UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:        811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

500 Index Trust B

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.8%
Consumer discretionary - 11.3%
Auto components - 0.4%
BorgWarner, Inc.	40,434	$2,127,220
Delphi Automotive PLC	54,097	3,318,310
Johnson Controls, Inc.	118,386	5,208,984
The Goodyear Tire & Rubber Company	50,394	1,138,148
		11,792,662
Automobiles - 0.6%
Ford Motor Company	696,255	10,297,611
General Motors Company	241,906	7,726,478
Harley-Davidson, Inc.	39,260	2,284,932
		20,309,021
Distributors - 0.1%
Genuine Parts Company	27,347	2,398,605
Diversified consumer services - 0.0%
H&R Block, Inc.	48,701	1,510,218
Hotels, restaurants and leisure - 1.6%
Carnival Corp.	81,802	3,285,986
Chipotle Mexican Grill, Inc. (I)	5,551	3,700,241
Darden Restaurants, Inc. (L)	23,179	1,192,791
Marriott International, Inc., Class A	39,415	2,755,109
McDonald’s Corp.	175,917	16,678,691
Starbucks Corp.	134,747	10,168,009
Starwood Hotels & Resorts Worldwide, Inc.	34,325	2,856,183
Wyndham Worldwide Corp.	22,716	1,845,902
Wynn Resorts, Ltd.	14,464	2,705,925
Yum! Brands, Inc.	79,078	5,692,034
		50,880,871
Household durables - 0.4%
D.R. Horton, Inc.	60,358	1,238,546
Garmin, Ltd. (L)	21,731	1,129,795
Harman International Industries, Inc.	12,070	1,183,343
Leggett & Platt, Inc.	24,824	866,854
Lennar Corp., Class A	31,571	1,225,902
Mohawk Industries, Inc. (I)	10,864	1,464,684
Newell Rubbermaid, Inc.	49,865	1,715,855
PulteGroup, Inc.	61,271	1,082,046
Whirlpool Corp.	13,713	1,997,298
		11,904,323
Internet and catalog retail - 1.3%
Amazon.com, Inc. (I)	67,898	21,893,031
Expedia, Inc.	18,288	1,602,395
Netflix, Inc. (I)	10,671	4,814,542
The Priceline Group, Inc. (I)	9,423	10,917,299
TripAdvisor, Inc. (I)	19,673	1,798,506
		41,025,773
Leisure products - 0.1%
Hasbro, Inc.	20,784	1,143,016
Mattel, Inc.	60,852	1,865,114
		3,008,130
Media - 3.4%
Cablevision Systems Corp., Class A	37,584	658,096
CBS Corp., Class B	87,154	4,662,739
Comcast Corp., Class A	464,621	24,987,317
DIRECTV (I)	90,249	7,808,343
Discovery Communications, Inc., Series A (I)	26,202	990,436
Discovery Communications, Inc., Series C (I)	49,338	1,839,321
Gannett Company, Inc.	40,797	1,210,447
News Corp., Class A (I)	88,661	1,449,607
Omnicom Group, Inc.	43,857	3,019,993
Scripps Networks Interactive, Inc., Class A	19,457	1,519,397
The Interpublic Group of Companies, Inc.	75,675	1,386,366
The Walt Disney Company	283,187	25,212,139
Time Warner Cable, Inc.	49,481	7,100,029
Time Warner, Inc.	153,291	11,529,016
Twenty-First Century Fox, Inc., Class A	336,971	11,554,736
Viacom, Inc., Class B	67,275	5,176,139
		110,104,121
Multiline retail - 0.6%
Dollar General Corp. (I)	55,274	3,377,794
Dollar Tree, Inc. (I)	36,972	2,073,020
Family Dollar Stores, Inc.	17,131	1,323,198
Kohl’s Corp.	36,139	2,205,563
Macy’s, Inc.	62,842	3,656,148
Nordstrom, Inc.	25,539	1,746,101
Target Corp.	112,882	7,075,444
		21,457,268
Specialty retail - 2.0%
AutoNation, Inc. (I)	14,119	710,327
AutoZone, Inc. (I)	5,692	2,900,985
Bed Bath & Beyond, Inc. (I)	35,360	2,327,749
Best Buy Company, Inc.	52,856	1,775,433
CarMax, Inc. (I)	39,680	1,843,136
GameStop Corp., Class A (L)	20,519	845,383
L Brands, Inc.	43,437	2,909,410
Lowe’s Companies, Inc.	175,929	9,310,163
O’Reilly Automotive, Inc. (I)	18,908	2,843,007
PetSmart, Inc.	18,434	1,292,039
Ross Stores, Inc.	38,367	2,899,778
Staples, Inc.	114,720	1,388,112
The Gap, Inc.	50,703	2,113,808
The Home Depot, Inc.	241,336	22,140,165
The TJX Companies, Inc.	124,119	7,344,121
Tiffany & Company	19,780	1,905,012
Tractor Supply Company	24,943	1,534,244
Urban Outfitters, Inc. (I)	19,252	706,548
		66,789,420
Textiles, apparel and luxury goods - 0.8%
Coach, Inc.	49,212	1,752,439
Fossil Group, Inc. (I)	8,683	815,334
Michael Kors Holdings, Ltd. (I)	36,802	2,627,295
NIKE, Inc., Class B	126,050	11,243,660
PVH Corp.	14,482	1,754,494
Ralph Lauren Corp.	10,601	1,746,303
Under Armour, Inc., Class A (I)(L)	30,114	2,080,877
VF Corp.	62,600	4,133,478
		26,153,880
		367,334,292
Consumer staples - 9.2%
Beverages - 2.1%
Brown-Forman Corp., Class B	28,762	2,594,908
Coca-Cola Company	708,184	30,211,129
Coca-Cola Enterprises, Inc.	38,787	1,720,591
Constellation Brands, Inc., Class A (I)	29,896	2,605,735
Dr. Pepper Snapple Group, Inc.	34,927	2,246,155
Molson Coors Brewing Company, Class B	28,156	2,095,933
Monster Beverage Corp. (I)	25,970	2,380,670
PepsiCo, Inc.	269,658	25,102,463
		68,957,584

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing - 2.2%
Costco Wholesale Corp.	78,372	$9,821,579
CVS Health Corp.	206,858	16,463,828
Safeway, Inc.	41,106	1,409,936
Sysco Corp.	104,350	3,960,083
The Kroger Company	87,631	4,556,812
Wal-Mart Stores, Inc.	283,070	21,646,363
Walgreen Company	157,919	9,359,859
Whole Foods Market, Inc.	66,489	2,533,896
		69,752,356
Food products - 1.5%
Archer-Daniels-Midland Company	114,449	5,848,344
Campbell Soup Company	31,786	1,358,216
ConAgra Foods, Inc.	74,913	2,475,126
General Mills, Inc.	111,390	5,619,626
Hormel Foods Corp.	24,135	1,240,298
Kellogg Company	45,665	2,812,964
Keurig Green Mountain, Inc.	21,859	2,844,512
Kraft Foods Group, Inc.	106,346	5,997,914
McCormick & Company, Inc.	23,398	1,565,326
Mead Johnson Nutrition Company	35,952	3,459,301
Mondelez International, Inc., Class A	303,291	10,392,266
The Hershey Company	26,753	2,553,039
The J.M. Smucker Company	18,363	1,817,753
Tyson Foods, Inc., Class A	52,008	2,047,555
		50,032,240
Household products - 1.9%
Colgate-Palmolive Company	153,086	9,984,269
Kimberly-Clark Corp.	67,662	7,278,401
Procter & Gamble Company	485,166	40,627,801
The Clorox Company (L)	23,268	2,234,659
		60,125,130
Personal products - 0.1%
Avon Products, Inc.	78,248	985,925
The Estee Lauder Companies, Inc., Class A	40,399	3,018,613
		4,004,538
Tobacco - 1.4%
Altria Group, Inc.	355,215	16,318,577
Lorillard, Inc.	64,583	3,869,168
Philip Morris International, Inc.	279,974	23,349,832
Reynolds American, Inc.	55,685	3,285,415
		46,822,992
		299,694,840
Energy - 9.4%
Energy equipment and services - 1.8%
Baker Hughes, Inc.	78,075	5,079,560
Cameron International Corp. (I)	36,408	2,416,763
Diamond Offshore Drilling, Inc. (L)	12,142	416,106
Ensco PLC, Class A (L)	41,444	1,712,052
FMC Technologies, Inc. (I)	42,059	2,284,224
Halliburton Company	151,815	9,793,586
Helmerich & Payne, Inc.	19,026	1,862,075
Nabors Industries, Ltd.	52,851	1,202,889
National Oilwell Varco, Inc.	76,577	5,827,510
Noble Corp. PLC	45,339	1,007,433
Schlumberger, Ltd.	233,127	23,706,685
Transocean, Ltd. (L)	60,194	1,924,402
		57,233,285
Oil, gas and consumable fuels - 7.6%
Anadarko Petroleum Corp.	91,260	9,257,414
Apache Corp.	68,850	6,462,950
Cabot Oil & Gas Corp.	74,884	2,447,958
Chesapeake Energy Corp.	96,112	2,209,615
Chevron Corp.	340,326	40,607,698
Cimarex Energy Company	15,817	2,001,325
ConocoPhillips	220,787	16,894,621
CONSOL Energy, Inc.	40,890	1,548,095
Denbury Resources, Inc.	62,593	940,773
Devon Energy Corp.	68,359	4,660,717
EOG Resources, Inc.	97,276	9,632,270
EQT Corp.	26,794	2,452,723
Exxon Mobil Corp.	764,178	71,870,941
Hess Corp.	47,175	4,449,546
Kinder Morgan, Inc. (L)	119,186	4,569,591
Marathon Oil Corp.	120,676	4,536,211
Marathon Petroleum Corp.	50,722	4,294,632
Murphy Oil Corp.	30,749	1,749,926
Newfield Exploration Company (I)	23,817	882,896
Noble Energy, Inc.	64,224	4,390,353
Occidental Petroleum Corp.	139,628	13,425,232
ONEOK, Inc.	37,181	2,437,215
Phillips 66	99,799	8,114,657
Pioneer Natural Resources Company	25,501	5,022,932
QEP Resources, Inc.	32,073	987,207
Range Resources Corp.	30,835	2,090,921
Southwestern Energy Company (I)	62,985	2,201,326
Spectra Energy Corp.	119,073	4,674,806
Tesoro Corp.	23,608	1,439,616
The Williams Companies, Inc.	119,435	6,610,727
Valero Energy Corp.	94,972	4,394,354
		247,259,248
		304,492,533
Financials - 15.8%
Banks - 5.9%
Bank of America Corp.	1,883,919	32,120,819
BB&T Corp.	130,681	4,862,640
Citigroup, Inc.	544,624	28,222,416
Comerica, Inc.	32,498	1,620,350
Fifth Third Bancorp	151,832	3,039,677
Huntington Bancshares, Inc.	147,627	1,436,411
JPMorgan Chase & Company	673,872	40,594,049
KeyCorp	159,330	2,123,869
M&T Bank Corp. (L)	23,371	2,881,411
Regions Financial Corp.	253,234	2,542,469
SunTrust Banks, Inc.	95,006	3,613,078
The PNC Financial Services Group, Inc.	97,007	8,301,859
U.S. Bancorp	321,295	13,439,770
Wells Fargo & Company	850,288	44,104,439
Zions Bancorporation	38,307	1,113,201
		190,016,458
Capital markets - 2.2%
Affiliated Managers Group, Inc. (I)	10,364	2,076,531
Ameriprise Financial, Inc.	34,048	4,200,842
BlackRock, Inc.	22,865	7,507,037
E*TRADE Financial Corp. (I)	51,935	1,173,212
Franklin Resources, Inc.	69,316	3,785,347
Invesco, Ltd.	77,230	3,049,040
Legg Mason, Inc.	18,532	948,097
Morgan Stanley	275,026	9,507,649
Northern Trust Corp.	39,590	2,693,308
State Street Corp.	74,811	5,506,838

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
T. Rowe Price Group, Inc.	46,752	$3,665,357
The Bank of New York Mellon Corp.	201,942	7,821,214
The Charles Schwab Corp.	203,038	5,967,287
The Goldman Sachs Group, Inc.	73,522	13,496,434
		71,398,193
Consumer finance - 0.9%
American Express Company	161,103	14,102,957
Capital One Financial Corp.	100,059	8,166,816
Discover Financial Services	81,531	5,249,781
Navient Corp.	75,913	1,344,419
		28,863,973
Diversified financial services - 1.9%
Berkshire Hathaway, Inc., Class B (I)	326,841	45,149,816
CME Group, Inc.	56,274	4,499,388
Intercontinental Exchange Group, Inc.	20,442	3,987,212
Leucadia National Corp.	55,429	1,321,427
McGraw-Hill Financial, Inc.	48,476	4,093,798
Moody’s Corp.	33,620	3,177,090
The NASDAQ OMX Group, Inc.	20,684	877,415
		63,106,146
Insurance - 2.7%
ACE, Ltd.	60,003	6,292,515
Aflac, Inc.	81,338	4,737,939
American International Group, Inc.	255,246	13,788,389
Aon PLC	51,977	4,556,824
Assurant, Inc.	12,911	830,177
Cincinnati Financial Corp.	26,360	1,240,238
Genworth Financial, Inc., Class A (I)	87,807	1,150,272
Lincoln National Corp.	46,731	2,503,847
Loews Corp.	54,277	2,261,180
Marsh & McLennan Companies, Inc.	97,758	5,116,654
MetLife, Inc.	200,271	10,758,558
Principal Financial Group, Inc.	49,022	2,572,184
Prudential Financial, Inc.	82,578	7,261,909
The Allstate Corp.	77,153	4,734,880
The Chubb Corp.	43,731	3,983,019
The Hartford Financial Services Group, Inc.	79,438	2,959,066
The Progressive Corp.	97,791	2,472,156
The Travelers Companies, Inc.	61,005	5,730,810
Torchmark Corp.	23,518	1,231,638
Unum Group	46,349	1,593,479
XL Group PLC	49,297	1,635,181
		87,410,915
Real estate investment trusts - 2.1%
American Tower Corp.	70,411	6,592,582
Apartment Investment & Management
Company, Class A	26,440	841,321
AvalonBay Communities, Inc.	23,781	3,352,408
Boston Properties, Inc.	27,145	3,142,305
Crown Castle International Corp.	59,747	4,811,426
Equity Residential	65,499	4,033,428
Essex Property Trust, Inc.	11,536	2,062,060
General Growth Properties, Inc.	113,733	2,678,412
HCP, Inc.	81,847	3,250,144
Health Care REIT, Inc.	58,839	3,669,788
Host Hotels & Resorts, Inc.	134,267	2,863,915
Iron Mountain, Inc.	30,235	987,173
Kimco Realty Corp.	73,252	1,604,951
Plum Creek Timber Company, Inc.	31,334	1,222,339
Prologis, Inc.	89,246	3,364,574
Public Storage	25,823	4,282,486
Simon Property Group, Inc.	55,923	9,194,860
The Macerich Company	24,990	1,595,112
Ventas, Inc.	52,699	3,264,703
Vornado Realty Trust	31,166	3,115,353
Weyerhaeuser Company	95,437	3,040,623
		68,969,963
Real estate management and development - 0.0%
CBRE Group, Inc., Class A (I)	49,887	1,483,639
Thrifts and mortgage finance - 0.1%
Hudson City Bancorp, Inc.	85,972	835,648
People’s United Financial, Inc.	55,777	807,093
		1,642,741
		512,892,028
Health care - 13.5%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (I)	35,271	5,848,637
Amgen, Inc.	135,905	19,089,216
Biogen Idec, Inc. (I)	42,157	13,945,957
Celgene Corp. (I)	142,828	13,537,238
Gilead Sciences, Inc. (I)	271,382	28,888,614
Regeneron Pharmaceuticals, Inc. (I)	13,343	4,810,418
Vertex Pharmaceuticals, Inc. (I)	42,039	4,721,400
		90,841,480
Health care equipment and supplies - 2.0%
Abbott Laboratories	269,665	11,215,367
Baxter International, Inc.	96,900	6,954,513
Becton, Dickinson and Company	34,379	3,912,674
Boston Scientific Corp. (I)	235,041	2,775,834
C.R. Bard, Inc.	13,843	1,975,535
CareFusion Corp. (I)	36,840	1,667,010
Covidien PLC	80,364	6,952,290
DENTSPLY International, Inc.	24,977	1,138,951
Edwards Lifesciences Corp. (I)	19,039	1,944,834
Intuitive Surgical, Inc. (I)	6,479	2,992,132
Medtronic, Inc.	176,004	10,903,448
St. Jude Medical, Inc.	50,629	3,044,322
Stryker Corp.	54,588	4,407,981
Varian Medical Systems, Inc. (I)	18,437	1,477,172
Zimmer Holdings, Inc.	30,066	3,023,136
		64,385,199
Health care providers and services - 2.1%
Aetna, Inc.	62,760	5,083,560
AmerisourceBergen Corp.	38,466	2,973,422
Cardinal Health, Inc.	61,136	4,580,309
Cigna Corp.	47,024	4,264,607
DaVita HealthCare Partners, Inc. (I)	31,444	2,299,814
Express Scripts Holding Company (I)	133,881	9,456,015
Humana, Inc.	27,429	3,573,724
Laboratory Corp. of America Holdings (I)	15,212	1,547,821
McKesson Corp.	41,835	8,144,019
Patterson Companies, Inc.	14,940	618,964
Quest Diagnostics, Inc.	25,794	1,565,180
Tenet Healthcare Corp. (I)	17,627	1,046,868
UnitedHealth Group, Inc.	174,490	15,049,763
Universal Health Services, Inc., Class B	16,603	1,735,014
WellPoint, Inc.	49,049	5,867,241
		67,806,321
Health care technology - 0.1%
Cerner Corp. (I)	55,655	3,315,368

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services - 0.5%
Agilent Technologies, Inc.	59,509	$3,390,823
PerkinElmer, Inc.	19,872	866,419
Thermo Fisher Scientific, Inc.	71,682	8,723,699
Waters Corp. (I)	15,127	1,499,388
		14,480,329
Pharmaceuticals - 6.0%
AbbVie, Inc.	285,995	16,519,071
Actavis PLC (I)	47,435	11,445,117
Allergan, Inc.	53,204	9,480,421
Bristol-Myers Squibb Company	296,632	15,181,626
Eli Lilly & Company	175,768	11,398,555
Hospira, Inc. (I)	29,832	1,552,159
Johnson & Johnson	505,078	53,836,264
Mallinckrodt PLC (I)	20,236	1,824,275
Merck & Company, Inc.	517,602	30,683,447
Mylan, Inc. (I)	66,312	3,016,533
Perrigo Company PLC	23,847	3,581,581
Pfizer, Inc.	1,137,373	33,632,120
Zoetis, Inc.	89,556	3,309,094
		195,460,263
		436,288,960
Industrials - 10.0%
Aerospace and defense - 2.6%
General Dynamics Corp.	56,707	7,206,893
Honeywell International, Inc.	139,830	13,020,970
L-3 Communications Holdings, Inc.	15,304	1,819,952
Lockheed Martin Corp.	48,114	8,794,277
Northrop Grumman Corp.	37,454	4,934,939
Precision Castparts Corp.	25,924	6,140,877
Raytheon Company	56,051	5,695,903
Rockwell Collins, Inc.	24,197	1,899,465
Textron, Inc.	49,979	1,798,744
The Boeing Company	120,151	15,304,834
United Technologies Corp.	153,017	16,158,595
		82,775,449
Air freight and logistics - 0.7%
C.H. Robinson Worldwide, Inc.	26,342	1,747,001
Expeditors International of Washington, Inc.	36,493	1,480,886
FedEx Corp.	47,490	7,667,261
United Parcel Service, Inc., Class B	126,647	12,448,134
		23,343,282
Airlines - 0.3%
Delta Air Lines, Inc.	151,036	5,459,951
Southwest Airlines Company	120,747	4,077,626
		9,537,577
Building products - 0.1%
Allegion PLC	19,000	905,160
Masco Corp.	63,056	1,508,300
		2,413,460
Commercial services and supplies - 0.4%
Cintas Corp.	17,901	1,263,632
Pitney Bowes, Inc.	35,695	892,018
Republic Services, Inc.	44,002	1,716,958
Stericycle, Inc. (I)	15,110	1,761,222
The ADT Corp. (L)	32,694	1,159,329
Tyco International, Ltd.	78,327	3,491,034
Waste Management, Inc.	77,301	3,674,117
		13,958,310
Construction and engineering - 0.1%
Fluor Corp.	28,474	1,901,778
Jacobs Engineering Group, Inc. (I)	23,418	1,143,267
Quanta Services, Inc. (I)	38,631	1,401,919
		4,446,964
Electrical equipment - 0.6%
AMETEK, Inc.	43,889	2,203,667
Eaton Corp. PLC	84,745	5,370,291
Emerson Electric Company	125,493	7,853,352
Rockwell Automation, Inc.	24,636	2,707,004
		18,134,314
Industrial conglomerates - 2.3%
3M Company	116,443	16,497,644
Danaher Corp.	109,008	8,282,428
General Electric Company	1,797,164	46,043,342
Roper Industries, Inc.	17,768	2,599,281
		73,422,695
Machinery - 1.5%
Caterpillar, Inc.	111,995	11,090,865
Cummins, Inc.	30,952	4,085,045
Deere & Company	64,024	5,249,328
Dover Corp.	30,126	2,420,022
Flowserve Corp.	24,413	1,721,605
Illinois Tool Works, Inc.	65,697	5,546,141
Ingersoll-Rand PLC	48,874	2,754,539
Joy Global, Inc. (L)	17,890	975,721
PACCAR, Inc.	63,314	3,600,984
Pall Corp.	19,604	1,640,855
Parker Hannifin Corp.	26,591	3,035,363
Pentair PLC	35,322	2,313,238
Snap-on, Inc.	10,401	1,259,353
Stanley Black & Decker, Inc.	27,574	2,448,295
Xylem, Inc.	32,717	1,161,126
		49,302,480
Professional services - 0.2%
Equifax, Inc.	21,608	1,614,982
Nielsen NV	54,661	2,423,122
Robert Half International, Inc.	24,749	1,212,701
The Dun & Bradstreet Corp.	6,774	795,742
		6,046,547
Road and rail - 1.0%
CSX Corp.	180,085	5,773,525
Kansas City Southern	19,571	2,372,005
Norfolk Southern Corp.	55,225	6,163,110
Ryder Systems, Inc.	9,347	840,950
Union Pacific Corp.	160,760	17,429,599
		32,579,189
Trading companies and distributors - 0.2%
Fastenal Company (L)	48,499	2,177,605
United Rentals, Inc. (I)	17,279	1,919,697
W.W. Grainger, Inc.	10,856	2,731,912
		6,829,214
		322,789,481
Information technology - 19.0%
Communications equipment - 1.6%
Cisco Systems, Inc.	911,826	22,950,660
F5 Networks, Inc. (I)	13,454	1,597,528
Harris Corp.	19,014	1,262,530
Juniper Networks, Inc.	72,720	1,610,748

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Motorola Solutions, Inc.	40,278	$2,548,792
QUALCOMM, Inc.	300,890	22,497,545
		52,467,803
Electronic equipment, instruments and components - 0.4%
Amphenol Corp., Class A	28,081	2,804,169
Corning, Inc.	228,190	4,413,195
FLIR Systems, Inc.	25,188	789,392
Jabil Circuit, Inc.	34,240	690,621
TE Connectivity, Ltd.	72,956	4,033,737
		12,731,114
Internet software and services - 3.3%
Akamai Technologies, Inc. (I)	31,918	1,908,696
eBay, Inc. (I)	201,424	11,406,641
Facebook, Inc., Class A (I)	349,550	27,628,432
Google, Inc., Class A (I)	51,030	30,026,562
Google, Inc., Class C (I)	51,027	29,460,949
VeriSign, Inc. (I)	19,436	1,071,312
Yahoo!, Inc. (I)	163,810	6,675,258
		108,177,850
IT services - 3.2%
Accenture PLC, Class A	113,500	9,229,820
Alliance Data Systems Corp. (I)	10,128	2,514,479
Automatic Data Processing, Inc.	85,887	7,135,492
Cognizant Technology
Solutions Corp., Class A (I)	108,258	4,846,711
Computer Sciences Corp.	25,887	1,582,990
Fidelity National Information Services, Inc.	51,933	2,923,828
Fiserv, Inc. (I)	45,151	2,918,335
International Business Machines Corp.	166,395	31,586,763
MasterCard, Inc., Class A	176,484	13,045,697
Paychex, Inc.	57,738	2,552,020
Teradata Corp. (I)	28,385	1,189,899
The Western Union Company	98,277	1,576,363
Total System Services, Inc.	29,668	918,521
Visa, Inc., Class A	88,232	18,826,062
Xerox Corp.	198,682	2,628,563
		103,475,543
Semiconductors and semiconductor equipment - 2.4%
Altera Corp.	56,492	2,021,284
Analog Devices, Inc.	55,876	2,765,303
Applied Materials, Inc.	215,913	4,665,880
Avago Technologies, Ltd.	45,588	3,966,156
Broadcom Corp., Class A	94,506	3,819,933
First Solar, Inc. (I)	12,742	838,551
Intel Corp.	888,379	30,933,357
KLA-Tencor Corp.	29,806	2,348,117
Lam Research Corp.	28,758	2,148,223
Linear Technology Corp.	42,263	1,876,055
Microchip Technology, Inc. (L)	35,302	1,667,313
Micron Technology, Inc. (I)	194,084	6,649,318
NVIDIA Corp.	90,579	1,671,183
Texas Instruments, Inc.	193,236	9,215,425
Xilinx, Inc.	47,400	2,007,390
		76,593,488
Software - 3.7%
Adobe Systems, Inc. (I)	84,971	5,879,143
Autodesk, Inc. (I)	40,614	2,237,831
CA, Inc.	57,744	1,613,367
Citrix Systems, Inc. (I)	29,748	2,122,222
Electronic Arts, Inc. (I)	54,941	1,956,449
Intuit, Inc.	50,630	4,437,720
Microsoft Corp.	1,477,548	68,499,125
Oracle Corp.	583,511	22,336,801
Red Hat, Inc. (I)	33,982	1,908,089
Salesforce.com, Inc. (I)	102,744	5,910,862
Symantec Corp.	123,672	2,907,529
		119,809,138
Technology hardware, storage and peripherals - 4.4%
Apple, Inc.	1,073,436	108,148,677
EMC Corp.	362,146	10,596,392
Hewlett-Packard Company	333,490	11,828,890
NetApp, Inc.	55,353	2,377,965
SanDisk Corp.	40,119	3,929,656
Seagate Technology PLC	58,627	3,357,568
Western Digital Corp.	39,740	3,867,497
		144,106,645
		617,361,581
Materials - 3.3%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	34,526	4,494,595
Airgas, Inc.	11,786	1,304,121
CF Industries Holdings, Inc.	8,645	2,413,857
E.I. du Pont de Nemours & Company	162,988	11,696,019
Eastman Chemical Company	27,011	2,184,920
Ecolab, Inc.	48,182	5,532,739
FMC Corp.	23,672	1,353,802
International Flavors & Fragrances, Inc.	14,376	1,378,371
LyondellBasell Industries NV, Class A	76,488	8,311,186
Monsanto Company	93,656	10,537,237
PPG Industries, Inc.	24,717	4,862,823
Praxair, Inc.	52,499	6,772,371
Sigma-Aldrich Corp.	21,295	2,896,333
The Dow Chemical Company	201,809	10,582,864
The Mosaic Company	57,237	2,541,895
The Sherwin-Williams Company	15,151	3,317,917
		80,181,050
Construction materials - 0.1%
Martin Marietta Materials, Inc.	10,596	1,366,248
Vulcan Materials Company	23,382	1,408,298
		2,774,546
Containers and packaging - 0.2%
Avery Dennison Corp.	17,171	766,685
Ball Corp.	25,136	1,590,355
Bemis Company, Inc.	18,366	698,275
MeadWestvaco Corp.	30,775	1,259,929
Owens-Illinois, Inc. (I)	29,467	767,615
Sealed Air Corp.	39,537	1,379,051
		6,461,910
Metals and mining - 0.4%
Alcoa, Inc.	212,384	3,417,259
Allegheny Technologies, Inc.	19,183	711,689
Freeport-McMoRan Copper & Gold, Inc.	185,230	6,047,760
Newmont Mining Corp.	88,747	2,045,618
Nucor Corp.	56,516	3,067,688
		15,290,014
Paper and forest products - 0.1%
International Paper Company	74,792	3,570,570
		108,278,090

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Telecommunication services - 2.4%
Diversified telecommunication services - 2.4%
AT&T, Inc.	927,731	$32,693,240
CenturyLink, Inc.	103,096	4,215,595
Frontier Communications Corp. (L)	176,258	1,147,440
Verizon Communications, Inc.	744,851	37,235,101
Windstream Holdings, Inc. (L)	107,341	1,157,136
		76,448,512
Utilities - 2.9%
Electric utilities - 1.7%
American Electric Power Company, Inc.	87,211	4,553,286
Duke Energy Corp.	127,959	9,567,494
Edison International	58,122	3,250,182
Entergy Corp.	31,757	2,455,769
Exelon Corp.	152,594	5,201,929
FirstEnergy Corp.	74,686	2,507,209
NextEra Energy, Inc.	79,088	7,424,781
Northeast Utilities	56,046	2,482,838
Pepco Holdings, Inc.	44,158	1,181,668
Pinnacle West Capital Corp.	19,888	1,086,680
PPL Corp.	120,052	3,942,508
The Southern Company	161,553	7,051,788
Xcel Energy, Inc.	89,122	2,709,309
		53,415,441
Gas utilities - 0.0%
AGL Resources, Inc.	21,385	1,097,906
Independent power and renewable electricity producers - 0.1%
AES Corp.	116,465	1,651,474
NRG Energy, Inc.	62,041	1,891,010
		3,542,484
Multi-utilities - 1.1%
Ameren Corp.	43,586	1,670,651
CenterPoint Energy, Inc.	76,690	1,876,604
CMS Energy Corp.	47,865	1,419,676
Consolidated Edison, Inc.	52,192	2,957,199
Dominion Resources, Inc.	105,737	7,305,369
DTE Energy Company	31,493	2,395,987
Integrys Energy Group, Inc.	14,424	934,964
NiSource, Inc.	55,637	2,280,004
PG&E Corp.	85,298	3,841,822
Public Service Enterprise Group, Inc.	90,151	3,357,223
SCANA Corp.	25,370	1,258,606
Sempra Energy	40,658	4,284,540
TECO Energy, Inc.	46,084	800,940
Wisconsin Energy Corp. (L)	39,979	1,719,097
		36,102,682
		94,158,513
TOTAL COMMON STOCKS (Cost $1,770,774,064)		$3,139,738,830

SECURITIES LENDING COLLATERAL - 0.6%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	2,060,555	20,620,182
TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,620,140)		$20,620,182

SHORT-TERM INVESTMENTS - 3.2%
Repurchase agreement - 3.2%
Repurchase Agreement with State Street Corp.
dated 09/30/2014 at 0.000% to be
repurchased at $103,344,000 on 10/01/2014,
collateralized by $94,120,000 U.S. Treasury
Bonds, 3.750% due 11/15/2043 (valued at
$105,414,400, including interest)	103,344,000	103,344,000
TOTAL SHORT-TERM INVESTMENTS (Cost $103,344,000)		$103,344,000
Total Investments (500 Index Trust B)
(Cost $1,894,738,204) - 100.6%		$3,263,703,012
Other assets and liabilities, net - (0.6%)		(20,029,480)
TOTAL NET ASSETS - 100.0%		$3,243,673,532

Active Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 23.2%
U.S. government - 6.0%
U.S. Treasury Bonds
3.125%, 02/15/2042	$4,850,000	$4,803,013
3.375%, 05/15/2044	20,565,000	21,233,363
U.S. Treasury Notes
2.375%, 12/31/2020 to 08/15/2024	24,728,000	24,518,170
		50,554,546
U.S. government agency - 17.2%
Federal Home Loan Bank
2.900%, 09/05/2025	300,000	287,685
3.170%, 10/04/2027	310,000	295,756
3.250%, 06/21/2027	415,152	406,360
Federal Home Loan Mortgage Corp.
2.559%, 06/01/2044 (P)	804,669	824,100
2.697%, 05/01/2044 (P)	807,911	830,908
3.000%, 03/01/2043	2,212,798	2,202,512
3.032%, 03/01/2044 (P)	240,794	248,696
4.000%, 11/01/2043 to 02/01/2044	2,661,515	2,812,165
4.500%, 09/01/2023 to 10/01/2041	7,068,009	7,629,357
5.000%, 03/01/2041 to 04/01/2041	2,599,505	2,872,832
5.500%, 07/01/2037	48,820	54,418
Federal National Mortgage Association
2.113%, 08/01/2034 (P)	1,723,035	1,822,651
2.497%, 07/01/2033 (P)	46,507	49,854
2.531%, 06/01/2044 (P)	1,422,359	1,456,949
2.549%, 04/01/2044 (P)	1,398,928	1,435,018
2.910%, 03/01/2044 (P)	214,361	220,939
3.000%, TBA (C)	13,750,000	13,554,358
3.000%, 07/01/2027 to 05/01/2043	5,060,672	5,044,113
3.400%, 09/27/2032	1,145,000	1,082,831
3.500%, 02/01/2026 to 06/01/2042	9,050,209	9,357,829
4.000%, 12/01/2024 to 01/01/2044	18,501,180	19,627,932
4.500%, 08/01/2040 to 08/01/2041	20,479,481	22,189,810
5.000%, 05/01/2018 to 04/01/2041	17,914,891	19,818,845
5.500%, 02/01/2018 to 11/01/2039	10,492,724	11,718,584
6.000%, 05/01/2035 to 02/01/2036	5,920,521	6,683,064
6.500%, 02/01/2036 to 06/01/2039	3,040,526	3,435,117
7.000%, 04/01/2017 to 06/01/2032	353,981	408,703
7.500%, 09/01/2029 to 08/01/2031	81,250	96,395

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. government agency (continued)
Government National
Mortgage Association
4.000%, 02/15/2041		$6,081,213	$6,482,627
5.000%, 04/15/2035		929,876	1,031,825
5.500%, 03/15/2035		525,810	591,331
6.000%, 03/15/2033 to 06/15/2033		409,984	466,463
6.500%, 09/15/2028 to 08/15/2031		107,546	123,687
7.000%, 04/15/2029		59,143	69,146
8.000%, 10/15/2026 to 05/15/2029		78,237	92,789
			145,325,649
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $193,877,275)			$195,880,195

FOREIGN GOVERNMENT
OBLIGATIONS - 0.6%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)		620,000	620,620
Republic of Argentina
8.280%, 12/31/2033 (H)		455,662	391,870
9.224%, 12/15/2035 (I)(P)	ARS	19,532,033	143,592
			1,156,082
Germany - 0.2%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,519,349
Mexico - 0.1%
Government of Mexico
8.000%, 12/07/2023	MXN	11,861,100	1,000,244
Panama - 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	490,200
9.375%, 04/01/2029		130,000	192,725
			682,925
Peru - 0.0%
Republic of Peru
9.875%, 02/06/2015		111,000	114,152
United Kingdom - 0.1%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	192,282
8.000%, 12/07/2015		125,000	220,511
			412,793
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,175,503)			$4,885,545

CORPORATE BONDS - 42.8%
Consumer discretionary - 4.5%
21st Century Fox America, Inc.
6.150%, 03/01/2037		$210,000	249,769
6.400%, 12/15/2035		205,000	254,159
6.650%, 11/15/2037		1,000,000	1,253,481
6.750%, 01/09/2038		108,000	132,317
7.750%, 12/01/2045		491,000	701,600
Advance Auto Parts, Inc.
4.500%, 12/01/2023		650,000	678,907
AMC Entertainment, Inc.
5.875%, 02/15/2022		555,000	559,163
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,120,000	427,821
AutoNation, Inc.
5.500%, 02/01/2020		975,000	1,062,750
Bed Bath & Beyond, Inc.
3.749%, 08/01/2024		280,000	277,707
5.165%, 08/01/2044		280,000	274,165
Brinker International, Inc.
3.875%, 05/15/2023		740,000	726,716
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		490,000	516,950
Chrysler Group LLC
8.000%, 06/15/2019		245,000	260,006
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,306,843
Conn’s, Inc.
7.250%, 07/15/2022 (L)(S)		685,000	583,106
Dana Holding Corp.
6.000%, 09/15/2023		565,000	583,363
Delphi Corp.
5.000%, 02/15/2023		1,505,000	1,610,350
Ford Motor Company
4.750%, 01/15/2043		215,000	215,180
Ford Motor Credit Company LLC
5.875%, 08/02/2021		2,644,000	3,040,761
8.000%, 12/15/2016		624,000	709,726
General Motors Company
4.875%, 10/02/2023		665,000	703,238
6.250%, 10/02/2043		600,000	702,000
General Motors Financial Company, Inc.
4.375%, 09/25/2021		460,000	470,350
Grain Spectrum Funding II LLC
3.290%, 10/10/2019 (S)		500,000	498,245
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)		1,000,000	1,027,754
Hot Topic, Inc.
9.250%, 06/15/2021 (S)		325,000	347,750
Hyatt Hotels Corp.
3.375%, 07/15/2023		1,160,000	1,129,000
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)		715,000	664,950
L Brands, Inc.
6.625%, 04/01/2021		805,000	887,513
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036		802,000	882,947
MDC Holdings, Inc.
5.500%, 01/15/2024		670,000	660,182
Myriad International Holdings BV
6.000%, 07/18/2020 (S)		300,000	325,500
New Look Bondco I PLC
8.375%, 05/14/2018 (S)		265,000	276,263
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)		660,000	631,038
Quiksilver, Inc.
7.875%, 08/01/2018 (L)(S)		585,000	523,575
QVC, Inc.
4.375%, 03/15/2023		450,000	449,073
5.125%, 07/02/2022		400,000	420,333
5.450%, 08/15/2034 (S)		475,000	466,545
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)		505,000	618,125
Stackpole International Intermediate
Company SA
7.750%, 10/15/2021 (S)		325,000	327,438

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Target Corp.
6.500%, 10/15/2037	$657,000	$845,989
The Hillman Group, Inc.
6.375%, 07/15/2022 (S)	170,000	164,475
Time Warner Cable, Inc.
4.500%, 09/15/2042	850,000	838,772
5.500%, 09/01/2041	750,000	844,260
8.250%, 04/01/2019	510,000	633,615
Time Warner Companies, Inc.
7.570%, 02/01/2024	716,000	914,336
Time Warner Entertainment Company LP
8.375%, 07/15/2033	300,000	443,139
Time Warner, Inc.
7.625%, 04/15/2031	451,000	608,747
Toll Brothers Finance Corp.
4.000%, 12/31/2018	600,000	599,250
Tops Holding II Corp.
8.750%, 06/15/2018	340,000	340,000
Viacom, Inc.
4.375%, 03/15/2043	1,142,000	1,051,443
6.125%, 10/05/2017	750,000	847,049
Waterford Gaming LLC
8.625%, 09/15/2014 (H)(S)	409,830	35,019
WideOpenWest Finance LLC
10.250%, 07/15/2019	160,000	172,800
Yum! Brands, Inc.
3.875%, 11/01/2023	600,000	603,614
5.350%, 11/01/2043	600,000	652,563
6.250%, 03/15/2018	155,000	175,985
6.875%, 11/15/2037	292,000	369,140
		37,576,855
Consumer staples - 1.8%
Ajecorp BV
6.500%, 05/14/2022 (S)	575,000	523,538
Alliance One International, Inc.
9.875%, 07/15/2021	1,115,000	1,087,125
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	540,000	703,134
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	455,000	565,168
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021	475,000	524,875
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	1,192,300	1,606,944
Fomento Economico Mexicano SAB
de CV
4.375%, 05/10/2043	1,000,000	903,820
Harbinger Group, Inc.
7.875%, 07/15/2019	480,000	511,200
Kraft Foods Group, Inc.
6.125%, 08/23/2018	817,000	937,371
Prestige Brands, Inc.
5.375%, 12/15/2021 (S)	345,000	324,300
Revlon Consumer Products Corp.
5.750%, 02/15/2021	420,000	411,600
Reynolds American, Inc.
4.850%, 09/15/2023	1,000,000	1,065,401
SABMiller PLC
6.500%, 07/15/2018 (S)	715,000	825,314
Safeway, Inc.
4.750%, 12/01/2021	210,000	211,838
5.000%, 08/15/2019	1,190,000	1,192,833
6.350%, 08/15/2017	164,000	172,961
TESCO PLC
6.150%, 11/15/2037 (S)	900,000	925,340
The Kroger Company
7.000%, 05/01/2018	1,105,000	1,279,197
Tops Holding Corp.
8.875%, 12/15/2017	202,000	210,585
Tyson Foods, Inc.
3.950%, 08/15/2024	415,000	415,845
Vector Group, Ltd.
7.750%, 02/15/2021	390,000	410,475
		14,808,864
Energy - 6.2%
Access Midstream Partners LP
4.875%, 05/15/2023 to 03/15/2024	785,000	804,369
Afren PLC
6.625%, 12/09/2020 (S)	400,000	381,000
10.250%, 04/08/2019 (S)	290,000	310,300
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,000,000	1,218,617
Astoria Depositor Corp.
8.144%, 05/01/2021 (S)	835,000	876,750
Baytex Energy Corp.
5.625%, 06/01/2024 (S)	95,000	91,200
Boardwalk Pipelines LP
3.375%, 02/01/2023	850,000	791,219
BP Capital Markets PLC
2.750%, 05/10/2023	530,000	500,712
California Resources Corp.
5.500%, 09/15/2021 (S)	380,000	385,700
6.000%, 11/15/2024 (S)	740,000	760,350
Cameron International Corp.
5.950%, 06/01/2041	1,178,000	1,377,658
Cimarex Energy Company
4.375%, 06/01/2024	655,000	658,406
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	609,246
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	655,000	608,844
Compressco Partners LP
7.250%, 08/15/2022 (S)	360,000	360,900
Continental Resources, Inc.
5.000%, 09/15/2022	1,175,000	1,239,625
DCP Midstream LLC
9.750%, 03/15/2019 (S)	565,000	723,620
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	1,760,000	1,738,000
DCP Midstream Operating LP
3.875%, 03/15/2023	335,000	335,494
Denbury Resources, Inc.
5.500%, 05/01/2022	370,000	367,225
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,056,238
Devon Financing Corp. ULC
7.875%, 09/30/2031	874,000	1,208,399
Ecopetrol SA
5.875%, 09/18/2023	290,000	320,088
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	538,068
Enbridge Energy Partners LP
7.500%, 04/15/2038	600,000	795,603

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer Partners LP
4.150%, 10/01/2020	$1,000,000	$1,038,684
9.700%, 03/15/2019	535,000	684,734
Energy XXI Gulf Coast, Inc.
6.875%, 03/15/2024 (S)	210,000	197,400
Enterprise Products Operating LLC
6.650%, 04/15/2018	750,000	870,241
6.875%, 03/01/2033	471,000	607,970
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	900,000	951,417
Enterprise Products Operating LLC
(8.375% to 8-1-16, then 3 month
LIBOR + 3.708%)
08/01/2066	665,000	731,500
EP Energy LLC
7.750%, 09/01/2022	335,000	354,263
EV Energy Partners LP
8.000%, 04/15/2019	555,000	574,425
Exterran Partners LP
6.000%, 04/01/2021	205,000	199,363
FTS International, Inc.
6.250%, 05/01/2022 (S)	270,000	265,275
Halcon Resources Corp.
8.875%, 05/15/2021	295,000	290,575
Hess Corp.
5.600%, 02/15/2041	800,000	898,447
Jones Energy Holdings LLC
6.750%, 04/01/2022 (S)	235,000	235,000
Kerr-McGee Corp.
6.950%, 07/01/2024	510,000	641,949
Key Energy Services, Inc.
6.750%, 03/01/2021	455,000	437,938
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	500,000	505,261
5.800%, 03/15/2035	402,000	422,559
7.300%, 08/15/2033	603,000	719,518
7.750%, 03/15/2032	285,000	357,672
Kosmos Energy, Ltd.
7.875%, 08/01/2021 (S)	310,000	313,100
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	950,000	889,438
Marathon Oil Corp.
6.800%, 03/15/2032	785,000	982,575
MarkWest Energy Partners LP
6.500%, 08/15/2021	369,000	389,295
Midstates Petroleum Company, Inc.
9.250%, 06/01/2021	700,000	694,750
Newfield Exploration Company
5.750%, 01/30/2022	715,000	766,838
Nexen Energy ULC
5.875%, 03/10/2035	598,000	684,990
6.400%, 05/15/2037	775,000	944,408
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	455,801
Nostrum Oil & Gas Finance BV
6.375%, 02/14/2019 (S)	525,000	527,625
Offshore Group Investment, Ltd.
7.125%, 04/01/2023	300,000	264,375
ONEOK Partners LP
6.650%, 10/01/2036	835,000	994,499
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)	400,000	382,120
5.375%, 01/26/2019 (S)	485,000	491,669
Petro-Canada
6.050%, 05/15/2018	745,000	849,664
Petrobras Global Finance BV
4.375%, 05/20/2023	420,000	393,553
Petrobras International Finance Company
5.375%, 01/27/2021	400,000	403,960
Petroleos de Venezuela SA
5.375%, 04/12/2027	930,000	461,280
Petroleos Mexicanos
4.875%, 01/24/2022	330,000	350,625
Plains All American Pipeline LP
3.600%, 11/01/2024	410,000	402,508
Plains Exploration & Production Company
6.500%, 11/15/2020	455,000	498,280
6.750%, 02/01/2022	679,000	751,993
6.875%, 02/15/2023	228,000	258,780
Precision Drilling Corp.
6.625%, 11/15/2020	315,000	326,813
Regency Energy Partners LP
5.000%, 10/01/2022	145,000	143,188
5.500%, 04/15/2023	600,000	609,000
5.875%, 03/01/2022	145,000	151,163
Rex Energy Corp.
8.875%, 12/01/2020	305,000	327,875
RKI Exploration & Production LLC
8.500%, 08/01/2021 (S)	370,000	382,025
Rowan Companies, Inc.
4.875%, 06/01/2022	415,000	431,227
Spectra Energy Capital LLC
6.750%, 02/15/2032	589,000	700,484
Summit Midstream Holdings LLC
7.500%, 07/01/2021	230,000	246,100
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	1,047,760
Talisman Energy, Inc.
6.250%, 02/01/2038	1,025,000	1,143,472
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)	370,000	363,063
TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month
LIBOR + 2.210%)
05/15/2067	815,000	841,488
Transocean, Inc.
6.000%, 03/15/2018	500,000	539,219
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	255,000	263,766
Tullow Oil PLC
6.000%, 11/01/2020 (S)	380,000	380,000
6.250%, 04/15/2022 (S)	375,000	366,563
Weatherford International, Ltd.
6.500%, 08/01/2036	600,000	692,068
Williams Partners LP
4.300%, 03/04/2024	700,000	714,167
WPX Energy, Inc.
5.250%, 09/15/2024	185,000	178,988
6.000%, 01/15/2022	385,000	395,588
		52,437,965
Financials - 17.4%
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	505,000	559,760

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
American Express Bank FSB
6.000%, 09/13/2017		$585,000	$657,998
American International Group, Inc.
4.125%, 02/15/2024		375,000	389,640
6.250%, 03/15/2037		100,000	111,986
6.400%, 12/15/2020		292,000	346,628
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		69,000	92,978
American Tower Corp.
3.400%, 02/15/2019		390,000	398,531
4.700%, 03/15/2022		590,000	617,757
5.000%, 02/15/2024		670,000	702,433
5.900%, 11/01/2021		800,000	895,258
Aquarius + Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024		335,000	350,604
ARC Properties Operating Partnership LP
4.600%, 02/06/2024 (S)		980,000	997,917
Aries Vermogensverwaltung GmbH
9.600%, 10/25/2014		750,000	753,029
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)		315,000	318,150
Assurant, Inc.
4.000%, 03/15/2023		1,260,000	1,266,794
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)		710,000	717,623
AvalonBay Communities, Inc.
5.700%, 03/15/2017		750,000	823,249
AXA SA
8.600%, 12/15/2030		360,000	484,200
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)		365,000	392,375
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)		1,440,000	1,511,107
Banco do Brasil SA (6.250% to 4-15-24,
then 10 Year U.S. Treasury + 4.398%)
04/15/2024 (Q)(S)		665,000	509,723
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	1,400,000	546,216
Bank of America Corp.
3.625%, 03/17/2016		$550,000	569,861
4.200%, 08/26/2024		420,000	415,821
5.000%, 05/13/2021		1,800,000	1,977,089
5.650%, 05/01/2018		1,000,000	1,112,477
6.250%, 09/05/2024 (P)(Q)		700,000	695,625
6.875%, 04/25/2018		920,000	1,061,299
7.625%, 06/01/2019		1,065,000	1,286,836
Bank of America Corp. (8.000% to
1-30-18, then 3 month
LIBOR + 3.630%)
01/30/2018 (Q)		655,000	706,175
Barclays Bank PLC
10.179%, 06/12/2021 (S)		720,000	979,072
Boston Properties LP
3.700%, 11/15/2018		1,043,000	1,104,041
BPCE SA
4.500%, 03/15/2025 (S)		710,000	689,562
5.700%, 10/22/2023 (S)		865,000	920,109
Capital One Financial Corp.
3.500%, 06/15/2023		1,023,000	1,013,556
4.750%, 07/15/2021		1,195,000	1,299,172
Citigroup, Inc.
3.500%, 05/15/2023		1,060,000	1,016,485
3.750%, 06/16/2024		570,000	567,948
3.875%, 10/25/2023		295,000	298,503
4.450%, 01/10/2017		1,350,000	1,438,471
4.500%, 01/14/2022		1,000,000	1,072,427
5.375%, 08/09/2020		195,000	220,723
6.125%, 08/25/2036		360,000	412,764
CNA Financial Corp.
6.500%, 08/15/2016		1,310,000	1,438,612
7.250%, 11/15/2023		720,000	887,069
Commerzbank AG
8.125%, 09/19/2023 (S)		865,000	998,643
CommonWealth REIT
5.875%, 09/15/2020		700,000	754,989
Corrections Corp. of America
4.625%, 05/01/2023		440,000	425,700
Credit Acceptance Corp.
6.125%, 02/15/2021 (S)		710,000	722,425
Credit Agricole SA
6.625%, 09/23/2019 (P)(Q)(S)		665,000	634,095
Credit Agricole SA (7.875% to 1-23-24,
then 5 Year U.S. Swap Rate + 4.898%)
01/23/2024 (Q)(S)		835,000	843,350
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)		350,000	388,421
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q)(S)		435,000	456,750
Credito Real SAB de CV
7.500%, 03/13/2019 (S)		700,000	749,000
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		750,000	826,835
6.113%, 01/15/2020 (S)		720,000	832,983
DDR Corp.
3.500%, 01/15/2021		650,000	654,893
7.500%, 04/01/2017		1,130,000	1,285,339
Discover Bank
7.000%, 04/15/2020		150,000	177,500
Discover Financial Services
5.200%, 04/27/2022		610,000	668,031
Doric Nimrod Air Alpha 2013-1
Pass Through Trust
5.250%, 05/30/2023 (S)		583,761	614,408
6.125%, 11/30/2019 (S)		278,483	295,192
Dresdner Bank AG
7.250%, 09/15/2015		627,000	655,553
Enova International, Inc.
9.750%, 06/01/2021 (S)		605,000	605,000
EPR Properties
7.750%, 07/15/2020		921,000	1,110,051
ERP Operating LP
5.750%, 06/15/2017		1,000,000	1,112,285
Essex Portfolio LP
5.500%, 03/15/2017		906,000	992,792
Fifth Street Finance Corp.
4.875%, 03/01/2019		675,000	698,011

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Fifth Third Bancorp (5.100% to 6-30-23,
then 3 month LIBOR + 3.033%)
06/30/2023 (Q)	$650,000	$612,625
FS Investment Corp.
4.000%, 07/15/2019	660,000	659,486
General Electric Capital Corp.
0.714%, 08/15/2036 (P)	795,000	691,929
5.550%, 05/04/2020	645,000	738,164
General Electric Capital Corp. (7.125%
until 6-15-22, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	875,000	1,012,813
General Shopping Investments, Ltd.
(12.000% to 3-20-17, then 5 Year
USGG + 11.052%)
03/20/2017 (Q)(S)	635,000	609,600
Genworth Financial, Inc. (6.150% to
11/15/2016, then 3 month
LIBOR + 2.003%)
11/15/2066	500,000	440,000
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	640,000	745,638
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	1,000,000	1,129,331
6.625%, 03/30/2040	500,000	653,397
HBOS PLC
6.000%, 11/01/2033 (S)	750,000	832,500
6.750%, 05/21/2018 (S)	1,245,000	1,408,513
HCP, Inc.
3.875%, 08/15/2024	800,000	783,943
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,113,686
Highwoods Realty LP
5.850%, 03/15/2017	1,135,000	1,246,081
HSBC Holdings PLC
6.375%, 09/17/2024 (P)(Q)	300,000	299,625
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	505,000	533,224
5.750%, 11/16/2020 (S)	445,000	492,910
ING Bank NV
5.800%, 09/25/2023 (S)	725,000	798,802
Intercorp Retail Trust
8.875%, 11/14/2018 (S)	385,000	435,050
Invesco Finance PLC
3.125%, 11/30/2022	850,000	839,163
Iron Mountain, Inc.
5.750%, 08/15/2024	555,000	544,594
6.000%, 08/15/2023	640,000	656,000
iStar Financial, Inc.
5.000%, 07/01/2019	210,000	202,125
Jefferies Group LLC
5.125%, 04/13/2018	600,000	653,604
6.875%, 04/15/2021	725,000	844,839
8.500%, 07/15/2019	1,050,000	1,297,391
JPMorgan Chase & Company
3.375%, 05/01/2023	1,250,000	1,197,741
4.500%, 01/24/2022	1,300,000	1,393,170
4.625%, 05/10/2021	1,245,000	1,353,799
6.300%, 04/23/2019	1,000,000	1,160,164
JPMorgan Chase & Company (5.000% to
07/01/2019, then 3 month
LIBOR + 3.320%)
07/01/2019 (Q)	790,000	769,065
JPMorgan Chase & Company (5.150% to
5-1-23, then 3 month LIBOR + 3.250%)
05/01/2023 (Q)	585,000	557,213
JPMorgan Chase & Company (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)	1,245,000	1,312,853
JPMorgan Chase & Company (7.900% to
4-30-18, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	755,000	819,553
Kimco Realty Corp.
6.875%, 10/01/2019	755,000	897,086
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	666,143
Leucadia National Corp.
5.500%, 10/18/2023	1,935,000	2,022,656
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	1,000,000	1,022,289
7.800%, 03/15/2037 (S)	705,000	829,256
Liberty Property LP
5.500%, 12/15/2016	800,000	867,534
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,167,213
Lincoln National Corp. (6.050% to
4-20-17, then 3 month
LIBOR + 2.040%)
04/20/2067	1,762,000	1,801,645
Lloyds Banking Group PLC (7.500% to
06/27/2024, then 5 year U.S. Swap
Rate + 4.760%)
06/27/2024 (Q)	600,000	618,000
Loews Corp.
2.625%, 05/15/2023	630,000	592,242
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	650,000	663,636
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	220,000	228,250
Markel Corp.
5.000%, 03/30/2043	1,270,000	1,300,404
5.350%, 06/01/2021	800,000	894,567
MBIA Insurance Corp.
11.494%, 01/15/2033 (S)	650,000	461,500
MetLife, Inc.
6.400%, 12/15/2036	420,000	468,300
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	680,000	707,346
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,080,000	1,119,914
Morgan Stanley
3.750%, 02/25/2023	1,250,000	1,248,699
4.100%, 05/22/2023	1,710,000	1,705,722
4.350%, 09/08/2026	140,000	137,640
5.500%, 01/26/2020	435,000	487,857
5.550%, 04/27/2017	380,000	416,072
5.950%, 12/28/2017	565,000	632,858
6.625%, 04/01/2018	470,000	538,339
7.300%, 05/13/2019	1,585,000	1,890,895
Morgan Stanley (5.450% to 07/15/2019,
then 3 month LIBOR + 3.610%)
07/15/2019 (Q)	710,000	704,675

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MPT Operating Partnership LP
6.375%, 02/15/2022	$430,000	$459,025
6.875%, 05/01/2021	325,000	347,750
NANA Development Corp.
9.500%, 03/15/2019 (S)	330,000	316,800
National Retail Properties, Inc.
3.300%, 04/15/2023	1,260,000	1,218,535
Nationstar Mortgage LLC
7.875%, 10/01/2020	450,000	454,500
9.625%, 05/01/2019 (L)	430,000	469,775
Nationwide Mutual Insurance Company
(5.810% to 12/15/2014, then 3 month
LIBOR + 2.290%)
12/15/2024 (S)	1,130,000	1,137,063
Nippon Life Insurance Company (5.000%
to 10-18-22, then 3 month
LIBOR + 4.240%)
10/18/2042 (S)	445,000	464,469
Ocwen Financial Corp.
6.625%, 05/15/2019 (S)	485,000	468,025
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,127,000	1,277,477
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025 (S)	415,000	408,020
4.950%, 04/01/2024 (S)	995,000	1,012,413
Oversea-Chinese Banking Corp., Ltd.
(4.000% to 10/15/2019, then 5 year
U.S. Swap Rate + 2.203%)
10/15/2024 (S)	315,000	318,247
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	370,000	421,443
Piedmont Operating Partnership LP
4.450%, 03/15/2024	500,000	509,690
Prudential Financial, Inc. (5.875% to
9-1-22, then 3 month LIBOR + 4.175%)
09/15/2042	890,000	943,400
Rabobank Nederland NV
3.875%, 02/08/2022	1,345,000	1,417,124
Rabobank Nederland NV (11.000% to
6-30-19, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	752,000	994,520
Realty Income Corp.
5.375%, 09/15/2017	1,250,000	1,379,408
Sirius International Group, Ltd. (7.506%
to 6-30-17, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	2,130,000	2,236,500
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	921,656
Societe Generale SA (8.250% to 11-29-18,
then 5 Year U.S. Swap Rate + 6.394%)
11/29/2018 (Q)	575,000	591,100
Stifel Financial Corp.
4.250%, 07/18/2024	1,270,000	1,277,609
Synchrony Financial
4.250%, 08/15/2024	560,000	560,232
Synovus Financial Corp.
7.875%, 02/15/2019	260,000	291,200
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	745,000	959,786
The Bear Stearns Companies LLC
7.250%, 02/01/2018	455,000	529,382
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	1,000,000	1,165,630
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	1,200,000	1,188,983
5.250%, 07/27/2021	1,635,000	1,812,942
5.750%, 01/24/2022	160,000	182,098
5.950%, 01/18/2018	725,000	811,754
6.150%, 04/01/2018	1,000,000	1,127,737
The PNC Financial Services Group, Inc.
4.454%, 11/24/2014 (L)(P)(Q)	400,000	400,000
The PNC Financial Services Group, Inc.
(4.850% to 6-1-23, then 3 month
LIBOR + 3.040%)
06/01/2023 (L)(Q)	525,000	497,438
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	455,000	481,276
USB Realty Corp.
1.380%, 01/15/2017 (P)(Q)(S)	310,000	286,363
USI, Inc.
7.750%, 01/15/2021 (S)	490,000	487,550
Ventas Realty LP
3.750%, 05/01/2024	250,000	245,956
4.750%, 06/01/2021	685,000	745,928
Vornado Realty LP
5.000%, 01/15/2022	1,250,000	1,365,013
Voya Financial, Inc. (5.650% to 5-15-23,
then 3 month LIBOR + 3.580%)
05/15/2053	460,000	462,300
W.R. Berkley Corp.
6.150%, 08/15/2019	699,000	787,143
Walter Investment Management Corp.
7.875%, 12/15/2021 (S)	600,000	591,000
Weingarten Realty Investors
3.375%, 10/15/2022	1,050,000	1,040,577
Wells Fargo & Company
3.450%, 02/13/2023	900,000	884,606
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	1,015,000	1,034,031
Wells Fargo & Company, Series K
(7.980% to 3-15-18, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	1,062,000	1,162,147
Wells Fargo Bank NA
5.850%, 02/01/2037	400,000	491,403
Weyerhaeuser Company
7.375%, 03/15/2032	865,000	1,146,559
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,510,426
XL Group PLC, Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	1,612,000	1,547,520
		146,900,757
Health care - 1.4%
Agilent Technologies, Inc.
3.875%, 07/15/2023	670,000	670,999

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Alere, Inc.
7.250%, 07/01/2018		$390,000	$408,525
Cigna Corp.
4.500%, 03/15/2021		1,100,000	1,200,194
Community Health Systems, Inc.
6.875%, 02/01/2022 (S)		170,000	177,225
Endo Finance LLC
7.250%, 01/15/2022 (S)		440,000	463,100
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022 (S)		475,000	469,063
HCA, Inc.
7.500%, 02/15/2022		480,000	540,000
Mallinckrodt International Finance SA
5.750%, 08/01/2022 (S)		465,000	469,650
Medco Health Solutions, Inc.
7.125%, 03/15/2018		400,000	465,780
Mylan, Inc.
2.600%, 06/24/2018		670,000	676,365
7.875%, 07/15/2020 (S)		795,000	862,551
Quest Diagnostics, Inc.
2.700%, 04/01/2019		540,000	542,806
4.250%, 04/01/2024		580,000	589,600
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (S)		350,000	378,875
Select Medical Corp.
6.375%, 06/01/2021		440,000	440,000
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036		1,000,000	1,202,371
UnitedHealth Group, Inc.
5.800%, 03/15/2036		540,000	660,993
Valeant Pharmaceuticals International
7.500%, 07/15/2021 (S)		325,000	347,750
WellCare Health Plans, Inc.
5.750%, 11/15/2020		320,000	325,600
WellPoint, Inc.
6.375%, 06/15/2037		1,000,000	1,231,482
			12,122,929
Industrials - 3.9%
Aeropuertos Dominicanos Siglo XXI SA
9.750%, 11/13/2019 (S)		450,000	436,500
Ahern Rentals, Inc.
9.500%, 06/15/2018 (S)		280,000	298,900
Air Lease Corp.
3.375%, 01/15/2019 (L)		635,000	642,938
3.875%, 04/01/2021		340,000	343,400
4.750%, 03/01/2020		855,000	906,300
5.625%, 04/01/2017		275,000	296,656
Aircastle, Ltd.
6.250%, 12/01/2019		305,000	321,013
7.625%, 04/15/2020		205,000	229,088
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)		1,008,466	1,079,058
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023		556,941	597,320
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)		272,103	280,266
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)		1,035,155	1,092,088
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)		408,888	435,466
Casella Waste Systems, Inc.
7.750%, 02/15/2019		495,000	496,238
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017		183,260	194,256
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019		246,863	273,722
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018		94,031	103,669
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022		577,283	640,784
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020		332,500	354,112
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023		788,865	911,139
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		930,981	1,084,593
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018		259,113	287,226
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)		352,000	375,760
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (S)		340,000	352,414
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		375,000	383,438
General Electric Company
2.700%, 10/09/2022		1,100,000	1,069,039
Global Ship Lease, Inc.
10.000%, 04/01/2019 (S)		200,000	208,500
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021		360,000	387,900
International Lease Finance Corp.
7.125%, 09/01/2018 (S)		350,000	393,750
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024		700,000	719,186
Masco Corp.
7.125%, 03/15/2020		360,000	414,000
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		335,000	323,275
Navios South American Logistics, Inc.
7.250%, 05/01/2022 (S)		540,000	534,600
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019		297,794	341,332
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)		535,000	572,985
7.500%, 09/14/2015 (Q)(S)		265,000	267,650
8.250%, 04/25/2018 (S)	BRL	850,000	313,400
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2022 (S)		$195,220	201,077
Owens Corning
4.200%, 12/15/2022		615,000	626,061

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Ryder System, Inc.
2.450%, 11/15/2018	$900,000	$908,924
Safway Group Holding LLC
7.000%, 05/15/2018 (S)	250,000	254,375
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	291,000	316,463
Stanley Black & Decker, Inc.
5.750%, 12/15/2053 (P)	650,000	703,625
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)	400,000	410,000
Textron Financial Corp. (6.000% to
2-15-17, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	2,955,000	2,689,050
Textron, Inc.
7.250%, 10/01/2019	345,000	411,835
The Dun & Bradstreet Corp.
4.375%, 12/01/2022	700,000	714,351
Trinity Industries, Inc.
4.550%, 10/01/2024	530,000	529,814
Tutor Perini Corp.
7.625%, 11/01/2018	650,000	672,750
Tyco Electronics Group SA
4.875%, 01/15/2021	500,000	549,570
6.550%, 10/01/2017	945,000	1,076,141
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	80,670	89,342
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	261,722	295,746
Union Pacific Corp.
4.163%, 07/15/2022	1,137,000	1,235,620
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 09/03/2026	660,000	668,250
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 09/03/2022	375,000	373,125
United Rentals North America, Inc.
5.750%, 11/15/2024	495,000	501,485
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	439,447	495,476
Waste Management, Inc.
7.750%, 05/15/2032	625,000	890,959
		32,576,000
Information technology - 0.5%
Altice Financing SA
6.500%, 01/15/2022 (S)	230,000	235,750
Ancestry.com, Inc.
11.000%, 12/15/2020	430,000	490,200
Ancestry.com, Inc., PIK
9.625%, 10/15/2018 (S)	280,000	280,000
Blackboard, Inc.
7.750%, 11/15/2019 (S)	235,000	232,650
Micron Technology, Inc.
5.875%, 02/15/2022 (S)	595,000	618,800
Tyco Electronics Group SA
2.375%, 12/17/2018	980,000	982,447
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,157,036
Zebra Technologies Corp.
7.250%, 10/15/2022 (S)	365,000	365,000
		4,361,883
Materials - 2.2%
Alcoa, Inc.
5.125%, 10/01/2024	780,000	781,232
5.720%, 02/23/2019	560,000	607,470
Allegheny Technologies, Inc.
9.375%, 06/01/2019	1,045,000	1,275,907
American Gilsonite Company
11.500%, 09/01/2017 (S)	590,000	637,200
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020	665,000	731,899
ArcelorMittal
10.350%, 06/01/2019	365,000	445,300
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	350,000	351,750
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	685,000	751,788
Cemex SAB de CV
6.500%, 12/10/2019 (S)	600,000	619,500
CF Industries, Inc.
7.125%, 05/01/2020	345,000	416,297
Commercial Metals Company
7.350%, 08/15/2018	320,000	355,200
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,070,237
Edgen Murray Corp.
8.750%, 11/01/2020 (S)	293,000	322,300
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	310,000	296,050
Glencore Finance Canada, Ltd.
4.250%, 10/25/2022 (S)	300,000	300,721
Glencore Funding LLC
4.125%, 05/30/2023 (S)	590,000	584,079
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	330,000	371,118
JMC Steel Group
8.250%, 03/15/2018 (S)	200,000	202,000
Magnesita Finance, Ltd.
8.625%, 04/29/2049 (Q)(S)	540,000	537,300
Methanex Corp.
5.250%, 03/01/2022	400,000	439,740
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	385,000	382,113
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	415,000	425,375
8.250%, 01/15/2021 (S)	275,000	286,000
SunCoke Energy, Inc.
7.625%, 08/01/2019	124,000	130,820
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)	312,000	339,300
The Dow Chemical Company
3.000%, 11/15/2022	270,000	260,079
4.125%, 11/15/2021	1,000,000	1,051,005
The Mosaic Company
4.250%, 11/15/2023	1,300,000	1,353,409
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	550,000	528,000
Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,055,495
Vedanta Resources PLC
7.125%, 05/31/2023 (S)	400,000	410,500

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
W.R. Grace & Co-Conn
5.125%, 10/01/2021 (S)		$250,000	$254,375
5.625%, 10/01/2024 (S)		95,000	97,613
Wise Metals Group LLC
8.750%, 12/15/2018 (S)		460,000	491,050
			18,162,222
Telecommunication services - 2.6%
AT&T, Inc.
4.350%, 06/15/2045		285,000	261,958
5.350%, 09/01/2040		580,000	615,030
CenturyLink, Inc.
5.625%, 04/01/2020		190,000	195,985
5.800%, 03/15/2022		630,000	645,750
7.600%, 09/15/2039		1,405,000	1,387,438
Columbus International, Inc.
7.375%, 03/30/2021 (S)		300,000	312,000
Comcel Trust
6.875%, 02/06/2024 (S)		1,000,000	1,055,000
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030		758,000	1,105,360
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		630,000	648,963
GTP Acquisition Partners I LLC
4.704%, 05/15/2018 (S)		2,000,000	1,982,064
Millicom International Cellular SA
4.750%, 05/22/2020 (S)		545,000	519,113
6.625%, 10/15/2021 (S)		450,000	466,875
Oi SA
9.750%, 09/15/2016 (S)	BRL	1,110,000	413,027
PAETEC Holding Corp.
9.875%, 12/01/2018		$436,000	461,070
SBA Tower Trust
2.933%, 12/15/2017 (S)		665,000	674,423
3.598%, 04/15/2018 (S)		630,000	629,908
5.101%, 04/17/2017 (S)		455,000	481,397
SoftBank Corp.
4.500%, 04/15/2020 (S)		550,000	548,625
Sprint Capital Corp.
6.875%, 11/15/2028		750,000	716,250
T-Mobile USA, Inc.
6.125%, 01/15/2022		225,000	226,125
6.250%, 04/01/2021		275,000	277,750
Telecom Italia Capital SA
6.999%, 06/04/2018		480,000	540,000
7.200%, 07/18/2036		430,000	460,100
Telefonica Emisiones SAU
6.421%, 06/20/2016		905,000	983,492
Verizon Communications, Inc.
3.450%, 03/15/2021		655,000	664,868
5.012%, 08/21/2054 (S)		726,000	729,446
5.150%, 09/15/2023		2,000,000	2,212,112
6.550%, 09/15/2043		728,000	909,557
6.900%, 04/15/2038		715,000	921,245
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)		525,000	527,625
Windstream Corp.
7.500%, 06/01/2022		600,000	631,500
			22,204,056
Utilities - 2.3%
Arizona Public Service Company
5.500%, 09/01/2035		1,118,000	1,326,854
Beaver Valley II Funding Corp.
9.000%, 06/01/2017		193,000	204,587
BVPS II Funding Corp.
8.890%, 06/01/2017		341,000	359,838
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033		535,000	739,181
CMS Energy Corp.
5.050%, 03/15/2022		560,000	625,883
DPL, Inc.
7.250%, 10/15/2021		585,000	604,013
Electricite de France SA (5.250% to
1-29-23, then 10 Year U.S. Swap
Rate + 3.709%)
01/29/2023 (Q)(S)		745,000	757,106
Entergy Corp.
4.700%, 01/15/2017		1,000,000	1,069,590
Integrys Energy Group, Inc. (6.110% to
12-1-16, then 3 month
LIBOR + 2.120%)
12/01/2066		778,000	793,404
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)		650,000	688,188
6.875%, 06/21/2023 (S)		430,000	490,200
7.250%, 01/15/2019 (S)		520,000	582,400
Michigan Consolidated Gas Company
5.700%, 03/15/2033		736,000	893,014
NextEra Energy Capital Holdings, Inc.
(6.650% to 6-15-17, then 3 month
LIBOR + 2.125%)
06/15/2067		310,000	317,750
NiSource Finance Corp.
4.800%, 02/15/2044		1,260,000	1,281,901
6.400%, 03/15/2018		672,000	767,119
NRG Energy, Inc.
6.625%, 03/15/2023		190,000	196,175
7.625%, 01/15/2018		520,000	572,000
8.250%, 09/01/2020		425,000	455,281
NRG Yield Operating LLC
5.375%, 08/15/2024 (S)		645,000	648,225
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022		750,000	801,607
PPL Capital Funding, Inc.
3.400%, 06/01/2023		1,160,000	1,143,325
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067		580,000	587,540
PSEG Power LLC
8.625%, 04/15/2031		736,000	1,057,514
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)		385,000	423,115
TransAlta Corp.
6.650%, 05/15/2018		1,157,000	1,312,814
W3A Funding Corp.
8.090%, 01/02/2017		259,246	259,246
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067		470,000	486,450
			19,444,320
TOTAL CORPORATE BONDS (Cost $335,898,746)			$360,595,851
The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CAPITAL PREFERRED SECURITIES - 1.5%
Financials - 1.5%
Allfirst Preferred Capital Trust
1.734%, 07/15/2029 (P)	$1,025,000	$932,750
BAC Capital Trust XIV, Series G
4.000%, 11/07/2014 (P)(Q)	995,000	796,000
Goldman Sachs Capital II
11/24/2014 (P)(Q)	1,050,000	798,525
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,350,000	1,388,813
ILFC E-Capital Trust II (6.25% to
12/21/2015, then 1.80% + Highest of
3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)	700,000	686,000
MetLife Capital Trust X (9.250% to
4-8-33, then 3 month LIBOR + 5.540%)
04/08/2038 (S)	650,000	937,625
Sovereign Capital Trust VI
7.908%, 06/13/2036	450,000	479,035
State Street Capital Trust IV
1.234%, 06/15/2037 (P)	1,060,000	903,650
SunTrust Preferred Capital I
4.000%, 11/24/2014 (P)(Q)	425,000	344,250
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	720,000	795,600
USB Capital IX
3.500%, 11/24/2014 (P)(Q)	1,745,000	1,483,250
ZFS Finance USA Trust II (6.450% to
6-15-16 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	1,280,000	1,369,600
ZFS Finance USA Trust V (6.500% to
5-9-17, then 3 month LIBOR + 2.285%)
05/09/2037 (S)	1,695,000	1,822,125
		12,737,223
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $11,948,408)		$12,737,223

TERM LOANS (M) - 0.4%
Consumer discretionary - 0.0%
Marina District Finance Company, Inc.
6.750%, 08/15/2018	148,875	148,503
Consumer staples - 0.1%
The Sun Products Corp.
5.500%, 03/23/2020	588,077	553,773
Energy - 0.1%
Paragon Offshore Finance Company
3.750%, 07/18/2021	245,000	230,913
Templar Energy LLC 8.500%, 11/25/2020	365,000	353,594
		584,507
Financials - 0.0%
Walter Investment Management Corp.
4.750%, 12/11/2020	289,591	278,128
Health care - 0.0%
CRC Health Corp.
5.250%, 03/29/2021	99,500	98,920
9.000%, 09/28/2021	215,000	214,194
		313,114
Industrials - 0.1%
Delta Air Lines, Inc. 3.250%, 10/18/2018	392,008	382,487
WP CPP Holdings LLC
4.750%, 12/27/2019	245,625	243,844
		626,331
Materials - 0.0%
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019	292,178	285,848
Utilities - 0.1%
Exgen Texas Power LLC
5.750%, 09/16/2021	410,000	407,694
La Frontera Generation LLC
4.500%, 09/30/2020	257,120	253,745
		661,439
TOTAL TERM LOANS (Cost $3,509,000)		$3,451,643

MUNICIPAL BONDS - 0.3%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,700,715
TOTAL MUNICIPAL BONDS (Cost $2,068,957)		$2,700,715

COLLATERALIZED MORTGAGE
OBLIGATIONS - 21.4%
Commercial and residential - 16.6%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 7A12
0.735%, 08/25/2035 (P)	394,234	372,977
American Home Mortgage Assets Trust,
Series 2006-6, Class XP IO
2.252%, 12/25/2046	4,455,107	348,350
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.375%, 06/25/2045 (P)	880,438	836,439
Series 2004-4, Class 5A,
2.331%, 02/25/2045 (P)	987,307	987,717
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	1,350,000	1,563,538
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	2,525,000	2,869,178
BAMLL Commercial
Mortgage Securities Trust
Series 2014-ICTS, Class D,
2.054%, 06/15/2028 (P)(S)	140,000	140,000
Series 2014-ICTS, Class E,
3.104%, 06/15/2028 (P)(S)	185,000	184,768
Banc of America Commercial Mortgage
Securities Trust, Series 2013-DSNY,
Class E 2.754%, 09/15/2026 (P)(S)	565,000	567,393
Banc of America
Commercial Mortgage Trust, Inc.
Series 2005-5, Class XC IO,
0.207%, 10/10/2045 (S)	200,730,823	208,359
Series 2006-6, Class AJ,
5.421%, 10/10/2045	500,000	514,416
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,350,000	1,441,306
Series 2007-2, Class A2,
5.634%, 04/10/2049 (P)	274,252	274,130
Series 2007-3, Class AJ,
5.790%, 06/10/2049 (P)	500,000	516,455

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Banc of America Commercial
Mortgage Trust, Inc. (continued)
Series 2007-3, Class AM,
5.790%, 06/10/2049 (P)	$1,000,000	$1,084,170
Series 2007-3, Class AMF,
5.317%, 06/10/2049	500,000	538,390
Series 2007-4, Class AM,
6.015%, 02/10/2051 (P)	610,000	671,759
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	2,524,154	2,577,166
Bayview Commercial Asset Trust
Series 2005-1A, Class A2,
0.505%, 04/25/2035 (P)(S)	819,705	729,653
Series 2006-2A, Class A2,
0.435%, 07/25/2036 (P)(S)	614,752	532,466
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A4,
0.715%, 07/25/2035 (P)	794,716	717,852
Series 2005-7, Class 11A1,
0.695%, 08/25/2035 (P)	1,008,324	943,972
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.750%, 10/25/2034 (P)	709,830	728,826
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	1,060,104	1,095,398
Bear Stearns Commercial Mortgage
Securities Trust, Series 2007-PWR16,
Class AJ 5.897%, 06/11/2040 (P)	500,000	507,588
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2004-PWR5, Class X1 IO,
0.887%, 07/11/2042 (S)	3,560,499	51,239
Series 2004-T16, Class X1 IO,
0.764%, 02/13/2046 (S)	3,653,948	19,147
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.365%, 12/25/2036 (P)	1,089,891	801,755
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.846%, 07/05/2033 (P)(S)	500,000	494,939
Series 2014-ATLS, Class DFL,
3.156%, 07/05/2033 (P)(S)	930,000	929,999
CD Mortgage Trust, Series 2006-CD3,
Class AJ 5.688%, 10/15/2048	300,000	287,923
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.491%, 07/20/2034 (P)	2,055,045	2,081,339
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2007-CD4, Class AMFX,
5.366%, 12/11/2049 (P)	1,000,000	1,048,514
Series 2005-CD1, Class C,
5.400%, 07/15/2044 (P)	515,000	529,392
Commercial Mortgage Pass
Through Certificates
Series 2006-GG7, Class AM,
6.014%, 07/10/2038 (P)	1,540,000	1,644,999
Series 2007-GG11, Class AJ,
6.257%, 12/10/2049 (P)	620,000	646,615
Series 2012-CR2, Class XA IO,
2.078%, 08/15/2045	13,637,848	1,397,975
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	420,000	454,655
Series 2012-LC4, Class C,
5.823%, 12/10/2044 (P)	860,000	951,442
Series 2012-LC4, Class XA IO,
2.650%, 12/10/2044 (S)	6,045,668	740,975
Series 2013-300P, Class D,
4.540%, 08/10/2030 (P)(S)	1,080,000	1,082,428
Series 2013-300P, Class E,
4.540%, 08/10/2030 (P)(S)	700,000	664,269
Series 2013-CR11, Class B,
5.332%, 10/10/2046 (P)	1,370,000	1,496,462
Series 2013-CR13, Class C,
4.915%, 12/10/2023 (P)	675,000	698,520
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	735,000	792,753
Series 2014-CR15, Class XA IO,
1.509%, 02/10/2047	9,230,948	674,312
Series 2014-CR16, Class C,
5.070%, 04/10/2047 (P)	850,000	879,957
Series 2014-FL4, Class D,
2.606%, 07/13/2031 (P)(S)	920,000	919,538
Series 2014-PAT, Class D,
2.300%, 08/13/2027 (P)(S)	1,155,000	1,153,629
Series 2014-TWC, Class D,
2.406%, 02/13/2032 (P)(S)	680,000	677,674
Series 2014-UBS2, Class XA IO,
1.603%, 03/10/2047	5,232,461	476,777
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM,
5.893%, 06/15/2039 (P)	500,000	527,334
Series 2007-C4, Class A1,
6.097%, 09/15/2039 (P)	1,400,000	1,518,030
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.498%, 02/15/2038 (S)	25,827,557	13,689
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series 2004-4,
Class 2AR1 0.695%, 06/25/2034 (P)	819,872	770,743
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.603%, 07/19/2044 (P)	1,360,566	1,247,427
Extended Stay America Trust
Series 2013-ESFL, Class DFL,
3.296%, 12/05/2031 (P)(S)	545,000	546,020
Series 2013-ESH5, Class C5,
2.675%, 12/05/2031 (S)	850,000	844,998
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.774%, 11/25/2049 (P)(S)	1,000,000	1,065,098
Series 2011-K11, Class B,
4.570%, 12/25/2048 (P)(S)	875,000	921,043
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC IO
0.604%, 06/10/2048 (S)	43,779,642	27,537
GE Commercial Mortgage Corp. Trust,
Series 2007-C1, Class AM
5.606%, 12/10/2049 (P)	1,000,000	1,048,426

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
GMAC Mortgage Loan Trust,
Series 2004-AR2, Class 3A
2.919%, 08/19/2034 (P)	$7,652	$7,485
GS Mortgage Securities Corp. II
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	859,800	864,436
Series 2005-GG4, Class XC IO,
0.881%, 07/10/2039 (S)	65,651,618	133,798
GS Mortgage Securities Trust,
Series 2006-GG6, Class AJ
5.726%, 04/10/2038 (P)	1,000,000	1,032,076
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO,
2.606%, 08/19/2045	2,645,462	137,967
Series 2005-9, Class 2A1C,
0.604%, 06/20/2035 (P)	1,038,153	964,085
Series 2005-8, Class 1X IO,
2.078%, 09/19/2035	2,599,514	157,200
Series 2007-3, Class ES IO,
0.349%, 05/19/2047 (P)(S)	25,888,888	275,069
Series 2007-4, Class ES IO,
0.349%, 07/19/2047 (P)	27,745,842	277,458
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (P)(S)	21,642,848	229,955
HILT Mortgage Trust, Series 2014-ORL,
Class D 2.306%, 07/15/2029 (P)(S)	890,000	889,210
Hilton USA Trust
Series 2013-HLF, Class EFL,
3.906%, 11/05/2030 (P)(S)	732,000	733,842
Series 2013-HLT, Class DFX,
4.407%, 11/05/2030 (S)	592,000	603,635
Series 2013-HLT, Class EFX,
5.609%, 11/05/2030 (P)(S)	500,000	507,824
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
2.194%, 07/25/2035	10,639,843	749,524
Series 2005-AR18, Class 1X IO,
2.054%, 10/25/2036	7,328,932	571,854
Series 2005-AR18, Class 2X IO,
1.697%, 10/25/2036	22,305,686	712,437
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.211%, 05/15/2048 (S)	20,211,536	953,499
JPMBB Commercial Mortgage
Securities Trust, Series 2014-C19,
Class C 4.835%, 04/15/2047 (P)	1,000,000	1,021,976
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,292,000	2,455,789
Series 2006-LDP8, Class X IO,
0.723%, 05/15/2045	63,224,852	563,713
Series 2007-CB19, Class AJ,
5.892%, 02/12/2049 (P)	550,000	499,941
Series 2011-C3A, Class XA IO,
1.366%, 02/15/2046 (S)	23,619,625	1,051,475
Series 2011-C4, Class XA IO,
1.666%, 07/15/2046 (S)	33,780,217	1,566,828
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-LD12, Class AM,
6.197%, 02/15/2051 (P)	1,985,000	2,186,261
Series 2007-LDPX, Class AM,
5.464%, 01/15/2049 (P)	2,710,000	2,834,202
Series 2012-HSBC, Class XA IO,
1.582%, 07/05/2032 (S)	13,400,000	1,287,740
Series 2013-JWRZ, Class D,
3.144%, 04/15/2030 (P)(S)	705,000	706,874
Series 2014-FBLU, Class D,
2.754%, 12/15/2028 (P)(S)	1,135,000	1,136,995
Series 2014-FL5, Class C,
2.252%, 07/15/2031 (P)(S)	1,535,000	1,535,661
Series 2014-INN, Class F,
4.154%, 06/15/2029 (P)(S)	750,000	748,505
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,017,859
Series 2006-C4, Class AJ,
6.049%, 06/15/2038 (P)	700,000	735,675
Series 2007-C1, Class AJ,
5.484%, 02/15/2040	500,000	516,632
Series 2007-C7, Class AJ,
6.456%, 09/15/2045 (P)	1,000,000	1,048,238
Series 2005-C1, Class XCL IO,
0.880%, 02/15/2040 (S)	15,223,512	46,356
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.255%, 11/25/2034 (P)	840,000	814,618
Series 2004-13, Class 2A1,
2.643%, 04/21/2034 (P)	603,429	609,643
Series 2004-8, Class 5A1,
2.517%, 08/25/2034 (P)	1,600,262	1,594,592
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	698,337	725,892
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
2.148%, 12/25/2034 (P)	702,998	689,224
Series 2005-A, Class A1,
0.615%, 03/25/2030 (P)	77,568	76,466
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.530%, 02/12/2051 (S)	33,945,533	407,380
Series 2005-CIP1, Class XC IO,
0.416%, 07/12/2038 (S)	161,772,517	259,160
Series 2006-C2, Class X IO,
0.536%, 08/12/2043 (S)	68,007,751	448,103
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	2,260,000	2,378,643
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	1,950,000	2,029,205
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C5, Class XA IO,
2.021%, 08/15/2045 (S)	15,058,511	1,302,381
Series 2012-C6, Class XA IO,
2.302%, 11/15/2045 (S)	11,674,012	1,160,899
Series 2013-C7, Class C,
4.326%, 02/15/2046 (P)	515,000	514,974

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill
Lynch Trust (continued)
Series 2013-C7, Class XA IO,
1.861%, 02/15/2046	$8,519,576	$788,308
Series 2014-C18, Class 300D,
5.279%, 08/15/2031	570,000	568,308
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class AM,
5.869%, 04/15/2049 (P)	1,325,000	1,388,448
Series 2011-C3, Class XA IO,
1.410%, 07/15/2049 (S)	20,115,481	800,978
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,430,565
Series 2014-150E, Class D,
4.295%, 09/09/2024 (S)	1,535,000	1,555,931
Series 2005-IQ9, Class X1 IO,
1.296%, 07/15/2056 (S)	16,497,702	201,866
Series 2005-T17, Class X1 IO,
0.835%, 12/13/2041 (S)	31,813,632	78,930
MortgageIT Trust, Series 2005-2,
Class 1A2 0.485%, 05/25/2035 (P)	709,455	662,653
Motel 6 Trust, Series 2012-MTL6,
Class D 3.781%, 10/05/2025 (S)	2,660,000	2,662,410
Multi Security Asset Trust,
Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	580,000	567,130
Opteum Mortgage Acceptance Corp.,
Series 2005-3, Class APT
0.445%, 07/25/2035 (P)	817,538	801,750
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.365%, 12/25/2045	5,424,682	632,716
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	137,456	139,622
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.354%, 05/20/2035 (P)	199,785	186,998
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class M1
2.660%, 12/25/2059 (P)(S)	605,000	605,017
Structured Agency Credit Risk Debt
Notes, Series 2013-DN2, Class M1
1.605%, 11/25/2023 (P)	842,694	842,931
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
6.799%, 07/15/2027 (P)(S)	136,446	136,212
TimberStar Trust, Series 2006-1A,
Class A 5.668%, 10/15/2036 (S)	2,300,000	2,471,056
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.822%, 05/10/2045	510,000	546,004
Series 2012-C1, Class C,
5.719%, 05/10/2045 (P)(S)	385,000	422,297
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.926%, 05/10/2063 (S)	15,586,968	1,284,740
VNDO Mortgage Trust,
Series 2013-PENN, Class D
4.079%, 12/13/2029 (P)(S)	959,000	965,769
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C16, Class D,
5.044%, 10/15/2041 (P)	1,000,000	1,004,952
Series 2005-C16, Class E,
5.153%, 10/15/2041 (P)(S)	2,500,000	2,512,580
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	1,100,000	1,133,403
Series 2007-C31, Class AJ,
5.660%, 04/15/2047 (P)	900,000	929,669
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	1,315,000	1,428,972
Series 2005-C17, Class XC IO,
0.391%, 03/15/2042 (S)	27,108,313	26,241
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	1,862,483	1,900,591
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2,
0.555%, 06/25/2044 (P)	963,468	895,120
Series 2005-AR13, Class X IO,
1.453%, 10/25/2045	13,191,831	697,891
Series 2005-AR19, Class A1A2,
0.445%, 12/25/2045 (P)	957,824	903,224
Series 2005-AR2, Class 2A1B,
0.525%, 01/25/2045 (P)	1,545,057	1,434,715
Series 2005-AR2, Class 2A3,
0.505%, 01/25/2045 (P)	553,062	514,004
Series 2005-AR8, Class 2AB2,
0.575%, 07/25/2045 (P)	2,132,266	1,982,438
Series 2005-AR8, Class 2AB3,
0.515%, 07/25/2045 (P)	899,237	831,475
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	404,852	413,138
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.800%, 03/18/2028 (P)(S)	1,385,000	1,345,802
Series 2013-BTC, Class E,
3.668%, 04/16/2035 (P)(S)	1,010,000	905,603
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.619%, 03/25/2035 (P)	657,224	652,491
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.786%, 03/15/2044 (S)	24,893,510	1,448,429
Series 2012-C10, Class XA IO,
1.952%, 12/15/2045 (S)	7,783,618	786,675
Series 2012-C9, Class XA IO,
2.385%, 11/15/2045 (S)	16,720,226	1,930,735
Series 2013-C15, Class B,
4.633%, 08/15/2046 (P)	275,000	288,516
Series 2013-C16, Class B,
5.150%, 09/15/2046 (P)	470,000	511,143
		140,071,538
U.S. government agency - 4.8%
Federal Home Loan Mortgage Corp.
Series 290, Class IO IO,
3.500%, 11/15/2032	3,842,330	743,922
Series 3387, Class SB IO,
6.266%, 11/15/2037	3,525,899	610,875
Series 3632, Class AP,
3.000%, 02/15/2040	3,382,473	3,482,631

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. government agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3794, Class PI IO,
4.500%, 02/15/2038	$423,913	$47,330
Series 3830, Class NI IO,
4.500%, 01/15/2036	4,456,084	443,202
Series 3943, Class DI IO,
4.000%, 11/15/2039	4,276,194	579,765
Series 4030, Class BI IO,
5.000%, 01/15/2042	3,223,470	698,277
Series 4077, Class IK IO,
5.000%, 07/15/2042	1,912,172	426,879
Series K011, Class X1 IO,
0.492%, 11/25/2020 (P)	55,726,256	936,090
Series K014, Class X1 IO,
1.422%, 04/25/2021 (P)	10,303,477	697,422
Series K018, Class X1 IO,
1.592%, 01/25/2022 (P)	4,923,408	403,670
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	976,115
Series K021, Class X1 IO,
1.641%, 06/25/2022 (P)	13,632,231	1,249,094
Series K022, Class X1 IO,
1.426%, 07/25/2022 (P)	8,759,472	696,702
Series K026, Class X1 IO,
1.174%, 11/25/2022 (P)	11,216,678	758,786
Series K705, Class X1 IO,
1.891%, 09/25/2018 (P)	15,649,102	945,487
Series K707, Class X1 IO,
1.687%, 12/25/2018 (P)	11,510,822	650,753
Series K710, Class X1 IO,
1.910%, 05/25/2019 (P)	3,813,548	265,820
Series KAIV, Class X1 IO,
1.366%, 06/25/2021 (P)	25,972,204	1,776,395
Series KS01, Class X1 IO,
1.785%, 01/25/2023 (P)	9,752,964	828,553
Series T-41, Class 3A,
6.675%, 07/25/2032 (P)	98,859	112,581
Federal National Mortgage Association
Series 2002-W3, Class A5,
7.500%, 11/25/2041	134,847	156,865
Series 2001-50, Class BA,
7.000%, 10/25/2041	22,633	25,737
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	483,614	83,203
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	602,596	92,670
Series 2010-135, Class TS IO,
5.866%, 12/25/2040	5,521,763	904,182
Series 2010-15, Class KA,
4.000%, 03/25/2039	1,240,347	1,278,500
Series 2011-41, Class KA,
4.000%, 01/25/2041	1,549,733	1,633,935
Series 2011-86, Class NA,
4.000%, 01/25/2041	2,638,657	2,731,274
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	1,920,160	420,044
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	3,846,353	702,109
Series 2012-21, Class PA,
2.000%, 03/25/2041	7,616,928	7,412,725
Series 2012-38, Class PA,
2.000%, 09/25/2041	2,003,212	1,903,358
Series 2012-M5, Class X IO,
0.739%, 02/25/2022	13,311,795	492,869
Series 402, Class 3 IO,
4.000%, 11/25/2039	474,981	96,933
Series 402, Class 4 IO,
4.000%, 10/25/2039	640,043	125,289
Series 402, Class 7 IO,
4.500%, 11/25/2039	537,187	111,548
Series 407, Class 15 IO,
5.000%, 01/25/2040	715,837	142,691
Series 407, Class 21 IO,
5.000%, 01/25/2039	358,274	57,646
Series 407, Class 7 IO,
5.000%, 03/25/2041	579,158	131,849
Series 407, Class 8 IO,
5.000%, 03/25/2041	221,889	49,082
Series 407, Class C6 IO,
5.500%, 01/25/2040	3,888,299	896,698
Government National
Mortgage Association
Series 2010-147, Class SA IO,
6.017%, 05/20/2040	5,818,101	858,245
Series 2010-85, Class SB IO,
6.446%, 03/16/2040	4,924,609	792,386
Series 2012-114, Class IO IO,
1.031%, 01/16/2053	2,859,902	246,120
Series 2012-120, Class IO,
0.989%, 02/16/2053	15,096,901	1,166,477
Series 2012-70, Class IO,
0.967%, 08/16/2052	12,451,039	777,891
		40,620,675
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $172,053,107)		$180,692,213

ASSET BACKED SECURITIES - 7.8%
ABCLO 2007-1 Ltd., Series 2007-1A,
Class C 2.084%, 04/15/2021 (P)(S)	700,000	689,392
ACG Trust III, Series 2005-3A, Class C1
3.405%, 12/25/2035 (P)(S)	387,580	361,419
Aegis Asset Backed Securities Trust
Series 2004-3, Class A1,
0.875%, 09/25/2034 (P)	349,945	343,699
Series 2005-4, Class M1,
0.605%, 10/25/2035 (P)	1,015,000	908,748
Aircraft Lease Securitisation, Ltd.,
Series 2007-1A, Class G3
0.416%, 05/10/2032 (P)(S)	637,348	624,601
Ally Auto Receivables Trust,
Series 2014-2, Class A4
1.840%, 01/15/2020	1,115,000	1,114,922
Ally Master Owner Trust, Series 2012-4,
Class A 1.720%, 07/15/2019	350,000	351,104
American Express Credit Account
Master Trust, Series 2014-1, Class A4
1.490%, 04/15/2020	1,135,000	1,134,992
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1,
0.565%, 01/25/2036 (P)	900,000	820,094
Series 2005-R3, Class M2,
0.625%, 05/25/2035 (P)	730,000	688,415

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	$3,667	$3,939
Apidos Cinco CDO, Ltd., Series 2007-CA,
Class D 4.483%, 05/14/2020 (P)(S)	500,000	494,020
Apidos Quattro CDO, Series 2006-QA,
Class E 3.834%, 01/20/2019 (P)(S)	1,000,000	994,606
Applebee’s/IHOP Funding LLC,
Series 2014-1, Class A2
4.277%, 09/05/2044 (S)	1,515,000	1,500,817
Argent Securities, Inc.
Series 2003-W10, Class M1,
1.235%, 01/25/2034 (P)	376,692	363,195
Series 2004-W6, Class M1,
0.980%, 05/25/2034 (P)	379,921	369,734
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	900,000	902,871
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.785%, 03/25/2035 (P)	563,808	539,178
Babson Mid-Market CLO, Inc.,
Series 2007-2A, Class E
3.884%, 04/15/2021 (P)	500,000	489,786
Battalion Clo, Ltd., Series 2007-1A,
Class D 2.384%, 07/14/2022 (P)(S)	400,000	388,681
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.395%, 07/25/2036 (P)(S)	848,348	793,567
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.455%, 06/27/2033 (P)(S)	765,639	674,000
CarMax Auto Owner Trust, Series 2014-3,
Class A3 1.160%, 06/17/2019	995,000	992,964
Centex Home Equity
Series 2004-D, Class AF4,
4.680%, 06/25/2032 (P)	464,414	477,964
Series 2005-A, Class M4,
0.955%, 01/25/2035 (P)	204,023	159,848
Chase Issuance Trust, Series 2014-A6,
Class A 1.260%, 07/15/2019	835,000	831,958
Chrysler Capital Auto Receivables Trust,
Series 2014-BA, Class A4
1.760%, 12/16/2019 (S)	285,000	284,922
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	565,000	632,488
Series 2014-A8, Class A8,
1.730%, 04/09/2020	1,425,000	1,424,846
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
5.696%, 06/25/2037 (P)	359,714	371,710
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	1,901,238	1,919,102
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	778,409	832,548
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.100%, 08/15/2025	9,829	9,505
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF5B
5.382%, 02/25/2035 (P)	662,841	676,820
Credit Suisse Mortgage Trust
Series 2006-CF2, Class M1,
0.625%, 05/25/2036 (P)(S)	1,225,000	1,181,795
Series 2014-ICE, Class D,
2.500%, 04/15/2027 (P)(S)	685,000	686,087
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB4, Class M1,
0.575%, 07/25/2035 (P)	390,000	374,810
Series 2006-MH1, Class B1,
5.484%, 10/25/2036 (P)(S)	2,560,000	1,818,808
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	1,545,000	1,534,270
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	1,449,375	1,530,968
Duane Street CLO III, Ltd.,
Series 2006-3A, Class D
1.734%, 01/11/2021 (P)(S)	600,000	587,816
Emerson Place Clo Ltd., Series 2006-1A,
Class C 1.004%, 01/15/2019 (P)(S)	600,000	558,331
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.845%, 11/25/2035 (P)	795,000	775,034
Equity One ABS, Inc.
Series 2004-1, Class M2,
5.115%, 04/25/2034 (P)	210,286	197,082
Series 2004-1, Class M3,
5.260%, 04/25/2034 (P)	303,746	176,672
Fairway Loan Funding Company,
Series 2006-1A, Class B2L
4.033%, 10/17/2018 (P)(S)	600,000	603,053
Foothill CLO, Ltd., Series 2007-1A,
Class D 1.685%, 02/22/2021 (P)(S)	500,000	482,898
Ford Credit Auto Owner Trust,
Series 2014-1, Class B
2.410%, 11/15/2025 (S)	720,000	718,331
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A,
1.490%, 09/15/2019	675,000	671,823
Series 2014-4, Class A1,
1.400%, 08/15/2019	1,455,000	1,447,550
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	897,117	903,339
Galaxy VIII CLO Ltd., Series 2007-8A,
Class D 1.534%, 04/25/2019 (P)(S)	700,000	684,954
GE Equipment Midticket LLC,
Series 2014-1, Class A4
1.590%, 08/22/2023	320,000	319,500
Golden Knight CDO, Ltd.,
Series 2007-2A, Class D
1.634%, 04/15/2019 (P)(S)	600,000	577,372
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.425%, 10/25/2035 (P)	970,341	913,091
GSAA Trust, Series 2005-10, Class M3
0.705%, 06/25/2035 (P)	1,045,000	992,671
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.455%, 03/25/2035 (P)(S)	1,333,600	1,296,398
Harch CLO III, Ltd., Series 2007-1A,
Class D 1.984%, 04/17/2020 (P)(S)	700,000	677,663

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Hewett’s Island Clo V, Ltd.,
Series 2006-5A, Class E
3.834%, 12/05/2018 (P)(S)	$426,971	$421,805
Home Equity Asset Trust, Series 2005-1,
Class M4 1.175%, 05/25/2035 (P)	440,000	423,748
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2005-C,
Class AII3 0.525%, 10/25/2035 (P)	670,000	642,608
Honda Auto Receivables Owner Trust,
Series 2014-3, Class A4
1.310%, 10/15/2020	795,000	788,844
John Deere Owner Trust, Series 2014-B,
Class A4 1.500%, 06/15/2021	850,000	846,593
LCM V Ltd., Series 5A, Class D
0.903%, 03/21/2019 (P)(S)	1,000,000	975,084
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.205%, 02/25/2034 (P)	132,603	123,613
Loomis Sayles CLO I, Ltd.,
Series 2006-1A, Class D
1.835%, 10/26/2020 (P)(S)	1,100,000	1,099,350
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.905%, 09/25/2035 (P)	465,176	437,817
MVW Owner Trust, Series 2014-1A,
Class A 2.250%, 09/20/2031 (S)	245,000	244,931
Nautique Funding Ltd., Series 2006-1A,
Class D 4.234%, 04/15/2020 (P)(S)	500,000	495,512
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
0.830%, 03/25/2035 (P)	1,245,000	1,175,407
Octagon Investment Partners XI Ltd.,
Series 2007-1A, Class B
0.985%, 08/25/2021 (P)(S)	500,000	480,726
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.055%, 01/25/2034 (P)	494,499	462,494
Porsche Innovative Lease Owner Trust,
Series 2014-1, Class A4
1.260%, 09/21/2020 (S)	670,000	669,977
RAMP Trust
Series 2004-RS9, Class AI-4,
4.767%, 10/25/2032 (P)	31,734	33,094
Series 2004-RZ3, Class AI-4,
4.572%, 05/25/2033 (P)	37,833	37,449
Series 2005-RS3, Class M1,
0.575%, 03/25/2035 (P)	555,000	524,894
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035 (P)	660,000	641,498
Saratoga CLO I Ltd., Series 2006-1A,
Class C 1.714%, 12/15/2019 (P)(S)	500,000	477,656
Sierra Timeshare Receivables
Funding LLC, Series 2014-2A, Class A
2.050%, 06/20/2031 (S)	1,042,876	1,036,402
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	619,135	655,206
Soundview Home Loan Trust
Series 2005-CTX1, Class M2,
0.595%, 11/25/2035 (P)	615,000	575,051
Series 2006-OPT2, Class A3,
0.335%, 05/25/2036 (P)	433,484	402,608
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.455%, 12/25/2036 (P)	1,760,000	1,695,903
TAL Advantage V LLC, Series 2014-1A,
Class A 3.510%, 02/22/2039 (S)	1,177,084	1,188,675
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	675,000	672,223
Westgate Resorts LLC
Series 2012-2A, Class A,
3.000%, 01/20/2025 (S)	19,178	19,328
Series 2012-2A, Class B,
4.500%, 01/20/2025 (S)	1,190,347	1,207,831
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	715,518	726,698
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	325,590	328,020
Series 2014-1A, Class A,
2.150%, 12/20/2026 (S)	1,450,000	1,444,403
Series 2014-1A, Class B,
3.250%, 12/20/2026 (S)	965,000	963,755
Series 2014-AA, Class A,
6.250%, 10/20/2026 (S)	558,141	558,141
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4 1.370%, 01/15/2020	265,000	264,736
TOTAL ASSET BACKED SECURITIES (Cost $65,378,019)		$65,618,851

PREFERRED SECURITIES - 0.7%
Consumer staples - 0.1%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	6,466	$588,406
Financials - 0.4%
Ally Financial, Inc., 7.000% (S)	819	819,768
Discover Financial Services, 6.500%	13,900	350,419
FNB Corp. (7.250% to 02/15/2024, then
3 month LIBOR + 4.600%) (L)	12,950	355,348
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	37,900	1,008,519
Regions Financial Corp., 6.375%	20,756	508,314
The Goldman Sachs Group, Inc., 5.500%	17,925	425,719
Wells Fargo & Company,
Series L, 7.500%	600	360,753
Weyerhaeuser Company, 6.375%	3,400	183,702
		4,012,542
Industrials - 0.1%
Glasstech, Inc., Series A, 12.750%	1	602
United Technologies Corp., 7.500%	7,436	437,906
		438,508
Utilities - 0.1%
Dominion Resources, Inc., 6.375%	14,532	725,147
Exelon Corp., 6.500%	6,627	336,652
		1,061,799
TOTAL PREFERRED SECURITIES (Cost $6,047,331)		$6,101,255

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	295,816	2,960,261
TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,960,260)		$2,960,261

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.9%
Money market funds - 1.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	10,219,811	10,219,811
Repurchase agreement - 0.7%
Repurchase Agreement with State
Street Corp. dated 09/30/2014 at
0.000% to be repurchased at $1,351,000
on 10/01/2014, collateralized by
$1,370,000 Federal Home Loan
Mortgage Corp., 1.680% due
11/19/2018 (valued at $1,381,988,
including interest)	$1,351,000	$1,351,000
Barclays Tri-Party Repurchase Agreement
dated 09/30/2014 at 0.000% to be
repurchased at $4,789,000 on
10/01/2014, collateralized by
$2,350,200 Treasury Inflation Index
Bonds, 3.875% due 04/15/2029 (valued
at $4,884,844, including interest)	4,789,000	4,789,000
		6,140,000
TOTAL SHORT-TERM INVESTMENTS (Cost $16,359,811)		$16,359,811
Total Investments (Active Bond Trust)
(Cost $814,276,417) - 101.0%		$851,983,563
Other assets and liabilities, net - (1.0%)		(8,673,749)
TOTAL NET ASSETS - 100.0%		$843,309,814

All Cap Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.0%
Consumer discretionary - 11.3%
Auto components - 0.5%
Lear Corp.	21,900	$1,892,379
Diversified consumer services - 0.1%
Strayer Education, Inc. (I)	5,400	323,352
Hotels, restaurants and leisure - 2.6%
Chipotle Mexican Grill, Inc. (I)	7,200	4,799,448
Marriott International, Inc., Class A	65,300	4,564,470
		9,363,918
Household durables - 1.0%
Harman International Industries, Inc.	34,700	3,401,987
Internet and catalog retail - 1.5%
Expedia, Inc.	52,600	4,608,812
Nutrisystem, Inc.	47,100	723,927
		5,332,739
Media - 2.4%
Cablevision Systems Corp., Class A	205,600	3,600,056
DIRECTV (I)	13,100	1,133,412
The Walt Disney Company	17,900	1,593,637
Thomson Reuters Corp.	60,400	2,199,164
Time Warner Cable, Inc.	800	114,792
		8,641,061
Specialty retail - 1.8%
AutoZone, Inc. (I)	5,300	2,701,198
Murphy USA, Inc. (I)	4,300	228,158
O’Reilly Automotive, Inc. (I)	14,900	2,240,364
The Cato Corp., Class A	7,400	255,004
The Gap, Inc.	18,300	762,927
		6,187,651
Textiles, apparel and luxury goods - 1.4%
Hanesbrands, Inc.	22,800	2,449,632
Skechers U.S.A., Inc., Class A (I)	46,500	2,478,915
		4,928,547
		40,071,634
Consumer staples - 6.8%
Beverages - 0.9%
Dr. Pepper Snapple Group, Inc.	48,100	3,093,311
Food and staples retailing - 0.9%
Costco Wholesale Corp.	600	75,192
CVS Health Corp.	40,200	3,199,518
		3,274,710
Food products - 4.2%
Archer-Daniels-Midland Company	37,600	1,921,360
Pilgrim’s Pride Corp. (I)	123,300	3,768,048
Sanderson Farms, Inc. (L)	49,900	4,388,705
Tyson Foods, Inc., Class A	121,400	4,779,518
		14,857,631
Household products - 0.8%
Kimberly-Clark Corp.	26,400	2,839,848
		24,065,500
Energy - 7.9%
Energy equipment and services - 2.8%
Baker Hughes, Inc.	72,300	4,703,838
Cameron International Corp. (I)	6,000	398,280
Helmerich & Payne, Inc.	500	48,935
Nabors Industries, Ltd.	175,100	3,985,276
Pioneer Energy Services Corp. (I)	15,200	213,104
RPC, Inc.	18,500	406,260
		9,755,693
Oil, gas and consumable fuels - 5.1%
ConocoPhillips	71,900	5,501,788
EOG Resources, Inc.	9,600	950,592
Exxon Mobil Corp.	24,100	2,266,605
Hess Corp.	32,800	3,093,696
REX American Resources Corp. (I)	8,600	626,768
SM Energy Company	13,500	1,053,000
Whiting Petroleum Corp. (I)	58,800	4,559,940
		18,052,389
		27,808,082
Financials - 17.4%
Banks - 4.9%
Associated Banc-Corp.	26,300	458,146
Banc of California, Inc. (L)	3,900	45,357
BOK Financial Corp.	4,000	265,920
City National Corp.	13,600	1,029,112
Comerica, Inc.	87,500	4,362,750
First Citizens BancShares, Inc., Class A (L)	4,100	888,183
Frost Bankers, Inc.	15,800	1,208,858
JPMorgan Chase & Company	114,600	6,903,504
MidSouth Bancorp, Inc.	3,800	71,060
OFG Bancorp (L)	25,700	384,986
Simmons First National Corp., Class A	3,600	138,672

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Sterling Bancorp	8,600	$109,994
Wintrust Financial Corp.	35,600	1,590,252
		17,456,794
Capital markets - 3.6%
Ameriprise Financial, Inc.	11,100	1,369,518
Arlington Asset Investment Corp., Class A (L)	24,200	614,922
BlackRock, Inc.	6,400	2,101,248
Invesco, Ltd.	83,200	3,284,736
Lazard, Ltd., Class A	85,000	4,309,500
Piper Jaffray Companies (I)	4,500	235,080
RCS Capital Corp., Class A (I)	43,300	975,116
		12,890,120
Consumer finance - 1.3%
Capital One Financial Corp.	56,200	4,587,044
Diversified financial services - 0.7%
Voya Financial, Inc.	67,200	2,627,520
Insurance - 4.0%
Alleghany Corp. (I)	9,200	3,846,980
American Financial Group, Inc.	11,000	636,790
Aspen Insurance Holdings, Ltd.	34,500	1,475,565
Lincoln National Corp.	29,900	1,602,042
PartnerRe, Ltd.	17,700	1,945,053
Principal Financial Group, Inc.	74,200	3,893,274
The Progressive Corp.	23,000	581,440
		13,981,144
Real estate investment trusts - 2.3%
AG Mortgage Investment Trust, Inc.	42,200	751,160
Annaly Capital Management, Inc.	408,700	4,364,916
Apollo Residential Mortgage, Inc.	13,500	208,305
Capstead Mortgage Corp.	35,600	435,744
Chimera Investment Corp.	118,000	358,720
Potlatch Corp.	28,600	1,150,006
Western Asset Mortgage Capital Corp.	48,700	719,786
		7,988,637
Real estate management and development - 0.6%
Jones Lang LaSalle, Inc.	15,700	1,983,538
		61,514,797
Health care - 15.5%
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (I)	9,800	1,625,036
Amgen, Inc.	1,600	224,736
Gilead Sciences, Inc. (I)	66,600	7,089,570
PDL BioPharma, Inc. (L)	525,400	3,924,738
		12,864,080
Health care equipment and supplies - 0.2%
Edwards Lifesciences Corp. (I)	7,700	786,555
Health care providers and services - 5.3%
Aetna, Inc.	700	56,700
Health Net, Inc. (I)	97,100	4,477,281
McKesson Corp.	26,400	5,139,288
Universal Health Services, Inc., Class B	40,500	4,232,250
WellPoint, Inc.	40,800	4,880,496
		18,786,015
Life sciences tools and services - 1.2%
Illumina, Inc. (I)	22,400	3,671,808
PAREXEL International Corp. (I)	900	56,781
Quintiles Transnational Holdings, Inc. (I)	9,500	529,910
		4,258,499
Pharmaceuticals - 5.1%
AbbVie, Inc.	29,700	1,715,472
Akorn, Inc. (I)	13,000	471,510
Allergan, Inc.	31,700	5,648,623
Hospira, Inc. (I)	21,300	1,108,239
Johnson & Johnson	86,400	9,209,376
		18,153,220
		54,848,369
Industrials - 10.3%
Aerospace and defense - 6.2%
General Dynamics Corp.	39,400	5,007,346
Huntington Ingalls Industries, Inc.	43,200	4,501,872
Lockheed Martin Corp.	29,000	5,300,620
Northrop Grumman Corp.	37,000	4,875,120
Spirit Aerosystems Holdings, Inc., Class A (I)	27,000	1,027,620
The Boeing Company	9,600	1,222,848
		21,935,426
Airlines - 2.2%
Delta Air Lines, Inc.	76,100	2,751,015
Hawaiian Holdings, Inc. (I)(L)	18,100	243,445
Southwest Airlines Company	140,600	4,748,062
		7,742,522
Commercial services and supplies - 0.1%
Kimball International, Inc., Class B	17,500	263,375
Construction and engineering - 0.1%
Argan, Inc.	15,400	514,052
Machinery - 0.6%
Blount International, Inc. (I)	6,800	102,884
IDEX Corp.	19,000	1,375,030
Illinois Tool Works, Inc.	6,600	557,172
		2,035,086
Marine - 0.4%
Kirby Corp. (I)	11,600	1,367,060
Professional services - 0.6%
Heidrick & Struggles International, Inc.	2,100	43,134
ManpowerGroup, Inc.	32,300	2,264,230
		2,307,364
Road and rail - 0.1%
Landstar System, Inc.	4,200	303,198
		36,468,083
Information technology - 20.9%
Electronic equipment, instruments and components - 0.1%
Sanmina Corp. (I)	23,600	492,296
Internet software and services - 3.1%
Akamai Technologies, Inc. (I)	15,000	897,000
Facebook, Inc., Class A (I)	89,300	7,058,272
LogMeIn, Inc. (I)	45,300	2,086,971
WebMD Health Corp. (I)(L)	20,100	840,381
		10,882,624
IT services - 2.4%
Broadridge Financial Solutions, Inc.	55,600	2,314,628
Computer Sciences Corp.	71,100	4,347,765
DST Systems, Inc.	7,400	621,008
Fiserv, Inc. (I)	2,800	180,978

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Forrester Research, Inc.	2,100	$77,406
Gartner, Inc. (I)	11,600	852,252
		8,394,037
Semiconductors and semiconductor equipment - 3.6%
Amkor Technology, Inc. (I)	15,200	127,832
Cirrus Logic, Inc. (I)	8,100	168,885
Intel Corp.	62,900	2,190,178
Micron Technology, Inc. (I)	158,400	5,426,784
Skyworks Solutions, Inc.	80,900	4,696,245
		12,609,924
Software - 5.2%
AVG Technologies NV (I)	30,100	499,058
Electronic Arts, Inc. (I)	123,800	4,408,518
FactSet Research Systems, Inc. (L)	24,500	2,977,485
Manhattan Associates, Inc. (I)	101,000	3,375,420
Microsoft Corp.	38,507	1,785,185
NetScout Systems, Inc. (I)	22,700	1,039,660
Take-Two Interactive Software, Inc. (I)	179,100	4,131,837
		18,217,163
Technology hardware, storage and peripherals - 6.5%
Apple, Inc.	140,482	14,153,562
Hewlett-Packard Company	148,900	5,281,483
Lexmark International, Inc., Class A	87,800	3,731,500
		23,166,545
		73,762,589
Materials - 4.6%
Chemicals - 1.3%
PPG Industries, Inc.	24,400	4,800,456
Metals and mining - 3.3%
Alcoa, Inc.	284,800	4,582,432
Compass Minerals International, Inc.	36,000	3,034,080
United States Steel Corp. (L)	103,200	4,042,344
		11,658,856
		16,459,312
Telecommunication services - 2.3%
Diversified telecommunication services - 2.3%
Atlantic Tele-Network, Inc.	1,300	70,070
CenturyLink, Inc.	5,800	237,162
Verizon Communications, Inc.	154,600	7,728,454
		8,035,686
Utilities - 2.0%
Electric utilities - 1.7%
Edison International	52,300	2,924,616
Entergy Corp.	36,100	2,791,613
NRG Yield, Inc., Class A	7,100	334,055
		6,050,284
Gas utilities - 0.3%
AGL Resources, Inc.	22,000	1,129,480
		7,179,764
TOTAL COMMON STOCKS (Cost $329,761,072)		$350,213,816

SECURITIES LENDING COLLATERAL - 4.5%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	1,572,702	15,738,183
TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,738,112)		$15,738,183
SHORT-TERM INVESTMENTS - 0.9%
Money market funds - 0.9%
State Street Institutional Liquid Reserves
Fund, 0.0853% (Y)	3,266,793	3,266,793
TOTAL SHORT-TERM INVESTMENTS (Cost $3,266,793)		$3,266,793
Total Investments (All Cap Core Trust)
(Cost $348,765,977) - 104.4%		$369,218,792
Other assets and liabilities, net - (4.4%)		(15,515,652)
TOTAL NET ASSETS - 100.0%		$353,703,140

Alpha Opportunities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.0%
Consumer discretionary - 14.2%
Automobiles - 0.8%
Fiat SpA (I)	67,032	$646,036
Ford Motor Company	180,231	2,665,608
Harley-Davidson, Inc.	46,535	2,708,337
Suzuki Motor Corp.	3,765	124,867
Tesla Motors, Inc. (I)(L)	2,125	515,695
		6,660,543
Diversified consumer services - 0.0%
The Honest Company, Inc. (I)(R)	3,841	103,927
		103,927
Hotels, restaurants and leisure - 1.3%
Boyd Gaming Corp. (I)	33,717	342,565
McDonald’s Corp.	66,971	6,349,521
OPAP SA	42,589	558,475
Whitbread PLC	19,368	1,301,449
Wyndham Worldwide Corp.	20,657	1,678,588
		10,230,598
Household durables - 3.0%
D.R. Horton, Inc.	237,940	4,882,529
KB Home (L)	51,367	767,423
Lennar Corp., Class A	71,852	2,790,013
Newell Rubbermaid, Inc.	3,709	127,627
NVR, Inc. (I)	4,099	4,631,952
PulteGroup, Inc.	236,047	4,168,590
Whirlpool Corp.	41,681	6,070,838
		23,438,972
Internet and catalog retail - 2.4%
Amazon.com, Inc. (I)	11,629	3,749,655
ASOS PLC (I)	16,200	588,751
Ctrip.com International, Ltd., ADR (I)	4,272	242,479
Expedia, Inc.	6,363	557,526
Groupon, Inc. (I)(L)	388,099	2,592,501
HSN, Inc.	1,000	61,370
Netflix, Inc. (I)	12,461	5,622,154
The Priceline Group, Inc. (I)	4,186	4,849,816
TripAdvisor, Inc. (I)	4,423	404,351
Zalando SE (I)	7,296	198,127
		18,866,730
Media - 1.0%
CyberAgent, Inc.	9,560	335,721
DHX Media, Ltd. (I)	175,520	1,369,744

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
DISH Network Corp., Class A (I)	19,383	$1,251,754
Loral Space & Communications, Inc. (I)	12,415	891,521
Mediaset Espana Comunicacion SA (I)	80,575	999,978
Solocal Group (I)	1,376,786	975,534
Tribune Company, Class A (I)	2,745	180,621
WPP PLC	79,211	1,586,875
		7,591,748
Multiline retail - 0.2%
Intime Retail Group Company, Ltd.	842,780	717,456
Tuesday Morning Corp. (I)(L)	61,315	1,189,818
		1,907,274
Specialty retail - 4.9%
Advance Auto Parts, Inc.	87,953	11,460,276
AutoZone, Inc. (I)	4,414	2,249,639
CarMax, Inc. (I)	8,729	405,462
Lowe’s Companies, Inc.	216,633	11,464,218
Outerwall, Inc. (I)	7,544	423,218
Signet Jewelers, Ltd.	11,295	1,286,613
The Home Depot, Inc.	53,615	4,918,640
The TJX Companies, Inc.	93,297	5,520,383
Tiffany & Company	10,516	1,012,796
Zhongsheng Group Holdings, Ltd.	539,620	575,482
		39,316,727
Textiles, apparel and luxury goods - 0.6%
ANTA Sports Products, Ltd.	250,733	506,937
Asics Corp.	15,995	360,746
Deckers Outdoor Corp. (I)	2,672	259,665
Kate Spade & Company (I)	19,345	507,419
Samsonite International SA	1,057,180	3,394,177
		5,028,944
		113,145,463
Consumer staples - 5.4%
Beverages - 2.6%
Anheuser-Busch InBev NV	16,926	1,877,058
Anheuser-Busch InBev NV, ADR	33,270	3,687,980
Coca-Cola Company	41,900	1,787,454
Diageo PLC	141,950	4,094,139
Diageo PLC, ADR	17,161	1,980,379
Molson Coors Brewing Company, Class B	36,700	2,731,948
Monster Beverage Corp. (I)	18,244	1,672,427
Treasury Wine Estates, Ltd.	653,488	2,415,715
		20,247,100
Food and staples retailing - 0.2%
Seven & I Holdings Company, Ltd.	39,935	1,548,935
		1,548,935
Food products - 2.3%
Archer-Daniels-Midland Company	4,151	212,116
Greencore Group PLC	566,533	2,142,155
Hormel Foods Corp.	2,500	128,475
Ingredion, Inc.	41,410	3,138,464
Keurig Green Mountain, Inc.	9,469	1,232,201
Kraft Foods Group, Inc.	59,023	3,328,897
Mead Johnson Nutrition Company	4,380	421,444
Mondelez International, Inc., Class A	66,300	2,271,770
Post Holdings, Inc. (I)	19,448	645,285
The Hershey Company	21,833	2,083,523
The WhiteWave Foods Company, Class A (I)	8,586	311,929
Tyson Foods, Inc., Class A	4,273	168,228
Unilever NV - NY Shares	53,794	2,134,546
		18,219,033
Household products - 0.1%
Svenska Cellulosa AB SCA, B Shares	39,908	948,258
		948,258
Personal products - 0.0%
Kao Corp.	3,271	127,643
		127,643
Tobacco - 0.2%
Philip Morris International, Inc.	19,146	1,596,776
		1,596,776
		42,687,745
Energy - 6.9%
Energy equipment and services - 0.9%
Baker Hughes, Inc.	18,417	1,198,210
Halliburton Company	27,921	1,801,184
Helmerich & Payne, Inc.	5,095	498,648
Schlumberger, Ltd.	2,871	291,952
Seventy Seven Energy, Inc. (I)	790	18,755
Trican Well Service, Ltd.	295,310	3,454,227
		7,262,976
Oil, gas and consumable fuels - 6.0%
Anadarko Petroleum Corp.	26,930	2,731,779
BG Group PLC	270,763	4,998,512
Cameco Corp. (L)	11,027	194,737
Chesapeake Energy Corp.	10,631	244,407
Chevron Corp.	31,637	3,774,927
China Suntien Green Energy Corp., Ltd.,
H Shares	3,115,950	777,230
Cobalt International Energy, Inc. (I)	376,872	5,125,459
Concho Resources, Inc. (I)	2,694	337,801
Exxon Mobil Corp.	39,828	3,745,823
Imperial Oil, Ltd. (L)	91,040	4,298,909
Karoon Gas Australia, Ltd. (I)	729,301	2,221,661
Occidental Petroleum Corp.	19,659	1,890,213
Pacific Rubiales Energy Corp.	72,000	1,207,340
Phillips 66	2,512	204,251
Pioneer Natural Resources Company	48,163	9,486,666
Suncor Energy, Inc.	103,420	3,738,633
Tesoro Corp.	5,018	305,998
Tsakos Energy Navigation, Ltd.	311,607	1,988,053
Whiting Petroleum Corp. (I)	3,566	276,543
		47,548,942
		54,811,918
Financials - 11.7%
Banks - 3.9%
BOK Financial Corp.	25,794	1,714,785
Citigroup, Inc.	50,070	2,594,627
Fifth Third Bancorp	10,182	203,844
First Republic Bank	26,189	1,293,213
Frost Bankers, Inc.	6,798	520,115
Grupo Financiero Banorte SAB
de CV, Series O	206,100	1,319,881
HDFC Bank, Ltd.	98,439	1,463,703
JPMorgan Chase & Company	70,260	4,232,462
M&T Bank Corp. (L)	39,865	4,914,956
The PNC Financial Services Group, Inc.	88,366	7,562,362

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Company	97,057	$5,034,347
		30,854,295
Capital markets - 1.8%
BlackRock, Inc.	35,755	11,739,082
Julius Baer Group, Ltd. (I)	28,344	1,266,614
SEI Investments Company	26,825	969,992
		13,975,688
Diversified financial services - 0.6%
Berkshire Hathaway, Inc., Class B (I)	15,652	2,162,167
McGraw-Hill Financial, Inc.	14,605	1,233,392
Moody’s Corp.	11,636	1,099,602
		4,495,161
Insurance - 4.9%
ACE, Ltd.	64,682	6,783,201
Alleghany Corp. (I)	4,180	1,747,867
American International Group, Inc.	78,442	4,237,437
Fairfax Financial Holdings, Ltd.	4,575	2,049,814
Markel Corp. (I)	6,883	4,378,620
Marsh & McLennan Companies, Inc.	166,672	8,723,612
MetLife, Inc.	143,624	7,715,481
PICC Property & Casualty Company, Ltd.,
H Shares	284,000	503,768
St James’s Place PLC	100,620	1,186,607
White Mountains Insurance Group, Ltd.	2,719	1,713,160
		39,039,567
Real estate investment trusts - 0.2%
Kennedy Wilson Europe Real Estate PLC	83,448	1,475,752
		1,475,752
Real estate management and development - 0.3%
Daito Trust Construction Company, Ltd.	10,200	1,206,177
GAGFAH SA (I)	63,469	1,179,872
Realogy Holdings Corp. (I)	7,608	283,018
		2,669,067
		92,509,530
Health care - 15.7%
Biotechnology - 2.3%
Alnylam Pharmaceuticals, Inc. (I)	22,830	1,783,023
Arena Pharmaceuticals, Inc. (I)(L)	131,970	552,954
Biogen Idec, Inc. (I)	4,975	1,645,780
Celgene Corp. (I)	19,787	1,875,412
Cubist Pharmaceuticals, Inc. (I)	4,789	317,702
Gilead Sciences, Inc. (I)	22,606	2,406,409
Incyte Corp. (I)	24,394	1,196,526
Innate Pharma SA (I)	44,964	438,371
Medivation, Inc. (I)	3,895	385,099
Portola Pharmaceuticals, Inc. (I)	24,677	623,835
PTC Therapeutics, Inc. (I)	6,800	299,268
Puma Biotechnology, Inc. (I)	1,656	395,072
Regeneron Pharmaceuticals, Inc. (I)	8,314	2,997,363
TESARO, Inc. (I)	16,873	454,221
Vertex Pharmaceuticals, Inc. (I)	28,899	3,245,647
		18,616,682
Health care equipment and supplies - 0.6%
Corindus Vascular Robotics, Inc. (I)(R)	519,782	1,356,259
Medtronic, Inc.	58,840	3,645,138
		5,001,397
Health care providers and services - 2.9%
Acadia Healthcare Company, Inc. (I)	25,362	1,230,057
Aetna, Inc.	26,519	2,148,039
Cardinal Health, Inc.	57,453	4,304,379
Community Health Systems, Inc. (I)	3,924	214,996
Envision Healthcare Holdings, Inc. (I)	129,023	4,474,518
HCA Holdings, Inc. (I)	10,389	732,632
Humana, Inc.	1,945	253,414
Laboratory Corp. of America Holdings (I)	23,861	2,427,857
Tenet Healthcare Corp. (I)	11,031	655,131
UnitedHealth Group, Inc.	60,960	5,257,800
Universal Health Services, Inc., Class B	13,171	1,376,370
		23,075,193
Health care technology - 0.1%
CareView Communications, Inc. (I)	1,190,095	511,741
		511,741
Life sciences tools and services - 0.2%
Illumina, Inc. (I)	11,033	1,808,529
		1,808,529
Pharmaceuticals - 9.6%
Actavis PLC (I)	27,363	6,602,145
Allergan, Inc.	2,389	425,696
Astellas Pharma, Inc.	10,310	153,553
AstraZeneca PLC	51,709	3,705,612
AstraZeneca PLC, ADR	17,480	1,248,771
Bristol-Myers Squibb Company	434,646	22,245,182
Eli Lilly & Company	51,711	3,353,458
Jazz Pharmaceuticals PLC (I)	6,320	1,014,739
Johnson & Johnson	71,153	7,584,198
Merck & Company, Inc.	181,789	10,776,452
Novo Nordisk A/S, Class B	9,070	431,839
Ono Pharmaceutical Company, Ltd.	50,315	4,467,857
Roche Holding AG	25,583	7,554,735
Salix Pharmaceuticals, Ltd. (I)	18,454	2,883,253
TherapeuticsMD, Inc. (I)	723,551	3,357,277
		75,804,767
		124,818,309
Industrials - 15.2%
Aerospace and defense - 3.1%
Bombardier, Inc., Class B (L)	173,530	584,140
DigitalGlobe, Inc. (I)	107,065	3,051,353
Esterline Technologies Corp. (I)	10,860	1,208,392
Lockheed Martin Corp.	25,656	4,689,404
Moog, Inc., Class A (I)	13,600	930,240
Northrop Grumman Corp.	32,957	4,342,414
Raytheon Company	18,300	1,859,646
Rolls-Royce Holdings PLC (I)	48,862	760,471
Safran SA	21,348	1,384,070
TransDigm Group, Inc.	8,984	1,656,021
United Technologies Corp.	35,239	3,721,238
		24,187,389
Air freight and logistics - 1.1%
FedEx Corp.	3,973	641,441
United Parcel Service, Inc., Class B	74,167	7,289,874
UTi Worldwide, Inc. (I)(L)	63,050	670,222
		8,601,537
Airlines - 0.4%
AirAsia BHD	1,418,526	1,093,167
American Airlines Group, Inc.	33,583	1,191,525
Deutsche Lufthansa AG	22,540	353,926

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
JetBlue Airways Corp. (I)	19,967	$212,050
United Continental Holdings, Inc. (I)	7,294	341,286
		3,191,954
Building products - 0.6%
Daikin Industries, Ltd.	3,086	191,434
Lennox International, Inc.	43,134	3,315,711
Owens Corning	34,112	1,083,056
Wienerberger AG	27,358	352,235
		4,942,436
Commercial services and supplies - 0.3%
Clean Harbors, Inc. (I)	47,175	2,543,676
		2,543,676
Construction and engineering - 1.1%
AECOM Technology Corp. (I)	176,015	5,940,506
China Machinery Engineering Corp., H Shares	1,061,000	608,578
Jacobs Engineering Group, Inc. (I)	44,983	2,196,070
		8,745,154
Electrical equipment - 2.1%
Acuity Brands, Inc.	49,756	5,856,779
Capstone Turbine Corp. (I)(L)	989,605	1,058,877
Eaton Corp. PLC	54,187	3,433,830
Hubbell, Inc., Class B	6,262	754,759
Nidec Corp.	38,294	2,587,798
Schneider Electric SE (I)	16,947	1,300,215
SolarCity Corp. (I)(L)	5,245	312,602
Zumtobel Group AG	88,561	1,656,018
		16,960,878
Industrial conglomerates - 0.9%
3M Company	15,450	2,188,956
Danaher Corp.	61,883	4,701,870
		6,890,826
Machinery - 1.5%
Allison Transmission Holdings, Inc.	126,528	3,604,783
Arcam AB (I)(L)	58,215	1,358,204
Barnes Group, Inc.	18,829	571,460
IDEX Corp.	21,934	1,587,364
PACCAR, Inc.	50,674	2,882,084
Pall Corp.	18,945	1,585,697
SMC Corp.	765	210,942
		11,800,534
Marine - 0.2%
Mitsui O.S.K. Lines, Ltd.	205,590	656,886
Nippon Yusen KK	200,040	527,424
Pacific Basin Shipping, Ltd.	1,060,000	571,905
		1,756,215
Professional services - 1.5%
IHS, Inc., Class A (I)	46,552	5,827,845
ManpowerGroup, Inc.	37,979	2,662,328
Nielsen NV	82,891	3,674,558
		12,164,731
Road and rail - 0.7%
AMERCO	3,420	895,664
Canadian National Railway Company	23,911	1,697,543
DSV A/S	52,306	1,470,771
Hertz Global Holdings, Inc. (I)	32,033	813,318
Kansas City Southern	6,277	760,772
Old Dominion Freight Line, Inc. (I)	3,044	215,028
		5,853,096
Trading companies and distributors - 1.7%
HD Supply Holdings, Inc. (I)	192,512	5,247,877
MSC Industrial Direct Company, Inc., Class A	39,234	3,352,938
Rexel SA	79,114	1,477,435
WESCO International, Inc. (I)	41,606	3,256,086
		13,334,336
		120,972,762
Information technology - 21.9%
Communications equipment - 2.3%
ARRIS Group, Inc. (I)	60,777	1,723,332
Cisco Systems, Inc.	434,492	10,936,164
F5 Networks, Inc. (I)	18,103	2,149,550
Motorola Solutions, Inc.	34,850	2,205,308
Palo Alto Networks, Inc. (I)	3,990	391,419
Parkervision, Inc. (I)(L)	733,605	836,310
		18,242,083
Electronic equipment, instruments and components - 0.6%
TE Connectivity, Ltd.	78,285	4,328,378
Truly International Holdings, Ltd.	282,125	161,377
		4,489,755
Internet software and services - 5.2%
21vianet Group Inc (I)(L)	24,582	442,476
Akamai Technologies, Inc. (I)	80,277	4,800,565
Alibaba Group Holding, Ltd., ADR (I)	91,939	8,168,780
Angie’s List, Inc. (I)(L)	92,234	587,531
AOL, Inc. (I)	43,497	1,955,190
Baidu, Inc., ADR (I)	6,662	1,453,848
CoStar Group, Inc. (I)	6,900	1,073,226
Facebook, Inc., Class A (I)	92,382	7,301,873
Gogo, Inc. (I)(L)	138,909	2,342,006
Google, Inc., Class A (I)	3,445	2,027,072
Google, Inc., Class C (I)	4,267	2,463,595
InterActiveCorp	8,596	566,476
LinkedIn Corp., Class A (I)	994	206,543
Monster Worldwide, Inc. (I)	307,865	1,693,258
Open Text Corp.	2,942	163,046
Pandora Media, Inc. (I)	11,674	282,044
Tencent Holdings, Ltd.	17,416	258,727
Yelp, Inc. (I)(L)	80,437	5,489,825
		41,276,081
IT services - 1.4%
Accenture PLC, Class A	58,755	4,777,957
Amadeus IT Holding SA, A Shares	10,930	408,031
Automatic Data Processing, Inc.	30,084	2,499,379
Fidelity National Information Services, Inc.	5,236	294,787
FleetCor Technologies, Inc. (I)	1,197	170,118
Optimal Payments PLC (I)	253,767	2,109,758
Total System Services, Inc.	18,300	566,568
		10,826,598
Semiconductors and semiconductor equipment - 6.0%
Analog Devices, Inc.	30,161	1,492,668
Applied Materials, Inc.	73,715	1,592,981
First Solar, Inc. (I)	6,364	418,815
Freescale Semiconductor, Ltd. (I)(L)	56,013	1,093,934
GCL-Poly Energy Holdings, Ltd. (I)	6,228,140	2,298,929
GT Advanced Technologies, Inc. (I)(L)	156,675	1,696,790
Intel Corp.	158,669	5,524,855

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Lam Research Corp.	15,821	$1,181,829
Maxim Integrated Products, Inc.	59,575	1,801,548
Micron Technology, Inc. (I)	265,173	9,084,827
NXP Semiconductor NV (I)	151,271	10,351,475
SK Hynix, Inc. (I)	41,034	1,816,208
Sumco Corp. (L)	301,080	3,650,963
SunEdison, Inc. (I)	161,857	3,055,860
SunPower Corp. (I)(L)	62,795	2,127,495
Synaptics, Inc. (I)	1,678	122,830
Teradyne, Inc.	12,535	243,054
		47,555,061
Software - 3.6%
Activision Blizzard, Inc.	96,719	2,010,788
Adobe Systems, Inc. (I)	23,676	1,638,142
Cadence Design Systems, Inc. (I)	223,713	3,850,101
Ellie Mae, Inc. (I)	32,430	1,057,218
EnerNOC, Inc. (I)	92,238	1,564,356
FactSet Research Systems, Inc. (L)	16,788	2,040,246
Fortinet, Inc. (I)	11,414	288,375
Microsoft Corp.	253,450	11,749,942
Monitise PLC (I)(L)	867,045	422,415
Salesforce.com, Inc. (I)	4,791	275,626
ServiceNow, Inc. (I)	3,412	200,557
Symantec Corp.	75,066	1,764,802
Tableau Software, Inc., Class A (I)	13,210	959,707
Tangoe, Inc. (I)	29,538	400,240
UBISOFT Entertainment SA (I)	37,166	609,489
		28,832,004
Technology hardware, storage and peripherals - 2.8%
Apple, Inc.	153,110	15,425,833
Lenovo Group, Ltd.	1,050,000	1,563,967
NEC Corp.	462,000	1,596,846
Nokia OYJ, ADR	36,405	307,986
SanDisk Corp.	19,442	1,904,344
Stratasys, Ltd. (I)(L)	12,485	1,507,938
Western Digital Corp.	3,282	319,404
		22,626,318
		173,847,900
Materials - 3.5%
Chemicals - 2.1%
Ecolab, Inc.	8,135	934,142
Givaudan SA (I)	428	682,231
Methanex Corp.	14,358	959,114
Platform Specialty Products Corp. (I)	117,889	2,949,583
Praxair, Inc.	37,487	4,835,823
The Dow Chemical Company	52,753	2,766,367
The Sherwin-Williams Company	6,787	1,486,285
Wacker Chemie AG	13,456	1,620,787
		16,234,332
Construction materials - 0.2%
Headwaters, Inc. (I)	35,634	446,850
Martin Marietta Materials, Inc.	8,240	1,062,466
Vulcan Materials Company	3,553	213,997
		1,723,313
Containers and packaging - 0.5%
Berry Plastics Group, Inc. (I)	6,286	158,659
Packaging Corp. of America	26,854	1,713,822
Silgan Holdings, Inc.	25,704	1,208,088
Smurfit Kappa Group PLC	55,576	1,214,736
		4,295,305
Metals and mining - 0.2%
Barrick Gold Corp.	87,007	1,275,523
Continental Gold, Ltd.	30,671	79,420
		1,354,943
Paper and forest products - 0.5%
Norbord, Inc.	202,600	4,153,485
		4,153,485
		27,761,378
Telecommunication services - 0.6%
Diversified telecommunication services - 0.4%
Verizon Communications, Inc.	65,796	3,289,142
		3,289,142
Wireless telecommunication services - 0.2%
SoftBank Corp.	25,250	1,763,684
		1,763,684
		5,052,826
Utilities - 0.9%
Electric utilities - 0.0%
CGN Meiya Power
Holdings Company, Ltd. (I)(S)	144,000	31,712
		31,712
Gas utilities - 0.7%
UGI Corp.	170,021	5,796,016
Independent power and renewable electricity producers - 0.2%
China Longyuan Power Group Corp., H Shares	1,060,550	1,035,096
		1,035,096
		6,862,824
TOTAL COMMON STOCKS (Cost $697,761,515)		$762,470,655

PREFERRED SECURITIES - 1.0%
Consumer discretionary - 0.0%
The Honest Company, Inc. (I)(R)	8,963	242,515
		242,515
Financials - 0.0%
LendingClub Corp., Series D (I)(R)	19,116	194,434
		194,434
Health care - 0.0%
ConforMIS, Inc. (I)(R)	27,370	218,960
		218,960
Industrials - 0.1%
Lithium Technology Corp. (I)(R)	85,197	415,250
		415,250
Information technology - 0.9%
Apigee Corp., Series H (I)(R)	148,495	432,120
Cloudera, Inc., Series F (I)(R)	15,771	438,875
Datalogix Holdings, Inc. (I)(R)	51,513	530,584
DocuSign, Inc., Series B (I)(R)	865	10,311
DocuSign, Inc., Series B1 (I)(R)	259	3,087
DocuSign, Inc., Series D (I)(R)	621	7,402
DocuSign, Inc., Series E (I)(R)	16,071	191,566
Dropbox, Inc., Series C (I)(R)	10,895	178,787
Essence Group Holdings Corp. (I)(R)	203,629	321,999

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Information technology (continued)
Lookout, Inc., Series F (I)(R)	25,174	$287,565
New Relic, Inc., Series F (I)(R)	11,307	327,157
Nutanix, Inc. (I)(R)	32,127	430,389
Pure Storage, Inc., Series F (I)(R)	62,660	985,385
Uber Technologies, Inc. (I)(R)	35,556	2,206,328
Veracode, Inc. (I)(R)	18,712	345,534
		6,697,089
TOTAL PREFERRED SECURITIES (Cost $7,609,921)		$7,768,248

WARRANTS - 0.1%
Moscow Exchange MICEX (Expiration Date:
04/18/2023; Strike Price: RUB 0.00) (I)(S)	733,100	1,083,309
TOTAL WARRANTS (Cost $1,179,268)		$1,083,309

SECURITIES LENDING COLLATERAL - 4.0%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	3,167,684	31,699,330
TOTAL SECURITIES LENDING
COLLATERAL (Cost $31,699,125)		$31,699,330

SHORT-TERM INVESTMENTS - 2.0%
Repurchase agreement - 2.0%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/14 at 0.010% to be
repurchased at $15,500,004 on 10/01/014,
collateralized by $15,924,600 U.S. Treasury
Notes, 2.375% due 08/15/2024 (valued at
$15,810,082, including interest)	$15,500,000	$15,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,500,000)		$15,500,000
Total Investments (Alpha Opportunities Trust)
(Cost $753,749,829) - 103.1%		$818,521,542
Other assets and liabilities, net - (3.1%)		(24,264,430)
TOTAL NET ASSETS - 100.0%		$794,257,112

American Asset Allocation Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	78,083,796	$1,727,213,568
TOTAL INVESTMENT COMPANIES (Cost $1,045,593,585)		$1,727,213,568
Total Investments (American Asset Allocation Trust)
(Cost $1,045,593,585) - 100.0%		$1,727,213,568
Other assets and liabilities, net - 0.0%		(46,183)
TOTAL NET ASSETS - 100.0%		$1,727,167,385

American Global Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	9,267,779	$253,381,090
TOTAL INVESTMENT COMPANIES (Cost $207,823,007)		$253,381,090
Total Investments (American Global Growth Trust)
(Cost $207,823,007) - 100.0%		$253,381,090
Other assets and liabilities, net - 0.0%		6,344
TOTAL NET ASSETS - 100.0%		$253,387,434

American Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	13,407,317	$1,049,792,915
TOTAL INVESTMENT COMPANIES (Cost $625,483,874)		$1,049,792,915
Total Investments (American Growth Trust)
(Cost $625,483,874) - 100.0%		$1,049,792,915
Other assets and liabilities, net - 0.0%		(34,391)
TOTAL NET ASSETS - 100.0%		$1,049,758,524

American Growth-Income Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	24,440,859	$1,270,680,284
TOTAL INVESTMENT COMPANIES (Cost $781,265,540)		$1,270,680,284
Total Investments (American Growth-Income Trust)
(Cost $781,265,540) - 100.0%		$1,270,680,284
Other assets and liabilities, net - 0.0%		(39,893)
TOTAL NET ASSETS - 100.0%		$1,270,640,391

American International Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	30,044,484	$630,032,820
TOTAL INVESTMENT COMPANIES (Cost $470,194,906)		$630,032,820
Total Investments (American International Trust)
(Cost $470,194,906) - 100.0%		$630,032,820
Other assets and liabilities, net - 0.0%		(26,954)
TOTAL NET ASSETS - 100.0%		$630,005,866
The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

American New World Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,372,128	$75,738,005
TOTAL INVESTMENT COMPANIES (Cost $75,348,903)		$75,738,005
Total Investments (American New World Trust)
(Cost $75,348,903) - 100.0%		$75,738,005
Other assets and liabilities, net - 0.0%		(14,482)
TOTAL NET ASSETS - 100.0%		$75,723,523

Blue Chip Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.5%
Consumer discretionary - 25.1%
Auto components - 0.1%
Delphi Automotive PLC	37,200	$2,281,850
Automobiles - 0.5%
Harley-Davidson, Inc.	27,700	1,612,140
Tesla Motors, Inc. (I)(L)	31,400	7,620,152
		9,232,292
Hotels, restaurants and leisure - 7.2%
Carnival Corp.	5,200	208,884
Chipotle Mexican Grill, Inc. (I)	38,300	25,530,397
Hilton Worldwide Holdings, Inc. (I)	269,122	6,628,475
Las Vegas Sands Corp.	227,700	14,165,217
Marriott International, Inc., Class A	40,729	2,846,957
MGM Resorts International (I)	352,300	8,025,394
Starbucks Corp.	358,100	27,022,226
Starwood Hotels & Resorts Worldwide, Inc.	102,100	8,495,741
Wynn Macau, Ltd.	1,358,000	4,327,878
Wynn Resorts, Ltd.	151,000	28,249,080
		125,500,249
Internet and catalog retail - 9.8%
Amazon.com, Inc. (I)	235,589	75,963,317
Ctrip.com International, Ltd., ADR (I)	160,000	9,081,600
Netflix, Inc. (I)	45,600	20,573,808
The Priceline Group, Inc. (I)	48,000	55,611,840
TripAdvisor, Inc. (I)	24,000	2,194,080
Vipshop Holdings, Ltd., ADR (I)(L)	48,100	9,091,381
		172,516,026
Leisure products - 0.0%
Polaris Industries, Inc.	1,200	179,748
Media - 1.1%
Discovery Communications, Inc., Series C (I)	223,800	8,343,264
The Walt Disney Company	109,900	9,784,397
Twenty-First Century Fox, Inc., Class A	34,100	1,169,289
		19,296,950
Specialty retail - 5.1%
AutoZone, Inc. (I)	6,100	3,108,926
CarMax, Inc. (I)	94,900	4,408,105
L Brands, Inc.	105,200	7,046,296
Lowe’s Companies, Inc.	394,800	20,892,816
O’Reilly Automotive, Inc. (I)	109,600	16,479,456
Ross Stores, Inc.	107,600	8,132,408
The Home Depot, Inc.	207,800	19,063,572
Tiffany & Company	17,800	1,714,318
Tractor Supply Company	149,800	9,214,198
		90,060,095
Textiles, apparel and luxury goods - 1.3%
Fossil Group, Inc. (I)	5,300	497,670
Hanesbrands, Inc.	82,600	8,874,544
Michael Kors Holdings, Ltd. (I)	80,700	5,761,173
NIKE, Inc., Class B	66,800	5,958,560
PVH Corp.	3,800	460,370
Ralph Lauren Corp.	2,000	329,460
VF Corp.	6,400	422,592
		22,304,369
		441,371,579
Consumer staples - 2.1%
Beverages - 0.2%
Constellation Brands, Inc., Class A (I)	29,300	2,553,788
Monster Beverage Corp. (I)	9,300	852,531
PepsiCo, Inc.	2,500	232,725
		3,639,044
Food and staples retailing - 1.4%
Costco Wholesale Corp.	79,400	9,950,408
CVS Health Corp.	149,400	11,890,746
Walgreen Company	58,000	3,437,660
		25,278,814
Food products - 0.1%
Keurig Green Mountain, Inc.	6,000	780,780
Personal products - 0.4%
The Estee Lauder Companies, Inc., Class A	103,100	7,703,632
		37,402,270
Energy - 3.9%
Energy equipment and services - 0.1%
Schlumberger, Ltd.	14,892	1,514,367
Oil, gas and consumable fuels - 3.8%
Concho Resources, Inc. (I)	108,700	13,629,893
Continental Resources, Inc. (I)(L)	56,600	3,762,768
EOG Resources, Inc.	2,900	287,158
EQT Corp.	142,000	12,998,680
Pioneer Natural Resources Company	135,100	26,610,647
Range Resources Corp.	153,992	10,442,198
		67,731,344
		69,245,711
Financials - 7.5%
Banks - 0.0%
Citigroup, Inc.	5,200	269,464
Capital markets - 4.1%
Ameriprise Financial, Inc.	91,351	11,270,886
Invesco, Ltd.	382,600	15,105,048
Morgan Stanley	492,000	17,008,440
Northern Trust Corp.	44,389	3,019,784
State Street Corp.	161,007	11,851,725
TD Ameritrade Holding Corp.	424,700	14,172,239
		72,428,122
Consumer finance - 0.7%
American Express Company	149,952	13,126,798
Diversified financial services - 0.4%
Intercontinental Exchange Group, Inc.	32,600	6,358,630

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance - 0.3%
Marsh & McLennan Companies, Inc.	86,300	$4,516,942
Real estate investment trusts - 2.0%
American Tower Corp.	367,038	34,365,768
		131,065,724
Health care - 21.3%
Biotechnology - 11.9%
Alexion Pharmaceuticals, Inc. (I)	193,100	32,019,842
Biogen Idec, Inc. (I)	140,000	46,313,400
Celgene Corp. (I)	356,700	33,808,026
Gilead Sciences, Inc. (I)	674,500	71,800,525
Pharmacyclics, Inc. (I)	76,900	9,030,367
Regeneron Pharmaceuticals, Inc. (I)	25,200	9,085,104
Vertex Pharmaceuticals, Inc. (I)	57,400	6,446,594
		208,503,858
Health care equipment and supplies - 1.4%
Becton, Dickinson and Company	40,500	4,609,305
Covidien PLC	61,300	5,303,063
Intuitive Surgical, Inc. (I)	23,700	10,945,134
Stryker Corp.	55,579	4,488,004
		25,345,506
Health care providers and services - 3.7%
AmerisourceBergen Corp.	77,700	6,006,210
Cardinal Health, Inc.	114,500	8,578,340
McKesson Corp.	247,700	48,219,759
UnitedHealth Group, Inc.	22,500	1,940,625
		64,744,934
Life sciences tools and services - 1.4%
Thermo Fisher Scientific, Inc.	198,400	24,145,280
Pharmaceuticals - 2.9%
AbbVie, Inc.	2,800	161,728
Actavis PLC (I)	29,100	7,021,248
Allergan, Inc.	160,900	28,670,771
Eli Lilly & Company	34,400	2,230,840
Valeant Pharmaceuticals International, Inc. (I)	97,000	12,726,400
		50,810,987
		373,550,565
Industrials - 13.1%
Aerospace and defense - 4.0%
Honeywell International, Inc.	54,200	5,047,104
Precision Castparts Corp.	140,500	33,281,640
The Boeing Company	210,400	26,800,752
United Technologies Corp.	42,300	4,466,880
		69,596,376
Air freight and logistics - 0.7%
FedEx Corp.	72,100	11,640,545
Airlines - 2.0%
American Airlines Group, Inc.	511,300	18,140,924
Delta Air Lines, Inc.	130,400	4,713,960
United Continental Holdings, Inc. (I)	253,800	11,875,302
		34,730,186
Industrial conglomerates - 3.1%
3M Company	15,600	2,210,208
Danaher Corp.	551,526	41,904,945
Roper Industries, Inc.	73,500	10,752,315
		54,867,468
Machinery - 0.7%
Flowserve Corp.	43,400	3,060,568
Pall Corp.	18,000	1,506,600
Wabtec Corp.	104,700	8,484,888
		13,052,056
Professional services - 0.3%
IHS, Inc., Class A (I)	47,200	5,908,968
Nielsen NV	4,600	203,918
		6,112,886
Road and rail - 2.3%
Canadian Pacific Railway, Ltd.	38,200	7,925,354
J.B. Hunt Transport Services, Inc.	38,900	2,880,545
Kansas City Southern	111,000	13,453,200
Union Pacific Corp.	149,300	16,187,106
		40,446,205
Trading companies and distributors - 0.0%
W.W. Grainger, Inc.	100	25,165
		230,470,887
Information technology - 22.5%
Communications equipment - 0.0%
QUALCOMM, Inc.	4,677	349,699
Electronic equipment, instruments and components - 0.0%
Trimble Navigation, Ltd. (I)	10,400	317,200
Internet software and services - 14.0%
Akamai Technologies, Inc. (I)	109,100	6,524,180
Alibaba Group Holding, Ltd., ADR (I)	172,461	15,323,160
Baidu, Inc., ADR (I)	190,700	41,616,461
Facebook, Inc., Class A (I)	566,508	44,776,792
Google, Inc., Class A (I)	83,466	49,112,229
Google, Inc., Class C (I)	87,066	50,268,426
LinkedIn Corp., Class A (I)	59,300	12,321,947
NAVER Corp.	5,925	4,525,969
Tencent Holdings, Ltd.	1,089,800	16,189,718
Twitter, Inc. (I)	78,200	4,033,556
		244,692,438
IT services - 5.3%
Cognizant Technology
Solutions Corp., Class A (I)	101,000	4,521,770
Fiserv, Inc. (I)	159,900	10,335,137
FleetCor Technologies, Inc. (I)	2,300	326,876
MasterCard, Inc., Class A	550,100	40,663,392
Visa, Inc., Class A	174,800	37,297,076
		93,144,251
Software - 2.0%
Autodesk, Inc. (I)	13,600	749,360
Electronic Arts, Inc. (I)	67,100	2,389,431
Intuit, Inc.	1,900	166,535
Microsoft Corp.	5,300	245,708
Red Hat, Inc. (I)	155,887	8,753,055
Salesforce.com, Inc. (I)	334,700	19,255,291
VMware, Inc., Class A (I)(L)	35,100	3,293,784
		34,853,164
Technology hardware, storage and peripherals - 1.2%
Apple, Inc.	210,800	21,238,100
		394,594,852
Materials - 3.6%
Chemicals - 3.6%
Ecolab, Inc.	209,000	23,999,470

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Praxair, Inc.	76,300	$9,842,700
The Sherwin-Williams Company	136,500	29,892,135
		63,734,305
		63,734,305
Telecommunication services - 0.4%
Wireless telecommunication services - 0.4%
SoftBank Corp.	97,900	6,838,203
TOTAL COMMON STOCKS (Cost $1,058,163,166)		$1,748,274,096

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	1,321,311	13,222,495
TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,222,420)		$13,222,495

SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
T. Rowe Price Prime Reserve Investment
Fund, 0.0487% (Y)	4,245,617	4,245,617
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	450,000	450,000
		4,695,617
TOTAL SHORT-TERM INVESTMENTS (Cost $4,695,617)		$4,695,617
Total Investments (Blue Chip Growth Trust)
(Cost $1,076,081,203) - 100.6%		$1,766,192,208
Other assets and liabilities, net - (0.6%)		(9,918,819)
TOTAL NET ASSETS - 100.0%		$1,756,273,389

Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 58.8%
U.S. government - 25.1%
U.S. Treasury Bonds
3.125%, 11/15/2041 to 02/15/2042	$206,585,000	$204,857,130
3.375%, 05/15/2044	265,525,000	274,154,563
U.S. Treasury Notes
0.625%, 04/30/2018	83,000,000	80,821,250
0.875%, 06/15/2017 to 07/15/2017	491,640,000	490,350,780
1.000%, 06/30/2019	276,459,000	266,955,722
1.250%, 10/31/2018 to 11/30/2018	487,610,100	481,355,052
1.625%, 04/30/2019	11,525,000	11,484,478
2.375%, 08/15/2024	639,712,000	632,515,240
2.625%, 04/30/2018	93,000,000	97,097,766
		2,539,591,981
U.S. government agency - 33.7%
Federal Farm Credit Bank
0.780%, 04/03/2017	8,745,000	8,718,564
1.740%, 03/11/2020	59,240,000	57,829,970
2.350%, 03/14/2022	23,355,000	22,752,301
2.500%, 06/20/2022	15,995,000	15,553,250
2.920%, 12/13/2027	4,767,000	4,457,565
Federal Home Loan Bank
0.750%, 11/28/2016	46,685,000	46,596,579
1.000%, 04/28/2017	35,445,000	35,403,139
2.900%, 09/05/2025	7,304,762	7,004,894
3.170%, 10/04/2027	7,470,000	7,126,776
3.250%, 06/21/2027	10,045,455	9,832,722
Federal Home Loan Mortgage Corp.
0.750%, 10/28/2016	51,685,000	51,585,300
0.800%, 12/30/2016	58,085,000	58,019,074
1.150%, 07/28/2017	74,630,000	74,570,669
1.250%, 08/21/2017 to 03/13/2018	172,671,000	171,871,358
1.750%, 05/30/2019	39,956,000	39,843,644
2.377%, 04/01/2042 (P)	27,800,147	28,439,412
2.559%, 06/01/2044 (P)	19,368,518	19,836,229
2.601%, 06/01/2035 to 06/01/2044 (P)	19,432,533	20,144,190
2.621%, 01/01/2044 (P)	1,813,638	1,862,679
2.632%, 11/01/2041 (P)	323,197	336,261
2.697%, 05/01/2044 (P)	21,761,837	22,381,266
3.000%, 02/01/2043 to 03/01/2043	58,243,760	57,854,468
3.032%, 03/01/2044 (P)	22,249,126	22,979,253
3.467%, 09/01/2039 (P)	1,524,070	1,633,612
3.500%, 02/01/2026 to 05/01/2042	39,299,289	41,344,606
4.000%, 09/01/2041 to 11/01/2043	72,055,394	76,061,886
4.336%, 09/01/2039 (P)	600,544	641,583
4.500%, 08/01/2040 to 10/01/2041	77,720,573	84,051,837
5.000%, 09/01/2040 to 04/01/2041	40,654,687	44,850,765
5.500%, 07/01/2037 to 10/01/2039	16,718,277	18,614,018
6.000%, 11/01/2037	8,061,302	9,088,550
6.500%, 12/01/2036 to 09/01/2039	17,231,480	19,336,478
Federal National Mortgage Association
1.500%, 05/25/2018	36,840,000	36,679,304
1.600%, 01/30/2020	75,835,000	73,438,766
1.906%, 08/01/2042 (P)	869,070	892,343
2.275%, 10/01/2035 (P)	50,234,336	53,363,684
2.360%, 12/14/2022	50,000,000	47,895,650
2.403%, 04/01/2042 (P)	12,945,865	13,442,417
2.487%, 02/01/2042 (P)	9,452,247	9,826,717
2.500%, 03/27/2023	44,807,000	43,734,365
2.908%, 01/01/2044 (P)	13,054,998	13,461,688
2.910%, 03/01/2044 (P)	20,006,548	20,620,469
2.954%, 02/01/2042 (P)	5,623,002	5,860,124
3.000%, 07/01/2027 to 04/01/2043	167,584,787	164,781,362
3.250%, 07/26/2032	4,242,000	3,918,111
3.400%, 09/27/2032	21,313,000	20,155,789
3.500%, 02/01/2026 to 10/01/2043	332,650,477	343,333,456
3.911%, 02/01/2040 (P)	179,532	191,482
4.000%, 12/01/2024 to 06/01/2044	443,593,806	470,524,787
4.485%, 09/01/2039 (P)	2,564,653	2,748,074
4.500%, 01/01/2027 to 02/01/2042	383,145,468	414,525,317
5.000%, 02/01/2033 to 12/01/2041	359,715,519	398,250,741
5.500%, 02/01/2035 to 03/01/2041	74,212,000	82,910,612
6.000%, 04/01/2035 to 06/01/2040	13,348,035	15,067,218
6.500%, 07/01/2036 to 10/01/2039	54,689,350	61,686,495
Government National Mortgage Association
3.500%, 11/20/2039 (P)	4,684,362	4,850,762
4.000%, 10/15/2039 to 11/15/2041	23,726,864	25,266,347
5.000%, 08/15/2039	264,702	295,111
		3,408,344,089
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $5,893,617,517)		$5,947,936,070

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 33.5%
Consumer discretionary - 3.0%
21st Century Fox America, Inc.
6.150%, 03/01/2037	$3,689,000	$4,388,320
6.400%, 12/15/2035	4,091,000	5,072,026
Bed Bath & Beyond, Inc.
3.749%, 08/01/2024 (L)	6,785,000	6,729,424
5.165%, 08/01/2044	6,785,000	6,643,594
BorgWarner, Inc.
4.625%, 09/15/2020	10,971,000	11,774,044
Brinker International, Inc.
2.600%, 05/15/2018	9,248,000	9,244,606
Delphi Corp.
5.000%, 02/15/2023	29,800,000	31,886,000
DIRECTV Holdings LLC
5.875%, 10/01/2019	26,893,000	30,826,424
Ford Motor Company
4.750%, 01/15/2043	5,220,000	5,224,364
Ford Motor Credit Company LLC
5.875%, 08/02/2021	51,054,000	58,715,214
8.000%, 12/15/2016	13,215,000	15,030,490
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	12,488,000	13,748,426
Myriad International Holdings BV
6.000%, 07/18/2020 (S)	6,800,000	7,378,000
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)	14,118,000	14,260,973
QVC, Inc.
4.375%, 03/15/2023	12,808,000	12,781,603
5.125%, 07/02/2022	8,888,000	9,339,804
5.450%, 08/15/2034 (S)	11,570,000	11,364,042
Seminole Indian Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	115,000	123,625
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	24,340,000	25,374,450
Time Warner Cable, Inc.
8.250%, 04/01/2019	14,849,000	18,448,130
		298,353,559
Consumer staples - 1.4%
Beam, Inc.
1.750%, 06/15/2018	24,688,000	24,271,464
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	26,541,000	32,967,319
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	14,322,000	16,314,047
Safeway, Inc.
4.750%, 12/01/2021	3,585,000	3,616,376
5.000%, 08/15/2019	23,846,000	23,902,777
The Kroger Company
6.400%, 08/15/2017	13,196,000	14,917,431
Tyson Foods, Inc.
3.950%, 08/15/2024	10,145,000	10,165,665
Wm Wrigley Jr. Company
1.400%, 10/21/2016 (S)	10,487,000	10,538,523
		136,693,602
Energy - 3.6%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	14,424,000	18,144,916
Boardwalk Pipelines LP
5.500%, 02/01/2017	5,754,000	6,189,722
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	10,735,000	12,185,492
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	15,885,000	14,765,632
Continental Resources, Inc.
5.000%, 09/15/2022	21,202,000	22,368,110
DCP Midstream LLC
9.750%, 03/15/2019 (S)	14,682,000	18,803,869
DCP Midstream Operating LP
2.500%, 12/01/2017	11,518,000	11,753,439
3.875%, 03/15/2023	6,149,000	6,158,064
Energy Transfer Partners LP
5.200%, 02/01/2022	7,337,000	7,868,382
9.700%, 03/15/2019	10,257,000	13,127,688
Enterprise Products Operating LLC
6.500%, 01/31/2019	31,458,000	36,859,999
6.650%, 04/15/2018 (P)	6,789,000	7,877,419
Enterprise Products Operating LLC (8.375% to
08/01/2016, then 3 month LIBOR + 3.708%)
08/01/2066	16,179,000	17,796,900
Kerr-McGee Corp.
6.950%, 07/01/2024	12,006,000	15,112,228
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	4,354,000	5,464,222
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	18,450,000	17,273,813
Northwest Pipeline LLC
6.050%, 06/15/2018	22,955,000	25,988,205
ONEOK Partners LP
3.200%, 09/15/2018	9,345,000	9,687,195
Petrobras International Finance Company
5.375%, 01/27/2021	9,575,000	9,669,793
Petroleos Mexicanos
4.875%, 01/24/2022	6,426,000	6,827,625
Plains All American Pipeline LP
3.600%, 11/01/2024	10,120,000	9,935,077
Plains Exploration & Production Company
6.750%, 02/01/2022	17,856,000	19,775,520
6.875%, 02/15/2023	3,997,000	4,536,595
Rowan Companies, Inc.
4.875%, 06/01/2022	14,091,000	14,641,972
Suncor Energy, Inc.
6.100%, 06/01/2018	9,706,000	11,095,327
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month LIBOR + 2.210%)
05/15/2067	22,032,000	22,748,040
		366,655,244
Financials - 17.3%
American International Group, Inc.
4.125%, 02/15/2024	9,721,000	10,100,498
American International Group, Inc. (8.175% to
05/15/2038, then 3 month LIBOR + 4.195%)
05/15/2058	1,622,000	2,185,645
American Tower Corp.
3.400%, 02/15/2019	11,952,000	12,213,438
4.700%, 03/15/2022	11,794,000	12,348,861
Aquarius + Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024	6,740,000	7,053,949
ARC Properties Operating Partnership LP
2.000%, 02/06/2017 (S)	22,465,000	22,453,970
4.600%, 02/06/2024 (S)	24,261,000	24,704,564
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)	17,435,000	17,622,182
AXA SA
8.600%, 12/15/2030	1,926,000	2,590,470

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	$7,219,000	$7,760,425
Bank of America Corp.
3.300%, 01/11/2023	10,727,000	10,464,972
4.200%, 08/26/2024	10,125,000	10,024,266
5.000%, 05/13/2021	19,275,000	21,171,332
6.875%, 04/25/2018	21,275,000	24,542,542
Barclays Bank PLC
6.050%, 12/04/2017 (S)	24,030,000	26,712,974
10.179%, 06/12/2021 (S)	16,910,000	22,994,590
BioMed Realty LP
2.625%, 05/01/2019	11,400,000	11,327,804
6.125%, 04/15/2020	3,430,000	3,932,101
BNP Paribas SA
2.375%, 09/14/2017	30,106,000	30,643,091
Boston Properties LP
3.700%, 11/15/2018	8,519,000	9,017,566
BPCE SA
1.625%, 02/10/2017	25,551,000	25,656,117
4.500%, 03/15/2025 (S)	17,205,000	16,709,737
5.700%, 10/22/2023 (S)	22,089,000	23,496,290
Capital One Bank USA NA
1.300%, 06/05/2017	10,235,000	10,181,225
Capital One Financial Corp.
4.750%, 07/15/2021	11,834,000	12,865,605
Citigroup, Inc.
3.750%, 06/16/2024	13,550,000	13,501,220
3.875%, 10/25/2023	10,284,000	10,406,123
4.500%, 01/14/2022	18,598,000	19,944,997
6.125%, 08/25/2036	12,355,000	14,165,823
CNA Financial Corp.
7.250%, 11/15/2023	15,148,000	18,662,942
Credit Agricole SA (8.125% to 09/19/2018,
then 5 Year U.S. Swap Rate + 6.283%)
09/19/2033 (S)	9,235,000	10,248,772
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	25,540,000	28,156,496
6.113%, 01/15/2020 (S)	19,160,000	22,166,606
Discover Bank
7.000%, 04/15/2020	5,561,000	6,580,520
8.700%, 11/18/2019	16,725,000	20,885,043
Discover Financial Services
5.200%, 04/27/2022	14,946,000	16,367,843
Doric Nimrod Air Alpha 2013-1
Pass Through Trust
5.250%, 05/30/2023 (S)	13,043,705	13,728,500
6.125%, 11/30/2019 (S)	9,454,509	10,021,780
Doric Nimrod Air Finance Alpha, Ltd. 2012-1
Class A Pass Through
5.125%, 11/30/2022 (S)	7,462,463	7,913,054
Fifth Street Finance Corp.
4.875%, 03/01/2019	12,820,000	13,257,034
Fifth Third Bank
2.375%, 04/25/2019	28,465,000	28,510,914
FS Investment Corp.
4.000%, 07/15/2019	16,045,000	16,032,501
General Electric Capital Corp.
0.714%, 08/15/2036 (P)	9,945,000	8,655,641
4.375%, 09/16/2020	7,815,000	8,545,499
5.550%, 05/04/2020	26,236,000	30,025,528
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	17,445,000	20,324,472
HBOS PLC
6.000%, 11/01/2033 (S)	6,605,000	7,331,550
6.750%, 05/21/2018 (S)	30,909,000	34,968,464
HCP, Inc.
5.375%, 02/01/2021	9,618,000	10,734,621
5.625%, 05/01/2017	14,955,000	16,453,715
Health Care REIT, Inc.
4.125%, 04/01/2019	10,884,000	11,597,533
4.950%, 01/15/2021	5,433,000	5,978,430
Highwoods Realty LP
5.850%, 03/15/2017	22,525,000	24,729,499
Host Hotels & Resorts LP
5.875%, 06/15/2019	12,452,000	13,193,268
HSBC Holdings PLC
6.375%, 09/17/2024 (P)(Q)	7,190,000	7,181,013
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	11,770,000	12,427,825
5.750%, 11/16/2020 (S)	9,790,000	10,844,031
ING Bank NV
5.800%, 09/25/2023 (S)	18,105,000	19,948,017
Jefferies Group LLC
6.875%, 04/15/2021	14,823,000	17,273,168
8.500%, 07/15/2019	8,103,000	10,012,148
JPMorgan Chase & Company
4.250%, 10/15/2020	21,732,000	23,167,703
4.625%, 05/10/2021	35,540,000	38,645,805
JPMorgan Chase & Company (6.750% to
02/01/2024, then 3 month LIBOR + 3.780%)
02/01/2024 (Q)	23,315,000	24,585,668
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	14,557,000	15,801,624
Leucadia National Corp.
5.500%, 10/18/2023	19,111,000	19,976,728
Lincoln National Corp. (6.050% to 04/20/17,
then 3 month LIBOR + 2.040%)
04/20/2067	11,321,000	11,575,723
Manufacturers & Traders Trust Company
(5.585% to 12/28/2015, then 1 month
LIBOR + 1.215%)
12/28/2020	6,808,000	7,113,788
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	23,290,000	24,163,375
MetLife, Inc.
6.400%, 12/15/2036	9,264,000	10,329,360
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	12,665,000	13,174,323
Morgan Stanley
4.100%, 05/22/2023	24,856,000	24,793,810
4.350%, 09/08/2026	3,500,000	3,441,004
5.500%, 01/26/2020	19,082,000	21,400,654
5.550%, 04/27/2017	11,310,000	12,383,624
7.300%, 05/13/2019	29,612,000	35,326,938
MUFG Union Bank NA
2.625%, 09/26/2018	26,176,000	26,616,045
Nippon Life Insurance Company (5.000% to
10/18/2022, then 3 month LIBOR + 4.240%)
10/18/2042 (S)	9,535,000	9,952,156
Nordea Bank AB
1.625%, 05/15/2018 (S)	12,600,000	12,464,991

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025 (S)	$10,060,000	$9,890,791
4.950%, 04/01/2024 (S)	10,050,000	10,225,875
Oversea-Chinese Banking Corp., Ltd. (4.000%
to 10/15/2019, then 5 year U.S. Swap
Rate + 2.203%)
10/15/2024 (S)	5,835,000	5,895,147
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	8,935,000	10,177,278
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month LIBOR + 3.040%)
03/15/2044	3,081,000	3,102,182
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month LIBOR + 4.175%)
09/15/2042	19,223,000	20,376,380
Qwest Corp.
6.750%, 12/01/2021	27,024,000	30,986,502
Rabobank Nederland NV
3.875%, 02/08/2022	33,193,000	34,972,941
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	14,722,000	19,469,845
Royal Bank of Scotland Group PLC
6.400%, 10/21/2019	21,405,000	24,908,099
Santander Holdings USA, Inc.
3.450%, 08/27/2018	11,389,000	11,876,392
Stifel Financial Corp.
4.250%, 07/18/2024	11,735,000	11,805,304
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	19,380,000	19,589,556
SunTrust Bank
7.250%, 03/15/2018	10,645,000	12,301,256
SunTrust Banks, Inc.
3.500%, 01/20/2017	12,871,000	13,500,340
Swedbank AB
2.125%, 09/29/2017 (S)	18,855,000	19,042,909
Synchrony Financial
4.250%, 08/15/2024	13,590,000	13,595,640
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	18,077,000	23,288,671
The Bear Stearns Companies LLC
7.250%, 02/01/2018	325,000	378,130
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	45,492,000	50,443,031
5.750%, 01/24/2022	6,688,000	7,611,700
6.250%, 09/01/2017	23,472,000	26,338,424
The Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	14,444,000	15,773,946
The PNC Financial Services Group, Inc.
4.454%, 11/17/2014 (L)(P)(Q)	7,257,000	7,257,000
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	8,534,000	8,085,965
Unum Group
5.625%, 09/15/2020	4,846,000	5,515,741
USB Realty Corp.
1.381%, 01/15/2017 (P)(Q)(S)	665,000	614,294
Ventas Realty LP
3.750%, 05/01/2024	6,045,000	5,947,216
4.750%, 06/01/2021	16,415,000	17,875,049
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month LIBOR + 3.110%)
06/15/2024 (Q)	18,720,000	19,071,000
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)	24,249,000	26,535,681
Wells Fargo Bank NA
5.850%, 02/01/2037	9,200,000	11,302,264
		1,752,216,672
Health care - 1.5%
Aetna, Inc.
1.500%, 11/15/2017	28,445,000	28,331,980
Express Scripts Holding Company
2.650%, 02/15/2017	14,186,000	14,588,514
Medco Health Solutions, Inc.
7.125%, 03/15/2018	17,544,000	20,429,128
Mylan, Inc.
1.350%, 11/29/2016	21,081,000	21,076,721
7.875%, 07/15/2020 (S)	16,151,000	17,523,350
Quest Diagnostics, Inc.
2.700%, 04/01/2019	18,530,000	18,626,282
4.250%, 04/01/2024	10,640,000	10,816,113
WellPoint, Inc.
7.000%, 02/15/2019	18,346,000	21,862,396
		153,254,484
Industrials - 2.8%
Air Lease Corp.
3.375%, 01/15/2019 (L)	12,795,000	12,954,938
3.875%, 04/01/2021	6,320,000	6,383,200
4.750%, 03/01/2020	6,332,000	6,711,920
5.625%, 04/01/2017	5,079,000	5,478,971
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	1,856,012	2,115,854
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023	11,384,257	12,209,615
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	25,935,057	27,361,485
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)	8,967,308	9,550,184
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	5,105,656	5,418,123
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	1,953,029	2,070,211
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	3,965,926	4,397,419
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	13,380,323	14,852,159
Continental Airlines 2012-2 Class B Pass
Through Trust
5.500%, 10/29/2020	1,192,681	1,258,279
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	17,617,553	20,524,449

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	$2,369,883	$2,627,015
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	7,031,545	7,681,962
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	8,416,000	8,984,080
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	6,624,000	7,452,000
L-3 Communications Corp.
3.950%, 05/28/2024	11,380,000	11,294,582
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	60,364	69,189
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	13,420,000	14,372,820
7.500%, 09/14/2015 (Q)(S)	5,620,000	5,676,200
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	11,979,000	12,259,560
Ryder System, Inc.
3.500%, 06/01/2017	16,089,000	16,891,085
Textron, Inc.
5.600%, 12/01/2017	7,673,000	8,520,813
7.250%, 10/01/2019	6,530,000	7,795,024
Trinity Industries, Inc.
4.550%, 10/01/2024	12,700,000	12,695,540
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	6,470,740	7,311,937
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 09/03/2026	15,810,000	16,007,625
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	6,639,882	7,436,668
		278,362,907
Information technology - 0.3%
Xerox Corp.
5.625%, 12/15/2019	14,428,000	16,308,228
6.750%, 02/01/2017	9,338,000	10,451,314
		26,759,542
Materials - 1.0%
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	16,796,000	18,433,610
CF Industries, Inc.
7.125%, 05/01/2020	7,216,000	8,707,251
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	6,050,000	5,777,750
Glencore Finance Canada, Ltd.
3.600%, 01/15/2017 (S)	20,219,000	21,024,060
4.250%, 10/25/2022 (S)	8,837,000	8,858,244
Glencore Funding LLC
4.125%, 05/30/2023 (S)	15,287,000	15,133,595
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,309,000	10,468,901
Methanex Corp.
5.250%, 03/01/2022	10,058,000	11,057,272
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	6,335,000	6,287,488
		105,748,171
Telecommunication services - 1.2%
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)	14,377,000	14,178,626
SBA Tower Trust
2.933%, 12/15/2017 (S)	15,375,000	15,592,864
3.598%, 04/15/2018 (S)	10,500,000	10,498,467
5.101%, 04/17/2017 (S)	12,221,000	12,930,001
Telecom Italia Capital SA
6.999%, 06/04/2018	7,525,000	8,465,625
7.200%, 07/18/2036	8,219,000	8,794,330
Telefonica Emisiones SAU
6.421%, 06/20/2016	18,661,000	20,279,506
Verizon Communications, Inc.
3.450%, 03/15/2021	13,065,000	13,261,837
5.012%, 08/21/2054 (S)	9,736,000	9,782,217
6.550%, 09/15/2043	9,705,000	12,125,349
		125,908,822
Utilities - 1.4%
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	1,241,000	1,315,505
Commonwealth Edison Company
2.150%, 01/15/2019	9,743,000	9,787,876
Connecticut Light & Power Company
4.300%, 04/15/2044	7,820,000	7,999,477
Constellation Energy Group, Inc.
5.150%, 12/01/2020	11,124,000	12,319,263
Electricite de France SA (5.250% to
01/29/2023, then 10 Year U.S. Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	19,005,000	19,313,831
Entergy Texas, Inc.
7.125%, 02/01/2019	20,348,000	24,300,599
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	19,032,000	19,408,834
NextEra Energy Capital Holdings, Inc.
2.400%, 09/15/2019	9,565,000	9,506,118
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	5,187,000	5,316,675
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	5,788,000	6,360,427
PNPP II Funding Corp.
9.120%, 05/30/2016	316,000	325,409
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	8,100,000	8,901,900
W3A Funding Corp.
8.090%, 01/02/2017	66,205	66,205
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	16,769,000	17,355,915
		142,278,034
TOTAL CORPORATE BONDS (Cost $3,364,506,290)		$3,386,231,037

CAPITAL PREFERRED SECURITIES - 0.7%
Financials - 0.7%
Allfirst Preferred Capital Trust
1.734%, 07/15/2029 (P)	55,000	50,050

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month LIBOR + 3.960%)
12/15/2037 (S)	$3,265,000	$4,179,200
MetLife Capital Trust X
9.250%, 04/08/2038 (S)	7,470,000	10,775,475
State Street Capital Trust IV
1.234%, 06/15/2037 (P)	20,483,000	17,461,758
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	4,626,000	5,111,730
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	26,670,000	28,536,900
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month LIBOR + 2.285%)
6.500%, 05/09/2037 (S)	7,350,000	7,901,250
		74,016,363
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $69,587,157)		$74,016,363

TERM LOANS (M) - 0.1%
Energy - 0.1%
Paragon Offshore Finance Company
3.750%, 07/18/2021	5,930,000	5,589,025
TOTAL TERM LOANS (Cost $5,900,505)		$5,589,025

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.1%
Commercial and residential - 0.0%
Commercial Mortgage Pass Through
Certificates, Series 2013-CR13, Class C
4.915%, 12/10/2023 (P)	10,000	10,348
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class AM
5.591%, 04/15/2047 (P)	200,000	217,334
U.S. government agency - 2.1%
Federal Home Loan Mortgage Corp.
Series 288, Class IO, 3.000%, 10/15/2027	1,483,745	178,209
Series 290, Class IO, 3.500%, 11/15/2032	1,691,346	327,466
Series 3609, Class LI IO,
4.500%, 12/15/2024	9,986,072	689,030
Series 3699, Class MI IO,
4.500%, 01/15/2038	17,925,818	1,471,075
Series 3714, Class KI IO,
4.500%, 11/15/2039	12,288,218	1,920,548
Series 3738, Class IC IO,
4.000%, 08/15/2029	5,711,636	568,948
Series 3738, Class MI IO,
4.000%, 09/15/2034	10,540,194	335,159
Series 3747, Class HI IO,
4.500%, 07/15/2037	47,045,195	5,010,280
Series 3794, Class PI IO,
4.500%, 02/15/2038	12,872,581	1,437,235
Series 3830, Class NI IO,
4.500%, 01/15/2036	1,065,543	105,979
Series 3833, Class LI IO,
1.811%, 10/15/2040	67,881,286	5,219,066
Series 3927, Class IP IO,
4.500%, 06/15/2040	13,722,975	2,054,800
Series 3934, Class PI IO,
4.500%, 07/15/2041	20,440,822	3,597,180
Series 3943, Class DI IO,
4.000%, 11/15/2039	33,386,912	4,526,588
Series 3972, Class PL IO,
3.500%, 11/15/2031	9,637,717	1,395,265
Series 4030, Class BI IO,
5.000%, 01/15/2042	16,832,351	3,646,273
Series 4077, Class IK IO,
5.000%, 07/15/2042	23,227,146	5,185,300
Series 4136, Class IH IO,
3.500%, 09/15/2027	1,245,957	165,650
Series K017, Class X1 IO,
1.585%, 12/25/2021	106,110,018	8,642,237
Series K018, Class X1 IO,
1.592%, 01/25/2022	117,192,797	9,608,637
Series K021, Class X1 IO,
1.641%, 06/25/2022	24,113,149	2,209,440
Series K022, Class X1 IO,
1.426%, 07/25/2022	231,919,497	18,446,181
Series K026, Class X1 IO,
1.174%, 11/25/2022	173,543,625	11,739,879
Series K038, Class X1 IO,
1.203%, 03/25/2024	249,268,453	22,088,176
Series K707, Class X1 IO,
1.687%, 12/25/2018	122,707,504	6,937,146
Series K709, Class X1 IO,
1.670%, 03/25/2019	96,802,195	5,699,036
Series K710, Class X1 IO,
1.910%, 05/25/2019	74,047,754	5,161,425
Series K711, Class X1 IO,
1.830%, 07/25/2019	66,639,264	4,532,336
Federal National Mortgage Association
Series 2010-13, Class KI IO,
5.000%, 12/25/2018	4,394,959	296,120
Series 2010-45, Class AI IO,
5.000%, 02/25/2021	9,346,116	713,994
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	4,851,481	834,672
Series 2010-14, Class IA IO,
4.000%, 08/25/2027	1,053,094	13,048
Series 2010-68, Class CI IO,
5.000%, 11/25/2038	16,142,312	2,533,578
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	3,873,846	303,657
Series 2011-73, Class PI IO,
4.500%, 05/25/2041	10,216,716	1,599,024
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	40,674,149	8,897,653
Series 2012-118, Class IC IO,
3.500%, 11/25/2042	39,662,469	7,976,368
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	1,009,121	184,204
Series 2012-21, Class IQ IO,
4.500%, 09/25/2041	34,691,655	6,992,755
Series 2012-61, Class KI IO,
4.000%, 12/25/2041	25,429,854	4,976,274
Series 366, Class 24 IO,
5.000%, 10/25/2035	4,384,640	355,037
Series 402, Class 3 IO, 4.000%, 11/25/2039	4,493,959	917,120
Series 402, Class 4 IO, 4.000%, 10/25/2039	6,109,218	1,195,888
Series 402, Class 7 IO, 4.500%, 11/25/2039	8,431,157	1,750,752
Series 402, Class 8 IO, 4.500%, 11/25/2039	8,329,231	1,623,676

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. government agency (continued)
Federal National Mortgage
Association (continued)
Series 407, Class 15 IO,
5.000%, 01/25/2040	$13,916,800	$2,774,089
Series 407, Class 21 IO,
5.000%, 01/25/2039	6,744,354	1,085,160
Series 407, Class 7 IO, 5.000%, 03/25/2041	11,794,754	2,685,143
Series 407, Class 8 IO, 5.000%, 03/25/2041	5,605,837	1,240,013
Series 407, Class C6 IO,
5.500%, 01/25/2040	24,606,907	5,674,709
Government National Mortgage Association
Series 2009-40, Class BI IO,
4.500%, 09/20/2036	16,652,132	1,183,257
Series 2009-123, Class DI, IO,
4.500%, 07/20/2037	5,018,461	391,818
Series 2012-114, Class IO,
1.031%, 01/16/2053	56,036,250	4,822,424
Series 2013-42, Class IO,
3.500%, 03/20/2043	27,577,664	4,074,192
Series 2013-6, Class AI IO,
3.500%, 08/20/2039	61,261,928	10,428,263
		208,421,432
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $213,477,661)		$208,649,114

ASSET BACKED SECURITIES - 3.0%
Ally Auto Receivables Trust, Series 2014-2,
Class A4 1.840%, 01/15/2020	26,890,000	26,888,118
Ally Master Owner Trust, Series 2012-4,
Class A 1.720%, 07/15/2019	8,340,000	8,366,304
American Express Credit Account
Master Trust, Series 2014-1, Class A4
1.490%, 04/15/2020	27,340,000	27,339,798
CarMax Auto Owner Trust, Series 2014-3,
Class A3 1.160%, 06/17/2019	24,080,000	24,030,732
Chase Issuance Trust, Series 2014-A6, Class A
1.260%, 07/15/2019	20,244,000	20,170,251
Chrysler Capital Auto Receivables Trust,
Series 2014-BA, Class A4
1.760%, 12/16/2019 (S)	6,855,000	6,853,134
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	13,430,000	15,034,173
Series 2014-A8, Class A8,
1.730%, 04/09/2020	34,175,000	34,171,302
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A, 1.490%, 09/15/2019	16,210,000	16,133,700
Series 2014-4, Class A1,
1.400%, 08/15/2019	35,155,000	34,975,006
GE Equipment Midticket LLC, Series 2014-1,
Class A4 1.590%, 08/22/2023	7,685,000	7,672,988
Honda Auto Receivables Owner Trust,
Series 2014-3, Class A4
1.310%, 10/15/2020	19,220,000	19,071,180
John Deere Owner Trust, Series 2014-B,
Class A4 1.500%, 06/15/2021	20,515,000	20,432,776
MVW Owner Trust, Series 2014-1A, Class A
2.250%, 09/20/2031 (S)	5,545,000	5,543,428
Porsche Innovative Lease Owner Trust,
Series 2014-1, Class A4
1.260%, 09/21/2020 (S)	16,045,000	16,044,448
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	16,400,000	16,332,530
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4 1.370%, 01/15/2020	6,445,000	6,438,574
TOTAL ASSET BACKED SECURITIES (Cost $306,332,835)		$305,498,442

PREFERRED SECURITIES - 0.1%
Financials - 0.1%
The PNC Financial Services Group, Inc.
(6.125% to 05/01/2022, then 3 month
LIBOR + 4.067%)
	391,400	10,689,134
TOTAL PREFERRED SECURITIES (Cost $9,785,000)		$10,689,134

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	3,580,433	35,829,752
TOTAL SECURITIES LENDING
COLLATERAL (Cost $35,829,553)		$35,829,752

SHORT-TERM INVESTMENTS - 1.0%
Repurchase agreement - 1.0%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2014 at 0.000% to be
repurchased at $80,986,000 on 10/01/2014,
collateralized by $75,046,000 Treasury
Inflation Index Bonds, 1.375% due
02/15/2044 (valued at $82,605,792,
including interest)	80,986,000	80,986,000
Repurchase Agreement with State Street Corp.
dated 09/30/2014 at 0.000% to be
repurchased at $23,541,000 on 10/01/2014,
collateralized by $16,915,000 U.S. Treasury
Notes, 1.250% - 1.500% due 10/31/2018 to
01/31/2019 (valued at $16,805,594,
including interest), and $7,145,000 Federal
Home Loan Mortgage Corporation, 1.680%
due 11/19/2018 (valued at $7,207,519,
including interest)	23,541,000	23,541,000
		104,527,000
TOTAL SHORT-TERM INVESTMENTS (Cost $104,527,000)		$104,527,000
Total Investments (Bond Trust) (Cost $10,003,563,518) - 99.6%		$10,078,965,937
Other assets and liabilities, net - 0.4%		42,162,842
TOTAL NET ASSETS - 100.0%		$10,121,128,779

Bond PS Series

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 57.5%
U.S. government - 25.7%
U.S. Treasury Bonds
3.125%, 11/15/2041 to 02/15/2042	$3,360,000	$3,332,005
3.375%, 05/15/2044	4,580,000	4,728,850

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. government (continued)
U.S. Treasury Notes
0.625%, 04/30/2018	$1,400,000	$1,363,250
0.875%, 06/15/2017 to 07/15/2017	11,100,000	11,072,306
1.000%, 06/30/2019	4,871,000	4,703,559
1.250%, 10/31/2018 to 11/30/2018	8,604,900	8,494,495
1.625%, 04/30/2019	130,000	129,543
2.375%, 08/15/2024	10,410,000	10,292,888
2.625%, 04/30/2018	1,555,000	1,623,516
		45,740,412
U.S. government agency - 31.8%
Federal Farm Credit Banks
0.780%, 04/03/2017	265,000	264,199
1.740%, 03/11/2020	910,000	888,340
2.350%, 03/14/2022	410,000	399,420
2.500%, 06/20/2022	282,000	274,212
2.920%, 12/13/2027	84,000	78,547
Federal Home Loan Banks
0.750%, 11/28/2016	815,000	813,456
1.000%, 04/28/2017	555,000	554,345
2.900%, 09/05/2025	128,571	123,293
3.170%, 10/04/2027	130,000	124,027
3.250%, 06/21/2027	175,758	172,036
Federal Home Loan Mortgage Corp.
0.750%, 10/28/2016	815,000	813,428
0.800%, 12/30/2016	915,000	913,961
1.150%, 07/28/2017	1,300,000	1,298,967
1.250%, 08/21/2017 to 03/13/2018	2,629,000	2,618,551
1.750%, 05/30/2019	439,000	437,766
2.559%, 06/01/2044 (P)	319,985	327,712
2.601%, 06/01/2044 (P)	260,355	266,976
2.621%, 01/01/2044 (P)	1,077,993	1,107,142
2.632%, 11/01/2041 (P)	194,383	202,240
2.697%, 05/01/2044 (P)	344,898	354,715
3.000%, 03/01/2043	301,423	300,022
3.032%, 03/01/2044 (P)	313,487	323,774
3.500%, 02/01/2026 to 09/01/2043	3,487,336	3,582,646
4.000%, 11/01/2041 to 11/01/2043	1,335,796	1,409,085
4.500%, 10/01/2040 to 08/01/2041	2,525,141	2,740,700
5.000%, 04/01/2041	151,958	167,670
5.500%, 07/01/2037 to 10/01/2039	1,701,169	1,895,479
6.500%, 12/01/2036 to 09/01/2039	254,376	286,359
Federal National Mortgage Association
1.500%, 05/25/2018	425,000	423,146
1.600%, 01/30/2020	1,080,000	1,045,874
1.906%, 08/01/2042 (P)	516,560	530,393
2.487%, 02/01/2042 (P)	118,034	122,710
2.500%, 03/27/2023	703,000	686,171
2.908%, 01/01/2044 (P)	168,716	173,972
2.910%, 03/01/2044 (P)	282,775	291,452
2.954%, 02/01/2042 (P)	83,609	87,135
3.000%, 07/01/2027 to 04/01/2043	3,756,850	3,707,781
3.250%, 07/26/2032	75,000	69,274
3.400%, 09/27/2032	480,000	453,938
3.500%, 11/01/2025 to 04/01/2043	2,935,080	3,056,538
3.911%, 02/01/2040 (P)	106,711	113,813
4.000%, 02/01/2026 to 11/01/2043	7,732,673	8,191,386
4.500%, 09/01/2039 to 02/01/2042	4,572,403	4,949,060
5.000%, 04/01/2035 to 02/01/2042	7,388,261	8,176,979
5.500%, 02/01/2035 to 01/01/2039	576,965	645,502
6.000%, 01/01/2037 to 06/01/2040	689,979	778,846
6.500%, 10/01/2037 to 11/01/2037	163,011	183,814
Government National Mortgage Association
4.000%, 05/15/2041	159,422	169,409
		56,596,261
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $101,852,014)		$102,336,673

CORPORATE BONDS - 33.8%
Consumer discretionary - 2.6%
21st Century Fox America, Inc.
6.150%, 03/01/2037	66,000	78,512
6.400%, 12/15/2035	34,000	42,153
Bed Bath & Beyond, Inc.
3.749%, 08/01/2024	115,000	114,058
5.165%, 08/01/2044	115,000	112,603
BorgWarner, Inc.
4.625%, 09/15/2020	99,000	106,247
Brinker International, Inc.
2.600%, 05/15/2018	105,000	104,961
Delphi Corp.
5.000%, 02/15/2023	520,000	556,400
DIRECTV Holdings LLC
5.875%, 10/01/2019	382,000	437,872
Ford Motor Company
4.750%, 01/15/2043	90,000	90,075
Ford Motor Credit Company LLC
5.875%, 08/02/2021	905,000	1,040,805
8.000%, 12/15/2016	200,000	227,476
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	143,000	157,433
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)	252,000	254,552
QVC, Inc.
4.375%, 03/15/2023	97,000	96,800
5.125%, 07/02/2022	172,000	180,743
5.450%, 08/15/2034 (S)	205,000	201,351
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	565,000	589,013
Time Warner Cable, Inc.
8.250%, 04/01/2019	256,000	318,050
		4,709,104
Consumer staples - 1.3%
Beam, Inc.
1.750%, 06/15/2018	312,000	306,736
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	422,000	524,178
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	310,000	353,118
Safeway, Inc.
4.750%, 12/01/2021	40,000	40,350
5.000%, 08/15/2019	269,000	269,640
The Kroger Company
6.400%, 08/15/2017	409,000	462,354
Tyson Foods, Inc.
3.950%, 08/15/2024	175,000	175,356
Wm Wrigley Jr. Company
1.400%, 10/21/2016 (S)	133,000	133,653
		2,265,385
Energy - 3.8%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	251,000	315,750

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Boardwalk Pipelines LP
5.500%, 02/01/2017	$66,000	$70,998
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	150,000	170,268
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	280,000	260,269
Continental Resources, Inc.
5.000%, 09/15/2022	528,000	557,040
DCP Midstream LLC
9.750%, 03/15/2019 (S)	243,000	311,221
DCP Midstream Operating LP
2.500%, 12/01/2017	197,000	201,027
3.875%, 03/15/2023	71,000	71,105
Energy Transfer Partners LP
5.200%, 02/01/2022	153,000	164,081
9.700%, 03/15/2019	103,000	131,827
Enterprise Products Operating LLC
6.500%, 01/31/2019	557,000	652,649
6.650%, 04/15/2018	56,000	64,978
Enterprise Products Operating LLC (8.375% to
08/01/2016, then 3 month LIBOR + 3.708%)
08/01/2066	281,000	309,100
Kerr-McGee Corp.
6.950%, 07/01/2024	214,000	269,367
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	101,000	126,754
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	330,000	308,963
Northwest Pipeline LLC
6.050%, 06/15/2018	399,000	451,723
ONEOK Partners LP
3.200%, 09/15/2018	335,000	347,267
Petrobras International Finance Company
5.375%, 01/27/2021	150,000	151,485
Petroleos Mexicanos
4.875%, 01/24/2022	224,000	238,000
Plains All American Pipeline LP
3.600%, 11/01/2024	175,000	171,802
Plains Exploration & Production Company
6.750%, 02/01/2022	420,000	465,150
6.875%, 02/15/2023	79,000	89,665
Rowan Companies, Inc.
4.875%, 06/01/2022	187,000	194,312
Suncor Energy, Inc.
6.100%, 06/01/2018	299,000	341,799
TransCanada PipeLines, Ltd. (6.350% to
05/15/2017, then 3 month LIBOR + 2.210%)
05/15/2067	233,000	240,573
		6,677,173
Financials - 17.8%
American International Group, Inc.
4.125%, 02/15/2024	174,000	180,793
American International Group, Inc. (8.175% to
05/15/2038, then 3 month LIBOR + 4.195%)
05/15/2058	30,000	40,425
American Tower Corp.
3.400%, 02/15/2019	163,000	166,565
4.700%, 03/15/2022	201,000	210,456
ARC Properties Operating Partnership LP
2.000%, 02/06/2017 (S)	400,000	399,804
4.600%, 02/06/2024 (S)	424,000	431,752
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)	300,000	303,221
AXA SA
8.600%, 12/15/2030	94,000	126,430
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	131,000	140,825
Bank of America Corp.
3.300%, 01/11/2023	243,000	237,064
4.200%, 08/26/2024	175,000	173,259
5.000%, 05/13/2021	345,000	378,942
6.875%, 04/25/2018	371,000	427,980
Barclays Bank PLC
6.050%, 12/04/2017 (S)	420,000	466,893
10.179%, 06/12/2021 (S)	305,000	414,746
BioMed Realty LP
2.625%, 05/01/2019	260,000	258,353
6.125%, 04/15/2020	20,000	22,928
BNP Paribas SA
2.375%, 09/14/2017	535,000	544,544
Boston Properties LP
3.700%, 11/15/2018	70,000	74,097
BPCE SA
1.625%, 02/10/2017	454,000	455,868
4.500%, 03/15/2025 (S)	300,000	291,364
5.700%, 10/22/2023 (S)	356,000	378,681
Capital One Bank USA NA
1.300%, 06/05/2017	205,000	203,923
Capital One Financial Corp.
4.750%, 07/15/2021	210,000	228,306
Citigroup, Inc.
3.750%, 06/16/2024	245,000	244,118
3.875%, 10/25/2023	236,000	238,803
4.500%, 01/14/2022	332,000	356,046
6.125%, 08/25/2036	330,000	378,367
CNA Financial Corp.
7.250%, 11/15/2023	155,000	190,966
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	444,000	489,486
6.113%, 01/15/2020 (S)	217,000	251,052
Discover Bank
7.000%, 04/15/2020	140,000	165,667
8.700%, 11/18/2019	250,000	312,183
Discover Financial Services
5.200%, 04/27/2022	289,000	316,493
Doric Nimrod Air Alpha 2013-1
Pass Through Trust
5.250%, 05/30/2023 (S)	277,526	292,096
6.125%, 11/30/2019 (S)	185,656	196,795
Doric Nimrod Air Finance Alpha, Ltd. 2012-1
Class A Pass Through
5.125%, 11/30/2022 (S)	190,415	201,913
Fifth Third Bank
2.375%, 04/25/2019	665,000	666,073
FS Investment Corp.
4.000%, 07/15/2019	275,000	274,786
General Electric Capital Corp.
4.375%, 09/16/2020	165,000	180,423
5.550%, 05/04/2020	461,000	527,587
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	255,000	297,090
HBOS PLC
6.000%, 11/01/2033 (S)	125,000	138,750
6.750%, 05/21/2018 (S)	554,000	626,760

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HCP, Inc.
5.375%, 02/01/2021	$157,000	$175,227
5.625%, 05/01/2017	170,000	187,037
Health Care REIT, Inc.
4.125%, 04/01/2019	196,000	208,849
4.950%, 01/15/2021	42,000	46,216
Highwoods Realty LP
5.850%, 03/15/2017	325,000	356,807
Host Hotels & Resorts LP
5.875%, 06/15/2019	227,000	240,513
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	220,000	232,296
5.750%, 11/16/2020 (S)	100,000	110,766
ING Bank NV
5.800%, 09/25/2023 (S)	310,000	341,557
Jefferies Group LLC
6.875%, 04/15/2021	502,000	584,978
8.500%, 07/15/2019	287,000	354,620
JPMorgan Chase & Company
4.250%, 10/15/2020	653,000	696,140
4.625%, 05/10/2021	730,000	793,794
JPMorgan Chase & Company (6.750% to
02/01/2024, then 3 month LIBOR + 3.780%)
02/01/2024 (Q)	530,000	558,885
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	258,000	280,059
Leucadia National Corp.
5.500%, 10/18/2023	339,000	354,357
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month LIBOR + 2.040%)
04/20/2067	349,000	356,853
Manufacturers & Traders Trust Company
(5.585% to 12/28/2015, then 1 month
LIBOR + 1.215%)
12/28/2020	248,000	259,139
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	320,000	332,000
MetLife, Inc.
6.400%, 12/15/2036	181,000	201,815
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	285,000	296,461
Morgan Stanley
4.100%, 05/22/2023	474,000	472,814
4.350%, 09/08/2026	60,000	58,989
5.500%, 01/26/2020	358,000	401,501
5.550%, 04/27/2017	310,000	339,427
7.300%, 05/13/2019	518,000	617,971
MUFG Union Bank NA
2.625%, 09/26/2018	459,000	466,716
Nordea Bank AB
1.625%, 05/15/2018 (S)	360,000	356,143
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025 (S)	175,000	172,057
4.950%, 04/01/2024 (S)	225,000	228,938
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	158,000	179,968
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month LIBOR + 3.040%)
03/15/2044	34,000	34,234
Prudential Financial, Inc. (5.875% to
09/01/2022, then 3 month LIBOR + 4.175%)
09/15/2042	447,000	473,820
Qwest Corp.
6.750%, 12/01/2021	506,000	580,194
Rabobank Nederland NV
3.875%, 02/08/2022	577,000	607,941
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	445,000	588,513
Royal Bank of Scotland Group PLC
6.400%, 10/21/2019	384,000	446,845
Santander Holdings USA, Inc.
3.450%, 08/27/2018	176,000	183,532
Stifel Financial Corp.
4.250%, 07/18/2024	205,000	206,228
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	315,000	318,406
SunTrust Banks, Inc.
3.500%, 01/20/2017	217,000	227,610
7.250%, 03/15/2018	290,000	335,121
Swedbank AB
2.125%, 09/29/2017 (S)	465,000	469,634
Synchrony Financial
4.250%, 08/15/2024	240,000	240,100
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	248,000	319,499
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	798,000	884,849
5.750%, 01/24/2022	36,000	40,972
6.250%, 09/01/2017	414,000	464,558
The Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	196,000	214,047
The PNC Financial Services Group, Inc.
4.454%, 12/01/2014 (P)(Q)	83,000	83,000
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	96,000	90,960
Unum Group
5.625%, 09/15/2020	51,000	58,048
Ventas Realty LP
3.750%, 05/01/2024	100,000	98,382
4.750%, 06/01/2021	293,000	319,061
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month LIBOR + 3.110%)
06/15/2024 (Q)	435,000	443,156
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)	424,000	463,983
Wells Fargo Bank NA
5.850%, 02/01/2037	250,000	307,127
		31,665,386
Health care - 1.7%
Aetna, Inc.
1.500%, 11/15/2017	510,000	507,974
Express Scripts Holding Company
2.650%, 02/15/2017	244,000	250,923
Medco Health Solutions, Inc.
7.125%, 03/15/2018	306,000	356,322

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Mylan, Inc.
1.350%, 11/29/2016	$364,000	$363,926
7.875%, 07/15/2020 (S)	524,000	568,524
Quest Diagnostics, Inc.
2.700%, 04/01/2019	280,000	281,455
4.250%, 04/01/2024	240,000	243,972
WellPoint, Inc.
7.000%, 02/15/2019	304,000	362,268
		2,935,364
Industrials - 2.6%
Air Lease Corp.
3.375%, 01/15/2019	230,000	232,875
3.875%, 04/01/2021	135,000	136,350
4.750%, 03/01/2020	73,000	77,380
5.625%, 04/01/2017	56,000	60,410
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023	188,794	202,481
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	333,221	351,548
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)	115,852	123,382
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	26,508	28,130
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	41,830	46,381
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	204,788	227,315
Continental Airlines 2012-2 Class B Pass
Through Trust
5.500%, 10/29/2020	709,522	748,545
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	276,778	322,446
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	18,603	20,621
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	59,907	65,449
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	187,000	199,623
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	96,000	108,000
L-3 Communications Corp.
3.950%, 05/28/2024	265,000	263,011
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	200,000	214,200
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	226,000	231,293
Ryder System, Inc.
3.500%, 06/01/2017	183,000	192,123
Textron, Inc.
5.600%, 12/01/2017	56,000	62,188
7.250%, 10/01/2019	55,000	65,655
Trinity Industries, Inc.
4.550%, 10/01/2024	220,000	219,923
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	110,085	124,396
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 09/03/2026	280,000	283,500
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	35,230	39,457
		4,646,682
Information technology - 0.3%
Xerox Corp.
5.625%, 12/15/2019	307,000	347,008
6.750%, 02/01/2017	176,000	196,983
		543,991
Materials - 1.2%
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	294,000	322,665
CF Industries, Inc.
7.125%, 05/01/2020	149,000	179,792
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	200,000	191,000
Glencore Finance Canada, Ltd.
3.600%, 01/15/2017 (S)	361,000	375,374
4.250%, 10/25/2022 (S)	238,000	238,572
Glencore Funding LLC
4.125%, 05/30/2023 (S)	368,000	364,307
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	151,000	169,815
Methanex Corp.
5.250%, 03/01/2022	107,000	117,631
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	210,000	208,425
		2,167,581
Telecommunication services - 1.2%
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)	163,000	160,751
SBA Tower Trust
2.933%, 12/15/2017 (S)	255,000	258,613
3.598%, 04/15/2018 (S)	120,000	119,982
5.101%, 04/17/2017 (S)	142,000	150,238
Telecom Italia Capital SA
6.999%, 06/04/2018	105,000	118,125
7.200%, 07/18/2036	56,000	59,920
Telefonica Emisiones SAU
6.421%, 06/20/2016	529,000	574,881
Verizon Communications, Inc.
3.450%, 03/15/2021	280,000	284,218
5.012%, 08/21/2054 (S)	215,000	216,021
6.550%, 09/15/2043	216,000	269,869
		2,212,618
Utilities - 1.3%
Commonwealth Edison Company
2.150%, 01/15/2019	187,000	187,861
Connecticut Light & Power Company
4.300%, 04/15/2044	180,000	184,131
Constellation Energy Group, Inc.
5.150%, 12/01/2020	96,000	106,315
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate +3.709%)
01/29/2023 (Q)(S)	315,000	320,119

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Entergy Texas, Inc.
7.125%, 02/01/2019	$302,000	$360,664
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	198,000	201,920
NextEra Energy Capital Holdings, Inc.
2.400%, 09/15/2019	195,000	193,800
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	58,000	59,450
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	112,000	123,077
PNPP II Funding Corp.
9.120%, 05/30/2016	13,000	13,387
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	185,000	203,315
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	261,000	270,135
		2,224,174
TOTAL CORPORATE BONDS (Cost $60,081,536)		$60,047,458

CAPITAL PREFERRED SECURITIES - 0.8%
Financials - 0.8%
MetLife Capital Trust X
9.250%, 04/08/2038 (S)	265,000	382,263
State Street Capital Trust IV
1.234%, 06/15/2037 (P)	332,000	283,030
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	109,000	120,445
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	575,000	615,250
		1,400,988
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,327,902)		$1,400,988

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.5%
U.S. government agency - 1.5%
Federal Home Loan Mortgage Corp.
Series 288, Class IO, 3.000%, 10/15/2027	881,911	105,924
Series 290, Class IO, 3.500%, 11/15/2032	1,005,305	194,640
Series 3830, Class NI IO,
4.500%, 01/15/2036	633,339	62,992
Series 3927, Class IP IO,
4.500%, 06/15/2040	240,947	36,078
Series 3934, Class PI IO,
4.500%, 07/15/2041	261,114	45,951
Series 3943, Class DI IO,
4.000%, 11/15/2039	527,716	71,548
Series 3972, Class PL IO,
3.500%, 11/15/2031	630,229	91,239
Series 4030, Class BI IO,
5.000%, 01/15/2042	126,495	27,402
Series 4077, Class IK IO,
5.000%, 07/15/2042	233,022	52,020
Series 4136, Class IH IO,
3.500%, 09/15/2027	740,574	98,459
Series K017, Class X1 IO,
1.585%, 12/25/2021	1,913,968	155,885
Series K018, Class X1 IO,
1.592%, 01/25/2022	806,606	66,134
Series K021, Class X1 IO,
1.641%, 06/25/2022	246,424	22,579
Series K022, Class X1 IO,
1.426%, 07/25/2022	4,430,395	352,380
Series K038, Class X1 IO,
1.203%, 03/25/2024	4,511,556	399,778
Series K707, Class X1 IO,
1.687%, 12/25/2018	506,893	28,657
Series K709, Class X1 IO,
1.670%, 03/25/2019	790,404	46,533
Series K710, Class X1 IO,
1.910%, 05/25/2019	646,553	45,067
Series K711, Class X1 IO,
1.830%, 07/25/2019	1,418,294	96,462
Federal National Mortgage Association
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	42,946	3,366
Series 2011-73, Class PL IO,
4.500%, 05/25/2041	240,591	37,655
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	409,283	89,533
Series 2012-118, Class IC IO,
3.500%, 11/25/2042	499,071	100,366
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	599,804	109,487
Series 2012-21, Class IQ IO,
4.500%, 09/25/2041	269,821	54,388
Series 407, Class C6 IO,
5.500%, 01/25/2040	390,503	90,056
Government National Mortgage Association
Series 2012-114, Class IO,
1.031%, 01/16/2053	579,475	49,869
Series 2013-42, Class IO,
3.500%, 03/20/2043	310,421	45,860
Series 2013-6, Class AI IO,
3.500%, 08/20/2039	664,333	113,085
		2,693,393
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $2,556,780)		$2,693,393

ASSET BACKED SECURITIES - 2.9%
Ally Auto Receivables Trust, Series 2014-2,
Class A4
1.840%, 01/15/2020	470,000	469,967
Ally Master Owner Trust, Series 2012-4,
Class A
1.720%, 07/15/2019	150,000	150,473
American Express Credit Account
Master Trust, Series 2014-1, Class A4
1.490%, 04/15/2020	470,000	469,997
CarMax Auto Owner Trust, Series 2014-3,
Class A3
1.160%, 06/17/2019	425,000	424,130
Chase Issuance Trust, Series 2014-A6, Class A
1.260%, 07/15/2019	355,000	353,707

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Chrysler Capital Auto Receivables Trust,
Series 2014-BA, Class A4
1.760%, 12/16/2019 (S)	$120,000	$119,967
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	235,000	263,070
Series 2014-A8, Class A8,
1.730%, 04/09/2020	590,000	589,936
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A, 1.490%, 09/15/2019	285,000	283,659
Series 2014-4, Class A1,
1.400%, 08/15/2019	605,000	601,902
GE Equipment Midticket LLC, Series 2014-1,
Class A4
1.590%, 08/22/2023	135,000	134,789
Honda Auto Receivables Owner Trust,
Series 2014-3, Class A4
1.310%, 10/15/2020	335,000	332,406
John Deere Owner Trust, Series 2014-B,
Class A4
1.500%, 06/15/2021	355,000	353,577
Porsche Innovative Lease Owner Trust,
Series 2014-1, Class A4
1.260%, 09/21/2020 (S)	275,000	274,991
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	280,000	278,848
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4
1.370%, 01/15/2020	110,000	109,890
TOTAL ASSET BACKED SECURITIES (Cost $5,225,856)		$5,211,309

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	28,127	$281,472
TOTAL SECURITIES LENDING
COLLATERAL (Cost $281,475)		$281,472

SHORT-TERM INVESTMENTS - 2.2%
Repurchase Agreement - 2.2%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2014 at 0.000% to be
repurchased at $3,807,000 on 10/01/2014,
collateralized by $1,515,000 Treasury
Inflation Indexed Bonds, 3.875% due
04/15/2029 (valued at $3,148,897,
including interest)	$3,087,000	$3,087,000
Repurchase Agreement with State Street Corp.
dated 09/30/2014 at 0.000% to be
repurchased at $859,000 on 10/01/2014,
collateralized by $870,000 Federal Home
Loan Mortgage Corp., 1.680% due
11/19/2018 (valued at $877,613,
including interest)	859,000	859,000
		3,946,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,946,000)		$3,946,000
Total Investments (Bond PS Series)
(Cost $175,271,563) - 98.9%		$175,917,293
Other assets and liabilities, net - 1.1%		1,965,635
TOTAL NET ASSETS - 100.0%		$177,882,928
Capital Appreciation Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 99.5%
Consumer discretionary - 27.3%
Automobiles - 1.2%
Tesla Motors, Inc. (I)(L)	52,929	$12,844,806
Hotels, restaurants and leisure - 4.8%
Chipotle Mexican Grill, Inc. (I)	21,374	14,247,695
Dunkin’ Brands Group, Inc.	155,227	6,957,274
Marriott International, Inc., Class A	202,906	14,183,129
Starbucks Corp.	200,476	15,127,919
		50,516,017
Internet and catalog retail - 7.1%
Amazon.com, Inc. (I)	83,384	26,886,337
Netflix, Inc. (I)	34,540	15,583,757
The Priceline Group, Inc. (I)	18,183	21,066,460
TripAdvisor, Inc. (I)	119,835	10,955,316
		74,491,870
Media - 3.5%
The Walt Disney Company	241,044	21,460,147
Twenty-First Century Fox, Inc., Class A	444,259	15,233,641
		36,693,788
Specialty retail - 5.1%
Inditex SA	554,319	15,301,255
O’Reilly Automotive, Inc. (I)	69,371	10,430,624
The TJX Companies, Inc.	266,922	15,793,775
Tiffany & Company	125,486	12,085,557
		53,611,211
Textiles, apparel and luxury goods - 5.6%
Luxottica Group SpA	200,081	10,399,784
Michael Kors Holdings, Ltd. (I)	123,611	8,824,589
NIKE, Inc., Class B	262,561	23,420,441
Under Armour, Inc., Class A (I)(L)	221,590	15,311,869
		57,956,683
		286,114,375
Consumer staples - 3.7%
Food and staples retailing - 1.6%
Costco Wholesale Corp.	133,488	16,728,716
Food products - 2.1%
Mead Johnson Nutrition Company	87,666	8,435,223
Mondelez International, Inc., Class A	390,122	13,367,530
		21,802,753
		38,531,469
Energy - 4.8%
Energy equipment and services - 2.3%
Schlumberger, Ltd.	234,654	23,861,965
Oil, gas and consumable fuels - 2.5%
Concho Resources, Inc. (I)	109,098	13,679,798
EOG Resources, Inc.	131,776	13,048,460
		26,728,258
		50,590,223
Financials - 2.2%
Capital markets - 1.0%
Morgan Stanley	312,216	10,793,307
Real estate investment trusts - 1.2%
American Tower Corp.	129,325	12,108,700
		22,902,007

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care - 20.8%
Biotechnology - 10.2%
Alexion Pharmaceuticals, Inc. (I)	105,247	$17,452,058
Biogen Idec, Inc. (I)	81,383	26,922,310
Celgene Corp. (I)	236,514	22,416,797
Gilead Sciences, Inc. (I)	192,338	20,474,380
Incyte Corp. (I)	77,756	3,813,932
Vertex Pharmaceuticals, Inc. (I)	136,665	15,348,846
		106,428,323
Health care equipment and supplies - 1.6%
Abbott Laboratories	408,684	16,997,168
Life sciences tools and services - 1.7%
Illumina, Inc. (I)	106,483	17,454,693
Pharmaceuticals - 7.3%
Actavis PLC (I)	42,879	10,345,845
Allergan, Inc.	60,991	10,867,986
Bristol-Myers Squibb Company	362,082	18,531,357
Merck & Company, Inc.	267,491	15,856,866
Novo Nordisk A/S, ADR (L)	449,616	21,410,714
		77,012,768
		217,892,952
Industrials - 6.6%
Aerospace and defense - 3.5%
Precision Castparts Corp.	72,240	17,112,211
The Boeing Company	148,907	18,967,774
		36,079,985
Road and rail - 3.1%
Canadian Pacific Railway, Ltd.	78,065	16,196,146
Union Pacific Corp.	150,556	16,323,282
		32,519,428
		68,599,413
Information technology - 32.3%
Internet software and services - 12.5%
Alibaba Group Holding, Ltd., ADR (I)	103,521	9,197,841
Facebook, Inc., Class A (I)	505,762	39,975,428
Google, Inc., Class A (I)	39,343	23,149,815
Google, Inc., Class C (I)	40,163	23,188,510
LinkedIn Corp., Class A (I)	89,470	18,590,971
Pandora Media, Inc. (I)	114,281	2,761,029
Twitter, Inc. (I)	265,709	13,705,270
		130,568,864
IT services - 6.5%
FleetCor Technologies, Inc. (I)	74,710	10,617,785
MasterCard, Inc., Class A	470,629	34,788,896
Visa, Inc., Class A	107,562	22,950,504
		68,357,185
Semiconductors and semiconductor equipment - 0.5%
ARM Holdings PLC, ADR	128,982	5,635,224
Software - 7.8%
Adobe Systems, Inc. (I)	192,376	13,310,495
FireEye, Inc. (I)(L)	153,189	4,681,456
Red Hat, Inc. (I)	282,851	15,882,084
Salesforce.com, Inc. (I)	318,873	18,344,764
Splunk, Inc. (I)	161,758	8,954,923
VMware, Inc., Class A (I)(L)	113,273	10,629,538
Workday, Inc., Class A (I)(L)	115,123	9,497,648
		81,300,908
Technology hardware, storage and peripherals - 5.0%
Apple, Inc.	521,614	52,552,611
		338,414,792
Materials - 1.8%
Chemicals - 1.8%
Monsanto Company	166,507	18,733,703
TOTAL COMMON STOCKS (Cost $713,073,434)		$1,041,778,934

SECURITIES LENDING COLLATERAL - 4.4%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	4,567,554	45,707,972
TOTAL SECURITIES LENDING
COLLATERAL (Cost $45,707,398)		$45,707,972

SHORT-TERM INVESTMENTS - 0.5%
Repurchase agreement - 0.5%
Repurchase Agreement with State Street Corp.
dated 09/30/2014 at 0.000% to be
repurchased at $5,623,000 on 10/01/2014,
collateralized by $5,750,000 U.S. Treasury
Notes, 1.375% due 11/30/2018 (valued at
$5,735,625, including interest)	$5,623,000	$5,623,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,623,000)		$5,623,000
Total Investments (Capital Appreciation Trust)
(Cost $764,403,832) - 104.4%		$1,093,109,906
Other assets and liabilities, net - (4.4%)		(46,148,908)
TOTAL NET ASSETS - 100.0%		$1,046,960,998

Capital Appreciation Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 64.4%
Consumer discretionary - 7.2%
Auto components - 1.4%
Delphi Automotive PLC	35,300	$2,165,286
Johnson Controls, Inc.	45,900	2,019,600
TRW Automotive Holdings Corp. (I)	6,500	658,125
		4,843,011
Media - 2.0%
Liberty Global PLC, Series A (I)	17,300	735,942
Liberty Global PLC, Series C (I)	48,700	1,997,431
Twenty-First Century Fox, Inc., Class B	87,800	2,924,618
Viacom, Inc., Class B	16,000	1,231,040
		6,889,031
Specialty retail - 3.8%
AutoZone, Inc. (D)(I)	16,900	8,613,254
Lowe’s Companies, Inc.	59,700	3,159,324
O’Reilly Automotive, Inc. (I)	11,900	1,789,284
		13,561,862
		25,293,904
Consumer staples - 4.1%
Beverages - 1.0%
PepsiCo, Inc.	37,500	3,490,875

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing - 0.7%
CVS Health Corp.	31,900	$2,538,921
Food products - 0.8%
Mondelez International, Inc., Class A	84,200	2,885,113
Household products - 0.6%
Procter & Gamble Company (D)	26,837	2,247,330
Tobacco - 1.0%
Philip Morris International, Inc. (D)	41,300	3,444,420
		14,606,659
Energy - 4.0%
Oil, gas and consumable fuels - 4.0%
Anadarko Petroleum Corp.	7,700	781,088
Apache Corp.	31,800	2,985,066
Canadian Natural Resources, Ltd.	57,100	2,217,764
Chesapeake Energy Corp.	115,600	2,657,644
Concho Resources, Inc. (I)	14,500	1,818,155
Pioneer Natural Resources Company	10,400	2,048,488
Range Resources Corp.	24,918	1,689,690
		14,197,895
		14,197,895
Financials - 12.0%
Banks - 1.0%
JPMorgan Chase & Company (D)	57,700	3,475,848
Capital markets - 5.2%
Invesco, Ltd.	60,300	2,380,644
State Street Corp.	94,000	6,919,340
TD Ameritrade Holding Corp.	194,600	6,493,802
UBS AG (I)	161,785	2,812,279
		18,606,065
Insurance - 3.2%
Marsh & McLennan Companies, Inc.	179,000	9,368,860
XL Group PLC	56,637	1,878,649
		11,247,509
Real estate investment trusts - 2.6%
American Tower Corp.	40,400	3,782,652
Crown Castle International Corp.	47,500	3,825,175
Iron Mountain, Inc.	48,000	1,567,200
		9,175,027
		42,504,449
Health care - 14.1%
Health care equipment and supplies - 1.0%
Abbott Laboratories	42,000	1,746,780
CareFusion Corp. (I)	37,300	1,687,825
		3,434,605
Health care providers and services - 4.1%
Cigna Corp.	15,100	1,369,419
DaVita HealthCare Partners, Inc. (I)	52,900	3,869,106
Henry Schein, Inc. (I)	11,057	1,287,809
UnitedHealth Group, Inc.	91,200	7,866,000
		14,392,334
Life sciences tools and services - 3.0%
Agilent Technologies, Inc.	36,900	2,102,562
Thermo Fisher Scientific, Inc.	69,800	8,494,660
		10,597,222
Pharmaceuticals - 6.0%
Actavis PLC (I)	4,100	989,248
Allergan, Inc.	38,000	6,771,220
Eli Lilly & Company	45,800	2,970,130
Perrigo Company PLC	23,000	3,454,370
Pfizer, Inc.	65,184	1,927,491
Zoetis, Inc.	142,591	5,268,737
		21,381,196
		49,805,357
Industrials - 9.9%
Aerospace and defense - 3.5%
The Boeing Company (D)	24,500	3,120,810
United Technologies Corp. (D)	86,100	9,092,160
		12,212,970
Commercial services and supplies - 0.9%
Tyco International, Ltd.	68,000	3,030,760
Industrial conglomerates - 5.0%
Danaher Corp.	194,500	14,778,110
Roper Industries, Inc.	20,700	3,028,203
		17,806,313
Machinery - 0.5%
Pentair PLC	29,400	1,925,406
		34,975,449
Information technology - 7.5%
Communications equipment - 0.3%
QUALCOMM, Inc.	13,000	972,010
Electronic equipment, instruments and components - 0.0%
TE Connectivity, Ltd.	1,600	88,464
Internet software and services - 1.8%
Alibaba Group Holding, Ltd., ADR (I)	14,828	1,317,468
Google, Inc., Class A (D)(I)	3,100	1,824,071
Google, Inc., Class C (I)	5,500	3,175,480
		6,317,019
IT services - 4.2%
Fidelity National Information Services, Inc.	17,300	973,990
Fiserv, Inc. (I)	132,100	8,538,284
Visa, Inc., Class A	24,400	5,206,228
		14,718,502
Semiconductors and semiconductor equipment - 1.0%
NXP Semiconductor NV (I)	4,100	280,563
Texas Instruments, Inc. (D)	69,700	3,323,993
		3,604,556
Technology hardware, storage and peripherals - 0.2%
Apple, Inc.	5,300	533,975
Seagate Technology PLC	5,900	337,893
		871,868
		26,572,419
Materials - 0.5%
Chemicals - 0.5%
Cytec Industries, Inc.	34,500	1,631,505
Telecommunication services - 0.5%
Wireless telecommunication services - 0.5%
SBA Communications Corp., Class A (I)	15,600	1,730,040
Utilities - 4.6%
Electric utilities - 2.7%
Duke Energy Corp.	12,600	942,102

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
FirstEnergy Corp.	38,800	$1,302,516
OGE Energy Corp.	100	3,711
Xcel Energy, Inc.	239,800	7,289,920
		9,538,249
Multi-utilities - 1.9%
PG&E Corp.	152,200	6,855,088
		16,393,337
TOTAL COMMON STOCKS (Cost $188,159,386)		$227,711,014

PREFERRED SECURITIES - 0.5%
Energy - 0.0%
Oil, gas and consumable fuels - 0.0%
Chesapeake Energy Corp.	117	11,071
Financials - 0.2%
Banks - 0.2%
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	15,000	404,850
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	14,000	401,520
		806,370
		806,370
Utilities - 0.3%
Electric utilities - 0.3%
SCE Trust I, 5.625%	15,000	352,950
SCE Trust II, 5.100%	1,920	41,453
SCE Trust III (5.750% to 03/15/2024, then
3 month LIBOR + 2.990%)	20,615	544,648
		939,051
		939,051
TOTAL PREFERRED SECURITIES (Cost $1,670,209)		$1,756,492

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 3.5%
U.S. government - 3.5%
U.S. Treasury Notes
2.500%, 08/15/2023	$3,700,000	$3,723,125
2.750%, 11/15/2023	8,400,000	8,611,966
		12,335,091
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $11,829,289)		$12,335,091

CORPORATE BONDS - 16.8%
Consumer discretionary - 3.4%
American Honda Finance Corp.
0.334%, 11/13/2014 (P)(S)	$200,000	$200,037
Cedar Fair LP
5.250%, 03/15/2021	150,000	147,750
Daimler Finance North America LLC
1.100%, 08/01/2018 (P)(S)	235,000	238,912
Delphi Corp.
5.000%, 02/15/2023	75,000	80,250
6.125%, 05/15/2021	350,000	384,125
Ford Motor Credit Company LLC
0.753%, 09/08/2017 (P)	525,000	525,604
0.803%, 12/06/2017 (P)	825,000	826,285
1.483%, 05/09/2016 (P)	410,000	415,627
1.724%, 12/06/2017	275,000	273,420
2.375%, 03/12/2019	575,000	569,293
2.500%, 01/15/2016	380,000	386,970
2.750%, 05/15/2015	400,000	405,211
3.875%, 01/15/2015	890,000	898,542
6.625%, 08/15/2017	200,000	226,112
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)	25,000	24,188
L Brands, Inc.
5.625%, 02/15/2022 to 10/15/2023	1,025,000	1,068,563
6.625%, 04/01/2021	100,000	110,250
6.900%, 07/15/2017	125,000	138,281
7.000%, 05/01/2020	125,000	138,750
8.500%, 06/15/2019	125,000	147,500
Lamar Media Corp.
5.000%, 05/01/2023	125,000	120,313
Toyota Motor Credit Corp.
0.384%, 03/10/2015 (P)	400,000	400,244
0.403%, 01/23/2015 (P)	285,000	285,176
Unitymedia Hessen GmbH & Company KG
5.500%, 01/15/2023 (S)	500,000	505,000
7.500%, 03/15/2019 (S)	575,000	608,063
7.500%, 03/15/2019 (S)	380,000	507,197
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	150,000	151,875
6.750%, 09/15/2022 (S)	949,000	1,015,430
6.875%, 05/15/2019 (S)	925,000	964,313
7.875%, 11/01/2020 (S)	325,000	348,156
		12,111,437
Consumer staples - 1.0%
B&G Foods, Inc.
4.625%, 06/01/2021	200,000	190,500
General Mills, Inc.
0.534%, 01/29/2016 (P)	350,000	350,433
0.875%, 01/29/2016	90,000	90,256
Heineken NV
0.800%, 10/01/2015 (S)	160,000	160,236
Rite Aid Corp.
8.000%, 08/15/2020	800,000	856,000
SABMiller Holdings, Inc.
0.930%, 08/01/2018 (P)(S)	430,000	433,256
2.200%, 08/01/2018 (S)	300,000	299,416
The Procter & Gamble Company
3.100%, 08/15/2023	1,000,000	1,012,452
		3,392,549
Energy - 4.5%
Antero Resources Corp.
5.125%, 12/01/2022 (S)	300,000	291,750
Antero Resources Finance Corp.
5.375%, 11/01/2021	600,000	597,000
6.000%, 12/01/2020	300,000	305,250
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	1,300,000	1,346,250
6.500%, 01/15/2022	125,000	132,813
7.000%, 01/15/2021	325,000	346,938
Energy Transfer Partners LP
4.150%, 10/01/2020	275,000	285,638
4.900%, 02/01/2024	345,000	360,703
EQT Corp.
4.875%, 11/15/2021	1,570,000	1,715,840
6.500%, 04/01/2018	315,000	359,873
8.125%, 06/01/2019	483,000	591,716

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Laredo Petroleum, Inc.
5.625%, 01/15/2022	$200,000	$196,000
7.375%, 05/01/2022	100,000	105,000
9.500%, 02/15/2019	275,000	292,188
MarkWest Energy Partners LP
4.500%, 07/15/2023	1,375,000	1,333,750
5.500%, 02/15/2023	1,255,000	1,283,238
6.250%, 06/15/2022	900,000	947,250
6.500%, 08/15/2021	525,000	553,875
6.750%, 11/01/2020	125,000	131,875
ONEOK Partners LP
2.000%, 10/01/2017	140,000	140,808
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023	2,675,000	2,740,500
5.750%, 06/01/2021	310,000	323,950
6.750%, 08/01/2020	175,000	183,313
SM Energy Company
6.500%, 11/15/2021 to 01/01/2023	575,000	604,125
Spectra Energy Partners LP
4.750%, 03/15/2024	355,000	380,866
Targa Resources Partners LP
4.250%, 11/15/2023	525,000	502,688
5.250%, 05/01/2023	25,000	25,438
		16,078,635
Financials - 1.3%
American Tower Corp.
3.500%, 01/31/2023	100,000	95,093
4.625%, 04/01/2015	70,000	71,397
5.000%, 02/15/2024	165,000	172,987
CBRE Services, Inc.
5.000%, 03/15/2023	75,000	74,243
6.625%, 10/15/2020	125,000	131,425
Crown Castle International Corp.
4.875%, 04/15/2022	275,000	267,438
5.250%, 01/15/2023	225,000	222,750
E*TRADE Financial Corp.
6.000%, 11/15/2017	925,000	952,750
6.375%, 11/15/2019	525,000	551,250
6.750%, 06/01/2016	1,025,000	1,078,813
KFW
0.500%, 04/19/2016	832,000	831,942
		4,450,088
Health care - 0.5%
Baxter International, Inc.
0.405%, 12/11/2014 (P)	420,000	420,123
DaVita Healthcare Partners, Inc.
5.125%, 07/15/2024	675,000	663,188
Roche Holdings, Inc.
1.350%, 09/29/2017 (S)	550,000	548,816
Zoetis, Inc.
1.150%, 02/01/2016	115,000	115,243
1.875%, 02/01/2018	85,000	84,404
		1,831,774
Industrials - 2.6%
Actuant Corp.
5.625%, 06/15/2022	25,000	26,000
Burlington Northern Santa Fe LLC
3.750%, 04/01/2024	85,000	86,607
3.850%, 09/01/2023	750,000	774,905
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	205,000	205,336
Caterpillar Financial Services Corp. (continued)
1.250%, 11/06/2017	250,000	248,185
CNH Industrial Capital LLC
3.625%, 04/15/2018	450,000	439,875
3.875%, 11/01/2015	125,000	125,781
6.250%, 11/01/2016	225,000	236,813
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	235,104	258,614
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	140,121	164,291
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	570,469	589,009
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	147,177	172,197
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	108,266	118,281
Hawaiian Airlines 2013-1 Class A Pass
Through Certificates
3.900%, 01/15/2026	125,000	124,438
International Lease Finance Corp.
2.184%, 06/15/2016 (P)	265,000	262,350
John Deere Capital Corp.
0.304%, 01/12/2015 (P)	700,000	700,214
0.333%, 10/08/2014 (P)	555,000	555,015
0.454%, 12/15/2017 (P)	425,000	425,081
0.700%, 09/04/2015	310,000	311,003
1.550%, 12/15/2017	425,000	425,504
PACCAR Financial Corp.
0.367%, 05/05/2015 (P)	160,000	160,122
0.423%, 06/06/2017 (P)	210,000	210,277
0.504%, 02/08/2016 (P)	35,000	35,096
0.750%, 05/16/2016	150,000	150,128
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	200,000	217,500
United Technologies Corp.
0.734%, 06/01/2015 (P)	900,000	902,836
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	427,352	481,839
US Airways 2010-1 Class B Pass
Through Trust
8.500%, 04/22/2017	51,052	56,413
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	23,898	24,913
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	71,955	77,711
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	250,000	251,875
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021	75,000	77,625
Xylem, Inc.
3.550%, 09/20/2016	275,000	287,856
4.875%, 10/01/2021	60,000	65,102
		9,248,792

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology - 0.4%
Amphenol Corp.
1.550%, 09/15/2017	$130,000	$129,809
NXP BV
5.750%, 02/15/2021 to 03/15/2023 (S)	1,075,000	1,089,000
Xilinx, Inc.
3.000%, 03/15/2021	350,000	350,320
		1,569,129
Materials - 0.2%
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	480,000	639,609
Telecommunication services - 2.3%
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	525,000	501,375
7.250%, 04/01/2019 to 10/15/2020	1,750,000	1,844,500
7.500%, 04/01/2021	200,000	213,500
8.500%, 11/01/2019	300,000	313,590
Matterhorn Mobile SA
5.399%, 05/15/2019 (P)(S)	100,000	105,792
6.750%, 05/15/2019 (S)	200,000	219,763
SBA Communications Corp.
5.625%, 10/01/2019	100,000	101,500
SBA Telecommunications, Inc.
5.750%, 07/15/2020	125,000	127,188
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	150,000	173,438
Telesat Canada
6.000%, 05/15/2017 (S)	125,000	127,969
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	475,000	496,423
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	800,000	856,000
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	1,675,000	1,788,063
Verizon Communications, Inc.
0.433%, 03/06/2015 (P)(S)	700,000	700,412
0.632%, 06/09/2017 (P)	440,000	441,050
		8,010,563
Utilities - 0.6%
AmeriGas Finance LLC
6.750%, 05/20/2020	25,000	26,000
7.000%, 05/20/2022	125,000	130,938
AmeriGas Partners LP
6.250%, 08/20/2019	25,000	25,688
CMS Energy Corp.
6.550%, 07/17/2017	170,000	192,105
8.750%, 06/15/2019	80,000	101,593
Duke Energy Corp.
0.613%, 04/03/2017 (P)	305,000	306,060
ITC Holdings Corp.
3.650%, 06/15/2024	115,000	114,676
Northern States Power Company
3.300%, 06/15/2024	125,000	125,573
NSTAR Electric Company
0.471%, 05/17/2016 (P)	300,000	299,771
Pennsylvania Electric Company
4.150%, 04/15/2025 (S)	240,000	240,150
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021	225,000	237,000
7.500%, 10/01/2018	150,000	155,625
Xcel Energy, Inc.
0.750%, 05/09/2016	205,000	204,685
		2,159,864
TOTAL CORPORATE BONDS (Cost $58,898,693)		$59,492,440

CONVERTIBLE BONDS - 0.2%
Industrials - 0.2%
United Airlines, Inc. 4.500%, 01/15/2015	257,000	636,236
TOTAL CONVERTIBLE BONDS (Cost $350,113)		$636,236

TERM LOANS (M) - 5.8%
Consumer discretionary - 1.4%
Cequel Communications LLC
3.500%, 02/14/2019	574,361	563,591
Charter Communications Operating LLC
3.000%, 07/01/2020	320,938	310,864
3.000%, 01/03/2021	286,720	277,720
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	697,368	685,911
Kasima LLC
3.250%, 05/17/2021	72,794	71,793
Peninsula Gaming LLC
4.250%, 11/20/2017	678,636	672,274
UPC Financing Partnership
3.250%, 06/30/2021	1,700,000	1,650,700
Wendy’s International, Inc.
3.250%, 05/15/2019	493,750	490,312
		4,723,165
Consumer staples - 1.9%
Charger OpCo BV TBD 06/30/2021 (T)	250,000	312,852
De Master Blenders 1753 NV
TBD 07/23/2021 (T)	450,000	437,625
HJ Heinz Company
3.500%, 06/05/2020	5,037,983	4,971,230
Pinnacle Foods Finance LLC
3.250%, 04/29/2020	1,145,065	1,120,777
		6,842,484
Financials - 0.8%
Crown Castle Operating Company
3.000%, 01/31/2021	2,805,097	2,764,072
Health care - 0.0%
HCA, Inc.
2.904%, 03/31/2017	123,750	122,822
Telecommunication services - 1.7%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	4,845,968	4,765,200
Telesat Canada
3.233%, 03/24/2017	131,250	116,021
3.500%, 03/28/2019	697,274	686,234
4.250%, 03/26/2019	492,500	432,789
		6,000,244
TOTAL TERM LOANS (Cost $20,889,552)		$20,452,787

ASSET BACKED SECURITIES - 0.5%
Ally Master Owner Trust, Series 2012-3,
Class A1
0.854%, 06/15/2017 (P)	$1,540,000	$1,544,406

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Series 2012-C,
Class A3
0.580%, 12/15/2016	$206,186	$206,332
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016	193,014	193,130
TOTAL ASSET BACKED SECURITIES (Cost $1,939,192)		$1,943,868

SHORT-TERM INVESTMENTS - 8.8%
Money market funds - 8.7%
T. Rowe Price Reserve Investment
Fund, 0.0487% (Y)	$30,813,791	$30,813,791
Repurchase agreement - 0.1%
Repurchase Agreement with State Street Corp.
dated 09/30/2014 at 0.000% to be
repurchased at $339,000 on 10/01/2014,
collateralized by $350,000 U.S. Treasury
Notes, 1.500% due 01/31/2019 (valued at
$348,250, including interest)	339,000	339,000
TOTAL SHORT-TERM INVESTMENTS (Cost $31,152,791)		$31,152,791
Total Investments (Capital Appreciation Value Trust)
(Cost $314,889,225) - 100.5%		$355,480,719
Other assets and liabilities, net - (0.5%)		(1,622,567)
TOTAL NET ASSETS - 100.0%		$353,858,152

Core Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 57.4%
U.S. government - 30.0%
U.S. Treasury Bonds
3.125%, 08/15/2044	$1,018,000	$1,001,775
3.375%, 05/15/2044	2,176,000	2,246,720
3.625%, 02/15/2044	16,041,000	17,336,808
4.500%, 08/15/2039	768,000	953,280
U.S. Treasury Notes
0.500%, 09/30/2016	14,042,000	14,017,865
0.625%, 08/31/2017 to 09/30/2017	20,675,000	20,383,773
0.875%, 05/15/2017 to 08/15/2017	50,129,000	49,994,367
1.000%, 09/15/2017 to 08/31/2019	49,856,000	49,669,229
1.500%, 05/31/2019	13,033,000	12,900,637
1.625%, 04/30/2019 to 08/31/2019	25,257,000	25,103,932
1.750%, 09/30/2019	34,479,000	34,445,328
2.000%, 08/31/2021	11,152,000	11,002,139
2.250%, 07/31/2021	2,835,000	2,845,189
2.375%, 08/15/2024	7,641,000	7,555,039
2.500%, 05/15/2024	15,552,000	15,566,588
3.125%, 04/30/2017	8,666,000	9,155,490
		274,178,159
U.S. government agency - 27.4%
Federal Home Loan Mortgage Corp.
2.500%, 03/01/2028	2,310,767	2,340,283
2.684%, 11/01/2042 (P)	1,749,208	1,768,808
2.753%, 10/01/2044 (P)	818,000	836,491
2.811%, 09/01/2044 (P)	1,066,000	1,092,851
2.820%, 08/01/2044 (P)	638,797	655,189
2.840%, 08/01/2044 (P)	1,328,559	1,363,755
2.870%, 06/01/2044 (P)	961,520	988,467
2.944%, 01/01/2044 (P)	1,406,313	1,433,049
2.959%, 11/01/2043 (P)	2,901,851	2,961,116
2.985%, 10/01/2043 (P)	1,935,652	1,976,593
3.014%, 11/01/2043 (P)	1,852,614	1,897,182
3.083%, 04/01/2044 (P)	1,626,835	1,682,847
3.166%, 02/01/2042 (P)	3,116,863	3,231,439
3.237%, 06/01/2044 (P)	1,940,572	1,997,961
3.422%, 04/01/2044 (P)	928,043	962,485
3.500%, 09/15/2040 to 10/15/2044	25,287,363	25,989,935
4.000%, 03/01/2029 to 12/15/2043	9,942,106	10,626,374
4.500%, 06/01/2042	2,516,183	2,749,131
5.000%, 08/01/2039 to 08/01/2041	12,603,734	13,982,371
Federal National Mortgage Association
2.216%, 10/09/2019 (Z)	2,650,000	2,350,659
2.500%, 11/01/2026 to 08/01/2029	8,214,548	8,298,453
2.553%, 05/01/2043 (P)	1,176,701	1,182,643
2.625%, 09/06/2024	1,052,000	1,033,514
2.731%, 07/01/2044 (P)	640,860	657,055
2.738%, 08/01/2044 (P)	5,047,037	5,171,007
2.812%, 07/01/2044 (P)	1,028,369	1,056,253
2.915%, 10/01/2044 (P)	2,526,000	2,600,535
2.978%, 01/01/2044 (P)	1,068,268	1,091,949
2.985%, 04/01/2044 (P)	735,966	760,477
3.000%, TBA (C)	10,100,000	9,956,292
3.000%, 12/01/2037 to 04/01/2038	1,538,608	1,516,537
3.010%, 11/25/2044	936,000	960,018
3.071%, 01/01/2044 (P)	710,652	736,340
3.120%, 09/01/2044 (P)	1,278,000	1,311,274
3.188%, 07/01/2044 (P)	1,788,761	1,840,901
3.231%, 04/01/2044 (P)	9,221,156	9,520,383
3.500%, TBA (C)	20,500,000	21,069,791
3.500%, 09/01/2034 to 10/25/2044	7,123,542	7,333,245
4.000%, TBA (C)	2,600,000	2,732,115
4.000%, 05/01/2025 to 10/01/2034	36,617,948	39,165,293
4.500%, 05/01/2034 to 10/25/2034	2,180,054	2,380,980
5.000%, 03/01/2041 to 08/01/2041	1,313,556	1,470,579
5.500%, 09/01/2034 to 04/01/2040	4,009,415	4,493,213
6.000%, 08/01/2034 to 07/01/2037	4,352,722	4,918,539
6.500%, 10/01/2036	1,335,924	1,509,693
Government National Mortgage Association
3.500%, 12/01/2099	5,500,000	5,686,636
4.000%, 10/01/2041	19,300,000	20,473,702
4.500%, 10/01/2041	7,900,000	8,569,971
Tennessee Valley Authority
2.875%, 09/15/2024	2,870,000	2,854,848
		251,239,222
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $524,019,906)		$525,417,381

FOREIGN GOVERNMENT
OBLIGATIONS - 1.5%
Canada - 0.1%
Province of Manitoba
3.050%, 05/14/2024	785,000	792,361
		792,361

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico - 0.3%
Government of Mexico
5.750%, 10/12/2110	$2,444,000	$2,520,986
		2,520,986
Paraguay - 0.1%
Republic of Paraguay
6.100%, 08/11/2044 (S)	645,000	680,475
		680,475
Poland - 0.2%
Republic of Poland, Bond
4.000%, 01/22/2024	1,508,000	1,549,470
Slovakia - 0.3%
Republic of Slovakia
4.375%, 05/21/2022 (S)	2,290,000	2,441,163
Slovenia - 0.4%
Republic of Slovenia
5.250%, 02/18/2024 (S)	1,870,000	1,991,550
5.500%, 10/26/2022 (S)	1,059,000	1,150,339
5.850%, 05/10/2023 (S)	845,000	940,063
		4,081,952
Tunisia - 0.1%
Republic of Tunisia
2.452%, 07/24/2021	1,397,000	1,392,169
		1,392,169
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $13,307,380)		$13,458,576

CORPORATE BONDS - 23.6%
Consumer discretionary - 2.3%
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044	585,000	572,808
British Sky Broadcasting Group PLC
3.750%, 09/16/2024 (S)	1,070,000	1,067,855
Comcast Corp. 4.200%, 08/15/2034	525,000	520,491
Daimler Finance North America LLC
1.875%, 01/11/2018 (S)	937,000	936,193
2.375%, 08/01/2018 (S)	1,340,000	1,356,596
DIRECTV Holdings LLC
3.800%, 03/15/2022	965,000	981,027
4.450%, 04/01/2024	1,205,000	1,256,762
General Motors Company
3.500%, 10/02/2018	1,215,000	1,234,744
4.875%, 10/02/2023	795,000	840,713
Grupo Televisa SAB 5.000%, 05/13/2045	530,000	523,582
Johnson Controls, Inc.
4.625%, 07/02/2044	535,000	523,173
4.950%, 07/02/2064	290,000	282,945
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	1,700,000	1,707,441
Thomson Reuters Corp. 3.850%, 09/29/2024	1,075,000	1,064,945
Toyota Motor Credit Corp.
1.125%, 05/16/2017	2,210,000	2,201,701
2.750%, 05/17/2021	1,305,000	1,316,984
Viacom, Inc. 5.250%, 04/01/2044	1,105,000	1,142,024
Volkswagen Group of America Finance LLC
2.125%, 05/23/2019 (S)	980,000	972,184
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	2,210,000	2,212,111
Yum! Brands, Inc. 5.350%, 11/01/2043	645,000	701,505
		21,415,784
Consumer staples - 1.1%
Altria Group, Inc. 5.375%, 01/31/2044	685,000	729,835
Anheuser-Busch InBev Finance, Inc.
2.150%, 02/01/2019	1,515,000	1,507,342
2.625%, 01/17/2023	755,000	708,887
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019	675,000	815,069
Pernod-Ricard SA 5.750%, 04/07/2021 (S)	1,423,000	1,620,925
Tyson Foods, Inc.
3.950%, 08/15/2024	520,000	521,059
4.500%, 06/15/2022	1,015,000	1,075,979
Wm Wrigley Jr. Company
2.000%, 10/20/2017 (S)	710,000	716,696
2.400%, 10/21/2018 (S)	555,000	559,053
2.900%, 10/21/2019 (S)	1,123,000	1,139,039
3.375%, 10/21/2020 (S)	1,200,000	1,218,198
		10,612,082
Energy - 3.2%
Access Midstream Partners LP
4.875%, 05/15/2023	1,370,000	1,405,963
Canadian Oil Sands, Ltd.
6.000%, 04/01/2042 (S)	550,000	633,139
Cimarex Energy Company 4.375%, 06/01/2024	1,420,000	1,427,384
CNOOC Nexen Finance 2014 ULC
1.625%, 04/30/2017	1,635,000	1,635,564
Continental Resources, Inc.
4.500%, 04/15/2023	1,225,000	1,269,243
Diamond Offshore Drilling, Inc.
4.875%, 11/01/2043	535,000	495,917
Ecopetrol SA
5.875%, 05/28/2045	500,000	506,600
7.375%, 09/18/2043	485,000	585,880
El Paso Pipeline Partners
Operating Company LLC
4.100%, 11/15/2015	1,125,000	1,161,549
4.300%, 05/01/2024	1,045,000	1,038,155
Energy Transfer Partners LP
5.950%, 10/01/2043	420,000	450,258
EQT Midstream Partners LP
4.000%, 08/01/2024	850,000	838,126
Kerr-McGee Corp. 6.950%, 07/01/2024	1,050,000	1,321,659
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024	525,000	520,799
5.000%, 08/15/2042 to 03/01/2043	525,000	489,949
Marathon Petroleum Corp.
4.750%, 09/15/2044	260,000	249,008
5.000%, 09/15/2054	335,000	318,142
Newfield Exploration Company
5.625%, 07/01/2024	860,000	922,350
Niagara Mohawk Power Corp.
4.278%, 10/01/2034 (S)	645,000	649,646
ONEOK Partners LP 2.000%, 10/01/2017	825,000	829,762
Petrobras Global Finance BV
3.000%, 01/15/2019	1,310,000	1,275,953
4.875%, 03/17/2020	1,060,000	1,073,997
Petroleos Mexicanos
2.254%, 07/18/2018 (P)	900,000	940,500
5.500%, 06/27/2044	695,000	709,324
6.375%, 01/23/2045 (S)	1,025,000	1,159,070
Rowan Companies, Inc. 5.400%, 12/01/2042	537,000	503,498
Southeast Supply Header LLC
4.250%, 06/15/2024 (S)	1,065,000	1,086,270
Statoil ASA 2.900%, 11/08/2020	985,000	1,004,733
Talisman Energy, Inc. 3.750%, 02/01/2021	1,040,000	1,051,412

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
TC PipeLines LP 4.650%, 06/15/2021	$303,000	$320,197
The Williams Companies, Inc.
5.750%, 06/24/2044	375,000	368,453
Total Capital International SA
2.100%, 06/19/2019	1,315,000	1,309,540
2.750%, 06/19/2021	535,000	532,729
TransCanada PipeLines, Ltd.
4.625%, 03/01/2034	985,000	1,010,556
Western Gas Partners LP 5.375%, 06/01/2021	300,000	334,210
		29,429,535
Financials - 9.5%
ACE INA Holdings, Inc.
3.350%, 05/15/2024	620,000	618,766
Alleghany Corp.
4.900%, 09/15/2044	340,000	335,037
American Express Credit Corp.
1.750%, 06/12/2015	2,264,000	2,284,229
2.250%, 08/15/2019	1,270,000	1,260,245
American International Group, Inc.
6.400%, 12/15/2020	660,000	783,473
American International Group, Inc. (8.175% to
05/15/2038, then 3 month LIBOR + 4.195%)
8.175%, 05/15/2058	270,000	363,825
American Tower Corp.
3.450%, 09/15/2021	1,060,000	1,039,382
3.500%, 01/31/2023	642,000	610,494
5.050%, 09/01/2020	732,000	794,003
Ameriprise Financial Inc
3.700%, 10/15/2024	805,000	808,716
Assurant, Inc.
2.500%, 03/15/2018	1,075,000	1,079,758
Australia & New Zealand Banking Group, Ltd.
4.500%, 03/19/2024 (S)	1,180,000	1,190,473
Bank of America Corp.
1.500%, 10/09/2015	3,565,000	3,591,773
4.000%, 04/01/2024	735,000	742,870
4.200%, 08/26/2024	775,000	767,290
6.000%, 09/01/2017	1,225,000	1,364,308
BPCE SA
4.000%, 04/15/2024	815,000	821,194
5.700%, 10/22/2023 (S)	640,000	680,774
Capital One NA/mclean VA
2.400%, 09/05/2019	1,950,000	1,930,026
Citigroup, Inc.
1.550%, 08/14/2017	1,755,000	1,742,255
1.700%, 07/25/2016	1,225,000	1,237,328
2.500%, 07/29/2019	1,890,000	1,873,574
2.650%, 03/02/2015	1,333,000	1,344,846
Credit Suisse/New York NY
3.625%, 09/09/2024	2,035,000	2,008,348
DDR Corp.
3.375%, 05/15/2023	1,295,000	1,240,642
4.625%, 07/15/2022	1,285,000	1,358,254
Federal Realty Investment Trust
3.000%, 08/01/2022	425,000	416,999
3.950%, 01/15/2024	605,000	624,304
Ford Motor Credit LLC
3.664%, 09/08/2024	1,085,000	1,062,820
General Electric Capital Corp.
5.875%, 01/14/2038	1,165,000	1,405,183
Healthcare Trust of America Holdings LP
3.375%, 07/15/2021	740,000	736,384
HSBC Holdings PLC
4.250%, 03/14/2024	715,000	725,323
5.250%, 03/14/2044	740,000	785,625
HSBC USA, Inc.
2.375%, 02/13/2015	1,335,000	1,345,034
ING Bank NV
2.500%, 10/01/2019 (S)	2,265,000	2,251,379
5.800%, 09/25/2023 (S)	980,000	1,079,760
Inter-American Development Bank
3.875%, 10/28/2041	1,026,000	1,047,367
4.375%, 01/24/2044	370,000	417,522
Intesa Sanpaolo SpA
2.375%, 01/13/2017	2,545,000	2,573,433
JPMorgan Chase & Company
3.625%, 05/13/2024	500,000	499,215
4.850%, 02/01/2044	665,000	696,625
Lazard Group LLC
4.250%, 11/14/2020	1,115,000	1,165,951
6.850%, 06/15/2017	3,948,000	4,448,563
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (S)	955,000	949,828
Markel Corp.
3.625%, 03/30/2023	450,000	447,423
4.900%, 07/01/2022	655,000	713,725
Metlife Inc
1.903%, 12/15/2017	1,015,000	1,018,099
4.721%, 12/15/2044	235,000	237,205
Mid-America Apartments LP
3.750%, 06/15/2024	1,115,000	1,099,408
4.300%, 10/15/2023	825,000	854,698
Mizuho Bank Ltd.
2.650%, 09/25/2019 (S)	1,955,000	1,954,724
Morgan Stanley
2.375%, 07/23/2019	2,095,000	2,061,402
3.875%, 04/29/2024	1,165,000	1,164,126
4.350%, 09/08/2026	1,255,000	1,233,846
Morgan Stanley Company
5.375%, 10/15/2015	1,075,000	1,125,794
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)	1,911,000	2,045,584
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (S)	2,600,000	2,591,394
Sumitomo Mitsui Banking Corp.
1.350%, 07/11/2017	1,695,000	1,685,547
Sumitomo Mitsui Financial Group, Inc.
4.436%, 04/02/2024 (S)	990,000	1,014,408
Synchrony Financial
4.250%, 08/15/2024	965,000	965,400
Tanger Properties LP
3.875%, 12/01/2023	555,000	560,875
Teachers Insurance & Annuity Association Of
America
4.900%, 09/15/2044 (S)	940,000	957,976
The Bank Of Tokyo-Mitsubishi UFJ, Ltd.
2.350%, 09/08/2019 (S)	3,330,000	3,302,811
The Goldman Sachs Group, Inc.
3.850%, 07/08/2024	1,315,000	1,308,146
6.250%, 02/01/2041	430,000	520,826
6.750%, 10/01/2037	446,000	530,425
The Toronto-Dominion Bank
2.250%, 09/25/2019 (S)	2,770,000	2,775,676

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
WEA Finance LLC / Westfield UK &
Europe Finance PLC
2.700%, 09/17/2019 (S)	$550,000	$551,427
3.750%, 09/17/2024 (S)	580,000	578,599
WR Berkley Corp.
4.625%, 03/15/2022	588,000	628,885
4.750%, 08/01/2044	605,000	595,091
		86,626,718
Health care - 1.4%
Actavis Funding SCS
3.850%, 06/15/2024 (S)	1,360,000	1,318,728
4.850%, 06/15/2044 (S)	340,000	319,428
Amgen, Inc.
1.250%, 05/22/2017	2,090,000	2,079,159
3.625%, 05/22/2024	785,000	779,033
5.375%, 05/15/2043	525,000	571,789
Celgene Corp.
2.250%, 05/15/2019	1,045,000	1,040,349
4.625%, 05/15/2044	535,000	524,888
5.250%, 08/15/2043	460,000	499,403
McKesson Corp. 3.796%, 03/15/2024	625,000	630,422
Mylan, Inc. 5.400%, 11/29/2043	340,000	360,346
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	690,000	701,477
Thermo Fisher Scientific, Inc.
1.300%, 02/01/2017	1,285,000	1,281,150
3.600%, 08/15/2021	500,000	514,997
WellPoint, Inc.
3.125%, 05/15/2022	1,288,000	1,272,543
3.500%, 08/15/2024	695,000	677,999
5.100%, 01/15/2044	380,000	403,754
		12,975,465
Industrials - 0.9%
Burlington Northern Santa Fe LLC
4.550%, 09/01/2044	520,000	519,614
ERAC USA Finance LLC
3.850%, 11/15/2024 (S)	415,000	415,875
5.625%, 03/15/2042 (S)	1,207,000	1,363,162
L-3 Communications Corp.
3.950%, 05/28/2024	825,000	818,808
Northrop Grumman Corp.
3.250%, 08/01/2023	1,375,000	1,359,945
4.750%, 06/01/2043	1,045,000	1,074,121
Penske Truck Leasing Company LP
2.500%, 06/15/2019 (S)	1,345,000	1,337,706
Valmont Industries Inc 5.250%, 10/01/2054	550,000	537,029
Weatherford International, Ltd.
5.950%, 04/15/2042	625,000	671,321
		8,097,581
Information technology - 1.2%
Apple, Inc.
2.850%, 05/06/2021	2,260,000	2,266,794
3.450%, 05/06/2024	1,405,000	1,419,389
4.450%, 05/06/2044	755,000	773,300
Broadcom Corp. 4.500%, 08/01/2034	225,000	229,541
Google, Inc. 3.375%, 02/25/2024	605,000	617,755
MasterCard, Inc. 3.375%, 04/01/2024	1,415,000	1,423,108
Oracle Corp.
3.400%, 07/08/2024	1,295,000	1,290,245
4.300%, 07/08/2034	1,365,000	1,375,782
4.500%, 07/08/2044	555,000	561,836
Tencent Holdings, Ltd.
3.375%, 05/02/2019 (S)	1,235,000	1,248,610
		11,206,360
Materials - 0.6%
Alcoa, Inc. 5.125%, 10/01/2024	750,000	751,185
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/2043	535,000	586,908
Glencore Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	1,321,000	1,335,711
LYB International Finance BV
4.875%, 03/15/2044	645,000	658,301
Nucor Corp. 4.000%, 08/01/2023	500,000	512,261
The Mosaic Company
5.450%, 11/15/2033	310,000	342,660
5.625%, 11/15/2043	390,000	435,271
Vale Overseas, Ltd. 8.250%, 01/17/2034	475,000	595,954
		5,218,251
Telecommunication services - 1.7%
America Movil SAB de CV
3.125%, 07/16/2022	1,965,000	1,908,172
AT&T, Inc.
4.300%, 12/15/2042	490,000	447,793
4.350%, 06/15/2045	825,000	758,300
4.800%, 06/15/2044	755,000	742,710
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024 (S)	580,000	617,874
Telefonica Chile SA 3.875%, 10/12/2022 (S)	555,000	546,011
Verizon Communications, Inc.
1.350%, 06/09/2017	2,790,000	2,776,750
3.450%, 03/15/2021	995,000	1,009,991
4.862%, 08/21/2046 (S)	1,533,000	1,537,340
5.050%, 03/15/2034	955,000	1,011,832
5.150%, 09/15/2023	2,510,000	2,776,201
6.400%, 09/15/2033	1,053,000	1,281,281
		15,414,255
Utilities - 1.7%
Alabama Power Company 4.150%, 08/15/2044	360,000	357,299
Ameren Illinois Co 4.300%, 07/01/2044	370,000	373,451
American Electric Power Company, Inc.
1.650%, 12/15/2017	1,375,000	1,374,515
American Transmission Systems Inc
5.000%, 09/01/2044 (S)	560,000	563,123
Berkshire Hathaway Energy Company
5.150%, 11/15/2043	370,000	410,139
Connecticut Light & Power Company
4.300%, 04/15/2044	450,000	460,328
Consolidated Edison Company of New
York, Inc. 4.450%, 03/15/2044	170,000	172,828
Consumers Energy Company
4.350%, 08/31/2064	395,000	392,252
Dominion Resources Inc/va
5.750%, 10/01/2054 (P)	495,000	500,658
Dominion Resources, Inc. 8.875%, 01/15/2019	1,125,000	1,415,917
Duke Energy Corp. 3.750%, 04/15/2024	1,005,000	1,030,608
Duke Energy Ohio, Inc. 3.800%, 09/01/2023	535,000	559,952
Electricite de France SA
6.000%, 01/22/2114 (S)	855,000	969,750
Pacific Gas & Electric Company
3.250%, 06/15/2023	500,000	495,151
PacifiCorp 3.600%, 04/01/2024	1,175,000	1,207,960

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Potomac Electric Power Company
3.600%, 03/15/2024	$535,000	$550,381
PPL Capital Funding, Inc. 3.950%, 03/15/2024	565,000	580,979
Public Service Co Of Colorado
4.300%, 03/15/2044	330,000	338,127
Public Service Electric & Gas Company
4.000%, 06/01/2044	1,230,000	1,204,982
Puget Energy, Inc. 6.000%, 09/01/2021	1,560,000	1,814,261
Southwestern Electric Power Company
3.550%, 02/15/2022	440,000	450,775
		15,223,436
TOTAL CORPORATE BONDS (Cost $213,971,442)		$216,219,467

MUNICIPAL BONDS - 1.8%
County of Clark (Nevada) 6.820%, 07/01/2045	1,730,000	2,363,388
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,665,000	2,358,572
New Jersey State Turnpike Authority
7.102%, 01/01/2041	2,188,000	3,035,566
North Texas Tollway Authority
6.718%, 01/01/2049	1,991,000	2,748,396
Port Authority of New York & New Jersey
4.458%, 10/01/2062	2,246,000	2,240,160
State of California 7.600%, 11/01/2040	1,495,000	2,211,344
State of Illinois, GO 5.877%, 03/01/2019	490,000	544,307
The Ohio State University 4.800%, 06/01/2111	679,000	716,718
TOTAL MUNICIPAL BONDS (Cost $12,889,340)		$16,218,451

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.6%
Commercial and residential - 5.0%
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P) (S)	1,420,000	1,575,663
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.753%, 03/10/2047	508,000	522,748
Series 2014-GC19, Class AAB,
3.552%, 03/10/2047	1,279,000	1,323,046
Commercial Mortgage Pass
Through Certificates
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	1,512,000	1,624,475
Series 2012-LC4, Class A3,
3.069%, 12/10/2044	1,141,000	1,168,910
Series 2013-CR7, Class A4,
3.213%, 03/10/2046	258,000	257,465
Series 2014-CR18, Class ASB,
3.452%, 07/15/2047	618,000	632,932
Series 2014-CR19, Class A5,
3.796%, 08/10/2047	1,314,000	1,342,924
Series 2014-LC15, Class ASB,
3.528%, 04/10/2047	1,063,000	1,095,310
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	2,719,000	2,770,879
Series 2014-UBS5, Class A4,
3.838%, 09/10/2047	1,008,000	1,037,548
Series 2014-UBS5, Class ASB,
3.548%, 09/10/2047	358,000	368,267
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C5, Class A4
5.100%, 08/15/2038 (P)	559,429	570,946
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	1,678,764	1,733,683
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	211,000	235,632
Series 2011-LC2A, Class A4,
4.537%, 07/10/2044 (S)	1,391,000	1,518,641
Greenwich Capital Commercial
Funding Corp., Series 2005-GG5, Class A5
5.224%, 04/10/2037 (P)	1,187,000	1,215,644
GS Mortgage Securities Trust,
Series 2014-GC18, Class AAB
3.648%, 01/10/2047	1,114,000	1,157,271
GS Mortgage Securities Trust
3.650%, 09/12/2047	284,000	293,536
Series 2005-GG4, Class A4A,
4.751%, 07/10/2039	562,062	566,393
Series 2013-GC16, Class A3,
4.244%, 11/10/2046	875,000	936,026
Series 2013-GC16, Class AAB,
3.813%, 11/10/2046	1,739,000	1,829,054
Series 2014-GC18, Class A4,
4.074%, 01/10/2047	332,000	348,468
Series 2014-GC20, Class AAB,
3.672%, 04/10/2047	1,387,000	1,440,714
Impact Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	3,560,246	4,006,957
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class ASB,
3.428%, 08/15/2047	535,000	547,564
Series 2014-C22, Class A4,
3.801%, 09/15/2047	329,000	337,638
Series 2014-C23, Class ASB,
3.657%, 09/15/2047	700,000	724,598
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	2,788,000	2,967,659
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	508,046	526,403
Series 2012-C8, Class ASB,
2.379%, 10/15/2045	875,000	863,407
JPMorgan Mortgage Trust, Series 2014-IVR3,
Class 2A1 3.000%, 09/25/2044 (P) (S)	557,000	562,744
LB-UBS Commercial Mortgage Trust,
Series 2004-C8, Class A6
4.799%, 12/15/2029 (P)	1,203	1,204
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-7, Class A4
5.810%, 06/12/2050 (P)	2,451,000	2,666,624
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C6, Class A3,
2.506%, 11/15/2045	1,593,000	1,575,812
Series 2013-C10, Class A1,
1.394%, 07/15/2046	1,635,790	1,645,351
Series 2014-C15, Class ASB,
3.654%, 04/15/2047	1,132,000	1,172,050
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A2
3.476%, 06/15/2044 (S)	1,537,000	1,591,651

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Motel 6 Trust, Series 2012-MTL6, Class A2
1.948%, 10/05/2025 (S)	$1,431,000	$1,430,378
		46,186,215
U.S. government agency - 3.6%
Federal Home Loan Mortgage Corp.
Series 2014-HQ1, Class M1,
1.807%, 08/25/2024 (P)	1,536,307	1,539,707
Series 2980, Class QA, 6.000%, 05/15/2035	1,690,734	1,880,712
Series 336, Class 300, 3.000%, 08/15/2044	9,347,381	9,223,529
Series 3529, Class AG, 6.500%, 04/15/2039	1,606,681	1,780,112
Series 3622, Class WA, 5.500%, 09/15/2039	2,475,469	2,775,959
Series 3664, Class DA, 4.000%, 11/15/2037	975,778	1,038,099
Series 3876, Class NB, 5.000%, 08/15/2038	2,065,759	2,242,369
Series T-48, Class 1A,
5.686%, 07/25/2033 (P)	49,689	55,950
Series T-57, Class 1A2, 7.000%, 07/25/2043	646,500	741,897
Series T-57, Class 1A3, 7.500%, 07/25/2043	500,395	594,270
Series T-59, Class 1A3, 7.500%, 10/25/2043	692,844	818,872
Series T-60, Class 1A3, 7.500%, 03/25/2044	718,674	853,587
Federal National Mortgage Association
Series 2002-33, Class A2,
7.500%, 06/25/2032	523,036	612,219
Series 2002-95, Class DB,
6.000%, 01/25/2033	2,114,158	2,378,373
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	1,011,000	1,093,018
Series 2005-5, Class PA,
5.000%, 01/25/2035	655,652	706,473
Series 2006-56, Class CA,
6.000%, 07/25/2036	417,326	457,619
Series 2009-20, Class DT,
4.500%, 04/25/2039	1,938,955	2,069,961
Series 2012-134, Class LC,
3.000%, 12/25/2042	1,590,191	1,580,967
Series 2013-9, Class CB,
5.500%, 04/25/2042	161,158	178,803
		32,622,496
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $78,683,061)		$78,808,711

ASSET BACKED SECURITIES - 15.8%
Ally Auto Receivables Trust
Series 2010-5, Class A4,
1.750%, 03/15/2016	994,744	996,157
Series 2011-5, Class A4,
1.320%, 07/15/2016	893,402	895,808
Series 2012-1, Class A3,
0.930%, 02/16/2016	144,235	144,354
Series 2012-2, Class A3,
0.740%, 04/15/2016	743,316	743,917
Series 2013-1, Class A4,
0.840%, 02/15/2018	1,504,000	1,500,663
Series 2014-1, Class A4,
1.530%, 04/15/2019	6,074,000	6,054,691
Series 2014-2, Class A4,
1.840%, 01/15/2020	213,000	212,985
Ally Master Owner Trust
Series 2012-5, Class A, 1.540%, 09/15/2019	1,295,000	1,287,444
Series 2014-4, Class A2,
1.430%, 06/17/2019	1,954,000	1,947,003
American Express Credit Account
Master Trust, Series 2012-4, Class A
0.394%, 05/15/2020 (P)	4,224,000	4,214,158
American Express Issuance Trust II,
Series 2013-2, Class A
0.584%, 08/15/2019 (P)	2,275,000	2,280,430
AmeriCredit Automobile Receivables Trust,
Series 2013-2, Class A2
0.530%, 11/08/2016	146,522	146,551
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A
1.920%, 09/20/2019 (S)	2,053,000	2,035,336
BA Credit Card Trust, Series 2014-A3,
Class A
0.444%, 01/15/2020 (P)	3,899,000	3,899,538
Bank of America Credit Card Trust,
Series 2007-A4, Class A4
0.194%, 11/15/2019 (P)	1,523,000	1,512,822
California Republic Auto Receivables Trust
Series 2014-2, Class A4,
1.570%, 12/16/2019	559,000	555,610
Series 2014-3, Class A4,
1.790%, 03/16/2020	495,000	493,579
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	3,059,000	3,063,521
Series 2013-2, Class A2,
0.920%, 09/20/2016	1,578,000	1,580,885
Series 2013-2, Class A4,
1.560%, 07/20/2018	838,000	844,764
Series 2013-3, Class A4,
1.680%, 04/20/2018	539,000	544,574
Series 2013-4, Class A3,
1.090%, 03/20/2018	1,339,000	1,341,208
Series 2013-4, Class A4,
1.470%, 07/20/2018	1,821,000	1,824,881
Series 2014-1, Class A3,
1.320%, 06/20/2018	2,176,000	2,183,810
Series 2014-1, Class A4,
1.690%, 10/22/2018	1,926,000	1,928,671
Series 2014-2, Class A1,
0.454%, 06/20/2016 (P)	1,956,000	1,956,599
Series 2014-2, Class A3,
1.260%, 05/21/2018	3,299,000	3,295,955
Series 2014-2, Class A4,
1.620%, 10/22/2018	943,000	944,799
Capital One Multi-Asset Execution Trust,
Series 2013-A1, Class A1
0.630%, 11/15/2018	329,000	328,566
Chase Issuance Trust
Series 2012-A2, Class A2,
0.424%, 05/15/2019 (P)	2,375,000	2,381,192
Series 2012-A8, Class A8,
0.540%, 10/16/2017	1,258,000	1,257,918
Series 2013-A7, Class A,
0.584%, 09/15/2020 (P)	1,976,000	1,984,264
Series 2013-A9, Class A,
0.574%, 11/16/2020 (P)	3,107,000	3,113,431
Series 2014-A5, Class A5,
0.524%, 04/15/2021 (P)	415,000	415,782
Series 2014-A6, Class A,
1.260%, 07/15/2019	573,000	570,913

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Chrysler Capital Auto Receivables Trust,
Series 2014-BA, Class A3
1.270%, 05/15/2019 (S)	$561,000	$560,911
Citibank Credit Card Issuance Trust
Series 2012-A1, Class A1,
0.550%, 10/10/2017	594,000	594,137
Series 2013-A7, Class A7,
0.584%, 09/10/2020 (P)	4,557,000	4,574,608
Series 2014-A6, Class A6,
2.150%, 07/15/2021	4,193,000	4,177,410
Series 2014-A8, Class A8,
1.730%, 04/09/2020	1,128,000	1,127,878
Discover Card Execution Note Trust
Series 2013-A5, Class A5,
1.040%, 04/15/2019	552,000	551,679
Series 2014-A1, Class A1,
0.584%, 07/15/2021 (P)	1,827,000	1,830,144
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class A, 1.920%, 01/15/2019	2,601,000	2,642,052
Series 2014-1, Class A1,
1.200%, 02/15/2019	2,640,000	2,631,172
MBNA Credit Card Master Note Trust,
Series 2004-A3, Class A3
0.414%, 08/16/2021 (P)	2,385,000	2,372,796
MMCA Auto Owner Trust, Series 2011-A,
Class A4
2.020%, 10/17/2016 (S)	262,021	262,947
Navient Student Loan Trust, Series 2014-1,
Class A2
0.465%, 03/27/2023 (P)	1,040,000	1,040,360
Nelnet Student Loan Trust
Series 2004-3, Class A5,
0.414%, 10/27/2036 (P)	2,593,656	2,568,189
Series 2006-1, Class A4,
0.325%, 11/23/2022 (P)	1,124,317	1,122,438
Series 2006-2, Class A4,
0.314%, 10/26/2026 (P)	2,465,918	2,461,438
Series 2007-1, Class A1,
0.245%, 11/27/2018 (P)	261,360	261,226
Series 2007-2A, Class A3L,
0.584%, 03/25/2026 (P) (S)	4,198,933	4,170,897
Series 2010-4, Class A,
0.955%, 04/25/2046 (P) (S)	751,446	759,226
Series 2014-3A, Class A,
0.735%, 06/25/2041 (P) (S)	5,026,657	5,023,133
Nissan Auto Receivables Owner Trust,
Series 2014-A, Class A2
0.420%, 11/15/2016	1,067,976	1,067,885
Santander Drive Auto Receivables Trust
Series 2012-5, Class A3,
0.830%, 12/15/2016	167,404	167,480
Series 2012-6, Class A3,
0.620%, 07/15/2016	13,067	13,068
Series 2013-3, Class A2,
0.550%, 09/15/2016	484,507	484,579
SLC Student Loan Trust, Series 2007-2,
Class A2
0.634%, 05/15/2028 (P)	605,077	605,135
SLM Private Education Loan Trust
Series 2012-A, Class A1,
1.554%, 08/15/2025 (P) (S)	2,959,182	2,995,426
Series 2012-C, Class A1,
1.254%, 08/15/2023 (P) (S)	1,635,967	1,647,149
Series 2012-D, Class A2,
2.950%, 02/15/2046 (S)	706,000	728,019
Series 2012-E, Class A2B,
1.904%, 06/15/2045 (P) (S)	2,433,000	2,512,228
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	2,627,000	2,558,275
Series 2013-C, Class A1,
1.004%, 02/15/2022 (P) (S)	2,613,977	2,626,406
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	867,000	885,570
Series 2014-A, Class A1,
0.754%, 07/15/2022 (P) (S)	624,161	624,628
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	1,520,000	1,522,639
SLM Student Loan Trust
Series 2005-5, Class A3,
0.334%, 04/25/2025 (P)	442,605	441,190
Series 2005-6, Class A5B,
1.434%, 07/27/2026 (P)	825,120	839,745
Series 2005-9, Class A5,
0.354%, 01/27/2025 (P)	1,007,999	1,006,116
Series 2006-3, Class A5,
0.334%, 01/25/2021 (P)	1,857,000	1,833,126
Series 2006-5, Class A5,
0.344%, 01/25/2027 (P)	5,009,000	4,957,913
Series 2007-2, Class B,
0.404%, 07/25/2025 (P)	682,000	615,697
Series 2007-7, Class A4,
0.304%, 04/25/2022 (P)	239,138	238,907
Series 2008-5, Class A3,
1.534%, 01/25/2018 (P)	579,258	582,794
Series 2010-1, Class A,
0.555%, 03/25/2025 (P)	2,506,569	2,506,509
Series 2012-3, Class A,
0.805%, 12/26/2025 (P)	1,466,458	1,477,377
Series 2012-6, Class B,
1.155%, 04/27/2043 (P)	1,228,000	1,144,354
Series 2013-1, Class B,
1.955%, 11/25/2043 (P)	336,000	336,667
Series 2013-2, Class B,
1.656%, 06/25/2043 (P)	1,009,000	986,055
Series 2013-3, Class A2,
0.455%, 05/26/2020 (P)	1,225,000	1,224,288
Series 2013-3, Class B,
1.655%, 09/25/2043 (P)	993,000	969,297
Series 2013-5, Class A2,
0.555%, 10/26/2020 (P)	1,553,000	1,556,946
Series 2013-6, Class A2,
0.655%, 02/25/2021 (P)	864,000	866,201
Series 2013-6, Class A3,
0.805%, 06/26/2028 (P)	1,420,000	1,415,754
Series 2013-B, Class A1,
0.804%, 07/15/2022 (P) (S)	1,172,285	1,173,966
Series 2014-1, Class A2,
0.535%, 07/26/2021 (P)	1,642,000	1,646,233
Series 2014-2, Class A3,
0.745%, 03/26/2029 (P)	1,433,000	1,440,932
Trade Maps 1, Ltd., Series 2013-1A, Class A
0.854%, 12/10/2018 (P) (S)	2,120,000	2,125,737
TOTAL ASSET BACKED SECURITIES (Cost $144,623,531)		$145,039,711

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 0.6%
John Hancock Collateral
Investment Trust, 0.1178% (W) (Y)	581,299	5,817,114
TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,816,998)		$5,817,114

SHORT-TERM INVESTMENTS - 1.0%
Money market funds - 1.0%
State Street Institutional Liquid Reserves
Fund, 0.0853% (Y)	9,433,778	9,433,778
TOTAL SHORT-TERM INVESTMENTS (Cost $9,433,778)		$9,433,778
Total Investments (Core Bond Trust)
(Cost $1,002,745,436) - 110.3%		$1,010,413,189
Other assets and liabilities, net - (10.3%)		(94,635,848)
TOTAL NET ASSETS - 100.0%		$915,777,341

SALE COMMITMENTS OUTSTANDING - (0.2)%
U.S. government agency - (0.2)%
Federal National Mortgage Association
3.500%, TBA (C)	(1,700,000)	(1,755,383)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(1,733,469))		$(1,755,383)

Core Strategy Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 0.0%
Consumer discretionary - 0.0%
Household durables - 0.0%
Urbi Desarrollos Urbanos SAB de CV (I)	6,600	$772
Consumer staples - 0.0%
Food products - 0.0%
Chaoda Modern Agriculture Holdings, Ltd. (I)	28,480	854
Financials - 0.0%
Banks - 0.0%
Irish Bank Resolution Corp., Ltd. (I)	3,621	0
Diversified financial services - 0.0%
SNS REAAL NV (I)	1,920	0
		0
Health care - 0.0%
Health care providers and services - 0.0%
Medcath Corp. (I)	500	685
Industrials - 0.0%
Airlines - 0.0%
Virgin Australia Holdings, Ltd.	16,061	70
Metals and mining - 0.0%
China Metal Recycling Holdings, Ltd. (I)	7,800	0
		70
Materials - 0.0%
Metals and mining - 0.0%
Timminco, Ltd. (I)	300	2
COMMON STOCKS (continued)
Paper and forest products - 0.0%
Gunns, Ltd. (I)	11,710	$0
		2
TOTAL COMMON STOCKS (Cost $111,396)		$2,383

INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Bond Trust, Series NAV (John Hancock) (A)(1)	86,567,794	1,190,307,163
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	161,668,917	2,748,371,584
TOTAL INVESTMENT COMPANIES (Cost $3,782,220,496)		$3,938,678,747
Total Investments (Core Strategy Trust)
(Cost $3,782,331,892) - 100.0%		$3,938,681,130
Other assets and liabilities, net - 0.0%		439,911
TOTAL NET ASSETS - 100.0%		$3,939,121,041

Emerging Markets Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.9%
Australia - 0.0%
MMG, Ltd.	908,000	$317,492
Brazil - 6.5%
Banco ABC Brasil SA (I)	1,866	10,063
Banco Alfa de Investimento SA	35,100	91,200
Banco Santander Brasil SA, ADR	1,109,195	7,254,112
Bematech SA	89,350	297,134
BHG SA - Brazil Hospitality Group (I)	12,100	88,683
Brasil Pharma SA (I)	46,300	71,311
BrasilAgro - Companhia Brasileira de
Propriedades Agricolas	12,800	47,377
Brookfield Incorporacoes SA (I)	606,694	379,222
Cia Providencia Industria e Comercio SA	52,100	174,536
CR2 Empreendimentos Imobiliarios SA (I)	9,300	10,372
Even Construtora e Incorporadora SA	261,400	582,016
Fertilizantes Heringer SA (I)	15,250	39,188
Fibria Celulose SA (I)	55,198	605,256
Fibria Celulose SA, ADR (I)(L)	180,847	1,989,317
Forjas Taurus SA (I)	15,575	5,409
Gafisa SA	27,961	33,813
Gafisa SA, ADR (L)	77,709	185,725
Gerdau SA	169,029	693,311
Gerdau SA, ADR	419,641	2,014,277
Industrias Romi SA	111,700	194,400
JBS SA	669,361	2,502,156
JHSF Participacoes SA	21,100	30,946
Log-in Logistica Intermodal SA (I)	79,900	176,921
Magnesita Refratarios SA	311,656	401,069
MMX Mineracao e Metalicos SA (I)	45,434	10,580
MRV Engenharia e Participacoes SA	168,165	564,042
Paranapanema SA (I)	427,650	368,641
PDG Realty SA Empreendimentos
e Participacoes (I)	875,989	393,663
Petroleo Brasileiro SA	566,718	3,993,825
Petroleo Brasileiro SA, ADR	961,096	14,310,719
Petroleo Brasileiro SA, ADR	671,709	9,531,551
Positivo Informatica SA	36,800	31,873

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Profarma Distribuidora de
Produtos Farmaceuticos SA	18,400	$84,492
QGEP Participacoes SA	47,960	182,024
Rodobens Negocios Imobiliarios SA	63,500	260,719
Rossi Residencial SA (I)	319,326	140,894
Sao Carlos Empreendimentos
e Participacoes SA	7,005	102,739
Sao Martinho SA	2,592	41,616
SLC Agricola SA	52,278	350,478
Springs Global Participacoes SA (I)	185,253	56,005
Tecnisa SA	48,022	96,917
Tereos Internacional SA	72,800	77,031
TPI - Triunfo Participacoes e Investimentos SA	35,010	85,102
Trisul SA	56,446	88,782
Usinas Siderurgicas de Minas Gerais SA (I)	274,100	743,550
Vale SA	773,601	8,485,829
Vanguarda Agro SA (I)	170,452	139,272
		58,018,158
Chile - 1.8%
CAP SA	20,760	220,042
Cementos BIO BIO SA	50,384	43,708
Cencosud SA	380,469	1,123,935
Cencosud SA, ADR (L)	2,400	21,624
Cia General de Electricidad SA	80,427	382,356
Cia Sud Americana de Vapores SA (I)	2,902,464	108,588
Corpbanca SA	6,649,828	84,928
Corpbanca SA, ADR	1,533	29,464
Cristalerias de Chile SA	66,213	453,764
Empresas CMPC SA	1,567,670	3,706,499
Empresas COPEC SA	2,369	29,084
Empresas Hites SA	46,731	21,457
Empresas Iansa SA	1,776,092	60,793
Empresas La Polar SA (I)	137,543	9,369
Enersis SA, ADR	427,137	6,740,222
Gasco SA	118,946	785,653
Inversiones Aguas Metropolitanas SA	215,464	329,845
Invexans SA (I)	10,353,871	138,482
Latam Airlines Group SA (I)	57,481	657,824
Latam Airlines Group SA, ADR (I)(L)	12,142	138,055
Masisa SA	5,383,654	215,845
PAZ Corp., SA	126,971	72,105
Ripley Corp. SA	552,472	297,748
Salfacorp SA	138,015	103,609
Sigdo Koppers SA	20,631	34,345
Sociedad Matriz SAAM SA	1,923,287	158,681
Socovesa SA	315,706	64,336
Tech Pack SA (I)	103,539	48,753
Vina Concha y Toro SA	47,974	93,587
Vina San Pedro Tarapaca SA	19,029,176	153,607
		16,328,308
China - 11.2%
361 Degrees International, Ltd.	523,000	144,097
Agile Property Holdings, Ltd.	856,000	525,591
Agricultural Bank of China, Ltd., H Shares	10,499,000	4,646,828
Air China, Ltd., H Shares	1,010,000	639,650
Aluminum Corp. of China, Ltd.,
H Shares (I)(L)	2,072,000	842,968
Angang Steel Company, Ltd., H Shares	1,026,000	649,431
Anhui Tianda Oil Pipe Company, Ltd.,
H Shares	135,000	25,372
Asia Cement China Holdings Corp.	265,500	163,049
AVIC International Holdings, Ltd. (I)	152,000	108,406
Bank of China, Ltd., H Shares	32,963,694	14,724,782
Bank of Communications Company, Ltd.,
H Shares	4,794,876	3,352,619
Baoye Group Company, Ltd., H Shares	376,000	234,379
BBMG Corp., H Shares	550,000	379,428
Beijing Capital International Airport
Company, Ltd., H Shares	1,636,000	1,247,568
Beijing Capital Land, Ltd., H Shares	1,272,000	439,322
Beijing North Star Company, H Shares	866,000	233,195
BYD Electronic International Company, Ltd.	643,500	744,991
Central China Real Estate, Ltd.	531,732	125,283
China Aoyuan Property Group, Ltd.	1,387,000	221,543
China Automation Group, Ltd.	388,000	76,841
China CITIC Bank Corp., Ltd., H Shares	4,015,775	2,432,935
China Coal Energy Company, Ltd., H Shares	2,460,000	1,436,156
China Communications Construction
Company, Ltd., H Shares	2,699,555	1,948,089
China Communications Services Corp., Ltd.,
H Shares	787,200	363,870
China Construction Bank Corp., H Shares	6,177,000	4,327,779
China Dongxiang Group Company	2,254,000	423,073
China Dredging Environment
Protection Holdings, Ltd. (I)	116,000	27,896
China Great Star International, Ltd. (I)	23,679	61,466
China Huiyuan Juice Group, Ltd. (I)	817,000	348,413
China ITS Holdings Company, Ltd.	528,000	79,528
China Merchants Bank Company, Ltd.,
H Shares (L)	1,997,000	3,409,288
China National Building Material
Company, Ltd., H Shares	2,256,000	2,047,496
China National Materials Company, Ltd.,
H Shares	832,000	191,712
China Petroleum & Chemical Corp., ADR (L)	158,380	13,836,077
China Qinfa Group, Ltd.	424,000	19,128
China Railway Construction Corp., H Shares	1,395,665	1,264,748
China Railway Group, Ltd., H Shares	1,980,000	1,048,531
China Rare Earth Holdings, Ltd. (I)	1,000,000	131,196
China Rongsheng Heavy Industry
Group Company, Ltd. (I)(L)	2,016,000	353,099
China SCE Property Holdings, Ltd.	535,200	103,302
China Shanshui Cement Group, Ltd.	1,166,000	416,326
China Shipping Container Lines Company, Ltd.,
H Shares (I)	2,385,150	634,695
China Shipping Development Company, Ltd.,
H Shares (I)	596,000	373,813
China Southern Airlines Company, Ltd.,
H Shares	1,320,000	432,217
China Taifeng Beddings Holdings, Ltd.	204,000	30,460
China Tontine Wines Group, Ltd. (I)	248,000	10,841
China Yurun Food Group, Ltd. (I)	905,000	401,749
China ZhengTong Auto Services Holdings, Ltd.	277,500	162,349
China Zhongwang Holdings, Ltd. (L)	876,000	435,234
Chongqing Iron & Steel Company, Ltd.,
H Shares (I)	286,000	65,262
Chongqing Machinery & Electric
Company, Ltd., H Shares	632,000	97,547
Chu Kong Petroleum & Natural Gas Steel
Pipe Holdings, Ltd.	312,000	102,467
Comtec Solar Systems Group, Ltd. (I)(L)	492,000	89,193
Dalian Port PDA Company, Ltd., H Shares	586,000	192,973
Daphne International Holdings, Ltd.	172,000	86,953
Dongyue Group, Ltd.	310,000	116,097
Evergrande Real Estate Group, Ltd. (L)	4,357,000	1,625,507
The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Evergreen International Holdings, Ltd.	122,000	$13,655
Fantasia Holdings Group Company, Ltd. (L)	763,500	82,442
Fosun International, Ltd.	1,239,000	1,483,995
Fufeng Group, Ltd.	225,200	111,332
GOME Electrical Appliances Holdings, Ltd.	2,937,000	479,160
Greenland Hong Kong Holdings, Ltd.	353,625	135,644
Greentown China Holdings, Ltd.	397,000	371,740
Guangshen Railway Company, Ltd., ADR	35,688	701,626
Guangzhou Automobile Group Company, Ltd.,
H Shares	512,415	494,425
Guangzhou R&F Properties Company, Ltd.,
H Shares	736,400	743,347
Guodian Technology & Environment
Group Corp., Ltd., H Shares	219,000	44,501
Hainan Meilan International Airport
Company, Ltd., H Shares	201,000	157,861
Harbin Electric Company, Ltd., H Shares	888,000	532,254
Hidili Industry
International Development, Ltd. (I)(L)	1,278,000	142,803
Industrial & Commercial Bank of China, Ltd.,
H Shares	12,424,000	7,749,038
Jiangxi Copper Company, Ltd., H Shares	768,000	1,271,106
Jingwei Textile Machinery Company, Ltd.,
H Shares	16,000	16,190
Kaisa Group Holdings, Ltd. (L)	1,211,000	463,001
KWG Property Holding, Ltd.	1,117,013	785,384
Leoch International Technology, Ltd. (I)	102,000	21,018
Lianhua Supermarket Holdings Company, Ltd.,
H Shares (I)	114,000	61,095
Lingbao Gold Company, Ltd., H Shares	68,000	11,498
Lonking Holdings, Ltd. (L)	1,208,000	217,218
Maanshan Iron & Steel Company, Ltd.,
H Shares (I)(L)	1,866,000	405,584
Maoye International Holdings, Ltd.	1,161,000	193,091
Metallurgical Corp. of China, Ltd., H Shares	2,211,000	603,674
O-Net Communications Group, Ltd.	244,000	66,785
Parkson Retail Group, Ltd.	807,000	234,439
Peak Sport Products Company, Ltd.	570,000	164,991
Powerlong Real Estate Holdings, Ltd.	816,000	105,047
Qunxing Paper Holdings Company, Ltd. (I)	634,371	168,624
Renhe Commercial
Holdings Company, Ltd. (I)(L)	4,204,000	175,870
Sany Heavy Equipment International
Holdings Company, Ltd.	451,000	100,330
Semiconductor Manufacturing
International Corp., ADR (I)	130,196	662,698
Semiconductor
Manufacturing International Corp. (I)	4,521,000	459,124
Shandong Chenming Paper Holdings, Ltd.,
H Shares	335,500	161,400
Shanghai Jin Jiang International Hotels Group
Company, Ltd., H Shares	368,000	131,909
Shanghai Prime Machinery Company, Ltd.,
H Shares	962,000	179,939
Shengli Oil & Gas Pipe Holdings, Ltd.	268,500	15,892
Shui On Land, Ltd.	3,965,461	888,724
Sijia Group Company (I)	93,000	16,409
Sino-Ocean Land Holdings, Ltd.	3,556,715	1,865,779
Sinotrans, Ltd., H Shares	1,983,000	1,439,142
Sinotruk Hong Kong, Ltd.	836,500	454,007
SOHO China, Ltd.	2,018,500	1,460,039
Sunac China Holdings, Ltd.	830,000	628,455
Tiangong International Company, Ltd. (L)	624,000	145,496
Tianneng Power International, Ltd.	592,000	200,210
Tonly Electronics Holdings, Ltd.	1,520	1,259
Travelsky Technology, Ltd., H Shares	653,500	705,396
Weiqiao Textile Company, H Shares	603,000	300,644
West China Cement, Ltd.	1,894,000	177,593
Winsway Enterprises Holdings, Ltd. (I)	1,112,000	54,254
Xiamen International Port Company, Ltd.,
H Shares	1,372,000	315,928
Xingda International Holdings, Ltd.	607,000	208,619
Xinhua Winshare Publishing and Media
Company, Ltd., H Shares	614,000	540,464
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares (I)	903,000	182,143
XTEP International Holdings, Ltd.	47,000	21,322
Yanzhou Coal Mining Company, Ltd., ADR	2,535	20,610
Yanzhou Coal Mining Company, Ltd., H Shares	1,276,000	1,047,102
Yuanda China Holdings, Ltd.	830,000	47,874
Yuzhou Properties Company	325,080	69,483
Zhejiang Glass Company, Ltd., H Shares (I)	162,000	0
Zhong An Real Estate, Ltd.	801,600	104,359
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	1,098,400	640,611
		100,108,460
Colombia - 0.3%
Cementos Argos SA	12,272	65,451
Grupo Argos SA	20,634	231,305
Grupo de Inversiones Suramericana SA	105,279	2,112,864
Grupo Nutresa SA	28,795	393,888
		2,803,508
Czech Republic - 0.5%
CEZ AS	100,718	3,061,934
Pegas Nonwovens SA	17,059	515,296
Unipetrol AS (I)	196,877	1,112,934
		4,690,164
Greece - 0.3%
Alpha Bank AE (I)	895,279	694,045
Bank of Greece	1,882	28,601
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	17,059	5,259
Ellaktor SA (I)	80,249	309,112
GEK Terna Holding Real
Estate Construction SA (I)	57,356	231,791
Hellenic Petroleum SA	50,445	329,958
Intracom Holdings SA (I)	102,565	62,558
Intralot SA-Integrated Lottery Systems
& Services (I)	22,591	45,680
J&P-Avax SA (I)	935	1,407
Marfin Investment Group Holdings SA (I)	448,897	173,578
Mytilineos Holdings SA (I)	54,223	422,668
Piraeus Bank SA (I)	16,371	27,710
Sidenor Holdings SA (I)	188	275
		2,332,642
Hong Kong - 3.7%
AMVIG Holdings, Ltd.	494,000	225,781
Anxin-China Holdings, Ltd.	1,648,000	167,721
Asian Citrus Holdings, Ltd.	499,000	103,546
AVIC International Holdings
Hong Kong, Ltd. (I)	1,840,152	184,618
C C Land Holdings, Ltd.	1,048,084	183,104
Carrianna Group Holdings Company, Ltd.	182,675	26,535

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Chaoda Modern
Agriculture Holdings, Ltd. (I)(L)	3,056,474	$91,696
Chigo Holding, Ltd. (I)	2,796,000	65,429
China Aerospace International Holdings, Ltd.	1,971,200	268,728
China Agri-Industries Holdings, Ltd.	1,232,300	467,520
China Chengtong Development Group, Ltd. (I)	526,000	27,117
China Energine International Holdings, Ltd. (I)	463,853	56,669
China Everbright, Ltd.	362,000	677,005
China Fiber Optic Network
System Group, Ltd. (L)	334,000	96,548
China Glass Holdings, Ltd.	238,000	29,105
China High Precision
Automation Group, Ltd. (I)	18,000	2,874
China High Speed Transmission Equipment
Group Company, Ltd. (I)	938,000	761,175
China Lumena New Materials Corp. (I)(L)	2,036,000	327,759
China Merchants Land, Ltd.	942,000	123,549
China New Town
Development Company, Ltd. (I)	1,505,165	76,356
China Nickel Resources
Holding Company, Ltd. (I)	518,000	17,011
China Ocean Resources Company, Ltd. (I)	22,990	27,883
China Precious Metal Resources
Holdings Company, Ltd. (I)(L)	1,726,000	204,548
China Properties Group, Ltd. (I)	724,000	149,948
China Resources Enterprises, Ltd.	60,000	142,027
China South City Holdings, Ltd.	556,000	258,268
China Starch Holdings, Ltd.	1,415,000	34,785
China Tianyi Holdings, Ltd.	248,000	34,093
China Travel International Investment
Hong Kong, Ltd.	3,656,000	1,079,544
China Unicom Hong Kong, Ltd.	1,202,000	1,802,692
China Unicom Hong Kong, Ltd., ADR (L)	151,473	2,276,639
China Vanadium Titano - Magnetite
Mining Company, Ltd.	548,000	57,895
China WindPower Group, Ltd. (I)	390,000	30,988
CITIC Pacific, Ltd.	719,130	1,207,591
CITIC Resources Holdings, Ltd. (I)	2,644,000	401,278
Citychamp Watch & Jewellery Group, Ltd.	716,000	105,929
Clear Media, Ltd.	52,000	54,113
Coastal Greenland, Ltd. (I)	780,000	27,638
Comba Telecom Systems Holdings, Ltd.	248,000	112,206
COSCO International Holdings, Ltd.	925,625	407,607
COSCO Pacific, Ltd.	1,381,265	1,835,539
DaChan Food Asia, Ltd. (I)	612,000	78,006
Dah Chong Hong Holdings, Ltd.	432,000	249,850
Dynasty Fine Wines Group, Ltd. (I)	330,000	61,199
EVA Precision Industrial Holdings, Ltd.	112,000	26,056
Franshion Properties China, Ltd.	3,012,000	740,301
Global Bio-Chem Technology
Group Company, Ltd. (I)	2,520,000	97,614
Global Sweeteners Holdings, Ltd. (I)	148,000	7,655
Glorious Property Holdings, Ltd. (I)	2,284,000	349,874
Golden Meditech Holdings, Ltd.	654,364	106,145
Goldlion Holdings, Ltd.	261,000	108,941
Heng Tai Consumables Group, Ltd. (I)	3,363,862	57,173
Hengdeli Holdings, Ltd.	968,000	154,589
HKC Holdings, Ltd. (I)	4,298,149	105,053
Hopson Development Holdings, Ltd. (I)	850,000	731,955
Hutchison Harbour Ring, Ltd. (L)	732,000	59,313
Inspur International, Ltd.	488,000	117,409
Ju Teng International Holdings, Ltd.	528,000	303,834
Kai Yuan Holdings, Ltd. (I)	2,980,000	46,214
Kingboard Chemical Holdings, Ltd.	734,130	1,457,624
Kingboard Laminates Holdings, Ltd.	546,500	228,507
Lai Fung Holdings, Ltd.	8,970,000	190,179
Loudong General Nice Resources
China Holdings, Ltd. (I)	590,400	38,824
MIE Holdings Corp.	644,000	84,626
MIN XIN Holdings, Ltd.	116,000	68,607
Mingyuan Medicare
Development Company, Ltd. (I)	1,300,000	43,538
Minmetals Land, Ltd.	798,000	90,286
Nan Hai Corp., Ltd. (I)	27,150,000	167,858
New World China Land, Ltd.	2,335,200	1,322,995
New World Department Store China, Ltd.	175,000	60,860
Nine Dragons Paper Holdings, Ltd.	1,201,000	861,589
Poly Property Group Company, Ltd.	1,500,453	576,249
Ports Design, Ltd.	148,000	58,679
Pou Sheng International Holdings, Ltd. (I)	1,036,000	88,152
Prosperity International Holdings HK, Ltd. (I)	1,320,000	50,166
Qingling Motors Company, Ltd., H Shares	1,054,000	310,700
Real Nutriceutical Group, Ltd.	613,000	209,707
REXLot Holdings, Ltd.	14,231	1,440
Rotam Global Agrosciences, Ltd.	7,434	14,335
Samson Holding, Ltd.	529,548	70,257
Shanghai Industrial Holdings, Ltd.	486,000	1,438,928
Shanghai Industrial Urban
Development Group, Ltd. (I)	775,000	148,676
Shanghai Zendai Property, Ltd. (I)	2,530,000	34,530
Shenzhen International Holdings, Ltd.	786,967	1,072,962
Shenzhen Investment, Ltd.	2,699,506	760,570
Shimao Property Holdings, Ltd.	189,000	381,299
Shougang Concord International
Enterprises Company, Ltd. (I)	4,306,000	188,115
Shougang Fushan Resources Group, Ltd. (L)	2,306,000	516,218
Silver Grant International, Ltd.	1,072,000	149,064
SIM Technology Group, Ltd. (I)	975,000	50,730
Sino Oil And Gas Holdings, Ltd. (I)	6,490,000	195,302
Sinofert Holdings, Ltd.	2,924,000	414,273
Sinolink Worldwide Holdings, Ltd. (I)	2,292,000	185,506
Sinotrans Shipping, Ltd. (I)	842,000	230,666
Skyworth Digital Holdings, Ltd.	800,000	414,956
SMI Corp., Ltd.	1,280,000	49,608
Solargiga Energy Holdings, Ltd. (I)	354,000	18,438
SRE Group, Ltd.	3,206,857	92,553
Superb Summit International Group, Ltd. (I)	215,000	44,587
TCC International Holdings, Ltd.	696,000	274,297
TCL Multimedia Technology Holdings, Ltd. (I)	351,200	124,978
Tian An China Investment, Ltd.	741,000	492,625
Tianjin Port Development Holdings, Ltd.	942,000	177,931
Tomson Group, Ltd.	408,805	110,479
TPV Technology, Ltd.	583,684	116,497
V1 Group, Ltd. (I)	719,400	72,890
Yanchang Petroleum International, Ltd. (I)	2,560,000	136,492
Yuexiu Property Company, Ltd.	6,065,250	1,083,483
		32,604,069
Hungary - 0.3%
Danubius Hotel and Spa PLC (I)	6,420	134,101
MOL Hungarian Oil and Gas PLC	163	7,982
OTP Bank PLC	138,932	2,352,364
		2,494,447
India - 8.6%
Aarti Industries, Ltd.	51,087	227,960
Aban Offshore, Ltd.	15,263	145,755

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
ABG Shipyard, Ltd. (I)	8,406	$30,510
Adani Enterprises, Ltd.	164,157	1,248,213
Aditya Birla Nuvo, Ltd.	55,261	1,444,706
Allahabad Bank	186,565	297,651
Alok Industries, Ltd.	568,576	107,792
Amtek Auto, Ltd.	146,074	477,877
Amtek India, Ltd.	21,314	31,858
Anant Raj, Ltd.	54,720	48,610
Andhra Bank	198,888	209,746
Apollo Tyres, Ltd.	226,563	741,943
Arvind, Ltd.	118,136	563,238
Ashok Leyland, Ltd.	722,040	481,772
Atul, Ltd.	3,642	82,097
Bajaj Finance, Ltd.	9,747	429,843
Bajaj Finserv, Ltd.	5,259	96,139
Bajaj Hindusthan, Ltd. (I)	344,964	98,637
Bajaj Holdings and Investment, Ltd.	49,155	1,107,812
Ballarpur Industries, Ltd.	403,880	107,160
Balmer Lawrie & Company, Ltd.	8,925	86,937
Balrampur Chini Mills, Ltd. (I)	206,266	167,093
Bank of Baroda	83,523	1,272,129
Bank of India	114,231	425,051
Bank of Maharashtra	152,501	103,738
BEML, Ltd.	14,453	142,882
BGR Energy Systems, Ltd.	7,989	19,354
Bharat Heavy Electricals, Ltd.	379,212	1,216,371
Bhushan Steel, Ltd.	46,011	87,656
Birla Corp., Ltd.	41,435	317,914
Bombay Burmah Trading Company	15,000	61,153
Bombay Dyeing &
Manufacturing Company, Ltd.	60,098	66,368
Bombay Rayon Fashions, Ltd. (I)	7,468	17,771
Cairn India, Ltd.	500,316	2,517,613
Canara Bank	98,171	553,686
Central Bank of India (I)	54,446	53,259
Century Textiles & Industries, Ltd.	34,929	305,751
Chambal Fertilizers & Chemicals, Ltd.	88,262	83,967
City Union Bank, Ltd.	203,343	282,896
Claris Lifesciences, Ltd.	3,599	10,210
Corporation Bank	11,690	59,740
Cox & Kings, Ltd.	28,668	146,167
Crompton Greaves, Ltd.	11,838	38,250
Dalmia Bharat, Ltd.	12,925	90,051
DB Realty, Ltd. (I)	35,138	38,407
DCB Bank, Ltd. (I)	121,079	164,195
DCM Shriram, Ltd.	39,804	156,146
Deepak Fertilizers & Petrochemicals Corp., Ltd.	28,839	74,615
DEN Networks, Ltd. (I)	8,545	20,332
Dena Bank	77,102	72,033
DLF, Ltd.	277,078	670,149
Edelweiss Financial Services, Ltd.	304,550	228,627
EID Parry India, Ltd.	80,296	296,674
EIH, Ltd.	25,377	40,908
Electrosteel Castings, Ltd.	89,970	31,239
Eros International Media, Ltd. (I)	10,300	44,871
Escorts, Ltd.	44,637	108,813
Essar Oil, Ltd. (I)	44,458	82,862
Essar Ports, Ltd.	31,778	45,199
Essel Propack, Ltd.	37,352	68,844
Federal Bank, Ltd.	817,670	1,658,634
Financial Technologies India, Ltd.	12,955	46,582
Finolex Cables, Ltd.	54,200	187,980
Finolex Industries, Ltd.	34,328	181,402
Firstsource Solutions, Ltd. (I)	137,281	89,172
Fortis Healthcare, Ltd. (I)	83,364	157,784
GAIL India, Ltd.	126,384	910,539
Gateway Distriparks, Ltd.	10,919	45,078
Gitanjali Gems, Ltd. (I)	43,160	44,412
Graphite India, Ltd.	75,117	122,762
Grasim Industries, Ltd.	28,107	1,671,221
GTL Infrastructure, Ltd. (I)	100,276	4,879
Gujarat Alkalies & Chemicals, Ltd.	24,028	79,740
Gujarat Fluorochemicals, Ltd.	11,921	128,643
Gujarat Mineral Development Corp., Ltd.	26,383	61,596
Gujarat Narmada Valley Fertilizers
& Chemicals, Ltd.	66,143	100,078
Gujarat NRE Coke, Ltd. (I)	166,598	20,735
Gujarat State Fertilisers & Chemicals, Ltd.	105,690	197,130
Gujarat State Petronet, Ltd.	109,920	167,277
HCL Infosystems, Ltd. (I)	126,394	169,958
HEG, Ltd.	12,877	59,738
HeidelbergCement India, Ltd. (I)	4,823	6,849
Hexa Tradex, Ltd. (I)	32,971	14,352
Hindalco Industries, Ltd.	711,333	1,790,523
Hinduja Ventures, Ltd.	5,620	27,240
Hindustan Construction Company, Ltd. (I)	182,894	97,554
Hotel Leela Venture, Ltd. (I)	112,448	40,116
Housing Development & Infrastructure, Ltd. (I)	220,761	298,039
HSIL, Ltd.	5,997	34,373
Ht Media Ltd.	10,959	19,823
ICICI Bank, Ltd.	15,010	347,698
IDBI Bank, Ltd.	267,194	262,616
IDFC, Ltd.	119,156	276,784
IFCI, Ltd.	181,420	104,450
IIFL Holdings, Ltd.	213,160	522,248
IL&FS Transportation Networks, Ltd.	10,458	29,667
Indiabulls Housing Finance, Ltd.	178,941	1,169,474
Indiabulls Infrastructure and Power, Ltd. (I)	930,247	66,457
Indian Bank	70,234	173,733
Indian Hotels Company, Ltd.	275,375	434,578
Indian Overseas Bank	234,477	214,856
ING Vysya Bank, Ltd.	16,192	157,075
Ingersoll-Rand India, Ltd.	14,510	164,292
Jain Irrigation Systems, Ltd.	143,549	186,992
Jaiprakash Associates, Ltd. (I)	796,755	341,975
Jammu & Kashmir Bank, Ltd.	337,950	771,234
Jaypee Infratech, Ltd. (I)	123,242	45,245
JB Chemicals & Pharmaceuticals, Ltd.	20,800	75,803
JBF Industries, Ltd.	14,713	36,926
Jindal Saw, Ltd.	164,858	212,762
Jindal Stainless, Ltd. (I)	17,139	10,204
Jindal Steel & Power, Ltd.	181,901	511,135
JK Cement, Ltd.	8,306	74,672
JK Lakshmi Cement, Ltd.	13,182	76,223
JM Financial, Ltd.	124,021	78,132
JSW Energy, Ltd.	408,574	464,800
JSW Steel, Ltd.	93,372	1,741,110
Jubilant Life Sciences, Ltd.	53,395	133,592
Kalpataru Power Transmission, Ltd.	20,383	50,604
KEC International, Ltd.	41,793	72,676
Kesoram Industries, Ltd.	64,015	128,802
Lakshmi Vilas Bank, Ltd.	30,751	37,313
Mahanagar Telephone Nigam (I)	22,519	9,831
Maharashtra Seamless, Ltd.	38,253	198,140
Mahindra Lifespace Developers, Ltd.	10,600	88,549
MAX India, Ltd.	4,595	23,624

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
McLeod Russel India, Ltd.	48,101	$226,962
Mercator, Ltd.	150,335	70,540
MOIL, Ltd.	3,305	15,296
Monnet Ispat & Energy, Ltd.	10,818	13,493
Mphasis, Ltd.	8,247	57,277
MRF, Ltd.	748	396,015
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	138,250	23,708
Nagarjuna Oil Refinery, Ltd. (I)	125,682	9,945
National Aluminium Company, Ltd.	108,688	101,086
Nava Bharat Ventures, Ltd.	1,614	5,568
NCC, Ltd.	263,914	166,899
NIIT Technologies, Ltd.	11,765	76,210
NIIT, Ltd.	19,897	16,395
Noida Toll Bridge Company, Ltd.	14,396	7,488
Oberoi Realty, Ltd.	5,055	17,782
OMAXE, Ltd.	62,405	130,199
Orient Cement, Ltd.	58,165	124,553
Oriental Bank of Commerce	101,465	373,910
Panacea Biotec, Ltd. (I)	3,909	11,067
Parsvnath Developers, Ltd. (I)	76,316	27,092
Peninsula Land, Ltd.	39,087	21,181
Piramal Enterprises, Ltd.	52,252	644,129
Plethico Pharmaceuticals, Ltd. (I)	7,219	5,583
Polaris Financial Technology, Ltd.	46,452	188,212
Polyplex Corp., Ltd.	3,400	13,893
Praj Industries, Ltd.	42,222	44,998
Prism Cement, Ltd. (I)	42,974	50,760
PTC India Financial Services, Ltd.	29,410	21,391
PTC India, Ltd.	233,522	320,359
Punj Lloyd, Ltd. (I)	165,098	93,952
Puravankara Projects, Ltd.	10,348	17,005
Rain Industries, Ltd.	46,818	36,712
Raymond, Ltd.	30,886	216,408
Redington India, Ltd.	18,486	27,747
REI Agro, Ltd.	214,503	9,206
Reliance Communications, Ltd.	345,117	548,932
Reliance Industries, Ltd.	305,885	4,661,848
Reliance Industries, Ltd., GDR (S)	293,879	8,964,744
Reliance Power, Ltd. (I)	588,041	665,711
Rolta India, Ltd.	133,332	244,028
Ruchi Soya Industries, Ltd.	125,412	76,797
Sadbhav Engineering, Ltd.	17,023	61,382
Sesa Sterlite, Ltd.	261,131	1,146,944
Sesa Sterlite, Ltd., ADR	212,366	3,665,437
Shipping Corp. of India, Ltd. (I)	104,070	95,901
Shree Renuka Sugars, Ltd.	23,731	6,166
Sintex Industries, Ltd.	97,140	113,000
Sobha Developers, Ltd.	40,327	263,799
SREI Infrastructure Finance, Ltd.	247,892	189,665
SRF, Ltd.	24,910	310,960
State Bank of Bikaner & Jaipur	899	8,074
State Bank of India	144,744	5,706,918
State Bank of India, GDR	435	34,243
Sterlite Technologies, Ltd.	72,209	82,424
Strides Arcolab, Ltd.	7,164	84,487
Sundaram Finance, Ltd.	873	18,451
Sundram Fasteners, Ltd.	12,928	31,731
Suzlon Energy, Ltd. (I)	599,974	124,336
Syndicate Bank	206,951	364,905
Tata Chemicals, Ltd.	96,921	626,432
Tata Communications, Ltd.	50,645	292,780
Tata Global Beverages, Ltd.	467,750	1,203,348
Tata Steel, Ltd.	344,558	2,543,824
Tata Steel, Ltd., GDR	743	5,502
The Great Eastern Shipping Company, Ltd.	84,512	591,142
The India Cements, Ltd.	258,302	467,634
The Karnataka Bank, Ltd.	180,381	327,779
The Karur Vysya Bank, Ltd.	30,968	266,179
The Ramco Cements, Ltd.	36,000	187,958
The South Indian Bank, Ltd.	1,171,770	490,123
Time Technoplast, Ltd.	4,194	3,404
Tube Investments of India, Ltd.	4,492	23,552
TV18 Broadcast, Ltd. (I)	248,227	111,834
UCO Bank	85,194	108,979
Uflex, Ltd.	10,885	26,027
Union Bank of India, Ltd.	169,587	514,019
Unitech, Ltd. (I)	227,324	68,860
UPL, Ltd.	227,990	1,259,276
Usha Martin, Ltd. (I)	154,885	58,574
Uttam Galva Steels, Ltd. (I)	13,863	16,590
Vardhman Special Steels, Ltd. (I)	1,620	958
Vardhman Textiles, Ltd.	8,101	57,720
Videocon Industries, Ltd.	105,664	287,245
Vijaya Bank	83,311	64,324
Voltas, Ltd.	31,368	121,479
Welspun Corp, Ltd.	55,523	69,957
Welspun Enterprises, Ltd. (I)	2,776	8,360
Wockhardt, Ltd.	7,433	95,722
Zensar Technologies, Ltd.	2,138	21,104
Zuari Agro Chemicals, Ltd.	9,200	29,601
Zuari Global, Ltd.	9,200	13,676
		76,995,587
Indonesia - 3.0%
Adaro Energy Tbk PT	16,373,500	1,576,122
Agung Podomoro Land Tbk PT	5,405,000	151,954
Alam Sutera Realty Tbk PT	10,411,400	387,800
Aneka Tambang Persero Tbk PT	5,527,500	501,770
Asahimas Flat Glass Tbk PT	65,500	40,077
Bakrie & Brothers Tbk PT (I)	121,836,489	499,945
Bakrie Sumatera Plantations Tbk PT (I)	11,376,500	46,684
Bakrie Telecom Tbk PT (I)	24,850,000	101,970
Bakrieland Development Tbk PT (I)	41,455,500	170,109
Bank Bukopin Tbk PT	4,493,500	263,256
Bank Danamon Indonesia Tbk PT	4,277,594	1,369,591
Bank Mandiri Persero Tbk PT	2,434,420	2,013,277
Bank Negara Indonesia Persero Tbk PT	6,062,581	2,739,538
Bank Pan Indonesia Tbk PT (I)	4,924,397	393,717
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	2,121,500	138,483
Bank Tabungan Negara Persero Tbk PT	3,842,861	368,243
Barito Pacific Tbk PT (I)	1,893,500	42,431
Benakat Petroleum Energy Tbk PT (I)	8,689,500	89,065
Berau Coal Energy Tbk PT (I)	2,215,500	22,862
Berlian Laju Tanker Tbk PT (I)	16,708,166	0
BISI International PT	1,105,000	44,719
Borneo Lumbung Energi & Metal Tbk PT (I)	239,000	1,567
Budi Starch & Sweetener Tbk PT (I)	1,493,000	13,606
Bumi Serpong Damai Tbk PT	1,130,800	143,235
Central Proteinaprima Tbk PT (I)	16,930,000	69,471
Ciputra Development Tbk PT	13,649,600	1,136,516
Ciputra Property Tbk PT	1,844,000	110,375
Ciputra Surya Tbk PT	896,000	155,023
Clipan Finance Indonesia Tbk PT (I)	1,045,000	37,676
Darma Henwa Tbk PT (I)	21,675,000	88,941
Davomas Abadi Tbk PT (I)	2,465,000	10,115
Delta Dunia Makmur Tbk PT (I)	3,330,800	70,701

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Elnusa Tbk PT	3,143,700	$162,054
Energi Mega Persada Tbk PT (I)	39,318,681	331,960
Erajaya Swasembada Tbk Pt (I)	1,248,500	108,504
Exploitasi Energi Indonesia Tbk PT (I)	1,289,000	19,568
Gajah Tunggal Tbk PT	2,229,300	283,339
Garuda Indonesia Persero Tbk PT (I)	2,909,563	99,092
Global Mediacom Tbk PT	808,500	128,950
Gozco Plantations Tbk PT (I)	3,863,400	29,795
Harum Energy Tbk PT	811,700	135,971
Hexindo Adiperkasa Tbk PT	110,000	34,023
Holcim Indonesia Tbk PT	1,143,068	243,488
Indah Kiat Pulp & Paper Corp. Tbk PT (I)	2,423,200	209,488
Indika Energy Tbk PT (I)	1,851,000	112,225
Indo Tambangraya Megah Tbk PT	199,400	424,155
Indofood Sukses Makmur Tbk PT	3,510,200	2,012,405
Intiland Development Tbk PT	4,188,900	199,377
Japfa Comfeed Indonesia Tbk PT	108,170	10,910
Kawasan Industri Jababeka Tbk PT	14,873,529	300,061
Krakatau Steel Persero Tbk PT (I)	658,500	26,445
Lippo Karawaci Tbk PT	19,859,493	1,532,709
Medco Energi Internasional Tbk PT	2,465,000	720,898
Mitra International Resources Tbk PT (I)	1,747,000	7,172
MNC Investama Tbk PT	18,575,000	530,691
Modernland Realty Tbk PT	1,877,500	81,594
Multipolar Tbk PT	5,511,400	469,487
Nusantara Infrastructure Tbk PT (I)	3,748,800	60,305
Pabrik Kertas Tjiwi Kimia Tbk PT	145,000	11,473
Panin Financial Tbk PT (I)	19,315,500	440,257
Paninvest Tbk PT (I)	1,627,000	87,107
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	3,514,500	547,063
Petrosea Tbk PT	210,500	20,726
Ramayana Lestari Sentosa Tbk PT	1,938,400	147,126
Salim Ivomas Pratama Tbk PT	4,190,100	282,334
Sampoerna Agro Tbk PT	703,500	116,357
Sentul City Tbk PT (I)	19,986,000	164,495
Sigmagold Inti Perkasa Tbk PT (I)	1,846,000	68,319
Surya Semesta Internusa Tbk PT	3,749,600	227,195
Suryainti Permata Tbk PT (I)	1,446,000	0
Tiga Pilar Sejahtera Food Tbk (I)	1,257,900	236,136
Timah Persero Tbk PT	4,287,660	430,508
Trias Sentosa Tbk PT	2,019,500	58,128
Trimegah Securities Tbk PT (I)	870,700	4,936
Truba Alam Manunggal Engineering PT (I)	11,991,500	12,794
Tunas Baru Lampung Tbk PT	1,620,000	88,871
Tunas Ridean Tbk PT	2,272,500	129,634
United Tractors Tbk PT	1,036,600	1,692,799
Vale Indonesia Tbk PT	1,861,600	571,047
Visi Media Asia Tbk PT (I)	939,500	35,394
XL Axiata Tbk PT	456,600	232,333
		26,678,537
Malaysia - 5.0%
Affin Holdings BHD	924,690	957,737
AirAsia BHD	1,186,100	914,052
Alliance Financial Group BHD	344,800	524,449
AMMB Holdings BHD	1,721,562	3,604,262
Ann Joo Resources BHD	252,200	99,117
Benalec Holdings BHD	293,500	80,937
Berjaya Corp. BHD	2,315,900	398,779
BIMB Holdings BHD	106,500	140,559
Boustead Holdings BHD	519,776	792,084
Boustead Plantations BHD	120,100	56,647
Cahya Mata Sarawak BHD	266,700	353,381
Can-One BHD	29,200	21,693
DRB-Hicom BHD	1,194,900	830,217
Eastern & Oriental BHD	221,100	193,431
ECM Libra Financial Group BHD (I)	175,561	57,210
Engtex Group BHD	27,900	17,252
Eversendai Corp. BHD	97,000	27,490
Faber Group BHD	106,500	105,779
Genting BHD	438,200	1,266,988
Genting Malaysia BHD	1,651,900	2,104,349
Glomac BHD	462,600	160,734
Goldis BHD (I)	324,635	235,346
Hap Seng Consolidated BHD	1,329,320	1,612,591
Hap Seng Plantations Holdings BHD	617,500	474,568
Hong Leong Financial Group BHD	277,200	1,485,579
Hong Leong Industries BHD	25,000	64,182
Hua Yang BHD	73,066	52,071
Hwang-DBS Malaysia BHD	105,200	63,017
IGB Corp. BHD	1,504,343	1,316,126
IJM Corp. BHD	1,302,680	2,570,727
IJM Land BHD	234,300	236,267
Inch Kenneth Kajang Rubber	106,800	27,972
Insas BHD	494,969	185,403
JAKS Resources BHD (I)	246,000	54,022
Jaya Tiasa Holdings BHD	299,826	194,707
JCY International BHD	265,600	51,349
K&N Kenanga Holdings BHD (I)	402,145	86,957
Karambunai Corp. BHD (I)	1,978,300	51,122
Keck Seng Malaysia BHD	209,400	395,578
Kian JOO CAN Factory BHD	290,000	263,187
Kim Loong Resources BHD	32,400	27,763
Kinsteel BHD (I)	138,700	10,136
KLCC Property Holdings BHD	214,600	434,695
KNM Group BHD (I)	1,152,000	317,548
KSL Holdings BHD (I)	267,333	381,661
KUB Malaysia BHD (I)	534,400	92,694
Kulim Malaysia BHD (I)	878,300	870,042
Kumpulan Fima BHD	2,300	1,592
Kumpulan Perangsang Selangor BHD	171,000	79,725
Kwantas Corp. BHD	56,000	35,819
Land & General BHD	163,200	31,342
Landmarks BHD (I)	384,900	148,760
LBS Bina Group BHD	210,000	108,195
Lion Industries Corp. BHD	736,100	143,542
Magnum BHD	165,500	151,211
Mah Sing Group BHD	185,600	137,356
Malayan Flour Mills BHD	132,300	78,658
Malaysia Airports Holdings BHD	44,164	100,915
Malaysian Airline System BHD (I)	721,000	57,019
Malaysian Bulk Carriers BHD	194,100	98,214
Malaysian Pacific Industries BHD	64,375	111,041
Malaysian Resources Corp. BHD	1,062,000	530,747
MBM Resources BHD	78,650	68,297
Media Prima BHD	123,300	83,760
Mega First Corp. BHD	163,700	132,742
MISC BHD	807,800	1,662,095
MK Land Holdings BHD	632,500	91,459
MKH BHD	75,100	84,854
MMC Corp. BHD	1,118,700	812,733
MNRB Holdings BHD	10,000	13,638
Mudajaya Group BHD	201,700	122,360
Muhibbah Engineering Malaysia BHD	5,800	5,499
Mulpha International BHD (I)	2,622,700	363,982
Naim Holdings BHD	198,100	210,690

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
NCB Holdings BHD	4,100	$3,557
Oriental Holdings BHD	499,020	1,157,049
OSK Holdings BHD	871,698	571,271
Panasonic Manufacturing Malaysia BHD	39,700	242,025
Pantech Group Holdings BHD	86,200	28,593
Parkson Holdings BHD (I)	179,582	157,864
Perdana Petroleum BHD (I)	51,820	28,586
PJ Development Holdings BHD	258,900	156,879
PPB Group BHD	536,200	2,316,602
Press Metal BHD	75,700	144,170
Protasco BHD	172,400	87,689
RHB Capital BHD	179,524	482,932
Rimbunan Sawit BHD (I)	325,600	69,027
Salcon BHD	432,400	109,283
Scomi Group BHD (I)	1,708,300	210,649
Selangor Dredging BHD	326,900	114,523
Selangor Properties BHD	105,000	186,612
Shangri-La Hotels Malaysia BHD	96,000	211,307
Shell Refining Company Federation of
Malaya BHD	161,700	291,015
SHL Consolidated BHD	172,300	189,229
SP Setia BHD	162,427	170,556
Star Publications Malaysia BHD	37,400	29,184
Sunway BHD	1,145,696	1,201,261
Supermax Corp. BHD	54,000	36,213
Suria Capital Holdings BHD	237,900	192,131
Symphony Life BHD	195,252	63,610
TA Ann Holdings BHD	344,990	413,505
TA Enterprise BHD	1,903,200	559,447
TA Global BHD	1,233,900	145,242
TAN Chong Motor Holdings BHD	42,500	59,212
Tanjung Offshore BHD (I)	222,400	37,967
TDM BHD	1,030,200	293,305
Tebrau Teguh BHD (I)	59,700	28,903
TH Plantations BHD	36,880	19,433
Time dotCom BHD (I)	312,700	487,608
Tiong NAM Logistics Holdings	48,800	18,602
Tropicana Corp. BHD	307,700	119,039
UEM Sunrise BHD	141,200	78,251
Unisem M BHD	601,680	299,005
United Malacca BHD	97,800	208,423
UOA Development BHD	299,600	192,445
VS Industry BHD	166,770	131,692
Wah Seong Corp. BHD	106,863	57,603
WCT Holdings BHD	614,635	404,198
Wing Tai Malaysia BHD	124,000	75,623
WTK Holdings BHD	368,500	149,218
YNH Property BHD	662,715	421,988
YTL Corp. BHD	5,036,140	2,578,666
YTL Land & Development BHD (I)	52,700	14,876
		44,974,770
Mexico - 6.1%
Alfa SAB de CV, Class A	1,431,574	4,924,517
Alpek SA de CV (L)	142,911	263,253
Arca Continental SAB de CV	113,893	781,872
Axtel SAB de CV (I)(L)	982,700	286,824
Bio Pappel SAB de CV (I)	41,929	80,795
Cemex SAB de CV, ADR (I)(L)	691,762	9,020,576
Cia Minera Autlan SAB de CV, Series B	72,500	82,376
Coca-Cola Femsa SAB de CV, ADR	796	80,173
Consorcio ARA SAB de CV (I)	1,104,021	502,257
Controladora Comercial Mexicana SAB de CV	328,408	1,230,200
Corp. Actinver SAB de CV	19,397	23,137
Corporacion GEO SAB de CV, Series B (I)	793,874	6,054
Desarrolladora Homex SAB de CV (I)	91,100	15,032
Empresas ICA SAB de CV (I)	32,446	56,048
Empresas ICA SAB de CV, ADR (I)(L)	183,540	1,270,097
Gruma SAB de CV, ADR (I)	4,897	209,641
Grupo Aeromexico SAB de CV (I)(L)	75,581	111,989
Grupo Aeroportuario del Centro Norte
SAB de CV (I)	146,286	645,246
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	73,183	4,935,462
Grupo Aeroportuario del Sureste SAB
de CV, ADR	7,887	1,013,401
Grupo Carso SAB de CV, Series A1	594,584	3,472,631
Grupo Cementos de Chihuahua SAB de CV	35,500	95,553
Grupo Comercial Chedraui SA de CV (L)	155,267	548,328
Grupo Elektra SAB DE CV	18,224	515,477
Grupo Famsa SAB de CV, Class A (I)	357,718	353,709
Grupo Financiero Banorte SAB de CV, Series O	1,653,957	10,592,073
Grupo Financiero Interacciones SA de CV	43,839	367,215
Grupo Financiero Santander Mexico
SAB de CV	88,082	238,396
Grupo Industrial Maseca SAB de CV, Series B	53,900	86,165
Grupo Industrial Saltillo SAB de CV	94,000	226,767
Grupo KUO SAB de CV, Series B	164,000	376,710
Grupo Mexico SAB de CV, Series B	89,991	302,393
Grupo Sanborns SAB de CV	99,865	167,154
Grupo Simec SAB de CV, Series B (I)	160,242	718,378
Industrias Bachoco SAB de CV, ADR (L)	2,653	158,490
Industrias Bachoco SAB de CV, Series B	28,347	141,202
Industrias CH SAB de CV, Series B (I)	199,435	1,075,097
Inmuebles Carso SAB de CV, Class B1 (I)	1,091,082	1,202,339
Maxcom Telecomunicaciones SAB de CV (I)	42,100	8,213
Mexichem SAB de CV	322,702	1,343,621
Minera Frisco SAB de CV, Class A1 (I)	42,325	77,777
OHL Mexico SAB de CV (I)(L)	427,377	1,159,889
Organizacion Cultiba SAB de CV	18,915	31,688
Organizacion Soriana SAB de CV, Series B	1,486,116	4,936,200
Qualitas Controladora SAB de CV	154,117	413,105
TV Azteca SA de CV	444,187	228,865
Urbi Desarrollos Urbanos SAB de CV (I)(L)	662,000	77,387
Vitro Sab De CV (I)	7,784	21,479
		54,475,251
Philippines - 1.3%
Alliance Global Group, Inc.	687,100	397,214
Atlas Consolidated Mining & Development	348,700	124,076
Cebu Air, Inc.	57,110	87,113
Century Properties Group, Inc.	1,431,000	40,437
Empire East Land Holdings, Inc. (I)	2,990,000	61,291
Filinvest Development Corp.	211,875	22,310
Filinvest Land, Inc.	18,335,500	644,358
First Philippine Holdings Corp.	427,000	856,222
JG Summit Holdings, Inc.	605,200	779,858
Lopez Holdings Corp.	3,257,000	471,492
LT Group, Inc.	200,800	69,894
Megaworld Corp.	11,964,800	1,339,376
Metropolitan Bank & Trust Company	206,814	399,673
Petron Corp.	369,500	96,844
Philippine National Bank (I)	416,530	811,639
Philtown Properties, Inc. (I)	3,844	132
Rizal Commercial Banking Corp.	602,800	727,424
Robinsons Land Corp.	2,512,500	1,361,984
San Miguel Corp.	687,930	1,195,925
San Miguel Pure Foods Company, Inc.	7,670	40,352

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Top Frontier Investment Holdings, Inc. (I)	74,514	$204,690
Trans-Asia Oil & Energy Development Corp.	1,023,000	56,688
Union Bank of Philippines, Inc.	214,600	586,068
Vista Land & Lifescapes, Inc.	5,803,000	797,638
		11,172,698
Poland - 2.3%
Agora SA (I)(L)	72,583	178,511
Asseco Poland SA	65,833	924,631
Bank Millennium SA	251,187	664,988
Bioton SA (I)	45,462	67,482
Ciech SA	32,747	408,970
ComArch SA	1,802	52,329
Enea SA	115,475	565,138
Fabryki Mebli Forte SA	614	10,552
Farmacol SA (I)	10,785	172,925
Firma Oponiarska Debica SA	7,423	237,554
Getin Holding SA	169,278	149,792
Grupa Azoty SA	12,877	241,010
Grupa Kety SA	16,884	1,401,604
Grupa Lotos SA (I)	74,613	633,660
Hawe SA (I)(L)	38,497	30,721
Impexmetal SA (I)	98,393	82,069
Jastrzebska Spolka Weglowa SA (I)(L)	15,280	148,228
KGHM Polska Miedz SA	90,460	3,445,605
Koelner SA	3,382	8,102
Kopex SA	61,117	208,236
LC Corp. SA (I)	155,767	86,344
MCI Management SA (I)	32,259	104,779
Netia SA	309,487	522,128
Orbis SA	45,854	587,245
PGE SA	728,146	4,600,216
Polimex-Mostostal SA (I)	283,029	7,673
Polnord SA (I)	19,758	48,049
Polski Koncern Miesny Duda SA (I)	6,152	13,173
Polski Koncern Naftowy Orlen SA	235,654	2,931,581
Rovese SA (I)	102,102	42,813
Sygnity SA (I)	6,918	36,930
Tauron Polska Energia SA	944,969	1,528,922
		20,141,960
Russia - 3.1%
Gazprom OAO, ADR	3,313,718	23,239,926
Lukoil OAO, ADR	44,694	2,276,773
Magnitogorsk Iron & Steel Works, GDR (I)	111,319	282,058
RusHydro JSC, ADR	896,497	1,605,974
VTB Bank OJSC, GDR (I)(L)	21,612	42,784
		27,447,515
South Africa - 7.5%
Adcorp Holdings, Ltd.	64,690	180,118
Aeci, Ltd.	55,858	592,734
African Bank Investments, Ltd.	690,372	18,968
African Rainbow Minerals, Ltd.	107,152	1,357,072
Allied Electronics Corp., Ltd.	62,999	139,283
Anglo American Platinum, Ltd. (I)	9,364	303,056
AngloGold Ashanti, Ltd., ADR (I)	430,478	5,165,736
ArcelorMittal South Africa, Ltd. (I)	138,452	455,594
Astral Foods, Ltd.	2,792	37,683
Aveng, Ltd. (I)	442,348	872,880
Barclays Africa Group, Ltd.	344,156	4,692,170
Barloworld, Ltd.	265,047	2,170,668
Basil Read Holdings, Ltd. (I)	87,352	46,545
Bell Equipment, Ltd. (I)	34,158	42,373
Blue Label Telecoms, Ltd.	263,306	212,961
Business Connexion Group, Ltd.	100,096	56,777
Caxton & CTP Publishers & Printers, Ltd.	185,300	248,416
Clover Industries, Ltd.	61,156	90,401
Consolidated Infrastructure Group, Ltd. (I)	11,072	32,063
DataTec, Ltd. (I)	255,498	1,216,138
DRDGOLD, Ltd. (L)	348,805	118,341
Eqstra Holdings, Ltd.	216,889	112,245
Exxaro Resources, Ltd. (L)	83,396	946,246
Gold Fields, Ltd., ADR	784,509	3,059,585
Grindrod, Ltd.	607,680	1,214,463
Group Five, Ltd.	94,236	334,260
Harmony Gold Mining Company, Ltd., ADR	319,915	691,016
Hudaco Industries, Ltd.	16,112	139,292
Hulamin, Ltd. (I)	112,965	77,406
Iliad Africa, Ltd.	124,370	81,507
Illovo Sugar, Ltd.	19,683	49,576
Impala Platinum Holdings, Ltd. (I)	361,816	2,783,748
Imperial Holdings, Ltd.	2,817	43,355
Investec, Ltd.	204,830	1,716,839
JD Group, Ltd.	239,863	509,079
KAP Industrial Holdings, Ltd.	146,538	52,340
Lewis Group, Ltd. (L)	97,828	489,260
Liberty Holdings, Ltd.	126,115	1,376,004
Merafe Resources, Ltd.	2,241,497	238,712
Metair Investments, Ltd.	50,105	146,052
MMI Holdings, Ltd.	958,249	2,223,126
Mondi, Ltd.	134,682	2,204,505
Mpact, Ltd.	137,231	413,844
Murray & Roberts Holdings, Ltd.	221,422	493,387
Nedbank Group, Ltd. (L)	176,874	3,422,803
Northam Platinum, Ltd. (I)	179,486	584,017
Nu-World Holdings, Ltd.	19,436	38,961
Omnia Holdings, Ltd.	42,258	862,923
Peregrine Holdings, Ltd.	96,580	192,450
Petmin, Ltd.	203,836	32,120
PSG Group, Ltd.	29,928	254,781
Raubex Group, Ltd.	77,675	152,922
RCL Foods, Ltd. (I)	8,530	11,919
Reunert, Ltd.	25,410	133,428
Royal Bafokeng Platinum, Ltd. (I)	27,825	149,503
Sappi, Ltd. (I)	331,201	1,299,163
Sappi, Ltd., ADR (I)	156,861	599,209
Sibanye Gold, Ltd., ADR (L)	176,508	1,496,788
Standard Bank Group, Ltd. (L)	883,985	10,215,014
Stefanutti Stocks Holdings, Ltd. (I)	60,065	42,553
Steinhoff International Holdings, Ltd. (L)	1,188,309	5,691,110
Super Group, Ltd. (I)	216,023	592,364
Telkom SA, Ltd. (I)	271,496	1,311,855
Telkom SA, Ltd., ADR (I)	3,000	58,080
Tiger Wheels, Ltd. (I)	32,678	0
Times Media Group, Ltd.	59,281	102,498
Tongaat Hulett, Ltd.	75,607	1,042,089
Trencor, Ltd.	100,698	594,267
Value Group, Ltd.	178,661	71,056
Wilson Bayly Holmes-Ovcon, Ltd.	4,210	52,106
Zeder Investments, Ltd.	224,532	113,282
		66,563,085
South Korea - 15.1%
Agabang&Company	1,701	12,065
Asia Cement Company, Ltd.	2,253	232,315
ASIA Holdings Company, Ltd.	986	160,303
Asia Paper Manufacturing Company, Ltd.	1,600	40,496

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
AUK Corp. (I)	19,670	$32,940
Bookook Securities Company, Ltd.	4,950	61,884
BS Financial Group, Inc.	67,687	1,083,525
BYC Company, Ltd.	240	68,185
CammSys Corp.	15,682	25,230
Chosun Refractories Company, Ltd.	1,708	200,865
CJ Korea Express Company, Ltd. (I)	101	16,018
Cosmochemical Company, Ltd. (I)	3,570	18,247
Dae Dong Industrial Company, Ltd.	9,000	95,164
Dae Han Flour Mills Company, Ltd.	1,232	252,842
Daechang Company, Ltd. (L)	43,270	35,941
Daeduck Electronics Company	6,800	59,198
Daeduck GDS Company, Ltd.	12,540	143,651
Daegu Department Store	9,340	144,694
Daehan Steel Company, Ltd. (L)	9,250	58,866
Daekyo Company, Ltd.	44,550	308,849
Daelim Industrial Company, Ltd.	16,627	1,188,939
Daesang Holdings Company, Ltd.	4,390	89,671
Daesung Holdings Company, Ltd.	8,110	97,149
Daewoo Securities Company, Ltd. (I)	62,611	636,385
Daewoo Shipbuilding & Marine
Engineering Company, Ltd. (L)	28,136	539,546
Dahaam E-Tec Company, Ltd. (I)	2,630	44,861
Daishin Securities Company, Ltd.	53,530	569,528
Daou Technology, Inc.	26,120	280,481
Dasan Networks, Inc. (I)	7,253	48,788
DGB Financial Group, Inc.	125,101	1,988,694
Dong Ah Tire & Rubber Company, Ltd.	10,970	213,028
Dong Yang Gang Chul Company, Ltd. (I)	2,200	5,249
Dong-Il Corp.	673	54,332
Dongbang Transport Logistics Company, Ltd.	5,500	10,968
Dongbu Corp. (I)(L)	12,860	14,285
Dongbu Securities Company, Ltd.	32,430	144,116
Dongbu Steel Company, Ltd. (I)(L)	23,705	38,588
Dongil Industries Company, Ltd.	1,340	78,679
Dongkook Industrial Company, Ltd. (I)	3,600	10,469
Dongkuk Steel Mill Company, Ltd.	57,069	336,928
Dongwha Pharmaceutical Company, Ltd.	16,190	82,812
Dongyang E&P, Inc.	676	7,352
Dongyang Mechatronics Corp.	3,443	28,862
Doosan Corp.	5,073	497,189
Doosan Engineering &
Construction Company, Ltd. (I)(L)	3,141	33,471
Doosan Heavy Industries and
Construction Company, Ltd.	16,451	405,555
Doosan Infracore Company, Ltd. (I)	68,568	719,937
DRB Holding Company, Ltd.	10,135	172,124
Eugene Investment &
Securities Company, Ltd. (I)(L)	70,280	132,989
Fursys, Inc.	792	25,156
Gaon Cable Company, Ltd.	2,934	74,639
GS Engineering & Construction Corp. (I)	33,032	1,147,212
GS Holdings Corp.	30,293	1,155,850
Gwangju Shinsegae Company, Ltd.	1,055	315,787
Halla Engineering & Construction Corp. (I)	14,352	105,023
Han Kuk Carbon Company, Ltd.	6,020	31,439
Hana Financial Group, Inc.	150,351	5,472,327
Handok, Inc.	121	2,708
Handsome Company, Ltd.	2,848	87,924
Hanil Cement Company, Ltd.	4,658	602,576
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	59,212	290,885
Hanjin Heavy Industries & Construction
Holdings Company, Ltd. (L)	14,860	137,945
Hanjin Transportation Company, Ltd. (L)	11,210	451,288
Hankuk Glass Industries, Inc. (I)	1,970	49,093
Hankuk Paper Manufacturing Company, Ltd.	3,920	123,616
Hansol Paper Company, Ltd. (L)	40,470	419,426
Hanwha Chemical Corp. (L)	75,170	974,147
Hanwha Corp.	38,140	1,062,332
Hanwha Investment &
Securities Company, Ltd. (I)	58,320	221,218
Hanwha Life Insurance Company, Ltd.	101,142	680,127
Hanwha Timeworld Company, Ltd.	2,650	169,002
Hanyang Securities Company, Ltd.	11,820	77,567
Heung-A Shipping Company, Ltd.	55,867	104,017
Hitejinro Holdings Company, Ltd.	7,640	95,848
HMC Investment Securities Company, Ltd.	17,256	188,643
HS R&A Company, Ltd.	2,470	77,816
Humax Company, Ltd.	5,496	58,512
Husteel Company, Ltd.	6,110	104,467
Hwacheon Machine Tool Company, Ltd.	940	68,935
HwaSung Industrial Company, Ltd.	4,800	61,172
Hyosung Corp.	21,955	1,572,109
Hyundai BNG Steel Company, Ltd. (I)	5,400	112,527
Hyundai Development Company	33,220	1,340,271
Hyundai Heavy Industries Company, Ltd. (L)	20,807	2,703,636
Hyundai Hy Communications &
Networks Company, Ltd.	2,830	12,314
Hyundai Motor Company	26,959	4,857,289
Hyundai Securities Company, Ltd.	38,840	258,201
Hyundai Steel Company	41,765	2,931,453
Iljin Electric Company, Ltd.	2,300	15,943
Ilshin Spinning Company, Ltd.	867	133,462
Ilsung Pharmaceutical Company, Ltd.	1,895	169,621
Industrial Bank of Korea	132,240	1,993,944
Interflex Company, Ltd. (I)	965	11,929
INTOPS Company, Ltd.	2,551	41,493
Inzi Controls Company, Ltd.	6,050	29,866
IS Dongseo Company, Ltd. (I)	7,020	257,851
ISU Chemical Company, Ltd.	7,460	75,168
Jahwa Electronics Company, Ltd.	4,238	48,722
JB Financial Group Company, Ltd.	78,684	525,989
Jeil Pharmaceutical Company	12,680	249,082
Jeil Savings Bank (I)	1,820	52
KB Capital Company, Ltd.	1,069	21,309
KB Financial Group, Inc.	15,112	550,922
KB Financial Group, Inc., ADR	306,667	11,107,479
KCC Corp.	1,878	1,278,625
Keangnam Enterprises, Ltd. (I)	8,628	32,175
Keyang Electric Machinery Company, Ltd.	13,000	52,927
KG Chemical Corp.	5,600	79,422
KISCO Corp.	3,841	117,614
KISCO Holdings Company, Ltd.	778	37,099
Kishin Corp.	1,549	11,194
KISWIRE, Ltd.	5,463	257,069
KNB Financial Group Company, Ltd. (I)	27,951	312,204
Kolon Corp.	1,959	43,056
Kolon Global Corp. (I)	1,532	11,945
Kolon Industries, Inc.	7,361	407,717
Korea Airport Service Company, Ltd.	432	12,301
Korea Cast Iron Pipe Industries Company, Ltd.	5,500	27,917
Korea Circuit Company, Ltd.	3,910	29,992
Korea Electric Terminal Company, Ltd.	4,550	224,257
Korea Flange Company, Ltd.	4,810	98,097

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Korea Investment Holdings Company, Ltd.	23,056	$1,208,551
Korean Air Lines Company, Ltd. (I)	22,320	759,949
Korean Petrochemical Industrial Company, Ltd.	1,350	91,798
Korean Reinsurance Company, Ltd.	34,840	372,772
Kortek Corp.	4,437	47,445
KPX Chemical Company, Ltd.	933	52,298
KTB Investment & Securities Company, Ltd. (I)	55,710	115,722
Kukdo Chemical Company, Ltd.	1,414	63,357
Kumho Electric Company, Ltd.	2,785	52,690
Kunsul Chemical Industrial Company, Ltd.	1,970	85,113
Kwangju Bank (I)	18,290	184,416
Kyeryong Construction
Industrial Company, Ltd. (I)	6,260	68,998
Kyobo Securities Company	12,618	141,538
Kyung-In Synthetic Corp.	4,040	25,690
Kyungbang, Ltd.	1,375	215,539
LF Corp.	4,523	149,848
LG Corp.	54,393	3,954,221
LG Display Company, Ltd., ADR (I)(L)	390,273	6,146,800
LG Electronics, Inc.	80,675	5,017,155
LG International Corp.	8,100	197,077
LG Uplus Corp.	6,070	70,995
Livart Furniture Company, Ltd.	1,200	50,191
Lotte Chemical Corp.	1,679	223,041
Lotte Chilsung Beverage Company, Ltd.	597	1,228,091
Lotte Confectionery Company, Ltd.	512	1,057,482
Lotte Shopping Company, Ltd.	9,417	2,817,820
Melfas, Inc.	5,286	27,936
Meritz Securities Company, Ltd.	170,802	638,913
Mi Chang Oil Industrial Company, Ltd.	905	65,033
Mirae Asset Securities Company, Ltd.	24,550	1,032,654
MK Electron Company, Ltd.	3,591	16,386
MNTech Company, Ltd.	3,764	15,028
Moorim P&P Company, Ltd.	29,420	133,800
Moorim Paper Company, Ltd.	13,820	31,435
Motonic Corp.	4,725	62,394
Namyang Dairy Products Company, Ltd.	539	389,795
NEPES Corp.	6,488	35,881
Nexen Corp.	1,289	115,581
NH Investment & Securities Company, Ltd.	26,217	198,484
Nong Shim Holdings Company, Ltd.	2,560	314,118
PaperCorea, Inc. (I)(L)	70,940	49,621
Poonglim Industrial Company, Ltd. (I)	189	394
Poongsan Corp.	5,680	158,903
Poongsan Holdings Corp.	5,382	240,215
POSCO	25,197	7,750,414
POSCO Coated & Color
Steel Company, Ltd. (I)	4,050	50,656
POSCO, ADR	51,708	3,924,637
Pulmuone Company, Ltd.	83	10,880
S&T Dynamics Company, Ltd.	24,980	244,962
S&T Holdings Company, Ltd.	11,230	202,581
S&T Motiv Company, Ltd.	5,310	182,878
Saeron Automotive Corp.	1,790	19,465
Sam Young Electronics Company, Ltd.	10,510	135,001
Samho Development Company, Ltd.	3,660	11,480
Samick Musical Instruments Company, Ltd.	11,240	43,803
Samsung SDI Company, Ltd.	14,723	1,705,020
Samsung Securities Company, Ltd.	3,732	155,769
Samyang Genex Company, Ltd.	1,448	192,064
Samyang Holdings Corp.	7,192	592,633
Samyang Tongsang Company, Ltd.	1,360	103,266
SAVEZONE I&C Corp.	16,880	113,435
SBS Media Holdings Company, Ltd.	16,606	54,784
SeAH Besteel Corp.	970	34,708
SeAH Holdings Corp.	1,122	190,265
SeAH Steel Corp.	2,835	247,400
Sebang Company, Ltd.	11,820	229,639
Seohee Construction Company, Ltd. (I)(L)	40,163	31,808
SG Corp. (I)(L)	84,000	52,678
Shinhan Financial Group
Company, Ltd., ADR (L)	371,817	16,902,801
Shinhan Financial Group Company, Ltd.	12,565	578,450
Shinsegae Company, Ltd.	3,190	662,446
Shinsegae Information &
Communication Company, Ltd.	1,038	108,850
Shinsung Solar Energy Company, Ltd. (I)	30,622	32,336
Shinsung Tongsang Company, Ltd. (I)(L)	24,560	28,856
Shinwon Corp. (I)(L)	27,180	61,137
Shinyoung Securities Company, Ltd.	5,296	315,573
Silla Company, Ltd.	5,066	125,255
Sindoh Company, Ltd.	3,959	281,864
SK Chemicals Company, Ltd.	4,376	249,630
SK Gas Company, Ltd.	2,898	385,632
SK Holdings Company, Ltd.	24,253	4,335,579
SK Innovation Company, Ltd.	34,298	2,631,043
SK Networks Company, Ltd. (I)	22,807	228,782
SK Securities Company, Ltd. (I)	198,250	172,196
Songwon Industrial Company, Ltd.	6,230	37,824
Ssangyong Cement Industrial Company, Ltd. (I)	20,770	203,648
STS Semiconductor & Telecommunications (I)	7,351	20,190
STX Engine Company, Ltd. (I)	800	2,661
Sungshin Cement Company, Ltd. (I)	15,480	127,713
Tae Kyung Industrial Company, Ltd.	10,000	55,866
Taekwang Industrial Company, Ltd.	444	559,888
Taewoong Company, Ltd. (I)	1,493	28,874
Taeyoung Engineering &
Construction Company, Ltd.	55,620	273,865
Tailim Packaging Industrial Company, Ltd. (L)	30,000	64,583
TCC Steel	5,686	18,156
TK Chemical Corp. (I)	7,585	15,536
Tong Yang Moolsan Company, Ltd.	1,510	11,770
TONGYANG Securities, Inc. (L)	75,161	190,467
TS Corp.	5,232	169,192
Uju Electronics Company, Ltd.	1,757	19,612
Unid Company, Ltd.	1,621	90,692
Union Steel	8,940	95,609
Wiscom Company, Ltd.	3,760	21,417
Woojeon & Handan Company, Ltd.	5,380	14,867
Woori Finance Holdings Company, Ltd. (I)	161,005	1,986,097
Woori Finance Holdings
Company, Ltd., ADR (I)	83	3,079
Woori Investment & Securities Company, Ltd.	115,050	1,284,014
YESCO Company, Ltd.	1,950	71,807
Yoosung Enterprise Company, Ltd.	6,386	44,493
Youlchon Chemical Company, Ltd.	14,150	177,740
Young Poong Corp.	143	187,292
YuHwa Securities Company, Ltd.	3,410	45,719
		135,141,688
Taiwan - 15.0%
Ability Enterprise Company, Ltd.	175,000	99,245
Accton Technology Corp.	687,722	400,492
Acer, Inc. (I)	1,482,000	1,040,878
Aces Electronic Company, Ltd.	29,000	38,537
ACHEM Technology Corp.	128,173	82,872
Action Electronics Company, Ltd. (I)	190,923	41,106

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Advanced Connectek ,Inc. (I)	52,000	$20,463
Advanced International
Multitech Company, Ltd.	11,000	8,770
AGV Products Corp. (I)	568,100	157,746
AimCore Technology Company, Ltd.	26,990	30,371
Alpha Networks, Inc.	245,000	136,744
Altek Corp. (I)	291,578	246,350
AmTRAN Technology Company, Ltd.	327,185	199,271
APCB, Inc.	92,000	63,772
Apex Science & Engineering	41,800	18,554
Ardentec Corp.	76,937	66,631
Asia Cement Corp.	1,382,805	1,766,200
Asia Optical Company, Inc. (I)	183,000	285,048
Asia Polymer Corp.	93,400	63,522
Asia Vital Components Company, Ltd.	148,328	104,935
AU Optronics Corp., ADR	883,628	3,675,892
Audix Corp.	81,200	103,570
Avermedia Technologies, Inc. (I)	163,000	62,941
Avision, Inc. (I)	154,751	50,051
AVY Precision Technology, Inc.	4,000	13,059
Bank of Kaohsiung	541,249	160,919
BES Engineering Corp.	1,528,700	385,654
Biostar Microtech International Corp.	67,000	24,978
Bright Led Electronics Corp.	97,000	43,878
Cameo Communications, Inc.	164,944	39,653
Capital Securities Corp.	1,013,069	332,762
Carnival Industrial Corp.	205,000	54,417
Cathay Chemical Works	93,000	49,500
Cathay Real Estate
Development Company, Ltd.	1,335,000	696,923
Central Reinsurance Company, Ltd.	299,290	160,188
ChainQui Construction
Development Company, Ltd.	75,000	58,842
Champion Building Materials Company, Ltd.	120,132	40,275
Chang Hwa Commercial Bank	2,773,519	1,699,602
Charoen Pokphand Enterprise	154,350	128,697
Cheng Loong Corp.	1,412,320	594,058
Cheng Uei Precision Industry Company, Ltd.	303,629	543,661
Chia Chang Company, Ltd.	50,000	53,363
Chia Hsin Cement Corp.	715,773	349,356
Chien Kuo Construction Company, Ltd.	172,785	68,534
Chien Shing Stainless Steel Company (I)	199,000	37,760
Chin-Poon Industrial Company, Ltd.	194,571	323,409
China Airlines, Ltd. (I)	2,177,910	730,615
China Chemical &
Pharmaceutical Company, Ltd.	196,000	136,533
China Development Financial Holdings Corp.	7,210,208	2,211,625
China Electric Manufacturing Corp.	93,000	34,865
China General Plastics Corp.	545,688	209,247
China Glaze Company, Ltd.	98,000	46,859
China Life Insurance Company, Ltd.	434,500	358,135
China Man-Made Fiber Corp. (I)	995,000	285,828
China Metal Products Company, Ltd.	138,513	144,561
China Motor Corp.	452,125	402,479
China Petrochemical Development Corp.	886,550	277,609
China Steel Corp.	1,077,180	920,420
China Steel Structure Company, Ltd.	50,000	47,637
China Synthetic Rubber Corp.	136,965	146,088
China Wire & Cable Company, Ltd. (I)	128,000	54,067
Chinese Maritime Transport, Ltd.	29,000	31,590
Chun Yu Works & Company, Ltd.	161,000	70,920
Chun Yuan Steel	672,874	264,401
Chung Hsin Electric &
Machinery Manufacturing Corp. (I)	292,000	196,080
Chung Hung Steel Corp. (I)	235,625	60,395
Chung Hwa Pulp Corp. (I)	501,610	148,174
Chunghwa Picture Tubes, Ltd. (I)	4,649,429	256,708
CMC Magnetics Corp. (I)	4,348,000	670,471
CoAsia Microelectronics Corp.	40,950	17,465
Collins Company, Ltd.	134,626	60,205
Compal Electronics, Inc.	3,788,000	2,833,839
Compeq Manufacturing Company	844,000	496,909
Concord Securities Corp. (I)	135,000	36,003
Continental Holdings Corp.	862,050	325,789
Coretronic Corp. (I)	421,500	680,438
Coxon Precise Industrial Company, Ltd.	59,000	102,648
CSBC Corp. Taiwan	147,100	84,744
D-Link Corp.	397,630	236,646
DA CIN Construction Company, Ltd.	62,000	43,618
Darfon Electronics Corp.	220,850	140,598
Delpha Construction Company, Ltd.	104,261	47,936
Dynamic Electronics Company, Ltd. (I)	159,762	86,594
E Ink Holdings, Inc. (I)	150,000	84,441
E.Sun Financial Holding Company, Ltd.	4,959,594	3,007,239
Eastern Media International Corp.	624,608	211,169
Edimax Technology Company, Ltd.	53,404	21,744
Edison Opto Corp. (I)	62,000	60,252
Edom Technology Company, Ltd.	155,100	141,746
Elite Material Company	113,000	125,689
Elitegroup Computer
Systems Company, Ltd. (I)	600,651	438,945
ENG Electric Company, Ltd.	46,000	33,385
EnTie Commercial Bank	53,000	25,248
Episil Technologies, Inc. (I)	140,000	48,094
Epistar Corp.	608,000	1,135,894
Etron Technology, Inc. (I)	26,000	13,364
Eva Airways Corp. (I)	567,000	299,962
Everest Textile Company, Ltd. (I)	230,000	117,335
Evergreen International Storage
& Transport Corp.	353,600	212,674
Evergreen Marine Corp Taiwan, Ltd. (I)	1,571,291	921,576
Excelsior Medical Company, Ltd.	70,200	125,843
Far Eastern Department Stores Company, Ltd.	240,720	231,962
Far Eastern International Bank	2,051,220	691,489
Far Eastern New Century Corp.	177,480	178,751
Farglory FTZ Investment
Holding Company, Ltd. (I)	45,000	30,938
Farglory Land Development Company, Ltd.	110,530	130,005
Federal Corp.	630,528	364,509
First Copper Technology Company, Ltd.	356,000	125,150
First Financial Holding Company, Ltd.	5,041,619	3,034,509
First Insurance Company, Ltd.	193,475	102,303
First Steamship Company, Ltd.	249,104	170,103
Forhouse Corp.	323,099	131,586
Formosa Advanced
Technologies Company, Ltd.	24,000	17,503
Formosa Epitaxy, Inc. (I)	329,000	176,426
Formosa Oilseed Processing	88,578	76,650
Formosa Taffeta Company, Ltd.	766,000	751,642
Formosan Rubber Group, Inc.	272,000	288,853
Formosan Union Chemical	280,940	128,010
Fortune Electric Company, Ltd.	35,000	18,399
Founding Construction &
Development Company, Ltd.	98,443	66,322
Foxconn Technology Company, Ltd.	193,200	477,378

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Foxlink Image Technology Company, Ltd.	67,000	$42,773
Froch Enterprise Company, Ltd. (I)	41,000	17,481
FSP Technology, Inc.	72,229	64,726
Fubon Financial Holding Company, Ltd.	3,803,649	5,828,557
Fullerton Technology Company, Ltd.	86,460	72,688
Fulltech Fiber Glass Corp.	149,616	54,513
Fwusow Industry Company, Ltd.	179,216	99,034
G Shank Enterprise Company, Ltd.	55,000	45,679
G Tech Optoelectronics Corp.	60,000	57,810
Gallant Precision Machining Co Ltd.	66,000	26,737
Gemtek Technology Corp.	199,697	177,921
Genesis Photonics, Inc. (I)	160,240	91,574
Getac Technology Corp.	460,000	232,575
Giantplus Technology Company, Ltd. (I)	30,000	12,139
Giga Solution Tech Company, Ltd.	19,000	12,199
Gigabyte Technology Company, Ltd.	250,000	279,540
Gintech Energy Corp. (I)	258,349	225,333
Global Brands Manufacture, Ltd. (I)	171,806	58,965
Global Lighting Technologies, Inc.	23,000	29,501
Globe Union Industrial Corp.	96,750	48,959
Gloria Material Technology Corp.	283,350	213,238
Gold Circuit Electronics, Ltd. (I)	666,204	257,915
Goldsun Development &
Construction Company, Ltd.	1,644,714	581,350
Grand Pacific Petrochemical Corp.	783,000	354,278
Great Wall Enterprise Company, Ltd.	88,400	86,162
Green Energy Technology, Inc. (I)	221,194	182,196
GTM Corp. (I)	159,000	116,075
Hannstar Board Corp.	128,759	52,174
HannStar Display Corp.	2,630,842	703,848
Harvatek Corp.	131,521	73,680
Hey Song Corp.	177,000	199,793
Ho Tung Chemical Corp.	892,229	294,803
Hocheng Corp.	424,500	158,219
Holy Stone Enterprise Company, Ltd.	118,300	165,464
Hong TAI Electric Industrial	351,000	120,459
Horizon Securities Company, Ltd.	223,000	64,626
Hsin Kuang Steel Company, Ltd.	312,085	187,198
Hsing TA Cement Company, Ltd.	435,000	204,708
Hua Eng Wire & Cable Company, Ltd.	923,000	320,193
Hua Nan Financial Holdings Company, Ltd.	2,797,498	1,631,812
Huang Hsiang Construction Company	35,000	44,867
Hung Ching Development &
Construction Company, Ltd.	173,000	102,072
Hung Poo Real Estate Development Corp.	123,000	99,625
Hung Sheng Construction Company, Ltd. (I)	615,200	414,665
Hwa Fong Rubber Company, Ltd.	65,492	46,772
I-Chiun Precision Industry Company, Ltd.	98,000	62,306
Ichia Technologies, Inc.	248,180	294,667
Infortrend Technology, Inc.	118,000	62,208
Innolux Corp.	6,278,561	2,709,628
Inotera Memories, Inc. (I)	484,000	716,025
ITE Technology, Inc.	7,913	9,117
J Touch Corp. (I)	37,000	22,964
Janfusun Fancyworld Corp. (I)	15,071	2,463
Jess-Link Products Company, Ltd.	57,000	59,235
Jih Sun Financial Holdings Co Ltd.	92,333	24,561
K Laser Technology, Inc.	82,214	43,756
Kang Na Hsiung Enterprise Company, Ltd.	105,000	47,973
Kaulin Manufacturing Company, Ltd.	202,710	141,773
Kenmec Mechanical
Engineering Company, Ltd.	44,000	21,951
King Yuan Electronics Company, Ltd.	1,141,796	971,577
King’s Town Bank	421,000	465,641
King’s Town Construction Company, Ltd. (I)	15,000	12,277
Kinko Optical Company, Ltd.	36,000	29,613
Kinpo Electronics, Inc.	1,416,269	672,081
KS Terminals, Inc.	37,000	44,672
Kuoyang Construction Company, Ltd.	52,335	23,995
Kwong Fong Industries	537,040	289,681
KYE System Corp.	222,382	86,200
L&K Engineering Company, Ltd.	74,000	62,049
LAN FA Textile	188,863	62,652
LCY Chemical Corp.	19,000	10,406
Leader Electronics, Inc.	51,000	20,428
Lealea Enterprise Company, Ltd. (I)	1,089,125	336,709
LEE CHI Enterprises Company, Ltd.	118,000	54,420
Lelon Electronics Corp.	12,650	17,120
Leofoo Development Company, Ltd. (I)	125,969	48,599
LES Enphants Company, Ltd.	64,000	38,804
Li Peng Enterprise Company, Ltd. (I)	729,600	265,816
Lien Hwa Industrial Corp.	776,414	517,802
Lingsen Precision Industries, Ltd.	372,481	194,038
Lite-On Semiconductor Corp.	245,000	170,392
Lite-On Technology Corp.	1,783,344	2,565,026
Long Chen Paper Company, Ltd.	881,307	459,096
Lotes Company, Ltd.	44,000	185,272
Lucky Cement Corp.	390,000	128,048
Macronix International (I)	3,734,001	835,636
Marketech International Corp.	82,000	60,734
Masterlink Securities Corp.	716,496	235,431
Mayer Steel Pipe Corp.	321,379	156,928
Mega Financial Holding Company, Ltd.	5,929,098	4,859,229
Meiloon Industrial Company, Ltd.	107,684	46,295
Mercuries & Associates, Ltd.	56,000	34,492
Mercuries Life Insurance Company, Ltd. (I)	41,164	24,145
Micro-Star International Company, Ltd.	970,264	1,192,986
Mitac Holdings Corp.	446,978	368,281
Mosel Vitelic, Inc. (I)	286,758	68,798
Nan Ya Printed Circuit Board Corp. (I)	87,000	139,751
Nantex Industry Company, Ltd.	33,852	18,416
Nien Hsing Textile Company, Ltd.	449,000	389,610
Nishoku Technology, Inc.	6,000	8,908
Optimax Technology Corp. (I)	103,000	18,107
OptoTech Corp.	305,000	143,312
Orient Semiconductor Electronics, Ltd. (I)	197,000	82,156
P-Two Industries, Inc.	14,000	6,391
Pacific Construction Company, Ltd.	89,289	31,239
Pan Jit International, Inc. (I)	249,000	113,667
Pan-International Industrial	32,481	21,935
Paragon Technologies Company, Ltd.	28,904	47,131
Pegatron Corp.	1,381,660	2,539,749
Phihong Technology Company, Ltd.	152,000	90,352
Plotech Company, Ltd.	30,000	12,005
Portwell, Inc.	42,000	59,992
Pou Chen Corp.	341,348	379,216
Powercom Company, Ltd. (I)	85,600	15,254
Powertech Technology, Inc. (I)	519,000	938,379
President Securities Corp.	564,285	314,159
Prime Electronics Satellitics, Inc.	50,000	23,714
Prince Housing & Development Corp.	275,555	109,511
Prodisc Technology, Inc. (I)	762,000	0
Qisda Corp. (I)	1,550,280	686,007
Qualipoly Chemical Corp.	21,000	15,055
Quanta Storage, Inc.	131,000	153,923
Quintain Steel Company, Ltd. (I)	361,602	76,713

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Radium Life Tech Company, Ltd. (I)	406,211	$236,778
Ralec Electronic Corp.	41,335	78,844
Rexon Industrial Corp., Ltd.	63,456	20,018
Rich Development Company, Ltd.	131,000	56,952
Ritek Corp. (I)	3,713,029	448,662
Ruentex Development Company, Ltd.	104,000	167,866
Ruentex Industries, Ltd.	203,000	451,167
Sampo Corp.	902,338	373,500
Sheng Yu Steel Company, Ltd.	169,000	121,350
ShenMao Technology, Inc.	13,000	14,548
Shih Wei Navigation Company, Ltd.	54,039	36,397
Shihlin Electric & Engineering Corp.	41,000	55,702
Shin Kong Financial Holding Company, Ltd.	5,375,680	1,629,476
Shin Zu Shing Company, Ltd.	51,000	126,196
Shinkong Insurance Company, Ltd.	142,000	111,784
Shinkong Synthetic Fibers Corp.	2,221,239	795,605
Shuttle, Inc.	112,000	30,353
Sigurd Microelectronics Corp.	341,293	342,623
Silicon Integrated Systems Corp. (I)	440,000	130,711
Silitech Technology Corp.	60,420	48,094
Singatron Enterprise Company, Ltd. (I)	17,000	7,483
Sino-American Silicon Products, Inc. (I)	300,000	447,794
Sinon Corp.	368,650	210,875
SinoPac Financial Holdings Company, Ltd.	6,573,717	2,818,632
Siward Crystal Technology Company, Ltd.	64,213	44,398
Solar Applied Materials Technology Company	38,000	32,507
Solartech Energy Corp. (I)	149,624	108,999
Solomon Technology Corp. (I)	82,421	50,811
Solytech Enterprise Corp. (I)	72,000	22,575
Southeast Cement Company, Ltd.	295,000	162,341
Spirox Corp. (I)	127,068	94,243
Sunplus Technology Company, Ltd. (I)	409,000	172,047
Sunrex Technology Corp.	71,000	38,411
Super Dragon Technology Company, Ltd.	3,000	1,924
Supreme Electronics Company, Ltd.	198,672	118,500
Sweeten Construction Company, Ltd.	38,586	23,367
TA Chen Stainless Pipe (I)	565,788	346,485
Ta Chong Bank, Ltd. (I)	2,456,611	788,227
Ta Chong Securities Company, Ltd.	51,000	17,431
Ta Ya Electric Wire & Cable Company, Ltd.	928,436	213,635
TA-I Technology Company, Ltd.	75,823	43,130
Tah Hsin Industrial Company, Ltd. (I)	217,000	200,785
Taichung Commercial Bank	2,340,591	792,270
Tainan Enterprises Company, Ltd.	194,250	175,714
Tainan Spinning Company, Ltd.	1,253,197	742,483
Taishin Financial Holdings Company, Ltd.	8,275,400	3,873,153
Taisun Enterprise Company, Ltd. (I)	73,032	29,629
Taita Chemical Company, Ltd. (I)	140,028	40,577
Taiwan Business Bank (I)	3,389,081	999,828
Taiwan Cement Corp.	2,901,983	4,319,101
Taiwan Cogeneration Corp.	359,434	260,970
Taiwan Cooperative Financial
Holding Company, Ltd.	4,843,096	2,610,017
Taiwan Fertilizer Company, Ltd.	352,000	581,464
Taiwan Fire & Marine Insurance Company	6,000	4,506
Taiwan FU Hsing Industrial Company, Ltd.	45,000	43,396
Taiwan Glass Industrial Corp.	142,000	117,525
Taiwan Hopax Chemicals
Manufacturing Company, Ltd.	10,200	7,639
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Land Development Corp.	559,511	198,302
Taiwan Mask Corp.	407,150	129,356
Taiwan Navigation Company, Ltd.	49,000	35,656
Taiwan PCB Techvest Company, Ltd.	78,000	121,410
Taiwan Pulp & Paper Corp. (I)	417,640	169,525
Taiwan Semiconductor Company, Ltd.	11,000	13,328
Taiwan Surface Mounting
Technology Company, Ltd.	24,024	35,098
Taiwan TEA Corp.	546,000	314,633
Taiwan Union Technology Corp.	65,000	59,690
Taiyen Biotech Company, Ltd.	230,137	185,475
Tatung Company, Ltd. (I)	2,366,200	690,092
Teco Electric & Machinery Company, Ltd.	1,870,000	1,920,224
Tex-Ray Industrial Company, Ltd. (I)	91,800	42,042
The Ambassador Hotel	54,000	49,104
Tong Yang Industry Company, Ltd.	192,627	204,979
Tong-Tai Machine & Tool Company, Ltd.	112,363	114,097
Topoint Technology Company, Ltd.	70,212	79,501
TPK Holding Company, Ltd.	29,000	173,379
Transasia Airways Corp.	48,000	17,284
Tripod Technology Corp.	15,000	30,947
Tung Ho Steel Enterprise Corp.	266,000	215,420
TYC Brother Industrial Company, Ltd. (I)	131,511	76,398
Tycoons Group Enterprise Company, Ltd. (I)	367,768	75,739
Tyntek Corp. (I)	209,096	57,789
TZE Shin International Company, Ltd.	50,698	16,365
U-Tech Media Corp. (I)	180,000	37,743
Unimicron Technology Corp.	1,112,000	827,603
Union Bank of Taiwan (I)	895,127	311,759
Unitech Computer Company, Ltd.	158,039	91,666
Unitech Printed Circuit Board Corp. (I)	717,975	316,026
United Integrated Services Company, Ltd.	64,000	63,432
United Microelectronics Corp.	10,685,794	4,407,574
Universal Cement Corp.	749,090	655,609
Unizyx Holding Corp.	377,000	246,501
UPC Technology Corp.	956,156	359,445
USI Corp.	154,000	76,105
Ve Wong Corp.	93,993	73,253
Wafer Works Corp. (I)	268,342	119,439
Wah Hong Industrial Corp.	7,988	9,598
Wah Lee Industrial Corp.	76,000	134,764
Walsin Lihwa Corp. (I)	2,105,000	691,298
Walsin Technology Corp. (I)	858,044	323,635
Walton Advanced Engineering, Inc.	229,584	109,128
Wan Hai Lines, Ltd.	149,050	106,694
Waterland Financial Holding Company, Ltd.	2,802,399	792,208
Ways Technical Corp., Ltd.	17,000	19,863
WEI Chih Steel Industrial Company, Ltd. (I)	100,000	14,776
Wei Mon Industry Company, Ltd. (I)	211,815	50,803
Well Shin Technology Company, Ltd.	30,000	49,963
Winbond Electronics Corp. (I)	2,316,000	692,996
Wintek Corp. (I)	1,535,000	329,638
Wistron Corp.	1,965,052	2,001,048
WT Microelectronics Company, Ltd.	82,434	132,444
WUS Printed Circuit Company, Ltd.	520,000	240,410
Yageo Corp.	1,923,600	1,394,348
Yang Ming Marine Transport Corp. (I)	786,500	342,388
YC Company, Ltd.	188,587	104,984
YC INOX Company, Ltd.	58,000	49,286
YeaShin International
Development Company, Ltd.	28,775	16,456
YFY, Inc.	1,678,202	727,905
Yi Jinn Industrial Company, Ltd.	313,904	86,631
Yieh Phui Enterprise Company, Ltd.	1,810,870	549,859
Young Fast Optoelectronics Company, Ltd.	103,000	77,085
Yuanta Financial Holdings Company, Ltd.	4,944,297	2,435,977

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Yufo Electronics Company, Ltd.	12,000	$7,488
Yulon Motor Company, Ltd.	653,000	975,413
Yung Chi Paint & Varnish
Manufacturing Company, Ltd.	10,787	30,877
Zenitron Corp.	150,000	86,786
Zig Sheng Industrial Company, Ltd.	352,908	102,399
Zinwell Corp.	112,000	103,834
ZongTai Real Estate
Development Company, Ltd.	51,000	30,590
		133,435,878
Thailand - 3.2%
A.J. Plast PCL (I)	117,500	39,861
AAPICO Hitech PCL	144,720	72,751
AP Thailand PCL	1,076,700	239,082
Asia Plus Securities PCL	74,100	9,004
Bangkok Bank PCL	232,200	1,458,868
Bangkok Bank PCL, Foreign Shares	33,500	216,650
Bangkok Expressway PCL	565,700	662,964
Bangkok Insurance PCL	4,550	50,376
Banpu PCL (L)	1,122,000	1,020,786
Cal-Comp Electronics Thailand PCL	1,955,512	182,133
Eastern Water Resources Development &
Management PCL	143,600	48,273
Esso Thailand PCL (I)	1,389,900	248,617
G J Steel PCL (I)	58,717,750	144,870
G Steel PCL (I)	3,947,700	21,915
Hana Microelectronics PCL	328,800	428,429
IRPC PCL	5,208,900	552,617
KGI Securities Thailand PCL	566,200	57,973
Kiatnakin Bank PCL	434,200	565,766
Krung Thai Bank PCL	2,764,100	2,020,329
Krungthai Card PCL	95,800	201,645
MBK PCL	418,000	210,128
Padaeng Industry PCL	46,900	25,168
Polyplex PCL	266,900	106,184
Pranda Jewelry PCL	214,300	43,620
Precious Shipping PCL	322,600	238,779
Property Perfect PCL	1,534,900	65,798
PTT Exploration & Production PCL	188,700	931,133
PTT Global Chemical PCL	1,078,300	2,028,567
PTT PCL	877,100	9,738,042
Regional Container Lines PCL (I)	582,300	190,359
Saha-Union PCL	204,000	268,959
Sahaviriya Steel Industries PCL (I)	9,648,400	101,171
Sansiri PCL	2,762,600	190,847
SC Asset Corp. PCL	1,517,063	182,469
Siam Future Development PCL	159,076	35,078
Siamgas & Petrochemicals PCL	121,600	51,003
Somboon Advance Technology PCL	68,200	39,963
Sri Trang Agro-Industry PCL (L)	518,700	222,357
Srithai Superware PCL	283,000	24,612
Tata Steel Thailand PCL (I)	5,227,800	153,166
Thai Airways International PCL	952,800	420,202
Thai Carbon Black PCL	44,000	38,335
Thai Oil PCL	584,700	928,668
Thai Stanley Electric PCL	700	4,814
Thanachart Capital PCL	811,900	932,715
The Bangchak Petroleum PCL	805,100	887,658
Thitikorn PCL	59,000	18,742
Thoresen Thai Agencies PCL (I)(L)	796,541	550,270
TMB Bank PCL	9,443,800	897,052
TPI Polene PCL	1,302,600	767,299
Vanachai Group PCL	940,600	239,320
Vinythai PCL	276,900	95,645
		28,871,032
Turkey - 2.1%
Adana Cimento Sanayii TAS, Class A	60,198	125,920
Akbank TAS	569,283	1,854,823
Akenerji Elektrik Uretim AS (I)(L)	150,806	72,916
Akfen Holding AS	42,353	84,963
Aksa Akrilik Kimya Sanayi AS	104,930	316,031
Alarko Holding AS (L)	100,330	168,746
Albaraka Turk Katilim Bankasi AS	47,374	34,121
Anadolu Anonim Tuerk Sigorta Sirketi (I)(L)	360,610	220,179
Anadolu Cam Sanayii AS	133,951	95,788
Asya Katilim Bankasi AS (I)	371,165	139,734
Aygaz AS	78,512	320,461
Baticim Bati Anadolu Cimento Sanayii AS	16,440	48,007
Borusan Mannesmann Boru Sanayi ve
Ticaret AS	66,572	188,111
Deva Holding AS (I)	47,695	40,022
Dogan Sirketler Grubu Holdings AS (I)	1,464,692	424,878
Eczacibasi Yatirim Holding Ortakligi AS	27,948	76,826
EGE Seramik Sanayi ve Ticaret AS	19,278	30,576
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	268,690	252,521
Eregli Demir ve Celik Fabrikalari TAS	818,434	1,520,152
Gentas Genel Metal Sanayi ve Ticaret AS	70,980	47,708
Global Yatirim Holding AS (I)	380,889	234,399
Goldas Kuyumculuk Sanayi Ithalat ve
Ihracat AS (I)	54,846	5,059
GSD Holding AS (I)(L)	418,949	274,102
Hurriyet Gazetecilik AS (I)(L)	291,507	71,674
Ihlas Holding AS (I)	481,506	61,222
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	52,948	40,978
Is Finansal Kiralama AS	99,843	40,724
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class A (I)	22,975	26,668
Karsan Otomotiv Sanayii ve Ticaret AS (I)	100,721	55,764
KOC Holdings AS	292,261	1,350,802
Menderes Tekstil Sanayi ve Ticaret AS (I)	171,704	62,545
Metro Ticari ve Mali Yatirimlar Holding AS (I)	200,802	53,773
Parsan Makina Parcalari (I)	48,236	95,802
Pinar Entegre Et ve Un Sanayi AS	36,324	144,099
Sarkuysan Elektrolitik Bakir Sanayi ve
Ticaret AS	168,256	230,692
Sasa Polyester Sanayi (I)	105,156	73,071
Sekerbank TAS (I)	531,398	442,809
Selcuk Ecza Deposu Ticaret ve Sanayi AS	50,128	45,982
Soda Sanayii AS	102,067	170,151
Tekfen Holding AS	118,224	262,803
Tekstil Bankasi AS (I)	84,007	74,517
Trakya Cam Sanayi AS	447,577	501,546
Turcas Petrol AS	47,466	47,165
Turk Hava Yollari (I)	159,792	454,313
Turkiye Garanti Bankasi AS	230,747	811,021
Turkiye Halk Bankasi AS	166,967	1,004,481
Turkiye Is Bankasi, Class C	1,028,262	2,285,076
Turkiye Sinai Kalkinma Bankasi AS	868,913	732,307
Turkiye Sise ve Cam Fabrikalari AS	472,071	598,218
Turkiye Vakiflar Bankasi Tao, Class D	610,015	1,131,027
Uzel Makina Sanayii AS (I)	22,930	0
Vestel Elektronik Sanayi ve Tracaret AS (I)	118,623	327,719
Yapi ve Kredi Bankasi AS (L)	397,319	780,163
		18,553,155

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Ukraine - 0.0%
Kernel Holding SA (I)	25,996	$194,727
TOTAL COMMON STOCKS (Cost $849,185,834)		$864,343,131

PREFERRED SECURITIES - 2.8%
Brazil - 2.7%
Banco ABC Brasil SA	72,290	400,175
Banco Daycoval SA	88,000	334,348
Banco do Estado do Rio Grande do Sul SA,
B Shares	16,600	99,692
Banco Industrial e Comercial SA	155,800	464,647
Banco Pan SA	21,392	27,529
Banco Pine SA	38,200	121,260
Banco Sofisa SA	50,400	56,623
Cia Ferro Ligas da Bahia - Ferbasa	98,024	372,033
Eucatex SA Industria e Comercio	45,078	72,744
Forjas Taurus SA	19,105	3,825
Gerdau SA	201,057	967,604
Parana Banco SA	21,400	94,421
Petroleo Brasileiro SA	753,668	5,569,954
Suzano Papel e Celulose SA, A Shares	207,800	835,360
Unipar Carbocloro SA	767,100	162,963
Usinas Siderurgicas de Minas Gerais SA,
A Shares (I)	283,685	738,259
Vale SA	1,337,377	12,992,677
		23,314,114
Colombia - 0.1%
Grupo de Inversiones Suramericana SA	48,323	966,462
TOTAL PREFERRED SECURITIES (Cost $31,196,607)		$24,280,576

RIGHTS - 0.0%
Agile Property Holdings, Ltd. (Strike Price:
HKD 4.00) (I)(N)	171,200	16,977
NCC, Ltd. (Expiration Date: 10/17/2014; Strike
Price: INR 20.00) (I)	307,899	94,224
Yuexiu Property Company, Ltd. (Expiration
Date: 10/14/2014; Strike Price:
HKD 1.25) (I)	2,058,293	31,809
TOTAL RIGHTS (Cost $171,282)		$143,010

WARRANTS - 0.0%
Golden Meditech Holdings, Ltd. (Expiration
Date: 07/30/2015) (I)(N)	116,034	2,256
Loxley PCL (Expiration Date: 09/30/2017;
Strike Price: THB 7.00) (I)	837	14
TOTAL WARRANTS (Cost $0)		$2,270

SECURITIES LENDING COLLATERAL - 5.2%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	4,645,246	46,485,441
TOTAL SECURITIES LENDING
COLLATERAL (Cost $46,485,435)		$46,485,441
Total Investments (Emerging Markets Value Trust)
(Cost $927,039,158) - 104.9%		$935,254,428
Other assets and liabilities, net - (4.9%)		(43,297,861)
TOTAL NET ASSETS - 100.0%		$891,956,567

Equity-Income Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 90.8%
Consumer discretionary - 10.4%
Auto components - 0.6%
Johnson Controls, Inc.	274,900	$12,095,600
Automobiles - 1.0%
Ford Motor Company	662,300	9,795,417
General Motors Company	320,198	10,227,124
		20,022,541
Distributors - 0.6%
Genuine Parts Company	134,400	11,788,220
Hotels, restaurants and leisure - 0.9%
Carnival Corp.	451,300	18,128,721
Household durables - 0.1%
Whirlpool Corp.	14,500	2,111,925
Leisure products - 0.9%
Mattel, Inc.	596,375	18,278,894
Media - 3.5%
Cablevision Systems Corp., Class A (L)	509,600	8,923,096
Comcast Corp., Class A	191,600	10,304,248
News Corp., Class A (I)	166,300	2,719,005
Pearson PLC	315,196	6,330,171
The Madison Square Garden, Inc., Class A (I)	53,100	3,510,972
The New York Times Company, Class A	459,700	5,157,834
The Walt Disney Company	120,500	10,728,115
Time Warner, Inc.	302,300	22,735,983
		70,409,424
Multiline retail - 1.9%
Kohl’s Corp.	378,000	23,069,340
Macy’s, Inc.	258,600	15,045,348
		38,114,688
Specialty retail - 0.7%
Staples, Inc.	964,100	11,665,610
Tiffany & Company	14,900	1,435,019
		13,100,629
Textiles, apparel and luxury goods - 0.2%
Coach, Inc.	137,700	4,903,497
		208,954,139
Consumer staples - 4.6%
Beverages - 0.8%
PepsiCo, Inc.	167,000	15,546,030
Food products - 2.4%
Archer-Daniels-Midland Company	436,700	22,315,370
Campbell Soup Company	374,400	15,998,112
ConAgra Foods, Inc.	64,600	2,134,384
McCormick & Company, Inc.	115,000	7,693,500
		48,141,366
Household products - 1.0%
Procter & Gamble Company	34,500	2,889,030
The Clorox Company (L)	183,300	17,604,132
		20,493,162
Personal products - 0.4%
Avon Products, Inc.	736,400	9,278,640
		93,459,198
Energy - 13.4%
Energy equipment and services - 1.2%
Diamond Offshore Drilling, Inc. (L)	244,700	8,385,869

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Schlumberger, Ltd.	160,400	$16,311,076
		24,696,945
Oil, gas and consumable fuels - 12.2%
Anadarko Petroleum Corp.	143,400	14,546,496
Apache Corp.	412,300	38,702,601
BP PLC, ADR	237,875	10,454,606
Chevron Corp.	339,600	40,521,072
ConocoPhillips	115,700	8,853,364
CONSOL Energy, Inc.	395,500	14,973,630
Exxon Mobil Corp.	378,000	35,550,900
Hess Corp.	271,700	25,626,744
Murphy Oil Corp.	333,700	18,990,867
Royal Dutch Shell PLC, ADR	395,300	30,094,189
Talisman Energy, Inc.	949,100	8,209,715
		246,524,184
		271,221,129
Financials - 18.3%
Banks - 10.9%
Bank of America Corp.	1,983,593	33,820,261
JPMorgan Chase & Company	868,175	52,298,862
Regions Financial Corp.	722,300	7,251,892
SunTrust Banks, Inc.	511,200	19,440,936
The PNC Financial Services Group, Inc.	339,600	29,062,968
U.S. Bancorp	831,600	34,785,828
Wells Fargo & Company	836,900	43,410,003
		220,070,750
Capital markets - 1.7%
Legg Mason, Inc.	250,102	12,795,218
Northern Trust Corp.	302,100	20,551,863
The Bank of New York Mellon Corp.	13,524	523,785
		33,870,866
Consumer finance - 1.0%
American Express Company	227,500	19,915,350
Insurance - 3.4%
Loews Corp.	189,600	7,898,736
Marsh & McLennan Companies, Inc.	517,800	27,101,652
MetLife, Inc.	224,000	12,033,280
Sun Life Financial, Inc.	227,800	8,262,306
The Chubb Corp.	97,300	8,862,084
Willis Group Holdings PLC	124,000	5,133,600
		69,291,658
Real estate investment trusts - 1.3%
Digital Realty Trust, Inc.	148,200	9,244,716
Weyerhaeuser Company	500,200	15,936,372
		25,181,088
		368,329,712
Health care - 6.4%
Health care providers and services - 0.6%
Quest Diagnostics, Inc. (L)	206,200	12,512,216
Pharmaceuticals - 5.8%
Bristol-Myers Squibb Company	425,525	21,778,370
GlaxoSmithKline PLC	425,125	9,711,612
Johnson & Johnson	314,700	33,543,873
Merck & Company, Inc.	450,050	26,678,964
Pfizer, Inc.	865,235	25,584,999
		117,297,818
		129,810,034
Industrials - 13.1%
Aerospace and defense - 2.2%
Honeywell International, Inc.	238,800	22,237,056
The Boeing Company	166,300	21,183,294
		43,420,350
Air freight and logistics - 1.0%
United Parcel Service, Inc., Class B	210,300	20,670,387
Airlines - 0.6%
United Continental Holdings, Inc. (I)	240,900	11,271,711
Building products - 0.9%
Masco Corp.	483,500	11,565,320
USG Corp. (I)(L)	270,300	7,430,547
		18,995,867
Electrical equipment - 1.6%
Eaton Corp. PLC	151,404	9,594,471
Emerson Electric Company	349,600	21,877,968
		31,472,439
Industrial conglomerates - 2.7%
General Electric Company	2,142,300	54,885,726
Machinery - 4.1%
Deere & Company	167,100	13,700,529
Illinois Tool Works, Inc.	342,700	28,930,734
Joy Global, Inc. (L)	215,900	11,775,186
Stanley Black & Decker, Inc.	181,300	16,097,627
Xylem, Inc.	360,148	12,781,653
		83,285,729
		264,002,209
Information technology - 10.1%
Communications equipment - 2.7%
Cisco Systems, Inc.	725,900	18,270,903
Harris Corp.	281,000	18,658,400
QUALCOMM, Inc.	241,300	18,042,001
		54,971,304
Electronic equipment, instruments and components - 0.8%
Corning, Inc.	832,100	16,092,814
IT services - 1.3%
Computer Sciences Corp.	160,324	9,803,813
International Business Machines Corp.	51,700	9,814,211
The Western Union Company (L)	425,100	6,818,604
		26,436,628
Semiconductors and semiconductor equipment - 2.4%
Analog Devices, Inc.	284,200	14,065,058
Applied Materials, Inc.	845,500	18,271,255
Texas Instruments, Inc.	316,200	15,079,578
		47,415,891
Software - 1.2%
CA, Inc.	171,800	4,800,092
Microsoft Corp.	414,925	19,235,923
		24,036,015
Technology hardware, storage and peripherals - 1.7%
Apple, Inc.	160,800	16,200,600
Dell, Inc.	1,271,400	18,435,598
		34,636,198
		203,588,850

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Materials - 4.9%
Chemicals - 1.1%
E.I. du Pont de Nemours & Company	180,900	$12,981,384
Potash Corp. of Saskatchewan, Inc.	260,300	8,995,968
		21,977,352
Construction materials - 0.7%
Vulcan Materials Company	237,300	14,292,579
Containers and packaging - 0.6%
MeadWestvaco Corp.	273,500	11,197,090
Metals and mining - 1.3%
Newmont Mining Corp.	351,900	8,111,295
Nucor Corp.	344,200	18,683,176
		26,794,471
Paper and forest products - 1.2%
International Paper Company	510,100	24,352,174
		98,613,666
Telecommunication services - 3.7%
Diversified telecommunication services - 3.5%
AT&T, Inc.	833,349	29,367,219
CenturyLink, Inc.	295,017	12,063,245
Telefonica SA	539,122	8,326,306
Verizon Communications, Inc.	417,885	20,894,627
		70,651,397
Wireless telecommunication services - 0.2%
Vodafone Group PLC	1,329,103	4,379,691
		75,031,088
Utilities - 5.9%
Electric utilities - 4.2%
Duke Energy Corp.	321,719	24,054,930
Entergy Corp.	271,800	21,018,294
Exelon Corp.	481,500	16,414,335
FirstEnergy Corp.	366,600	12,306,762
Xcel Energy, Inc.	403,000	12,251,200
		86,045,521
Independent power and renewable electricity producers - 0.4%
AES Corp.	538,200	7,631,676
Multi-utilities - 1.3%
NiSource, Inc.	642,700	26,337,846
		120,015,043
TOTAL COMMON STOCKS (Cost $1,227,993,624)		$1,833,025,068

SECURITIES LENDING COLLATERAL - 2.7%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	5,482,402	54,862,950
TOTAL SECURITIES LENDING
COLLATERAL (Cost $54,862,914)		$54,862,950

SHORT-TERM INVESTMENTS - 9.1%
Money market funds - 9.1%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	2,000,008	2,000,008
T. Rowe Price Reserve Investment
Fund, 0.0487% (Y)	181,023,363	181,023,363
TOTAL SHORT-TERM INVESTMENTS (Cost $183,023,371)		$183,023,371
Total Investments (Equity-Income Trust)
(Cost $1,465,879,909) - 102.6%		$2,070,911,389
Other assets and liabilities, net - (2.6%)		(53,308,366)
TOTAL NET ASSETS - 100.0%		$2,017,603,023
Financial Services Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.0%
Financials - 95.0%
Banks - 55.1%
Bank of America Corp.	366,256	$6,244,665
Bank of Marin Bancorp, Class A	4,058	186,222
Bankwell Financial Group, Inc. (I)	21,145	401,121
Barclays PLC, ADR	286,004	4,235,719
BB&T Corp.	55,474	2,064,188
Chemical Financial Corp.	18,204	489,506
CIT Group, Inc.	58,472	2,687,373
Citigroup, Inc.	114,662	5,941,785
Danske Bank A/S	63,311	1,716,217
East West Bancorp, Inc.	71,122	2,418,148
Fifth Third Bancorp	95,693	1,915,774
Flushing Financial Corp.	43,445	793,740
Glacier Bancorp, Inc.	103,603	2,679,174
Green Bancorp, Inc. (I)	26,001	445,917
Independent Bank Corp.	14,185	506,688
Independent Bank Corp.	28,748	342,676
JPMorgan Chase & Company	99,630	6,001,711
M&T Bank Corp.	10,951	1,350,149
MB Financial, Inc.	22,367	619,119
Nordea Bank AB	32,888	426,340
North Valley Bancorp (I)	28,034	604,974
Prosperity Bancshares, Inc.	44,496	2,543,836
Regions Financial Corp.	239,672	2,406,307
Royal Bank of Scotland Group PLC, ADR (I)	327,362	3,905,429
Sandy Spring Bancorp, Inc.	20,922	478,905
SKBHC Holdings LLC (I)(R)	516	2,871,689
SpareBank 1 SR-Bank ASA	40,000	379,823
Square 1 Financial, Inc., Class A (I)	15,412	296,373
State Bank Financial Corp.	49,161	798,375
Sun Bancorp, Inc. (I)	33,114	599,695
SunTrust Banks, Inc.	99,980	3,802,239
SVB Financial Group (I)	36,088	4,045,104
Swedbank AB, Class A	151,105	3,789,034
Talmer Bancorp, Inc., Class A	76,528	1,058,382
The PNC Financial Services Group, Inc.	42,383	3,627,137
U.S. Bancorp	156,128	6,530,834
UniCredit SpA	607,932	4,775,845
Union Bankshares Corp.	72,752	1,680,571
Wells Fargo & Company	102,905	5,337,682
Yadkin Financial Corp. (I)	33,417	606,853
Zions Bancorporation	108,813	3,162,106
		94,767,425

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Financial Services Trust (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Capital markets - 18.9%
American Capital, Ltd. (I)	337,584	$4,780,189
Ameriprise Financial, Inc.	46,099	5,687,695
Apollo Global Management LLC, Class A	99,737	2,377,730
Intermediate Capital Group PLC	174,561	1,108,442
Invesco, Ltd.	98,769	3,899,400
KKR & Company LP	150,125	3,347,788
State Street Corp.	26,702	1,965,534
The Blackstone Group LP	201,184	6,333,272
The Carlyle Group LP	99,558	3,032,537
		32,532,587
Consumer finance - 3.1%
Discover Financial Services	83,958	5,406,056
Diversified financial services - 0.1%
NewStar Financial, Inc. (I)	10,295	115,716
Insurance - 12.1%
ACE, Ltd.	23,927	2,509,224
American International Group, Inc.	77,369	4,179,473
Assured Guaranty, Ltd.	166,182	3,682,593
CNO Financial Group, Inc.	260,509	4,418,233
Lincoln National Corp.	46,610	2,497,364
MetLife, Inc.	30,237	1,624,332
The Hartford Financial Services Group, Inc.	49,838	1,856,466
		20,767,685
Real estate investment trusts - 5.0%
CoreSite Realty Corp.	13,137	431,813
DiamondRock Hospitality Company	68,540	869,087
Essex Property Trust, Inc.	6,797	1,214,964
FelCor Lodging Trust, Inc.	145,066	1,357,818
General Growth Properties, Inc.	36,187	852,204
Rexford Industrial Realty, Inc.	64,604	894,119
Simon Property Group, Inc.	18,217	2,995,239
		8,615,244
Thrifts and mortgage finance - 0.7%
First Defiance Financial Corp.	10,826	292,410
HomeStreet, Inc.	27,014	461,669
United Community Financial Corp.	89,958	421,003
		1,175,082
		163,379,795
Information technology - 1.0%
IT services - 1.0%
Visa, Inc., Class A	7,939	1,693,944
TOTAL COMMON STOCKS (Cost $162,364,052)		$165,073,739

WARRANTS - 0.6%
Citigroup, Inc. (Expiration Date: 01/04/2019;
Strike Price: $106.10) (I)	185,654	176,371
Comerica, Inc. (Expiration Date: 11/14/2018;
Strike Price: $29.40) (I)	29,110	599,084
The PNC Financial Services Group, Inc.
(Expiration Date: 12/31/2018; Strike
Price: $67.33) (I)	6,265	142,591
TOTAL WARRANTS (Cost $878,936)		$918,046
SHORT-TERM INVESTMENTS - 1.6%
Repurchase agreement - 1.6%
Repurchase Agreement with State Street Corp.
dated 09/30/2014 at 0.000% to be
repurchased at $2,801,000 on 10/01/2014,
collateralized by $2,835,000 Federal Home
Loan Mortgage Corp., 1.680% due
11/19/2018 (valued at $2,859,806,
including interest)	$2,801,000	$2,801,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,801,000)		$2,801,000
Total Investments (Financial Services Trust)
(Cost $166,043,988) - 98.2%		$168,792,785
Other assets and liabilities, net - 1.8%		3,098,910
TOTAL NET ASSETS - 100.0%		$171,891,695

Franklin Templeton Founding Allocation Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 100.0%
Equity - 66.5%
Global, Series NAV (Templeton)	21,383,402	$439,642,739
Mutual Shares, Series NAV (Franklin)	31,358,927	442,788,045
		882,430,784
Fixed income - 33.5%
Income, Series NAV (Franklin)	35,039,196	443,596,221
TOTAL INVESTMENT COMPANIES (Cost $993,229,312)		$1,326,027,005
Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $993,229,312) - 100.0%		$1,326,027,005
Other assets and liabilities, net - 0.0%		(62,597)
TOTAL NET ASSETS - 100.0%		$1,325,964,408

Fundamental All Cap Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.2%
Consumer discretionary - 21.4%
Hotels, restaurants and leisure - 1.3%
Starbucks Corp.	281,347	$21,230,445
Household durables - 7.6%
Lennar Corp., Class A	1,729,687	67,163,746
NVR, Inc. (I)	25,963	29,338,709
Tempur Sealy International, Inc. (I)	504,815	28,355,459
		124,857,914
Internet and catalog retail - 8.1%
Amazon.com, Inc. (I)	409,070	131,900,531
Specialty retail - 2.9%
CarMax, Inc. (I)	513,066	23,831,916
Lowe’s Companies, Inc.	435,298	23,035,970
		46,867,886

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods - 1.5%
adidas AG	336,323	$25,094,883
		349,951,659
Consumer staples - 2.5%
Beverages - 2.5%
Diageo PLC, ADR	129,027	14,889,716
SABMiller PLC	464,907	25,764,155
		40,653,871
		40,653,871
Energy - 4.4%
Energy equipment and services - 1.9%
National Oilwell Varco, Inc.	213,750	16,266,375
Schlumberger, Ltd.	142,489	14,489,706
		30,756,081
Oil, gas and consumable fuels - 2.5%
Cabot Oil & Gas Corp.	748,980	24,484,156
Range Resources Corp.	239,771	16,258,872
		40,743,028
		71,499,109
Financials - 30.0%
Banks - 13.2%
Bank of America Corp.	5,109,805	87,122,174
CIT Group, Inc.	439,031	20,177,865
Citigroup, Inc.	1,169,925	60,625,514
JPMorgan Chase & Company	802,921	48,367,961
		216,293,514
Capital markets - 13.2%
AllianceBernstein Holding LP	1,898,931	49,391,195
Morgan Stanley	1,453,296	50,240,443
Northern Trust Corp.	290,983	19,795,573
T. Rowe Price Group, Inc.	460,582	36,109,629
The Goldman Sachs Group, Inc.	323,023	59,297,332
		214,834,172
Insurance - 3.6%
American International Group, Inc.	1,098,156	59,322,387
		490,450,073
Health care - 1.6%
Health care providers and services - 1.6%
AMN Healthcare Services, Inc. (I)	1,686,322	26,475,255
Industrials - 5.9%
Aerospace and defense - 1.6%
TransDigm Group, Inc.	134,472	24,787,224
Electrical equipment - 1.4%
Sensata Technologies Holding NV (I)	519,245	23,121,980
Professional services - 1.1%
IHS, Inc., Class A (I)	145,177	18,174,709
Trading companies and distributors - 1.8%
United Rentals, Inc. (I)	265,303	29,475,163
		95,559,076
Information technology - 29.8%
Communications equipment - 4.0%
QUALCOMM, Inc.	874,453	65,382,851
Internet software and services - 15.0%
Alibaba Group Holding, Ltd., ADR (I)	46,938	4,170,441
Bankrate, Inc. (I)	4,016,478	45,627,190
Facebook, Inc., Class A (I)	1,359,120	107,424,845
Google, Inc., Class A (I)	47,692	28,062,450
Google, Inc., Class C (I)	46,298	26,730,613
LinkedIn Corp., Class A (I)	154,949	32,196,853
		244,212,392
IT services - 1.3%
Blackhawk Network Holdings, Inc., Class B (I)	674,734	21,793,908
Software - 1.4%
Workday, Inc., Class A (I)	272,634	22,492,305
Technology hardware, storage and peripherals - 8.1%
Apple, Inc.	559,264	56,345,848
EMC Corp.	1,748,062	51,148,294
NetApp, Inc.	592,196	25,440,740
		132,934,882
		486,816,338
Materials - 3.6%
Containers and packaging - 1.9%
Avery Dennison Corp.	675,132	30,144,644
Paper and forest products - 1.7%
Louisiana-Pacific Corp. (I)	2,062,337	28,027,160
		58,171,804
TOTAL COMMON STOCKS (Cost $1,264,066,627)		$1,619,577,185

SHORT-TERM INVESTMENTS - 0.6%
Repurchase agreement - 0.6%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2014 at 0.000% to be
repurchased at $7,882,000 on 10/01/2014,
collateralized by $3,868,100 U.S. Treasury
Inflation Indexed Bonds, 3.875% due
04/15/2029 (valued at $8,039,768,
including interest)	$7,882,000	$7,882,000
Repurchase Agreement with State Street Corp.
dated 09/30/2014 at 0.000% to be
repurchased at $2,194,000 on 10/01/2014
collateralized by $2,265,000 U.S. Treasury
Notes, 1.250% due 11/30/2018 (valued at
$2,239,519, including interest)	2,194,000	2,194,000
		10,076,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,076,000)		$10,076,000
Total Investments (Fundamental All Cap Core Trust)
(Cost $1,274,142,627) - 99.8%		$1,629,653,185
Other assets and liabilities, net - 0.2%		3,031,254
TOTAL NET ASSETS - 100.0%		$1,632,684,439

Fundamental Large Cap Value Trust

Shares or
Principal
Amount		Value
COMMON STOCKS - 98.4%
Consumer discretionary - 11.7%
Household durables - 6.8%
Lennar Corp., Class A	990,497	$38,460,999
NVR, Inc. (I)	15,920	17,989,918

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Tempur Sealy International, Inc. (I)	483,442	$27,154,937
		83,605,854
Specialty retail - 3.7%
Advance Auto Parts, Inc.	134,671	17,547,631
Lowe’s Companies, Inc.	527,545	27,917,681
		45,465,312
Textiles, apparel and luxury goods - 1.2%
adidas AG	196,764	14,681,629
		143,752,795
Consumer staples - 10.2%
Beverages - 5.7%
Diageo PLC, ADR	130,034	15,005,924
Heineken Holding NV	190,150	12,554,585
PepsiCo, Inc.	225,746	21,014,695
SABMiller PLC	386,613	21,425,268
		70,000,472
Food products - 1.0%
Danone SA	179,692	12,033,238
Household products - 1.3%
Procter & Gamble Company	185,268	15,514,342
Tobacco - 2.2%
Imperial Tobacco Group PLC	340,531	14,661,880
Philip Morris International, Inc.	153,607	12,810,824
		27,472,704
		125,020,756
Energy - 12.9%
Energy equipment and services - 3.0%
National Oilwell Varco, Inc.	180,019	13,699,446
Weatherford International PLC (I)	1,101,494	22,911,075
		36,610,521
Oil, gas and consumable fuels - 9.9%
Apache Corp.	294,683	27,661,893
Cabot Oil & Gas Corp.	538,444	17,601,734
Chevron Corp.	168,414	20,095,158
Exxon Mobil Corp.	132,555	12,466,798
Occidental Petroleum Corp.	367,671	35,351,567
Southwestern Energy Company (I)	261,227	9,129,884
		122,307,034
		158,917,555
Financials - 33.2%
Banks - 17.0%
Bank of America Corp.	3,651,247	62,253,761
CIT Group, Inc.	554,030	25,463,219
Citigroup, Inc.	845,568	43,817,334
JPMorgan Chase & Company	962,103	57,957,085
Wells Fargo & Company	363,072	18,832,545
		208,323,944
Capital markets - 11.9%
AllianceBernstein Holding LP	1,091,396	28,387,210
Morgan Stanley	989,190	34,196,298
Northern Trust Corp.	212,311	14,443,517
State Street Corp.	254,536	18,736,395
The Goldman Sachs Group, Inc.	272,456	50,014,748
		145,778,168
Insurance - 4.3%
American International Group, Inc.	974,940	52,666,259
		406,768,371
Health care - 6.0%
Biotechnology - 1.1%
Amgen, Inc.	100,076	14,056,675
Health care equipment and supplies - 1.6%
Medtronic, Inc.	317,299	19,656,673
Pharmaceuticals - 3.3%
Merck & Company, Inc.	340,326	20,174,525
Novartis AG, ADR	212,021	19,957,537
		40,132,062
		73,845,410
Industrials - 9.0%
Air freight and logistics - 1.9%
FedEx Corp.	143,110	23,105,110
Electrical equipment - 1.4%
Sensata Technologies Holding NV (I)	382,184	17,018,654
Industrial conglomerates - 4.3%
Danaher Corp.	202,349	15,374,477
General Electric Company	1,437,886	36,838,639
		52,213,116
Trading companies and distributors - 1.4%
United Rentals, Inc. (I)	158,490	17,608,239
		109,945,119
Information technology - 12.3%
Communications equipment - 4.3%
Cisco Systems, Inc.	838,923	21,115,692
QUALCOMM, Inc.	430,191	32,165,381
		53,281,073
Semiconductors and semiconductor equipment - 1.1%
Intel Corp.	376,343	13,104,263
Software - 3.4%
Microsoft Corp.	457,791	21,223,191
Oracle Corp.	525,417	20,112,963
		41,336,154
Technology hardware, storage and peripherals - 3.5%
Apple, Inc.	432,891	43,613,768
		151,335,258
Materials - 3.1%
Containers and packaging - 1.2%
Avery Dennison Corp.	311,929	13,927,630
Paper and forest products - 1.9%
Louisiana-Pacific Corp. (I)	1,731,235	23,527,484
		37,455,114
TOTAL COMMON STOCKS (Cost $1,047,456,115)		$1,207,040,378

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

Shares or
Principal
Amount		Value
SHORT-TERM INVESTMENTS - 1.2%
Repurchase agreement - 1.2%
Repurchase Agreement with State Street Corp.
dated 09/30/2014 at 0.000% to be
repurchased at $3,186,000 on 10/01/2014,
collateralized by $3,225,000, Federal Home
Loan Mortgage Corp., 1.680% due
11/19/2018 (valued at $3,253,219,
including interest)	$3,186,000	$3,186,000
Barclays Tri-Party Repurchase Agreement
dated 09/30/2014 at 0.000% to be
repurchased at $11,446,000 on 10/01/2014,
collateralized by $5,617,100 U.S. Treasury
Inflation Indexed Bonds, 3.875% due
04/15/2029 (valued at $11,675,030,
including interest)	11,446,000	11,446,000
		14,632,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,632,000)		$14,632,000
Total Investments (Fundamental Large Cap Value Trust)
(Cost $1,062,088,115) - 99.6%		$1,221,672,378
Other assets and liabilities, net - 0.4%		5,255,321
TOTAL NET ASSETS - 100.0%		$1,226,927,699

Fundamental Value Trust

Shares or
Principal
Amount		Value
COMMON STOCKS - 99.8%
Consumer discretionary - 12.1%
Household durables - 7.1%
Lennar Corp., Class A	518,036	$20,115,338
NVR, Inc. (I)	7,730	8,735,055
Tempur Sealy International, Inc. (I)	234,531	13,173,606
		42,023,999
Specialty retail - 3.8%
Advance Auto Parts, Inc.	64,629	8,421,159
Lowe’s Companies, Inc.	263,530	13,946,008
		22,367,167
Textiles, apparel and luxury goods - 1.2%
adidas AG	92,743	6,920,058
		71,311,224
Consumer staples - 10.4%
Beverages - 5.8%
Diageo PLC, ADR	63,454	7,322,592
Heineken Holding NV	92,862	6,131,180
PepsiCo, Inc.	111,837	10,410,906
SABMiller PLC	188,519	10,447,321
		34,311,999
Food products - 1.0%
Danone SA	87,010	5,826,704
Household products - 1.3%
Procter & Gamble Company	92,503	7,746,201
Tobacco - 2.3%
Imperial Tobacco Group PLC	161,100	6,936,311
Philip Morris International, Inc.	75,351	6,284,273
		13,220,584
		61,105,488
Energy - 13.2%
Energy equipment and services - 3.0%
National Oilwell Varco, Inc.	85,861	6,534,022
Weatherford International PLC (I)	541,570	11,264,656
		17,798,678
Oil, gas and consumable fuels - 10.2%
Apache Corp.	149,331	14,017,701
Cabot Oil & Gas Corp.	255,300	8,345,757
Chevron Corp.	85,067	10,150,194
Exxon Mobil Corp.	65,139	6,126,323
Occidental Petroleum Corp.	178,859	17,197,293
Southwestern Energy Company (I)	125,023	4,369,554
		60,206,822
		78,005,500
Financials - 33.1%
Banks - 17.0%
Bank of America Corp.	1,750,158	29,840,194
CIT Group, Inc.	265,116	12,184,731
Citigroup, Inc.	407,574	21,120,485
JPMorgan Chase & Company	468,578	28,227,139
Wells Fargo & Company	178,958	9,282,551
		100,655,100
Capital markets - 12.0%
AllianceBernstein Holding LP	522,631	13,593,632
Morgan Stanley	476,802	16,483,045
Northern Trust Corp.	104,425	7,104,033
State Street Corp.	124,627	9,173,793
The Goldman Sachs Group, Inc.	132,075	24,245,008
		70,599,511
Insurance - 4.1%
American International Group, Inc.	449,883	24,302,680
		195,557,291
Health care - 6.2%
Biotechnology - 1.2%
Amgen, Inc.	49,078	6,893,496
Health care equipment and supplies - 1.7%
Medtronic, Inc.	158,733	9,833,509
Pharmaceuticals - 3.3%
Merck & Company, Inc.	160,285	9,501,695
Novartis AG, ADR	107,276	10,097,890
		19,599,585
		36,326,590
Industrials - 9.0%
Air freight and logistics - 1.9%
FedEx Corp.	68,431	11,048,185
Electrical equipment - 1.3%
Sensata Technologies Holding NV (I)	179,412	7,989,216
Industrial conglomerates - 4.3%
Danaher Corp.	99,489	7,559,174
General Electric Company	697,585	17,872,128
		25,431,302

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors - 1.5%
United Rentals, Inc. (I)	77,925	$8,657,468
		53,126,171
Information technology - 12.6%
Communications equipment - 4.4%
Cisco Systems, Inc.	411,285	10,352,043
QUALCOMM, Inc.	212,767	15,908,589
		26,260,632
Semiconductors and semiconductor equipment - 1.1%
Intel Corp.	186,131	6,481,081
Software - 3.5%
Microsoft Corp.	227,837	10,562,523
Oracle Corp.	256,374	9,813,997
		20,376,520
Technology hardware, storage and peripherals - 3.6%
Apple, Inc.	212,839	21,443,529
		74,561,762
Materials - 3.2%
Paper and forest products - 1.9%
Louisiana-Pacific Corp. (I)	838,350	11,393,177
Containers and packaging - 1.3%
Avery Dennison Corp.	169,440	7,565,496
		18,958,673
TOTAL COMMON STOCKS (Cost $554,537,245)		$588,952,699
Total Investments (Fundamental Value Trust)
(Cost $554,537,245) - 99.8%		$588,952,699
Other assets and liabilities, net - 0.2%		905,282
TOTAL NET ASSETS - 100.0%		$589,857,981

Global Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.9%
Brazil - 0.5%
Petroleo Brasileiro SA, Class A, ADR	203,760	$3,033,986
Canada - 1.4%
Talisman Energy, Inc.	1,016,140	8,791,818
China - 1.4%
China Shenhua Energy Company, Ltd.,
H Shares	1,695,890	4,720,678
China Telecom Corp., Ltd., ADR (L)	53,040	3,258,247
Dongfang Electric Corp., Ltd., H Shares	656,556	1,183,970
		9,162,895
Denmark - 0.6%
FLSmidth & Company A/S (L)	80,760	3,851,430
France - 9.6%
Alstom SA (I)	46,810	1,605,167
AXA SA	344,246	8,479,658
BNP Paribas SA	129,690	8,607,289
Cie Generale des Etablissements Michelin	83,612	7,875,478
Credit Agricole SA	529,700	7,984,440
Sanofi	93,200	10,538,181
Technip SA	9,400	788,528
Total SA	178,610	11,565,729
Vivendi SA (I)	150,144	3,625,645
		61,070,115
Germany - 5.9%
Commerzbank AG (I)	176,910	2,626,957
Deutsche Lufthansa AG	568,870	8,932,469
Merck KGaA	76,200	7,003,956
Metro AG (I)	192,410	6,310,103
Muenchener Rueckversicherungs AG	19,950	3,935,486
SAP SE	14,430	1,041,408
Siemens AG	63,450	7,550,045
		37,400,424
Hong Kong - 1.0%
China Mobile, Ltd.	187,000	2,185,928
Kunlun Energy Company, Ltd.	2,927,830	4,224,974
		6,410,902
India - 0.5%
ICICI Bank, Ltd., ADR	63,640	3,124,724
Ireland - 1.5%
CRH PLC	422,064	9,585,198
Israel - 1.9%
Teva Pharmaceutical Industries, Ltd., ADR (L)	222,910	11,981,413
Italy - 2.9%
Eni SpA	299,420	7,104,106
Saipem SpA (I)	144,410	3,062,417
UniCredit SpA	1,031,599	8,104,125
		18,270,648
Japan - 2.6%
Konica Minolta, Inc.	319,010	3,448,670
Nissan Motor Company, Ltd.	752,800	7,287,213
Toyota Motor Corp.	100,250	5,898,624
		16,634,507
Netherlands - 6.0%
Akzo Nobel NV	114,356	7,824,375
Fugro NV	173,073	5,225,677
ING Groep NV (I)	465,062	6,610,492
Koninklijke Philips NV	150,850	4,796,999
NN Group NV (I)	89,800	2,607,109
QIAGEN NV (I)	124,219	2,814,178
Royal Dutch Shell PLC, B Shares	149,040	5,892,144
TNT Express NV	351,140	2,215,181
		37,986,155
Portugal - 1.3%
Galp Energia SGPS SA	507,860	8,253,896
Russia - 2.7%
Lukoil OAO, ADR	65,500	3,333,950
MMC Norilsk Nickel OJSC, ADR	430,530	8,029,385
Mobile Telesystems OJSC, ADR	383,550	5,730,237
		17,093,572
Singapore - 2.0%
DBS Group Holdings, Ltd.	419,510	6,050,394
Singapore Telecommunications, Ltd.	2,260,100	6,782,683
		12,833,077
South Korea - 4.8%
KB Financial Group, Inc., ADR	197,388	7,149,393
POSCO	22,550	6,936,216

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Electronics Company, Ltd.	14,610	$16,363,307
		30,448,916
Spain - 1.3%
Telefonica SA	542,350	8,376,160
Sweden - 1.6%
Getinge AB, B Shares	229,750	5,768,423
Telefonaktiebolaget LM Ericsson, B Shares	361,217	4,554,535
		10,322,958
Switzerland - 3.9%
Credit Suisse Group AG (I)	304,904	8,435,369
Roche Holding AG	40,890	12,074,937
Swiss Re AG (I)	53,320	4,243,328
		24,753,634
Thailand - 0.3%
Bangkok Bank PCL	294,700	1,851,544
Turkey - 1.1%
Turkcell Iletisim Hizmetleri AS, ADR (I)(L)	530,020	6,964,463
United Kingdom - 10.8%
Aviva PLC	1,053,569	8,913,270
BAE Systems PLC	592,240	4,507,937
BP PLC	829,365	6,067,083
British Sky Broadcasting Group PLC	204,000	2,909,681
GlaxoSmithKline PLC	417,928	9,547,203
HSBC Holdings PLC	831,239	8,466,313
International Consolidated
Airlines Group SA (I)	880,180	5,224,864
Kingfisher PLC	1,431,827	7,488,275
Noble Corp. PLC	223,540	4,967,059
Serco Group PLC	780,971	3,626,051
Tesco PLC	1,232,244	3,681,032
Vodafone Group PLC	1,094,541	3,606,756
		69,005,524
United States - 32.3%
Actavis PLC (I)	24,818	5,988,087
American International Group, Inc.	184,350	9,958,587
Amgen, Inc.	87,620	12,307,105
Baker Hughes, Inc.	48,050	3,126,133
Best Buy Company, Inc.	116,260	3,905,173
Chevron Corp.	47,240	5,636,677
Cisco Systems, Inc.	301,910	7,599,075
Citigroup, Inc.	249,360	12,921,835
Comcast Corp., Special Class A	229,930	12,301,255
CVS Health Corp.	75,230	5,987,556
Flextronics International, Ltd. (I)	295,610	3,050,695
Hewlett-Packard Company	305,130	10,822,961
JPMorgan Chase & Company	139,760	8,419,142
Medtronic, Inc.	164,650	10,200,068
Merck & Company, Inc.	172,300	10,213,944
Microsoft Corp.	412,580	19,127,209
Morgan Stanley	288,680	9,979,668
Navistar International Corp. (I)(L)	227,630	7,491,303
News Corp., Class A (I)	102,687	1,678,932
Oracle Corp.	78,500	3,004,980
Paragon Offshore PLC (I)(L)	74,513	458,253
Pfizer, Inc.	328,100	9,701,917
SunTrust Banks, Inc.	161,180	6,129,675
Target Corp.	67,980	4,260,986
The Walt Disney Company	44,830	3,991,215
Twenty-First Century Fox, Inc., Class A	206,880	7,093,915
United Parcel Service, Inc., Class B	82,050	8,064,695
Verizon Communications, Inc.	52,775	2,641,974
		206,063,015
TOTAL COMMON STOCKS (Cost $530,656,481)		$623,270,974

SECURITIES LENDING COLLATERAL - 2.2%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	1,435,503	14,365,220
TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,365,137)		$14,365,220

SHORT-TERM INVESTMENTS - 1.9%
Time deposits - 1.9%
Bank of Montreal
0.040%, 10/01/2014*	$12,000,000	$12,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,000,000)		$12,000,000
Total Investments (Global Trust) (Cost $557,021,618) - 102.0%		$649,636,194
Other assets and liabilities, net - (2.0%)		(12,737,009)
TOTAL NET ASSETS - 100.0%		$636,899,185

Global Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 20.5%
U.S. government - 10.0%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 01/15/2023	$1,652,276	$1,601,229
1.375%, 01/15/2020	550,885	586,133
1.750%, 01/15/2028	2,274,540	2,534,336
2.375%, 01/15/2027	827,001	979,415
2.500%, 01/15/2029	4,660,740	5,693,019
U.S. Treasury Bonds
2.750%, 08/15/2042	900,000	824,625
3.125%, 11/15/2041 to 08/15/2044	3,200,000	3,152,124
3.375%, 05/15/2044	500,000	516,250
3.625%, 08/15/2043 to 02/15/2044	25,400,000	27,452,685
3.750%, 11/15/2043	2,200,000	2,431,686
5.500%, 08/15/2028	7,800,000	10,239,934
6.250%, 05/15/2030	900,000	1,286,015
U.S. Treasury Notes
1.750%, 10/31/2020 (D)	800,000	785,062
2.000%, 11/30/2020 to 02/15/2023 (D)	6,800,000	6,676,307
2.500%, 08/15/2023 (D)	5,400,000	5,433,750
2.500%, 05/15/2024	2,200,000	2,202,064
2.750%, 11/15/2023	5,100,000	5,228,693
		77,623,327
U.S. government agency - 10.5%
Federal Home Loan Mortgage Corp.
5.400%, 03/01/2035 (P)	62,562	66,688
Federal National Mortgage Association
2.006%, 12/01/2034 (P)	158,179	165,974
2.485%, 11/01/2034 (P)	961,231	1,027,253
3.000%, TBA (C)	1,000,000	982,998
3.500%, TBA (C)	50,000,000	52,562,505
4.500%, TBA (C)	24,000,000	25,896,607
4.500%, 03/01/2028	87,972	95,642

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. government agency (continued)
Federal National Mortgage
Association (continued)
5.141%, 05/01/2035 (P)		$96,522	$102,680
Government National
Mortgage Association
1.625%, 11/20/2023 to 06/20/2030 (P)		108,521	111,021
2.000%, 04/20/2030 to 05/20/2030 (P)		11,465	12,033
			81,023,401
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $158,763,177)			$158,646,728

FOREIGN GOVERNMENT
OBLIGATIONS - 58.8%
Australia - 0.7%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	1,500,000	1,791,954
3.750%, 11/20/2020		100,000	115,355
4.000%, 05/20/2026		1,500,000	1,309,430
Queensland Treasury Corp.
4.250%, 07/21/2023 (S)		2,800,000	2,517,982
			5,734,721
Belgium - 0.6%
European Union
2.750%, 06/03/2016	EUR	3,500,000	4,623,179
			4,623,179
Brazil - 7.9%
Federative Republic of Brazil
9.931%, 10/01/2015 (Z)	BRL	43,700,000	15,943,524
10.000%, 01/01/2021 to 01/01/2025		123,100,000	45,528,323
			61,471,847
Canada - 2.0%
Province of British Columbia
4.300%, 06/18/2042	CAD	600,000	616,570
Province of Ontario
2.450%, 06/29/2022		$1,300,000	1,272,384
3.450%, 06/02/2045	CAD	1,100,000	955,687
3.500%, 06/02/2024		5,100,000	4,748,312
Province of Quebec
2.750%, 08/25/2021		$4,300,000	4,332,581
3.000%, 09/01/2023	CAD	1,700,000	1,526,486
4.250%, 12/01/2021		2,200,000	2,174,758
			15,626,778
France - 9.6%
Caisse d’Amortissement de la
Dette Sociale
1.125%, 01/30/2017 (S)		$3,300,000	3,315,154
3.375%, 03/20/2024 (S)		1,300,000	1,355,868
Government of France
1.000%, 05/25/2018	EUR	24,700,000	32,208,141
1.750%, 05/25/2023 to 11/25/2024		7,000,000	9,245,594
3.000%, 04/25/2022		2,500,000	3,669,162
3.250%, 05/25/2045		2,500,000	3,769,700
4.000%, 10/25/2038		3,300,000	5,555,566
4.500%, 04/25/2041		8,600,000	15,720,281
			74,839,466
Germany - 0.5%
Federal Republic of Germany
0.100%, 04/15/2023		1,031,530	1,371,862
0.750%, 04/15/2018		1,799,875	2,389,091
			3,760,953
Italy - 5.9%
Republic of Italy
3.750%, 09/01/2024		4,700,000	6,663,776
4.500%, 05/01/2023 to 03/01/2024		8,100,000	12,159,704
4.750%, 09/01/2044 (S)		1,300,000	1,972,411
5.500%, 09/01/2022 to 11/01/2022		13,400,000	21,291,646
6.000%, 08/04/2028	GBP	2,000,000	3,814,339
			45,901,876
Japan - 5.4%
Government of Japan
1.600%, 03/20/2033	JPY	1,610,000,000	15,565,995
1.700%, 09/20/2032		2,670,000,000	26,340,624
			41,906,619
Mexico - 5.8%
Government of Mexico
1.290%, 06/08/2015		1,100,000,000	10,079,390
7.500%, 06/03/2027	MXN	91,600,000	7,457,463
7.750%, 05/29/2031 to 11/23/2034		159,530,000	13,119,263
8.000%, 12/07/2023		80,000,000	6,746,382
9.500%, 12/18/2014		40,000,000	3,016,930
10.000%, 12/05/2024		44,900,000	4,316,705
			44,736,133
New Zealand - 2.3%
Dominion of New Zealand
2.000%, 09/20/2025	NZD	3,800,000	2,941,640
5.000%, 03/15/2019		6,800,000	5,526,436
5.500%, 04/15/2023		4,400,000	3,764,125
6.000%, 12/15/2017 to 05/15/2021		6,300,000	5,434,665
			17,666,866
Norway - 0.2%
Kommunalbanken AS
0.614%, 03/27/2017 (P)		$1,500,000	1,510,098
			1,510,098
Slovenia - 2.5%
Republic of Slovenia
4.700%, 11/01/2016 (S)	EUR	4,800,000	6,538,075
4.750%, 05/10/2018		$7,700,000	8,229,375
5.250%, 02/18/2024 (S)		4,100,000	4,366,500
			19,133,950
Spain - 10.4%
Kingdom of Spain
3.800%, 04/30/2024 (S)	EUR	26,100,000	37,901,229
4.400%, 10/31/2023 (S)		9,200,000	13,978,124
5.400%, 01/31/2023 (S)		15,000,000	24,199,226
Xunta de Galicia
6.131%, 04/03/2018		2,900,000	4,275,289
			80,353,868
United Kingdom - 5.0%
Government of United Kingdom
2.250%, 09/07/2023	GBP	1,700,000	2,742,148
2.750%, 09/07/2024		1,900,000	3,166,739
3.250%, 01/22/2044		11,800,000	19,818,504
3.500%, 01/22/2045		1,700,000	2,988,200
4.250%, 06/07/2032 to 12/07/2040		3,100,000	6,106,461

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
United Kingdom (continued)
Government of United Kingdom (continued)
4.500%, 09/07/2034	GBP	1,300,000	$2,609,480
4.750%, 12/07/2038		600,000	1,269,096
			38,700,628
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $467,668,966)			$455,966,982

CORPORATE BONDS - 17.2%
Australia - 1.6%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$9,800,000	9,849,486
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		2,300,000	2,291,499
			12,140,985
Brazil - 0.8%
Petrobras Global Finance BV
3.115%, 03/17/2020 (P)		900,000	916,470
3.250%, 03/17/2017		5,100,000	5,161,047
			6,077,517
Denmark - 0.0%
Nykredit Realkredit A/S
6.000%, 10/01/2029	DKK	75,153	14,971
Realkredit Danmark A/S
1.300%, 01/01/2038 (P)		329,856	58,739
			73,710
France - 1.4%
BNP Paribas Home Loan Covered
Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,896,500
Cie de Financement Foncier SA
2.500%, 09/16/2015 (S)		5,100,000	5,194,212
			11,090,712
Germany - 2.6%
FMS Wertmanagement AoeR
2.750%, 06/03/2016	EUR	3,700,000	4,886,613
3.375%, 06/17/2021		2,200,000	3,290,600
KFW
2.000%, 09/07/2016		1,800,000	2,361,539
6.250%, 05/19/2021	AUD	9,900,000	9,894,739
			20,433,491
Greece - 0.1%
National Bank of Greece SA
3.875%, 10/07/2016	EUR	800,000	1,044,856
			1,044,856
Ireland - 1.8%
Depfa ACS Bank
3.875%, 11/14/2016		1,400,000	1,900,788
5.125%, 03/16/2037 (S)		$600,000	707,268
German Postal Pensions Securitisation
2 PLC
4.250%, 01/18/2017	EUR	2,000,000	2,762,261
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016		6,500,000	8,558,171
			13,928,488
Italy - 1.3%
Banca Carige SpA
3.750%, 11/25/2016		1,400,000	1,873,854
3.875%, 10/24/2018		2,800,000	3,892,671
Banca Monte dei Paschi di Siena SpA
3.125%, 06/30/2015		3,000,000	3,863,298
Banco Popolare SC
3.500%, 03/14/2019		300,000	393,375
			10,023,198
Jersey, Channel Islands - 0.4%
HBOS Capital Funding LP (9.540% to
03/19/2018, then GBP
LIBOR + 6.750%)
03/19/2018 (Q)	GBP	1,700,000	2,970,743
			2,970,743
Netherlands - 0.1%
Achmea Hypotheekbank NV
3.200%, 11/03/2014		$395,000	395,972
			395,972
Spain - 0.1%
AyT Cedulas Cajas IX Fondo de
Titulizacion de Activos
3.750%, 03/31/2015	EUR	600,000	770,316
			770,316
Sweden - 0.3%
Stadshypotek AB
4.250%, 10/10/2017	AUD	2,400,000	2,142,050
			2,142,050
Switzerland - 0.4%
EUROFIMA
6.250%, 12/28/2018		3,000,000	2,908,876
			2,908,876
Tunisia - 0.4%
African Development Bank
5.250%, 03/23/2022		2,900,000	2,752,062
			2,752,062
United Kingdom - 0.9%
Abbey National Treasury Services PLC
3.625%, 10/14/2016	EUR	2,300,000	3,107,865
European Bank for Reconstruction &
Development
0.500%, 12/21/2023	AUD	200,000	120,604
Imperial Tobacco Finance PLC
7.750%, 06/24/2019	GBP	1,400,000	2,745,352
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		$400,000	402,193
Virgin Media Secured Finance PLC
5.250%, 01/15/2021		1,000,000	1,005,000
			7,381,014
United States - 5.0%
Ally Financial, Inc.
4.625%, 06/26/2015		2,000,000	2,027,800
8.300%, 02/12/2015		2,300,000	2,346,000
Altria Group, Inc.
9.250%, 08/06/2019		443,000	576,817
Bank of America Corp.
2.600%, 01/15/2019		500,000	499,125
Citigroup, Inc.
0.747%, 05/31/2017 (P)	EUR	1,800,000	2,248,141

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Citigroup, Inc. (continued)
5.500%, 10/15/2014		$32,000	$32,059
CNA Financial Corp.
5.850%, 12/15/2014		4,000,000	4,045,828
Computer Sciences Corp.
6.500%, 03/15/2018		2,050,000	2,193,500
HJ Heinz Company
4.250%, 10/15/2020		4,000,000	3,975,000
Lehman Brothers Holdings, Inc.
2.024%, 12/31/2060 (Z)		265,269	116,718
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015		436,000	456,645
Spectra Energy Capital LLC
6.200%, 04/15/2018		5,000,000	5,651,850
Sprint Communications, Inc.
8.375%, 08/15/2017		5,637,000	6,299,348
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,478,329
Tesoro Logistics LP
6.125%, 10/15/2021		2,200,000	2,271,500
The Cleveland Electric Illuminating
Company
5.700%, 04/01/2017		1,560,000	1,688,759
WM Covered Bond Program
4.000%, 09/27/2016	EUR	900,000	1,220,712
			39,128,131
TOTAL CORPORATE BONDS (Cost $133,281,162)			$133,262,121

MUNICIPAL BONDS - 0.0%
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		$325,000	325,702
TOTAL MUNICIPAL BONDS (Cost $325,000)			$325,702

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.3%
Australia - 0.5%
Crusade Global Trust, Series 2005-2,
Class A2
2.813%, 08/14/2037 (P)	AUD	1,590,922	1,391,617
Puma Finance PTY, Ltd.
Series 2005-P11, Class BA,
3.040%, 08/22/2037 (P)		1,065,240	934,411
Series 2006-G5, Class A1,
0.374%, 02/21/2038 (P) (S)		$236,376	234,198
The Superannuation Member Home Loan
Programme, Series 2009-3, Class A1
4.025%, 11/07/2040 (P)	AUD	686,217	601,494
Torrens Trust, Series 2007-1, Class A
3.040%, 10/19/2038 (P)		749,224	650,244
			3,811,964
Italy - 0.6%
Berica ABS SRL, Series 2011-1, Class A1
0.382%, 12/31/2055 (P)	EUR	1,061,997	1,334,689
Berica Residential MBS SRL, Series 8,
Class A
0.383%, 03/31/2048 (P)		2,671,470	3,295,272
			4,629,961
United Kingdom - 3.1%
Alba PLC, Series 2006-2, Class A3A
0.733%, 12/15/2038 (P)	GBP	273,411	414,032
Business Mortgage Finance 7 PLC,
Series 7X, Class A1
2.560%, 02/15/2041 (P)		1,206,135	1,947,350
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.263%, 02/20/2044 (P)		2,006,144	3,312,853
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.658%, 10/18/2054 (P) (S)		3,100,000	5,090,054
Great Hall Mortgages PLC, Series 2007-1,
Class A2A
0.697%, 03/18/2039 (P)		1,480,915	2,302,802
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.213%, 12/15/2049 (P)		6,683,871	10,718,177
			23,785,268
United States - 8.1%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.735%, 09/25/2035 (P)		$142,482	128,392
Alternative Loan Trust
Series 2006-OA9, Class 2A1B,
0.354%, 07/20/2046 (P)		496,650	342,545
Series 2007-OA3, Class 1A1,
0.295%, 04/25/2047 (P)		4,205,374	3,531,496
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.069%, 10/25/2034 (P)		51,455	51,631
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.444%, 05/20/2035 (P)		398,666	273,703
Series 2006-J, Class 4A1,
2.826%, 01/20/2047 (P)		157,940	121,939
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2
2.624%, 03/25/2035 (P)		904,263	835,550
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-6, Class 1A1,
2.500%, 08/25/2033 (P)		78,170	78,980
Series 2003-7, Class 6A,
2.498%, 10/25/2033 (P)		100,465	101,726
Series 2003-9, Class 2A1,
2.790%, 02/25/2034 (P)		18,484	18,235
Series 2004-2, Class 22A,
2.649%, 05/25/2034 (P)		238,431	230,070
Series 2004-2, Class 23A,
2.483%, 05/25/2034 (P)		90,058	84,309
Series 2004-9, Class 22A1,
3.034%, 11/25/2034 (P)		87,482	88,260
Series 2005-12, Class 23A1,
2.482%, 02/25/2036 (P)		900,541	731,105
Series 2005-2, Class A1,
2.580%, 03/25/2035 (P)		1,244,805	1,257,308
Series 2005-2, Class A2,
2.528%, 03/25/2035 (P)		367,189	371,290
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.617%, 09/25/2035 (P)		1,195,070	1,038,053

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Bear Stearns Alt-A Trust (continued)
Series 2005-9, Class 24A1,
2.613%, 11/25/2035 (P)	$891,957	$693,874
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.509%, 01/26/2036 (P)	2,045,404	1,613,001
CHL Mortgage Pass Through Trust
Series 2004-HYB5, Class 2A1,
2.341%, 04/20/2035 (P)	74,066	75,058
Series 2005-2, Class 2A1,
0.475%, 03/25/2035 (P)	100,868	96,271
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.200%, 09/25/2035 (P)	400,589	402,960
Series 2005-6, Class A2,
2.280%, 09/25/2035 (P)	448,949	451,036
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	174,107	159,853
Series 2005-56, Class 2A2,
2.155%, 11/25/2035 (P)	115,416	94,280
Series 2005-56, Class 2A3,
1.615%, 11/25/2035 (P)	138,405	109,214
Series 2007-11T1, Class A12,
0.505%, 05/25/2037 (P)	398,007	263,483
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	188,305	156,799
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-12, Class 11A1,
2.624%, 08/25/2034 (P)	73,697	65,481
Series 2004-22, Class A3,
2.493%, 11/25/2034 (P)	231,606	218,118
Series 2004-25, Class 1A1,
0.485%, 02/25/2035 (P)	44,863	42,148
Series 2004-25, Class 2A1,
0.495%, 02/25/2035 (P)	68,726	62,533
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.249%, 07/25/2033 (P)	18,126	18,164
Series 2003-AR20, Class 2A1,
2.472%, 08/25/2033 (P)	230,827	229,840
Series 2003-8, Class 5A1,
6.500%, 04/25/2033	19,904	20,194
DBRR Trust, Series 2013-EZ2, Class A
0.853%, 02/25/2045 (P) (S)	1,707,315	1,704,174
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2AB3
0.463%, 10/19/2036 (P)	1,499,048	583,314
Federal Home Loan Mortgage Corp.,
Series T-62, Class 1A1
1.318%, 10/25/2044 (P)	1,401,974	1,451,881
Federal National Mortgage Association
Series 2002-W8, Class F,
0.555%, 09/25/2032 (P)	9,500	9,507
Series 2004-W2, Class 5AF,
0.505%, 03/25/2044 (P)	56,643	56,557
Series 2010-136, Class FA,
0.655%, 12/25/2040 (P)	1,968,992	1,994,185
Series 2011-53, Class FT,
0.735%, 06/25/2041 (P)	3,488,545	3,527,052
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.612%, 08/25/2035 (P)	134,322	126,597
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.504%, 11/15/2031 (P)	64,310	60,338
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
2.879%, 06/25/2034 (P)	21,853	21,095
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034	2,729,095	3,065,126
GreenPoint Mortgage Funding Trust,
Series 2006-OH1, Class A1
0.335%, 01/25/2037 (P)	288,402	215,722
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.795%, 10/25/2033 (P)	19,502	19,168
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.530%, 11/10/2045	4,393,049	537,055
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.864%, 03/25/2033 (P)	77,394	76,463
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.482%, 05/19/2033 (P)	183,509	184,868
Series 2005-4, Class 3A1,
2.587%, 07/19/2035 (P)	55,579	51,735
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.544%, 12/25/2034 (P)	87,863	81,703
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)	3,310	3,310
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
1.990%, 11/25/2033 (P)	104,516	104,649
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036	528,382	504,805
Series 2007-A1, Class 5A6,
2.607%, 07/25/2035 (P)	425,251	390,033
Series 2007-A1, Class 5A5,
2.607%, 07/25/2035 (P)	467,776	479,986
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.395%, 05/25/2037 (P)	352,381	239,571
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
2.220%, 02/25/2033 (P)	146,928	141,328
Series 2005-2, Class 1A,
1.572%, 10/25/2035 (P)	634,813	626,087
Series 2005-3, Class 4A,
0.405%, 11/25/2035 (P)	727,811	691,441
Series 2005-A10, Class A,
0.365%, 02/25/2036 (P)	3,976,968	3,658,517

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Merrill Lynch Mortgage
Investors Trust (continued)
Series 2005-A8, Class A3A2,
0.405%, 08/25/2036 (P)		$93,479	$89,860
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-8, Class A3,
6.079%, 08/12/2049 (P)		3,200,000	3,505,152
Series 2006-3, Class A4,
5.414%, 07/12/2046 (P)		2,245,854	2,384,959
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.594%, 12/15/2030 (P)		37,183	35,482
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.606%, 10/07/2020 (P)		2,562,619	2,575,827
Series 2010-R2, Class 1A,
0.526%, 11/06/2017 (P)		6,225,743	6,238,798
Residential Accredit Loans, Inc.
Series 2006-QA2, Class 2A1,
3.564%, 02/25/2036 (P)		671,364	487,474
Series 2006-QO6, Class A1,
0.335%, 06/25/2046 (P)		1,958,559	887,523
Series 2007-QH4, Class A2,
0.385%, 05/25/2037 (P)		347,656	85,835
Series 2007-QO2, Class A1,
0.305%, 02/25/2047 (P)		568,639	330,912
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.555%, 01/25/2046 (P)		563,220	303,966
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
2.956%, 09/25/2035 (P)		166,731	139,922
Sequoia Mortgage Trust
Series 5, Class A,
0.853%, 10/19/2026 (P)		26,651	26,439
Series 2003-4, Class 2A1,
0.504%, 07/20/2033 (P)		136,900	130,294
Sovereign Commercial Mortgage
Securities Trust, Series 2007-C1,
Class D
6.022%, 07/22/2030 (P) (S)		1,100,000	1,098,174
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.473%, 02/25/2034 (P)		145,616	147,533
Series 2004-12, Class 7A1,
2.464%, 09/25/2034 (P)		316,208	316,486
Series 2004-4, Class 3A2,
2.463%, 04/25/2034 (P)		330,878	330,127
Series 2005-18, Class 6A1,
2.486%, 09/25/2035 (P)		358,406	321,700
Structured Asset
Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1,
0.365%, 05/25/2046 (P)		603,518	458,111
Series 2004-AR3, Class 1A2,
0.443%, 07/19/2034 (P)		86,064	85,861
Thornburg Mortgage Securities Trust
Series 2003-5, Class 1A,
2.082%, 10/25/2043 (P)		713,429	700,586
Series 2007-2, Class A1,
1.405%, 06/25/2037 (P)		868,266	760,130
Series 2007-2, Class A2A,
1.831%, 06/25/2037 (P)		763,320	735,204
Series 2007-2, Class A3A,
5.750%, 06/25/2037 (P)		1,449,388	1,467,940
Series 2007-3, Class 2A1,
1.405%, 06/25/2047 (P)		247,127	222,084
Series 2007-3, Class 3A1,
5.750%, 06/25/2047 (P)		466,075	413,374
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)		511,792	499,775
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C28,
Class A4
5.572%, 10/15/2048		179,503	191,881
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.315%, 11/25/2042 (P)		296,523	290,471
Series 2002-AR2, Class A,
1.926%, 02/27/2034 (P)		55,633	55,100
Series 2003-AR5, Class A7,
2.444%, 06/25/2033 (P)		88,211	89,531
Series 2005-AR2, Class 2A1A,
0.465%, 01/25/2045 (P)		53,282	50,879
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.055%, 07/25/2046 (P)		357,804	215,464
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR11,
Class 1A1
2.615%, 06/25/2035 (P)		1,501,673	1,506,663
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class XA IO
1.639%, 03/15/2045 (S)		12,628,408	957,637
			62,800,320
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $94,776,387)			$95,027,513

ASSET BACKED SECURITIES - 1.1%
Cayman Islands - 0.3%
CIFC Funding, Ltd., Series 2007-1A,
Class A1l
0.493%, 05/10/2021 (P) (S)		1,394,589	1,374,910
Franklin CLO, Ltd., Series 5A, Class A2
0.494%, 06/15/2018 (P) (S)		339,331	337,891
Fraser Sullivan CLO, Ltd.,
Series 2006-1A, Class A2
0.494%, 03/15/2020 (P) (S)		599,799	598,792
			2,311,593
Ireland - 0.3%
Magi Funding PLC, Series 2010-1A,
Class A
0.677%, 04/11/2021 (P) (S)	EUR	550,902	693,643
Mercator CLO II PLC, Series X, Class A1
0.433%, 02/18/2024 (P)		644,942	808,484

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Ireland (continued)
Race Point III CLO, Ltd., Series 2006-3,
Class A
0.494%, 04/15/2020 (P) (S)		$975,529	$971,345
			2,473,472
Luxembourg - 0.1%
Penta CLO SA, Series 2007-1X, Class A1
0.614%, 06/04/2024 (P)	EUR	968,307	1,205,043
			1,205,043
Netherlands - 0.2%
Globaldrive Auto Receivables BV,
Series 2011-AA, Class A
0.757%, 04/20/2019 (P) (S)		349,593	442,295
Halcyon Structured Asset Management
European CLO, Series 2006-II,
Class BV
0.548%, 01/25/2023 (P)		810,939	1,017,343
			1,459,638
United States - 0.2%
Access Group, Inc., Series 2008-1,
Class A
1.534%, 10/27/2025 (P)		$1,152,415	1,159,473
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.735%, 07/25/2032 (P)		6,344	5,829
Amresco Residential Securities,
Series 1999-1, Class A
1.095%, 06/25/2029 (P)		27,650	25,469
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.156%, 12/20/2027 (P)		15,819	15,039
Home Equity Asset Trust, Series 2002-1,
Class A4
0.755%, 11/25/2032 (P)		1,283	1,131
Residential Asset Mortgage
Products, Inc. Trust, Series 2002-RS3
0.715%, 06/25/2032 (P)		11,508	10,832
Residential Asset Securities Corp. Trust,
Series 2002-KS4, Class AIIB
0.655%, 07/25/2032 (P)		27,958	23,895
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.205%, 12/25/2036 (P)		58,814	33,119
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020		27,038	28,557
			1,303,344
TOTAL ASSET BACKED SECURITIES (Cost $8,950,406)			$8,753,090

TERM LOANS (M) - 0.1%
United Kingdom - 0.1%
Virgin Media Investment Holdings, Ltd.
3.500%, 06/07/2020		600,000	583,500
			583,500
TOTAL TERM LOANS (Cost $598,741)			$583,500

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		5,054	80,864
			80,864
TOTAL COMMON STOCKS (Cost $26,028)			$80,864

PREFERRED SECURITIES - 0.0%
United States - 0.0%
Navient LLC, 4.122%		9,800	$239,806
			239,806
TOTAL PREFERRED SECURITIES (Cost $110,250)			$239,806

ESCROW SHARES - 0.3%
United States - 0.3%
Lehman Brothers Holdings, Inc.
5.460%, 12/30/2016 (I)		4,100,000	820,000
5.625%, 05/02/2018 (I)		2,100,000	433,125
6.875%, 01/24/2049 (I)		4,500,000	916,875
			2,170,000
TOTAL ESCROW SHARES (Cost $302,906)			$2,170,000

PURCHASED OPTIONS - 0.1%
Put options - 0.1%
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Bank of America NA) (I)		7,000,000	327,003
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Citibank NA) (I)		3,600,000	168,173
			495,176
Call options - 0.0%
Over the Counter on the USD vs JPY
(Expiration Date: 12/12/2014; Strike
Price: $128.85; Counterparty: Citigroup
Global Markets) (I)		18,800,000	19
			19
TOTAL PURCHASED OPTIONS (Cost $864,380)			$495,195

CERTIFICATE OF DEPOSIT - 1.4%
Credit Suisse 1.000%, 08/24/2015 *		$6,600,000	$6,597,017
Intesa Sanpaolo SpA
1.614%, 04/11/2016 (P)		4,700,000	4,741,111
TOTAL CERTIFICATE OF DEPOSIT (Cost $11,300,000)			$11,338,128

COMMERCIAL PAPER - 0.2%
United States - 0.2%
Greensill Capital SCF 1 SA
5.592%, 03/04/2015*		1,400,000	1,366,511
			1,366,511
TOTAL COMMERCIAL PAPER (Cost $1,366,511)			$1,366,511

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS - 1.4%
U.S. government - 0.1%
U.S. Treasury Bills
0.020%, 01/08/2015 (D) *		$47,000	$46,998
0.048%, 02/26/2015 (D) *		759,000	758,938
			805,936
Foreign government - 0.8%
Government of Mexico
1.285%, 12/11/2014*	MXN	790,000,000	5,847,959
			5,847,959
Repurchase agreement - 0.5%
Repurchase Agreement with Morgan
Stanley dated 09/30/2014 at 0.000% to
be repurchased at $2,300,000 on
10/01/2014, collateralized by
$2,469,500 U.S. Treasury Bonds,
2.875% due 05/15/2043 (valued at
$2,360,688, including interest)		$2,300,000	2,300,000
Repurchase Agreement with State
Street Corp. dated 09/30/2014 at
0.000% to be repurchased at $1,826,000
on 10/01/2014, collateralized by
$1,890,000 U.S. Treasury Notes,
1.250% due 01/31/2019 (valued at
$1,864,013, including interest)		1,826,000	1,826,000
			4,126,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,973,821)			$10,779,895
Total Investments (Global Bond Trust)
(Cost $889,307,735) - 113.4%			$879,036,035
Other assets and liabilities, net - (13.4%)			(104,169,294)
TOTAL NET ASSETS - 100.0%			$774,866,741

SALE COMMITMENTS OUTSTANDING - (14.1)%
U.S. government agency - (14.1)%
Federal National Mortgage Association
4.000%, TBA (C)		(23,000,000)	(24,168,713)
4.000%, TBA (C)		(10,000,000)	(10,539,386)
4.500%, TBA (C)		(24,000,000)	(25,896,607)
4.500%, TBA (C)		(45,000,000)	(48,433,091)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(108,876,720))			$(109,037,797)

Health Sciences Trust

		Shares or
		Principal
		Amount	Value
COMMON STOCKS - 96.5%
Consumer staples - 1.7%
Food and staples retailing - 1.7%
CP ALL PCL		283,700	$391,536
CVS Health Corp.		14,000	1,114,260
Raia Drogasil SA		38,376	328,299
Rite Aid Corp. (I)		681,700	3,299,428
			5,133,523
Health care - 91.5%
Biotechnology - 34.3%
Abcam PLC		92,071	599,847
ACADIA Pharmaceuticals, Inc. (I)		69,900	1,730,724
Acceleron Pharma, Inc. (I)		29,300	886,032
Acorda Therapeutics, Inc. (I)		4,961	168,079
Alexion Pharmaceuticals, Inc. (I)		84,940	14,084,751
Alkermes PLC (I)		95,800	4,106,946
Alnylam Pharmaceuticals, Inc. (I)		8,400	656,040
Array BioPharma, Inc. (I)		202,300	722,211
Avalanche Biotechnologies, Inc. (I)		4,400	150,436
Avalanche Biotechnologies, Inc. (I)		15,532	503,468
Biogen Idec, Inc. (I)		30,119	9,963,666
BioMarin Pharmaceutical, Inc. (I)		29,000	2,092,640
Bluebird Bio, Inc. (I)		13,100	470,028
Celgene Corp. (I)		34,932	3,310,855
Celladon Corp. (I)		23,600	246,856
Chimerix, Inc. (I)		21,900	604,878
Clovis Oncology, Inc. (I)		14,700	666,792
Dyax Corp. (I)		44,200	447,304
Epizyme, Inc. (I)		9,300	252,123
Exelixis, Inc. (I)		183,400	280,602
Five Prime Therapeutics, Inc. (I)		6,500	76,245
Gilead Sciences, Inc. (I)		159,892	17,020,503
Immune Design Corp. (I)		8,600	151,876
Incyte Corp. (I)		109,200	5,356,260
Infinity Pharmaceuticals, Inc. (I)		9,400	126,148
Insmed, Inc. (I)		9,400	122,670
Intercept Pharmaceuticals, Inc. (I)		2,400	568,056
Intrexon Corp. (I)		5,100	94,758
Ironwood Pharmaceuticals, Inc. (I)		12,400	160,642
Isis Pharmaceuticals, Inc. (I)		26,800	1,040,644
Neurocrine Biosciences, Inc. (I)		119,000	1,864,730
Novavax, Inc. (I)		158,600	661,362
Ophthotech Corp. (I)		13,300	517,769
Orexigen Therapeutics, Inc. (I)		178,400	759,984
Otonomy, Inc. (I)		6,300	151,200
Pharmacyclics, Inc. (I)		66,400	7,797,352
Portola Pharmaceuticals, Inc. (I)		6,900	174,432
Prothena Corp. PLC (I)		36,348	805,472
Puma Biotechnology, Inc. (I)		34,787	8,299,135
Regeneron Pharmaceuticals, Inc. (I)		14,100	5,083,332
Sophiris Bio, Inc. (I)		42,080	123,293
Stemline Therapeutics, Inc. (I)		1,100	13,706
Sunesis Pharmaceuticals, Inc. (I)		80,400	574,056
TESARO, Inc. (I)		32,285	869,112
Ultragenyx Pharmaceutical, Inc. (I)		12,712	719,499
United Therapeutics Corp. (I)		14,100	1,813,965
Vanda Pharmaceuticals, Inc. (I)		63,200	656,016
Versartis, Inc. (I)		6,000	113,940
Vertex Pharmaceuticals, Inc. (I)		61,204	6,873,821
			104,534,256
Health care equipment and supplies - 10.7%
Align Technology, Inc. (I)		13,300	687,344
Becton, Dickinson and Company		31,100	3,539,491
CareFusion Corp. (I)		53,900	2,438,975
Covidien PLC		46,025	3,981,623
DENTSPLY International, Inc.		43,850	1,999,560
DexCom, Inc. (I)		14,600	583,854
EnteroMedics, Inc. (I)		50,650	62,300
GenMark Diagnostics, Inc. (I)		30,100	269,997
GN Store Nord A/S		66,858	1,471,734
HeartWare International, Inc. (I)		7,100	551,173
IDEXX Laboratories, Inc. (I)		13,500	1,590,705
Intuitive Surgical, Inc. (I)		10,900	5,033,838
Oxford Immunotec Global PLC (I)		9,200	140,484

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Sirona Dental Systems, Inc. (I)	46,700	$3,580,956
St. Jude Medical, Inc.	13,000	781,690
The Cooper Companies, Inc.	22,235	3,463,101
Thoratec Corp. (I)	50,300	1,344,519
Tornier NV (I)	43,300	1,034,870
Volcano Corp. (I)	3,100	32,984
		32,589,198
Health care providers and services - 20.7%
Acadia Healthcare Company, Inc. (I)	12,300	596,550
Adeptus Health, Inc., Class A (I)	5,800	144,420
Aetna, Inc.	118,200	9,574,200
Air Methods Corp. (I)	27,464	1,525,625
Arseus NV	11,099	536,990
Cardinal Health, Inc.	52,100	3,903,332
Centene Corp. (I)	5,000	413,550
Community Health Systems, Inc. (I)	15,300	838,287
DaVita HealthCare Partners, Inc. (I)	28,600	2,091,804
Envision Healthcare Holdings, Inc. (I)	8,800	305,184
HCA Holdings, Inc. (I)	68,700	4,844,724
Henry Schein, Inc. (I)	18,500	2,154,695
Humana, Inc.	54,800	7,139,892
LifePoint Hospitals, Inc. (I)	1,000	69,190
McKesson Corp.	52,000	10,122,840
Mediclinic International, Ltd.	55,624	453,046
MEDNAX, Inc. (I)	22,500	1,233,450
MWI Veterinary Supply, Inc. (I)	3,500	519,400
Odontoprev SA	81,900	297,788
Team Health Holdings, Inc. (I)	19,400	1,125,006
UnitedHealth Group, Inc.	99,600	8,590,500
Universal Health Services, Inc., Class B	36,050	3,767,225
WellPoint, Inc.	24,300	2,906,766
		63,154,464
Health care technology - 1.0%
athenahealth, Inc. (I)	14,500	1,909,505
Castlight Health, Inc., B Shares (I)	31,863	412,307
HMS Holdings Corp. (I)	16,000	301,600
Veeva Systems, Inc., Class A (I)	17,400	490,158
		3,113,570
Life sciences tools and services - 4.1%
Agilent Technologies, Inc.	131,400	7,487,172
Bruker Corp. (I)	43,900	812,809
Covance, Inc. (I)	18,600	1,463,820
Illumina, Inc. (I)	3,650	598,308
Mettler-Toledo International, Inc. (I)	3,500	896,455
Thermo Fisher Scientific, Inc.	9,900	1,204,830
		12,463,394
Pharmaceuticals - 20.7%
AbbVie, Inc.	88,600	5,117,536
Achaogen, Inc. (I)	9,600	86,016
Actavis PLC (I)	39,870	9,619,834
Allergan, Inc.	48,900	8,713,491
Aspen Pharmacare Holdings, Ltd.	47,021	1,400,030
Astellas Pharma, Inc.	59,100	880,210
AVANIR Pharmaceuticals, Inc., Class A (I)	291,209	3,471,211
Bristol-Myers Squibb Company	28,700	1,468,866
Catalent, Inc. (I)	21,100	528,133
China Medical System Holdings, Ltd.	602,200	1,031,055
Eli Lilly & Company	69,700	4,520,045
Flamel Technologies SA (I)	10,900	155,979
Horizon Pharma, Inc. (I)	19,800	243,144
Jazz Pharmaceuticals PLC (I)	6,700	1,075,752
Mallinckrodt PLC (I)	9,996	901,139
MediWound, Ltd. (I)	5,300	33,178
Merck & Company, Inc.	28,100	1,665,768
Natco Pharma, Ltd.	6,048	143,491
Novartis AG	7,304	687,806
Novartis AG, ADR	8,100	762,453
Pacira Pharmaceuticals, Inc. (I)	41,500	4,022,180
Supernus Pharmaceuticals, Inc. (I)	31,600	274,604
Takeda Pharmaceutical Company, Ltd.	28,100	1,221,574
Teva Pharmaceutical Industries, Ltd., ADR	65,700	3,531,375
The Medicines Company (I)	40,255	898,492
Theravance Biopharma, Inc. (I)	5,400	124,470
Valeant Pharmaceuticals International, Inc. (I)	69,980	9,181,376
Zeneca, Inc. (I)	13,151	23,672
Zoetis, Inc.	24,400	901,580
ZS Pharma, Inc. (I)	4,600	180,458
		62,864,918
		278,719,800
Industrials - 2.7%
Industrial conglomerates - 2.3%
Danaher Corp.	95,100	7,225,698
Professional services - 0.4%
The Advisory Board Company (I)	24,400	1,136,796
		8,362,494
Information technology - 0.6%
Electronic equipment, instruments and components - 0.6%
FEI Company	23,000	1,734,660
TOTAL COMMON STOCKS (Cost $198,722,275)		$293,950,477

PREFERRED SECURITIES - 0.2%
Health care - 0.1%
Bellicum Pharmaceuticals, Inc. (I)(R)	19,733	107,545
Calithera Biosciences, Inc. (I)	407,677	109,988
Diplomat Pharmacy, Inc., Series A (I)	3	344,250
Spark Therapeutics, Inc. (I)(R)	44,789	72,110
		633,893
Information technology - 0.1%
Doximity, Inc. (I)(R)	31,611	152,390
TOTAL PREFERRED SECURITIES (Cost $830,430)		$786,283

CONVERTIBLE BONDS - 0.0%
Health care - 0.0%
HeartWare International, Inc.
3.500%, 12/15/2017	$51,000	$55,367
TOTAL CONVERTIBLE BONDS (Cost $50,132)		$55,367

RIGHTS - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	4,100	9,020
TOTAL RIGHTS (Cost $10,250)		$9,020

WARRANTS - 0.0%
Alexza Pharmaceuticals, Inc. (Expiration Date:
10/05/2016; Strike Price $2.77) (I)	1,413	0
EnteroMedics, Inc. (Expiration Date:
06/13/2016; Strike Price $2.19) (I)	30,600	3,385

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

		Shares or
		Principal
		Amount	Value
WARRANTS (continued)
EnteroMedics, Inc. (Expiration Date:
09/28/2016; Strike Price $1.90) (I)		4,120	$729
TOTAL WARRANTS (Cost $1,766)			$4,114

SHORT-TERM INVESTMENTS - 0.6%
Money market funds - 0.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)		$366,739	$366,739
T. Rowe Price Reserve Investment
Fund, 0.0487% (Y)		1,381,529	1,381,529
TOTAL SHORT-TERM INVESTMENTS (Cost $1,748,268)			$1,748,268
Total Investments (Health Sciences Trust)
(Cost $201,363,121) - 97.3%			$296,553,529
Other assets and liabilities, net - 2.7%			8,088,837
TOTAL NET ASSETS - 100.0%			$304,642,366

High Yield Trust

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 0.7%
Brazil - 0.2%
Federative Republic of Brazil
10.000%, 01/01/2017	BRL	1,759,000	$705,232
Mexico - 0.2%
Government of Mexico
6.500%, 06/09/2022	MXN	5,956,000	459,107
Venezuela - 0.3%
Republic of Venezuela
5.750%, 02/26/2016		$921,000	785,153
12.273%, 04/15/2020 (Z)		346,000	76,120
			861,273
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $2,321,138)			$2,025,612

CORPORATE BONDS - 86.0%
Consumer discretionary - 15.3%
24 Hour Holdings III LLC
8.000%, 06/01/2022 (L)(S)		460,000	425,500
Altice SA
7.750%, 05/15/2022 (S)		530,000	547,225
American Greetings Corp.
7.375%, 12/01/2021		60,000	62,550
Bossier Casino Venture Holdco, Inc.
11.000%, 02/09/2018		167,631	159,944
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		817,235	771,511
Caesars Entertainment Resort
Properties LLC
11.000%, 10/01/2021 (L)(S)		1,490,000	1,396,866
Carmike Cinemas, Inc.
7.375%, 05/15/2019		250,000	265,000
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018		780,000	848,250
CEC Entertainment, Inc.
8.000%, 02/15/2022 (S)		440,000	411,400
Chrysler Group LLC
8.250%, 06/15/2021		580,000	632,200
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		230,000	232,875
7.625%, 03/15/2020		190,000	195,700
CST Brands, Inc.
5.000%, 05/01/2023		512,000	499,200
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)		540,000	576,450
CVR Refining LLC
6.500%, 11/01/2022		420,000	428,400
DISH DBS Corp.
5.875%, 07/15/2022		1,550,000	1,581,000
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		640,000	675,200
Dufry Finance SCA
5.500%, 10/15/2020 (S)		600,000	627,000
Edcon Pty, Ltd.
9.500%, 03/01/2018 (S)		610,000	500,200
Empire Today LLC
11.375%, 02/01/2017 (S)		370,000	370,000
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		3,620,000	38,010
Gamestop Corp.
5.500%, 10/01/2019 (S)		630,000	622,125
General Motors Financial Company, Inc.
4.375%, 09/25/2021		730,000	746,425
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		850,000	830,875
Greektown Holdings LLC
8.875%, 03/15/2019 (S)		510,000	507,450
Guitar Center, Inc.
9.625%, 04/15/2020 (L)(S)		2,060,000	1,581,050
iHeartCommunications, Inc.
10.000%, 01/15/2018		690,000	578,241
Interactive Data Corp.
5.875%, 04/15/2019 (S)		510,000	503,625
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)		910,000	937,300
Landry’s, Inc.
9.375%, 05/01/2020 (S)		1,216,000	1,285,920
LKQ Corp.
4.750%, 05/15/2023		700,000	677,250
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		1,760,000	1,689,600
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		900,000	927,000
Medianews Group, Inc.
12.000%, 12/31/2018		600,000	580,053
MGM Resorts International
6.625%, 12/15/2021		450,000	474,750
Modular Space Corp.
10.250%, 01/31/2019 (S)		950,000	959,500
Monitronics International, Inc.
9.125%, 04/01/2020		1,090,000	1,117,250
Murphy Oil USA, Inc.
6.000%, 08/15/2023		660,000	688,050
NCL Corp., Ltd.
5.000%, 02/15/2018		510,000	515,100
Neiman Marcus Group, Ltd., LLC, PIK
8.750%, 10/15/2021 (S)		370,000	389,425
The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		$1,662,801	$1,903,907
New Red Finance, Inc.
6.000%, 04/01/2022 (S)		940,000	934,125
Numericable Group SA
6.000%, 05/15/2022 (S)		1,400,000	1,410,500
6.250%, 05/15/2024 (S)		240,000	239,400
Regal Entertainment Group
5.750%, 03/15/2022		550,000	551,375
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)	EUR	1,200,000	1,588,412
Service Corp. International
7.500%, 04/01/2027		$480,000	531,600
Seven Seas Cruises S. de R.L. LLC
9.125%, 05/15/2019		990,000	1,060,538
Spencer Spirit Holdings, Inc., PIK
9.000%, 05/01/2018 (S)		1,309,000	1,322,090
Standard Pacific Corp.
6.250%, 12/15/2021		480,000	489,000
StoneMor Partners LP
7.875%, 06/01/2021 (S)		530,000	545,900
Taylor Morrison Communities, Inc.
7.750%, 04/15/2020 (S)		1,104,000	1,181,280
The William Carter Company
5.250%, 08/15/2021		550,000	566,500
Toll Brothers Finance Corp.
6.750%, 11/01/2019		320,000	357,600
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		306,000	327,420
6.875%, 05/15/2019 (S)		440,000	458,700
7.875%, 11/01/2020 (S)		150,000	160,688
Virgin Media Secured Finance PLC
5.500%, 01/15/2025 (S)		470,000	467,650
William Lyon Homes, Inc.
5.750%, 04/15/2019		580,000	569,850
8.500%, 11/15/2020		760,000	820,800
WLH PNW Finance Corp.
7.000%, 08/15/2022 (S)		710,000	718,875
WMG Acquisition Corp.
6.750%, 04/15/2022 (S)		1,000,000	957,500
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)		1,100,000	1,089,000
			45,108,180
Consumer staples - 5.0%
Alliance One International, Inc.
9.875%, 07/15/2021		670,000	653,250
Beverages & More, Inc.
10.000%, 11/15/2018 (S)		1,210,000	1,137,400
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)		630,000	650,475
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)		1,070,000	1,126,175
Constellation Brands, Inc.
4.250%, 05/01/2023		900,000	878,625
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021		1,120,000	1,237,600
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)		880,000	873,400
First Quality Finance Company, Inc.
4.625%, 05/15/2021 (S)		200,000	186,500
Hearthside Group Holdings LLC
6.500%, 05/01/2022 (S)		940,000	914,150
HJ Heinz Company
4.250%, 10/15/2020		120,000	119,250
Lantheus Medical Imaging, Inc.
9.750%, 05/15/2017		1,620,000	1,607,850
Pactiv LLC
7.950%, 12/15/2025		340,000	358,700
8.375%, 04/15/2027		1,430,000	1,515,800
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020		570,000	579,975
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)		1,100,000	1,089,000
Smithfield Foods, Inc.
5.875%, 08/01/2021 (S)		640,000	648,000
Spectrum Brands, Inc.
6.625%, 11/15/2022		120,000	126,000
The Whitewave Foods Company
5.375%, 10/01/2022		555,000	560,550
Wells Enterprises, Inc.
6.750%, 02/01/2020 (S)		553,000	568,208
			14,830,908
Energy - 18.2%
Access Midstream Partners LP
6.125%, 07/15/2022		1,900,000	2,033,000
Adaro Indonesia PT
7.625%, 10/22/2019 (S)		730,000	759,930
Antero Resources Corp.
5.125%, 12/01/2022 (S)		1,040,000	1,011,400
Arch Coal, Inc.
9.875%, 06/15/2019		1,800,000	1,044,000
Atlas Pipeline Partners LP
4.750%, 11/15/2021		450,000	419,063
5.875%, 08/01/2023		570,000	557,175
Atwood Oceanics, Inc.
6.500%, 02/01/2020		990,000	1,014,750
Berry Petroleum Company LLC
6.750%, 11/01/2020		1,700,000	1,700,000
California Resources Corp.
6.000%, 11/15/2024 (S)		1,090,000	1,119,975
Calumet Specialty Products Partners LP
6.500%, 04/15/2021 (S)		460,000	437,000
7.625%, 01/15/2022		100,000	101,500
9.625%, 08/01/2020		630,000	693,000
CGG SA
6.500%, 06/01/2021		990,000	871,200
Chesapeake Energy Corp.
6.125%, 02/15/2021		1,000,000	1,087,500
6.875%, 11/15/2020		80,000	89,200
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024		610,000	594,750
Comstock Resources, Inc.
9.500%, 06/15/2020		580,000	635,100
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)		1,387,583	1,235,046
Crestwood Midstream Partners LP
6.000%, 12/15/2020		140,000	141,050
6.125%, 03/01/2022		700,000	701,750
El Paso Corp.
6.500%, 09/15/2020		250,000	281,250
EXCO Resources, Inc.
8.500%, 04/15/2022		710,000	681,600
First Wind Capital LLC
10.250%, 06/01/2018 (S)		1,390,000	1,473,400

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Foresight Energy LLC
7.875%, 08/15/2021 (S)		$1,130,000	$1,189,325
FTS International, Inc.
6.250%, 05/01/2022 (S)		1,080,000	1,061,100
Gulfport Energy Corp.
7.750%, 11/01/2020 (S)		250,000	260,625
Halcon Resources Corp.
8.875%, 05/15/2021		1,720,000	1,694,200
9.750%, 07/15/2020		370,000	376,475
Hercules Offshore, Inc.
6.750%, 04/01/2022 (S)		540,000	422,550
7.500%, 10/01/2021 (L)(S)		2,090,000	1,682,450
8.750%, 07/15/2021 (S)		570,000	495,900
Hiland Partners LP
5.500%, 05/15/2022 (S)		190,000	184,775
7.250%, 10/01/2020 (S)		600,000	636,000
Jupiter Resources, Inc.
8.500%, 10/01/2022 (S)		330,000	292,875
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)		680,000	646,000
Kinder Morgan, Inc.
5.625%, 11/15/2023 (S)		620,000	658,750
7.750%, 01/15/2032		660,000	810,150
Linn Energy LLC
6.500%, 09/15/2021		460,000	448,500
Magnum Hunter Resources Corp.
9.750%, 05/15/2020		1,410,000	1,491,075
MarkWest Energy Partners LP
6.250%, 06/15/2022		19,000	19,998
MEG Energy Corp.
6.375%, 01/30/2023 (S)		1,118,000	1,131,975
7.000%, 03/31/2024 (S)		310,000	320,850
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016 (H)		1,370,000	1,082,300
Murray Energy Corp.
9.500%, 12/05/2020 (S)		880,000	968,000
Natural Resource Partners LP
9.125%, 10/01/2018		450,000	462,375
New Gulf Resources LLC
11.750%, 05/15/2019		900,000	913,500
Pacific Drilling SA
5.375%, 06/01/2020 (S)		930,000	850,950
Parker Drilling Company
6.750%, 07/15/2022 (S)		730,000	733,650
Parsley Energy LLC
7.500%, 02/15/2022 (S)		950,000	980,875
Peabody Energy Corp.
7.875%, 11/01/2026		80,000	77,200
Penn Virginia Resource Partners LP
6.500%, 05/15/2021		550,000	576,125
Petrobras Global Finance BV
6.250%, 03/17/2024		710,000	742,163
Puma International Financing SA
6.750%, 02/01/2021 (S)		730,000	748,433
QEP Resources, Inc.
5.250%, 05/01/2023		970,000	940,900
5.375%, 10/01/2022		480,000	470,400
6.875%, 03/01/2021		140,000	151,900
Quicksilver Resources, Inc.
11.000%, 07/01/2021 (L)		740,000	488,400
Regency Energy Partners LP
4.500%, 11/01/2023		90,000	87,075
5.000%, 10/01/2022		630,000	622,125
Rice Energy, Inc.
6.250%, 05/01/2022 (S)		1,100,000	1,072,500
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)		460,000	476,100
Rose Rock Midstream LP
5.625%, 07/15/2022 (S)		470,000	465,300
RSP Permian, Inc.
6.625%, 10/01/2022 (S)		500,000	503,125
Samson Investment Company
9.750%, 02/15/2020		1,640,000	1,488,300
Sanchez Energy Corp.
6.125%, 01/15/2023 (S)		320,000	317,248
7.750%, 06/15/2021		1,710,000	1,829,700
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)		470,000	493,500
Sidewinder Drilling, Inc.
9.750%, 11/15/2019 (S)		680,000	680,000
Summit Midstream Holdings LLC
5.500%, 08/15/2022		1,060,000	1,038,800
7.500%, 07/01/2021		500,000	535,000
Targa Resources Partners LP
6.375%, 08/01/2022		525,000	559,125
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)		340,000	333,625
Westmoreland Coal Company
10.750%, 02/01/2018		520,000	546,000
			53,740,906
Financials - 7.7%
Ally Financial, Inc.
8.000%, 03/15/2020 to 11/01/2031		490,000	598,075
Banco Espirito Santo SA
4.750%, 01/15/2018	EUR	200,000	234,927
5.875%, 11/09/2015		400,000	500,234
Bank of America Corp. (5.200% to
06/01/2023, then 3 month
LIBOR + 3.135%)
06/01/2023 (Q)		$980,000	921,200
Barclays Bank PLC
7.625%, 11/21/2022		320,000	343,880
CBRE Services, Inc.
5.250%, 03/15/2025		800,000	795,000
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023		2,090,000	2,077,325
Citigroup, Inc. (6.300% to 05/15/2024,
then 3 month LIBOR + 3.423%)
05/15/2024 (Q)		1,770,000	1,752,300
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		830,000	784,350
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/13/2019 (L)(Q)(S)		460,000	529,230
CTR Partnership LP
5.875%, 06/01/2021 (S)		930,000	930,000
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		470,000	492,325
First Cash Financial Services, Inc.
6.750%, 04/01/2021		160,000	166,400
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		620,000	657,200
GMAC International Finance BV
7.500%, 04/21/2015	EUR	530,000	691,775

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC
6.375%, 09/17/2024 (Q)		$710,000	$709,113
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)		380,000	361,950
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		430,000	505,788
M&T Bank Corp.
6.875%, 06/15/2016 (Q)		790,000	804,472
Navient LLC
8.000%, 03/25/2020		1,110,000	1,244,588
The Geo Group, Inc.
5.875%, 10/15/2024		750,000	753,750
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		1,100,000	1,135,750
The Royal Bank of Scotland Group PLC
6.000%, 12/19/2023		190,000	199,236
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		1,740,000	2,035,800
The Royal Bank of Scotland NV
7.750%, 05/15/2023		210,000	241,318
The Royal Bank of Scotland PLC
13.125%, 03/19/2022 (P)	AUD	1,550,000	1,596,653
TMX Finance LLC
8.500%, 09/15/2018 (S)		$610,000	606,950
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)		1,120,000	1,141,000
			22,810,589
Health care - 3.2%
Acadia Healthcare Company, Inc.
6.125%, 03/15/2021		650,000	669,500
12.875%, 11/01/2018		390,000	448,500
DJO Finance LLC
9.750%, 10/15/2017		210,000	213,150
9.875%, 04/15/2018		890,000	932,275
ExamWorks Group, Inc.
9.000%, 07/15/2019		1,000,000	1,070,000
Fresenius Medical Care
US Finance II, Inc.
5.875%, 01/31/2022 (S)		1,000,000	1,060,000
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)		110,000	116,050
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022 (S)		200,000	197,500
HCA, Inc.
5.000%, 03/15/2024		800,000	787,000
7.500%, 02/15/2022		150,000	168,750
IASIS Healthcare LLC
8.375%, 05/15/2019		1,260,000	1,319,850
JLL/Delta Dutch Newco BV
7.500%, 02/01/2022 (S)		1,310,000	1,323,100
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (S)		360,000	389,700
Universal Hospital Services, Inc.
7.625%, 08/15/2020		660,000	620,400
			9,315,775
Industrials - 15.9%
Aecom Technology Corp.
5.875%, 10/15/2024 (S)		1,070,000	1,086,050
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021 (S)		320,000	310,400
Air Canada 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2021 (S)		317,324	325,257
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)		200,000	208,430
Alliant Techsystems, Inc.
5.250%, 10/01/2021 (S)		900,000	902,250
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)		244,986	252,336
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)		1,790,000	1,852,650
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)		835,075	860,128
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)		1,180,000	1,156,400
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)		1,280,000	1,292,800
6.500%, 07/15/2022 (S)		720,000	763,200
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		520,000	496,600
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		980,000	904,050
CBC Ammo LLC
7.250%, 11/15/2021 (S)		1,450,000	1,448,188
Continental Airlines 2001-1 Class B Pass
Through Trust
7.373%, 12/15/2015		31,911	33,625
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022		118,689	127,733
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		228,518	257,083
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)		439,544	490,091
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)		1,000,000	1,050,000
Ducommun, Inc.
9.750%, 07/15/2018		1,170,000	1,265,063
Empresas ICA SAB de CV
8.875%, 05/29/2024 (S)		1,340,000	1,376,850
Erickson, Inc.
8.250%, 05/01/2020 (L)		725,000	688,750
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)		810,000	844,425
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		580,000	593,050
9.750%, 05/01/2020 (L)(S)		230,000	233,450
Garda World Security Corp.
7.250%, 11/15/2021 (S)		300,000	298,500
Griffon Corp.
5.250%, 03/01/2022		1,520,000	1,447,800

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
H&E Equipment Services, Inc.
7.000%, 09/01/2022		$930,000	$992,775
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		760,000	790,400
Hawaiian Airlines 2013-1 Class B Pass
Through Certificates
4.950%, 01/15/2022		560,000	551,600
Horizon Lines LLC
11.000%, 10/15/2016		465,000	466,163
Horizon Lines LLC, PIK
13.000%, 10/15/2016		857,949	774,299
International Lease Finance Corp.
8.250%, 12/15/2020		1,030,000	1,217,975
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		530,000	568,425
Jack Cooper Holdings Corp.
9.250%, 06/01/2020 (S)		1,900,000	2,042,500
JM Huber Corp.
9.875%, 11/01/2019 (S)		410,000	459,200
Jurassic Holdings III, Inc.
6.875%, 02/15/2021 (S)		530,000	530,000
KP Germany Erste GmbH
11.625%, 07/15/2017	EUR	180,000	250,586
11.625%, 07/15/2017 (S)		220,000	306,272
LMI Aerospace, Inc.
7.375%, 07/15/2019 (S)		$520,000	520,000
Michael Baker Holdings LLC, PIK
8.875%, 04/15/2019 (S)		1,420,000	1,405,800
Michael Baker International LLC
8.250%, 10/15/2018 (S)		1,140,000	1,151,400
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		1,050,000	1,013,250
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		1,790,000	1,816,850
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		740,000	771,450
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		702,000	733,590
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		80,000	87,000
syncreon Group BV
8.625%, 11/01/2021 (S)		1,240,000	1,227,600
Triumph Group, Inc.
5.250%, 06/01/2022		400,000	394,000
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021		930,000	981,150
United Airlines 2014-1 Class B Pass
Through Trust
4.750%, 04/11/2022		1,340,000	1,356,080
United Rentals North America, Inc.
5.750%, 11/15/2024		870,000	881,397
7.625%, 04/15/2022		500,000	546,250
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		796,300	860,004
Watco Companies LLC
6.375%, 04/01/2023 (S)		650,000	653,250
WESCO Distribution, Inc.
5.375%, 12/15/2021		810,000	803,925
West Corp.
5.375%, 07/15/2022 (S)		1,630,000	1,503,675
XPO Logistics, Inc.
7.875%, 09/01/2019 (S)		590,000	609,175
			46,831,200
Information technology - 2.2%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (S)		780,000	809,250
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		300,000	312,000
6.125%, 09/15/2023 (S)		640,000	680,000
Ancestry.com, Inc.
11.000%, 12/15/2020		430,000	490,200
Ancestry.com, Inc., PIK
9.625%, 10/15/2018 (S)		730,000	730,000
First Data Corp.
12.625%, 01/15/2021		1,670,000	1,999,825
First Data Corp., PIK
8.750%, 01/15/2022 (S)		80,000	84,800
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018		630,000	645,750
Kemet Corp.
10.500%, 05/01/2018		170,000	178,288
Zebra Technologies Corp.
7.250%, 10/15/2022 (S)		510,000	510,000
			6,440,113
Materials - 8.2%
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020		406,000	446,844
Appvion, Inc. 9.000%, 06/01/2020 (S)		1,780,000	1,470,725
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)		750,000	753,750
Ardagh Packaging Finance PLC
3.234%, 12/15/2019 (P)(S)		1,010,000	977,175
7.000%, 11/15/2020 (S)		91,765	92,682
9.125%, 10/15/2020 (S)		720,000	775,800
AuRico Gold, Inc. 7.750%, 04/01/2020 (S)		620,000	620,000
Axiall Corp. 4.875%, 05/15/2023		310,000	297,600
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		940,000	813,100
BWAY Holding Company
9.125%, 08/15/2021 (S)		620,000	623,100
Cemex SAB De CV
5.700%, 01/11/2025 (S)		220,000	211,970
Coeur Mining, Inc. 7.875%, 02/01/2021		1,130,000	1,059,375
Coveris Holdings SA
7.875%, 11/01/2019 (S)		1,140,000	1,191,300
Eagle Spinco, Inc. 4.625%, 02/15/2021		615,000	591,169
Evraz Group SA
6.750%, 04/27/2018 (S)		700,000	671,188
9.500%, 04/24/2018		100,000	104,250
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (S)		590,000	606,225
6.875%, 04/01/2022 (L)(S)		1,210,000	1,231,175
8.250%, 11/01/2019 (L)(S)		300,000	310,125
Global Brass & Copper, Inc.
9.500%, 06/01/2019		570,000	632,700
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (S)		800,000	788,000
Hexion US Finance Corp.
6.625%, 04/15/2020		250,000	251,250
8.875%, 02/01/2018		710,000	723,313
HIG BBC Intermediate Holdings LLC,
PIK 10.500%, 09/15/2018 (S)		470,000	473,525

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Kerling PLC 10.625%, 02/01/2017 (S)	EUR	553,000	$724,659
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)		$980,000	142,100
Prince Mineral Holding Corp.
12.000%, 12/15/2019 (S)		460,000	515,200
Resolute Forest Products, Inc.
5.875%, 05/15/2023		1,460,000	1,349,588
Ryerson, Inc. 9.000%, 10/15/2017		710,000	749,050
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		90,000	93,150
St. Barbara, Ltd. 8.875%, 04/15/2018 (S)		860,000	722,400
Thompson Creek Metals Company, Inc.
9.750%, 12/01/2017		500,000	543,750
12.500%, 05/01/2019		730,000	801,175
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		1,660,000	1,676,600
Verso Paper Holdings LLC
11.750%, 01/15/2019		830,000	832,075
Walter Energy, Inc.
9.500%, 10/15/2019 (S)		330,000	297,000
			24,163,088
Telecommunication services - 7.2%
Axtel SAB de CV (8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)		629,000	619,565
CenturyLink, Inc.
5.800%, 03/15/2022		1,210,000	1,240,250
6.750%, 12/01/2023 (L)		230,000	246,100
Cogent Communications Holdings, Inc.
8.375%, 02/15/2018 (S)		1,100,000	1,155,000
Intelsat Jackson Holdings SA
7.500%, 04/01/2021		790,000	843,325
Level 3 Financing, Inc.
7.000%, 06/01/2020		320,000	337,200
8.625%, 07/15/2020		1,000,000	1,082,500
Sprint Capital Corp.
6.875%, 11/15/2028		580,000	553,900
8.750%, 03/15/2032		5,510,000	6,012,788
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		620,000	716,875
Sprint Corp.
7.875%, 09/15/2023 (S)		120,000	127,500
T-Mobile USA, Inc.
6.000%, 03/01/2023		1,480,000	1,480,000
tw telecom holdings, Inc.
6.375%, 09/01/2023		1,400,000	1,568,000
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		810,000	864,675
Vimpel Communications OJSC
8.250%, 05/23/2016		947,000	989,615
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		460,000	468,625
Virgin Media Finance PLC
6.000%, 10/15/2024 (S)		1,680,000	1,680,000
Windstream Corp.
7.500%, 04/01/2023		1,370,000	1,404,250
			21,390,168
Utilities - 3.1%
AES Corp.
4.875%, 05/15/2023		470,000	446,500
5.500%, 03/15/2024		660,000	641,850
7.375%, 07/01/2021		550,000	616,000
Atlantic Power Corp.
9.000%, 11/15/2018		100,000	101,000
Calpine Corp.
6.000%, 01/15/2022 (S)		1,320,000	1,389,300
Midwest Generation LLC, Series B
8.560%, 01/02/2016		292,319	299,626
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028		1,071,724	1,186,934
NRG REMA LLC
9.237%, 07/02/2017		1,407,076	1,502,053
9.681%, 07/02/2026		1,010,000	1,080,700
Red Oak Power LLC
9.200%, 11/30/2029		1,030,000	1,127,850
Suburban Propane Partners LP
5.500%, 06/01/2024		760,000	725,800
			9,117,613
TOTAL CORPORATE BONDS (Cost $260,583,151)			$253,748,540

CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%
ILFC E-Capital Trust I (1.550% + Highest
of 3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)		1,000,000	942,500
TOTAL CAPITAL PREFERRED SECURITIES (Cost $838,415)			$942,500

CONVERTIBLE BONDS - 0.3%
Materials - 0.3%
Hercules, Inc.
6.500%, 06/30/2029		250,000	228,438
Mirabela Nickel, Ltd.
9.500%, 06/20/2019 (S)		645,000	645,000
			873,438
Telecommunication services - 0.0%
Axtel SAB de CV (8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)	MXN	717,000	96,095
TOTAL CONVERTIBLE BONDS (Cost $986,758)			$969,533

TERM LOANS (M) - 4.4%
Consumer discretionary - 1.0%
CWGS Group LLC
5.750%, 02/20/2020		$1,187,313	1,187,313
Equinox Holdings, Inc.
9.750%, 07/31/2020		630,000	636,300
Stockbridge
13.000%, 05/02/2017		680,000	734,400
The Gymboree Corp.
5.000%, 02/23/2018		310,000	204,600
William Lyon Homes, Inc.
TBD 08/12/2022 (T)		286,154	286,154
			3,048,767
Consumer staples - 0.1%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017		270,000	266,625
Energy - 0.4%
TPF II LC LLC TBD 09/11/2021 (T)		1,070,000	1,067,325

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Health care - 0.9%
CRC Health Corp.
9.000%, 09/28/2021	$650,000	$647,563
Immucor, Inc.
5.000%, 08/17/2018	300,779	298,523
Physiotherapy Associates Holdings, Inc.
11.000%, 10/10/2016	830,000	817,550
Radnet Management, Inc.
8.000%, 03/25/2021	1,000,000	1,000,000
		2,763,636
Industrials - 0.9%
Commercial Barge Line Company
10.750%, 03/22/2020	1,860,000	1,878,600
Intelligrated, Inc.
4.500%, 07/30/2018	870,000	854,775
		2,733,375
Materials - 0.2%
Kronos, Inc.
9.750%, 04/30/2020	510,000	523,388
Utilities - 0.9%
Energy Future Intermediate Holding
Company LLC
4.250%, 06/19/2016	2,565,550	2,548,445
TOTAL TERM LOANS (Cost $12,901,279)		$12,951,561

COMMON STOCKS - 2.7%
Consumer discretionary - 0.2%
Bossier Casino Venture Holdco, Inc. (I)(S)	43,365	$0
Ford Motor Company	49,494	732,016
PB Investors II LLC (I)	127,402	0
Tropicana Entertainment LLC (I)	7,500	7,500
Vertis Holdings, Inc. (I)	69,391	0
		739,516
Financials - 1.4%
Citigroup, Inc.	32,112	1,664,044
JPMorgan Chase & Company	13,909	837,878
KCAD Holdings I, Ltd. (I)	165,553,563	1,170,464
Realogy Holdings Corp. (I)	10,075	374,790
		4,047,176
Health care - 0.1%
Physiotherapy
Associates Holdings, Inc. (I)	11,500	413,310
Industrials - 0.7%
DeepOcean Group Holdings AS (I)	83,286	1,863,942
Horizon Lines, Inc., Class A (I)	373,764	153,243
		2,017,185
Materials - 0.3%
LyondellBasell Industries NV, Class A	6,013	653,373
Mirabela Nickel, Ltd. (I)	2,045,077	117,445
		770,818
TOTAL COMMON STOCKS (Cost $10,834,086)		$7,988,005

PREFERRED SECURITIES - 1.0%
Energy - 0.1%
Rex Energy Corp., 6.000%	3,300	$318,125
Financials - 0.9%
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	95,597	2,543,836
TOTAL PREFERRED SECURITIES (Cost $2,641,435)		$2,861,961

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	26,250
9.875%, 03/01/2049 (I)	2,050,000	17,938
10.250%, 11/01/2049 (I)	1,025,000	8,969
		53,157
TOTAL ESCROW CERTIFICATES (Cost $440,831)		$53,157

WARRANTS - 0.0%
Mood Media Corp. (Expiration Date:
05/06/2016; Strike Price: $3.50) (I)	66,933	78
TOTAL WARRANTS (Cost $0)		$78

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	812,708	$8,132,851
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,132,849)		$8,132,851

SHORT-TERM INVESTMENTS - 1.1%
Money market funds - 1.0%
State Street Institutional Liquid Reserves
Fund, 0.0853% (Y)	3,027,647	3,027,647
Repurchase agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 09/30/2014 at
0.000% to be repurchased at $143,787
on 10/01/2014, collateralized by
$146,600 U.S. Treasury Notes, 1.500%
due 08/31/2018 (valued at $146,531,
including interest)	$143,787	$143,787
TOTAL SHORT-TERM INVESTMENTS (Cost $3,171,434)		$3,171,434
Total Investments (High Yield Trust)
(Cost $302,851,376) - 99.3%		$292,845,232
Other assets and liabilities, net - 0.7%		2,116,747
TOTAL NET ASSETS - 100.0%		$294,961,979

Income Trust

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 31.4%
Consumer discretionary - 5.6%
Academy, Ltd. 9.250%, 08/01/2019 (S)	$400,000	$423,000
Altice SA 7.750%, 05/15/2022 (S)	500,000	516,250
Cablevision Systems Corp.
7.750%, 04/15/2018	2,000,000	2,167,500
CBS Outdoor Americas Capital LLC
5.250%, 02/15/2022 (S)	100,000	99,875
5.625%, 02/15/2024 (S)	100,000	100,250

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
CCO Holdings LLC
5.125%, 02/15/2023	$900,000	$864,000
6.500%, 04/30/2021	1,000,000	1,042,500
Chrysler Group LLC 8.000%, 06/15/2019	3,000,000	3,183,750
CSC Holdings LLC 6.750%, 11/15/2021	2,000,000	2,130,400
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019	700,000	717,500
DISH DBS Corp. 5.000%, 03/15/2023	1,500,000	1,439,063
iHeartCommunications, Inc.
9.000%, 12/15/2019 to 03/01/2021	1,719,000	1,723,143
9.000%, 09/15/2022 (L)(S)	2,200,000	2,183,500
KB Home 7.500%, 09/15/2022	700,000	749,000
Laureate Education, Inc.
9.500%, 09/01/2019 (S)	500,000	502,500
MGM Resorts International
6.750%, 10/01/2020	400,000	426,000
10.000%, 11/01/2016	1,500,000	1,691,250
Numericable Group SA
6.000%, 05/15/2022 (S)	1,000,000	1,007,500
Sirius XM Radio, Inc.
6.000%, 07/15/2024 (S)	700,000	710,500
The Goodyear Tire & Rubber Company
6.500%, 03/01/2021	1,600,000	1,664,000
Visant Corp. 10.000%, 10/01/2017	1,900,000	1,695,750
		25,037,231
Consumer staples - 1.7%
Alliance One International, Inc.
9.875%, 07/15/2021	1,000,000	975,000
JBS USA LLC
7.250%, 06/01/2021 (S)	1,200,000	1,260,000
8.250%, 02/01/2020 (S)	700,000	745,500
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	900,000	915,750
7.875%, 08/15/2019	300,000	318,750
9.875%, 08/15/2019	1,500,000	1,614,375
The Whitewave Foods Company
5.375%, 10/01/2022	800,000	808,000
US Foods, Inc. 8.500%, 06/30/2019	800,000	848,200
		7,485,575
Energy - 5.9%
Alpha Natural Resources, Inc.
7.500%, 08/01/2020 (L)(S)	300,000	268,500
Antero Resources Finance Corp.
5.375%, 11/01/2021	600,000	597,000
Arch Coal, Inc. 7.000%, 06/15/2019	750,000	399,375
Bill Barrett Corp. 7.000%, 10/15/2022	500,000	496,250
California Resources Corp.
6.000%, 11/15/2024 (S)	1,700,000	1,746,750
Chesapeake Energy Corp.
5.750%, 03/15/2023	4,200,000	4,474,260
6.875%, 11/15/2020	100,000	111,500
CONSOL Energy, Inc.
5.875%, 04/15/2022 (S)	1,300,000	1,280,500
8.250%, 04/01/2020	1,400,000	1,470,000
Denbury Resources, Inc.
5.500%, 05/01/2022	700,000	694,750
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017	1,000,000	1,037,500
EP Energy LLC 9.375%, 05/01/2020	1,000,000	1,090,000
Kinder Morgan, Inc.
5.625%, 11/15/2023 (S)	1,300,000	1,381,250
7.750%, 01/15/2032	300,000	368,250
Linn Energy LLC 8.625%, 04/15/2020	1,700,000	1,757,375
Midstates Petroleum Company, Inc.
10.750%, 10/01/2020	500,000	518,750
Niska Gas Storage Canada ULC
6.500%, 04/01/2019 (S)	500,000	437,500
Peabody Energy Corp.
6.250%, 11/15/2021 (L)	1,500,000	1,395,000
Regency Energy Partners LP
5.875%, 03/01/2022	200,000	208,500
Rice Energy, Inc. 6.250%, 05/01/2022 (S)	200,000	195,000
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024 (S)	1,000,000	1,017,500
Sabine Pass LNG LP 7.500%, 11/30/2016	800,000	848,080
Samson Investment Company
9.750%, 02/15/2020	1,800,000	1,633,500
Sanchez Energy Corp. 7.750%, 06/15/2021	900,000	963,000
SandRidge Energy, Inc.
7.500%, 03/15/2021	500,000	487,500
W&T Offshore, Inc. 8.500%, 06/15/2019	1,200,000	1,242,000
		26,119,590
Financials - 4.2%
Bank of America Corp., (8.125% to
05/15/2018, then 3 month
LIBOR + 3.640%)
05/15/2018 (Q)	1,500,000	1,623,750
Citigroup, Inc. (6.300% to 05/15/2024,
then 3 month LIBOR + 3.423%)
05/15/2024 (Q)	1,500,000	1,485,000
E*TRADE Financial Corp.
6.000%, 11/15/2017	500,000	515,000
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	1,000,000	952,500
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	7,500,000	8,141,250
Nationstar Mortgage LLC
9.625%, 05/01/2019 (L)	2,000,000	2,185,000
Nuveen Investments, Inc.
9.500%, 10/15/2020 (S)	1,800,000	2,088,000
Stena International SA
5.750%, 03/01/2024 (S)	800,000	800,000
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	800,000	815,000
		18,605,500
Health care - 1.6%
Community Health Systems, Inc.
5.125%, 08/01/2021 (S)	300,000	299,250
6.875%, 02/01/2022 (S)	500,000	521,250
HCA, Inc.
5.875%, 05/01/2023	1,000,000	1,022,500
6.500%, 02/15/2020	1,300,000	1,418,625
7.500%, 02/15/2022	1,200,000	1,350,000
Tenet Healthcare Corp.
8.000%, 08/01/2020	953,000	1,005,415
Valeant Pharmaceuticals International
7.500%, 07/15/2021 (S)	1,400,000	1,498,000
		7,115,040

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials - 2.1%
Abengoa Finance SAU
8.875%, 11/01/2017 (S)		$1,200,000	$1,311,000
CEVA Group PLC 4.000%, 05/01/2018 (S)		2,100,000	1,960,875
Navistar International Corp.
8.250%, 11/01/2021		1,100,000	1,127,500
Ocean Rig UDW, Inc.
7.250%, 04/01/2019 (S)		3,000,000	2,745,000
Stena AB 7.000%, 02/01/2024 (S)		300,000	312,000
TransDigm, Inc.
6.000%, 07/15/2022 (S)		500,000	493,750
6.500%, 07/15/2024 (S)		500,000	498,125
United Rentals North America, Inc.
8.375%, 09/15/2020		900,000	967,500
			9,415,750
Information technology - 3.6%
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)		1,500,000	1,440,000
Boxer Parent Company, Inc., PIK
9.000%, 10/15/2019 (S)		200,000	184,000
CDW LLC 8.500%, 04/01/2019		2,042,000	2,164,520
First Data Corp.
8.250%, 01/15/2021 (S)		3,500,000	3,710,000
12.625%, 01/15/2021		3,050,000	3,652,375
First Data Corp., PIK
8.750%, 01/15/2022 (S)		1,504,000	1,594,240
Freescale Semiconductor, Inc.
8.050%, 02/01/2020		942,000	1,000,875
10.750%, 08/01/2020		1,676,000	1,860,360
Infor US, Inc. 9.375%, 04/01/2019		200,000	216,000
SRA International, Inc.
11.000%, 10/01/2019		300,000	319,500
			16,141,870
Materials - 1.5%
Algeco Scotsman Global Finance PLC
8.500%, 10/15/2018 (S)		1,000,000	1,025,000
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020		600,000	660,360
Cemex SAB de CV
5.875%, 03/25/2019 (S)		500,000	502,500
9.000%, 01/11/2018 (S)		644,000	679,420
First Quantum Minerals, Ltd.
6.750%, 02/15/2020 (S)		517,000	526,048
7.000%, 02/15/2021 (S)		517,000	524,109
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (S)		1,000,000	1,027,500
INEOS Finance PLC
8.375%, 02/15/2019 (S)		700,000	749,000
INEOS Group Holdings SA
5.875%, 02/15/2019 (S)		300,000	295,500
Walter Energy, Inc.
9.500%, 10/15/2019 (L)(S)		750,000	675,000
			6,664,437
Telecommunication services - 3.6%
CenturyLink, Inc. 6.750%, 12/01/2023 (L)		200,000	214,000
Frontier Communications Corp.
8.500%, 04/15/2020		500,000	555,000
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		500,000	477,500
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		3,000,000	3,468,750
11.500%, 11/15/2021		1,500,000	1,920,000
T-Mobile USA, Inc.
6.633%, 04/28/2021		2,500,000	2,562,500
6.731%, 04/28/2022		2,500,000	2,556,250
Telecom Italia SpA
5.303%, 05/30/2024 (S)		1,500,000	1,470,000
Verizon Communications, Inc.
5.150%, 09/15/2023		1,400,000	1,548,478
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)		1,000,000	1,005,000
			15,777,478
Utilities - 1.6%
Calpine Corp.
5.375%, 01/15/2023		1,500,000	1,455,000
5.750%, 01/15/2025		1,000,000	970,000
GenOn Energy, Inc. 7.875%, 06/15/2017		400,000	407,000
InterGen NV 7.000%, 06/30/2023 (S)		4,000,000	3,850,000
NRG Yield Operating LLC
5.375%, 08/15/2024 (S)		300,000	301,500
			6,983,500
TOTAL CORPORATE BONDS (Cost $131,591,515)			$139,345,971

CONVERTIBLE BONDS - 1.9%
Consumer discretionary - 0.4%
Volkswagen International Finance NV
5.500%, 11/09/2015 (S)	EUR	1,500,000	1,953,497
Energy - 0.8%
Cobalt International Energy, Inc.
3.125%, 05/15/2024		$4,000,000	3,575,000
Materials - 0.7%
Cemex SAB de CV
3.250%, 03/15/2016		1,350,000	1,902,656
3.750%, 03/15/2018		805,000	1,184,859
			3,087,515
TOTAL CONVERTIBLE BONDS (Cost $8,076,355)			$8,616,012

TERM LOANS (M) - 1.9%
Consumer discretionary - 0.8%
iHeartCommunications, Inc.
3.804%, 01/29/2016		21,427	21,209
6.904%, 01/30/2019		2,539,722	2,417,894
7.654%, 07/30/2019		816,818	796,397
SuperMedia, Inc., PIK
11.600%, 12/30/2016		149,609	122,430
			3,357,930
Industrials - 0.6%
Drillships Financing Holding, Inc.
6.000%, 03/31/2021		1,989,950	1,903,719
Navistar, Inc.
5.750%, 08/17/2017		760,128	763,611
			2,667,330
Information technology - 0.5%
First Data Corp.
3.655%, 03/23/2018		1,584,873	1,552,515
SRA International, Inc.
6.500%, 07/20/2018		771,429	769,500
			2,322,015
TOTAL TERM LOANS (Cost $8,394,887)			$8,347,275

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 55.9%
Consumer discretionary - 1.4%
Automobiles - 0.5%
Ford Motor Company	70,000	$1,035,300
General Motors Company	32,416	1,035,367
		2,070,667
Media - 0.0%
Dex Media, Inc. (I)(L)	19,933	190,559
Multiline retail - 0.9%
Target Corp.	60,000	3,760,800
		6,022,026
Consumer staples - 0.7%
Beverages - 0.7%
PepsiCo, Inc.	35,920	3,343,793
Energy - 8.7%
Energy equipment and services - 0.3%
Transocean, Ltd. (L)	35,000	1,118,950
Oil, gas and consumable fuels - 8.4%
BP PLC, ADR	170,000	7,471,500
Canadian Oil Sands, Ltd.	130,000	2,398,143
Chevron Corp.	22,230	2,652,484
Eni SpA	46,610	1,105,879
Exxon Mobil Corp.	39,790	3,742,250
HollyFrontier Corp.	27,390	1,196,395
Royal Dutch Shell PLC, ADR	154,414	11,755,538
Spectra Energy Corp.	73,370	2,880,506
The Williams Companies, Inc.	46,570	2,577,650
Total SA, ADR	25,000	1,611,250
		37,391,595
		38,510,545
Financials - 3.7%
Banks - 3.2%
Bank of America Corp.	200,000	3,410,000
HSBC Holdings PLC	250,000	2,540,322
JPMorgan Chase & Company	72,160	4,346,918
Wells Fargo & Company	73,150	3,794,291
		14,091,531
Insurance - 0.5%
MetLife, Inc.	40,000	2,148,800
		16,240,331
Health care - 6.7%
Pharmaceuticals - 6.7%
Eli Lilly & Company	18,400	1,193,240
Johnson & Johnson	46,010	4,904,206
Merck & Company, Inc.	167,130	9,907,466
Pfizer, Inc.	200,000	5,914,000
Roche Holding AG	17,430	5,147,130
Sanofi, ADR	50,000	2,821,500
		29,887,542
		29,887,542
Industrials - 4.7%
Aerospace and defense - 1.5%
Lockheed Martin Corp.	19,290	3,525,826
Raytheon Company	19,110	1,941,958
The Boeing Company	7,000	891,660
		6,359,444
Air freight and logistics - 0.3%
CEVA Group PLC (I)	1,115	1,226,577
Commercial services and supplies - 1.1%
Republic Services, Inc.	47,620	1,858,132
Waste Management, Inc.	65,340	3,105,610
		4,963,742
Industrial conglomerates - 1.6%
General Electric Company	281,620	7,215,104
Machinery - 0.2%
Deere & Company	10,760	882,212
		20,647,079
Information technology - 4.8%
Communications equipment - 0.7%
Cisco Systems, Inc.	119,080	2,997,244
Semiconductors and semiconductor equipment - 2.6%
Texas Instruments, Inc.	53,370	2,545,215
Intel Corp.	256,460	8,929,937
		11,475,152
Software - 0.6%
Microsoft Corp.	61,640	2,857,630
Technology hardware, storage and peripherals - 0.9%
Apple, Inc.	41,650	4,196,238
		21,526,264
Materials - 9.1%
Chemicals - 4.9%
Agrium, Inc. (L)	35,000	3,115,000
E.I. du Pont de Nemours & Company	69,450	4,983,732
LyondellBasell Industries NV, Class A	75,000	8,149,500
The Dow Chemical Company	83,430	4,375,069
The Mosaic Company	25,180	1,118,244
		21,741,545
Metals and mining - 4.2%
AngloGold Ashanti, Ltd., ADR (I)	28,735	344,820
Barrick Gold Corp.	89,750	1,315,735
BHP Billiton PLC	161,680	4,472,165
Freeport-McMoRan Copper & Gold, Inc.	137,150	4,477,948
Goldcorp, Inc.	65,440	1,507,083
Rio Tinto PLC, ADR (L)	134,483	6,613,874
		18,731,625
		40,473,170
Telecommunication services - 2.9%
Diversified telecommunication services - 2.7%
AT&T, Inc.	157,320	5,543,957
CenturyLink, Inc.	15,000	613,350
Telstra Corp., Ltd.	500,000	2,319,890
Verizon Communications, Inc.	65,070	3,252,849
		11,730,046
Wireless telecommunication services - 0.2%
Vodafone Group PLC	327,272	1,078,434
		12,808,480
Utilities - 13.2%
Electric utilities - 8.0%
American Electric Power Company, Inc.	70,000	3,654,700
Duke Energy Corp.	67,082	5,015,721
Entergy Corp.	50,000	3,866,500
Exelon Corp.	155,000	5,283,950

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
FirstEnergy Corp.	35,450	$1,190,057
HK Electric Investments & HK
Electric Investments, Ltd. (S)	1,000,000	658,841
NextEra Energy, Inc.	53,345	5,008,029
Pinnacle West Capital Corp.	27,430	1,498,775
PPL Corp.	35,500	1,165,820
The Southern Company	110,000	4,801,500
Xcel Energy, Inc.	110,000	3,344,000
		35,487,893
Gas utilities - 0.6%
AGL Resources, Inc.	50,000	2,567,000
Independent power and renewable electricity producers - 0.5%
Dynegy, Inc. (I)	80,168	2,313,648
Multi-utilities - 4.1%
Dominion Resources, Inc.	60,070	4,150,236
PG&E Corp.	112,400	5,062,496
Public Service Enterprise Group, Inc.	150,000	5,586,000
Sempra Energy	20,950	2,207,711
TECO Energy, Inc.	59,000	1,025,420
		18,031,863
		58,400,404
TOTAL COMMON STOCKS (Cost $208,800,770)		$247,859,634

PREFERRED SECURITIES - 5.4%
Energy - 1.0%
Energy equipment and services - 0.0%
Newco Acquisition Company, Ltd. (I)	31	48,050
Oil, gas and consumable fuels - 1.0%
Chesapeake Energy Corp., 5.750% (S)	1,900	2,107,813
SandRidge Energy, Inc., 7.000%	26,500	2,358,500
		4,466,313
		4,514,363
Financials - 3.7%
Banks - 1.2%
Wells Fargo & Company, 7.500%	4,600	5,531,546
Capital markets - 0.1%
Morgan Stanley (6.375% to 10/15/2024,
then 3 month LIBOR + 3.708%) (I)	20,000	501,400
Diversified financial services - 1.4%
Bank of America Corp., 7.250%	5,350	6,133,775
Insurance - 0.2%
MetLife, Inc., 5.000%	27,000	831,330
Real estate investment trusts - 0.2%
FelCor Lodging Trust, Inc., 1.950%	30,000	774,300
Thrifts and mortgage finance - 0.6%
Federal Home Loan Mortgage Corp.,
Series Z (Higher of 3 month
LIBOR + 4.160% or 7.875%) (I)	94,900	977,470
Federal National Mortgage Association,
Series Q, 6.750% (I)	80,000	614,400
Federal National Mortgage Association,
Series R, 7.625% (I)	60,200	472,570
Federal National Mortgage Association,
Series S (Higher of 3 month
LIBOR + 4.230% or 7.750%) (I)(L)	79,300	729,560
		2,794,000
		16,566,351
Information technology - 0.3%
Semiconductors and semiconductor equipment - 0.3%
Ceva, Inc. (I)	1,068	1,174,932
Utilities - 0.4%
Multi-utilities - 0.4%
Dominion Resources, Inc., 6.000%	8,500	478,125
Dominion Resources, Inc., 6.125%	8,500	476,510
Dominion Resources, Inc., 6.375%	18,600	928,140
		1,882,775
		1,882,775
TOTAL PREFERRED SECURITIES (Cost $25,361,501)		$24,138,421

WARRANTS - 0.0%
Dynegy, Inc. (Expiration Date: 10/02/2017;
Strike Price: $40.00) (I)	10,796	44,695
TOTAL WARRANTS (Cost $208,370)		$44,695

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%
General Motors Company (I)	85,000	850
SuperMedia, Inc. (I)	651,025	0
		850
TOTAL ESCROW CERTIFICATES (Cost $326)		$850

EQUITY LINKED SECURITIES - 1.5%
Financials - 1.5%
Anadarko Petroleum Corp. (Barclays Bank
PLC) 6.000%, 09/02/2015 (S)	15,000	1,524,600
Broadcom Corp. (Wells Fargo & Company)
7.000%, 12/04/2014 (S)	6,000,000	1,840,200
Devon Energy Corp. (Barclays Bank PLC)
6.000%, 12/24/2014 (S)	1,500,000	999,075
Weatherford Interntational, Ltd. (Barclays
Bank PLC) 7.500%, 12/05/2014 (S)	11,500,000	2,129,225
		6,493,100
TOTAL EQUITY LINKED SECURITIES (Cost $6,026,800)		$6,493,100

SECURITIES LENDING COLLATERAL - 3.7%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	1,623,620	$16,247,730
TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,247,499)		$16,247,730
Total Investments (Income Trust)
(Cost $404,708,023) - 101.7%		$451,093,688
Other assets and liabilities, net - (1.7%)		(7,453,210)
TOTAL NET ASSETS - 100.0%		$443,640,478

International Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.9%
Australia - 0.4%
BGP Holdings PLC (I)	2,126,418	$3
BHP Billiton PLC	426	11,791
BHP Billiton, Ltd.	39,644	1,168,447

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Goodman Fielder, Ltd.	344,729	$189,328
Investa Office Fund	41,274	120,983
Pacific Brands, Ltd.	169,701	71,948
Westpac Banking Corp.	39,425	1,106,796
		2,669,296
Austria - 0.4%
OMV AG	47,096	1,583,690
Voestalpine AG	43,068	1,700,714
		3,284,404
Belgium - 0.9%
Belgacom SA	73,826	2,570,339
Delhaize Group SA	43,361	3,013,460
Solvay SA	8,053	1,236,810
Umicore SA	5,593	243,843
		7,064,452
Bermuda - 0.0%
Catlin Group, Ltd.	26,080	219,907
Canada - 0.4%
BlackBerry, Ltd. (I)	145,900	1,453,854
Magna International, Inc.	13,400	1,271,860
		2,725,714
Denmark - 1.3%
A.P. Moeller - Maersk A/S, Series B	1,072	2,539,400
Carlsberg A/S, Class B	11,154	990,616
Novo Nordisk A/S, Class B	40,932	1,948,845
Pandora A/S	22,893	1,787,410
TDC A/S	83,689	634,005
Vestas Wind Systems A/S (I)	43,828	1,708,750
		9,609,026
Finland - 1.5%
Fortum OYJ	89,248	2,176,040
Metso OYJ	6,955	246,398
Neste Oil OYJ	35,311	726,709
Nokia OYJ	730,359	6,201,537
Stora Enso OYJ, Series R	35,414	293,816
Tieto OYJ	25,673	646,831
UPM-Kymmene OYJ	95,417	1,356,379
		11,647,710
France - 18.9%
Air France-KLM (I)	4,306	40,323
Alcatel-Lucent (I)	382,565	1,179,947
AXA SA	48,469	1,193,915
BNP Paribas SA	29,247	1,941,070
Bouygues SA	68,105	2,202,137
Carrefour SA	85,629	2,644,607
Casino Guichard Perrachon SA	11,732	1,262,194
Christian Dior SA	825	138,207
Cie de Saint-Gobain	103,845	4,744,832
Cie Generale des Etablissements Michelin	45,699	4,304,424
Credit Agricole SA	131,216	1,977,886
Electricite de France SA	62,207	2,040,809
GDF Suez	507,846	12,737,003
Lagardere SCA	18,016	482,109
Orange SA	756,465	11,288,431
Peugeot SA (I)	282,470	3,614,401
Rallye SA	15,071	658,332
Renault SA	55,498	4,014,707
Rexel SA	13,261	247,646
Sanofi	126,169	14,266,006
Schneider Electric SE (I)	59,297	4,549,410
Societe Generale SA	93,910	4,790,150
Suez Environnement Company	66,596	1,126,426
Total SA	622,287	40,295,633
Valeo SA	11,558	1,284,262
Vallourec SA	26,564	1,222,472
Veolia Environnement SA	107,436	1,894,425
Vinci SA	121,842	7,070,597
Vivendi SA (I)	419,165	10,121,907
		143,334,268
Germany - 12.2%
Allianz SE	23,291	3,759,908
Aurubis AG	41,050	2,022,178
BASF SE	129,962	11,854,786
Bayerische Motoren Werke AG	75,162	8,032,883
Bilfinger SE	4,679	295,739
Commerzbank AG (I)	34,020	505,167
Continental AG	6,004	1,137,321
Daimler AG	255,704	19,527,332
Deutsche Lufthansa AG	66,678	1,046,986
Deutsche Post AG	27,356	871,974
Deutsche Telekom AG	455,238	6,890,734
E.ON SE	848,852	15,501,455
Freenet AG	8,556	221,849
Fresenius Medical Care AG & Company KGaA	24,368	1,697,361
Hannover Rueckversicherung AG	3,966	320,094
HeidelbergCement AG	5,508	362,541
K&S AG	61,736	1,741,541
Leoni AG	26,106	1,416,956
Metro AG (I)	42,458	1,392,414
Muenchener Rueckversicherungs AG	10,138	1,999,898
ProSiebenSat.1 Media AG	45,074	1,786,972
Rheinmetall AG	3,161	151,230
Rhoen-Klinikum AG	5,386	163,021
RWE AG	211,736	8,240,876
Salzgitter AG	17,100	586,684
Software AG	4,522	111,565
Suedzucker AG	7,909	123,589
Volkswagen AG	4,401	909,335
		92,672,389
Guernsey, Channel Islands - 0.0%
Friends Life Group, Ltd.	62,863	313,059
Hong Kong - 1.9%
Cheung Kong Holdings, Ltd.	139,000	2,284,751
Esprit Holdings, Ltd.	25,615	33,115
Galaxy Entertainment Group, Ltd.	233,000	1,352,804
Hong Kong Land Holdings, Ltd.	29,000	197,105
Hutchison Whampoa, Ltd.	97,000	1,172,594
Noble Group, Ltd.	1,531,000	1,556,505
Sun Hung Kai Properties, Ltd.	338,802	4,807,308
Swire Pacific, Ltd., Class A	161,000	2,076,600
The Link REIT	71,500	413,061
The Wharf Holdings, Ltd.	121,000	860,207
Wheelock and Company, Ltd.	13,000	62,095
		14,816,145
Ireland - 0.9%
CRH PLC	134,611	3,057,056
Shire PLC	40,122	3,461,789
		6,518,845

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Israel - 0.5%
Africa Israel Investments, Ltd. (I)	39,830	$69,016
Check Point Software Technologies, Ltd. (I)	26,700	1,848,708
Partner Communications Company, Ltd. (I)	53,669	382,262
Teva Pharmaceutical Industries, Ltd.	30,933	1,664,819
		3,964,805
Italy - 5.9%
A2A SpA	509,071	503,248
Buzzi Unicem SpA	8,776	119,311
Enel SpA	2,401,149	12,702,355
Eni SpA	621,604	14,748,316
Fiat SpA (I)	238,995	2,303,367
Finmeccanica SpA (I)	392,710	3,800,221
Intesa Sanpaolo SpA	9,172	27,688
Mediaset SpA (I)	278,210	1,060,496
Recordati SpA	11,323	185,189
Saipem SpA (I)	32,732	694,128
Snam SpA	83,578	461,501
Telecom Italia RSP	2,797,242	2,472,536
Telecom Italia SpA (I)	4,584,592	5,243,750
Terna Rete Elettrica Nazionale SpA	59,219	297,254
UniCredit SpA	3,213	25,241
		44,644,601
Japan - 21.2%
Adastria Holdings Company, Ltd.	3,420	66,684
Aeon Company, Ltd.	62,800	625,708
Aisin Seiki Company, Ltd.	14,700	530,588
Asahi Glass Company, Ltd.	99,000	537,055
Asahi Kasei Corp.	72,000	585,528
Asatsu-DK, Inc.	1,900	47,658
Brother Industries, Ltd.	14,700	271,658
Canon, Inc.	150,000	4,880,386
Central Japan Railway Company, Ltd.	14,800	1,996,353
Chubu Electric Power Company, Inc.	27,300	313,415
COLOPL, Inc. (I)	800	26,349
CyberAgent, Inc.	52,500	1,843,658
Daihatsu Motor Company, Ltd.	22,400	355,453
Daiichi Sankyo Company, Ltd.	14,000	219,996
Daikyo, Inc.	63,000	117,905
Daito Trust Construction Company, Ltd.	18,200	2,152,197
Daiwabo Holdings Company, Ltd.	191,000	370,027
Dena Company, Ltd.	143,500	1,824,374
FANUC Corp.	7,100	1,284,054
Fuji Heavy Industries, Ltd.	59,884	1,983,758
Fuji Oil Company, Ltd.	24,600	363,436
FUJIFILM Holdings Corp.	39,700	1,219,865
Gree, Inc. (L)	247,400	1,686,895
Gunze, Ltd.	46,000	129,224
Hanwa Company, Ltd.	163,000	609,597
Haseko Corp.	218,400	1,687,723
Hitachi Chemical Company, Ltd.	12,800	227,355
Honda Motor Company, Ltd.	180,000	6,175,770
Hoya Corp.	29,700	997,333
Inpex Corp.	245,100	3,465,240
Isuzu Motors, Ltd.	14,000	197,993
ITOCHU Corp.	395,300	4,827,796
Japan Tobacco, Inc.	113,700	3,694,730
JFE Holdings, Inc.	69,900	1,396,356
JSR Corp.	13,000	226,874
JX Holdings, Inc.	798,600	3,682,152
K’s Holdings Corp.	53,000	1,579,111
Kao Corp.	11,650	454,614
Kawasaki Kisen Kaisha, Ltd.	994,000	2,114,265
KDDI Corp.	40,290	2,423,695
Keyence Corp.	3,500	1,519,652
Kinugawa Rubber Industrial Company, Ltd.	4,000	17,004
Kobe Steel, Ltd.	645,000	1,047,461
Kohnan Shoji Company, Ltd.	12,000	133,595
Kuraray Company, Ltd.	28,500	334,784
Kyocera Corp.	90,900	4,245,663
Leopalace21 Corp. (I)	248,500	1,365,050
Marubeni Corp.	524,476	3,588,934
Mazda Motor Corp.	25,400	638,924
Medipal Holdings Corp.	55,400	673,384
Mitsubishi Chemical Holdings Corp.	379,100	1,866,191
Mitsubishi Corp.	335,505	6,871,224
Mitsubishi Electric Corp.	109,000	1,453,099
Mitsubishi UFJ Financial Group, Inc.	361,600	2,037,874
Mitsui & Company, Ltd.	400,700	6,320,674
Mitsui Chemicals, Inc.	61,000	169,778
Mitsui Engineering &
Shipbuilding Company, Ltd.	446,000	1,004,483
Mitsui Mining & Smelting Company, Ltd.	49,000	130,494
Mitsui O.S.K. Lines, Ltd.	433,000	1,383,489
Murata Manufacturing Company, Ltd.	16,300	1,852,745
Nidec Corp.	27,300	1,844,855
Nippon Electric Glass Company, Ltd.	73,000	354,881
Nippon Light Metal Holdings Company, Ltd.	140,000	201,690
Nippon Paper Industries Company, Ltd.	89,900	1,346,076
Nippon Steel & Sumitomo Metal Corp.	120,000	311,536
Nippon Telegraph & Telephone Corp.	116,700	7,237,067
Nippon Yusen KK	217,000	572,140
Nipro Corp. (L)	36,500	303,138
Nissan Motor Company, Ltd.	827,700	8,012,256
Nitori Holdings Company, Ltd.	26,700	1,654,205
North Pacific Bank Ltd.	39,200	154,392
NTT DOCOMO, Inc.	292,800	4,903,879
Orient Corp. (I)	369,500	744,534
Osaka Gas Company, Ltd.	69,000	277,068
Panasonic Corp.	140,400	1,673,339
Resona Holdings, Inc.	810,100	4,570,083
Ricoh Company, Ltd.	98,300	1,056,068
Round One Corp.	20,700	124,382
Ryohin Keikaku Company, Ltd.	12,500	1,490,321
Seiko Epson Corp.	42,900	2,067,047
Sekisui House, Ltd.	54,600	643,501
Showa Denko KK	185,000	242,783
SMC Corp.	3,300	909,945
Sojitz Corp.	1,509,600	2,369,979
Sumitomo Chemical Company, Ltd.	52,000	185,728
Sumitomo Corp.	357,800	3,949,078
Sumitomo Heavy Industries, Ltd.	69,000	388,631
Sumitomo Metal Mining Company, Ltd.	92,000	1,294,785
Sumitomo Mitsui Company, Ltd. (I)	44,600	53,687
Sumitomo Mitsui Financial Group, Inc.	28,300	1,153,068
Sumitomo Rubber Industries, Ltd.	20,200	287,346
Taiheiyo Cement Corp.	203,000	765,638
Taisei Corp.	176,000	992,938
Takeda Pharmaceutical Company, Ltd.	83,011	3,608,686
TDK Corp.	3,200	179,009
The Daiei, Inc. (I)	35,600	40,634
The Yokohama Rubber Company, Ltd.	23,000	199,301
Tokyo Electric Power Company, Inc. (I)	737,000	2,580,458
TonenGeneral Sekiyu KK	60,867	532,418
Tosoh Corp.	177,000	718,144
Toyota Tsusho Corp.	128,200	3,122,823

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Ube Industries, Ltd.	143,000	$228,033
UNY Group Holdings Company, Ltd.	174,400	926,930
West Japan Railway Company	15,600	698,144
Yamada Denki Company, Ltd. (L)	907,000	2,647,380
		161,465,354
Luxembourg - 0.4%
ArcelorMittal	198,904	2,721,438
Macau - 0.1%
Sands China, Ltd.	166,400	868,076
Netherlands - 6.3%
Aegon NV	278,870	2,296,273
Corbion NV	31,560	464,190
Delta Lloyd NV	42,149	1,015,595
Fugro NV	11,906	359,484
Heineken NV	22,371	1,670,756
ING Groep NV (I)	61,331	871,772
Koninklijke Ahold NV	178,580	2,888,650
Koninklijke BAM Groep NV	129,606	383,407
Koninklijke Boskalis Westinster NV	4,459	250,771
Koninklijke DSM NV	8,841	545,123
Koninklijke KPN NV (I)	1,128,913	3,614,356
Nutreco NV	3,432	124,719
PostNL NV (I)	331,387	1,427,954
Royal Dutch Shell PLC, B Shares	292,512	11,564,163
Royal Dutch Shell PLC, Class A	535,325	20,460,342
SNS REAAL NV (I)	69,081	0
Wolters Kluwer NV	8,863	236,353
		48,173,908
New Zealand - 0.0%
Chorus, Ltd. (I)	125,485	177,432
Norway - 2.2%
Orkla ASA	17,197	155,442
Statoil ASA	347,957	9,473,399
Telenor ASA	97,817	2,146,836
TGS-NOPEC Geophysical Company ASA	44,948	1,144,635
Yara International ASA	72,632	3,647,805
		16,568,117
Portugal - 0.4%
EDP - Energias de Portugal SA	757,935	3,305,091
Portugal Telecom SGPS SA	5,769	12,133
		3,317,224
Singapore - 0.2%
Golden Agri-Resources, Ltd.	3,822,000	1,544,158
Spain - 7.0%
ACS Actividades de Construccion
y Servicios SA	78,201	2,997,406
Banco Bilbao Vizcaya Argentaria SA	131,113	1,578,006
Banco Santander SA	465,966	4,460,984
Enagas SA	45,941	1,477,417
Endesa SA	4,169	164,642
Ferrovial SA	44,140	853,957
Gas Natural SDG SA	124,874	3,673,379
Iberdrola SA	1,628,318	11,639,047
Indra Sistemas SA	12,482	174,760
Obrascon Huarte Lain SA	5,626	187,779
Red Electrica Corp. SA	2,912	252,056
Repsol SA	208,517	4,946,872
Telefonica SA	1,343,643	20,751,486
		53,157,791
Sweden - 2.0%
Husqvarna AB, B Shares	18,193	128,269
Investor AB, B Shares	41,910	1,475,636
NCC AB, B Shares	25,869	856,295
Sandvik AB	36,598	411,044
Securitas AB, Series B	16,501	182,766
Skanska AB, Series B	48,574	1,001,753
SSAB AB, Series A (I)	35,850	306,347
Tele2 AB, B Shares	17,089	205,691
Telefonaktiebolaget LM Ericsson, B Shares	378,356	4,770,639
TeliaSonera AB	609,576	4,203,726
Volvo AB, Series B	142,508	1,541,779
		15,083,945
Switzerland - 1.6%
ABB, Ltd. (I)	44,798	1,002,112
Actelion, Ltd. (I)	16,606	1,944,993
Holcim, Ltd. (I)	43,897	3,193,580
Novartis AG	893	84,092
Swisscom AG	1,992	1,129,131
Transocean, Ltd. (L)	39,914	1,283,798
Zurich Insurance Group AG (I)	11,332	3,372,434
		12,010,140
United Kingdom - 10.0%
Amlin PLC	26,409	185,299
Anglo American PLC	53,344	1,189,666
AstraZeneca PLC	281,652	20,183,973
Aviva PLC	198,753	1,681,465
BAE Systems PLC	488,005	3,714,534
Balfour Beatty PLC	60,290	183,650
BG Group PLC	58,171	1,073,885
BP PLC	2,544,329	18,612,618
BT Group PLC	359,021	2,202,238
Carillion PLC	41,601	204,622
Centrica PLC	380,163	1,894,712
Direct Line Insurance Group PLC	39,861	189,714
GlaxoSmithKline PLC	34,767	794,222
Home Retail Group PLC	419,459	1,129,709
J Sainsbury PLC	72,133	293,322
Kingfisher PLC	66,390	347,211
Ladbrokes PLC	50,363	105,273
Lancashire Holdings, Ltd.	5,964	61,793
Lloyds Banking Group PLC (I)	1,473,721	1,833,408
Man Group PLC	152,579	292,553
Marks & Spencer Group PLC	97,908	640,171
Next PLC	18,382	1,967,517
Pearson PLC	37,187	746,837
Prudential PLC	75,043	1,668,306
Rio Tinto PLC	57,981	2,841,060
RSA Insurance Group PLC (I)	35,071	274,965
Serco Group PLC	24,369	113,145
SSE PLC	15,708	393,334
Subsea 7 SA	28,686	409,939
Tesco PLC	949,439	2,836,221
Trinity Mirror PLC (I)	89,689	244,931
Unilever NV	12,092	479,873
Unilever PLC	19,456	814,387
Vodafone Group PLC	1,751,327	5,771,013
WM Morrison Supermarkets PLC	285,408	776,590
		76,152,156
United States - 0.3%
Catamaran Corp.	47,700	2,010,555
TOTAL COMMON STOCKS (Cost $723,285,408)		$736,734,915

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES - 2.0%
Germany - 2.0%
Porsche Automobil Holding SE	50,349	4,016,476
Volkswagen AG	53,824	11,115,087
		15,131,563
TOTAL PREFERRED SECURITIES (Cost $16,659,935)		$15,131,563

RIGHTS - 0.0%
Banco Bilbao Vizcaya Argentaria SA
(Expiration Date: 10/17/2014) (I)(N)	131,113	13,083
Fiat SpA (Expiration Date: 10/6/14; Strike
Price: EUR 7.73) (I)	238,995	0
TOTAL RIGHTS (Cost $13,307)		$13,083

WARRANTS - 0.1%
Peugeot SA (Expiration Date: 04/29/2017;
Strike Price: EUR 6.43) (I)	297,806	557,445
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	30,583	51,124
TOTAL WARRANTS (Cost $328,432)		$608,569

SECURITIES LENDING COLLATERAL - 3.0%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	2,267,754	22,693,637
TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,693,219)		$22,693,637

SHORT-TERM INVESTMENTS - 0.8%
Money market funds - 0.8%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	6,039,035	6,039,035
TOTAL SHORT-TERM INVESTMENTS (Cost $6,039,035)		$6,039,035
Total Investments (International Core Trust)
(Cost $769,019,336) - 102.8%		$781,220,802
Other assets and liabilities, net - (2.8%)		(20,974,274)
TOTAL NET ASSETS - 100.0%		$760,246,528

International Equity Index Trust B

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.1%
Australia - 5.4%
AGL Energy, Ltd.	22,135	$262,210
ALS, Ltd.	15,977	73,520
Alumina, Ltd. (I)	97,775	144,821
Amcor, Ltd.	47,059	466,127
AMP, Ltd.	110,833	528,644
APA Group, Ltd.	34,684	225,644
Asciano, Ltd.	34,768	183,788
ASX, Ltd.	6,730	211,071
Aurizon Holdings, Ltd.	67,567	267,644
AusNet Services	83,547	99,659
Australia & New Zealand Banking Group, Ltd.	96,275	2,602,524
Bank of Queensland, Ltd.	13,420	136,590
Bendigo and Adelaide Bank, Ltd.	17,290	180,335
BHP Billiton PLC	74,597	2,063,398
BHP Billiton, Ltd.	112,851	3,326,112
Boral, Ltd.	30,626	133,220
Brambles, Ltd.	58,198	484,134
Caltex Australia, Ltd.	5,216	127,678
CFS Retail Property Trust Group	71,419	124,686
Coca-Cola Amatil, Ltd.	24,332	186,793
Cochlear, Ltd.	2,020	122,843
Commonwealth Bank of Australia	55,836	3,676,387
Computershare, Ltd.	16,916	179,878
Crown Resorts, Ltd.	14,609	176,405
CSL, Ltd.	17,092	1,108,002
Dexus Property Group	183,993	178,646
Federation Centres, Ltd.	48,148	108,622
Flight Centre Travel Group, Ltd.	2,493	93,248
Fortescue Metals Group, Ltd.	49,386	150,036
Goodman Group	62,432	282,145
Harvey Norman Holding, Ltd.	15,159	48,130
Iluka Resources, Ltd.	17,126	117,796
Incitec Pivot, Ltd.	65,172	154,380
Insurance Australia Group, Ltd.	83,916	449,736
Leighton Holdings, Ltd.	3,702	62,618
Lend Lease Corp.	20,024	251,418
Macquarie Group, Ltd.	9,706	488,400
Metcash, Ltd.	26,132	60,181
Mirvac Group	125,759	189,175
National Australia Bank, Ltd.	82,475	2,345,888
Newcrest Mining, Ltd. (I)	29,796	273,825
Orica, Ltd.	13,101	216,215
Origin Energy, Ltd.	41,743	545,919
Qantas Airways, Ltd. (I)	44,750	54,360
QBE Insurance Group, Ltd.	44,109	449,197
Ramsay Health Care, Ltd.	4,156	182,117
Santos, Ltd.	32,872	393,171
Scentre Group (I)	188,799	543,214
Seek, Ltd.	11,910	168,513
Sonic Healthcare, Ltd.	13,653	209,502
Stockland	85,075	293,918
Suncorp Group, Ltd.	45,442	558,545
Sydney Airport	26,617	99,376
Tabcorp Holdings, Ltd.	33,525	106,015
Tatts Group, Ltd.	54,858	151,033
Telstra Corp., Ltd.	147,901	686,228
The GPT Group	50,956	172,565
Toll Holdings, Ltd.	25,442	125,495
Transurban Group	58,241	393,219
Treasury Wine Estates, Ltd.	24,526	90,664
Wesfarmers, Ltd.	39,864	1,469,060
Westfield Corp. (I)	69,727	454,345
Westpac Banking Corp.	109,178	3,065,004
Woodside Petroleum, Ltd.	23,280	826,618
Woolworths, Ltd.	44,313	1,326,911
WorleyParsons, Ltd.	7,028	94,150
		35,021,711
Austria - 0.2%
Andritz AG	2,752	146,532
Erste Group Bank AG	8,613	196,656
IMMOFINANZ AG (I)	24,655	69,753
OMV AG	5,543	186,394
Raiffeisen Bank International AG	2,225	48,202
Telekom Austria AG	11,560	104,100
Vienna Insurance Group AG	1,321	59,506
Voestalpine AG	4,357	172,054
		983,197

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Belgium - 0.9%
Ageas	7,799	$258,572
Anheuser-Busch InBev NV	27,996	3,104,705
Belgacom SA	5,996	208,758
Colruyt SA (L)	2,769	122,012
Delhaize Group SA	3,906	271,455
Groupe Bruxelles Lambert SA	3,135	287,161
KBC Groep NV (I)	9,550	506,972
Solvay SA	2,305	354,010
Telenet Group Holding NV (I)	2,144	123,157
UCB SA	3,593	325,573
Umicore SA	4,660	203,166
		5,765,541
Bermuda - 0.1%
Seadrill, Ltd. (L)	13,637	364,359
Brazil - 1.3%
ALL - America Latina Logistica SA	18,200	47,289
AMBEV SA	161,130	1,055,878
Banco Bradesco SA	23,540	336,595
Banco do Brasil SA	29,813	308,148
Banco Santander Brasil SA	28,594	184,922
BB Seguridade Participacoes SA	24,400	320,980
BM&FBovespa SA	65,076	297,498
BR Malls Participacoes SA	15,410	121,694
BR Properties SA	7,500	39,833
Braskem SA, ADR (L)	1,584	20,861
BRF SA	23,920	569,135
CCR SA	32,600	223,482
Centrais Eletricas Brasileiras SA	6,700	17,956
Centrais Eletricas Brasileiras SA, B
Shares, ADR	1,429	5,945
Centrais Eletricas Brasileiras SA, Ordinary
Shares, ADR	2,381	6,429
CETIP SA - Mercados Organizados	8,211	101,642
Cia Brasileira de Distribuicao	628	27,387
Cia de Saneamento Basico do Estado de
Sao Paulo	12,870	104,001
Cia de Saneamento de Minas Gerais-COPASA	2,500	31,662
Cia Siderurgica Nacional SA	16,100	57,224
Cia Siderurgica Nacional SA, ADR (L)	11,800	41,890
Cielo SA	26,100	426,514
Cosan SA Industria e Comercio	4,911	78,929
CPFL Energia SA	9,500	74,168
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	11,600	58,527
Duratex SA	12,463	46,028
EcoRodovias Infraestrutura e Logistica SA	7,200	35,474
EDP - Energias do Brasil SA	8,700	35,543
Embraer SA	10,800	106,555
Embraer SA, ADR	2,626	102,992
Estacio Participacoes SA	10,300	107,050
Fibria Celulose SA (I)	3,172	34,782
Fibria Celulose SA, ADR (I)(L)	6,862	75,482
Hypermarcas SA	13,608	97,734
JBS SA	15,473	57,840
Klabin SA	17,800	86,100
Kroton Educacional SA	47,780	300,217
Localiza Rent a Car SA	5,576	80,847
Lojas Renner SA	4,700	136,483
Multiplan Empreendimentos Imobiliarios SA	3,152	64,540
Natura Cosmeticos SA	6,500	98,200
Odontoprev SA	11,500	41,814
Oi SA, ADR	11,580	8,106
Petroleo Brasileiro SA	107,029	754,264
Porto Seguro SA	4,419	51,289
Raia Drogasil SA	8,100	69,294
Souza Cruz SA	14,400	115,894
Sul America SA	6,310	39,235
Telefonica Brasil SA, ADR (L)	6,017	118,415
Tim Participacoes SA	32,920	173,359
Totvs SA	4,500	68,444
Tractebel Energia SA	6,400	89,970
Ultrapar Participacoes SA	12,100	256,113
Usinas Siderurgicas de Minas
Gerais SA, ADR (I)	800	2,085
Vale SA	47,000	515,555
WEG SA	10,530	122,906
		8,451,199
Canada - 7.2%
Agnico-Eagle Mines, Ltd.	6,800	196,662
Agrium, Inc. (L)	5,500	488,933
Alimentation Couche Tard, Inc., Class B	14,500	463,632
AltaGas, Ltd.	4,300	181,568
ARC Resources, Ltd. (L)	11,900	313,983
ATCO, Ltd.	2,800	113,505
Athabasca Oil Corp. (I)	14,200	72,651
Bank of Montreal (L)	22,500	1,656,034
Barrick Gold Corp.	38,540	566,770
Baytex Energy Corp. (L)	4,700	177,727
BCE, Inc. (L)	10,024	428,639
BlackBerry, Ltd. (I)	19,900	198,298
Bombardier, Inc., Class B (L)	49,200	165,618
Brookfield Asset Management, Inc.	20,299	911,321
CAE, Inc.	11,300	137,019
Cameco Corp. (L)	16,400	289,356
Canadian Imperial Bank of Commerce (L)	13,700	1,230,486
Canadian National Railway Company	29,000	2,058,833
Canadian Natural Resources, Ltd.	38,960	1,513,594
Canadian Oil Sands, Ltd.	19,100	352,343
Canadian Pacific Railway, Ltd.	6,100	1,265,970
Canadian Tire Corp., Ltd.	3,000	307,380
Canadian Utilities, Ltd., Class A	4,800	167,665
Cenovus Energy, Inc.	26,800	721,000
CGI Group, Inc., Class A (I)	7,100	239,889
CI Financial Corp.	6,700	202,026
Crescent Point Energy Corp. (L)	13,800	498,054
Dollarama, Inc.	2,600	220,546
Eldorado Gold Corp.	25,100	169,208
Empire Company, Ltd.	1,000	69,548
Enbridge, Inc. (L)	28,700	1,373,818
Encana Corp.	24,900	528,704
Enerplus Corp. (L)	7,700	146,169
Fairfax Financial Holdings, Ltd.	800	358,437
Finning International, Inc.	7,200	203,088
First Capital Realty, Inc.	4,700	73,483
First Quantum Minerals, Ltd.	20,554	396,783
Fortis, Inc. (L)	6,900	213,293
Franco-Nevada Corp.	5,900	289,587
George Weston, Ltd.	2,100	165,495
Gildan Activewear, Inc. (L)	5,000	273,539
Goldcorp, Inc.	27,984	645,160
Great-West Lifeco, Inc.	11,700	336,494
H&R Real Estate Investment Trust	4,300	83,931
Husky Energy, Inc. (L)	13,800	378,778
IGM Financial, Inc. (L)	3,300	142,319
Imperial Oil, Ltd.	11,330	535,265
The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Industrial Alliance Insurance and
Financial Services, Inc.	3,100	$128,351
Intact Financial Corp.	5,000	323,720
Inter Pipeline, Ltd.	11,200	363,516
Keyera Corp.	2,900	233,642
Kinross Gold Corp. (I)	43,729	145,249
Loblaw Companies, Ltd.	6,740	337,316
Magna International, Inc.	7,900	749,828
Manulife Financial Corp. (O)	63,400	1,219,372
MEG Energy Corp. (I)	6,100	187,257
Methanex Corp.	3,500	233,635
Metro, Inc.	3,800	254,136
National Bank of Canada	11,800	537,662
New Gold, Inc (I)	18,000	91,129
Onex Corp.	3,500	194,884
Open Text Corp.	4,800	265,512
Pembina Pipeline Corp. (L)	11,700	492,885
Pengrowth Energy Trust (L)	17,100	89,626
Penn West Petroleum, Ltd. (L)	19,010	128,832
Peyto Exploration & Development Corp. (L)	5,200	164,086
Potash Corp. of Saskatchewan, Inc.	30,800	1,066,498
Power Corp. of Canada (L)	12,000	333,015
Power Financial Corp. (L)	10,400	318,143
RioCan Real Estate Investment Trust	5,300	121,480
Rogers Communications, Inc., Class B (L)	14,100	527,766
Royal Bank of Canada	50,700	3,623,854
Saputo, Inc.	10,600	296,529
Shaw Communications, Inc., Class B	14,600	357,846
Silver Wheaton Corp.	13,900	277,268
SNC-Lavalin Group, Inc.	4,900	225,629
Sun Life Financial, Inc. (L)	21,500	779,410
Suncor Energy, Inc.	51,787	1,874,126
Talisman Energy, Inc.	39,600	342,626
Teck Resources, Ltd.	19,761	374,241
TELUS Corp.	7,600	259,497
The Bank of Nova Scotia	42,000	2,597,741
The Toronto-Dominion Bank (L)	64,700	3,192,972
Tim Hortons, Inc.	5,300	417,346
Tourmaline Oil Corp. (I)	4,900	217,141
TransAlta Corp. (L)	10,400	109,112
TransCanada Corp. (L)	24,200	1,246,356
Turquoise Hill Resources, Ltd. (I)	33,720	126,757
Vermilion Energy, Inc. (L)	4,000	243,511
Yamana Gold, Inc. (L)	29,844	179,072
		46,771,175
Chile - 0.3%
Banco Santander Chile, ADR	13,061	288,517
Cencosud SA	61,383	181,330
Cia Cervecerias Unidas SA, ADR (L)	6,197	136,520
Corpbanca SA, ADR	2,999	57,641
Empresa Nacional de
Electricidad SA, ADR (L)	6,770	297,609
Enersis SA, ADR	26,429	417,050
Latam Airlines Group SA, ADR (L)(I)	11,197	127,310
Sociedad Quimica y Minera de
Chile SA, ADR (L)	4,454	116,428
Vina Concha y Toro SA, ADR	2,105	83,653
		1,706,058
China - 3.1%
AAC Technologies Holdings, Inc.	27,342	158,425
Agile Property Holdings, Ltd.	68,589	42,114
Agricultural Bank of China, Ltd., H Shares	807,000	357,176
Air China, Ltd., H Shares	84,534	53,537
Aluminum Corp. of China, Ltd., H Shares (I)	185,220	75,355
Anhui Conch Cement Company, Ltd.,
H Shares (L)	56,790	180,502
ANTA Sports Products, Ltd.	17,000	34,371
Bank of China, Ltd., H Shares	2,759,563	1,232,688
Bank of Communications Company, Ltd.,
H Shares	337,527	236,002
BBMG Corp., H Shares	22,000	15,177
Beijing Capital International Airport
Company, Ltd., H Shares	134,789	102,786
Byd Company, Ltd., H Shares	24,105	159,886
China BlueChemical, Ltd., H Shares	124,000	53,786
China Cinda Asset Management
Company, Ltd., H Shares (I)	149,000	65,502
China CITIC Bank Corp., Ltd., H Shares	310,800	188,296
China Coal Energy Company, Ltd.,
H Shares (L)	179,000	104,501
China Communications Construction
Company, Ltd., H Shares	200,335	144,568
China Communications Services Corp., Ltd.,
H Shares	129,600	59,905
China Construction Bank Corp., H Shares	2,567,914	1,799,152
China COSCO Holdings Company, Ltd.,
H Shares (I)	115,631	47,943
China Life Insurance Company, Ltd., H Shares	282,624	785,574
China Longyuan Power Group Corp., H Shares	99,000	96,624
China Mengniu Dairy Company, Ltd.	44,502	182,557
China Merchants Bank Company, Ltd.,
H Shares	196,323	335,164
China Minsheng Banking Corp., Ltd., H Shares	253,080	231,540
China National Building Material
Company, Ltd., H Shares	116,000	105,279
China Oilfield Services, Ltd., H Shares	56,000	147,543
China Pacific Insurance Group Company, Ltd.,
H Shares	103,500	363,669
China Petroleum & Chemical Corp., H Shares	881,361	770,876
China Railway Construction Corp., H Shares	113,000	102,400
China Railway Group, Ltd., H Shares	179,000	94,791
China Shenhua Energy Company, Ltd.,
H Shares	127,500	354,909
China Shipping Container Lines Company, Ltd.,
H Shares (I)	145,123	38,618
China Telecom Corp., Ltd., H Shares	481,604	295,216
CITIC Securities Company, Ltd., H Shares	11,000	25,397
CNOOC, Ltd.	621,258	1,069,794
Country Garden Holdings Company, Ltd.	222,726	84,007
CSR Corp., Ltd., H Shares	91,000	79,994
Datang International Power Generation
Company, Ltd., H Shares	220,864	115,537
Dongfeng Motor Group Company, Ltd.,
H Shares	123,220	202,035
ENN Energy Holdings, Ltd.	26,000	170,108
Evergrande Real Estate Group, Ltd. (L)	232,959	86,912
Fosun International, Ltd.	60,000	71,864
Geely Automobile Holdings, Ltd.	75,000	31,366
Golden Eagle Retail Group, Ltd.	36,000	41,862
GOME Electrical Appliances Holdings, Ltd.	386,127	62,995
Great Wall Motor Company, Ltd., H Shares	24,000	93,011
Guangzhou Automobile Group Company, Ltd.,
H Shares	101,650	98,081
Guangzhou R&F Properties Company, Ltd.,
H Shares	43,600	44,011

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Hengan International Group Company, Ltd.	25,000	$245,623
Huaneng Power International, Inc., H Shares	149,436	162,958
Industrial & Commercial Bank of China, Ltd.,
H Shares	2,605,735	1,625,237
Jiangsu Expressway Company, Ltd., H Shares	81,145	85,254
Jiangxi Copper Company, Ltd., H Shares	54,075	89,499
Lenovo Group, Ltd.	257,436	383,449
Longfor Properties Company, Ltd.	53,600	61,378
PetroChina Company, Ltd., H Shares	734,261	941,068
PICC Property & Casualty Company, Ltd.,
H Shares	115,819	205,443
Ping An Insurance Group Company of
China, Ltd., H Shares	65,645	493,373
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	80,000	79,222
Shanghai Electric Group Company, Ltd.,
H Shares	144,864	76,842
Shui On Land, Ltd.	188,275	42,195
Sino-Ocean Land Holdings, Ltd.	177,213	92,962
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	269,901	88,816
Sinopharm Group Company, Ltd., H Shares	30,000	109,417
SOHO China, Ltd.	140,000	101,266
Sun Art Retail Group, Ltd.	86,000	97,260
Tencent Holdings, Ltd.	181,000	2,688,878
Tingyi Cayman Islands Holding Corp.	76,000	199,656
Tsingtao Brewery Company, Ltd., H Shares	12,000	85,241
Want Want China Holdings, Ltd.	243,000	303,418
Weichai Power Company, Ltd., H Shares	19,680	71,132
Yangzijiang Shipbuilding Holdings, Ltd.	65,000	60,061
Yanzhou Coal Mining Company, Ltd., H Shares	85,990	70,564
Zhejiang Expressway Company, Ltd., H Shares	103,718	105,377
Zijin Mining Group Company, Ltd., H Shares	285,469	70,182
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	33,000	19,246
ZTE Corp., H Shares	40,406	89,827
		20,038,250
Colombia - 0.2%
Bancolombia SA, ADR (L)	18,325	1,039,394
Ecopetrol SA, ADR (L)	8,500	265,795
Pacific Rubiales Energy Corp.	11,600	194,516
		1,499,705
Czech Republic - 0.1%
CEZ AS	6,817	207,244
Komercni Banka AS	688	163,645
Telefonica Czech Republic AS	2,389	34,352
		405,241
Denmark - 1.1%
A.P. Moeller - Maersk A/S, Series A	120	276,807
A.P. Moeller - Maersk A/S, Series B	245	580,367
Carlsberg A/S, Class B	4,179	371,148
Coloplast A/S	4,165	348,311
Danske Bank A/S	24,066	652,375
DSV A/S	7,635	214,685
Novo Nordisk A/S	69,778	3,322,255
Novozymes A/S, B Shares	8,960	387,749
Pandora A/S	4,127	322,223
TDC A/S	17,500	132,575
Tryg A/S	900	93,370
Vestas Wind Systems A/S (I)	8,020	312,681
William Demant Holdings A/S (I)	1,000	76,650
		7,091,196
Egypt - 0.0%
Commercial International Bank	9,837	68,960
Orascom Telecom Holding SAE (I)	23,717	16,618
Telecom Egypt	4,467	8,508
		94,086
Finland - 0.6%
Elisa OYJ, Class A	6,060	160,538
Fortum OYJ	16,798	409,568
Kone OYJ	11,934	477,782
Metso OYJ	4,686	166,013
Neste Oil OYJ	4,388	90,306
Nokia OYJ	130,416	1,107,373
Nokian Renkaat OYJ	3,680	110,417
Orion OYJ, Class B	2,574	100,504
Sampo OYJ, Class A	15,692	758,730
Stora Enso OYJ, Series R	20,482	169,931
UPM-Kymmene OYJ	19,972	283,907
Wartsila OYJ Abp	6,451	287,452
		4,122,521
France - 6.8%
Accor SA	5,695	252,221
Aeroports de Paris	1,056	126,447
Air Liquide SA	12,495	1,523,401
Airbus Group NV	20,438	1,284,741
Alcatel-Lucent (I)	102,269	315,429
Alstom SA (I)	8,387	287,599
Arkema SA	2,236	149,833
AtoS	2,022	146,425
AXA SA	63,672	1,568,404
BNP Paribas SA	36,324	2,410,758
Bollore Sa	195	110,583
Bouygues SA	6,726	217,481
Bureau Veritas SA	8,832	195,196
Cap Gemini SA	5,485	393,349
Carrefour SA	21,189	654,411
Casino Guichard Perrachon SA	2,363	254,225
Christian Dior SA	2,157	361,349
Cie de Saint-Gobain	14,568	665,634
Cie Generale des Etablissements Michelin	6,997	659,053
CNP Assurances	6,491	122,182
Credit Agricole SA	37,788	569,598
Danone SA	19,789	1,325,188
Dassault Systemes SA	4,818	309,502
Edenred	6,590	162,384
Electricite de France SA	9,425	309,203
Essilor International SA	7,727	847,402
Eurazeo	1,380	99,239
Eutelsat Communications	5,655	182,461
Fonciere Des Regions	1,089	98,087
GDF Suez	49,010	1,229,193
Gecina SA	1,027	134,668
Groupe Eurotunnel SA	16,415	200,517
ICADE	923	77,939
Iliad SA	983	207,364
Imerys SA	1,144	84,332
JCDecaux SA	2,889	91,114
Kering	2,659	536,107
Klepierre	4,227	184,897
L’Oreal SA	8,445	1,339,333

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Lafarge SA	6,842	$492,394
Lagardere SCA	4,134	110,626
Legrand SA	9,501	493,705
LVMH Moet Hennessy Louis Vuitton SA	9,270	1,505,282
Natixis	36,204	249,081
Orange SA	67,652	1,009,544
Pernod Ricard SA	7,456	843,876
Peugeot SA (I)	13,635	174,469
Publicis Groupe SA	6,738	461,744
Remy Cointreau SA	868	62,517
Renault SA	6,573	475,489
Rexel SA	4,475	83,570
Safran SA	9,200	596,470
Sanofi	41,910	4,738,789
Schneider Electric SE	623	47,375
Schneider Electric SE (I)	18,034	1,383,612
SCOR SE	6,688	208,885
Societe BIC SA	1,262	162,680
Societe Generale SA	25,543	1,302,894
Sodexo	3,571	349,320
Suez Environnement Company	10,572	178,818
Technip SA	3,838	321,954
Thales SA	3,128	166,479
Total SA	75,310	4,876,631
Unibail-Rodamco SE	3,559	915,224
Valeo SA	2,773	308,121
Vallourec SA	3,769	173,449
Veolia Environnement SA	13,522	238,434
Vinci SA	16,793	974,512
Vivendi SA (I)	44,204	1,067,429
Wendel SA	1,458	165,232
Zodiac Aerospace	6,450	205,682
		44,031,536
Germany - 5.7%
adidas AG	8,162	609,011
Allianz SE	16,123	2,602,765
Axel Springer AG	942	51,716
BASF SE	32,440	2,959,090
Bayer AG	29,207	4,063,812
Bayerische Motoren Werke AG	11,361	1,214,198
Beiersdorf AG	3,496	290,873
Brenntag AG	5,628	275,458
Celesio AG	2,960	98,276
Commerzbank AG (I)	37,619	558,609
Continental AG	4,045	766,233
Daimler AG	34,006	2,596,934
Deutsche Bank AG	49,093	1,714,205
Deutsche Boerse AG	7,628	512,225
Deutsche Lufthansa AG	9,293	145,920
Deutsche Post AG	32,401	1,032,784
Deutsche Telekom AG	107,215	1,622,866
Deutsche Wohnen AG	9,964	212,214
E.ON SE	64,361	1,175,339
Fraport AG Frankfurt Airport
Services Worldwide	1,295	84,913
Fresenius Medical Care AG & Company KGaA	7,543	525,410
Fresenius SE & Company KGaA	13,818	682,180
GEA Group AG	6,518	283,166
Hannover Rueckversicherung AG	2,242	180,951
HeidelbergCement AG	5,140	338,318
Henkel AG & Company, KGaA	3,877	361,544
Hochtief AG	1,016	69,729
Hugo Boss AG	1,333	166,176
Infineon Technologies AG	39,273	404,234
K&S AG	6,360	179,412
Kabel Deutschland Holding AG	825	111,912
Lanxess AG	2,990	164,753
Linde AG	6,366	1,218,512
MAN SE	2,251	253,313
Merck KGaA	4,708	432,738
Metro AG (I)	4,547	149,119
Muenchener Rueckversicherungs AG	6,334	1,249,492
OSRAM Licht AG (I)	2,942	109,153
ProSiebenSat.1 Media AG	6,832	270,857
RWE AG	18,018	701,270
SAP SE	31,817	2,296,222
Siemens AG	28,005	3,332,372
Sky Deutschland AG (I)	16,112	136,194
Telefonica Deutschland Holding AG (I)	25,984	135,514
ThyssenKrupp AG (I)	13,959	364,436
United Internet AG	3,568	151,491
Volkswagen AG	1,068	220,670
		37,076,579
Greece - 0.1%
Alpha Bank AE (I)	132,914	103,039
Eurobank Ergasias SA (I)	280,674	110,652
Hellenic
Telecommunications Organization SA (I)	8,503	111,643
National Bank of Greece SA (I)	56,908	166,455
OPAP SA	8,113	106,387
Piraeus Bank SA (I)	74,373	125,885
		724,061
Guernsey, Channel Islands - 0.0%
Friends Life Group, Ltd.	56,076	279,259
Hong Kong - 2.9%
AIA Group, Ltd.	416,800	2,150,997
ASM Pacific Technology, Ltd.	6,500	64,285
Bank of East Asia, Ltd.	47,604	193,131
Beijing Enterprises Holdings, Ltd.	19,786	170,009
Belle International Holdings, Ltd.	185,860	209,233
BOC Hong Kong Holdings, Ltd.	143,328	456,269
Brilliance China Automotive Holdings, Ltd.	94,000	163,787
Cathay Pacific Airways, Ltd.	31,782	58,473
Cheung Kong Holdings, Ltd.	49,000	805,416
Cheung Kong Infrastructure Holdings, Ltd.	18,772	131,676
China Agri-Industries Holdings, Ltd.	144,580	54,852
China Everbright International, Ltd.	86,000	113,492
China Everbright, Ltd.	56,216	105,134
China Gas Holdings, Ltd.	74,000	122,799
China Merchants Holdings
International Company, Ltd.	57,133	176,457
China Mobile, Ltd.	213,530	2,496,049
China Overseas Land & Investment, Ltd.	142,882	366,317
China Resources Enterprises, Ltd.	49,145	116,332
China Resources Gas Group, Ltd.	18,000	48,706
China Resources Land, Ltd.	90,789	187,223
China Resources Power
Holdings Company, Ltd.	67,867	182,858
China State Construction
International Holdings, Ltd.	42,000	62,331
China Taiping Insurance
Holdings Company, Ltd. (I)	50,000	108,287
China Unicom Hong Kong, Ltd.	165,982	248,930
CITIC, Ltd.	43,967	73,831
CLP Holdings, Ltd.	64,900	520,901

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
COSCO Pacific, Ltd.	88,157	$117,150
CSPC Pharmaceutical Group, Ltd.	62,000	51,574
First Pacific Company, Ltd.	92,250	95,095
Franshion Properties China, Ltd.	74,000	18,188
Galaxy Entertainment Group, Ltd.	78,000	452,870
GCL-Poly Energy Holdings, Ltd. (I)	161,000	59,428
Guangdong Investment, Ltd.	99,220	115,987
Hang Lung Properties, Ltd.	88,326	250,489
Hang Seng Bank, Ltd.	27,019	433,918
Henderson Land Development Company, Ltd.	36,765	238,010
HKT Trust and HKT, Ltd.	127,233	153,342
Hong Kong & China Gas Company, Ltd.	222,989	483,287
Hong Kong Exchanges & Clearing, Ltd.	38,972	839,827
Hutchison Whampoa, Ltd.	74,800	904,227
Hysan Development Company, Ltd.	24,415	112,650
Kerry Properties, Ltd.	21,438	71,595
Kingboard Chemical Holdings, Ltd.	29,732	59,033
Kunlun Energy Company, Ltd.	118,000	170,279
Lee & Man Paper Manufacturing, Ltd.	36,000	18,289
Li & Fung, Ltd.	211,600	240,161
MTR Corp., Ltd.	50,281	197,492
New World Development Company, Ltd.	132,978	154,912
Nine Dragons Paper Holdings, Ltd.	81,000	58,109
Noble Group, Ltd.	116,038	117,971
NWS Holdings, Ltd.	52,389	94,389
PCCW, Ltd.	181,876	114,390
Poly Property Group Company, Ltd.	61,000	23,427
Power Assets Holdings, Ltd.	49,082	434,454
Shanghai Industrial Holdings, Ltd.	33,930	100,458
Shangri-La Asia, Ltd.	70,102	103,422
Shimao Property Holdings, Ltd.	64,000	129,117
Sino Land Company, Ltd.	128,552	199,151
SJM Holdings, Ltd.	83,000	158,022
Sun Hung Kai Properties, Ltd.	57,130	810,625
Swire Pacific, Ltd., Class A	22,163	285,861
Swire Properties, Ltd.	43,628	136,215
Techtronic Industries Company	49,000	141,612
The Link REIT	86,244	498,238
The Wharf Holdings, Ltd.	56,876	404,340
Wheelock and Company, Ltd.	35,000	167,178
Yue Yuen Industrial Holdings, Ltd.	20,067	61,008
		18,663,565
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC	1,549	75,853
OTP Bank PLC	9,034	152,962
		228,815
India - 1.5%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	6,254	328,648
GAIL India, Ltd., GDR	2,500	107,850
HDFC Bank, Ltd., ADR	18,425	858,237
ICICI Bank, Ltd., ADR	30,266	1,486,061
Infosys, Ltd., ADR (L)	42,587	2,576,088
Larsen & Toubro, Ltd., GDR (S)	18,019	425,457
Mahindra & Mahindra, Ltd., ADR	6,560	145,501
Ranbaxy Laboratories, Ltd., GDR (I)	8,490	86,938
Reliance Capital, Ltd., GDR (L)(S)	4,327	31,903
Reliance Communication, Ltd., GDR (S)	75,892	121,655
Reliance Industries, Ltd., GDR (S)	57,120	1,742,160
Reliance Infrastructure, Ltd., GDR (S)	1,788	50,848
Sesa Goa, Ltd., ADR	7,500	129,450
State Bank of India, GDR	2,612	206,348
Tata Motors, Ltd., ADR	17,219	752,642
Tata Steel, Ltd., GDR	11,000	81,455
Ultratech Cement, Ltd., GDR	1,026	43,719
Wipro, Ltd., ADR (L)	43,749	531,988
		9,706,948
Indonesia - 0.6%
Adaro Energy Tbk PT	315,000	30,322
Astra Agro Lestari Tbk PT	17,500	33,003
Astra International Tbk PT	805,000	465,142
Bank Central Asia Tbk PT	490,000	525,868
Bank Danamon Indonesia Tbk PT	200,286	64,127
Bank Mandiri Persero Tbk PT	357,837	295,933
Bank Negara Indonesia Persero Tbk PT	276,500	124,944
Bank Rakyat Indonesia Persero Tbk PT	386,000	329,978
Berlian Laju Tanker Tbk PT (I)	128,000	0
Charoen Pokphand Indonesia Tbk PT	276,000	96,149
Gudang Garam Tbk PT	26,000	120,595
Indo Tambangraya Megah Tbk PT	16,000	34,034
Indocement Tunggal Prakarsa Tbk PT	53,500	94,849
Indofood Sukses Makmur Tbk PT	253,500	145,332
Indosat Tbk PT, ADR	20	292
Kalbe Farma Tbk PT	855,000	119,048
Perusahaan Gas Negara Persero Tbk PT	480,500	236,008
Semen Gresik Persero Tbk PT	111,000	140,239
Tambang Batubara Bukit Asam Persero Tbk PT	36,500	39,429
Telekomunikasi Indonesia Persero Tbk PT	1,932,500	462,934
Telekomunikasi Indonesia Tbk PT, ADR	179	8,610
Unilever Indonesia Tbk PT	66,500	172,903
United Tractors Tbk PT	92,779	151,511
		3,691,250
Ireland - 0.6%
Bank of Ireland (I)	853,257	333,612
CRH PLC	26,991	612,974
Experian PLC	36,949	587,135
Irish Bank Resolution Corp., Ltd. (I)	38,483	0
James Hardie Industries, Ltd.	16,532	172,962
Kerry Group PLC	5,738	404,193
Ryanair Holdings PLC, ADR (I)	1,921	108,402
Shire PLC	19,967	1,722,784
		3,942,062
Israel - 0.4%
Bank Hapoalim, Ltd.	44,835	252,800
Bank Leumi Le-Israel, Ltd. (I)	54,437	220,478
Bezeq The
Israeli Telecommunication Corp., Ltd.	65,229	112,600
Delek Group, Ltd.	86	32,549
Israel Chemicals, Ltd.	16,931	121,623
Mizrahi Tefahot Bank, Ltd.	5,543	66,260
NICE-Systems, Ltd.	2,975	121,449
Teva Pharmaceutical Industries, Ltd.	29,726	1,599,858
The Israel Corp., Ltd. (I)	58	32,599
		2,560,216
Italy - 1.6%
Assicurazioni Generali SpA	40,662	852,564
Atlantia SpA	11,994	294,641
Banca Monte dei Paschi di Siena SpA (I)	138,412	181,186
Banco Popolare SC (I)	12,613	183,688
Enel Green Power SpA	77,743	198,434
Enel SpA	229,224	1,212,621
Eni SpA	88,590	2,101,906
Exor SpA	3,038	117,445
Fiat SpA (I)	33,809	325,842

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Finmeccanica SpA (I)	17,213	$166,569
Intesa Sanpaolo SpA	384,582	1,160,948
Intesa Sanpaolo SpA	42,950	114,486
Luxottica Group SpA	6,760	351,370
Mediobanca SpA (I)	18,489	157,966
Pirelli & C. SpA	10,659	146,977
Prysmian SpA	7,382	136,588
Saipem SpA (I)	10,004	212,149
Snam SpA	62,699	346,212
Telecom Italia SpA (I)	379,537	434,106
Telecom Italia SpA	233,394	206,301
Terna Rete Elettrica Nazionale SpA	43,861	220,163
UniCredit SpA	157,251	1,235,346
Unione di Banche Italiane SCPA	27,462	229,525
		10,587,033
Japan - 14.7%
ABC-Mart, Inc.	700	35,752
Acom Company, Ltd. (I)	22,800	76,272
Advantest Corp.	6,000	77,461
Aeon Company, Ltd.	22,200	221,190
AEON Credit Service Company, Ltd.	2,100	44,939
Aeon Mall Company, Ltd.	3,300	63,041
Air Water, Inc.	5,000	74,479
Aisin Seiki Company, Ltd.	6,300	227,395
Ajinomoto Company, Inc.	20,000	332,600
Alfresa Holdings Corp.	5,296	76,242
Amada Company, Ltd.	12,000	114,408
ANA Holdings, Inc.	54,000	125,525
Aozora Bank, Ltd.	49,000	165,689
Asahi Glass Company, Ltd.	41,000	222,417
Asahi Group Holdings, Ltd.	14,700	425,215
Asahi Kasei Corp.	46,000	374,087
Asics Corp.	5,900	133,067
Astellas Pharma, Inc.	75,100	1,118,507
Benesse Holdings, Inc.	2,400	78,739
Bridgestone Corp.	22,100	730,956
Brother Industries, Ltd.	9,200	170,017
Calbee, Inc.	3,600	117,663
Canon, Inc.	39,400	1,281,915
Casio Computer Company, Ltd. (L)	6,700	111,965
Central Japan Railway Company, Ltd.	5,000	674,444
Chiyoda Corp.	6,000	66,351
Chubu Electric Power Company, Inc.	21,100	242,237
Chugai Pharmaceutical Company, Ltd.	8,600	248,933
Citizen Holdings Company, Ltd.	8,800	57,785
Credit Saison Company, Ltd.	5,000	96,348
Dai Nippon Printing Company, Ltd.	22,000	220,753
Daicel Corp.	12,534	135,646
Daido Steel Company, Ltd.	9,000	35,874
Daihatsu Motor Company, Ltd.	8,000	126,947
Daiichi Sankyo Company, Ltd.	21,400	336,280
Daikin Industries, Ltd.	8,500	527,281
Daito Trust Construction Company, Ltd.	2,600	307,457
Daiwa House Industry Company, Ltd.	19,000	341,333
Daiwa Securities Group, Inc.	60,900	482,978
Dena Company, Ltd. (L)	3,500	44,497
Denso Corp.	17,200	793,544
Dentsu, Inc.	7,600	289,486
Don Quijote Company, Ltd.	2,600	149,207
East Japan Railway Company	11,500	861,381
Eisai Company, Ltd.	9,300	376,168
Electric Power Development Company, Ltd.	4,600	150,307
FamilyMart Company, Ltd.	1,700	64,878
FANUC Corp.	6,800	1,229,798
Fast Retailing Company, Ltd.	1,800	603,166
Fuji Electric Company, Ltd.	17,000	82,278
Fuji Heavy Industries, Ltd.	21,000	695,660
FUJIFILM Holdings Corp.	15,600	479,343
Fujitsu, Ltd.	70,000	430,820
Fukuoka Financial Group, Inc.	29,000	138,336
Gree, Inc. (L)	3,700	25,228
Gungho Online Entertainment, Inc. (L)	13,000	61,891
Hakuhodo DY Holdings, Inc.	9,900	100,221
Hamamatsu Photonics KK	2,700	128,289
Hankyu Hanshin Holdings, Inc.	43,000	250,391
Hino Motors, Ltd.	10,000	139,933
Hirose Electric Company, Ltd.	1,300	160,499
Hisamitsu Pharmaceutical Company, Inc.	2,400	86,188
Hitachi Chemical Company, Ltd.	3,700	65,720
Hitachi Construction Machinery Company, Ltd.	4,100	82,543
Hitachi High-Technologies Corp.	3,200	92,025
Hitachi Metals, Ltd.	5,000	90,123
Hitachi, Ltd.	166,000	1,268,245
Hokuhoku Financial Group, Inc.	53,000	103,891
Hokuriku Electric Power Company	6,300	82,762
Honda Motor Company, Ltd.	57,000	1,955,661
Hoya Corp.	16,000	537,284
Hulic Company, Ltd.	9,000	95,326
Ibiden Company, Ltd.	4,400	85,766
Idemitsu Kosan Company, Ltd.	2,800	59,472
IHI Corp.	44,000	228,023
Inpex Corp.	31,000	438,280
Isetan Mitsukoshi Holdings, Ltd.	12,219	159,024
Isuzu Motors, Ltd.	23,000	325,275
ITOCHU Corp.	53,200	649,731
Itochu Techno-Solutions Corp.	800	33,625
J Front Retailing Company, Ltd.	9,000	117,741
Japan Airlines Company, Ltd.	4,000	109,451
Japan Exchange Group, Inc.	10,000	237,364
Japan Prime Realty Investment Corp.	28	100,861
Japan Real Estate Investment Corp.	42	216,019
Japan Retail Fund Investment Corp.	75	151,177
Japan Tobacco, Inc.	38,300	1,244,575
JFE Holdings, Inc.	18,400	367,567
JGC Corp.	7,000	191,251
JSR Corp.	6,500	113,437
JTEKT Corp.	7,300	122,359
JX Holdings, Inc.	84,911	391,504
Kajima Corp.	33,000	157,961
Kamigumi Company, Ltd.	9,000	85,227
Kaneka Corp.	11,829	66,269
Kansai Paint Company, Ltd.	7,000	104,658
Kao Corp.	17,500	682,897
Kawasaki Heavy Industries, Ltd.	50,000	199,902
KDDI Corp.	19,800	1,191,093
Keikyu Corp.	18,000	150,259
Keio Corp.	20,000	147,782
Keisei Electric Railway Company, Ltd.	8,000	80,322
Keyence Corp.	1,599	694,264
Kikkoman Corp.	5,000	106,265
Kintetsu Corp.	62,000	208,574
Kirin Holdings Company, Ltd.	27,500	364,835
Kobe Steel, Ltd.	105,000	170,517
Koito Manufacturing Company, Ltd.	4,000	108,814
Komatsu, Ltd.	31,700	732,623
Konami Corp.	3,700	77,158

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Konica Minolta, Inc.	20,000	$216,211
Kubota Corp.	40,000	633,335
Kuraray Company, Ltd.	13,200	155,058
Kurita Water Industries, Ltd.	4,400	98,150
Kyocera Corp.	11,600	541,801
Kyowa Hakko Kirin Company, Ltd.	9,473	116,521
Kyushu Electric Power Company, Inc. (I)	16,300	175,695
Lawson, Inc.	2,100	146,923
LIXIL Group Corp.	8,700	185,606
M3, Inc.	7,400	118,669
Mabuchi Motor Company, Ltd.	800	69,797
Makita Corp.	3,900	220,318
Marubeni Corp.	60,000	410,574
Marui Group Company, Ltd.	7,600	62,586
Maruichi Steel Tube, Ltd.	1,200	29,468
Mazda Motor Corp.	20,400	513,151
McDonald’s Holdings Company Japan, Ltd. (L)	2,600	64,295
Medipal Holdings Corp.	5,490	66,731
MEIJI Holdings Company, Ltd.	2,500	197,701
Miraca Holdings, Inc.	2,300	95,181
Mitsubishi Chemical Holdings Corp.	50,500	248,596
Mitsubishi Corp.	48,700	997,388
Mitsubishi Electric Corp.	67,000	893,189
Mitsubishi Estate Company, Ltd.	43,000	969,104
Mitsubishi Gas & Chemicals Company, Inc.	14,829	94,546
Mitsubishi Heavy Industries, Ltd.	112,000	721,038
Mitsubishi Logistics Corp.	5,943	85,387
Mitsubishi Materials Corp.	39,000	126,189
Mitsubishi Motors Corp.	17,000	206,210
Mitsubishi Tanabe Pharma Corp.	7,000	102,715
Mitsubishi UFJ Financial Group, Inc.	447,000	2,519,164
Mitsubishi UFJ Lease &
Finance Company, Ltd.	17,600	92,045
Mitsui & Company, Ltd.	62,800	990,612
Mitsui Chemicals, Inc.	25,000	69,581
Mitsui Fudosan Company, Ltd.	31,000	951,341
Mitsui O.S.K. Lines, Ltd.	47,000	150,171
Mizuho Financial Group, Inc.	791,300	1,412,622
MS&AD Insurance Group Holdings	17,100	372,987
Murata Manufacturing Company, Ltd.	6,900	784,291
Nabtesco Corp.	3,900	93,427
Nagoya Railroad Company, Ltd.	30,000	120,323
Namco Bandai Holdings, Inc.	6,199	159,477
NEC Corp.	95,000	328,356
Nexon Company, Ltd.	4,100	33,813
NGK Insulators, Ltd.	9,000	214,530
NGK Spark Plug Company, Ltd.	5,000	147,124
NH Foods, Ltd.	5,238	111,217
NHK Spring Company, Ltd.	4,600	45,136
Nidec Corp.	7,000	473,040
Nikon Corp.	13,700	198,145
Nintendo Company, Ltd.	4,000	435,713
Nippon Building Fund, Inc.	48	252,754
Nippon Electric Glass Company, Ltd.	14,000	68,059
Nippon Express Company, Ltd.	30,000	125,649
Nippon Paint Company, Ltd.	6,000	135,347
Nippon Prologis REIT, Inc. (I)	60	139,495
Nippon Steel & Sumitomo Metal Corp.	269,000	698,360
Nippon Telegraph & Telephone Corp.	12,800	793,783
Nippon Yusen KK (L)	55,000	145,013
Nissan Motor Company, Ltd.	84,600	818,940
Nisshin Seifun Group, Inc.	7,480	73,997
Nissin Food Products Company, Ltd.	2,200	114,230
Nitori Holdings Company, Ltd.	2,100	130,106
Nitto Denko Corp.	6,000	328,537
NOK Corp.	3,800	87,236
Nomura Holdings, Inc.	125,400	746,048
Nomura Real Estate Holdings, Inc.	4,500	77,389
Nomura Research Institute, Ltd.	3,200	103,488
NSK, Ltd.	13,715	195,618
NTT Data Corp.	4,500	162,325
NTT DOCOMO, Inc.	55,200	924,502
NTT Urban Development Corp.	2,200	23,130
Obayashi Corp.	27,000	184,778
Odakyu Electric Railway Company, Ltd.	23,000	210,329
Oji Holdings Corp.	30,000	113,574
Olympus Corp. (I)	7,000	251,025
Omron Corp.	7,100	322,681
Ono Pharmaceutical Company, Ltd.	2,900	257,513
Oracle Corp. Japan	1,500	58,547
Oriental Land Company, Ltd.	1,800	340,158
ORIX Corp.	47,800	659,900
Osaka Gas Company, Ltd.	69,000	277,068
Otsuka Corp.	1,200	47,779
Otsuka Holdings Company, Ltd.	12,500	430,853
Panasonic Corp.	78,000	929,633
Park24 Company, Ltd.	5,000	79,787
Rakuten, Inc.	27,200	313,112
Resona Holdings, Inc.	71,500	403,359
Ricoh Company, Ltd.	24,000	257,840
Rinnai Corp.	1,200	99,561
Rohm Company, Ltd.	3,800	239,267
Sankyo Company, Ltd.	1,900	68,092
Sanrio Company, Ltd. (L)	1,700	49,279
Santen Pharmaceutical Company, Ltd.	2,800	156,803
SBI Holdings, Inc.	8,013	89,814
Secom Company, Ltd.	7,700	458,723
Sega Sammy Holdings, Inc.	6,900	111,097
Seiko Epson Corp.	4,700	226,460
Sekisui Chemical Company, Ltd.	17,000	195,380
Sekisui House, Ltd.	20,000	235,715
Seven & I Holdings Company, Ltd.	26,100	1,012,325
Seven Bank, Ltd.	20,400	83,137
Sharp Corp. (I)	41,000	116,635
Shikoku Electric Power Company, Inc. (I)	6,400	82,116
Shimadzu Corp.	9,000	77,970
Shimamura Company, Ltd.	700	64,353
Shimano, Inc.	2,600	316,273
Shimizu Corp.	20,000	157,821
Shin-Etsu Chemical Company, Ltd.	14,600	956,580
Shinsei Bank, Ltd.	69,000	148,100
Shionogi & Company, Ltd.	9,500	218,030
Shiseido Company, Ltd.	14,200	234,235
Showa Shell Sekiyu KK	6,845	65,304
SMC Corp.	2,000	551,482
SoftBank Corp.	33,700	2,353,907
Sompo Japan Nipponkoa Holdings, Inc.	11,500	278,974
Sony Corp. (I)	36,700	658,663
Sony Financial Holdings, Inc.	5,800	93,814
Stanley Electric Company, Ltd.	4,500	97,421
Sumitomo Chemical Company, Ltd.	49,000	175,013
Sumitomo Corp.	41,300	455,833
Sumitomo Dainippon Pharma Company, Ltd.	7,200	91,855
Sumitomo Electric Industries, Ltd.	26,500	392,301
Sumitomo Heavy Industries, Ltd.	20,010	112,703
Sumitomo Metal Mining Company, Ltd.	17,000	239,254

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	43,800	$1,784,607
Sumitomo Mitsui Trust Holdings, Inc.	117,000	487,124
Sumitomo Realty &
Development Company, Ltd.	13,000	463,158
Sumitomo Rubber Industries, Ltd.	7,100	100,998
Suntory Beverage & Food, Ltd.	5,000	177,058
Suruga Bank, Ltd.	6,000	119,712
Suzuken Company, Ltd.	2,400	69,140
Suzuki Motor Corp.	13,000	431,148
Sysmex Corp.	4,800	193,291
T&D Holdings, Inc.	23,300	299,401
Taiheiyo Cement Corp.	42,000	158,408
Taisei Corp.	37,000	208,743
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	82,137
Taiyo Nippon Sanso Corp.	9,000	79,454
Takashimaya Company, Ltd.	11,181	93,524
Takeda Pharmaceutical Company, Ltd.	27,100	1,178,101
TDK Corp.	4,900	274,107
Teijin, Ltd.	32,000	77,320
Terumo Corp.	11,800	283,098
The Bank of Kyoto, Ltd.	13,000	108,026
The Bank of Yokohama, Ltd.	44,000	241,948
The Chiba Bank, Ltd.	31,000	215,649
The Chugoku Bank, Ltd.	6,000	88,120
The Chugoku Electric Power Company, Inc.	12,400	159,012
The Dai-ichi Life Insurance Company, Ltd.	31,300	464,951
The Gunma Bank, Ltd.	14,000	80,704
The Hachijuni Bank, Ltd.	13,000	78,126
The Hiroshima Bank, Ltd.	24,000	117,934
The Iyo Bank, Ltd.	10,000	101,232
The Joyo Bank, Ltd.	23,000	113,206
The Kansai Electric Power Company, Ltd. (I)	24,500	231,502
The Shizuoka Bank, Ltd.	22,000	226,520
The Yokohama Rubber Company, Ltd.	10,000	86,653
THK Company, Ltd.	4,000	99,676
Tobu Railway Company, Ltd.	40,000	201,127
Toho Company, Ltd.	4,567	103,183
Toho Gas Company, Ltd.	14,000	78,831
Tohoku Electric Power Company, Inc.	18,500	210,259
Tokio Marine Holdings, Inc.	23,500	729,148
Tokyo Electric Power Company, Inc. (I)	54,500	190,821
Tokyo Electron, Ltd.	5,800	378,016
Tokyo Gas Company, Ltd.	90,000	505,721
Tokyo Tatemono Company, Ltd.	15,000	121,543
Tokyu Corp.	44,000	288,369
Tokyu Fudosan Holdings Corp.	15,000	102,985
TonenGeneral Sekiyu KK	10,000	87,472
Toppan Printing Company, Ltd.	24,000	172,477
Toray Industries, Inc.	49,000	323,938
Toshiba Corp.	138,000	640,621
TOTO, Ltd.	9,000	99,014
Toyo Seikan Kaisha, Ltd.	4,800	59,506
Toyo Suisan Kaisha, Ltd.	4,000	132,821
Toyoda Gosei Company, Ltd.	2,466	48,140
Toyota Industries Corp.	6,100	295,104
Toyota Motor Corp.	95,700	5,630,906
Toyota Tsusho Corp.	7,900	192,436
Trend Micro, Inc.	4,000	135,533
Unicharm Corp.	12,900	294,009
United Urban Investment Corp.	85	130,461
USS Company, Ltd.	7,770	118,865
West Japan Railway Company	6,100	272,992
Yahoo Japan Corp.	52,400	199,170
Yakult Honsha Company, Ltd.	2,843	149,320
Yamada Denki Company, Ltd.	33,400	97,489
Yamaguchi Financial Group, Inc.	7,000	66,211
Yamaha Corp.	4,400	57,525
Yamaha Motor Company, Ltd.	8,100	158,718
Yamato Kogyo Company, Ltd.	2,300	76,772
Yamato Transport Company, Ltd.	12,800	238,350
Yamazaki Baking Company, Ltd.	4,000	51,482
Yaskawa Electric Corp.	9,000	122,307
Yokogawa Electric Corp.	7,686	101,057
		95,035,166
Jersey, Channel Islands - 0.0%
Randgold Resources, Ltd.	3,461	234,628
Luxembourg - 0.3%
Altice SA (I)	2,177	115,488
ArcelorMittal	36,457	498,811
Millicom International Cellular SA	2,700	216,255
RTLGroup SA	1,422	121,760
SES SA	11,632	402,447
Tenaris SA	16,418	374,651
		1,729,412
Macau - 0.1%
MGM China Holdings, Ltd.	35,912	103,022
Sands China, Ltd.	88,800	463,252
Wynn Macau, Ltd.	61,415	195,727
		762,001
Malaysia - 0.8%
AirAsia BHD	21,700	16,723
Alliance Financial Group BHD	53,600	81,527
AMMB Holdings BHD	59,087	123,705
Axiata Group BHD	90,800	193,864
Berjaya Sports Toto BHD	11,542	13,420
British American Tobacco Malaysia BHD	4,300	92,275
Bumi Armada BHD	83,400	48,241
CIMB Group Holdings BHD	204,134	437,391
DiGi.Com BHD	110,800	197,620
Felda Global Ventures Holdings BHD	39,000	41,988
Gamuda BHD	62,000	91,116
Genting BHD	72,900	210,779
Genting Malaysia BHD	105,700	134,651
Genting Plantations BHD	15,000	45,280
Hong Leong Bank BHD	20,060	89,458
Hong Leong Financial Group BHD	5,600	30,012
IHH Healthcare BHD	71,800	111,246
IJM Corp. BHD	43,710	86,258
IOI Corp. BHD	114,466	167,824
IOI Properties Group BHD	57,232	45,679
Kuala Lumpur Kepong BHD	17,150	110,178
Lafarge Malayan Cement BHD	9,360	29,391
Malayan Banking BHD	176,741	536,557
Malaysia Airports Holdings BHD	34,111	77,944
Maxis BHD	67,200	132,765
MISC BHD	26,280	54,073
MMC Corp. BHD	53,600	38,940
Petronas Chemicals Group BHD	99,800	189,778
Petronas Dagangan BHD	12,200	74,381
Petronas Gas BHD	21,200	148,457
PPB Group BHD	17,700	76,471
Public Bank BHD	97,378	560,985
RHB Capital BHD	18,480	49,712
Sapurakencana Petroleum BHD	80,300	100,826

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Sime Darby BHD	99,348	$277,461
Telekom Malaysia BHD	41,211	82,953
Tenaga Nasional BHD	97,450	367,994
UEM Sunrise BHD	36,187	20,054
UMW Holdings BHD	25,500	95,322
YTL Corp. BHD	153,792	78,746
YTL Power International BHD	51,383	25,671
		5,387,716
Mexico - 1.1%
Alfa SAB de CV, Class A	97,680	336,013
America Movil SAB de CV, Series L	1,194,332	1,505,532
Arca Continental SAB de CV	7,500	51,487
Cemex SAB de CV (I)	435,030	566,846
Coca-Cola Femsa SAB de CV, Series L	15,312	154,391
Compartamos SAB de CV	28,000	59,938
Controladora Comercial Mexicana SAB de CV	20,600	77,167
El Puerto de Liverpool SAB de CV	4,600	53,194
Fibra Uno Administracion SA de CV	71,200	234,214
Fomento Economico Mexicano SAB de CV	69,820	642,081
Fresnillo PLC	7,504	92,035
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	18,400	124,014
Grupo Aeroportuario del Sureste SAB
de CV, Class B	9,800	126,447
Grupo Bimbo SAB de CV, Series A	63,384	183,774
Grupo Carso SAB de CV, Series A1	17,777	103,825
Grupo Financiero Banorte SAB de CV, Series O	94,062	602,381
Grupo Financiero Inbursa SAB de CV, Series O	64,238	183,667
Grupo Financiero Santander Mexico
SAB de CV	65,000	175,924
Grupo Mexico SAB de CV, Series B	132,866	446,465
Grupo Televisa SAB	91,626	621,847
Industrias Penoles SAB de CV	4,883	111,978
Kimberly-Clark de Mexico SAB de CV	56,178	132,555
Mexichem SAB de CV	31,640	131,738
Minera Frisco SAB de CV, Class A1 (I)	27,077	49,757
Promotora y Operadora de Infraestructura
SAB de CV (I)	9,800	134,145
Wal-Mart de Mexico SAB de CV	199,088	501,037
		7,402,452
Netherlands - 2.8%
Aegon NV	64,710	532,835
Akzo Nobel NV	9,466	647,675
ASML Holding NV	12,384	1,226,618
Corio NV	2,979	146,010
Delta Lloyd NV	4,778	115,128
Fugro NV	2,907	87,772
Gemalto NV (L)	2,994	274,907
Heineken Holding NV	4,171	275,389
Heineken NV	8,722	651,394
ING Groep NV (I)	134,847	1,916,745
Koninklijke Ahold NV	34,366	555,893
Koninklijke Boskalis Westinster NV	2,557	143,804
Koninklijke DSM NV	6,401	394,676
Koninklijke KPN NV (I)	114,399	366,263
Koninklijke Philips NV	34,071	1,083,451
Koninklijke Vopak NV	2,830	152,493
QIAGEN NV (I)	8,422	190,800
Randstad Holding NV	4,700	218,358
Royal Dutch Shell PLC, B Shares	84,643	3,346,274
Royal Dutch Shell PLC, Class A	135,157	5,165,756
TNT Express NV	12,234	77,179
Wolters Kluwer NV	11,636	310,301
Ziggo NV (I)	4,475	209,570
		18,089,291
New Zealand - 0.1%
Auckland International Airport, Ltd.	23,440	70,420
Contact Energy, Ltd.	8,664	40,448
Fletcher Building, Ltd.	33,708	231,043
Spark New Zealand, Ltd. (L)	38,978	90,331
		432,242
Norway - 0.5%
Aker Solutions ASA (I)(S)	7,375	73,466
Aker Solutions ASA	7,375	29,695
DNB ASA	34,358	642,979
Gjensidige Forsikring ASA	4,167	88,106
Norsk Hydro ASA	44,388	248,164
Orkla ASA	33,366	301,592
Statoil ASA	39,875	1,085,628
Telenor ASA	23,931	525,225
Yara International ASA	6,981	350,608
		3,345,463
Peru - 0.1%
Compania de Minas Buenaventura SA, ADR	7,964	92,223
Credicorp, Ltd.	2,734	419,368
		511,591
Philippines - 0.2%
Ayala Corp.	7,160	117,933
Ayala Land, Inc.	253,800	197,763
Bank of the Philippine Islands	29,885	65,271
BDO Unibank, Inc.	24,194	52,796
Energy Development Corp.	244,436	44,047
Globe Telecom, Inc.	970	35,085
Jollibee Foods Corp.	18,900	82,404
Metropolitan Bank & Trust Company	40,063	77,423
Philippine Long Distance Telephone Company	2,340	161,465
SM Investments Corp.	5,535	98,979
SM Prime Holdings, Inc.	241,744	94,152
Universal Robina Corp.	30,280	125,734
		1,153,052
Poland - 0.3%
Bank Handlowy w Warszawie SA	1,164	43,835
Bank Millennium SA	12,341	32,671
Bank Pekao SA	4,928	288,128
Bank Zachodni WBK SA	1,033	122,935
Boryszew SA (I)	2,380	4,879
Cyfrowy Polsat SA	6,360	53,049
Enea SA	3,933	19,248
Eurocash SA	2,447	23,850
Grupa Lotos SA (I)	2,314	19,652
Jastrzebska Spolka Weglowa SA (I)	1,255	12,174
KGHM Polska Miedz SA	5,681	216,388
mBank	525	77,868
Orange Polska SA	26,179	91,918
PGE SA	26,654	168,392
Polski Koncern Naftowy Orlen SA	11,432	142,216
Polskie Gornictwo Naftowe i Gazownictwo SA	63,078	96,299
Powszechna Kasa Oszczednosci
Bank Polski SA	30,479	364,057
Powszechny Zaklad Ubezpieczen SA (L)	2,300	333,567
Synthos SA	14,988	20,737

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Tauron Polska Energia SA	37,474	$60,631
		2,192,494
Portugal - 0.1%
Banco Espirito Santo SA (I)	85,383	2,989
EDP - Energias de Portugal SA	84,624	369,016
Galp Energia SGPS SA	7,057	114,693
Jeronimo Martins SGPS SA	7,332	80,683
		567,381
Russia - 1.0%
Gazprom OAO, ADR	3,680	25,809
Gazprom OAO, ADR	251,662	1,756,601
Lukoil OAO, ADR	29,756	1,514,580
MMC Norilsk Nickel OJSC, ADR (I)	39,185	728,115
Mobile Telesystems OJSC, ADR	20,264	302,744
NovaTek OAO, GDR (I)	3,606	375,663
Rosneft OAO, GDR	39,131	228,000
Sberbank of Russia, ADR	40,000	314,720
Sberbank of Russia, ADR	34,900	275,893
Severstal OAO, GDR	4,250	42,415
Sistema JSFC, GDR	3,202	21,962
Surgutneftegas OAO, ADR	23,070	153,635
Surgutneftegas OAO, Class B, ADR	22,274	151,463
Tatneft OAO, ADR	7,986	280,794
Uralkali OSJC, GDR	6,000	106,500
VTB Bank OJSC, GDR (I)(L)	50,760	100,487
		6,379,381
Singapore - 1.0%
Ascendas Real Estate Investment Trust	56,864	100,305
CapitaLand, Ltd.	89,999	225,470
CapitaMall Trust	90,402	135,292
City Developments, Ltd.	14,000	105,463
ComfortDelGro Corp., Ltd.	70,000	131,490
DBS Group Holdings, Ltd.	61,317	884,346
Genting Singapore PLC	226,200	202,021
Global Logistic Properties, Ltd.	108,000	229,242
Golden Agri-Resources, Ltd.	284,496	114,942
Hutchison Port Holdings Trust	215,400	150,664
Jardine Cycle and Carriage, Ltd.	4,547	152,811
Keppel Corp., Ltd.	49,969	411,013
Keppel Land, Ltd.	35,510	97,358
Oversea-Chinese Banking Corp., Ltd.	101,410	773,586
Sembcorp Industries, Ltd.	38,019	154,272
SembCorp Marine, Ltd.	36,999	108,342
Singapore Airlines, Ltd.	23,140	178,074
Singapore Exchange, Ltd.	37,000	209,484
Singapore Press Holdings, Ltd. (L)	59,500	195,814
Singapore Technologies Engineering, Ltd.	54,000	154,319
Singapore Telecommunications, Ltd.	279,840	833,001
StarHub, Ltd.	21,000	67,779
United Overseas Bank, Ltd.	44,650	782,747
UOL Group, Ltd.	24,873	128,747
Wilmar International, Ltd.	72,000	174,154
		6,700,736
South Africa - 1.6%
African Bank Investments, Ltd.	52,291	1,437
African Rainbow Minerals, Ltd.	5,606	71,000
Anglo American Platinum, Ltd. (I)	2,632	85,182
AngloGold Ashanti, Ltd. (I)	14,430	174,428
Aspen Pharmacare Holdings, Ltd.	8,659	257,818
Assore, Ltd.	664	12,640
Barclays Africa Group, Ltd.	12,071	164,574
Bidvest Group, Ltd.	11,166	282,541
Coronation Fund Managers, Ltd.	8,138	69,603
Discovery, Ltd.	15,181	131,969
Exxaro Resources, Ltd.	4,891	55,495
FirstRand, Ltd.	118,126	449,511
Gold Fields, Ltd.	29,492	114,441
Growthpoint Properties, Ltd.	77,099	168,384
Harmony Gold Mining Company, Ltd. (I)	16,381	35,658
Impala Platinum Holdings, Ltd. (I)	22,733	174,904
Imperial Holdings, Ltd.	6,917	106,456
Investec PLC	19,237	161,525
Investec, Ltd.	7,953	66,660
Kumba Iron Ore, Ltd.	3,135	73,830
Liberty Holdings, Ltd.	4,754	51,870
Life Healthcare Group Holdings, Ltd.	40,397	159,252
Massmart Holdings, Ltd.	4,351	47,268
Mediclinic International, Ltd.	12,912	105,166
MMI Holdings, Ltd.	19,936	46,251
Mr. Price Group, Ltd.	8,969	168,437
MTN Group, Ltd.	59,164	1,247,365
Naspers, Ltd.	13,874	1,519,529
Nedbank Group, Ltd.	7,167	138,693
Netcare, Ltd.	36,217	101,236
Northam Platinum, Ltd. (I)	9,932	32,317
Pick n Pay Stores, Ltd.	7,147	33,348
PPC, Ltd.	27,421	71,754
Rand Merchant Insurance Holdings, Ltd.	31,391	98,485
Redefine Properties, Ltd.	113,653	97,844
Remgro, Ltd.	18,654	376,047
RMB Holdings, Ltd.	31,391	157,265
Sanlam, Ltd.	64,030	369,538
Sappi, Ltd. (I)	26,810	105,164
Sasol, Ltd.	19,396	1,051,962
Shoprite Holdings, Ltd.	16,492	204,196
Standard Bank Group, Ltd.	42,608	492,363
Steinhoff International Holdings, Ltd.	60,568	290,075
The Foschini Group, Ltd.	6,632	68,786
Tiger Brands, Ltd.	6,286	175,547
Truworths International, Ltd.	18,481	111,151
Vodacom Group, Ltd.	13,061	150,319
Woolworths Holdings, Ltd.	26,688	165,095
		10,294,379
South Korea - 3.0%
Amorepacific Corp.	102	230,866
AMOREPACIFIC Group	77	85,228
BS Financial Group, Inc.	6,581	105,348
Celltrion, Inc. (I)	2,553	118,231
CJ CheilJedang Corp.	326	119,546
CJ Corp.	456	74,993
Coway Company, Ltd.	1,930	153,926
Daelim Industrial Company, Ltd.	877	62,711
Daewoo Engineering &
Construction Company, Ltd. (I)	2,130	15,474
Daewoo International Corp.	1,626	57,795
Daewoo Securities Company, Ltd. (I)	7,159	72,765
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	4,040	77,472
DGB Financial Group, Inc.	3,940	62,633
Dongbu Insurance Company, Ltd.	1,810	101,833
Doosan Corp.	163	15,975
Doosan Heavy Industries and
Construction Company, Ltd.	2,030	50,044
Doosan Infracore Company, Ltd. (I)	4,470	46,933

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
E-Mart Company, Ltd.	817	$178,527
GS Engineering & Construction Corp. (I)	1,468	50,984
GS Holdings Corp.	2,038	77,761
Hana Financial Group, Inc.	9,912	360,767
Hankook Tire Company, Ltd.	3,008	146,567
Hanwha Chemical Corp.	2,217	28,731
Hanwha Corp.	2,040	56,821
Hanwha Life Insurance Company, Ltd.	8,120	54,603
Hotel Shilla Company, Ltd.	1,190	134,791
Hyosung Corp.	1,033	73,969
Hyundai Department Store Company, Ltd.	494	75,049
Hyundai Development Company	1,140	45,994
Hyundai Engineering &
Construction Company, Ltd.	2,649	150,987
Hyundai Glovis Company, Ltd.	539	164,344
Hyundai Heavy Industries Company, Ltd.	1,587	206,213
Hyundai Marine & Fire
Insurance Company, Ltd.	2,650	73,032
Hyundai Merchant Marine Company, Ltd. (I)	2,351	21,743
Hyundai Mipo Dockyard	513	60,086
Hyundai Mobis	2,332	567,729
Hyundai Motor Company	5,356	965,008
Hyundai Steel Company	2,189	153,644
Hyundai Wia Corp.	644	131,041
Industrial Bank of Korea	7,080	106,754
Kangwon Land, Inc.	4,000	135,522
KB Financial Group, Inc.	10,980	400,286
KB Financial Group, Inc., ADR	2,772	100,402
KCC Corp.	196	133,445
Kia Motors Corp.	8,934	453,749
Korea Aerospace Industries, Ltd.	1,710	65,974
Korea Electric Power Corp.	6,370	289,521
Korea Electric Power Corp., ADR	4,277	95,976
Korea Gas Corp. (I)	1,166	60,739
Korea Investment Holdings Company, Ltd.	1,170	61,329
Korea Zinc Company, Ltd.	339	124,977
Korean Air Lines Company, Ltd. (I)	917	31,222
KT Corp.	2,633	85,784
KT&G Corp.	3,640	325,758
Kumho Petrochemical Company, Ltd.	614	40,731
LG Chem, Ltd.	1,568	379,552
LG Corp.	3,654	265,636
LG Display Company, Ltd. (I)	7,650	244,465
LG Display Company, Ltd., ADR (I)	2,417	38,068
LG Electronics, Inc.	3,460	215,176
LG Household & Health Care, Ltd.	362	173,719
LG Innotek Company, Ltd. (I)	210	22,879
LG Uplus Corp.	6,602	77,217
Lotte Chemical Corp.	562	74,657
Lotte Confectionery Company, Ltd.	20	41,308
Lotte Shopping Company, Ltd.	410	122,683
LS Corp.	793	50,169
LS Industrial Systems Company, Ltd.	735	40,854
Mirae Asset Securities Company, Ltd.	875	36,805
NAVER Corp.	965	737,141
NCSoft Corp.	632	80,446
OCI Company, Ltd. (I)	650	79,976
Orion Corp.	143	118,473
POSCO	2,241	689,315
S-Oil Corp.	1,778	72,077
S1 Corp.	810	62,494
Samsung C&T Corp.	4,135	295,731
Samsung Card Company, Ltd.	1,490	73,657
Samsung Electro-Mechanics Company, Ltd.	2,318	108,583
Samsung Electronics Company, Ltd.	3,829	4,288,508
Samsung Engineering Company, Ltd. (I)	1,181	67,298
Samsung Fire & Marine
Insurance Company, Ltd.	1,090	291,744
Samsung Heavy Industries Company, Ltd.	6,270	149,603
Samsung Life Insurance Company, Ltd.	2,331	234,075
Samsung SDI Company, Ltd.	1,793	207,641
Samsung Securities Company, Ltd.	2,498	104,263
Samsung Techwin Company, Ltd.	1,577	52,724
Shinhan Financial Group Company, Ltd., ADR	350	15,911
Shinhan Financial Group Company, Ltd.	14,125	650,267
Shinsegae Company, Ltd.	197	40,910
SK C&C Company, Ltd.	585	134,325
SK Holdings Company, Ltd.	1,019	182,161
SK Hynix, Inc. (I)	19,510	863,533
SK Innovation Company, Ltd.	2,274	174,441
SK Networks Company, Ltd. (I)	3,090	30,997
SK Telecom Company, Ltd.	257	70,699
Woori Finance Holdings Company, Ltd. (I)	12,174	150,174
Woori Investment & Securities Company, Ltd.	3,944	44,017
Yuhan Corp.	350	61,654
		19,658,359
Spain - 2.5%
Abertis Infraestructuras SA	15,172	299,185
ACS Actividades de Construccion
y Servicios SA	6,772	259,567
Amadeus IT Holding SA, A Shares	12,738	475,526
Banco Bilbao Vizcaya Argentaria SA	205,441	2,472,579
Banco de Sabadell SA	139,622	412,260
Banco Popular Espanol SA	61,074	372,509
Banco Santander SA	419,560	4,016,710
Bankia SA (I)	160,432	298,465
CaixaBank SA	38,111	231,734
CaixaBank SA	419	2,547
Distribuidora Internacional de Alimentacion SA	23,600	169,123
Enagas SA	6,236	200,544
Ferrovial SA	14,762	285,594
Gas Natural SDG SA	14,483	426,042
Grifols SA	4,281	174,947
Grifols SA, B Shares	427	15,125
Iberdrola SA	171,982	1,229,309
Inditex SA	37,987	1,048,582
Mapfre SA	30,375	107,356
Red Electrica Corp. SA	4,146	358,868
Repsol SA	32,491	770,819
Telefonica SA	142,636	2,202,898
Zardoya Otis SA	5,734	71,062
		15,901,351
Sweden - 2.1%
Alfa Laval AB	10,314	219,747
Assa Abloy AB, Series B	11,407	586,178
Atlas Copco AB, Series A	25,624	731,148
Atlas Copco AB, Series B	13,732	354,886
Boliden AB	10,826	174,800
Electrolux AB	9,396	247,492
Elekta AB, B Shares (L)	15,376	151,135
Getinge AB, B Shares	6,512	163,499
Hennes & Mauritz AB, B Shares	33,066	1,367,278
Hexagon AB, B Shares	9,601	303,588
Husqvarna AB, B Shares	18,793	132,499
Industrivarden AB, C Shares	2,860	49,789

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Investment AB Kinnevik, B Shares	7,421	$267,605
Investor AB, B Shares	16,147	568,530
Lundin Petroleum AB (I)	8,518	143,992
Nordea Bank AB	100,775	1,306,387
Sandvik AB	40,462	454,442
Securitas AB, Series B	14,347	158,908
Skandinaviska Enskilda Banken AB, Series A	56,007	745,152
Skanska AB, Series B	14,150	291,819
SKF AB, B Shares	15,548	323,683
Svenska Cellulosa AB SCA, B Shares	19,945	473,915
Svenska Handelsbanken AB, Class A	18,485	865,681
Swedbank AB, Class A	32,393	812,271
Swedish Match AB	8,709	281,750
Tele2 AB, B Shares	12,690	152,743
Telefonaktiebolaget LM Ericsson, B Shares	105,801	1,334,030
TeliaSonera AB	82,426	568,422
Volvo AB, Series B	52,551	568,544
		13,799,913
Switzerland - 6.9%
ABB, Ltd. (I)	76,786	1,717,670
Actelion, Ltd. (I)	3,508	410,878
Adecco SA (I)	5,213	352,404
Aryzta AG (I)	3,464	298,486
Baloise Holding AG	1,589	203,124
Barry Callebaut AG (I)	81	89,933
Cie Financiere Richemont SA	18,244	1,491,285
Coca-Cola HBC AG (I)	7,325	158,081
Credit Suisse Group AG (I)	52,067	1,440,468
EMS-Chemie Holding AG	400	165,519
Geberit AG	1,444	465,420
Givaudan SA (I)	319	508,485
Glencore Xstrata PLC (I)	371,649	2,058,318
Holcim, Ltd. (I)	8,405	611,478
Julius Baer Group, Ltd. (I)	8,521	380,780
Kuehne & Nagel International AG	2,068	260,575
Lindt & Spruengli AG	35	174,642
Lindt & Spruengli AG	4	237,076
Lonza Group AG (I)	1,729	208,337
Nestle SA	111,948	8,227,168
Novartis AG	79,810	7,515,577
Pargesa Holding SA	755	60,009
Partners Group Holding AG	751	197,388
Roche Holding AG	24,377	7,198,599
Schindler Holding AG,
Participation Certificates	1,670	226,210
Schindler Holding AG, Registered Shares	806	107,469
SGS SA	194	401,377
Sika AG	91	314,648
Sonova Holding AG	1,693	269,749
STMicroelectronics NV (L)	24,208	186,903
Sulzer AG	981	120,298
Swiss Life Holding AG (I)	1,089	259,502
Swiss Prime Site AG (I)	2,297	170,426
Swiss Re AG (I)	12,928	1,028,840
Swisscom AG	890	504,481
Syngenta AG	3,188	1,009,467
The Swatch Group AG	1,748	152,710
The Swatch Group AG, BR Shares	1,109	525,552
Transocean, Ltd. (L)	14,101	453,546
UBS AG (I)	127,840	2,222,219
Wolseley PLC	9,747	510,538
Zurich Insurance Group AG (I)	5,119	1,523,428
		44,419,063
Taiwan - 2.1%
Acer, Inc. (I)	53,424	37,522
Advanced Semiconductor Engineering, Inc.	215,933	252,221
Advantech Company, Ltd.	1,991	14,051
Asia Cement Corp.	36,863	47,084
Asustek Computer, Inc.	24,952	238,101
AU Optronics Corp.	163,827	68,940
Catcher Technology Company, Ltd.	22,184	205,463
Cathay Financial Holdings Company, Ltd.	301,901	490,705
Chang Hwa Commercial Bank	86,556	53,041
Cheng Shin Rubber Industry Company, Ltd.	77,680	171,324
China Airlines, Ltd. (I)	26,874	9,015
China Development Financial Holdings Corp.	213,153	65,382
China Motor Corp.	65	58
China Steel Corp.	438,388	374,590
Chunghwa Telecom Company, Ltd.	141,148	424,964
Compal Electronics, Inc.	79,764	59,672
CTBC Financial Holding Company, Ltd.	554,242	372,255
Delta Electronics, Inc.	67,331	425,348
E.Sun Financial Holding Company, Ltd.	65,547	39,744
Epistar Corp.	10,064	18,802
Eva Airways Corp. (I)	23,623	12,497
Evergreen Marine Corp Taiwan, Ltd. (I)	8,799	5,161
Far Eastern Department Stores Company, Ltd.	20,540	19,793
Far Eastern New Century Corp.	63,603	64,058
Far EasTone
Telecommunications Company, Ltd.	69,159	132,592
First Financial Holding Company, Ltd.	123,903	74,576
Formosa Chemicals & Fibre Corp.	119,212	275,576
Formosa Petrochemical Corp.	24,720	59,949
Formosa Plastics Corp.	154,086	365,193
Formosa Taffeta Company, Ltd.	5,000	4,906
Foxconn Technology Company, Ltd.	15,208	37,577
Fubon Financial Holding Company, Ltd.	211,112	323,499
Hon Hai Precision Industry Company, Ltd.	457,542	1,441,138
Hotai Motor Company, Ltd.	9,000	122,463
HTC Corp.	26,997	117,004
Hua Nan Financial Holdings Company, Ltd.	80,813	47,139
Innolux Corp.	100,841	43,520
Inotera Memories, Inc. (I)	79,000	116,872
Inventec Corp.	25,899	16,844
Kinsus Interconnect Technology Corp.	1,035	3,842
Largan Precision Company, Ltd.	3,143	224,860
Lite-On Technology Corp.	39,234	56,431
MediaTek, Inc.	49,340	730,710
Mega Financial Holding Company, Ltd.	358,065	293,454
Nan Ya Plastics Corp.	176,992	387,451
Novatek Microelectronics Corp.	7,361	36,328
Pan-International Industrial	328	222
Pegatron Corp.	32,989	60,640
Pou Chen Corp.	36,641	40,706
Powertech Technology, Inc. (I)	13,149	23,774
President Chain Store Corp.	7,496	53,746
Quanta Computer, Inc.	92,771	235,485
Realtek Semiconductor Corp.	5,999	21,303
Shin Kong Financial Holding Company, Ltd.	102,847	31,175
Siliconware Precision Industries Company	54,855	75,336
SinoPac Financial Holdings Company, Ltd.	121,784	52,218
Synnex Technology International Corp.	23,741	32,780
Taishin Financial Holdings Company, Ltd.	87,836	41,110
Taiwan Cement Corp.	60,781	90,462

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Cooperative Financial
Holding Company, Ltd.	55,108	$29,699
Taiwan Fertilizer Company, Ltd.	13,000	21,475
Taiwan Glass Industrial Corp.	11,254	9,314
Taiwan Mobile Company, Ltd.	62,257	188,784
Taiwan Semiconductor
Manufacturing Company, Ltd.	858,227	3,416,710
Teco Electric & Machinery Company, Ltd.	16,000	16,430
TPK Holding Company, Ltd.	8,000	47,829
Transcend Information, Inc.	6,608	21,935
U-Ming Marine Transport Corp.	5,000	7,608
Uni-President Enterprises Corp.	172,584	299,334
Unimicron Technology Corp.	20,604	15,334
United Microelectronics Corp.	258,313	106,546
Walsin Lihwa Corp. (I)	28,000	9,195
Wistron Corp.	37,862	38,556
Ya Hsin Industrial Company, Ltd. (I)	36,000	0
Yang Ming Marine Transport Corp. (I)	3,348	1,457
Yuanta Financial Holdings Company, Ltd.	184,430	90,866
Yulon Motor Company, Ltd.	17,510	26,155
		13,487,899
Thailand - 0.5%
Advanced Info Service PCL	48,400	335,852
Bangkok Bank PCL, Foreign Shares	34,900	225,704
Banpu PCL	55,000	50,039
BEC World PCL	46,019	66,704
Charoen Pokphand Foods PCL	136,200	127,064
CP ALL PCL	173,500	239,449
Glow Energy PCL	27,900	81,958
IRPC PCL	528,400	56,058
Kasikornbank PCL, Foreign Shares	61,800	444,831
Krung Thai Bank PCL	164,375	120,145
PTT Exploration & Production PCL	60,147	296,793
PTT Global Chemical PCL	65,273	122,796
PTT PCL, Foreign Shares	34,300	380,817
Siam Cement PCL, Foreign Shares	11,300	156,580
Siam Commercial Bank PCL	70,748	397,105
Thai Oil PCL	28,800	45,742
		3,147,637
Turkey - 0.3%
Akbank TAS	67,697	220,569
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	93,834
Arcelik AS	6,139	32,744
BIM Birlesik Magazalar AS	8,214	171,962
Coca-Cola Icecek AS	2,884	62,056
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	17,803	18,640
Enka Insaat ve Sanayi AS	25,228	57,626
Eregli Demir ve Celik Fabrikalari TAS	30,186	56,067
Ford Otomotiv Sanayi AS	4,572	52,496
HACI Omer Sabanci Holding AS	31,762	133,809
KOC Holdings AS	25,423	117,503
Koza Altin Isletmeleri AS	1,847	13,759
TAV Havalimanlari Holding AS	4,656	37,383
Tupras Turkiye Petrol Rafinerileri AS	4,998	100,576
Turk Hava Yollari (I)	25,366	72,119
Turk Telekomunikasyon AS	22,064	58,320
Turkcell Iletisim Hizmetleri AS (I)	29,771	155,630
Turkiye Garanti Bankasi AS	86,216	303,029
Turkiye Halk Bankasi AS	25,911	155,882
Turkiye Is Bankasi, Class C	60,572	134,607
Turkiye Sise ve Cam Fabrikalari AS	33,126	41,978
Turkiye Vakiflar Bankasi Tao, Class D	22,351	41,441
Yapi ve Kredi Bankasi AS	35,813	70,321
		2,202,351
United Kingdom - 12.9%
3i Group PLC	36,258	224,553
Aberdeen Asset Management PLC	35,216	227,196
Admiral Group PLC	7,053	146,270
Aggreko PLC	9,826	245,932
AMEC PLC	10,765	192,092
Anglo American PLC	48,446	1,080,432
Antofagasta PLC	15,103	175,742
ARM Holdings PLC	51,898	756,113
ASOS PLC (I)	1,980	71,958
Associated British Foods PLC	12,000	520,188
AstraZeneca PLC	44,269	3,172,441
Aviva PLC	103,474	875,398
Babcock International Group PLC	18,402	324,717
BAE Systems PLC	112,391	855,484
Barclays PLC	548,921	2,019,030
BG Group PLC	119,476	2,205,627
BP PLC	648,184	4,741,683
British American Tobacco PLC	66,303	3,736,212
British Land Company PLC	34,770	395,105
British Sky Broadcasting Group PLC	39,082	557,432
BT Group PLC	277,758	1,703,770
Bunzl PLC	11,962	311,246
Burberry Group PLC	16,791	409,569
Capita PLC	24,608	463,256
Centrica PLC	178,307	888,672
CNH Industrial NV	34,400	272,482
Cobham PLC	39,593	186,396
Compass Group PLC	59,446	958,817
Croda International PLC	5,115	169,620
Diageo PLC	88,081	2,540,443
Direct Line Insurance Group PLC	36,648	174,422
easyJet PLC	5,884	135,402
G4S PLC	56,956	230,953
GKN PLC	59,980	308,872
GlaxoSmithKline PLC	168,245	3,843,411
Hammerson PLC	26,287	244,035
Hargreaves Lansdown PLC	8,843	134,958
HSBC Holdings PLC	653,415	6,639,537
ICAP PLC	23,327	145,884
IMI PLC	10,620	211,189
Imperial Tobacco Group PLC	33,548	1,444,440
Inmarsat PLC	15,909	180,453
InterContinental Hotels Group PLC	8,905	343,388
International Consolidated
Airlines Group SA PLC (I)	42,245	251,244
Intertek Group PLC	6,301	267,033
Intu Properties PLC	30,774	160,326
ITV PLC	141,502	475,117
J Sainsbury PLC	44,909	182,618
Johnson Matthey PLC	7,427	350,233
Kingfisher PLC	87,104	455,543
Land Securities Group PLC	29,076	488,194
Legal & General Group PLC	208,997	773,356
Lloyds Banking Group PLC (I)	2,004,757	2,494,053
London Stock Exchange Group PLC	7,813	235,776
Marks & Spencer Group PLC	60,423	395,075
Meggitt PLC	29,365	214,189
Melrose Industries PLC	43,393	173,686
National Grid PLC	130,372	1,874,084

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Next PLC	5,452	$583,555
Old Mutual PLC	171,915	504,271
Pearson PLC	30,043	603,362
Persimmon PLC (I)	11,241	241,879
Petrofac, Ltd.	10,236	171,515
Prudential PLC	89,572	1,991,305
Reckitt Benckiser Group PLC	22,660	1,959,130
Reed Elsevier NV	24,489	555,566
Reed Elsevier PLC	41,019	655,771
Rexam PLC	25,267	200,857
Rio Tinto PLC	44,561	2,183,482
Rio Tinto, Ltd.	15,286	796,035
Rolls-Royce Holdings PLC (I)	66,406	1,033,519
Royal Bank of Scotland Group PLC (I)	79,206	471,882
Royal Mail PLC	23,738	150,389
RSA Insurance Group PLC (I)	36,872	289,085
SABMiller PLC	33,836	1,875,119
Schroders PLC	3,956	152,745
Segro PLC	27,304	160,253
Severn Trent PLC	8,842	268,641
Smith & Nephew PLC	33,067	556,241
Smiths Group PLC	15,034	307,281
Sports Direct International PLC (I)	9,639	96,313
SSE PLC	35,532	889,734
Standard Chartered PLC	84,743	1,563,073
Standard Life PLC	86,554	579,144
Subsea 7 SA	11,603	165,813
Tate & Lyle PLC	18,516	176,492
Tesco PLC	289,494	864,794
The Sage Group PLC	40,707	240,444
The Weir Group PLC	7,289	294,368
Travis Perkins PLC	9,089	244,199
TUI Travel PLC	16,416	103,319
Tullow Oil PLC	34,473	359,419
Unilever NV	57,623	2,286,778
Unilever PLC	44,887	1,878,876
United Utilities Group PLC	23,943	312,763
Vodafone Group PLC	927,814	3,057,354
Whitbread PLC	6,679	448,801
William Hill PLC	32,018	191,340
WM Morrison Supermarkets PLC	81,859	222,737
WPP PLC	47,525	952,093
		83,895,084
United States - 0.4%
Carnival PLC	6,738	268,308
Catamaran Corp. (I)	8,200	345,367
Southern Copper Corp. (L)	6,974	206,779
Thomson Reuters Corp.	12,977	472,755
Valeant Pharmaceuticals International, Inc. (I)	11,100	1,454,462
		2,747,671
TOTAL COMMON STOCKS (Cost $481,329,202)		$623,282,276

PREFERRED SECURITIES - 1.4%
Brazil - 0.9%
AES Tiete SA	4,500	39,618
Banco Bradesco SA	75,608	1,076,165
Banco do Estado do Rio Grande do Sul SA,
B Shares	7,832	47,035
Bradespar SA	8,800	64,425
Braskem SA, A Shares	4,100	27,135
Centrais Eletricas Brasileiras SA, B Shares	4,300	17,743
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	2,538	110,790
Cia Energetica de Minas Gerais	26,542	162,543
Cia Energetica de Sao Paulo, B Shares	6,883	73,617
Cia Paranaense de Energia, B Shares	4,400	59,931
Gerdau SA	31,800	153,040
Itau Unibanco Holding SA	99,220	1,372,927
Itausa - Investimentos Itau SA	116,965	442,964
Lojas Americanas SA	19,570	111,052
Metalurgica Gerdau SA	10,700	61,855
Oi SA	30,670	21,802
Petroleo Brasileiro SA	150,651	1,113,380
Telefonica Brasil SA	5,054	99,934
Usinas Siderurgicas de Minas Gerais SA,
A Shares (I)	10,150	26,414
Vale SA	71,900	698,512
		5,780,882
Germany - 0.4%
Bayerische Motoren Werke AG	1,808	146,643
Fuchs Petrolub SE	3,112	117,643
Henkel AG & Company KGaA	6,587	655,751
Porsche Automobil Holding SE	5,618	448,163
Volkswagen AG	5,379	1,110,807
		2,479,007
South Korea - 0.1%
Hyundai Motor Company, Ltd.	705	78,770
Hyundai Motor Company, Ltd., 2nd Preferred	1,197	136,077
LG Chem, Ltd.	162	25,195
Samsung Electronics Company, Ltd.	706	600,622
		840,664
TOTAL PREFERRED SECURITIES (Cost $8,315,657)		$9,100,553

RIGHTS - 0.0%
Agile Property Holdings, Ltd. (Strike Price:
HDK 4.00) (I)(N)	13,718	$1,360
Banco Bilbao Vizcaya Argentaria SA
(Expiration Date: 10/17/2014) (I)(N)	205,441	20,499
Banco Popular Espanol SA (Expiration
Date: 10/27/2014) (I)(N)	61,074	849
Country Garden Holdings Company, Ltd.
(Expiration Date: 10/03/2014; Strike Price:
HKD 2.50) (I)	14,848	841
TOTAL RIGHTS (Cost $21,781)		$23,549

SECURITIES LENDING COLLATERAL - 3.3%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	2,154,950	$21,564,802
TOTAL SECURITIES LENDING
COLLATERAL (Cost $21,564,733)		$21,564,802

SHORT-TERM INVESTMENTS - 1.4%
Money market funds - 1.4%
AIM Short-Term Investment Trust, STIC Prime
Portfolio, Institutional Class, 0.0099% (Y)	9,022,395	9,022,395
TOTAL SHORT-TERM INVESTMENTS (Cost $9,022,395)		$9,022,395
Total Investments (International Equity Index Trust B)
(Cost $520,253,768) - 102.2%		$662,993,575
Other assets and liabilities, net - (2.2%)		(14,458,278)
TOTAL NET ASSETS - 100.0%		$648,535,297

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.3%
Australia - 3.7%
Amcor, Ltd.	990,855	$9,814,570
Brambles, Ltd.	653,616	5,437,258
CSL, Ltd.	55,140	3,574,494
		18,826,322
Belgium - 1.5%
Anheuser-Busch InBev NV	71,307	7,907,795
Brazil - 3.9%
Banco Bradesco SA, ADR	547,528	7,802,274
BM&FBovespa SA	1,756,500	8,029,919
BRF SA	179,946	4,281,505
		20,113,698
Canada - 8.5%
Agrium, Inc.	46,541	4,137,347
Canadian National Railway Company	72,675	5,159,506
Cenovus Energy, Inc.	143,607	3,863,457
CGI Group, Inc., Class A (I)	227,599	7,689,938
Encana Corp.	330,077	7,008,555
Fairfax Financial Holdings, Ltd.	10,790	4,834,425
Suncor Energy, Inc.	303,104	10,969,066
		43,662,294
China - 4.5%
Baidu, Inc., ADR (I)	43,792	9,556,728
CNOOC, Ltd.	1,550,000	2,669,069
Great Wall Motor Company, Ltd., H Shares	1,548,000	5,999,185
Industrial & Commercial Bank of China, Ltd.,
H Shares	7,522,000	4,691,586
		22,916,568
Denmark - 2.6%
Carlsberg A/S, Class B	80,564	7,155,098
Novo Nordisk A/S	127,636	6,076,977
		13,232,075
France - 3.6%
Publicis Groupe SA	114,029	7,814,224
Schneider Electric SE (I)	71,890	5,515,576
Total SA	80,519	5,213,935
		18,543,735
Germany - 7.5%
adidas AG	60,203	4,492,072
Allianz SE	39,053	6,304,397
Deutsche Boerse AG	110,877	7,445,466
Deutsche Post AG	171,390	5,463,066
ProSiebenSat.1 Media AG	93,883	3,722,019
SAP SE	149,764	10,808,416
		38,235,436
Hong Kong - 3.0%
Galaxy Entertainment Group, Ltd.	1,351,000	7,843,939
Hutchison Whampoa, Ltd.	617,000	7,458,664
		15,302,603
Ireland - 1.7%
Shire PLC	103,260	8,909,436
Israel - 2.2%
Teva Pharmaceutical Industries, Ltd., ADR	207,735	11,165,756
Japan - 6.8%
Denso Corp.	76,500	3,529,424
FANUC Corp.	31,000	5,606,434
Japan Tobacco, Inc.	184,500	5,995,406
Keyence Corp.	11,100	4,819,468
Komatsu, Ltd.	271,200	6,267,741
Toyota Motor Corp.	151,200	8,896,478
		35,114,951
Mexico - 1.8%
Fomento Economico Mexicano SAB
de CV, ADR	27,355	2,518,028
Grupo Televisa SAB, ADR	202,420	6,857,990
		9,376,018
Netherlands - 1.5%
Royal Dutch Shell PLC, B Shares	197,576	7,810,965
Singapore - 4.5%
Avago Technologies, Ltd.	98,407	8,561,409
Keppel Corp., Ltd.	747,200	6,145,989
United Overseas Bank, Ltd.	480,000	8,414,744
		23,122,142
South Korea - 2.7%
Hyundai Mobis	26,795	6,523,280
Samsung Electronics Company, Ltd.	6,640	7,436,849
		13,960,129
Spain - 1.0%
Amadeus IT Holding SA, A Shares	137,698	5,140,441
Sweden - 2.3%
Investor AB, B Shares	173,660	6,114,507
Telefonaktiebolaget LM Ericsson, B Shares	444,985	5,610,754
		11,725,261
Switzerland - 8.0%
ABB, Ltd. (I)	310,984	6,956,580
Julius Baer Group, Ltd. (I)	112,391	5,022,440
Novartis AG	65,783	6,194,678
Roche Holding AG	35,343	10,436,891
Syngenta AG	18,444	5,840,214
UBS AG (I)	365,326	6,350,395
		40,801,198
Taiwan - 1.7%
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,197,000	8,746,535
Thailand - 1.3%
Kasikornbank PCL, NVDR	903,900	6,537,698
Turkey - 1.0%
Akbank TAS	1,654,575	5,390,893
United Kingdom - 18.0%
Aberdeen Asset Management PLC	834,014	5,380,649
British American Tobacco PLC	198,568	11,189,419
British Sky Broadcasting Group PLC	836,879	11,936,523
Centrica PLC	805,505	4,014,593
Compass Group PLC	544,881	8,788,497
Informa PLC	464,622	3,670,733
Kingfisher PLC	979,380	5,122,034
Next PLC	42,825	4,583,774
Reed Elsevier PLC	914,151	14,614,542
Smith & Nephew PLC	416,629	7,008,382
Unilever NV	139,830	5,549,175
WPP PLC	512,742	10,272,023
		92,130,344
TOTAL COMMON STOCKS (Cost $394,911,418)		$478,672,293

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 6.2%
Money market funds - 6.2%
State Street Institutional Liquid Reserves
Fund, 0.0853% (Y)	31,929,035	31,929,035
TOTAL SHORT-TERM INVESTMENTS (Cost $31,929,035)		$31,929,035
Total Investments (International Growth Stock Trust)
(Cost $426,840,453) - 99.5%		$510,601,328
Other assets and liabilities, net - 0.5%		2,423,204
TOTAL NET ASSETS - 100.0%		$513,024,532

International Small Company Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.5%
Australia - 6.2%
Adelaide Brighton, Ltd.	19,147	$53,790
Aditya Birla Minerals, Ltd. (I)	16,006	3,492
AED Oil, Ltd. (I)	17,758	0
Ainsworth Game Technology, Ltd.	10,192	27,048
AJ Lucas Group, Ltd. (I)	6,337	3,990
Alkane Resources, Ltd. (I)	4,753	854
Alliance Resources, Ltd. (I)	22,348	3,816
Amalgamated Holdings, Ltd.	8,898	74,538
Amcom Telecommunications, Ltd.	6,851	11,441
Ansell, Ltd.	3,460	58,858
APN News & Media, Ltd. (I)	42,191	30,145
ARB Corp., Ltd.	5,909	64,785
Arrium, Ltd.	200,392	63,865
ASG Group, Ltd. (I)	16,688	9,950
Atlas Iron, Ltd. (L)	57,616	21,144
Ausdrill, Ltd.	16,467	12,976
Ausenco, Ltd. (I)	9,940	4,440
Austal, Ltd. (I)	23,155	26,298
Austbrokers Holdings, Ltd.	4,308	38,029
Austin Engineering, Ltd.	7,179	7,346
Australian Agricultural Company, Ltd. (I)	20,852	24,127
Automotive Holdings Group, Ltd.	31,654	104,324
Aveo Group	6,727	12,476
AWE, Ltd. (I)	36,008	57,767
BC Iron, Ltd.	10,606	14,968
Beach Energy, Ltd.	137,711	169,710
Bega Cheese, Ltd.	5,704	25,082
Bentham IMF, Ltd.	11,295	20,466
Billabong International, Ltd. (I)	21,480	13,125
Blackmores, Ltd.	1,425	40,163
Bradken, Ltd.	10,103	37,546
Breville Group, Ltd.	7,320	44,857
Brickworks, Ltd.	1,798	21,170
BT Investment Management, Ltd.	3,141	16,896
Cabcharge Australia, Ltd.	9,047	43,169
Cape Lambert Resources, Ltd.	61,857	4,992
Cardno, Ltd.	10,684	56,323
Carnarvon Petroleum, Ltd. (I)	56,316	11,349
Carsales.com.au, Ltd.	3,149	27,148
Cedar Woods Properties, Ltd.	2,505	16,138
Chandler Macleod, Ltd.	26,035	8,767
Coal of Africa, Ltd. (I)	28,467	1,366
Cockatoo Coal, Ltd. (I)	193,911	3,381
Coffey International, Ltd. (I)	25,659	6,853
Compass Resources, Ltd. (I)	15,577	0
CSG, Ltd.	23,845	26,218
CSR, Ltd.	40,665	118,489
Cudeco, Ltd. (I)	8,580	11,655
Cue Energy Resources, Ltd. (I)	5,000	480
Data#3, Ltd.	9,073	6,038
Decmil Group, Ltd.	2,109	3,276
Devine, Ltd. (I)	8,467	7,825
Domino’s Pizza Enterprises, Ltd.	2,718	62,291
Downer EDI, Ltd.	31,360	120,945
Drillsearch Energy, Ltd. (I)	35,948	40,601
DuluxGroup, Ltd.	31,393	152,585
DWS, Ltd.	12,684	12,263
Echo Entertainment Group, Ltd.	59,393	170,209
Elders, Ltd. (I)	48,521	7,452
Emeco Holdings, Ltd. (I)	61,822	11,312
Energy Resources of Australia, Ltd. (I)	12,909	14,087
Energy World Corp., Ltd. (I)	75,962	23,619
Evolution Mining, Ltd.	26,424	15,978
Fairfax Media, Ltd.	171,716	116,227
Fantastic Holdings, Ltd.	4,687	6,979
Finbar Group, Ltd.	8,370	10,189
Fleetwood Corp., Ltd.	5,216	7,994
FlexiGroup, Ltd.	16,586	48,827
Flinders Mines, Ltd. (I)	102,814	2,156
Focus Minerals, Ltd. (I)	124,710	1,414
Gindalbie Metals, Ltd. (I)	51,157	1,478
Goodman Fielder, Ltd.	209,597	115,113
GrainCorp., Ltd.	13,614	101,705
Grange Resources, Ltd.	101,992	10,732
Gryphon Minerals, Ltd. (I)	17,464	2,059
GUD Holdings, Ltd.	7,726	45,706
Gunns, Ltd. (I)	91,122	0
GWA Group, Ltd.	24,613	55,229
Hillgrove Resources, Ltd. (I)	10,302	5,580
Hills, Ltd.	29,039	33,626
Horizon Oil, Ltd. (I)	103,008	27,097
iiNET, Ltd.	15,854	112,804
Imdex, Ltd.	15,820	9,696
Independence Group NL	21,877	77,527
Indophil Resources NL (I)	145,281	36,745
Infigen Energy (I)	81,696	18,527
Infomedia, Ltd.	17,723	17,851
International Ferro Metals, Ltd. (I)	24,339	2,909
Intrepid Mines, Ltd. (I)	32,053	7,834
Invocare, Ltd.	7,210	69,076
IOOF Holdings, Ltd.	18,395	137,310
Iress, Ltd.	10,359	89,963
JB Hi-Fi, Ltd.	9,468	127,589
Karoon Gas Australia, Ltd. (I)	6,513	19,840
Kingsgate Consolidated, Ltd. (I)	11,120	6,974
Linc Energy, Ltd. (I)	22,798	20,189
M2 Group, Ltd.	14,853	98,864
MACA, Ltd.	4,396	5,741
Macmahon Holdings, Ltd. (I)	112,440	10,326
Magellan Financial Group, Ltd.	3,751	41,356
Matrix Composites & Engineering, Ltd. (I)	1,943	1,631
McMillan Shakespeare, Ltd.	3,508	31,733
McPherson’s, Ltd.	7,978	9,496
Medusa Mining, Ltd. (I)	8,127	5,911
Mermaid Marine Australia, Ltd.	23,329	39,335
Metals X, Ltd. (I)	140,431	27,572
Metcash, Ltd.	66,572	153,314
Mincor Resources NL	19,890	9,920

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Mineral Deposits, Ltd. (I)	5,861	$7,185
Mineral Resources, Ltd.	9,687	73,586
Molopo Energy, Ltd. (I)	5,287	694
Monadelphous Group, Ltd.	7,434	83,029
Mortgage Choice, Ltd.	6,422	14,197
Mount Gibson Iron, Ltd.	62,063	29,502
Myer Holdings, Ltd. (L)	45,216	77,395
Nexus Energy, Ltd. (I)	112,125	1,276
NIB Holdings, Ltd.	43,000	109,344
Nido Petroleum, Ltd. (I)	140,525	6,752
Northern Star Resources, Ltd.	42,401	46,242
NRW Holdings, Ltd.	18,377	13,824
Nufarm, Ltd.	14,896	64,212
Oakton, Ltd.	7,538	12,369
OceanaGold Corp. (I)	21,200	43,727
Otto Energy, Ltd. (I)	63,569	5,075
OZ Minerals, Ltd.	13,708	46,488
Pacific Brands, Ltd.	68,225	28,925
Paladin Resources, Ltd. (I)	79,230	26,251
Pan Pacific Petroleum NL (I)	39,039	1,916
PanAust, Ltd.	16,167	27,527
Panoramic Resources, Ltd.	26,277	15,069
Peet, Ltd.	12,736	13,306
Perpetual, Ltd.	2,617	100,997
Perseus Mining, Ltd. (I)	34,213	9,949
PMP, Ltd. (I)	32,750	13,742
Premier Investments, Ltd.	6,565	58,998
Primary Health Care, Ltd.	24,558	93,825
Prime Retirement & Aged
Care Property Trust (I)	14,396	0
Programmed Maintenance Services, Ltd.	12,923	31,217
RCR Tomlinson, Ltd.	10,520	29,532
Reckon, Ltd.	11,034	19,308
Redflex Holdings, Ltd.	3,279	3,182
Regis Resources, Ltd.	20,593	27,911
Resolute Mining, Ltd. (I)	37,931	14,682
Resource Generation, Ltd. (I)	9,069	1,113
Retail Food Group, Ltd.	6,910	29,849
Ridley Corp., Ltd.	19,156	14,639
Roc Oil Company, Ltd. (I)	64,961	38,875
SAI Global, Ltd.	19,386	68,818
Sandfire Resources NL	8,888	45,352
Saracen Mineral Holdings, Ltd. (I)	20,048	6,284
Sedgman, Ltd.	11,057	5,809
Select Harvests, Ltd.	2,626	14,241
Senex Energy, Ltd. (I)	87,382	42,089
Servcorp, Ltd.	5,074	23,171
Seven Group Holdings, Ltd.	7,850	46,403
Seven West Media, Ltd.	23,252	32,686
Sigma Pharmaceuticals, Ltd.	207,664	143,341
Silex Systems, Ltd. (I)	1,955	1,163
Silver Lake Resources, Ltd. (I)	29,625	10,059
Sirtex Medical, Ltd.	4,444	85,360
Skilled Group, Ltd.	11,678	22,972
Slater & Gordon, Ltd.	6,228	33,447
SMS Management & Technology, Ltd.	8,079	26,468
Southern Cross Media Group, Ltd.	51,441	44,717
Spark Infrastructure Group	95,793	154,313
Specialty Fashion Group, Ltd.	12,034	9,329
St. Barbara, Ltd. (I)	33,049	4,738
STW Communications Group, Ltd.	25,254	26,496
Sundance Resources, Ltd. (I)	164,268	9,463
Super Retail Group, Ltd.	12,026	87,460
Tabcorp Holdings, Ltd.	8,975	28,381
Tassal Group, Ltd.	7,107	22,845
Technology One, Ltd.	17,402	48,365
Ten Network Holdings, Ltd. (I)	108,747	22,827
TFS Corp., Ltd.	19,836	32,584
The Reject Shop, Ltd.	2,561	20,094
Tiger Resources, Ltd. (I)	64,257	13,985
Tox Free Solutions, Ltd.	9,372	21,849
Transfield Services, Ltd. (I)	42,615	55,288
Transpacific Industries Group, Ltd.	84,321	60,183
Troy Resources, Ltd. (I)	7,482	4,897
UGL, Ltd. (I)	12,337	65,774
UXC, Ltd.	17,598	14,128
Village Roadshow, Ltd.	13,075	80,945
Virgin Australia Holdings, Ltd.	839,104	160,928
Vocus Communications, Ltd.	2,452	11,947
Watpac, Ltd.	11,170	8,964
Webjet, Ltd.	7,994	21,017
Western Areas, Ltd.	10,404	39,249
White Energy Company, Ltd. (I)(L)	9,845	1,459
Whitehaven Coal, Ltd. (I)	54,148	80,887
Wide Bay Australia, Ltd.	607	2,898
Wotif.com Holdings, Ltd.	6,934	18,811
		6,904,629
Austria - 1.1%
AMAG Austria Metall AG (S)	304	9,717
ams AG	4,783	180,841
Austria Technologie & Systemtechnik AG	491	5,664
CA Immobilien Anlagen AG (I)	722	14,377
CAT Oil AG	1,736	32,899
Conwert Immobilien Invest SE (I)	4,312	49,127
DO & CO AG	168	10,931
EVN AG	1,566	20,033
Flughafen Wien AG	1,080	90,158
Frauenthal Holdings AG	62	815
Kapsch Trafficcom AG (I)	191	5,535
Lenzing AG	92	5,685
Mayr-Melnhof Karton AG	640	67,866
Oesterreichische Post AG	3,720	178,327
Palfinger AG	1,137	35,919
RHI AG	2,979	81,992
Rosenbauer International AG	174	15,389
S IMMO AG (I)	3,364	26,171
Schoeller-Bleckmann Oilfield Equipment AG	1,346	131,205
Semperit AG Holding	179	8,255
Strabag SE	361	8,506
UNIQA Insurance Group AG	848	9,676
Wienerberger AG	9,071	116,789
Zumtobel Group AG	5,975	111,728
		1,217,605
Bahamas - 0.0%
United International Enterprises	65	12,593
Belgium - 1.3%
Ablynx NV (I)	412	4,382
Ackermans & van Haaren NV	1,818	224,572
AGFA-Gevaert NV (I)	35,672	67,508
Arseus NV	1,839	88,974
Banque Nationale de Belgique	12	51,830
Barco NV	967	69,888
Cie d’Entreprises CFE	687	70,857
Cie Immobiliere de Belgique SA	47	2,589
Cie Maritime Belge SA	1,387	28,882
The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
D’ieteren SA	2,196	$85,138
Deceuninck NV	7,720	22,211
Econocom Group	4,944	44,620
Elia System Operator SA (I)	3,207	128,378
Euronav NV (I)	2,340	26,504
EVS Broadcast Equipment SA	811	28,255
Exmar NV	1,567	24,098
Galapagos NV (I)(L)	2,443	36,872
Gimv NV	23	1,087
Ion Beam Applications (I)	678	11,895
Kinepolis	2,435	93,505
Lotus Bakeries SA	9	10,553
Melexis NV	1,922	87,594
Mobistar SA (I)	537	10,010
NV Bekaert SA	276	9,195
Nyrstar NV (I)(L)	19,549	42,315
Recticel SA	1,276	9,860
Rezidor Hotel Group AB (I)	8,485	39,673
RHJ International SA (I)	2,083	10,279
Sipef SA	356	23,617
Tessenderlo Chemie NV (I)	1,725	42,320
ThromboGenics NV (I)(L)	1,612	15,021
Van de Velde NV	556	26,983
Viohalco SA (I)	7,173	30,176
		1,469,641
Bermuda - 0.5%
Catlin Group, Ltd.	29,759	250,929
Frontline, Ltd. (I)	3,470	4,406
Golden Ocean Group, Ltd.	34,000	40,485
Hiscox, Ltd.	19,887	202,737
Hoegh LNG Holdings, Ltd. (I)	2,568	39,232
		537,789
Cambodia - 0.1%
NagaCorp, Ltd.	90,000	64,628
Canada - 9.9%
5N Plus, Inc. (I)	3,515	9,259
Absolute Software Corp.	3,900	23,506
Advantage Oil & Gas, Ltd. (I)	11,300	57,411
Aecon Group, Inc.	5,300	71,790
AG Growth International, Inc.	1,100	43,707
AGF Management, Ltd., Class B	6,598	68,811
Ainsworth Lumber Company, Ltd. (I)	633	1,532
Akita Drilling, Ltd., Class A	700	9,125
Alamos Gold, Inc.	9,729	77,575
Alaris Royalty Corp.	330	9,137
Alexco Resource Corp. (I)	4,800	3,172
Algonquin Power & Utilities Corp.	14,667	115,901
Alliance Grain Traders, Inc.	1,218	31,332
Alterra Power Corp. (I)	15,708	4,278
Altius Minerals Corp. (I)	3,100	33,520
Altus Group, Ltd.	477	8,378
Alvopetro Energy, Ltd. (I)(L)	6,100	3,540
Artek Exploration, Ltd. (I)	4,000	10,000
Asanko Gold, Inc. (I)	6,600	13,672
ATS Automation Tooling Systems, Inc. (I)	8,247	95,507
AuRico Gold, Inc.	15,100	52,718
AutoCanada, Inc.	457	22,219
Avalon Rare Metals, Inc. (I)	5,100	1,708
Avigilon Corp. (I)	600	10,002
B2Gold Corp. (I)(L)	45,756	93,150
Badger Daylighting, Ltd.	1,322	32,957
Bankers Petroleum, Ltd. (I)	23,800	114,543
Bellatrix Exploration, Ltd. (I)	9,897	60,799
Birch Mountain Resources, Ltd. (I)	9,200	0
Birchcliff Energy, Ltd. (I)	9,700	91,894
Black Diamond Group, Ltd.	2,750	58,489
BlackPearl Resources, Inc. (I)	24,200	45,377
BMTC Group, Inc., Class A	500	6,920
Bonterra Energy Corp.	2,200	111,400
Boralex, Inc., Class A	1,600	18,772
Brookfield Residential Properties, Inc. (I)	600	11,334
Calfrac Well Services, Ltd.	6,414	99,536
Calvalley Petroleums, Inc., Class A	6,909	8,020
Canaccord Financial, Inc.	6,371	63,656
Canadian Energy Services & Technology Corp.	13,646	114,290
Canam Group, Inc.	2,800	26,626
CanElson Drilling, Inc.	6,283	36,073
Canexus Corp.	4,363	17,920
Canfor Pulp Products, Inc.	2,715	27,660
Canyon Services Group, Inc.	5,968	68,688
Capital Power Corp.	6,627	158,286
Capstone Infrastructure Corp.	7,754	28,733
Capstone Mining Corp. (I)	29,467	59,200
Cascades, Inc.	5,200	28,555
Cathedral Energy Services, Ltd.	2,500	9,532
Celestica, Inc. (I)	17,900	181,405
Centerra Gold, Inc.	13,742	61,596
Cequence Energy, Ltd. (I)	2,335	3,815
China Gold International Resources Corp., Ltd. (I)	12,500	35,716
Chinook Energy, Inc. (I)	3,544	6,487
Cineplex, Inc.	2,600	96,181
Clarke, Inc.	1,300	11,376
Claude Resources, Inc. (I)	10,900	1,995
Cogeco Cable, Inc.	1,152	58,868
Cogeco, Inc.	545	26,424
Colabor Group, Inc.	649	2,173
COM DEV International, Ltd.	8,800	27,894
Computer Modelling Group, Ltd.	3,420	35,545
Connacher Oil and Gas, Ltd. (I)	52,700	5,882
Contrans Group, Inc., Class A	2,800	37,477
Copper Mountain Mining Corp. (I)	8,800	19,015
Corridor Resources, Inc. (I)	4,930	6,735
Corus Entertainment, Inc.	6,604	146,651
Cott Corp.	8,900	61,111
Crew Energy, Inc. (I)	11,300	99,787
DeeThree Exploration, Ltd. (I)	2,325	18,891
Delphi Energy Corp. (I)	20,245	64,715
Denison Mines Corp. (I)	33,028	37,748
DH Corp.	6,816	201,264
DirectCash Payments, Inc.	500	7,215
Dominion Diamond Corp. (I)	7,361	104,570
Dorel Industries, Inc., Class B	3,200	95,576
Duluth Metals, Ltd. (I)	8,700	1,864
Dundee Precious Metals, Inc. (I)	8,500	33,774
easyhome, Ltd.	46	933
Enbridge Income Fund Holdings, Inc.	3,792	102,896
Endeavour Silver Corp. (I)	9,243	40,440
Enerflex, Ltd.	4,700	80,197
Energy Fuels, Inc. (I)	730	4,889
Enghouse Systems, Ltd.	1,100	35,270
Ensign Energy Services, Inc.	4,900	64,359
Entree Gold, Inc. (I)	7,400	1,949
Epsilon Energy, Ltd. (I)	3,000	11,358
Equitable Group, Inc.	400	22,326

The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Essential Energy Services, Ltd.	7,268	$15,899
Evertz Technologies, Ltd.	1,712	25,819
Excellon Resources, Inc. (I)	400	382
Exco Technologies, Ltd.	2,900	26,282
Exeter Resource Corp. (I)	230	138
Extendicare, Inc.	3,869	28,397
Fiera Capital Corp.	1,035	12,014
Firm Capital Mortgage Investment Corp.	1,100	12,179
First Majestic Silver Corp. (I)	8,662	67,520
First National Financial Corp.	700	13,276
FirstService Corp.	2,400	125,963
Forsys Metals Corp. (I)	400	90
Fortress Paper, Ltd., Class A (I)	900	1,800
Fortuna Silver Mines, Inc. (I)	12,299	49,637
Fortune Minerals, Ltd. (I)	2,450	481
Gamehost, Inc.	100	1,464
Glacier Media, Inc.	6,100	8,224
GLENTEL, Inc.	1,400	13,579
Gluskin Sheff + Associates, Inc.	2,500	65,516
GMP Capital, Inc.	3,026	19,724
Golden Star Resources, Ltd. (I)(L)	27,300	11,213
Gran Tierra Energy, Inc. (I)	19,353	106,965
Great Canadian Gaming Corp. (I)	3,900	64,214
Great Panther Silver, Ltd. (I)	14,100	14,352
Guyana Goldfields, Inc. (I)	6,600	15,204
Hanfeng Evergreen, Inc. (I)	200	1
Heroux-Devtek, Inc. (I)	1,600	14,715
High Liner Foods, Inc.	700	13,144
Horizon North Logistics, Inc.	8,109	36,782
HudBay Minerals, Inc.	18,257	156,007
Hudson’s Bay Company	3,300	52,449
IAMGOLD Corp. (I)	13,445	37,216
IMAX Corp. (I)	4,413	121,172
Imperial Metals Corp. (I)	4,600	35,693
Innergex Renewable Energy, Inc.	7,256	67,898
Interfor Corp. (I)	6,220	89,694
International Tower Hill Mines, Ltd. (I)	2,300	1,027
Intertape Polymer Group, Inc.	4,500	65,373
Ivanhoe Energy, Inc. (I)	1,214	1,962
Just Energy Group, Inc. (L)	11,140	51,724
K-Bro Linen, Inc.	600	20,969
KAB Distribution, Inc. (I)	7,076	1
Katanga Mining, Ltd. (I)	87,256	31,554
Kelt Exploration, Ltd. (I)	94	1,007
Killam Properties, Inc.	3,556	32,863
Kingsway Financial Services, Inc. (I)	2,025	12,729
Kirkland Lake Gold, Inc. (I)	4,664	20,614
Knight Therapeutics, Inc. (I)	1,000	5,482
Lake Shore Gold Corp. (I)(L)	40,100	40,818
Laurentian Bank of Canada	3,414	147,662
Legacy Oil + Gas, Inc. (I)	15,246	83,448
Leisureworld Senior Care Corp.	1,555	18,619
Leon’s Furniture, Ltd.	3,283	42,974
Lightstream Resources, Ltd.	12,560	58,878
Liquor Stores N.A., Ltd.	1,500	18,001
Long Run Exploration, Ltd.	6,886	27,607
Lucara Diamond Corp.	300	579
MacDonald Dettwiler & Associates, Ltd.	1,800	134,604
Major Drilling Group International	6,800	40,073
Manitoba Telecom Services, Inc.	2,120	55,141
Maple Leaf Foods, Inc.	8,695	148,443
Martinrea International, Inc.	7,093	82,523
Medical Facilities Corp.	500	7,081
Mega Uranium, Ltd. (I)(L)	24,000	4,393
Migao Corp. (I)	3,000	4,018
Mitel Networks Corp. (I)	7,200	65,832
Mood Media Corp. (I)	3,135	1,820
Morneau Shepell, Inc.	3,098	44,536
MTY Food Group, Inc.	500	14,702
Mullen Group, Ltd.	6,982	159,471
Nautilus Minerals, Inc. (I)	24,663	11,671
Nevsun Resources, Ltd.	10,158	36,734
Newalta Corp.	5,900	116,319
Niko Resources, Ltd. (I)	1,892	1,318
Norbord, Inc. (L)	2,240	45,922
North American Palladium, Ltd. (I)	7,400	1,454
Northland Power, Inc.	3,464	53,509
NuVista Energy, Ltd. (I)	9,573	89,153
Osisko Gold Royalties, Ltd. (I)	395	5,001
Painted Pony Petroleum, Ltd. (I)	7,448	83,461
Pan American Silver Corp.	5,400	59,354
Parex Resources, Inc. (I)	8,116	90,222
Parkland Fuel Corp.	3,768	71,662
Pason Systems, Inc.	6,600	184,514
Perpetual Energy, Inc. (I)	1,456	2,275
PHX Energy Services Corp.	1,500	18,376
Pilot Gold, Inc. (I)	3,109	2,859
Platinum Group Metals, Ltd. (I)	5,000	4,420
Polymet Mining Corp. (I)	11,854	12,807
Premium Brands Holdings Corp.	1,400	30,776
Primero Mining Corp. (I)	8,118	39,505
Pulse Seismic, Inc.	2,882	7,488
QLT, Inc. (I)	100	456
Questerre Energy Corp., Class A (I)	19,444	18,056
Reitmans Canada, Ltd.	154	873
Reitmans Canada, Ltd., Class A	3,200	18,858
Richelieu Hardware, Ltd.	1,800	78,416
Richmont Mines, Inc. (I)	2,000	4,036
Ritchie Brothers Auctioneers, Inc.	5,714	127,936
RMP Energy, Inc. (I)	10,900	66,863
Rocky Mountain Dealerships, Inc.	100	965
Rogers Sugar, Inc.	4,174	17,517
RONA, Inc.	11,109	135,298
Rubicon Minerals Corp. (I)	15,700	21,308
Russel Metals, Inc.	7,189	221,906
Sabina Gold & Silver Corp. (I)	2,375	1,166
San Gold Corp. (I)	15,200	1,357
Sandstorm Gold, Ltd. (I)	9,631	41,278
Sandvine Corp. (I)	11,600	28,691
Savanna Energy Services Corp.	5,561	35,155
Scorpio Mining Corp. (I)	8,900	2,106
Secure Energy Services, Inc.	7,537	162,591
SEMAFO, Inc. (I)	18,836	66,265
ShawCor, Ltd.	90	4,540
Sherritt International Corp.	33,600	93,004
Shore Gold, Inc. (I)	22,600	5,045
Sierra Wireless, Inc. (I)	3,200	85,718
Silver Standard Resources, Inc. (I)	7,745	47,233
Southern Pacific Resource Corp. (I)	14,216	571
Sprott Resource Corp. (I)	9,300	23,085
Sprott, Inc.	9,900	25,105
Stella-Jones, Inc.	437	11,448
Stuart Olson Inc	1,600	12,586
Student Transportation, Inc. (L)	5,290	33,158
SunOpta, Inc. (I)	5,308	64,173
Superior Plus Corp. (L)	8,082	101,823

The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Surge Energy, Inc.	16,100	$102,930
Taseko Mines, Ltd. (I)	16,100	27,314
Tembec, Inc. (I)	3,200	9,172
Teranga Gold Corp., ADR (I)	12,432	8,120
The Descartes Systems Group, Inc. (I)	6,000	82,557
The North West Company, Inc.	2,983	59,609
Theratechnologies, Inc. (I)	3,586	1,697
Timminco, Ltd. (I)	8,700	15
Timmins Gold Corp. (I)	6,378	8,030
TLC Vision Corp. (I)	3,400	31
TORC Oil & Gas, Ltd.	4,180	47,848
Toromont Industries, Ltd.	6,068	146,072
Torstar Corp., Class B	6,800	40,498
Total Energy Services, Inc.	6,209	115,315
Touchstone Exploration, Inc. (I)	759	515
Transcontinental, Inc., Class A	5,983	78,263
TransForce, Inc.	7,918	191,101
TransGlobe Energy Corp.	5,600	34,052
Transition Therapeutics, Inc. (I)	2,700	18,563
Trican Well Service, Ltd.	10,563	123,555
Trinidad Drilling, Ltd.	11,797	88,376
Twin Butte Energy, Ltd.	10,892	15,852
Uni-Select, Inc.	1,900	48,079
Valener, Inc.	827	11,608
Vecima Networks, Inc.	479	3,593
Wajax Corp.	1,300	44,399
Wesdome Gold Mines, Ltd. (I)	8,000	5,572
Western Energy Services Corp.	2,046	16,314
Western Forest Products, Inc.	8,681	17,363
Westshore Terminals Investment Corp.	589	17,576
Whistler Blackcomb Holdings, Inc.	1,000	16,429
Whitecap Resources, Inc. (L)	11,887	170,140
Wi-LAN, Inc.	9,800	35,352
Winpak, Ltd.	1,002	24,962
WSP Global, Inc.	2,473	78,963
Xtreme Drilling and Coil Services Corp. (I)	3,452	12,298
Zargon Oil & Gas, Ltd.	1,173	7,332
ZCL Composites, Inc.	3,500	19,720
Zenith Epigenetics Corp. (I)	1,700	653
		11,055,432
Cayman Islands - 0.0%
Endeavour Mining Corp. (I)	31,825	19,039
China - 0.0%
Bund Center Investment, Ltd.	152,000	24,298
Xinyi Solar Holdings, Ltd.	33,000	10,810
		35,108
Cyprus - 0.1%
Prosafe SE	9,426	55,190
Songa Offshore SE (I)	30,800	11,168
		66,358
Denmark - 1.9%
ALK-Abello A/S	491	59,217
Alm Brand A/S (I)	7,955	45,538
Amagerbanken A/S (I)	25,580	0
Ambu A/S, Class B	308	22,173
Auriga Industries, Class B (I)	1,383	71,733
Bang & Olufsen A/S (I)	3,937	37,888
Bavarian Nordic A/S (I)	2,329	44,746
D/S Norden A/S (L)	2,246	57,513
Dfds A/S	551	43,277
East Asiatic Company, Ltd. A/S	800	8,368
FLSmidth & Company A/S	2,430	115,886
Genmab A/S (I)	3,300	139,353
GN Store Nord A/S	7,647	168,332
IC Companys A/S	807	22,033
Jyske Bank A/S (I)	3,015	162,585
Lan & Spar Bank A/S	225	14,111
NKT Holding A/S	2,489	136,922
PER Aarsleff A/S	138	22,717
Ringkjoebing Landbobank A/S	386	74,806
Rockwool International A/S, B Shares	501	72,403
Royal Unibrew A/S (I)	750	124,568
Schouw & Company A/S	1,093	44,670
SimCorp A/S	4,516	132,493
Solar Holdings A/S, B Shares	603	30,021
Spar Nord Bank A/S	8,852	89,258
Sydbank A/S (I)	5,133	156,220
Topdanmark A/S (I)	6,093	184,361
Vestjysk Bank A/S (I)	155	320
		2,081,512
Faroe Islands - 0.1%
Bakkafrost P/F	2,180	46,873
Finland - 2.1%
Afarak Group OYJ (I)	8,977	3,070
Ahlstrom OYJ	63	589
Alma Media OYJ (I)	4,110	16,029
Amer Sports OYJ	13,005	260,418
Apetit OYJ	696	14,535
Atria PLC	1,021	8,964
Cargotec Corp. OYJ, B Shares	4,313	143,587
Caverion Corp.	17,750	135,442
Citycon OYJ	7,889	26,304
Cramo OYJ	2,993	42,233
Elektrobit OYJ	2,752	10,077
Elisa OYJ, Class A	1,509	39,976
F-Secure OYJ	7,159	22,459
Finnair OYJ (I)	3,281	10,339
Finnlines OYJ (I)	4,379	83,377
Fiskars OYJ Abp	3,512	89,990
HKScan OYJ, A Shares	316	1,345
Huhtamaki OYJ	5,884	161,129
Ilkka-Yhtyma OYJ	1,535	4,163
Kemira OYJ	8,272	108,828
Kesko OYJ, B Shares	1,660	59,251
Konecranes OYJ	4,353	116,741
Lassila & Tikanoja OYJ	27	456
Metsa Board OYJ	37,119	164,659
Olvi OYJ	1,172	35,399
Oriola-KD OYJ, B Shares (I)	4,895	14,574
Orion OYJ, Class A	380	14,781
Orion OYJ, Class B	3,133	122,330
Outokumpu OYJ (I)	2,046	14,180
Outotec OYJ	13,940	105,470
PKC Group OYJ	1,616	32,713
Poyry OYJ (I)	2,864	11,886
Raisio OYJ	8,267	39,781
Ramirent OYJ	4,765	37,385
Rapala VMC OYJ	2,298	15,422
Stockmann OYJ ABP, Class B	3,940	42,873
Technopolis OYJ	63	319
Tieto OYJ	4,223	106,398
Tikkurila OYJ	2,068	43,058
Uponor OYJ	4,437	59,637

The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Vacon PLC	1,516	$64,454
Vaisala OYJ, A Share	206	5,435
YIT OYJ	12,581	96,634
		2,386,690
France - 4.0%
ABC Arbitrage	1,757	10,363
Air France-KLM (I)(L)	2,943	27,559
Akka Technologies SA	304	10,284
Albioma SA	1,834	44,975
Alten SA	1,830	78,440
Altran Technologies SA	10,778	111,190
April	1,212	24,274
Assystem SA	1,693	35,627
Beneteau SA (I)	2,042	32,635
BioMerieux SA	698	72,274
Boiron SA	604	50,472
Bonduelle SCA	1,470	37,598
Bongrain SA	189	13,855
Burelle SA	28	20,834
Cegedim SA (I)	186	5,859
Cegid SA	129	4,822
Cie des Alpes (I)	105	2,097
Club Mediterranee SA (I)	1,557	44,346
Compagnie Plastic Omnium SA	4,529	108,141
Derichebourg SA	3,125	8,263
Electricite de Strasbourg SA	81	11,156
Eramet (I)	341	35,912
Etablissements Maurel et Prom SA (I)	7,666	107,875
Faiveley Transport	600	38,262
Faurecia	3,465	110,645
Financiere Marc de Lacharriere SA	937	68,171
GameLoft SA (I)	4,378	29,103
GL Events SA	213	4,020
Groupe Crit	163	8,823
Groupe Fnac (I)	243	9,031
Guerbet SA	272	14,029
Haulotte Group SA	962	14,992
Havas SA	18,362	141,844
Ingenico SA	2,733	279,107
Interparfums SA	692	17,814
Ipsen SA	1,062	52,219
IPSOS	2,286	58,320
Jacquet Metal Service	1,278	25,054
Korian-Medica SA	1,760	66,435
Lagardere SCA	4,640	124,167
Lectra SA	2,262	23,150
LISI SA	1,205	35,012
Manitou BF SA (I)	880	13,927
Mersen	1,171	28,661
Metropole Television SA	4,400	71,097
Montupet SA	473	30,672
Naturex	388	25,739
Neopost SA	2,259	166,152
Nexans SA (I)	2,392	89,985
Nexity SA	2,360	87,138
Norbert Dentressangle SA	282	40,670
Orpea SA	2,836	176,217
Parrot SA (I)	755	16,429
Pierre & Vacances SA (I)	142	4,358
Rallye SA	1,771	77,361
Recylex SA (I)	3,196	9,356
Robertet SA	135	27,951
Rubis SCA	2,816	162,215
Saft Groupe SA	2,037	69,452
Sartorius Stedim Biotech	289	48,251
SEB SA	1,179	88,907
Seche Environnement SA	335	9,639
Societe d’Edition de Canal Plus	4,916	36,707
Societe Internationale de
Plantations d’Heveas SA	50	2,211
Societe Television Francaise 1	8,404	113,251
SOITEC (I)	26,447	72,691
Solocal Group (I)	13,413	9,504
Somfy SA	271	85,517
Sopra Group SA	1,200	108,774
STEF SA	804	52,443
Synergie SA	557	12,926
Technicolor SA (I)	12,585	82,092
Teleperformance SA	4,507	278,750
Theolia SA (I)	4,793	5,412
Thermador Groupe	96	9,124
Trigano SA (I)	613	13,986
UBISOFT Entertainment SA (I)	7,613	124,846
Valneva SE (I)	1,450	9,722
Vetoquinol SA	56	2,549
Vicat SA	878	56,846
Viel & Compagnie SA	5,712	13,927
Vilmorin & Compagnie SA	668	71,392
Virbac SA	350	73,609
		4,499,505
Gabon - 0.0%
Total Gabon SA	20	9,668
Germany - 4.8%
Aareal Bank AG	4,192	181,243
ADVA Optical Networking SE (I)	2,463	9,039
Amadeus Fire AG	558	38,944
Aurubis AG	5,323	262,218
Balda AG	2,487	9,475
Bauer AG (I)	314	5,388
BayWa AG	921	39,597
Bechtle AG	1,391	106,143
Bertrandt AG	483	61,632
Bijou Brigitte AG	340	23,584
Biotest AG	238	23,470
Borussia Dortmund GmbH &
Company KGaA (I)	1,536	8,459
Borussia Dortmund GmbH & Company KGaA	4,233	23,827
CANCOM SE	1,347	51,895
Carl Zeiss Meditec AG	1,467	42,571
Celesio AG	500	16,601
CENTROTEC Sustainable AG	476	9,132
Cewe Color Holding AG	626	41,269
comdirect bank AG	2,610	26,930
CompuGroup Medical AG	739	17,685
CTS Eventim AG	3,354	94,515
Delticom AG	491	10,723
Deutsche Beteiligungs AG	423	11,453
Deutz AG	4,916	25,923
Dialog Semiconductor PLC (I)	5,136	143,402
DMG MORI SEIKI AG	5,880	165,149
Draegerwerk AG & Company KGaA	82	6,611
Drillisch AG	3,170	106,234
Duerr AG	2,207	160,159
Elmos Semiconductor AG	566	10,629
ElringKlinger AG	2,576	75,907

The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Evotec AG (I)	2,885	$11,223
Freenet AG	9,134	236,836
Gerresheimer AG	2,768	179,068
Gerry Weber International AG	2,449	96,445
Gesco AG	295	25,500
GFK AG	361	15,652
GFT Technologies AG	961	13,787
Grammer AG	1,191	45,838
Grenkeleasing AG	129	12,639
Hamburger Hafen und Logistik AG	2,218	52,704
Heidelberger Druckmaschinen AG (I)	25,560	71,154
Homag Group AG	498	17,031
Hornbach Baumarkt Ag	249	9,406
Indus Holding AG	2,123	102,916
Init Innovation In Traffic Systems AG	106	2,894
Isra Vision AG	212	12,950
Jenoptik AG	2,839	31,747
Kloeckner & Company SE (I)	7,645	104,757
Kontron AG (I)	2,482	15,512
Krones AG	1,102	95,574
KUKA AG	2,124	128,104
KWS Saat AG	206	72,547
Leoni AG	3,125	169,616
LPKF Laser & Electronics AG	2,164	37,774
Manz AG (I)	233	21,483
Medigene Ag (I)	760	3,783
MLP AG	5,864	32,627
MTU Aero Engines Holding AG	974	82,866
Muehlbauer Holding AG & Company KGaA	156	3,561
MVV Energie AG	884	26,657
Nemetschek AG	498	47,951
Nordex SE (I)	5,058	92,383
Norma Group SE	2,413	100,556
OHB AG	399	9,997
Patrizia Immobilien AG (I)	3,790	50,738
Pfeiffer Vacuum Technology AG	173	14,537
PNE Wing AG	4,544	13,932
Puma SE	194	44,872
QSC AG	6,549	18,413
Rational AG	122	36,262
Rheinmetall AG	3,081	147,403
Rhoen-Klinikum AG	5,385	162,991
SAF-Holland SA	4,007	49,188
Salzgitter AG	2,631	90,267
Schaltbau Holding AG	493	29,483
Singulus Technologies AG (I)	4,168	5,718
Sixt SE	1,292	41,409
SMA Solar Technology AG (I)	916	24,062
Software AG	4,608	113,687
Stada Arzneimittel AG	4,642	183,890
STRATEC Biomedical AG	58	3,007
Stroeer Media AG	2,153	47,338
Suedzucker AG	666	10,407
Suss Microtec AG (I)	2,259	13,568
TAG Immobilien AG	365	4,126
Takkt AG	1,841	31,364
Tom Tailor Holding AG (I)	710	12,414
TUI AG	12,516	186,384
Vossloh AG	351	23,756
VTG AG	1,231	23,006
Wacker Neuson SE	1,547	29,463
Wincor Nixdorf AG	2,415	123,507
XING AG	155	16,472
		5,345,009
Gibraltar - 0.1%
888 Holdings PLC	12,231	25,716
Bwin.Party Digital Entertainment PLC	46,527	68,254
		93,970
Greece - 0.0%
Alapis Holding Industrial
and Commercial SA (I)	3,303	171
TT Hellenic Postbank SA (I)	12,594	0
		171
Guernsey, Channel Islands - 0.0%
Raven Russia, Ltd. (I)	6,941	7,267
Tethys Petroleum, Ltd. (I)	5,500	1,522
		8,789
Hong Kong - 2.9%
Allied Group, Ltd.	26,000	109,704
Allied Properties HK, Ltd.	282,000	52,250
Apac Resources, Ltd. (I)	68,431	1,818
APT Satellite Holdings, Ltd.	21,500	30,520
Asia Satellite Telecom Holdings Company, Ltd.	2,500	8,371
Associated International Hotels, Ltd.	44,000	124,629
Bonjour Holdings, Ltd.	162,800	22,400
Brightoil Petroleum Holdings Ltd (I)	75,000	23,303
Brockman Mining, Ltd. (I)	740,840	32,906
Cafe de Coral Holdings, Ltd.	12,000	40,466
Champion Technology Holdings, Ltd.	545,220	12,436
Chen Hsong Holdings	10,000	2,745
Cheuk Nang Holdings, Ltd.	3,114	2,808
China Billion Resources, Ltd. (I)	97,920	0
China Energy Development Holdings, Ltd. (I)	634,000	19,430
China Metal International Holdings, Inc.	12,000	4,377
China Renji Medical Group, Ltd. (I)	99,900	3,666
China Solar Energy Holdings Ltd. (I)	42,500	985
Chow Sang Sang Holdings International, Ltd.	19,000	45,263
Chuang’s Consortium International, Ltd.	30,948	3,788
CITIC Telecom International Holdings, Ltd.	112,000	41,824
CK Life Sciences International Holdings, Inc.	416,000	42,318
CP Lotus Corp. (I)	220,000	5,294
Cross-Harbour Holdings, Ltd.	18,000	15,692
CSI Properties, Ltd	245,066	10,264
CST Mining Group, Ltd. (I)	2,210,240	12,240
Dah Sing Banking Group, Ltd.	34,400	61,268
Dah Sing Financial Holdings, Ltd.	15,720	95,553
Dickson Concepts International, Ltd.	29,000	15,721
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Entertainment Hotel, Ltd.	40,000	10,942
Emperor International Holdings, Ltd.	97,333	21,072
Esprit Holdings, Ltd.	42,000	54,298
eSun Holdings, Ltd. (I)	74,000	7,897
Far East Consortium International, Ltd.	116,912	42,420
Fortune Oil PLC (L)	242,039	33,650
Future Bright Holdings, Ltd.	6,000	2,459
G-Resources Group, Ltd. (I)	2,014,800	51,315
Get Nice Holdings, Ltd.	394,000	18,486
Giordano International, Ltd.	76,000	41,111
Glorious Sun Enterprises, Ltd.	64,000	13,796
Goldin Properties Holdings, Ltd. (I)	47,000	30,201
Haitong International Securities Group, Ltd.	33,598	19,302
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Harbour Centre Development, Ltd.	46,000	82,935

The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
HKR International, Ltd.	75,200	$35,625
Hong Kong Aircraft
Engineering Company, Ltd.	2,000	22,151
Hong Kong Ferry Holdings Company	29,000	29,725
Hongkong Chinese, Ltd.	4,000	907
Hopewell Holdings, Ltd.	10,000	35,001
Hsin Chong Construction Group, Ltd.	170,000	20,782
Hung Hing Printing Group, Ltd.	82,000	11,624
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	136,000	54,418
Imagi International Holdings, Ltd. (I)	106,250	2,640
IT, Ltd.	44,601	15,094
Johnson Electric Holdings, Ltd.	7,000	26,515
K Wah International Holdings, Ltd.	157,312	87,540
King Stone Energy Group, Ltd. (I)	61,000	1,946
Kowloon Development Company, Ltd.	22,000	25,455
Lai Sun Development (I)	230,000	5,492
Lifestyle International Holdings, Ltd.	25,500	47,881
Lippo China Resources, Ltd.	36,000	1,413
Liu Chong Hing Investment	16,000	19,844
Luk Fook Holdings International, Ltd.	30,000	87,259
Man Wah Holdings, Ltd.	14,800	21,730
Midland Holdings, Ltd. (I)	48,000	23,390
Natural Beauty Bio-Technology, Ltd.	20,000	1,492
New Times Energy Corp. Ltd. (I)	26,300	1,149
NewOcean Energy Holdings, Ltd.	106,000	53,226
Orient Overseas International, Ltd.	2,500	13,819
Pacific Andes International Holdings, Ltd.	218,671	10,539
Pacific Basin Shipping, Ltd.	166,000	89,562
Pacific Textile Holdings, Ltd.	54,000	66,466
Paliburg Holdings, Ltd.	46,000	14,976
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Oil, Ltd. (I)	186,000	5,003
Pico Far East Holdings, Ltd.	100,000	22,578
Playmates Holdings, Ltd.	7,800	7,376
Playmates Toys, Ltd.	8,000	1,835
Png Resources Holdings Ltd.	88,800	4,289
Polytec Asset Holdings, Ltd.	150,000	21,264
PYI Corp., Ltd.	372,000	7,997
Regal Hotels International Holdings, Ltd.	36,000	21,834
SA SA International Holdings, Ltd. (L)	72,000	49,328
SEA Holdings, Ltd.	4,000	2,392
Shun Tak Holdings, Ltd.	144,250	70,803
Sing Tao News Corp., Ltd.	108,000	15,558
Singamas Container Holdings, Ltd.	114,000	20,838
SmarTone Telecommunications Holdings, Ltd.	39,500	55,014
SOCAM Development, Ltd. (I)	16,674	13,542
South China (China), Ltd. (I)	256,000	21,510
Stella International Holdings, Ltd.	20,000	51,897
Sun Hung Kai & Company, Ltd.	25,000	17,853
TAI Cheung Holdings, Ltd.	46,000	36,013
Tao Heung Holdings, Ltd.	14,000	7,753
Television Broadcasts, Ltd.	12,400	73,746
Texwinca Holdings, Ltd.	28,000	24,025
Titan Petrochemicals Group, Ltd. (I)	500,000	15,841
Tradelink Electronic Commerce, Ltd.	50,000	10,381
Transport International Holdings, Ltd.	19,200	35,350
Trinity, Ltd.	74,000	20,015
United Laboratories
International Holdings, Ltd. (I)	16,000	12,049
Upbest Group, Ltd.	148,000	23,682
Value Partners Group, Ltd.	62,000	45,316
Varitronix International, Ltd.	18,000	14,521
Victory City International Holdings, Ltd.	105,827	15,928
Vitasoy International Holdings, Ltd.	86,000	109,554
VST Holdings, Ltd.	75,200	22,508
Wai Kee Holdings, Ltd.	68,000	19,504
Wing Tai Properties, Ltd.	102,000	66,199
Xinyi Glass Holdings, Ltd.	159,000	98,928
YGM Trading, Ltd.	10,000	21,865
Yugang International, Ltd.	312,000	4,251
		3,187,924
India - 0.0%
Vedanta Resources PLC	2,671	43,037
Ireland - 1.7%
Aer Lingus Group PLC	15,850	28,345
Beazley PLC	47,871	210,508
C&C Group PLC	31,161	165,563
DCC PLC	6,369	352,573
Endo International PLC (I)	1,633	112,274
FBD Holdings PLC	1,839	34,039
Glanbia PLC	6,597	95,268
Grafton Group PLC	18,960	191,634
Greencore Group PLC	27,309	103,260
Henderson Group PLC	72,524	236,793
IFG Group PLC	8,615	17,152
Irish Continental Group PLC	3,794	13,202
Kingspan Group PLC	10,256	163,082
Paddy Power PLC	309	22,264
Smurfit Kappa Group PLC	2,832	61,900
UDG Healthcare PLC	20,187	108,113
		1,915,970
Isle of Man - 0.0%
Hansard Global PLC	6,816	11,133
Playtech PLC	1,049	12,179
		23,312
Israel - 0.7%
Africa Israel Investments, Ltd. (I)	7,409	12,839
Airport City, Ltd. (I)	1,528	15,442
Amot Investments, Ltd.	883	2,899
Cellcom Israel, Ltd. (I)	2,791	30,788
Ceragon Networks, Ltd. (I)	220	546
Clal Biotechnology Industries, Ltd. (I)	3,950	4,382
Clal Insurance Enterprise Holdings, Ltd. (I)	2,775	47,096
Compugen, Ltd. (I)	1,251	10,941
Delek Automotive Systems, Ltd.	4,159	45,144
Delta Galil Industries, Ltd.	618	17,957
Electra, Ltd.	37	5,190
EZchip Semiconductor, Ltd. (I)(L)	900	21,708
Frutarom Industries, Ltd.	2,853	72,395
Gilat Satellite Networks, Ltd. (I)	900	4,386
Hadera Paper, Ltd. (I)	244	9,375
Harel Insurance Investments &
Financial Services, Ltd.	10,502	56,769
Israel Discount Bank, Ltd., Class A (I)	638	1,097
Ituran Location & Control, Ltd.	1,195	25,115
Jerusalem Oil Exploration (I)	782	33,707
Kamada, Ltd. (I)	1,616	7,293
Matrix IT, Ltd.	2,095	11,317
Mazor Robotics, Ltd. (I)	891	5,202
Melisron, Ltd.	420	11,298
Menorah Mivtachim Holdings, Ltd.	1,766	20,120
Mivtach Shamir Holdings, Ltd.	397	11,751
Naphtha Israel Petroleum Corp., Ltd. (I)	2,030	14,347

The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Nitsba Holdings 1995, Ltd. (I)	2,317	$37,851
Nova Measuring Instruments, Ltd. (I)	376	4,071
Oil Refineries, Ltd. (I)	53,675	19,619
Ormat Industries, Ltd.	7,009	49,372
Partner Communications Company, Ltd. (I)	2,939	20,933
Paz Oil Company, Ltd.	378	59,652
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	711	35,175
Shikun & Binui, Ltd.	16,067	39,997
Shufersal, Ltd.	9,143	25,787
The Phoenix Holdings, Ltd.	2,821	9,075
Tower Semiconductor, Ltd. (I)	2,675	27,218
		827,854
Italy - 3.5%
A2A SpA	67,835	67,059
ACEA SpA	8,580	103,851
Aeroporto di Venezia Marco Polo SpA	841	13,990
Amplifon SpA	9,264	51,790
Ansaldo STS SpA	10,934	123,235
Arnoldo Mondadori Editore SpA (I)	12,613	12,863
Ascopiave SpA	2,314	5,251
Astaldi SpA	4,499	34,168
Autogrill SpA (I)	9,730	76,350
Azimut Holding SpA	15,042	378,655
Banca Generali SpA	4,148	109,291
Banca IFIS SpA	1,301	25,685
Banca Popolare dell’Emilia Romagna SC (I)	28,867	228,257
Banca Popolare dell’Etruria e del Lazio (I)	13,061	10,702
Banca Popolare di Milano Scarl (I)	205,710	164,789
Banca Popolare di Sondrio SCARL	17,792	76,311
Banca Profilo SpA	24,032	10,423
Biesse SpA	1,877	19,206
Brembo SpA	2,573	84,056
Buzzi Unicem SpA	4,611	62,687
Cairo Communication SpA	2,348	16,460
Cementir SpA	6,150	36,626
CIR-Compagnie Industriali Riunite SpA (I)	39,165	44,357
Credito Emiliano SpA	9,474	78,029
Credito Valtellinese Scarl (I)	79,817	90,201
Danieli & C Officine Meccaniche SpA	2,311	59,415
Datalogic SpA	981	10,176
Davide Campari Milano SpA	9,928	71,508
De’Longhi SpA	2,796	56,026
DeA Capital SpA (I)	4,665	8,467
DiaSorin SpA	2,304	86,371
Ei Towers SpA (I)	1,086	57,491
Engineering SpA	449	22,350
ERG SpA	6,865	84,364
Esprinet SpA	3,554	28,189
Eurotech SpA (I)	1,562	3,504
Falck Renewables SpA	20,060	26,852
Geox SpA (L)(I)	8,390	27,902
Gruppo Editoriale L’Espresso SpA (I)	18,304	23,510
Hera SpA	62,355	165,002
IMMSI SpA (I)	6,756	4,682
Indesit Company SpA (I)	2,066	27,801
Industria Macchine Automatiche SpA	235	7,775
Interpump SpA	6,839	85,808
Iren SpA	48,658	61,012
Italcementi SpA	8,870	56,640
Italmobiliare SpA	827	26,652
Juventus Football Club SpA (I)	23,150	6,676
Landi Renzo SpA (I)	3,939	5,415
Maire Tecnimont SpA (I)	10,323	24,750
MARR SpA	2,608	40,415
Piaggio & C SpA (I)	17,916	48,159
Recordati SpA	11,787	192,778
Reply SpA	376	29,347
Safilo Group SpA (I)	2,378	32,353
Salvatore Ferragamo Italia SpA	966	26,438
Saras SpA (I)	23,795	23,998
Societa Cattolica di Assicurazioni SCRL	4,776	83,125
Societa Iniziative Autostradali e Servizi SpA	5,263	56,421
Sogefi SpA (I)	3,551	12,891
SOL SpA	2,802	21,957
Sorin SpA (I)	28,116	68,708
Trevi Finanziaria Industriale SpA	4,195	29,687
Unipol Gruppo Finanziario SpA	18,195	87,641
Vittoria Assicurazioni SpA	2,112	25,596
World Duty Free SpA (I)	4,187	47,723
Yoox SpA (I)	3,137	71,808
Zignago Vetro SpA	1,669	11,351
		3,873,026
Japan - 22.4%
Accordia Golf Company, Ltd.	7,900	82,931
Achilles Corp.	10,000	14,002
Adastria Holdings Company, Ltd.	1,810	35,292
ADEKA Corp.	8,700	115,122
Advan Company, Ltd.	500	5,474
Aeon Delight Company, Ltd.	200	4,863
Ai Holdings Corp.	3,400	68,787
Aica Kogyo Company, Ltd.	4,700	99,862
Aichi Corp.	3,200	15,228
Aichi Steel Corp.	10,000	36,732
Aida Engineering, Ltd.	4,500	45,728
Ain Pharmaciez, Inc.	400	9,138
Aiphone Company, Ltd.	1,300	22,516
Airport Facilities Company, Ltd.	1,200	8,207
Aisan Industry Company, Ltd.	2,500	19,684
Akebono Brake Industry Company, Ltd.	2,300	9,716
Alpen Company, Ltd.	1,700	26,180
Alpha Systems, Inc.	840	12,256
Alpine Electronics, Inc.	3,300	54,488
Amano Corp.	6,100	65,233
Anest Iwata Corp.	1,800	13,146
Anritsu Corp.	9,800	74,669
AOKI Holdings, Inc.	4,000	46,035
Aoyama Trading Company, Ltd.	700	16,315
Arc Land Sakamoto Company, Ltd.	1,200	28,125
Arcs Company, Ltd.	3,125	65,375
Ariake Japan Company, Ltd.	1,900	42,590
Arisawa Manufacturing Company, Ltd.	2,900	20,264
Arrk Corp. (I)	4,200	5,929
As One Corp.	1,400	43,954
Asahi Company, Ltd.	1,500	16,809
Asahi Diamond Industrial Company, Ltd.	5,000	72,397
Asahi Holdings, Inc.	1,800	32,208
Asahi Intecc Company, Ltd.	1,000	45,777
Asahi Organic Chemicals
Industry Company, Ltd.	6,000	14,599
Asatsu-DK, Inc.	2,300	57,692
ASKA Pharmaceutical Company, Ltd.	1,600	20,561
Atom Corp.	2,000	10,792
Atsugi Company, Ltd.	12,000	12,367
Autobacs Seven Company, Ltd.	4,300	66,779
Avex Group Holdings, Inc.	3,400	51,545

The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Axell Corp.	100	$1,545
Axial Retailing, Inc.	1,300	24,751
Azbil Corp.	500	12,270
Bando Chemical Industries, Ltd.	5,000	19,627
Bank of the Ryukyus, Ltd.	3,000	47,390
Belc Company, Ltd.	800	21,986
Belluna Company, Ltd.	2,100	9,226
Bic Camera, Inc.	3,300	31,104
Bit-isle, Inc.	1,100	6,034
BML, Inc.	900	28,407
Bookoff Corp.	1,400	10,698
Broadleaf Co Ltd.	500	8,045
Bunka Shutter Company, Ltd.	5,000	44,601
CAC Corp.	1,500	17,980
Calsonic Kansei Corp.	3,000	16,321
Can Do Company, Ltd.	900	13,838
Canon Electronics, Inc.	1,700	31,402
Capcom Company, Ltd.	900	14,126
Cawachi, Ltd.	1,400	23,977
Central Glass Company, Ltd.	19,000	67,262
Chino Corp.	400	4,638
Chiyoda Company, Ltd.	2,600	52,551
Chiyoda Integre Company, Ltd.	800	10,997
Chofu Seisakusho Company, Ltd.	2,100	57,125
Chubu Shiryo Company, Ltd.	2,000	12,432
Chudenko Corp.	2,600	42,518
Chuetsu Pulp & Paper Company, Ltd.	5,000	8,333
Chugai Mining Company, Ltd. (I)	34,900	9,560
Chugai Ro Company, Ltd.	5,000	10,460
Chugoku Marine Paints, Ltd.	4,000	30,060
CKD Corp.	5,400	49,053
Clarion Company, Ltd. (I)(L)	8,000	35,053
Cleanup Corp.	2,100	18,167
CMK Corp.	5,400	14,263
Coca-Cola West Company, Ltd.	600	8,737
Cocokara Fine, Inc.	1,540	40,284
Colowide Company, Ltd.	1,200	14,141
CONEXIO Corp.	1,900	18,838
Corona Corp.	300	3,179
Cosel Company, Ltd.	1,200	14,263
Cosmo Oil Company, Ltd.	34,000	57,325
Cybozu, Inc.	4,000	13,734
Dai Nippon Toryo Company, Ltd.	12,000	17,394
Dai-Dan Company, Ltd.	2,000	11,388
Daibiru Corp.	3,400	39,051
Daido Metal Company, Ltd.	3,000	39,012
Daidoh, Ltd.	2,000	9,973
Daifuku Company, Ltd.	6,500	76,521
Daihen Corp.	8,000	31,103
Daiichi Jitsugyo Company, Ltd.	4,000	22,400
Daiichikosho Company, Ltd.	1,100	29,571
Daiken Corp.	5,000	13,091
Daiken Medical Company, Ltd.	200	3,955
Daikoku Denki Company, Ltd.	800	14,076
Daikyo, Inc.	19,000	35,559
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	37,536
Dainippon Screen
Manufacturing Company, Ltd.	12,000	61,290
Daio Paper Corp.	7,000	59,401
Daiseki Company, Ltd.	2,900	54,047
Daiso Company, Ltd.	7,000	22,913
Daisyo Corp.	800	9,804
Daiwa Industries, Ltd.	2,000	15,132
Daiwabo Holdings Company, Ltd.	17,000	32,934
DCM Holdings Company, Ltd.	7,700	52,792
Denki Kogyo Company, Ltd.	5,000	28,611
Denyo Company, Ltd.	900	12,273
Descente, Ltd.	4,000	34,532
Doshisha Company, Ltd.	2,400	41,161
Doutor Nichires Holdings Company, Ltd.	2,900	45,956
Dr. Ci:Labo Company, Ltd.	1,200	39,257
DTS Corp.	1,700	35,611
Dunlop Sports Company, Ltd.	1,300	15,014
Duskin Company, Ltd.	5,000	81,709
Dwango Company, Ltd. (L)	1,300	26,895
Dydo Drinco, Inc.	1,200	47,394
Eagle Industry Company, Ltd.	2,000	40,633
EDION Corp.	6,100	38,545
Eiken Chemical Company, Ltd.	1,400	23,934
Eizo Corp.	1,500	34,594
Elematec Corp.	700	13,387
en-japan, Inc.	400	7,770
EPS Corp.	1,800	23,268
ESPEC Corp.	1,600	15,269
Excel Company, Ltd.	900	18,479
Exedy Corp.	1,000	25,331
F@N Communications Inc.	2,000	22,921
Fancl Corp.	2,600	31,909
FCC Company, Ltd.	2,800	45,533
FDK Corp. (I)	11,000	18,484
Ferrotec Corp.	2,600	15,296
Fields Corp.	1,500	21,990
Financial Products Group Co Ltd.	900	8,385
Foster Electric Company, Ltd.	2,100	30,238
FP Corp.	1,100	30,734
France Bed Holdings Company, Ltd.	11,000	18,954
Fudo Tetra Corp.	10,800	27,336
Fuji Company, Ltd.	2,100	41,633
Fuji Corp., Ltd.	100	558
Fuji Electronics Company, Ltd.	800	10,065
Fuji Kyuko Company, Ltd.	1,000	11,357
Fuji Oil Company, Ltd.	4,400	15,561
Fuji Oil Company, Ltd. (Osaka)	5,800	85,688
Fuji Seal International, Inc.	1,700	53,361
Fuji Soft, Inc.	1,800	43,930
Fujibo Holdings, Inc.	7,000	20,549
Fujicco Company, Ltd.	2,000	25,886
Fujikura Kasei Company, Ltd.	2,000	10,105
Fujikura, Ltd.	15,000	72,213
Fujimi, Inc.	500	7,075
Fujimori Kogyo Company, Ltd.	1,100	33,001
Fujisash Company, Ltd. (I)	4,900	7,091
Fujitec Company, Ltd.	5,000	54,575
Fujitsu General, Ltd.	5,000	61,420
Fujiya Company, Ltd.	6,000	10,760
Fukushima Industries Corp.	1,200	23,073
Funai Consulting, Ltd.	2,000	18,456
Funai Electric Company, Ltd.	2,600	26,680
Furukawa Company, Ltd.	19,000	39,299
Furukawa Electric Company, Ltd.	7,000	14,067
Furuno Electric Company, Ltd.	2,400	23,680
Fuso Pharmaceutical Industries, Ltd.	5,000	14,864
Futaba Corp.	2,900	43,574
Futaba Industrial Company, Ltd.	3,400	19,754
Future Architect, Inc.	200	1,178

The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fuyo General Lease Company, Ltd.	1,700	$66,438
G-Tekt Corp.	600	5,732
Gakken Company, Ltd.	4,000	10,093
Gecoss Corp.	400	6,129
Geo Corp.	3,900	33,606
GLOBERIDE, Inc.	10,000	12,675
GMO Payment Gateway, Inc.	600	13,558
Godo Steel, Ltd.	16,000	23,481
Goldcrest Company, Ltd.	1,690	30,812
Goldwin, Inc.	5,000	25,746
Gulliver International Company, Ltd.	5,500	46,787
Gun-Ei Chemical Industry Company, Ltd.	4,000	13,400
Gunze, Ltd.	13,000	36,520
H20 Retailing Corp.	2,835	47,468
Hakuto Company, Ltd.	1,300	13,106
Hamakyorex Company, Ltd.	500	17,320
Hanwa Company, Ltd.	14,000	52,358
Happinet Corp.	1,000	15,968
Harima Chemicals, Inc.	2,000	9,780
Hazama Ando Corp.	10,090	64,517
Heiwa Corp.	600	11,855
Heiwa Real Estate Company, Ltd.	2,800	44,110
Heiwado Company, Ltd.	2,000	33,618
Hibiya Engineering, Ltd.	1,500	21,704
Hiday Hidaka Corp.	984	26,106
Higashi Nihon House Company Ltd.	1,000	4,835
Higo Bank, Ltd.	5,000	27,503
Hioki EE Corp.	500	7,821
Hiramatsu, Inc.	300	1,741
Hisaka Works, Ltd.	2,000	18,838
Hitachi Koki Company, Ltd.	5,700	49,630
Hitachi Kokusai Electric, Inc.	4,000	56,406
Hitachi Transport System, Ltd.	2,200	28,419
Hitachi Zosen Corp.	13,600	80,222
Hodogaya Chemical Company, Ltd.	7,000	12,317
Hogy Medical Company, Ltd.	1,200	63,595
Hokkaido Gas Company, Ltd.	3,000	7,982
Hokkan Holdings, Ltd.	5,000	13,593
Hokuetsu Industries Company, Ltd.	2,000	20,381
Hokuetsu Paper Mills, Ltd.	9,500	38,991
Hokuto Corp.	1,600	28,869
Honeys Company, Ltd.	1,350	14,243
Hoosiers Holdings Company, Ltd.	1,500	6,858
Horiba, Ltd.	2,500	90,659
Hosiden Corp.	4,400	23,837
Hosokawa Micron Corp.	3,000	17,806
Hyakujushi Bank, Ltd.	21,000	67,251
IBJ Leasing Company, Ltd.	1,900	44,230
Ichikoh Industries, Ltd.	4,000	9,930
Ichiyoshi Securities Company, Ltd.	2,800	33,556
ICOM, Inc.	500	12,532
Idec Corp.	2,500	20,848
Ihara Chemical Industry Company, Ltd.	3,400	31,026
Iino Kaiun Kaisha, Ltd.	5,200	29,670
Ikegami Tsushinki Company, Ltd.	4,000	4,637
Ikyu Corp.	200	2,747
Imasen Electric Industrial	1,700	35,798
Imperial Hotel, Ltd.	200	4,341
Inaba Denki Sangyo Company, Ltd.	1,600	53,776
Inaba Seisakusho Company, Ltd.	200	2,424
Inabata & Company, Ltd.	5,100	51,404
Inageya Company, Ltd.	2,900	31,265
Ines Corp.	2,700	22,821
Intage, Inc.	1,600	20,105
Internet Initiative Japan, Inc.	2,400	48,204
Inui Steamship Company, Ltd.	2,500	8,548
Iriso Electronics Company, Ltd.	200	15,914
Iseki & Company, Ltd.	12,000	29,446
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	26,241
IT Holdings Corp.	6,500	113,612
Itochu Enex Company, Ltd.	5,900	37,997
Itochu-Shokuhin Company, Ltd.	600	19,819
Itoham Foods, Inc.	12,000	57,505
IwaiCosmo Holdings, Inc.	900	8,977
Iwatani Corp.	11,000	76,137
J-Oil Mills, Inc.	9,000	29,668
Jalux, Inc.	1,000	11,550
Jamco Corp.	100	2,220
Janome Sewing Machine Company, Ltd. (I)	12,000	19,250
Japan Aviation Electronics Industry, Ltd.	4,000	91,240
Japan Communications, Inc. (I)	6,000	33,263
Japan Digital Laboratory Company, Ltd.	1,500	27,768
Japan Drilling Company, Ltd.	400	17,947
Japan Pulp & Paper Company, Ltd.	6,000	18,053
Japan Radio Company, Ltd. (I)	3,000	10,415
Japan Transcity Corp., Ltd.	5,000	17,103
Japan Vilene Company, Ltd.	2,000	11,036
Jastec Company, Ltd.	400	3,260
JBCC Holdings, Inc.	1,900	14,039
Jin Company, Ltd.	800	21,554
JMS Company, Ltd.	1,000	2,707
Joshin Denki Company, Ltd.	3,000	26,830
Jowa Holdings Company, Ltd.	300	10,312
JSP Corp.	1,200	20,829
Juroku Bank, Ltd.	6,000	22,494
JVC Kenwood Corp.	9,070	22,672
K&O Energy Group, Inc.	1,500	19,562
kabu.com Securities Company, Ltd.	5,700	27,876
Kadokawa Holdings, Inc.	2,000	47,905
Kaga Electronics Company, Ltd.	1,100	12,682
Kaken Pharmaceutical Company, Ltd.	2,000	45,095
Kameda Seika Company, Ltd.	1,000	29,947
Kamei Corp.	2,000	14,524
Kanamoto Company, Ltd.	2,400	88,765
Kandenko Company, Ltd.	7,000	35,337
Kanematsu Corp.	40,000	64,282
Kanematsu Electronics, Ltd.	1,300	17,224
Kasumi Company, Ltd.	4,200	38,248
Katakura Industries Company, Ltd.	2,100	26,181
Kato Sangyo Company, Ltd.	2,200	46,089
Kawai Musical Instruments
Manufacturing Company, Ltd.	600	11,364
KEY Coffee, Inc.	800	11,995
Kimoto Company, Ltd.	3,000	8,663
Kintetsu World Express, Inc.	1,300	49,573
Kinugawa Rubber Industrial Company, Ltd.	3,000	12,753
Kissei Pharmaceutical Company, Ltd.	3,000	75,222
Kitz Corp.	7,800	38,927
Koa Corp.	2,300	24,281
Koatsu Gas Kogyo Company, Ltd.	3,000	16,188
Kohnan Shoji Company, Ltd.	1,800	20,039
Kohsoku Corp.	1,400	12,030
Kojima Company, Ltd.	3,000	8,393
Kokuyo Company, Ltd.	8,300	66,905
Komatsu Seiren Company, Ltd.	2,000	10,422
Komeri Company, Ltd.	500	11,359

The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Komori Corp.	6,300	$76,699
Konishi Company, Ltd.	1,100	19,735
Kumiai Chemical Industry Company, Ltd.	4,000	24,510
Kura Corp.	800	22,306
Kurabo Industries, Ltd.	16,000	27,139
Kureha Corp.	12,000	59,142
Kurimoto, Ltd.	10,000	21,790
Kuroda Electric Company, Ltd.	2,400	35,196
KYB Company, Ltd.	2,000	9,007
Kyodo Printing Company, Ltd.	8,000	28,589
Kyodo Shiryo Company, Ltd.	8,000	7,294
Kyoei Steel, Ltd.	1,100	20,456
Kyokuto Kaihatsu Kogyo Company, Ltd.	900	13,032
Kyokuyo Company, Ltd.	7,000	16,605
KYORIN Holdings, Inc.	3,100	62,953
Kyoritsu Maintenance Company, Ltd.	900	36,563
Kyosan Electric Manufacturing Company, Ltd.	2,000	6,395
Kyowa Exeo Corp.	6,700	87,022
Kyudenko Corp.	2,000	23,716
LEC, Inc.	700	7,193
Leopalace21 Corp. (I)	11,700	64,270
Life Corp.	2,700	42,792
Lintec Corp.	1,600	33,823
Lion Corp.	7,000	37,643
Macnica, Inc.	900	28,709
Maeda Corp.	10,000	80,220
Maeda Road Construction Company, Ltd.	3,000	46,630
Maezawa Kasei Industries Company, Ltd.	1,100	11,781
Maezawa Kyuso Industries Company, Ltd.	900	10,941
Makino Milling Machine Company, Ltd.	8,000	59,201
Mandom Corp.	1,400	48,270
Mani, Inc.	200	11,985
Mars Engineering Corp.	700	12,355
Marubun Corp.	200	1,312
Marudai Food Company, Ltd.	8,000	29,885
Maruha Nichiro Corp.	2,738	40,794
Marusan Securities Company, Ltd.	5,400	38,825
Maruwa Company, Ltd.	600	18,813
Marvelous AQL, Inc.	500	5,837
Matsuda Sangyo Company, Ltd.	1,400	16,380
Matsumotokiyoshi Holdings Company, Ltd.	500	14,758
Matsuya Foods Company, Ltd.	700	13,577
Max Company, Ltd.	3,000	34,473
Megmilk Snow Brand Company, Ltd.	4,600	60,123
Meidensha Corp.	17,000	67,037
Meiji Shipping Company, Ltd.	2,000	7,327
Meiko Network Japan Company, Ltd.	3,000	32,932
Meitec Corp.	2,700	80,256
Meito Sangyo Company, Ltd.	900	9,851
Melco Holdings, Inc.	1,200	22,905
Message Company, Ltd.	700	24,036
Milbon Company, Ltd.	1,056	35,055
Mimasu Semiconductor Industry Company, Ltd.	1,400	12,557
Ministop Company, Ltd.	1,100	15,333
Mirait Holdings Corp.	5,440	62,982
Misawa Homes Company, Ltd.	2,000	20,294
Mitsuba Corp.	3,400	59,418
Mitsubishi Paper Mills, Ltd. (I)	26,000	21,083
Mitsubishi Pencil Company, Ltd.	1,600	51,524
Mitsubishi Steel Manufacturing Company, Ltd.	10,000	22,227
Mitsuboshi Belting Company, Ltd.	4,000	26,241
Mitsui Engineering &
Shipbuilding Company, Ltd.	29,000	65,314
Mitsui High-Tec, Inc.	2,200	14,262
Mitsui Home Company, Ltd.	3,000	13,437
Mitsui Knowledge Industry Company, Ltd.	9,000	20,946
Mitsui Matsushima Company, Ltd.	10,000	12,594
Mitsui Mining & Smelting Company, Ltd.	6,000	15,979
Mitsui Sugar Company, Ltd.	8,000	26,786
Mitsui-Soko Company, Ltd.	3,000	11,107
Mitsuuroko Holdings Company, Ltd.	3,200	15,913
Miura Company, Ltd.	3,000	35,310
Miyazaki Bank, Ltd.	14,000	42,990
Mizuno Corp.	7,000	37,093
Mochida Pharmaceutical Company, Ltd.	200	13,507
Monex Group, Inc.	12,300	32,082
Monotaro Company, Ltd.	1,100	27,534
Morinaga & Company, Ltd.	14,000	30,243
Morinaga Milk Industry Company, Ltd.	14,000	44,945
Morita Holdings Corp.	3,000	31,330
MOS Food Services, Inc.	200	3,985
Moshi Moshi Hotline, Inc.	4,400	41,729
Musashi Seimitsu Industry Company, Ltd.	1,800	35,640
Musashino Bank, Ltd.	3,800	126,167
Nachi-Fujikoshi Corp.	11,000	80,444
Nagaileben Company, Ltd.	1,800	34,945
Nagatanien Company, Ltd.	2,000	19,602
Nakamuraya Company, Ltd.	3,000	11,768
Nakanishi, Inc.	300	11,044
Nakayama Steel Works, Ltd. (I)	11,000	8,514
NEC Capital Solutions, Ltd.	800	15,794
NEC Networks & System Integration Corp.	2,700	61,023
NET One Systems Company, Ltd.	6,400	36,971
Neturen Company, Ltd.	2,300	17,035
Nice Holdings, Inc.	6,000	11,868
Nichi-iko Pharmaceutical Company, Ltd.	3,100	50,180
Nichias Corp.	7,000	46,341
Nichicon Corp.	4,600	33,062
Nichiden Corp.	700	14,811
Nichiha Corp.	1,600	15,939
Nichii Gakkan Company, Ltd.	3,200	25,362
NICHIREI Corp.	12,000	50,455
Nichireki Company, Ltd.	2,000	16,781
Nifco, Inc.	2,700	83,272
Nihon Dempa Kogyo Company, Ltd.	1,800	14,566
Nihon Kagaku Sangyo Company, Ltd.	1,000	6,796
Nihon M&A Center, Inc.	2,400	69,626
Nihon Nohyaku Company, Ltd.	4,000	39,241
Nihon Parkerizing Company, Ltd.	4,000	91,453
Nihon Shokuhin Kako Company, Ltd.	2,000	6,512
Nihon Unisys, Ltd.	500	4,516
Nikkiso Company, Ltd.	5,100	56,216
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	26,358
Nippon Carbon Company, Ltd.	6,000	10,384
Nippon Ceramic Company, Ltd.	1,400	20,887
Nippon Chemi-Con Corp. (I)	11,000	33,639
Nippon Chemical Industrial Company, Ltd. (I)	7,000	10,084
Nippon Coke & Engineering Company, Ltd.	18,000	18,713
Nippon Denko Company, Ltd.	6,530	16,216
Nippon Densetsu Kogyo Company, Ltd.	4,300	68,930
Nippon Fine Chemical Company, Ltd.	800	5,826
Nippon Flour Mills Company, Ltd.	13,000	62,906
Nippon Formula Feed
Manufacturing Company, Ltd.	8,000	8,315
Nippon Gas Company, Ltd.	2,000	47,396

The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Hume Corp.	2,000	$16,752
Nippon Kanzai Company, Ltd.	700	18,543
Nippon Koei Company, Ltd.	8,000	32,714
Nippon Konpo Unyu Soko Company, Ltd.	6,000	100,610
Nippon Koshuha Steel Company, Ltd. (I)	8,000	8,104
Nippon Light Metal Holdings Company, Ltd.	43,000	61,948
Nippon Seiki Company, Ltd.	4,000	90,792
Nippon Sharyo, Ltd.	6,000	21,560
Nippon Sheet Glass Company, Ltd. (I)	11,000	12,136
Nippon Shinyaku Company, Ltd.	4,000	121,059
Nippon Soda Company, Ltd.	14,000	71,543
Nippon Steel & Sumikin Bussan Corp.	9,720	37,482
Nippon Steel & Sumikin Texeng Company, Ltd.	5,000	26,816
Nippon Suisan Kaisha, Ltd. (I)	15,600	41,092
Nippon Synthetic Chemical
Industry Company, Ltd.	3,000	21,625
Nippon Thompson Company, Ltd.	6,000	31,020
Nippon Valqua Industries, Ltd.	8,000	23,070
Nippon Yakin Kogyo Company, Ltd. (I)	10,000	25,344
Nipro Corp. (L)	7,000	58,136
Nishi-Nippon Railroad Company, Ltd.	14,000	52,807
Nishimatsu Construction Company, Ltd.	29,000	130,963
Nishimatsuya Chain Company, Ltd.	5,100	39,845
Nishio Rent All Company, Ltd.	800	30,884
Nissei ASB Machine Company, Ltd.	500	9,936
Nissei Build Kogyo Company, Ltd.	4,000	10,061
Nisshin Fudosan Company, Ltd.	5,800	24,654
Nisshin Oillio Group, Ltd.	13,000	43,744
Nisshin Steel Company, Ltd.	1,560	14,178
Nisshinbo Holdings, Inc.	9,000	75,680
Nissin Corp.	4,000	10,489
Nissin Electric Company, Ltd.	5,000	29,722
Nissin Kogyo Company, Ltd.	2,100	34,585
Nitta Corp.	2,300	55,888
Nittan Valve Company, Ltd.	1,200	3,731
Nittetsu Mining Company, Ltd.	6,000	24,501
Nitto Boseki Company, Ltd.	13,000	50,067
Nitto Kogyo Corp.	2,900	58,198
Nitto Kohki Company, Ltd.	1,000	19,368
Noevir Holdings Company, Ltd.	1,600	30,197
NOF Corp.	16,000	99,808
Nohmi Bosai, Ltd.	2,000	31,282
Nomura Company, Ltd.	3,200	29,693
Noritake Company, Ltd.	12,000	29,204
Noritsu Koki Company, Ltd.	1,900	11,181
Noritz Corp.	1,000	17,657
NS Solutions Corp.	1,500	44,658
NS United Shinwa Kaiun Kaisha, Ltd.	8,000	19,781
NSD Company, Ltd.	1,900	29,909
Obara Group, Inc.	1,400	51,347
Oenon Holdings, Inc.	6,000	13,439
Ohsho Food Service Corp.	700	27,062
Oiles Corp.	2,880	55,498
Okabe Company, Ltd.	3,900	42,790
Okamoto Industries, Inc.	7,000	26,581
Okamura Corp.	7,000	53,030
Oki Electric Industry Company, Ltd.	50,000	116,998
Okinawa Cellular Telephone Company	400	10,757
OKUMA Corp.	6,000	47,955
Okumura Corp.	12,000	70,107
Okura Industrial Company, Ltd.	4,000	14,275
Okuwa Company, Ltd.	3,000	27,008
Onoken Company, Ltd.	1,500	16,893
Onward Holdings Company, Ltd.	2,000	12,488
Optex Company, Ltd.	1,200	21,681
Organo Corp.	3,000	13,730
Origin Electric Company, Ltd.	3,000	11,299
Osaka Steel Company, Ltd.	1,400	27,215
OSAKA Titanium Technologies Company	600	13,513
Osaki Electric Company, Ltd.	3,000	17,499
OSG Corp.	5,200	90,169
Oyo Corp.	1,300	22,120
Pacific Industrial Company, Ltd.	3,400	25,745
Pacific Metals Company, Ltd.	9,000	31,387
Pal Company, Ltd.	1,100	29,867
PanaHome Corp.	7,000	48,679
Panasonic Information Systems	1,000	27,456
Parco Company, Ltd.	800	6,477
Paris Miki Holdings, Inc.	1,100	4,912
Penta-Ocean Construction Company, Ltd.	14,500	48,833
Pilot Corp.	1,600	91,057
Piolax, Inc.	700	32,768
Pioneer Corp. (I)	18,800	51,686
Plenus Company, Ltd.	1,900	43,674
Press Kogyo Company, Ltd.	7,000	28,852
Prima Meat Packers, Ltd.	10,000	24,846
Pronexus, Inc.	600	4,226
Proto Corp.	200	2,915
Raito Kogyo Company, Ltd.	4,200	39,027
Relo Holdings, Inc.	200	13,800
Rengo Company, Ltd.	16,000	71,879
Resorttrust, Inc.	3,000	67,115
Ricoh Leasing Company, Ltd.	2,100	58,538
Riken Corp.	9,000	38,086
Riken Keiki Company, Ltd.	1,300	13,051
Riken Technos Corp.	3,000	13,881
Riken Vitamin Company, Ltd.	700	17,074
Ringer Hut Company, Ltd.	100	1,533
Rock Field Company, Ltd.	1,000	17,691
Round One Corp.	3,800	22,833
Royal Holdings Company, Ltd.	2,300	37,131
Ryobi, Ltd.	16,000	46,684
Ryoden Trading Company, Ltd.	3,000	22,485
Ryosan Company, Ltd.	2,600	56,050
Ryoyo Electro Corp.	1,600	16,462
S Foods, Inc.	500	8,432
Saibu Gas Company, Ltd.	19,000	45,175
Saizeriya Company, Ltd.	2,100	28,097
Sakai Chemical Industry Company, Ltd.	9,000	29,027
Sakata INX Corp.	3,100	30,962
Sakata Seed Corp.	2,900	36,953
Sala Corp.	1,500	8,599
San-A Company, Ltd.	1,400	46,651
San-Ai Oil Company, Ltd.	5,000	34,776
Sangetsu Company, Ltd.	3,400	85,587
Sanix, Inc. (I)	1,900	12,376
Sanken Electric Company, Ltd.	12,000	100,738
Sanki Engineering Company, Ltd.	4,000	29,812
Sanko Marketing Foods Company, Ltd.	200	1,676
Sankyo Seiko Company, Ltd.	3,200	11,845
Sankyo Tateyama, Inc.	2,200	42,723
Sankyu, Inc.	8,000	42,754
Sanshin Electronics Company, Ltd.	2,600	19,383
Sanwa Shutter Corp.	10,000	71,108
Sanyo Chemical Industries, Ltd.	6,000	36,910
Sanyo Denki Company, Ltd.	3,000	25,158

The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sanyo Electric Railway Company, Ltd.	2,000	$8,508
Sanyo Shokai, Ltd.	7,000	15,404
Sanyo Special Steel Company, Ltd.	10,000	36,930
Sapporo Holdings, Ltd.	18,000	69,218
Sasebo Heavy Industries Company, Ltd. (I)	9,000	12,145
Sato Holdings Corp.	1,700	47,830
Sato Restaurant Systems Co Ltd.	500	3,851
Seikagaku Corp.	3,300	49,633
Seikitokyu Kogyo Company, Ltd.	1,600	8,875
Seiren Company, Ltd.	5,200	46,501
Sekisui Jushi Corp.	3,000	40,505
Sekisui Plastics Company, Ltd.	5,000	13,921
Senko Company, Ltd.	9,000	39,105
Senshu Ikeda Holdings, Inc.	5,400	27,776
Senshukai Company, Ltd.	4,400	35,279
Seria Company, Ltd.	1,300	49,561
Shibusawa Warehouse Company, Ltd.	5,000	15,458
Shibuya Kogyo Company, Ltd.	800	21,457
Shikibo, Ltd.	11,000	12,443
Shikoku Chemicals Corp.	3,000	20,515
Shima Seiki Manufacturing, Ltd.	2,300	37,798
Shimachu Company, Ltd.	3,800	87,789
Shin-Etsu Polymer Company, Ltd.	3,000	15,870
Shinagawa Refractories Company, Ltd.	6,000	15,980
Shindengen Electric
Manufacturing Company, Ltd.	5,000	34,129
Shinkawa, Ltd.	1,500	7,414
Shinko Electric Industries Company, Ltd.	5,100	37,163
Shinko Plantech Company, Ltd.	3,300	25,322
Shinko Shoji Company, Ltd.	2,700	26,481
Shinmaywa Industries, Ltd.	9,000	82,026
Ship Healthcare Holdings, Inc.	2,600	83,164
Shizuoka Gas Company, Ltd.	4,500	29,946
Shochiku Company, Ltd.	1,000	9,298
Showa Corp.	3,500	38,335
Showa Sangyo Company, Ltd.	7,000	25,594
Siix Corp.	1,600	27,820
Sinanen Company, Ltd.	4,000	16,169
Sinko Industries Ltd.	200	1,846
Sintokogio, Ltd.	4,600	32,226
SMK Corp.	6,000	29,155
SMS Company, Ltd.	800	20,583
Sogo Medical Company, Ltd.	300	14,611
ST Corp.	1,100	10,015
St. Marc Holdings Company, Ltd.	700	35,341
Star Micronics Company, Ltd.	2,600	38,221
Starbucks Coffee Japan, Ltd.	400	5,332
Starzen Company, Ltd.	6,000	18,690
Stella Chemifa Corp.	800	11,619
Suminoe Textile Company, Ltd.	5,000	15,681
Sumitomo Bakelite Company, Ltd.	10,000	39,220
Sumitomo Densetsu Company, Ltd.	1,300	17,236
Sumitomo Mitsui Company, Ltd. (I)	30,000	36,112
Sumitomo Osaka Cement Company, Ltd.	16,000	52,530
Sumitomo Real Estate Sales Company, Ltd.	200	4,604
Sumitomo Seika Chemicals Company, Ltd.	4,000	22,901
Sumitomo Warehouse Company, Ltd.	14,048	74,151
SWCC Showa Holdings Company, Ltd. (I)	24,000	23,827
Systena Corp.	100	763
T Hasegawa Company, Ltd.	1,600	24,458
T-Gaia Corp.	300	2,870
Tabuchi Electric Company, Ltd.	2,000	21,381
Tachi-S Company, Ltd.	1,900	27,518
Tachibana Eletech Company, Ltd.	300	4,089
Tadano, Ltd.	8,000	147,299
Taihei Dengyo Kaisha, Ltd.	3,000	23,925
Taiho Kogyo Company, Ltd.	2,500	28,573
Taikisha, Ltd.	2,100	46,936
Taisei Lamick Company, Ltd.	500	12,278
Taiyo Holdings Company, Ltd.	1,300	41,493
Taiyo Yuden Company, Ltd.	7,400	82,826
Takamatsu Construction Group Company, Ltd.	1,500	28,058
Takaoka Toko Holdings Co Ltd.	700	9,842
Takara Leben Company, Ltd.	6,300	23,448
Takara Standard Company, Ltd.	7,000	59,880
Takasago International Corp.	6,000	28,429
Takasago Thermal Engineering Company, Ltd.	5,700	73,605
Take and Give Needs Company, Ltd.	200	2,143
Takeei Corp.	700	7,055
Takihyo Company, Ltd.	3,000	11,463
Takiron Company, Ltd.	3,000	15,066
Takuma Company, Ltd.	6,000	38,090
Tamron Company, Ltd.	1,500	28,822
Tamura Corp.	7,000	29,140
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	22,350
Tecmo Koei Holdings Company, Ltd.	2,100	33,887
Teikoku Sen-I Company, Ltd.	2,000	42,267
Tenma Corp.	1,000	14,553
The Aichi Bank, Ltd.	900	45,000
The Akita Bank, Ltd.	15,000	41,892
The Aomori Bank, Ltd.	15,000	45,547
The Awa Bank, Ltd.	5,000	28,803
The Bank of Iwate, Ltd.	1,400	61,820
The Bank of Nagoya, Ltd.	17,000	64,962
The Bank of Okinawa, Ltd.	2,100	92,344
The Bank of Saga, Ltd.	10,000	22,973
The Chiba Kogyo Bank, Ltd.	3,200	23,036
The Chukyo Bank, Ltd.	9,000	16,176
The Daiei, Inc. (I)	17,500	19,974
The Daisan Bank, Ltd.	17,000	28,346
The Daishi Bank, Ltd.	27,000	94,255
The Ehime Bank, Ltd.	13,000	29,048
The Eighteenth Bank, Ltd.	10,000	27,702
The Fukui Bank, Ltd.	18,000	43,116
The Fukushima Bank, Ltd.	21,000	16,459
The Higashi-Nippon Bank, Ltd.	9,000	22,802
The Hokkoku Bank, Ltd.	5,000	17,010
The Hokuetsu Bank, Ltd.	21,000	40,216
The Hyakugo Bank, Ltd.	20,000	80,296
The Japan Steel Works, Ltd.	6,000	24,107
The Japan Wool Textile Company, Ltd.	4,000	27,636
The Kagoshima Bank, Ltd.	2,000	12,708
The Kinki Sharyo Company, Ltd.	3,000	9,412
The Kita-Nippon Bank, Ltd.	700	16,945
The Kiyo Bank, Ltd.	5,300	75,580
The Maruetsu, Inc.	3,000	14,306
The Michinoku Bank, Ltd.	14,000	27,166
The Minato Bank, Ltd.	16,000	31,501
The Nagano Bank, Ltd.	8,000	13,851
The Nippon Road Company, Ltd.	7,000	39,230
The Nippon Signal Company, Ltd.	2,700	27,756
The Ogaki Kyoritsu Bank, Ltd.	27,000	73,095
The Oita Bank, Ltd.	12,000	45,223
The Okinawa Electric Power Company, Inc.	1,300	40,237
The Pack Corp.	1,300	27,222
The San-In Godo Bank, Ltd.	8,000	56,468

The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Shiga Bank, Ltd.	7,000	$38,553
The Shikoku Bank, Ltd.	15,000	32,272
The Shimizu Bank, Ltd.	900	24,401
The Tochigi Bank, Ltd.	8,000	31,360
The Toho Bank, Ltd.	18,000	67,128
The Tohoku Bank, Ltd.	4,000	5,654
The Tokyo Tomin Bank, Ltd.	2,800	33,674
The Torigoe Company, Ltd.	2,300	15,214
The Tottori Bank, Ltd.	4,000	8,346
The Towa Bank, Ltd.	21,000	18,949
The Yachiyo Bank, Ltd.	1,300	41,190
The Yamagata Bank, Ltd.	16,000	74,991
The Yamanashi Chuo Bank, Ltd.	13,000	57,047
The Yasuda Warehouse Company, Ltd.	1,400	13,321
Tigers Polymer Corp.	1,000	6,324
TKC Corp.	1,500	29,591
Toa Corp.	1,400	14,687
TOA Corp.	22,000	41,075
Toagosei Company, Ltd.	18,000	74,307
Tobishima Corp. (I)	7,200	16,272
TOC Company, Ltd.	5,400	34,913
Tocalo Company, Ltd.	1,300	27,041
Toda Corp.	17,000	85,528
Toda Kogyo Corp.	3,000	11,283
Toei Company, Ltd.	5,000	25,943
Toenec Corp.	3,000	16,399
Toho Company, Ltd.	3,000	11,130
Toho Holdings Company, Ltd.	3,200	61,222
Toho Zinc Company, Ltd.	10,000	38,075
Tokai Carbon Company, Ltd.	17,000	47,090
TOKAI Holdings Corp.	4,000	17,244
Tokai Rika Company, Ltd.	600	12,695
Tokai Rubber Industries, Ltd.	2,400	21,223
Token Corp.	810	37,057
Tokushu Tokai Paper Company, Ltd.	15,000	35,401
Tokuyama Corp.	23,000	75,814
Tokyo Derica Company, Ltd.	600	9,251
Tokyo Dome Corp.	11,000	46,361
Tokyo Energy & Systems, Inc.	2,000	13,529
Tokyo Keiki, Inc.	5,000	12,785
Tokyo Ohka Kogyo Company, Ltd.	3,400	89,984
Tokyo Rakutenchi Company, Ltd.	2,000	9,075
Tokyo Seimitsu Company, Ltd.	2,600	43,726
Tokyo Tekko Company, Ltd.	4,000	20,419
Tokyo Theatres Company, Inc.	9,000	11,900
Tomato Bank, Ltd.	11,000	18,037
Tomen Devices Corp.	200	3,320
Tomen Electronics Corp.	1,900	28,453
Tomoe Corp.	2,200	9,247
Tomoe Engineering Company, Ltd.	800	14,107
Tomoku Company, Ltd.	6,000	16,618
TOMONY Holdings, Inc.	15,000	63,120
Tomy Company, Ltd.	4,500	25,023
Tonami Holdings Company, Ltd.	6,000	13,457
Topcon Corp.	700	15,953
Toppan Forms Company, Ltd.	5,600	57,729
Topre Corp.	4,300	61,171
Topy Industries, Ltd.	18,000	35,465
Toridoll Corp.	1,400	16,641
Torii Pharmaceutical Company, Ltd.	1,100	30,476
Torishima Pump Manufacturing Company, Ltd.	900	7,478
Tosei Corp.	1,300	8,272
Toshiba Machine Company, Ltd.	8,000	36,488
Toshiba Plant Systems & Services Corp.	2,000	33,716
Tosho Printing Company, Ltd.	3,000	13,609
Totetsu Kogyo Company, Ltd.	2,200	51,912
Towa Corp.	2,200	13,786
Towa Pharmaceutical Company, Ltd.	700	30,644
Toyo Corp.	2,300	23,801
Toyo Electric Manufacturing Company, Ltd.	3,000	12,736
Toyo Ink SC Holdings Company, Ltd.	15,000	70,065
Toyo Kanetsu KK	4,000	9,708
Toyo Kohan Company, Ltd.	4,000	21,675
Toyo Securities Company, Ltd.	6,000	16,575
Toyo Tanso Company, Ltd.	1,000	20,668
Toyo Wharf & Warehouse Company, Ltd.	6,000	12,191
Toyobo Company, Ltd.	32,936	47,774
TPR Company, Ltd.	1,400	33,755
Trancom Company, Ltd.	600	26,948
Transcosmos, Inc.	2,300	45,082
Trusco Nakayama Corp.	2,500	64,752
TS Tech Company, Ltd.	800	19,457
TSI Holdings Company, Ltd.	9,970	69,915
Tsubakimoto Chain Company, Ltd.	8,000	66,016
Tsugami Corp.	6,000	33,352
Tsukishima Kikai Company, Ltd.	2,000	22,310
Tsukuba Bank, Ltd.	5,700	19,227
Tsukui Corp.	600	5,973
Tsumura & Company	3,800	84,685
Tsurumi Manufacturing Company, Ltd.	1,000	16,120
Tsutsumi Jewelry Company, Ltd.	700	17,037
U-Shin, Ltd.	2,300	14,486
UACJ Corp.	19,034	72,436
Uchida Yoko Company, Ltd.	4,000	13,785
Ulvac, Inc. (I)	2,900	36,497
Uniden Corp.	9,000	20,361
Union Tool Company, Ltd.	700	19,252
Unipres Corp.	2,600	51,017
United Arrows, Ltd.	2,100	77,646
Universal Entertainment Corp.	600	9,822
UNY Group Holdings Company, Ltd.	6,000	31,890
Usen Corp. (I)	3,300	9,442
Valor Company, Ltd.	4,000	64,699
Vital KSK Holdings, Inc.	3,500	30,707
VT Holdings Company, Ltd.	1,500	5,379
Wacoal Holdings Corp.	5,000	48,654
Wacom Company, Ltd. (L)	9,300	40,131
Wakachiku Construction Company, Ltd.	9,000	17,123
Wakita & Company, Ltd.	2,000	21,152
Warabeya Nichiyo Company, Ltd.	900	16,165
Watabe Wedding Corp.	1,100	5,836
WATAMI Company, Ltd. (L)	2,300	27,401
Welcia Holdings Company, Ltd.	1,600	47,677
West Holdings Corp.	1,300	14,097
Xebio Company, Ltd.	1,500	22,759
Yahagi Construction Company, Ltd.	2,000	14,793
Yaizu Suisankagaku Industry Company, Ltd.	1,100	9,940
YAMABIKO Corp.	600	24,326
Yamazen Corp.	3,900	30,564
Yaoko Company, Ltd.	300	17,827
Yellow Hat, Ltd.	1,000	21,988
Yodogawa Steel Works, Ltd.	10,000	40,936
Yokogawa Bridge Corp.	3,000	42,051
Yokohama Reito Company, Ltd.	4,000	29,634
Yokowo Company, Ltd.	2,000	11,194
Yomeishu Seizo Company, Ltd.	1,000	8,386

The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yomiuri Land Company, Ltd.	2,000	$8,724
Yondenko Corp.	3,000	11,417
Yondoshi Holdings, Inc.	1,700	34,048
Yorozu Corp.	800	13,704
Yoshinoya Holdings Conpany, Ltd.	2,100	25,119
Yuasa Trading Company, Ltd.	1,600	31,039
Yuki Gosei Kogyo Co., Ltd.	2,000	4,757
Yumeshin Holdings Company, Ltd.	2,200	16,990
Yurtec Corp.	4,000	19,574
Yusen Logistics Company, Ltd.	1,200	12,675
Yushiro Chemical Industry Company, Ltd.	1,100	14,667
Zenrin Company, Ltd.	2,100	24,888
Zensho Holdings Company, Ltd. (L)	4,600	40,730
ZERIA Pharmaceutical Company, Ltd.	2,200	45,266
		24,957,576
Jersey, Channel Islands - 0.1%
Atrium European Real Estate, Ltd. (I)	375	1,949
Centamin PLC	88,755	88,002
Petra Diamonds, Ltd. (I)	3,602	11,084
Phoenix Group Holdings	891	10,503
		111,538
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	1,361	54,819
Verwaltungs & Privat Bank AG	397	33,288
		88,107
Luxembourg - 0.4%
APERAM (I)	3,189	99,532
Eurofins Scientific	611	158,085
GAGFAH SA (I)	1,693	31,472
Regus PLC	59,952	164,297
		453,386
Malta - 0.1%
Unibet Group PLC	1,362	68,376
Mongolia - 0.0%
Mongolian Mining Corp. (I)	14,000	1,567
Netherlands - 2.1%
Aalberts Industries NV	9,501	245,984
Accell Group	1,666	27,474
AMG Advanced Metallurgical Group NV (I)	3,085	26,648
Amsterdam Commodities NV	1,575	35,479
Arcadis NV	6,584	217,773
ASM International NV	5,593	203,090
BE Semiconductor Industries NV	1,355	23,938
Beter Bed Holding NV	1,056	22,322
BinckBank NV	4,478	44,582
Brunel International NV	2,022	46,307
Corbion NV	3,388	49,831
Delta Lloyd NV	12,120	292,036
Exact Holdings NV	467	16,502
Grontmij (I)	5,995	30,326
Heijmans NV	2,023	31,995
InnoConcepts NV (I)	10,527	0
KAS Bank NV	330	4,100
Kendrion NV	654	18,230
Koninklijke BAM Groep NV (L)	20,732	61,330
Koninklijke Ten Cate NV	2,622	64,478
Koninklijke Wessanen NV	5,830	35,313
Macintosh Retail Group NV (I)	454	3,843
Nutreco NV	5,995	217,859
Ordina NV (I)	5,537	13,449
PostNL NV (I)	15,152	65,290
Royal Imtech NV (I)	5,602	2,759
SBM Offshore NV (I)	9,898	143,522
Sligro Food Group NV	2,169	83,723
SNS REAAL NV (I)	16,603	0
Telegraaf Media Groep NV	3,529	27,665
TKH Group NV	3,030	97,316
TNT Express NV	6,838	43,138
TomTom NV (I)	8,528	67,920
USG People NV	6,577	78,005
		2,342,227
New Zealand - 1.1%
Air New Zealand, Ltd.	49,117	74,485
Chorus, Ltd. (I)	17,681	25,000
Ebos Group, Ltd.	3,359	24,260
Fisher & Paykel Healthcare Corp., Ltd.	41,534	168,299
Freightways, Ltd.	8,921	35,525
Infratil, Ltd.	66,634	147,291
Kathmandu Holdings, Ltd.	4,554	11,242
Mainfreight, Ltd.	7,268	84,696
New Zealand Oil & Gas, Ltd.	47,702	28,280
Nuplex Industries, Ltd.	40,972	98,335
PGG Wrightson, Ltd.	8,197	2,658
Pike River Coal Company, Ltd. (I)	21,968	0
Port of Tauranga, Ltd.	5,763	71,542
Pumpkin Patch, Ltd. (I)	7,395	2,428
Ryman Healthcare, Ltd.	17,803	108,485
SKY Network Television, Ltd.	18,776	92,289
SKYCITY Entertainment Group, Ltd.	43,129	122,862
The New Zealand Refining Company, Ltd. (I)	17,531	22,711
The Warehouse Group, Ltd.	4,936	11,785
Tower, Ltd.	12,717	19,848
Trade Me Group, Ltd.	9,703	26,499
Xero, Ltd. (I)	350	5,882
		1,184,402
Norway - 1.2%
ABG Sundal Collier Holding ASA (I)	13,972	11,626
American Shipping ASA (I)	1,661	12,193
Atea ASA	9,883	111,139
Austevoll Seafood ASA	7,284	48,529
Bonheur ASA	1,100	17,557
BW Offshore, Ltd.	30,800	38,479
Cermaq ASA	8,984	135,134
Det Norske Oljeselskap ASA (I)	1,725	15,235
DOF ASA (I)	1,335	4,775
Dolphin Group ASA (I)	15,125	8,073
Ekornes ASA	207	2,455
Electromagnetic GeoServices ASA (I)	3,160	1,915
Eltek ASA	22,000	31,672
Evry ASA	946	2,587
Farstad Shipping ASA	390	5,132
Ganger Rolf ASA	700	11,296
Hexagon Composites ASA	3,589	16,718
Kongsberg Automotive Holding ASA (I)	29,400	30,604
Kvaerner ASA	11,623	19,175
Leroy Seafood Group ASA	1,902	73,193
Nordic Semiconductor ASA (I)	15,946	93,949
Norwegian Air Shuttle AS (I)(L)	2,907	101,227
Norwegian Energy Company AS (I)	990	1,281
Opera Software ASA	6,623	92,703
REC Silicon ASA (I)	135,975	54,520
Salmar ASA	3,319	58,568

The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Sevan Marine ASA	2,068	$7,924
Siem Offshore, Inc.	20,000	19,153
Solstad Offshore ASA	2,340	32,729
SpareBank 1 SMN	3,890	35,880
Tomra Systems ASA	13,184	100,551
Vard Holdings, Ltd. (I)	26,000	17,282
Veidekke ASA	6,400	64,480
Wilh Wilhelmsen Holding ASA	3,110	24,285
Wilh Wilhelmsen Holding ASA, Class A	1,300	35,413
		1,337,432
Papua New Guinea - 0.0%
Highlands Pacific, Ltd. (I)	59,421	2,759
Peru - 0.0%
Hochschild Mining PLC	12,022	26,320
Portugal - 0.5%
Altri SGPS SA	26,263	76,527
Banco BPI SA (I)	23,984	50,624
Mota-Engil SGPS SA	5,366	34,634
NOS SGPS	17,437	104,999
Portucel - Empresa Produtora de Pasta
e Papel SA	28,126	111,936
Redes Energeticas Nacionais SA	12,164	40,982
Semapa-Sociedade de Investimento & Gestao	5,253	64,356
Sonae	50,046	72,513
Teixeira Duarte SA	21,736	23,502
		580,073
Republic of Georgia - 0.0%
Bank of Georgia Holdings PLC	252	10,009
Singapore - 1.1%
ASL Marine Holdings, Ltd.	19,600	9,281
Banyan Tree Holdings, Ltd.	54,000	26,862
Biosensors International Group, Ltd. (I)	63,000	35,500
Boustead Singapore, Ltd.	10,000	13,824
Bukit Sembawang Estates, Ltd.	16,000	69,344
Cape PLC	836	3,854
CH Offshore, Ltd.	38,000	14,147
China Aviation Oil Singapore Corp., Ltd.	14,400	8,859
China Merchants Holdings Pacific, Ltd.	50,000	37,230
Chip Eng Seng Corp., Ltd.	33,000	23,280
Cosco Corp. Singapore, Ltd.	80,000	42,290
Creative Technology, Ltd.	6,650	11,324
CSE Global, Ltd.	34,000	17,851
Ezra Holdings, Ltd.	98,400	75,486
Far East Orchard, Ltd.	5,000	7,091
Food Empire Holdings, Ltd.	43,200	12,544
Gallant Venture, Ltd. (I)	71,000	14,161
GMG Global, Ltd.	46,000	2,383
Ho Bee Investment, Ltd.	18,000	28,343
Hong Fok Corp., Ltd.	48,000	36,403
Hong Leong Asia, Ltd.	13,000	15,169
HTL International Holdings, Ltd.	34,000	7,869
Hyflux, Ltd.	24,000	19,855
Indofood Agri Resources, Ltd.	25,000	16,245
Metro Holdings, Ltd.	31,600	22,300
Midas Holdings, Ltd.	86,000	22,227
OSIM International, Ltd.	30,000	61,823
Otto Marine, Ltd.	144,000	7,658
Petra Foods, Ltd.	32,000	101,128
Rotary Engineering, Ltd.	22,000	10,846
SBS Transit, Ltd.	5,000	6,676
Sinarmas Land, Ltd.	128,000	67,586
SMRT Corp., Ltd.	31,000	37,625
Stamford Land Corp., Ltd.	59,000	26,302
SunVic Chemical Holdings, Ltd. (I)	26,000	11,700
Super Group, Ltd.	30,000	30,015
Swiber Holdings, Ltd.	20,000	7,121
Tat Hong Holdings, Ltd.	31,000	19,179
Triyards Holdings, Ltd.	5,040	2,941
United Engineers, Ltd.	38,000	84,200
United Envirotech, Ltd.	11,000	11,676
UOB-Kay Hian Holdings, Ltd.	32,345	40,157
Venture Corp., Ltd.	13,000	77,505
Wing Tai Holdings, Ltd.	21,205	29,311
Yeo Hiap Seng, Ltd.	1,104	1,677
Yongnam Holdings, Ltd.	87,000	13,479
		1,242,327
South Africa - 0.0%
Lonmin PLC (I)	2,646	7,934
Spain - 2.0%
Abengoa SA	3,012	16,805
Abengoa SA, B Shares	20,456	107,793
Acciona SA (I)	486	36,278
Acerinox SA	8,479	130,238
Adveo Group International SA	669	12,111
Almirall SA (I)	5,019	73,533
Atresmedia Corp de Medios
de Comunicaion SA	3,644	55,294
Bankinter SA	5,288	44,703
Bolsas y Mercados Espanoles SA	5,350	203,542
Caja de Ahorros del Mediterraneo (I)	5,428	0
Cie Automotive SA	754	10,497
Construcciones & Auxiliar de Ferrocarriles SA	117	39,037
Deoleo SA (I)	11,142	5,494
Dinamia SA (I)	1,181	11,490
Duro Felguera SA	5,568	26,479
Ebro Foods SA	6,186	117,168
Elecnor SA	2,026	24,418
Ence Energia y Celulosa SA	9,506	21,282
Faes Farma SA	18,085	46,156
Fluidra SA	3,227	11,819
Gamesa Corporacion Tecnologica SA (I)	12,762	140,268
Grupo Catalana Occidente SA	2,531	74,068
Indra Sistemas SA	7,450	104,307
Laboratorios Farmaceuticos Rovi SA	1,750	18,792
Mediaset Espana Comunicacion SA (I)	8,793	109,126
Melia Hotels International SA	3,488	35,982
NH Hoteles SA (I)	5,065	24,708
Obrascon Huarte Lain SA	1,426	47,596
Papeles y Cartones de Europa SA	4,326	24,816
Pescanova SA (I)	1,602	0
Promotora de Informaciones SA (I)	27,931	8,403
Prosegur Cia de Seguridad SA	5,352	33,196
Sacyr SA (I)	13,265	71,098
Tecnicas Reunidas SA	2,764	146,209
Tubacex SA	6,252	31,136
Tubos Reunidos SA	9,106	28,733
Vidrala SA	1,779	77,588
Viscofan SA	3,696	202,456
Vocento SA (I)	9,411	24,119
Zeltia SA (I)	13,550	48,580
		2,245,318
Sweden - 3.5%
AarhusKarlshamn AB	4,167	217,295
The accompanying notes are an integral part of the financial statements.	136

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Acando AB	6,279	$10,105
AddTech AB, B Shares	6,930	94,681
AF AB, B Shares	6,380	96,986
Avanza Bank Holding AB	1,104	37,172
Axfood AB	1,565	81,006
Axis Communications AB	3,376	91,579
B&B Tools AB, B Shares	3,490	68,444
BE Group AB (I)	4,723	5,735
Beijer AB G&L, B Shares	2,250	44,835
Beijer Alma AB	229	5,396
Betsson AB (I)	2,976	105,307
Bilia AB, A Shares	1,720	46,069
BillerudKorsnas AB	23,218	328,108
BioGaia AB, B Shares	555	12,441
Bure Equity AB	5,458	23,364
Castellum AB	6,802	103,292
Clas Ohlson AB, B Shares	3,185	53,882
Cloetta AB, B Shares (I)	2,034	6,071
Concordia Maritime AB, B Shares (I)	2,200	3,841
Duni AB	4,343	54,300
East Capital Explorer AB (I)	3,589	23,054
Enea AB (I)	1,999	16,076
Eniro AB (I)(L)	9,996	14,510
Fabege AB	6,102	77,495
Fagerhult AB (I)	1,365	27,519
Fastighets AB Balder - B Shares (I)	2,585	32,789
Haldex AB	3,364	38,925
Hexpol AB	1,566	124,685
HIQ International AB (I)	3,756	19,295
Holmen AB, B Shares	4,455	135,258
Hufvudstaden AB, A Shares	638	7,929
Industrial & Financial Systems AB	1,542	46,965
Indutrade AB	1,973	74,886
Intrum Justitia AB	6,104	171,602
JM AB	8,981	286,351
KappAhl AB (I)	2,691	14,104
Kungsleden AB	10,626	62,943
Lindab International AB (I)	6,008	51,234
Loomis AB	4,564	130,122
Mekonomen AB	2,150	46,485
Munksjo OYJ (I)	33	306
NCC AB, B Shares	7,065	233,860
Net Entertainment NE AB, B Shares (I)	105	2,795
Net Insight AB, B Shares (I)	40,297	16,948
New Wave Group AB, B Shares	4,353	19,812
Nibe Industrier AB, B Shares	7,047	177,470
Nobia AB	10,144	88,058
OEM International AB, B Shares (I)	1,799	21,865
PA Resources AB (I)	278	112
Peab AB	14,016	96,336
Proffice AB, B Shares	6,320	19,641
Saab AB	46	1,127
SAS AB (I)(L)	13,979	24,639
SkiStar AB	222	2,463
SSAB AB, A Shares (I)	3,598	30,746
SSAB AB, A Shares (I)	3,181	27,321
SSAB AB, B Shares (I)	8,121	60,620
Sweco AB, B Shares	3,557	50,433
Swedish Orphan Biovitrum AB (I)	11,871	126,507
TradeDoubler AB	4,887	5,953
Wihlborgs Fastigheter AB	3,088	52,975
		3,952,123
Switzerland - 4.2%
Advanced Digital Broadcast Holdings SA (I)	245	3,422
AFG Arbonia-Forster Holding AG (I)	748	16,021
Allreal Holding AG (I)	841	108,781
Alpiq Holding AG (I)	155	16,327
APG SGA SA	88	26,475
Ascom Holding AG	3,277	45,818
Autoneum Holding AG (I)	263	41,132
Bachem Holding AG (I)	14	724
Bank Coop AG	1,272	56,282
Banque Cantonale Vaudoise	20	10,717
Banque Privee Edmond de Rothschild SA	1	15,903
Belimo Holding AG	21	52,246
Bell AG	9	20,318
Berner Kantonalbank	285	55,377
BKW AG	294	9,709
Bobst Group AG	632	27,435
Bossard Holding AG (I)	578	59,930
Bucher Industries AG	547	140,404
Burckhardt Compression Holding AG	263	121,061
Burkhalter Holding AG	218	19,604
Calida Holding AG (I)	285	10,485
Charles Voegele Holding AG (I)	998	15,650
Cicor Technologies (I)	277	10,728
Conzzeta AG (I)	1	3,685
Daetwyler Holding AG	654	86,029
Dksh Holding Ag	345	25,647
EFG International AG (I)	4,687	47,083
Emmi AG (I)	226	77,297
Energiedienst Holding AG	559	18,507
Ferrexpo PLC	5,662	10,274
Flughafen Zuerich AG	293	183,562
Forbo Holding AG (I)	123	125,487
GAM Holding AG (I)	14,176	244,200
Gategroup Holding AG (I)	846	18,174
Georg Fischer AG (I)	493	289,411
Gurit Holding AG (I)	22	9,655
Helvetia Patria Holding AG	483	233,882
Huber & Suhner AG	280	13,647
Implenia AG (I)	994	54,230
Inficon Holding AG (I)	183	55,718
Intershop Holdings	112	41,740
Kaba Holding AG (I)	239	110,971
Kardex AG (I)	420	18,290
Komax Holding AG (I)	339	48,482
Kudelski SA	3,337	43,363
Kuoni Reisen Holding AG (I)	265	71,625
LEM Holding SA	42	31,370
Logitech International SA (I)	9,485	121,456
Logitech International SA (I)(L)	3,471	44,498
Luzerner Kantonalbank AG	254	93,461
Meyer Burger Technology AG (I)	4,318	44,020
Micronas Semiconductor Holding AG (I)	1,836	13,788
Mobilezone Holding AG (I)	3,318	35,969
Mobimo Holding AG (I)	463	89,607
Nobel Biocare Holding AG (I)	1,633	28,880
OC Oerlikon Corp. AG (I)	1,855	23,015
Orascom Development Holding AG (I)	533	10,297
Orell Fuessli Holding AG (I)	136	13,262
Orior AG (I)	169	9,341
Panalpina Welttransport Holding AG	858	107,727
Phoenix Mecano AG	84	39,824
Rieter Holding AG (I)	251	50,477
Romande Energie Holding SA	43	48,546

The accompanying notes are an integral part of the financial statements.	137

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Schaffner Holding AG (I)	40	$12,312
Schmolz & Bickenbach AG (I)	55,184	70,834
Schweiter Technologies AG	80	57,242
Schweizerische National-versicherungs-
gesellschaft Ag (I)	1,041	90,078
Siegfried Holding AG (I)	210	31,199
St. Galler Kantonalbank AG	125	45,538
Straumann Holding AG	337	76,140
Swisslog Holding AG (I)	4,914	6,893
Swissquote Group Holding SA	328	10,750
Tamedia AG	201	26,577
Tecan Group AG	884	92,788
Temenos Group AG (I)	5,003	189,928
U-Blox AG (I)	159	19,571
Valiant Holding AG	1,178	93,825
Valora Holding AG (I)	291	60,372
Vaudoise Assurances Holding SA	138	60,319
Vetropack Holding AG	3	4,992
Von Roll Holding AG (I)	7,878	12,711
Vontobel Holding AG	1,927	69,837
Walter Meier AG (I)	438	18,580
Ypsomed Holding AG (I)	276	24,548
Zehnder Group AG	615	23,751
Zuger Kantonalbank	17	80,150
		4,699,981
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.1%
Lamprell PLC (I)	33,134	87,572
United Kingdom - 19.3%
A.G.BARR PLC	9,000	90,372
Afren PLC (I)	55,554	93,250
African Barrick Gold, Ltd.	2,512	8,903
Alent Plc	21,231	113,031
Alizyme PLC (I)	22,479	0
Amlin PLC	23,350	163,835
Anglo Pacific Group PLC	10,171	21,670
Anite PLC	13,211	18,502
Ashmore Group PLC	2,102	10,426
Ashtead Group PLC	30,995	521,425
Aveva Group PLC	327	8,147
Balfour Beatty PLC	40,039	121,963
Barratt Developments PLC	80,355	513,849
BBA Aviation PLC	41,028	215,521
Bellway PLC	10,163	256,875
Berendsen PLC	14,469	229,274
Berkeley Group Holdings PLC	3,106	112,808
Betfair Group PLC	135	2,554
Bodycote PLC	18,155	196,393
Booker Group PLC (I)	23,267	45,948
Bovis Homes Group PLC	10,397	130,653
Braemar Seascope Group PLC	1,328	10,637
Brammer PLC	8,722	53,070
Brewin Dolphin Holdings PLC	23,416	103,093
British Polythene Industries PLC	3,531	35,212
Britvic PLC	21,701	234,243
BTG PLC (I)	25,585	289,552
Cable & Wireless Communications PLC	89,055	67,446
Capital & Counties Properties PLC	4,640	24,658
Capital & Regional PLC	28,406	22,286
Carillion PLC	27,252	134,044
Carphone Warehouse Group PLC	35,816	212,354
Charles Taylor Consulting PLC	3,000	12,589
Chemring Group PLC	15,378	55,924
Chesnara PLC	4,750	27,314
Chime Communications PLC	5,129	24,267
Cineworld Group PLC	9,204	48,639
Close Brothers Group PLC	13,584	313,390
Cobham PLC	51,576	242,810
Colt Group SA (I)	31,617	68,405
Communisis PLC	1	1
Computacenter PLC	8,533	86,795
Concentric AB	3,667	43,267
Costain Group PLC	4,797	22,034
Cranswick PLC	6,342	136,321
CSR PLC	14,801	181,448
Daily Mail & General Trust PLC	13,178	163,062
Dairy Crest Group PLC	10,688	66,367
Darty PLC	13,940	16,796
De La Rue PLC	6,976	53,823
Debenhams PLC	91,915	86,668
Dechra Pharmaceuticals PLC	5,389	66,227
Development Securities PLC	5,560	17,700
Devro PLC	5,062	19,501
Dialight PLC	105	1,533
Dignity PLC (I)	4,616	109,581
Diploma PLC	7,537	84,004
Domino Printing Sciences PLC	11,461	113,288
Domino’s Pizza Group PLC	9,994	91,912
Drax Group PLC	30,783	321,573
DS Smith PLC	101,349	435,718
Dunelm Group PLC	8,604	115,077
E2V Technologies PLC	2,485	6,496
Electrocomponents PLC	36,254	130,528
Elementis PLC	35,280	145,423
EnQuest PLC (I)	53,014	94,018
Enterprise Inns PLC (I)	40,990	82,379
Essentra PLC	22,013	283,692
Euromoney Institutional Investor PLC	6,085	100,055
Evraz PLC	14,266	29,925
Fenner PLC	9,083	46,731
Fidessa Group PLC	3,072	113,637
Findel PLC (I)	8,139	31,948
FirstGroup PLC (I)	88,330	171,207
Galliford Try PLC	7,331	149,885
Gem Diamonds, Ltd. (I)	12,666	39,307
Genus PLC	5,336	97,439
Go-Ahead Group PLC	2,784	114,563
Greene King PLC	18,168	230,611
Greggs PLC	7,878	75,465
Halfords Group PLC	15,547	119,060
Halma PLC	31,315	309,409
Hardy Oil & Gas PLC (I)	5,072	8,396
Hays PLC	90,038	168,943
Headlam Group PLC	4,631	30,741
Helical Bar PLC	8,263	46,805
Hikma Pharmaceuticals PLC	16,363	458,414
Hill & Smith Holdings PLC	6,401	58,183
Home Retail Group PLC	14,484	39,009
HomeServe PLC	23,941	123,949
Howden Joinery Group PLC	51,873	284,383
Hunting PLC	9,804	141,361
Hyder Consulting PLC	3,872	47,009
ICAP PLC	15,576	97,410
IG Group Holdings PLC	23,822	229,130

The accompanying notes are an integral part of the financial statements.	138

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Imagination Technologies Group PLC (I)	16,400	$49,730
Inchcape PLC	29,466	306,421
Informa PLC	13,264	104,792
Innovation Group PLC	32,953	15,189
Intermediate Capital Group PLC	39,548	251,125
International Personal Finance PLC	27,936	220,360
Interserve PLC	9,571	92,798
ITE Group PLC	16,803	46,046
Ithaca Energy, Inc. (I)	15,580	29,214
J.D. Wetherspoon PLC	8,178	105,840
James Fisher & Sons PLC	4,579	98,145
Jardine Lloyd Thompson Group PLC	10,279	162,080
Jazztel PLC (I)	19,044	307,691
JD Sports Fashion PLC	1,594	11,068
JKX Oil & Gas PLC (I)	8,683	6,785
John Menzies PLC	1,262	11,619
John Wood Group PLC	1,787	21,903
Jupiter Fund Management PLC	10,970	62,916
Kazakhmys PLC (I)	5,608	23,863
Kcom Group PLC	52,905	81,010
Keller Group PLC	4,607	65,494
Kier Group PLC	3,106	82,690
Ladbrokes PLC	55,844	116,730
Laird PLC	26,527	132,661
Lancashire Holdings, Ltd.	13,824	143,231
Lavendon Group PLC	3,421	11,184
Lookers PLC	22,449	48,665
Low & Bonar PLC	22,280	21,595
M.J. Gleeson Group PLC	2,770	17,643
Man Group PLC	48,511	93,014
Management Consulting Group PLC	217	89
Marshalls PLC	4,569	14,850
Marston’s PLC	31,530	75,173
McBride PLC (I)	14,770	20,842
Mears Group PLC	8,289	58,384
Melrose Industries PLC	1,069	4,279
Michael Page International PLC	20,769	140,321
Micro Focus International PLC (I)	20,560	353,073
Millennium & Copthorne Hotels PLC	13,381	123,604
Mitchells & Butlers PLC (I)	20,686	119,741
Mitie Group PLC	23,431	108,991
Moneysupermarket.com Group PLC	14,801	46,858
Morgan Crucible Company PLC	24,042	115,220
Morgan Sindall PLC	789	10,482
Mothercare PLC (I)	4,601	19,971
MWB Group Holdings PLC (I)	11,618	918
N. Brown Group PLC	16,271	100,467
National Express Group PLC	34,580	132,850
NCC Group, Ltd.	19,225	61,061
Northgate PLC	1,332	10,433
Novae Group PLC	2,664	23,151
Optos PLC (I)	3,748	11,895
Oxford Biomedica PLC (I)	57,574	3,478
Oxford Instruments PLC	2,533	41,786
Pace PLC	22,875	109,991
PayPoint PLC	4,414	70,230
Pendragon PLC	63,903	34,193
Pennon Group PLC	11,080	141,602
Perform Group PLC (I)	2,711	11,332
Petropavlovsk PLC (I)	13,086	4,653
Photo-Me International PLC	20,281	43,277
Premier Farnell PLC	29,879	87,717
Premier Foods PLC (I)	41,106	24,266
Premier Oil PLC	29,180	157,399
Punch Taverns PLC (I)	20,164	2,903
PZ Cussons PLC	16,024	94,912
QinetiQ Group PLC	56,452	204,856
Quintain Estates & Development PLC (I)	36,270	52,405
Rank Group PLC	3,844	10,007
Rathbone Brothers PLC	3,854	118,936
Redrow PLC	24,204	110,063
Renishaw PLC	2,747	72,375
Rentokil Initial PLC	67,283	128,085
Ricardo PLC	637	6,925
Rightmove PLC	7,789	270,894
RM PLC	8,752	22,315
Rotork PLC	7,111	317,630
RPC Group PLC	17,074	154,405
RPS Group PLC	17,736	74,950
Salamander Energy PLC (I)	13,282	21,480
Savills PLC	10,012	99,310
SDL PLC (I)	7,019	39,259
Senior PLC	21,678	93,956
Shanks Group PLC	35,094	50,944
SIG PLC	25,405	68,354
Skyepharma PLC (I)	753	4,002
Smiths News PLC	16,404	39,642
Soco International PLC (I)	16,636	102,412
Spectris PLC	10,418	304,352
Spirax-Sarco Engineering PLC	6,132	279,808
Spirent Communications PLC	48,511	82,057
Spirit Pub Company PLC	20,164	31,417
Sportech PLC (I)	11,390	9,695
St. Ives PLC	3,492	11,300
St. Modwen Properties PLC	14,271	84,823
Stagecoach Group PLC	24,940	148,525
SThree PLC	8,144	46,076
Stobart Group, Ltd.	1,253	2,249
Stolt-Nielsen, Ltd.	620	12,015
STV Group PLC	2,685	15,717
SuperGroup PLC (I)	11	202
Synergy Health PLC	4,425	104,950
Synthomer PLC	8,486	29,115
TalkTalk Telecom Group PLC	28,536	138,127
Ted Baker PLC	381	11,474
Telecity Group PLC	6,110	73,938
Telecom Plus PLC	773	16,701
The Restaurant Group PLC	15,717	165,753
The Unite Group PLC	9,365	64,247
The Vitec Group PLC	1,430	14,213
Thomas Cook Group PLC (I)	27,271	52,460
Thorntons PLC (I)	5,797	9,998
Tipp24 SE	349	13,159
Topps Tiles PLC	15,591	26,305
Torotrak PLC (I)	2,223	603
Tribal Group PLC	7,453	20,587
Trinity Mirror PLC (I)	10,984	29,996
TT electronics PLC	14,769	39,929
Tullett Prebon PLC	16,882	73,063
UBM PLC	13,505	127,137
UK Mail Group PLC	2,825	21,728
Ultra Electronics Holdings PLC	5,588	159,954
UTV Media PLC	6,973	24,575
Vectura Group PLC (I)	29,652	63,276
Vesuvius PLC	21,699	158,425
Victrex PLC	5,831	151,322

The accompanying notes are an integral part of the financial statements.	139

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Volex Group PLC	3,136	$4,337
Vp PLC	637	6,283
W.S. Atkins PLC	8,340	177,595
WH Smith PLC	11,284	197,406
William Hill PLC	12,550	74,999
Wilmington Group PLC	8,076	28,122
Wincanton PLC (I)	7,151	15,822
Xaar PLC	1,413	8,600
Xchanging PLC	19,640	59,646
		21,570,719
United States - 0.3%
Alacer Gold Corp.	5,400	10,125
Argonaut Gold, Inc. (I)	6,900	24,151
BNK Petroleum, Inc. (I)	5,141	4,269
Boart Longyear, Ltd. (I)	36,330	5,716
Chaparral Gold Corp. (I)	1,700	805
Kofax, Ltd. (I)	2,760	21,481
Performance Sports Group, Ltd. (I)	2,200	35,752
Sims Metal Management, Ltd.	15,252	149,637
Thompson Creek Metals Company, Inc. (I)	11,493	25,347
		277,283
TOTAL COMMON STOCKS (Cost $104,254,373)		$110,973,161

RIGHTS - 0.0%
Elders Ltd. (Expiration Date: 10/7/14; Strike
Price: AUD 0.15) (I)	29,113	$637
Intercell AG (I)(N)	3,233	0
Kungsleden AB (Expiration Date: 10/8/14;
Strike Price: SEK 35.00) (I)	10,626	3,829
Mota-Engil Africa (Expiration
Date: 12/31/49) (I)(N)	5,366	3,578
PNE Wind AG (Strike Price: EUR 2.40) (I)(N)	3,306	4
TOTAL RIGHTS (Cost $11,041)		$8,048

WARRANTS - 0.0%
HudBay Minerals, Inc. (Expiration Date:
07/20/2018; Strike Price: CAD 15.00) (I)	1	1
TOTAL WARRANTS (Cost $3)		$1

SECURITIES LENDING COLLATERAL - 1.1%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	123,795	$1,238,832
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,238,833)		$1,238,832

SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional Liquid Reserves
Fund, 0.0853% (Y)	234,458	234,458
TOTAL SHORT-TERM INVESTMENTS (Cost $234,458)		$234,458
Total Investments (International Small Company Trust)
(Cost $105,738,708) - 100.8%		$112,454,500
Other assets and liabilities, net - (0.8%)		(866,413)
TOTAL NET ASSETS - 100.0%		$111,588,087

International Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.9%
Belgium - 0.6%
UCB SA	74,190	$6,722,587
Brazil - 1.0%
BM&FBovespa SA	1,019,400	4,660,236
Petroleo Brasileiro SA, ADR	268,844	4,003,087
Vale SA (Preference A Shares), ADR	263,960	2,563,052
		11,226,375
Canada - 6.0%
AGF Management, Ltd., Class B	243,200	2,536,342
Cenovus Energy, Inc.	114,500	3,080,392
Ensign Energy Services, Inc.	819,700	10,766,362
HudBay Minerals, Inc.	1,282,500	10,958,994
Suncor Energy, Inc.	433,700	15,695,219
Talisman Energy, Inc.	1,420,540	12,290,756
Trican Well Service, Ltd.	931,800	10,899,219
		66,227,284
China - 6.5%
China Life Insurance Company, Ltd., H Shares	2,319,000	6,445,831
China Shenhua Energy Company, Ltd.,
H Shares	2,920,000	8,128,111
China Telecom Corp., Ltd., H Shares	25,170,427	15,429,066
Shanghai Electric Group Company, Ltd.,
H Shares	13,746,000	7,291,453
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	3,490,600	8,547,258
Sinopec Engineering Group Company, Ltd.,
H Shares	6,147,000	6,590,454
Sinopharm Group Company, Ltd., H Shares	1,422,000	5,186,373
Springland International Holdings, Ltd.	8,764,500	3,316,571
Trina Solar, Ltd., ADR (I)(L)	901,010	10,875,191
		71,810,308
Denmark - 0.4%
FLSmidth & Company A/S (L)	96,640	4,608,744
France - 11.9%
AXA SA	914,651	22,530,190
BNP Paribas SA	390,336	25,905,890
Cie de Saint-Gobain	154,110	7,041,515
Cie Generale des Etablissements Michelin	102,410	9,646,076
Ipsen SA	137,358	6,754,002
Sanofi	205,173	23,199,036
Societe Generale SA	146,133	7,453,934
Technip SA	116,730	9,792,008
Total SA	298,786	19,347,618
		131,670,269
Germany - 7.9%
Bayer AG	87,640	12,194,080
Deutsche Boerse AG	130,130	8,738,318
Deutsche Lufthansa AG	402,760	6,324,189
Gerresheimer AG	95,880	6,202,674
Kloeckner & Company SE (I)	455,830	6,246,107
Merck KGaA	113,494	10,431,850
Metro AG (I)	213,172	6,990,995
MorphoSys AG (I)	52,640	5,135,667
Muenchener Rueckversicherungs AG	34,627	6,830,781
SAP SE	39,470	2,848,536
Siemens AG	129,551	15,415,537
		87,358,734
Hong Kong - 4.0%
China Mobile, Ltd.	718,000	8,393,028
Digital China Holdings, Ltd.	4,518,000	4,030,257

The accompanying notes are an integral part of the financial statements.	140

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Hong Kong (continued)
First Pacific Company, Ltd.	2,670,750	$2,753,108
GCL-Poly Energy Holdings, Ltd. (I)	39,356,000	14,527,074
Kingboard Chemical Holdings, Ltd.	4,975,800	9,879,514
Kunlun Energy Company, Ltd.	2,154,000	3,108,307
Noble Group, Ltd.	1,302,600	1,324,300
Value Partners Group, Ltd.	592,100	432,771
		44,448,359
India - 0.8%
Jain Irrigation Systems, Ltd.	1,974,568	2,572,148
LIC Housing Finance, Ltd.	652,320	3,417,816
Power Grid Corp. of India, Ltd.	1,140,059	2,490,162
		8,480,126
Ireland - 0.7%
CRH PLC	366,490	8,323,096
Israel - 1.5%
Teva Pharmaceutical Industries, Ltd., ADR	300,875	16,172,031
Italy - 3.6%
Eni SpA	585,496	13,891,609
Saipem SpA (I)	306,987	6,510,091
UniCredit SpA	2,526,658	19,849,140
		40,250,840
Japan - 5.8%
Canon, Inc.	120,900	3,933,591
Capcom Company, Ltd.	177,300	2,782,840
ITOCHU Corp.	1,279,460	15,626,036
Namco Bandai Holdings, Inc.	350,500	9,017,046
Nissan Motor Company, Ltd.	1,271,800	12,311,208
Suntory Beverage & Food, Ltd.	178,200	6,310,361
Toyota Motor Corp.	244,130	14,364,399
		64,345,481
Netherlands - 6.2%
Aegon NV	1,854,132	15,267,305
Akzo Nobel NV	164,700	11,268,972
ING Groep NV (I)	1,064,170	15,126,343
QIAGEN NV (I)	443,890	10,056,316
Royal Dutch Shell PLC, B Shares	424,586	16,785,573
		68,504,509
Norway - 1.8%
Statoil ASA	409,200	11,140,788
Telenor ASA	411,835	9,038,739
		20,179,527
Russia - 1.0%
Lukoil OAO, ADR	68,678	3,495,710
MMC Norilsk Nickel OJSC, ADR	316,697	5,906,399
Mobile Telesystems OJSC, ADR	146,249	2,184,960
		11,587,069
Singapore - 0.7%
United Overseas Bank, Ltd.	415,000	7,275,248
South Korea - 12.9%
Daewoo International Corp.	82,164	2,920,661
Hana Financial Group, Inc.	783,631	28,521,827
Hyundai Mobis	44,328	10,791,713
Hyundai Motor Company	16,233	2,924,751
KB Financial Group, Inc., ADR	756,368	27,395,649
KIWOOM Securities Company, Ltd.	84,364	4,088,686
Korea Investment Holdings Company, Ltd.	179,110	9,388,603
POSCO	62,318	19,168,564
Samsung Electronics Company, Ltd.	33,925	37,996,249
		143,196,703
Spain - 1.1%
Telefonica SA	808,928	12,493,243
Sweden - 0.6%
Getinge AB, B Shares	276,302	6,937,222
Switzerland - 7.7%
ABB, Ltd. (I)	210,050	4,698,729
Basilea Pharmaceutica (I)	36,130	3,599,440
Credit Suisse Group AG (I)	863,059	23,877,093
GAM Holding AG (I)	226,160	3,895,895
Lonza Group AG (I)	59,600	7,181,547
Meyer Burger Technology AG (I)(L)	224,670	2,290,394
Novartis AG	117,590	11,073,258
Roche Holding AG	82,202	24,274,491
Swiss Re AG (I)	64,831	5,159,400
		86,050,247
Thailand - 0.5%
Bangkok Bank PCL	841,800	5,288,869
United Arab Emirates - 0.3%
Dragon Oil PLC	342,730	3,316,869
United Kingdom - 13.6%
Aviva PLC	1,392,020	11,776,590
BAE Systems PLC	1,763,241	13,421,214
Barclays PLC	1,241,830	4,567,673
BP PLC	2,390,285	17,485,735
Carillion PLC	1,520,420	7,478,459
GlaxoSmithKline PLC	682,294	15,586,415
HSBC Holdings PLC	1,402,170	14,247,851
Kingfisher PLC	2,303,870	12,048,950
Marks & Spencer Group PLC	1,603,200	10,482,509
Noble Corp. PLC	317,913	7,064,027
Rexam PLC	790,960	6,287,644
Serco Group PLC	553,718	2,570,914
Tesco PLC	5,853,910	17,487,148
Vodafone Group PLC	3,324,762	10,955,832
		151,460,961
United States - 0.8%
Flextronics International, Ltd. (I)	776,870	8,017,298
Paragon Offshore PLC (I)(L)	105,971	651,721
		8,669,019
TOTAL COMMON STOCKS (Cost $989,235,678)		$1,086,603,720

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	1,771,740	17,729,983
TOTAL SECURITIES LENDING
COLLATERAL (Cost $17,729,757)		$17,729,983

SHORT-TERM INVESTMENTS - 1.8%
Time deposits - 1.8%
Bank of Montreal, 0.040%, 10/01/2014 *	$20,000,000	$20,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,000,000)		$20,000,000
Total Investments (International Value Trust)
(Cost $1,026,965,435) - 101.3%		$1,124,333,703
Other assets and liabilities, net - (1.3%)		(14,701,777)
TOTAL NET ASSETS - 100.0%		$1,109,631,926

The accompanying notes are an integral part of the financial statements.	141

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 35.9%
U.S. government - 14.0%
Treasury Inflation Protected Securities
0.125%, 04/15/2019 to 01/15/2023		$7,675,823	$7,592,256
0.250%, 07/15/2024		3,511,900	3,373,893
0.625%, 01/15/2024		7,622,512	7,664,189
1.375%, 02/15/2044		1,942,351	2,077,405
U.S. Treasury Bonds
3.125%, 08/15/2044		6,695,000	6,588,295
3.375%, 05/15/2044		3,750,000	3,871,875
3.625%, 08/15/2043 to 02/15/2044		150,000	162,125
3.750%, 11/15/2043		550,000	607,922
5.375%, 02/15/2031		10,000	13,239
U.S. Treasury Notes
0.250%, 02/15/2015 to 07/31/2015		729,600	730,182
0.500%, 09/30/2016		7,985,000	7,971,276
0.625%, 12/15/2016		301,000	300,341
1.625%, 08/31/2019		3,355,000	3,332,984
2.750%, 02/15/2024		200,000	204,766
			44,490,748
U.S. government agency - 21.9%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)		4,200,000	4,144,219
3.500%, TBA (C)		4,200,000	4,286,297
4.000%, TBA (C)		2,600,000	2,736,990
4.500%, TBA (C)		4,000,000	4,314,226
5.000%, TBA (C)		2,200,000	2,423,437
5.000%, 12/01/2034		430,510	477,042
6.500%, 04/01/2029 to 08/01/2034		37,705	43,266
7.500%, 08/01/2025 to 05/01/2028		13,957	16,201
Federal National Mortgage Association
2.500%, TBA (C)		1,200,000	1,201,046
2.500%, 12/01/2042 to 03/01/2043		2,039,283	1,935,088
3.000%, TBA (C)		13,000,000	12,948,184
3.500%, TBA (C)		3,300,000	3,373,052
4.000%, TBA (C)		6,500,000	6,850,601
4.500%, TBA (C)		6,500,000	7,013,664
5.000%, TBA (C)		1,800,000	1,986,750
Government National
Mortgage Association
4.000%, TBA (C)		7,700,000	8,168,265
4.000%, 11/15/2040 to 02/15/2042		157,887	168,152
4.500%, TBA (C)		6,400,000	6,942,762
6.000%, 08/15/2032 to 04/15/2035		100,376	114,206
6.500%, 06/15/2028 to 02/15/2035		57,505	66,025
7.000%, 11/15/2031 to 11/15/2033		400,692	465,856
8.000%, 07/15/2030		6,548	7,872
			69,683,201
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $113,788,512)			$114,173,949

FOREIGN GOVERNMENT
OBLIGATIONS - 2.4%
Brazil - 0.7%
Federative Republic of Brazil, 0.000%
(Linked to Brazilian SELIC; no
payments until maturity)
09/01/2020 (I)	BRL	352,000	914,858
Federative Republic of Brazil
4.250%, 01/07/2025		$285,000	282,150
5.875%, 01/15/2019		750,000	843,750
			2,040,758
Colombia - 0.1%
Republic of Colombia
5.625%, 02/26/2044		200,000	220,000
Costa Rica - 0.2%
Republic of Costa Rica
5.625%, 04/30/2043		725,000	619,875
Dominican Republic - 0.2%
Government of Dominican Republic
11.500%, 05/10/2024 (S)	DOP	30,000,000	722,767
France - 0.1%
Government of France
0.250%, 07/25/2024	EUR	242,882	319,915
Italy - 0.1%
Republic of Italy
2.350%, 09/15/2024 (S)		250,293	351,512
Mexico - 0.3%
Government of Mexico
4.750%, 03/08/2044		$1,050,000	1,039,500
Russia - 0.1%
Government of Russia
7.500%, 02/27/2019	RUB	18,650,000	441,993
South Africa - 0.2%
Republic of South Africa
7.750%, 02/28/2023	ZAR	7,050,000	610,351
Spain - 0.1%
Kingdom of Spain
1.800%, 11/30/2024 (S)	EUR	239,417	331,314
Turkey - 0.1%
Republic of Turkey
4.350%, 11/12/2021		225,000	304,932
Uruguay - 0.2%
Republic of Uruguay
4.250%, 04/05/2027	UYU	13,836,547	614,244
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,774,620)			$7,617,161

CORPORATE BONDS - 32.5%
Consumer discretionary - 4.0%
21st Century Fox America, Inc.
7.750%, 01/20/2024		$622,000	785,298
7.850%, 03/01/2039		325,000	457,422
Arcelik AS
5.000%, 04/03/2023 (S)		265,000	249,100
AutoZone, Inc.
3.700%, 04/15/2022		420,000	427,964
4.000%, 11/15/2020		125,000	132,534
British Sky Broadcasting Group Plc
2.625%, 09/16/2019 (S)		490,000	489,816
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)		85,000	35,913
CCO Holdings LLC
5.125%, 02/15/2023		5,000	4,800
5.250%, 09/30/2022		5,000	4,894
5.750%, 09/01/2023		35,000	34,825
Comcast Cable Communications LLC
8.500%, 05/01/2027		556,000	782,083
Cox Communications, Inc.
2.950%, 06/30/2023 (S)		310,000	290,233
5.875%, 12/01/2016 (S)		850,000	930,599
8.375%, 03/01/2039 (S)		85,000	120,493

The accompanying notes are an integral part of the financial statements.	142

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
DIRECTV Holdings LLC
1.750%, 01/15/2018		$500,000	$497,631
2.400%, 03/15/2017		225,000	230,038
DISH DBS Corp.
5.875%, 07/15/2022		10,000	10,200
6.750%, 06/01/2021		281,000	302,075
Ford Motor Credit Company LLC
3.875%, 01/15/2015		350,000	353,359
5.000%, 05/15/2018		255,000	278,543
Gannett Company, Inc.
5.125%, 10/15/2019 (S)		225,000	227,250
5.125%, 07/15/2020		220,000	220,550
General Motors Financial Company, Inc.
3.500%, 07/10/2019		660,000	665,091
4.750%, 08/15/2017		545,000	573,613
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)		80,000	77,400
Sotheby’s
5.250%, 10/01/2022 (S)		120,000	113,700
TCI Communications, Inc.
8.750%, 08/01/2015		692,000	739,074
Time Warner Cable, Inc.
5.000%, 02/01/2020		700,000	778,053
5.875%, 11/15/2040		360,000	423,582
6.750%, 07/01/2018		250,000	290,729
Time Warner, Inc.
2.100%, 06/01/2019		575,000	565,252
6.100%, 07/15/2040		180,000	208,668
7.700%, 05/01/2032		598,000	819,412
Viacom, Inc.
4.375%, 03/15/2043		88,000	81,022
5.625%, 09/15/2019		300,000	341,437
			12,542,653
Consumer staples - 1.3%
Altria Group, Inc.
9.250%, 08/06/2019		80,000	104,166
9.700%, 11/10/2018		236,000	304,068
10.200%, 02/06/2039		97,000	163,440
Anheuser-Busch InBev Worldwide, Inc.
0.800%, 07/15/2015		325,000	325,946
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015		780,000	791,470
CVS Health Corp.
4.125%, 05/15/2021		425,000	455,225
Grupo Bimbo SAB de CV
4.875%, 06/27/2044 (S)		740,000	715,240
Molson Coors Brewing Company
3.500%, 05/01/2022		170,000	170,851
Sysco Corp.
2.350%, 10/02/2019		415,000	414,878
Wal-Mart Stores, Inc.
4.300%, 04/22/2044		375,000	377,844
6.500%, 08/15/2037		200,000	264,894
			4,088,022
Energy - 2.7%
Anadarko Petroleum Corp.
5.950%, 09/15/2016		400,000	436,292
California Resources Corp.
5.000%, 01/15/2020 (S)		15,000	15,225
5.500%, 09/15/2021 (S)		35,000	35,525
6.000%, 11/15/2024 (S)		25,000	25,688
Cenovus Energy, Inc.
5.200%, 09/15/2043		825,000	882,493
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017		400,000	454,047
CNPC General Capital, Ltd.
1.950%, 04/16/2018 (S)		655,000	644,122
Denbury Resources, Inc.
5.500%, 05/01/2022		75,000	74,438
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)		305,000	274,500
El Paso Corp.
6.500%, 09/15/2020		40,000	45,000
Energy Transfer Equity LP
7.500%, 10/15/2020		200,000	223,500
Energy Transfer Partners LP
3.600%, 02/01/2023		760,000	739,976
5.950%, 10/01/2043		600,000	643,226
Harvest Operations Corp.
6.875%, 10/01/2017		165,000	172,013
Hess Corp.
1.300%, 06/15/2017		330,000	328,770
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044		305,000	305,680
Kinder Morgan, Inc.
7.000%, 06/15/2017		230,000	253,575
Lukoil International Finance BV
3.416%, 04/24/2018 (S)		815,000	763,044
Newfield Exploration Company
6.875%, 02/01/2020		140,000	145,950
Nexen Energy ULC
6.200%, 07/30/2019		90,000	104,453
7.500%, 07/30/2039		125,000	172,407
Peabody Energy Corp.
6.500%, 09/15/2020 (L)		220,000	205,700
Petrobras International Finance Company
5.375%, 01/27/2021		410,000	414,059
Plains All American Pipeline LP
3.850%, 10/15/2023		225,000	228,544
Williams Partners LP
3.900%, 01/15/2025		565,000	554,897
4.300%, 03/04/2024		465,000	474,411
WPX Energy, Inc.
5.250%, 09/15/2024		20,000	19,350
			8,636,885
Financials - 16.8%
American International Group, Inc.
4.500%, 07/16/2044		260,000	256,864
5.450%, 05/18/2017		95,000	104,697
6.400%, 12/15/2020		275,000	326,447
Asian Development Bank
6.350%, 08/17/2016	INR	20,000,000	323,784
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)		$680,000	729,271
Banco Bilbao Vizcaya Argentaria SA
(7.000% to 02/19/2019, then 5 year
Euro Swap Rate + 6.155%)
02/19/2019 (Q)	EUR	600,000	798,805
Banco Bilbao Vizcaya Argentaria SA
(9.000% to 05/19/2018, then 5 Year
U.S. Swap Rate + 8.262%)
05/19/2018 (Q)		$400,000	425,000

The accompanying notes are an integral part of the financial statements.	143

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco Santander SA (6.250% to
03/12/2019, then 5 year Euro Swap
Rate + 5.410%)
03/12/2019 (Q)	EUR	800,000	$978,864
Bank of America Corp.
4.100%, 07/24/2023		$150,000	153,175
4.200%, 08/26/2024		170,000	168,309
5.625%, 07/01/2020		945,000	1,068,408
6.400%, 08/28/2017		1,200,000	1,350,152
7.750%, 05/14/2038		825,000	1,112,708
Bank of Ireland
10.000%, 07/30/2016	EUR	200,000	272,819
Barclays Bank PLC
6.050%, 12/04/2017 (S)		$1,680,000	1,867,574
Barclays PLC (8.000% to 12/15/2020, then
5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)	EUR	200,000	262,715
Barclays PLC (8.250% to 12/15/2018, then
5 year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		$225,000	230,906
BPCE SA
2.500%, 12/10/2018		575,000	576,515
5.150%, 07/21/2024 (S)		440,000	453,551
5.700%, 10/22/2023 (S)		595,000	632,907
Brandywine Operating Partnership LP
4.950%, 04/15/2018		400,000	431,212
5.700%, 05/01/2017		825,000	899,106
Capital One Financial Corp.
6.150%, 09/01/2016		950,000	1,037,953
CIT Group, Inc.
5.500%, 02/15/2019 (S)		375,000	391,406
Citigroup, Inc.
5.375%, 08/09/2020		28,000	31,694
5.500%, 09/13/2025		320,000	349,022
6.125%, 08/25/2036		850,000	974,581
6.675%, 09/13/2043		180,000	220,615
8.500%, 05/22/2019		850,000	1,062,679
Credit Agricole SA (6.500% to
06/23/2021, then 5 Year U.S. Swap
Rate + 5.120%)
06/23/2021 (Q)	EUR	275,000	349,944
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)		$200,000	221,955
Credit Suisse AG (5.750% to 09/18/2020,
then 5 Year Euro Swap Rate + 4.000%)
09/18/2025	EUR	200,000	276,899
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q)(S)		$415,000	435,750
Credit Suisse Group Guernsey I, Ltd.
(7.875% to 08/24/2016, then 5 Year
U.S. Swap Rate + 5.220%)
02/24/2041		100,000	106,000
Discover Financial Services
6.450%, 06/12/2017		885,000	991,357
Duke Realty LP
6.750%, 03/15/2020		340,000	401,354
Equity One, Inc.
6.000%, 09/15/2017		400,000	442,354
Everest Reinsurance Holdings, Inc.
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037		800,000	836,000
General Electric Capital Corp.
5.625%, 05/01/2018		75,000	84,804
5.875%, 01/14/2038		850,000	1,025,241
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)		400,000	431,000
Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038		195,000	228,638
HCP, Inc.
4.200%, 03/01/2024		175,000	176,671
7.072%, 06/08/2015		433,000	451,725
Health Care REIT, Inc.
4.500%, 01/15/2024		350,000	360,193
5.250%, 01/15/2022		781,000	864,234
HSBC Holdings PLC
5.625%, 01/17/2020 (P)(Q)		400,000	397,200
6.500%, 09/15/2037		165,000	202,987
6.800%, 06/01/2038		355,000	455,381
HSBC USA, Inc.
2.375%, 02/13/2015		560,000	564,209
Intesa Sanpaolo SpA
2.375%, 01/13/2017		600,000	606,703
JPMorgan Chase & Company
3.375%, 05/01/2023		165,000	158,102
4.250%, 10/15/2020		225,000	239,864
4.850%, 02/01/2044		225,000	235,700
5.625%, 08/16/2043		905,000	1,002,869
6.000%, 01/15/2018		600,000	675,412
6.300%, 04/23/2019		180,000	208,830
KBC Groep NV (5.625% to 03/19/2019,
then 5 Year Euro Swap Rate + 4.759%)
03/19/2019 (Q)	EUR	120,000	145,314
Kimco Realty Corp.
5.584%, 11/23/2015		$310,000	326,174
6.875%, 10/01/2019		560,000	665,388
Liberty Property LP
3.375%, 06/15/2023		180,000	174,707
4.125%, 06/15/2022		150,000	155,461
6.625%, 10/01/2017		210,000	237,580
Lloyds Banking Group PLC (6.375% to
06/27/2020, then 5 Year Euro Swap
Rate + 5.290%)
06/27/2020 (Q)	EUR	450,000	584,003
Lloyds Banking Group PLC (7.000% to
06/27/2019, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (Q)	GBP	200,000	320,015
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018		$280,000	284,790
3.500%, 03/10/2025		235,000	231,174
Massachusetts Mutual Life
Insurance Company
5.375%, 12/01/2041 (S)		140,000	154,767
8.875%, 06/01/2039 (S)		410,000	633,362
Morgan Stanley
4.350%, 09/08/2026		500,000	491,572

The accompanying notes are an integral part of the financial statements.	144

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
4.875%, 11/01/2022		$361,000	$381,227
5.550%, 04/27/2017		355,000	388,699
6.625%, 04/01/2018		1,225,000	1,403,117
Nationwide Building Society (6.875% to
06/20/2019, then 5 year British Pound
Swap Rate + 4.880%)
06/20/2019 (Q)	GBP	460,000	719,815
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)		$615,000	838,684
Navient LLC
5.500%, 01/15/2019		120,000	122,400
7.250%, 01/25/2022		55,000	59,675
8.000%, 03/25/2020		10,000	11,213
8.450%, 06/15/2018		100,000	112,500
PNC Funding Corp.
5.625%, 02/01/2017		1,100,000	1,199,218
Principal Life Global Funding I
6.125%, 10/15/2033 (S)		197,000	244,750
Prologis LP
3.350%, 02/01/2021		925,000	923,167
Prudential Financial, Inc.
4.600%, 05/15/2044		1,150,000	1,139,076
Realty Income Corp.
3.250%, 10/15/2022		245,000	239,494
6.750%, 08/15/2019		410,000	484,148
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024		490,000	481,586
Santander Bank NA
8.750%, 05/30/2018		250,000	302,210
Societe Generale SA (6.000% to
01/27/2020, then 5 Year U.S. Swap
Rate + 4.067%)
01/27/2020 (Q)(S)		245,000	224,396
Societe Generale SA (6.750% to
04/07/2021, then 5 year U.S. Swap
Rate + 5.538%)
04/07/2021 (Q)	EUR	425,000	534,112
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)		$725,000	745,300
Sumitomo Mitsui Financial Group, Inc.
4.436%, 04/02/2024 (S)		800,000	819,724
Sun Canada Financial Company
7.250%, 12/15/2015 (S)		1,471,000	1,579,008
SunTrust Banks, Inc.
3.600%, 04/15/2016		705,000	733,759
The Bear Stearns Companies LLC
6.400%, 10/02/2017		85,000	96,156
7.250%, 02/01/2018		230,000	267,600
The Goldman Sachs Group, Inc.
4.000%, 03/03/2024		230,000	231,717
4.800%, 07/08/2044		175,000	175,972
6.750%, 10/01/2037		865,000	1,028,739
UDR, Inc.
3.700%, 10/01/2020		165,000	170,415
UniCredit SpA (8.000% to 06/03/2024,
then 5 Year U.S. Swap Rate + 5.180%)
06/03/2024 (Q)		200,000	198,348
Ventas Realty LP
2.700%, 04/01/2020		295,000	290,297
4.750%, 06/01/2021		575,000	626,144
Wells Fargo & Co
3.300%, 09/09/2024		525,000	515,200
Wells Fargo & Company
3.450%, 02/13/2023		350,000	344,013
4.100%, 06/03/2026		630,000	627,994
4.125%, 08/15/2023		370,000	382,654
5.375%, 11/02/2043		145,000	158,615
5.606%, 01/15/2044		300,000	337,578
			53,466,142
Health care - 1.6%
Actavis Funding SCS
3.850%, 06/15/2024 (S)		1,000,000	969,653
Amgen, Inc.
5.150%, 11/15/2041		105,000	110,824
6.900%, 06/01/2038		205,000	265,330
Community Health Systems, Inc.
5.125%, 08/01/2021 (S)		75,000	74,813
Express Scripts Holding Company
2.100%, 02/12/2015		1,575,000	1,584,007
HCA, Inc.
5.875%, 03/15/2022		130,000	136,663
6.500%, 02/15/2020		365,000	398,306
Humana Inc
2.625%, 10/01/2019		270,000	269,897
Tenet Healthcare Corp.
6.000%, 10/01/2020		385,000	407,138
WellCare Health Plans, Inc.
5.750%, 11/15/2020		85,000	86,488
WellPoint, Inc.
2.300%, 07/15/2018		25,000	25,069
5.100%, 01/15/2044		125,000	132,814
7.000%, 02/15/2019		485,000	577,960
			5,038,962
Industrials - 1.4%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021 (S)		170,000	164,900
Air Lease Corp.
4.500%, 01/15/2016		725,000	750,375
Canadian Pacific Railway Company
9.450%, 08/01/2021		175,000	237,684
Clean Harbors, Inc.
5.125%, 06/01/2021		20,000	19,825
5.250%, 08/01/2020		91,000	91,000
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021		161,000	173,478
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)		1,060,000	1,109,553
Penske Truck Leasing Company LP
4.250%, 01/17/2023 (S)		975,000	1,002,811
4.875%, 07/11/2022 (S)		125,000	134,362
Ryder System, Inc.
2.550%, 06/01/2019		235,000	235,372
The ADT Corp.
6.250%, 10/15/2021 (L)		200,000	207,000
Waste Management, Inc.
6.375%, 03/11/2015		375,000	384,419
			4,510,779
Information technology - 0.4%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		200,000	208,000

The accompanying notes are an integral part of the financial statements.	145

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Cardtronics, Inc.
5.125%, 08/01/2022 (S)	$90,000	$88,650
NCR Corp.
4.625%, 02/15/2021	190,000	186,200
5.000%, 07/15/2022	20,000	19,550
TSMC Global, Ltd.
1.625%, 04/03/2018 (S)	925,000	913,549
		1,415,949
Materials - 0.8%
ABJA Investment Company Pte, Ltd.
5.950%, 07/31/2024	545,000	551,540
Barrick Gold Corp.
4.100%, 05/01/2023	225,000	216,257
CF Industries, Inc.
5.150%, 03/15/2034	665,000	700,753
Clearwater Paper Corp.
5.375%, 02/01/2025 (S)	85,000	83,938
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)	40,000	40,700
Glencore Funding LLC
1.700%, 05/27/2016 (S)	405,000	407,722
Steel Dynamics, Inc.
5.125%, 10/01/2021 (S)	30,000	30,450
5.500%, 10/01/2024 (S)	45,000	45,225
United States Steel Corp.
7.375%, 04/01/2020	90,000	99,900
Vale Canada, Ltd.
5.700%, 10/15/2015	217,000	227,508
		2,403,993
Telecommunication services - 2.4%
AT&T, Inc.
4.800%, 06/15/2044	505,000	496,780
SBA Tower Trust
2.933%, 12/15/2017 (S)	520,000	527,368
3.598%, 04/15/2018 (S)	730,000	729,893
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)	150,000	164,438
9.000%, 11/15/2018 (S)	80,000	92,500
Sprint Corp.
7.125%, 06/15/2024 (S)	195,000	196,463
T-Mobile USA, Inc.
6.125%, 01/15/2022	10,000	10,050
6.464%, 04/28/2019	155,000	161,006
6.500%, 01/15/2024	15,000	15,188
6.633%, 04/28/2021	65,000	66,625
6.731%, 04/28/2022	175,000	178,938
6.836%, 04/28/2023	25,000	25,688
Verizon Communications, Inc.
2.625%, 02/21/2020 (S)	611,000	603,483
5.012%, 08/21/2054 (S)	595,000	597,824
5.150%, 09/15/2023	1,275,000	1,410,221
6.550%, 09/15/2043	1,656,000	2,068,993
VimpelCom Holdings BV
5.950%, 02/13/2023 (S)	365,000	333,975
		7,679,433
Utilities - 1.1%
AES Corp.
5.500%, 03/15/2024	135,000	131,288
Calpine Corp.
5.875%, 01/15/2024 (S)	35,000	36,225
CenterPoint Energy, Inc.
6.500%, 05/01/2018	165,000	190,280
DPL, Inc.
7.250%, 10/15/2021	45,000	46,463
Edison International
3.750%, 09/15/2017	495,000	524,057
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	145,000	212,259
Pacific Gas & Electric Company
3.750%, 02/15/2024	265,000	271,220
Progress Energy, Inc.
7.000%, 10/30/2031	270,000	356,588
Puget Sound Energy, Inc.
5.757%, 10/01/2039	15,000	18,449
7.000%, 03/09/2029	346,000	438,206
Sierra Pacific Power Company
6.000%, 05/15/2016	425,000	459,155
Wisconsin Energy Corp.
6.200%, 04/01/2033	217,000	270,584
Xcel Energy, Inc.
6.500%, 07/01/2036	285,000	372,294
		3,327,068
TOTAL CORPORATE BONDS (Cost $98,932,682)		$103,109,886

CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%
ACE Capital Trust II
9.700%, 04/01/2030	527,000	773,373
TOTAL CAPITAL PREFERRED SECURITIES (Cost $708,051)		$773,373

MUNICIPAL BONDS - 1.7%
Chicago O’Hare International Airport
(Illinois) 6.845%, 01/01/2038	290,000	324,725
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	50,000	60,429
New Jersey State Turnpike Authority
7.414%, 01/01/2040	465,000	666,224
Port Authority of New York & New Jersey
6.040%, 12/01/2029	400,000	498,868
Puerto Rico Commonwealth Government
Employees Retirement System, Series A
6.150%, 07/01/2038	475,000	272,992
6.200%, 07/01/2039	525,000	301,707
Puerto Rico Commonwealth Government
Employees Retirement System, Series B
6.550%, 07/01/2058	195,000	112,031
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	710,000	407,994
State of California
7.600%, 11/01/2040	75,000	110,937
7.550%, 04/01/2039	350,000	510,888
7.300%, 10/01/2039	550,000	767,349
State of Illinois, GO 5.665%, 03/01/2018	825,000	913,226
University of California
5.770%, 05/15/2043	35,000	42,504
4.601%, 05/15/2031	495,000	531,511
TOTAL MUNICIPAL BONDS (Cost $4,646,867)		$5,521,385

The accompanying notes are an integral part of the financial statements.	146

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) - 4.1%
Consumer discretionary - 1.5%
24 Hour Fitness Worldwide, Inc.
4.750%, 05/28/2021	$99,750	$99,345
99 Cents Only Stores
4.500%, 01/11/2019	173,250	171,554
Acosta, Inc. TBD 09/26/2021 (T)	100,000	99,999
Advantage Sales & Marketing, Inc.
3.750%, 07/23/2021	265,726	260,943
Aristocrat Leisure, Ltd.
TBD 09/29/2021 (T)	115,000	113,597
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	525,528	516,706
Charter Communications Operating LLC
4.250%, 09/12/2021	100,000	99,571
CityCenter Holdings LLC
4.250%, 10/16/2020	204,585	202,027
Delta 2 Lux SARL
4.750%, 07/30/2021	150,000	147,750
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	362,632	356,674
Ion Media Networks, Inc.
5.000%, 12/18/2020	178,650	178,650
Neiman Marcus Group, Ltd. LLC
4.250%, 10/25/2020	441,668	433,510
Scientific Games Corp.
TBD 09/17/2021 (T)	115,000	112,436
Serta Simmons Holdings LLC
4.250%, 10/01/2019	238,283	236,132
SRAM LLC
4.018%, 04/10/2020	277,876	272,434
The ServiceMaster Company LLC
4.250%, 07/01/2021	447,722	440,866
Town Sports International LLC
4.500%, 11/16/2020	292,788	251,797
Tribune Media Company
4.000%, 12/27/2020	756,133	745,973
		4,739,964
Consumer staples - 0.0%
Albertson’s Holdings LLC
4.500%, 08/25/2021	110,000	109,313
Energy - 0.2%
Arch Coal, Inc.
6.250%, 05/16/2018	123,737	112,879
Sandy Creek Energy Associates LP
5.000%, 11/06/2020	430,840	429,009
Seadrill Operating LP
4.000%, 02/21/2021	109,449	103,781
Western Refining, Inc.
4.250%, 11/12/2020	148,875	148,038
		793,707
Financials - 0.6%
ARG IH Corp.
4.750%, 11/15/2020	109,175	108,902
Asurion LLC
4.250%, 07/08/2020	395,990	389,308
8.500%, 03/03/2021	145,000	146,510
Gardner Denver, Inc.
4.250%, 07/30/2020	396,000	387,635
Nuveen Investments, Inc.
4.157%, 05/15/2017	400,000	398,500
6.500%, 02/28/2019	100,000	100,000
The Brickman Group, Ltd. LLC
4.000%, 12/18/2020	243,164	237,997
		1,768,852
Health care - 0.5%
Brand Energy & Infrastructure
Services, Inc.
4.750%, 11/26/2020	203,463	202,623
Community Health Systems, Inc.
4.250%, 01/27/2021	109,175	108,779
Medpace Holdings, Inc.
4.750%, 04/01/2021	114,340	114,006
Opal Acquisition, Inc.
5.000%, 11/27/2020	496,250	495,009
PRA Holdings, Inc.
4.500%, 09/23/2020	262,350	259,727
Salix Pharmaceuticals, Ltd.
4.250%, 01/02/2020	279,125	278,278
		1,458,422
Industrials - 0.3%
AFGlobal Corp.
5.000%, 12/19/2019	118,803	118,432
Filtration Group, Inc.
4.500%, 11/21/2020	138,950	138,603
Fly Funding II SARL
4.500%, 08/09/2018	158,813	158,415
Gates Global LLC
4.250%, 07/05/2021	135,000	132,493
Pro Mach, Inc.
4.500%, 07/06/2017	143,547	142,471
RBS Global, Inc.
4.000%, 08/21/2020	396,000	389,235
		1,079,649
Information technology - 0.3%
Avago Technologies Cayman, Ltd.
3.750%, 05/06/2021	134,663	133,316
Freescale Semiconductor, Inc.
4.250%, 02/28/2020	321,752	316,389
Zayo Group LLC
4.000%, 07/02/2019	395,452	389,108
		838,813
Materials - 0.4%
Berry Plastics Group, Inc.
3.750%, 01/06/2021	601,975	587,594
Coveris Holdings SA
5.250%, 05/08/2019	223,313	224,057
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019	518,009	506,785
		1,318,436
Telecommunication services - 0.3%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	647,000	636,216
Level 3 Financing, Inc.
4.000%, 01/15/2020	200,000	196,250
		832,466
TOTAL TERM LOANS (Cost $13,098,744)		$12,939,622

The accompanying notes are an integral part of the financial statements.	147

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.0%
Commercial and residential - 14.0%
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.475%, 11/25/2035 (P)	$193,218	$157,454
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	227,141	193,890
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	371,984	269,283
Series 2007-9T1, Class 2A1,
6.000%, 05/25/2037	110,353	90,425
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11,
1.055%, 10/25/2046 (P)	79,392	57,568
Series 2007-2, Class A1,
0.280%, 03/25/2047 (P)	48,577	40,223
Banc of America Commercial
Mortgage Trust, Series 2007-4,
Class A4 5.948%, 02/10/2051 (P)	698,375	766,929
Banc of America Funding Trust,
Series 2006-H, Class 6A1
0.344%, 10/20/2036 (P)	182,802	131,631
BB-UBS Trust, Series 2012-SHOW,
Class A 3.430%, 11/05/2036 (S)	365,000	360,154
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	330,000	345,798
BCAP LLC Trust
Series 2006-AA2, Class A1,
0.325%, 01/25/2037 (P)	292,927	222,025
Series 2007-AA2, Class 12A1,
0.365%, 05/25/2047 (P)	217,238	165,330
Bear Stearns Alt-A Trust, Series 2006-3,
Class 1A1 0.535%, 05/25/2036 (P)	226,665	166,490
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW16, Class A4,
5.897%, 06/11/2040 (P)	300,000	329,561
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	335,000	362,756
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	290,000	288,503
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3,
0.495%, 03/25/2035 (P)	24,713	21,752
Series 2007-12, Class A9,
5.750%, 08/25/2037	234,659	224,773
Series 2007-HY1, Class 1A1,
2.657%, 04/25/2037 (P)	29,948	25,239
Series 2007-HY4, Class 1A1,
2.584%, 09/25/2047 (P)	360,751	322,807
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4,
6.339%, 12/10/2049 (P)	275,000	303,058
Series 2013-GC15, Class A4,
4.371%, 09/10/2046 (P)	785,000	847,461
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	395,000	413,875
Series 2014-GC21, Class A5,
3.855%, 05/10/2047	390,000	403,007
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.480%, 01/15/2046 (P)	465,000	484,334
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	850,000	907,972
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.241%, 12/10/2049 (P)	659,992	714,514
Commercial Mortgage Pass
Through Certificates
Series 2006-C7, Class A4,
5.948%, 06/10/2046 (P)	467,645	495,747
Series 2013-300P, Class A1,
4.353%, 08/10/2030 (S)	260,000	279,924
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	405,111	427,114
Series 2013-CR9, Class A4,
4.378%, 07/10/2045 (P)	300,109	322,786
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	800,000	808,139
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	480,000	504,538
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	390,000	407,177
Series 2014-CR18, Class A5,
3.828%, 07/15/2047	635,000	654,506
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	640,000	670,594
Series 2014-UBS2, Class A5,
3.961%, 03/10/2047	400,000	417,755
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	760,000	774,501
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3,
Class AJ 4.771%, 07/15/2037	255,000	259,487
Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-C4,
Class A3 5.467%, 09/15/2039	558,016	594,145
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.305%, 03/25/2037 (P)	150,385	103,767
First Horizon Alternative
Mortgage Securities Trust
Series 2005-AA7, Class 2A1,
2.239%, 09/25/2035 (P)	131,571	115,801
Series 2005-AA9, Class 3A1,
2.234%, 11/25/2035 (P)	327,189	272,952
Series 2006-AA1, Class 2A1,
2.210%, 04/25/2036 (P)	23,130	19,498
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.405%, 09/25/2043 (P)(S)	520,000	570,846
Series 2012-K706, Class B,
4.163%, 11/25/2044 (P)(S)	380,000	395,038
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	570,725	640,355
GMACM Mortgage Loan Trust
Series 2005-AR5, Class 4A1,
2.931%, 09/19/2035 (P)	98,202	92,243
Series 2006-AR1, Class 1A1,
2.951%, 04/19/2036 (P)	492,116	435,564

The accompanying notes are an integral part of the financial statements.	148

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	$670,000	$688,966
Series 2013-GC14, Class A5,
4.243%, 08/10/2046	420,000	449,380
Series 2014-GC20, Class A5,
3.862%, 06/10/2047	640,000	661,457
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	395,000	412,989
GSR Mortgage Loan Trust,
Series 2006-AR1, Class 2A1
2.742%, 01/25/2036 (P)	24,967	23,509
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A,
0.483%, 09/19/2035 (P)	97,866	74,609
Series 2006-12, Class 2A13,
0.393%, 12/19/2036 (P)	614,386	427,654
Series 2006-12, Class 2A2A,
0.343%, 01/19/2038 (P)	141,863	121,092
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	825,000	827,975
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
2.604%, 12/25/2036 (P)	471,693	414,606
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR13, Class 1A1
2.465%, 08/25/2035 (P)	113,215	91,562
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	395,000	413,322
Series 2014-C21, Class A5,
3.775%, 08/15/2047	825,000	847,292
Series 2014-C22, Class A4,
3.801%, 09/15/2047	655,000	672,197
Series 2013-C17, Class A4,
4.199%, 01/15/2047	250,000	265,943
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2007-CB19, Class A4,
5.892%, 02/12/2049 (P)	600,000	652,216
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	475,000	487,078
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	902,791	967,228
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2013-C16, Class A4,
4.166%, 12/15/2046	530,000	563,816
Series 2014-C20, Class A5,
3.805%, 07/15/2047	315,000	324,461
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	1,351,906	1,404,682
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.708%, 05/25/2036 (P)	46,260	41,282
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	592,758	628,028
Series 2006-C4, Class A4,
6.029%, 06/15/2038 (P)	994,573	1,058,470
Series 2007-C2, Class A3,
5.430%, 02/15/2040	302,898	328,002
Lehman XS Trust, Series 2006-16N,
Class A4A 0.345%, 11/25/2046 (P)	337,017	280,457
Luminent Mortgage Trust, Series 2006-2,
Class A1A 0.355%, 02/25/2046 (P)	290,865	215,641
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
2.519%, 07/25/2035 (P)	397,815	331,733
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.862%, 05/12/2039 (P)	500,000	528,156
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	751,856	803,720
Series 2007-7, Class A4,
5.810%, 06/12/2050 (P)	589,500	641,361
Series 2007-9, Class A4,
5.700%, 09/12/2049	445,000	487,739
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C14, Class A5,
4.064%, 02/15/2047	135,000	141,941
Series 2014-C16, Class A5,
3.892%, 06/15/2047	620,000	642,739
Series 2014-C17, Class A5,
3.741%, 08/15/2047	825,000	844,468
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4,
5.332%, 12/15/2043	882,937	945,508
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	600,053	651,783
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	438,947	479,663
Series 2007-T27, Class A4,
5.831%, 06/11/2042 (P)	150,000	164,733
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	311,000	342,801
Residential Accredits Loans, Inc. Trust
Series 2006-QO7, Class 1A1,
0.915%, 09/25/2046 (P)	348,544	236,385
Series 2007-QH9, Class A1,
1.410%, 11/25/2037 (P)	186,120	120,741
RFMSI Series Trust, Series 2007-SA2,
Class 2A1 3.055%, 04/25/2037 (P)	49,995	43,811
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 2.517%, 07/20/2037 (P)	34,425	28,252
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	605,000	617,456
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-13, Class A2
0.455%, 09/25/2034 (P)	40,210	35,998
Structured Asset Mortgage
Investments II Trust, Series 2005-AR8,
Class A1A 0.435%, 02/25/2036 (P)	33,083	26,406

The accompanying notes are an integral part of the financial statements.	149

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
UBS Commercial Mortgage Trust,
Series 2012-C1, Class A3
3.400%, 05/10/2045	$655,000	$665,386
UBS-Barclays Commercial
Mortgage Trust, Series 2013-C5,
Class A4 3.185%, 03/10/2046	450,000	447,279
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR16, Class 4A8,
2.609%, 10/25/2035 (P)	225,000	211,572
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	645,000	662,859
Wells Fargo Mortgage Backed
Securities Trust, Series 2006-AR16,
Class A1 2.491%, 10/25/2036 (P)	295,230	276,329
WF-RBS Commercial Mortgage Trust
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	325,000	345,311
Series 2014-C19, Class A5,
4.101%, 03/15/2047	304,634	321,306
Series 2014-C20, Class A5,
3.995%, 05/15/2047	810,000	847,032
Series 2014-C21, Class A5,
3.678%, 08/15/2047	485,000	494,052
Series 2014-LC14, Class A5,
4.045%, 03/15/2047	765,000	802,505
U.S. government agency - 0.0%
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.096%, 09/16/2035	170,581	36,770
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $44,629,371)		$44,448,998

ASSET BACKED SECURITIES - 3.7%
ABFC Trust, Series 2006-HE1, Class A2D
0.375%, 01/25/2037 (P)	193,619	122,361
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	161,667	161,355
CPS Auto Trust
Series 2012-C, Class A,
1.820%, 12/16/2019 (S)	163,846	165,346
Series 2013-D, Class A,
1.540%, 07/16/2018 (S)	226,892	227,724
Credit Acceptance Auto Loan Trust
Series 2012-1A, Class B,
3.120%, 03/16/2020 (S)	445,000	449,158
Series 2013-1A, Class A,
1.210%, 10/15/2020 (S)	505,000	505,754
Series 2013-2A, Class A,
1.500%, 04/15/2021 (S)	450,000	452,086
Series 2014-1A, Class A,
1.550%, 10/15/2021 (S)	450,000	451,770
Series 2014-2A, Class A,
1.880%, 03/15/2022 (S)	770,000	769,885
First Investors Auto Owner Trust
Series 2012-1A, Class A2,
1.960%, 11/15/2017 (S)	11,778	11,784
Series 2013-1A, Class B,
1.810%, 10/15/2018 (S)	120,000	120,754
Series 2013-3A, Class A3,
1.440%, 10/15/2019 (S)	360,000	359,811
Series 2014-1A, Class A3,
1.490%, 01/15/2020 (S)	245,000	245,283
Flagship Credit Auto Trust, Series 2014-1,
Class A 1.210%, 04/15/2019 (S)	237,615	237,353
Ford Credit Floorplan Master
Owner Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	150,000	149,361
GM Financial Automobile Leasing Trust,
Series 2014-2A, Class B
1.960%, 03/20/2018 (S)	130,000	129,830
GSAA Home Equity Trust
Series 2006-15, Class AF6,
5.876%, 09/25/2036 (P)	603,941	344,970
Series 2006-20, Class 2A1A,
0.205%, 12/25/2046 (P)	587,854	396,564
Series 2007-3, Class 1A2,
0.325%, 03/25/2047 (P)	919,272	485,878
Series 2006-10, Class AF3,
5.985%, 06/25/2036 (P)	234,684	138,311
GSAA Trust, Series 2005-7, Class AF4
5.058%, 05/25/2035 (P)	325,000	291,374
GSAMP Trust, Series 2007-FM2,
Class A2B 0.245%, 01/25/2037 (P)	356,760	219,616
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	291,000	294,655
Louisiana Local Government
Environmental Facilities & Communities
Development Authority,
Series 2010-ELL, Class A2
2.470%, 02/01/2019	1,110,913	1,133,465
Morgan Stanley ABS Capital I,
Series 2006-HE4, Class A3
0.305%, 06/25/2036 (P)	150,456	112,258
Newcastle Mortgage Securities Trust,
Series 2007-1, Class 2A3
0.385%, 04/25/2037 (P)	350,000	220,950
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	336,000	341,238
Santander Drive Auto Receivables Trust
Series 2010-2, Class C,
3.890%, 07/17/2017	265,499	265,849
Series 2012-5, Class B,
1.560%, 08/15/2018	550,000	552,898
Series 2013-5, Class C,
2.250%, 06/17/2019	110,000	110,523
Series 2014-1, Class C,
2.360%, 04/15/2020	375,000	377,000
Series 2014-4, Class B,
1.820%, 05/15/2019	185,000	184,889
Securitized Asset Backed
Receivables LLC Trust,
Series 2006-HE1, Class A2B
0.245%, 07/25/2036 (P)	196,464	95,884
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A3
0.335%, 07/25/2037 (P)	45,000	28,644
SpringCastle America Funding LLC,
Series 2014-AA, Class A
2.700%, 05/25/2023 (S)	825,000	824,918
Springleaf Funding Trust, Series 2014-AA,
Class A 2.410%, 12/15/2022 (S)	715,000	713,624

The accompanying notes are an integral part of the financial statements.	150

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	$176,000	$177,099
TOTAL ASSET BACKED SECURITIES (Cost $11,709,174)		$11,870,222

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	23,000	$619,160
TOTAL PREFERRED SECURITIES (Cost $644,000)		$619,160

PURCHASED OPTIONS - 0.0%
Put options - 0.0%
Over the Counter on 10 Year Interest Rate
Swap. Receive a fixed rate of 3.500%
and pay a floating rate based on 1-year
LIBOR (Expiration Date: 04/29/2015;
Strike Rate: 3.500%; Counterparty:
Goldman Sachs & Company) (I)	4,695,000	19,869
Over the Counter on Italian Government
Bond (Expiration Date: 10/13/2014;
Strike Price: EUR 106.60; Counterparty:
JPMorgan Chase Bank) (I)	1,084,953	0
Over the Counter on Italian Government
Bond (Expiration Date: 10/13/2014;
Strike Price: EUR 106.70; Counterparty:
Morgan Stanley & Company, Inc.) (I)	1,124,880	0
Over the Counter on Italian Government
Bond (Expiration Date: 10/14/2014;
Strike Price: EUR 106.75; Counterparty:
Morgan Stanley & Company, Inc.) (I)	2,249,760	0
		19,869
TOTAL PURCHASED OPTIONS (Cost $157,705)		$19,869

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	37,886	379,124
TOTAL SECURITIES LENDING
COLLATERAL (Cost $379,117)		$379,124

SHORT-TERM INVESTMENTS - 28.2%
Repurchase agreement - 28.2%
Goldman Sachs Tri-Party Repurchase
Agreement dated 09/30/2014 at 0.010%
to be repurchased at $57,600,016 on
10/01/2014, collateralized by
$37,786,798 Federal National Mortgage
Association, 3.500% - 3.564% due
09/01/2041 - 04/01/2043 (valued at
$39,254,132, including interest) and
collateralized by $17,998,204 Federal
Home Loan Mortgage Corp., 4.500%
due 07/01/2040 (valued at $19,497,869,
including interest)	$57,600,000	$57,600,000
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2014 at 0.010%
to be repurchased at $32,000,009 on
10/01/2014, collateralized by
$32,876,500 U.S. Treasury Notes,
2.375% due 08/15/2024 (valued at
$32,640,077, including interest)	32,000,000	32,000,000
		89,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $89,600,000)		$89,600,000
Total Investments (Investment Quality Bond Trust)
(Cost $386,068,843) - 123.1%		$391,072,749
Other assets and liabilities, net - (23.1%)		(73,261,312)
TOTAL NET ASSETS - 100.0%		$317,811,437
Lifestyle Aggressive MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.1%
Equity - 98.1%
All Cap Core, Series NAV (QS Investors)	522,538	$13,690,483
Alpha Opportunities, Series NAV (Wellington)	2,494,127	32,673,057
Blue Chip Growth, Series NAV (T.
Rowe Price)	1,020,803	35,125,826
Capital Appreciation, Series NAV (Jennison)	1,920,680	28,810,196
Emerging Markets Value, Series NAV (DFA)	3,693,905	35,683,120
Equity-Income, Series NAV (T. Rowe Price)	2,429,572	45,724,544
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	2,670,385	45,823,802
International Core, Series NAV (GMO)	1,725,952	19,848,444
International Growth Opportunities,
Series NAV (Baillie Gifford)	552,661	7,416,704
International Growth Stock,
Series NAV (Invesco)	836,044	14,104,061
International Value, Series NAV (Templeton)	1,540,049	22,007,297
Mid Cap Stock, Series NAV (Wellington)	935,806	16,629,264
Mid Value, Series NAV (T. Rowe Price)	838,052	11,288,554
Real Estate Securities, Series NAV (Deutsche)	577,748	9,082,196
Small Cap Growth,
Series NAV (Wellington) (I)	404,492	4,465,597
Small Cap Opportunities,
Series NAV (DFA/Invesco)	201,736	5,981,482
Small Cap Value, Series NAV (Wellington)	133,994	2,967,965
Small Company Growth, Series NAV (Invesco)	112,713	2,940,681
Small Company Value, Series NAV (T.
Rowe Price)	144,680	3,303,048
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	2,245,115	38,166,951
Strategic Growth, Series NAV
(John Hancock) (A)(1)	1,764,368	28,776,839
U.S. Equity, Series NAV (GMO)	1,459,815	27,532,110

SHORT-TERM INVESTMENTS - 1.6%
Commercial paper - 0.6%
BNP Paribas Finance, Inc.
0.120%,10/01/2014*	$405,000	405,000
Caisse Centrale Desjardins
0.140%, 10/06/2014*	420,000	419,992

The accompanying notes are an integral part of the financial statements.	151

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Lifestyle Aggressive MVP (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Commercial paper (continued)
Govco LLC
0.110%, 10/16/2014*	$435,000	$434,980
MetLife Short Term Funding LLC
0.090%, 10/10/2014*	420,000	419,991
National Rural Utilities Cooperative
Finance Corp.
0.080%, 10/07/2014*	425,000	424,994
Parker-Hannifin Corp.
0.100%, 10/22/2014*	420,000	419,976
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.170%, 10/27/2014*	440,000	439,946
U.S. Treasury Notes - 1.0%
U.S. Treasury Notes
0.250%, 03/31/2015	890,000	890,904
2.125%, 11/30/2014	885,000	888,007
2.375%, 02/28/2015	835,000	842,991
2.625%, 12/31/2014	885,000	890,635
4.000%, 02/15/2015	875,000	887,783
Total Investments (Lifestyle Aggressive MVP)
(Cost $391,957,350) - 99.7%		$459,407,420
Other assets and liabilities, net - 0.3%		1,555,166
TOTAL NET ASSETS - 100.0%		$460,962,586

Lifestyle Aggressive PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 84.8%
Equity - 84.8%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	1,082,633	$18,404,769

UNAFFILIATED INVESTMENT COMPANIES - 15.2%
Exchange-traded funds - 15.2%
Financial Select Sector SPDR Fund	12,170	$281,979
Vanguard Energy ETF	1,985	260,273
Vanguard FTSE Emerging Markets ETF	39,642	1,653,468
Vanguard Health Care ETF	2,666	311,895
Vanguard Information Technology ETF	5,337	534,127
Vanguard Materials ETF	805	88,655
Vanguard REIT ETF	2,402	172,584
Total Investments (Lifestyle Aggressive PS Series)
(Cost $21,425,645) - 100.0%		$21,707,750
Other assets and liabilities, net - 0.0%		(27)
TOTAL NET ASSETS - 100.0%		$21,707,723

Lifestyle Balanced MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.8%
Equity - 50.2%
All Cap Core, Series NAV (QS Investors)	3,697,601	$96,877,150
Alpha Opportunities, Series NAV (Wellington)	18,132,961	237,541,786
Blue Chip Growth, Series NAV (T.
Rowe Price)	5,805,210	199,757,271
Capital Appreciation, Series NAV (Jennison)	12,025,869	180,388,029
Emerging Markets Value, Series NAV (DFA)	31,535,217	304,630,192
Equity-Income, Series NAV (T. Rowe Price)	15,507,907	291,858,818
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	15,380,891	263,936,091
International Core, Series NAV (GMO)	18,707,348	215,134,503
International Growth Opportunities,
Series NAV (Baillie Gifford)	6,379,616	85,614,442
International Growth Stock,
Series NAV (Invesco)	9,222,997	155,591,968
International Value, Series NAV (Templeton)	16,296,517	232,877,233
Mid Cap Stock, Series NAV (Wellington)	7,502,296	133,315,794
Mid Value, Series NAV (T. Rowe Price)	9,859,766	132,811,043
Small Cap Growth,
Series NAV (Wellington) (I)	5,083,437	56,121,139
Small Cap Value, Series NAV (Wellington)	2,503,334	55,448,856
Small Company Growth, Series NAV (Invesco)	1,778,042	46,389,124
Small Company Value, Series NAV (T.
Rowe Price)	2,832,979	64,676,921
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	121,963,495	2,073,379,418
Strategic Growth, Series NAV
(John Hancock) (A)(1)	11,037,043	180,014,165
U.S. Equity, Series NAV (GMO)	10,205,420	192,474,218
Fixed income - 48.2%
Bond Trust, Series NAV
(John Hancock) (A)(1)	212,743,316	2,925,220,589
Core Bond, Series NAV (Wells Capital)	28,078,889	370,360,547
Global Bond, Series NAV (PIMCO)	16,547,413	209,159,294
New Income, Series NAV (T. Rowe Price)	51,954,417	686,317,849
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	5,761,287	72,188,920
Total Return, Series NAV (PIMCO)	52,882,306	726,074,066
Alternative - 0.4%
Global Conservative Absolute Return,
Series NAV (Standard Life) (I)	3,549,482	36,098,236

SHORT-TERM INVESTMENTS - 0.9%
Commercial paper - 0.4%
BNP Paribas Finance, Inc.
0.120%,10/01/2014*	$5,380,000	5,380,000
Caisse Centrale Desjardins
0.140%, 10/06/2014*	5,385,000	5,384,895
Govco LLC
0.110%, 10/16/2014*	5,385,000	5,384,753
MetLife Short Term Funding LLC
0.090%, 10/10/2014*	5,385,000	5,384,879
National Rural Utilities Cooperative
Finance Corp.
0.080%, 10/07/2014*	5,385,000	5,384,928
Parker-Hannifin Corp.
0.100%, 10/22/2014*	5,370,000	5,369,687
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.170%, 10/27/2014*	5,085,000	5,084,376
U.S. Treasury Notes - 0.5%
U.S. Treasury Notes
0.250%, 03/31/2015	10,940,000	10,951,115
2.125%, 11/30/2014	11,790,000	11,830,062
2.375%, 02/28/2015	5,550,000	5,603,114
2.625%, 12/31/2014	11,745,000	11,819,780

The accompanying notes are an integral part of the financial statements.	152

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Lifestyle Balanced MVP (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Notes (continued)
U.S. Treasury Notes (continued)
4.000%, 02/15/2015	$11,265,000	$11,429,570
Total Investments (Lifestyle Balanced MVP)
(Cost $9,113,683,660) - 99.7%		$10,313,264,821
Other assets and liabilities, net - 0.3%		35,631,780
TOTAL NET ASSETS - 100.0%		$10,348,896,601

Lifestyle Balanced PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	28,838,040	$490,246,680
Fixed income
Bond PS, Series NAV (John Hancock) (A)(1)	4,406,579	56,932,999
Bond Trust, Series NAV (John Hancock) (A)(1)	32,047,873	440,658,260
Total Investments (Lifestyle Balanced PS Series)
(Cost $969,329,859) - 100.0%		$987,837,939
Other assets and liabilities, net - 0.0%		(26,363)
TOTAL NET ASSETS - 100.0%		$987,811,576

Lifestyle Conservative MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.7%
Equity - 19.9%
Blue Chip Growth, Series NAV (T.
Rowe Price)	562,224	$19,346,137
Capital Appreciation, Series NAV (Jennison)	708,073	10,621,099
Equity-Income, Series NAV (T. Rowe Price)	1,591,766	29,957,040
Fundamental All Cap Core, Series NAV
(John Hancock) (A)(1)	2,571,550	37,904,645
International Core, Series NAV (GMO)	3,068,111	35,283,271
International Growth Opportunities,
Series NAV (Baillie Gifford)	472,772	6,344,603
International Growth Stock,
Series NAV (Invesco)	602,637	10,166,490
International Value, Series NAV (Templeton)	2,640,306	37,729,969
Mid Cap Stock, Series NAV (Wellington)	542,912	9,647,547
Mid Value, Series NAV (T. Rowe Price)	722,698	9,734,749
Small Cap Growth,
Series NAV (Wellington) (I)	698,200	7,708,127
Small Cap Value, Series NAV (Wellington)	572,073	12,671,414
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	8,922,657	151,685,167
Fixed income - 78.2%
Bond Trust, Series NAV
(John Hancock) (A)(1)	63,880,427	878,355,873
Core Bond, Series NAV (Wells Capital)	8,295,267	109,414,572
Global Bond, Series NAV (PIMCO)	4,986,863	63,033,954
New Income, Series NAV (T. Rowe Price)	15,415,040	203,632,676
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	1,667,609	20,895,144
Total Return, Series NAV (PIMCO)	15,608,858	214,309,613
Alternative - 0.6%
Global Conservative Absolute Return,
Series NAV (Standard Life) (I)	1,160,768	11,805,012

SHORT-TERM INVESTMENTS - 0.9%
Commercial paper - 0.4%
BNP Paribas Finance, Inc. 0.120%,
10/01/2014 *	$1,065,000	1,065,000
Caisse Centrale Desjardins 0.140%,
10/06/2014 *	1,090,000	1,089,979
Govco LLC 0.110%, 10/16/2014 *	1,105,000	1,104,949
MetLife Short Term Funding LLC 0.090%,
10/10/2014 *	1,090,000	1,089,975
National Rural Utilities Cooperative
Finance Corp. 0.080%, 10/07/2014 *	1,080,000	1,079,987
Parker-Hannifin Corp. 0.100%, 10/22/2014 *	1,085,000	1,084,937
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.170%, 10/27/2014 *	1,075,000	1,074,868
U.S. Treasury Notes - 0.5%
U.S. Treasury Notes
0.250%, 10/31/2014	2,000,000	2,000,312
2.125%, 11/30/2014	2,335,000	2,342,934
2.375%, 02/28/2015	1,360,000	1,373,015
2.625%, 12/31/2014	2,325,000	2,339,803
4.000%, 02/15/2015	2,270,000	2,303,162
Total Investments (Lifestyle Conservative MVP)
(Cost $1,854,503,056) - 99.7%		$1,898,196,023
Other assets and liabilities, net - 0.3%		5,906,518
TOTAL NET ASSETS - 100.0%		$1,904,102,541

Lifestyle Conservative PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	2,285,404	$38,851,875
Fixed income
Bond PS, Series NAV (John Hancock) (A)(1)	1,562,453	20,186,899
Bond Trust, Series NAV (John Hancock) (A)(1)	9,858,081	135,548,610
Total Investments (Lifestyle Conservative PS Series)
(Cost $192,594,195) - 100.0%		$194,587,384
Other assets and liabilities, net - 0.0%		(24,322)
TOTAL NET ASSETS - 100.0%		$194,563,062

The accompanying notes are an integral part of the financial statements.	153

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Lifestyle Growth MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.5%
Equity - 70.9%
All Cap Core, Series NAV (QS Investors)	5,360,213	$140,437,580
Alpha Opportunities, Series NAV (Wellington)	35,396,288	463,691,371
Blue Chip Growth, Series NAV (T.
Rowe Price)	11,719,023	403,251,579
Capital Appreciation, Series NAV (Jennison)	24,037,785	360,566,777
Emerging Markets Value, Series NAV (DFA)	49,141,078	474,702,813
Equity-Income, Series NAV (T. Rowe Price)	30,583,992	575,590,721
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	31,620,896	542,614,576
International Core, Series NAV (GMO)	28,076,957	322,885,010
International Growth Opportunities,
Series NAV (Baillie Gifford)	10,035,182	134,672,143
International Growth Stock,
Series NAV (Invesco)	13,801,056	232,823,814
International Value, Series NAV (Templeton)	25,572,075	365,424,953
Mid Cap Stock, Series NAV (Wellington)	10,082,434	179,164,854
Mid Value, Series NAV (T. Rowe Price)	13,332,128	179,583,770
Small Cap Growth,
Series NAV (Wellington) (I)	8,431,542	93,084,225
Small Cap Opportunities,
Series NAV (DFA/Invesco)	2,577,237	76,415,069
Small Cap Value, Series NAV (Wellington)	3,335,147	73,873,510
Small Company Growth, Series NAV (Invesco)	2,937,273	76,633,441
Small Company Value, Series NAV (T.
Rowe Price)	4,727,107	107,919,863
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	222,007,644	3,774,129,942
Strategic Growth, Class NAV
(John Hancock) (A)(1)	22,099,491	360,442,697
U.S. Equity, Series NAV (GMO)	23,004,318	433,861,434
Fixed income - 27.3%
Bond Trust, Series NAV
(John Hancock) (A)(1)	148,783,516	2,045,773,343
Core Bond, Series NAV (Wells Capital)	21,541,712	284,135,187
Global Bond, Series NAV (PIMCO)	12,663,794	160,070,350
New Income, Series NAV (T. Rowe Price)	39,843,044	526,326,607
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	3,779,399	47,355,864
Total Return, Series NAV (PIMCO)	40,304,960	553,387,101
Alternative - 0.3%
Global Conservative Absolute Return,
Series NAV (Standard Life) (I)	3,804,777	38,694,578

SHORT-TERM INVESTMENTS - 0.9%
Commercial paper - 0.4%
BNP Paribas Finance, Inc. 0.120%,
10/01/2014 *	$8,465,000	8,465,000
Caisse Centrale Desjardins 0.140%,
10/06/2014 *	8,410,000	8,409,836
Govco LLC 0.110%, 10/16/2014 *	8,370,000	8,369,616
MetLife Short Term Funding LLC 0.090%,
10/10/2014 *	8,410,000	8,409,811
National Rural Utilities Cooperative
Finance Corp. 0.080%, 10/07/2014 *	8,415,000	8,414,889
Parker-Hannifin Corp. 0.100%, 10/22/2014 *	8,430,000	8,429,508
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.170%, 10/27/2014 *	7,775,000	7,774,045
U.S. Treasury Notes - 0.5%
U.S. Treasury Notes
0.250%, 03/31/2015	17,000,000	17,017,272
2.125%, 11/30/2014	18,550,000	18,613,033
2.375%, 02/28/2015	4,320,000	4,361,342
2.625%, 12/31/2014	7,390,000	7,437,052
4.000%, 02/15/2015	17,620,000	17,877,411
Total Investments (Lifestyle Growth MVP)
(Cost $11,030,142,809) - 99.4%		$13,151,091,987
Other assets and liabilities, net - 0.6%		76,515,872
TOTAL NET ASSETS - 100.0%		$13,227,607,859

Lifestyle Growth PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	74,612,991	$1,268,420,842
Fixed income
Bond PS, Series NAV (John Hancock) (A)(1)	5,597,834	72,324,021
Bond Trust, Series NAV (John Hancock) (A)(1)	34,808,179	478,612,467
Total Investments (Lifestyle Growth PS Series)
(Cost $1,788,444,081) - 100.0%		$1,819,357,330
Other assets and liabilities, net - 0.0%		(30,527)
TOTAL NET ASSETS - 100.0%		$1,819,326,803

Lifestyle Moderate MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.7%
Equity - 39.5%
Alpha Opportunities, Series NAV (Wellington)	3,977,448	$52,104,571
Blue Chip Growth, Series NAV (T.
Rowe Price)	1,567,416	53,934,776
Capital Appreciation, Series NAV (Jennison)	1,762,359	26,435,388
Equity-Income, Series NAV (T. Rowe Price)	5,650,876	106,349,478
Fundamental All Cap Core, Series NAV
(John Hancock) (A)(1)	6,044,858	89,101,214
International Core, Series NAV (GMO)	6,030,203	69,347,338
International Growth Opportunities,
Series NAV (Baillie Gifford)	1,862,958	25,000,892
International Growth Stock,
Series NAV (Invesco)	2,712,797	45,764,888
International Value, Series NAV (Templeton)	5,622,030	80,338,807
Mid Cap Stock, Series NAV (Wellington)	1,462,010	25,979,922
Mid Value, Series NAV (T. Rowe Price)	1,942,491	26,165,353
Small Cap Growth,
Series NAV (Wellington) (I)	1,227,995	13,557,063
Small Cap Value, Series NAV (Wellington)	656,823	14,548,629
Small Company Growth, Series NAV (Invesco)	409,835	10,692,584
Small Company Value, Series NAV (T.
Rowe Price)	700,033	15,981,749
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	28,032,518	476,552,805
Strategic Growth, Class NAV (John Hancock)	1,616,138	26,359,208
U.S. Equity, Series NAV (GMO)	1,429,042	26,951,738

The accompanying notes are an integral part of the financial statements.	154

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Lifestyle Moderate MVP (continued)

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) (continued)
Fixed income - 58.7%
Bond Trust, Series NAV
(John Hancock) (A)(1)	75,616,888	$1,039,732,207
Core Bond, Series NAV (Wells Capital)	9,916,102	130,793,381
Global Bond, Series NAV (PIMCO)	5,702,845	72,083,965
New Income, Series NAV (T. Rowe Price)	18,299,943	241,742,248
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	1,871,716	23,452,606
Total Return, Series NAV (PIMCO)	18,460,929	253,468,551
Alternative - 0.5%
Global Conservative Absolute Return,
Series NAV (Standard Life) (I)	1,382,294	14,057,933

SHORT-TERM INVESTMENTS - 0.9%
Commercial paper - 0.4%
BNP Paribas Finance, Inc. 0.120%,
10/01/2014 *	$1,685,000	1,685,000
Caisse Centrale Desjardins 0.140%,
10/06/2014 *	1,695,000	1,694,967
Govco LLC 0.110%, 10/16/2014 *	1,705,000	1,704,922
MetLife Short Term Funding LLC 0.090%,
10/10/2014 *	1,695,000	1,694,962
National Rural Utilities Cooperative
Finance Corp. 0.080%, 10/07/2014 *	1,695,000	1,694,979
Parker-Hannifin Corp. 0.100%, 10/22/2014 *	1,695,000	1,694,901
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.170%, 10/27/2014 *	1,625,000	1,624,800
U.S. Treasury Notes - 0.5%
U.S. Treasury Notes
0.250%, 10/31/2014 to 03/31/2015	5,960,000	5,963,905
2.125%, 11/30/2014	3,695,000	3,707,556
2.375%, 02/28/2015	1,400,000	1,413,398
2.625%, 12/31/2014	735,000	739,680
4.000%, 02/15/2015	3,545,000	3,596,789
Total Investments (Lifestyle Moderate MVP)
(Cost $2,735,714,376) - 99.6%		$2,987,713,153
Other assets and liabilities, net - 0.4%		11,929,677
TOTAL NET ASSETS - 100.0%		$2,999,642,830

Lifestyle Moderate PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	7,654,612	$130,128,400
Fixed income
Bond PS, Series NAV (John Hancock) (A)(1)	2,124,122	27,443,661
Bond Trust, Series NAV (John Hancock) (A)(1)	12,502,618	171,910,999
Total Investments (Lifestyle Moderate PS Series)
(Cost $323,840,362) - 100.0%		$329,483,060
Other assets and liabilities, net - 0.0%		(25,500)
TOTAL NET ASSETS - 100.0%		$329,457,560

Mid Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.2%
Consumer discretionary - 13.4%
Auto components - 0.2%
Gentex Corp.	76,785	$2,055,533
Automobiles - 0.2%
Thor Industries, Inc.	24,355	1,254,283
Distributors - 0.5%
LKQ Corp. (I)	158,533	4,215,392
Diversified consumer services - 0.9%
Apollo Education Group, Inc. (I)	51,282	1,289,742
DeVry Education Group, Inc.	30,114	1,289,180
Graham Holdings Company, Class B	2,313	1,618,152
Service Corp. International	110,757	2,341,403
Sotheby’s	32,246	1,151,827
		7,690,304
Hotels, restaurants and leisure - 1.7%
Bally Technologies, Inc. (I)	20,125	1,624,088
Brinker International, Inc.	33,904	1,721,984
Domino’s Pizza, Inc.	28,955	2,228,377
International Game Technology	129,827	2,190,181
International Speedway Corp., Class A	14,747	466,595
Life Time Fitness, Inc. (I)	18,890	952,812
Panera Bread Company, Class A (I)	13,506	2,197,696
The Cheesecake Factory, Inc.	24,204	1,101,282
The Wendy’s Company	144,511	1,193,661
		13,676,676
Household durables - 1.7%
Jarden Corp. (I)	62,572	3,761,203
KB Home (L)	47,783	713,878
MDC Holdings, Inc. (L)	20,604	521,693
NVR, Inc. (I)	2,093	2,365,132
Tempur Sealy International, Inc. (I)	31,989	1,796,822
Toll Brothers, Inc. (I)	85,031	2,649,566
Tupperware Brands Corp.	26,464	1,827,075
		13,635,369
Internet and catalog retail - 0.1%
HSN, Inc.	17,033	1,045,315
Leisure products - 0.8%
Brunswick Corp.	48,785	2,055,800
Polaris Industries, Inc.	31,872	4,774,107
		6,829,907
Media - 1.6%
AMC Networks, Inc., Class A (I)	31,063	1,814,700
Cinemark Holdings, Inc.	54,683	1,861,409
DreamWorks Animation
SKG, Inc., Class A (I)	37,853	1,032,251
John Wiley & Sons, Inc., Class A	24,662	1,383,785
Lamar Advertising Company, Class A	42,034	2,070,175
Live Nation Entertainment, Inc. (I)	75,821	1,821,220
Meredith Corp.	19,087	816,924
The New York Times Company, Class A	68,704	770,859
Time, Inc. (I)	57,233	1,340,969
		12,912,292
Multiline retail - 0.3%
Big Lots, Inc.	29,437	1,267,263
J.C. Penney Company, Inc. (I)(L)	160,101	1,607,414
		2,874,677
Specialty retail - 4.0%
Aaron’s, Inc.	33,798	821,967
Abercrombie & Fitch Company, Class A	37,479	1,361,987

The accompanying notes are an integral part of the financial statements.	155

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Advance Auto Parts, Inc.	38,328	$4,994,138
American Eagle Outfitters, Inc. (L)	91,895	1,334,315
ANN, Inc. (I)	24,025	988,148
Ascena Retail Group, Inc. (I)	68,753	914,415
Cabela’s, Inc. (I)(L)	25,003	1,472,677
Chico’s FAS, Inc.	80,397	1,187,464
CST Brands, Inc.	39,760	1,429,372
Dick’s Sporting Goods, Inc.	52,213	2,291,106
Foot Locker, Inc.	75,481	4,200,518
Guess?, Inc.	33,564	737,401
Murphy USA, Inc. (I)	22,575	1,197,830
Office Depot, Inc. (I)	254,143	1,306,295
Rent-A-Center, Inc.	27,762	842,577
Signet Jewelers, Ltd.	42,129	4,798,914
Williams-Sonoma, Inc.	45,970	3,060,223
		32,939,347
Textiles, apparel and luxury goods - 1.4%
Carter’s, Inc.	27,874	2,160,792
Deckers Outdoor Corp. (I)	18,192	1,767,899
Hanesbrands, Inc.	52,332	5,622,550
Kate Spade & Company (I)	66,650	1,748,230
		11,299,471
		110,428,566
Consumer staples - 3.1%
Food and staples retailing - 0.3%
SUPERVALU, Inc. (I)	108,199	967,299
United Natural Foods, Inc. (I)	26,074	1,602,508
		2,569,807
Food products - 1.6%
Dean Foods Company (L)	49,033	649,687
Flowers Foods, Inc.	96,839	1,777,964
Ingredion, Inc.	39,172	2,968,846
Lancaster Colony Corp.	10,242	873,438
Post Holdings, Inc. (I)	23,541	781,090
The Hain Celestial Group, Inc. (I)	26,447	2,706,850
The WhiteWave Foods Company, Class A (I)	91,448	3,322,306
Tootsie Roll Industries, Inc. (L)	10,504	294,007
		13,374,188
Household products - 1.1%
Church & Dwight Company, Inc.	70,196	4,924,951
Energizer Holdings, Inc.	32,438	3,996,686
		8,921,637
Tobacco - 0.1%
Universal Corp. (L)	12,243	543,467
		25,409,099
Energy - 5.2%
Energy equipment and services - 2.8%
Atwood Oceanics, Inc. (I)	31,424	1,372,915
CARBO Ceramics, Inc. (L)	10,288	609,358
Dresser-Rand Group, Inc. (I)	40,240	3,310,142
Dril-Quip, Inc. (I)	20,996	1,877,042
Helix Energy Solutions Group, Inc. (I)	51,463	1,135,274
Oceaneering International, Inc.	56,726	3,696,833
Oil States International, Inc. (I)	28,406	1,758,331
Patterson-UTI Energy, Inc.	76,757	2,496,905
Rowan Companies PLC, Class A	65,459	1,656,767
Superior Energy Services, Inc.	81,244	2,670,490
Tidewater, Inc.	26,112	1,019,151
Unit Corp. (I)	24,216	1,420,268
		23,023,476
Oil, gas and consumable fuels - 2.4%
Energen Corp.	38,439	2,776,833
Gulfport Energy Corp. (I)	44,903	2,397,820
HollyFrontier Corp.	104,285	4,555,169
Peabody Energy Corp. (L)	142,572	1,765,041
Rosetta Resources, Inc. (I)	32,288	1,438,753
SM Energy Company	35,384	2,759,952
World Fuel Services Corp.	37,960	1,515,363
WPX Energy, Inc. (I)	106,573	2,564,146
		19,773,077
		42,796,553
Financials - 21.8%
Banks - 4.7%
Associated Banc-Corp.	81,323	1,416,647
BancorpSouth, Inc.	44,888	904,044
Bank of Hawaii Corp.	23,260	1,321,401
Cathay General Bancorp	38,930	966,632
City National Corp.	25,136	1,902,041
Commerce Bancshares, Inc.	41,382	1,847,499
East West Bancorp, Inc.	75,304	2,560,336
First Horizon National Corp.	124,540	1,529,351
First Niagara Financial Group, Inc.	185,844	1,548,081
FirstMerit Corp.	86,812	1,527,891
Frost Bankers, Inc.	28,774	2,201,499
Fulton Financial Corp.	98,592	1,092,399
Hancock Holding Company	42,913	1,375,362
International Bancshares Corp.	30,552	753,565
PacWest Bancorp	50,848	2,096,463
Prosperity Bancshares, Inc.	31,499	1,800,798
Signature Bank (I)	26,427	2,961,410
SVB Financial Group (I)	26,644	2,986,526
Synovus Financial Corp.	73,013	1,726,027
TCF Financial Corp.	87,628	1,360,863
Trustmark Corp.	35,567	819,286
Umpqua Holdings Corp.	98,117	1,615,987
Valley National Bancorp (L)	100,083	969,804
Webster Financial Corp.	47,456	1,382,868
		38,666,780
Capital markets - 1.6%
Eaton Vance Corp. (L)	62,352	2,352,541
Federated Investors, Inc., Class B (L)	50,127	1,471,729
Janus Capital Group, Inc. (L)	77,993	1,134,018
Raymond James Financial, Inc.	66,030	3,537,887
SEI Investments Company	68,718	2,484,843
Waddell & Reed Financial, Inc., Class A	44,403	2,295,191
		13,276,209
Consumer finance - 0.2%
SLM Corp.	222,264	1,902,580
Diversified financial services - 0.6%
CBOE Holdings, Inc.	44,748	2,395,137
MSCI, Inc. (I)	61,204	2,877,812
		5,272,949
Insurance - 4.8%
Alleghany Corp. (I)	8,605	3,598,181
American Financial Group, Inc.	39,367	2,278,956
Arthur J. Gallagher & Company	83,507	3,787,878
Aspen Insurance Holdings, Ltd.	34,373	1,470,133

The accompanying notes are an integral part of the financial statements.	156

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Brown & Brown, Inc.	62,206	$1,999,923
Everest Re Group, Ltd.	23,878	3,868,475
First American Financial Corp.	56,249	1,525,473
HCC Insurance Holdings, Inc.	52,520	2,536,191
Kemper Corp.	26,280	897,462
Mercury General Corp.	19,055	930,075
Old Republic International Corp.	127,383	1,819,029
Primerica, Inc.	28,503	1,374,415
Protective Life Corp.	41,423	2,875,170
Reinsurance Group of America, Inc.	35,997	2,884,440
RenaissanceRe Holdings, Ltd.	21,287	2,128,487
StanCorp Financial Group, Inc.	22,978	1,451,750
The Hanover Insurance Group, Inc.	23,136	1,421,013
W.R. Berkley Corp.	53,576	2,560,933
		39,407,984
Real estate investment trusts - 8.8%
Alexandria Real Estate Equities, Inc.	37,679	2,778,826
American Campus Communities, Inc.	55,112	2,008,832
BioMed Realty Trust, Inc.	102,482	2,070,136
Camden Property Trust	44,942	3,079,875
Corporate Office Properties Trust	46,042	1,184,200
Corrections Corp. of America	61,145	2,100,942
Duke Realty Corp.	179,171	3,078,158
Equity One, Inc.	40,303	871,754
Extra Space Storage, Inc.	57,890	2,985,387
Federal Realty Investment Trust	35,567	4,213,267
Highwoods Properties, Inc.	47,461	1,846,233
Home Properties, Inc.	30,008	1,747,666
Hospitality Properties Trust	78,663	2,112,102
Kilroy Realty Corp.	43,688	2,596,815
LaSalle Hotel Properties	54,656	1,871,421
Liberty Property Trust	77,829	2,588,593
Mack-Cali Realty Corp.	43,919	839,292
Mid-America Apartment Communities, Inc.	39,494	2,592,781
National Retail Properties, Inc.	65,695	2,271,076
Omega Healthcare Investors, Inc.	66,833	2,285,020
Potlatch Corp.	21,311	856,915
Rayonier, Inc.	66,445	2,069,097
Realty Income Corp.	116,923	4,769,289
Regency Centers Corp.	48,502	2,610,863
Senior Housing Properties Trust	107,011	2,238,670
SL Green Realty Corp.	50,210	5,087,277
Taubman Centers, Inc.	33,257	2,427,761
UDR, Inc.	132,197	3,602,368
Washington Prime Group, Inc. (L)	81,604	1,426,438
Weingarten Realty Investors	59,060	1,860,390
		72,071,444
Real estate management and development - 0.5%
Alexander & Baldwin, Inc.	23,803	856,194
Jones Lang LaSalle, Inc.	23,535	2,973,412
		3,829,606
Thrifts and mortgage finance - 0.6%
Astoria Financial Corp.	46,001	569,952
New York Community Bancorp, Inc. (L)	232,509	3,689,918
Washington Federal, Inc.	52,253	1,063,871
		5,323,741
		179,751,293
Health care - 9.5%
Biotechnology - 0.7%
Cubist Pharmaceuticals, Inc. (I)	39,775	2,638,674
United Therapeutics Corp. (I)	24,826	3,193,865
		5,832,539
Health care equipment and supplies - 2.9%
Align Technology, Inc. (I)	38,186	1,973,452
Hill-Rom Holdings, Inc.	30,145	1,248,907
Hologic, Inc. (I)	126,906	3,087,623
IDEXX Laboratories, Inc. (I)	26,400	3,110,712
ResMed, Inc. (L)	73,613	3,626,913
Sirona Dental Systems, Inc. (I)	29,066	2,228,781
STERIS Corp.	31,161	1,681,448
Teleflex, Inc.	21,740	2,283,570
The Cooper Companies, Inc.	25,359	3,949,664
Thoratec Corp. (I)	29,589	790,914
		23,981,984
Health care providers and services - 3.0%
Centene Corp. (I)	30,772	2,545,152
Community Health Systems, Inc. (I)	60,539	3,316,932
Health Net, Inc. (I)	42,183	1,945,058
Henry Schein, Inc. (I)	44,588	5,193,164
LifePoint Hospitals, Inc. (I)	23,712	1,640,633
MEDNAX, Inc. (I)	52,652	2,886,383
Omnicare, Inc.	51,399	3,200,102
Owens & Minor, Inc. (L)	33,015	1,080,911
VCA Antech, Inc. (I)	45,281	1,780,902
WellCare Health Plans, Inc. (I)	23,051	1,390,897
		24,980,134
Health care technology - 0.3%
Allscripts Healthcare Solutions, Inc. (I)	88,941	1,193,144
HMS Holdings Corp. (I)(L)	46,070	868,420
		2,061,564
Life sciences tools and services - 1.3%
Bio-Rad Laboratories, Inc., Class A (I)	10,760	1,220,184
Charles River
Laboratories International, Inc. (I)	24,517	1,464,646
Covance, Inc. (I)	29,693	2,336,839
Mettler-Toledo International, Inc. (I)	15,171	3,885,748
Techne Corp.	19,435	1,818,144
		10,725,561
Pharmaceuticals - 1.3%
Endo International PLC (I)	80,605	5,508,546
Salix Pharmaceuticals, Ltd. (I)	33,451	5,226,384
		10,734,930
		78,316,712
Industrials - 15.8%
Aerospace and defense - 1.8%
Alliant Techsystems, Inc.	16,773	2,140,906
B/E Aerospace, Inc. (I)	55,307	4,642,470
Esterline Technologies Corp. (I)	16,776	1,866,666
Exelis, Inc.	98,835	1,634,731
Huntington Ingalls Industries, Inc.	25,509	2,658,293
Triumph Group, Inc.	27,008	1,756,870
Vectrus, Inc. (I)	5,491	107,236
		14,807,172
Airlines - 0.6%
Alaska Air Group, Inc.	70,845	3,084,591
JetBlue Airways Corp. (I)	128,766	1,367,495
		4,452,086

The accompanying notes are an integral part of the financial statements.	157

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products - 0.9%
AO Smith Corp.	39,718	$1,877,867
Fortune Brands Home & Security, Inc.	83,229	3,421,544
Lennox International, Inc.	23,484	1,805,215
		7,104,626
Commercial services and supplies - 1.7%
Civeo Corp.	56,037	650,590
Clean Harbors, Inc. (I)	28,981	1,562,656
Copart, Inc. (I)	59,582	1,865,810
Deluxe Corp.	26,084	1,438,793
Herman Miller, Inc.	31,193	931,111
HNI Corp.	23,719	853,647
MSA Safety, Inc.	16,567	818,410
R.R. Donnelley & Sons Company	104,974	1,727,872
Rollins, Inc.	33,608	984,042
Waste Connections, Inc.	65,183	3,162,679
		13,995,610
Construction and engineering - 0.7%
AECOM Technology Corp. (I)	52,243	1,763,201
Granite Construction, Inc.	18,779	597,360
KBR, Inc.	76,256	1,435,900
URS Corp.	36,346	2,093,893
		5,890,354
Electrical equipment - 0.9%
Acuity Brands, Inc.	22,696	2,671,546
Hubbell, Inc., Class B	28,563	3,442,698
Regal-Beloit Corp.	23,728	1,524,524
		7,638,768
Industrial conglomerates - 0.3%
Carlisle Companies, Inc.	33,691	2,708,083
Machinery - 5.2%
AGCO Corp.	44,811	2,037,108
CLARCOR, Inc.	26,496	1,671,368
Crane Company	26,020	1,644,724
Donaldson Company, Inc.	69,817	2,836,665
Graco, Inc.	31,553	2,302,738
Harsco Corp.	42,435	908,533
IDEX Corp.	42,053	3,043,376
ITT Corp.	48,113	2,162,198
Kennametal, Inc.	41,319	1,706,888
Lincoln Electric Holdings, Inc.	41,734	2,885,280
Nordson Corp.	30,817	2,344,249
Oshkosh Corp.	44,661	1,971,783
SPX Corp.	22,353	2,099,617
Terex Corp.	57,914	1,839,928
Timken Company	40,017	1,696,321
Trinity Industries, Inc.	81,961	3,829,218
Valmont Industries, Inc. (L)	13,757	1,856,232
Wabtec Corp.	50,632	4,103,217
Woodward, Inc.	30,610	1,457,648
		42,397,091
Marine - 0.4%
Kirby Corp. (I)	29,969	3,531,847
Professional services - 1.0%
FTI Consulting, Inc. (I)	21,455	750,067
ManpowerGroup, Inc.	41,872	2,935,227
The Corporate Executive Board Company	17,716	1,064,200
Towers Watson & Company, Class A	36,878	3,669,361
		8,418,855
Road and rail - 1.5%
Con-way, Inc.	30,206	1,434,785
Genesee & Wyoming, Inc., Class A (I)	26,828	2,556,977
J.B. Hunt Transport Services, Inc.	48,354	3,580,614
Landstar System, Inc.	23,470	1,694,299
Old Dominion Freight Line, Inc. (I)	35,750	2,525,380
Werner Enterprises, Inc.	23,387	589,352
		12,381,407
Trading companies and distributors - 0.8%
GATX Corp.	23,519	1,372,804
MSC Industrial Direct Company, Inc., Class A	26,879	2,297,079
NOW, Inc. (I)	56,287	1,711,688
Watsco, Inc.	14,320	1,234,098
		6,615,669
		129,941,568
Information technology - 16.9%
Communications equipment - 1.2%
ADTRAN, Inc.	28,718	589,581
ARRIS Group, Inc. (I)	69,180	1,961,599
Ciena Corp. (I)(L)	55,965	935,735
InterDigital, Inc.	21,309	848,524
JDS Uniphase Corp. (I)	120,802	1,546,266
Plantronics, Inc.	22,422	1,071,323
Polycom, Inc. (I)	72,037	884,975
Riverbed Technology, Inc. (I)	83,892	1,555,777
		9,393,780
Electronic equipment, instruments and components - 3.0%
Arrow Electronics, Inc. (I)	51,910	2,873,219
Avnet, Inc.	72,614	3,013,481
Belden, Inc.	22,712	1,454,022
Cognex Corp. (I)	45,553	1,834,419
FEI Company	22,035	1,661,880
Ingram Micro, Inc., Class A (I)	81,724	2,109,296
Itron, Inc. (I)	20,605	809,983
Knowles Corp. (I)	44,656	1,183,384
National Instruments Corp.	52,800	1,633,104
Tech Data Corp. (I)	20,088	1,182,380
Trimble Navigation, Ltd. (I)	136,640	4,167,520
Vishay Intertechnology, Inc.	71,294	1,018,791
Zebra Technologies Corp., Class A (I)	26,665	1,892,415
		24,833,894
Internet software and services - 1.3%
AOL, Inc. (I)	41,244	1,853,918
Conversant, Inc. (I)	31,645	1,083,841
Equinix, Inc. (I)	27,938	5,936,266
Rackspace Hosting, Inc. (I)	62,350	2,029,493
		10,903,518
IT services - 2.7%
Acxiom Corp. (I)	40,512	670,474
Broadridge Financial Solutions, Inc.	62,782	2,613,615
Convergys Corp.	53,093	946,117
CoreLogic, Inc. (I)	47,919	1,297,167
DST Systems, Inc.	16,070	1,348,594
Gartner, Inc. (I)	46,692	3,430,461
Global Payments, Inc.	35,813	2,502,612
Jack Henry & Associates, Inc.	43,318	2,411,080
Leidos Holdings, Inc.	32,660	1,121,218
NeuStar, Inc., Class A (I)(L)	29,456	731,392
Science Applications International Corp.	21,239	939,401
VeriFone Systems, Inc. (I)	59,382	2,041,553

The accompanying notes are an integral part of the financial statements.	158

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
WEX, Inc. (I)	20,363	$2,246,446
		22,300,130
Semiconductors and semiconductor equipment - 3.0%
Advanced Micro Devices, Inc. (I)(L)	326,697	1,114,037
Atmel Corp. (I)	219,811	1,776,073
Cree, Inc. (I)(L)	63,043	2,581,611
Cypress Semiconductor Corp. (I)(L)	76,949	759,871
Fairchild Semiconductor International, Inc. (I)	63,091	979,803
Integrated Device Technology, Inc. (I)	78,151	1,246,508
International Rectifier Corp. (I)	37,570	1,474,247
Intersil Corp., Class A	68,018	966,536
RF Micro Devices, Inc. (I)(L)	151,074	1,743,394
Semtech Corp. (I)	35,349	959,725
Silicon Laboratories, Inc. (I)	21,206	861,812
Skyworks Solutions, Inc.	99,544	5,778,529
SunEdison, Inc. (I)	131,342	2,479,737
Teradyne, Inc.	107,501	2,084,444
		24,806,327
Software - 4.7%
ACI Worldwide, Inc. (I)	60,057	1,126,669
Advent Software, Inc.	23,286	734,906
ANSYS, Inc. (I)	48,366	3,659,855
Cadence Design Systems, Inc. (I)	152,331	2,621,617
CDK Global, Inc. (I)	86,058	2,632,514
CommVault Systems, Inc. (I)	22,370	1,127,448
Compuware Corp.	115,602	1,226,537
Concur Technologies, Inc. (I)	25,163	3,191,172
FactSet Research Systems, Inc. (L)	20,551	2,497,563
Fair Isaac Corp.	16,885	930,364
Fortinet, Inc. (I)	72,251	1,825,422
Informatica Corp. (I)	57,770	1,978,045
Mentor Graphics Corp.	50,573	1,036,494
PTC, Inc. (I)	61,611	2,273,446
Rovi Corp. (I)	49,900	985,276
SolarWinds, Inc. (I)	34,450	1,448,623
Solera Holdings, Inc.	35,971	2,027,326
Synopsys, Inc. (I)	81,837	3,248,520
The Ultimate Software Group, Inc. (I)	14,843	2,100,433
TIBCO Software, Inc. (I)	80,050	1,891,582
		38,563,812
Technology hardware, storage and peripherals - 1.0%
3D Systems Corp. (I)(L)	54,267	2,516,361
Diebold, Inc.	33,936	1,198,620
Lexmark International, Inc., Class A	32,705	1,389,963
NCR Corp. (I)	88,225	2,947,597
		8,052,541
		138,854,002
Materials - 7.4%
Chemicals - 3.1%
Albemarle Corp. (L)	41,085	2,419,907
Ashland, Inc.	37,653	3,919,677
Cabot Corp.	33,910	1,721,611
Cytec Industries, Inc.	37,708	1,783,211
Minerals Technologies, Inc.	18,155	1,120,345
NewMarket Corp.	5,644	2,150,477
Olin Corp.	41,325	1,043,456
PolyOne Corp.	48,487	1,725,167
Rayonier Advanced Materials, Inc. (L)	22,373	736,295
RPM International, Inc.	70,109	3,209,590
Sensient Technologies Corp.	25,323	1,325,659
The Scotts Miracle-Gro Company, Class A	23,461	1,290,355
Valspar Corp.	40,031	3,162,049
		25,607,799
Construction materials - 0.3%
Eagle Materials, Inc.	26,365	2,684,748
Containers and packaging - 1.6%
AptarGroup, Inc.	34,201	2,076,001
Greif, Inc., Class A	17,792	779,468
Packaging Corp. of America	51,665	3,297,260
Rock-Tenn Company, Class A	75,181	3,577,112
Silgan Holdings, Inc.	23,065	1,084,055
Sonoco Products Company	53,521	2,102,840
		12,916,736
Metals and mining - 2.1%
Carpenter Technology Corp.	27,940	1,261,491
Cliffs Natural Resources, Inc. (L)	80,447	835,040
Commercial Metals Company	61,882	1,056,326
Compass Minerals International, Inc.	17,624	1,485,351
Reliance Steel & Aluminum Company	40,945	2,800,638
Royal Gold, Inc.	34,207	2,221,403
Steel Dynamics, Inc.	126,070	2,850,443
Timkensteel Corp.	20,008	930,172
United States Steel Corp. (L)	76,222	2,985,616
Worthington Industries, Inc.	26,690	993,402
		17,419,882
Paper and forest products - 0.3%
Domtar Corp.	34,144	1,199,479
Louisiana-Pacific Corp. (I)	74,338	1,010,253
		2,209,732
		60,838,897
Telecommunication services - 0.5%
Diversified telecommunication services - 0.4%
tw telecom, Inc. (I)	72,513	3,017,266
Wireless telecommunication services - 0.1%
Telephone & Data Systems, Inc.	51,974	1,245,297
		4,262,563
Utilities - 4.6%
Electric utilities - 1.6%
Cleco Corp.	31,718	1,527,222
Great Plains Energy, Inc.	80,938	1,956,271
Hawaiian Electric Industries, Inc. (L)	53,877	1,430,434
IDACORP, Inc.	26,409	1,415,786
OGE Energy Corp.	104,635	3,883,005
PNM Resources, Inc.	41,676	1,038,149
Westar Energy, Inc.	68,137	2,324,834
		13,575,701
Gas utilities - 1.6%
Atmos Energy Corp.	52,701	2,513,838
National Fuel Gas Company	44,231	3,095,728
ONE Gas, Inc.	27,308	935,299
Questar Corp.	92,045	2,051,683
UGI Corp.	90,537	3,086,406
WGL Holdings, Inc.	27,274	1,148,781
		12,831,735
Multi-utilities - 1.1%
Alliant Energy Corp.	58,273	3,228,907
Black Hills Corp.	23,446	1,122,594

The accompanying notes are an integral part of the financial statements.	159

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
MDU Resources Group, Inc.	101,853	$2,832,532
Vectren Corp.	43,335	1,729,067
		8,913,100
Water utilities - 0.3%
Aqua America, Inc.	93,034	2,189,090
		37,509,626
TOTAL COMMON STOCKS (Cost $517,498,122)		$808,108,879

RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I)(N)	137,366	4,121
TOTAL RIGHTS (Cost $8,929)		$4,121

SECURITIES LENDING COLLATERAL - 4.8%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	3,974,940	39,777,621
TOTAL SECURITIES LENDING
COLLATERAL (Cost $39,777,661)		$39,777,621

SHORT-TERM INVESTMENTS - 2.1%

Repurchase agreement - 2.1%
Repurchase Agreement with State Street Corp.
dated 09/30/2014 at 0.000% to be
repurchased at $17,211,000 on 10/01/2014,
collateralized by $15,675,000 U.S. Treasury
Bonds, 3.750% due 11/15/2043 (valued at
$17,556,000, including interest)	$17,211,000	$17,211,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,211,000)		$17,211,000
Total Investments (Mid Cap Index Trust)
(Cost $574,495,712) - 105.1%		$865,101,621
Other assets and liabilities, net - (5.1%)		(41,700,739)
TOTAL NET ASSETS - 100.0%		$823,400,882

Mid Cap Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 91.6%
Consumer discretionary - 23.0%
Auto components - 0.5%
Tenneco, Inc. (I)	87,090	$4,555,678
Automobiles - 1.5%
Harley-Davidson, Inc.	226,678	13,192,660
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	28,542	772,269
Hotels, restaurants and leisure - 7.8%
Bloomin’ Brands, Inc. (I)	288,124	5,284,194
Buffalo Wild Wings, Inc. (I)	49,728	6,676,979
Chipotle Mexican Grill, Inc. (I)	18,663	12,440,569
Diamond Resorts International, Inc. (I)	427,020	9,718,975
Panera Bread Company, Class A (I)	70,345	11,446,538
Starwood Hotels & Resorts Worldwide, Inc.	145,175	12,080,012
Wyndham Worldwide Corp.	112,390	9,132,811
		66,780,078
Household durables - 3.4%
Harman International Industries, Inc.	76,158	7,466,530
Lennar Corp., Class A	201,596	7,827,973
Whirlpool Corp.	97,020	14,130,963
		29,425,466
Internet and catalog retail - 2.9%
Netflix, Inc. (I)	38,567	17,400,659
Zalando SE (I)(S)	19,632	533,118
zulily, Inc., Class A (I)(L)	177,977	6,743,549
		24,677,326
Media - 0.9%
IMAX Corp. (I)(L)	297,516	8,169,789
Specialty retail - 3.3%
Advance Auto Parts, Inc.	84,273	10,980,772
Ross Stores, Inc.	105,615	7,982,382
Signet Jewelers, Ltd.	79,633	9,070,995
		28,034,149
Textiles, apparel and luxury goods - 2.6%
Kate Spade & Company (I)	279,504	7,331,390
Samsonite International SA	2,894,080	9,291,719
Vince Holding Corp. (I)	179,282	5,425,073
		22,048,182
		197,655,597
Consumer staples - 4.3%
Beverages - 1.0%
Monster Beverage Corp. (I)	88,570	8,119,212
Food and staples retailing - 0.5%
Sprouts Farmers Market, Inc. (I)(L)	146,801	4,267,505
Food products - 1.8%
Keurig Green Mountain, Inc.	82,763	10,769,949
The WhiteWave Foods Company, Class A (I)	135,971	4,939,826
		15,709,775
Household products - 1.0%
Spectrum Brands Holdings, Inc.	96,714	8,755,518
		36,852,010
Energy - 3.6%
Oil, gas and consumable fuels - 3.6%
Diamondback Energy, Inc. (I)	129,858	9,710,781
Energen Corp.	132,264	9,554,751
Pioneer Natural Resources Company	62,277	12,266,701
		31,532,233
		31,532,233
Financials - 4.8%
Capital markets - 2.3%
Julius Baer Group, Ltd. (I)	241,360	10,785,704
Northern Trust Corp.	129,700	8,823,491
		19,609,195
Diversified financial services - 0.5%
Nomad Holdings, Ltd. (I)	375,429	4,289,013
Insurance - 1.0%
Assured Guaranty, Ltd.	400,079	8,865,751
Real estate management and development - 1.0%
CBRE Group, Inc., Class A (I)	282,926	8,414,219
		41,178,178

The accompanying notes are an integral part of the financial statements.	160

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care - 15.6%
Biotechnology - 3.2%
Alnylam Pharmaceuticals, Inc. (I)	39,321	$3,070,970
Cepheid, Inc. (I)(L)	146,000	6,428,380
Cubist Pharmaceuticals, Inc. (I)	48,984	3,249,599
Incyte Corp. (I)	79,042	3,877,010
NPS Pharmaceuticals, Inc. (I)	110,902	2,883,452
Regeneron Pharmaceuticals, Inc. (I)	23,110	8,331,617
		27,841,028
Health care equipment and supplies - 3.9%
DexCom, Inc. (I)	352,960	14,114,870
HeartWare International, Inc. (I)(L)	113,680	8,824,978
Insulet Corp. (I)(L)	293,667	10,821,629
		33,761,477
Health care providers and services - 1.1%
Envision Healthcare Holdings, Inc. (I)	278,978	9,674,957
Health care technology - 2.2%
Cerner Corp. (I)	126,930	7,561,220
Veeva Systems, Inc., Class A (I)(L)	390,108	10,989,342
		18,550,562
Life sciences tools and services - 1.0%
Covance, Inc. (I)	105,408	8,295,610
Pharmaceuticals - 4.2%
Actavis PLC (I)	51,784	12,494,444
Ono Pharmaceutical Company, Ltd.	136,670	12,135,984
Salix Pharmaceuticals, Ltd. (I)	72,098	11,264,592
		35,895,020
		134,018,654
Industrials - 18.3%
Aerospace and defense - 2.4%
DigitalGlobe, Inc. (I)	391,568	11,159,688
Textron, Inc.	255,409	9,192,170
		20,351,858
Airlines - 0.7%
Spirit Airlines, Inc. (I)	92,328	6,383,558
Commercial services and supplies - 1.0%
Clean Harbors, Inc. (I)	167,856	9,050,796
Construction and engineering - 1.6%
AECOM Technology Corp. (I)	407,401	13,749,784
Electrical equipment - 2.2%
Acuity Brands, Inc.	92,984	10,945,147
Generac Holdings, Inc. (I)(L)	193,641	7,850,206
		18,795,353
Machinery - 2.0%
Pall Corp.	105,136	8,799,883
Pentair PLC	127,113	8,324,630
		17,124,513
Professional services - 4.0%
IHS, Inc., Class A (I)	117,685	14,732,985
ManpowerGroup, Inc.	137,853	9,663,495
Nielsen NV	221,734	9,829,468
		34,225,948
Road and rail - 2.2%
Kansas City Southern	75,198	9,113,998
Landstar System, Inc.	134,137	9,683,350
		18,797,348
Trading companies and distributors - 2.2%
HD Supply Holdings, Inc. (I)	440,185	11,999,443
WESCO International, Inc. (I)	87,401	6,840,002
		18,839,445
		157,318,603
Information technology - 18.9%
Communications equipment - 2.2%
F5 Networks, Inc. (I)	112,508	13,359,200
Ubiquiti Networks, Inc. (I)(L)	153,926	5,776,843
		19,136,043
Electronic equipment, instruments and components - 2.0%
Cognex Corp. (I)	234,511	9,443,758
TE Connectivity, Ltd.	136,237	7,532,544
		16,976,302
Internet software and services - 5.3%
Akamai Technologies, Inc. (I)	211,085	12,622,883
CoStar Group, Inc. (I)	45,495	7,076,292
Equinix, Inc. (I)	41,345	8,784,986
Shutterstock, Inc. (I)(L)	101,059	7,213,591
Yelp, Inc. (I)(L)	147,475	10,065,169
		45,762,921
Semiconductors and semiconductor equipment - 2.8%
First Solar, Inc. (I)	87,150	5,735,342
NXP Semiconductor NV (I)	191,741	13,120,837
SunEdison, Inc. (I)	289,152	5,459,190
		24,315,369
Software - 5.5%
Activision Blizzard, Inc.	522,082	10,854,085
Cadence Design Systems, Inc. (I)	601,098	10,344,897
FactSet Research Systems, Inc. (L)	72,517	8,812,991
ServiceNow, Inc. (I)	23,127	1,359,405
Solera Holdings, Inc.	184,970	10,424,909
Tyler Technologies, Inc. (I)	65,986	5,833,162
		47,629,449
Technology hardware, storage and peripherals - 1.1%
SanDisk Corp.	92,464	9,056,849
		162,876,933
Materials - 3.1%
Chemicals - 1.3%
Platform Specialty Products Corp. (I)	443,414	11,094,218
Construction materials - 1.8%
Eagle Materials, Inc.	89,528	9,116,636
Martin Marietta Materials, Inc.	48,922	6,308,003
		15,424,639
		26,518,857
TOTAL COMMON STOCKS (Cost $704,327,549)		$787,951,065

PREFERRED SECURITIES - 4.9%
Consumer discretionary - 0.2%
The Honest Company, Inc. (I)(R)	66,598	1,801,962
Health care - 0.2%
ConforMIS, Inc. (I)(R)	203,582	1,628,656
Industrials - 0.4%
Lithium Technology Corp. (I)(R)	631,698	3,078,896
Information technology - 4.1%
Apigee Corp., Series H (I)(R)	1,073,547	3,124,022

The accompanying notes are an integral part of the financial statements.	161

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Information technology (continued)
Datalogix Holdings, Inc. (I)(R)	357,446	$3,681,694
DocuSign, Inc., Series B (I)(R)	6,185	73,725
DocuSign, Inc., Series B1 (I)(R)	1,853	22,088
DocuSign, Inc., Series D (I)(R)	4,445	52,984
DocuSign, Inc., Series E (I)(R)	114,951	1,370,216
Essence Group Holdings Corp. (I)(R)	1,459,559	2,308,001
Lookout, Inc., Series F (I)(R)	185,829	2,122,743
New Relic, Inc., Series F (I)(R)	50,744	1,468,227
Nutanix, Inc. (I)(R)	148,220	1,985,629
One Kings Lane, Inc. (I)(R)	302,694	4,431,440
Pure Storage, Inc., Series F (I)(R)	211,388	3,324,267
Uber Technologies, Inc. (I)(R)	146,126	9,067,440
Veracode, Inc. (I)(R)	136,934	2,528,610
		35,561,086
TOTAL PREFERRED SECURITIES (Cost $42,460,295)		$42,070,600

WARRANTS - 0.1%
Nomad Holdings, Ltd. (Expiration Date:
04/10/2017; Strike Price: $11.50) (I)	375,400	200,839
TOTAL WARRANTS (Cost $3,754)		$200,839

SECURITIES LENDING COLLATERAL - 6.4%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	5,510,170	55,140,826
TOTAL SECURITIES LENDING
COLLATERAL (Cost $55,140,673)		$55,140,826

SHORT-TERM INVESTMENTS - 3.0%
Repurchase agreement - 3.0%
Societe Generale SA Tri-Party Repurchase
Agreement dated 09/30/2014 at 0.001% to
be repurchased at $26,000,001 on
10/01/2014, collateralized by $19,486,400
U.S. Treasury Notes, 1.750% - 2.500% due
3/31/2015 to 10/31/2018 (valued at
$19,751,279, including interest) and
$7,277,100 U.S. Treasury Bonds, 2.750%
due 11/15/2042 (valued at $6,768,813,
including interest)	$26,000,000	$26,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $26,000,000)		$26,000,000
Total Investments (Mid Cap Stock Trust)
(Cost $827,932,271) - 106.0%		$911,363,330
Other assets and liabilities, net - (6.0%)		(51,217,308)
TOTAL NET ASSETS - 100.0%		$860,146,022

Mid Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 90.6%
Consumer discretionary - 9.9%
Auto components - 0.5%
Visteon Corp. (I)	49,700	$4,833,328
Diversified consumer services - 1.4%
Graham Holdings Company, Class B	4,900	3,427,991
Houghton Mifflin Harcourt Company (I)	177,500	3,450,600
Strayer Education, Inc. (I)(L)	102,105	6,114,047
		12,992,638
Leisure products - 1.2%
Hasbro, Inc.	44,700	2,458,277
Mattel, Inc.	201,000	6,160,650
Sankyo Company, Ltd.	52,100	1,867,153
		10,486,080
Media - 2.9%
Cablevision Systems Corp., Class A (L)	570,900	9,996,459
DreamWorks Animation
SKG, Inc., Class A (I)(L)	49,200	1,341,684
News Corp., Class A (I)	570,700	9,330,945
Scholastic Corp.	116,924	3,778,984
Tribune Company, Class A (I)	25,600	1,684,480
		26,132,552
Multiline retail - 1.4%
Kohl’s Corp.	200,800	12,254,824
Specialty retail - 1.8%
Abercrombie & Fitch Company, Class A	156,000	5,669,040
American Eagle Outfitters, Inc. (L)	201,500	2,925,780
CarMax, Inc. (I)	68,800	3,195,760
The Gap, Inc.	115,400	4,811,026
		16,601,606
Textiles, apparel and luxury goods - 0.7%
Coach, Inc.	184,300	6,562,923
		89,863,951
Consumer staples - 8.4%
Food and staples retailing - 2.8%
Sysco Corp.	411,100	15,601,245
The Kroger Company	186,900	9,718,800
		25,320,045
Food products - 4.2%
Archer-Daniels-Midland Company	171,400	8,758,540
Bunge, Ltd.	186,700	15,725,741
Dean Foods Company (L)	260,900	3,456,925
Flowers Foods, Inc.	242,100	4,444,956
McCormick & Company, Inc.	66,500	4,448,850
Tootsie Roll Industries, Inc. (L)	35,281	987,515
		37,822,527
Household products - 0.4%
The Clorox Company (L)	42,700	4,100,908
Personal products - 1.0%
Avon Products, Inc.	709,300	8,937,180
		76,180,660
Energy - 8.8%
Energy equipment and services - 2.0%
Exterran Holdings, Inc.	358,422	15,881,679
SEACOR Holdings, Inc. (I)	32,400	2,423,520
		18,305,199
Oil, gas and consumable fuels - 6.8%
Cameco Corp. (L)	477,500	8,432,650
Chesapeake Energy Corp.	67,900	1,561,021
CONSOL Energy, Inc.	198,447	7,513,203
Forest Oil Corp. (I)(L)	129,900	151,983
Hess Corp.	90,300	8,517,096
Murphy Oil Corp.	54,600	3,107,286

The accompanying notes are an integral part of the financial statements.	162

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
PBF Energy, Inc., Class A	51,907	$1,245,768
Talisman Energy, Inc.	1,598,300	13,828,766
WPX Energy, Inc. (I)	715,100	17,205,306
		61,563,079
		79,868,278
Financials - 26.0%
Banks - 5.2%
CIT Group, Inc.	351,200	16,141,152
Commerce Bancshares, Inc.	70,996	3,169,616
First Horizon National Corp.	882,549	10,837,702
First Niagara Financial Group, Inc.	768,300	6,399,939
SunTrust Banks, Inc.	128,900	4,902,067
WestAmerica Bancorp. (L)	110,100	5,121,852
		46,572,328
Capital markets - 7.2%
E*TRADE Financial Corp. (I)	803,844	18,158,836
Lazard, Ltd., Class A	393,800	19,965,660
Legg Mason, Inc.	117,800	6,026,648
Northern Trust Corp.	313,200	21,306,996
		65,458,140
Consumer finance - 0.6%
Ally Financial, Inc. (I)	234,260	5,420,776
Diversified financial services - 1.1%
FNFV Group (I)	121,840	1,676,518
Groupe Bruxelles Lambert SA	11,167	1,022,879
PHH Corp. (I)	324,900	7,264,764
		9,964,161
Insurance - 8.1%
CNA Financial Corp.	235,100	8,940,853
Enstar Group, Ltd. (I)	8,338	1,136,636
First American Financial Corp.	419,700	11,382,264
FNF Group	281,016	7,795,384
Kemper Corp.	206,254	7,043,574
Loews Corp.	39,800	1,658,068
Marsh & McLennan Companies, Inc.	294,900	15,435,066
OneBeacon Insurance Group, Ltd., Class A	100,135	1,543,080
The Progressive Corp.	224,300	5,670,304
White Mountains Insurance Group, Ltd.	19,300	12,160,351
		72,765,580
Real estate investment trusts - 2.8%
AvalonBay Communities, Inc.	20,200	2,847,594
Rayonier, Inc.	198,900	6,193,746
Vornado Realty Trust	4,600	459,816
Washington Real Estate Investment Trust	152,200	3,862,836
Weingarten Realty Investors	94,000	2,961,000
Weyerhaeuser Company	289,136	9,211,873
		25,536,865
Real estate management and development - 0.4%
The St. Joe Company (I)(L)	192,717	3,840,850
Thrifts and mortgage finance - 0.6%
Capitol Federal Financial, Inc.	477,198	5,640,480
		235,199,180
Health care - 8.6%
Health care equipment and supplies - 1.5%
Haemonetics Corp. (I)	58,200	2,032,344
Hologic, Inc. (I)	393,200	9,566,556
Thoratec Corp. (I)	56,600	1,512,918
		13,111,818
Health care providers and services - 3.7%
HealthSouth Corp.	146,770	5,415,813
Humana, Inc.	38,700	5,042,223
Kindred Healthcare, Inc.	94,100	1,825,540
Quest Diagnostics, Inc.	135,500	8,222,140
Select Medical Holdings Corp.	560,588	6,743,874
Tenet Healthcare Corp. (I)	108,400	6,437,876
		33,687,466
Pharmaceuticals - 3.4%
Hospira, Inc. (I)	346,800	18,044,004
Mallinckrodt PLC (I)	29,900	2,695,485
Zoetis, Inc.	264,600	9,776,970
		30,516,459
		77,315,743
Industrials - 10.1%
Aerospace and defense - 2.4%
Textron, Inc.	600,800	21,622,792
Air freight and logistics - 2.2%
C.H. Robinson Worldwide, Inc.	208,200	13,807,824
Expeditors International of Washington, Inc.	155,100	6,293,958
		20,101,782
Airlines - 1.2%
Southwest Airlines Company	313,500	10,586,895
Commercial services and supplies - 1.3%
Cintas Corp.	166,700	11,767,353
Construction and engineering - 0.7%
KBR, Inc.	343,200	6,462,456
Machinery - 1.4%
Harsco Corp.	320,400	6,859,764
Ingersoll-Rand PLC	24,600	1,386,456
Xylem, Inc.	121,800	4,322,682
		12,568,902
Professional services - 0.9%
ManpowerGroup, Inc.	113,100	7,928,310
		91,038,490
Information technology - 3.6%
Communications equipment - 0.4%
ADTRAN, Inc.	196,700	4,038,251
Electronic equipment, instruments and components - 0.3%
AVX Corp.	211,100	2,803,408
Semiconductors and semiconductor equipment - 2.8%
Applied Materials, Inc.	592,800	12,810,408
ASML Holding NV	27,923	2,759,351
Broadcom Corp., Class A	146,900	5,937,698
Marvell Technology Group, Ltd.	217,400	2,930,552
ON Semiconductor Corp. (I)	52,500	469,350
		24,907,359
Software - 0.1%
FactSet Research Systems, Inc. (L)	7,300	887,169
		32,636,187
Materials - 7.1%
Chemicals - 1.3%
Agrium, Inc. (L)	38,100	3,390,900

The accompanying notes are an integral part of the financial statements.	163

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Celanese Corp., Series A	8,200	$479,864
The Scotts Miracle-Gro Company, Class A	142,000	7,810,000
		11,680,764
Construction materials - 1.3%
Vulcan Materials Company	184,907	11,136,949
Containers and packaging - 1.8%
MeadWestvaco Corp.	204,800	8,384,512
Packaging Corp. of America	127,400	8,130,668
		16,515,180
Metals and mining - 2.3%
Compania de Minas Buenaventura SA, ADR	137,700	1,594,566
Franco-Nevada Corp.	135,500	6,650,685
Lonmin PLC (I)	1,060,745	3,180,538
Newmont Mining Corp.	402,200	9,270,710
		20,696,499
Paper and forest products - 0.4%
Louisiana-Pacific Corp. (I)(L)	269,300	3,659,787
		63,689,179
Telecommunication services - 0.7%
Wireless telecommunication services - 0.7%
Telephone & Data Systems, Inc.	253,636	6,077,119
Utilities - 7.4%
Electric utilities - 3.2%
American Electric Power Company, Inc.	124,600	6,505,366
Duke Energy Corp.	31,233	2,335,291
FirstEnergy Corp.	571,151	19,173,539
PPL Corp.	35,000	1,149,400
		29,163,596
Independent power and renewable electricity producers - 3.7%
Calpine Corp. (I)	323,600	7,022,120
Dynegy, Inc. (I)	318,400	9,189,024
NRG Energy, Inc.	554,805	16,910,456
		33,121,600
Multi-utilities - 0.5%
NiSource, Inc.	121,700	4,987,266
		67,272,462
TOTAL COMMON STOCKS (Cost $656,813,040)		$819,141,249

PREFERRED SECURITIES - 0.2%
Energy - 0.2%
Energy equipment and services - 0.2%
McDermott International, Inc., 6.250% (I)	79,900	1,735,428
Financials - 0.0%
Real estate investment trusts - 0.0%
Weyerhaeuser Company, 6.375% (I)	6,600	356,598
TOTAL PREFERRED SECURITIES (Cost $2,337,123)		$2,092,026

CONVERTIBLE BONDS - 0.4%
Industrials - 0.4%
UTi Worldwide, Inc. 4.500%, 03/01/2019 (S) $	3,569,000	$3,798,754
TOTAL CONVERTIBLE BONDS (Cost $3,582,543)		$3,798,754

SECURITIES LENDING COLLATERAL - 4.4%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	3,999,351	40,021,903
TOTAL SECURITIES LENDING
COLLATERAL (Cost $40,021,724)		$40,021,903

SHORT-TERM INVESTMENTS - 8.6%
Money market funds - 8.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,045,547	1,045,547
T. Rowe Price Reserve Investment
Fund, 0.0487% (Y)	76,142,451	76,142,451
TOTAL SHORT-TERM INVESTMENTS (Cost $77,187,998)		$77,187,998
Total Investments (Mid Value Trust)
(Cost $779,942,428) - 104.2%		$942,241,930
Other assets and liabilities, net - (4.2%)		(38,274,925)
TOTAL NET ASSETS - 100.0%		$903,967,005

Money Market Trust

	Shares or
	Principal
	Amount	Value
COMMERCIAL PAPER - 50.5%
Bank of Nova Scotia 0.180%, 01/20/2015 * $	$50,000,000	$49,972,250
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.180%, 11/07/2014 *	33,000,000	32,993,895
0.200%, 11/26/2014 *	35,000,000	34,989,111
0.210%, 12/16/2014 *	25,000,000	24,988,918
Barclays U.S. Funding LLC
0.200%, 12/17/2014 *	18,500,000	18,492,086
0.250%, 02/11/2015 *	50,000,000	49,953,819
BNP Paribas Finance, Inc.
0.080%, 10/01/2014*	45,000,000	45,000,000
0.110%, 10/06/2014 *	60,000,000	59,999,083
Caisse Centrale Desjardins
0.140%, 11/24/2014 *	35,000,000	34,992,650
0.150%, 10/01/2014*	50,000,000	50,000,000
0.200%, 11/21/2014 *	20,000,000	19,994,333
Deutsche Bank Financial LLC 0.300%,
10/27/2014 *	50,000,000	49,989,167
Electricite de France SA
0.080%, 10/27/2014 *	20,000,000	19,998,844
0.250%, 12/11/2014 *	25,000,000	24,987,674
Govco LLC 0.110%, 10/28/2014 *	46,470,000	46,466,166
Henkel of America, Inc. 0.090%, 10/01/2014 *	40,000,000	40,000,000
International Business Machines Corp.
0.090%, 12/18/2014 *	76,000,000	75,985,180
MetLife Short Term Funding LLC
0.100%, 10/06/2014 *	30,000,000	29,999,583
0.100%, 11/17/2014 *	8,000,000	7,998,956
0.110%, 10/21/2014 *	18,500,000	18,498,869
0.110%, 11/03/2014 *	17,000,000	16,998,286
0.110%, 11/04/2014 *	20,000,000	19,997,922
0.120%, 11/17/2014 *	15,380,000	15,377,590
PepsiCo, Inc. 0.050%, 10/30/2014 *	9,420,000	9,419,621
Philip Morris International, Inc.
0.030%, 10/21/2014 *	25,000,000	24,999,583
0.050%, 11/05/2014 *	28,570,000	28,568,611
Province of Ontario, Canada 0.100%,
10/03/2014 *	24,000,000	23,999,867

The accompanying notes are an integral part of the financial statements.	164

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMERCIAL PAPER (continued)
Province of Quebec, Canada 0.065%,
10/22/2014 *	$72,880,000	$72,877,237
Toronot Dominion Holdings, Inc. 0.130%,
10/06/2014 *	65,000,000	64,998,826
Toronto Dominion Holdings, Inc. 0.080%,
10/23/2014 *	35,000,000	34,998,289
UBS AG 0.060%, 10/31/2014 *	75,000,000	74,996,250
TOTAL COMMERCIAL PAPER (Cost $1,122,532,666)		$1,122,532,666

CORPORATE INTEREST-BEARING OBLIGATIONS - 9.6%
American Honda Finance Corp.
0.235%, 12/05/2014 (P)*	25,000,000	25,000,000
Toyota Motor Credit Corp.
0.234%, 01/14/2015 (P)*	51,000,000	51,000,000
Wells Fargo & Company
1.250%, 02/13/2015 *	34,088,000	34,214,039
1.500%, 07/01/2015 *	28,000,000	28,243,921
Westpac Banking Corp.
0.224%, 05/22/2015 (P)(S)*	75,000,000	75,000,000
TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $213,457,960)		$213,457,960

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 24.4%
U.S. government - 9.5%
U.S. Treasury Note
0.250%, 09/30/2015 *	85,000,000	85,089,054
2.500%, 04/30/2015 *	50,000,000	50,678,088
4.000%, 02/15/2015 *	75,000,000	76,078,610
U.S. government agency - 14.9%
Federal Home Loan Bank
0.030%, 10/10/2014 *	54,540,000	54,539,591
0.040%, 10/08/2014 *	40,900,000	40,899,682
0.045%, 10/03/2014 *	91,950,000	91,949,770
0.050%, 11/05/2014 to 11/12/2014 *	120,420,000	120,413,474
0.060%, 10/02/2014 *	22,390,000	22,389,963
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $542,038,232)		$542,038,232

CERTIFICATE OF DEPOSIT - 15.8%
Bank of Montreal
0.150%, 10/03/2014 *	52,990,000	52,990,000
0.170%, 11/26/2014 *	32,000,000	32,000,000
0.224%, 12/18/2014 (P)*	25,000,000	25,000,000
Barclays Bank PLC 0.354%, 12/15/2014 (P)*	40,000,000	40,000,000
Canadian Imperial Bank of Commerce
0.060%, 10/29/2014 *	60,000,000	60,000,000
Credit Suisse New York 0.350%, 10/15/2014 *	30,000,000	30,000,000
Sumitomo Mitsui Banking Corp.
0.200%, 12/02/2014 *	60,000,000	59,999,999
0.250%, 12/09/2014 *	50,000,000	50,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $349,989,999)		$349,989,999
Total Investments (Money Market Trust)
(Cost $2,228,018,857) - 100.3%		$2,228,018,857
Other assets and liabilities, net - (0.3%)		(7,299,664)
TOTAL NET ASSETS - 100.0%		$2,220,719,193

Money Market Trust B

	Shares or
	Principal
	Amount	Value
COMMERCIAL PAPER - 45.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.180%, 11/03/2014 *	$10,000,000	9,998,350
0.210%, 12/23/2014 *	10,000,000	9,995,158
Barclays U.S. Funding LLC 0.200%,
12/17/2014 *	4,500,000	4,498,075
BMW US Capital LLC 0.060%, 10/01/2014 *	10,780,000	10,780,000
BNP Paribas Finance, Inc. 0.170%,
11/24/2014 *	20,000,000	19,994,900
Caisse Centrale Desjardins
0.120%, 10/27/2014 *	9,000,000	8,999,220
0.150%, 10/06/2014 *	11,000,000	10,999,771
Cargill Global Funding PLC 0.060%,
10/07/2014 *	5,400,000	5,399,946
Deutsche Bank Financial LLC 0.300%,
10/27/2014 *	12,000,000	11,997,400
Electricite de France SA 0.080%, 10/27/2014 *	20,000,000	19,998,844
Govco LLC 0.110%, 10/28/2014 *	3,530,000	3,529,709
MetLife Funding, Inc. 0.090%, 10/21/2014 *	14,585,000	14,584,271
MetLife Short Term Funding LLC 0.110%,
10/20/2014 *	5,400,000	5,399,687
National Rural Utilities Cooperative
Finance Corp. 0.080%, 10/17/2014 *	7,550,000	7,549,732
PepsiCo, Inc. 0.050%, 10/30/2014 *	7,710,000	7,709,689
Philip Morris International, Inc. 0.050%,
11/05/2014 *	20,000,000	19,999,028
Toronto Dominion Holdings, Inc. 0.080%,
10/23/2014 *	19,630,000	19,629,040
TOTAL COMMERCIAL PAPER (Cost $191,062,820)		$191,062,820

CORPORATE INTEREST-BEARING OBLIGATIONS - 9.4%
American Honda Finance Corp.
0.235%, 12/05/2014 (P)*	5,000,000	5,000,000
Royal Bank of Canada 1.450%, 10/30/2014 *	3,370,000	3,373,168
Toyota Motor Credit Corp.
0.234%, 01/14/2015 (P)*	9,000,000	9,000,000
Wells Fargo & Company
1.250%, 02/13/2015 *	6,430,000	6,453,776
1.500%, 07/01/2015 *	5,620,000	5,668,958
Westpac Banking Corp.
0.224%, 05/22/2015 (P)(S)*	10,000,000	10,000,000
TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $39,495,902)		$39,495,902

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 28.4%
U.S. government - 10.8%
U.S. Treasury Note
0.250%, 09/30/2015 *	15,000,000	15,015,715
2.500%, 04/30/2015 *	10,000,000	10,135,618
4.000%, 02/15/2015 *	20,000,000	20,287,629
U.S. government agency - 17.6%
Federal Home Loan Bank
0.045%, 10/03/2014 to 10/09/2014 *	26,060,000	26,059,897
0.050%, 11/12/2014 *	26,500,000	26,498,454
0.055%, 10/17/2014 *	4,700,000	4,699,885
0.070%, 10/08/2014 to 10/10/2014 *	16,140,000	16,139,759
Federal National Mortgage Association
0.050%, 10/15/2014 *	700,000	699,986
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $119,536,943)		$119,536,943

The accompanying notes are an integral part of the financial statements.	165

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CERTIFICATE OF DEPOSIT - 16.7%
Bank of Montreal
0.160%, 10/14/2014 *	$10,770,000	$10,770,000
0.200%, 12/09/2014 *	4,270,000	4,269,959
0.224%, 12/18/2014 (P)*	5,000,000	5,000,000
Barclays Bank PLC 0.354%, 12/15/2014 (P)*	16,000,000	16,000,000
Canadian Imperial Bank of Commerce
0.060%, 10/29/2014 *	10,000,000	10,000,000
Credit Suisse New York 0.350%, 10/15/2014 *	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp.
0.200%, 12/02/2014 *	10,000,000	10,000,000
0.250%, 12/09/2014 *	10,000,000	10,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $70,039,959)		$70,039,959
Total Investments (Money Market Trust B)
(Cost $420,135,624) - 99.9%		$420,135,624
Other assets and liabilities, net - 0.1%		452,213
TOTAL NET ASSETS - 100.0%		$420,587,837

Mutual Shares Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 83.5%
Consumer discretionary - 9.4%
Auto components - 0.3%
Fiat SpA (I)	242,845	$1,923,572
Automobiles - 1.2%
General Motors Company	249,450	7,967,433
Diversified consumer services - 0.2%
Cengage Learning Holdings II LP (I)	38,500	1,183,862
Media - 7.2%
CBS Corp., Class B	133,117	7,121,760
Comcast Corp., Special Class A	37,717	2,017,860
Reed Elsevier PLC	525,147	8,395,531
Time Warner Cable, Inc.	70,530	10,120,350
Time Warner, Inc.	57,588	4,331,193
Tribune Company, Class A (I)	27,931	1,837,860
Tribune Company, Class B (I)	20,315	1,381,420
Tribune Publishing Company (I)(L)	13,360	269,605
Twenty-First Century Fox, Inc., Class B	343,576	11,444,514
		46,920,093
Multiline retail - 0.5%
Kohl’s Corp.	47,805	2,917,539
		60,912,499
Consumer staples - 11.0%
Beverages - 1.3%
Coca-Cola Enterprises, Inc.	23,591	1,046,497
PepsiCo, Inc.	80,216	7,467,307
		8,513,804
Food and staples retailing - 3.2%
CVS Health Corp.	69,673	5,545,274
Tesco PLC	488,561	1,459,458
The Kroger Company	159,597	8,299,044
Walgreen Company	93,624	5,549,094
		20,852,870
Personal products - 0.8%
Avon Products, Inc.	397,067	5,003,044
Tobacco - 5.7%
Altria Group, Inc.	155,111	7,125,799
British American Tobacco PLC	191,676	10,801,051
Imperial Tobacco Group PLC	155,070	6,676,684
Lorillard, Inc.	151,395	9,070,074
Philip Morris International, Inc.	38,054	3,173,704
		36,847,312
		71,217,030
Energy - 9.7%
Energy equipment and services - 1.9%
Baker Hughes, Inc.	101,176	6,582,511
Ensco PLC, Class A (L)	43,988	1,817,144
Transocean, Ltd. (L)	124,780	3,989,217
		12,388,872
Oil, gas and consumable fuels - 7.8%
Apache Corp.	113,100	10,616,697
BG Group PLC	253,921	4,687,594
BP PLC	658,383	4,816,292
CONSOL Energy, Inc.	93,718	3,548,163
Marathon Oil Corp.	229,152	8,613,824
Murphy Oil Corp.	60,600	3,448,746
Royal Dutch Shell PLC, A Shares	294,054	11,224,834
Talisman Energy, Inc.	366,910	3,173,772
Talisman Energy, Inc.	26,740	231,359
		50,361,281
		62,750,153
Financials - 19.4%
Banks - 8.2%
CIT Group, Inc.	88,845	4,083,316
Citigroup, Inc.	136,105	7,052,961
Citizens Financial Group, Inc. (I)	76,752	1,797,532
Columbia Banking System, Inc.	21,477	532,844
FCB Financial Holdings, Inc., Class A (I)(S)	60,504	1,344,600
Guaranty Bancorp	4,385	59,241
ING Groep NV (I)	287,988	4,093,524
JPMorgan Chase & Company	141,140	8,502,274
KB Financial Group, Inc.	94,599	3,448,691
Societe Generale SA	28,275	1,442,248
SunTrust Banks, Inc.	119,100	4,529,373
The PNC Financial Services Group, Inc.	136,484	11,680,301
Wells Fargo & Company	82,900	4,300,023
		52,866,928
Capital markets - 0.8%
Credit Suisse Group AG (I)	201,008	5,561,018
Consumer finance - 0.5%
Ally Financial, Inc. (I)	135,700	3,140,098
Insurance - 8.4%
ACE, Ltd.	76,412	8,013,326
Alleghany Corp. (I)	15,534	6,495,542
American International Group, Inc.	202,415	10,934,458
MetLife, Inc.	118,880	6,386,234
The Allstate Corp.	87,326	5,359,197
White Mountains Insurance Group, Ltd.	20,381	12,841,457
Zurich Insurance Group AG (I)	14,449	4,300,062
		54,330,276
Real estate investment trusts - 0.8%
Alexander’s, Inc.	13,593	5,082,559
Real estate management and development - 0.7%
Canary Wharf Group PLC (I)	555,649	3,961,827

The accompanying notes are an integral part of the financial statements.	166

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Forestar Group, Inc. (I)	39,987	$708,570
		4,670,397
		125,651,276
Health care - 11.8%
Health care equipment and supplies - 3.1%
Medtronic, Inc.	269,829	16,715,907
Stryker Corp.	45,115	3,643,036
		20,358,943
Health care providers and services - 1.6%
Cigna Corp.	115,367	10,462,633
Pharmaceuticals - 7.1%
AstraZeneca PLC	39,800	2,852,180
Eli Lilly & Company	98,530	6,389,671
Hospira, Inc. (I)	105,006	5,463,462
Merck & Company, Inc.	296,830	17,596,082
Teva Pharmaceutical Industries, Ltd., ADR	248,104	13,335,590
		45,636,985
		76,458,561
Industrials - 4.4%
Aerospace and defense - 1.8%
B/E Aerospace, Inc. (I)	57,940	4,863,484
Huntington Ingalls Industries, Inc.	62,266	6,488,740
		11,352,224
Machinery - 1.1%
Caterpillar, Inc.	42,642	4,222,837
CNH Industrial NV	143,970	1,140,385
Federal Signal Corp.	140,014	1,853,785
		7,217,007
Marine - 1.5%
A.P. Moeller - Maersk A/S, Series B	4,075	9,653,038
		28,222,269
Information technology - 10.5%
Communications equipment - 1.3%
Cisco Systems, Inc.	332,390	8,366,256
IT services - 1.3%
Xerox Corp.	623,814	8,253,059
Software - 4.2%
Microsoft Corp.	388,066	17,990,740
Symantec Corp.	403,650	9,489,812
		27,480,552
Technology hardware, storage and peripherals - 3.7%
Apple, Inc.	145,760	14,685,320
Hewlett-Packard Company	141,663	5,024,787
Samsung Electronics Company, Ltd.	3,650	4,088,027
		23,798,134
		67,898,001
Materials - 4.3%
Containers and packaging - 0.8%
MeadWestvaco Corp.	132,723	5,433,680
Metals and mining - 2.4%
Anglo American PLC	129,132	2,879,874
Freeport-McMoRan Copper & Gold, Inc.	235,586	7,691,883
ThyssenKrupp AG (I)	181,251	4,732,023
		15,303,780
Paper and forest products - 1.1%
International Paper Company	151,175	7,217,095
		27,954,555
Telecommunication services - 1.8%
Diversified telecommunication services - 0.6%
Koninklijke KPN NV (I)	1,291,070	4,133,521
Wireless telecommunication services - 1.2%
Vodafone Group PLC	2,302,996	7,588,885
		11,722,406
Utilities - 1.2%
Electric utilities - 0.4%
Entergy Corp.	33,643	2,601,613
Independent power and renewable electricity producers - 0.8%
NRG Energy, Inc.	180,694	5,507,553
		8,109,166
TOTAL COMMON STOCKS (Cost $404,816,862)		$540,895,916

CORPORATE BONDS - 3.1%
Consumer discretionary - 0.8%
iHeartCommunications, Inc.
9.000%, 12/15/2019	$3,977,000	$4,006,828
Toys R Us - Delaware, Inc.
7.375%, 09/01/2016 (S)	872,000	867,640
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	0
		4,874,468
Energy - 0.5%
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	1,287,000	1,287,000
9.625%, 06/01/2019 (S)	1,911,000	2,025,660
		3,312,660
Information technology - 1.2%
Avaya, Inc.
7.000%, 04/01/2019 (S)	1,707,000	1,661,124
10.500%, 03/01/2021 (S)	4,698,000	4,110,750
First Data Corp.
11.750%, 08/15/2021	1,337,000	1,547,578
12.625%, 01/15/2021	483,000	578,393
First Data Holdings, Inc., PIK
14.500%, 09/24/2019 (S)	195,002	204,752
		8,102,597
Materials - 0.1%
Walter Energy, Inc.
9.500%, 10/15/2019 (S)	425,000	382,500
Walter Energy, Inc., PIK
11.000%, 04/01/2020 (S)	124,000	57,660
		440,160
Utilities - 0.5%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (H)(S)	4,128,000	3,457,200
TOTAL CORPORATE BONDS (Cost $20,473,753)		$20,187,085

TERM LOANS (M) - 3.4%
Consumer discretionary - 2.0%
Caesars Entertainment
Operating Company, Inc.
0.948%, 03/01/2017	426,320	387,418
The accompanying notes are an integral part of the financial statements.	167

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

Shares or
Principal
Amount		Value
TERM LOANS (M) (continued)
Consumer discretionary (continued)
Caesars Entertainment Operating
Company, Inc. (continued)
6.948%, 03/01/2017	$2,033,290	$1,848,842
9.750%, 01/28/2018	1,262,478	1,194,225
Cengage Learning Acquisitions, Inc.
7.000%, 03/31/2020	243,775	243,287
iHeartCommunications, Inc.
3.804%, 01/29/2016	33,414	33,053
6.904%, 01/30/2019	4,025,467	3,832,369
7.654%, 07/30/2019	1,293,886	1,261,539
JC Penney Corp., Inc.
6.000%, 05/22/2018	3,456,717	3,448,076
Toys R US - Delaware, Inc.
TBD 09/01/2016 (T)	685,134	672,288
		12,921,097
Energy - 0.0%
NGPL PipeCo LLC
6.750%, 09/15/2017	109,117	108,481
Information technology - 0.5%
Avaya, Inc.
4.654%, 10/26/2017	2,551,993	2,427,052
6.500%, 03/30/2018	622,996	616,474
		3,043,526
Materials - 0.0%
Walter Energy, Inc. TBD 04/01/2018 (T)	177,000	155,627
Utilities - 0.9%
Texas Competitive Electric Holdings
Company LLC
4.650%, 10/10/2017	7,466,240	5,525,017
TOTAL TERM LOANS (Cost $22,625,974)		$21,753,748

MUNICIPAL BONDS - 0.3%
Commonwealth of Puerto Rico
8.000%, 07/01/2035	$2,046,000	$1,800,521
TOTAL MUNICIPAL BONDS (Cost $1,909,884)		$1,800,521

PREFERRED SECURITIES - 0.6%
Consumer discretionary - 0.6%
Volkswagen AG	18,412	3,802,226
TOTAL PREFERRED SECURITIES (Cost $4,802,113)		$3,802,226

SECURITIES LENDING COLLATERAL - 0.9%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	567,374	$5,677,766
TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,677,693)		$5,677,766

SHORT-TERM INVESTMENTS - 5.2%
U.S. government - 5.2%
U.S. Treasury Bills
0.040%, 10/30/2014 *	$3,000,000	$2,999,952
0.043%, 01/02/2015 *	7,000,000	6,999,636
0.046%, 10/23/2014 *	2,000,000	1,999,976
0.046%, 02/26/2015 *	5,000,000	4,999,590
0.048%, 02/19/2015 *	5,000,000	4,999,510
0.050%, 10/09/2014 *	2,500,000	2,499,993
0.050%, 10/16/2014 *	3,000,000	2,999,988
0.055%, 10/02/2014 *	2,000,000	2,000,000
0.055%, 01/08/2015 *	2,500,000	2,499,880
0.055%, 01/22/2015 *	2,000,000	1,999,890
		33,998,415
TOTAL SHORT-TERM INVESTMENTS (Cost $33,996,341)		$33,998,415
Total Investments (Mutual Shares Trust)
(Cost $494,302,620) - 97.0%		$628,115,677
Other assets and liabilities, net - 3.0%		19,288,891
TOTAL NET ASSETS - 100.0%		$647,404,568

Natural Resources Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.0%
Energy - 61.2%
Energy equipment and services - 4.2%
Baker Hughes, Inc.	30,515	$1,985,303
Halliburton Company	32,815	2,116,896
Patterson-UTI Energy, Inc.	41,755	1,358,290
		5,460,489
Oil, gas and consumable fuels - 57.0%
Anadarko Petroleum Corp.	15,133	1,535,092
Apache Corp.	38,510	3,614,934
Beach Energy, Ltd.	1,633,534	2,013,110
BG Group PLC	404,133	7,460,634
Cabot Oil & Gas Corp.	57,137	1,867,809
Chevron Corp.	39,881	4,758,601
Cimarex Energy Company	12,440	1,574,033
Cobalt International Energy, Inc. (I)	52,132	708,995
ConocoPhillips	20,146	1,541,572
CONSOL Energy, Inc.	55,222	2,090,705
DNO International ASA (I)	323,052	1,011,556
Enbridge, Inc.	56,684	2,714,030
Energen Corp.	19,330	1,396,399
EOG Resources, Inc.	27,642	2,737,111
Exxon Mobil Corp.	31,804	2,991,166
Galp Energia SGPS SA	179,455	2,916,558
Imperial Oil, Ltd. (L)	97,325	4,595,687
Kinder Morgan, Inc. (L)	34,345	1,316,787
Oil Search, Ltd.	304,033	2,372,921
Ophir Energy PLC (I)	541,628	2,008,590
PetroChina Company, Ltd., H Shares	2,201,790	2,821,930
Petroleo Brasileiro SA, ADR	186,590	2,778,325
Pioneer Natural Resources Company	18,230	3,590,763
Royal Dutch Shell PLC, Class A	256,590	9,806,975
Southwestern Energy Company (I)	35,222	1,231,009
Tullow Oil PLC	167,573	1,747,131
		73,202,423
		78,662,912
Industrials - 6.5%
Construction and engineering - 2.4%
KBR, Inc.	165,000	3,106,950
Machinery - 4.1%
Caterpillar, Inc.	25,460	2,521,304

The accompanying notes are an integral part of the financial statements.	168

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Vallourec SA	58,244	$2,680,381
		5,201,685
		8,308,635
Information technology - 1.7%
Semiconductors and semiconductor equipment - 1.7%
First Solar, Inc. (I)	33,351	2,194,829
Materials - 28.6%
Chemicals - 3.7%
JSR Corp.	76,700	1,338,557
The Mosaic Company	43,681	1,939,873
Umicore SA	33,869	1,476,617
		4,755,047
Metals and mining - 24.9%
Anglo American PLC	183,002	4,081,271
BHP Billiton PLC	118,545	3,279,026
First Quantum Minerals, Ltd.	207,157	3,999,048
Fortescue Metals Group, Ltd.	885,471	2,690,082
Medusa Mining, Ltd. (I)	561,130	408,107
Mongolian Mining Corp. (I)(L)	6,974,060	780,786
New Gold, Inc. (I)	307,111	1,550,911
POSCO, ADR	29,589	2,245,805
Rio Tinto PLC	158,823	7,782,302
Teck Resources, Ltd.	97,000	1,837,020
Vale SA, ADR (L)	288,172	3,172,774
Vedanta Resources PLC	6,269	101,011
		31,928,143
		36,683,190
TOTAL COMMON STOCKS (Cost $132,829,704)		$125,849,566

SECURITIES LENDING COLLATERAL - 7.0%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	889,440	8,900,717
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,900,635)		$8,900,717

SHORT-TERM INVESTMENTS - 1.0%
Repurchase agreement - 1.0%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2014 at 0.010% to
be repurchased at $1,300,000 on
10/01/2014, collateralized by $1,335,700
U.S. Treasury Notes, 2.375% due
08/15/2024 (valued at $1,326,095,
including interest)	$1,300,000	$1,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,300,000)		$1,300,000
Total Investments (Natural Resources Trust)
(Cost $143,030,339) - 106.0%		$136,050,283
Other assets and liabilities, net - (6.0%)		(7,664,456)
TOTAL NET ASSETS - 100.0%		$128,385,827

New Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 48.7%
U.S. government - 20.6%
Treasury Inflation Protected Securities
0.125%, 04/15/2017	$16,982,824	$17,211,039
0.625%, 01/15/2024	33,042,796	33,223,507
1.625%, 01/15/2015	14,810,911	14,820,168
1.875%, 07/15/2015	8,359,874	8,545,363
U.S. Treasury Bonds
3.125%, 02/15/2043	51,480,000	50,739,975
3.375%, 05/15/2044	6,930,000	7,155,225
5.375%, 02/15/2031	19,410,000	25,697,015
U.S. Treasury Notes
0.625%, 11/30/2017	20,025,000	19,666,733
0.875%, 02/28/2017	102,205,000	102,308,840
1.250%, 10/31/2018	10,360,000	10,231,308
1.500%, 05/31/2019	22,785,000	22,553,596
2.000%, 08/31/2021	22,930,000	22,621,867
2.625%, 04/30/2016	6,640,000	6,871,882
U.S. Treasury Strips, PO
2.285%, 05/15/2021	220,000	189,442
		341,835,960
U.S. government agency - 28.1%
Federal Home Loan Mortgage Corp.
2.091%, 09/01/2035 (P)	24,334	25,751
2.125%, 07/01/2038 (P)	29,376	31,199
2.136%, 06/01/2038 (P)	41,959	44,562
2.202%, 04/01/2037 (P)	94,189	100,020
2.207%, 06/01/2037 (P)	225,549	239,627
2.225%, 07/01/2035 (P)	18,965	20,182
2.226%, 07/01/2035 (P)	29,756	31,666
2.241%, 10/01/2036 (P)	135,893	144,805
2.335%, 05/01/2037 (P)	26,312	28,108
2.348%, 01/01/2036 (P)	1,039	1,107
2.370%, 01/01/2036 (P)	79,225	84,450
2.375%, 02/01/2035 (P)	59,300	63,171
2.377%, 09/01/2032 (P)	1,093	1,172
2.379%, 03/01/2036 (P)	61,532	65,625
2.419%, 02/01/2037 (P)	88,661	95,033
2.432%, 01/01/2037 (P)	31,486	33,692
2.500%, 05/01/2028	4,171,989	4,205,724
2.525%, 11/01/2035 (P)	16,933	18,128
2.609%, 02/01/2037 (P)	93,468	100,186
2.701%, 02/01/2038 (P)	79,950	85,696
2.774%, 02/01/2037 (P)	32,458	34,791
3.000%, 01/01/2043 to 06/01/2043	19,088,192	18,886,791
3.500%, 03/01/2043	7,752,034	7,919,793
4.000%, 05/01/2026 to 02/01/2041	14,527,742	15,352,468
4.500%, 11/01/2018 to 10/01/2039	11,679,928	12,624,082
5.000%, 10/01/2018 to 08/01/2040	4,661,872	5,146,657
5.500%, 03/01/2018 to 12/01/2039	411,793	451,906
5.859%, 12/01/2036 (P)	28,762	30,989
5.954%, 10/01/2036 (P)	52,813	56,902
6.000%, 04/01/2017 to 08/01/2038	959,432	1,076,039
6.064%, 11/01/2036 (P)	20,838	22,452
6.106%, 10/01/2036 (P)	40,103	43,207
6.421%, 08/01/2036 (P)	12,929	13,902
6.500%, 05/01/2017 to 03/01/2037	244,633	279,516
7.000%, 02/01/2024 to 06/01/2032	9,100	10,545
7.500%, 05/01/2024 to 06/01/2024	806	928
10.500%, 05/01/2019	13	13
Federal National Mortgage Association
1.737%, 10/01/2033 (P)	30,151	31,249
1.950%, 06/01/2037 (P)	42,989	45,084
1.987%, 12/01/2035 (P)	6,798	7,189

The accompanying notes are an integral part of the financial statements.	169

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. government agency (continued)
Federal National Mortgage
Association (continued)
2.055%, 07/01/2035 (P)		$25,805	$27,277
2.056%, 07/01/2027 (P)		378	388
2.151%, 07/01/2036 (P)		187,919	199,610
2.159%, 08/01/2037 (P)		40,881	43,660
2.161%, 09/01/2035 (P)		94,420	100,329
2.188%, 12/01/2035 (P)		6,457	6,840
2.190%, 09/01/2037 (P)		21,084	22,600
2.193%, 05/01/2038 (P)		146,055	156,553
2.205%, 08/01/2036 (P)		85,833	91,394
2.222%, 11/01/2035 (P)		61,185	64,903
2.334%, 05/01/2038 (P)		89,912	96,228
2.337%, 04/01/2038 (P)		42,353	45,397
2.343%, 05/01/2038 (P)		32,324	34,647
2.358%, 08/01/2038 (P)		20,074	21,516
2.498%, 01/01/2037 (P)		46,376	49,709
2.500%, 10/01/2027 to 02/01/2043		23,668,196	23,378,579
2.517%, 12/01/2035 (P)		14,314	15,328
2.520%, 12/01/2035 (P)		2,982	3,196
2.665%, 12/01/2036 (P)		81,032	86,856
3.000%, 10/01/2026 to 10/01/2043		93,845,070	94,421,414
3.500%, 10/01/2042 to 03/01/2043		15,275,742	15,640,258
4.000%, 11/01/2025 to 01/01/2042		35,985,223	38,060,894
4.375%, 10/15/2015		825,000	860,769
4.500%, 05/01/2019 to 09/01/2042		41,979,585	45,332,172
4.625%, 10/15/2014		660,000	661,168
5.000%, 05/01/2018 to 07/01/2041		28,331,428	31,365,402
5.500%, 11/01/2015 to 09/01/2041		18,966,061	21,287,810
5.543%, 01/01/2019 (P)		240	256
6.000%, 09/01/2017 to 10/01/2038		15,156,003	17,099,506
6.055%, 09/01/2036 (P)		5,106	5,490
6.500%, 11/01/2015 to 06/01/2039		4,152,166	4,694,132
7.000%, 12/01/2029 to 04/01/2037		16,047	18,319
Government National
Mortgage Association
2.500%, 05/20/2028 to 03/20/2043		8,596,996	8,357,382
3.500%, 09/15/2041 to 09/20/2044		42,232,191	43,739,705
4.000%, 09/20/2040 to 05/20/2041		14,221,284	15,152,822
4.500%, 01/15/2019 to 09/20/2040		11,946,126	13,017,814
5.000%, 01/15/2019 to 03/20/2041		8,437,475	9,383,575
5.500%, 02/15/2029 to 12/20/2039		5,408,288	6,062,520
6.000%, 02/15/2016 to 07/20/2039		3,734,216	4,202,714
6.500%, 08/15/2016 to 09/15/2038		2,227,656	2,545,411
7.000%, 04/15/2017 to 10/20/2036		876,205	1,023,188
9.250%, 02/15/2017 to 12/15/2019		1,852	2,117
9.750%, 07/15/2017 to 02/15/2021		2,095	2,464
10.250%, 11/15/2020		1,252	1,491
			464,838,210
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $800,831,561)			$806,674,170

FOREIGN GOVERNMENT
OBLIGATIONS - 2.4%
Bermuda - 0.3%
Government of Bermuda
4.138%, 01/03/2023 (S)		2,075,000	2,043,875
5.603%, 07/20/2020 (S)		2,190,000	2,398,050
			4,441,925
Brazil - 0.5%
Federative Republic of Brazil
4.875%, 01/22/2021		$1,000,000	$1,063,000
6.000%, 08/15/2020 to 08/15/2050	BRL	7,871,000	8,044,078
			9,107,078
Iceland - 0.1%
Republic of Iceland
5.875%, 05/11/2022		$1,480,000	1,667,483
Malaysia - 0.2%
Government of Malaysia
3.492%, 03/31/2020	MYR	2,769,000	833,061
3.889%, 07/31/2020		2,549,000	780,585
4.378%, 11/29/2019		8,185,000	2,572,066
			4,185,712
Mexico - 0.4%
Government of Mexico
4.000%, 06/13/2019	MXN	20,093,088	1,654,773
6.500%, 06/10/2021		32,880,000	2,552,700
7.750%, 11/13/2042		17,460,000	1,424,154
8.500%, 11/18/2038		16,590,000	1,459,175
			7,090,802
Morocco - 0.2%
Kingdom of Morocco
4.250%, 12/11/2022 (S)		$2,580,000	2,561,166
South Africa - 0.7%
Republic of South Africa
5.875%, 09/16/2025		2,565,000	2,821,500
6.750%, 03/31/2021	ZAR	56,850,000	4,747,481
8.250%, 09/15/2017		22,885,000	2,083,975
10.500%, 12/21/2026		16,505,000	1,702,380
			11,355,336
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $41,838,834)			$40,409,502

CORPORATE BONDS - 26.8%
Consumer discretionary - 3.3%
21st Century Fox America, Inc.
4.750%, 09/15/2044 (S)		$3,790,000	3,805,364
British Sky Broadcasting Group PLC
3.750%, 09/16/2024 (S)		2,120,000	2,115,749
CCO Holdings LLC
6.625%, 01/31/2022		2,635,000	2,766,750
Comcast Corp.
3.125%, 07/15/2022		2,210,000	2,222,232
COX Communications, Inc.
3.250%, 12/15/2022 (S)		2,195,000	2,132,550
Delphi Corp.
4.150%, 03/15/2024		1,770,000	1,806,138
DISH DBS Corp.
5.125%, 05/01/2020		2,335,000	2,340,838
Ford Motor Credit Company LLC
5.750%, 02/01/2021		3,960,000	4,499,087
Hyatt Hotels Corp.
3.875%, 08/15/2016		2,260,000	2,368,177
NBCUniversal Media LLC
5.150%, 04/30/2020		5,325,000	6,047,336
Newell Rubbermaid, Inc.
2.050%, 12/01/2017		1,250,000	1,253,950
O’Reilly Automotive, Inc.
4.875%, 01/14/2021		3,970,000	4,331,099

The accompanying notes are an integral part of the financial statements.	170

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
QVC, Inc.
3.125%, 04/01/2019	$3,475,000	$3,487,778
4.375%, 03/15/2023	445,000	444,083
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	4,271,000	4,452,518
The Interpublic Group of Companies, Inc.
3.750%, 02/15/2023	1,615,000	1,601,868
4.000%, 03/15/2022	2,365,000	2,402,440
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	800,000	810,000
Virgin Media Secured Finance PLC
5.250%, 01/15/2021	1,670,000	1,678,350
WPP Finance 2010
4.750%, 11/21/2021	3,650,000	3,973,120
		54,539,427
Consumer staples - 0.4%
Altria Group, Inc.
4.750%, 05/05/2021	4,490,000	4,892,250
9.250%, 08/06/2019	1,805,000	2,350,235
		7,242,485
Energy - 4.3%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	1,730,000	1,957,924
Continental Resources, Inc.
5.000%, 09/15/2022	4,150,000	4,378,250
DCP Midstream Operating LP
2.700%, 04/01/2019	280,000	280,745
3.875%, 03/15/2023	1,890,000	1,892,786
Ecopetrol SA
4.125%, 01/16/2025	2,040,000	1,973,700
5.875%, 05/28/2045	600,000	607,920
Energy Transfer Partners LP
5.200%, 02/01/2022	3,120,000	3,345,966
Enterprise Products Operating LLC
5.950%, 02/01/2041	2,755,000	3,279,277
MarkWest Energy Partners LP
4.500%, 07/15/2023	1,925,000	1,867,250
Murphy Oil Corp.
4.000%, 06/01/2022	4,340,000	4,380,440
Noble Energy, Inc.
6.000%, 03/01/2041	2,665,000	3,072,972
Origin Energy Finance, Ltd.
3.500%, 10/09/2018 (S)	3,325,000	3,408,870
Pertamina Persero PT
6.450%, 05/30/2044 (S)	1,055,000	1,065,550
Petrobras Global Finance BV
4.375%, 05/20/2023	2,080,000	1,949,022
Petrobras International Finance Company
5.750%, 01/20/2020	1,805,000	1,888,981
5.875%, 03/01/2018	2,680,000	2,893,060
7.875%, 03/15/2019	866,000	992,817
Petroleos Mexicanos
4.875%, 01/24/2022	4,240,000	4,505,000
5.500%, 06/27/2044	3,855,000	3,934,452
6.500%, 06/02/2041	1,775,000	2,053,143
Rowan Companies, Inc.
4.875%, 06/01/2022	1,190,000	1,236,530
5.000%, 09/01/2017	1,425,000	1,539,775
7.875%, 08/01/2019	90,000	108,836
Statoil ASA
1.950%, 11/08/2018	3,045,000	3,056,711
Western Gas Partners LP
4.000%, 07/01/2022	4,565,000	4,670,945
Williams Companies, Inc.
3.700%, 01/15/2023	3,205,000	3,028,283
Williams Partners LP
3.350%, 08/15/2022	2,835,000	2,772,622
4.125%, 11/15/2020	2,275,000	2,382,419
6.300%, 04/15/2040	2,365,000	2,754,790
		71,279,036
Financials - 9.6%
ABN AMRO Bank NV
6.250%, 04/27/2022	3,026,000	3,387,940
Aflac, Inc.
3.625%, 06/15/2023	4,320,000	4,352,232
Ameriprise Financial, Inc.
7.300%, 06/28/2019	2,530,000	3,072,508
Bank of America Corp.
3.300%, 01/11/2023	4,360,000	4,253,498
4.200%, 08/26/2024	1,640,000	1,623,684
6.110%, 01/29/2037	4,940,000	5,654,541
Barclays Bank PLC
5.140%, 10/14/2020	5,995,000	6,468,491
BBVA Bancomer SA
4.375%, 04/10/2024 (S)	2,975,000	3,004,750
Branch Banking & Trust Company
3.800%, 10/30/2026	1,845,000	1,835,350
CNA Financial Corp.
3.950%, 05/15/2024	1,100,000	1,113,407
5.875%, 08/15/2020	2,665,000	3,039,936
Credit Agricole SA
2.500%, 04/15/2019 (S)	3,940,000	3,932,774
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	3,988,000	4,613,801
General Electric Capital Corp.
5.300%, 02/11/2021	3,650,000	4,114,525
IFC Development Corporate
Treasury, Ltd.
2.375%, 05/21/2019	4,465,000	4,367,529
JPMorgan Chase & Company
3.375%, 05/01/2023	1,135,000	1,087,549
3.875%, 09/10/2024	3,415,000	3,342,042
Kilroy Realty LP
6.625%, 06/01/2020	2,330,000	2,740,688
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (S)	3,530,000	3,510,882
Lloyds Bank PLC
6.500%, 09/14/2020 (S)	4,476,000	5,205,391
Marsh & McLennan Companies, Inc.
3.500%, 03/10/2025	3,135,000	3,083,959
Morgan Stanley
2.125%, 04/25/2018	12,690,000	12,690,799
3.750%, 02/25/2023	7,000,000	6,992,713
5.500%, 07/28/2021	2,500,000	2,816,348
Morgan Stanley Company
5.000%, 11/24/2025	5,745,000	6,010,034
Neuberger Berman Group LLC
5.875%, 03/15/2022 (S)	1,695,000	1,800,938
Prologis LP
4.500%, 08/15/2017	2,665,000	2,854,780
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,716,372
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	3,360,000	3,581,246

The accompanying notes are an integral part of the financial statements.	171

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Reinsurance Group of America, Inc. (continued)
5.000%, 06/01/2021	$1,720,000	$1,887,655
5.625%, 03/15/2017	2,275,000	2,480,442
6.450%, 11/15/2019	705,000	825,189
Sun Hung Kai Properties Capital
Market, Ltd.
3.625%, 01/16/2023	4,300,000	4,236,480
The Bank Of Tokyo-Mitsubishi UFJ, Ltd.
2.350%, 09/08/2019 (S)	2,170,000	2,152,282
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018	5,415,000	5,466,870
2.900%, 07/19/2018	3,785,000	3,877,680
3.625%, 01/22/2023	13,495,000	13,371,102
5.750%, 01/24/2022	1,900,000	2,162,415
The Royal Bank of Scotland PLC
6.125%, 01/11/2021	2,950,000	3,445,037
Unum Group
4.000%, 03/15/2024	4,140,000	4,200,494
5.625%, 09/15/2020	1,040,000	1,183,733
		158,558,086
Health care - 1.3%
Agilent Technologies, Inc.
3.200%, 10/01/2022	375,000	364,553
3.875%, 07/15/2023	430,000	430,641
Community Health Systems, Inc.
8.000%, 11/15/2019	2,250,000	2,402,325
Humana, Inc.
3.850%, 10/01/2024	2,485,000	2,484,083
4.950%, 10/01/2044	1,750,000	1,754,211
Kaiser Foundation Hospitals
3.500%, 04/01/2022	2,455,000	2,475,303
Life Technologies Corp.
3.500%, 01/15/2016	3,455,000	3,566,251
Novant Health, Inc.
5.850%, 11/01/2019	1,445,000	1,658,828
Thermo Fisher Scientific, Inc.
2.400%, 02/01/2019	950,000	951,662
4.150%, 02/01/2024	2,165,000	2,242,180
WellPoint, Inc.
3.500%, 08/15/2024	2,825,000	2,755,895
		21,085,932
Industrials - 2.6%
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/2025	3,505,534	3,544,971
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023	3,870,270	4,150,864
American Airlines 2014-1 Class B Pass
Through Trust
4.375%, 10/01/2022	305,000	308,813
Burlington Northern Santa Fe LLC
5.400%, 06/01/2041	1,525,000	1,715,239
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,246,422	1,371,064
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	871,267	934,434
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,093,398	1,128,934
CRCC Yupeng, Ltd.
3.950%, 02/28/2049 (P)(Q)	465,000	469,743
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019	735,978	791,176
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	461,937	504,666
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	3,300,000	3,720,806
Heathrow Funding, Ltd.
4.875%, 07/15/2021 (S)	5,585,000	6,148,286
Odebrecht Finance, Ltd.
5.250%, 06/27/2029 (S)	2,885,000	2,791,238
Southwest Airlines Company
5.125%, 03/01/2017	3,710,000	4,004,548
Union Pacific Corp.
4.750%, 09/15/2041	3,475,000	3,752,712
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	2,791,254	2,909,883
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	2,935,000	2,957,013
Verisk Analytics, Inc.
5.800%, 05/01/2021	1,435,000	1,616,235
		42,820,625
Information technology - 0.8%
Avnet, Inc.
4.875%, 12/01/2022	4,125,000	4,358,112
Baidu, Inc.
2.750%, 06/09/2019	790,000	784,780
First Data Corp.
12.625%, 01/15/2021	2,085,000	2,496,788
Fiserv, Inc.
3.500%, 10/01/2022	2,190,000	2,198,309
Tencent Holdings, Ltd.
3.375%, 05/02/2019 (S)	3,585,000	3,624,507
		13,462,496
Materials - 0.6%
Alcoa, Inc.
5.125%, 10/01/2024	1,315,000	1,317,078
ArcelorMittal
6.125%, 06/01/2018	3,125,000	3,312,500
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)	2,095,000	2,408,270
LYB International Finance BV
4.000%, 07/15/2023	2,420,000	2,504,383
Martin Marietta Materials, Inc.
4.250%, 07/02/2024 (S)	980,000	994,214
		10,536,445
Telecommunication services - 3.0%
CC Holdings GS V LLC
2.381%, 12/15/2017	4,208,000	4,257,255
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)	2,905,000	2,864,917
4.347%, 06/15/2016 (S)	1,335,000	1,363,586
Qwest Corp.
7.500%, 10/01/2014	175,000	175,000
SBA Tower Trust
3.598%, 04/15/2018 (S)	3,575,000	3,574,478

The accompanying notes are an integral part of the financial statements.	172

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	$2,855,000	$3,301,094
T-Mobile USA, Inc.
6.731%, 04/28/2022	3,910,000	3,997,975
Verizon Communications, Inc.
4.500%, 09/15/2020	5,050,000	5,464,777
6.400%, 09/15/2033	19,665,000	23,928,195
		48,927,277
Utilities - 0.9%
Exelon Generation Company LLC
6.250%, 10/01/2039	945,000	1,099,910
FirstEnergy Corp.
4.250%, 03/15/2023	2,930,000	2,910,598
PacifiCorp
6.250%, 10/15/2037	3,000,000	3,894,624
Pennsylvania Electric Company
6.150%, 10/01/2038	1,375,000	1,617,235
PPL Capital Funding, Inc.
3.400%, 06/01/2023	3,060,000	3,016,013
3.500%, 12/01/2022	2,555,000	2,572,236
Suburban Propane Partners LP
7.375%, 08/01/2021	55,000	58,300
		15,168,916
TOTAL CORPORATE BONDS (Cost $424,166,044)		$443,620,725

MUNICIPAL BONDS - 1.5%
Chicago Metropolitan Water Reclamation
District (Illinois) 5.720%, 12/01/2038	1,360,000	1,594,654
City of Chicago (Illinois)
6.395%, 01/01/2040	1,925,000	2,424,287
Denver City & County School District
No. 1 (Colorado) 4.242%, 12/15/2037	1,575,000	1,538,523
District of Columbia 5.591%, 12/01/2034	375,000	447,641
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
1.298%, 07/01/2016	1,825,000	1,840,786
2.995%, 07/01/2020	1,760,000	1,780,416
JobsOhio Beverage System
4.532%, 01/01/2035	1,400,000	1,441,440
Los Angeles Department of Airports
(California) 7.053%, 05/15/2040	1,230,000	1,628,213
Maryland State Transportation Authority
5.888%, 07/01/2043	1,070,000	1,326,543
New York City Municipal Water Finance
Authority 5.952%, 06/15/2042	840,000	1,071,571
Philadelphia Authority for Industrial
Development (Pennsylvania)
3.964%, 04/15/2026	3,565,000	3,498,798
Port Authority of New York & New Jersey
4.458%, 10/01/2062	3,050,000	3,042,070
South Carolina State Public Service
Authority 4.322%, 12/01/2027	1,705,000	1,813,387
State of Oregon 5.892%, 06/01/2027	60,000	73,033
Virginia Commonwealth Transportation
Board 5.350%, 05/15/2035	515,000	595,180
TOTAL MUNICIPAL BONDS (Cost $22,452,498)		$24,116,542

TERM LOANS (M) - 1.0%
Consumer discretionary - 0.2%
Univision Communications, Inc.
4.000%, 03/01/2020	3,085,340	3,022,992
Consumer staples - 0.1%
HJ Heinz Company
3.500%, 06/05/2020	1,555,313	1,534,705
Financials - 0.2%
Asurion LLC
5.000%, 05/24/2019	4,217,255	4,192,656
Information technology - 0.3%
First Data Corp.
4.155%, 03/24/2021	4,351,102	4,284,478
Telecommunication services - 0.2%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	4,123,377	4,054,652
TOTAL TERM LOANS (Cost $17,294,885)		$17,089,483

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.3%
Commercial and residential - 8.7%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.395%, 11/25/2035 (P)	134,397	133,056
Alternative Loan Trust, Series 2004-33,
Class 4A1 2.507%, 12/25/2034 (P)	1,808,270	1,741,787
Banc of America
Commercial Mortgage Trust, Inc.
Series 2006-5, Class AM,
5.448%, 09/10/2047	4,975,000	5,331,772
Series 2007-4, Class AM,
6.015%, 02/10/2051 (P)	2,425,000	2,670,519
Series 2006-3, Class AM,
6.046%, 07/10/2044 (P)	2,210,000	2,316,900
Banc of America Funding Corp.,
Series 2005-A, Class 5A1
0.454%, 02/20/2035 (P)	223,417	216,932
Banc of America Mortgage Securities
Series 2005-B, Class 2A1,
2.624%, 03/25/2035 (P)	1,298,748	1,187,687
Series 2004-D, Class 2A2,
2.635%, 05/25/2034 (P)	18,290	18,423
Series 2004-H, Class 2A2,
2.650%, 09/25/2034 (P)	50,528	50,689
Series 2004-I, Class 3A2,
2.654%, 10/25/2034 (P)	11,070	11,071
Series 2004-A, Class 2A2,
2.679%, 02/25/2034 (P)	37,764	37,778
Series 2005-J, Class 3A1,
2.811%, 11/25/2035 (P)	958,163	906,402
Bear Stearns Commercial Mortgage
Securities, Series 2006-PW12, Class A4
5.890%, 09/11/2038 (P)	381,908	406,235
Commercial Mortgage Pass
Through Certificates
Series 2014-TWC, Class A,
1.006%, 02/13/2032 (P)(S)	2,135,000	2,128,303
Series 2013-CR13, Class C,
4.914%, 12/10/2023 (P)	1,995,000	2,064,516
Series 2014-CR15, Class C,
4.920%, 02/10/2047 (P)	1,995,000	2,075,127
Commercial Mortgage Trust
Series 2007-GG9, Class AM,
5.475%, 03/10/2039	2,700,000	2,855,536
Series 2007-GG9, Class AMFX,
5.475%, 03/10/2039	5,095,000	5,431,560

The accompanying notes are an integral part of the financial statements.	173

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Commercial Mortgage Trust,
Series 2007-C3, Class AM
5.893%, 06/15/2039 (P)	$835,000	$880,647
Credit Suisse Mortgage
Capital Certificates
Series 2010-1R, Class 42A1,
5.000%, 10/27/2036 (S)	178,569	184,547
Series 2008-C1, Class A3,
6.173%, 02/15/2041 (P)	1,795,000	1,985,593
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust, Series 2005-2, Class 1A1
0.555%, 04/25/2035 (P)	1,327,376	1,182,894
DSLA Mortgage Loan Trust
Series 2004-AR4, Class 2A1A,
0.513%, 01/19/2045 (P)	1,394,301	1,236,546
Series 2004-AR1, Class A1A,
0.993%, 09/19/2044 (P)	1,528,161	1,472,570
Fosse Master Issuer PLC
Series 2012-1A, Class 3A1,
1.731%, 10/18/2054 (P)(S)	2,795,000	2,877,089
Series 2011-1A, Class A5,
1.734%, 10/18/2054 (P)(S)	575,000	583,474
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
5.084%, 06/19/2035 (P)	362,183	364,374
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A1
0.395%, 06/25/2045 (P)	1,705,358	1,368,073
GS Mortgage Securities Corp. II
Series 2014-GC20, Class B,
4.529%, 04/10/2047 (P)	1,885,000	1,955,908
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	5,100,000	5,314,455
HarborView Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.373%, 05/19/2035 (P)	592,607	506,608
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
1.883%, 10/15/2054 (P)(S)	548,273	551,752
Series 2012-3A, Class B1,
2.433%, 10/15/2054 (P)(S)	2,950,000	3,060,153
HomeBanc Mortgage Trust
Series 2005-4, Class A1,
0.425%, 10/25/2035 (P)	1,692,349	1,520,947
Series 2005-4, Class A2,
0.485%, 10/25/2035 (P)	1,539,240	1,389,099
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR18, Class 2A1B
0.935%, 10/25/2036 (P)	2,818,223	2,204,558
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3
0.345%, 06/25/2037 (P)	642,927	605,150
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	21,494	21,533
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	611,728	655,390
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	8,464,788	8,963,779
Series 2007-CB19, Class A4,
5.891%, 02/12/2049 (P)	4,823,000	5,242,731
Series 2007-CB19, Class AM,
5.891%, 02/12/2049 (P)	8,480,000	9,098,964
Series 2007-LD11, Class AM,
5.980%, 06/15/2049 (P)	925,000	970,861
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.455%, 10/25/2035 (P)	2,358,540	1,805,630
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4,
5.156%, 02/15/2031	5,667,500	5,873,083
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,185,000	2,346,410
Series 2007-C6, Class AM,
6.114%, 07/15/2040 (P)	1,070,000	1,170,393
Series 2008-C1, Class AM,
6.320%, 04/15/2041 (P)	825,000	913,973
Series 2008-C1, Class A2,
6.320%, 04/15/2041 (P)	1,415,000	1,583,331
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9, Class 2A1C
2.500%, 12/25/2035 (P)	1,495,000	1,450,078
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%, 08/12/2043 (P)	2,950,000	3,164,450
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C15, Class B
4.565%, 04/15/2047 (P)	1,595,000	1,655,932
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	10,875,000	11,762,683
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	1,885,000	2,047,504
Series 2007-IQ14, Class AM,
5.868%, 04/15/2049 (P)	1,095,000	1,147,434
Series 2007-IQ14, Class AMFX,
5.868%, 04/15/2049 (P)	3,895,000	4,109,392
Series 2007-IQ15, Class A4,
6.105%, 06/11/2049 (P)	1,070,286	1,175,557
Sequoia Mortgage Trust
Series 2013-6, Class A1,
2.500%, 05/25/2043 (P)	4,086,214	3,812,151
Series 2010-H1, Class A1,
2.689%, 02/25/2040 (P)	55,837	54,765
Series 2013-7, Class A2,
3.000%, 06/25/2043 (P)	1,929,316	1,862,091
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.555%, 04/25/2037 (P)	1,308,351	1,199,417
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.624%, 03/15/2025 (P)	3,120	3,402
Wachovia Bank
Commercial Mortgage Trust
Series 2006-C28, Class A4,
5.572%, 10/15/2048	8,152,416	8,714,615
Series 2007-C34, Class A3,
5.678%, 05/15/2046	1,235,000	1,343,443
WaMu Mortgage Pass
Through Certificates
Series 2005-AR13, Class A1A1,
0.445%, 10/25/2045 (P)	327,884	313,337

The accompanying notes are an integral part of the financial statements.	174

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
WaMu Mortgage Pass Through
Certificates (continued)
Series 2005-AR12, Class 2A1,
2.382%, 09/25/2035 (P)	$466,549	$474,881
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-2, Class 2A1,
0.855%, 03/25/2036 (P)	1,189,306	966,288
Series 2003-O, Class 5A1,
2.514%, 01/25/2034 (P)	48,673	48,583
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class B
4.723%, 03/15/2047 (P)	960,000	1,013,065
		143,793,876
U.S. government agency - 0.6%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
0.338%, 08/01/2028	1,784	1,645
Series K502, Class A2,
1.426%, 08/25/2017	1,645,000	1,651,776
Series K025, Class A1,
1.875%, 04/25/2022	2,707,022	2,672,442
Series 2014-HQ2, Class M2,
2.354%, 09/25/2024 (P)	1,385,000	1,371,549
Series 2014-DN3, Class M2,
2.557%, 08/25/2024 (P)	1,715,000	1,716,379
Federal National Mortgage Association,
Series 319, Class 2 IO
6.500%, 02/25/2032	5,255	989
Government National
Mortgage Association
Series 1998-6, Class EA PO,
0.226%, 03/16/2028	11,338	10,757
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	2,666,664	616,824
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	4,599,876	553,854
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	2,208,273	254,125
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	1,224,139	191,687
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	6,910,378	1,111,977
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	10,628	10,757
		10,164,761
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $147,037,584)		$153,958,637

ASSET BACKED SECURITIES - 7.7%
Ally Auto Receivables Trust
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	1,110,000	1,136,414
Series 2012-A, Class D,
3.150%, 10/15/2018 (S)	1,650,000	1,697,994
American Express Credit Account
Master Trust, Series 2012-5, Class C
1.070%, 05/15/2018 (S)	1,145,000	1,149,398
Americredit Automobile
Receivables Trust, Series 2012-4,
Class C 1.930%, 08/08/2018	1,430,000	1,440,829
AmeriCredit
Automobile Receivables Trust
Series 2012-1, Class C,
2.670%, 01/08/2018	300,000	304,581
Series 2011-1, Class C,
2.850%, 08/08/2016	1,710,708	1,719,580
Avis Budget Rental Car
Funding AESOP LLC
Series 2014-1A, Class A,
2.460%, 07/20/2020 (S)	6,905,000	6,903,004
Series 2013-2A, Class A,
2.970%, 02/20/2020 (S)	3,630,000	3,699,162
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	10,941	10,965
Cabela’s Master Credit Card Trust
Series 2012-1A, Class A1,
1.630%, 02/18/2020 (S)	2,000,000	2,014,630
Series 2011-2A, Class A1,
2.390%, 06/17/2019 (S)	5,515,000	5,637,587
Capital Auto Receivables Asset Trust
Series 2013-1, Class B,
1.290%, 04/20/2018	345,000	344,826
Series 2013-1, Class C,
1.740%, 10/22/2018	360,000	360,126
Series 2014-2, Class B,
2.030%, 12/20/2018	930,000	926,573
Series 2014-2, Class C,
2.410%, 05/20/2019	835,000	831,372
Series 2014-1, Class C,
2.840%, 04/22/2019	655,000	661,508
CarMax Auto Owner Trust, Series 2014-1,
Class D 2.430%, 08/17/2020	3,375,000	3,347,511
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.895%, 10/25/2032 (P)	4,639	4,373
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	8,812	8,632
Chase Issuance Trust, Series 2013-A8,
Class A8 1.010%, 10/15/2018	3,475,000	3,470,597
CIT Equipment Collateral,
Series 2012-VT1, Class A3
1.100%, 08/22/2016 (S)	13,320	13,326
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	6,197,350	6,255,580
CNH Equipment Trust, Series 2012-D,
Class B 1.270%, 05/15/2020	2,936,000	2,930,979
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A
0.753%, 08/15/2019 (P)(S)	3,640,000	3,648,947
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.760%, 01/25/2034 (P)	1,777,711	1,655,700
Diamond Resorts Owner Trust,
Series 2013-2, Class A
2.270%, 05/20/2026 (S)	2,815,907	2,837,068
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	4,270,825	4,511,251
Enterprise Fleet Financing LLC,
Series 2013-2, Class A2
1.060%, 03/20/2019 (S)	2,887,191	2,896,621

The accompanying notes are an integral part of the financial statements.	175

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust,
Series 2013-B, Class D
1.820%, 11/15/2019	$1,745,000	$1,763,691
Ford Credit Floorplan Master
Owner Trust, Series 2010-3, Class C
4.990%, 02/15/2017 (S)	4,490,000	4,567,699
GE Capital Credit Card Master Note Trust
Series 2012-2, Class A,
2.220%, 01/15/2022	5,465,000	5,431,166
Series 2009-4, Class C,
7.820%, 11/15/2017 (S)	870,000	877,767
GreatAmerica Leasing Receivables,
Series 2014-1, Class A4
1.470%, 08/15/2020 (S)	1,640,000	1,630,052
GSAA Home Equity Trust
Series 2007-7, Class 2A1,
0.200%, 07/25/2037 (P)	1,623,627	1,431,394
Series 2005-11, Class 2A1,
0.435%, 10/25/2035 (P)	587,426	549,096
Series 2005-MTR1, Class A4,
0.525%, 10/25/2035 (P)	4,579,991	4,374,602
GSAA Trust, Series 2005-8, Class A3
0.585%, 06/25/2035 (P)	2,648,253	2,502,726
HOA Funding LLC, Series 2014-1A,
Class A2 4.846%, 08/20/2044 (S)	2,050,000	2,040,718
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3
0.325%, 05/25/2037 (P)	1,492,892	1,392,435
Huntington Auto Trust
Series 2011-1A, Class B,
1.840%, 01/17/2017 (S)	455,000	459,656
Series 2011-1A, Class C,
2.530%, 03/15/2017 (S)	2,160,000	2,191,303
Hyundai Auto Lease Securitization Trust,
Series 2012-A, Class A4
1.050%, 04/17/2017 (S)	1,400,000	1,400,575
Invitation Homes Trust,
Series 2013-SFR1, Class A
1.400%, 12/17/2030 (P)(S)	1,224,012	1,225,135
Kubota Credit Owner Trust,
Series 2014-1A, Class A4
1.670%, 07/15/2020 (S)	5,075,000	5,035,445
Mercedes-Benz Auto Lease Trust,
Series 2013-B, Class A4
0.760%, 07/15/2019	2,280,000	2,283,217
Motor PLC, Series 2012-A, Class A1C
1.286%, 02/25/2020 (S)	401,310	401,501
MVW Owner Trust
2.150%, 04/22/2030 (S)	900,951	905,078
Series 2014-1A, Class A,
2.250%, 09/20/2031 (S)	555,000	554,843
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A 2.280%, 11/15/2019 (S)	6,905,000	7,027,253
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF1
5.742%, 04/25/2037 (P)	3,265,810	1,899,575
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
4.100%, 04/25/2033 (P)	7,240	7,028
Sierra Timeshare
Receivables Funding LLC
Series 2013-1A, Class A,
1.590%, 11/20/2029 (S)	1,333,578	1,334,612
Series 2014-1A, Class A,
2.070%, 03/20/2030 (S)	3,363,627	3,371,458
Series 2013-3A, Class A,
2.200%, 10/20/2030 (S)	1,884,285	1,880,784
SMART Trust
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	1,460,000	1,453,402
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	1,885,000	1,880,715
Series 2014-1US, Class A4A,
1.680%, 12/14/2019	2,910,000	2,891,152
Series 2011-2USA, Class A4A,
2.310%, 04/14/2017 (S)	1,246,208	1,256,052
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036 (P)	392,356	404,764
Utility Debt Securitization Authority (New
York) 2.042%, 06/15/2021	2,010,000	1,996,714
Wheels SPV LLC, Series 2012-1,
Class A3 1.530%, 03/20/2021 (S)	1,370,000	1,380,942
TOTAL ASSET BACKED SECURITIES (Cost $127,873,780)		$128,221,684

SHORT-TERM INVESTMENTS - 4.2%
Money market funds - 4.2%
T. Rowe Price Reserve Investment
Fund, 0.0487% (Y)	69,223,355	69,223,355
Repurchase agreement - 0.0%
Repurchase Agreement with State
Street Corp. dated 09/30/2014 at
0.000% to be repurchased at $824,000
on 10/01/2014, collateralized by
$845,000 U.S. Treasury Notes, 1.500%
due 01/31/2019 (valued at $840,775,
including interest)	824,000	824,000
TOTAL SHORT-TERM INVESTMENTS (Cost $70,047,355)		$70,047,355
Total Investments (New Income Trust)
(Cost $1,651,542,541) - 101.6%		$1,684,138,098
Other assets and liabilities, net - (1.6%)		(26,499,810)
TOTAL NET ASSETS - 100.0%		$1,657,638,288

Real Estate Securities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.2%
Financials - 99.2%
Real estate investment trusts - 99.2% Diversified REITs - 10.4%

Duke Realty Corp.	578,096	$9,931,690
Lexington Realty Trust	718,347	7,032,617
Liberty Property Trust	147,149	4,894,176
Spirit Realty Capital, Inc.	933,041	10,235,460
Vornado Realty Trust	97,014	9,697,519
		41,791,462
Hotel & Resort REITs - 1.2%
DiamondRock Hospitality Company	368,404	4,671,363

The accompanying notes are an integral part of the financial statements.	176

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial REITs - 2.6%
Prologis, Inc.	280,841	$10,587,706
Office REITs - 14.5%
Alexandria Real Estate Equities, Inc.	105,564	7,785,345
Boston Properties, Inc.	121,456	14,059,747
Brandywine Realty Trust	314,368	4,423,158
Digital Realty Trust, Inc.	96,074	5,993,096
Douglas Emmett, Inc.	374,051	9,601,889
Hudson Pacific Properties, Inc.	149,817	3,694,487
Mack-Cali Realty Corp.	62,475	1,193,897
Parkway Properties, Inc.	83,920	1,576,018
SL Green Realty Corp.	96,376	9,764,816
		58,092,453
Residential REITs - 17.1%
American Campus Communities, Inc.	33,647	1,226,433
American Residential Properties, Inc. (I)	110,676	2,029,798
Apartment Investment & Management
Company, Class A	200,126	6,368,009
AvalonBay Communities, Inc.	148,724	20,965,622
Camden Property Trust	69,746	4,779,693
Equity Residential	201,502	12,408,493
Essex Property Trust, Inc.	77,427	13,840,076
Home Properties, Inc.	11,939	695,327
Post Properties, Inc.	118,180	6,067,361
		68,380,812
Retail REITs - 27.7%
DDR Corp.	497,412	8,321,703
Federal Realty Investment Trust	90,890	10,766,829
General Growth Properties, Inc.	615,499	14,495,001
Glimcher Realty Trust	88,141	1,193,429
National Retail Properties, Inc.	347,860	12,025,520
Pennsylvania Real Estate Investment Trust	116,526	2,323,528
Realty Income Corp.	121,627	4,961,165
Regency Centers Corp.	172,013	9,259,460
Retail Properties of America, Inc., Class A	235,477	3,445,029
Simon Property Group, Inc.	268,645	44,170,611
		110,962,275
Specialized REITs - 25.7%
Chesapeake Lodging Trust	200,754	5,851,979
CubeSmart	373,453	6,714,685
Extra Space Storage, Inc.	150,440	7,758,191
HCP, Inc.	476,622	18,926,660
Health Care REIT, Inc.	147,148	9,177,621
Healthcare Realty Trust, Inc.	218,188	5,166,692
Host Hotels & Resorts, Inc.	294,515	6,282,005
Pebblebrook Hotel Trust	120,000	4,480,800
Public Storage	56,390	9,351,718
RLJ Lodging Trust	176,129	5,014,393
Senior Housing Properties Trust	186,483	3,901,224
Strategic Hotels & Resorts, Inc. (I)	414,651	4,830,684
Ventas, Inc.	247,330	15,322,094
		102,778,746
TOTAL COMMON STOCKS (Cost $384,275,160)		$397,264,817

SHORT-TERM INVESTMENTS - 1.0%
Repurchase agreement - 1.0%
Repurchase Agreement with State Street Corp.
dated 09/30/2014 at 0.000% to be
repurchased at $3,913,000 on 10/01/2014,
collateralized by $4,040,000 U.S Treasury
Notes, 1.250% due 11/30/2018 (valued at
$3,994,550, including interest)	$3,913,000	3,913,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,913,000)		$3,913,000
Total Investments (Real Estate Securities Trust)
(Cost $388,188,160) - 100.2%		$401,177,817
Other assets and liabilities, net - (0.2%)		(694,103)
TOTAL NET ASSETS - 100.0%		$400,483,714

Real Return Bond Trust

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 97.1%
U.S. government - 94.3%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 01/15/2023		$22,534,701	$22,069,216
0.375%, 07/15/2023		921,402	911,901
0.500%, 04/15/2015		2,197,220	2,198,765
0.625%, 07/15/2021		9,192,735	9,382,335
0.750%, 02/15/2042		316,320	289,730
1.250%, 07/15/2020		1,092,340	1,160,099
1.375%, 01/15/2020 to 02/15/2044		1,982,091	2,116,852
1.625%, 01/15/2015		1,995,008	1,996,255
1.750%, 01/15/2028		3,639,264	4,054,937
1.875%, 07/15/2015 (D)		244,978	250,414
2.000%, 01/15/2016 to 01/15/2026		6,000,385	6,261,226
2.125%, 01/15/2019		2,217,820	2,423,487
2.375%, 01/15/2025 to 01/15/2027		14,383,497	16,860,063
3.375%, 04/15/2032		7,110,851	9,890,191
3.875%, 04/15/2029		2,172,960	3,069,306
			82,934,777
U.S. government agency - 2.8%
Federal Home Loan Mortgage Corp.
2.500%, 10/02/2019		600,000	600,034
Federal National Mortgage Association
3.000%, 08/01/2043		1,869,570	1,846,255
			2,446,289
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $86,693,689)			$85,381,066

FOREIGN GOVERNMENT
OBLIGATIONS - 12.3%
Australia - 0.7%
New South Wales Treasury Corp.
2.500%, 11/20/2035	AUD	500,000	580,516
France - 0.6%
Government of France
0.250%, 07/25/2018	EUR	414,420	545,705

Germany - 3.0%
Federal Republic of Germany, Inflation
Linked Bond
0.750%, 04/15/2018		2,011,625	2,670,161

The accompanying notes are an integral part of the financial statements.	177

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Italy - 3.6%
Republic of Italy
1.700%, 09/15/2018	EUR	402,856	$541,545
2.100%, 09/15/2017 to 09/15/2021		331,650	454,667
2.250%, 04/22/2017		600,408	789,362
2.350%, 09/15/2024 (S)		640,749	899,870
2.550%, 09/15/2041		216,478	297,432
5.500%, 11/01/2022		100,000	158,937
			3,141,813
Mexico - 2.1%
Government of Mexico
2.970%, 01/30/2020 (P)	MXN	8,800,000	656,882
3.000%, 01/04/2018 (P)		2,900,000	217,768
4.000%, 11/08/2046		6,732,220	541,224
9.500%, 12/18/2014		5,800,000	437,455
			1,853,329
New Zealand - 0.3%
Dominion of New Zealand, Index Linked
Bond
2.000%, 09/20/2025	NZD	400,000	309,646
Spain - 2.0%
Autonomous Community of Catalonia
4.950%, 02/11/2020	EUR	100,000	140,973
Kingdom of Spain
5.400%, 01/31/2023 (S)		1,000,000	1,613,282
			1,754,255
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $11,415,840)			$10,855,425

CORPORATE BONDS - 8.8%
Energy - 1.8%
Petrobras Global Finance BV
2.595%, 03/17/2017 (P)		$700,000	707,812
Sabine Pass LNG LP
7.500%, 11/30/2016		800,000	848,080
			1,555,892
Financials - 5.0%
Achmea Bank NV
3.200%, 11/03/2014 (S)		244,000	244,600
Bankia SA
3.500%, 12/14/2015 to 01/17/2019	EUR	200,000	266,732
BPE Financiaciones SA
2.500%, 02/01/2017		100,000	128,610
2.875%, 05/19/2016		100,000	129,057
Citigroup, Inc.
0.760%, 05/01/2017 (P)		$100,000	100,204
Eksportfinans ASA
2.375%, 05/25/2016		100,000	100,120
Everest Reinsurance Holdings, Inc.
5.400%, 10/15/2014		1,000,000	1,001,721
Intesa Sanpaolo SpA
3.125%, 01/15/2016		100,000	102,294
Novo Banco SA
3.875%, 01/21/2015	EUR	100,000	119,990
Rabobank Nederland NV
4.000%, 09/10/2015	GBP	1,300,000	2,164,080
			4,357,408
Industrials - 1.0%
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	100,000	124,004
International Lease Finance Corp.
8.625%, 09/15/2015		$700,000	740,320
			864,324
Telecommunication services - 0.9%
BellSouth Corp.
4.182%, 04/26/2015 (S)		800,000	816,409
Utilities - 0.1%
Electricite de France SA
0.694%, 01/20/2017 (P)(S)		100,000	100,143
TOTAL CORPORATE BONDS (Cost $7,805,264)			$7,694,176

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.6%
Commercial and residential - 4.4%
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A
5.679%, 06/24/2050 (P)(S)		237,080	254,437
BCAP LLC Trust
Series 2011-RR5, Class 12A1,
5.050%, 03/26/2037 (P)(S)		83,459	82,213
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		219,800	228,615
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.498%, 05/25/2033 (P)		90,513	91,325
Series 2005-1, Class 2A1,
2.654%, 03/25/2035 (P)		39,586	38,661
Series 2005-1, Class 4A1,
4.855%, 03/25/2035 (P)		219,856	216,905
CHL Mortgage Pass Through Trust
Series 2003-HYB3, Class 7A1,
2.399%, 11/19/2033 (P)		29,571	29,206
Series 2004-J9, Class 2A5,
5.500%, 01/25/2035		368,676	390,880
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3
1.930%, 09/25/2035 (P)		43,132	43,282
Countrywide Alternative Loan Trust,
Series 2007-OA4, Class A1
0.325%, 05/25/2047 (P)		465,166	403,043
Credit Suisse Mortgage Capital
Certificates, Series 2009-RR1,
Class A3A 5.383%, 02/15/2040 (S)		75,089	78,852
Granite Mortgages PLC, Series 2004-3,
Class 3A2 0.946%, 09/20/2044 (P)	GBP	69,803	112,958
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
0.375%, 06/25/2045 (P)		$300,259	266,826
GSR Mortgage Loan Trust,
Series 2005-AR1, Class 1A1
2.865%, 01/25/2035 (P)		25,107	24,911
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.721%, 11/25/2035 (P)		72,353	65,034
JPMorgan Mortgage Trust
Series 2005-A6, Class 2A1,
2.558%, 08/25/2035 (P)		58,274	57,779
Series 2007-A1, Class 1A1,
2.547%, 07/25/2035 (P)		66,470	67,685

The accompanying notes are an integral part of the financial statements.	178

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.193%, 12/25/2033 (P)		$109,466	$110,792
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.606%, 10/07/2020 (P)		147,844	148,606
Series 2010-R3, Class 2A,
0.716%, 12/08/2020 (P)		210,277	211,794
RBSCF Trust, Series 2010-RR4,
Class CMLA
6.241%, 12/16/2049 (P)(S)		91,413	97,078
Sequoia Mortgage Trust, Series 2007-3,
Class 1A1 0.354%, 07/20/2036 (P)		73,354	68,778
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A2,
2.473%, 02/25/2034 (P)		174,739	177,034
Series 2004-18, Class 5A,
4.123%, 12/25/2034 (P)		93,536	91,063
Series 2004-19, Class 2A1,
1.518%, 01/25/2035 (P)		109,139	87,807
Structured Asset Mortgage
Investments, Inc., Series 2004-AR5,
Class 1A1 0.483%, 10/19/2034 (P)		141,487	134,602
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.315%, 11/25/2042 (P)		21,601	21,160
Series 2005-AR10, Class 3A1,
5.225%, 08/25/2035 (P)		9,122	8,760
Series 2005-AR15, Class A1A1,
0.415%, 11/25/2045 (P)		144,293	135,633
Series 2006-AR17, Class 1A1A,
0.925%, 12/25/2046 (P)		128,099	121,274
U.S. government agency - 1.2%
Federal Home Loan Mortgage Corp.
Series 278, Class F1,
0.604%, 09/15/2042 (P)		356,015	356,207
Series 3172, Class FK,
0.604%, 08/15/2033 (P)		144,181	144,900
Federal National Mortgage Association
Series 2003-W8, Class 3F2,
0.505%, 05/25/2042 (P)		59,504	59,687
Series 2004-63, Class FA,
0.305%, 08/25/2034 (P)		94,682	94,735
Series 2006-118, Class A2,
0.222%, 12/25/2036 (P)		68,378	67,094
Series 2013-M4, Class X1 IO,
4.085%, 02/25/2018		3,233,283	342,010
			1,064,633
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $9,432,993)			$4,931,626

ASSET BACKED SECURITIES - 3.1%
Aquilae CLO II PLC, Series 2006-1X,
Class A 0.546%, 01/17/2023 (P)	EUR	77,396	97,366
Equity One Asset Backed Securities, Inc.,
Series 2004-1, Class AV2
0.455%, 04/25/2034 (P)		$83,273	68,509
HSBC Home Equity Loan Trust,
Series 2006-2, Class A1
0.304%, 03/20/2036 (P)		64,960	64,438
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 2A1
0.205%, 10/25/2036 (P)		5,551	3,058
Magi Funding PLC, Series 2010-1A,
Class A 0.677%, 04/11/2021 (P)(S)	EUR	153,028	192,679
Nelnet Student Loan Trust, Series 2008-4,
Class A2 0.934%, 07/25/2018 (P)		$3,380	3,381
North Carolina State Education Assistance
Authority, Series 2011-2, Class A1
0.684%, 10/26/2020 (P)		57,646	57,718
OneMain Financial Issuance Trust,
Series 2014-2, Class A
2.470%, 09/18/2024 (S)		400,000	400,125
Park Place Securities, Inc.,
Series 2005-WCW1, Class A1B
0.415%, 09/25/2035 (P)		19,502	19,363
Penta CLO SA, Series 2007-1X, Class A1
0.614%, 06/04/2024 (P)	EUR	193,661	241,009
Structured Asset Securities Corp.,
Series 2005-WF1, Class M1
0.815%, 02/25/2035 (P)		$147,558	135,842
Symphony CLO III, Ltd., Series 2007-3A,
Class A1A 0.474%, 05/15/2019 (P)(S)		440,665	439,721
United States Small Business
Administration, Series 2008-P1-A,
Class 1 5.902%, 02/10/2018		273,261	294,315
Venture VII CDO, Ltd., Series 2006-7A,
Class A1A 0.464%, 01/20/2022 (P)(S)		550,377	541,700
Wood Street CLO BV, Series II-A,
Class A1 0.433%, 03/29/2021 (P)(S)	EUR	99,728	125,174
TOTAL ASSET BACKED SECURITIES (Cost $2,638,731)			$2,684,398

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		440	7,040
TOTAL COMMON STOCKS (Cost $2,266)			$7,040

PURCHASED OPTIONS - 0.0%
Put options - 0.0%
Exchange Traded Option on 5 Year
U.S. Treasury Note Futures (Expiration
Date: 11/21/2014; Strike
Price: $112.50) (I)		57,000	445
Over the Counter Option on 5 Year
Interest Rate Swap. Receive a fixed rate
of 1.000% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
11/10/2014; Strike Rate: 1.000%;
Counterparty: Goldman Sachs Capital
Markets LP) (I)		1,100,000	1
			446
TOTAL PURCHASED OPTIONS (Cost $15,834)			$446

CERTIFICATE OF DEPOSIT - 4.0%
Banco Bilbao Vizcaya Argentaria SA
0.975%, 10/23/2015		$1,500,000	$1,499,681
Banco do Brasil SA
1.210%, 06/29/2015		900,000	900,053
Banco Itau BBA International SA
1.000%, 06/04/2015		300,000	299,957

The accompanying notes are an integral part of the financial statements.	179

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CERTIFICATE OF DEPOSIT (continued)
Intesa Sanpaolo SpA
1.650%, 04/07/2015		$800,000	$802,821
TOTAL CERTIFICATE OF DEPOSIT (Cost $3,500,310)			$3,502,512

SHORT-TERM INVESTMENTS - 60.5%
U.S. government - 1.1%
U.S. Treasury Bills
0.041%, 03/12/2015 (D)*		300,000	299,963
0.137%, 03/05/2015 (D)*		710,000	709,896
			1,009,859
Foreign government - 10.1%
Government of Mexico
2.902%, 12/11/2014 *	MXN	31,000,000	2,294,769
2.955%, 01/08/2015 *		12,000,000	886,269
Republic of Greece
1.741%, 10/17/2014 *	EUR	2,600,000	3,282,207
1.998%, 02/06/2015 *		600,000	754,351
2.028%, 01/09/2015 *		1,300,000	1,636,260
			8,853,856
Repurchase agreement - 49.3%
Repurchase Agreement with Bank of
Nova Scotia dated 09/30/2014 at
0.000% to be repurchased at $8,700,000
on 10/01/2014, collateralized by
$8,812,000 U.S. Treasury Notes,
2.250% due 07/31/2021 (valued at
$8,890,302, including interest)		$8,700,000	8,700,000
Repurchase Agreement with Credit Suisse
dated 09/30/2014 at 0.000% to be
repurchased at $8,700,000 on
10/01/2014, collateralized by
$8,740,000 U.S. Treasury Notes,
1.750% due 07/31/2015 (valued at
$8,886,552, including interest)		8,700,000	8,700,000
Repurchase Agreement with Deutsche
Bank dated 09/30/2014 at 0.000% to be
repurchased at $8,700,000 on
10/01/2014, collateralized by
$7,892,000 U.S. Treasury Bonds,
3.750% due 11/15/2043 (valued at
$8,908,095, including interest).		8,700,000	8,700,000
Repurchase Agreement with JPMorgan
Chase & Company dated 09/30/2014 at
0.000% to be repurchased at $3,700,000
on 10/01/2014, collateralized by
$3,837,000 U.S. Treasury Notes,
0.750% due 12/31/2017 (valued at
$3,786,639, including interest)		3,700,000	3,700,000
Repurchase Agreement with State
Street Corp. dated 09/30/2014 at
0.000% to be repurchased at
$13,532,000 on 10/01/2014,
collateralized by $13,550,000
U.S. Treasury Notes, 1.500% - 3.625%
due 01/31/2019 to 08/15/2019 (valued
at $13,807,575, including interest)		13,532,000	13,532,000
			43,332,000
TOTAL SHORT-TERM INVESTMENTS (Cost $53,689,712)			$53,195,715
Total Investments (Real Return Bond Trust)
(Cost $175,194,639) - 191.4%			$168,252,404
Other assets and liabilities, net - (91.4%)			(80,340,998)
TOTAL NET ASSETS - 100.0%			$87,911,406

Science & Technology Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.1%
Consumer discretionary - 13.3%
Automobiles - 2.0%
Tesla Motors, Inc. (I)	37,850	$9,185,438
Household durables - 0.8%
Harman International Industries, Inc.	18,885	1,851,485
iRobot Corp. (I)(L)	68,200	2,076,690
		3,928,175
Internet and catalog retail - 9.3%
Amazon.com, Inc. (I)	56,860	18,333,938
Coupons.com, Inc. (I)(L)	38,522	460,723
Ctrip.com International, Ltd., ADR (I)	49,900	2,832,324
HomeAway, Inc. (I)	101,700	3,610,350
JD.com, Inc., ADR (I)(L)	15,565	401,888
Netflix, Inc. (I)	6,920	3,122,166
The Priceline Group, Inc. (I)	7,455	8,637,214
Vipshop Holdings, Ltd., ADR (I)(L)	30,960	5,851,750
		43,250,353
Media - 1.2%
Liberty Global PLC, Series C (I)	101,000	4,142,515
Twenty-First Century Fox, Inc., Class A	43,700	1,498,473
		5,640,988
		62,004,954
Financials - 0.2%
Real estate investment trusts - 0.2%
American Tower Corp.	11,465	1,073,468
Health care - 3.7%
Health care equipment and supplies - 1.4%
Intuitive Surgical, Inc. (I)	10,500	4,849,110
Stryker Corp.	20,000	1,615,000
		6,464,110
Health care technology - 1.1%
Veeva Systems, Inc., Class A (I)(L)	177,760	5,007,499

The accompanying notes are an integral part of the financial statements.	180

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services - 0.6%
Agilent Technologies, Inc.	51,000	$2,905,980
Pharmaceuticals - 0.6%
Hospira, Inc. (I)	54,600	2,840,838
		17,218,427
Industrials - 1.6%
Aerospace and defense - 0.6%
The Boeing Company	22,300	2,840,574
Construction and engineering - 0.5%
Quanta Services, Inc. (I)	65,900	2,391,511
Electrical equipment - 0.5%
Nidec Corp.	35,200	2,378,714
		7,610,799
Information technology - 73.6%
Communications equipment - 3.6%
Aruba Networks, Inc. (I)	83,000	1,791,140
Cisco Systems, Inc.	219,330	5,520,536
F5 Networks, Inc. (I)	29,510	3,504,017
JDS Uniphase Corp. (I)	109,800	1,405,440
Palo Alto Networks, Inc. (I)	23,110	2,267,091
QUALCOMM, Inc.	28,930	2,163,096
		16,651,320
Electronic equipment, instruments and components - 2.9%
Arrow Electronics, Inc. (I)	12,725	704,329
CDW Corp.	73,905	2,294,750
Control4 Corp. (I)(L)	27,800	359,454
Flextronics International, Ltd. (I)	106,420	1,098,254
IPG Photonics Corp. (I)(L)	40,500	2,785,590
Keyence Corp.	500	217,093
Murata Manufacturing Company, Ltd.	8,200	932,056
National Instruments Corp.	73,500	2,273,355
Omron Corp.	6,100	277,233
RealD, Inc. (I)(L)	189,900	1,779,363
Trimble Navigation, Ltd. (I)	26,600	811,300
		13,532,777
Internet software and services - 18.0%
Akamai Technologies, Inc. (I)	41,385	2,474,823
Alibaba Group Holding, Ltd., ADR (I)	38,800	3,447,380
Angie’s List, Inc. (I)(L)	144,716	921,841
Baidu, Inc., ADR (I)	44,420	9,693,777
Dealertrack Technologies, Inc. (I)	51,900	2,252,979
Dropbox, Inc. (I)(R)	7,441	122,107
Facebook, Inc., Class A (I)	165,045	13,045,157
Google, Inc., Class A (I)	19,105	11,241,573
Google, Inc., Class C (I)	19,390	11,195,010
GrubHub, Inc. (I)	9,802	334,458
GrubHub, Inc. (I)(L)	4,100	140,384
LinkedIn Corp., Class A (I)	30,600	6,358,374
MercadoLibre, Inc. (L)	8,700	945,255
NAVER Corp.	1,048	800,543
NetEase.com, Inc., ADR (L)	17,920	1,535,027
OPOWER, Inc. (I)(L)	3,000	56,580
Pandora Media, Inc. (I)	53,735	1,298,238
Rackspace Hosting, Inc. (I)	86,700	2,822,085
RealNetworks, Inc. (I)	9,900	68,805
Renren, Inc., ADR (I)(L)	745	2,563
SINA Corp. (I)	48,400	1,991,176
Tencent Holdings, Ltd.	76,800	1,140,916
Twitter, Inc. (I)	63,990	3,300,604
VeriSign, Inc. (I)	77,800	4,288,336
Yahoo!, Inc. (I)	30,770	1,253,878
Yandex NV, Class A (I)	68,200	1,895,619
Yelp, Inc. (I)(L)	16,260	1,109,745
Youku Tudou, Inc., Class A (I)	10	10
		83,737,243
IT services - 4.2%
Accenture PLC, Class A	32,300	2,626,636
Alliance Data Systems Corp. (I)	4,670	1,159,421
AtoS	9,790	708,952
Computer Sciences Corp.	31,770	1,942,736
Fiserv, Inc. (I)	22,710	1,467,861
MasterCard, Inc., Class A	28,000	2,069,760
Visa, Inc., Class A	45,705	9,752,076
		19,727,442
Semiconductors and semiconductor equipment - 13.8%
Altera Corp.	206,900	7,402,882
Applied Materials, Inc.	72,600	1,568,886
ARM Holdings PLC, ADR	78,700	3,438,403
ASML Holding NV	66,200	6,541,884
Atmel Corp. (I)	303,200	2,449,856
Avago Technologies, Ltd.	75,990	6,611,130
Broadcom Corp., Class A	48,375	1,955,318
First Solar, Inc. (I)	11,400	750,234
Freescale Semiconductor, Ltd. (I)(L)	51,590	1,007,553
Intel Corp.	3,205	111,598
Lam Research Corp.	72,900	5,445,630
MediaTek, Inc.	205,000	3,035,988
Mellanox Technologies, Ltd. (I)(L)	20,000	897,400
Micron Technology, Inc. (I)	224,270	7,683,490
NXP Semiconductor NV (I)	24,815	1,698,090
ON Semiconductor Corp. (I)	142,700	1,275,738
Semtech Corp. (I)	76,300	2,071,545
SK Hynix, Inc. (I)	42,495	1,880,873
Skyworks Solutions, Inc.	80,745	4,687,247
STR Holdings, Inc. (I)	195,300	283,185
SunPower Corp. (I)(L)	54,025	1,830,367
Taiwan Semiconductor
Manufacturing Company, Ltd.	42,000	167,207
Texas Instruments, Inc.	33,110	1,579,016
		64,373,520
Software - 15.3%
Activision Blizzard, Inc.	141,115	2,933,781
Aspen Technology, Inc. (I)	48,205	1,818,293
Atlassian, Inc. (I)(R)	2,771	44,336
Atlassian, Inc., Class A (I)(R)	1,909	30,544
Atlassian, Inc., Class A Ordinary (I)(R)	9,968	159,488
Atlassian, Inc., Series 1 (I)(R)	4,864	77,824
Atlassian, Inc., Series 2 (I)(R)	13,022	208,352
Atlassian, Inc., Series A (I)(R)	9,630	154,080
Autodesk, Inc. (I)	135,662	7,474,976
Check Point Software Technologies, Ltd. (I)(L)	50,200	3,475,848
FireEye, Inc. (I)(L)	81,195	2,481,319
FleetMatics Group PLC (I)(L)	24,800	756,400
Informatica Corp. (I)	7,040	241,050
Interactive Intelligence Group, Inc. (I)	30,000	1,254,000
Intuit, Inc.	33,965	2,977,032
Microsoft Corp.	545,100	25,270,836
NetSuite, Inc. (I)(L)	14,800	1,325,192
Nintendo Company, Ltd.	3,300	359,463
Oracle Corp.	60,595	2,319,577
Red Hat, Inc. (I)	162,100	9,101,915

The accompanying notes are an integral part of the financial statements.	181

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Software (continued)
Salesforce.com, Inc. (I)	26,555	$1,527,709
ServiceNow, Inc. (I)	106,615	6,266,830
Tableau Software, Inc., Class A (I)	17,020	1,236,503
		71,495,348
Technology hardware, storage and peripherals - 15.8%
Apple, Inc.	229,720	23,144,290
Dell, Inc.	458,900	6,654,157
EMC Corp.	82,535	2,414,974
Hewlett-Packard Company	189,035	6,705,071
Lenovo Group, Ltd.	427,000	636,013
NEC Corp.	16,000	55,302
SanDisk Corp.	107,970	10,575,662
Seagate Technology PLC	84,570	4,843,324
Stratasys, Ltd. (I)(L)	30,800	3,720,024
Western Digital Corp.	150,495	14,646,173
		73,394,990
		342,912,640
Telecommunication services - 2.7%
Diversified telecommunication services - 0.3%
China Unicom Hong Kong, Ltd.	876,000	1,313,776
Wireless telecommunication services - 2.4%
SBA Communications Corp., Class A (I)	9,340	1,035,806
SoftBank Corp.	69,200	4,833,541
T-Mobile US, Inc. (I)	177,600	5,127,312
		10,996,659
		12,310,435
TOTAL COMMON STOCKS (Cost $371,735,133)		$443,130,723

PREFERRED SECURITIES - 0.5%
Information technology - 0.5%
Internet software and services - 0.4%
Dropbox, Inc., Series A (I)(R)	9,241	151,645
Dropbox, Inc., Series A1 (I)(R)	89,006	1,460,588
		1,612,233
Software - 0.1%
Cloudera, Inc., Series F (I)(R)	21,227	590,705
		2,202,938
TOTAL PREFERRED SECURITIES (Cost $1,198,112)		$2,202,938

SECURITIES LENDING COLLATERAL - 5.8%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	2,702,489	27,044,081
TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,044,025)		$27,044,081

SHORT-TERM INVESTMENTS - 4.5%
Money market funds - 2.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$1,435,140	$1,435,140
T.Rowe Price Prime Reserve
Fund, 0.0487% (Y)	8,131,421	8,131,421
		9,566,561
Repurchase agreement - 2.5%
Repurchase Agreement with State Street Corp.
dated 09/30/2014 at 0.000% to be
repurchased at $11,607,000 on 10/01/2014,
collateralized by $11,975,000 U.S. Treasury
Notes, 1.250% due 11/30/18 (valued at
$11,840,281, including interest)	11,607,000	11,607,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,173,561)		$21,173,561
Total Investments (Science & Technology Trust)
(Cost $421,150,831) - 105.9%		$493,551,303
Other assets and liabilities, net - (5.9%)		(27,408,164)
TOTAL NET ASSETS - 100.0%		$466,143,139
Short Term Government Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 96.5%
U.S. government - 19.0%
U.S. Treasury Notes
0.625%, 08/31/2017 to 04/30/2018	$11,560,000	$11,328,218
0.750%, 06/30/2017 to 03/31/2018	20,120,000	19,909,700
0.875%, 02/28/2017 to 01/31/2018	41,395,000	41,197,083
		72,435,001
U.S. government agency - 77.5%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	21,099,000	21,623,859
5.125%, 04/19/2017 (S)	38,823,000	42,743,579
Federal Farm Credit Bank
0.570%, 08/11/2016	11,330,000	11,308,802
0.900%, 12/26/2017	3,890,000	3,861,852
0.970%, 09/05/2017	5,090,000	5,072,898
0.980%, 05/08/2017	2,400,000	2,396,088
1.100%, 06/20/2017	5,340,000	5,340,577
1.240%, 11/13/2018	18,275,000	17,929,182
2.230%, 12/26/2019	2,185,000	2,178,508
Federal Home Loan Bank
1.000%, 09/18/2017 to 10/16/2017	16,555,000	16,408,515
1.130%, 03/27/2018	9,000,000	8,854,398
1.150%, 07/25/2018	9,910,000	9,723,266
Federal Home Loan Mortgage Corp.
1.100%, 06/30/2017 to 05/07/2018	12,595,000	12,410,502
1.200%, 03/20/2018	4,415,000	4,397,954
1.250%, 08/21/2017	3,500,000	3,493,399
2.214%, 09/01/2042 (P)	1,519,203	1,558,540
2.621%, 01/01/2044 (P)	3,147,413	3,232,519
3.032%, 03/01/2044 (P)	1,690,102	1,745,564
3.467%, 09/01/2039 (P)	564,272	604,829
5.500%, 07/01/2037 to 07/01/2040	6,336,309	7,085,339
6.500%, 09/01/2039	746,856	835,864
7.000%, 04/01/2018 to 04/01/2032	5,423	5,958
12.000%, 07/01/2020	160	163
Federal National Mortgage Association
0.520%, 05/20/2016	10,555,000	10,544,044
0.625%, 11/14/2016	3,360,000	3,348,727
0.850%, 08/07/2017	4,500,000	4,459,572
1.000%, 12/12/2017 to 12/28/2017	13,630,000	13,416,378
2.353%, 09/01/2041 (P)	3,560,155	3,694,056

The accompanying notes are an integral part of the financial statements.	182

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. government agency (continued)
Federal National Mortgage
Association (continued)
2.403%, 04/01/2042 (P)	$3,967,104	$4,119,266
2.487%, 02/01/2042 (P)	5,742,018	5,969,500
2.500%, 10/01/2027	3,660,907	3,696,229
2.910%, 03/01/2044 (P)	1,523,334	1,570,079
3.500%, 12/01/2025	2,321,922	2,446,454
5.500%, 03/01/2035 to 08/01/2040	5,415,828	6,058,861
6.000%, 10/01/2036 to 03/01/2037	1,195,985	1,350,024
6.500%, 06/01/2029 to 01/01/2039	6,801,046	7,687,023
7.000%, 08/01/2025 to 01/01/2029	4,131	4,771
7.500%, 01/01/2031	713	850
8.000%, 11/01/2020 to 01/01/2031	3,151	3,688
11.500%, 09/01/2019	331	346
12.000%, 01/15/2016 to 04/20/2016	2,591	2,663
12.500%, 09/20/2015	144	147
Government National Mortgage Association
6.000%, 01/20/2039	372,085	416,604
7.500%, 02/15/2022 to 03/15/2027	828	960
Tennessee Valley Authority
1.750%, 10/15/2018	6,485,000	6,491,790
4.500%, 04/01/2018	10,349,000	11,403,573
4.875%, 12/15/2016	13,923,000	15,137,615
5.500%, 07/18/2017	9,413,000	10,550,881
		295,186,256
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $367,756,666)		$367,621,257

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.9%
U.S. government agency - 1.9%
Federal Home Loan Mortgage Corp.
Series 3499, Class PA, 4.500%, 08/15/2036	197,166	205,314
Series K017, Class X1 IO,
1.585%, 12/25/2021	5,599,085	456,023
Series K018, Class X1 IO,
1.592%, 01/25/2022	4,847,559	397,451
Series K022, Class X1 IO,
1.426%, 07/25/2022	6,697,840	532,726
Series K026, Class X1 IO,
1.174%, 11/25/2022	5,845,582	395,442
Series K038, Class X1 IO,
1.357%, 03/25/2024	8,833,467	782,751
Series K704, Class X1 IO,
2.154%, 08/25/2018	19,098,248	1,262,910
Series K706, Class X1 IO,
1.724%, 10/25/2018	6,159,834	345,240
Series K707, Class X1 IO,
1.687%, 12/25/2018	4,997,022	282,502
Series K709, Class X1 IO,
1.670%, 03/25/2019	6,646,993	391,328
Series K710, Class X1 IO,
1.910%, 05/25/2019	5,252,251	366,103
Series K711, Class X1 IO,
1.830%, 07/25/2019	7,882,170	536,090
Federal National Mortgage Association,
Series 2003-W14, Class 2A
3.458%, 01/25/2043 (P)	786,073	820,233
Government National Mortgage Association,
Series 2012-114, Class IO
1.031%, 01/16/2053	3,855,467	331,798
		7,105,911
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $6,725,203)		$7,105,911

SHORT-TERM INVESTMENTS - 0.7%
Repurchase agreement - 0.7%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2014 at 0.000% to be
repurchased at $1,955,000 on 10/01/2014,
collateralized by $959,500 U.S. Treasury
Inflation Index Bonds, 3.875% due
04/15/2029 (valued at $1,994,302,
including interest)	1,955,000	1,955,000
Repurchase Agreement with State Street Corp.
dated 09/30/2014 at 0.000% to be
repurchased at $544,000 on 10/01/2014,
collateralized by $560,000 U.S. Treasury
Notes, 1.500% due 01/31/2019 (valued at
$557,200, including interest)	544,000	544,000
		2,499,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,499,000)		$2,499,000
Total Investments (Short Term Government Income Trust)
(Cost $376,980,869) - 99.1%		$377,226,168
Other assets and liabilities, net - 0.9%		3,532,490
TOTAL NET ASSETS - 100.0%		$380,758,658

Small Cap Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.0%
Consumer discretionary - 14.9%
Auto components - 1.7%
Gentherm, Inc. (I)	77,065	$3,254,455
Tenneco, Inc. (I)	103,487	5,413,405
		8,667,860
Hotels, restaurants and leisure - 4.7%
Bloomin’ Brands, Inc. (I)	190,856	3,500,299
Buffalo Wild Wings, Inc. (I)	38,116	5,117,835
Diamond Resorts International, Inc. (I)	251,975	5,734,951
Panera Bread Company, Class A (I)	26,746	4,352,109
Red Robin Gourmet Burgers, Inc. (I)	81,230	4,621,987
		23,327,181
Household durables - 1.4%
Standard Pacific Corp. (I)	616,683	4,618,956
Taylor Morrison Home Corp., Class A (I)	153,255	2,485,796
		7,104,752
Internet and catalog retail - 2.0%
HSN, Inc.	100,062	6,140,805
Zalando SE (I)	11,490	312,018

The accompanying notes are an integral part of the financial statements.	183

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and catalog retail (continued)
zulily, Inc., Class A (I)(L)	96,300	$3,648,807
		10,101,630
Media - 1.1%
IMAX Corp. (I)(L)	199,768	5,485,629
Multiline retail - 0.9%
Tuesday Morning Corp. (I)(L)	217,567	4,221,888
Textiles, apparel and luxury goods - 3.1%
Kate Spade & Company (I)	53,070	1,392,026
Samsonite International SA	1,577,700	5,065,356
Skechers U.S.A., Inc., Class A (I)	82,361	4,390,665
Vince Holding Corp. (I)	156,309	4,729,910
		15,577,957
		74,486,897
Consumer staples - 0.9%
Household products - 0.9%
Spectrum Brands Holdings, Inc.	50,625	4,583,081
Energy - 3.1%
Oil, gas and consumable fuels - 3.1%
Athlon Energy, Inc. (I)	96,522	5,620,476
Diamondback Energy, Inc. (I)	66,223	4,952,156
Laredo Petroleum, Inc. (I)(L)	18,007	403,537
RSP Permian, Inc. (I)	182,138	4,655,447
		15,631,616
Financials - 7.2%
Banks - 1.1%
PacWest Bancorp	137,636	5,674,732
Capital markets - 2.7%
Financial Engines, Inc. (L)	52,022	1,779,933
HFF, Inc., Class A	173,289	5,016,717
Virtus Investment Partners, Inc.	24,512	4,257,734
WisdomTree Investments, Inc. (I)(L)	213,673	2,431,599
		13,485,983
Diversified financial services - 0.3%
WL Ross Holding Corp. (I)	152,100	1,628,991
Insurance - 0.6%
Assured Guaranty, Ltd.	124,533	2,759,651
Real estate investment trusts - 1.3%
Douglas Emmett, Inc.	122,900	3,154,843
Pebblebrook Hotel Trust	93,162	3,478,669
		6,633,512
Real estate management and development - 1.2%
Kennedy-Wilson Holdings, Inc.	238,630	5,717,575
		35,900,444
Health care - 19.8%
Biotechnology - 7.7%
Alnylam Pharmaceuticals, Inc. (I)	50,002	3,905,156
Anacor Pharmaceuticals, Inc. (I)(L)	133,947	3,277,683
BioCryst Pharmaceuticals, Inc. (I)(L)	194,942	1,906,533
Cepheid, Inc. (I)	78,900	3,473,967
Cubist Pharmaceuticals, Inc. (I)	76,551	5,078,393
Hyperion Therapeutics, Inc. (I)(L)	100,771	2,541,445
Ironwood Pharmaceuticals, Inc. (I)	158,095	2,048,121
NPS Pharmaceuticals, Inc. (I)	114,174	2,968,524
Portola Pharmaceuticals, Inc. (I)	140,840	3,560,435
PTC Therapeutics, Inc. (I)(L)	58,459	2,572,781
Seattle Genetics, Inc. (I)(L)	98,042	3,645,202
TESARO, Inc. (I)(L)	118,101	3,179,279
		38,157,519
Health care equipment and supplies - 3.6%
DexCom, Inc. (I)	149,443	5,976,226
HeartWare International, Inc. (I)(L)	75,414	5,854,389
Insulet Corp. (I)	169,761	6,255,693
		18,086,308
Health care providers and services - 4.3%
Acadia Healthcare Company, Inc. (I)(L)	138,928	6,738,008
Envision Healthcare Holdings, Inc. (I)	168,122	5,830,471
ExamWorks Group, Inc. (I)	158,270	5,183,343
Team Health Holdings, Inc. (I)	64,601	3,746,212
		21,498,034
Health care technology - 1.3%
Veeva Systems, Inc., Class A (I)(L)	225,520	6,352,898
Life sciences tools and services - 1.0%
Covance, Inc. (I)	64,957	5,112,116
Pharmaceuticals - 1.9%
Aerie Pharmaceuticals, Inc. (I)	71,847	1,486,514
Intersect ENT, Inc. (I)	58,200	902,100
Salix Pharmaceuticals, Ltd. (I)	31,410	4,907,498
The Medicines Company (I)	102,339	2,284,206
		9,580,318
		98,787,193
Industrials - 20.8%
Aerospace and defense - 4.0%
Astronics Corp. (I)	54,325	2,590,226
DigitalGlobe, Inc. (I)	170,938	4,871,733
Moog, Inc., Class A (I)	49,927	3,415,007
Orbital Sciences Corp. (I)	194,974	5,420,277
Teledyne Technologies, Inc. (I)	37,539	3,529,041
		19,826,284
Airlines - 1.0%
Spirit Airlines, Inc. (I)	69,185	4,783,451
Commercial services and supplies - 0.7%
Clean Harbors, Inc. (I)	67,855	3,658,742
Construction and engineering - 1.3%
AECOM Technology Corp. (I)	199,343	6,727,826
Electrical equipment - 2.3%
Acuity Brands, Inc.	61,061	7,187,490
Generac Holdings, Inc. (I)(L)	112,080	4,543,723
		11,731,213
Machinery - 2.4%
Altra Industrial Motion Corp.	188,126	5,485,754
Watts Water Technologies, Inc., Class A	111,773	6,510,777
		11,996,531
Professional services - 1.8%
TrueBlue, Inc. (I)	231,032	5,835,868
WageWorks, Inc. (I)	71,677	3,263,454
		9,099,322
Road and rail - 3.5%
Landstar System, Inc.	99,516	7,184,060
Old Dominion Freight Line, Inc. (I)	73,120	5,165,197
Swift Transportation Company (I)	245,293	5,146,247
		17,495,504

The accompanying notes are an integral part of the financial statements.	184

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors - 3.8%
Applied Industrial Technologies, Inc.	126,789	$5,787,918
HD Supply Holdings, Inc. (I)	260,402	7,098,559
WESCO International, Inc. (I)	76,879	6,016,551
		18,903,028
		104,221,901
Information technology - 23.1%
Communications equipment - 0.7%
Ubiquiti Networks, Inc. (I)(L)	97,024	3,641,311
Electronic equipment, instruments and components - 1.2%
Cognex Corp. (I)	144,587	5,822,518
Internet software and services - 7.0%
Constant Contact, Inc. (I)	187,227	5,081,341
CoStar Group, Inc. (I)	31,239	4,858,914
Dealertrack Technologies, Inc. (I)	77,774	3,376,169
Demandware, Inc. (I)	47,440	2,415,645
Envestnet, Inc. (I)	63,418	2,853,810
Marketo, Inc. (I)(L)	115,286	3,723,738
Shutterstock, Inc. (I)(L)	66,343	4,735,563
Xoom Corp. (I)	166,752	3,660,206
Yelp, Inc. (I)	61,800	4,217,850
		34,923,236
IT services - 5.6%
Heartland Payment Systems, Inc.	135,423	6,462,386
MAXIMUS, Inc.	71,715	2,877,923
Virtusa Corp. (I)	168,505	5,992,038
WEX, Inc. (I)	59,902	6,608,389
WNS Holdings, Ltd., ADR (I)	266,489	5,998,667
		27,939,403
Semiconductors and semiconductor equipment - 3.8%
Freescale Semiconductor, Ltd. (I)(L)	151,505	2,958,893
Lattice Semiconductor Corp. (I)	251,998	1,889,985
Power Integrations, Inc.	78,088	4,209,724
Silicon Laboratories, Inc. (I)	49,611	2,016,191
SunEdison, Inc. (I)	200,366	3,782,910
SunPower Corp. (I)(L)	129,680	4,393,558
		19,251,261
Software - 4.3%
FleetMatics Group PLC (I)(L)	125,101	3,815,581
PTC, Inc. (I)	112,670	4,157,523
Telogis, Inc. (I)(R)	473,646	634,686
Tyler Technologies, Inc. (I)	66,103	5,843,505
Verint Systems, Inc. (I)	128,072	7,122,084
		21,573,379
Technology hardware, storage and peripherals - 0.5%
Nimble Storage, Inc. (I)	100,280	2,604,272
		115,755,380
Materials - 2.2%
Chemicals - 1.3%
Platform Specialty Products Corp. (I)	266,863	6,676,912
Construction materials - 0.9%
Headwaters, Inc. (I)	334,773	4,198,053
		10,874,965
TOTAL COMMON STOCKS (Cost $417,494,377)		$460,241,477

PREFERRED SECURITIES - 5.5%
Consumer discretionary - 3.4%
Mobileye (I)	333,270	16,932,651
Industrials - 0.3%
Veracode, Inc. (I)(R)	65,609	1,211,529
Information technology - 1.8%
Apigee Corp., Series H (I)(R)	628,505	1,828,950
Cloudera, Inc., Series F (I)(R)	79,228	2,204,757
DocuSign, Inc., Series B (I)(R)	2,936	34,997
DocuSign, Inc., Series B1 (I)(R)	880	10,490
DocuSign, Inc., Series D (I)(R)	2,110	25,151
DocuSign, Inc., Series E (I)(R)	54,573	650,510
Nutanix, Inc. (I)(R)	87,010	1,165,629
Pure Storage, Inc., Series F (I)(R)	88,922	1,398,378
Telogis, Inc. (I)(R)	645,027	1,857,678
		9,176,540
TOTAL PREFERRED SECURITIES (Cost $11,298,601)		$27,320,720

SECURITIES LENDING COLLATERAL - 9.5%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	4,724,539	47,278,930
TOTAL SECURITIES LENDING
COLLATERAL (Cost $47,278,980)		$47,278,930

SHORT-TERM INVESTMENTS - 2.7%
Repurchase agreement - 2.7%
Societe Generale SA Tri-Party Repurchase
Agreement dated 09/30/2014 at 0.001% to
be repurchased at $13,600,000 on
10/01/2014, collateralized by $3,546,900
U.S. Treasury Notes, 4.250% due
11/15/2014 (valued at $3,621,979, including
interest) and $9,341,000 U.S. Treasury
Bonds, 2.750% - 8.750% due 05/15/2020 to
11/15/2042 (valued at $10,250,055,
including interest)	$13,600,000	$13,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,600,000)		$13,600,000
Total Investments (Small Cap Growth Trust)
(Cost $489,671,958) - 109.7%		$548,441,127
Other assets and liabilities, net - (9.7%)		(48,279,494)
TOTAL NET ASSETS - 100.0%		$500,161,633

Small Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.3%
Consumer discretionary - 12.7%
Auto components - 1.1%
American Axle &
Manufacturing Holdings, Inc. (I)	16,951	$284,268
Cooper Tire & Rubber Company	15,908	456,560
Cooper-Standard Holding, Inc. (I)	3,455	215,592
Dana Holding Corp.	39,292	753,228
Dorman Products, Inc. (I)(L)	6,768	271,126
Drew Industries, Inc.	5,948	250,946
Federal-Mogul Holdings Corp. (I)	7,288	108,373
Fox Factory Holding Corp. (I)	2,751	42,641
Fuel Systems Solutions, Inc. (I)	3,566	31,773
Gentherm, Inc. (I)	8,840	373,313
Modine Manufacturing Company (I)	11,907	141,336

The accompanying notes are an integral part of the financial statements.	185

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Motorcar Parts of America, Inc. (I)	3,777	$102,772
Remy International, Inc.	3,561	73,107
Shiloh Industries, Inc. (I)	2,064	35,109
Spartan Motors, Inc.	8,640	40,349
Standard Motor Products, Inc.	4,959	170,738
Stoneridge, Inc. (I)	7,081	79,803
Strattec Security Corp.	867	70,530
Superior Industries International, Inc.	5,894	103,322
Tenneco, Inc. (I)	15,257	798,094
Tower International, Inc. (I)	5,175	130,358
		4,533,338
Automobiles - 0.0%
Winnebago Industries, Inc. (I)	6,889	149,974
Distributors - 0.2%
Core-Mark Holding Company, Inc.	5,760	305,510
Pool Corp.	11,274	607,894
VOXX International Corp. (I)	4,801	44,649
Weyco Group, Inc.	1,601	40,201
		998,254
Diversified consumer services - 0.9%
2U, Inc. (I)(L)	2,514	39,193
American Public Education, Inc. (I)	4,399	118,729
Ascent Capital Group, Inc., Class A (I)	3,479	209,436
Bridgepoint Education, Inc. (I)	4,191	46,772
Bright Horizons Family Solutions, Inc. (I)	7,694	323,610
Capella Education Company	2,726	170,648
Career Education Corp. (I)	17,224	87,498
Carriage Services, Inc.	3,912	67,795
Chegg, Inc. (I)(L)	18,207	113,612
Collectors Universe, Inc.	1,723	37,906
Education Management Corp. (I)	5,432	5,921
Grand Canyon Education, Inc. (I)	11,694	476,764
Houghton Mifflin Harcourt Company (I)	27,330	531,295
ITT Educational Services, Inc. (I)(L)	5,942	25,491
K12, Inc. (I)(L)	8,595	137,176
Liberty Tax, Inc. (I)	956	30,879
LifeLock, Inc. (I)	20,213	288,844
Regis Corp.	11,067	176,629
Sotheby’s	15,274	545,587
Steiner Leisure, Ltd. (I)	3,668	137,880
Strayer Education, Inc. (I)	2,707	162,095
Universal Technical Institute, Inc.	5,413	50,612
Weight Watchers International, Inc. (I)(L)	6,887	188,979
		3,973,351
Hotels, restaurants and leisure - 2.9%
Belmond, Ltd., Class A (I)	24,212	282,312
Biglari Holdings, Inc. (I)	433	147,116
BJ’s Restaurants, Inc. (I)	5,930	213,421
Bloomin’ Brands, Inc. (I)	19,352	354,916
Bob Evans Farms, Inc.	6,189	292,987
Boyd Gaming Corp. (I)	19,346	196,555
Bravo Brio Restaurant Group, Inc. (I)	4,814	62,438
Buffalo Wild Wings, Inc. (I)	4,738	636,171
Caesars Acquisition Company, Class A (I)(L)	11,487	108,782
Caesars Entertainment Corp. (I)(L)	12,917	162,496
Carrols Restaurant Group, Inc. (I)	8,840	62,852
Churchill Downs, Inc.	3,368	328,380
Chuy’s Holdings, Inc. (I)	4,072	127,820
Clubcorp Holdings, Inc.	5,497	109,006
Cracker Barrel Old Country Store, Inc.	4,766	491,804
Del Frisco’s Restaurant Group, Inc. (I)(L)	5,953	113,940
Denny’s Corp. (I)	21,896	153,929
Diamond Resorts International, Inc. (I)	8,890	202,336
DineEquity, Inc.	4,170	340,230
Einstein Noah Restaurant Group, Inc.	2,780	56,045
Empire Resorts, Inc. (I)	3,794	25,458
Famous Dave’s of America, Inc. (I)	1,171	31,523
Fiesta Restaurant Group, Inc. (I)	6,712	333,452
Ignite Restaurant Group, Inc. (I)	1,917	11,502
International Speedway Corp., Class A	6,981	220,879
Interval Leisure Group, Inc.	9,859	187,814
Intrawest Resorts Holdings, Inc. (I)	3,377	32,656
Isle of Capri Casinos, Inc. (I)	5,442	40,815
Jack in the Box, Inc.	10,053	685,514
Jamba, Inc. (I)	4,317	61,388
Krispy Kreme Doughnuts, Inc. (I)	16,353	280,617
La Quinta Holdings, Inc. (I)	11,095	210,694
Life Time Fitness, Inc. (I)	10,249	516,960
Marriott Vacations Worldwide Corp. (I)	7,103	450,401
Monarch Casino & Resort, Inc. (I)	2,399	28,572
Morgans Hotel Group Company (I)	7,345	59,274
Multimedia Games Holding Company, Inc. (I)	7,428	267,482
Nathan’s Famous, Inc. (I)	788	53,340
Noodles & Company (I)	2,819	54,097
Papa John’s International, Inc.	7,671	306,763
Papa Murphy’s Holdings, Inc. (I)	1,465	14,943
Penn National Gaming, Inc. (I)	19,598	219,694
Pinnacle Entertainment, Inc. (I)	14,942	374,895
Popeyes Louisiana Kitchen, Inc. (I)	5,956	241,218
Potbelly Corp. (I)(L)	3,702	43,165
Red Robin Gourmet Burgers, Inc. (I)	3,585	203,987
Ruby Tuesday, Inc. (I)	15,363	90,488
Ruth’s Hospitality Group, Inc.	9,045	99,857
Scientific Games Corp., Class A (I)(L)	12,718	136,973
Sonic Corp. (I)	13,616	304,454
Speedway Motorsports, Inc.	2,929	49,969
Texas Roadhouse, Inc.	17,464	486,198
The Cheesecake Factory, Inc.	12,553	571,162
The Marcus Corp.	4,506	71,195
Vail Resorts, Inc.	9,062	786,219
Zoe’s Kitchen, Inc. (I)(L)	1,411	43,402
		12,040,556
Household durables - 1.1%
Beazer Homes USA, Inc. (I)	6,776	113,701
Cavco Industries, Inc. (I)	2,242	152,456
CSS Industries, Inc.	2,309	55,993
Ethan Allen Interiors, Inc.	6,369	145,213
Flexsteel Industries, Inc.	1,189	40,105
Helen of Troy, Ltd. (I)	7,159	375,991
Hovnanian Enterprises, Inc., Class A (I)(L)	29,620	108,705
Installed Building Products, Inc. (I)	2,145	30,137
iRobot Corp. (I)(L)	7,412	225,695
KB Home	20,988	313,561
La-Z-Boy, Inc.	13,120	259,645
LGI Homes, Inc. (I)	3,579	65,710
Libbey, Inc. (I)	5,436	142,749
Lifetime Brands, Inc.	2,513	38,474
M/I Homes, Inc. (I)	6,107	121,041
MDC Holdings, Inc. (L)	9,781	247,655
Meritage Homes Corp. (I)	9,801	347,936
NACCO Industries, Inc., Class A	1,216	60,472
New Home Company, (I)	2,104	28,404
Skullcandy, Inc. (I)	5,025	39,145
Standard Pacific Corp. (I)	36,267	271,640

The accompanying notes are an integral part of the financial statements.	186

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
The Dixie Group, Inc. (I)	3,726	$32,304
The Ryland Group, Inc.	11,761	390,936
TRI Pointe Homes, Inc. (I)	36,746	475,493
Turtle Beach Corp. (I)	1,763	13,487
UCP, Inc., Class A (I)	1,963	23,458
Universal Electronics, Inc. (I)	3,990	196,986
WCI Communities, Inc. (I)	3,045	56,150
William Lyon Homes, Class A (I)	4,327	95,627
		4,468,869
Internet and catalog retail - 0.5%
1-800-Flowers.com, Inc., Class A (I)	6,228	44,779
Blue Nile, Inc. (I)	3,038	86,735
Coupons.com, Inc. (I)	3,111	37,208
FTD Companies, Inc. (I)	4,754	162,159
Gaiam, Inc., Class A (I)	3,757	27,576
HSN, Inc.	8,314	510,230
Lands’ End, Inc. (I)	4,101	168,633
Nutrisystem, Inc.	7,158	110,018
Orbitz Worldwide, Inc. (I)	12,866	101,255
Overstock.com, Inc. (I)(L)	2,908	49,029
PetMed Express, Inc. (L)	5,055	68,748
RetailMeNot, Inc. (I)(L)	7,771	125,579
Shutterfly, Inc. (I)	9,664	471,023
ValueVision Media, Inc., Class A (I)	10,643	54,599
		2,017,571
Leisure products - 0.5%
Arctic Cat, Inc.	3,238	112,747
Black Diamond, Inc. (I)(L)	5,725	43,281
Brunswick Corp.	23,244	979,472
Callaway Golf Company	19,179	138,856
Escalade, Inc.	2,652	31,983
JAKKS Pacific, Inc. (I)	4,701	33,377
Johnson Outdoors, Inc., Class A	1,257	32,556
LeapFrog Enterprises, Inc. (I)(L)	16,399	98,230
Malibu Boats, Inc., Class A (I)	2,106	39,003
Marine Products Corp.	2,670	21,066
Nautilus, Inc. (I)	7,822	93,629
Smith & Wesson Holding Corp. (I)(L)	13,944	131,631
Sturm Ruger & Company, Inc. (L)	4,867	236,974
		1,992,805
Media - 1.3%
AH Belo Corp., Class A	4,710	50,256
AMC Entertainment Holdings, Inc., Class A	5,330	122,537
Carmike Cinemas, Inc. (I)	6,067	187,956
Central European Media
Enterprises, Ltd., Class A (I)(L)	17,737	39,908
Cinedigm Corp., Class A (I)	18,717	29,011
Crown Media Holdings, Inc., Class A (I)	8,622	27,590
Cumulus Media, Inc., Class A (I)	36,222	145,975
Daily Journal Corp. (I)	271	48,916
Dex Media, Inc. (I)(L)	3,692	35,296
Entercom Communications Corp., Class A (I)	6,190	49,706
Entravision Communications Corp., Class A	14,500	57,420
Eros International PLC (I)	5,581	81,538
Global Sources, Ltd. (I)	3,844	25,793
Gray Television, Inc. (I)	12,206	96,183
Harte-Hanks, Inc.	12,054	76,784
Hemisphere Media Group Inc (I)(L)	2,099	22,375
Journal Communications, Inc., Class A (I)	11,229	94,660
Lee Enterprises, Inc. (I)(L)	13,788	46,603
Loral Space & Communications, Inc. (I)	3,268	234,675
Martha Stewart Living
Omnimedia, Inc., Class A (I)	7,492	26,971
MDC Partners, Inc., Class A	10,618	203,759
Media General, Inc. (I)(L)	13,660	179,083
Meredith Corp.	8,991	384,815
National CineMedia, Inc.	15,381	223,178
New Media Investment Group, Inc.	7,519	125,041
Nexstar Broadcasting Group, Inc., Class A (L)	7,727	312,325
Radio One, Inc., Class D (I)	5,801	18,447
ReachLocal, Inc. (I)	3,359	12,126
Reading International, Inc., Class A (I)	4,351	36,548
Rentrak Corp. (I)	2,462	150,034
Saga Communications, Inc., Class A	905	30,390
Salem Communications Corp., Class A	2,732	20,791
Scholastic Corp.	6,670	215,574
SFX Entertainment, Inc. (I)(L)	10,888	54,658
Sinclair Broadcast Group, Inc., Class A (L)	17,210	449,009
Sizmek, Inc. (I)	5,543	42,903
The EW Scripps Company, Class A (I)(L)	7,921	129,192
The McClatchy Company, Class A (I)(L)	14,789	49,691
The New York Times Company, Class A	34,670	388,997
Time, Inc. (I)	27,636	647,511
World Wrestling
Entertainment, Inc., Class A (L)	7,572	104,266
		5,278,491
Multiline retail - 0.1%
Burlington Stores, Inc. (I)	7,187	286,474
Fred’s, Inc., Class A	9,363	131,082
The Bon-Ton Stores, Inc.	3,668	30,664
Tuesday Morning Corp. (I)(L)	10,907	211,650
		659,870
Specialty retail - 3.1%
Aeropostale, Inc. (I)(L)	19,725	64,895
America’s Car-Mart, Inc. (I)	1,948	77,121
American Eagle Outfitters, Inc. (L)	48,721	707,429
ANN, Inc. (I)	11,733	482,578
Asbury Automotive Group, Inc. (I)	7,680	494,746
Barnes & Noble, Inc. (I)	10,284	203,006
bebe stores, Inc.	7,856	18,226
Big 5 Sporting Goods Corp.	4,629	43,374
Brown Shoe Company, Inc.	10,940	296,802
Build-A-Bear Workshop, Inc. (I)	2,987	39,070
Christopher & Banks Corp. (I)	9,120	90,197
Citi Trends, Inc. (I)	3,892	86,013
Conn’s, Inc. (I)(L)	6,991	211,618
Destination Maternity Corp.	3,422	52,836
Destination XL Group, Inc. (I)	8,755	41,324
Express, Inc. (I)	21,172	330,495
Five Below, Inc. (I)(L)	13,605	538,894
Francesca’s Holdings Corp. (I)(L)	10,578	147,352
Genesco, Inc. (I)	6,006	448,949
Group 1 Automotive, Inc.	6,069	441,277
Guess?, Inc.	15,403	338,404
Haverty Furniture Companies, Inc.	5,068	110,432
hhgregg, Inc. (I)(L)	3,036	19,157
Hibbett Sports, Inc. (I)(L)	6,495	276,882
Kirkland’s, Inc. (I)	3,730	60,090
Lithia Motors, Inc., Class A	5,722	433,098
Lumber Liquidators Holdings, Inc. (I)	6,877	394,602
MarineMax, Inc. (I)	6,224	104,874
Mattress Firm Holding Corp. (I)(L)	3,772	226,546
Monro Muffler Brake, Inc.	7,900	383,387

The accompanying notes are an integral part of the financial statements.	187

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
New York & Company, Inc. (I)	7,316	$22,167
Office Depot, Inc. (I)	134,072	689,130
Outerwall, Inc. (I)(L)	5,074	284,651
Pacific Sunwear of California, Inc. (I)	12,432	22,378
Pier 1 Imports, Inc.	23,698	281,769
Rent-A-Center, Inc.	13,232	401,591
Restoration Hardware Holdings, Inc. (I)	7,816	621,763
Sears Hometown and Outlet Stores, Inc. (I)	2,915	45,183
Select Comfort Corp. (I)	13,585	284,198
Shoe Carnival, Inc.	3,779	67,304
Sonic Automotive, Inc., Class A	10,064	246,669
Sportsman’s Warehouse Holdings, Inc. (I)	2,437	16,413
Stage Stores, Inc.	7,936	135,785
Stein Mart, Inc.	6,923	79,961
Systemax, Inc. (I)	2,832	35,315
The Buckle, Inc. (L)	7,111	322,768
The Cato Corp., Class A	6,855	236,223
The Children’s Place Retail Stores, Inc.	5,552	264,608
The Container Store Group, Inc. (I)	4,327	94,199
The Finish Line, Inc., Class A	12,135	303,739
The Men’s Wearhouse, Inc.	12,014	567,301
The Pep Boys - Manny, Moe & Jack (I)	13,205	117,657
Tile Shop Holdings, Inc. (I)(L)	7,210	66,693
Tilly’s, Inc., Class A (I)	2,648	19,913
Vitamin Shoppe, Inc. (I)	7,717	342,558
West Marine, Inc. (I)	4,385	39,465
Winmark Corp.	588	43,218
Zumiez, Inc. (I)	5,263	147,890
		12,964,183
Textiles, apparel and luxury goods - 1.0%
Columbia Sportswear Company (L)	6,890	246,524
Crocs, Inc. (I)	21,942	276,030
Culp, Inc.	2,191	39,767
G-III Apparel Group, Ltd. (I)	4,808	398,391
Iconix Brand Group, Inc. (I)	11,474	423,850
Movado Group, Inc.	4,567	150,985
Oxford Industries, Inc.	3,643	222,187
Perry Ellis International, Inc. (I)	3,048	62,027
Quiksilver, Inc. (I)(L)	35,047	60,281
Sequential Brands Group, Inc. (I)	4,230	52,875
Skechers U.S.A., Inc., Class A (I)	9,799	522,385
Steven Madden, Ltd. (I)	14,605	470,719
Tumi Holdings, Inc. (I)	12,698	258,404
Unifi, Inc. (I)	3,639	94,250
Vera Bradley, Inc. (I)(L)	5,434	112,375
Vince Holding Corp. (I)	2,809	85,000
Wolverine World Wide, Inc.	25,422	637,075
		4,113,125
		53,190,387
Consumer staples - 3.1%
Beverages - 0.1%
Coca-Cola Bottling Company Consolidated	1,190	88,810
Craft Brew Alliance, Inc. (I)	2,760	39,744
National Beverage Corp. (I)	2,887	56,297
The Boston Beer
Company, Inc., Class A (I)(L)	2,088	463,035
		647,886
Food and staples retailing - 0.9%
Casey’s General Stores, Inc.	9,652	692,048
Fairway Group Holdings Corp. (I)(L)	4,626	17,301
Ingles Markets, Inc., Class A	3,334	78,982
Liberator Medical Holdings, Inc.	7,869	24,630
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	2,155	35,083
PriceSmart, Inc.	4,696	402,165
Roundy’s, Inc.	9,284	27,759
SpartanNash Company	9,505	184,872
SUPERVALU, Inc. (I)	50,829	454,411
The Andersons, Inc.	7,068	444,436
The Chefs’ Warehouse, Inc. (I)(L)	4,509	73,316
The Fresh Market, Inc. (I)(L)	10,741	375,183
The Pantry, Inc. (I)	5,888	119,114
United Natural Foods, Inc. (I)	12,438	764,439
Village Super Market, Inc., Class A	1,702	38,772
Weis Markets, Inc.	2,736	106,786
		3,839,297
Food products - 1.5%
Alico, Inc.	730	27,813
Annie’s, Inc. (I)	4,238	194,524
B&G Foods, Inc.	13,441	370,300
Boulder Brands, Inc. (I)	15,264	208,048
Cal-Maine Foods, Inc.	3,888	347,315
Calavo Growers, Inc.	3,398	153,386
Chiquita Brands International, Inc. (I)	11,857	168,369
Darling International, Inc. (I)	41,261	755,902
Dean Foods Company (L)	23,440	310,580
Diamond Foods, Inc. (I)	5,536	158,385
Farmer Brothers Company (I)	1,870	54,137
Fresh Del Monte Produce, Inc.	9,040	288,376
Inventure Foods, Inc. (I)	3,833	49,676
J&J Snack Foods Corp.	3,729	348,885
John B. Sanfilippo & Son, Inc.	2,073	67,082
Lancaster Colony Corp.	4,641	395,784
Lifeway Foods, Inc.	1,174	16,283
Limoneira Company (L)	2,806	66,474
Omega Protein Corp. (I)	5,257	65,713
Post Holdings, Inc. (I)	11,022	365,710
Sanderson Farms, Inc. (L)	5,782	508,527
Seaboard Corp. (I)	71	189,924
Seneca Foods Corp., Class A (I)	2,025	57,915
Snyder’s-Lance, Inc.	11,868	314,502
Tootsie Roll Industries, Inc. (L)	4,688	131,217
TreeHouse Foods, Inc. (I)	10,542	848,631
		6,463,458
Household products - 0.2%
Central Garden & Pet Company, Class A (I)	10,815	86,953
Harbinger Group, Inc. (I)	20,800	272,896
Oil-Dri Corp. of America	1,219	31,779
Orchids Paper Products Company	2,018	49,562
WD-40 Company	3,767	256,005
		697,195
Personal products - 0.2%
Elizabeth Arden, Inc. (I)(L)	6,525	109,229
IGI Laboratories, Inc. (I)	8,263	77,011
Inter Parfums, Inc.	4,204	115,610
Medifast, Inc. (I)	3,344	109,784
Nature’s Sunshine Products, Inc.	2,721	40,352
Nutraceutical International Corp. (I)	2,157	45,103
Revlon, Inc., Class A (I)	2,842	90,063
Synutra International, Inc. (I)	4,332	19,624
The Female Health Company	5,460	19,055

The accompanying notes are an integral part of the financial statements.	188

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
USANA Health Sciences, Inc. (I)(L)	1,503	$110,711
		736,542
Tobacco - 0.2%
2nd Century Group, Inc. (I)(L)	10,352	26,087
Alliance One International, Inc. (I)	22,218	43,769
Universal Corp. (L)	5,826	258,616
Vector Group, Ltd. (L)	17,255	382,708
		711,180
		13,095,558
Energy - 5.3%
Energy equipment and services - 1.7%
Basic Energy Services, Inc. (I)	8,031	174,192
Bristow Group, Inc.	8,913	598,954
C&J Energy Services, Inc. (I)	11,543	352,639
CARBO Ceramics, Inc. (L)	4,947	293,011
CHC Group, Ltd. (I)(L)	8,660	48,496
Dawson Geophysical Company	2,103	38,233
Era Group, Inc. (I)	5,048	109,794
Exterran Holdings, Inc.	14,680	650,471
Forum Energy Technologies, Inc. (I)	14,934	457,130
Geospace Technologies Corp. (I)	3,334	117,190
Glori Energy, Inc. (I)	3,069	24,245
Gulf Island Fabrication, Inc.	3,637	62,556
Gulfmark Offshore, Inc., Class A	6,752	211,675
Helix Energy Solutions Group, Inc. (I)	26,457	583,641
Hercules Offshore, Inc. (I)(L)	39,725	87,395
Hornbeck Offshore Services, Inc. (I)	9,089	297,483
ION Geophysical Corp. (I)	32,776	91,445
Key Energy Services, Inc. (I)	33,181	160,596
Matrix Service Company (I)	6,559	158,203
McDermott International, Inc. (I)(L)	59,558	340,672
Mitcham Industries, Inc. (I)	3,277	36,211
Natural Gas Services Group, Inc. (I)	3,086	74,280
Newpark Resources, Inc. (I)	21,255	264,412
Nordic American Offshore, Ltd.	190	3,348
North Atlantic Drilling, Ltd. (L)	17,939	119,474
Nuverra Environmental Solutions, Inc. (I)(L)	3,727	54,973
Parker Drilling Company (I)	30,511	150,724
PHI, Inc. (I)	3,154	129,787
Pioneer Energy Services Corp. (I)	15,806	221,600
Profire Energy, Inc. (I)	3,678	15,264
RigNet, Inc. (I)	2,967	120,015
SEACOR Holdings, Inc. (I)	5,159	385,893
Tesco Corp.	8,794	174,561
TETRA Technologies, Inc. (I)	19,780	214,020
Vantage Drilling Company (I)(L)	51,083	64,875
Willbros Group, Inc. (I)	10,004	83,333
		6,970,791
Oil, gas and consumable fuels - 3.6%
Abraxas Petroleum Corp. (I)	23,180	122,390
Adams Resources & Energy, Inc.	535	23,695
Alon USA Energy, Inc.	6,437	92,435
Alpha Natural Resources, Inc. (I)(L)	54,975	136,338
American Eagle Energy Corp. (I)	7,643	31,107
Amyris, Inc. (I)	6,794	25,749
Apco Oil and Gas International, Inc. (I)	2,313	29,815
Approach Resources, Inc. (I)(L)	9,752	141,404
Arch Coal, Inc. (L)	52,539	111,383
Ardmore Shipping Corp.	4,528	49,355
Bill Barrett Corp. (I)(L)	12,470	274,839
Bonanza Creek Energy, Inc. (I)	8,254	469,653
BPZ Resources, Inc. (I)(L)	28,850	55,104
Callon Petroleum Company (I)	10,065	88,673
Carrizo Oil & Gas, Inc. (I)	11,408	613,979
Clayton Williams Energy, Inc. (I)	1,496	144,289
Clean Energy Fuels Corp. (I)(L)	17,590	137,202
Cloud Peak Energy, Inc. (I)	15,296	193,036
Comstock Resources, Inc.	11,999	223,421
Contango Oil & Gas Company (I)	4,405	146,422
Delek US Holdings, Inc.	14,880	492,826
DHT Holdings, Inc.	17,102	105,348
Diamondback Energy, Inc. (I)	10,505	785,564
Dorian LPG, Ltd. (I)	1,834	32,682
Emerald Oil, Inc. (I)(L)	14,169	87,139
Energy XXI Bermuda, Ltd. (L)	23,561	267,417
Evolution Petroleum Corp.	4,941	45,358
EXCO Resources, Inc. (L)	37,977	126,843
Forest Oil Corp. (I)(L)	28,645	33,515
Frontline, Ltd. (I)(L)	18,232	22,972
FX Energy, Inc. (I)(L)	13,316	40,481
GasLog, Ltd.	10,577	232,800
Gastar Exploration, Inc. (I)	13,903	81,611
Goodrich Petroleum Corp. (I)(L)	8,590	127,304
Green Plains Renewable Energy, Inc.	9,344	349,372
Halcon Resources Corp. (I)(L)	65,437	259,131
Hallador Energy Company	2,607	30,867
Harvest Natural Resources, Inc. (I)(L)	10,409	38,201
Isramco, Inc. (I)	225	27,486
Jones Energy, Inc., Class A (I)	2,796	52,509
Kodiak Oil & Gas Corp. (I)	66,824	906,802
Magnum Hunter Resources Corp. (I)(L)	49,857	277,703
Matador Resources Company (I)	18,383	475,201
Midstates Petroleum Company, Inc. (I)(L)	9,101	45,960
Miller Energy Resources, Inc. (I)(L)	7,196	31,662
Navios Maritime Acquisition Corp. (L)	20,605	55,840
Nordic American Tankers, Ltd. (L)	22,533	179,137
Northern Oil and Gas, Inc. (I)(L)	15,445	219,628
Pacific Ethanol, Inc. (I)	5,990	83,620
Panhandle Oil and Gas, Inc., Class A	1,736	103,639
Parsley Energy, Inc. (I)	13,340	284,542
PDC Energy, Inc. (I)	8,978	451,504
Penn Virginia Corp. (I)	16,523	210,007
Petroquest Energy, Inc. (I)	14,599	82,046
Quicksilver Resources, Inc. (I)(L)	32,239	19,434
Renewable Energy Group, Inc. (I)	8,504	86,316
Resolute Energy Corp. (I)(L)	19,605	122,923
REX American Resources Corp. (I)	1,563	113,911
Rex Energy Corp. (I)	12,177	154,283
Ring Energy, Inc. (I)	5,136	75,705
Rosetta Resources, Inc. (I)	15,408	686,580
RSP Permian, Inc. (I)	5,863	149,858
Sanchez Energy Corp. (I)(L)	12,777	335,524
Scorpio Tankers, Inc.	43,174	358,776
SemGroup Corp., Class A	10,683	889,573
Ship Finance International, Ltd. (L)	14,780	250,078
Solazyme, Inc. (I)(L)	19,243	143,553
Stone Energy Corp. (I)	14,086	441,737
Swift Energy Company (I)(L)	10,830	103,968
Synergy Resources Corp. (I)	16,535	201,562
Teekay Tankers, Ltd., Class A (L)	15,318	57,136
Transatlantic Petroleum, Ltd. (I)	5,691	51,162
Triangle Petroleum Corp. (I)(L)	19,086	210,137
VAALCO Energy, Inc. (I)	12,257	104,185
Vertex Energy, Inc. (I)(L)	3,288	22,884

The accompanying notes are an integral part of the financial statements.	189

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
W&T Offshore, Inc.	8,824	$97,064
Warren Resources, Inc. (I)	18,474	97,912
Western Refining, Inc.	13,336	559,979
Westmoreland Coal Company (I)	3,762	140,736
		15,231,982
		22,202,773
Financials - 22.9%
Banks - 7.3%
1st Source Corp.	3,750	106,800
1st United Bancorp, Inc.	7,427	63,278
American National Bankshares, Inc.	1,986	45,182
Ameris Bancorp	6,232	136,792
Ames National Corp. (L)	2,072	46,309
Arrow Financial Corp. (L)	2,742	68,750
Banc of California, Inc.	6,980	81,177
BancFirst Corp.	1,777	111,169
Banco Latinoamericano de
Comercio Exterior SA	7,472	229,241
BancorpSouth, Inc.	24,082	485,011
Bank of Kentucky Financial Corp.	1,577	72,905
Bank of Marin Bancorp, Class A	1,485	68,147
Bank of the Ozarks, Inc.	19,958	629,076
Banner Corp.	4,933	189,773
BBCN Bancorp, Inc.	19,981	291,523
BNC Bancorp	5,002	78,331
Boston Private Financial Holdings, Inc.	20,128	249,386
Bridge Bancorp, Inc.	2,919	69,034
Bridge Capital Holdings (I)	2,466	56,077
Bryn Mawr Bank Corp.	3,429	97,144
Camden National Corp.	1,868	65,380
Capital Bank Financial Corp., Class A (I)	6,025	143,877
Capital City Bank Group, Inc.	2,681	36,301
Cardinal Financial Corp.	8,105	138,352
Cascade Bancorp (I)	7,807	39,425
Cathay General Bancorp	19,957	495,532
Centerstate Banks, Inc.	8,971	92,850
Central Pacific Financial Corp.	4,304	77,171
Century Bancorp, Inc., Class A	877	30,362
Chemical Financial Corp.	8,204	220,606
Citizens & Northern Corp.	3,122	59,318
City Holding Company (L)	3,987	167,972
CNB Financial Corp.	3,646	57,242
CoBiz Financial, Inc.	8,980	100,396
Columbia Banking System, Inc.	13,185	327,120
Community Bank Systems, Inc.	10,219	343,256
Community Trust Bancorp, Inc.	3,917	131,729
CommunityOne Bancorp (I)	2,925	25,799
ConnectOne Bancorp, Inc.	5,655	107,728
CU Bancorp (I)	2,518	47,338
Customers Bancorp, Inc. (I)	6,327	113,633
CVB Financial Corp.	26,535	380,777
Eagle Bancorp, Inc. (I)	5,746	182,838
Enterprise Bancorp, Inc.	1,884	35,495
Enterprise Financial Services Corp.	4,965	83,015
Fidelity Southern Corp. (L)	4,113	56,348
Financial Institutions, Inc.	3,433	77,174
First Bancorp North Carolina	4,944	79,203
First BanCorp Puerto Rico (I)	26,206	124,479
First Bancorp, Inc.	2,408	40,141
First Busey Corp.	18,283	101,836
First Business Financial Services, Inc.	989	43,417
First Citizens BancShares, Inc., Class A	1,897	410,947
First Commonwealth Financial Corp.	23,463	196,855
First Community Bancshares, Inc.	4,114	58,789
First Connecticut Bancorp, Inc.	4,070	59,015
First Financial Bancorp	14,441	228,601
First Financial Bankshares, Inc. (L)	16,047	445,946
First Financial Corp.	2,867	88,734
First Interstate Bancsystem, Inc.	4,537	120,548
First Merchants Corp.	9,035	182,597
First Midwest Bancorp, Inc.	18,782	302,202
First NBC Bank Holding Company (I)	3,772	123,533
FirstMerit Corp.	41,457	729,643
Flushing Financial Corp.	7,680	140,314
FNB Corp.	43,511	521,697
German American Bancorp, Inc.	3,276	84,554
Glacier Bancorp, Inc.	18,657	482,470
Great Southern Bancorp, Inc.	2,547	77,276
Guaranty Bancorp	3,708	50,095
Hampton Roads Bankshares, Inc. (I)	8,635	13,212
Hancock Holding Company	20,629	661,159
Hanmi Financial Corp.	7,886	158,982
Heartland Financial USA, Inc.	3,944	94,183
Heritage Commerce Corp.	5,240	43,020
Heritage Financial Corp.	7,522	119,148
Heritage Oaks Bancorp	5,667	39,669
Home BancShares, Inc.	13,568	399,035
HomeTrust Bancshares, Inc. (I)	5,273	77,039
Horizon Bancorp	2,310	53,222
Hudson Valley Holding Corp.	3,707	67,282
Iberiabank Corp.	7,876	492,329
Independent Bank Corp.	5,975	213,427
Independent Bank Corp. (MI)	5,753	68,576
Independent Bank Group, Inc.	2,299	109,088
International Bancshares Corp.	13,638	336,381
Investors Bancorp, Inc.	89,783	909,502
Lakeland Bancorp, Inc.	9,511	92,827
Lakeland Financial Corp.	4,183	156,863
Macatawa Bank Corp.	6,598	31,670
MainSource Financial Group, Inc.	5,126	88,424
MB Financial, Inc.	16,647	460,789
Mercantile Bank Corp.	4,217	80,334
Merchants Bancshares, Inc.	1,295	36,506
Metro Bancorp, Inc. (I)	3,562	86,379
MidSouth Bancorp, Inc.	2,094	39,158
MidWestOne Financial Group, Inc.	1,753	40,337
National Bank Holdings Corp., Class A	10,313	197,185
National Bankshares, Inc. (L)	1,684	46,748
National Penn Bancshares, Inc.	29,567	287,096
NBT Bancorp, Inc.	10,944	246,459
NewBridge Bancorp (I)	8,452	64,151
Northrim BanCorp, Inc.	1,718	45,407
OFG Bancorp (L)	11,301	169,289
Old Line Bancshares, Inc.	2,110	32,663
Old National Bancorp	28,772	373,173
OmniAmerican Bancorp, Inc.	2,906	75,527
Opus Bank (I)	1,284	39,329
Pacific Continental Corp.	4,516	58,031
Pacific Premier Bancorp, Inc. (I)	4,333	60,879
Palmetto Bancshares, Inc.	1,128	15,950
Park National Corp. (L)	3,235	243,984
Park Sterling Corp.	11,240	74,521
Peapack Gladstone Financial Corp.	3,028	52,990
Penns Woods Bancorp, Inc.	1,212	51,207
Peoples Bancorp, Inc.	2,736	64,980

The accompanying notes are an integral part of the financial statements.	190

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Peoples Financial Services Corp. (L)	1,892	$87,013
Pinnacle Financial Partners, Inc.	8,968	323,745
Preferred Bank	2,939	66,186
PrivateBancorp, Inc.	17,958	537,124
Prosperity Bancshares, Inc.	17,482	999,446
Renasant Corp.	7,878	213,100
Republic Bancorp, Inc., Class A	2,469	58,491
Republic First Bancorp, Inc. (I)	7,784	30,280
S&T Bancorp, Inc.	7,439	174,519
Sandy Spring Bancorp, Inc.	6,301	144,230
Seacoast Banking Corp. of Florida (I)	4,891	53,459
Servisfirst Bancshares, Inc.	469	13,507
Sierra Bancorp	3,048	51,084
Simmons First National Corp., Class A	4,056	156,237
South State Corp.	6,013	336,247
Southside Bancshares, Inc. (L)	4,678	155,544
Southwest Bancorp, Inc.	4,970	81,508
Square 1 Financial, Inc., Class A (I)	1,736	33,383
State Bank Financial Corp.	7,944	129,011
Sterling Bancorp	20,893	267,221
Stock Yards Bancorp, Inc.	3,669	110,437
Stonegate Bank (L)	2,501	64,401
Suffolk Bancorp	2,910	56,483
Sun Bancorp, Inc. (I)	2,177	39,425
Susquehanna Bancshares, Inc.	47,041	470,410
Talmer Bancorp, Inc., Class A	4,591	63,494
Texas Capital Bancshares, Inc. (I)	10,794	622,598
The Bancorp, Inc. (I)	8,292	71,228
The First of Long Island Corp.	2,020	69,589
Tompkins Financial Corp.	3,716	163,801
TowneBank (L)	7,417	100,723
Trico Bancshares (L)	4,049	91,588
TriState Capital Holdings, Inc. (I)	5,486	49,758
Trustmark Corp.	16,904	389,384
UMB Financial Corp.	9,458	515,934
Umpqua Holdings Corp.	41,767	687,902
Union Bankshares Corp.	11,606	268,099
United Bankshares, Inc. (L)	17,299	535,058
United Community Banks, Inc.	12,643	208,104
Univest Corp. of Pennsylvania	4,082	76,538
Valley National Bancorp (L)	50,250	486,923
ViewPoint Financial Group, Inc.	10,011	239,663
Washington Trust Bancorp, Inc.	3,644	120,216
Webster Financial Corp.	22,643	659,817
WesBanco, Inc.	6,565	200,823
West Bancorp, Inc.	3,996	56,463
WestAmerica Bancorp. (L)	6,593	306,706
Western Alliance Bancorp (I)	18,912	451,997
Wilshire Bancorp, Inc.	17,822	164,497
Wintrust Financial Corp.	11,666	521,120
Yadkin Financial Corp. (I)	5,099	92,598
		30,540,253
Capital markets - 1.5%
Actua Corp. (I)	10,277	164,638
Arlington Asset Investment Corp., Class A (L)	4,790	121,714
BGC Partners, Inc., Class A	43,665	324,431
Calamos Asset Management, Inc., Class A	4,297	48,427
CIFC Corp.	1,521	13,765
Cohen & Steers, Inc. (L)	4,845	186,242
CorEnergy Infrastructure Trust, Inc.	7,966	59,586
Cowen Group, Inc., Class A (I)	28,878	108,293
Diamond Hill Investment Group, Inc.	712	87,612
Evercore Partners, Inc., Class A	8,297	389,959
FBR & Company (I)	2,361	64,975
Financial Engines, Inc. (L)	12,903	441,476
FXCM, Inc., Class A (L)	11,304	179,168
GAMCO Investors, Inc., Class A	1,602	113,325
GFI Group, Inc.	19,189	103,812
Greenhill & Company, Inc.	7,093	329,754
HFF, Inc., Class A	8,249	238,809
INTL. FCStone, Inc. (I)	3,887	67,323
Investment Technology Group, Inc. (I)	9,119	143,715
Janus Capital Group, Inc.	37,497	545,206
KCG Holdings, Inc., Class A (I)	11,312	114,591
Ladenburg Thalmann
Financial Services, Inc. (I)	24,928	105,695
Manning & Napier, Inc.	3,336	56,011
Marcus & Millichap, Inc. (I)	2,008	60,762
Moelis & Company	1,877	64,100
Oppenheimer Holdings, Inc., Class A	2,563	51,901
Piper Jaffray Companies (I)	4,080	213,139
Pzena Investment Management, Inc., Class A	2,861	27,323
RCS Capital Corp., Class A (I)	2,369	53,350
Safeguard Scientifics, Inc. (I)	5,083	93,527
Silvercrest Asset Management Group, Inc.	1,421	19,354
Stifel Financial Corp. (I)	16,421	769,981
SWS Group, Inc. (I)(L)	7,217	49,725
Virtus Investment Partners, Inc.	1,777	308,665
Walter Investment Management Corp. (I)(L)	9,459	207,625
Westwood Holdings Group, Inc.	1,837	104,140
WisdomTree Investments, Inc. (I)(L)	27,082	308,193
		6,340,312
Consumer finance - 0.7%
Cash America International, Inc.	7,054	308,965
Consumer Portfolio Services, Inc. (I)	5,270	33,781
Credit Acceptance Corp. (I)	1,765	222,514
Encore Capital Group, Inc. (I)(L)	6,443	285,489
Ezcorp, Inc., Class A (I)	12,798	126,828
First Cash Financial Services, Inc. (I)	7,260	406,415
Green Dot Corp., Class A (I)	7,722	163,243
JG Wentworth, Inc. (I)	2,962	36,699
Nelnet, Inc., Class A	5,254	226,395
Nicholas Financial, Inc. (I)	2,603	30,169
Portfolio Recovery Associates, Inc. (I)	12,550	655,487
Regional Management Corp. (I)	2,722	48,860
Springleaf Holdings, Inc. (I)	6,132	195,795
World Acceptance Corp. (I)(L)	1,974	133,245
		2,873,885
Diversified financial services - 0.3%
Gain Capital Holdings, Inc.	5,573	35,500
MarketAxess Holdings, Inc.	9,457	585,010
Marlin Business Services Corp.	2,101	38,490
NewStar Financial, Inc. (I)	6,520	73,285
PHH Corp. (I)	14,398	321,939
PICO Holdings, Inc. (I)	5,673	113,176
Resource America, Inc., Class A	3,406	31,710
Tiptree Financial, Inc. (I)	1,992	16,454
		1,215,564
Insurance - 2.5%
Ambac Financial Group, Inc. (I)	11,188	247,255
American Equity Investment Life
Holding Company	18,639	426,460
AMERISAFE, Inc.	4,677	182,917
AmTrust Financial Services, Inc. (L)	7,532	299,924

The accompanying notes are an integral part of the financial statements.	191

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Argo Group International Holdings, Ltd.	6,522	$328,122
Atlas Financial Holdings, Inc. (I)	2,896	40,081
Baldwin & Lyons, Inc., Class B	2,350	58,045
Citizens, Inc. (I)(L)	11,097	71,687
CNO Financial Group, Inc.	54,624	926,423
Crawford & Company, Class B	6,810	56,183
Donegal Group, Inc., Class A	2,068	31,764
eHealth, Inc. (I)	4,458	107,572
EMC Insurance Group, Inc.	1,223	35,320
Employers Holdings, Inc.	7,804	150,227
Enstar Group, Ltd. (I)	2,136	291,180
FBL Financial Group, Inc., Class A	2,419	108,129
Federated National Holding Company	3,463	97,276
Fidelity & Guaranty Life	2,825	60,314
First American Financial Corp.	26,791	726,572
Global Indemnity PLC (I)	2,065	52,100
Greenlight Capital Re, Ltd., Class A (I)	7,106	230,305
Hallmark Financial Services, Inc. (I)	3,573	36,838
HCI Group, Inc.	2,206	79,394
Heritage Insurance Holdings, Inc. (I)	1,741	26,219
Hilltop Holdings, Inc. (I)	16,994	340,730
Horace Mann Educators Corp.	10,206	290,973
Independence Holding Company	1,953	25,955
Infinity Property & Casualty Corp.	2,887	184,797
Kansas City Life Insurance Company	960	42,576
Kemper Corp.	11,652	397,916
Maiden Holdings, Ltd.	12,393	137,314
Meadowbrook Insurance Group, Inc.	12,653	74,020
Montpelier Re Holdings, Ltd.	9,851	306,268
National General Holdings Corp.	8,965	151,419
National Interstate Corp.	1,779	49,634
National Western Life Insurance
Company, Class A	561	138,573
OneBeacon Insurance Group, Ltd., Class A	5,664	87,282
Platinum Underwriters Holdings, Ltd.	6,753	411,055
Primerica, Inc.	13,686	659,939
RLI Corp.	10,782	466,753
Safety Insurance Group, Inc.	3,249	175,154
Selective Insurance Group, Inc.	14,118	312,573
State Auto Financial Corp.	3,883	79,640
Stewart Information Services Corp.	5,393	158,285
Symetra Financial Corp.	18,892	440,750
The Navigators Group, Inc. (I)	2,633	161,930
The Phoenix Companies, Inc. (I)	1,432	80,278
Third Point Reinsurance, Ltd. (I)	14,171	206,188
United Fire Group, Inc.	5,183	143,932
United Insurance Holdings Corp.	4,175	62,625
Universal Insurance Holdings, Inc.	7,898	102,121
		10,358,987
Real estate investment trusts - 8.4%
Acadia Realty Trust	14,376	396,490
AG Mortgage Investment Trust, Inc.	7,097	126,327
Agree Realty Corp.	3,749	102,648
Alexander’s, Inc.	523	195,555
Altisource Residential Corp., Class B	14,324	343,776
American Assets Trust, Inc.	8,985	296,235
American Capital Mortgage Investment Corp.	12,802	240,934
American Realty Capital Healthcare Trust, Inc.	42,459	444,970
American Residential Properties, Inc. (I)	8,035	147,362
AmREIT, Inc.	4,928	113,196
Anworth Mortgage Asset Corp.	32,473	155,546
Apollo Commercial Real Estate Finance, Inc.	11,524	181,042
Apollo Residential Mortgage, Inc.	8,107	125,091
Ares Commercial Real Estate Corp.	7,193	84,086
Armada Hoffler Properties, Inc.	4,829	43,847
ARMOUR Residential REIT, Inc.	89,574	344,860
Ashford Hospitality Prime, Inc.	6,372	97,046
Ashford Hospitality Trust, Inc.	17,552	179,381
Associated Estates Realty Corp.	14,409	252,302
Aviv REIT, Inc.	4,926	129,800
Campus Crest Communities, Inc.	16,117	103,149
Capstead Mortgage Corp.	23,964	293,319
CaretTust REIIT, Inc. (I)	5,016	71,729
CatchMark Timber Trust, Inc., Class A	4,802	52,630
Cedar Realty Trust, Inc.	19,851	117,121
Chambers Street Properties	59,466	447,779
Chatham Lodging Trust	6,629	152,997
Chesapeake Lodging Trust	12,545	365,687
Colony Financial, Inc.	26,919	602,447
CoreSite Realty Corp.	5,325	175,033
Cousins Properties, Inc.	55,184	659,449
CubeSmart	36,182	650,552
CyrusOne, Inc.	8,234	197,945
CYS Investments, Inc.	40,651	334,964
DCT Industrial Trust, Inc.	82,526	619,770
DiamondRock Hospitality Company	49,061	622,093
DuPont Fabros Technology, Inc.	15,981	432,126
Dynex Capital, Inc.	13,856	111,956
EastGroup Properties, Inc.	7,839	474,965
Education Realty Trust, Inc.	34,981	359,605
Empire State Realty Trust, Inc., Class A	22,974	345,069
EPR Properties	13,383	678,250
Equity One, Inc.	15,432	333,794
Excel Trust, Inc.	15,322	180,340
FelCor Lodging Trust, Inc.	31,210	292,126
First Industrial Realty Trust, Inc.	27,616	466,987
First Potomac Realty Trust	14,823	174,170
Franklin Street Properties Corp.	22,554	253,056
Getty Realty Corp.	6,411	108,987
Gladstone Commercial Corp.	4,447	75,555
Glimcher Realty Trust	36,390	492,721
Government Properties Income Trust	17,113	374,946
Gramercy Property Trust, Inc.	29,494	169,885
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	5,466	75,540
Hatteras Financial Corp.	24,216	434,919
Healthcare Realty Trust, Inc.	24,070	569,978
Hersha Hospitality Trust	50,293	320,366
Highwoods Properties, Inc.	22,586	878,595
Hudson Pacific Properties, Inc.	13,786	339,963
Inland Real Estate Corp.	21,808	216,117
Invesco Mortgage Capital, Inc.	30,863	485,166
Investors Real Estate Trust	28,035	215,870
iStar Financial, Inc. (I)	21,277	287,240
Kite Realty Group Trust	8,249	199,956
LaSalle Hotel Properties	26,088	893,253
Lexington Realty Trust	51,552	504,694
LTC Properties, Inc.	8,775	323,710
Mack-Cali Realty Corp.	22,238	424,968
Medical Properties Trust, Inc.	43,211	529,767
Monmouth Real Estate
Investment Corp., Class A	13,999	141,670
National Health Investments, Inc.	8,282	473,233
New Residential Investment Corp.	70,631	411,779
New York Mortgage Trust, Inc.	22,845	165,169
New York REIT, Inc.	40,684	418,232

The accompanying notes are an integral part of the financial statements.	192

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
One Liberty Properties, Inc.	3,074	$62,187
Owens Realty Mortgage, Inc.	2,710	38,618
Parkway Properties, Inc.	17,842	335,073
Pebblebrook Hotel Trust	16,020	598,187
Pennsylvania Real Estate Investment Trust	17,239	343,746
PennyMac Mortgage Investment Trust	18,542	397,355
Physicians Realty Trust	8,598	117,965
Potlatch Corp.	10,163	408,654
PS Business Parks, Inc.	4,876	371,259
QTS Realty Trust, Inc., Class A	3,046	92,446
RAIT Financial Trust	20,490	152,241
Ramco-Gershenson Properties Trust	19,336	314,210
Redwood Trust, Inc.	20,803	344,914
Resource Capital Corp.	32,681	159,156
Retail Opportunity Investments Corp.	22,577	331,882
Rexford Industrial Realty, Inc.	11,521	159,451
RLJ Lodging Trust	32,806	933,987
Rouse Properties, Inc.	9,332	150,898
Ryman Hospitality Properties	10,889	515,050
Sabra Health Care REIT, Inc.	11,830	287,706
Saul Centers, Inc.	2,412	112,737
Select Income REIT	9,209	221,476
Silver Bay Realty Trust Corp.	9,544	154,708
Sovran Self Storage, Inc.	8,262	614,362
STAG Industrial, Inc.	12,225	253,180
Starwood Waypoint Residential Trust	9,847	256,120
Strategic Hotels & Resorts, Inc. (I)	61,991	722,195
Summit Hotel Properties, Inc.	21,540	232,201
Sun Communities, Inc.	10,277	518,989
Sunstone Hotel Investors, Inc.	51,519	711,993
Terreno Realty Corp.	8,303	156,345
The Geo Group, Inc.	18,194	695,375
Trade Street Residential, Inc.	4,677	33,394
UMH Properties, Inc.	4,833	45,914
Universal Health Realty Income Trust	3,034	126,457
Urstadt Biddle Properties, Inc., Class A	6,199	125,840
Washington Real Estate Investment Trust	16,701	423,871
Western Asset Mortgage Capital Corp.	10,457	154,554
Whitestone REIT	5,630	78,482
		34,855,059
Real estate management and development - 0.5%
Alexander & Baldwin, Inc.	12,219	439,517
Altisource Asset Management Corp. (I)(L)	354	238,954
Altisource Portfolio Solutions SA (I)(L)	3,658	368,726
AV Homes, Inc. (I)	2,830	41,460
Consolidated-Tomoka Land Company	1,074	52,701
Forestar Group, Inc. (I)	8,712	154,377
Kennedy-Wilson Holdings, Inc.	17,996	431,184
RE/MAX Holdings, Inc., Class A	2,738	81,401
Tejon Ranch Company (I)	3,367	94,411
The St. Joe Company (I)(L)	15,839	315,671
		2,218,402
Thrifts and mortgage finance - 1.7%
Astoria Financial Corp.	21,712	269,012
Bank Mutual Corp.	11,690	74,933
BankFinancial Corp.	4,682	48,599
BBX Capital Corp., Class A (I)	2,000	34,860
Beneficial Mutual Bancorp, Inc. (I)	7,347	93,895
Berkshire Hills Bancorp, Inc.	6,244	146,672
BofI Holding, Inc. (I)	3,559	258,775
Brookline Bancorp, Inc.	17,471	149,377
Capitol Federal Financial, Inc.	35,845	423,688
Charter Financial Corp.	4,873	52,141
Clifton Bancorp, Inc.	6,645	83,661
Dime Community Bancshares, Inc.	8,208	118,195
ESB Financial Corp.	3,220	37,610
Essent Group, Ltd. (I)	10,445	223,627
EverBank Financial Corp.	22,830	403,178
Federal Agricultural Mortgage Corp., Class C	2,615	84,046
First Defiance Financial Corp.	2,427	65,553
First Financial Northwest, Inc.	3,687	37,644
Flagstar Bancorp, Inc. (I)	4,979	83,797
Fox Chase Bancorp, Inc.	3,054	49,811
Franklin Financial Corp. (I)	2,407	44,794
Home Loan Servicing Solutions, Ltd.	17,798	377,140
HomeStreet, Inc.	3,737	63,865
Kearny Financial Corp. (I)	3,653	48,694
Ladder Capital Corp., Class A (I)	3,720	70,308
Meridian Bancorp, Inc. (I)	5,230	55,229
Meta Financial Group, Inc.	1,538	54,230
MGIC Investment Corp. (I)	84,889	662,983
NMI Holdings, Inc., Class A (I)(L)	12,466	107,831
Northfield Bancorp, Inc.	13,438	183,026
Northwest Bancshares, Inc.	23,569	285,185
OceanFirst Financial Corp.	3,364	53,521
Oritani Financial Corp.	11,346	159,865
PennyMac Financial Services, Inc. (I)	3,376	49,458
Provident Financial Services, Inc.	15,206	248,922
Radian Group, Inc.	47,896	682,997
Stonegate Mortgage Corp. (I)	3,573	46,413
Territorial Bancorp, Inc.	2,196	44,557
Tree.com, Inc. (I)	1,606	57,639
TrustCo Bank Corp.	23,839	153,523
United Community Financial Corp.	12,696	59,417
United Financial Bancorp, Inc.	13,343	169,323
Walker & Dunlop, Inc. (I)	4,653	61,838
Washington Federal, Inc.	25,389	516,920
Waterstone Financial, Inc.	8,688	100,346
WSFS Financial Corp.	2,234	159,977
		7,257,075
		95,659,537
Health care - 12.9%
Biotechnology - 4.7%
ACADIA Pharmaceuticals, Inc. (I)(L)	19,751	489,035
Acceleron Pharma, Inc. (I)(L)	4,169	126,071
Achillion Pharmaceuticals, Inc. (I)(L)	24,131	240,827
Acorda Therapeutics, Inc. (I)	10,439	353,673
Actinium Pharmaceuticals, Inc. (I)(L)	5,548	37,172
Adamas Pharmaceuticals, Inc. (I)	732	13,630
Aegerion Pharmaceuticals, Inc. (I)	7,353	245,443
Agenus, Inc. (I)	15,591	48,488
Agios Pharmaceuticals, Inc. (I)	3,401	208,651
Akebia Therapeutics, Inc. (I)(L)	1,922	42,534
Alder Biopharmaceuticals, Inc. (I)	2,075	26,311
AMAG Pharmaceuticals, Inc. (I)	5,551	177,132
Anacor Pharmaceuticals, Inc. (I)(L)	8,254	201,975
Applied Genetic Technologies Corp. (I)	1,391	25,887
Arena Pharmaceuticals, Inc. (I)(L)	55,067	230,731
ARIAD Pharmaceuticals, Inc. (I)(L)	41,067	221,762
Array BioPharma, Inc. (I)	31,450	112,277
Arrowhead Research Corp. (I)(L)	13,003	192,054
Auspex Pharmaceuticals, Inc. (I)	2,328	59,760
BioCryst Pharmaceuticals, Inc. (I)(L)	17,516	171,306
BioSpecifics Technologies Corp. (I)	909	32,088

The accompanying notes are an integral part of the financial statements.	193

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
BioTime, Inc. (I)(L)	13,056	$40,996
Bluebird Bio, Inc. (I)	5,457	195,797
Cara Therapeutics, Inc. (I)	1,351	11,335
Celldex Therapeutics, Inc. (I)(L)	22,484	291,393
Cellular Dynamics International, Inc. (I)	2,241	15,754
Cepheid, Inc. (I)	17,480	769,644
ChemoCentryx, Inc. (I)(L)	6,864	30,888
Chimerix, Inc. (I)	6,791	187,567
Clovis Oncology, Inc. (I)(L)	6,187	280,642
CTI BioPharma Corp. (I)(L)	33,508	81,089
Cytokinetics, Inc. (I)	9,188	32,342
Cytori Therapeutics, Inc. (I)(L)	15,185	10,265
CytRx Corp. (I)(L)	14,681	37,290
Dendreon Corp. (I)(L)	41,134	59,233
Dicerna Pharmaceuticals, Inc. (I)	892	11,355
Durata Therapeutics, Inc. (I)(L)	3,858	48,919
Dyax Corp. (I)	33,869	342,754
Dynavax Technologies Corp. (I)	65,534	93,714
Eleven Biotherapeutics, Inc. (I)	1,148	12,789
Emergent Biosolutions, Inc. (I)	7,314	155,861
Enanta Pharmaceuticals, Inc. (I)(L)	2,611	103,317
Epizyme, Inc. (I)(L)	3,263	88,460
Esperion Therapeutics, Inc. (I)	1,166	28,520
Exact Sciences Corp. (I)(L)	20,761	402,348
Exelixis, Inc. (I)(L)	49,807	76,205
Five Prime Therapeutics, Inc. (I)	4,258	49,946
Flexion Therapeutics, Inc. (I)	1,143	20,871
Foundation Medicine, Inc. (I)(L)	3,417	64,786
Galectin Therapeutics, Inc. (I)(L)	4,769	23,988
Galena Biopharma, Inc. (I)(L)	29,038	59,818
Genocea Biosciences, Inc. (I)	979	8,860
Genomic Health, Inc. (I)(L)	4,134	117,034
Geron Corp. (I)(L)	38,627	77,254
Halozyme Therapeutics, Inc. (I)(L)	25,919	235,863
Heron Therapeutics, Inc. (I)	5,850	48,731
Hyperion Therapeutics, Inc. (I)(L)	3,493	88,093
Idera Pharmaceuticals, Inc. (I)(L)	14,722	33,713
ImmunoGen, Inc. (I)(L)	21,348	226,075
Immunomedics, Inc. (I)(L)	20,749	77,186
Infinity Pharmaceuticals, Inc. (I)	12,174	163,375
Inovio Pharmaceuticals, Inc. (I)(L)	15,064	148,380
Insmed, Inc. (I)	12,414	162,003
Insys Therapeutics, Inc. (I)(L)	2,545	98,695
Intrexon Corp. (I)(L)	8,931	165,938
Ironwood Pharmaceuticals, Inc. (I)	29,958	388,106
Isis Pharmaceuticals, Inc. (I)(L)	29,476	1,144,553
Karyopharm Therapeutics, Inc. (I)(L)	3,400	118,796
Keryx Biopharmaceuticals, Inc. (I)(L)	22,925	315,219
Kindred Biosciences, Inc. (I)	2,840	26,270
Kythera Biopharmaceuticals, Inc. (I)(L)	4,395	143,980
Lexicon Pharmaceuticals, Inc. (I)(L)	58,065	81,872
Ligand Pharmaceuticals, Inc. (I)	5,209	244,771
MacroGenics, Inc. (I)	5,066	105,879
MannKind Corp. (I)(L)	57,170	337,875
Merrimack Pharmaceuticals, Inc. (I)(L)	24,477	214,908
MiMedx Group, Inc. (I)(L)	23,085	164,596
Mirati Therapeutics, Inc. (I)	1,799	31,500
Momenta Pharmaceuticals, Inc. (I)	12,181	138,133
Nanoviricides, Inc. (I)(L)	10,062	30,186
Navidea Biopharmaceuticals, Inc. (I)(L)	37,894	50,020
Neostem, Inc. (I)(L)	5,970	33,014
Neuralstem, Inc. (I)(L)	16,818	55,163
Neurocrine Biosciences, Inc. (I)	19,006	297,824
NewLink Genetics Corp. (I)(L)	4,989	106,864
Northwest Biotherapeutics, Inc. (I)(L)	9,261	46,583
Novavax, Inc. (I)(L)	59,670	248,824
NPS Pharmaceuticals, Inc. (I)	26,652	692,952
Ohr Pharmaceutical, Inc. (I)(L)	5,250	38,063
OncoMed Pharmaceuticals, Inc. (I)(L)	3,257	61,655
Oncothyreon, Inc. (I)	17,282	33,181
Ophthotech Corp. (I)(L)	3,477	135,360
OPKO Health, Inc. (I)(L)	49,396	420,360
Orexigen Therapeutics, Inc. (I)(L)	30,718	130,859
Organovo Holdings, Inc. (I)(L)	15,843	100,920
Osiris Therapeutics, Inc. (I)(L)	4,621	58,178
OvaScience, Inc. (I)(L)	3,869	64,225
PDL BioPharma, Inc. (L)	40,192	300,234
Peregrine Pharmaceuticals, Inc. (I)(L)	44,337	60,298
Portola Pharmaceuticals, Inc. (I)	9,244	233,688
Progenics Pharmaceuticals, Inc. (I)(L)	17,442	90,524
Prothena Corp. PLC (I)	6,682	148,073
PTC Therapeutics, Inc. (I)	5,564	244,872
Puma Biotechnology, Inc. (I)(L)	5,820	1,388,477
Raptor Pharmaceutical Corp. (I)(L)	15,806	151,580
Receptos, Inc. (I)	4,645	288,501
Regado Biosciences, Inc. (I)	4,123	4,659
Regulus Therapeutics, Inc. (I)	3,443	23,516
Repligen Corp. (I)	8,038	160,037
Retrophin, Inc. (I)(L)	5,219	47,075
Rigel Pharmaceuticals, Inc. (I)	22,445	43,543
Sangamo BioSciences, Inc. (I)(L)	17,223	185,750
Sarepta Therapeutics, Inc. (I)(L)	10,200	215,220
Spectrum Pharmaceuticals, Inc. (I)(L)	16,672	135,710
Stemline Therapeutics, Inc. (I)(L)	2,988	37,230
Sunesis Pharmaceuticals, Inc. (I)(L)	12,287	87,729
Synageva BioPharma Corp. (I)(L)	5,363	368,867
Synergy Pharmaceuticals, Inc. (I)(L)	23,430	65,253
Synta Pharmaceuticals Corp. (I)	16,797	50,559
TESARO, Inc. (I)	4,843	130,374
TG Therapeutics, Inc. (I)(L)	5,887	62,814
Threshold Pharmaceuticals, Inc. (I)(L)	13,105	47,309
Ultragenyx Pharmaceutical, Inc. (I)	1,758	99,503
Vanda Pharmaceuticals, Inc. (I)	8,597	89,237
Verastem, Inc. (I)(L)	5,255	44,773
Versartis, Inc. (I)	1,724	32,739
Vital Therapies, Inc. (I)(L)	1,375	28,064
Xencor, Inc. (I)	3,649	33,972
XOMA Corp. (I)(L)	20,633	86,865
ZIOPHARM Oncology, Inc. (I)(L)	20,158	53,217
		19,636,844
Health care equipment and supplies - 3.0%
Abaxis, Inc. (L)	5,643	286,157
ABIOMED, Inc. (I)(L)	10,009	248,523
Accuray, Inc. (I)(L)	19,023	138,107
Analogic Corp.	3,116	199,299
AngioDynamics, Inc. (I)	6,122	83,994
Anika Therapeutics, Inc. (I)	3,617	132,599
Antares Pharma, Inc. (I)(L)	29,979	54,862
AtriCure, Inc. (I)	6,778	99,772
Atrion Corp.	385	117,429
Cantel Medical Corp.	8,503	292,333
Cardiovascular Systems, Inc. (I)	6,989	165,150
Cerus Corp. (I)(L)	18,214	73,038
CONMED Corp.	6,818	251,175
CryoLife, Inc.	7,049	69,574
Cyberonics, Inc. (I)	6,726	344,102

The accompanying notes are an integral part of the financial statements.	194

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Cynosure, Inc., Class A (I)	5,653	$118,713
Derma Sciences, Inc. (I)(L)	5,651	47,073
DexCom, Inc. (I)	18,781	751,052
Endologix, Inc. (I)	16,159	171,285
Exactech, Inc. (I)	2,450	56,081
GenMark Diagnostics, Inc. (I)(L)	10,342	92,768
Globus Medical, Inc., Class A (I)	16,491	324,378
Greatbatch, Inc. (I)	6,262	266,824
Haemonetics Corp. (I)	13,051	455,741
HeartWare International, Inc. (I)	4,259	330,626
ICU Medical, Inc. (I)	3,363	215,837
Inogen, Inc. (I)	1,284	26,463
Insulet Corp. (I)	13,893	511,957
Integra LifeSciences Holdings Corp. (I)	6,259	310,697
Invacare Corp.	7,943	93,807
K2M Group Holdings, Inc. (I)	2,216	31,977
LDR Holding Corp. (I)(L)	4,227	131,587
Masimo Corp. (I)	12,171	258,999
Meridian Bioscience, Inc. (L)	10,540	186,453
Merit Medical Systems, Inc. (I)	10,786	128,138
Natus Medical, Inc. (I)	8,053	237,644
Neogen Corp. (I)	9,186	362,847
NuVasive, Inc. (I)	11,683	407,386
NxStage Medical, Inc. (I)	15,334	201,335
OraSure Technologies, Inc. (I)	13,989	101,001
Orthofix International NV (I)	4,593	142,199
Oxford Immunotec Global PLC (I)(L)	3,375	51,536
PhotoMedex, Inc. (I)(L)	3,239	20,082
Quidel Corp. (I)(L)	7,193	193,276
Rockwell Medical Technologies, Inc. (I)	10,160	92,862
RTI Surgical, Inc. (I)	14,207	67,909
Spectranetics Corp. (I)	10,376	275,690
STAAR Surgical Company (I)	9,672	102,813
STERIS Corp.	14,809	799,094
SurModics, Inc. (I)	3,413	61,980
Symmetry Medical, Inc. (I)	9,410	94,947
Tandem Diabetes Care, Inc. (I)	2,111	28,330
Thoratec Corp. (I)	14,243	380,715
Tornier NV (I)	8,997	215,028
Transenterix, Inc. (I)	6,780	29,561
Trivascular Technologies, Inc. (I)	1,869	27,063
Unilife Corp. (I)(L)	25,231	57,905
Utah Medical Products, Inc.	943	45,981
Vascular Solutions, Inc. (I)	4,290	105,963
Veracyte, Inc. (I)	1,640	15,990
Volcano Corp. (I)	12,871	136,947
West Pharmaceutical Services, Inc.	17,713	792,834
Wright Medical Group, Inc. (I)	12,515	379,205
Zeltiq Aesthetics, Inc. (I)	7,222	163,434
		12,658,127
Health care providers and services - 2.5%
Acadia Healthcare Company, Inc. (I)	10,724	520,114
Addus HomeCare Corp. (I)	1,594	31,242
Air Methods Corp. (I)(L)	9,817	545,334
Alliance HealthCare Services, Inc. (I)	1,255	28,376
Almost Family, Inc. (I)	2,102	57,111
Amedisys, Inc. (I)	6,802	137,196
AMN Healthcare Services, Inc. (I)	11,529	181,005
Amsurg Corp. (I)	10,619	531,481
Bio-Reference Labs, Inc. (I)(L)	6,205	174,112
BioScrip, Inc. (I)(L)	17,361	119,965
BioTelemetry, Inc. (I)	6,416	43,051
Capital Senior Living Corp. (I)	7,298	154,937
Chemed Corp. (L)	4,399	452,657
Corvel Corp. (I)	2,769	94,284
Cross Country Healthcare, Inc. (I)	7,811	72,564
ExamWorks Group, Inc. (I)	8,700	284,925
Five Star Quality Care, Inc. (I)	10,397	39,197
Gentiva Health Services, Inc. (I)	7,818	131,186
Hanger, Inc. (I)	8,897	182,566
HealthSouth Corp.	22,085	814,937
Healthways, Inc. (I)	7,926	126,975
IPC The Hospitalist Company, Inc. (I)	4,261	190,850
Kindred Healthcare, Inc.	16,180	313,892
Landauer, Inc.	2,360	77,904
LHC Group, Inc. (I)	3,104	72,013
Magellan Health Services, Inc. (I)	6,909	378,130
Molina Healthcare, Inc. (I)	7,574	320,380
MWI Veterinary Supply, Inc. (I)	3,220	477,848
National Healthcare Corp.	2,551	141,606
National Research Corp., Class A (I)	2,493	32,434
Owens & Minor, Inc. (L)	15,810	517,619
PharMerica Corp. (I)	7,497	183,152
RadNet, Inc. (I)	8,203	54,304
Select Medical Holdings Corp.	19,748	237,568
Skilled Healthcare Group, Inc., Class A (I)	5,887	38,854
Surgical Care Affiliates, Inc. (I)	3,142	83,986
Team Health Holdings, Inc. (I)	17,605	1,020,914
The Ensign Group, Inc.	5,018	174,626
The Providence Service Corp. (I)	2,874	139,044
Triple-S Management Corp., Class B (I)	6,220	123,778
Universal American Corp. (I)	10,675	85,827
US Physical Therapy, Inc.	3,067	108,541
WellCare Health Plans, Inc. (I)	11,002	663,861
		10,160,346
Health care technology - 0.5%
Castlight Health, Inc., B Shares (I)	3,252	42,081
Computer Programs & Systems, Inc.	2,796	160,742
HealthStream, Inc. (I)	5,335	128,093
HMS Holdings Corp. (I)(L)	21,977	414,266
MedAssets, Inc. (I)	15,324	317,513
Medidata Solutions, Inc. (I)	13,562	600,661
Merge Healthcare, Inc. (I)	17,767	39,087
Omnicell, Inc. (I)	9,174	250,725
Quality Systems, Inc.	12,496	172,070
Vocera Communications, Inc. (I)	5,477	44,199
		2,169,437
Life sciences tools and services - 0.5%
Accelerate Diagnostics, Inc. (I)(L)	5,707	122,586
Affymetrix, Inc. (I)(L)	18,460	147,311
Albany Molecular Research, Inc. (I)	5,946	131,228
Cambrex Corp. (I)	7,747	144,714
Enzo Biochem, Inc. (I)	8,567	44,120
Fluidigm Corp. (I)(L)	7,003	171,574
Luminex Corp. (I)	9,472	184,704
NanoString Technologies, Inc. (I)(L)	2,525	27,624
Pacific Biosciences of California, Inc. (I)	14,126	69,359
PAREXEL International Corp. (I)	14,256	899,411
Sequenom, Inc. (I)(L)	29,020	86,189
		2,028,820
Pharmaceuticals - 1.7%
AcelRx Pharmaceuticals, Inc. (I)(L)	6,165	33,846
Achaogen, Inc. (I)	1,725	15,456
Aerie Pharmaceuticals, Inc. (I)	2,578	53,339

The accompanying notes are an integral part of the financial statements.	195

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Akorn, Inc. (I)	15,621	$566,574
Alimera Sciences, Inc. (I)	6,359	34,466
Ampio Pharmaceuticals, Inc. (I)(L)	10,397	36,701
ANI Pharmaceuticals, Inc. (I)	1,676	47,397
Aratana Therapeutics, Inc. (I)(L)	6,313	63,383
Auxilium Pharmaceuticals, Inc. (I)	12,599	376,080
AVANIR Pharmaceuticals, Inc., Class A (I)	42,888	511,225
Bio-Path Holdings, Inc. (I)	17,710	35,597
BioDelivery Sciences International, Inc. (I)	10,599	181,137
Cempra, Inc. (I)(L)	5,719	62,680
Chelsea Therapeutics International, Ltd. (I)	21,039	1,683
Corcept Therapeutics, Inc. (I)	13,380	35,858
Depomed, Inc. (I)	14,533	220,756
Egalet Corp. (I)	991	5,649
Endocyte, Inc. (I)(L)	9,138	55,559
Forest Laboratories, Inc. (I)	3,580	0
Furiex Pharmaceuticals, Inc. (I)	1,752	17,117
Horizon Pharma, Inc. (I)(L)	16,207	199,022
Impax Laboratories, Inc. (I)	17,553	416,182
Intra-Cellular Therapies, Inc. (I)	4,379	60,036
Lannett Company, Inc. (I)	6,444	294,362
Nektar Therapeutics (I)	31,827	384,152
Omeros Corp. (I)(L)	8,588	109,239
Pacira Pharmaceuticals, Inc. (I)	8,936	866,077
Pain Therapeutics, Inc. (I)	9,004	35,206
Pernix Therapeutics Holdings (I)	8,582	65,910
Phibro Animal Health Corp.	3,673	82,312
POZEN, Inc. (I)	6,843	50,228
Prestige Brands Holdings, Inc. (I)	12,986	420,357
Relypsa, Inc. (I)	4,277	90,202
Repros Therapeutics, Inc. (I)	5,575	55,193
Revance Therapeutics, Inc. (I)	2,152	41,598
Sagent Pharmaceuticals, Inc. (I)	5,525	171,828
SciClone Pharmaceuticals, Inc. (I)	12,904	88,909
Sucampo Pharmaceuticals, Inc., Class A (I)	4,427	28,776
Supernus Pharmaceuticals, Inc. (I)	7,256	63,055
Tetraphase Pharmaceuticals, Inc. (I)	5,530	110,324
The Medicines Company (I)	16,295	363,704
TherapeuticsMD, Inc. (I)(L)	26,992	125,243
Theravance Biopharma, Inc. (I)	5,822	134,197
Theravance, Inc. (L)	20,645	352,823
Trius Therapeutics, Inc. (I)(L)	10,401	1,144
Vivus, Inc. (I)(L)	22,757	87,842
XenoPort, Inc. (I)	14,662	78,882
Zogenix, Inc. (I)(L)	30,455	35,023
		7,166,329
		53,819,903
Industrials - 13.4%
Aerospace and defense - 1.7%
AAR Corp.	9,926	239,713
Aerovironment, Inc. (I)	4,737	142,442
American Science & Engineering, Inc.	1,982	109,763
Astronics Corp. (I)	4,720	225,050
Astronics Corp., Class B (I)	792	37,611
Cubic Corp.	5,170	241,956
Curtiss-Wright Corp.	12,082	796,445
DigitalGlobe, Inc. (I)	18,924	539,334
Ducommun, Inc. (I)	2,716	74,446
Engility Holdings, Inc. (I)	4,429	138,052
Erickson Air-Crane, Inc. (I)	1,528	19,849
Esterline Technologies Corp. (I)	7,978	887,712
GenCorp, Inc. (I)(L)	14,884	237,697
HEICO Corp.	16,677	778,816
Kratos Defense & Security Solutions, Inc. (I)	11,237	73,715
LMI Aerospace, Inc. (I)	2,716	34,765
Moog, Inc., Class A (I)	11,151	762,728
National Presto Industries, Inc. (L)	1,232	74,795
Orbital Sciences Corp. (I)	15,189	422,254
SIFCO Industries, Inc.	641	19,294
Sparton Corp. (I)	2,512	61,921
Taser International, Inc. (I)	13,487	208,239
Teledyne Technologies, Inc. (I)	9,408	884,446
The KEYW Holding Corp. (I)(L)	8,074	89,379
		7,100,422
Air freight and logistics - 0.5%
Air Transport Services Group, Inc. (I)	13,027	94,837
Atlas Air Worldwide Holdings, Inc. (I)	6,344	209,479
Echo Global Logistics, Inc. (I)	5,836	137,438
Forward Air Corp.	7,814	350,302
Hub Group, Inc., Class A (I)	9,216	373,524
Park-Ohio Holdings Corp.	2,230	106,728
UTi Worldwide, Inc. (I)	23,039	244,905
XPO Logistics, Inc. (I)(L)	13,169	496,076
		2,013,289
Airlines - 0.3%
Allegiant Travel Company	3,457	427,493
Hawaiian Holdings, Inc. (I)(L)	11,288	151,824
JetBlue Airways Corp. (I)	62,317	661,807
Republic Airways Holdings, Inc. (I)	12,497	138,842
SkyWest, Inc.	12,891	100,292
		1,480,258
Building products - 0.7%
AAON, Inc.	10,485	178,350
American Woodmark Corp. (I)	3,083	113,639
Apogee Enterprises, Inc.	7,329	291,694
Builders FirstSource, Inc. (I)	11,427	62,277
Continental Building Products, Inc. (I)	2,898	42,311
Gibraltar Industries, Inc. (I)	7,733	105,865
Griffon Corp.	9,869	112,408
Insteel Industries, Inc.	4,571	93,980
Masonite International Corp. (I)	7,374	408,372
NCI Building Systems, Inc. (I)	7,013	136,052
Norcraft Cos, Inc. (I)	1,864	29,731
Nortek, Inc. (I)	2,306	171,797
Patrick Industries, Inc. (I)	2,022	85,652
PGT, Inc. (I)	11,930	111,188
Ply Gem Holdings, Inc. (I)	5,354	58,037
Quanex Building Products Corp.	9,482	171,529
Simpson Manufacturing Company, Inc.	10,375	302,431
Trex Company, Inc. (I)	8,419	291,045
Universal Forest Products, Inc.	5,059	216,070
		2,982,428
Commercial services and supplies - 2.1%
ABM Industries, Inc.	13,939	358,093
ACCO Brands Corp. (I)	28,651	197,692
ARC Document Solutions, Inc. (I)	10,299	83,422
Brady Corp., Class A	11,982	268,876
Casella Waste Systems, Inc., Class A (I)	9,806	37,753
Ceco Environmental Corp. (L)	5,243	70,256
Cenveo, Inc. (I)(L)	13,899	34,331
Civeo Corp.	23,534	273,230
Deluxe Corp.	12,538	691,596
Ennis, Inc.	6,690	88,107

The accompanying notes are an integral part of the financial statements.	196

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
G&K Services, Inc., Class A	4,999	$276,845
Healthcare Services Group, Inc.	17,611	503,851
Heritage-Crystal Clean, Inc. (I)	2,305	34,252
Herman Miller, Inc.	14,818	442,317
HNI Corp.	11,270	405,607
InnerWorkings, Inc. (I)	8,788	71,095
Interface, Inc.	16,654	268,796
Kimball International, Inc., Class B	8,629	129,866
Knoll, Inc.	12,251	212,065
Matthews International Corp., Class A	7,518	329,965
McGrath RentCorp.	6,482	221,684
Mobile Mini, Inc.	11,712	409,569
MSA Safety, Inc.	7,400	365,560
Multi-Color Corp.	3,109	141,397
NL Industries, Inc.	1,707	12,564
Performant Financial Corp. (I)	7,295	58,944
Quad/Graphics, Inc.	6,983	134,423
Quest Resource Holding Corp. (I)	3,214	5,528
SP Plus Corp. (I)	3,859	73,167
Steelcase, Inc., Class A	20,687	334,923
Team, Inc. (I)	5,126	194,327
Tetra Tech, Inc.	16,279	406,649
The Brink’s Company	12,148	292,038
UniFirst Corp.	3,699	357,286
United Stationers, Inc.	9,864	370,590
US Ecology, Inc.	5,426	253,720
Viad Corp.	5,156	106,471
West Corp.	9,653	284,377
		8,801,232
Construction and engineering - 0.8%
Aegion Corp. (I)	9,577	213,088
Ameresco, Inc., Class A (I)	4,981	34,120
Argan, Inc.	3,095	103,311
Comfort Systems USA, Inc.	9,391	127,248
Dycom Industries, Inc. (I)	8,502	261,096
EMCOR Group, Inc.	16,851	673,366
Furmanite Corp. (I)	9,669	65,362
Granite Construction, Inc.	9,792	311,484
Great Lakes Dredge & Dock Corp. (I)	15,169	93,744
Layne Christensen Company (I)(L)	4,989	48,443
MasTec, Inc. (I)	16,401	502,199
MYR Group, Inc. (I)	5,415	130,393
Northwest Pipe Company (I)	2,441	83,238
Orion Marine Group, Inc. (I)	6,875	68,613
Pike Corp. (I)	6,870	81,684
Primoris Services Corp.	9,527	255,705
Sterling Construction Company, Inc. (I)	4,895	37,545
Tutor Perini Corp. (I)	9,334	246,418
		3,337,057
Electrical equipment - 1.0%
AZZ, Inc.	6,406	267,579
Capstone Turbine Corp. (I)(L)	83,427	89,267
Encore Wire Corp.	5,174	191,904
EnerSys	11,755	689,313
Enphase Energy, Inc. (I)	4,585	68,729
Franklin Electric Company, Inc.	11,971	415,873
FuelCell Energy, Inc. (I)(L)	55,867	116,762
Generac Holdings, Inc. (I)(L)	17,253	699,437
General Cable Corp.	12,200	183,976
Global Power Equipment Group, Inc.	4,297	64,025
GrafTech International, Ltd. (I)	29,471	134,977
LSI Industries, Inc.	5,405	32,808
Plug Power, Inc. (I)(L)	42,180	193,606
Polypore International, Inc. (I)(L)	11,300	439,683
Powell Industries, Inc.	2,366	96,675
Power Solutions International, Inc. (I)	1,102	76,038
PowerSecure International, Inc. (I)(L)	5,577	53,428
Preformed Line Products Company	667	35,191
Revolution Lighting Technologies, Inc. (I)	8,219	13,808
Thermon Group Holdings, Inc. (I)	8,057	196,752
Vicor Corp. (I)	4,121	38,737
		4,098,568
Industrial conglomerates - 0.1%
Raven Industries, Inc.	9,096	221,942
Machinery - 3.1%
Accuride Corp. (I)	9,656	36,596
Actuant Corp., Class A	17,794	543,073
Alamo Group, Inc.	1,840	75,440
Albany International Corp., Class A	7,046	239,846
Altra Industrial Motion Corp.	6,851	199,775
American Railcar Industries, Inc. (L)	2,346	173,416
ARC Group Worldwide, Inc. (I)	768	11,996
Astec Industries, Inc.	4,729	172,467
Barnes Group, Inc.	13,587	412,365
Blount International, Inc. (I)	12,507	189,231
Briggs & Stratton Corp.	11,651	209,951
Chart Industries, Inc. (I)	7,639	466,972
CIRCOR International, Inc.	4,445	299,282
CLARCOR, Inc.	12,628	796,574
Columbus McKinnon Corp.	5,066	111,401
Commercial Vehicle Group, Inc. (I)	6,632	40,986
Douglas Dynamics, Inc.	5,643	110,039
Dynamic Materials Corp.	3,478	66,256
Energy Recovery, Inc. (I)(L)	9,670	34,232
EnPro Industries, Inc. (I)	5,694	344,658
ESCO Technologies, Inc.	6,700	233,026
Federal Signal Corp.	15,797	209,152
FreightCar America, Inc.	3,027	100,799
Global Brass & Copper Holdings, Inc.	5,358	78,602
Graham Corp.	2,525	72,594
Harsco Corp.	20,243	433,403
Hillenbrand, Inc.	15,738	486,147
Hurco Companies, Inc.	1,625	61,198
Hyster-Yale Materials Handling, Inc.	2,570	184,063
John Bean Technologies Corp.	7,291	205,096
Kadant, Inc.	2,777	108,442
LB Foster Company, Class A	2,556	117,423
Lindsay Corp. (L)	3,248	242,788
Lydall, Inc. (I)	4,275	115,468
Manitex International, Inc. (I)	3,467	39,142
Meritor, Inc. (I)	24,513	265,966
Miller Industries, Inc.	2,823	47,709
Mueller Industries, Inc.	14,217	405,753
Mueller Water Products, Inc., Class A	40,095	331,987
NN, Inc.	4,446	118,797
Omega Flex, Inc.	717	13,953
Proto Labs, Inc. (I)(L)	5,673	391,437
RBC Bearings, Inc.	5,818	329,881
Rexnord Corp. (I)	18,833	535,799
Standex International Corp.	3,198	237,100
Sun Hydraulics Corp.	5,570	209,376
Tennant Company	4,596	308,346
The ExOne Company (I)(L)	2,565	53,583
The Gorman-Rupp Company	4,726	141,969
The accompanying notes are an integral part of the financial statements.	197

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Greenbrier Companies, Inc. (L)	6,917	$507,569
Titan International, Inc. (L)	10,901	128,850
TriMas Corp. (I)	11,344	276,000
Twin Disc, Inc.	2,127	57,344
Wabash National Corp. (I)	17,331	230,849
Watts Water Technologies, Inc., Class A	7,138	415,789
Woodward, Inc.	16,618	791,349
Xerium Technologies, Inc. (I)	2,732	39,915
		13,061,220
Marine - 0.2%
Baltic Trading, Ltd.	11,967	49,543
International Shipholding Corp.	1,428	25,547
Knightsbridge Tankers, Ltd.	8,584	75,968
Matson, Inc.	10,781	269,848
Navios Maritime Holdings, Inc. (L)	19,651	117,906
Safe Bulkers, Inc. (L)	9,992	66,547
Scorpio Bulkers, Inc. (I)	33,775	196,571
Ultrapetrol Bahamas, Ltd. (I)	5,365	16,739
		818,669
Professional services - 1.3%
Acacia Research Corp. (L)	12,655	195,899
Barrett Business Services, Inc.	1,761	69,542
CBIZ, Inc. (I)	10,200	80,274
CDI Corp.	3,531	51,270
Corporate Resource Services, Inc. (I)	4,409	6,614
CRA International, Inc. (I)	2,516	63,982
Exponent, Inc.	3,277	232,274
Franklin Covey Company (I)	2,786	54,578
FTI Consulting, Inc. (I)	10,241	358,025
GP Strategies Corp. (I)	3,770	108,274
Heidrick & Struggles International, Inc.	4,516	92,759
Hill International, Inc. (I)	7,776	31,104
Huron Consulting Group, Inc. (I)	5,901	359,784
ICF International, Inc. (I)	5,046	155,366
Insperity, Inc.	5,685	155,428
Kelly Services, Inc., Class A	6,837	107,136
Kforce, Inc.	6,750	132,098
Korn/Ferry International (I)	12,470	310,503
Mistras Group, Inc. (I)	4,063	82,885
Navigant Consulting, Inc. (I)	12,362	171,955
On Assignment, Inc. (I)	13,623	365,778
Paylocity Holding Corp. (I)(L)	2,003	39,359
Pendrell Corp. (I)	41,472	55,572
Resources Connection, Inc.	9,660	134,660
RPX Corp. (I)	13,286	182,417
The Advisory Board Company (I)	9,173	427,370
The Corporate Executive Board Company	8,470	508,793
Trinet Group, Inc. (I)	3,954	101,816
TrueBlue, Inc. (I)	10,363	261,769
VSE Corp.	1,036	50,785
WageWorks, Inc. (I)	8,803	400,801
		5,348,870
Road and rail - 0.6%
ArcBest Corp.	6,520	243,196
Celadon Group, Inc.	5,241	101,937
Heartland Express, Inc.	13,569	325,113
Knight Transportation, Inc.	14,915	408,522
Marten Transport, Ltd.	6,069	108,089
P.A.M. Transportation Services, Inc. (I)	805	29,181
Patriot Transportation Holding, Inc. (I)	1,668	56,579
Quality Distribution, Inc. (I)	6,860	87,671
Roadrunner Transportation Systems, Inc. (I)	6,944	158,254
Saia, Inc. (I)	6,193	306,925
Swift Transportation Company (I)	21,319	447,273
Universal Truckload Services, Inc.	1,642	39,819
USA Truck, Inc. (I)	1,567	27,470
Werner Enterprises, Inc.	11,274	284,105
YRC Worldwide, Inc. (I)	7,855	159,614
		2,783,748
Trading companies and distributors - 0.9%
Aceto Corp.	7,297	140,978
Aircastle, Ltd.	16,192	264,901
Applied Industrial Technologies, Inc.	10,460	477,499
Beacon Roofing Supply, Inc. (I)	12,354	314,780
CAI International, Inc. (I)	4,110	79,529
DXP Enterprises, Inc. (I)	3,226	237,692
General Finance Corp. (I)	2,774	24,605
H&E Equipment Services, Inc.	7,840	315,795
Houston Wire & Cable Company	4,441	53,203
Kaman Corp.	6,826	268,262
Rush Enterprises, Inc., Class A (I)	8,633	288,774
Stock Building Supply Holdings, Inc. (I)	3,566	56,022
TAL International Group, Inc. (I)(L)	8,521	351,491
Textainer Group Holdings, Ltd.	5,401	168,079
Titan Machinery, Inc. (I)(L)	4,251	55,220
Watsco, Inc.	6,471	557,671
		3,654,501
Transportation infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (I)	13,230	230,202
		55,932,406
Information technology - 17.3%
Communications equipment - 1.6%
ADTRAN, Inc.	14,141	290,315
Alliance Fiber Optic Products, Inc.	3,043	37,824
Applied Optoelectronics, Inc. (I)	3,605	58,041
Aruba Networks, Inc. (I)	26,772	577,740
Bel Fuse, Inc., Class B	2,515	62,221
Black Box Corp.	3,937	91,811
CalAmp Corp. (I)	9,116	160,624
Calix, Inc. (I)	10,409	99,614
Ciena Corp. (I)	26,333	440,288
Clearfield, Inc. (I)(L)	2,758	35,109
Comtech Telecommunications Corp.	3,885	144,328
Digi International, Inc. (I)	6,115	45,863
Emulex Corp. (I)	19,644	97,041
Extreme Networks, Inc. (I)	23,949	114,716
Finisar Corp. (I)(L)	24,262	403,477
Harmonic, Inc. (I)	23,465	148,768
Infinera Corp. (I)	30,533	325,787
InterDigital, Inc.	10,141	403,815
Ixia (I)	14,564	133,115
KVH Industries, Inc. (I)	3,977	45,020
NETGEAR, Inc. (I)	9,158	286,188
Numerex Corp., Class A (I)	3,669	38,451
Oclaro, Inc. (I)(L)	23,283	33,295
Oplink Communications, Inc.	4,708	79,189
Parkervision, Inc. (I)(L)	24,325	27,731
Plantronics, Inc.	10,662	509,430
Polycom, Inc. (I)	34,633	425,466
Procera Networks, Inc. (I)(L)	5,198	49,797
Ruckus Wireless, Inc. (I)	16,259	217,220
ShoreTel, Inc. (I)	15,499	103,068

The accompanying notes are an integral part of the financial statements.	198

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Sonus Networks, Inc. (I)	61,968	$211,931
Tessco Technologies, Inc.	1,481	42,934
Ubiquiti Networks, Inc. (I)(L)	7,465	280,161
ViaSat, Inc. (I)(L)	10,372	571,705
		6,592,083
Electronic equipment, instruments and components - 2.6%
Agilysys, Inc. (I)	3,681	43,178
Anixter International, Inc.	6,809	577,676
Badger Meter, Inc.	3,643	183,789
Belden, Inc.	10,927	699,547
Benchmark Electronics, Inc. (I)	13,507	299,990
Checkpoint Systems, Inc. (I)	10,457	127,889
Cognex Corp. (I)	21,767	876,557
Coherent, Inc. (I)	6,249	383,501
Control4 Corp. (I)(L)	2,829	36,579
CTS Corp.	8,592	136,527
CUI Global, Inc. (I)(L)	5,055	36,598
Daktronics, Inc.	9,454	116,190
DTS, Inc. (I)	4,254	107,414
Electro Rent Corp.	4,086	56,264
Electro Scientific Industries, Inc.	6,156	41,799
Fabrinet (I)	8,927	130,334
FARO Technologies, Inc. (I)	4,345	220,509
FEI Company	10,592	798,849
GSI Group, Inc. (I)	7,780	89,392
II-VI, Inc. (I)	13,172	155,034
Insight Enterprises, Inc. (I)	10,278	232,591
InvenSense, Inc. (I)(L)	17,819	351,569
Itron, Inc. (I)	9,858	387,518
KEMET Corp. (I)	11,394	46,943
Littelfuse, Inc.	5,640	480,415
Maxwell Technologies, Inc. (I)	7,554	65,871
Measurement Specialties, Inc. (I)	4,001	342,526
Mercury Systems, Inc. (I)	8,444	92,968
Mesa Laboratories, Inc.	734	42,411
Methode Electronics, Inc.	9,504	350,412
MTS Systems Corp.	3,799	259,320
Multi-Fineline Electronix, Inc. (I)	2,261	21,140
Newport Corp. (I)	10,022	177,590
OSI Systems, Inc. (I)	4,999	317,337
Park Electrochemical Corp.	5,181	122,013
PC Connection, Inc.	2,481	53,267
Plexus Corp. (I)	8,500	313,905
RealD, Inc. (I)(L)	9,911	92,866
Rofin-Sinar Technologies, Inc. (I)	6,985	161,074
Rogers Corp. (I)	4,540	248,610
Sanmina Corp. (I)	20,633	430,404
ScanSource, Inc. (I)	7,186	248,564
Speed Commerce, Inc. (I)	12,246	33,677
SYNNEX Corp. (I)	7,142	461,587
TTM Technologies, Inc. (I)	13,684	93,188
Universal Display Corp. (I)(L)	10,179	332,243
Viasystems Group, Inc. (I)	1,305	20,489
Vishay Precision Group, Inc. (I)	3,198	47,778
		10,945,892
Internet software and services - 2.5%
Aerohive Networks, Inc. (I)	2,394	19,200
Amber Road, Inc. (I)	2,250	39,015
Angie’s List, Inc. (I)(L)	10,726	68,325
Bankrate, Inc. (I)	16,795	190,791
Bazaarvoice, Inc. (I)(L)	12,249	90,520
Benefitfocus, Inc. (I)(L)	1,210	32,597
Blucora, Inc. (I)	10,676	162,702
Borderfree, Inc. (I)	1,512	19,505
Brightcove, Inc. (I)	7,988	44,573
Carbonite, Inc. (I)	4,461	45,681
Care.com, Inc. (I)	1,669	13,602
ChannelAdvisor Corp. (I)	5,304	86,986
comScore, Inc. (I)	8,694	316,549
Constant Contact, Inc. (I)	7,867	213,510
Conversant, Inc. (I)	16,803	575,503
Cornerstone OnDemand, Inc. (I)	13,329	458,651
Cvent, Inc. (I)(L)	4,509	114,393
Dealertrack Technologies, Inc. (I)	13,433	583,127
Demand Media, Inc. (I)	2,029	17,957
Demandware, Inc. (I)	7,535	383,682
Dice Holdings, Inc. (I)	9,723	81,479
Digital River, Inc. (I)	8,054	116,944
E2open, Inc. (I)(L)	5,766	53,681
Earthlink Holdings Corp.	25,747	88,055
Endurance International
Group Holdings, Inc. (I)(L)	7,574	123,229
Envestnet, Inc. (I)	8,560	385,200
Everyday Health, Inc. (I)(L)	1,767	24,685
Five9, Inc. (I)(L)	3,082	20,156
Global Eagle Entertainment, Inc. (I)	9,627	108,015
Gogo, Inc. (I)(L)	14,017	236,327
GrubHub, Inc. (I)(L)	2,202	75,396
GTT Communications, Inc. (I)	3,550	42,281
Internap Network Services Corp. (I)	13,622	93,992
IntraLinks Holdings, Inc. (I)	9,875	79,988
j2 Global, Inc. (L)	11,928	588,766
Limelight Networks, Inc. (I)	15,194	35,478
Liquidity Services, Inc. (I)	6,176	84,920
LivePerson, Inc. (I)	13,603	171,262
LogMeIn, Inc. (I)	6,087	280,428
Marchex, Inc., Class B	8,150	33,823
Marin Software, Inc. (I)(L)	6,633	57,044
Marketo, Inc. (I)(L)	6,406	206,914
Millennial Media, Inc. (I)(L)	18,363	34,155
Monster Worldwide, Inc. (I)	23,019	126,605
Move, Inc. (I)	9,934	208,217
NIC, Inc.	16,326	281,134
OPOWER, Inc. (I)	1,955	36,871
Perficient, Inc. (I)	8,731	130,878
Q2 Holdings, Inc. (I)	2,492	34,888
QuinStreet, Inc. (I)	8,760	36,354
RealNetworks, Inc. (I)	5,816	40,421
Reis, Inc.	2,067	48,761
Rightside Group, Ltd. (I)	2,094	20,417
Rocket Fuel, Inc. (I)(L)	4,478	70,752
SciQuest, Inc. (I)	6,765	101,746
Shutterstock, Inc. (I)(L)	3,822	272,814
SPS Commerce, Inc. (I)	4,036	214,513
Stamps.com, Inc. (I)	3,570	113,383
TechTarget, Inc. (I)	4,177	35,880
Textura Corp. (I)(L)	4,680	123,552
Travelzoo, Inc. (I)	1,864	28,892
Tremor Video, Inc. (I)(L)	8,429	19,724
TrueCar, Inc. (I)(L)	2,003	35,954
Trulia, Inc. (I)(L)	9,259	452,765
Unwired Planet, Inc. (I)	24,589	45,736
Vistaprint NV (I)(L)	8,350	457,497
Web.com Group, Inc. (I)	13,049	260,458
WebMD Health Corp. (I)(L)	9,761	408,107

The accompanying notes are an integral part of the financial statements.	199

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Wix.com, Ltd. (I)(L)	3,481	$56,566
XO Group, Inc. (I)	6,771	75,903
Xoom Corp. (I)	7,818	171,605
Yume, Inc. (I)	4,582	22,910
Zix Corp. (I)	14,883	50,900
		10,483,290
IT services - 2.4%
Acxiom Corp. (I)	19,293	319,299
Blackhawk Network Holdings, Inc. (I)(L)	13,254	429,430
CACI International, Inc., Class A (I)	5,889	419,709
Cardtronics, Inc. (I)	11,167	393,078
Cass Information Systems, Inc.	2,931	121,343
CIBER, Inc. (I)	19,471	66,786
Computer Task Group, Inc.	3,775	41,903
Convergys Corp.	25,426	453,091
CSG Systems International, Inc.	8,539	224,405
Datalink Corp. (I)	4,939	52,502
EPAM Systems, Inc. (I)	8,926	390,870
Euronet Worldwide, Inc. (I)	12,772	610,374
EVERTEC, Inc.	16,457	367,649
ExlService Holdings, Inc. (I)	8,222	200,699
Forrester Research, Inc.	2,714	100,038
Global Cash Access Holdings, Inc. (I)	16,526	111,551
Heartland Payment Systems, Inc.	8,981	428,573
Higher One Holdings, Inc. (I)	8,541	21,096
iGATE Corp. (I)	9,268	340,321
Information Services Group, Inc. (I)	8,182	31,092
Lionbridge Technologies, Inc. (I)	16,294	73,323
Luxoft Holding, Inc. (I)(L)	1,968	73,210
ManTech International Corp., Class A	6,067	163,506
MAXIMUS, Inc.	16,966	680,846
ModusLink Global Solutions, Inc. (I)(L)	9,338	33,337
MoneyGram International, Inc. (I)	7,408	92,896
NeuStar, Inc., Class A (I)(L)	14,063	349,184
PRGX Global, Inc. (I)	6,938	40,657
Sapient Corp. (I)	28,729	402,206
Science Applications International Corp.	10,531	465,786
ServiceSource International, Inc. (I)(L)	16,809	54,293
Sykes Enterprises, Inc. (I)	9,932	198,441
Syntel, Inc. (I)	3,886	341,735
TeleTech Holdings, Inc. (I)	4,426	108,791
The Hackett Group, Inc.	6,273	37,387
Unisys Corp. (I)	12,822	300,163
Virtusa Corp. (I)	6,566	233,487
WEX, Inc. (I)	9,712	1,071,428
		9,844,485
Semiconductors and semiconductor equipment - 3.7%
Advanced Energy Industries, Inc. (I)	10,214	191,921
Alpha & Omega Semiconductor, Ltd. (I)	5,501	51,709
Ambarella, Inc. (I)(L)	7,222	315,385
Amkor Technology, Inc. (I)	21,535	181,109
Applied Micro Circuits Corp. (I)	19,299	135,093
Audience, Inc. (I)(L)	3,478	25,737
Axcelis Technologies, Inc. (I)	27,575	54,874
Brooks Automation, Inc.	16,763	176,179
Cabot Microelectronics Corp. (I)	6,068	251,519
Cascade Microtech, Inc. (I)	3,115	31,555
Cavium, Inc. (I)	13,250	658,923
CEVA, Inc. (I)	5,267	70,788
Cirrus Logic, Inc. (I)	15,565	324,530
Cohu, Inc.	6,351	76,021
Cypress Semiconductor Corp. (I)(L)	39,569	390,744
Diodes, Inc. (I)	9,141	218,653
DSP Group, Inc. (I)	5,583	49,521
Entegris, Inc. (I)	34,907	401,431
Entropic Communications, Inc. (I)	22,352	59,456
Exar Corp. (I)	9,811	87,808
Fairchild Semiconductor International, Inc. (I)	31,334	486,617
FormFactor, Inc. (I)	13,679	98,078
GT Advanced Technologies, Inc. (I)(L)	34,202	370,408
Inphi Corp. (I)	7,895	113,530
Integrated Device Technology, Inc. (I)	33,497	534,277
Integrated Silicon Solution, Inc.	7,596	104,369
International Rectifier Corp. (I)	17,872	701,297
Intersil Corp., Class A	32,294	458,898
IXYS Corp.	6,123	64,292
Kopin Corp. (I)	16,609	56,471
Lattice Semiconductor Corp. (I)	29,513	221,348
M/A-COM Technology
Solutions Holdings, Inc. (I)	3,055	66,721
MaxLinear, Inc., Class A (I)	6,804	46,812
Micrel, Inc.	11,048	132,907
Microsemi Corp. (I)	23,818	605,215
MKS Instruments, Inc.	13,415	447,793
Monolithic Power Systems, Inc.	9,682	426,492
Nanometrics, Inc. (I)	5,994	90,509
NVE Corp. (I)	1,215	78,416
OmniVision Technologies, Inc. (I)	14,063	372,107
PDF Solutions, Inc. (I)	7,623	96,126
Peregrine Semiconductor Corp. (I)	6,972	86,244
Pericom Semiconductor Corp. (I)	5,598	54,525
Photronics, Inc. (I)	15,263	122,867
PMC-Sierra, Inc. (I)	43,507	324,562
Power Integrations, Inc.	7,629	411,279
QuickLogic Corp. (I)(L)	13,999	41,857
Rambus, Inc. (I)	28,526	356,004
RF Micro Devices, Inc. (I)	71,749	827,983
Rubicon Technology, Inc. (I)	6,849	29,108
Rudolph Technologies, Inc. (I)	8,343	75,504
Semtech Corp. (I)	16,863	457,830
Silicon Image, Inc. (I)	19,676	99,167
Silicon Laboratories, Inc. (I)	10,899	442,935
Spansion, Inc., Class A (I)	15,140	345,041
Synaptics, Inc. (I)	9,031	661,069
Tessera Technologies, Inc.	13,408	356,385
TriQuint Semiconductor, Inc. (I)	42,958	819,209
Ultra Clean Holdings, Inc. (I)	7,365	65,917
Ultratech, Inc. (I)	6,980	158,795
Veeco Instruments, Inc. (I)	10,046	351,108
Vitesse Semiconductor Corp. (I)	13,916	50,098
Xcerra Corp. (I)	11,946	116,951
		15,580,077
Software - 4.1%
A10 Networks, Inc. (I)	3,382	30,810
ACI Worldwide, Inc. (I)	28,521	535,054
Actuate Corp. (I)	11,520	44,928
Advent Software, Inc.	12,898	407,061
American Software, Inc., Class A	6,177	54,481
Aspen Technology, Inc. (I)	23,082	870,653
AVG Technologies NV (I)	8,734	144,810
Barracuda Networks, Inc. (I)	1,995	51,172
Blackbaud, Inc.	11,570	454,585
Bottomline Technologies, Inc. (I)	9,869	272,286
BroadSoft, Inc. (I)	7,231	152,140
Callidus Software, Inc. (I)	11,632	139,817

The accompanying notes are an integral part of the financial statements.	200

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
CommVault Systems, Inc. (I)	11,831	$596,282
Compuware Corp.	55,068	584,271
Comverse, Inc. (I)	5,590	124,825
Covisint Corp. (I)	1,916	7,951
Cyan, Inc. (I)	6,949	21,681
Digimarc Corp.	1,629	33,737
Ebix, Inc. (L)	7,660	108,619
Ellie Mae, Inc. (I)	7,072	230,547
EnerNOC, Inc. (I)	6,750	114,480
Epiq Systems, Inc.	7,785	136,705
ePlus, Inc. (I)	1,298	72,753
Fair Isaac Corp.	8,055	443,831
FleetMatics Group PLC (I)(L)	9,342	284,931
Gigamon, Inc. (I)(L)	5,895	61,721
Glu Mobile, Inc. (I)(L)	22,541	116,537
Guidance Software, Inc. (I)(L)	4,483	30,171
Guidewire Software, Inc. (I)	17,036	755,376
Imperva, Inc. (I)(L)	5,503	158,101
Infoblox, Inc. (I)	13,544	199,774
Interactive Intelligence Group, Inc. (I)	4,200	175,560
Jive Software, Inc. (I)	10,439	60,859
Kofax Ltd. (I)(L)	18,592	143,902
Manhattan Associates, Inc. (I)	18,997	634,880
Mavenir Systems, Inc. (I)	2,851	35,809
Mentor Graphics Corp.	24,275	497,516
MicroStrategy, Inc., Class A (I)	2,275	297,661
Model N, Inc. (I)	4,763	46,963
Monotype Imaging Holdings, Inc.	9,903	280,453
NetScout Systems, Inc. (I)	9,134	418,337
Park City Group, Inc. (I)(L)	2,397	23,634
Paycom Software, Inc. (I)	1,633	27,042
Pegasystems, Inc.	8,915	170,366
Progress Software Corp. (I)	12,903	308,511
Proofpoint, Inc. (I)	9,279	344,622
PROS Holdings, Inc. (I)	5,936	149,587
QAD, Inc., Class A	1,535	28,582
Qlik Technologies, Inc. (I)	22,477	607,778
Qualys, Inc. (I)	5,016	133,426
Rally Software Development Corp. (I)(L)	6,252	75,087
RealPage, Inc. (I)(L)	12,862	199,361
Rosetta Stone, Inc. (I)	5,296	42,633
Sapiens International Corp. NV (I)(L)	6,144	45,466
Seachange International, Inc. (I)	8,519	59,292
Silver Spring Networks, Inc. (I)(L)	8,584	82,836
SS&C Technologies Holdings, Inc. (I)	17,074	749,378
Synchronoss Technologies, Inc. (I)	8,845	404,924
Take-Two Interactive Software, Inc. (I)	20,931	482,878
Tangoe, Inc. (I)	9,765	132,316
TeleCommunication Systems, Inc., Class A (I)	12,108	33,781
Telenav, Inc. (I)	6,844	45,855
The Rubicon Project, Inc. (I)(L)	1,989	23,331
The Ultimate Software Group, Inc. (I)	7,107	1,005,712
TiVo, Inc. (I)	28,799	368,483
Tyler Technologies, Inc. (I)	8,275	731,510
Varonis Systems, Inc. (I)(L)	1,271	26,818
VASCO Data Security International, Inc. (I)	7,380	138,596
Verint Systems, Inc. (I)	14,992	833,705
VirnetX Holding Corp. (I)	10,588	63,528
Vringo, Inc. (I)(L)	19,236	18,182
Zendesk, Inc. (I)	2,849	61,510
		17,250,760
Technology hardware, storage and peripherals - 0.4%
Cray, Inc. (I)(L)	10,231	268,461
Dot Hill Systems Corp. (I)	14,517	54,874
Eastman Kodak Company (I)	4,397	96,602
Electronics For Imaging, Inc. (I)	11,679	515,861
Immersion Corp. (I)	7,305	62,677
Intevac, Inc. (I)	5,892	39,300
Nimble Storage, Inc. (I)	2,312	60,043
QLogic Corp. (I)	21,874	200,366
Quantum Corp. (I)(L)	55,132	63,953
Silicon Graphics International Corp. (I)	8,452	78,012
Super Micro Computer, Inc. (I)	8,652	254,542
Violin Memory, Inc. (I)	19,641	95,652
		1,790,343
		72,486,930
Materials - 4.8%
Chemicals - 2.2%
A. Schulman, Inc.	7,311	264,366
Advanced Emissions Solutions, Inc. (I)	5,364	114,092
American Vanguard Corp. (L)	7,213	80,786
Axiall Corp.	17,531	627,785
Balchem Corp.	7,623	431,233
Calgon Carbon Corp. (I)	13,344	258,607
Chase Corp.	1,686	52,468
Chemtura Corp. (I)	22,706	529,731
Ferro Corp. (I)	18,097	262,226
Flotek Industries, Inc. (I)	13,422	349,912
FutureFuel Corp.	5,556	66,061
Hawkins, Inc.	2,656	95,510
HB Fuller Company	12,552	498,314
Innophos Holdings, Inc.	5,479	301,838
Innospec, Inc.	6,104	219,134
Intrepid Potash, Inc. (I)(L)	14,042	216,949
KMG Chemicals, Inc.	2,387	38,860
Koppers Holdings, Inc.	5,097	169,017
Kraton Performance Polymers, Inc. (I)	8,125	144,706
Kronos Worldwide, Inc.	5,368	73,971
Landec Corp. (I)	6,710	82,198
LSB Industries, Inc. (I)	4,810	171,765
Marrone Bio Innovations, Inc. (I)	3,523	9,371
Minerals Technologies, Inc.	8,642	533,298
Olin Corp.	19,803	500,026
OM Group, Inc.	8,083	209,754
OMNOVA Solutions, Inc. (I)	11,869	63,737
PolyOne Corp.	23,592	839,403
Quaker Chemical Corp.	3,333	238,943
Rentech, Inc. (I)	56,303	96,278
Senomyx, Inc. (I)(L)	10,460	85,772
Sensient Technologies Corp.	12,391	648,669
Stepan Company	4,859	215,642
Taminco Corp. (I)	7,189	187,633
Trecora Resources (I)	4,919	60,897
Tredegar Corp.	6,287	115,744
Tronox, Ltd., Class A	15,404	401,274
Zep, Inc.	5,757	80,713
		9,336,683
Construction materials - 0.1%
Headwaters, Inc. (I)	18,325	229,796
U.S. Concrete, Inc. (I)(L)	3,624	94,731
United States Lime & Minerals, Inc.	494	28,716
		353,243
Containers and packaging - 0.4%
AEP Industries, Inc. (I)	1,022	38,703

The accompanying notes are an integral part of the financial statements.	201

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Berry Plastics Group, Inc. (I)	22,544	$569,011
Graphic Packaging Holding Company (I)	81,935	1,018,452
Myers Industries, Inc.	6,991	123,321
UFP Technologies, Inc. (I)	1,520	33,410
		1,782,897
Metals and mining - 1.4%
AK Steel Holding Corp. (I)(L)	34,291	274,671
Allied Nevada Gold Corp. (I)(L)	25,720	85,133
AM Castle & Company (I)(L)	4,727	40,369
Ampco-Pittsburgh Corp.	2,088	41,760
Century Aluminum Company (I)	12,895	334,883
Coeur Mining, Inc. (I)	26,102	129,466
Commercial Metals Company	29,527	504,026
Globe Specialty Metals, Inc.	16,030	291,586
Gold Resource Corp. (L)	9,488	48,579
Handy & Harman, Ltd. (I)	1,223	32,116
Haynes International, Inc.	3,075	141,419
Hecla Mining Company (L)	86,105	213,540
Horsehead Holding Corp. (I)	12,594	208,179
Kaiser Aluminum Corp.	4,523	344,743
Materion Corp.	5,102	156,478
Molycorp, Inc. (I)(L)	45,911	54,634
Noranda Aluminum Holding Corp.	11,144	50,371
Olympic Steel, Inc.	2,294	47,188
RTI International Metals, Inc. (I)	7,703	189,956
Schnitzer Steel Industries, Inc., Class A	6,605	158,850
Stillwater Mining Company (I)(L)	30,047	451,606
SunCoke Energy, Inc. (I)	17,501	392,897
U.S. Silica Holdings, Inc.	13,478	842,510
Universal Stainless & Alloy Products, Inc. (I)	1,777	46,842
Walter Energy, Inc. (L)	17,020	39,827
Worthington Industries, Inc.	12,902	480,212
		5,601,841
Paper and forest products - 0.7%
Boise Cascade Company (I)	9,873	297,572
Clearwater Paper Corp. (I)	5,115	307,463
Deltic Timber Corp.	2,758	171,879
KapStone Paper and Packaging Corp. (I)	21,194	592,796
Louisiana-Pacific Corp. (I)(L)	35,382	480,841
Neenah Paper, Inc.	4,170	223,012
PH Glatfelter Company	10,867	238,531
Resolute Forest Products, Inc. (I)	16,353	255,761
Schweitzer-Mauduit International, Inc.	7,646	315,856
Wausau Paper Corp.	10,589	83,971
		2,967,682
		20,042,346
Telecommunication services - 0.8%
Diversified telecommunication services - 0.7%
8x8, Inc. (I)	22,370	149,432
Atlantic Tele-Network, Inc.	2,357	127,042
Cincinnati Bell, Inc. (I)	52,925	178,357
Cogent Communications Group, Inc.	11,679	392,531
Consolidated
Communications Holdings, Inc. (L)	10,115	253,381
Enventis Corp.	3,441	62,557
FairPoint Communications, Inc. (I)	5,227	79,294
General Communication, Inc., Class A (I)	8,885	96,935
Globalstar, Inc. (I)(L)	68,907	252,200
Hawaiian Telcom Holdco, Inc. (I)(L)	2,626	67,462
IDT Corp., Class B	4,097	65,798
inContact, Inc. (I)	15,459	134,416
Inteliquent, Inc.	7,994	99,525
Intelsat SA (I)	6,845	117,323
Iridium Communications, Inc. (I)(L)	20,428	180,788
Lumos Networks Corp.	4,597	74,701
magicJack VocalTec, Ltd. (I)(L)	4,536	44,680
ORBCOMM, Inc. (I)	11,167	64,210
Premiere Global Services, Inc. (I)	12,036	144,071
Vonage Holdings Corp. (I)	43,902	143,999
		2,728,702
Wireless telecommunication services - 0.1%
Boingo Wireless, Inc. (I)	5,851	41,718
Leap Wireless International, Inc. (I)	14,224	35,844
NTELOS Holdings Corp.	4,277	45,507
RingCentral, Inc., Class A (I)(L)	6,895	87,635
Shenandoah Telecommunications Company	6,023	149,431
Spok Holdings, Inc.	5,451	70,918
		431,053
		3,159,755
Utilities - 3.1%
Electric utilities - 1.2%
ALLETE, Inc.	10,619	471,377
Cleco Corp.	15,132	728,606
El Paso Electric Company	10,056	367,547
IDACORP, Inc.	12,609	675,968
MGE Energy, Inc.	8,678	323,342
NRG Yield, Inc., Class A (L)	5,970	280,889
Otter Tail Corp.	9,168	244,511
PNM Resources, Inc.	19,978	497,652
Portland General Electric Company	19,605	629,713
The Empire District Electric Company	10,910	263,477
UIL Holdings Corp.	14,176	501,830
Unitil Corp.	3,484	108,318
		5,093,230
Gas utilities - 1.0%
Chesapeake Utilities Corp.	3,648	151,976
New Jersey Resources Corp.	10,563	533,537
Northwest Natural Gas Company (L)	6,805	287,511
ONE Gas, Inc.	13,031	446,312
Piedmont Natural Gas Company, Inc. (L)	19,532	654,908
South Jersey Industries, Inc.	8,269	441,234
Southwest Gas Corp.	11,655	566,200
The Laclede Group, Inc.	10,815	501,816
WGL Holdings, Inc.	13,014	548,150
		4,131,644
Independent power and renewable electricity producers - 0.3%
Atlantic Power Corp. (L)	29,556	70,343
Dynegy, Inc. (I)	25,161	726,146
Ormat Technologies, Inc.	4,463	117,243
Pattern Energy Group, Inc. (L)	9,891	305,830
		1,219,562
Multi-utilities - 0.4%
Avista Corp.	15,078	460,331
Black Hills Corp.	11,189	535,729
NorthWestern Corp.	9,809	444,936
		1,440,996
Water utilities - 0.2%
American States Water Company	9,756	296,778
Artesian Resources Corp., Class A	1,958	39,434
California Water Service Group	11,977	268,764

The accompanying notes are an integral part of the financial statements.	202

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Connecticut Water Service, Inc.	2,735	$88,888
Middlesex Water Company	4,020	78,792
SJW Corp.	3,922	105,384
York Water Company	3,265	65,300
		943,340
		12,828,772
TOTAL COMMON STOCKS (Cost $292,531,716)		$402,418,367

RIGHTS - 0.0%
Cubist Pharmaceuticals, Inc. (Expiration Date:
12/31/2016; Strike Price: $10.75) (I)	12,814	1,410
TOTAL RIGHTS (Cost $28,479)		$1,410

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016; Strike Price: $8.50) (I)(L)	4,505	2,838
TOTAL WARRANTS (Cost $0)		$2,838

SECURITIES LENDING COLLATERAL - 12.3%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	5,145,903	51,495,566
TOTAL SECURITIES LENDING
COLLATERAL (Cost $50,713,555)		$51,495,566

SHORT-TERM INVESTMENTS - 3.1%
Repurchase agreement - 3.1%
Repurchase Agreement with State Street Corp.
dated 09/30/2014 at 0.000% to be
repurchased at $12,976,000 on 10/01/2014,
collateralized by $11,820,000 U.S. Treasury
Bonds, 3.750% due 11/15/2043 (valued at
$13,238,400, including interest)	$12,976,000	$12,976,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,976,000)		$12,976,000
Total Investments (Small Cap Index Trust)
(Cost $356,249,750) - 111.7%		$466,894,181
Other assets and liabilities, net - (11.7%)		(48,940,918)
TOTAL NET ASSETS - 100.0%		$417,953,263

Small Cap Opportunities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.0%
Consumer discretionary - 11.2%
Auto components - 0.4%
Cooper Tire & Rubber Company	843	$24,194
Dana Holding Corp.	918	17,598
Federal-Mogul Holdings Corp. (I)	840	12,491
Fuel Systems Solutions, Inc. (I)	778	6,932
Lear Corp.	5,766	498,240
Modine Manufacturing Company (I)	6,862	81,452
Motorcar Parts of America, Inc. (I)	1,238	33,686
Shiloh Industries, Inc. (I)	1,515	25,770
Spartan Motors, Inc.	7,540	35,212
Standard Motor Products, Inc.	3,972	136,756
Stoneridge, Inc. (I)	3,538	39,873
Strattec Security Corp.	924	75,167
Superior Industries International, Inc.	6,173	108,213
Sypris Solutions, Inc.	1,826	6,008
		1,101,592
Automobiles - 0.5%
Thor Industries, Inc.	25,942	1,336,013
Distributors - 0.1%
Core-Mark Holding Company, Inc.	3,952	209,614
VOXX International Corp. (I)	5,131	47,718
Weyco Group, Inc.	1,316	33,045
		290,377
Diversified consumer services - 0.8%
Apollo Education Group, Inc. (I)	3,452	86,818
Ascent Capital Group, Inc., Class A (I)	3,168	190,714
Bridgepoint Education, Inc. (I)	3,463	38,647
Career Education Corp. (I)	16,001	81,285
Carriage Services, Inc.	1,797	31,142
DeVry Education Group, Inc.	14,290	611,755
Graham Holdings Company, Class B	1,033	722,676
Lincoln Educational Services Corp.	1,100	3,091
National American University Holdings, Inc.	4,665	14,275
Regis Corp.	8,945	142,762
Service Corp. International	8,314	175,758
Steiner Leisure, Ltd. (I)	996	37,440
Universal Technical Institute, Inc.	3,087	28,863
		2,165,226
Hotels, restaurants and leisure - 3.0%
Ambassadors Group, Inc. (I)	4,023	14,885
Ark Restaurants Corp.	64	1,437
Belmond, Ltd., Class A (I)	12,313	143,570
Biglari Holdings, Inc. (I)	376	127,750
BJ’s Restaurants, Inc. (I)	2,755	99,152
Bob Evans Farms, Inc. (L)	4,178	197,787
Canterbury Park Holding Corp. (I)	200	2,042
Churchill Downs, Inc.	2,448	238,680
Cracker Barrel Old Country Store, Inc.	12,362	1,275,635
Darden Restaurants, Inc. (L)	6,325	325,485
DineEquity, Inc.	2,804	228,778
Dover Downs Gaming & Entertainment, Inc. (I)	2,170	2,148
Dover Motorsports, Inc.	400	924
Eldorado Resorts, Inc. (I)	3,164	13,447
Frisch’s Restaurants, Inc.	1,329	37,611
Gaming Partners International Corp. (I)	800	6,752
International Speedway Corp., Class A	4,386	138,773
Isle of Capri Casinos, Inc. (I)	1,807	13,553
Life Time Fitness, Inc. (I)	1,046	52,760
Luby’s, Inc. (I)	6,251	33,255
Marriott Vacations Worldwide Corp. (I)	7,054	447,294
Monarch Casino & Resort, Inc. (I)	1,278	15,221
Papa John’s International, Inc.	35,366	1,414,286
Penn National Gaming, Inc. (I)	16,888	189,314
RCI Hospitality Holdings, Inc. (I)	2,439	26,878
Red Lion Hotels Corp. (I)	3,000	17,070
Red Robin Gourmet Burgers, Inc. (I)	21,857	1,243,663
Ruby Tuesday, Inc. (I)	9,400	55,366
Sonic Corp. (I)	56,116	1,254,754
Speedway Motorsports, Inc.	7,031	119,949
The Marcus Corp.	3,816	60,293
The Wendy’s Company	50,737	419,088
		8,217,600

The accompanying notes are an integral part of the financial statements.	203

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables - 1.3%
Bassett Furniture Industries, Inc.	2,333	$31,869
Beazer Homes USA, Inc. (I)	64,852	1,088,217
Cavco Industries, Inc. (I)	606	41,208
CSS Industries, Inc.	976	23,668
D.R. Horton, Inc.	2,151	44,139
Emerson Radio Corp.	4,869	9,641
Ethan Allen Interiors, Inc. (L)	1,271	28,979
Flexsteel Industries, Inc.	1,750	59,028
Helen of Troy, Ltd. (I)	6,044	317,431
Hooker Furniture Corp.	2,555	38,862
La-Z-Boy, Inc.	59,770	1,182,848
Lennar Corp., Class B	1,469	47,096
Lifetime Brands, Inc.	2,931	44,874
M/I Homes, Inc. (I)	2,195	43,505
MDC Holdings, Inc. (L)	1,526	38,638
Meritage Homes Corp. (I)	1,616	57,368
NACCO Industries, Inc., Class A	1,100	54,703
PulteGroup, Inc.	6,078	107,337
Skullcandy, Inc. (I)	5,061	39,425
Skyline Corp. (I)	1,252	5,171
Standard Pacific Corp. (I)	3,094	23,174
Stanley Furniture Company, Inc. (I)	2,340	6,564
The Ryland Group, Inc.	3,752	124,716
Toll Brothers, Inc. (I)	3,749	116,819
Universal Electronics, Inc. (I)	1,910	94,297
		3,669,577
Internet and catalog retail - 0.1%
1-800-Flowers.com, Inc., Class A (I)	4,819	34,649
Gaiam, Inc., Class A (I)	2,576	18,908
Geeknet, Inc. (I)	1,183	11,002
Liberty Tripadvisor Holdings, Inc. (I)	1,885	63,902
Liberty Ventures, Series A (I)	2,225	84,461
Shutterfly, Inc. (I)	807	39,333
		252,255
Leisure products - 0.1%
Callaway Golf Company	14,553	105,364
Escalade, Inc.	3,529	42,560
JAKKS Pacific, Inc. (I)(L)	2,278	16,174
Johnson Outdoors, Inc., Class A	2,170	56,203
		220,301
Media - 0.8%
AH Belo Corp., Class A	4,238	45,219
Ballantyne Strong, Inc. (I)	1,114	4,957
Beasley Broadcasting Group, Inc., Class A	502	2,691
Cumulus Media, Inc., Class A (I)	15,145	61,034
Entercom Communications Corp., Class A (I)	7,530	60,466
FAB Universal Corp. (I)	1,100	979
Gannett Company, Inc.	13,520	401,138
Gray Television, Inc. (I)	10,200	80,376
Harte-Hanks, Inc.	8,315	52,967
John Wiley & Sons, Inc., Class A	1,531	85,904
Journal Communications, Inc., Class A (I)	8,698	73,324
Meredith Corp.	2,100	89,880
Nexstar Broadcasting Group, Inc., Class A	26,186	1,058,438
Radio One, Inc., Class D (I)(L)	2,400	7,632
Salem Communications Corp., Class A	4,439	33,781
Scholastic Corp.	1,457	47,090
Sizmek, Inc. (I)	2,300	17,802
The EW Scripps Company, Class A (I)	6,715	109,522
The McClatchy Company, Class A (I)(L)	8,440	28,358
		2,261,558
Multiline retail - 0.2%
Big Lots, Inc.	700	30,135
Dillard’s, Inc., Class A	3,408	371,404
Fred’s, Inc., Class A	6,647	93,058
Gordmans Stores, Inc. (I)(L)	3,030	10,363
		504,960
Specialty retail - 3.0%
Aaron’s, Inc.	16,868	410,230
Abercrombie & Fitch Company, Class A	2,258	82,056
America’s Car-Mart, Inc. (I)	846	33,493
American Eagle Outfitters, Inc. (L)	1,997	28,996
ANN, Inc. (I)	28,629	1,177,511
AutoNation, Inc. (I)	209	10,515
Barnes & Noble, Inc. (I)	9,769	192,840
bebe stores, Inc.	7,863	18,242
Big 5 Sporting Goods Corp.	1,104	10,344
Books-A-Million, Inc. (I)	3,850	6,545
Brown Shoe Company, Inc.	7,015	190,317
Build-A-Bear Workshop, Inc. (I)	3,889	50,868
Chico’s FAS, Inc.	7,593	112,149
Christopher & Banks Corp. (I)	488	4,826
Citi Trends, Inc. (I)	3,741	82,676
Conn’s, Inc. (I)	76	2,301
Foot Locker, Inc.	7,447	414,426
GameStop Corp., Class A (L)	4,057	167,148
Genesco, Inc. (I)	1,798	134,401
GNC Holdings, Inc., Class A	24,941	966,214
Group 1 Automotive, Inc.	4,596	334,175
Guess?, Inc.	503	11,051
Haverty Furniture Companies, Inc.	3,990	86,942
hhgregg, Inc. (I)(L)	2,951	18,621
MarineMax, Inc. (I)	4,789	80,695
New York & Company, Inc. (I)	5,638	17,083
Office Depot, Inc. (I)	31,041	159,551
Penske Automotive Group, Inc.	36,188	1,468,871
Perfumania Holdings, Inc. (I)	848	5,385
Pier 1 Imports, Inc.	49,313	586,332
Rent-A-Center, Inc.	7,876	239,037
Shoe Carnival, Inc.	3,229	57,508
Signet Jewelers, Ltd.	442	50,348
Sonic Automotive, Inc., Class A	1,811	44,388
Stage Stores, Inc.	5,877	100,555
Stein Mart, Inc.	4,251	49,099
Systemax, Inc. (I)	8,734	108,913
Tandy Leather Factory, Inc.	1,690	15,971
The Cato Corp., Class A	1,957	67,438
The Children’s Place Retail Stores, Inc.	621	29,597
The Finish Line, Inc., Class A	3,829	95,840
The Men’s Wearhouse, Inc.	7,100	335,262
The Pep Boys - Manny, Moe & Jack (I)	11,993	106,858
Trans World Entertainment Corp.	6,243	22,849
Vitamin Shoppe, Inc. (I)	51	2,264
West Marine, Inc. (I)	5,421	48,789
Zumiez, Inc. (I)	400	11,240
		8,250,760
Textiles, apparel and luxury goods - 0.9%
Charles & Colvard, Ltd. (I)	3,400	7,208
Columbia Sportswear Company (L)	45,014	1,610,601
Crocs, Inc. (I)	930	11,699
Culp, Inc.	1,603	29,094
Delta Apparel, Inc. (I)	500	4,545
G-III Apparel Group, Ltd. (I)	1,383	114,595
Iconix Brand Group, Inc. (I)	8,941	330,281

The accompanying notes are an integral part of the financial statements.	204

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Lakeland Industries, Inc. (I)	1,110	$7,715
Movado Group, Inc.	3,138	103,742
Perry Ellis International, Inc. (I)	2,800	56,980
Rocky Brands, Inc.	1,478	20,825
Skechers U.S.A., Inc., Class A (I)	4,166	222,089
Superior Uniform Group, Inc.	1,713	37,086
Unifi, Inc. (I)	3,647	94,457
		2,650,917
		30,921,136
Consumer staples - 2.0%
Beverages - 0.1%
Coca-Cola Bottling Company Consolidated	1,135	84,705
Craft Brew Alliance, Inc. (I)	2,909	41,890
MGP Ingredients, Inc.	2,764	36,125
		162,720
Food and staples retailing - 0.7%
Casey’s General Stores, Inc.	552	39,578
Ingles Markets, Inc., Class A	3,007	71,236
SpartanNash Company	6,227	121,115
The Andersons, Inc.	3,784	237,938
The Pantry, Inc. (I)	5,400	109,242
United Natural Foods, Inc. (I)	16,986	1,043,960
Village Super Market, Inc., Class A	685	15,604
Weis Markets, Inc.	5,260	205,298
		1,843,971
Food products - 1.1%
Alico, Inc.	341	12,992
B&G Foods, Inc.	830	22,867
Boulder Brands, Inc. (I)	9,489	129,335
Cal-Maine Foods, Inc.	1,844	164,725
Chiquita Brands International, Inc. (I)	7,667	108,871
Dean Foods Company	3,317	43,950
Farmer Brothers Company (I)	1,033	29,905
Fresh Del Monte Produce, Inc.	9,412	300,243
Ingredion, Inc.	1,609	121,946
John B. Sanfilippo & Son, Inc.	2,004	64,849
Omega Protein Corp. (I)	4,487	56,088
Pinnacle Foods, Inc.	692	22,594
Post Holdings, Inc. (I)	6,222	206,446
Sanderson Farms, Inc. (L)	2,059	181,089
Seaboard Corp.	58	155,149
Seneca Foods Corp., Class A (I)	1,409	40,297
Snyder’s-Lance, Inc.	6,364	168,646
TreeHouse Foods, Inc. (I)	15,636	1,258,698
		3,088,690
Household products - 0.0%
Central Garden & Pet Company (I)	2,553	19,786
Central Garden & Pet Company, Class A (I)	7,962	64,014
Oil-Dri Corp. of America	531	13,843
Orchids Paper Products Company	1,176	28,883
		126,526
Personal products - 0.0%
CCA Industries, Inc. (I)	1,277	4,150
Inter Parfums, Inc.	1,132	31,130
Mannatech, Inc. (I)	276	4,303
Natural Alternatives International, Inc. (I)	200	1,296
Nutraceutical International Corp. (I)	2,093	43,765
		84,644
Tobacco - 0.1%
Alliance One International, Inc. (I)	14,184	27,942
Universal Corp.	3,597	159,671
		187,613
		5,494,164
Energy - 9.3%
Energy equipment and services - 4.8%
Atwood Oceanics, Inc. (I)	6,364	278,043
Basic Energy Services, Inc. (I)	9,528	206,662
Bolt Technology Corp.	1,328	29,136
Bristow Group, Inc.	5,929	398,429
C&J Energy Services, Inc. (I)	1,651	50,438
Cal Dive International, Inc. (I)(L)	2,862	2,776
Dawson Geophysical Company	1,653	30,052
Diamond Offshore Drilling, Inc. (L)	383	13,125
Dresser-Rand Group, Inc. (I)	17,595	1,447,365
ENGlobal Corp. (I)	4,600	9,890
Era Group, Inc. (I)	4,560	99,180
Exterran Holdings, Inc.	12,331	546,387
Forbes Energy Services, Ltd. (I)	5,164	20,811
Forum Energy Technologies, Inc. (I)	42,946	1,314,577
Gulf Island Fabrication, Inc.	3,019	51,927
Gulfmark Offshore, Inc., Class A	5,053	158,412
Helix Energy Solutions Group, Inc. (I)	66,085	1,457,835
Hercules Offshore, Inc. (I)(L)	20,985	46,167
Hornbeck Offshore Services, Inc. (I)	5,300	173,469
Key Energy Services, Inc. (I)	30,610	148,152
Matrix Service Company (I)	2,731	65,872
McDermott International, Inc. (I)	20,409	116,739
Mitcham Industries, Inc. (I)	2,431	26,863
Nabors Industries, Ltd.	34,704	789,863
Natural Gas Services Group, Inc. (I)	2,620	63,063
Newpark Resources, Inc. (I)	12,359	153,746
Noble Corp. PLC	6,354	141,186
Nuverra Environmental Solutions, Inc. (I)	37	546
Oil States International, Inc. (I)	319	19,746
Pacific Drilling SA (I)	34,499	285,307
Parker Drilling Company (I)	22,288	110,103
Patterson-UTI Energy, Inc.	23,683	770,408
PHI, Inc. (I)	443	18,243
PHI, Inc. (I)	3,660	150,609
Pioneer Energy Services Corp. (I)	13,400	187,868
Precision Drilling Corp.	126,108	1,360,705
Rowan Companies PLC, Class A	15,569	394,051
SEACOR Holdings, Inc. (I)	3,829	286,409
Superior Energy Services, Inc.	15,724	516,848
Tesco Corp.	9,436	187,305
TETRA Technologies, Inc. (I)	11,674	126,313
TGC Industries, Inc. (I)	2,555	9,837
Tidewater, Inc.	8,035	313,606
Unit Corp. (I)	9,506	557,527
Willbros Group, Inc. (I)	7,146	59,526
		13,195,122
Oil, gas and consumable fuels - 4.5%
Adams Resources & Energy, Inc.	724	32,066
Alon USA Energy, Inc.	7,477	107,370
Alpha Natural Resources, Inc. (I)(L)	17,721	43,948
Approach Resources, Inc. (I)	366	5,307
Bill Barrett Corp. (I)(L)	4,721	104,051
Bonanza Creek Energy, Inc. (I)	3,889	221,284
Callon Petroleum Company (I)	9,369	82,541
Carrizo Oil & Gas, Inc. (I)	3,951	212,643

The accompanying notes are an integral part of the financial statements.	205

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Clayton Williams Energy, Inc. (I)	1,167	$112,557
Cloud Peak Energy, Inc. (I)	3,741	47,211
Comstock Resources, Inc.	9,273	172,663
Contango Oil & Gas Company (I)	3,786	125,847
Delek US Holdings, Inc.	9,835	325,735
Denbury Resources, Inc.	38,287	575,454
DHT Holdings, Inc.	1,653	10,182
Energy XXI Bermuda, Ltd. (L)	22,008	249,791
Enlink Midstream LLC	367	15,168
Escalera Resources Company (I)	2,117	4,022
GasLog, Ltd.	172	3,786
Gastar Exploration, Inc. (I)	1,880	11,036
Green Plains Renewable Energy, Inc.	7,544	282,070
Harvest Natural Resources, Inc. (I)(L)	5,978	21,939
Kodiak Oil & Gas Corp. (I)	2,188	29,691
Matador Resources Company (I)	808	20,887
Miller Energy Resources, Inc. (I)	13	57
Newfield Exploration Company (I)	23,906	886,195
Northern Oil and Gas, Inc. (I)(L)	14,231	202,365
Oasis Petroleum, Inc. (I)	597	24,961
Overseas Shipholding Group, Inc. (I)	4,700	15,548
Panhandle Oil and Gas, Inc., Class A	1,255	74,924
PBF Energy, Inc., Class A	517	12,408
PDC Energy, Inc. (I)	3,720	187,079
Peabody Energy Corp. (L)	27,624	341,985
Penn Virginia Corp. (I)	14,914	189,557
QEP Resources, Inc.	27,153	835,769
Renewable Energy Group, Inc. (I)	2,214	22,472
Rex Energy Corp. (I)	5,655	71,649
Rosetta Resources, Inc. (I)	22,217	989,990
SandRidge Energy, Inc. (I)(L)	88,358	379,056
Scorpio Tankers, Inc.	169,442	1,408,063
SemGroup Corp., Class A	19,522	1,625,597
Ship Finance International, Ltd. (L)	1,300	21,996
SM Energy Company	895	69,810
Stone Energy Corp. (I)	9,615	301,526
Swift Energy Company (I)(L)	6,984	67,046
Triangle Petroleum Corp. (I)(L)	2,529	27,844
Ultra Petroleum Corp. (I)	59,780	1,390,483
VAALCO Energy, Inc. (I)	8,997	76,475
W&T Offshore, Inc.	8,147	89,617
Warren Resources, Inc. (I)	16,948	89,824
Western Refining, Inc.	1,053	44,215
WPX Energy, Inc. (I)	2,892	69,582
		12,333,342
		25,528,464
Financials - 22.1%
Banks - 7.5%
1st Source Corp.	3,630	103,382
1st United Bancorp, Inc.	1,425	12,141
Access National Corp.	1,661	26,958
American National Bankshares, Inc.	1,848	42,042
American River Bankshares (I)	2,249	20,578
Ameris Bancorp	3,287	72,150
Associated Banc-Corp.	23,411	407,820
BancFirst Corp.	1,402	87,709
BancorpSouth, Inc.	34,862	702,121
Bank of Commerce Holdings	3,606	22,141
Bank of Kentucky Financial Corp.	1,208	55,846
Banner Corp.	2,172	83,557
Bar Harbor Bankshares	1,000	28,930
BBCN Bancorp, Inc.	8,868	129,384
BCB Bancorp, Inc.	1,477	19,644
Boston Private Financial Holdings, Inc.	9,773	121,087
Bridge Capital Holdings (I)	564	12,825
Bryn Mawr Bank Corp.	1,969	55,782
C&F Financial Corp.	627	20,860
Camden National Corp.	1,148	40,180
Capital Bank Financial Corp., Class A (I)	46	1,098
Capital City Bank Group, Inc.	3,946	53,429
Cardinal Financial Corp.	4,331	73,930
Cathay General Bancorp	9,018	223,917
Centerstate Banks, Inc.	3,102	32,106
Central Pacific Financial Corp.	3,754	67,309
Century Bancorp, Inc., Class A	836	28,942
Chemical Financial Corp.	3,570	95,997
Chemung Financial Corp.	966	27,135
City Holding Company	2,400	101,112
CNB Financial Corp.	1,962	30,803
CoBiz Financial, Inc.	5,646	63,122
Columbia Banking System, Inc.	4,112	102,019
Community Bank Systems, Inc.	3,485	117,061
Community Trust Bancorp, Inc.	2,447	82,293
ConnectOne Bancorp, Inc.	1,429	27,222
CVB Financial Corp.	92,241	1,323,658
East West Bancorp, Inc.	43,313	1,472,642
Eastern Virginia Bankshares, Inc. (I)	2,996	18,635
Enterprise Bancorp, Inc.	236	4,446
Enterprise Financial Services Corp.	2,969	49,642
Farmers Capital Bank Corp. (I)	1,551	34,944
Fidelity Southern Corp.	3,081	42,210
Financial Institutions, Inc.	1,481	33,293
First Bancorp North Carolina	4,396	70,424
First BanCorp Puerto Rico (I)	40,964	194,579
First Bancorp, Inc.	1,769	29,489
First Busey Corp.	12,619	70,288
First Business Financial Services, Inc.	683	29,984
First Citizens BancShares, Inc., Class A (L)	1,399	303,065
First Commonwealth Financial Corp.	15,940	133,737
First Community Bancshares, Inc.	4,630	66,163
First Connecticut Bancorp, Inc.	3,963	57,464
First Financial Bancorp	4,968	78,643
First Financial Corp.	1,877	58,093
First Interstate Bancsystem, Inc.	1,660	44,106
First Merchants Corp.	4,679	94,563
First Midwest Bancorp, Inc.	7,500	120,675
First Niagara Financial Group, Inc.	49,532	412,602
First South Bancorp, Inc.	1,628	13,122
Flushing Financial Corp.	4,247	77,593
FNB Corp.	13,426	160,978
Fulton Financial Corp.	18,259	202,310
German American Bancorp, Inc.	1,901	49,065
Glacier Bancorp, Inc.	53,593	1,385,915
Great Southern Bancorp, Inc.	2,054	62,318
Guaranty Bancorp	3,284	44,367
Hancock Holding Company	308	9,871
Hanmi Financial Corp.	4,672	94,188
Heartland Financial USA, Inc.	2,428	57,981
Heritage Commerce Corp.	2,996	24,597
Heritage Financial Corp.	1,481	23,459
Horizon Bancorp	1,444	33,270
Hudson Valley Holding Corp.	2,926	53,107
Iberiabank Corp.	23,624	1,476,736
Independent Bank Corp.	2,831	101,123
Independent Bank Corp. (MI)	206	2,456

The accompanying notes are an integral part of the financial statements.	206

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
International Bancshares Corp.	8,607	$212,292
Intervest Bancshares Corp.	1,311	12,533
Lakeland Bancorp, Inc.	4,261	41,587
Lakeland Financial Corp.	2,332	87,450
LNB Bancorp, Inc.	2,266	32,381
Macatawa Bank Corp. (L)	8,394	40,291
MainSource Financial Group, Inc.	4,125	71,156
MB Financial, Inc.	9,932	274,918
MBT Financial Corp. (I)	3,223	15,503
Mercantile Bank Corp.	1,266	24,117
Merchants Bancshares, Inc.	1,017	28,669
Metro Bancorp, Inc. (I)	2,159	52,356
MidSouth Bancorp, Inc.	1,822	34,071
MidWestOne Financial Group, Inc.	1,343	30,902
National Penn Bancshares, Inc.	20,821	202,172
NBT Bancorp, Inc.	3,823	86,094
NewBridge Bancorp (I)	2,707	20,546
North Valley Bancorp (I)	1,148	24,774
Northrim BanCorp, Inc.	1,530	40,438
Norwood Financial Corp.	792	22,699
OFG Bancorp (L)	6,515	97,595
Old National Bancorp	8,638	112,035
Old Second Bancorp, Inc. (I)	2,721	13,088
OmniAmerican Bancorp, Inc.	1,342	34,879
Pacific Continental Corp.	2,749	35,325
Pacific Mercantile Bancorp (I)	2,510	17,495
Pacific Premier Bancorp, Inc. (I)	2,434	34,198
PacWest Bancorp	38,249	1,577,006
Park Sterling Corp.	10,501	69,622
Peapack Gladstone Financial Corp.	1,625	28,438
Penns Woods Bancorp, Inc.	792	33,462
Peoples Bancorp, Inc.	2,153	51,134
Pinnacle Financial Partners, Inc.	5,876	212,124
Popular, Inc. (I)	968	28,493
Preferred Bank	1,883	42,405
Premier Financial Bancorp, Inc.	2,052	30,041
PrivateBancorp, Inc.	6,906	206,558
Prosperity Bancshares, Inc.	411	23,497
QCR Holdings, Inc.	1,521	26,876
Renasant Corp.	4,209	113,853
Republic Bancorp, Inc., Class A	4,422	104,757
Republic First Bancorp, Inc. (I)	6,323	24,596
S&T Bancorp, Inc.	4,287	100,573
Sandy Spring Bancorp, Inc.	3,480	79,657
Shore Bancshares, Inc. (I)	2,225	20,025
Sierra Bancorp	2,175	36,453
Simmons First National Corp., Class A	2,414	92,987
South State Corp.	434	24,269
Southern Community Financial Corp. (I)	3,274	720
Southern National Bancorp of Virginia, Inc.	1,959	22,705
Southwest Bancorp, Inc.	4,604	75,506
Sterling Bancorp	3,771	48,231
Stock Yards Bancorp, Inc.	2,115	63,662
Suffolk Bancorp	1,938	37,617
Sun Bancorp, Inc. (I)	948	17,168
Susquehanna Bancshares, Inc.	34,060	340,600
Synovus Financial Corp.	820	19,385
TCF Financial Corp.	8,999	139,754
The Bancorp, Inc. (I)	3,062	26,303
Tompkins Financial Corp.	2,251	99,224
TowneBank (L)	2,772	37,644
Trico Bancshares (L)	2,375	53,723
Trustmark Corp.	5,808	133,787
UMB Financial Corp.	182	9,928
Umpqua Holdings Corp.	1,282	21,115
Union Bankshares Corp.	6,132	141,649
Union Bankshares, Inc.	798	19,352
United Bankshares, Inc. (L)	1,157	35,786
Univest Corp. of Pennsylvania	3,806	71,363
ViewPoint Financial Group, Inc.	3,326	79,624
Washington Trust Bancorp, Inc.	2,598	85,708
Webster Financial Corp.	3,613	105,283
WesBanco, Inc.	4,870	148,973
West Bancorp, Inc.	2,345	33,135
Western Alliance Bancorp (I)	58,579	1,400,038
Wintrust Financial Corp.	7,349	328,280
Yadkin Financial Corp. (I)	420	7,627
Zions Bancorporation	22,683	659,168
		20,697,881
Capital markets - 3.1%
Artisan Partners Asset
Management, Inc., Class A	23,103	1,202,511
Calamos Asset Management, Inc., Class A	4,844	54,592
Capital Southwest Corp.	2,931	104,842
Cowen Group, Inc., Class A (I)	27,926	104,723
E*TRADE Financial Corp. (I)	109,576	2,475,322
Evercore Partners, Inc., Class A	26,104	1,226,888
GFI Group, Inc.	19,435	105,143
Harris & Harris Group, Inc. (I)	5,338	15,907
INTL. FCStone, Inc. (I)	4,806	83,240
Investment Technology Group, Inc. (I)	2,461	38,785
Janus Capital Group, Inc.	124,466	1,809,736
JMP Group, Inc.	4,808	30,146
Legg Mason, Inc.	20,082	1,027,395
MCG Capital Corp.	14,059	49,488
Medallion Financial Corp.	2,675	31,191
Oppenheimer Holdings, Inc., Class A	3,213	65,063
Piper Jaffray Companies (I)	800	41,792
SWS Group, Inc. (I)(L)	6,700	46,163
		8,512,927
Consumer finance - 0.2%
Asta Funding, Inc.	2,925	24,014
Cash America International, Inc.	3,600	157,680
Encore Capital Group, Inc. (I)(L)	2,320	102,799
Imperial Holdings, Inc. (I)(L)	4,663	30,076
Navient Corp.	3,546	62,800
Nelnet, Inc., Class A	4,156	179,082
Nicholas Financial, Inc.	75	869
The First Marblehead Corp. (I)	834	2,369
		559,689
Diversified financial services - 0.7%
California First National Bancorp	1,653	24,531
Interactive Brokers Group, Inc., Class A	3,648	91,018
Marlin Business Services Corp.	1,698	31,107
MicroFinancial, Inc.	2,519	20,303
NewStar Financial, Inc. (I)	11,166	125,506
PHH Corp. (I)	10,506	234,914
PICO Holdings, Inc. (I)	5,428	108,289
Resource America, Inc., Class A	3,450	32,120
The NASDAQ OMX Group, Inc.	27,037	1,146,910
		1,814,698
Insurance - 6.5%
Alleghany Corp. (I)	1,828	764,378
Allied World Assurance Company Holdings AG	14,175	522,207

The accompanying notes are an integral part of the financial statements.	207

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Ambac Financial Group, Inc. (I)	1,384	$30,586
American Equity Investment Life
Holding Company	12,334	282,202
American Financial Group, Inc.	37,975	2,198,373
American Independence Corp. (I)	1,482	15,591
American National Insurance Company	3,816	428,918
AMERISAFE, Inc.	2,629	102,820
Argo Group International Holdings, Ltd.	5,107	256,933
Aspen Insurance Holdings, Ltd.	11,100	474,747
Assurant, Inc.	11,377	731,541
Assured Guaranty, Ltd.	29,501	653,742
Axis Capital Holdings, Ltd.	15,915	753,257
Baldwin & Lyons, Inc., Class B	2,973	73,433
CNO Financial Group, Inc.	40,256	682,742
Donegal Group, Inc., Class A	4,559	70,026
EMC Insurance Group, Inc.	3,026	87,391
Employers Holdings, Inc.	2,717	52,302
Endurance Specialty Holdings, Ltd.	7,972	439,895
Enstar Group, Ltd. (I)	1,114	151,860
Everest Re Group, Ltd.	471	76,307
FBL Financial Group, Inc., Class A	4,766	213,040
Federated National Holding Company	1,090	30,618
First Acceptance Corp. (I)	7,986	19,885
First American Financial Corp.	18,553	503,157
Fortegra Financial Corp. (I)	4,391	43,427
Genworth Financial, Inc., Class A (I)	28,152	368,791
Global Indemnity PLC (I)	2,945	74,302
Greenlight Capital Re, Ltd., Class A (I)	2,616	84,785
Hallmark Financial Services, Inc. (I)	4,008	41,322
HCC Insurance Holdings, Inc.	1,999	96,532
Horace Mann Educators Corp.	7,361	209,862
Independence Holding Company	3,958	52,602
Investors Title Company	438	32,062
Kemper Corp.	10,243	349,798
Maiden Holdings, Ltd.	14,084	156,051
MBIA, Inc. (I)	22,405	205,678
Meadowbrook Insurance Group, Inc.	8,411	49,204
Mercury General Corp.	529	25,820
Montpelier Re Holdings, Ltd.	3,588	111,551
National Interstate Corp.	264	7,366
National Western Life Insurance
Company, Class A	888	219,345
Old Republic International Corp.	13,648	194,893
OneBeacon Insurance Group, Ltd., Class A	2,200	33,902
PartnerRe, Ltd.	6,393	702,527
Platinum Underwriters Holdings, Ltd.	5,400	328,698
ProAssurance Corp.	998	43,982
Protective Life Corp.	12,075	838,126
Reinsurance Group of America, Inc.	1,892	151,606
RenaissanceRe Holdings, Ltd.	239	23,898
Safety Insurance Group, Inc.	2,275	122,645
Selective Insurance Group, Inc.	5,508	121,947
StanCorp Financial Group, Inc.	25,365	1,602,561
State Auto Financial Corp.	4,187	85,875
Stewart Information Services Corp.	4,753	139,501
Symetra Financial Corp.	20,782	484,844
The Hanover Insurance Group, Inc.	7,058	433,502
The Navigators Group, Inc. (I)	2,644	162,606
The Phoenix Companies, Inc. (I)	1,081	60,601
United Fire Group, Inc.	2,908	80,755
Universal Insurance Holdings, Inc.	2,064	26,688
Validus Holdings, Ltd.	13,176	515,709
W.R. Berkley Corp.	2,262	108,124
White Mountains Insurance Group, Ltd.	24	15,122
		18,022,561
Real estate investment trusts - 1.5%
Cousins Properties, Inc.	112,100	1,339,595
LaSalle Hotel Properties	45,111	1,544,601
The Geo Group, Inc.	33,884	1,295,046
		4,179,242
Real estate management and development - 1.1%
AV Homes, Inc. (I)	1,798	26,341
Consolidated-Tomoka Land Company	500	24,535
Forestar Group, Inc. (I)	1,413	25,038
Griffin Land & Nurseries, Inc.	892	25,600
Jones Lang LaSalle, Inc.	12,965	1,637,998
Kennedy-Wilson Holdings, Inc.	56,261	1,348,014
Stratus Properties, Inc. (I)	1,025	14,350
		3,101,876
Thrifts and mortgage finance - 1.5%
Alliance Bancorp, Inc. of Pennsylvania	1,263	20,044
ASB Bancorp, Inc. (I)	799	16,100
Astoria Financial Corp.	18,702	231,718
Bank Mutual Corp.	10,661	68,337
BankFinancial Corp.	4,835	50,187
BBX Capital Corp., Class A (I)	879	15,321
Beneficial Mutual Bancorp, Inc. (I)	2,460	31,439
Berkshire Hills Bancorp, Inc.	3,823	89,802
Brookline Bancorp, Inc.	16,329	139,613
Cape Bancorp, Inc.	2,925	27,583
Capitol Federal Financial, Inc.	24,655	291,422
Chicopee Bancorp, Inc.	1,416	21,013
Dime Community Bancshares, Inc.	5,215	75,096
Doral Financial Corp. (I)	285	1,892
ESB Financial Corp.	2,605	30,426
ESSA Bancorp, Inc.	2,461	27,809
EverBank Financial Corp.	1,129	19,938
Federal Agricultural Mortgage Corp., Class C	1,713	55,056
First Defiance Financial Corp.	2,186	59,044
First Financial Northwest, Inc.	3,879	39,605
Flagstar Bancorp, Inc. (I)	10,983	184,844
Fox Chase Bancorp, Inc.	2,071	33,778
Franklin Financial Corp. (I)	3,038	56,537
Hampden Bancorp, Inc.	1,142	19,631
Heritage Financial Group, Inc.	1,953	39,431
HF Financial Corp.	1,526	20,509
Hingham Institution for Savings	425	34,659
Home Bancorp, Inc. (I)	1,668	37,880
HopFed Bancorp, Inc.	1,799	20,581
Hudson City Bancorp, Inc.	10,866	105,618
Kearny Financial Corp. (I)	3,900	51,987
Louisiana Bancorp, Inc.	100	1,986
Meta Financial Group, Inc.	965	34,026
New Hampshire Thrift Bancshares, Inc.	1,485	23,136
New York Community Bancorp, Inc. (L)	15,713	249,365
Northeast Community Bancorp, Inc.	1,932	13,389
Northfield Bancorp, Inc.	13,676	186,267
Northwest Bancshares, Inc.	7,698	93,146
OceanFirst Financial Corp.	2,476	39,393
Oritani Financial Corp.	7,033	99,095
People’s United Financial, Inc.	40,405	584,660
Provident Financial Holdings, Inc.	1,778	25,941
Provident Financial Services, Inc.	4,245	69,491
Prudential Bancorp, Inc.	1,696	20,657

The accompanying notes are an integral part of the financial statements.	208

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Pulaski Financial Corp.	1,912	$21,988
Riverview Bancorp, Inc. (I)	5,483	21,877
SI Financial Group, Inc.	2,433	27,225
Simplicity Bancorp, Inc.	1,732	29,098
Southern Missouri Bancorp, Inc.	506	18,150
Territorial Bancorp, Inc.	1,722	34,939
TF Financial Corp.	455	18,869
TierOne Corp. (I)	2,328	1
TrustCo Bank Corp.	13,738	88,473
United Community Financial Corp.	10,961	51,297
United Financial Bancorp, Inc.	4,950	62,816
Walker & Dunlop, Inc. (I)	1,536	20,413
Washington Federal, Inc.	8,550	174,078
Waterstone Financial, Inc.	3,678	42,481
Westfield Financial, Inc.	4,152	29,313
WSFS Financial Corp.	1,423	101,901
		4,100,371
		60,989,245
Health care - 11.1%
Biotechnology - 0.5%
Cubist Pharmaceuticals, Inc. (I)	18,977	1,258,934
Emergent Biosolutions, Inc. (I)	5,391	114,882
Harvard
Apparatus Regenerative Technology, Inc. (I)	1,640	13,284
Repligen Corp. (I)	1,386	27,595
Targacept, Inc. (I)	5,553	14,049
		1,428,744
Health care equipment and supplies - 2.5%
Alere, Inc. (I)	53,224	2,064,027
Alphatec Holdings, Inc. (I)	8,403	14,285
Analogic Corp.	1,049	67,094
AngioDynamics, Inc. (I)	8,277	113,560
Anika Therapeutics, Inc. (I)	2,023	74,163
CONMED Corp.	3,500	128,940
CryoLife, Inc.	4,002	39,500
Cynosure, Inc., Class A (I)	1,525	32,025
Digirad Corp.	3,100	12,183
Exactech, Inc. (I)	1,991	45,574
Globus Medical, Inc., Class A (I)	58,161	1,144,027
Greatbatch, Inc. (I)	3,939	167,841
Haemonetics Corp. (I)	26,099	911,377
Hill-Rom Holdings, Inc.	1,767	73,207
Invacare Corp.	7,197	84,997
Kewaunee Scientific Corp.	83	1,483
LeMaitre Vascular, Inc.	1,115	7,671
Medical Action Industries, Inc. (I)	3,775	52,020
Merit Medical Systems, Inc. (I)	6,737	80,036
Misonix, Inc. (I)	500	6,010
Natus Medical, Inc. (I)	4,398	129,785
NuVasive, Inc. (I)	2,600	90,662
Orthofix International NV (I)	559	17,307
RTI Surgical, Inc. (I)	12,463	59,573
Span-America Medical Systems, Inc.	684	12,859
Symmetry Medical, Inc. (I)	6,511	65,696
Wright Medical Group, Inc. (I)	45,115	1,366,985
		6,862,887
Health care providers and services - 4.7%
Almost Family, Inc. (I)	2,180	59,231
Amedisys, Inc. (I)	7,716	155,632
AMN Healthcare Services, Inc. (I)	473	7,426
Amsurg Corp. (I)	5,246	262,562
BioScrip, Inc. (I)(L)	6,492	44,860
Community Health Systems, Inc. (I)	35,675	1,954,633
Cross Country Healthcare, Inc. (I)	6,973	64,779
Five Star Quality Care, Inc. (I)	8,754	33,003
Hanger, Inc. (I)	2,811	57,682
Health Net, Inc. (I)	5,858	270,112
Healthways, Inc. (I)	5,277	84,538
Kindred Healthcare, Inc.	67,996	1,319,122
LHC Group, Inc. (I)	2,725	63,220
LifePoint Hospitals, Inc. (I)	31,206	2,159,143
Magellan Health Services, Inc. (I)	5,458	298,716
Medcath Corp. (I)	3,806	5,214
Molina Healthcare, Inc. (I)	5,413	228,970
National Healthcare Corp.	3,289	182,572
Omnicare, Inc.	11,360	707,274
Owens & Minor, Inc. (L)	5,919	193,788
PDI, Inc. (I)	619	1,486
PharMerica Corp. (I)	57,875	1,413,886
Premier, Inc., Class A (I)	26,221	861,622
Select Medical Holdings Corp.	25,820	310,615
Team Health Holdings, Inc. (I)	33,616	1,949,392
The Providence Service Corp. (I)	2,037	98,550
Triple-S Management Corp., Class B (I)	3,459	68,834
Universal American Corp. (I)	12,572	101,079
VCA Antech, Inc. (I)	2,521	99,151
WellCare Health Plans, Inc. (I)	165	9,956
		13,067,048
Health care technology - 0.7%
Arrhythmia Research Technology, Inc. (I)	200	1,328
HMS Holdings Corp. (I)	87,948	1,657,820
MedAssets, Inc. (I)	5,638	116,819
Omnicell, Inc. (I)	33	902
		1,776,869
Life sciences tools and services - 1.5%
Albany Molecular Research, Inc. (I)	4,791	105,737
Bio-Rad Laboratories, Inc., Class A (I)	140	15,876
Charles River
Laboratories International, Inc. (I)	22,789	1,361,415
Harvard Bioscience, Inc. (I)	6,562	26,839
ICON PLC (I)	21,198	1,213,162
Techne Corp.	15,545	1,454,235
		4,177,264
Pharmaceuticals - 1.2%
Cumberland Pharmaceuticals, Inc. (I)	956	4,723
Endo International PLC (I)	19,886	1,359,009
FRD Acquisition Company (I)	5,160	4,489
Impax Laboratories, Inc. (I)	55,585	1,317,920
Lannett Company, Inc. (I)	735	33,575
Mallinckrodt PLC (I)	1,769	159,475
Prestige Brands Holdings, Inc. (I)	9,235	298,937
SciClone Pharmaceuticals, Inc. (I)	2,144	14,772
Trius Therapeutics, Inc. (I)	1,482	163
		3,193,063
		30,505,875
Industrials - 17.0%
Aerospace and defense - 0.7%
AAR Corp.	7,400	178,710
Alliant Techsystems, Inc.	764	97,517
Breeze-Eastern Corp. (I)	1,621	16,745
CPI Aerostructures, Inc. (I)	2,000	19,700

The accompanying notes are an integral part of the financial statements.	209

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Cubic Corp.	2,425	$113,490
Curtiss-Wright Corp.	8,823	581,612
Ducommun, Inc. (I)	2,274	62,330
Engility Holdings, Inc. (I)	4,159	129,636
Exelis, Inc.	5,850	96,759
Innovative Solutions & Support, Inc. (I)	708	3,692
Kratos Defense & Security Solutions, Inc. (I)	13,485	88,462
LMI Aerospace, Inc. (I)	2,295	29,376
National Presto Industries, Inc. (L)	138	8,378
Orbital Sciences Corp. (I)	5,161	143,476
SIFCO Industries, Inc.	1,000	30,100
Sparton Corp. (I)	2,053	50,606
The Allied Defense Group, Inc. (I)	1,300	104
Triumph Group, Inc.	5,351	348,083
Vectrus, Inc. (I)	325	6,347
		2,005,123
Air freight and logistics - 0.2%
Air Transport Services Group, Inc. (I)	14,569	106,062
Atlas Air Worldwide Holdings, Inc. (I)	3,546	117,089
Hub Group, Inc., Class A (I)	5,439	220,443
UTi Worldwide, Inc. (I)	587	6,240
		449,834
Airlines - 0.4%
Alaska Air Group, Inc.	9,392	408,928
Hawaiian Holdings, Inc. (I)(L)	4,411	59,328
JetBlue Airways Corp. (I)	54,435	578,100
Republic Airways Holdings, Inc. (I)	7,820	86,880
SkyWest, Inc.	9,770	76,011
		1,209,247
Building products - 1.7%
Apogee Enterprises, Inc.	46,160	1,837,168
Gibraltar Industries, Inc. (I)	5,765	78,923
Griffon Corp.	13,366	152,239
Insteel Industries, Inc.	2,944	60,529
Owens Corning	16,508	524,129
Quanex Building Products Corp.	5,950	107,636
Simpson Manufacturing Company, Inc.	4,345	126,657
Trex Company, Inc. (I)	49,018	1,694,552
Universal Forest Products, Inc.	2,665	113,822
		4,695,655
Commercial services and supplies - 2.4%
ABM Industries, Inc.	4,717	121,180
ACCO Brands Corp. (I)	4,800	33,120
Acme United Corp.	733	12,204
ARC Document Solutions, Inc. (I)	3,098	25,094
Brady Corp., Class A	6,100	136,884
Clean Harbors, Inc. (I)	357	19,249
Courier Corp.	2,603	32,069
Covanta Holding Corp.	13,776	292,327
Ennis, Inc.	5,887	77,532
Fuel Tech, Inc. (I)	1,802	7,659
G&K Services, Inc., Class A	2,329	128,980
Heritage-Crystal Clean, Inc. (I)	2,692	40,003
Interface, Inc.	75,438	1,217,569
Intersections, Inc.	1,976	7,588
Kimball International, Inc., Class B	6,675	100,459
Matthews International Corp., Class A	3,110	136,498
McGrath RentCorp.	5,082	173,804
Metalico, Inc. (I)	7,400	8,140
Mobile Mini, Inc.	6,846	239,405
Multi-Color Corp.	2,248	102,239
NL Industries, Inc.	3,260	23,994
Quad/Graphics, Inc.	266	5,121
Team, Inc. (I)	32,023	1,213,992
Tetra Tech, Inc.	5,782	144,434
The ADT Corp. (L)	1,945	68,970
TRC Companies, Inc. (I)	4,523	29,535
UniFirst Corp.	2,303	222,447
United Stationers, Inc.	3,431	128,903
Versar, Inc. (I)	2,242	7,242
Viad Corp.	4,609	95,176
Virco Manufacturing Corp. (I)	1,200	3,132
Waste Connections, Inc.	34,150	1,656,958
		6,511,907
Construction and engineering - 1.7%
AECOM Technology Corp. (I)	9,510	320,963
Aegion Corp. (I)	4,648	103,418
Ameresco, Inc., Class A (I)	6,918	47,388
Argan, Inc.	2,078	69,364
Comfort Systems USA, Inc.	5,035	68,224
Dycom Industries, Inc. (I)	51,752	1,589,304
EMCOR Group, Inc.	258	10,310
Furmanite Corp. (I)	1,419	9,592
Great Lakes Dredge & Dock Corp. (I)	13,300	82,194
Integrated Electrical Services, Inc. (I)	753	6,212
Layne Christensen Company (I)(L)	3,312	32,160
MasTec, Inc. (I)	2,887	88,400
MYR Group, Inc. (I)	2,883	69,423
Northwest Pipe Company (I)	2,143	73,076
Orion Marine Group, Inc. (I)	4,263	42,545
Pike Corp. (I)	4,803	57,108
Primoris Services Corp.	52,195	1,400,914
Sterling Construction Company, Inc. (I)	3,771	28,924
Tutor Perini Corp. (I)	8,984	237,178
URS Corp.	7,746	446,247
		4,782,944
Electrical equipment - 1.0%
Allied Motion Technologies, Inc.	1,416	20,107
American Superconductor Corp. (I)	542	764
AZZ, Inc.	392	16,374
Encore Wire Corp.	3,894	144,428
EnerSys	27,462	1,610,372
Espey Manufacturing & Electronics Corp.	444	8,938
Global Power Equipment Group, Inc.	4,171	62,148
GrafTech International, Ltd. (I)	26,367	120,761
LSI Industries, Inc.	4,131	25,075
Ocean Power Technologies, Inc. (I)	2,429	2,866
Orion Energy Systems, Inc. (I)	3,553	19,009
Powell Industries, Inc.	1,610	65,785
PowerSecure International, Inc. (I)(L)	3,120	29,890
Preformed Line Products Company	984	51,916
Regal-Beloit Corp.	8,215	527,814
SL Industries, Inc. (I)	1,600	78,112
Ultralife Corp. (I)	1,984	6,428
		2,790,787
Machinery - 3.3%
Actuant Corp., Class A	2,921	89,149
AGCO Corp.	16,711	759,682
Alamo Group, Inc.	2,127	87,207
Albany International Corp., Class A	43,791	1,490,646
Altra Industrial Motion Corp.	34	991
American Railcar Industries, Inc. (L)	4,020	297,158

The accompanying notes are an integral part of the financial statements.	210

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Astec Industries, Inc.	4,445	$162,109
Barnes Group, Inc.	4,518	137,121
Briggs & Stratton Corp.	7,292	131,402
CIRCOR International, Inc.	909	61,203
Columbus McKinnon Corp.	2,978	65,486
Douglas Dynamics, Inc.	3,168	61,776
Dynamic Materials Corp.	2,005	38,195
EnPro Industries, Inc. (I)	2,365	143,153
ESCO Technologies, Inc.	5,154	179,256
Federal Signal Corp.	10,128	134,095
FreightCar America, Inc.	2,768	92,174
Gencor Industries, Inc. (I)	1,400	13,832
Hardinge, Inc.	3,000	32,820
Hurco Companies, Inc.	1,492	56,189
Hyster-Yale Materials Handling, Inc.	970	69,471
Joy Global, Inc. (L)	1,051	57,322
Kennametal, Inc.	464	19,168
Key Technology, Inc. (I)	641	8,397
LB Foster Company, Class A	1,699	78,052
Lydall, Inc. (I)	2,409	65,067
MFRI, Inc. (I)	1,100	10,428
Miller Industries, Inc.	2,106	35,591
Mueller Industries, Inc.	5,290	150,977
NN, Inc.	2,376	63,487
PMFG, Inc. (I)(L)	5,333	26,665
Standex International Corp.	1,888	139,976
Supreme Industries, Inc.	3,651	28,514
The Eastern Company	1,471	23,507
The Greenbrier Companies, Inc. (L)	4,803	352,444
The LS Starrett Company, Class A	1,530	21,175
Titan International, Inc. (L)	1,100	13,002
TriMas Corp. (I)	39,149	952,495
Trinity Industries, Inc.	21,128	987,100
Twin Disc, Inc.	1,650	44,484
Valmont Industries, Inc.	219	29,550
Watts Water Technologies, Inc., Class A	28,687	1,671,018
Woodward, Inc.	1,217	57,954
		8,939,488
Marine - 0.1%
International Shipholding Corp.	1,625	29,071
Kirby Corp. (I)	279	32,880
Knightsbridge Tankers, Ltd.	5,070	44,870
Matson, Inc.	6,896	172,607
Ultrapetrol Bahamas, Ltd. (I)	15,837	49,411
		328,839
Professional services - 0.6%
CBIZ, Inc. (I)	10,531	82,879
CDI Corp.	4,408	64,004
CRA International, Inc. (I)	2,371	60,295
Franklin Covey Company (I)	830	16,260
FTI Consulting, Inc. (I)	7,838	274,016
GP Strategies Corp. (I)	2,385	68,497
Heidrick & Struggles International, Inc.	4,283	87,973
Hill International, Inc. (I)	9,256	37,024
Hudson Global, Inc. (I)	4,800	18,144
Huron Consulting Group, Inc. (I)	213	12,987
ICF International, Inc. (I)	4,587	141,234
Kelly Services, Inc., Class A	6,833	107,073
Korn/Ferry International (I)	9,554	237,895
Mistras Group, Inc. (I)	781	15,932
Navigant Consulting, Inc. (I)	9,227	128,348
On Assignment, Inc. (I)	3,618	97,143
Pendrell Corp. (I)	37,263	49,932
RCM Technologies, Inc. (I)	300	2,271
Resources Connection, Inc.	9,420	131,315
RPX Corp. (I)	4,949	67,950
VSE Corp.	1,317	64,559
		1,765,731
Road and rail - 3.8%
AMERCO	1,663	435,523
ArcBest Corp.	4,807	179,301
Avis Budget Group, Inc. (I)	17,100	938,619
Celadon Group, Inc.	69,480	1,351,386
Con-way, Inc.	5,234	248,615
Covenant Transportation
Group, Inc., Class A (I)	2,929	54,450
Genesee & Wyoming, Inc., Class A (I)	311	29,641
Heartland Express, Inc.	67,345	1,613,586
Knight Transportation, Inc.	7,116	194,907
Landstar System, Inc.	23,839	1,720,937
Marten Transport, Ltd.	7,428	132,293
Old Dominion Freight Line, Inc. (I)	32,558	2,299,897
P.A.M. Transportation Services, Inc. (I)	2,046	74,168
Patriot Transportation Holding, Inc. (I)	1,350	45,792
Providence and Worcester Railroad Company	815	14,254
Roadrunner Transportation Systems, Inc. (I)	600	13,674
Ryder Systems, Inc.	8,473	762,316
Saia, Inc. (I)	3,963	196,406
USA Truck, Inc. (I)(L)	2,076	36,392
Werner Enterprises, Inc.	4,970	125,244
		10,467,401
Trading companies and distributors - 1.0%
Aceto Corp.	5,823	112,500
Air Lease Corp.	604	19,630
Applied Industrial Technologies, Inc.	3,869	176,620
Beacon Roofing Supply, Inc. (I)	1,987	50,629
CAI International, Inc. (I)	3,456	66,874
GATX Corp.	7,598	443,495
H&E Equipment Services, Inc.	1,860	74,921
Houston Wire & Cable Company	3,039	36,407
Kaman Corp.	2,465	96,875
Lawson Products, Inc. (I)	1,291	28,776
MRC Global, Inc. (I)	38,417	895,884
Rush Enterprises, Inc., Class A (I)	5,802	194,077
Rush Enterprises, Inc., Class B (I)	12,598	376,806
TAL International Group, Inc. (I)(L)	5,250	216,563
Titan Machinery, Inc. (I)(L)	2,816	36,580
Transcat, Inc. (I)	1,532	14,110
WESCO International, Inc. (I)	262	20,504
Willis Lease Finance Corp. (I)	406	8,331
		2,869,582
Transportation infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (I)	8,691	151,223
		46,967,761
Information technology - 17.5%
Communications equipment - 1.5%
ADTRAN, Inc.	107	2,197
ARRIS Group, Inc. (I)	59,121	1,676,376
Bel Fuse, Inc., Class B	1,641	40,598
Black Box Corp.	2,530	59,000
Calix, Inc. (I)	3,059	29,275
Communications Systems, Inc.	1,800	20,088

The accompanying notes are an integral part of the financial statements.	211

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Comtech Telecommunications Corp.	3,221	$119,660
Digi International, Inc. (I)	4,813	36,098
EchoStar Corp., Class A (I)	6,891	336,005
Emulex Corp. (I)	21,867	108,023
Finisar Corp. (I)(L)	61,218	1,018,055
Harmonic, Inc. (I)	23,851	151,215
KVH Industries, Inc. (I)	2,778	31,447
NETGEAR, Inc. (I)	4,613	144,156
Novatel Wireless, Inc. (I)	6,508	23,884
Oclaro, Inc. (I)(L)	5,040	7,207
Oplink Communications, Inc.	3,231	54,345
Optical Cable Corp.	931	4,217
Polycom, Inc. (I)	19,929	244,828
Relm Wireless Corp. (I)	2,100	10,836
Tessco Technologies, Inc.	1,750	50,733
Westell Technologies, Inc., Class A (I)	8,500	15,640
		4,183,883
Electronic equipment, instruments and components - 4.6%
ADDvantage Technologies Group, Inc. (I)	428	1,002
Agilysys, Inc. (I)	1,013	11,882
Arrow Electronics, Inc. (I)	16,966	939,068
Avnet, Inc.	22,763	944,665
AVX Corp.	29,339	389,622
Belden, Inc.	18,502	1,184,498
Benchmark Electronics, Inc. (I)	6,843	151,983
Checkpoint Systems, Inc. (I)	9,467	115,781
Coherent, Inc. (I)	21,566	1,323,505
CTS Corp.	4,099	65,133
Daktronics, Inc.	1,238	15,215
Echelon Corp. (I)	7,977	16,273
Electro Rent Corp.	3,773	51,954
Electro Scientific Industries, Inc.	4,104	27,866
Fabrinet (I)	5,079	74,153
FEI Company	11,566	872,308
Frequency Electronics, Inc. (I)	1,783	19,025
GSI Group, Inc. (I)	8,069	92,713
Identive Group, Inc. (I)	433	5,807
II-VI, Inc. (I)	6,455	75,975
Ingram Micro, Inc., Class A (I)	27,323	705,207
Insight Enterprises, Inc. (I)	7,853	177,713
Iteris, Inc. (I)	8,054	14,095
Itron, Inc. (I)	7,962	312,986
Jabil Circuit, Inc.	4,889	98,611
KEMET Corp. (I)	10,443	43,025
Key Tronic Corp. (I)	1,900	20,083
Littelfuse, Inc.	132	11,244
Maxwell Technologies, Inc. (I)	6,813	59,409
Measurement Specialties, Inc. (I)	680	58,215
Mercury Systems, Inc. (I)	8,122	89,423
Methode Electronics, Inc.	4,627	170,597
Multi-Fineline Electronix, Inc. (I)	3,796	35,493
NAPCO Security Technologies, Inc. (I)	1,164	5,471
Newport Corp. (I)	5,207	92,268
OSI Systems, Inc. (I)	12	762
PAR Technology Corp. (I)	3,132	15,347
Park Electrochemical Corp.	3,038	71,545
PC Connection, Inc.	4,352	93,437
PCM, Inc. (I)	3,055	29,847
Perceptron, Inc.	1,608	15,742
Planar Systems, Inc. (I)	5,100	19,329
Plexus Corp. (I)	3,089	114,077
Radisys Corp. (I)	5,279	14,095
RF Industries, Ltd.	120	592
Richardson Electronics, Ltd.	2,384	23,816
Rofin-Sinar Technologies, Inc. (I)	4,747	109,466
Rogers Corp. (I)	2,200	120,472
Sanmina Corp. (I)	61,833	1,289,836
ScanSource, Inc. (I)	2,542	87,928
SMTC Corp. (I)	490	907
SYNNEX Corp.	2,368	153,044
Tech Data Corp. (I)	29,808	1,754,499
TTM Technologies, Inc. (I)	18,607	126,714
Viasystems Group, Inc. (I)	3,526	55,358
Vicon Industries, Inc.	126	261
Vishay Intertechnology, Inc.	18,624	266,137
Vishay Precision Group, Inc. (I)	2,886	43,117
		12,678,596
Internet software and services - 1.4%
AOL, Inc. (I)	12,851	577,652
Bankrate, Inc. (I)	9,842	111,805
Blucora, Inc. (I)	6,814	103,845
Conversant, Inc. (I)	54,144	1,854,432
Dice Holdings, Inc. (I)	7,855	65,825
Digital River, Inc. (I)	7,465	108,392
EarthLink Holdings Corp.	15,906	54,399
InterActiveCorp	618	40,726
Internap Network Services Corp. (I)	4,743	32,727
IntraLinks Holdings, Inc. (I)	512	4,147
Limelight Networks, Inc. (I)	7,903	18,454
Monster Worldwide, Inc. (I)	28,794	158,367
Perficient, Inc. (I)	2,608	39,094
QuinStreet, Inc. (I)	10,530	43,700
RealNetworks, Inc. (I)	8,110	56,365
Reis, Inc.	300	7,077
SciQuest, Inc. (I)	33,343	501,479
TechTarget, Inc. (I)	8,844	75,970
TheStreet, Inc.	8,757	19,616
XO Group, Inc. (I)	3,766	42,217
		3,916,289
IT services - 1.6%
Acxiom Corp. (I)	3,452	57,131
CACI International, Inc., Class A (I)	23,953	1,707,130
CIBER, Inc. (I)	13,394	45,941
Convergys Corp.	11,544	205,714
CoreLogic, Inc. (I)	2,808	76,013
CSG Systems International, Inc.	1,964	51,614
Datalink Corp. (I)	1,251	13,298
DST Systems, Inc.	1,529	128,314
Genpact, Ltd. (I)	1,276	20,824
Jack Henry & Associates, Inc.	26,349	1,466,585
ManTech International Corp., Class A	4,529	122,057
ModusLink Global Solutions, Inc. (I)(L)	7,816	27,903
NCI, Inc., Class A (I)	2,106	20,028
PRGX Global, Inc. (I)	4,607	26,997
StarTek, Inc. (I)	3,143	24,327
Sykes Enterprises, Inc. (I)	8,596	171,748
TeleTech Holdings, Inc. (I)	1,036	25,465
The Hackett Group, Inc.	7,525	44,849
VeriFone Systems, Inc. (I)	950	32,661
		4,268,599
Semiconductors and semiconductor equipment - 5.0%
Advanced Energy Industries, Inc. (I)	3,450	64,826
Alpha & Omega Semiconductor, Ltd. (I)	4,513	42,422
The accompanying notes are an integral part of the financial statements.	212

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Amkor Technology, Inc. (I)	9,473	$79,668
Amtech Systems, Inc. (I)	1,196	12,797
Axcelis Technologies, Inc. (I)	27,071	53,871
AXT, Inc. (I)	4,229	10,319
Brooks Automation, Inc.	15,547	163,399
BTU International, Inc. (I)	1,318	4,284
Cascade Microtech, Inc. (I)	1,892	19,166
Cirrus Logic, Inc. (I)	731	15,241
Cohu, Inc.	4,192	50,178
Diodes, Inc. (I)	733	17,533
DSP Group, Inc. (I)	4,494	39,862
Entegris, Inc. (I)	119,747	1,377,091
Entropic Communications, Inc. (I)	21,820	58,041
Fairchild Semiconductor International, Inc. (I)	86,987	1,350,908
First Solar, Inc. (I)	15,984	1,051,907
FormFactor, Inc. (I)	7,875	56,464
GigOptix, Inc. (I)	931	1,127
GSI Technology, Inc. (I)	3,507	18,973
Integrated Device Technology, Inc. (I)	98,783	1,575,589
Integrated Silicon Solution, Inc.	6,651	91,385
International Rectifier Corp. (I)	12,532	491,756
Intersil Corp., Class A	154,532	2,195,900
IXYS Corp.	7,588	79,674
Kopin Corp. (I)	4,052	13,777
Kulicke & Soffa Industries, Inc. (I)	14,905	212,098
Lattice Semiconductor Corp. (I)	16,204	121,530
Magnachip Semiconductor Corp. (I)	4,940	57,798
Marvell Technology Group, Ltd.	34,320	462,634
Microsemi Corp. (I)	563	14,306
MKS Instruments, Inc.	9,788	326,723
NeoPhotonics Corp. (I)	5,504	18,438
OmniVision Technologies, Inc. (I)	6,306	166,857
ON Semiconductor Corp. (I)	1,274	11,390
Pericom Semiconductor Corp. (I)	4,434	43,187
Photronics, Inc. (I)	13,726	110,494
PMC-Sierra, Inc. (I)	7,616	56,815
Power Integrations, Inc.	24,219	1,305,646
RF Micro Devices, Inc. (I)	2,250	25,965
Rudolph Technologies, Inc. (I)	5,137	46,490
Sigma Designs, Inc. (I)	7,902	34,058
Silicon Image, Inc. (I)	2,000	10,080
Spansion, Inc., Class A (I)	10,091	229,974
SunPower Corp. (I)(L)	2,198	74,468
TriQuint Semiconductor, Inc. (I)	29,465	561,898
Ultra Clean Holdings, Inc. (I)	1,700	15,215
Veeco Instruments, Inc. (I)	27,512	961,544
		13,803,766
Software - 2.3%
Bottomline Technologies, Inc. (I)	41,256	1,138,253
Cadence Design Systems, Inc. (I)	86,709	1,492,262
Compuware Corp.	1,875	19,894
Epiq Systems, Inc.	7,845	137,758
ePlus, Inc. (I)	1,364	76,452
GSE Systems, Inc. (I)	2,016	3,145
Mentor Graphics Corp.	10,530	215,812
MicroStrategy, Inc., Class A (I)	10,665	1,395,409
Progress Software Corp. (I)	4,805	114,888
Rovi Corp. (I)	5,220	103,069
Seachange International, Inc. (I)	5,428	37,779
SS&C Technologies Holdings, Inc. (I)	31,885	1,399,433
Take-Two Interactive Software, Inc. (I)	4,530	104,507
TeleCommunication Systems, Inc., Class A (I)	7,641	21,318
Telenav, Inc. (I)	9,785	65,560
		6,325,539
Technology hardware, storage and peripherals - 1.1%
Astro-Med, Inc.	1,439	18,980
Cray, Inc. (I)	67,137	1,761,675
Electronics For Imaging, Inc. (I)	5,466	241,433
Hutchinson Technology, Inc. (I)	5,052	18,490
Imation Corp. (I)	9,485	27,981
Intevac, Inc. (I)	3,801	25,353
Lexmark International, Inc., Class A	12,325	523,813
QLogic Corp. (I)	17,751	162,599
Super Micro Computer, Inc. (I)	6,324	186,052
		2,966,376
		48,143,048
Materials - 6.8%
Chemicals - 1.9%
A. Schulman, Inc.	4,138	149,630
Axiall Corp.	5,078	181,843
Cabot Corp.	11,568	587,307
Calgon Carbon Corp. (I)	1,713	33,198
Chase Corp.	1,174	36,535
Chemtura Corp. (I)	3,681	85,878
Core Molding Technologies, Inc. (I)	1,000	14,180
Cytec Industries, Inc.	423	20,004
FMC Corp.	18,394	1,051,953
FutureFuel Corp.	6,696	79,615
Hawkins, Inc.	330	11,867
HB Fuller Company	3,384	134,345
Huntsman Corp.	3,419	88,860
Innophos Holdings, Inc.	497	27,380
Innospec, Inc.	1,994	71,585
Intrepid Potash, Inc. (I)	800	12,360
KMG Chemicals, Inc.	1,101	17,924
Kraton Performance Polymers, Inc. (I)	7,990	142,302
Landec Corp. (I)	3,865	47,346
LSB Industries, Inc. (I)	539	19,248
Minerals Technologies, Inc.	28,821	1,778,544
Olin Corp.	6,813	172,028
OM Group, Inc.	4,455	115,607
OMNOVA Solutions, Inc. (I)	6,574	35,302
Penford Corp. (I)	2,624	34,558
Sensient Technologies Corp.	1,231	64,443
Trecora Resources (I)	2,774	34,342
Tronox, Ltd., Class A	6,193	161,328
Zep, Inc.	3,273	45,887
		5,255,399
Construction materials - 0.7%
Eagle Materials, Inc.	17,896	1,822,350
Martin Marietta Materials, Inc.	113	14,570
United States Lime & Minerals, Inc.	839	48,771
		1,885,691
Containers and packaging - 1.6%
AptarGroup, Inc.	384	23,309
Bemis Company, Inc.	1,370	52,087
Graphic Packaging Holding Company (I)	198,453	2,466,771
Greif, Inc., Class A	785	34,391
MeadWestvaco Corp.	24,044	984,361
Myers Industries, Inc.	6,330	111,661
Rock-Tenn Company, Class A	14,226	676,873

The accompanying notes are an integral part of the financial statements.	213

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Sonoco Products Company	1,390	$54,613
		4,404,066
Metals and mining - 2.1%
AM Castle & Company (I)(L)	4,342	37,081
Ampco-Pittsburgh Corp.	1,644	32,880
Century Aluminum Company (I)	12,885	334,623
Cliffs Natural Resources, Inc. (L)	26,803	278,215
Coeur Mining, Inc. (I)	10,600	52,576
Commercial Metals Company	11,325	193,318
Friedman Industries, Inc.	1,511	12,012
Haynes International, Inc.	28,172	1,295,630
Kaiser Aluminum Corp.	2,852	217,379
Materion Corp.	3,233	99,156
Noranda Aluminum Holding Corp.	71	321
Olympic Steel, Inc.	2,383	49,018
Reliance Steel & Aluminum Company	12,460	852,264
RTI International Metals, Inc. (I)	4,900	120,834
Schnitzer Steel Industries, Inc., Class A	5,182	124,627
Steel Dynamics, Inc.	30,186	682,505
Stillwater Mining Company (I)(L)	9,647	144,994
SunCoke Energy, Inc. (I)	6,433	144,421
Synalloy Corp.	2,039	35,479
United States Steel Corp. (L)	24,757	969,732
Universal Stainless & Alloy Products, Inc. (I)	1,562	41,174
		5,718,239
Paper and forest products - 0.5%
Boise Cascade Company (I)	2,350	70,829
Clearwater Paper Corp. (I)	1,959	117,755
Domtar Corp.	10,244	359,872
KapStone Paper and Packaging Corp. (I)	10,420	291,447
Louisiana-Pacific Corp. (I)(L)	21,144	287,347
Mercer International, Inc. (I)	10,058	98,066
Neenah Paper, Inc.	383	20,483
PH Glatfelter Company	4,610	101,190
Resolute Forest Products, Inc. (I)	9,682	151,426
Schweitzer-Mauduit International, Inc.	211	8,716
		1,507,131
		18,770,526
Telecommunication services - 0.9%
Diversified telecommunication services - 0.6%
Atlantic Tele-Network, Inc.	1,524	82,144
Enventis Corp.	2,058	37,414
Frontier Communications Corp. (L)	171,525	1,116,628
General Communication, Inc., Class A (I)	8,502	92,757
Hawaiian Telcom Holdco, Inc. (I)(L)	2,368	60,834
Iridium Communications, Inc. (I)(L)	9,684	85,703
Premiere Global Services, Inc. (I)	3,309	39,609
Vonage Holdings Corp. (I)	30,776	100,945
Windstream Holdings, Inc. (L)	7,528	81,152
		1,697,186
Wireless telecommunication services - 0.3%
Leap Wireless International, Inc. (I)	8,053	20,294
Shenandoah Telecommunications Company	3,412	84,652
Spok Holdings, Inc.	5,172	67,288
Telephone & Data Systems, Inc.	16,512	395,628
United States Cellular Corp. (I)	4,616	163,776
		731,638
		2,428,824
Utilities - 1.1%
Electric utilities - 0.0%
Genie Energy, Ltd., B Shares (I)	503	3,536
Gas utilities - 0.9%
UGI Corp.	76,725	2,615,539
Independent power and renewable electricity producers - 0.2%
Dynegy, Inc. (I)	9,912	286,060
Ormat Technologies, Inc. (L)	9,116	239,477
		525,537
Water utilities - 0.0%
Consolidated Water Company, Ltd. (L)	3,558	41,557
		3,186,169
TOTAL COMMON STOCKS (Cost $239,413,026)		$272,935,212

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016) (I)(N)	805	507
TOTAL WARRANTS (Cost $855)		$507

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	759,086	7,596,248
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,596,222)		$7,596,248
SHORT-TERM INVESTMENTS - 0.9%
Money market funds - 0.9%
State Street Institutional Liquid Reserves
Fund, 0.0853% (Y)	2,490,305	2,490,305
TOTAL SHORT-TERM INVESTMENTS (Cost $2,490,305)		$2,490,305
Total Investments (Small Cap Opportunities Trust)
(Cost $249,500,408) - 102.7%		$283,022,272
Other assets and liabilities, net - (2.7%)		(7,449,569)
TOTAL NET ASSETS - 100.0%		$275,572,703

Small Cap Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.0%
Consumer discretionary - 8.9%
Household durables - 2.4%
Helen of Troy, Ltd. (I)	305,170	$16,027,528
Multiline retail - 1.3%
Fred’s, Inc., Class A	649,942	9,099,188
Specialty retail - 5.2%
Advance Auto Parts, Inc.	10,170	1,325,151
Ascena Retail Group, Inc. (I)	759,870	10,106,271
CST Brands, Inc.	15,760	566,572
Stage Stores, Inc.	496,299	8,491,676
The Cato Corp., Class A	428,166	14,754,600
		35,244,270
		60,370,986

The accompanying notes are an integral part of the financial statements.	214

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer staples - 3.6%
Food and staples retailing - 1.5%
Casey’s General Stores, Inc.	142,380	$10,208,646
Food products - 2.1%
Cranswick PLC	365,540	7,857,238
Post Holdings, Inc. (I)	203,730	6,759,761
		14,616,999
		24,825,645
Energy - 5.5%
Energy equipment and services - 2.1%
Era Group, Inc. (I)	288,877	6,283,075
SEACOR Holdings, Inc. (I)	106,438	7,961,562
		14,244,637
Oil, gas and consumable fuels - 3.4%
Diamondback Energy, Inc. (I)	9,166	685,433
Dorian LPG, Ltd. (I)	193,920	3,455,654
RSP Permian, Inc. (I)	263,500	6,735,060
Scorpio Tankers, Inc.	1,482,570	12,320,157
		23,196,304
		37,440,941
Financials - 20.1%
Banks - 10.4%
First Busey Corp.	822,806	4,583,029
First Midwest Bancorp, Inc.	671,791	10,809,117
First Niagara Financial Group, Inc.	683,342	5,692,239
Flushing Financial Corp.	323,816	5,916,118
Hancock Holding Company	229,970	7,370,539
International Bancshares Corp.	506,834	12,501,061
MB Financial, Inc.	297,658	8,239,173
Webster Financial Corp.	450,550	13,129,027
WestAmerica Bancorp. (L)	58,270	2,710,720
		70,951,023
Capital markets - 0.9%
Ares Capital Corp.	27,096	437,871
Solar Capital, Ltd.	322,185	6,018,416
		6,456,287
Insurance - 4.1%
Alleghany Corp. (I)	1,788	747,652
AMERISAFE, Inc.	143,500	5,612,285
Assured Guaranty, Ltd.	14,810	328,190
Platinum Underwriters Holdings, Ltd.	113,629	6,916,597
Primerica, Inc.	262,710	12,667,876
Reinsurance Group of America, Inc.	9,460	758,030
White Mountains Insurance Group, Ltd.	960	604,867
		27,635,497
Real estate investment trusts - 3.3%
Corrections Corp. of America	14,554	500,075
DiamondRock Hospitality Company	548,458	6,954,447
Education Realty Trust, Inc.	687,860	7,071,201
Kite Realty Group Trust	15,550	376,932
Mid-America Apartment Communities, Inc.	6,950	456,268
Summit Hotel Properties, Inc.	662,669	7,143,572
		22,502,495
Thrifts and mortgage finance - 1.4%
Northwest Bancshares, Inc.	762,750	9,229,275
		136,774,577
Health care - 13.6%
Health care equipment and supplies - 5.1%
Haemonetics Corp. (I)	226,620	7,913,570
ICU Medical, Inc. (I)	232,240	14,905,163
Integra LifeSciences Holdings Corp. (I)	45,600	2,263,584
STERIS Corp.	182,490	9,847,160
		34,929,477
Health care providers and services - 1.6%
Amsurg Corp. (I)	154,570	7,736,229
Corvel Corp. (I)	85,130	2,898,677
		10,634,906
Health care technology - 2.0%
Allscripts Healthcare Solutions, Inc. (I)	590,010	7,914,984
MedAssets, Inc. (I)	293,640	6,084,221
		13,999,205
Life sciences tools and services - 4.0%
Charles River
Laboratories International, Inc. (I)	280,870	16,779,174
ICON PLC (I)	184,420	10,554,357
		27,333,531
Pharmaceuticals - 0.9%
Phibro Animal Health Corp.	270,340	6,058,319
		92,955,438
Industrials - 22.0%
Aerospace and defense - 2.0%
Cubic Corp.	284,670	13,322,556
Air freight and logistics - 1.4%
Atlas Air Worldwide Holdings, Inc. (I)	69,200	2,284,984
UTi Worldwide, Inc. (I)(L)	664,260	7,061,084
		9,346,068
Commercial services and supplies - 9.2%
ACCO Brands Corp. (I)	1,178,320	8,130,408
Clean Harbors, Inc. (I)	6,680	360,186
G&K Services, Inc., Class A	263,250	14,578,785
Matthews International Corp., Class A	277,080	12,161,045
SP Plus Corp. (I)	447,518	8,484,941
Steelcase, Inc., Class A	363,170	5,879,722
United Stationers, Inc.	356,748	13,403,022
		62,998,109
Industrial conglomerates - 0.1%
Carlisle Companies, Inc.	10,206	820,358
Machinery - 6.3%
Albany International Corp., Class A	386,514	13,156,937
ESCO Technologies, Inc.	255,772	8,895,750
Luxfer Holdings PLC, ADR	306,380	5,288,119
Mueller Industries, Inc.	544,750	15,547,165
		42,887,971
Professional services - 1.0%
FTI Consulting, Inc. (I)	202,780	7,089,189
Trading companies and distributors - 2.0%
GATX Corp.	228,600	13,343,382
		149,807,633
Information technology - 11.9%
Electronic equipment, instruments and components - 6.5%
Belden, Inc.	336,529	21,544,587
Coherent, Inc. (I)	106,730	6,550,020

The accompanying notes are an integral part of the financial statements.	215

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
MTS Systems Corp.	44,538	$3,040,164
ScanSource, Inc. (I)	302,760	10,472,468
Zebra Technologies Corp., Class A (I)	36,400	2,583,308
		44,190,547
IT services - 2.3%
Forrester Research, Inc.	274,633	10,122,972
MAXIMUS, Inc.	140,309	5,630,600
		15,753,572
Semiconductors and semiconductor equipment - 1.1%
Maxim Integrated Products, Inc.	21,650	654,696
Micrel, Inc.	548,758	6,601,559
		7,256,255
Software - 0.5%
Verint Systems, Inc. (I)	65,640	3,650,240
Technology hardware, storage and peripherals - 1.5%
Diebold, Inc.	298,850	10,555,382
		81,405,996
Materials - 7.5%
Chemicals - 4.8%
Innospec, Inc.	193,230	6,936,957
Koppers Holdings, Inc.	251,815	8,350,185
Sensient Technologies Corp.	201,280	10,537,008
Zep, Inc.	466,650	6,542,433
		32,366,583
Containers and packaging - 1.3%
AptarGroup, Inc.	5,508	334,336
Greif, Inc., Class A	196,110	8,591,579
		8,925,915
Paper and forest products - 1.4%
Deltic Timber Corp.	153,306	9,554,030
		50,846,528
Utilities - 2.9%
Electric utilities - 0.1%
Westar Energy, Inc.	8,660	295,479
Gas utilities - 2.8%
Atmos Energy Corp.	7,250	345,825
New Jersey Resources Corp.	96,944	4,896,641
The Laclede Group, Inc.	151,790	7,043,056
UGI Corp.	18,150	618,734
WGL Holdings, Inc.	148,050	6,235,866
		19,140,122
		19,435,601
TOTAL COMMON STOCKS (Cost $492,004,393)		$653,863,345

SECURITIES LENDING COLLATERAL - 1.0%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	674,242	6,747,202
TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,747,156)		$6,747,202
SHORT-TERM INVESTMENTS - 4.9%
Repurchase agreement - 4.9%
Bank of America Tri-Party Repurchase
Agreement dated 09/30/2014 at 0.001% to
be repurchased at $33,500,001 on
10/01/2014, collateralized by $32,128,832
Government National Mortgage Association,
3.500% - 5.500% due 02/15/2039 -
09/15/2044 (valued at $34,170,000,
including interest)	$33,500,000	$33,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $33,500,000)		$33,500,000
Total Investments (Small Cap Value Trust)
(Cost $532,251,549) - 101.9%		$694,110,547
Other assets and liabilities, net - (1.9%)		(12,869,919)
TOTAL NET ASSETS - 100.0%		$681,240,628

Small Company Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.1%
Consumer discretionary - 12.7%
Auto components - 0.7%
Tenneco, Inc. (I)	18,686	$977,465
Distributors - 0.7%
Pool Corp.	18,103	976,114
Hotels, restaurants and leisure - 3.7%
Choice Hotels International, Inc.	20,257	1,053,364
Domino’s Pizza, Inc.	14,710	1,132,082
Jack in the Box, Inc.	27,980	1,907,956
The Cheesecake Factory, Inc.	21,068	958,594
		5,051,996
Household durables - 0.7%
Standard Pacific Corp. (I)	126,592	948,174
Internet and catalog retail - 0.8%
HomeAway, Inc. (I)	30,385	1,078,668
Leisure products - 0.7%
Brunswick Corp.	22,754	958,854
Media - 0.6%
Sinclair Broadcast Group, Inc., Class A (L)	27,968	729,685
Specialty retail - 3.1%
ANN, Inc. (I)	21,044	865,540
DSW, Inc., Class A	29,601	891,286
Group 1 Automotive, Inc.	13,975	1,016,122
Monro Muffler Brake, Inc.	18,468	896,252
Vitamin Shoppe, Inc. (I)	13,399	594,782
		4,263,982
Textiles, apparel and luxury goods - 1.7%
G-III Apparel Group, Ltd. (I)	15,153	1,255,578
Steven Madden, Ltd. (I)	33,265	1,072,131
		2,327,709
		17,312,647
Consumer staples - 1.6%
Food products - 1.6%
Annie’s, Inc. (I)	5,513	253,047
B&G Foods, Inc.	28,203	776,993

The accompanying notes are an integral part of the financial statements.	216

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Lancaster Colony Corp.	12,769	$1,088,940
		2,118,980
		2,118,980
Energy - 7.3%
Energy equipment and services - 3.3%
Atwood Oceanics, Inc. (I)	16,036	700,613
Dresser-Rand Group, Inc. (I)	15,867	1,305,219
Dril-Quip, Inc. (I)	11,815	1,056,261
Patterson-UTI Energy, Inc.	42,922	1,396,253
		4,458,346
Oil, gas and consumable fuels - 4.0%
Energen Corp.	15,375	1,110,690
Laredo Petroleum, Inc. (I)(L)	37,268	835,176
Oasis Petroleum, Inc. (I)	27,117	1,133,762
Resolute Energy Corp. (I)(L)	54,704	342,994
SemGroup Corp., Class A	12,917	1,075,596
Ultra Petroleum Corp. (I)(L)	44,049	1,024,580
		5,522,798
		9,981,144
Financials - 8.8%
Banks - 3.7%
Hancock Holding Company	29,962	960,282
Home BancShares, Inc.	32,057	942,796
Prosperity Bancshares, Inc.	16,475	941,876
SVB Financial Group (I)	11,521	1,291,389
UMB Financial Corp.	18,056	984,955
		5,121,298
Capital markets - 3.2%
Affiliated Managers Group, Inc. (I)	5,173	1,036,462
Greenhill & Company, Inc.	14,354	667,317
Janus Capital Group, Inc. (L)	83,575	1,215,181
Stifel Financial Corp. (I)	31,163	1,461,233
		4,380,193
Insurance - 1.0%
American Equity Investment Life
Holding Company	45,774	1,047,309
Protective Life Corp.	4,278	296,936
		1,344,245
Real estate investment trusts - 0.9%
Corrections Corp. of America	34,311	1,178,926
		12,024,662
Health care - 18.4%
Biotechnology - 3.8%
Alnylam Pharmaceuticals, Inc. (I)	12,786	998,587
Exact Sciences Corp. (I)(L)	67,359	1,305,417
Incyte Corp., Ltd. (I)	22,598	1,108,432
NPS Pharmaceuticals, Inc. (I)	34,661	901,186
Seattle Genetics, Inc. (I)(L)	23,862	887,189
		5,200,811
Health care equipment and supplies - 4.1%
DexCom, Inc. (I)	17,142	685,509
Insulet Corp. (I)	26,118	962,448
NuVasive, Inc. (I)	30,070	1,048,541
Sirona Dental Systems, Inc. (I)	13,629	1,045,072
STERIS Corp.	23,270	1,255,649
Thoratec Corp. (I)	22,424	599,394
		5,596,613
Health care providers and services - 5.4%
Chemed Corp. (L)	13,712	1,410,965
Community Health Systems, Inc. (I)	26,559	1,455,168
Envision Healthcare Holdings, Inc. (I)	30,011	1,040,781
HealthSouth Corp.	30,635	1,130,432
Select Medical Holdings Corp.	77,402	931,146
VCA Antech, Inc. (I)	37,137	1,460,598
		7,429,090
Health care technology - 0.3%
HMS Holdings Corp. (I)(L)	21,339	402,240
Life sciences tools and services - 2.6%
PAREXEL International Corp. (I)	22,103	1,394,478
PerkinElmer, Inc.	23,345	1,017,842
Techne Corp.	12,311	1,151,694
		3,564,014
Pharmaceuticals - 2.2%
Jazz Pharmaceuticals PLC (I)	6,683	1,073,022
Nektar Therapeutics (I)	26,447	319,215
Salix Pharmaceuticals, Ltd. (I)	10,052	1,570,524
		2,962,761
		25,155,529
Industrials - 16.9%
Aerospace and defense - 1.5%
Hexcel Corp. (I)	24,660	979,002
TransDigm Group, Inc.	5,835	1,075,566
		2,054,568
Air freight and logistics - 0.8%
Forward Air Corp.	24,679	1,106,360
Building products - 1.1%
AO Smith Corp.	30,595	1,446,532
Commercial services and supplies - 2.4%
Pitney Bowes, Inc.	55,175	1,378,823
Steelcase, Inc., Class A	64,113	1,037,989
Tetra Tech, Inc.	33,865	845,948
		3,262,760
Construction and engineering - 0.7%
MasTec, Inc. (I)	31,546	965,939
Electrical equipment - 0.9%
Acuity Brands, Inc.	10,605	1,248,315
Machinery - 5.0%
Crane Company	16,248	1,027,036
ITT Corp.	32,157	1,445,136
Lincoln Electric Holdings, Inc.	20,549	1,420,655
WABCO Holdings, Inc. (I)	12,904	1,173,619
Wabtec Corp.	22,520	1,825,021
		6,891,467
Marine - 1.2%
Kirby Corp. (I)	13,664	1,610,302
Road and rail - 1.8%
Knight Transportation, Inc.	49,547	1,357,092
Swift Transportation Company (I)	52,398	1,099,310
		2,456,402

The accompanying notes are an integral part of the financial statements.	217

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors - 1.5%
Watsco, Inc.	11,424	$984,520
WESCO International, Inc. (I)	13,600	1,064,336
		2,048,856
		23,091,501
Information technology - 25.3%
Communications equipment - 1.5%
ARRIS Group, Inc. (I)	50,378	1,428,468
Finisar Corp. (I)(L)	39,318	653,858
		2,082,326
Electronic equipment, instruments and components - 4.2%
Cognex Corp. (I)	37,201	1,498,084
IPG Photonics Corp. (I)(L)	10,392	714,762
Littelfuse, Inc.	14,685	1,250,868
National Instruments Corp.	29,027	897,805
SYNNEX Corp. (I)	20,835	1,346,566
		5,708,085
Internet software and services - 3.2%
Conversant, Inc. (I)	38,926	1,333,216
CoStar Group, Inc. (I)	11,887	1,848,904
Dealertrack Technologies, Inc. (I)	26,173	1,136,170
		4,318,290
IT services - 0.8%
EPAM Systems, Inc. (I)	26,303	1,151,808
Semiconductors and semiconductor equipment - 4.0%
Atmel Corp. (I)	2,959	23,909
Cavium, Inc. (I)	21,355	1,061,984
MKS Instruments, Inc.	25,470	850,189
Monolithic Power Systems, Inc.	9,243	407,154
Power Integrations, Inc.	22,090	1,190,872
Silicon Laboratories, Inc. (I)	22,178	901,314
Teradyne, Inc.	56,013	1,086,092
		5,521,514
Software - 10.8%
Aspen Technology, Inc. (I)	30,049	1,133,448
Cadence Design Systems, Inc. (I)	62,914	1,082,750
CommVault Systems, Inc. (I)	13,120	661,248
Guidewire Software, Inc. (I)	24,591	1,090,365
Interactive Intelligence Group, Inc. (I)	18,973	793,071
Manhattan Associates, Inc. (I)	83,906	2,804,139
Mentor Graphics Corp.	48,352	990,974
MicroStrategy, Inc., Class A (I)	8,063	1,054,963
NetScout Systems, Inc. (I)	29,579	1,354,718
Qlik Technologies, Inc. (I)	39,448	1,066,674
Qualys, Inc. (I)	28,995	771,267
SolarWinds, Inc. (I)	18,871	793,526
The Ultimate Software Group, Inc. (I)	8,057	1,140,146
		14,737,289
Technology hardware, storage and peripherals - 0.8%
Cray, Inc. (I)(L)	40,267	1,056,606
		34,575,918
Materials - 3.8%
Chemicals - 1.7%
PolyOne Corp.	35,127	1,249,819
Rockwood Holdings, Inc.	13,821	1,056,615
		2,306,434
Construction materials - 0.8%
Martin Marietta Materials, Inc.	8,646	1,114,815
Containers and packaging - 0.8%
Berry Plastics Group, Inc. (I)	43,552	1,099,252
Metals and mining - 0.5%
Carpenter Technology Corp.	15,401	695,355
		5,215,856
Telecommunication services - 1.5%
Wireless telecommunication services - 1.5%
SBA Communications Corp., Class A (I)	18,848	2,090,243
Utilities - 0.8%
Electric utilities - 0.8%
ITC Holdings Corp.	31,933	1,137,773
TOTAL COMMON STOCKS (Cost $98,562,115)		$132,704,253
RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I)(N)	74,236	2,227
TOTAL RIGHTS (Cost $4,825)		$2,227
SECURITIES LENDING COLLATERAL - 7.6%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	1,031,318	10,320,503
TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,320,455)		$10,320,503
SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
State Street Institutional Liquid Reserves
Fund, 0.0853% (Y)	581,615	581,615
TOTAL SHORT-TERM INVESTMENTS (Cost $581,615)		$581,615
Total Investments (Small Company Growth Trust)
(Cost $109,469,010) - 105.1%		$143,608,598
Other assets and liabilities, net - (5.1%)		(6,957,348)
TOTAL NET ASSETS - 100.0%		$136,651,250

Small Company Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.4%
Consumer discretionary - 12.8%
Auto components - 1.5%
Drew Industries, Inc.	87,600	$3,695,843
Modine Manufacturing Company (I)	140,300	1,665,360
		5,361,203
Automobiles - 0.7%
Winnebago Industries, Inc. (I)	108,900	2,370,752
Distributors - 1.1%
Pool Corp.	70,900	3,822,928
Diversified consumer services - 0.8%
American Public Education, Inc. (I)	38,300	1,033,717
Ascent Capital Group, Inc., Class A (I)	30,900	1,860,180
		2,893,897
Hotels, restaurants and leisure - 0.8%
Belmond, Ltd., Class A (I)	138,000	1,609,080

The accompanying notes are an integral part of the financial statements.	218

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Red Robin Gourmet Burgers, Inc. (I)	17,300	$984,370
		2,593,450
Household durables - 1.9%
CSS Industries, Inc.	59,200	1,435,600
Ethan Allen Interiors, Inc. (L)	59,200	1,349,760
M/I Homes, Inc. (I)	52,100	1,032,622
Meritage Homes Corp. (I)	79,900	2,836,450
		6,654,432
Leisure products - 0.5%
Brunswick Corp.	43,800	1,845,732
Media - 0.8%
New Media Investment Group, Inc.	55,800	927,954
Saga Communications, Inc., Class A	49,800	1,672,284
		2,600,238
Multiline retail - 0.3%
Fred’s, Inc., Class A	82,600	1,156,400
Specialty retail - 3.5%
Aaron’s, Inc.	216,800	5,272,576
Haverty Furniture Companies, Inc.	100,300	2,185,537
MarineMax, Inc. (I)	19,000	320,150
Pier 1 Imports, Inc.	158,600	1,885,754
Sportsman’s Warehouse Holdings, Inc. (I)	105,900	713,237
Stein Mart, Inc.	165,800	1,914,990
		12,292,244
Textiles, apparel and luxury goods - 0.9%
Crocs, Inc. (I)	63,900	803,862
Culp, Inc.	74,200	1,346,730
Kate Spade & Company (I)	37,400	981,002
		3,131,594
		44,722,870
Consumer staples - 0.9%
Food and staples retailing - 0.5%
SpartanNash Company	95,520	1,857,864
Food products - 0.3%
Pinnacle Foods, Inc.	28,900	943,585
Tobacco - 0.1%
Alliance One International, Inc. (I)	194,500	383,165
		3,184,614
Energy - 6.0%
Energy equipment and services - 1.9%
Atwood Oceanics, Inc. (I)	33,000	1,441,770
C&J Energy Services, Inc. (I)	26,300	803,465
CARBO Ceramics, Inc. (L)	19,800	1,172,754
Hercules Offshore, Inc. (I)(L)	106,900	235,180
Tesco Corp.	78,200	1,552,270
TETRA Technologies, Inc. (I)	141,200	1,527,784
		6,733,223
Oil, gas and consumable fuels - 4.1%
Bonanza Creek Energy, Inc. (I)	6,700	381,230
Cloud Peak Energy, Inc. (I)	119,400	1,506,828
Energy XXI Bermuda, Ltd. (L)	31,810	361,044
GasLog, Ltd.	107,700	2,370,477
Magnum Hunter Resources Corp. (I)(L)	120,500	671,185
Matador Resources Company (I)	70,300	1,817,255
Northern Oil and Gas, Inc. (I)(L)	133,200	1,894,104
Oasis Petroleum, Inc. (I)	70,800	2,960,148
PDC Energy, Inc. (I)	29,200	1,468,468
Teekay Tankers, Ltd., Class A (L)	242,700	905,271
		14,336,010
		21,069,233
Financials - 23.9%
Banks - 8.5%
BBCN Bancorp, Inc.	99,300	1,448,787
Columbia Banking System, Inc.	87,500	2,170,875
East West Bancorp, Inc.	172,600	5,868,400
Glacier Bancorp, Inc.	132,800	3,434,208
Home BancShares, Inc.	167,600	4,929,116
Signature Bank (I)	26,200	2,935,972
SVB Financial Group (I)	46,900	5,257,021
Wintrust Financial Corp.	82,400	3,680,808
		29,725,187
Capital markets - 2.7%
Ares Capital Corp.	144,700	2,338,352
Hercules Technology Growth Capital, Inc. (L)	170,500	2,465,430
Janus Capital Group, Inc.	63,800	927,652
JMP Group, Inc.	69,600	436,392
Main Street Capital Corp. (L)	28,600	876,304
Piper Jaffray Companies (I)	23,300	1,217,192
Safeguard Scientifics, Inc. (I)	60,800	1,118,720
		9,380,042
Diversified financial services - 0.5%
Compass Diversified Holdings	99,300	1,738,743
Insurance - 3.8%
Assured Guaranty, Ltd.	61,100	1,353,976
Employers Holdings, Inc.	97,350	1,873,988
Enstar Group, Ltd. (I)	2,900	395,328
Meadowbrook Insurance Group, Inc.	212,200	1,241,370
National Interstate Corp.	72,200	2,014,380
ProAssurance Corp.	141,500	6,235,905
Safety Insurance Group, Inc.	600	32,346
		13,147,293
Real estate investment trusts - 7.8%
Acadia Realty Trust	98,200	2,708,356
Associated Estates Realty Corp.	37,600	658,376
CatchMark Timber Trust, Inc., Class A	21,530	235,969
CBL & Associates Properties, Inc.	132,800	2,377,120
Cedar Realty Trust, Inc.	208,100	1,227,790
First Potomac Realty Trust	168,000	1,974,000
Hatteras Financial Corp.	76,200	1,368,552
Kilroy Realty Corp.	49,700	2,954,168
Kite Realty Group Trust	58,100	1,408,344
LaSalle Hotel Properties	91,100	3,119,264
Potlatch Corp.	61,600	2,476,936
PS Business Parks, Inc.	14,000	1,065,960
Redwood Trust, Inc.	130,000	2,155,400
Saul Centers, Inc.	38,700	1,808,838
Washington Real Estate Investment Trust	69,500	1,763,910
		27,302,983
Real estate management and development - 0.1%
Forestar Group, Inc. (I)	21,400	379,208
Thrifts and mortgage finance - 0.5%
Radian Group, Inc. (L)	113,100	1,612,806
		83,286,262

The accompanying notes are an integral part of the financial statements.	219

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care - 3.9%
Biotechnology - 0.3%
Momenta Pharmaceuticals, Inc. (I)	84,800	$961,632
Health care equipment and supplies - 2.3%
Analogic Corp.	23,500	1,503,060
Atrion Corp.	500	152,505
Quidel Corp. (I)(L)	69,200	1,859,404
West Pharmaceutical Services, Inc.	104,400	4,672,944
		8,187,913
Health care providers and services - 1.3%
Landauer, Inc.	22,000	726,220
National Healthcare Corp.	43,700	2,425,787
Triple-S Management Corp., Class B (I)	60,900	1,211,910
		4,363,917
		13,513,462
Industrials - 26.0%
Aerospace and defense - 0.3%
Kratos Defense & Security Solutions, Inc. (I)	153,600	1,007,616
Air freight and logistics - 0.8%
Hub Group, Inc., Class A (I)	54,800	2,221,044
UTi Worldwide, Inc. (I)	51,300	545,319
		2,766,363
Airlines - 1.6%
Alaska Air Group, Inc.	129,400	5,634,076
Building products - 1.4%
Gibraltar Industries, Inc. (I)	120,400	1,648,276
Quanex Building Products Corp.	64,900	1,174,041
Universal Forest Products, Inc.	49,600	2,118,416
		4,940,733
Commercial services and supplies - 4.6%
G&K Services, Inc., Class A	59,200	3,278,496
Matthews International Corp., Class A	75,500	3,313,695
McGrath RentCorp.	121,530	4,156,326
MSA Safety, Inc.	58,700	2,899,780
US Ecology, Inc.	53,900	2,520,364
		16,168,661
Construction and engineering - 1.4%
Aegion Corp. (I)	97,500	2,169,375
Comfort Systems USA, Inc.	104,800	1,420,040
Pike Corp. (I)	100,000	1,189,000
		4,778,415
Electrical equipment - 0.6%
Franklin Electric Company, Inc.	58,100	2,018,394
Machinery - 5.1%
Astec Industries, Inc.	48,200	1,757,854
CIRCOR International, Inc.	42,200	2,841,326
ESCO Technologies, Inc.	76,200	2,650,236
Hillenbrand, Inc.	11,510	355,544
Luxfer Holdings PLC, ADR	49,800	859,548
Nordson Corp.	53,300	4,054,531
RBC Bearings, Inc.	17,000	963,900
Sun Hydraulics Corp.	39,500	1,484,805
Woodward, Inc.	62,130	2,958,631
		17,926,375
Marine - 1.9%
Kirby Corp. (I)	55,000	6,481,750
Professional services - 1.8%
FTI Consulting, Inc. (I)	49,100	1,716,536
Navigant Consulting, Inc. (I)	128,100	1,781,871
On Assignment, Inc. (I)	96,900	2,601,765
		6,100,172
Road and rail - 4.7%
Genesee & Wyoming, Inc., Class A (I)	68,700	6,547,797
Landstar System, Inc.	115,300	8,323,507
Universal Truckload Services, Inc.	63,389	1,537,183
		16,408,487
Trading companies and distributors - 1.8%
Beacon Roofing Supply, Inc. (I)	155,700	3,967,236
Kaman Corp.	61,500	2,416,950
		6,384,186
		90,615,228
Information technology - 10.5%
Communications equipment - 0.8%
Ixia (I)	168,500	1,540,090
Sonus Networks, Inc. (I)	331,500	1,133,730
		2,673,820
Electronic equipment, instruments and components - 6.1%
Badger Meter, Inc.	3,800	191,710
Belden, Inc.	60,400	3,866,808
Cognex Corp. (I)	49,200	1,981,284
Electro Rent Corp.	142,300	1,959,471
Electro Scientific Industries, Inc.	131,300	891,527
Fabrinet (I)	99,100	1,446,860
Littelfuse, Inc.	45,500	3,875,690
Methode Electronics, Inc.	53,600	1,976,232
Newport Corp. (I)	62,900	1,114,588
SYNNEX Corp.	61,200	3,955,356
		21,259,526
Semiconductors and semiconductor equipment - 2.8%
Advanced Energy Industries, Inc. (I)	112,200	2,108,238
Brooks Automation, Inc.	101,000	1,061,510
Cabot Microelectronics Corp. (I)	66,900	2,773,005
Entegris, Inc. (I)	139,200	1,600,800
Teradyne, Inc.	122,000	2,365,580
		9,909,133
Software - 0.8%
Progress Software Corp. (I)	110,200	2,634,882
		36,477,361
Materials - 9.0%
Chemicals - 2.5%
American Vanguard Corp. (L)	86,600	969,920
Innospec, Inc.	121,000	4,343,900
Minerals Technologies, Inc.	55,300	3,412,563
		8,726,383
Containers and packaging - 2.0%
AptarGroup, Inc.	75,700	4,594,990
Myers Industries, Inc.	128,700	2,270,268
		6,865,258
Metals and mining - 2.4%
Carpenter Technology Corp.	55,000	2,483,250
Royal Gold, Inc.	25,900	1,681,946
Sandstorm Gold, Ltd. (I)(L)	388,000	1,668,400
Schnitzer Steel Industries, Inc., Class A	45,500	1,094,275

The accompanying notes are an integral part of the financial statements.	220

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Stillwater Mining Company (I)(L)	106,000	$1,593,180
		8,521,051
Paper and forest products - 2.1%
Clearwater Paper Corp. (I)	57,100	3,432,281
Deltic Timber Corp.	39,800	2,480,336
Wausau Paper Corp.	175,500	1,391,715
		7,304,332
		31,417,024
Telecommunication services - 0.3%
Diversified telecommunication services - 0.3%
Premiere Global Services, Inc. (I)	91,550	1,095,854
Utilities - 4.1%
Electric utilities - 2.3%
Cleco Corp.	74,900	3,606,435
El Paso Electric Company	69,100	2,525,605
PNM Resources, Inc.	65,900	1,641,569
		7,773,609
Gas utilities - 0.7%
Southwest Gas Corp.	51,700	2,511,586
Multi-utilities - 1.1%
Black Hills Corp.	35,600	1,704,528
NorthWestern Corp.	46,500	2,109,240
		3,813,768
		14,098,963
TOTAL COMMON STOCKS (Cost $231,364,313)		$339,480,871

INVESTMENT COMPANIES - 0.3%
iShares Russell 2000 Value ETF (L)	12,600	1,178,856
TOTAL INVESTMENT COMPANIES (Cost $746,868)		$1,178,856

SECURITIES LENDING COLLATERAL - 4.1%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	1,417,622	14,186,290
TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,186,360)		$14,186,290

SHORT-TERM INVESTMENTS - 2.3%
Money market funds - 2.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	450,000	450,000
T.Rowe Price Reserve Investment
Fund, 0.0487% (Y)	7,786,089	7,786,089
TOTAL SHORT-TERM INVESTMENTS (Cost $8,236,089)		$8,236,089
Total Investments (Small Company Value Trust)
(Cost $254,533,630) - 104.1%		$363,082,106
Other assets and liabilities, net - (4.1%)		(14,453,904)
TOTAL NET ASSETS - 100.0%		$348,628,202

Strategic Equity Allocation Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.3%
Consumer discretionary - 11.3%
Auto components - 0.6%
Aisin Seiki Company, Ltd.	46,404	$1,674,927
American Axle &
Manufacturing Holdings, Inc. (I)	16,048	269,125
BorgWarner, Inc.	85,020	4,472,865
Bridgestone Corp.	158,474	5,241,519
Cie Generale des Etablissements Michelin	45,289	4,265,805
Continental AG	26,498	5,019,443
Cooper Tire & Rubber Company	15,061	432,251
Cooper-Standard Holding, Inc. (I)	3,158	197,059
Dana Holding Corp.	37,500	718,875
Delphi Automotive PLC	112,139	6,878,606
Denso Corp.	116,995	5,397,712
Dorman Products, Inc. (I) (L)	6,494	260,150
Drew Industries, Inc.	5,643	238,078
Federal-Mogul Holdings Corp. (I)	6,986	103,882
Fox Factory Holding Corp. (I)	2,961	45,896
Fuel Systems Solutions, Inc. (I)	4,011	35,738
Gentex Corp.	73,304	1,962,348
Gentherm, Inc. (I)	8,522	359,884
GKN PLC	397,201	2,045,421
Johnson Controls, Inc.	248,524	10,935,056
Koito Manufacturing Company, Ltd.	23,466	638,358
Modine Manufacturing Company (I)	11,675	138,582
Motorcar Parts of America, Inc. (I)	3,691	100,432
NGK Spark Plug Company, Ltd.	43,299	1,274,065
NHK Spring Company, Ltd.	38,577	378,525
NOK Corp.	23,172	531,957
Nokian Renkaat OYJ	27,446	823,504
Pirelli & C. SpA	57,594	794,166
Remy International, Inc.	3,618	74,278
Shiloh Industries, Inc. (I)	2,020	34,360
Spartan Motors, Inc.	9,601	44,837
Standard Motor Products, Inc.	4,737	163,095
Stanley Electric Company, Ltd.	32,867	711,542
Stoneridge, Inc. (I)	7,323	82,530
Strattec Security Corp.	982	79,886
Sumitomo Electric Industries, Ltd.	182,743	2,705,293
Sumitomo Rubber Industries, Ltd.	41,602	591,792
Superior Industries International, Inc.	5,958	104,444
Tenneco, Inc. (I)	14,525	759,803
The Goodyear Tire & Rubber Company	101,285	2,287,522
The Yokohama Rubber Company, Ltd.	50,000	433,264
Tower International, Inc. (I)	4,955	124,816
Toyoda Gosei Company, Ltd.	15,903	310,453
Toyota Industries Corp.	39,453	1,908,644
Valeo SA	18,275	2,030,618
		67,681,406
Automobiles - 1.4%
Bayerische Motoren Werke AG	79,934	8,542,887
Daihatsu Motor Company, Ltd.	46,212	733,312
Daimler AG	233,615	17,840,462
Fiat SpA (I)	212,029	2,043,476
Ford Motor Company	1,447,171	21,403,659
Fuji Heavy Industries, Ltd.	142,212	4,711,011
General Motors Company	503,017	16,066,363
Harley-Davidson, Inc.	81,172	4,724,210
Honda Motor Company, Ltd.	395,873	13,582,337
Isuzu Motors, Ltd.	143,880	2,034,807
Mazda Motor Corp.	130,700	3,287,689
Mitsubishi Motors Corp.	156,437	1,897,578
Nissan Motor Company, Ltd.	602,396	5,831,280

The accompanying notes are an integral part of the financial statements.	221

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Peugeot SA (I)	94,962	$1,215,105
Renault SA	46,565	3,368,497
Suzuki Motor Corp.	88,343	2,929,914
Thor Industries, Inc.	23,252	1,197,478
Toyota Motor Corp.	667,952	39,301,721
Volkswagen AG	7,173	1,482,085
Winnebago Industries, Inc. (I)	6,604	143,769
Yamaha Motor Company, Ltd.	63,713	1,248,445
		153,586,085
Distributors - 0.1%
Core-Mark Holding Company, Inc.	5,567	295,274
Genuine Parts Company	57,136	5,011,399
Jardine Cycle and Carriage, Ltd.	26,467	889,477
LKQ Corp. (I)	151,352	4,024,450
Pool Corp.	10,957	590,801
VOXX International Corp. (I)	4,834	44,956
		10,856,357
Diversified consumer services - 0.1%
2U, Inc. (I) (L)	2,413	37,619
American Public Education, Inc. (I)	4,163	112,359
Apollo Education Group, Inc. (I)	48,958	1,231,294
Ascent Capital Group, Inc., Class A (I)	3,545	213,409
Benesse Holdings, Inc.	16,555	543,134
Bridgepoint Education, Inc. (I)	3,975	44,361
Bright Horizons Family Solutions, Inc. (I)	7,378	310,319
Capella Education Company	2,659	166,453
Career Education Corp. (I)	16,900	85,852
Carriage Services, Inc.	4,284	74,242
Chegg, Inc. (I) (L)	18,195	113,537
Collectors Universe, Inc.	2,088	45,936
DeVry Education Group, Inc.	28,747	1,230,659
Graham Holdings Company, Class B	2,207	1,543,995
Grand Canyon Education, Inc. (I)	11,267	459,356
H&R Block, Inc.	103,332	3,204,325
Houghton Mifflin Harcourt Company (I)	26,279	510,864
ITT Educational Services, Inc. (I) (L)	5,410	23,209
K12, Inc. (I) (L)	8,434	134,607
LifeLock, Inc. (I)	19,572	279,684
Regis Corp.	10,513	167,787
Service Corp. International	105,882	2,238,345
Sotheby’s	45,373	1,620,724
Steiner Leisure, Ltd. (I)	3,739	140,549
Strayer Education, Inc. (I)	2,636	157,844
Universal Technical Institute, Inc.	5,629	52,631
Weight Watchers International, Inc. (I) (L)	6,688	183,519
		14,926,613
Hotels, restaurants and leisure - 1.5%
Accor SA	41,376	1,832,468
Bally Technologies, Inc. (I)	19,214	1,550,570
Belmond, Ltd., Class A (I)	23,235	270,920
Biglari Holdings, Inc. (I)	428	145,417
BJ’s Restaurants, Inc. (I)	5,679	204,387
Bloomin’ Brands, Inc. (I)	18,681	342,610
Bob Evans Farms, Inc.	6,037	285,792
Boyd Gaming Corp. (I)	18,761	190,612
Bravo Brio Restaurant Group, Inc. (I)	4,909	63,670
Brinker International, Inc.	32,399	1,645,545
Buffalo Wild Wings, Inc. (I)	4,546	610,391
Caesars Acquisition Company, Class A (I) (L)	10,886	103,090
Caesars Entertainment Corp. (I) (L)	12,257	154,193
Carnival Corp.	168,018	6,749,283
Carnival PLC	44,471	1,770,838
Carrols Restaurant Group, Inc. (I)	10,345	73,553
Chipotle Mexican Grill, Inc. (I)	11,576	7,716,446
Churchill Downs, Inc.	3,258	317,655
Chuy’s Holdings, Inc. (I)	3,936	123,551
Clubcorp Holdings, Inc.	5,755	114,122
Compass Group PLC	407,530	6,573,135
Cracker Barrel Old Country Store, Inc.	4,590	473,642
Crown Resorts, Ltd.	88,188	1,064,880
Darden Restaurants, Inc. (L)	49,679	2,556,481
Del Frisco’s Restaurant Group, Inc. (I) (L)	5,743	109,921
Denny’s Corp. (I)	21,789	153,177
Diamond Resorts International, Inc. (I)	8,468	192,732
DineEquity, Inc.	4,055	330,847
Domino’s Pizza, Inc.	27,636	2,126,867
Fiesta Restaurant Group, Inc. (I)	6,453	320,585
Flight Centre Travel Group, Ltd.	13,643	510,303
Galaxy Entertainment Group, Ltd.	563,153	3,269,680
Genting Singapore PLC	1,480,821	1,322,532
InterContinental Hotels Group PLC	56,056	2,161,590
International Game Technology	123,950	2,091,037
International Speedway Corp., Class A	20,842	659,441
Interval Leisure Group, Inc.	9,561	182,137
Isle of Capri Casinos, Inc. (I)	6,264	46,980
Jack in the Box, Inc.	9,647	657,829
Jamba, Inc. (I)	4,790	68,114
Krispy Kreme Doughnuts, Inc. (I)	15,856	272,089
La Quinta Holdings, Inc. (I)	10,690	203,003
Life Time Fitness, Inc. (I)	27,893	1,406,923
Marriott International, Inc., Class A	81,362	5,687,204
Marriott Vacations Worldwide Corp. (I)	6,802	431,315
McDonald’s Corp.	366,290	34,727,955
McDonald’s Holdings
Company Japan, Ltd. (L)	16,161	399,645
MGM China Holdings, Ltd.	232,572	667,187
Morgans Hotel Group Company (I)	9,353	75,479
Multimedia Games Holding Company, Inc. (I)	7,301	262,909
Nathan’s Famous, Inc. (I)	1,050	71,075
Noodles & Company (I)	2,610	50,086
Oriental Land Company, Ltd.	12,098	2,286,243
Panera Bread Company, Class A (I)	12,892	2,097,786
Papa John’s International, Inc.	7,425	296,926
Penn National Gaming, Inc. (I)	19,487	218,449
Pinnacle Entertainment, Inc. (I)	14,400	361,296
Popeyes Louisiana Kitchen, Inc. (I)	5,810	235,305
Potbelly Corp. (I) (L)	4,208	49,065
Red Robin Gourmet Burgers, Inc. (I)	3,483	198,183
Ruby Tuesday, Inc. (I)	15,131	89,122
Ruth’s Hospitality Group, Inc.	9,514	105,035
Sands China, Ltd.	585,882	3,056,431
Scientific Games Corp., Class A (I) (L)	12,509	134,722
Shangri-La Asia, Ltd.	351,964	519,255
SJM Holdings, Ltd.	471,884	898,409
Sodexo	22,811	2,231,404
Sonic Corp. (I) (L)	13,133	293,654
Speedway Motorsports, Inc.	3,568	60,870
Starbucks Corp.	280,218	21,145,250
Starwood Hotels & Resorts Worldwide, Inc.	71,169	5,921,972
Tabcorp Holdings, Ltd.	180,995	572,353
Tatts Group, Ltd.	349,535	962,327
Texas Roadhouse, Inc.	16,930	471,331
The Cheesecake Factory, Inc.	35,104	1,597,232
The Marcus Corp.	4,836	76,409

The accompanying notes are an integral part of the financial statements.	222

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
The Wendy’s Company	137,947	$1,139,442
TUI Travel PLC	123,734	778,760
Vail Resorts, Inc.	8,720	756,547
Whitbread PLC	43,465	2,920,667
William Hill PLC	209,920	1,254,482
Wyndham Worldwide Corp.	46,791	3,802,237
Wynn Macau, Ltd.	376,870	1,201,066
Wynn Resorts, Ltd.	30,167	5,643,642
Yum! Brands, Inc.	164,017	11,805,944
Zoe’s Kitchen, Inc. (I) (L)	1,394	42,879
		166,616,588
Household durables - 0.6%
Beazer Homes USA, Inc. (I)	6,595	110,664
Casio Computer Company, Ltd. (L)	51,648	863,102
Cavco Industries, Inc. (I)	2,224	151,232
CSS Industries, Inc.	2,379	57,691
D.R. Horton, Inc.	123,957	2,543,598
Electrolux AB	58,261	1,534,604
Ethan Allen Interiors, Inc.	6,083	138,692
Flexsteel Industries, Inc.	1,516	51,135
Garmin, Ltd. (L)	44,997	2,339,394
Harman International Industries, Inc.	25,660	2,515,706
Helen of Troy, Ltd. (I)	6,830	358,712
Hovnanian Enterprises, Inc., Class A (I) (L)	28,695	105,311
Husqvarna AB, B Shares	99,499	701,511
Iida Group Holdings Company, Ltd.	40,400	494,154
iRobot Corp. (I) (L)	7,141	217,443
Jarden Corp. (I)	59,777	3,593,195
KB Home (L)	65,725	981,932
La-Z-Boy, Inc.	12,641	250,165
Leggett & Platt, Inc.	51,112	1,784,831
Lennar Corp., Class A	66,217	2,571,206
LGI Homes, Inc. (I)	3,740	68,666
Libbey, Inc. (I)	5,460	143,380
Lifetime Brands, Inc.	3,114	47,675
M/I Homes, Inc. (I)	6,004	118,999
MDC Holdings, Inc. (L)	28,813	729,545
Meritage Homes Corp. (I)	9,340	331,570
Mohawk Industries, Inc. (I)	23,022	3,103,826
NACCO Industries, Inc., Class A	1,353	67,285
Newell Rubbermaid, Inc.	102,312	3,520,556
Nikon Corp.	82,546	1,193,874
NVR, Inc. (I)	1,998	2,257,780
Panasonic Corp.	532,209	6,343,062
Persimmon PLC (I)	73,780	1,587,569
PulteGroup, Inc.	124,880	2,205,381
Rinnai Corp.	8,978	744,882
Sekisui Chemical Company, Ltd.	103,163	1,185,644
Sekisui House, Ltd.	133,078	1,568,422
Sharp Corp. (I) (L)	370,898	1,055,113
Skullcandy, Inc. (I)	4,947	38,537
Sony Corp. (I)	251,600	4,515,523
Standard Pacific Corp. (I)	34,525	258,592
Techtronic Industries Company	334,742	967,420
Tempur Sealy International, Inc. (I)	30,539	1,715,376
The Dixie Group, Inc. (I)	4,130	35,807
The Ryland Group, Inc.	11,253	374,050
Toll Brothers, Inc. (I)	81,181	2,529,600
TRI Pointe Homes, Inc. (I)	35,503	459,409
Tupperware Brands Corp.	25,266	1,744,365
Universal Electronics, Inc. (I)	3,895	192,296
WCI Communities, Inc. (I)	2,923	53,900
Whirlpool Corp.	29,279	4,264,486
William Lyon Homes, Class A (I)	4,279	94,566
		64,881,434
Internet and catalog retail - 0.8%
1-800-Flowers.com, Inc., Class A (I)	6,980	50,186
Amazon.com, Inc. (I)	141,355	45,578,506
ASOS PLC (I)	13,325	484,266
Blue Nile, Inc. (I)	3,108	88,733
Coupons.com, Inc. (I)	3,032	36,263
Expedia, Inc.	37,112	3,251,753
FTD Companies, Inc. (I)	4,528	154,450
HSN, Inc.	24,251	1,488,284
Lands’ End, Inc. (I)	3,999	164,439
Netflix, Inc. (I)	22,424	10,117,260
Nutrisystem, Inc.	7,253	111,479
Orbitz Worldwide, Inc. (I)	12,501	98,383
Overstock.com, Inc. (I) (L)	2,844	47,950
PetMed Express, Inc. (L)	5,596	76,106
Rakuten, Inc.	192,405	2,214,861
RetailMeNot, Inc. (I) (L)	7,327	118,404
Shutterfly, Inc. (I)	9,314	453,964
The Priceline Group, Inc. (I)	19,564	22,666,459
TripAdvisor, Inc. (I)	41,250	3,771,075
ValueVision Media, Inc., Class A (I)	11,533	59,164
		91,031,985
Leisure products - 0.2%
Arctic Cat, Inc.	3,146	109,544
Black Diamond, Inc. (I) (L)	5,543	41,905
Brunswick Corp.	68,803	2,899,358
Callaway Golf Company	18,741	135,685
Hasbro, Inc.	42,301	2,326,344
JAKKS Pacific, Inc. (I) (L)	5,132	36,437
Johnson Outdoors, Inc., Class A	1,565	40,534
LeapFrog Enterprises, Inc. (I) (L)	15,753	94,360
Malibu Boats, Inc., Class A (I)	2,516	46,596
Mattel, Inc.	125,922	3,859,509
Namco Bandai Holdings, Inc.	43,493	1,118,911
Nautilus, Inc. (I)	7,823	93,641
Polaris Industries, Inc.	30,426	4,557,511
Sankyo Company, Ltd.	12,251	439,050
Sega Sammy Holdings, Inc.	45,136	726,738
Shimano, Inc.	19,081	2,321,078
Smith & Wesson Holding Corp. (I) (L)	13,387	126,373
Sturm Ruger & Company, Inc. (L)	4,751	231,326
Yamaha Corp.	39,573	517,376
		19,722,276
Media - 2.6%
AH Belo Corp., Class A	5,392	57,533
Altice SA (I)	21,004	1,114,246
AMC Entertainment Holdings, Inc., Class A	5,072	116,605
AMC Networks, Inc., Class A (I)	29,639	1,731,510
Axel Springer AG	9,654	530,003
British Sky Broadcasting Group PLC	252,443	3,600,630
Cablevision Systems Corp., Class A (L)	82,440	1,443,524
Carmike Cinemas, Inc. (I)	5,901	182,813
CBS Corp., Class B	180,787	9,672,105
Central European Media
Enterprises, Ltd., Class A (I) (L)	17,656	39,726
Cinedigm Corp., Class A (I)	22,879	35,462
Cinemark Holdings, Inc.	52,206	1,777,092
Comcast Corp., Class A	965,430	51,920,825
Cumulus Media, Inc., Class A (I)	35,788	144,226

The accompanying notes are an integral part of the financial statements.	223

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Dentsu, Inc.	52,365	$1,994,595
Dex Media, Inc. (I) (L)	3,886	37,150
DIRECTV (I)	187,322	16,207,099
Discovery Communications, Inc., Series A (I)	55,135	2,084,103
Discovery Communications, Inc., Series C (I)	102,035	3,803,865
DreamWorks Animation
SKG, Inc., Class A (I)	36,088	984,120
Entercom Communications Corp., Class A (I)	7,198	57,800
Entravision Communications Corp., Class A	15,303	60,600
Eros International PLC (I)	5,408	79,011
Eutelsat Communications	37,420	1,207,374
Gannett Company, Inc.	83,754	2,484,981
Gray Television, Inc. (I)	12,315	97,042
Hakuhodo DY Holdings, Inc.	57,073	577,769
Harte-Hanks, Inc.	11,993	76,395
ITV PLC	916,135	3,076,082
JCDecaux SA	16,284	513,571
John Wiley & Sons, Inc., Class A	23,522	1,319,819
Journal Communications, Inc., Class A (I)	11,374	95,883
Kabel Deutschland Holding AG	5,392	731,433
Lagardere SCA	29,019	776,550
Lamar Advertising Company, Class A	40,130	1,976,403
Lee Enterprises, Inc. (I) (L)	15,286	51,667
Live Nation Entertainment, Inc. (I)	72,389	1,738,784
Loral Space & Communications, Inc. (I)	3,247	233,167
Martha Stewart Living
Omnimedia, Inc., Class A (I)	8,449	30,416
MDC Partners, Inc., Class A	10,356	198,732
Media General, Inc. (I) (L)	13,270	173,970
Meredith Corp.	26,945	1,153,246
National CineMedia, Inc.	14,840	215,328
New Media Investment Group, Inc.	7,568	125,856
News Corp., Class A (I)	187,548	3,066,410
Nexstar Broadcasting Group, Inc., Class A (L)	7,494	302,907
Omnicom Group, Inc.	93,726	6,453,972
Pearson PLC	198,354	3,983,600
ProSiebenSat.1 Media AG	52,968	2,099,932
Publicis Groupe SA	43,451	2,977,627
REA Group, Ltd.	12,375	468,100
Reading International, Inc., Class A (I)	5,436	45,662
Reed Elsevier NV	168,764	3,828,639
Reed Elsevier PLC	279,157	4,462,886
Rentrak Corp. (I)	2,473	150,705
RTLGroup SA	9,481	811,819
Scholastic Corp.	6,455	208,626
Scripps Networks Interactive, Inc., Class A	38,693	3,021,536
SES SA	73,478	2,542,212
SFX Entertainment, Inc. (I) (L)	11,434	57,399
Sinclair Broadcast Group, Inc., Class A (L)	16,681	435,207
Singapore Press Holdings, Ltd. (L)	388,632	1,278,983
Sizmek, Inc. (I)	6,133	47,469
Sky Deutschland AG (I)	106,118	897,012
Societe Television Francaise 1	3	40
Telenet Group Holding NV (I)	12,444	714,818
The EW Scripps Company, Class A (I) (L)	7,751	126,419
The Interpublic Group of Companies, Inc.	156,012	2,858,140
The McClatchy Company, Class A (I) (L)	15,059	50,598
The New York Times Company, Class A	98,859	1,109,198
The Walt Disney Company	589,122	52,449,532
Thomson Reuters Corp.	29,396	1,070,308
Time Warner Cable, Inc.	103,899	14,908,468
Time Warner, Inc.	318,912	23,985,372
Time, Inc. (I)	81,021	1,898,322
Toho Company, Ltd.	27,508	621,496
Twenty-First Century Fox, Inc., Class A	702,558	24,090,714
Viacom, Inc., Class B	142,024	10,927,327
Wolters Kluwer NV	73,006	1,946,875
World Wrestling
Entertainment, Inc., Class A (L)	7,254	99,888
WPP PLC	322,727	6,465,355
		294,992,684
Multiline retail - 0.5%
Big Lots, Inc.	28,102	1,209,791
Burlington Stores, Inc. (I)	6,948	276,947
Dollar General Corp. (I)	113,263	6,921,502
Dollar Tree, Inc. (I)	76,757	4,303,765
Don Quijote Company, Ltd.	13,907	798,087
Family Dollar Stores, Inc.	36,079	2,786,742
Fred’s, Inc., Class A	8,928	124,992
Harvey Norman Holding, Ltd.	129,782	412,060
Isetan Mitsukoshi Holdings, Ltd.	81,628	1,062,349
J Front Retailing Company, Ltd.	58,301	762,706
J.C. Penney Company, Inc. (I) (L)	152,854	1,534,654
Kohl’s Corp.	76,363	4,660,434
Macy’s, Inc.	131,722	7,663,586
Marks & Spencer Group PLC	394,966	2,582,482
Marui Group Company, Ltd.	57,841	476,319
Next PLC	37,518	4,015,739
Nordstrom, Inc.	52,959	3,620,807
Takashimaya Company, Ltd.	64,883	542,716
Target Corp.	236,370	14,815,672
The Bon-Ton Stores, Inc.	4,216	35,246
Tuesday Morning Corp. (I) (L)	10,547	204,665
		58,811,261
Specialty retail - 1.9%
Aaron’s, Inc.	32,268	784,758
ABC-Mart, Inc.	6,464	330,144
Abercrombie & Fitch Company, Class A	35,787	1,300,500
Advance Auto Parts, Inc.	36,589	4,767,547
Aeropostale, Inc. (I) (L)	18,527	60,954
America’s Car-Mart, Inc. (I) (L)	2,049	81,120
American Eagle Outfitters, Inc. (L)	134,575	1,954,029
ANN, Inc. (I)	34,218	1,407,386
Asbury Automotive Group, Inc. (I)	7,296	470,008
Ascena Retail Group, Inc. (I)	65,665	873,345
AutoNation, Inc. (I)	29,214	1,469,756
AutoZone, Inc. (I)	12,181	6,208,168
Barnes & Noble, Inc. (I)	9,920	195,821
Bed Bath & Beyond, Inc. (I)	75,386	4,962,660
Best Buy Company, Inc.	108,317	3,638,368
Big 5 Sporting Goods Corp.	4,979	46,653
Brown Shoe Company, Inc.	10,478	284,268
Build-A-Bear Workshop, Inc. (I)	3,230	42,248
Cabela’s, Inc. (I) (L)	23,871	1,406,002
CarMax, Inc. (I)	81,808	3,799,982
Carphone Warehouse Group PLC	237,711	1,409,396
Chico’s FAS, Inc.	76,619	1,131,663
Christopher & Banks Corp. (I)	9,416	93,124
Citi Trends, Inc. (I)	4,085	90,279
Conn’s, Inc. (I) (L)	6,668	201,840
CST Brands, Inc.	37,915	1,363,044
Destination Maternity Corp.	3,894	60,123
Destination XL Group, Inc. (I)	10,672	50,372
Dick’s Sporting Goods, Inc.	49,847	2,187,286
Express, Inc. (I)	20,387	318,241

The accompanying notes are an integral part of the financial statements.	224

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Fast Retailing Company, Ltd.	12,846	$4,304,591
Five Below, Inc. (I) (L)	13,127	519,960
Foot Locker, Inc.	72,060	4,010,139
Francesca’s Holdings Corp. (I)	10,532	146,711
GameStop Corp., Class A (L)	41,657	1,716,268
Genesco, Inc. (I)	5,800	433,550
Group 1 Automotive, Inc.	5,792	421,136
Guess?, Inc.	46,801	1,028,218
Haverty Furniture Companies, Inc.	4,942	107,686
Hennes & Mauritz AB, B Shares	229,210	9,477,826
hhgregg, Inc. (I) (L)	3,201	20,198
Hibbett Sports, Inc. (I) (L)	6,272	267,375
Hikari Tsushin, Inc.	4,000	284,362
Inditex SA	263,086	7,262,147
Kingfisher PLC	575,291	3,008,700
Kirkland’s, Inc. (I)	3,806	61,315
L Brands, Inc.	91,382	6,120,766
Lithia Motors, Inc., Class A	5,483	415,008
Lowe’s Companies, Inc.	368,340	19,492,553
Lumber Liquidators Holdings, Inc. (I) (L)	6,610	379,282
MarineMax, Inc. (I)	5,985	100,847
Mattress Firm Holding Corp. (I) (L)	3,598	216,096
Monro Muffler Brake, Inc. (L)	7,639	370,721
Murphy USA, Inc. (I)	21,569	1,144,451
Nitori Holdings Company, Ltd.	16,690	1,034,033
O’Reilly Automotive, Inc. (I)	38,772	5,829,758
Office Depot, Inc. (I)	371,454	1,909,274
Outerwall, Inc. (I) (L)	4,900	274,890
Pacific Sunwear of California, Inc. (I)	12,841	23,114
PetSmart, Inc.	37,371	2,619,333
Pier 1 Imports, Inc.	22,740	270,379
Rent-A-Center, Inc.	39,205	1,189,872
Restoration Hardware Holdings, Inc. (I)	7,507	597,182
Ross Stores, Inc.	78,230	5,912,623
Sanrio Company, Ltd. (L)	11,773	341,270
Sears Hometown and Outlet Stores, Inc. (I)	2,955	45,803
Select Comfort Corp. (I)	13,155	275,203
Shimamura Company, Ltd.	5,428	499,012
Shoe Carnival, Inc.	4,054	72,202
Signet Jewelers, Ltd.	40,219	4,581,346
Sonic Automotive, Inc., Class A	9,601	235,321
Sports Direct International PLC (I)	66,176	661,234
Stage Stores, Inc.	7,823	133,852
Staples, Inc.	238,525	2,886,153
Stein Mart, Inc.	6,899	79,683
Systemax, Inc. (I)	2,701	33,681
The Buckle, Inc. (L)	6,816	309,378
The Cato Corp., Class A	6,703	230,985
The Children’s Place Retail Stores, Inc.	5,372	256,030
The Container Store Group, Inc. (I)	4,134	89,997
The Finish Line, Inc., Class A	11,761	294,378
The Gap, Inc.	102,148	4,258,550
The Home Depot, Inc.	502,170	46,069,076
The Men’s Wearhouse, Inc.	11,534	544,635
The Pep Boys - Manny, Moe & Jack (I)	13,000	115,830
The TJX Companies, Inc.	258,427	15,291,126
Tiffany & Company	41,814	4,027,106
Tile Shop Holdings, Inc. (I) (L)	6,786	62,771
Tractor Supply Company	51,093	3,142,730
Urban Outfitters, Inc. (I)	38,876	1,426,749
USS Company, Ltd.	53,648	820,701
Vitamin Shoppe, Inc. (I)	7,408	328,841
West Marine, Inc. (I)	4,334	39,006
Williams-Sonoma, Inc.	43,886	2,921,491
Winmark Corp.	688	50,568
Yamada Denki Company, Ltd.	214,168	625,120
Zumiez, Inc. (I)	4,983	140,022
		212,849,299
Textiles, apparel and luxury goods - 1.0%
adidas AG	50,188	3,744,799
Asics Corp.	38,972	878,962
Burberry Group PLC	107,446	2,620,840
Carter’s, Inc.	26,647	2,065,675
Christian Dior SA	13,204	2,211,987
Cie Financiere Richemont SA	126,108	10,308,209
Coach, Inc.	103,289	3,678,121
Columbia Sportswear Company (L)	6,504	232,713
Crocs, Inc. (I)	21,270	267,577
Culp, Inc.	2,834	51,437
Deckers Outdoor Corp. (I)	17,363	1,687,336
Fossil Group, Inc. (I)	17,269	1,621,559
G-III Apparel Group, Ltd. (I)	4,645	384,885
Hanesbrands, Inc.	49,955	5,367,165
Hugo Boss AG	7,668	955,918
Iconix Brand Group, Inc. (I)	10,986	405,823
Kate Spade & Company (I)	63,628	1,668,962
Kering	18,344	3,698,513
Li & Fung, Ltd.	1,417,774	1,609,141
Luxottica Group SpA	40,483	2,104,220
LVMH Moet Hennessy Louis Vuitton SA	67,817	11,012,269
Michael Kors Holdings, Ltd. (I)	76,583	5,467,260
Movado Group, Inc.	4,535	149,927
NIKE, Inc., Class B	262,447	23,410,272
Oxford Industries, Inc.	3,565	217,429
Pandora A/S	27,926	2,180,370
Perry Ellis International, Inc. (I)	3,297	67,094
PVH Corp.	30,473	3,691,804
Quiksilver, Inc. (I) (L)	32,186	55,360
Ralph Lauren Corp.	22,651	3,731,299
Sequential Brands Group, Inc. (I)	4,518	56,475
Skechers U.S.A., Inc., Class A (I)	9,374	499,728
Steven Madden, Ltd. (I)	14,065	453,315
The Swatch Group AG, Bearer Shares	7,410	3,511,576
The Swatch Group AG, Registered Shares	12,035	1,051,407
Tumi Holdings, Inc. (I)	12,292	250,142
Under Armour, Inc., Class A (I) (L)	62,122	4,292,630
Unifi, Inc. (I)	3,793	98,239
Vera Bradley, Inc. (I) (L)	5,302	109,645
VF Corp.	128,777	8,503,145
Vince Holding Corp. (I)	2,668	80,734
Wolverine World Wide, Inc.	24,386	611,113
Yue Yuen Industrial Holdings, Ltd.	180,987	550,236
		115,615,311
		1,271,571,299
Consumer staples - 8.9%
Beverages - 2.0%
Anheuser-Busch InBev NV	194,629	21,583,943
Asahi Group Holdings, Ltd.	93,703	2,710,468
Brown-Forman Corp., Class B	59,074	5,329,656
Carlsberg A/S, Class B	25,937	2,303,532
Coca-Cola Amatil, Ltd.	138,943	1,066,645
Coca-Cola Bottling Company Consolidated	1,188	88,660
Coca-Cola Company	1,472,651	62,823,292
Coca-Cola Enterprises, Inc.	84,442	3,745,847

The accompanying notes are an integral part of the financial statements.	225

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Coca-Cola HBC AG (I)	48,565	$1,048,083
Constellation Brands, Inc., Class A (I)	62,612	5,457,262
Craft Brew Alliance, Inc. (I)	3,278	47,203
Diageo PLC	607,276	17,515,129
Dr. Pepper Snapple Group, Inc.	72,968	4,692,572
Heineken Holding NV	24,415	1,611,992
Heineken NV	55,812	4,168,264
Kirin Holdings Company, Ltd.	198,692	2,635,994
Molson Coors Brewing Company, Class B	59,012	4,392,853
Monster Beverage Corp. (I)	53,665	4,919,471
National Beverage Corp. (I)	2,844	55,458
PepsiCo, Inc.	562,177	52,333,057
Pernod Ricard SA	51,439	5,821,906
Remy Cointreau SA	5,988	431,279
SABMiller PLC	232,848	12,903,940
Suntory Beverage & Food, Ltd.	33,659	1,191,922
The Boston Beer
Company, Inc., Class A (I) (L)	1,989	441,081
Treasury Wine Estates, Ltd.	155,316	574,149
		219,893,658
Food and staples retailing - 1.8%
Aeon Company, Ltd.	153,778	1,532,169
Carrefour SA	151,776	4,687,523
Casey’s General Stores, Inc.	9,173	657,704
Casino Guichard Perrachon SA	13,696	1,473,493
Colruyt SA	16,950	746,876
Costco Wholesale Corp.	163,466	20,485,559
CVS Health Corp.	432,073	34,388,690
Delhaize Group SA	24,823	1,725,125
Distribuidora Internacional
de Alimentacion SA	149,767	1,073,263
Fairway Group Holdings Corp. (I) (L)	4,428	16,561
FamilyMart Company, Ltd.	14,292	545,437
Ingles Markets, Inc., Class A	3,627	85,924
J Sainsbury PLC	299,527	1,217,999
Jeronimo Martins SGPS SA	60,872	669,849
Koninklijke Ahold NV	225,363	3,645,396
Lawson, Inc.	15,789	1,104,649
Metcash, Ltd.	211,887	487,970
Metro AG (I)	39,268	1,287,798
Natural Grocers by Vitamin Cottage, Inc. (I)	2,221	36,158
Olam International, Ltd.	119,781	220,005
PriceSmart, Inc. (L)	4,517	386,836
Roundy’s, Inc. (L)	10,252	30,653
Safeway, Inc.	86,750	2,975,525
Seven & I Holdings Company, Ltd.	183,329	7,110,671
SpartanNash Company	9,170	178,357
SUPERVALU, Inc. (I)	152,090	1,359,685
Sysco Corp.	218,605	8,296,060
Tesco PLC	1,968,722	5,881,083
The Andersons, Inc.	6,814	428,464
The Chefs’ Warehouse, Inc. (I) (L)	4,518	73,463
The Fresh Market, Inc. (I) (L)	10,294	359,569
The Kroger Company	182,370	9,483,240
The Pantry, Inc. (I)	5,863	118,608
United Natural Foods, Inc. (I)	36,835	2,263,879
Village Super Market, Inc., Class A	1,933	44,034
Wal-Mart Stores, Inc.	588,899	45,033,107
Walgreen Company	328,349	19,461,245
Weis Markets, Inc.	2,658	103,742
Wesfarmers, Ltd.	276,291	10,181,823
Whole Foods Market, Inc.	134,723	5,134,294
WM Morrison Supermarkets PLC	509,370	1,385,987
Woolworths, Ltd.	305,016	9,133,418
		205,511,891
Food products - 2.2%
Ajinomoto Company, Inc.	141,296	2,349,753
Annie’s, Inc. (I)	4,178	191,770
Archer-Daniels-Midland Company	240,934	12,311,727
Aryzta AG (I)	21,114	1,819,353
Associated British Foods PLC	86,284	3,740,322
B&G Foods, Inc.	12,988	357,819
Barry Callebaut AG (I)	528	586,230
Boulder Brands, Inc. (I)	14,840	202,269
Cal-Maine Foods, Inc.	3,757	335,613
Calavo Growers, Inc.	3,368	152,032
Calbee, Inc.	17,700	578,509
Campbell Soup Company	67,436	2,881,540
Chiquita Brands International, Inc. (I)	11,450	162,590
ConAgra Foods, Inc.	156,640	5,175,386
Danone SA	140,120	9,383,263
Darling International, Inc. (I)	39,624	725,912
Dean Foods Company (L)	69,556	921,617
Diamond Foods, Inc. (I)	5,329	152,463
Farmer Brothers Company (I)	2,110	61,085
Flowers Foods, Inc.	92,457	1,697,511
Fresh Del Monte Produce, Inc.	8,422	268,662
General Mills, Inc.	228,698	11,537,814
Golden Agri-Resources, Ltd.	1,709,561	690,694
Hormel Foods Corp.	49,515	2,544,576
Ingredion, Inc.	37,396	2,834,243
Inventure Foods, Inc. (I)	4,398	56,998
J&J Snack Foods Corp.	3,629	339,529
John B. Sanfilippo & Son, Inc.	2,354	76,175
Kellogg Company	95,031	5,853,910
Kerry Group PLC	38,453	2,709,196
Keurig Green Mountain, Inc.	45,464	5,916,230
Kikkoman Corp.	35,746	759,710
Kraft Foods Group, Inc.	221,698	12,503,767
Lancaster Colony Corp.	14,184	1,209,612
Limoneira Company (L)	3,129	74,126
Lindt & Spruengli AG	249	2,599,437
McCormick & Company, Inc.	48,214	3,225,517
Mead Johnson Nutrition Company	75,480	7,262,686
MEIJI Holdings Company, Ltd.	14,878	1,176,561
Mondelez International, Inc., Class A	629,061	21,554,775
Nestle SA	780,805	57,382,123
NH Foods, Ltd.	41,882	889,269
Nisshin Seifun Group, Inc.	47,080	465,747
Nissin Food Products Company, Ltd.	14,275	741,199
Omega Protein Corp. (I)	5,186	64,825
Orkla ASA	197,366	1,783,972
Post Holdings, Inc. (I)	33,069	1,097,229
Sanderson Farms, Inc. (L)	5,542	487,419
Seaboard Corp. (I)	66	176,549
Seneca Foods Corp., Class A (I)	2,332	66,695
Snyder’s-Lance, Inc.	11,645	308,593
Tate & Lyle PLC	112,809	1,075,278
The Hain Celestial Group, Inc. (I)	25,248	2,584,133
The Hershey Company	55,542	5,300,373
The J.M. Smucker Company	38,061	3,767,658
The WhiteWave Foods Company, Class A (I)	87,301	3,171,645
Tootsie Roll Industries, Inc. (L)	14,621	409,242
Toyo Suisan Kaisha, Ltd.	21,650	718,895
TreeHouse Foods, Inc. (I)	10,080	811,440
Tyson Foods, Inc., Class A	109,379	4,306,251

The accompanying notes are an integral part of the financial statements.	226

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Unilever NV	393,879	$15,631,149
Unilever PLC	310,168	12,982,984
Wilmar International, Ltd.	465,403	1,125,719
Yakult Honsha Company, Ltd.	21,303	1,118,875
Yamazaki Baking Company, Ltd.	26,390	339,651
		243,787,895
Household products - 1.4%
Central Garden & Pet Company, Class A (I)	10,685	85,907
Church & Dwight Company, Inc.	67,015	4,701,772
Colgate-Palmolive Company	320,299	20,889,901
Energizer Holdings, Inc.	30,968	3,815,567
Harbinger Group, Inc. (I)	20,223	265,326
Henkel AG & Company, KGaA	28,334	2,642,244
Kimberly-Clark Corp.	139,547	15,011,071
Orchids Paper Products Company	2,324	57,077
Procter & Gamble Company	1,010,100	84,585,774
Reckitt Benckiser Group PLC	157,386	13,607,222
Svenska Cellulosa AB SCA, B Shares	142,139	3,377,380
The Clorox Company (L)	47,692	4,580,340
Unicharm Corp.	90,222	2,056,286
WD-40 Company	3,736	253,899
		155,929,766
Personal products - 0.2%
Avon Products, Inc.	164,013	2,066,564
Beiersdorf AG	24,411	2,031,036
Elizabeth Arden, Inc. (I) (L)	6,405	107,220
IGI Laboratories, Inc. (I)	8,281	77,179
Inter Parfums, Inc.	4,177	114,868
Kao Corp.	124,975	4,876,857
L’Oreal SA	60,918	9,661,276
Medifast, Inc. (I)	3,282	107,748
Nature’s Sunshine Products, Inc.	3,109	46,106
Nutraceutical International Corp. (I)	2,404	50,268
Revlon, Inc., Class A (I)	2,780	88,098
Shiseido Company, Ltd.	87,160	1,437,743
The Estee Lauder Companies, Inc., Class A	83,951	6,272,819
USANA Health Sciences, Inc. (I) (L)	1,435	105,702
		27,043,484
Tobacco - 1.3%
Alliance One International, Inc. (I)	25,631	50,493
Altria Group, Inc.	739,971	33,994,268
British American Tobacco PLC	453,689	25,565,633
Imperial Tobacco Group PLC	231,796	9,980,193
Japan Tobacco, Inc.	266,489	8,659,674
Lorillard, Inc.	134,357	8,049,328
Philip Morris International, Inc.	582,694	48,596,680
Reynolds American, Inc.	115,036	6,787,124
Swedish Match AB	48,936	1,583,156
Universal Corp. (L)	17,320	768,835
Vector Group, Ltd. (L)	16,852	373,767
		144,409,151
		996,575,845
Energy - 8.1%
Energy equipment and services - 1.5%
Aker Solutions ASA (I)	37,204	370,607
Aker Solutions ASA	37,204	149,801
AMEC PLC	72,188	1,288,134
Atwood Oceanics, Inc. (I)	30,003	1,310,831
Baker Hughes, Inc.	162,448	10,568,867
Basic Energy Services, Inc. (I)	7,702	167,056
Bristow Group, Inc.	8,500	571,200
C&J Energy Services, Inc. (I)	11,182	341,610
Cameron International Corp. (I)	75,813	5,032,467
CARBO Ceramics, Inc. (L)	14,597	864,580
CHC Group, Ltd. (I) (L)	8,258	46,245
Dawson Geophysical Company	2,250	40,905
Diamond Offshore Drilling, Inc. (L)	25,558	875,873
Dresser-Rand Group, Inc. (I)	38,416	3,160,100
Dril-Quip, Inc. (I)	20,044	1,791,934
Ensco PLC, Class A (L)	86,613	3,577,983
Era Group, Inc. (I)	5,076	110,403
Exterran Holdings, Inc.	14,011	620,827
FMC Technologies, Inc. (I)	87,452	4,749,518
Forum Energy Technologies, Inc. (I)	14,345	439,100
Fugro NV	17,975	542,728
Geospace Technologies Corp. (I)	3,258	114,519
Gulf Island Fabrication, Inc.	3,644	62,677
Gulfmark Offshore, Inc., Class A	6,531	204,747
Halliburton Company	317,341	20,471,668
Helix Energy Solutions Group, Inc. (I)	74,669	1,647,198
Helmerich & Payne, Inc.	40,121	3,926,642
Hercules Offshore, Inc. (I) (L)	39,841	87,650
Hornbeck Offshore Services, Inc. (I)	8,715	285,242
ION Geophysical Corp. (I)	30,693	85,633
Key Energy Services, Inc. (I)	31,976	154,764
Matrix Service Company (I)	6,506	156,925
McDermott International, Inc. (I) (L)	56,692	324,278
Nabors Industries, Ltd.	108,255	2,463,884
National Oilwell Varco, Inc.	160,605	12,222,041
Natural Gas Services Group, Inc. (I)	3,415	82,199
Newpark Resources, Inc. (I)	20,392	253,676
Noble Corp. PLC	95,771	2,128,032
Nordic American Offshore, Ltd.	180	3,172
North Atlantic Drilling, Ltd. (L)	17,035	113,453
Nuverra Environmental Solutions, Inc. (I) (L)	3,618	53,366
Oceaneering International, Inc.	54,157	3,529,412
Oil States International, Inc. (I)	27,116	1,678,480
Parker Drilling Company (I)	29,157	144,036
Patterson-UTI Energy, Inc.	73,271	2,383,506
Petrofac, Ltd.	62,856	1,053,218
PHI, Inc. (I)	3,121	128,429
Pioneer Energy Services Corp. (I)	15,211	213,258
RigNet, Inc. (I)	2,859	115,647
Rowan Companies PLC, Class A	62,429	1,580,078
Saipem SpA (I)	64,143	1,360,243
Schlumberger, Ltd.	483,718	49,189,283
SEACOR Holdings, Inc. (I)	4,988	373,102
Seadrill, Ltd. (L)	90,944	2,429,878
Subsea 7 SA	68,162	974,073
Superior Energy Services, Inc.	77,558	2,549,331
Technip SA	24,784	2,079,030
Tenaris SA	114,439	2,611,445
Tesco Corp.	8,503	168,785
TETRA Technologies, Inc. (I)	19,159	207,300
Tidewater, Inc.	24,931	973,057
Transocean, Ltd. (L)	126,279	4,037,140
Transocean, Ltd.	87,487	2,813,941
Unit Corp. (I)	23,120	1,355,988
Vantage Drilling Company (I) (L)	50,741	64,441
Willbros Group, Inc. (I)	9,986	83,183
WorleyParsons, Ltd.	49,686	665,613
		164,224,432

The accompanying notes are an integral part of the financial statements.	227

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels - 6.6%
Abraxas Petroleum Corp. (I)	22,846	$120,627
Adams Resources & Energy, Inc.	558	24,714
Alon USA Energy, Inc.	6,416	92,134
Alpha Natural Resources, Inc. (I) (L)	53,681	133,129
American Eagle Energy Corp. (I)	8,478	34,505
Anadarko Petroleum Corp.	188,767	19,148,524
Apache Corp.	142,710	13,396,188
Approach Resources, Inc. (I) (L)	9,699	140,636
Arch Coal, Inc. (L)	51,482	109,142
Ardmore Shipping Corp.	5,328	58,075
BG Group PLC	824,328	15,217,786
Bill Barrett Corp. (I) (L)	12,038	265,318
Bonanza Creek Energy, Inc. (I)	7,953	452,526
BP PLC	4,464,974	32,662,780
BPZ Resources, Inc. (I) (L)	28,256	53,969
Cabot Oil & Gas Corp.	155,302	5,076,822
Callon Petroleum Company (I)	10,163	89,536
Caltex Australia, Ltd.	32,830	803,620
Carrizo Oil & Gas, Inc. (I)	11,004	592,235
Chesapeake Energy Corp.	193,769	4,454,749
Chevron Corp.	708,434	84,530,345
Cimarex Energy Company	32,313	4,088,564
Clayton Williams Energy, Inc. (I)	1,447	139,563
Clean Energy Fuels Corp. (I) (L)	17,558	136,952
Cloud Peak Energy, Inc. (I)	14,588	184,101
Comstock Resources, Inc.	11,582	215,657
ConocoPhillips	458,755	35,103,933
CONSOL Energy, Inc.	86,506	3,275,117
Contango Oil & Gas Company (I)	4,350	144,594
Delek Group, Ltd.	1,193	451,520
Delek US Holdings, Inc.	14,330	474,610
Denbury Resources, Inc.	132,411	1,990,137
Devon Energy Corp.	143,498	9,783,694
DHT Holdings, Inc.	16,907	104,147
Diamondback Energy, Inc. (I)	10,141	758,344
Emerald Oil, Inc. (I) (L)	13,472	82,853
Energen Corp.	36,700	2,651,208
Energy XXI Bermuda, Ltd. (L)	22,714	257,804
Eni SpA	615,173	14,595,732
EOG Resources, Inc.	204,264	20,226,221
EQT Corp.	56,507	5,172,651
Evolution Petroleum Corp.	5,985	54,942
EXCO Resources, Inc. (L)	37,029	123,677
Exxon Mobil Corp.	1,590,991	149,632,704
Forest Oil Corp. (I) (L)	28,246	33,048
Frontline, Ltd. (I) (L)	15,867	19,992
FX Energy, Inc. (I) (L)	13,590	41,314
Galp Energia SGPS SA	93,242	1,515,397
GasLog, Ltd.	10,204	224,590
Gastar Exploration, Inc. (I)	13,140	77,132
Goodrich Petroleum Corp. (I) (L)	8,495	125,896
Green Plains Renewable Energy, Inc.	9,044	338,155
Gulfport Energy Corp. (I)	42,870	2,289,258
Halcon Resources Corp. (I) (L)	63,375	250,965
Harvest Natural Resources, Inc. (I) (L)	11,229	41,210
Hess Corp.	97,634	9,208,839
HollyFrontier Corp.	99,557	4,348,650
Idemitsu Kosan Company, Ltd.	21,500	456,657
Inpex Corp.	212,557	3,005,145
Jones Energy, Inc., Class A (I)	3,254	61,110
JX Holdings, Inc.	544,111	2,508,765
Kinder Morgan, Inc. (L)	245,408	9,408,943
Kodiak Oil & Gas Corp. (I)	64,266	872,090
Koninklijke Vopak NV	17,043	918,352
Lundin Petroleum AB (I)	53,930	911,654
Magnum Hunter Resources Corp. (I) (L)	48,630	270,869
Marathon Oil Corp.	251,724	9,462,305
Marathon Petroleum Corp.	105,717	8,951,058
Matador Resources Company (I)	17,784	459,716
Midstates Petroleum Company, Inc. (I) (L)	9,685	48,909
Miller Energy Resources, Inc. (I) (L)	8,062	35,473
Murphy Oil Corp.	62,355	3,548,623
Navios Maritime Acquisition Corp. (L)	22,567	61,157
Neste Oil OYJ	31,318	644,532
Newfield Exploration Company (I)	51,654	1,914,814
Noble Energy, Inc.	134,435	9,189,977
Nordic American Tankers, Ltd. (L)	21,774	173,103
Northern Oil and Gas, Inc. (I) (L)	14,881	211,608
Occidental Petroleum Corp.	290,881	27,968,208
OMV AG	35,692	1,200,210
ONEOK, Inc.	77,357	5,070,751
Origin Energy, Ltd.	266,952	3,491,224
Pacific Ethanol, Inc. (I)	5,815	81,177
Panhandle Oil and Gas, Inc., Class A	1,684	100,535
Parsley Energy, Inc. (I)	12,979	276,842
PDC Energy, Inc. (I)	8,676	436,316
Peabody Energy Corp. (L)	136,119	1,685,153
Penn Virginia Corp. (I)	15,894	202,013
Petroquest Energy, Inc. (I)	14,133	79,427
Phillips 66	208,530	16,955,574
Pioneer Natural Resources Company	53,398	10,517,804
QEP Resources, Inc.	61,930	1,906,205
Quicksilver Resources, Inc. (I) (L)	29,060	17,517
Range Resources Corp.	62,648	4,248,161
Renewable Energy Group, Inc. (I)	8,749	88,802
Repsol SA	246,892	5,857,284
Resolute Energy Corp. (I) (L)	18,657	116,979
REX American Resources Corp. (I)	1,505	109,684
Rex Energy Corp. (I)	11,845	150,076
Ring Energy, Inc. (I)	5,242	77,267
Rosetta Resources, Inc. (I)	45,720	2,037,283
Royal Dutch Shell PLC, A Shares	951,881	36,381,284
Royal Dutch Shell PLC, B Shares	591,219	23,373,239
RSP Permian, Inc. (I)	5,742	146,766
Sanchez Energy Corp. (I) (L)	12,434	326,517
Santos, Ltd.	235,662	2,818,672
Scorpio Tankers, Inc.	41,759	347,017
SemGroup Corp., Class A	10,293	857,098
Ship Finance International, Ltd. (L)	14,102	238,606
Showa Shell Sekiyu KK	45,794	436,893
SM Energy Company	33,781	2,634,918
Solazyme, Inc. (I) (L)	18,116	135,145
Southwestern Energy Company (I)	131,296	4,588,795
Spectra Energy Corp.	250,407	9,830,979
Statoil ASA	269,134	7,327,382
Stone Energy Corp. (I)	13,607	426,716
Swift Energy Company (I) (L)	10,865	104,304
Synergy Resources Corp. (I)	15,915	194,004
Teekay Tankers, Ltd., Class A (L)	14,928	55,681
Tesoro Corp.	47,645	2,905,392
The Williams Companies, Inc.	250,966	13,890,968
TonenGeneral Sekiyu KK	67,557	590,937
Total SA	518,214	33,556,480
Transatlantic Petroleum, Ltd. (I)	6,076	54,623
Triangle Petroleum Corp. (I) (L)	18,429	202,903
Tullow Oil PLC	220,553	2,299,505
The accompanying notes are an integral part of the financial statements.	228

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
VAALCO Energy, Inc. (I)	12,348	$104,958
Valero Energy Corp.	197,010	9,115,653
W&T Offshore, Inc.	8,700	95,700
Warren Resources, Inc. (I)	18,253	96,741
Western Refining, Inc.	12,832	538,816
Westmoreland Coal Company (I)	3,693	138,155
Woodside Petroleum, Ltd.	179,501	6,373,655
World Fuel Services Corp.	36,243	1,446,821
WPX Energy, Inc. (I)	101,747	2,448,033
		745,493,239
		909,717,671
Financials - 19.0%
Banks - 8.0%
1st Source Corp.	3,496	99,566
1st United Bancorp, Inc.	9,054	77,140
Ameris Bancorp	6,543	143,619
Aozora Bank, Ltd.	283,271	957,856
Associated Banc-Corp.	77,684	1,353,255
Australia & New Zealand Banking Group, Ltd.	665,989	18,003,140
Banc of California, Inc. (L)	7,494	87,155
Banca Monte dei Paschi di Siena SpA (I)	1,053,507	1,379,078
BancFirst Corp.	1,794	112,233
Banco Bilbao Vizcaya Argentaria SA	1,426,480	17,168,354
Banco Comercial Portugues SA (I)	8,528,087	1,113,548
Banco de Sabadell SA	825,870	2,438,536
Banco Espirito Santo SA (I)	625,609	21,898
Banco Latinoamericano de
Comercio Exterior SA	7,112	218,196
Banco Popolare SC (I)	87,711	1,277,367
Banco Popular Espanol SA	434,387	2,649,459
Banco Santander SA	2,911,862	27,877,073
BancorpSouth, Inc.	65,934	1,327,911
Bank Hapoalim, Ltd.	257,285	1,450,689
Bank Leumi Le-Israel BM (I)	322,662	1,306,830
Bank of America Corp.	3,922,927	66,885,905
Bank of East Asia, Ltd.	305,090	1,237,761
Bank of Hawaii Corp.	22,189	1,260,557
Bank of Ireland (I)	6,677,783	2,610,920
Bank of Kentucky Financial Corp.	2,102	97,175
Bank of Marin Bancorp, Class A	2,009	92,193
Bank of Queensland, Ltd.	87,287	888,418
Bank of the Ozarks, Inc.	19,225	605,972
Bankia SA (I)	1,116,016	2,076,215
Banner Corp.	4,845	186,387
Barclays PLC	3,970,368	14,603,724
BB&T Corp.	268,625	9,995,536
BBCN Bancorp, Inc.	19,335	282,098
Bendigo and Adelaide Bank, Ltd.	105,212	1,097,366
BNC Bancorp	5,817	91,094
BNP Paribas SA	255,931	16,985,674
BOC Hong Kong Holdings, Ltd.	896,878	2,855,112
Boston Private Financial Holdings, Inc.	19,559	242,336
Bridge Bancorp, Inc.	3,305	78,163
Bridge Capital Holdings (I)	3,324	75,588
Bryn Mawr Bank Corp.	3,989	113,008
CaixaBank SA	429,905	2,614,043
Camden National Corp.	2,714	94,990
Capital Bank Financial Corp., Class A (I)	6,092	145,477
Cardinal Financial Corp.	8,746	149,294
Cascade Bancorp (I)	9,214	46,531
Cathay General Bancorp	56,420	1,400,909
Centerstate Banks, Inc.	9,824	101,678
Central Pacific Financial Corp.	4,321	77,476
Chemical Financial Corp.	8,026	215,819
Citigroup, Inc.	1,130,923	58,604,430
Citizens & Northern Corp.	3,922	74,518
City Holding Company (L)	4,153	174,966
City National Corp.	23,997	1,815,853
CNB Financial Corp.	4,064	63,805
CoBiz Financial, Inc.	9,174	102,565
Columbia Banking System, Inc.	12,997	322,456
Comerica, Inc.	67,095	3,345,357
Commerce Bancshares, Inc.	39,524	1,764,549
Commerzbank AG (I)	234,403	3,480,678
Commonwealth Bank of Australia	392,568	25,847,692
Community Bank Systems, Inc.	9,972	334,959
Community Trust Bancorp, Inc.	3,700	124,431
ConnectOne Bancorp, Inc.	6,323	120,453
Credit Agricole SA	242,281	3,652,026
CU Bancorp (I)	3,018	56,738
Customers Bancorp, Inc. (I)	6,314	113,399
CVB Financial Corp.	25,998	373,071
Danske Bank A/S	158,852	4,306,116
DBS Group Holdings, Ltd.	415,483	5,992,315
DNB ASA	236,649	4,428,671
Eagle Bancorp, Inc. (I)	5,391	171,542
East West Bancorp, Inc.	71,893	2,444,362
Enterprise Financial Services Corp.	5,169	86,426
Erste Group Bank AG	67,657	1,544,778
Fidelity Southern Corp. (L)	5,003	68,541
Fifth Third Bancorp	311,347	6,233,167
Financial Institutions, Inc.	4,234	95,180
First Bancorp North Carolina	5,316	85,162
First BanCorp Puerto Rico (I)	25,397	120,636
First Bancorp, Inc.	3,045	50,760
First Busey Corp.	20,454	113,929
First Citizens BancShares, Inc., Class A	1,740	376,936
First Commonwealth Financial Corp.	23,051	193,398
First Community Bancshares, Inc.	4,935	70,521
First Connecticut Bancorp, Inc.	5,704	82,708
First Financial Bancorp	14,287	226,163
First Financial Bankshares, Inc. (L)	15,707	436,498
First Financial Corp.	3,049	94,367
First Horizon National Corp.	118,915	1,460,276
First Interstate Bancsystem, Inc.	4,765	126,606
First Merchants Corp.	8,505	171,886
First Midwest Bancorp, Inc.	18,232	293,353
First NBC Bank Holding Company (I)	3,851	126,120
First Niagara Financial Group, Inc.	177,475	1,478,367
FirstMerit Corp.	122,600	2,157,760
Flushing Financial Corp.	8,389	153,267
FNB Corp.	41,485	497,405
Frost Bankers, Inc.	27,466	2,101,424
Fukuoka Financial Group, Inc.	187,272	893,328
Fulton Financial Corp.	94,153	1,043,215
German American Bancorp, Inc.	3,499	90,309
Glacier Bancorp, Inc.	18,055	466,902
Great Southern Bancorp, Inc.	3,105	94,206
Hancock Holding Company	60,867	1,950,787
Hang Seng Bank, Ltd.	185,290	2,975,711
Hanmi Financial Corp.	7,979	160,857
Heartland Financial USA, Inc.	3,874	92,511
Heritage Commerce Corp.	6,598	54,170
Heritage Financial Corp.	7,341	116,281
Hokuhoku Financial Group, Inc.	294,899	578,066

The accompanying notes are an integral part of the financial statements.	229

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Home BancShares, Inc.	13,292	$390,918
HomeTrust Bancshares, Inc. (I)	7,165	104,681
Horizon Bancorp	3,470	79,949
HSBC Holdings PLC	4,619,465	46,939,708
Hudson Valley Holding Corp.	4,489	81,475
Huntington Bancshares, Inc.	304,781	2,965,519
Iberiabank Corp.	7,615	476,014
Independent Bank Corp.	5,972	213,320
Independent Bank Corp. (MI)	6,118	72,927
Independent Bank Group, Inc.	2,230	105,814
ING Groep NV (I)	932,724	13,257,941
International Bancshares Corp.	42,424	1,046,388
Intesa Sanpaolo RSP	220,970	589,009
Intesa Sanpaolo SpA	2,831,683	8,548,075
Investors Bancorp, Inc.	85,912	870,289
JPMorgan Chase & Company	1,403,154	84,525,997
KBC Groep NV (I)	60,659	3,220,147
KeyCorp	327,312	4,363,069
Lakeland Bancorp, Inc.	10,092	98,498
Lakeland Financial Corp.	4,427	166,013
Lloyds Banking Group PLC (I)	13,806,089	17,175,705
M&T Bank Corp. (L)	49,557	6,109,883
MainSource Financial Group, Inc.	5,396	93,081
MB Financial, Inc.	16,095	445,510
Mercantile Bank Corp.	4,506	85,839
Metro Bancorp, Inc. (I)	4,044	98,067
Mitsubishi UFJ Financial Group, Inc.	3,088,192	17,404,166
Mizrahi Tefahot Bank, Ltd.	32,781	391,857
Mizuho Financial Group, Inc.	5,558,006	9,922,105
National Australia Bank, Ltd.	569,343	16,194,177
National Bank Holdings Corp., Class A	10,356	198,007
National Penn Bancshares, Inc.	28,892	280,541
Natixis	224,273	1,542,981
NBT Bancorp, Inc.	10,476	235,920
NewBridge Bancorp (I)	10,061	76,363
Nordea Bank AB	733,296	9,506,013
OFG Bancorp (L)	10,979	164,465
Old National Bancorp	28,105	364,522
OmniAmerican Bancorp, Inc.	3,060	79,529
Oversea-Chinese Banking Corp., Ltd.	703,124	5,363,644
Pacific Continental Corp.	5,054	64,944
Pacific Premier Bancorp, Inc. (I)	4,491	63,099
PacWest Bancorp	48,545	2,001,510
Park National Corp. (L)	3,001	226,335
Park Sterling Corp.	12,826	85,036
Peapack Gladstone Financial Corp.	3,404	59,570
Peoples Bancorp, Inc.	3,394	80,608
Peoples Financial Services Corp. (L)	2,163	99,476
Pinnacle Financial Partners, Inc.	8,597	310,352
Preferred Bank	3,695	83,211
PrivateBancorp, Inc.	17,367	519,447
Prosperity Bancshares, Inc.	46,678	2,668,581
Raiffeisen Bank International AG	28,385	614,933
Regions Financial Corp.	512,860	5,149,114
Renasant Corp.	7,418	200,657
Republic Bancorp, Inc., Class A	2,667	63,181
Resona Holdings, Inc.	534,632	3,016,063
Royal Bank of Scotland Group PLC (I)	612,034	3,646,284
S&T Bancorp, Inc.	6,974	163,610
Sandy Spring Bancorp, Inc.	6,177	141,392
Seacoast Banking Corp. of Florida (I)	6,658	72,772
Seven Bank, Ltd.	144,540	589,052
Shinsei Bank, Ltd.	399,663	857,829
Sierra Bancorp	3,572	59,867
Signature Bank (I)	25,226	2,826,826
Simmons First National Corp., Class A	4,159	160,205
Skandinaviska Enskilda Banken AB, Series A	365,310	4,860,314
Societe Generale SA	174,782	8,915,259
South State Corp.	5,991	335,017
Southside Bancshares, Inc. (L)	4,807	159,833
Southwest Bancorp, Inc.	5,420	88,888
Standard Chartered PLC	598,337	11,036,243
State Bank Financial Corp.	8,965	145,592
Sterling Bancorp	20,260	259,125
Stock Yards Bancorp, Inc.	3,780	113,778
Stonegate Bank (L)	3,121	80,366
Suffolk Bancorp	3,343	64,888
Sumitomo Mitsui Financial Group, Inc.	307,509	12,529,287
Sumitomo Mitsui Trust Holdings, Inc.	803,753	3,346,389
SunTrust Banks, Inc.	198,147	7,535,530
Suruga Bank, Ltd.	43,803	873,956
Susquehanna Bancshares, Inc.	44,996	449,960
SVB Financial Group (I)	25,437	2,851,233
Svenska Handelsbanken AB, Class A	120,196	5,628,962
Swedbank AB, Class A	218,086	5,468,617
Synovus Financial Corp.	69,717	1,648,110
TCF Financial Corp.	83,661	1,299,255
Texas Capital Bancshares, Inc. (I)	10,391	599,353
The Bancorp, Inc. (I)	8,632	74,149
The Bank of Kyoto, Ltd.	84,070	698,596
The Bank of Yokohama, Ltd.	281,566	1,548,282
The Chiba Bank, Ltd.	180,204	1,253,575
The Chugoku Bank, Ltd.	36,312	533,304
The First of Long Island Corp.	2,320	79,924
The Gunma Bank, Ltd.	91,025	524,717
The Hachijuni Bank, Ltd.	101,338	609,012
The Hiroshima Bank, Ltd.	120,000	589,668
The Iyo Bank, Ltd.	57,559	582,681
The Joyo Bank, Ltd.	164,944	811,855
The PNC Financial Services Group, Inc.	201,327	17,229,565
The Shizuoka Bank, Ltd.	128,908	1,327,285
Tompkins Financial Corp.	3,578	157,718
TowneBank (L)	6,982	94,816
Trico Bancshares (L)	4,990	112,874
TriState Capital Holdings, Inc. (I)	6,989	63,390
Trustmark Corp.	50,277	1,158,131
U.S. Bancorp	672,301	28,122,351
UMB Financial Corp.	9,089	495,805
Umpqua Holdings Corp.	133,690	2,201,874
UniCredit SpA	1,065,341	8,369,199
Union Bankshares Corp.	11,309	261,238
Unione di Banche Italiane SCPA	207,395	1,733,387
United Bankshares, Inc. (L)	16,679	515,881
United Community Banks, Inc.	12,183	200,532
United Overseas Bank, Ltd.	308,139	5,401,898
Univest Corp. of Pennsylvania	5,395	101,156
Valley National Bancorp (L)	142,847	1,384,187
ViewPoint Financial Group, Inc.	9,952	238,251
Washington Trust Bancorp, Inc.	3,664	120,875
Webster Financial Corp.	66,958	1,951,156
Wells Fargo & Company	1,772,257	91,926,971
WesBanco, Inc.	6,238	190,820
West Bancorp, Inc.	4,440	62,737
WestAmerica Bancorp. (L)	6,620	307,962
Western Alliance Bancorp (I)	18,256	436,318
Westpac Banking Corp.	752,653	21,129,576

The accompanying notes are an integral part of the financial statements.	230

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wilshire Bancorp, Inc.	17,478	$161,322
Wintrust Financial Corp.	11,174	499,143
Yadkin Financial Corp. (I)	5,448	98,936
Yamaguchi Financial Group, Inc.	52,133	493,113
Zions Bancorporation	75,657	2,198,592
		892,962,108
Capital markets - 2.1%
3i Group PLC	235,243	1,456,907
Aberdeen Asset Management PLC	221,804	1,430,971
Actua Corp. (I)	10,211	163,580
Affiliated Managers Group, Inc. (I)	20,742	4,155,867
Ameriprise Financial, Inc.	69,884	8,622,288
Arlington Asset Investment Corp., Class A (L)	4,583	116,454
BGC Partners, Inc., Class A	41,787	310,477
BlackRock, Inc.	46,962	15,418,564
Calamos Asset Management, Inc., Class A	5,028	56,666
Cohen & Steers, Inc. (L)	4,631	178,016
CorEnergy Infrastructure Trust, Inc.	9,040	67,619
Cowen Group, Inc., Class A (I)	28,601	107,254
Credit Suisse Group AG (I)	366,211	10,131,467
Daiwa Securities Group, Inc.	402,508	3,192,160
Deutsche Bank AG	333,207	11,634,756
Diamond Hill Investment Group, Inc.	769	94,625
E*TRADE Financial Corp. (I)	106,305	2,401,430
Eaton Vance Corp.	59,537	2,246,331
Evercore Partners, Inc., Class A	7,902	371,394
FBR & Company (I)	2,671	73,506
Federated Investors, Inc., Class B (L)	47,864	1,405,287
Financial Engines, Inc. (L)	12,454	426,114
Franklin Resources, Inc.	146,994	8,027,342
FXCM, Inc., Class A (L)	11,028	174,794
GAMCO Investors, Inc., Class A	1,528	108,091
GFI Group, Inc.	18,337	99,203
Greenhill & Company, Inc.	6,741	313,389
Hargreaves Lansdown PLC	57,510	877,693
HFF, Inc., Class A	7,951	230,181
ICAP PLC	133,453	834,598
INTL. FCStone, Inc. (I)	4,330	74,996
Invesco, Ltd.	161,436	6,373,493
Investec PLC	132,814	1,115,180
Investment Technology Group, Inc. (I)	8,735	137,664
Janus Capital Group, Inc. (L)	109,983	1,599,153
Julius Baer Group, Ltd. (I)	54,194	2,421,778
KCG Holdings, Inc., Class A (I)	10,778	109,181
Ladenburg Thalmann
Financial Services, Inc. (I)	24,444	103,643
Legg Mason, Inc.	37,364	1,911,542
Macquarie Group, Ltd.	69,372	3,490,759
Manning & Napier, Inc.	3,877	65,095
Marcus & Millichap, Inc. (I)	1,929	58,372
Mediobanca SpA (I)	145,905	1,246,581
Moelis & Company (L)	1,909	65,192
Morgan Stanley	571,263	19,748,562
Nomura Holdings, Inc.	874,613	5,203,374
Northern Trust Corp.	82,754	5,629,755
Oppenheimer Holdings, Inc., Class A	2,487	50,362
Partners Group Holding AG	4,198	1,103,377
Piper Jaffray Companies (I)	3,878	202,587
Pzena Investment Management, Inc., Class A	3,924	37,474
Raymond James Financial, Inc.	63,043	3,377,844
RCS Capital Corp., Class A (I)	2,270	51,120
Safeguard Scientifics, Inc. (I)	5,092	93,693
SBI Holdings, Inc.	48,690	545,743
Schroders PLC	30,092	1,161,884
SEI Investments Company	65,611	2,372,494
State Street Corp.	158,016	11,631,558
Stifel Financial Corp. (I)	15,635	733,125
SWS Group, Inc. (I) (L)	8,125	55,981
T. Rowe Price Group, Inc.	98,186	7,697,782
The Bank of New York Mellon Corp.	422,196	16,351,651
The Charles Schwab Corp.	427,934	12,576,980
The Goldman Sachs Group, Inc.	152,855	28,059,592
UBS AG (I)	882,457	15,339,588
Virtus Investment Partners, Inc.	1,708	296,680
Waddell & Reed Financial, Inc., Class A	42,350	2,189,072
Walter Investment Management Corp. (I) (L)	9,083	199,372
Westwood Holdings Group, Inc.	1,895	107,428
WisdomTree Investments, Inc. (I) (L)	26,125	297,303
		228,614,034
Consumer finance - 0.6%
Acom Company, Ltd. (I)	97,010	324,525
AEON Credit Service Company, Ltd.	27,153	581,062
American Express Company	335,760	29,392,430
Capital One Financial Corp.	209,455	17,095,717
Cash America International, Inc.	6,792	297,490
Consumer Portfolio Services, Inc. (I)	5,399	34,608
Credit Acceptance Corp. (I)	1,653	208,394
Credit Saison Company, Ltd.	36,703	707,253
Discover Financial Services	172,363	11,098,454
Encore Capital Group, Inc. (I) (L)	6,210	275,165
Ezcorp, Inc., Class A (I)	12,346	122,349
First Cash Financial Services, Inc. (I)	7,072	395,891
Green Dot Corp., Class A (I)	7,634	161,383
JG Wentworth, Inc. (I)	3,079	38,149
Navient Corp.	155,578	2,755,286
Nelnet, Inc., Class A	5,017	216,183
Portfolio Recovery Associates, Inc. (I)	12,063	630,050
Regional Management Corp. (I)	2,852	51,193
SLM Corp.	212,061	1,815,242
Springleaf Holdings, Inc. (I)	5,863	187,206
World Acceptance Corp. (I) (L)	1,898	128,115
		66,516,145
Diversified financial services - 1.5%
ASX, Ltd.	46,928	1,471,787
Berkshire Hathaway, Inc., Class B (I)	680,112	93,950,672
CBOE Holdings, Inc.	42,725	2,286,856
CME Group, Inc.	117,876	9,424,776
Deutsche Boerse AG	46,744	3,138,891
Eurazeo	9,321	670,298
Exor SpA	23,894	923,711
First Pacific Company, Ltd.	573,340	591,020
Gain Capital Holdings, Inc.	5,960	37,965
Groupe Bruxelles Lambert SA	19,542	1,790,015
Hong Kong Exchanges & Clearing, Ltd.	268,871	5,794,035
Industrivarden AB, C Shares	38,155	664,228
Intercontinental Exchange Group, Inc.	42,331	8,256,662
Investment AB Kinnevik, B Shares	57,008	2,055,738
Investor AB, B Shares	110,273	3,882,673
Japan Exchange Group, Inc.	63,172	1,499,474
Leucadia National Corp.	119,391	2,846,281
London Stock Exchange Group PLC	42,646	1,286,943
MarketAxess Holdings, Inc.	9,074	561,318
Marlin Business Services Corp.	2,454	44,957
McGraw-Hill Financial, Inc.	101,088	8,536,882

The accompanying notes are an integral part of the financial statements.	231

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Mitsubishi UFJ Lease &
Finance Company, Ltd.	116,370	$608,596
Moody’s Corp.	69,358	6,554,331
MSCI, Inc. (I)	58,432	2,747,473
NewStar Financial, Inc. (I)	6,645	74,690
ORIX Corp.	319,847	4,415,630
Pargesa Holding SA	7,700	612,008
PHH Corp. (I)	13,833	309,306
PICO Holdings, Inc. (I)	6,136	122,413
Pohjola Bank PLC, A Shares	176	3,519
Singapore Exchange, Ltd.	192,648	1,090,723
The NASDAQ OMX Group, Inc.	44,706	1,896,429
Wendel SA	7,634	865,147
		169,015,447
Insurance - 3.5%
ACE, Ltd.	125,271	13,137,170
Admiral Group PLC	46,785	970,258
Aegon NV	438,771	3,612,931
Aflac, Inc.	168,943	9,840,930
Ageas	53,764	1,782,500
AIA Group, Ltd.	2,917,935	15,058,711
Alleghany Corp. (I)	8,209	3,432,593
Allianz SE	110,599	17,854,198
Ambac Financial Group, Inc. (I)	10,972	242,481
American Equity Investment Life
Holding Company	18,050	412,984
American Financial Group, Inc.	37,574	2,175,159
American International Group, Inc.	532,239	28,751,551
AMERISAFE, Inc.	4,770	186,555
AMP, Ltd.	716,748	3,418,700
AmTrust Financial Services, Inc. (L)	7,284	290,049
Aon PLC	108,382	9,501,850
Argo Group International Holdings, Ltd.	6,271	315,494
Arthur J. Gallagher & Company	79,723	3,616,235
Aspen Insurance Holdings, Ltd.	32,823	1,403,840
Assicurazioni Generali SpA	281,377	5,899,657
Assurant, Inc.	26,287	1,690,254
Atlas Financial Holdings, Inc. (I)	3,727	51,582
Aviva PLC	710,139	6,007,828
AXA SA	440,713	10,855,886
Baloise Holding AG	11,496	1,469,550
Brown & Brown, Inc.	59,430	1,910,675
Cincinnati Financial Corp.	55,446	2,608,734
Citizens, Inc. (I) (L)	12,332	79,665
CNO Financial Group, Inc.	52,300	887,008
CNP Assurances	41,658	784,141
Crawford & Company, Class B	6,734	55,556
Delta Lloyd NV	50,805	1,224,164
Direct Line Insurance Group PLC	363,000	1,727,658
eHealth, Inc. (I)	4,455	107,499
Employers Holdings, Inc.	7,919	152,441
Enstar Group, Ltd. (I)	2,025	276,048
Everest Re Group, Ltd.	22,799	3,693,666
FBL Financial Group, Inc., Class A	2,757	123,238
Federated National Holding Company	3,573	100,366
Fidelity & Guaranty Life	2,840	60,634
First American Financial Corp.	79,376	2,152,677
Friends Life Group, Ltd.	343,517	1,710,719
Genworth Financial, Inc., Class A (I)	186,880	2,448,128
Gjensidige Forsikring ASA	48,362	1,022,556
Global Indemnity PLC (I)	2,591	65,371
Greenlight Capital Re, Ltd., Class A (I)	6,994	226,676
Hannover Rueckversicherung AG	14,601	1,178,440
HCC Insurance Holdings, Inc.	50,137	2,421,116
HCI Group, Inc.	2,230	80,258
Hilltop Holdings, Inc. (I)	16,558	331,988
Horace Mann Educators Corp.	9,860	281,109
Infinity Property & Casualty Corp.	2,932	187,677
Insurance Australia Group, Ltd.	567,577	3,041,848
Kemper Corp.	36,404	1,243,197
Legal & General Group PLC	1,425,343	5,274,226
Lincoln National Corp.	97,423	5,219,924
Loews Corp.	113,479	4,727,535
Maiden Holdings, Ltd.	12,609	139,708
Mapfre SA	225,792	798,026
Marsh & McLennan Companies, Inc.	203,117	10,631,144
Meadowbrook Insurance Group, Inc.	13,589	79,496
Mercury General Corp.	18,193	888,000
MetLife, Inc.	419,518	22,536,507
Montpelier Re Holdings, Ltd.	9,314	289,572
MS&AD Insurance Group Holdings	122,751	2,677,459
Muenchener Rueckversicherungs AG	42,099	8,304,763
National General Holdings Corp.	8,539	144,224
National Interstate Corp.	2,155	60,125
National Western Life Insurance
Company, Class A	621	153,393
Old Mutual PLC	1,186,511	3,480,346
Old Republic International Corp.	121,628	1,736,848
OneBeacon Insurance Group, Ltd., Class A	5,765	88,839
Platinum Underwriters Holdings, Ltd.	6,252	380,559
Primerica, Inc.	40,436	1,949,824
Principal Financial Group, Inc.	101,899	5,346,641
Protective Life Corp.	39,542	2,744,610
Prudential Financial, Inc.	171,619	15,092,175
Prudential PLC	621,725	13,821,779
QBE Insurance Group, Ltd.	302,577	3,081,381
Reinsurance Group of America, Inc.	34,377	2,754,629
RenaissanceRe Holdings, Ltd.	20,317	2,031,497
RLI Corp.	10,567	457,445
RSA Insurance Group PLC (I)	245,280	1,923,052
Safety Insurance Group, Inc.	3,316	178,766
Sampo OYJ, Class A	107,560	5,200,678
SCOR SE	37,163	1,160,705
Selective Insurance Group, Inc.	13,464	298,093
Sompo Japan Nipponkoa Holdings, Inc.	80,491	1,952,596
Sony Financial Holdings, Inc.	41,916	677,985
StanCorp Financial Group, Inc.	21,930	1,385,537
Standard Life PLC	575,703	3,852,101
State Auto Financial Corp.	3,781	77,548
Stewart Information Services Corp.	5,293	155,350
Suncorp Group, Ltd.	311,774	3,832,130
Swiss Life Holding AG (I)	7,763	1,849,876
Swiss Re AG (I)	85,306	6,788,847
Symetra Financial Corp.	18,304	427,032
T&D Holdings, Inc.	140,325	1,803,155
The Allstate Corp.	161,719	9,924,695
The Chubb Corp.	89,787	8,177,800
The Dai-ichi Life Insurance Company, Ltd.	259,637	3,856,824
The Hanover Insurance Group, Inc.	22,090	1,356,768
The Hartford Financial Services Group, Inc.	167,057	6,222,873
The Navigators Group, Inc. (I)	2,622	161,253
The Phoenix Companies, Inc. (I)	1,480	82,969
The Progressive Corp.	200,912	5,079,055
The Travelers Companies, Inc.	126,548	11,887,919
Third Point Reinsurance, Ltd. (I)	13,549	197,138
Tokio Marine Holdings, Inc.	166,685	5,171,831

The accompanying notes are an integral part of the financial statements.	232

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Torchmark Corp.	48,439	$2,536,750
Tryg A/S	4,748	492,581
UnipolSai SpA	218,049	613,813
United Fire Group, Inc.	5,369	149,097
United Insurance Holdings Corp.	4,648	69,720
Universal Insurance Holdings, Inc.	7,596	98,216
Unum Group	95,144	3,271,051
Vienna Insurance Group AG	9,302	419,021
W.R. Berkley Corp.	51,154	2,445,161
XL Group PLC	99,251	3,292,156
Zurich Insurance Group AG (I)	36,191	10,770,540
		394,893,556
Real estate investment trusts - 2.6%
Acadia Realty Trust	13,980	385,568
AG Mortgage Investment Trust, Inc.	7,031	125,152
Agree Realty Corp.	4,453	121,923
Alexander’s, Inc.	508	189,946
Alexandria Real Estate Equities, Inc.	35,973	2,653,009
Altisource Residential Corp., Class B	13,891	333,384
American Assets Trust, Inc.	8,889	293,070
American Campus Communities, Inc.	52,611	1,917,671
American Capital Mortgage Investment Corp.	12,656	238,186
American Realty Capital Healthcare Trust, Inc.	41,183	431,598
American Residential Properties, Inc. (I)	8,345	153,047
American Tower Corp.	147,864	13,844,506
AmREIT, Inc.	5,156	118,433
Anworth Mortgage Asset Corp.	30,672	146,919
Apartment Investment & Management
Company, Class A	53,725	1,709,530
Apollo Commercial Real Estate Finance, Inc.	11,338	178,120
Apollo Residential Mortgage, Inc.	7,917	122,159
Ares Commercial Real Estate Corp.	7,920	92,585
Armada Hoffler Properties, Inc.	8,166	74,147
ARMOUR Residential REIT, Inc.	84,547	325,506
Ascendas Real Estate Investment Trust	493,431	870,385
Ashford Hospitality Prime, Inc.	6,841	104,188
Ashford Hospitality Trust, Inc.	16,987	173,607
Associated Estates Realty Corp.	13,804	241,708
AvalonBay Communities, Inc.	48,990	6,906,120
Aviv REIT, Inc.	5,046	132,962
Beni Stabili SpA	44	31
BGP Holdings PLC (I)	1,525,695	2
BioMed Realty Trust, Inc.	97,842	1,976,408
Boston Properties, Inc.	57,122	6,612,443
British Land Company PLC	234,369	2,663,223
Camden Property Trust	42,904	2,940,211
Campus Crest Communities, Inc.	16,375	104,800
CapitaCommercial Trust	488,096	609,906
CapitaMall Trust	585,181	875,759
Capstead Mortgage Corp.	22,130	270,871
CaretTust REIIT, Inc. (I)	5,376	76,877
Cedar Realty Trust, Inc.	20,983	123,800
CFS Retail Property Trust Group	511,480	892,959
Chambers Street Properties	58,280	438,848
Chatham Lodging Trust	6,666	153,851
Chesapeake Lodging Trust	12,202	355,688
Colony Financial, Inc.	25,600	572,928
CoreSite Realty Corp.	5,116	168,163
Corio NV	16,973	831,901
Corporate Office Properties Trust	43,966	1,130,806
Corrections Corp. of America	58,374	2,005,731
Cousins Properties, Inc.	52,624	628,857
Crown Castle International Corp.	124,571	10,031,703
CubeSmart	34,667	623,313
CyrusOne, Inc.	7,911	190,180
CYS Investments, Inc.	38,836	320,009
DCT Industrial Trust, Inc.	76,938	577,804
Dexus Property Group	1,282,909	1,245,625
DiamondRock Hospitality Company	46,868	594,286
Duke Realty Corp.	171,066	2,938,914
DuPont Fabros Technology, Inc.	15,139	409,359
Dynex Capital, Inc.	13,543	109,427
EastGroup Properties, Inc.	7,475	452,910
Education Realty Trust, Inc.	33,096	340,227
Empire State Realty Trust, Inc., Class A	22,283	334,691
EPR Properties	12,435	630,206
Equity One, Inc.	53,186	1,150,413
Equity Residential	135,052	8,316,502
Essex Property Trust, Inc.	23,549	4,209,384
Excel Trust, Inc.	15,503	182,470
Extra Space Storage, Inc.	55,260	2,849,758
Federal Realty Investment Trust	33,952	4,021,954
Federation Centres, Ltd.	345,283	778,962
FelCor Lodging Trust, Inc.	30,014	280,931
First Industrial Realty Trust, Inc.	26,665	450,905
First Potomac Realty Trust	14,955	175,721
Fonciere Des Regions	6,861	617,975
Franklin Street Properties Corp.	22,625	253,853
Gecina SA	7,015	919,859
General Growth Properties, Inc.	234,192	5,515,222
Getty Realty Corp.	6,990	118,830
Gladstone Commercial Corp.	6,913	117,452
Glimcher Realty Trust	35,094	475,173
Goodman Group	418,372	1,890,724
Government Properties Income Trust	16,162	354,109
Gramercy Property Trust, Inc.	29,026	167,190
Hammerson PLC	172,299	1,599,533
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	5,376	74,296
Hatteras Financial Corp.	22,707	407,818
HCP, Inc.	171,065	6,792,991
Health Care REIT, Inc.	121,018	7,547,893
Healthcare Realty Trust, Inc.	22,810	540,141
Hersha Hospitality Trust	48,665	309,996
Highwoods Properties, Inc.	66,395	2,582,766
Home Properties, Inc.	28,646	1,668,343
Hospitality Properties Trust	75,107	2,016,623
Host Hotels & Resorts, Inc.	282,187	6,019,049
Hudson Pacific Properties, Inc.	13,520	333,403
ICADE	8,960	756,587
Inland Real Estate Corp.	20,841	206,534
Intu Properties PLC	213,880	1,114,273
Invesco Mortgage Capital, Inc.	29,306	460,690
Investors Real Estate Trust	27,484	211,627
Iron Mountain, Inc.	64,841	2,117,059
iStar Financial, Inc. (I)	20,304	274,104
Japan Prime Realty Investment Corp.	191	688,016
Japan Real Estate Investment Corp.	303	1,558,421
Japan Retail Fund Investment Corp.	558	1,124,760
Keppel REIT	21,160	19,742
Kilroy Realty Corp.	41,708	2,479,124
Kimco Realty Corp.	154,602	3,387,330
Kite Realty Group Trust	7,788	188,781
Klepierre	24,085	1,053,525
Land Securities Group PLC	192,660	3,234,813
LaSalle Hotel Properties	76,986	2,636,001

The accompanying notes are an integral part of the financial statements.	233

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Lexington Realty Trust	49,036	$480,062
Liberty Property Trust	74,262	2,469,954
LTC Properties, Inc.	8,578	316,442
Mack-Cali Realty Corp.	62,851	1,201,083
Medical Properties Trust, Inc.	41,104	503,935
Mid-America Apartment Communities, Inc.	37,704	2,475,268
Mirvac Group	893,746	1,344,429
Monmouth Real Estate
Investment Corp., Class A	14,689	148,653
National Health Investments, Inc.	7,959	454,777
National Retail Properties, Inc.	62,711	2,167,919
New Residential Investment Corp.	67,168	391,589
New York Mortgage Trust, Inc.	22,651	163,767
New York REIT, Inc.	39,527	406,338
Nippon Building Fund, Inc.	347	1,827,204
Nippon Prologis REIT, Inc. (I)	320	743,972
Omega Healthcare Investors, Inc.	63,797	2,181,219
One Liberty Properties, Inc.	4,072	82,377
Owens Realty Mortgage, Inc.	3,560	50,730
Parkway Properties, Inc.	17,334	325,533
Pebblebrook Hotel Trust	15,475	577,837
Pennsylvania Real Estate Investment Trust	16,661	332,220
PennyMac Mortgage Investment Trust	17,735	380,061
Physicians Realty Trust	8,329	114,274
Plum Creek Timber Company, Inc.	66,714	2,602,513
Potlatch Corp.	30,183	1,213,658
Prologis, Inc.	186,428	7,028,336
PS Business Parks, Inc.	4,693	357,325
Public Storage	54,138	8,978,246
QTS Realty Trust, Inc., Class A	2,904	88,136
RAIT Financial Trust	19,703	146,393
Ramco-Gershenson Properties Trust	18,177	295,376
Rayonier, Inc.	63,453	1,975,926
Realty Income Corp.	111,624	4,553,143
Redwood Trust, Inc.	20,050	332,429
Regency Centers Corp.	46,309	2,492,813
Resource Capital Corp.	31,252	152,197
Retail Opportunity Investments Corp.	21,792	320,342
Rexford Industrial Realty, Inc.	11,625	160,890
RLJ Lodging Trust	31,046	883,880
Rouse Properties, Inc.	9,085	146,904
Ryman Hospitality Properties	10,313	487,805
Sabra Health Care REIT, Inc.	11,382	276,810
Saul Centers, Inc.	2,417	112,971
Scentre Group (I)	1,290,424	3,712,815
Segro PLC	179,440	1,053,172
Select Income REIT	8,654	208,129
Senior Housing Properties Trust	102,168	2,137,355
Silver Bay Realty Trust Corp.	9,683	156,961
Simon Property Group, Inc.	115,954	19,065,157
SL Green Realty Corp.	47,934	4,856,673
Sovran Self Storage, Inc.	7,809	580,677
STAG Industrial, Inc.	11,809	244,564
Starwood Waypoint Residential Trust	9,384	244,078
Stockland	563,459	1,946,643
Strategic Hotels & Resorts, Inc. (I)	59,568	693,967
Summit Hotel Properties, Inc.	20,955	225,895
Sun Communities, Inc.	9,892	499,546
Sunstone Hotel Investors, Inc.	49,260	680,773
Taubman Centers, Inc.	31,748	2,317,604
Terreno Realty Corp.	8,006	150,753
The Geo Group, Inc.	17,346	662,964
The GPT Group	409,053	1,385,280
The Link REIT	559,404	3,231,721
The Macerich Company	51,964	3,316,862
UDR, Inc.	126,200	3,438,950
Unibail-Rodamco SE	23,672	6,087,434
United Urban Investment Corp.	604	927,038
Universal Health Realty Income Trust	3,095	129,000
Urstadt Biddle Properties, Inc., Class A	6,177	125,393
Ventas, Inc.	109,878	6,806,942
Vornado Realty Trust	65,040	6,501,398
Washington Prime Group, Inc.	77,801	1,359,961
Washington Real Estate Investment Trust	15,984	405,674
Weingarten Realty Investors	56,390	1,776,285
Western Asset Mortgage Capital Corp.	10,099	149,263
Westfield Corp. (I)	478,155	3,115,686
Weyerhaeuser Company	197,011	6,276,770
Whitestone REIT	7,442	103,741
		294,688,632
Real estate management and development - 0.6%
Aeon Mall Company, Ltd.	27,331	522,110
Alexander & Baldwin, Inc.	34,494	1,240,749
Altisource Asset Management Corp. (I) (L)	341	230,178
Altisource Portfolio Solutions SA (I) (L)	3,519	354,715
AV Homes, Inc. (I)	2,953	43,261
CapitaLand, Ltd.	607,684	1,522,403
CBRE Group, Inc., Class A (I)	105,044	3,124,009
Cheung Kong Holdings, Ltd.	335,516	5,514,897
City Developments, Ltd.	98,813	744,364
Consolidated-Tomoka Land Company	1,170	57,412
Daito Trust Construction Company, Ltd.	17,560	2,076,516
Daiwa House Industry Company, Ltd.	143,906	2,585,259
Deutsche Wohnen AG	69,197	1,473,764
Forestar Group, Inc. (I)	8,625	152,835
Global Logistic Properties, Ltd.	748,286	1,588,317
Hang Lung Properties, Ltd.	542,313	1,537,980
Henderson Land Development Company, Ltd.	251,510	1,628,233
Hulic Company, Ltd.	58,769	622,466
Hysan Development Company, Ltd.	154,279	711,840
Immoeast AG (I)	70,405	0
IMMOFINANZ AG (I)	231,833	655,897
Jones Lang LaSalle, Inc.	22,468	2,838,607
Kennedy-Wilson Holdings, Inc.	17,436	417,767
Keppel Land, Ltd.	168,229	461,234
Kerry Properties, Ltd.	146,055	487,771
Lend Lease Corp.	132,623	1,665,190
Mitsubishi Estate Company, Ltd.	301,124	6,786,521
Mitsui Fudosan Company, Ltd.	225,826	6,930,242
New World Development Company, Ltd.	1,248,569	1,454,511
Nomura Real Estate Holdings, Inc.	30,163	518,732
NTT Urban Development Corp.	28,100	295,439
RE/MAX Holdings, Inc., Class A	2,819	83,809
Sino Land Company, Ltd.	723,722	1,121,180
Sumitomo Realty &
Development Company, Ltd.	86,483	3,081,175
Sun Hung Kai Properties, Ltd.	397,977	5,646,950
Swire Pacific, Ltd., Class A	153,377	1,978,278
Swire Properties, Ltd.	283,291	884,486
Swiss Prime Site AG (I)	14,101	1,046,225
Tejon Ranch Company (I)	3,350	93,934
The St. Joe Company (I) (L)	15,200	302,936
The Wharf Holdings, Ltd.	366,963	2,608,795
Tokyo Tatemono Company, Ltd.	99,580	806,884
Tokyu Fudosan Holdings Corp.	117,581	807,273
UOL Group, Ltd.	112,945	584,622

The accompanying notes are an integral part of the financial statements.	234

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Wheelock and Company, Ltd.	221,456	$1,057,788
		68,347,554
Thrifts and mortgage finance - 0.1%
Astoria Financial Corp.	64,747	802,215
Bank Mutual Corp.	13,041	83,593
BankFinancial Corp.	6,162	63,962
Beneficial Mutual Bancorp, Inc. (I)	7,774	99,352
Berkshire Hills Bancorp, Inc.	6,584	154,658
BofI Holding, Inc. (I)	3,459	251,504
Brookline Bancorp, Inc.	19,763	168,974
Capitol Federal Financial, Inc.	34,007	401,963
Clifton Bancorp, Inc.	7,679	96,679
Dime Community Bancshares, Inc.	9,467	136,325
Essent Group, Ltd. (I)	10,019	214,507
EverBank Financial Corp.	21,887	386,524
Federal Agricultural Mortgage Corp., Class C	2,718	87,357
First Defiance Financial Corp.	3,121	84,298
Flagstar Bancorp, Inc. (I)	4,935	83,056
Home Loan Servicing Solutions, Ltd.	17,163	363,684
HomeStreet, Inc.	4,528	77,384
Hudson City Bancorp, Inc.	181,487	1,764,054
Ladder Capital Corp., Class A (I)	3,815	72,104
Meridian Bancorp, Inc. (I)	5,515	58,238
Meta Financial Group, Inc.	2,060	72,636
MGIC Investment Corp. (I)	81,605	637,335
New York Community Bancorp, Inc. (L)	221,935	3,522,108
NMI Holdings, Inc., Class A (I) (L)	13,168	113,903
Northfield Bancorp, Inc.	14,432	196,564
Northwest Bancshares, Inc.	23,343	282,450
OceanFirst Financial Corp.	3,469	55,192
Oritani Financial Corp.	12,524	176,463
PennyMac Financial Services, Inc. (I)	3,400	49,810
People’s United Financial, Inc.	114,009	1,649,710
Provident Financial Services, Inc.	14,662	240,017
Radian Group, Inc.	46,014	656,160
Stonegate Mortgage Corp. (I) (L)	3,690	47,933
Tree.com, Inc. (I)	1,698	60,941
TrustCo Bank Corp.	24,932	160,562
United Community Financial Corp.	14,401	67,397
United Financial Bancorp, Inc.	13,843	175,668
Walker & Dunlop, Inc. (I)	4,439	58,994
Washington Federal, Inc.	73,962	1,505,866
Waterstone Financial, Inc.	8,462	97,736
WSFS Financial Corp.	2,208	158,115
		15,435,991
		2,130,473,467
Health care - 12.4%
Biotechnology - 2.0%
ACADIA Pharmaceuticals, Inc. (I) (L)	19,054	471,777
Acceleron Pharma, Inc. (I) (L)	4,096	123,863
Achillion Pharmaceuticals, Inc. (I) (L)	23,517	234,700
Acorda Therapeutics, Inc. (I)	10,114	342,662
Actelion, Ltd. (I)	24,758	2,899,804
Actinium Pharmaceuticals, Inc. (I) (L)	5,325	35,678
Aegerion Pharmaceuticals, Inc. (I)	7,172	239,401
Agenus, Inc. (I)	16,266	50,587
Agios Pharmaceuticals, Inc. (I) (L)	3,298	202,332
Akebia Therapeutics, Inc. (I) (L)	1,840	40,719
Alder Biopharmaceuticals, Inc. (I)	1,973	25,018
Alexion Pharmaceuticals, Inc. (I)	73,791	12,236,024
AMAG Pharmaceuticals, Inc. (I) (L)	5,500	175,505
Amgen, Inc.	283,352	39,799,622
Anacor Pharmaceuticals, Inc. (I) (L)	7,895	193,191
Applied Genetic Technologies Corp. (I)	1,414	26,315
Arena Pharmaceuticals, Inc. (I) (L)	53,247	223,105
ARIAD Pharmaceuticals, Inc. (I) (L)	40,181	216,977
Array BioPharma, Inc. (I)	31,280	111,670
Arrowhead Research Corp. (I) (L)	12,629	186,530
Auspex Pharmaceuticals, Inc. (I)	2,359	60,556
BioCryst Pharmaceuticals, Inc. (I) (L)	17,001	166,270
Biogen Idec, Inc. (I)	88,092	29,141,715
BioTime, Inc. (I) (L)	14,495	45,514
Bluebird Bio, Inc. (I)	5,272	189,159
Cara Therapeutics, Inc. (I)	1,456	12,216
Celgene Corp. (I)	298,234	28,266,619
Celldex Therapeutics, Inc. (I) (L)	21,652	280,610
Cepheid, Inc. (I)	16,875	743,006
ChemoCentryx, Inc. (I) (L)	6,781	30,515
Chimerix, Inc. (I)	6,452	178,204
Clovis Oncology, Inc. (I) (L)	5,986	271,525
CSL, Ltd.	115,895	7,512,984
CTI BioPharma Corp. (I) (L)	31,948	77,314
Cubist Pharmaceuticals, Inc. (I)	37,973	2,519,129
Cytokinetics, Inc. (I)	8,634	30,392
Cytori Therapeutics, Inc. (I) (L)	16,976	11,476
CytRx Corp. (I) (L)	14,089	35,786
Dendreon Corp. (I) (L)	40,836	58,804
Durata Therapeutics, Inc. (I) (L)	3,707	47,005
Dyax Corp. (I)	32,868	332,624
Dynavax Technologies Corp. (I)	62,494	89,366
Emergent Biosolutions, Inc. (I)	7,020	149,596
Enanta Pharmaceuticals, Inc. (I) (L)	2,573	101,814
Epizyme, Inc. (I) (L)	3,137	85,044
Exact Sciences Corp. (I) (L)	20,059	388,743
Exelixis, Inc. (I) (L)	46,331	70,886
Five Prime Therapeutics, Inc. (I)	4,085	47,917
Foundation Medicine, Inc. (I) (L)	3,296	62,492
Galectin Therapeutics, Inc. (I) (L)	4,320	21,730
Galena Biopharma, Inc. (I) (L)	27,799	57,266
Genocea Biosciences, Inc. (I)	1,056	9,557
Genomic Health, Inc. (I) (L)	4,122	116,694
Geron Corp. (I) (L)	38,520	77,040
Gilead Sciences, Inc. (I)	563,938	60,031,200
Grifols SA	36,114	1,475,829
Halozyme Therapeutics, Inc. (I) (L)	25,143	228,801
Heron Therapeutics, Inc. (I)	6,605	55,020
Hyperion Therapeutics, Inc. (I) (L)	3,403	85,824
Idera Pharmaceuticals, Inc. (I)	14,230	32,587
ImmunoGen, Inc. (I) (L)	20,648	218,662
Immunomedics, Inc. (I) (L)	22,283	82,893
Infinity Pharmaceuticals, Inc. (I)	11,621	155,954
Inovio Pharmaceuticals, Inc. (I) (L)	14,328	141,131
Insmed, Inc. (I)	12,065	157,448
Insys Therapeutics, Inc. (I) (L)	2,427	94,119
Intrexon Corp. (I) (L)	8,651	160,736
Ironwood Pharmaceuticals, Inc. (I)	29,010	375,825
Isis Pharmaceuticals, Inc. (I) (L)	28,356	1,101,063
Karyopharm Therapeutics, Inc. (I) (L)	3,314	115,791
Keryx Biopharmaceuticals, Inc. (I) (L)	22,179	304,961
Kindred Biosciences, Inc. (I)	2,477	22,912
Kythera Biopharmaceuticals, Inc. (I) (L)	4,332	141,916
Lexicon Pharmaceuticals, Inc. (I) (L)	56,481	79,638
Ligand Pharmaceuticals, Inc. (I)	5,000	234,950
MacroGenics, Inc. (I)	4,970	103,873

The accompanying notes are an integral part of the financial statements.	235

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
MannKind Corp. (I) (L)	55,062	$325,416
Merrimack Pharmaceuticals, Inc. (I) (L)	23,966	210,421
MiMedx Group, Inc. (I) (L)	22,826	162,749
Mirati Therapeutics, Inc. (I)	1,775	31,080
Momenta Pharmaceuticals, Inc. (I)	11,631	131,896
Nanoviricides, Inc. (I) (L)	10,049	30,147
Navidea Biopharmaceuticals, Inc. (I) (L)	39,732	52,446
Neostem, Inc. (I) (L)	6,800	37,604
Neuralstem, Inc. (I) (L)	17,433	57,180
Neurocrine Biosciences, Inc. (I)	18,349	287,529
NewLink Genetics Corp. (I) (L)	4,845	103,780
Northwest Biotherapeutics, Inc. (I) (L)	8,299	41,744
Novavax, Inc. (I) (L)	57,710	240,651
NPS Pharmaceuticals, Inc. (I)	25,635	666,510
Ohr Pharmaceutical, Inc. (I) (L)	5,662	41,050
OncoMed Pharmaceuticals, Inc. (I) (L)	3,162	59,857
Oncothyreon, Inc. (I)	17,290	33,197
Ophthotech Corp. (I) (L)	3,303	128,586
OPKO Health, Inc. (I) (L)	47,616	405,212
Orexigen Therapeutics, Inc. (I) (L)	29,939	127,540
Organovo Holdings, Inc. (I) (L)	15,399	98,092
Osiris Therapeutics, Inc. (I) (L)	4,493	56,567
OvaScience, Inc. (I) (L)	4,006	66,500
PDL BioPharma, Inc. (L)	38,626	288,536
Peregrine Pharmaceuticals, Inc. (I) (L)	41,914	57,003
Portola Pharmaceuticals, Inc. (I)	8,968	226,711
Progenics Pharmaceuticals, Inc. (I) (L)	16,543	85,858
Prothena Corp. PLC (I)	6,526	144,616
PTC Therapeutics, Inc. (I)	5,394	237,390
Puma Biotechnology, Inc. (I)	5,594	1,334,561
Raptor Pharmaceutical Corp. (I) (L)	15,326	146,976
Receptos, Inc. (I)	4,482	278,377
Regeneron Pharmaceuticals, Inc. (I)	27,521	9,921,871
Repligen Corp. (I)	7,718	153,665
Retrophin, Inc. (I) (L)	5,011	45,199
Rigel Pharmaceuticals, Inc. (I)	22,116	42,905
Sangamo BioSciences, Inc. (I) (L)	16,529	178,265
Sarepta Therapeutics, Inc. (I) (L)	9,901	208,911
Spectrum Pharmaceuticals, Inc. (I) (L)	16,195	131,827
Stemline Therapeutics, Inc. (I) (L)	3,174	39,548
Sunesis Pharmaceuticals, Inc. (I) (L)	11,740	83,824
Synageva BioPharma Corp. (I) (L)	5,185	356,624
Synergy Pharmaceuticals, Inc. (I) (L)	22,358	62,267
Synta Pharmaceuticals Corp. (I)	16,928	50,953
TESARO, Inc. (I)	4,762	128,193
TG Therapeutics, Inc. (I) (L)	6,039	64,436
Threshold Pharmaceuticals, Inc. (I) (L)	12,433	44,883
Ultragenyx Pharmaceutical, Inc. (I)	1,728	97,805
United Therapeutics Corp. (I)	23,701	3,049,134
Vanda Pharmaceuticals, Inc. (I)	8,348	86,652
Verastem, Inc. (I) (L)	5,782	49,263
Versartis, Inc. (I) (L)	1,652	31,371
Vertex Pharmaceuticals, Inc. (I)	89,015	9,997,275
Vital Therapies, Inc. (I) (L)	1,307	26,676
Xencor, Inc. (I)	3,790	35,285
XOMA Corp. (I) (L)	20,866	87,846
ZIOPHARM Oncology, Inc. (I) (L)	19,167	50,601
		225,747,242
Health care equipment and supplies - 1.7%
Abaxis, Inc.	5,465	277,130
Abbott Laboratories	560,902	23,327,914
ABIOMED, Inc. (I) (L)	9,709	241,074
Accuray, Inc. (I) (L)	19,228	139,595
Align Technology, Inc. (I)	36,460	1,884,253
Analogic Corp.	3,023	193,351
AngioDynamics, Inc. (I)	5,962	81,799
Anika Therapeutics, Inc. (I)	3,514	128,823
Antares Pharma, Inc. (I) (L)	30,452	55,727
AtriCure, Inc. (I)	7,151	105,263
Atrion Corp.	371	113,159
Baxter International, Inc.	202,035	14,500,052
Becton, Dickinson and Company	71,550	8,143,106
Boston Scientific Corp. (I)	493,028	5,822,661
C.R. Bard, Inc.	27,853	3,974,902
Cantel Medical Corp.	7,915	272,118
Cardiovascular Systems, Inc. (I)	6,797	160,613
CareFusion Corp. (I)	75,713	3,426,013
Cerus Corp. (I) (L)	17,802	71,386
Cochlear, Ltd.	13,844	841,904
Coloplast A/S	26,929	2,252,023
CONMED Corp.	6,589	242,739
Covidien PLC	168,539	14,580,309
CryoLife, Inc.	7,253	71,587
Cyberonics, Inc. (I)	6,549	335,047
Cynosure, Inc., Class A (I)	5,357	112,497
DENTSPLY International, Inc.	53,508	2,439,965
Derma Sciences, Inc. (I) (L)	6,173	51,421
DexCom, Inc. (I)	18,121	724,659
Edwards Lifesciences Corp. (I)	39,758	4,061,280
Elekta AB, B Shares (L)	89,319	877,943
Endologix, Inc. (I)	15,794	167,416
Essilor International SA	49,418	5,419,555
Exactech, Inc. (I)	2,491	57,019
GenMark Diagnostics, Inc. (I) (L)	10,644	95,477
Getinge AB, B Shares	48,505	1,217,834
Globus Medical, Inc., Class A (I)	15,940	313,540
Greatbatch, Inc. (I)	5,982	254,893
Haemonetics Corp. (I)	12,573	439,049
HeartWare International, Inc. (I)	4,176	324,183
Hill-Rom Holdings, Inc.	28,774	1,192,107
Hologic, Inc. (I)	121,167	2,947,993
ICU Medical, Inc. (I)	3,273	210,061
IDEXX Laboratories, Inc. (I)	25,205	2,969,905
Insulet Corp. (I)	13,462	496,075
Integra LifeSciences Holdings Corp. (I)	6,095	302,556
Intuitive Surgical, Inc. (I)	13,411	6,193,468
Invacare Corp.	8,134	96,063
LDR Holding Corp. (I) (L)	4,008	124,769
Masimo Corp. (I)	11,835	251,849
Medtronic, Inc.	365,384	22,635,539
Meridian Bioscience, Inc. (L)	10,261	181,517
Merit Medical Systems, Inc. (I)	10,519	124,966
Natus Medical, Inc. (I)	7,836	231,240
Neogen Corp. (I)	8,899	351,511
NuVasive, Inc. (I)	11,313	394,484
NxStage Medical, Inc. (I)	15,132	198,683
Olympus Corp. (I)	58,102	2,083,580
OraSure Technologies, Inc. (I)	13,814	99,737
Orthofix International NV (I)	4,578	141,735
Oxford Immunotec Global PLC (I) (L)	3,754	57,324
Quidel Corp. (I)	7,007	188,278
ResMed, Inc. (L)	70,281	3,462,745
Rockwell Medical Technologies, Inc. (I)	10,297	94,115
RTI Surgical, Inc. (I)	15,423	73,722
Sirona Dental Systems, Inc. (I)	27,751	2,127,947
Smith & Nephew PLC	216,500	3,641,885

The accompanying notes are an integral part of the financial statements.	236

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Sonova Holding AG	13,018	$2,074,184
Spectranetics Corp. (I)	10,063	267,374
St. Jude Medical, Inc.	106,095	6,379,492
STAAR Surgical Company (I)	9,204	97,839
STERIS Corp.	43,944	2,371,218
Stryker Corp.	111,479	9,001,929
SurModics, Inc. (I)	3,947	71,678
Symmetry Medical, Inc. (I)	10,039	101,294
Sysmex Corp.	35,179	1,416,622
Teleflex, Inc.	20,755	2,180,105
Terumo Corp.	73,617	1,766,169
The Cooper Companies, Inc.	24,208	3,770,396
Thoratec Corp. (I)	41,995	1,122,526
Tornier NV (I)	8,682	207,500
Transenterix, Inc. (I)	6,832	29,788
Unilife Corp. (I) (L)	25,608	58,770
Varian Medical Systems, Inc. (I)	38,383	3,075,246
Vascular Solutions, Inc. (I)	4,238	104,679
Volcano Corp. (I)	12,789	136,075
West Pharmaceutical Services, Inc.	17,000	760,920
William Demant Holdings A/S (I)	5,684	435,677
Wright Medical Group, Inc. (I)	12,205	369,812
Zeltiq Aesthetics, Inc. (I)	7,144	161,669
Zimmer Holdings, Inc.	63,263	6,361,095
		190,995,190
Health care providers and services - 1.7%
Acadia Healthcare Company, Inc. (I)	10,349	501,927
Aetna, Inc.	132,253	10,712,493
Air Methods Corp. (I) (L)	9,464	525,725
Alfresa Holdings Corp.	43,808	630,663
Alliance HealthCare Services, Inc. (I)	1,339	30,275
Almost Family, Inc. (I)	2,333	63,388
Amedisys, Inc. (I)	6,691	134,957
AmerisourceBergen Corp.	79,544	6,148,751
AMN Healthcare Services, Inc. (I)	11,323	177,771
Amsurg Corp. (I)	10,203	510,660
Bio-Reference Labs, Inc. (I) (L)	5,986	167,967
BioScrip, Inc. (I) (L)	16,368	113,103
BioTelemetry, Inc. (I)	6,747	45,272
Capital Senior Living Corp. (I)	7,194	152,729
Cardinal Health, Inc.	125,619	9,411,375
Celesio AG	12,052	400,145
Centene Corp. (I)	29,375	2,429,606
Chemed Corp. (L)	4,180	430,122
Cigna Corp.	98,379	8,921,992
Community Health Systems, Inc. (I)	57,793	3,166,478
Corvel Corp. (I)	2,641	89,926
Cross Country Healthcare, Inc. (I)	7,924	73,614
DaVita HealthCare Partners, Inc. (I)	64,053	4,684,836
ExamWorks Group, Inc. (I)	8,391	274,805
Express Scripts Holding Company (I)	278,033	19,637,471
Five Star Quality Care, Inc. (I)	11,247	42,401
Fresenius Medical Care AG &
Company KGaA	52,417	3,651,122
Fresenius SE & Company KGaA	91,476	4,516,076
Gentiva Health Services, Inc. (I)	7,735	129,793
Hanger, Inc. (I)	8,589	176,246
Health Net, Inc. (I)	40,265	1,856,619
HealthSouth Corp.	21,020	775,638
Healthways, Inc. (I)	7,481	119,846
Henry Schein, Inc. (I)	42,535	4,954,051
Humana, Inc.	57,536	7,496,365
IPC The Hospitalist Company, Inc. (I)	4,186	187,491
Kindred Healthcare, Inc.	15,601	302,659
Laboratory Corp. of America Holdings (I)	31,951	3,251,014
Landauer, Inc.	2,334	77,045
LHC Group, Inc. (I)	3,022	70,110
LifePoint Hospitals, Inc. (I)	22,633	1,565,977
Magellan Health Services, Inc. (I)	6,653	364,119
McKesson Corp.	86,405	16,820,461
Medipal Holdings Corp.	32,665	397,042
MEDNAX, Inc. (I)	50,261	2,755,308
Miraca Holdings, Inc.	12,717	526,267
Molina Healthcare, Inc. (I)	7,231	305,871
MWI Veterinary Supply, Inc. (I)	3,109	461,376
National Healthcare Corp.	2,372	131,670
Omnicare, Inc.	49,063	3,054,662
Owens & Minor, Inc. (L)	46,675	1,528,140
Patterson Companies, Inc.	32,300	1,338,189
PharMerica Corp. (I)	7,258	177,313
Quest Diagnostics, Inc.	53,378	3,238,977
RadNet, Inc. (I)	7,782	51,517
Ramsay Health Care, Ltd.	31,835	1,395,015
Ryman Healthcare, Ltd.	92,278	562,308
Select Medical Holdings Corp.	19,014	228,738
Skilled Healthcare Group, Inc., Class A (I)	6,527	43,078
Sonic Healthcare, Ltd.	92,310	1,416,472
Surgical Care Affiliates, Inc. (I)	3,069	82,034
Suzuken Company, Ltd.	17,135	493,628
Team Health Holdings, Inc. (I)	16,872	978,407
Tenet Healthcare Corp. (I)	37,017	2,198,440
The Ensign Group, Inc.	4,898	170,450
The Providence Service Corp. (I)	2,796	135,270
Triple-S Management Corp., Class B (I)	6,018	119,758
UnitedHealth Group, Inc.	362,413	31,258,121
Universal American Corp. (I)	10,644	85,578
Universal Health Services, Inc., Class B	34,029	3,556,031
US Physical Therapy, Inc.	2,976	105,321
VCA Antech, Inc. (I)	43,228	1,700,157
WellCare Health Plans, Inc. (I)	32,550	1,964,067
WellPoint, Inc.	102,286	12,235,451
		188,487,740
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	84,919	1,139,188
Castlight Health, Inc., B Shares (I)	3,492	45,186
Cerner Corp. (I)	113,251	6,746,362
Computer Programs & Systems, Inc.	2,762	158,787
HealthStream, Inc. (I)	5,226	125,476
HMS Holdings Corp. (I) (L)	65,165	1,228,360
M3, Inc.	47,943	768,828
MedAssets, Inc. (I)	14,809	306,842
Medidata Solutions, Inc. (I)	13,064	578,605
Merge Healthcare, Inc. (I)	17,769	39,092
Omnicell, Inc. (I)	8,846	241,761
Quality Systems, Inc.	12,415	170,955
Vocera Communications, Inc. (I)	5,548	44,772
		11,594,214
Life sciences tools and services - 0.4%
Accelerate Diagnostics, Inc. (I) (L)	5,445	116,959
Affymetrix, Inc. (I) (L)	17,911	142,930
Agilent Technologies, Inc.	124,438	7,090,477
Albany Molecular Research, Inc. (I)	5,776	127,476
Bio-Rad Laboratories, Inc., Class A (I)	10,277	1,165,412
Cambrex Corp. (I)	7,442	139,017

The accompanying notes are an integral part of the financial statements.	237

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Charles River
Laboratories International, Inc. (I)	23,405	$1,398,215
Covance, Inc. (I)	28,346	2,230,830
Enzo Biochem, Inc. (I)	9,225	47,509
Fluidigm Corp. (I) (L)	6,941	170,055
Lonza Group AG (I)	12,814	1,544,033
Luminex Corp. (I)	9,179	178,991
Mettler-Toledo International, Inc. (I)	14,485	3,710,043
NanoString Technologies, Inc. (I) (L)	2,560	28,006
Pacific Biosciences of California, Inc. (I)	14,507	71,229
PAREXEL International Corp. (I)	13,666	862,188
PerkinElmer, Inc.	41,387	1,804,473
QIAGEN NV (I)	55,402	1,255,131
Sequenom, Inc. (I) (L)	27,680	82,210
Techne Corp.	18,555	1,735,820
Thermo Fisher Scientific, Inc.	148,826	18,112,124
Waters Corp. (I)	31,303	3,102,753
		45,115,881
Pharmaceuticals - 6.5%
AbbVie, Inc.	593,781	34,296,791
AcelRx Pharmaceuticals, Inc. (I) (L)	5,768	31,666
Actavis PLC (I)	98,585	23,786,589
Aerie Pharmaceuticals, Inc. (I)	2,663	55,097
Akorn, Inc. (I)	15,035	545,319
Alimera Sciences, Inc. (I)	7,237	39,225
Allergan, Inc.	110,873	19,756,460
Ampio Pharmaceuticals, Inc. (I) (L)	9,339	32,967
ANI Pharmaceuticals, Inc. (I)	1,645	46,521
Aratana Therapeutics, Inc. (I) (L)	6,115	61,395
Astellas Pharma, Inc.	519,947	7,743,867
AstraZeneca PLC	305,999	21,928,748
Auxilium Pharmaceuticals, Inc. (I)	12,192	363,931
AVANIR Pharmaceuticals, Inc., Class A (I)	41,421	493,738
Bayer AG	200,182	27,852,982
Bio-Path Holdings, Inc. (I)	17,645	35,466
BioDelivery Sciences International, Inc. (I)	10,202	174,352
Bristol-Myers Squibb Company	618,468	31,653,192
Cempra, Inc. (I) (L)	5,956	65,278
Chelsea Therapeutics International, Ltd. (I) (L)	19,199	1,536
Chugai Pharmaceutical Company, Ltd.	54,234	1,569,842
Corcept Therapeutics, Inc. (I) (L)	14,370	38,512
Daiichi Sankyo Company, Ltd.	154,611	2,429,560
Depomed, Inc. (I)	14,082	213,906
Eisai Company, Ltd.	61,068	2,470,089
Eli Lilly & Company	366,778	23,785,553
Endo International PLC (I)	76,951	5,258,831
Endocyte, Inc. (I) (L)	9,401	57,158
Forest Laboratories, Inc. (I)	4,082	0
Furiex Pharmaceuticals, Inc. (I)	1,660	16,218
GlaxoSmithKline PLC	1,175,538	26,854,146
Hisamitsu Pharmaceutical Company, Inc.	14,284	512,962
Horizon Pharma, Inc. (I) (L)	15,827	194,356
Hospira, Inc. (I)	62,988	3,277,266
Impax Laboratories, Inc. (I)	16,928	401,363
Intra-Cellular Therapies, Inc. (I)	4,232	58,021
Johnson & Johnson	1,052,086	112,141,847
Kyowa Hakko Kirin Company, Ltd.	55,859	687,085
Lannett Company, Inc. (I)	6,209	283,627
Mallinckrodt PLC (I)	42,569	3,837,595
Merck & Company, Inc.	1,076,097	63,791,030
Merck KGaA	31,314	2,878,240
Mitsubishi Tanabe Pharma Corp.	53,934	791,401
Mylan, Inc. (I)	139,483	6,345,082
Nektar Therapeutics (I)	30,804	371,804
Novartis AG	556,855	52,438,125
Novo Nordisk A/S, Class B	485,960	23,137,421
Omeros Corp. (I) (L)	8,306	105,652
Ono Pharmaceutical Company, Ltd.	19,983	1,774,445
Orion OYJ, Class B	24,010	937,487
Otsuka Holdings Company, Ltd.	94,615	3,261,214
Pacira Pharmaceuticals, Inc. (I)	8,610	834,481
Pain Therapeutics, Inc. (I)	11,018	43,080
Pernix Therapeutics Holdings (I)	7,812	59,996
Perrigo Company PLC	49,929	7,498,837
Pfizer, Inc.	2,365,410	69,945,174
Phibro Animal Health Corp.	3,845	86,166
POZEN, Inc. (I)	6,937	50,918
Prestige Brands Holdings, Inc. (I)	12,551	406,276
Relypsa, Inc. (I)	4,062	85,668
Repros Therapeutics, Inc. (I)	5,524	54,688
Revance Therapeutics, Inc. (I)	2,212	42,758
Roche Holding AG	170,092	50,228,665
Sagent Pharmaceuticals, Inc. (I)	5,374	167,131
Salix Pharmaceuticals, Ltd. (I)	31,934	4,989,368
Sanofi	287,182	32,471,844
Santen Pharmaceutical Company, Ltd.	17,998	1,007,905
SciClone Pharmaceuticals, Inc. (I)	13,077	90,101
Shionogi & Company, Ltd.	72,311	1,659,579
Shire PLC	142,793	12,320,405
Sumitomo Dainippon Pharma Company, Ltd.	38,692	493,620
Supernus Pharmaceuticals, Inc. (I)	7,003	60,856
Taisho Pharmaceutical
Holdings Company, Ltd.	7,616	521,297
Takeda Pharmaceutical Company, Ltd.	192,016	8,347,392
Tetraphase Pharmaceuticals, Inc. (I)	5,563	110,982
Teva Pharmaceutical Industries, Ltd.	206,336	11,105,037
The Medicines Company (I)	15,764	351,852
TherapeuticsMD, Inc. (I) (L)	26,319	122,120
Theravance Biopharma, Inc. (I)	5,753	132,607
Theravance, Inc. (L)	19,951	340,963
Trius Therapeutics, Inc. (I) (L)	10,492	1,154
UCB SA	30,638	2,776,205
Vivus, Inc. (I) (L)	22,450	86,657
XenoPort, Inc. (I)	14,264	76,740
Zoetis, Inc.	186,928	6,906,990
Zogenix, Inc. (I) (L)	31,096	35,760
		722,398,230
		1,384,338,497
Industrials - 11.1%
Aerospace and defense - 2.0%
AAR Corp.	9,532	230,198
Aerovironment, Inc. (I)	4,686	140,908
Airbus Group NV	141,797	8,913,420
Alliant Techsystems, Inc.	16,012	2,043,772
American Science & Engineering, Inc.	1,898	105,111
Astronics Corp. (I)	4,609	219,757
Astronics Corp., Class B (I)	750	35,635
B/E Aerospace, Inc. (I)	52,799	4,431,948
BAE Systems PLC	761,983	5,799,965
Cobham PLC	275,743	1,298,144
Cubic Corp.	5,033	235,544
Curtiss-Wright Corp.	11,576	763,090
DigitalGlobe, Inc. (I)	18,208	518,928
Ducommun, Inc. (I)	2,868	78,612
Engility Holdings, Inc. (I)	4,309	134,312

The accompanying notes are an integral part of the financial statements.	238

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Esterline Technologies Corp. (I)	23,640	$2,630,423
Exelis, Inc.	94,427	1,561,823
Finmeccanica SpA (I)	97,993	948,270
GenCorp, Inc. (I) (L)	14,507	231,677
General Dynamics Corp.	118,528	15,063,724
HEICO Corp.	16,123	752,944
Honeywell International, Inc.	291,984	27,189,550
Huntington Ingalls Industries, Inc.	24,351	2,537,618
Kratos Defense & Security Solutions, Inc. (I)	11,888	77,985
L-3 Communications Holdings, Inc.	31,915	3,795,332
LMI Aerospace, Inc. (I)	3,435	43,968
Lockheed Martin Corp.	100,879	18,438,664
Meggitt PLC	193,222	1,409,366
Moog, Inc., Class A (I)	10,667	729,623
National Presto Industries, Inc. (L)	1,256	76,252
Northrop Grumman Corp.	77,652	10,231,428
Orbital Sciences Corp. (I)	14,654	407,381
Precision Castparts Corp.	53,566	12,688,714
Raytheon Company	116,019	11,789,851
Rockwell Collins, Inc.	50,214	3,941,799
Rolls-Royce Holdings PLC (I)	453,559	7,059,031
Safran SA	65,656	4,256,721
Singapore Technologies Engineering, Ltd.	376,452	1,075,810
Sparton Corp. (I)	2,881	71,017
Taser International, Inc. (I)	13,074	201,863
Teledyne Technologies, Inc. (I)	8,969	843,176
Textron, Inc.	103,364	3,720,070
Thales SA	22,550	1,200,159
The Boeing Company	250,042	31,850,350
The KEYW Holding Corp. (I) (L)	8,169	90,431
Triumph Group, Inc.	25,785	1,677,314
United Technologies Corp.	317,317	33,508,675
Vectrus, Inc. (I)	5,246	102,453
Zodiac Aerospace	45,017	1,435,530
		226,588,336
Air freight and logistics - 0.6%
Air Transport Services Group, Inc. (I)	12,749	92,813
Atlas Air Worldwide Holdings, Inc. (I)	6,261	206,738
Bollore Sa	1,345	762,737
C.H. Robinson Worldwide, Inc.	54,922	3,642,427
Deutsche Post AG	233,322	7,437,153
Echo Global Logistics, Inc. (I)	5,728	134,894
Expeditors International of Washington, Inc.	72,746	2,952,033
FedEx Corp.	99,056	15,992,591
Forward Air Corp.	7,789	349,181
Hub Group, Inc., Class A (I)	9,029	365,945
Park-Ohio Holdings Corp.	2,100	100,506
Royal Mail PLC	157,462	997,578
TNT Express NV	105,964	668,478
Toll Holdings, Ltd.	165,357	815,638
United Parcel Service, Inc., Class B	262,434	25,794,638
UTi Worldwide, Inc. (I)	22,479	238,952
XPO Logistics, Inc. (I) (L)	12,762	480,745
Yamato Transport Company, Ltd.	88,093	1,640,389
		62,673,436
Airlines - 0.3%
Alaska Air Group, Inc.	67,628	2,944,523
Allegiant Travel Company	3,326	411,293
ANA Holdings, Inc.	282,495	656,671
Cathay Pacific Airways, Ltd.	286,242	526,636
Delta Air Lines, Inc.	314,480	11,368,452
Deutsche Lufthansa AG	55,807	876,289
easyJet PLC	39,047	898,546
Hawaiian Holdings, Inc. (I) (L)	10,774	144,910
International Consolidated
Airlines Group SA (I)	246,261	1,464,590
Japan Airlines Company, Ltd.	29,238	800,030
JetBlue Airways Corp. (I)	182,553	1,938,713
Qantas Airways, Ltd. (I)	265,990	323,109
Republic Airways Holdings, Inc. (I)	12,318	136,853
Ryanair Holdings PLC, ADR (I)	7,546	425,821
Singapore Airlines, Ltd.	131,427	1,011,815
SkyWest, Inc.	12,851	99,981
Southwest Airlines Company	255,676	8,634,179
		32,662,411
Building products - 0.3%
AAON, Inc.	10,311	175,390
Allegion PLC	35,997	1,714,897
American Woodmark Corp. (I)	3,068	113,086
AO Smith Corp.	37,919	1,792,810
Apogee Enterprises, Inc.	7,054	280,749
Asahi Glass Company, Ltd.	244,380	1,325,712
Assa Abloy AB, Series B	80,938	4,159,206
Builders FirstSource, Inc. (I)	11,106	60,528
Cie de Saint-Gobain	107,588	4,915,855
Continental Building Products, Inc. (I)	3,012	43,975
Daikin Industries, Ltd.	56,797	3,523,293
Fortune Brands Home & Security, Inc.	79,459	3,266,559
Geberit AG	9,154	2,950,452
Gibraltar Industries, Inc. (I)	7,631	104,468
Griffon Corp.	9,677	110,221
Insteel Industries, Inc.	4,386	90,176
Lennox International, Inc.	22,406	1,722,349
LIXIL Group Corp.	64,450	1,374,975
Masco Corp.	131,537	3,146,365
Masonite International Corp. (I)	7,053	390,595
NCI Building Systems, Inc. (I)	6,804	131,998
Nortek, Inc. (I)	2,225	165,763
Patrick Industries, Inc. (I)	1,974	83,619
PGT, Inc. (I)	11,394	106,192
Ply Gem Holdings, Inc. (I)	5,538	60,032
Quanex Building Products Corp.	9,270	167,694
Simpson Manufacturing Company, Inc.	9,999	291,471
TOTO, Ltd.	65,481	720,396
Trex Company, Inc. (I)	8,089	279,637
Universal Forest Products, Inc.	4,917	210,005
		33,478,468
Commercial services and supplies - 0.6%
ABM Industries, Inc.	13,480	346,301
ACCO Brands Corp. (I)	27,512	189,833
Aggreko PLC	62,038	1,552,732
ARC Document Solutions, Inc. (I)	10,609	85,933
Babcock International Group PLC	121,399	2,142,178
Brady Corp., Class A	11,757	263,827
Brambles, Ltd.	378,546	3,149,023
Casella Waste Systems, Inc., Class A (I)	10,149	39,074
Ceco Environmental Corp. (L)	5,948	79,703
Cenveo, Inc. (I) (L)	16,475	40,693
Cintas Corp.	36,160	2,552,534
Civeo Corp.	76,071	883,184
Clean Harbors, Inc. (I)	27,669	1,491,912
Copart, Inc. (I)	56,879	1,781,166
Dai Nippon Printing Company, Ltd.	135,746	1,362,106
Deluxe Corp.	36,941	2,037,666

The accompanying notes are an integral part of the financial statements.	239

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Edenred	49,241	$1,213,349
Ennis, Inc.	7,014	92,374
G&K Services, Inc., Class A	4,812	266,489
G4S PLC	375,828	1,523,958
Healthcare Services Group, Inc.	17,079	488,630
Heritage-Crystal Clean, Inc. (I)	2,899	43,079
Herman Miller, Inc.	44,028	1,314,236
HNI Corp.	33,404	1,202,210
InnerWorkings, Inc. (I)	9,510	76,936
Interface, Inc.	16,156	260,758
Kimball International, Inc., Class B	8,259	124,298
Knoll, Inc.	11,834	204,847
Matthews International Corp., Class A	7,013	307,801
McGrath RentCorp.	6,200	212,040
Mobile Mini, Inc.	11,298	395,091
MSA Safety, Inc.	22,911	1,131,803
Multi-Color Corp.	3,034	137,986
Park24 Company, Ltd.	23,900	381,381
Performant Financial Corp. (I)	7,438	60,099
Pitney Bowes, Inc.	74,305	1,856,882
Quad/Graphics, Inc.	6,874	132,325
R.R. Donnelley & Sons Company	100,182	1,648,996
Republic Services, Inc.	94,162	3,674,201
Rollins, Inc.	32,152	941,411
Secom Company, Ltd.	50,855	3,029,657
Securitas AB, Series B	75,783	839,378
Societe BIC SA	6,989	900,925
SP Plus Corp. (I)	3,934	74,589
Steelcase, Inc., Class A	19,844	321,274
Stericycle, Inc. (I)	31,933	3,722,110
Team, Inc. (I)	4,987	189,057
Tetra Tech, Inc.	15,619	390,163
The ADT Corp. (L)	65,604	2,326,318
The Brink’s Company	11,653	280,138
Toppan Printing Company, Ltd.	135,525	973,957
Tyco International, Ltd.	165,597	7,380,658
UniFirst Corp.	3,538	341,735
United Stationers, Inc.	9,454	355,187
US Ecology, Inc.	5,244	245,209
Viad Corp.	5,019	103,642
Waste Connections, Inc.	62,229	3,019,351
Waste Management, Inc.	161,682	7,684,745
West Corp.	9,231	271,945
		68,139,083
Construction and engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	43,145	1,653,727
AECOM Technology Corp. (I)	49,880	1,683,450
Aegion Corp. (I)	9,199	204,678
Ameresco, Inc., Class A (I)	5,771	39,531
Argan, Inc.	3,003	100,240
Bouygues SA	46,393	1,500,091
Chiyoda Corp.	38,942	430,639
Comfort Systems USA, Inc.	9,415	127,573
Dycom Industries, Inc. (I)	8,200	251,822
EMCOR Group, Inc.	16,089	642,916
Ferrovial SA	100,067	1,935,951
Fluor Corp.	58,949	3,937,204
Furmanite Corp. (I)	9,400	63,544
Granite Construction, Inc.	27,528	875,666
Great Lakes Dredge & Dock Corp. (I)	15,519	95,907
Hochtief AG	5,009	343,770
Jacobs Engineering Group, Inc. (I)	49,804	2,431,431
JGC Corp.	50,206	1,371,706
Kajima Corp.	204,770	980,170
KBR, Inc.	72,823	1,371,257
Koninklijke Boskalis Westinster NV	21,046	1,183,613
Layne Christensen Company (I) (L)	5,643	54,794
Leighton Holdings, Ltd.	25,523	431,713
MasTec, Inc. (I)	15,754	482,387
MYR Group, Inc. (I)	5,459	131,453
Northwest Pipe Company (I)	2,501	85,284
Obayashi Corp.	157,215	1,075,923
OCI NV (I)	20,762	640,450
Orion Marine Group, Inc. (I)	7,536	75,209
Pike Corp. (I)	6,947	82,600
Primoris Services Corp.	9,112	244,566
Quanta Services, Inc. (I)	80,239	2,911,873
Shimizu Corp.	143,129	1,129,439
Skanska AB, Series B	92,015	1,897,648
Sterling Construction Company, Inc. (I)	4,723	36,225
Taisei Corp.	248,868	1,404,036
Tutor Perini Corp. (I)	8,925	235,620
URS Corp.	34,659	1,996,705
Vinci SA	116,462	6,758,391
		40,899,202
Electrical equipment - 0.8%
ABB, Ltd.	534,208	11,950,005
Acuity Brands, Inc.	21,668	2,550,540
Alstom SA (I)	52,352	1,795,208
AMETEK, Inc.	91,167	4,577,495
AZZ, Inc.	6,259	261,438
Capstone Turbine Corp. (I) (L)	79,370	84,926
Eaton Corp. PLC	177,606	11,254,892
Emerson Electric Company	260,476	16,300,588
Encore Wire Corp.	5,151	191,051
EnerSys	11,113	651,666
Enphase Energy, Inc. (I)	4,344	65,117
Franklin Electric Company, Inc.	11,533	400,656
FuelCell Energy, Inc. (I) (L)	54,269	113,422
Fuji Electric Company, Ltd.	136,202	659,205
Generac Holdings, Inc. (I) (L)	16,523	669,842
General Cable Corp.	11,710	176,587
Global Power Equipment Group, Inc.	4,959	73,889
GrafTech International, Ltd. (I)	28,514	130,594
Hubbell, Inc., Class B	27,268	3,286,612
Legrand SA	63,718	3,311,011
LSI Industries, Inc.	6,288	38,168
Mabuchi Motor Company, Ltd.	5,977	521,474
Mitsubishi Electric Corp.	466,165	6,214,532
Nidec Corp.	49,193	3,324,321
OSRAM Licht AG (I)	21,709	805,440
Plug Power, Inc. (I) (L)	40,412	185,491
Polypore International, Inc. (I) (L)	10,835	421,590
Powell Industries, Inc.	2,416	98,718
Power Solutions International, Inc. (I) (L)	1,173	80,937
PowerSecure International, Inc. (I) (L)	5,320	50,966
Prysmian SpA	49,436	914,707
Regal-Beloit Corp.	22,656	1,455,648
Rockwell Automation, Inc.	51,492	5,657,941
Schneider Electric SE (I)	126,641	9,716,206
Thermon Group Holdings, Inc. (I)	7,738	188,962
Vestas Wind Systems A/S (I)	54,279	2,116,210
Vicor Corp. (I)	4,596	43,202
		90,339,257

The accompanying notes are an integral part of the financial statements.	240

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates - 1.8%
3M Company	241,762	$34,252,840
Carlisle Companies, Inc.	32,149	2,584,137
Danaher Corp.	227,627	17,295,099
General Electric Company	3,743,161	95,899,785
Hopewell Holdings, Ltd.	615	2,153
Hutchison Whampoa, Ltd.	513,431	6,206,661
Keppel Corp., Ltd.	350,645	2,884,181
Koninklijke Philips NV	234,010	7,441,469
NWS Holdings, Ltd.	370,599	667,707
Raven Industries, Inc.	8,988	219,307
Roper Industries, Inc.	37,165	5,436,868
Seibu Holdings Inc (L)	28,800	575,107
Sembcorp Industries, Ltd.	238,122	966,241
Siemens AG	192,355	22,888,713
Smiths Group PLC	95,541	1,952,767
Toshiba Corp.	975,280	4,527,429
		203,800,464
Machinery - 2.1%
Accuride Corp. (I)	10,312	39,082
Actuant Corp., Class A	16,871	514,903
AGCO Corp.	42,797	1,945,552
Alamo Group, Inc.	1,925	78,925
Albany International Corp., Class A	6,748	229,702
Alfa Laval AB	76,214	1,623,790
Altra Industrial Motion Corp.	6,603	192,543
Amada Company, Ltd.	86,452	824,236
American Railcar Industries, Inc. (L)	2,283	168,759
Andritz AG	17,633	938,877
Astec Industries, Inc.	4,615	168,309
Atlas Copco AB, Series A	162,672	4,641,634
Atlas Copco AB, Series B	94,584	2,444,405
Barnes Group, Inc.	13,022	395,218
Blount International, Inc. (I)	11,913	180,244
Briggs & Stratton Corp.	11,376	204,996
Caterpillar, Inc.	234,329	23,205,601
Chart Industries, Inc. (I) (L)	7,343	448,878
CIRCOR International, Inc.	4,238	285,345
CLARCOR, Inc.	37,277	2,351,433
CNH Industrial NV	228,790	1,812,243
Columbus McKinnon Corp.	5,113	112,435
Commercial Vehicle Group, Inc. (I)	7,603	46,987
Crane Company	24,841	1,570,200
Cummins, Inc.	63,907	8,434,446
Deere & Company	133,801	10,970,344
Donaldson Company, Inc.	66,658	2,708,315
Douglas Dynamics, Inc.	5,481	106,880
Dover Corp.	61,971	4,978,130
Dynamic Materials Corp.	3,781	72,028
Energy Recovery, Inc. (I) (L)	11,617	41,124
EnPro Industries, Inc. (I)	5,474	331,341
ESCO Technologies, Inc.	6,552	227,879
FANUC Corp.	46,418	8,394,821
Federal Signal Corp.	15,272	202,201
Flowserve Corp.	50,849	3,585,871
FreightCar America, Inc.	3,117	103,796
GEA Group AG	44,305	1,924,770
Global Brass & Copper Holdings, Inc.	5,482	80,421
Graco, Inc.	30,126	2,198,595
Graham Corp.	2,837	81,564
Harsco Corp.	59,989	1,284,364
Hillenbrand, Inc.	15,165	468,447
Hino Motors, Ltd.	62,642	876,565
Hitachi Construction
Machinery Company, Ltd.	26,152	526,503
Hurco Companies, Inc.	1,871	70,462
Hyster-Yale Materials Handling, Inc.	2,445	175,111
IDEX Corp.	40,147	2,905,438
IHI Corp.	339,765	1,760,778
Illinois Tool Works, Inc.	136,308	11,507,121
IMI PLC	66,038	1,313,231
Ingersoll-Rand PLC	99,807	5,625,123
ITT Corp.	45,930	2,064,094
John Bean Technologies Corp.	7,040	198,035
Joy Global, Inc. (L)	36,742	2,003,909
JTEKT Corp.	49,893	836,281
Kadant, Inc.	2,747	107,270
Kawasaki Heavy Industries, Ltd.	344,204	1,376,139
Kennametal, Inc.	39,452	1,629,762
Komatsu, Ltd.	224,876	5,197,141
Kone OYJ	75,695	3,030,474
Kubota Corp.	268,952	4,258,416
Kurita Water Industries, Ltd.	22,427	500,273
LB Foster Company, Class A	2,628	120,730
Lincoln Electric Holdings, Inc.	39,844	2,754,615
Lindsay Corp. (L)	3,124	233,519
Lydall, Inc. (I)	4,080	110,201
Makita Corp.	28,826	1,628,432
MAN SE	8,541	961,151
Manitex International, Inc. (I)	3,406	38,454
Melrose Industries PLC	259,699	1,039,480
Meritor, Inc. (I)	23,403	253,923
Metso OYJ	27,442	972,201
Miller Industries, Inc.	3,537	59,775
Mitsubishi Heavy Industries, Ltd.	735,635	4,735,899
Mueller Industries, Inc.	13,660	389,856
Mueller Water Products, Inc., Class A	38,608	319,674
Nabtesco Corp.	27,689	663,309
NGK Insulators, Ltd.	63,461	1,512,701
NN, Inc.	4,290	114,629
Nordson Corp.	29,422	2,238,132
NSK, Ltd.	113,498	1,618,829
Oshkosh Corp.	42,628	1,882,026
PACCAR, Inc.	132,451	7,533,151
Pall Corp.	40,047	3,351,934
Parker Hannifin Corp.	55,570	6,343,316
Pentair PLC	71,986	4,714,363
Proto Labs, Inc. (I) (L)	5,442	375,498
RBC Bearings, Inc.	5,680	322,056
Rexnord Corp. (I)	18,110	515,230
Sandvik AB (L)	258,362	2,901,748
Schindler Holding AG,
Participation Certificates	11,384	1,542,020
Schindler Holding AG, Registered Shares	4,974	663,212
SembCorp Marine, Ltd.	202,732	593,650
SKF AB, B Shares	95,934	1,997,183
SMC Corp.	13,347	3,680,315
Snap-on, Inc.	21,415	2,592,928
SPX Corp.	21,341	2,004,560
Standex International Corp.	3,071	227,684
Stanley Black & Decker, Inc.	58,094	5,158,166
Sulzer AG	5,810	712,468
Sumitomo Heavy Industries, Ltd.	134,306	756,456
Sun Hydraulics Corp.	5,427	204,001
Tennant Company	4,432	297,343
Terex Corp.	55,256	1,755,483

The accompanying notes are an integral part of the financial statements.	241

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The ExOne Company (I) (L)	2,371	$49,530
The Gorman-Rupp Company	4,651	139,716
The Greenbrier Companies, Inc. (L)	6,650	487,977
The Weir Group PLC	51,628	2,085,008
THK Company, Ltd.	27,652	689,059
Timken Company	38,232	1,620,654
Titan International, Inc. (L)	10,698	126,450
TriMas Corp. (I)	11,015	267,995
Trinity Industries, Inc.	78,248	3,655,747
Twin Disc, Inc.	2,235	60,256
Vallourec SA	26,647	1,226,291
Valmont Industries, Inc. (L)	13,134	1,772,171
Volvo AB, Series B	372,950	4,034,906
Wabash National Corp. (I)	16,443	219,021
Wabtec Corp.	48,289	3,913,341
Wartsila OYJ Abp	35,805	1,595,444
Watts Water Technologies, Inc., Class A	6,800	396,100
Woodward, Inc.	45,175	2,151,234
Xerium Technologies, Inc. (I)	3,254	47,541
Xylem, Inc.	67,454	2,393,942
Yangzijiang Shipbuilding Holdings, Ltd.	467,001	431,517
Zardoya Otis SA	43,104	534,239
		234,370,200
Marine - 0.1%
A.P. Moeller - Maersk A/S, Series A	921	2,124,494
A.P. Moeller - Maersk A/S, Series B	1,749	4,143,107
Baltic Trading, Ltd.	13,338	55,219
Kirby Corp. (I)	28,607	3,371,335
Knightsbridge Tankers, Ltd.	8,069	71,411
Kuehne & Nagel International AG	13,082	1,648,377
Matson, Inc.	10,386	259,962
Mitsui O.S.K. Lines, Ltd.	263,040	840,445
Navios Maritime Holdings, Inc. (L)	19,348	116,088
Nippon Yusen KK	391,257	1,031,585
Safe Bulkers, Inc. (L)	9,445	62,904
Scorpio Bulkers, Inc. (I)	33,027	192,217
		13,917,144
Professional services - 0.4%
Acacia Research Corp. (L)	12,369	191,472
Adecco SA (I)	41,253	2,788,740
ALS, Ltd.	94,694	435,744
Barrett Business Services, Inc.	1,762	69,581
Bureau Veritas SA	53,457	1,181,451
Capita PLC	159,608	3,004,686
CBIZ, Inc. (I)	10,533	82,895
CDI Corp.	3,435	49,876
CRA International, Inc. (I)	2,807	71,382
Equifax, Inc.	45,120	3,372,269
Experian PLC	240,604	3,823,295
Exponent, Inc.	3,161	224,052
Franklin Covey Company (I)	3,166	62,022
FTI Consulting, Inc. (I)	30,322	1,060,057
GP Strategies Corp. (I)	3,693	106,063
Heidrick & Struggles International, Inc.	4,714	96,826
Huron Consulting Group, Inc. (I)	5,698	347,407
ICF International, Inc. (I)	4,893	150,655
Insperity, Inc.	5,546	151,628
Intertek Group PLC	39,089	1,656,573
Kelly Services, Inc., Class A	6,511	102,027
Kforce, Inc.	6,783	132,743
Korn/Ferry International (I)	12,008	298,999
ManpowerGroup, Inc.	39,974	2,802,177
Mistras Group, Inc. (I)	4,020	82,008
Navigant Consulting, Inc. (I)	11,901	165,543
Nielsen NV	114,194	5,062,220
On Assignment, Inc. (I)	13,158	353,292
Paylocity Holding Corp. (I)	2,088	41,029
Pendrell Corp. (I)	38,314	51,341
Randstad Holding NV	30,087	1,397,817
Resources Connection, Inc.	9,562	133,294
Robert Half International, Inc.	50,597	2,479,253
RPX Corp. (I)	12,956	177,886
Seek, Ltd.	78,340	1,108,419
SGS SA	1,326	2,743,432
The Advisory Board Company (I)	8,848	412,228
The Corporate Executive Board Company	25,043	1,504,333
The Dun & Bradstreet Corp.	13,372	1,570,809
Towers Watson & Company, Class A	35,206	3,502,997
Trinet Group, Inc. (I)	3,847	99,060
TrueBlue, Inc. (I)	9,924	250,680
VSE Corp.	1,042	51,079
WageWorks, Inc. (I)	8,492	386,641
		43,835,981
Road and rail - 1.0%
ArcBest Corp.	6,388	238,272
Asciano, Ltd.	236,576	1,250,571
Aurizon Holdings, Ltd.	518,079	2,052,192
Celadon Group, Inc.	5,128	99,740
Central Japan Railway Company, Ltd.	34,632	4,671,465
ComfortDelGro Corp., Ltd.	488,518	917,648
Con-way, Inc.	28,834	1,369,615
CSX Corp.	373,100	11,961,586
DSV A/S	41,577	1,169,086
East Japan Railway Company	81,740	6,122,546
Genesee & Wyoming, Inc., Class A (I)	25,618	2,441,652
Hankyu Hanshin Holdings, Inc.	277,095	1,613,539
Heartland Express, Inc.	13,358	320,058
J.B. Hunt Transport Services, Inc.	46,159	3,418,074
Kansas City Southern	41,024	4,972,109
Keikyu Corp.	113,559	947,958
Keio Corp.	140,077	1,035,045
Keisei Electric Railway Company, Ltd.	66,989	672,589
Kintetsu Corp.	438,745	1,475,980
Knight Transportation, Inc.	14,525	397,840
Landstar System, Inc.	22,402	1,617,200
Marten Transport, Ltd.	5,826	103,761
MTR Corp., Ltd.	351,815	1,381,848
Nagoya Railroad Company, Ltd.	207,000	830,232
Nippon Express Company, Ltd.	207,469	868,945
Norfolk Southern Corp.	115,555	12,895,938
Odakyu Electric Railway Company, Ltd.	151,759	1,387,797
Old Dominion Freight Line, Inc. (I)	34,125	2,410,590
Patriot Transportation Holding, Inc. (I)	1,867	63,329
Quality Distribution, Inc. (I)	7,384	94,368
Roadrunner Transportation Systems, Inc. (I)	6,756	153,969
Ryder Systems, Inc.	19,675	1,770,160
Saia, Inc. (I)	6,091	301,870
Swift Transportation Company (I)	20,568	431,517
Tobu Railway Company, Ltd.	247,365	1,243,795
Tokyu Corp.	275,417	1,805,038
Union Pacific Corp.	334,857	36,305,196
Werner Enterprises, Inc.	33,167	835,808
West Japan Railway Company	39,875	1,784,519

The accompanying notes are an integral part of the financial statements.	242

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
YRC Worldwide, Inc. (I)	7,657	$155,590
		113,589,035
Trading companies and distributors - 0.6%
Aceto Corp.	6,925	133,791
Aircastle, Ltd.	15,187	248,459
Applied Industrial Technologies, Inc.	9,972	455,222
Beacon Roofing Supply, Inc. (I)	11,969	304,970
Brenntag AG	37,428	1,831,883
Bunzl PLC	80,746	2,100,973
CAI International, Inc. (I)	4,579	88,604
DXP Enterprises, Inc. (I)	3,148	231,945
Fastenal Company (L)	101,435	4,554,432
GATX Corp.	22,461	1,311,049
H&E Equipment Services, Inc.	7,553	304,235
Houston Wire & Cable Company	5,384	64,500
ITOCHU Corp.	364,766	4,454,885
Kaman Corp.	6,604	259,537
Marubeni Corp.	399,988	2,737,076
Mitsubishi Corp.	340,506	6,973,646
Mitsui & Company, Ltd.	413,880	6,528,577
MSC Industrial Direct Company, Inc., Class A	25,660	2,192,904
Noble Group, Ltd.	1,047,766	1,065,221
NOW, Inc. (I) (L)	53,679	1,632,378
Rexel SA	65,194	1,217,483
Rush Enterprises, Inc., Class A (I)	8,268	276,565
Sojitz Corp.	1,051	1,650
Stock Building Supply Holdings, Inc. (I)	3,623	56,917
Sumitomo Corp.	272,666	3,009,445
TAL International Group, Inc. (I) (L)	8,131	335,404
Textainer Group Holdings, Ltd.	5,058	157,405
Titan Machinery, Inc. (I) (L)	4,404	57,208
Toyota Tsusho Corp.	51,459	1,253,489
Travis Perkins PLC	59,807	1,606,869
United Rentals, Inc. (I)	35,809	3,978,380
W.W. Grainger, Inc.	22,695	5,711,197
Watsco, Inc.	19,794	1,705,847
Wolseley PLC	64,399	3,373,151
		60,215,297
Transportation infrastructure - 0.1%
Abertis Infraestructuras SA	97,878	1,930,107
Aeroports de Paris	7,176	859,263
Atlantia SpA	99,999	2,456,542
Auckland International Airport, Ltd.	233,406	701,212
Fraport AG Frankfurt Airport
Services Worldwide	8,898	583,441
Groupe Eurotunnel SA	113,136	1,382,012
Hutchison Port Holdings Trust	1,392,336	973,885
Kamigumi Company, Ltd.	56,412	534,203
Mitsubishi Logistics Corp.	29,472	423,444
Sydney Airport	267,412	998,393
Transurban Group	436,411	2,946,468
Wesco Aircraft Holdings, Inc. (I)	12,615	219,501
		14,008,471
		1,238,516,785
Information technology - 14.6%
Communications equipment - 1.2%
ADTRAN, Inc.	41,008	841,894
Alcatel-Lucent (I)	675,860	2,084,557
Alliance Fiber Optic Products, Inc.	2,907	36,134
Applied Optoelectronics, Inc. (I)	3,504	56,414
ARRIS Group, Inc. (I)	66,045	1,872,706
Aruba Networks, Inc. (I)	25,767	556,052
Bel Fuse, Inc., Class B	2,680	66,303
Black Box Corp.	3,761	87,707
CalAmp Corp. (I)	8,761	154,369
Calix, Inc. (I)	10,014	95,834
Ciena Corp. (I) (L)	78,747	1,316,650
Cisco Systems, Inc.	1,902,369	47,882,628
Clearfield, Inc. (I) (L)	2,778	35,364
Comtech Telecommunications Corp.	3,661	136,006
Digi International, Inc. (I)	7,322	54,915
Emulex Corp. (I)	19,432	95,994
Extreme Networks, Inc. (I)	23,779	113,901
F5 Networks, Inc. (I)	27,667	3,285,180
Finisar Corp. (I) (L)	23,345	388,227
Harmonic, Inc. (I)	23,463	148,755
Harris Corp.	39,175	2,601,220
Infinera Corp. (I) (L)	29,758	317,518
InterDigital, Inc.	30,066	1,197,228
Ixia (I)	14,365	131,296
JDS Uniphase Corp. (I)	115,345	1,476,416
Juniper Networks, Inc.	149,911	3,320,529
KVH Industries, Inc. (I)	4,852	54,925
Motorola Solutions, Inc.	82,395	5,213,956
NETGEAR, Inc. (I)	8,859	276,844
Numerex Corp., Class A (I)	3,589	37,613
Oclaro, Inc. (I) (L)	24,180	34,577
Oplink Communications, Inc.	4,941	83,108
Parkervision, Inc. (I) (L)	27,281	31,100
Plantronics, Inc.	31,688	1,514,053
Polycom, Inc. (I)	102,054	1,253,733
Procera Networks, Inc. (I) (L)	5,968	57,173
QUALCOMM, Inc.	625,262	46,750,840
Riverbed Technology, Inc. (I)	80,085	1,485,176
Ruckus Wireless, Inc. (I)	15,821	211,369
ShoreTel, Inc. (I)	16,058	106,786
Sonus Networks, Inc. (I)	59,766	204,400
Telefonaktiebolaget LM Ericsson, B Shares	737,362	9,297,296
Tessco Technologies, Inc.	1,487	43,108
Ubiquiti Networks, Inc. (I) (L)	7,198	270,141
ViaSat, Inc. (I) (L)	9,989	550,594
		135,830,589
Electronic equipment, instruments and components - 0.9%
Agilysys, Inc. (I)	4,318	50,650
Amphenol Corp., Class A	58,545	5,846,304
Anixter International, Inc.	6,491	550,696
Arrow Electronics, Inc. (I)	49,564	2,743,367
Avnet, Inc.	69,332	2,877,278
Badger Meter, Inc.	3,566	179,905
Belden, Inc.	32,142	2,057,731
Benchmark Electronics, Inc. (I)	12,797	284,221
Checkpoint Systems, Inc. (I)	9,999	122,288
Citizen Holdings Company, Ltd.	64,441	423,150
Cognex Corp. (I)	64,423	2,594,314
Coherent, Inc. (I)	6,036	370,429
Control4 Corp. (I) (L)	2,713	35,079
Corning, Inc.	481,804	9,318,089
CTS Corp.	7,953	126,373
CUI Global, Inc. (I) (L)	5,438	39,371
Daktronics, Inc.	9,424	115,821
DTS, Inc. (I)	4,345	109,711
Electro Rent Corp.	3,969	54,653
Electro Scientific Industries, Inc.	6,960	47,258
Fabrinet (I)	8,631	126,013
The accompanying notes are an integral part of the financial statements.	243

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
FARO Technologies, Inc. (I)	4,174	$211,831
FEI Company	31,215	2,354,235
FLIR Systems, Inc.	53,663	1,681,798
GSI Group, Inc. (I)	7,286	83,716
Hamamatsu Photonics KK	17,315	822,715
Hexagon AB, B Shares	61,649	1,949,366
Hirose Electric Company, Ltd.	7,270	897,559
Hitachi High-Technologies Corp.	15,084	433,782
Hitachi, Ltd.	1,170,972	8,946,263
Hoya Corp.	105,360	3,538,014
Ibiden Company, Ltd.	29,286	570,850
II-VI, Inc. (I)	12,778	150,397
Ingram Micro, Inc., Class A (I)	78,021	2,013,722
Insight Enterprises, Inc. (I)	9,881	223,607
InvenSense, Inc. (I) (L)	17,142	338,212
Itron, Inc. (I)	29,201	1,147,891
Jabil Circuit, Inc.	74,569	1,504,057
Japan Display, Inc. (I)	90,200	434,747
KEMET Corp. (I)	11,954	49,250
Keyence Corp.	11,047	4,796,456
Knowles Corp. (I)	42,642	1,130,013
Kyocera Corp.	77,763	3,632,074
Littelfuse, Inc.	5,434	462,868
Maxwell Technologies, Inc. (I)	7,106	61,964
Measurement Specialties, Inc. (I)	3,839	328,657
Mercury Systems, Inc. (I)	7,948	87,507
Mesa Laboratories, Inc.	728	42,064
Methode Electronics, Inc.	9,132	336,697
MTS Systems Corp.	3,638	248,330
Murata Manufacturing Company, Ltd.	48,713	5,536,980
National Instruments Corp.	50,410	1,559,181
Newport Corp. (I)	9,832	174,223
Nippon Electric Glass Company, Ltd.	97,121	472,142
Omron Corp.	49,518	2,250,493
OSI Systems, Inc. (I)	4,841	307,307
Park Electrochemical Corp.	4,997	117,679
PC Connection, Inc.	2,355	50,562
Plexus Corp. (I)	8,239	304,266
RealD, Inc. (I) (L)	9,643	90,355
Rofin-Sinar Technologies, Inc. (I)	6,914	159,437
Rogers Corp. (I)	4,378	239,739
Sanmina Corp. (I)	19,825	413,550
ScanSource, Inc. (I)	6,808	235,489
Shimadzu Corp.	57,492	498,074
Speed Commerce, Inc. (I)	12,076	33,209
SYNNEX Corp. (I)	6,818	440,647
TDK Corp.	29,821	1,668,194
TE Connectivity, Ltd.	152,676	8,441,456
Tech Data Corp. (I)	19,178	1,128,817
Trimble Navigation, Ltd. (I)	130,325	3,974,913
TTM Technologies, Inc. (I)	13,631	92,827
Universal Display Corp. (I) (L)	9,848	321,439
Vishay Intertechnology, Inc.	68,033	972,192
Vishay Precision Group, Inc. (I)	3,100	46,314
Yaskawa Electric Corp.	54,610	742,134
Yokogawa Electric Corp.	52,692	692,807
Zebra Technologies Corp., Class A (I)	25,456	1,806,612
		99,322,381
Internet software and services - 2.2%
Akamai Technologies, Inc. (I)	66,028	3,948,474
Amber Road, Inc. (I) (L)	2,487	43,125
Angie’s List, Inc. (I) (L)	11,127	70,879
AOL, Inc. (I)	39,446	1,773,098
Bankrate, Inc. (I)	16,248	184,577
Bazaarvoice, Inc. (I) (L)	12,632	93,350
Benefitfocus, Inc. (I) (L)	1,289	34,726
Blucora, Inc. (I)	10,331	157,444
Brightcove, Inc. (I)	8,159	45,527
Carbonite, Inc. (I)	4,910	50,278
ChannelAdvisor Corp. (I)	5,162	84,657
comScore, Inc. (I)	8,412	306,281
Constant Contact, Inc. (I)	7,582	205,775
Conversant, Inc. (I)	46,406	1,589,406
Cornerstone OnDemand, Inc. (I)	12,880	443,201
Cvent, Inc. (I) (L)	4,459	113,125
Dealertrack Technologies, Inc. (I)	12,933	561,422
Demand Media, Inc. (I)	2,068	18,302
Demandware, Inc. (I)	7,276	370,494
Dena Company, Ltd. (L)	25,577	325,171
Dice Holdings, Inc. (I)	9,715	81,412
Digital River, Inc. (I)	8,229	119,485
E2open, Inc. (I) (L)	5,693	53,002
Earthlink Holdings Corp.	25,871	88,479
eBay, Inc. (I)	421,464	23,867,506
Endurance International
Group Holdings, Inc. (I) (L)	7,446	121,146
Envestnet, Inc. (I)	8,302	373,590
Equinix, Inc. (I)	26,672	5,667,267
Everyday Health, Inc. (I) (L)	2,091	29,211
Facebook, Inc., Class A (I)	727,540	57,504,762
Global Eagle Entertainment, Inc. (I)	9,356	104,974
Gogo, Inc. (I) (L)	13,600	229,296
Google, Inc., Class A (I)	105,992	62,366,753
Google, Inc., Class C (I)	105,983	61,190,345
Gree, Inc. (L)	27,157	185,170
GrubHub, Inc. (I) (L)	2,178	74,575
GTT Communications, Inc. (I)	3,787	45,103
Internap Network Services Corp. (I)	13,638	94,102
IntraLinks Holdings, Inc. (I)	9,556	77,404
j2 Global, Inc. (L)	11,483	566,801
Kakaku.com, Inc.	33,000	468,727
Limelight Networks, Inc. (I)	15,488	36,164
Liquidity Services, Inc. (I)	6,259	86,061
LivePerson, Inc. (I)	13,195	166,125
LogMeIn, Inc. (I)	5,891	271,398
Marchex, Inc., Class B	8,172	33,914
Marin Software, Inc. (I) (L)	6,878	59,151
Marketo, Inc. (I) (L)	6,262	202,263
Millennial Media, Inc. (I) (L)	17,392	32,349
Monster Worldwide, Inc. (I)	22,194	122,067
Move, Inc. (I)	9,741	204,171
NIC, Inc.	15,739	271,026
OPOWER, Inc. (I) (L)	2,031	38,305
Perficient, Inc. (I)	8,605	128,989
Q2 Holdings, Inc. (I)	2,686	37,604
QuinStreet, Inc. (I)	8,375	34,756
Rackspace Hosting, Inc. (I)	59,519	1,937,343
RealNetworks, Inc. (I)	5,758	40,018
Reis, Inc.	2,486	58,645
Rightside Group, Ltd. (I)	2,068	20,163
Rocket Fuel, Inc. (I) (L)	4,414	69,741
SciQuest, Inc. (I)	6,966	104,769
Shutterstock, Inc. (I) (L)	3,674	262,250
SPS Commerce, Inc. (I)	3,956	210,261
Stamps.com, Inc. (I)	3,581	113,733

The accompanying notes are an integral part of the financial statements.	244

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
TechTarget, Inc. (I)	4,735	$40,674
Textura Corp. (I) (L)	4,575	120,780
Tremor Video, Inc. (I) (L)	8,454	19,782
TrueCar, Inc. (I) (L)	1,986	35,649
Trulia, Inc. (I) (L)	8,923	436,335
United Internet AG	28,168	1,195,965
Unwired Planet, Inc. (I)	27,159	50,516
VeriSign, Inc. (I)	42,067	2,318,733
Vistaprint NV (I) (L)	8,024	439,635
Web.com Group, Inc. (I)	12,612	251,736
WebMD Health Corp. (I) (L)	9,382	392,261
Wix.com, Ltd. (I) (L)	3,266	53,073
XO Group, Inc. (I)	6,168	69,143
Xoom Corp. (I)	7,559	165,920
Yahoo Japan Corp.	348,254	1,323,697
Yahoo!, Inc. (I)	345,197	14,066,778
Zix Corp. (I)	16,732	57,223
		249,307,588
IT services - 2.3%
Accenture PLC, Class A	235,485	19,149,640
Acxiom Corp. (I)	57,283	948,034
Alliance Data Systems Corp. (I)	20,724	5,145,147
Amadeus IT Holding SA, A Shares	92,132	3,439,404
AtoS	19,014	1,376,916
Automatic Data Processing, Inc.	179,410	14,905,383
Blackhawk Network Holdings, Inc. (I) (L)	13,006	421,394
Broadridge Financial Solutions, Inc.	59,933	2,495,011
CACI International, Inc., Class A (I)	5,542	394,978
Cap Gemini SA	34,938	2,505,528
Cardtronics, Inc. (I)	10,762	378,822
Cass Information Systems, Inc.	2,790	115,506
CIBER, Inc. (I)	20,240	69,423
Cognizant Technology
Solutions Corp., Class A (I)	226,796	10,153,657
Computer Sciences Corp.	54,571	3,337,017
Computer Task Group, Inc.	4,159	46,165
Computershare, Ltd.	114,560	1,218,186
Convergys Corp.	74,930	1,335,253
CoreLogic, Inc. (I)	45,698	1,237,045
CSG Systems International, Inc.	8,199	215,470
Datalink Corp. (I)	5,110	54,319
DST Systems, Inc.	15,339	1,287,249
EPAM Systems, Inc. (I)	8,604	376,769
Euronet Worldwide, Inc. (I)	12,286	587,148
EVERTEC, Inc.	15,672	350,112
ExlService Holdings, Inc. (I)	7,944	193,913
Fidelity National Information Services, Inc.	106,537	5,998,033
Fiserv, Inc. (I)	92,904	6,004,850
Forrester Research, Inc.	2,741	101,033
Fujitsu, Ltd.	451,232	2,777,137
Gartner, Inc. (I)	44,574	3,274,852
Global Cash Access Holdings, Inc. (I)	15,678	105,827
Global Payments, Inc.	34,188	2,389,057
Heartland Payment Systems, Inc.	8,602	410,487
Higher One Holdings, Inc. (I)	8,182	20,210
iGATE Corp. (I)	8,927	327,799
International Business Machines Corp.	346,105	65,701,112
Itochu Techno-Solutions Corp.	6,116	257,067
Jack Henry & Associates, Inc.	41,355	2,301,819
Leidos Holdings, Inc.	31,185	1,070,581
Lionbridge Technologies, Inc. (I)	16,280	73,260
Luxoft Holding, Inc. (I) (L)	2,032	75,590
ManTech International Corp., Class A	5,714	153,992
MasterCard, Inc., Class A	367,188	27,142,537
MAXIMUS, Inc.	16,229	651,270
ModusLink Global Solutions, Inc. (I) (L)	10,914	38,963
MoneyGram International, Inc. (I)	7,295	91,479
NeuStar, Inc., Class A (I) (L)	41,633	1,033,747
Nomura Research Institute, Ltd.	27,610	892,909
NTT Data Corp.	30,562	1,102,436
Otsuka Corp.	11,500	457,885
Paychex, Inc.	121,995	5,392,179
PRGX Global, Inc. (I)	8,360	48,990
Sapient Corp. (I)	27,632	386,848
Science Applications International Corp.	30,356	1,342,646
ServiceSource International, Inc. (I) (L)	17,402	56,208
Sykes Enterprises, Inc. (I)	9,554	190,889
Syntel, Inc. (I)	3,705	325,818
TeleTech Holdings, Inc. (I)	4,217	103,654
Teradata Corp. (I)	57,833	2,424,359
The Hackett Group, Inc.	7,399	44,098
The Western Union Company	197,744	3,171,814
Total System Services, Inc.	60,789	1,882,027
Unisys Corp. (I)	12,352	289,160
VeriFone Systems, Inc. (I)	56,689	1,948,968
Virtusa Corp. (I)	6,296	223,886
Visa, Inc., Class A	183,643	39,183,907
WEX, Inc. (I)	28,714	3,167,728
Xerox Corp.	404,696	5,354,128
		259,728,728
Semiconductors and semiconductor equipment - 2.0%
Advanced Energy Industries, Inc. (I)	9,948	186,923
Advanced Micro Devices, Inc. (I) (L)	311,014	1,060,558
Advantest Corp.	38,981	503,253
Alpha & Omega Semiconductor, Ltd. (I)	5,349	50,281
Altera Corp.	115,510	4,132,948
Ambarella, Inc. (I) (L)	6,905	301,541
Amkor Technology, Inc. (I)	20,547	172,800
Analog Devices, Inc.	117,090	5,794,784
Applied Materials, Inc.	454,858	9,829,481
Applied Micro Circuits Corp. (I)	18,998	132,986
ARM Holdings PLC	339,386	4,944,585
ASM Pacific Technology, Ltd.	58,068	574,297
ASML Holding NV	86,284	8,546,310
Atmel Corp. (I)	209,885	1,695,871
Avago Technologies, Ltd.	94,003	8,178,261
Axcelis Technologies, Inc. (I)	26,677	53,087
Broadcom Corp., Class A	200,797	8,116,215
Brooks Automation, Inc.	16,261	170,903
Cabot Microelectronics Corp. (I)	5,761	238,793
Cascade Microtech, Inc. (I)	3,830	38,798
Cavium, Inc. (I)	12,712	632,168
CEVA, Inc. (I)	5,764	77,468
Cirrus Logic, Inc. (I)	14,806	308,705
Cohu, Inc.	6,867	82,198
Cree, Inc. (I) (L)	60,194	2,464,944
Cypress Semiconductor Corp. (I) (L)	111,508	1,101,142
Diodes, Inc. (I)	8,682	207,673
DSP Group, Inc. (I)	5,561	49,326
Entegris, Inc. (I)	33,593	386,320
Entropic Communications, Inc. (I)	22,967	61,092
Exar Corp. (I)	9,573	85,678
Fairchild Semiconductor International, Inc. (I)	90,182	1,400,526
First Solar, Inc. (I)	28,071	1,847,353
FormFactor, Inc. (I)	13,387	95,985
GT Advanced Technologies, Inc. (I) (L)	32,834	355,592

The accompanying notes are an integral part of the financial statements.	245

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Infineon Technologies AG	273,094	$2,810,938
Inphi Corp. (I)	7,492	107,735
Integrated Device Technology, Inc. (I)	106,688	1,701,674
Integrated Silicon Solution, Inc.	7,513	103,229
Intel Corp.	1,847,198	64,319,434
International Rectifier Corp. (I)	53,006	2,079,955
Intersil Corp., Class A	95,912	1,362,910
IXYS Corp.	6,019	63,200
KLA-Tencor Corp.	61,658	4,857,417
Kopin Corp. (I)	17,994	61,180
Lam Research Corp.	60,228	4,499,032
Lattice Semiconductor Corp. (I)	28,340	212,550
Linear Technology Corp.	89,162	3,957,901
M/A-COM Technology
Solutions Holdings, Inc. (I)	2,929	63,969
MaxLinear, Inc., Class A (I)	7,122	48,999
Micrel, Inc.	10,838	130,381
Microchip Technology, Inc. (L)	74,124	3,500,877
Micron Technology, Inc. (I)	399,583	13,689,714
Microsemi Corp. (I)	22,765	578,459
MKS Instruments, Inc.	12,924	431,403
Monolithic Power Systems, Inc.	9,282	408,872
Nanometrics, Inc. (I)	5,838	88,154
NVE Corp. (I)	1,333	86,032
NVIDIA Corp.	192,330	3,548,489
OmniVision Technologies, Inc. (I)	13,408	354,776
PDF Solutions, Inc. (I)	7,316	92,255
Peregrine Semiconductor Corp. (I)	6,863	84,895
Pericom Semiconductor Corp. (I)	5,757	56,073
Photronics, Inc. (I)	15,269	122,915
PMC-Sierra, Inc. (I)	41,950	312,947
Power Integrations, Inc.	7,325	394,891
QuickLogic Corp. (I) (L)	14,241	42,581
Rambus, Inc. (I)	27,534	343,624
REC Silicon ASA (I)	50	20
RF Micro Devices, Inc. (I) (L)	213,052	2,458,620
Rohm Company, Ltd.	23,342	1,469,729
Rubicon Technology, Inc. (I) (L)	6,535	27,774
Rudolph Technologies, Inc. (I)	8,898	80,527
Semtech Corp. (I)	50,006	1,357,663
Silicon Image, Inc. (I)	19,716	99,369
Silicon Laboratories, Inc. (I)	30,642	1,245,291
Skyworks Solutions, Inc.	95,032	5,516,608
Spansion, Inc., Class A (I)	14,396	328,085
STMicroelectronics NV (L)	154,337	1,191,589
SunEdison, Inc. (I)	125,391	2,367,382
Synaptics, Inc. (I)	8,663	634,132
Teradyne, Inc.	102,638	1,990,151
Tessera Technologies, Inc.	12,882	342,404
Texas Instruments, Inc.	398,512	19,005,037
Tokyo Electron, Ltd.	41,560	2,708,683
TriQuint Semiconductor, Inc. (I)	41,219	786,046
Ultra Clean Holdings, Inc. (I)	7,054	63,133
Ultratech, Inc. (I)	6,918	157,385
Veeco Instruments, Inc. (I)	9,646	337,128
Vitesse Semiconductor Corp. (I)	13,394	48,218
Xcerra Corp. (I)	11,662	114,171
Xilinx, Inc.	99,804	4,226,699
		220,952,150
Software - 3.0%
ACI Worldwide, Inc. (I)	84,691	1,588,803
Actuate Corp. (I)	11,944	46,582
Adobe Systems, Inc. (I)	176,304	12,198,474
Advent Software, Inc.	34,720	1,095,763
American Software, Inc., Class A	6,589	58,115
ANSYS, Inc. (I)	46,137	3,491,187
Aspen Technology, Inc. (I)	22,197	837,271
Autodesk, Inc. (I)	84,662	4,664,876
AVG Technologies NV (I)	8,375	138,858
Barracuda Networks, Inc. (I)	1,860	47,709
Blackbaud, Inc.	11,203	440,166
Bottomline Technologies, Inc. (I)	9,699	267,595
BroadSoft, Inc. (I)	7,023	147,764
CA, Inc.	120,206	3,358,556
Cadence Design Systems, Inc. (I)	145,427	2,502,799
Callidus Software, Inc. (I)	11,460	137,749
CDK Global, Inc. (I)	82,156	2,513,152
Citrix Systems, Inc. (I)	61,745	4,404,888
CommVault Systems, Inc. (I)	32,741	1,650,146
Compuware Corp.	163,254	1,732,125
Comverse, Inc. (I)	5,590	124,825
Concur Technologies, Inc. (I)	24,023	3,046,597
Dassault Systemes SA	30,544	1,962,108
Digimarc Corp.	1,905	39,453
Ebix, Inc. (L)	7,298	103,486
Electronic Arts, Inc. (I)	116,661	4,154,298
Ellie Mae, Inc. (I)	6,743	219,822
EnerNOC, Inc. (I)	6,660	112,954
Epiq Systems, Inc.	7,718	135,528
ePlus, Inc. (I)	1,352	75,780
FactSet Research Systems, Inc. (L)	19,619	2,384,297
Fair Isaac Corp.	23,807	1,311,766
FleetMatics Group PLC (I) (L)	8,995	274,348
Fortinet, Inc. (I)	68,978	1,742,729
Gemalto NV	19,181	1,761,187
Gigamon, Inc. (I) (L)	5,671	59,375
Glu Mobile, Inc. (I) (L)	22,418	115,901
Guidance Software, Inc. (I) (L)	4,813	32,391
Guidewire Software, Inc. (I)	16,383	726,422
Gungho Online Entertainment, Inc. (L)	99,833	475,286
Imperva, Inc. (I) (L)	5,360	153,993
Infoblox, Inc. (I)	13,187	194,508
Informatica Corp. (I)	55,156	1,888,541
Interactive Intelligence Group, Inc. (I)	4,130	172,634
Intuit, Inc.	105,952	9,286,693
Jive Software, Inc. (I)	11,172	65,133
Kofax Ltd. (I) (L)	18,266	141,379
Konami Corp.	24,509	511,101
Manhattan Associates, Inc. (I)	18,291	611,285
Mavenir Systems, Inc. (I)	2,796	35,118
Mentor Graphics Corp.	71,738	1,470,270
Microsoft Corp.	3,074,007	142,510,965
MicroStrategy, Inc., Class A (I)	2,203	288,241
Model N, Inc. (I)	4,905	48,363
Monotype Imaging Holdings, Inc.	9,525	269,748
NetScout Systems, Inc. (I)	8,807	403,361
Nexon Company, Ltd.	30,953	255,268
NICE-Systems, Ltd.	14,015	572,136
Nintendo Company, Ltd.	25,739	2,803,706
Oracle Corp.	1,213,216	46,441,908
Oracle Corp. Japan	9,306	363,228
Pegasystems, Inc.	8,641	165,130
Progress Software Corp. (I)	12,521	299,377
Proofpoint, Inc. (I)	8,952	332,477
PROS Holdings, Inc. (I)	5,801	146,185
PTC, Inc. (I)	58,819	2,170,421

The accompanying notes are an integral part of the financial statements.	246

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Qlik Technologies, Inc. (I)	21,677	$586,146
Qualys, Inc. (I)	4,872	129,595
Rally Software Development Corp. (I) (L)	5,868	70,475
RealPage, Inc. (I) (L)	12,662	196,261
Red Hat, Inc. (I)	70,259	3,945,043
Rosetta Stone, Inc. (I)	5,553	44,702
Rovi Corp. (I)	47,499	937,868
Salesforce.com, Inc. (I)	214,775	12,356,006
SAP SE	222,801	16,079,471
Sapiens International Corp. NV (I) (L)	6,789	50,239
Seachange International, Inc. (I)	8,422	58,617
Silver Spring Networks, Inc. (I) (L)	8,760	84,534
SolarWinds, Inc. (I)	32,889	1,382,982
Solera Holdings, Inc.	34,400	1,938,784
SS&C Technologies Holdings, Inc. (I)	16,378	718,830
Symantec Corp.	257,565	6,055,353
Synchronoss Technologies, Inc. (I)	8,540	390,961
Synopsys, Inc. (I)	78,130	3,101,370
Take-Two Interactive Software, Inc. (I)	20,153	464,930
Tangoe, Inc. (I)	9,341	126,571
TeleCommunication Systems, Inc., Class A (I)	14,313	39,933
Telenav, Inc. (I)	7,449	49,908
The Sage Group PLC	265,679	1,569,289
The Ultimate Software Group, Inc. (I)	21,001	2,971,852
TIBCO Software, Inc. (I)	76,428	1,805,994
TiVo, Inc. (I)	27,818	355,931
Trend Micro, Inc.	24,264	822,144
Tyler Technologies, Inc. (I)	7,951	702,868
Varonis Systems, Inc. (I) (L)	1,314	27,725
VASCO Data Security International, Inc. (I)	7,181	134,859
Verint Systems, Inc. (I)	14,404	801,006
VirnetX Holding Corp. (I)	10,245	61,470
Vringo, Inc. (I) (L)	16,697	15,782
Xero, Ltd. (I)	15,080	253,448
Zendesk, Inc. (I)	2,796	60,366
		330,173,613
Technology hardware, storage and peripherals - 3.0%
3D Systems Corp. (I) (L)	51,809	2,402,383
Apple, Inc.	2,233,892	225,064,619
Brother Industries, Ltd.	57,136	1,055,880
Canon, Inc.	274,663	8,936,410
Cray, Inc. (I) (L)	9,889	259,487
Diebold, Inc.	32,396	1,144,227
Dot Hill Systems Corp. (I)	14,247	53,854
Eastman Kodak Company (I)	4,307	94,625
Electronics For Imaging, Inc. (I)	11,250	496,913
EMC Corp.	756,866	22,145,899
FUJIFILM Holdings Corp.	112,194	3,447,395
Hewlett-Packard Company	696,285	24,697,229
Immersion Corp. (I)	7,207	61,836
Intevac, Inc. (I)	6,306	42,061
Konica Minolta, Inc.	115,886	1,252,790
Lexmark International, Inc., Class A	31,220	1,326,850
NCR Corp. (I)	84,238	2,814,392
NEC Corp.	630,846	2,180,441
NetApp, Inc.	119,144	5,118,426
Nimble Storage, Inc. (I)	2,188	56,822
Nokia OYJ	903,661	7,673,058
QLogic Corp. (I)	20,963	192,021
Quantum Corp. (I) (L)	55,160	63,986
Ricoh Company, Ltd.	171,416	1,841,576
SanDisk Corp.	83,675	8,195,966
Seagate Technology PLC	121,957	6,984,477
Seiko Epson Corp.	31,455	1,515,594
Silicon Graphics International Corp. (I) (L)	8,842	81,612
Super Micro Computer, Inc. (I)	8,326	244,951
Violin Memory, Inc. (I)	19,707	95,973
Western Digital Corp.	82,109	7,990,848
		337,532,601
		1,632,847,650
Materials - 4.8%
Chemicals - 2.7%
A. Schulman, Inc.	7,084	256,157
Advanced Emissions Solutions, Inc. (I)	5,261	111,901
Air Liquide SA	83,120	10,134,059
Air Products & Chemicals, Inc.	71,569	9,316,852
Air Water, Inc.	36,407	542,310
Airgas, Inc.	25,194	2,787,716
Akzo Nobel NV	58,088	3,974,451
Albemarle Corp. (L)	39,230	2,310,647
American Vanguard Corp. (L)	7,174	80,349
Arkema SA	13,688	917,224
Asahi Kasei Corp.	305,757	2,486,518
Ashland, Inc.	35,949	3,742,291
Axiall Corp.	16,833	602,790
Balchem Corp.	7,408	419,071
BASF SE	222,812	20,324,315
Cabot Corp.	32,379	1,643,882
Calgon Carbon Corp. (I)	12,869	249,401
CF Industries Holdings, Inc.	18,553	5,180,369
Chase Corp.	1,787	55,611
Chemtura Corp. (I)	21,840	509,527
Croda International PLC	32,879	1,090,312
Cytec Industries, Inc.	36,004	1,702,629
Daicel Corp.	64,985	703,285
E.I. du Pont de Nemours & Company	341,518	24,507,332
Eastman Chemical Company	55,713	4,506,625
Ecolab, Inc.	100,656	11,558,328
EMS-Chemie Holding AG	1,998	826,766
Ferro Corp. (I)	17,318	250,938
Flotek Industries, Inc. (I)	13,055	340,344
FMC Corp.	49,111	2,808,658
Fuchs Petrolub AG	17,176	649,304
FutureFuel Corp.	5,226	62,137
Givaudan SA (I)	2,236	3,564,180
Hawkins, Inc.	3,039	109,282
HB Fuller Company	12,070	479,179
Hitachi Chemical Company, Ltd.	25,370	450,625
Incitec Pivot, Ltd.	404,713	958,690
Innophos Holdings, Inc.	5,365	295,558
Innospec, Inc.	5,867	210,625
International Flavors & Fragrances, Inc.	29,975	2,874,003
Intrepid Potash, Inc. (I) (L)	13,632	210,614
Israel Chemicals, Ltd.	108,281	777,834
Johnson Matthey PLC	49,630	2,340,391
JSR Corp.	42,890	748,510
K&S AG	41,723	1,176,985
Kaneka Corp.	69,100	387,116
Kansai Paint Company, Ltd.	56,854	850,034
Koninklijke DSM NV	41,742	2,573,749
Koppers Holdings, Inc.	5,030	166,795
Kraton Performance Polymers, Inc. (I)	8,049	143,353
Kronos Worldwide, Inc.	5,072	69,892
Kuraray Company, Ltd.	83,473	980,541
Landec Corp. (I)	7,450	91,263

The accompanying notes are an integral part of the financial statements.	247

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Lanxess AG	22,170	$1,221,596
Linde AG	44,810	8,577,057
LSB Industries, Inc. (I)	4,714	168,337
LyondellBasell Industries NV, Class A	158,673	17,241,408
Minerals Technologies, Inc.	25,625	1,581,319
Mitsubishi Chemical Holdings Corp.	328,433	1,616,773
Mitsubishi Gas & Chemicals Company, Inc.	93,740	597,661
Mitsui Chemicals, Inc.	198,590	552,726
Monsanto Company	195,731	22,021,695
NewMarket Corp.	5,395	2,055,603
Nippon Paint Company, Ltd.	42,000	947,430
Nitto Denko Corp.	37,887	2,074,547
Novozymes A/S, B Shares	58,012	2,510,504
Olin Corp.	58,305	1,472,201
OM Group, Inc.	7,799	202,384
OMNOVA Solutions, Inc. (I)	11,810	63,420
Orica, Ltd.	89,924	1,484,077
PolyOne Corp.	68,998	2,454,949
PPG Industries, Inc.	51,469	10,126,011
Praxair, Inc.	109,012	14,062,548
Quaker Chemical Corp.	3,207	229,910
Rayonier Advanced Materials, Inc. (L)	21,367	703,188
Rentech, Inc. (I)	58,054	99,272
RPM International, Inc.	66,939	3,064,467
Senomyx, Inc. (I) (L)	10,069	82,566
Sensient Technologies Corp.	36,058	1,887,636
Shin-Etsu Chemical Company, Ltd.	98,946	6,482,858
Sigma-Aldrich Corp.	44,164	6,006,746
Sika AG	521	1,801,448
Solvay SA	14,373	2,207,459
Stepan Company	4,754	210,983
Sumitomo Chemical Company, Ltd.	360,844	1,288,824
Syngenta AG	22,474	7,116,296
Taiyo Nippon Sanso Corp.	57,657	509,011
Taminco Corp. (I)	6,951	181,421
Teijin, Ltd.	227,243	549,074
The Dow Chemical Company	418,832	21,963,550
The Israel Corp., Ltd. (I)	650	365,330
The Mosaic Company	118,894	5,280,083
The Scotts Miracle-Gro Company, Class A	22,403	1,232,165
The Sherwin-Williams Company	31,055	6,800,734
Toray Industries, Inc.	355,672	2,351,339
Trecora Resources (I)	5,533	68,499
Tredegar Corp.	5,878	108,214
Tronox, Ltd., Class A	14,723	383,534
Umicore SA	26,184	1,141,567
Valspar Corp.	38,220	3,018,998
Yara International ASA	43,833	2,201,430
Zep, Inc.	5,811	81,470
		302,561,636
Construction materials - 0.2%
Boral, Ltd.	188,708	820,863
Cimpor-Cimentos de Portugal SA	9	21
CRH PLC	179,255	4,071,027
Eagle Materials, Inc.	25,170	2,563,061
Fletcher Building, Ltd.	166,708	1,142,660
Headwaters, Inc. (I)	17,909	224,579
HeidelbergCement AG	34,142	2,247,251
Holcim, Ltd. (I)	55,047	4,004,761
Imerys SA	7,795	574,624
James Hardie Industries, Ltd.	107,479	1,124,473
Lafarge SA	45,239	3,255,686
Martin Marietta Materials, Inc.	23,071	2,974,775
Taiheiyo Cement Corp.	284,701	1,073,782
U.S. Concrete, Inc. (I) (L)	3,452	90,235
Vulcan Materials Company	49,234	2,965,364
		27,133,162
Containers and packaging - 0.3%
AEP Industries, Inc. (I)	1,114	42,187
Amcor, Ltd.	292,423	2,896,494
AptarGroup, Inc.	32,677	1,983,494
Avery Dennison Corp.	34,447	1,538,059
Ball Corp.	51,310	3,246,384
Bemis Company, Inc.	37,397	1,421,834
Berry Plastics Group, Inc. (I)	21,406	540,287
Graphic Packaging Holding Company (I)	78,018	969,764
Greif, Inc., Class A	16,994	744,507
MeadWestvaco Corp.	63,229	2,588,595
Myers Industries, Inc.	6,635	117,041
Owens-Illinois, Inc. (I)	62,473	1,627,422
Packaging Corp. of America	49,330	3,148,241
Rexam PLC	170,516	1,355,497
Rock-Tenn Company, Class A	71,787	3,415,625
Sealed Air Corp.	79,162	2,761,171
Silgan Holdings, Inc.	21,933	1,030,851
Sonoco Products Company	51,006	2,004,026
Toyo Seikan Kaisha, Ltd.	39,229	486,324
		31,917,803
Metals and mining - 1.5%
AK Steel Holding Corp. (I) (L)	32,882	263,385
Alcoa, Inc.	437,235	7,035,111
Allegheny Technologies, Inc.	41,239	1,529,967
Allied Nevada Gold Corp. (I) (L)	24,869	82,316
Alumina, Ltd. (I)	612,733	907,559
AM Castle & Company (I) (L)	4,632	39,557
Ampco-Pittsburgh Corp.	2,418	48,360
Anglo American PLC	338,987	7,560,015
Antofagasta PLC	95,549	1,111,833
ArcelorMittal	242,187	3,313,643
BHP Billiton PLC	510,583	14,123,031
BHP Billiton, Ltd.	777,447	22,914,073
Boliden AB	66,236	1,069,469
Carpenter Technology Corp.	26,676	1,204,421
Century Aluminum Company (I)	12,428	322,755
Cliffs Natural Resources, Inc. (L)	76,810	797,288
Coeur Mining, Inc. (I)	25,043	124,213
Commercial Metals Company	87,235	1,489,101
Compass Minerals International, Inc.	16,829	1,418,348
Daido Steel Company, Ltd.	68,557	273,269
Fortescue Metals Group, Ltd.	377,457	1,146,723
Freeport-McMoRan Copper & Gold, Inc.	388,145	12,672,934
Fresnillo PLC	54,244	665,291
Glencore Xstrata PLC (I)	2,578,764	14,282,068
Globe Specialty Metals, Inc.	15,517	282,254
Gold Resource Corp. (L)	10,513	53,827
Haynes International, Inc.	3,078	141,557
Hecla Mining Company (L)	80,730	200,210
Hitachi Metals, Ltd.	53,164	958,259
Horsehead Holding Corp. (I)	12,336	203,914
Iluka Resources, Ltd.	101,515	698,242
JFE Holdings, Inc.	119,133	2,379,858
Kaiser Aluminum Corp.	4,324	329,575
Kobe Steel, Ltd.	741,928	1,204,869
Maruichi Steel Tube, Ltd.	11,461	281,443
Materion Corp.	5,006	153,534

The accompanying notes are an integral part of the financial statements.	248

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Mitsubishi Materials Corp.	270,691	$875,849
Molycorp, Inc. (I) (L)	43,373	51,614
Newcrest Mining, Ltd. (I)	185,552	1,705,221
Newmont Mining Corp.	185,199	4,268,837
Nippon Steel & Sumitomo Metal Corp.	1,831,257	4,754,187
Noranda Aluminum Holding Corp.	11,538	52,152
Norsk Hydro ASA	325,455	1,819,553
Nucor Corp.	118,550	6,434,894
Olympic Steel, Inc.	2,539	52,227
Randgold Resources, Ltd.	21,251	1,440,645
Reliance Steel & Aluminum Company	39,092	2,673,893
Rio Tinto PLC	307,575	15,071,127
Rio Tinto, Ltd.	105,046	5,470,384
Royal Gold, Inc.	32,658	2,120,811
RTI International Metals, Inc. (I)	7,393	182,311
Schnitzer Steel Industries, Inc., Class A	6,393	153,752
Steel Dynamics, Inc.	120,356	2,721,249
Stillwater Mining Company (I) (L)	28,812	433,044
Sumitomo Metal Mining Company, Ltd.	126,772	1,784,157
SunCoke Energy, Inc. (I)	16,779	376,689
ThyssenKrupp AG (I)	109,706	2,864,157
Timkensteel Corp.	19,115	888,656
U.S. Silica Holdings, Inc. (L)	12,961	810,192
United States Steel Corp. (L)	72,767	2,850,283
Universal Stainless & Alloy Products, Inc. (I)	1,902	50,137
Voestalpine AG	27,169	1,072,878
Walter Energy, Inc. (L)	15,488	36,242
Worthington Industries, Inc.	37,782	1,406,246
Yamato Kogyo Company, Ltd.	9,086	303,281
		164,006,940
Paper and forest products - 0.1%
Boise Cascade Company (I)	9,432	284,280
Clearwater Paper Corp. (I)	4,902	294,659
Deltic Timber Corp.	2,690	167,641
Domtar Corp.	32,592	1,144,957
International Paper Company	159,417	7,610,568
KapStone Paper and Packaging Corp. (I)	20,247	566,309
Louisiana-Pacific Corp. (I) (L)	104,650	1,422,194
Neenah Paper, Inc.	4,048	216,487
Oji Holdings Corp.	193,338	731,939
PH Glatfelter Company	10,397	228,214
Resolute Forest Products, Inc. (I)	15,792	246,987
Schweitzer-Mauduit International, Inc.	7,321	302,431
Stora Enso OYJ, Series R	133,177	1,104,916
UPM-Kymmene OYJ	128,138	1,821,517
Wausau Paper Corp.	10,558	83,725
		16,226,824
		541,846,365
Telecommunication services - 2.8%
Diversified telecommunication services - 2.3%
8x8, Inc. (I)	21,802	145,637
AT&T, Inc.	1,934,765	68,181,119
Atlantic Tele-Network, Inc.	2,297	123,808
Belgacom SA	36,830	1,282,280
Bezeq The
Israeli Telecommunication Corp., Ltd.	463,907	800,807
BT Group PLC	1,910,943	11,721,739
CenturyLink, Inc.	212,852	8,703,518
Cincinnati Bell, Inc. (I)	50,492	170,158
Cogent Communications Group, Inc.	11,343	381,238
Consolidated
Communications Holdings, Inc. (L)	9,467	237,148
Deutsche Telekom AG	752,418	11,389,015
Elisa OYJ, Class A	34,936	925,504
Enventis Corp.	3,609	65,612
FairPoint Communications, Inc. (I)	5,234	79,400
Frontier Communications Corp. (L)	368,746	2,400,536
General Communication, Inc., Class A (I)	8,768	95,659
Globalstar, Inc. (I) (L)	66,945	245,019
Hawaiian Telcom Holdco, Inc. (I) (L)	2,430	62,427
HKT Trust and HKT, Ltd.	641,421	773,047
IDT Corp., Class B	4,413	70,873
Iliad SA	6,307	1,330,464
inContact, Inc. (I)	14,778	128,495
Inmarsat PLC	103,220	1,170,808
Inteliquent, Inc.	7,931	98,741
Intelsat SA (I)	6,839	117,220
Iridium Communications, Inc. (I) (L)	19,645	173,858
Koninklijke KPN NV (I)	775,728	2,483,590
Lumos Networks Corp.	5,005	81,331
magicJack VocalTec, Ltd. (I) (L)	4,554	44,857
Nippon Telegraph & Telephone Corp.	90,357	5,603,425
Orange SA	446,937	6,669,466
ORBCOMM, Inc. (I)	10,744	61,778
PCCW, Ltd.	975,317	613,420
Premiere Global Services, Inc. (I)	11,929	142,790
Singapore Telecommunications, Ltd.	1,940,854	5,789,604
Spark New Zealand, Ltd. (L)	440,904	1,021,794
Swisscom AG	5,641	3,197,503
TDC A/S	196,774	1,490,706
Telecom Italia RSP	1,460,460	1,290,929
Telecom Italia SpA (I)	2,436,996	2,787,380
Telefonica Deutschland Holding AG (I)	67,811	353,655
Telefonica SA	990,234	15,293,368
Telekom Austria AG	26,934	242,545
Telenor ASA	183,640	4,030,435
TeliaSonera AB	577,007	3,979,126
Telstra Corp., Ltd.	1,055,297	4,896,345
TPG Telecom, Ltd.	65,752	393,845
tw telecom, Inc. (I)	69,227	2,880,535
Verizon Communications, Inc.	1,546,457	77,307,385
Vivendi SA (I)	293,378	7,084,429
Vonage Holdings Corp. (I)	41,082	134,749
Windstream Holdings, Inc. (L)	226,753	2,444,397
Ziggo NV (I)	36,300	1,699,973
		262,893,490
Wireless telecommunication services - 0.5%
Boingo Wireless, Inc. (I)	6,512	46,431
KDDI Corp.	140,631	8,459,831
Leap Wireless International, Inc. (I)	16,665	41,996
Millicom International Cellular SA	16,017	1,282,874
NTELOS Holdings Corp.	4,715	50,168
NTT DOCOMO, Inc.	368,276	6,167,967
RingCentral, Inc., Class A (I) (L)	6,887	87,534
Shenandoah Telecommunications Company	6,031	149,629
SoftBank Corp.	232,187	16,217,997
Spok Holdings, Inc.	5,872	76,395
StarHub, Ltd.	146,811	473,845
Tele2 AB, B Shares	77,223	929,493
Telephone & Data Systems, Inc.	49,622	1,188,943

The accompanying notes are an integral part of the financial statements.	249

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Vodafone Group PLC	6,395,576	$21,074,848
		56,247,951
		319,141,441
Utilities - 3.3%
Electric utilities - 1.6%
ALLETE, Inc.	10,167	451,313
American Electric Power Company, Inc.	182,634	9,535,321
AusNet Services	407,893	486,554
Cheung Kong Infrastructure Holdings, Ltd.	141,843	994,959
Chubu Electric Power Company, Inc.	156,129	1,792,426
Cleco Corp.	44,655	2,150,138
CLP Holdings, Ltd.	459,334	3,686,710
Contact Energy, Ltd.	88,848	414,786
Duke Energy Corp.	263,990	19,738,532
Edison International	121,712	6,806,135
EDP - Energias de Portugal SA	560,351	2,443,496
El Paso Electric Company	9,921	362,613
Electricite de France SA	58,591	1,922,179
Enel SpA	1,588,480	8,403,242
Entergy Corp.	66,754	5,162,087
Exelon Corp.	320,685	10,932,152
FirstEnergy Corp.	156,303	5,247,092
Fortum OYJ	107,580	2,623,009
Great Plains Energy, Inc.	77,257	1,867,302
Hawaiian Electric Industries, Inc. (L)	51,425	1,365,334
Hokuriku Electric Power Company	40,992	538,504
Iberdrola SA	1,234,168	8,821,704
IDACORP, Inc.	37,122	1,990,110
Kyushu Electric Power Company, Inc. (I)	103,418	1,114,725
MGE Energy, Inc.	8,458	315,145
NextEra Energy, Inc.	162,910	15,293,991
Northeast Utilities	117,721	5,215,040
NRG Yield, Inc., Class A (L)	5,810	273,361
OGE Energy Corp.	99,895	3,707,103
Otter Tail Corp.	8,910	237,630
Pepco Holdings, Inc.	94,566	2,530,586
Pinnacle West Capital Corp.	41,666	2,276,630
PNM Resources, Inc.	59,220	1,475,170
Portland General Electric Company	18,487	593,802
Power Assets Holdings, Ltd.	336,236	2,976,225
PPL Corp.	248,236	8,152,070
Red Electrica Corp. SA	26,206	2,268,328
Shikoku Electric Power Company, Inc. (I)	43,025	552,036
SSE PLC	236,730	5,927,801
Terna Rete Elettrica Nazionale SpA	365,271	1,833,503
The Chugoku Electric Power Company, Inc.	71,936	922,474
The Empire District Electric Company	10,317	249,156
The Kansai Electric Power Company, Ltd. (I)	170,624	1,612,238
The Southern Company	334,319	14,593,024
Tohoku Electric Power Company, Inc.	109,665	1,246,384
Tokyo Electric Power Company, Inc. (I)	350,440	1,226,995
UIL Holdings Corp.	13,619	482,113
Unitil Corp.	4,151	129,055
Westar Energy, Inc.	65,030	2,218,824
Xcel Energy, Inc.	189,299	5,754,690
		180,913,797
Gas utilities - 0.3%
AGL Resources, Inc.	44,957	2,308,092
APA Group, Ltd.	202,679	1,318,571
Atmos Energy Corp.	50,313	2,399,930
Chesapeake Utilities Corp.	3,623	150,913
Enagas SA	49,140	1,580,293
Gas Natural SDG SA	84,855	2,496,152
Hong Kong & China Gas Company, Ltd.	1,529,484	3,314,872
National Fuel Gas Company	42,175	2,951,828
New Jersey Resources Corp.	10,092	509,747
Northwest Natural Gas Company (L)	6,740	284,765
ONE Gas, Inc.	38,483	1,318,043
Osaka Gas Company, Ltd.	454,377	1,824,543
Piedmont Natural Gas Company, Inc. (L)	18,540	621,646
Questar Corp.	87,881	1,958,867
Snam SpA	491,632	2,714,696
South Jersey Industries, Inc.	7,961	424,799
Southwest Gas Corp.	11,051	536,858
The Laclede Group, Inc.	10,246	475,414
Toho Gas Company, Ltd.	97,924	551,388
Tokyo Gas Company, Ltd.	579,484	3,256,193
UGI Corp.	86,436	2,946,603
WGL Holdings, Inc.	38,419	1,618,208
		35,562,421
Independent power and renewable electricity producers - 0.1%
AES Corp.	248,627	3,525,531
Atlantic Power Corp. (L)	28,507	67,847
Dynegy, Inc. (I)	24,190	698,123
EDP Renovaveis SA	48	333
Electric Power Development Company, Ltd.	28,248	923,013
Enel Green Power SpA	424,146	1,082,603
NRG Energy, Inc.	124,848	3,805,367
Ormat Technologies, Inc. (L)	4,279	112,409
Pattern Energy Group, Inc. (L)	9,528	294,606
		10,509,832
Multi-utilities - 1.2%
A2A SpA	39	39
AGL Energy, Ltd.	162,242	1,921,911
Alliant Energy Corp.	55,622	3,082,015
Ameren Corp.	89,749	3,440,079
Avista Corp.	14,391	439,357
Black Hills Corp.	33,057	1,582,769
CenterPoint Energy, Inc.	159,197	3,895,551
Centrica PLC	1,218,092	6,070,904
CMS Energy Corp.	101,555	3,012,121
Consolidated Edison, Inc. (L)	109,282	6,191,918
Dominion Resources, Inc.	217,568	15,031,773
DTE Energy Company	65,893	5,013,139
E.ON SE	482,923	8,818,980
GDF Suez	349,334	8,761,452
Integrys Energy Group, Inc.	29,355	1,902,791
MDU Resources Group, Inc.	97,245	2,704,383
National Grid PLC	901,711	12,962,002
NiSource, Inc.	116,987	4,794,127
NorthWestern Corp.	9,432	427,836
PG&E Corp.	175,209	7,891,413
Public Service Enterprise Group, Inc.	189,014	7,038,881
RWE AG	118,576	4,615,040
SCANA Corp.	53,393	2,648,827
Sempra Energy	86,581	9,123,906
Suez Environnement Company	67,972	1,149,700
TECO Energy, Inc.	88,543	1,538,877
Vectren Corp.	41,366	1,650,503
Veolia Environnement SA	103,307	1,821,619
Wisconsin Energy Corp. (L)	83,526	3,591,618
		131,123,531

The accompanying notes are an integral part of the financial statements.	250

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities - 0.1%
American States Water Company	9,246	$281,263
Aqua America, Inc.	88,838	2,090,358
California Water Service Group	11,450	256,938
Connecticut Water Service, Inc.	3,519	114,368
Middlesex Water Company	4,325	84,770
Severn Trent PLC	57,885	1,758,682
SJW Corp.	3,847	103,369
United Utilities Group PLC	165,160	2,157,453
York Water Company	4,329	86,580
		6,933,781
		365,043,362
TOTAL COMMON STOCKS (Cost $8,671,262,971)		$10,790,072,382

PREFERRED SECURITIES - 0.1%
Consumer discretionary - 0.1%
Bayerische Motoren Werke AG	13,140	1,065,755
Porsche Automobil Holding SE	37,096	2,959,249
Volkswagen AG	39,215	8,098,212
		12,123,216
Consumer staples - 0.0%
Henkel AG & Company KGaA, 0.800%	42,828	4,263,626
TOTAL PREFERRED SECURITIES (Cost $14,822,277)		$16,386,842

RIGHTS - 0.0%
Banco Bilbao Vizcaya Argentaria SA
(Expiration Date: 10/17/2014) (I) (N)	1,426,480	142,336
Banco Popular Espanol SA (Expiration
Date: 10/27/2014) (I) (N)	434,387	6,035
Beni Stabili Spa (Expiration Date: 10/17/14;
Strike Price: EUR 0.424) (I)	44	1
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I) (N)	174,338	5,230
Cubist Pharmaceuticals, Inc. (Expiration Date:
12/31/2016; Strike Price: $10.75) (I)	13,420	1,476
Fiat SpA (Expiration Date: 10/06/2014; Strike
Price: EUR 7.73) (I)	212,029	0
Groupe Fnac (Expiration
Date: 05/15/2015) (I) (N)	13,898	58,805
TOTAL RIGHTS (Cost $238,864)		$213,883

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016; Strike Price: $8.50) (I)	4,622	2,912
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	32,255	53,919
TOTAL WARRANTS (Cost $0)		$56,831

SECURITIES LENDING COLLATERAL - 1.3%
John Hancock Collateral
Investment Trust, 0.1178% (W) (Y)	14,976,839	149,874,730
TOTAL SECURITIES LENDING
COLLATERAL (Cost $149,868,327)		$149,874,730

SHORT-TERM INVESTMENTS - 3.1%
Repurchase agreement - 3.1%
Repurchase Agreement with State Street Corp.
dated 09/30/2014 at 0.000% to be
repurchased at $344,258,000 on 10/01/2014,
collateralized by $177,365,000
U.S. Treasury Bonds, 3.750% due
11/15/2043(valued at $198,648,800,
including interest) and collateralized by
$153,660,000 U.S. Treasury Notes, 2.125%
due 09/30/2021(valued at $152,507,550,
including interest) (I)	$ 344,258,000	$344,258,000
TOTAL SHORT-TERM INVESTMENTS (Cost $344,258,000)		$344,258,000
Total Investments (Strategic Equity Allocation Trust)
(Cost $9,180,450,439) - 100.8%		$11,300,862,668
Other assets and liabilities, net - (0.8%)		(93,355,967)
TOTAL NET ASSETS - 100.0%		$11,207,506,701

Strategic Income Opportunities Trust

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 21.1%
Australia - 2.3%
New South Wales Treasury Corp.
6.000%, 05/01/2020	AUD	3,695,000	$3,668,113
Queensland Treasury Corp.
4.000%, 06/21/2019 (S)		1,800,000	1,625,817
6.000%, 10/21/2015 to 04/21/2016		7,074,000	6,460,570
			11,754,500
Bermuda - 0.3%
Government of Bermuda
4.854%, 02/06/2024 (S)		$1,730,000	1,786,225
Brazil - 0.7%
Federative Republic of Brazil
10.000%, 01/01/2021 to 01/01/2023	BRL	5,445,000	2,049,888
10.250%, 01/10/2028		1,499,000	606,275
12.500%, 01/05/2016		2,410,000	996,885
			3,653,048
Canada - 1.2%
Export Development Canada
3.250%, 08/08/2017	AUD	740,000	651,204
Province of Ontario
6.250%, 06/16/2015	NZD	5,777,000	4,578,134
6.250%, 09/29/2020	AUD	725,000	713,054
			5,942,392
Malaysia - 2.1%
Government of Malaysia
3.741%, 02/27/2015	MYR	13,400,000	4,090,829
3.835%, 08/12/2015		12,850,000	3,933,095
4.262%, 09/15/2016		7,900,000	2,449,349
			10,473,273
Mexico - 1.2%
Government of Mexico
5.000%, 06/15/2017	MXN	29,054,100	2,196,345
6.000%, 06/18/2015		23,000,000	1,746,808

The accompanying notes are an integral part of the financial statements.	251

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
8.000%, 12/07/2023	MXN	23,850,000	$2,011,265
			5,954,418
New Zealand - 2.8%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	2,000,000	1,625,422
6.000%, 04/15/2015 to 05/15/2021		15,110,000	12,650,069
			14,275,491
Norway - 1.3%
Government of Norway
4.500%, 05/22/2019	NOK	16,492,000	2,882,144
5.000%, 05/15/2015		24,128,000	3,839,975
			6,722,119
Peru - 0.2%
Republic of Peru
7.350%, 07/21/2025		$955,000	1,243,888
Philippines - 2.0%
Republic of Philippines
4.950%, 01/15/2021	PHP	33,000,000	767,506
5.875%, 12/16/2020 to 03/01/2032		157,303,440	3,850,494
6.250%, 01/14/2036		43,000,000	1,026,433
6.500%, 04/28/2021		106,400,000	2,714,352
7.375%, 03/03/2021		59,600,000	1,589,146
			9,947,931
Singapore - 1.4%
Republic of Singapore
1.375%, 10/01/2014	SGD	1,000,000	783,883
2.375%, 04/01/2017		2,800,000	2,287,163
2.875%, 07/01/2015		3,000,000	2,395,156
3.250%, 09/01/2020		2,260,000	1,903,917
			7,370,119
South Korea - 2.2%
Korea Treasury Bond Coupon Strips
3.286%, 09/10/2018	KRW	83,030,000	71,473
3.287%, 03/10/2018		83,030,000	72,501
3.296%, 03/10/2017		83,030,000	74,430
3.297%, 09/10/2017		83,030,000	73,488
3.309%, 09/10/2016		83,030,000	75,352
3.315%, 03/10/2016		83,030,000	76,228
3.326%, 09/10/2015		83,030,000	77,085
3.327%, 03/10/2015		83,030,000	77,941
Korea Treasury Bond Principal Strips
3.286%, 09/10/2018		2,888,000,000	2,486,012
Republic of Korea
3.250%, 06/10/2015		3,500,000,000	3,340,139
3.500%, 03/10/2017		2,000,000,000	1,948,695
4.000%, 03/10/2016		2,750,000,000	2,670,532
5.750%, 09/10/2018		2,000,000	2,127
			11,046,003
Sweden - 1.4%
Kingdom of Sweden
3.000%, 07/12/2016	SEK	9,955,000	1,448,386
3.750%, 08/12/2017		13,015,000	1,979,485
5.000%, 12/01/2020		21,300,000	3,670,590
			7,098,461
Thailand - 2.0%
Bank of Thailand
3.200%, 10/22/2014	THB	139,000,000	4,289,246
Kingdom of Thailand, Bond
3.250%, 06/16/2017		187,500,000	5,893,728
			10,182,974
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $112,160,391)			$107,450,842

CORPORATE BONDS - 40.7%
Consumer discretionary - 7.4%
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		$1,195,000	1,257,710
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,896,000	724,241
Cablevision Systems Corp.
8.000%, 04/15/2020		$1,150,000	1,265,000
CBS Corp.
3.700%, 08/15/2024		1,565,000	1,545,940
CCO Holdings LLC
5.750%, 01/15/2024		1,690,000	1,683,663
7.000%, 01/15/2019		1,605,000	1,667,194
Chrysler Group LLC
8.250%, 06/15/2021		370,000	403,300
Cinemark USA, Inc.
4.875%, 06/01/2023		1,435,000	1,366,838
5.125%, 12/15/2022		750,000	736,875
7.375%, 06/15/2021		560,000	599,200
DISH DBS Corp.
5.000%, 03/15/2023		1,130,000	1,084,094
7.875%, 09/01/2019		2,300,000	2,599,000
Ferrellgas LP
6.750%, 01/15/2022		1,204,000	1,173,900
General Motors Financial Company, Inc.
3.250%, 05/15/2018		630,000	636,300
4.375%, 09/25/2021		1,260,000	1,288,350
L Brands, Inc.
5.625%, 10/15/2023		1,655,000	1,725,338
Lamar Media Corp.
5.000%, 05/01/2023		625,000	601,563
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036		484,000	532,851
MGM Resorts International
8.625%, 02/01/2019		420,000	473,592
New Look Bondco I PLC
8.750%, 05/14/2018 (S)	GBP	570,000	963,328
Numericable Group SA
6.250%, 05/15/2024 (S)		$1,230,000	1,226,925
PVH Corp.
4.500%, 12/15/2022		1,265,000	1,236,538
QVC, Inc.
4.450%, 02/15/2025 (S)		1,575,000	1,541,130
5.950%, 03/15/2043		1,205,000	1,276,342
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (S)		1,130,000	1,050,900
5.250%, 08/15/2022 (S)		1,420,000	1,480,350
5.875%, 10/01/2020 (S)		1,335,000	1,351,688
Standard Pacific Corp.
8.375%, 05/15/2018 to 01/15/2021		545,000	620,975
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		1,980,000	2,121,075
8.750%, 08/15/2020		320,000	376,000

The accompanying notes are an integral part of the financial statements.	252

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
The Men’s Wearhouse, Inc.
7.000%, 07/01/2022 (S)		$1,610,000	$1,626,100
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		1,167,000	1,248,690
			37,484,990
Consumer staples - 2.8%
Alliance One International, Inc.
9.875%, 07/15/2021		2,430,000	2,369,250
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	BRL	2,111,000	853,800
Aramark Services, Inc.
5.750%, 03/15/2020		$310,000	317,750
B&G Foods, Inc.
4.625%, 06/01/2021		1,935,000	1,843,088
Cott Beverages, Inc.
5.375%, 07/01/2022 (S)		1,600,000	1,548,000
Harbinger Group, Inc.
7.875%, 07/15/2019		2,125,000	2,263,125
HJ Heinz Company
4.250%, 10/15/2020		1,740,000	1,729,125
JBS Investments GmbH
7.750%, 10/28/2020 (S)		425,000	451,563
Post Holdings, Inc.
6.000%, 12/15/2022 (S)		675,000	619,313
6.750%, 12/01/2021 (S)		1,665,000	1,577,588
Smithfield Foods, Inc.
5.875%, 08/01/2021 (S)		515,000	521,438
TreeHouse Foods, Inc.
4.875%, 03/15/2022		420,000	413,700
			14,507,740
Energy - 4.4%
Arch Coal, Inc.
7.250%, 06/15/2021		976,000	470,920
Baytex Energy Corp.
5.625%, 06/01/2024 (S)		1,250,000	1,200,000
Bill Barrett Corp.
7.000%, 10/15/2022		1,020,000	1,012,350
California Resources Corp.
6.000%, 11/15/2024 (S)		1,035,000	1,063,463
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)		1,255,000	1,239,313
Ecopetrol SA
4.250%, 09/18/2018		185,000	196,100
5.875%, 09/18/2023		545,000	601,544
EP Energy LLC
7.750%, 09/01/2022		690,000	729,675
9.375%, 05/01/2020		3,777,000	4,116,930
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)		1,575,000	1,726,988
MarkWest Energy Partners LP
6.500%, 08/15/2021		322,000	339,710
MEG Energy Corp.
6.375%, 01/30/2023 (S)		1,160,000	1,174,500
Petrobras Global Finance BV
4.375%, 05/20/2023		2,050,000	1,920,912
Petroleos Mexicanos
7.650%, 11/24/2021 (S)	MXN	15,351,000	1,212,327
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 04/15/2023		$1,790,000	1,813,500
Sanchez Energy Corp.
6.125%, 01/15/2023 (S)		1,190,000	1,179,766
SandRidge Energy, Inc.
7.500%, 02/15/2023		845,000	820,706
The Williams Companies, Inc.
4.550%, 06/24/2024		1,410,000	1,395,266
			22,213,970
Financials - 13.7%
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		2,995,000	4,035,763
American Tower Corp.
7.000%, 10/15/2017		529,000	602,255
Asian Development Bank
3.250%, 07/20/2017	NZD	1,480,000	1,122,178
Bancolombia SA
5.950%, 06/03/2021		$850,000	932,875
Bank of America Corp.
0.994%, 09/15/2026 (P)		2,515,000	2,260,975
Bank of America Corp. (8.000% to
01/30/2018, then 3 month
LIBOR + 3.630%)
01/30/2018 (Q)		850,000	916,411
BNC Bancorp
5.500%, 10/01/2024 (P)		500,000	496,187
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,675,318
CBRE Services, Inc.
5.000%, 03/15/2023		$990,000	980,001
Citigroup, Inc.
6.250%, 06/29/2017	NZD	1,245,000	1,003,940
Citigroup, Inc. (5.900% to 02/15/2023,
then 3 month LIBOR + 4.230%)
02/15/2023 (Q)		$745,000	724,513
Citigroup, Inc. (5.950% to 01/30/2023,
then 3 month LIBOR + 4.069%)
01/30/2023 (Q)		1,605,000	1,604,499
Corrections Corp. of America
4.125%, 04/01/2020		963,000	943,740
Credit Acceptance Corp.
6.125%, 02/15/2021 (S)		860,000	875,050
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		1,104,000	1,217,101
Eagle Bancorp, Inc.
5.750%, 09/01/2024		500,000	508,750
European Investment Bank
4.250%, 02/04/2015	NOK	6,400,000	1,004,822
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)		$1,820,000	1,715,350
General Electric Capital Australia
Funding Pty, Ltd.
7.000%, 10/08/2015	AUD	2,800,000	2,546,172
General Electric Capital Corp.
4.250%, 01/17/2018	NZD	715,000	551,060
4.875%, 04/05/2016	SEK	10,000,000	1,469,795
6.250%, 09/29/2020	GBP	265,000	510,194
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)		$1,600,000	1,852,000

The accompanying notes are an integral part of the financial statements.	253

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp., Series A
7.625%, 12/10/2014	NZD	1,490,000	$1,171,005
Hongkong Land Treasury Services
(Singapore) Pte, Ltd.
3.860%, 12/29/2017	SGD	250,000	203,304
Host Hotels & Resorts LP
5.250%, 03/15/2022		$620,000	681,746
Independent Bank Group, Inc.
5.875%, 08/01/2024		690,000	695,175
Inter-American Development Bank
3.750%, 10/09/2018	AUD	1,055,000	938,045
6.500%, 08/20/2019		2,705,000	2,688,661
International Bank for Reconstruction
& Development
1.375%, 06/23/2019	SEK	8,600,000	1,217,062
2.125%, 05/29/2017	NOK	1,560,000	245,458
3.375%, 08/13/2017	NZD	620,000	471,288
3.750%, 01/23/2019	AUD	1,000,000	888,139
4.500%, 08/16/2016	NZD	1,455,000	1,143,300
4.625%, 02/26/2019		1,425,000	1,116,693
International Finance Corp.
3.875%, 02/26/2018		620,000	475,554
10.000%, 06/12/2017	BRL	1,745,000	706,697
Iron Mountain, Inc.
5.750%, 08/15/2024		$1,275,000	1,251,094
JPMorgan Chase & Company
4.250%, 11/02/2018	NZD	1,485,000	1,134,778
KFW
4.000%, 12/15/2014	NOK	10,010,000	1,565,675
5.750%, 05/13/2015	AUD	1,600,000	1,426,645
6.000%, 08/20/2020		2,925,000	2,870,408
MetLife, Inc.
6.400%, 12/15/2036		$755,000	841,825
National Australia Bank, Ltd.
6.000%, 02/15/2017	AUD	1,805,000	1,676,345
Nationstar Mortgage LLC
9.625%, 05/01/2019		$1,039,000	1,135,108
Oversea-Chinese Banking Corp., Ltd.
(4.000% to 10/15/2019, then 5 year
U.S. Swap Rate + 2.203%)
10/15/2024 (S)		1,175,000	1,187,112
Prudential Financial, Inc. (5.875% to
09/01/2022, then 3 month
LIBOR + 4.175%)
09/15/2042		645,000	683,700
Realogy Group LLC
7.875%, 02/15/2019 (S)		2,205,000	2,304,225
Regions Financial Corp.
7.375%, 12/10/2037		385,000	487,887
Stifel Financial Corp.
4.250%, 07/18/2024		2,505,000	2,520,007
Synovus Financial Corp.
5.125%, 06/15/2017		1,570,000	1,605,325
7.875%, 02/15/2019		725,000	812,000
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	1,027,922
Trust F/1401
5.250%, 12/15/2024 (S)		$995,000	1,034,800
Westpac Banking Corp.
5.000%, 10/21/2019	GBP	375,000	679,683
7.250%, 02/11/2020	AUD	700,000	705,744
Yanlord Land Group, Ltd.
10.625%, 03/29/2018 (S)		$450,000	486,000
Zions Bancorporation (5.800% to
06/15/2023, then 3 month
LIBOR + 3.800%)
06/15/2023 (Q)		1,050,000	1,002,750
			69,630,109
Health care - 4.2%
Community Health Systems, Inc.
6.875%, 02/01/2022 (S)		1,540,000	1,605,450
7.125%, 07/15/2020		315,000	333,506
Endo Finance LLC
5.750%, 01/15/2022 (S)		830,000	819,625
7.250%, 01/15/2022 (S)		805,000	847,263
Forest Laboratories, Inc.
4.875%, 02/15/2021 (S)		1,875,000	2,000,608
5.000%, 12/15/2021 (S)		1,775,000	1,897,686
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022 (S)		1,600,000	1,580,000
HCA Holdings, Inc.
6.250%, 02/15/2021		1,897,000	1,987,108
HCA, Inc.
5.000%, 03/15/2024		1,995,000	1,962,581
7.500%, 02/15/2022		1,165,000	1,310,625
8.000%, 10/01/2018		280,000	318,500
Lifepoint Hospitals, Inc.
5.500%, 12/01/2021		3,760,000	3,807,000
Tenet Healthcare Corp.
4.375%, 10/01/2021		1,450,000	1,388,375
Valeant Pharmaceuticals International, Inc.
7.500%, 07/15/2021 (S)		865,000	925,550
WellCare Health Plans, Inc.
5.750%, 11/15/2020		553,000	562,678
			21,346,555
Industrials - 1.6%
Air Canada
6.750%, 10/01/2019 (S)		345,000	364,838
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		1,122,838	1,308,107
Navios Maritime Holdings, Inc.
7.375%, 01/15/2022 (S)		2,335,000	2,218,250
8.125%, 02/15/2019		201,000	189,443
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)		590,000	631,890
7.500%, 09/14/2015 (Q)(S)		1,195,000	1,206,950
TAM Capital 3, Inc.
8.375%, 06/03/2021 (S)		775,000	828,281
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024		278,130	311,505
US Airways 2012-1 Class B Pass
Through Trust
8.000%, 10/01/2019		833,963	934,039
			7,993,303
Information technology - 0.5%
First Data Corp.
8.875%, 08/15/2020 (S)		110,000	117,975
IBM Corp.
2.750%, 12/21/2020	GBP	700,000	1,148,082
Micron Technology, Inc.
5.875%, 02/15/2022 (S)		$1,360,000	1,414,400
			2,680,457

The accompanying notes are an integral part of the financial statements.	254

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials - 2.5%
ArcelorMittal
7.250%, 03/01/2041		$1,145,000	$1,156,450
Ball Corp.
4.000%, 11/15/2023		1,720,000	1,599,600
6.750%, 09/15/2020		1,175,000	1,230,813
Cemex Finance LLC
9.375%, 10/12/2022 (S)		1,055,000	1,189,513
Crown Americas LLC
4.500%, 01/15/2023		1,310,000	1,237,950
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)		1,715,000	1,745,013
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016		435,000	465,450
Sealed Air Corp.
6.500%, 12/01/2020 (S)		1,570,000	1,674,013
Vale Overseas, Ltd.
4.625%, 09/15/2020		310,000	325,940
Votorantim Cimentos SA
7.250%, 04/05/2041 (S)		1,115,000	1,148,450
WR Grace & Co-Conn
5.125%, 10/01/2021 (S)		1,040,000	1,058,200
			12,831,392
Telecommunication services - 1.6%
Frontier Communications Corp.
7.125%, 01/15/2023		1,330,000	1,356,600
9.250%, 07/01/2021		150,000	171,375
GTP Acquisition Partners I LLC
7.628%, 06/15/2016 (S)		625,000	659,411
SBA Telecommunications, Inc.
5.750%, 07/15/2020		505,000	513,838
SBA Tower Trust
5.101%, 04/17/2017 (S)		616,000	651,737
SoftBank Corp.
4.500%, 04/15/2020 (S)		850,000	847,875
T-Mobile USA, Inc.
6.125%, 01/15/2022		1,930,000	1,939,650
6.250%, 04/01/2021		718,000	725,180
6.625%, 04/01/2023		445,000	455,013
6.836%, 04/28/2023		435,000	446,963
Verizon Communications, Inc.
1.984%, 09/14/2018 (P)		520,000	547,778
			8,315,420
Utilities - 2.0%
Abengoa Transmision Sur SA
6.875%, 04/30/2043 (S)		650,000	721,500
Calpine Corp.
5.750%, 01/15/2025		1,885,000	1,828,450
5.875%, 01/15/2024 (S)		176,000	182,160
6.000%, 01/15/2022 (S)		1,451,000	1,527,178
NiSource Finance Corp.
4.800%, 02/15/2044		470,000	478,170
5.650%, 02/01/2045		855,000	971,904
NRG Energy, Inc.
6.250%, 05/01/2024 (S)		900,000	902,250
6.625%, 03/15/2023		1,065,000	1,099,613
NRG Yield Operating LLC
5.375%, 08/15/2024 (S)		670,000	673,350
RJS Power Holdings LLC
5.125%, 07/15/2019 (S)		1,775,000	1,757,250
Southern Gas Networks PLC
4.875%, 12/21/2020	GBP	80,000	143,147
			10,284,972
TOTAL CORPORATE BONDS (Cost $205,983,325)			$207,288,908

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
JPMorgan Chase Capital XXIII
1.234%, 05/15/2047 (P)		$1,040,000	842,400
M&T Capital Trust III
9.250%, 02/01/2027		95,000	96,149
USB Capital IX
3.500%, 11/17/2014 (P)(Q)		1,456,000	1,237,600
			2,176,149
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,011,205)			$2,176,149

CONVERTIBLE BONDS - 1.3%
Consumer discretionary - 0.1%
Liberty Interactive LLC
0.750%, 03/30/2043		470,000	622,456
Consumer staples - 0.1%
Vector Group, Ltd.
2.500%, 01/15/2019 (P)		510,000	738,443
Financials - 0.3%
MGIC Investment Corp.
2.000%, 04/01/2020		1,065,000	1,411,125
Health care - 0.4%
WellPoint, Inc.
2.750%, 10/15/2042		1,099,000	1,809,916
Industrials - 0.2%
Air Lease Corp.
3.875%, 12/01/2018		815,000	1,105,853
Information technology - 0.2%
Intel Corp.
3.250%, 08/01/2039		525,000	880,359
TOTAL CONVERTIBLE BONDS (Cost $5,599,501)			$6,568,152

TERM LOANS (M) - 13.2%
Consumer discretionary - 3.1%
Burger King Corp. TBD 09/24/2021 (T)		1,585,000	1,571,352
Chrysler Group LLC
3.250%, 12/31/2018		1,897,482	1,866,056
Four Seasons Holdings, Inc.
3.500%, 06/27/2020		1,806,750	1,772,873
Hilton Worldwide Finance LLC
3.500%, 10/26/2020		1,633,947	1,607,103
Hudson’s Bay Company
4.750%, 11/04/2020		1,845,375	1,844,605
iHeartCommunications, Inc.
6.904%, 01/30/2019		438,076	417,062
7.654%, 07/30/2019		167,620	163,430
Lands’ End, Inc.
4.250%, 04/02/2021		1,592,000	1,572,100
RentPath, Inc.
6.250%, 05/29/2020		1,476,313	1,483,694
The Men’s Wearhouse, Inc.
4.500%, 06/18/2021		1,796,000	1,785,898

The accompanying notes are an integral part of the financial statements.	255

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Consumer discretionary (continued)
Univision Communications, Inc.
4.000%, 03/01/2020	$536,856	$526,007
Virgin Media Investment Holdings, Ltd.
3.500%, 06/07/2020	975,000	948,188
		15,558,368
Consumer staples - 1.7%
Aramark Services, Inc.
3.250%, 02/24/2021	2,572,075	2,521,920
Big Heart Pet Brands
3.500%, 03/08/2020	784,159	754,998
HJ Heinz Company
3.500%, 06/05/2020	2,839,768	2,802,141
Rite Aid Corp.
3.500%, 02/21/2020	952,607	938,516
5.750%, 08/21/2020	140,000	141,663
SUPERVALU, Inc.
4.500%, 03/21/2019	1,412,627	1,386,730
		8,545,968
Financials - 1.8%
Carestream Health, Inc.
5.000%, 06/07/2019	1,527,769	1,524,268
9.500%, 12/07/2019	1,312,347	1,317,268
Crown Castle Operating Company
3.000%, 01/31/2021	3,466,899	3,416,196
HUB International, Ltd.
4.250%, 10/02/2020	2,073,829	2,029,113
La Quinta Intermediate Holdings LLC
4.000%, 04/14/2021	988,546	974,212
		9,261,057
Health care - 3.4%
Biomet, Inc.
3.655%, 07/25/2017	2,440,448	2,423,290
Catalent Pharma Solutions, Inc.
4.500%, 05/20/2021	2,513,765	2,501,197
Community Health Systems, Inc.
4.250%, 01/27/2021	2,159,560	2,151,732
Endo Luxembourg Finance I Company
Sarl
3.250%, 02/28/2021	711,425	703,200
Grifols Worldwide Operations USA, Inc.
3.154%, 02/27/2021	1,872,982	1,837,342
Kindred Healthcare, Inc.
4.000%, 04/09/2021	733,163	719,416
Mallinckrodt International Finance SA
3.500%, 03/19/2021	3,223,197	3,170,318
National Mentor Holdings, Inc.
4.750%, 01/31/2021	408,691	406,307
Ortho-Clinical Diagnostics, Inc.
4.750%, 06/30/2021	1,007,475	994,882
Salix Pharmaceuticals, Ltd.
4.250%, 01/02/2020	1,587,577	1,582,757
Valeant Pharmaceuticals International, Inc.
3.750%, 08/05/2020	772,311	762,381
		17,252,822
Industrials - 0.8%
American Builders & Contractors Supply
Company, Inc.
3.500%, 04/16/2020	1,480,050	1,452,299
Capital Safety North America
Holdings, Inc.
3.750%, 03/29/2021	937,857	910,894
Delta Air Lines, Inc.
3.250%, 04/20/2017	876,000	863,955
US Airways, Inc.
3.500%, 05/23/2019	801,900	782,053
		4,009,201
Information technology - 0.7%
Dell International LLC
4.500%, 04/29/2020	1,784,555	1,769,609
First Data Corp.
3.655%, 03/23/2018	593,821	581,697
3.655%, 09/24/2018	165,000	161,494
4.155%, 03/24/2021	250,936	247,094
IMS Health, Inc.
3.500%, 03/17/2021	855,700	836,804
		3,596,698
Materials - 0.5%
Berry Plastics Group, Inc.
3.500%, 02/08/2020	1,349,263	1,313,508
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019	818,384	800,652
Signode Industrial Group US, Inc.
4.000%, 05/01/2021	577,370	569,792
		2,683,952
Telecommunication services - 0.1%
SBA Senior Finance II LLC
3.250%, 03/24/2021	643,388	629,447
Utilities - 1.1%
Dynegy, Inc.
4.000%, 04/23/2020	1,778,283	1,762,723
Exgen Texas Power LLC
5.750%, 09/16/2021	1,565,000	1,556,197
La Frontera Generation LLC
4.500%, 09/30/2020	1,996,962	1,970,752
Texas Competitive Electric Holdings
Company LLC
3.750%, 05/05/2016	565,781	565,781
		5,855,453
TOTAL TERM LOANS (Cost $68,186,178)		$67,392,966

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.6%
Commercial and residential - 5.0%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
2.650%, 04/25/2035 (P)	530,426	529,292
American Home Mortgage Assets Trust,
Series 2006-6, Class XP IO
2.252%, 12/25/2046	8,010,847	626,378
Americold 2010 LLC Trust,
Series 2010-ARTA, Class D
7.443%, 01/14/2029 (S)	645,000	732,919
Banc of America Commercial
Mortgage Trust, Inc., Series 2006-4,
Class AM 5.675%, 07/10/2046	825,000	888,725
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-10, Class 12A3,
2.724%, 01/25/2035 (P)	508,803	509,144
Series 2005-2, Class A1,
2.580%, 03/25/2035 (P)	254,315	256,869

The accompanying notes are an integral part of the financial statements.	256

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1,
0.855%, 01/25/2035 (P)	$458,015	$444,472
Series 2004-13, Class A1,
0.895%, 11/25/2034 (P)	669,423	668,666
Series 2004-8, Class 1A,
0.855%, 09/25/2034 (P)	93,879	91,526
Series 2005-7, Class 11A1,
0.695%, 08/25/2035 (P)	312,984	293,009
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 2A1
2.468%, 02/25/2037 (P)	224,581	225,380
Commercial Mortgage Pass
Through Certificates
Series 2006-GG7, Class AM,
6.014%, 07/10/2038 (P)	90,000	96,136
Series 2014-TWC, Class D,
2.406%, 02/13/2032 (P)(S)	965,000	961,699
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
1.950%, 09/19/2044	3,436,683	181,691
Series 2005-AR2, Class X2 IO,
2.697%, 03/19/2045	6,257,601	499,581
GSR Mortgage Loan Trust, Series 2004-5,
Class 2A1 2.594%, 05/25/2034 (P)	927,824	933,372
HarborView Mortgage Loan Trust
Series 2004-7, Class 4A,
2.650%, 11/19/2034 (P)	662,692	665,535
Series 2005-2, Class IX IO,
2.164%, 05/19/2035	2,441,652	154,582
Series 2005-9, Class 2A1A,
0.494%, 06/20/2035 (P)	474,045	457,921
Series 2005-9, Class 2A1C,
0.604%, 06/20/2035 (P)	321,962	298,992
Series 2005-8, Class 1X IO,
2.078%, 09/19/2035	5,173,752	312,872
Series 2007-3, Class ES IO,
0.349%, 05/19/2047 (S)	11,506,172	122,253
Series 2007-4, Class ES IO,
0.349%, 07/19/2047	12,331,486	123,315
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	9,619,043	102,202
Hilton USA Trust, Series 2013-HLF,
Class EFL 3.906%, 11/05/2030 (P)(S)	690,000	691,737
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO,
2.054%, 10/25/2036	19,638,624	1,532,341
Series 2005-AR18, Class 2X IO,
1.697%, 10/25/2036	18,938,501	604,890
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP7, Class AM,
6.057%, 04/15/2045 (P)	190,000	203,917
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	618,813	666,522
Series 2014-INN, Class F,
4.154%, 06/15/2029 (P)(S)	390,000	389,222
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AM
5.413%, 09/15/2039	615,000	661,530
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
2.148%, 12/25/2034 (P)	256,803	251,771
Series 2005-A2, Class A2,
2.469%, 02/25/2035 (P)	408,129	411,434
Series 2006-3, Class 2A1,
2.274%, 10/25/2036 (P)	269,243	266,493
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AM
5.488%, 01/12/2044 (P)	885,000	926,747
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3,
Class A4 5.414%, 07/12/2046 (P)	587,665	624,064
Morgan Stanley Capital I, Inc.
4.295%, 09/09/2024 (S)	695,000	641,058
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
2.429%, 10/25/2034 (P)	447,896	443,981
Series 2004-9, Class 1A,
5.620%, 11/25/2034 (P)	295,305	292,727
Opteum Mortgage Acceptance Corp.,
Series 2005-4, Class 1APT
0.465%, 11/25/2035 (P)	435,171	412,603
Structured Asset Securities Corp.,
Series 2003-7A, Class 3A6
2.496%, 12/25/2033 (P)	416,980	413,696
WaMu Mortgage Pass
Through Certificates
Series 2004-AR14, Class A1,
2.396%, 01/25/2035 (P)	604,748	609,693
Series 2005-AR19, Class A1A2,
0.445%, 12/25/2045 (P)	649,298	612,286
Series 2005-AR2, Class 2A1B,
0.525%, 01/25/2045 (P)	758,196	704,049
Series 2005-AR2, Class 2A2B,
0.535%, 01/25/2045 (P)	523,757	486,753
Series 2005-AR8, Class 2AB2,
0.575%, 07/25/2045 (P)	589,196	547,795
Series 2005-AR8, Class 2AB3,
0.515%, 07/25/2045 (P)	576,685	533,228
WaMu Mortgage Pass-Through
Certificates, Series 2005-AR6,
Class 2A1A 0.385%, 04/25/2045 (P)	1,110,253	1,058,830
Wells Fargo Commercial Mortgage Trust,
Series 2013-BTC, Class E
3.668%, 04/16/2035 (P)(S)	955,000	856,288
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-Z,
Class 2A1 2.615%, 12/25/2034 (P)	579,456	589,798
U.S. government agency - 0.6%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2,
1.805%, 04/25/2024 (P)	450,000	437,052
Series 291, Class IO,
3.500%, 11/15/2032	1,798,738	328,091
Series 292, Class IO,
3.500%, 11/15/2027	1,235,947	180,710
Series 304, Class C42 IO,
4.000%, 12/15/2027	1,779,129	221,244
Series 4077, Class IK IO,
5.000%, 07/15/2042	1,494,231	333,577

The accompanying notes are an integral part of the financial statements.	257

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. government agency (continued)
Federal National Mortgage Association
Series 2012-118, Class AI IO,
3.500%, 11/25/2037	$1,710,904	$266,792
Series 2013-39, Class KI IO,
4.000%, 05/25/2028	2,467,049	319,798
Series 402, Class 3 IO,
4.000%, 11/25/2039	328,707	67,082
Series 402, Class 4 IO,
4.000%, 10/25/2039	322,004	63,033
Series 402, Class 7 IO,
4.500%, 11/25/2039	377,667	78,424
Series 406, Class 3 IO,
4.000%, 01/25/2041	335,620	55,515
Series 407, Class 4 IO,
4.500%, 03/25/2041	617,280	106,316
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,501,239	341,766
Series 407, Class 8 IO,
5.000%, 03/25/2041	748,628	165,597
		2,964,997
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $25,037,773)		$28,574,981

ASSET BACKED SECURITIES - 1.0%
Applebee’s/IHOP Funding LLC,
Series 2014-1, Class A2
4.277%, 09/05/2044 (S)	1,260,000	1,248,204
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	2,805,425	2,831,785
Home Equity Asset Trust, Series 2003-1,
Class M1 1.655%, 06/25/2033 (P)	252,094	242,387
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.455%, 12/25/2036 (P)	535,000	515,516
TOTAL ASSET BACKED SECURITIES (Cost $4,817,742)		$4,837,892

COMMON STOCKS - 3.0%
Consumer discretionary - 0.8%
Charter Communications, Inc., Class A (I)	26,089	$3,949,092
Vertis Holdings, Inc. (I)	8,371	0
		3,949,092
Consumer staples - 0.2%
Tyson Foods, Inc. (I)	23,171	1,166,892
Financials - 2.0%
Capital One Financial Corp.	21,545	1,758,503
City National Corp.	6,799	514,480
Commerce Bancshares, Inc.	21,388	954,867
Investors Bancorp, Inc.	73,647	746,044
MetLife, Inc.	22,931	1,231,853
Park National Corp.	7,109	536,161
SunTrust Banks, Inc.	42,025	1,598,211
Synovus Financial Corp.	37,548	887,635
TCF Financial Corp.	30,300	470,559
The PNC Financial Services Group, Inc.	18,510	1,584,086
		10,282,399
TOTAL COMMON STOCKS (Cost $11,393,677)		$15,398,383

PREFERRED SECURITIES - 8.7%
Consumer staples - 0.2%
Post Holdings, Inc., 5.250%	14,805	1,154,790
Financials - 5.2%
American Tower Corp., 5.250%	13,535	1,468,548
Crown Castle International Corp., 4.500%	22,754	2,393,266
First Tennessee Bank NA, 3.750% (S)	2,005	1,457,008
Flagstar Bancorp, Inc.	1,067	1,232,711
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	46,360	1,233,640
Hartford Financial Services
Group, Inc., 7.875%	50,575	1,496,514
Hercules Technology Growth
Capital, Inc., 6.250%	5,339	131,927
HSBC USA, Inc., 3.500%	45,001	985,972
Huntington Bancshares, Inc., 8.500%	1,305	1,722,600
M&T Bank Corp., Series A, 6.375%	1,540	1,524,600
Regions Financial Corp., 6.375%	49,955	1,223,398
SunTrust Banks, Inc., 4.000%	42,525	923,218
U.S. Bancorp, 3.500%	2,061	1,704,900
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	64,350	1,845,558
Wells Fargo & Company (5.850% to
09/15/2023, then
3 month LIBOR + 3.090%)	27,605	707,516
Wells Fargo & Company (6.625% to
03/15/2024, then
3 month LIBOR + 3.690%)	36,031	996,257
Weyerhaeuser Company, 6.375%	63,700	3,441,711
Zions Bancorporation, 6.950%	22,575	601,172
Zions Bancorporation, 7.900%	43,550	1,219,400
		26,309,916
Industrials - 0.7%
Stanley Black & Decker, Inc., 6.250%	16,070	1,818,963
United Technologies Corp., 7.500%	26,342	1,551,280
		3,370,243
Materials - 0.3%
Alcoa, Inc., 5.375%	23,240	1,159,676
ArcelorMittal, 6.000%	19,525	412,563
		1,572,239
Utilities - 2.3%
Dominion Resources, Inc., 6.000%	38,600	2,171,250
Dominion Resources, Inc., 6.375%	47,070	2,348,793
Exelon Corp., 6.500%	56,187	2,854,300
Integrys Energy Group, Inc. (6.000% to
08/01/2023, then
3 month LIBOR + 3.220%)	18,656	478,340
NextEra Energy, Inc., 5.799%	7,445	406,423
NextEra Energy, Inc., 5.889%	27,190	1,628,953
SCE Trust I, 5.625%	22,260	523,778
The Laclede Group, Inc., 6.750%	29,900	1,584,700
		11,996,537
TOTAL PREFERRED SECURITIES (Cost $43,332,446)		$44,403,725

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%
Lear Corp., Series B
8.750%, 12/01/2016	1,415,000	12,381
TOTAL ESCROW CERTIFICATES (Cost $76)		$12,381
The accompanying notes are an integral part of the financial statements.	258

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS - 0.3%
Call options - 0.2%
Over the Counter on the USD vs. CAD
(Expiration Date: 01/30/2015; Strike
Price: USD $1.12; Counterparty:
Morgan Stanley Company, Inc.) (I)	13,295,000	$282,373
Over the Counter on the USD vs. CAD
(Expiration Date: 05/06/2015; Strike
Price: USD $1.15; Counterparty:
Morgan Stanley Company, Inc.) (I)	14,980,000	234,663
Over the Counter on the USD vs. CAD
(Expiration Date: 09/03/2015; Strike
Price: USD $1.30; Counterparty:
Goldman Sachs & Company) (I)	10,810,000	42,062
Over the Counter on the USD vs. CHF
(Expiration Date: 12/16/2014; Strike
Price: USD $0.93; Counterparty:
Morgan Stanley Company, Inc.) (I)	7,630,000	239,353
Over the Counter on the USD vs. JPY
(Expiration Date: 03/03/2015; Strike
Price: USD $110.50; Counterparty:
Morgan Stanley Company, Inc.) (I)	20,975,000	352,527
		1,150,978
Put options - 0.1%
Over the Counter on the USD vs. EUR
(Expiration Date: 06/22/2015; Strike
Price: USD $1.55; Counterparty:
Morgan Stanley Company, Inc.) (I)	13,295,000	258,416
TOTAL PURCHASED OPTIONS (Cost $1,068,608)		$1,409,394

SHORT-TERM INVESTMENTS - 0.3%
Repurchase agreement - 0.3%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2014 at 0.000% to be
repurchased at $1,129,000 on
10/01/2014, collateralized by $554,100
U.S. Treasury Inflation Indexed Bonds,
3.875% due 04/15/2029 (valued at
$1,151,686, including interest)	$1,129,000	1,129,000
Repurchase Agreement with State
Street Corp. dated 09/30/2014 at
0.000% to be repurchased at $434,000
on 10/01/2014, collateralized by
$445,000 U.S. Treasury Notes, 1.500%
due 01/31/2019 (valued at $442,775,
including interest)	434,000	434,000
		1,563,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,563,000)		$1,563,000
Total Investments (Strategic Income Opportunities Trust)
(Cost $481,153,922) - 95.6%		$487,076,773
Other assets and liabilities, net - 4.4%		22,213,333
TOTAL NET ASSETS - 100.0%		$509,290,106

Total Bond Market Trust B

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 68.3%
U.S. government - 35.1%
U.S. Treasury Bonds
3.375%, 05/15/2044	$11,660,000	$12,038,950
3.875%, 08/15/2040	1,100,000	1,245,407
4.250%, 05/15/2039 to 11/15/2040	4,060,000	4,861,042
4.375%, 05/15/2041	1,230,000	1,508,864
4.625%, 02/15/2040	1,400,000	1,773,187
4.750%, 02/15/2041	2,000,000	2,590,938
7.500%, 11/15/2016	1,270,000	1,451,670
7.875%, 02/15/2021	3,400,000	4,585,750
8.125%, 08/15/2021	1,400,000	1,937,797
8.750%, 08/15/2020	1,400,000	1,928,063
U.S. Treasury Notes
0.375%, 03/31/2016 to 04/30/2016	13,000,000	13,000,876
0.625%, 05/31/2017 to 04/30/2018	8,600,000	8,466,593
0.750%, 12/31/2017	3,700,000	3,641,322
0.875%, 04/30/2017	5,000,000	4,994,920
1.000%, 03/31/2017	4,000,000	4,012,500
1.250%, 10/31/2018 to 04/30/2019	1,700,000	1,671,617
1.375%, 09/30/2018	900,000	894,656
1.500%, 06/30/2016 to 03/31/2019	13,500,000	13,503,048
1.625%, 04/30/2019 to 06/30/2019	11,400,000	11,334,839
1.625%, 08/31/2019 (L)	10,100,000	10,033,724
1.750%, 09/30/2019	4,000,000	3,996,094
1.875%, 08/31/2017	2,000,000	2,046,718
2.000%, 04/30/2016 to 02/15/2022	7,500,000	7,583,009
2.375%, 08/15/2024	20,525,000	20,294,094
2.750%, 02/15/2019	7,000,000	7,327,579
3.000%, 09/30/2016 to 02/28/2017	6,720,000	7,053,610
3.125%, 10/31/2016 to 05/15/2021	2,200,000	2,318,352
3.250%, 06/30/2016	3,650,000	3,825,087
4.250%, 11/15/2017	7,300,000	7,991,222
		167,911,528
U.S. government agency - 33.2%
Federal Farm Credit Bank 4.875%, 12/16/2015	900,000	950,153
Federal Home Loan Bank
0.875%, 05/24/2017	1,000,000	997,279
5.375%, 05/18/2016	2,200,000	2,373,494
5.500%, 07/15/2036	190,000	246,275
Federal Home Loan Mortgage Corp.
2.368%, 08/01/2037 (P)	667,796	715,794
2.500%, 05/27/2016	1,180,000	1,219,281
2.850%, 02/01/2037 (P)	327,750	351,307
3.000%, 10/01/2042	3,477,644	3,441,917
3.500%, 12/01/2025 to 10/10/2041	7,192,246	7,432,085
4.000%, 02/01/2024 to 12/01/2040	3,279,979	3,462,592
4.500%, 05/01/2024 to 11/01/2041	6,433,971	6,970,773
5.000%, TBA (C)	2,300,000	2,533,594
5.000%, 06/01/2023 to 10/01/2040	1,518,340	1,678,957
5.500%, 08/23/2017 to 01/01/2039	3,608,636	4,040,977
6.000%, 06/01/2022 to 10/01/2038	1,086,226	1,224,644
6.250%, 07/15/2032	450,000	629,293
6.500%, 07/01/2016 to 09/01/2038	346,714	388,340
6.750%, 09/15/2029	1,200,000	1,707,887
7.000%, 02/01/2016 to 10/01/2038	163,283	185,941
7.500%, 02/01/2016 to 03/01/2032	19,985	23,752
8.000%, 02/01/2030	2,912	3,522
Federal National Mortgage Association
1.793%, 07/01/2034 (P)	428,263	444,714
1.958%, 01/01/2035 (P)	803,748	841,750
2.180%, 09/01/2037 (P)	363,854	386,533
2.310%, 05/01/2036 (P)	204,034	217,107
2.356%, 04/01/2037 (P)	986,416	1,057,314

The accompanying notes are an integral part of the financial statements.	259

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. government agency (continued)
Federal National Mortgage
Association (continued)
2.500%, TBA (C)	$1,000,000	$1,005,703
2.500%, 05/01/2028	2,212,245	2,235,318
2.575%, 04/01/2036 (P)	112,538	120,626
3.000%, TBA (C)	4,400,000	4,337,395
3.000%, 01/01/2027 to 04/01/2043	14,591,135	14,748,393
3.500%, 12/01/2025 to 02/01/2043	15,588,164	16,016,160
4.000%, 08/01/2020 to 05/01/2042	7,899,859	8,353,575
4.375%, 10/15/2015	6,350,000	6,625,311
4.500%, 06/01/2018 to 06/01/2041	8,151,936	8,790,734
5.000%, 12/01/2018 to 07/01/2039	4,471,856	4,928,014
5.131%, 10/01/2037 (P)	105,379	112,953
5.500%, 08/01/2017 to 11/01/2038	3,241,243	3,603,886
6.000%, 01/01/2021 to 08/01/2038	2,152,488	2,417,618
6.500%, 02/01/2015 to 12/01/2037	583,394	659,206
7.000%, 12/01/2015 to 10/01/2038	226,545	258,489
7.125%, 01/15/2030	209,000	305,580
7.250%, 05/15/2030	1,450,000	2,164,277
7.500%, 09/01/2030 to 08/01/2031	41,001	48,608
8.000%, 08/01/2030 to 09/01/2031	11,658	14,068
8.500%, 09/01/2030	1,463	1,795
Government National Mortgage Association
3.000%, TBA (C)	3,600,000	3,624,152
3.000%, 08/15/2043	3,482,797	3,511,877
3.500%, 10/10/2041 to 01/15/2043	8,333,954	8,627,257
4.000%, 11/15/2026 to 02/15/2041	7,581,366	8,080,089
4.500%, 05/15/2019 to 10/20/2040	4,755,469	5,181,581
5.000%, 05/15/2018 to 07/20/2040	3,837,482	4,272,922
5.500%, 08/15/2023 to 09/20/2039	1,423,414	1,587,750
6.000%, 04/15/2017 to 10/15/2038	884,537	997,568
6.500%, 01/15/2016 to 12/15/2038	440,899	502,638
7.000%, 08/15/2029 to 05/15/2032	74,362	87,139
7.500%, 08/15/2029 to 01/15/2031	22,856	27,143
8.000%, 04/15/2031	8,924	10,818
8.500%, 09/15/2030	5,978	7,350
9.000%, 01/15/2031	1,474	1,839
Tennessee Valley Authority
3.875%, 02/15/2021	700,000	763,207
The Financing Corp. 8.600%, 09/26/2019	675,000	883,460
		158,439,774
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $314,436,856)		$326,351,302

FOREIGN GOVERNMENT
OBLIGATIONS - 3.2%
Brazil - 0.4%
Federative Republic of Brazil
4.250%, 01/07/2025	1,612,000	1,595,880
5.875%, 01/15/2019	105,000	118,125
		1,714,005
Canada - 0.8%
Government of Canada
0.875%, 02/14/2017	250,000	249,584
Province of British Columbia
6.500%, 01/15/2026	490,000	642,874
Province of Manitoba
9.625%, 12/01/2018	300,000	381,054
Province of New Brunswick
5.200%, 02/21/2017	380,000	417,957
Province of Nova Scotia
5.125%, 01/26/2017	455,000	498,405
Province of Ontario
1.100%, 10/25/2017	500,000	496,515
4.500%, 02/03/2015	350,000	355,047
Province of Quebec
7.125%, 02/09/2024	150,000	194,795
7.500%, 07/15/2023	410,000	546,071
		3,782,302
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020	510,000	544,170
Colombia - 0.1%
Republic of Colombia
4.375%, 07/12/2021	550,000	581,625
Israel - 0.2%
Government of Israel
5.125%, 03/26/2019	530,000	597,045
5.500%, 09/18/2023	455,000	549,964
		1,147,009
Italy - 0.1%
Republic of Italy
6.875%, 09/27/2023	300,000	382,833
Japan - 0.3%
Japan Bank for International Cooperation
2.250%, 07/13/2016	1,250,000	1,284,546
Mexico - 0.3%
Government of Mexico
5.950%, 03/19/2019	415,000	473,723
6.050%, 01/11/2040	930,000	1,097,400
		1,571,123
Panama - 0.1%
Republic of Panama
6.700%, 01/26/2036	370,000	454,175
Peru - 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	315,000
7.125%, 03/30/2019	120,000	142,800
		457,800
Philippines - 0.2%
Republic of Philippines
4.000%, 01/15/2021	1,000,000	1,053,750
Poland - 0.0%
Republic of Poland
6.375%, 07/15/2019	110,000	129,250
South Africa - 0.2%
Republic of South Africa
5.500%, 03/09/2020	740,000	796,425
Turkey - 0.3%
Republic of Turkey
6.000%, 01/14/2041	400,000	414,000
6.250%, 09/26/2022	400,000	440,000
7.500%, 07/14/2017	400,000	448,000
		1,302,000
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $14,680,459)		$15,201,013

The accompanying notes are an integral part of the financial statements.	260

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 23.5%
Consumer discretionary - 2.1%
21st Century Fox America, Inc.
6.650%, 11/15/2037	$440,000	$551,532
Brinker International, Inc.
3.875%, 05/15/2023	250,000	245,512
CBS Corp.
4.300%, 02/15/2021	150,000	159,928
Comcast Corp.
5.700%, 07/01/2019	310,000	358,236
6.500%, 01/15/2015 to 11/15/2035	415,000	494,445
COX Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	159,557
DIRECTV Holdings LLC
5.150%, 03/15/2042	50,000	50,557
6.375%, 03/01/2041	360,000	419,545
Discovery Communications LLC
5.625%, 08/15/2019	250,000	286,627
Family Dollar Stores, Inc.
5.000%, 02/01/2021	305,000	316,629
Ford Motor Credit Company LLC
5.000%, 05/15/2018	1,040,000	1,136,018
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	264,790
Home Depot, Inc.
5.875%, 12/16/2036	280,000	344,763
Hyatt Hotels Corp.
3.375%, 07/15/2023	250,000	243,319
Johnson Controls, Inc.
5.700%, 03/01/2041	150,000	171,207
Lowe’s Companies, Inc.
5.800%, 10/15/2036	140,000	167,155
6.100%, 09/15/2017	180,000	203,713
McDonald’s Corp.
3.625%, 05/20/2021	250,000	265,266
5.000%, 02/01/2019	228,000	255,158
NBCUniversal Media LLC
5.150%, 04/30/2020	230,000	261,200
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	300,000	327,287
Target Corp.
6.500%, 10/15/2037	288,000	370,844
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	144,587
The Walt Disney Company
5.625%, 09/15/2016	340,000	371,552
Thomson Reuters Corp.
4.500%, 05/23/2043	250,000	238,223
Time Warner Cable, Inc.
4.125%, 02/15/2021	60,000	63,762
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	116,239
7.570%, 02/01/2024	240,000	306,481
Time Warner Entertainment Company LP
8.375%, 07/15/2033	525,000	775,493
Time Warner, Inc.
7.625%, 04/15/2031	285,000	384,685
Toyota Motor Credit Corp.
3.400%, 09/15/2021	320,000	331,556
Viacom, Inc.
4.250%, 09/15/2015	150,000	155,166
4.500%, 03/01/2021	120,000	129,522
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	60,000	61,809
		10,132,363
Consumer staples - 1.8%
Altria Group, Inc.
4.125%, 09/11/2015	150,000	154,815
9.250%, 08/06/2019	105,000	136,717
9.950%, 11/10/2038	17,000	28,109
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	460,000	552,090
7.750%, 01/15/2019	335,000	404,516
Bottling Group LLC
5.125%, 01/15/2019	105,000	117,517
Brown-Forman Corp.
2.500%, 01/15/2016	300,000	306,474
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	160,000	198,740
Campbell Soup Company
4.500%, 02/15/2019	300,000	325,824
ConAgra Foods, Inc.
5.819%, 06/15/2017	38,000	41,952
7.000%, 04/15/2019	118,000	140,013
9.750%, 03/01/2021	175,000	225,559
CVS Health Corp.
4.125%, 05/15/2021	60,000	64,267
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	89,647	120,823
Diageo Capital PLC
4.828%, 07/15/2020	95,000	105,630
Dr. Pepper Snapple Group, Inc.
2.900%, 01/15/2016	500,000	513,572
Energizer Holdings, Inc.
4.700%, 05/19/2021	250,000	257,824
General Mills, Inc.
5.650%, 02/15/2019	315,000	358,130
Kellogg Company
4.150%, 11/15/2019	30,000	32,386
Kimberly-Clark Corp.
7.500%, 11/01/2018	250,000	303,212
Kraft Foods Group, Inc.
6.125%, 08/23/2018	66,000	75,724
6.875%, 01/26/2039	40,000	51,122
PepsiCo, Inc.
4.000%, 03/05/2042	270,000	256,430
5.500%, 01/15/2040	280,000	329,824
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	253,215
4.125%, 05/17/2021	320,000	345,593
Reynolds American, Inc.
3.250%, 11/01/2022	270,000	260,585
Safeway, Inc.
6.350%, 08/15/2017	27,000	28,475
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	250,000	245,630
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	90,000	90,493
The Clorox Company
5.950%, 10/15/2017	295,000	331,925
The Coca-Cola Company
3.150%, 11/15/2020	60,000	62,522
The Kroger Company
3.900%, 10/01/2015	150,000	154,872
6.400%, 08/15/2017	370,000	418,267
The Procter & Gamble Company
5.500%, 02/01/2034	50,000	61,062
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	109,144

The accompanying notes are an integral part of the financial statements.	261

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Wal-Mart Stores, Inc. (continued)
6.200%, 04/15/2038	$125,000	$159,627
7.550%, 02/15/2030	410,000	581,487
Walgreen Company
5.250%, 01/15/2019	335,000	372,217
		8,576,384
Energy - 3.1%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	280,000	341,213
Apache Corp.
3.625%, 02/01/2021	250,000	260,341
BP Capital Markets PLC
1.375%, 11/06/2017	500,000	496,601
2.750%, 05/10/2023	250,000	236,185
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	290,000	353,259
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	45,788
Chevron Corp.
4.950%, 03/03/2019	90,000	100,591
ConocoPhillips
5.750%, 02/01/2019	100,000	114,118
DCP Midstream LLC
9.750%, 03/15/2019 (S)	95,000	121,671
Devon Financing Corp. ULC
7.875%, 09/30/2031	170,000	235,043
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	161,978
Encana Corp.
6.500%, 08/15/2034	270,000	328,568
Energy Transfer Partners LP
6.500%, 02/01/2042	50,000	56,933
6.700%, 07/01/2018	250,000	287,849
Ensco PLC
4.700%, 03/15/2021	360,000	378,076
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	287,544
6.875%, 03/01/2033	130,000	167,805
EOG Resources, Inc.
4.100%, 02/01/2021	300,000	324,014
Halliburton Company
6.150%, 09/15/2019	360,000	423,660
Hess Corp.
8.125%, 02/15/2019	280,000	345,230
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	120,000	122,253
6.375%, 03/01/2041	60,000	67,681
6.500%, 09/01/2039	180,000	200,720
9.000%, 02/01/2019	60,000	74,771
Magellan Midstream Partners LP
6.550%, 07/15/2019	180,000	211,539
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	132,838
Nexen Energy ULC
6.200%, 07/30/2019	120,000	139,271
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	50,631
Occidental Petroleum Corp.
4.100%, 02/01/2021	300,000	323,561
ONEOK Partners LP
6.650%, 10/01/2036	268,000	319,193
Pemex Project Funding Master Trust
7.375%, 12/15/2014	260,000	263,588
Petro-Canada
5.950%, 05/15/2035	235,000	279,955
6.050%, 05/15/2018	125,000	142,561
Petrobras Global Finance BV
4.375%, 05/20/2023	365,000	342,016
Petrobras International Finance Company
5.375%, 01/27/2021	400,000	403,960
6.750%, 01/27/2041	80,000	80,448
8.375%, 12/10/2018	90,000	105,455
Petroleos Mexicanos
4.875%, 01/18/2024 (S)	500,000	524,500
5.500%, 01/21/2021	320,000	352,160
6.625%, 06/15/2035	230,000	266,915
Plains All American Pipeline LP
8.750%, 05/01/2019	60,000	75,993
Shell International Finance BV
0.900%, 11/15/2016	500,000	500,530
6.375%, 12/15/2038	90,000	118,006
Southern Natural Gas Company
4.400%, 06/15/2021	250,000	261,651
Statoil ASA
1.800%, 11/23/2016	580,000	590,681
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	170,000	164,925
Talisman Energy, Inc.
3.750%, 02/01/2021	60,000	60,658
6.250%, 02/01/2038	110,000	122,714
7.750%, 06/01/2019	150,000	181,985
The Williams Companies, Inc.
7.875%, 09/01/2021	190,000	228,916
Tosco Corp.
8.125%, 02/15/2030	383,000	559,993
Total Capital SA
3.125%, 10/02/2015	40,000	41,060
4.125%, 01/28/2021	40,000	43,401
4.250%, 12/15/2021	60,000	65,577
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	405,000	474,521
Valero Energy Corp.
6.125%, 06/15/2017	345,000	385,391
7.500%, 04/15/2032	270,000	346,193
Weatherford International, Ltd.
5.500%, 02/15/2016	340,000	359,983
6.000%, 03/15/2018	185,000	208,138
Williams Partners LP
5.250%, 03/15/2020	400,000	444,277
		14,705,076
Financials - 8.1%
AEGON Funding Company LLC
5.750%, 12/15/2020	165,000	190,027
African Development Bank
6.875%, 10/15/2015	145,000	153,131
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	325,000	360,242
American Express Company
2.650%, 12/02/2022	345,000	332,679
American Express Credit Corp.
2.800%, 09/19/2016	400,000	413,182
American International Group, Inc.
5.450%, 05/18/2017	120,000	132,248
6.250%, 05/01/2036	430,000	537,720
American Tower Corp.
4.500%, 01/15/2018	310,000	330,295

The accompanying notes are an integral part of the financial statements.	262

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Asian Development Bank
5.593%, 07/16/2018	$590,000	$669,029
Bank of America Corp.
5.000%, 05/13/2021	320,000	351,483
5.875%, 01/05/2021	350,000	401,520
6.500%, 08/01/2016	80,000	87,310
6.875%, 04/25/2018 to 11/15/2018	397,000	459,761
7.750%, 05/14/2038	480,000	647,394
Bank of Nova Scotia
2.900%, 03/29/2016	580,000	598,644
Barclays Bank PLC
6.750%, 05/22/2019	240,000	285,309
BB&T Corp.
5.200%, 12/23/2015	335,000	352,381
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	65,597
5.400%, 05/15/2018	105,000	117,851
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	120,000	121,243
BNP Paribas SA
3.250%, 03/11/2015	600,000	607,122
Boston Properties LP
4.125%, 05/15/2021	300,000	317,630
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	49,299
Capital One Bank USA NA
3.375%, 02/15/2023	360,000	352,800
Citigroup, Inc.
3.500%, 05/15/2023	250,000	239,737
5.500%, 09/13/2025	400,000	436,278
5.875%, 02/22/2033	220,000	244,249
8.500%, 05/22/2019	277,000	346,308
CNA Financial Corp.
7.350%, 11/15/2019	280,000	336,583
Credit Suisse USA, Inc.
4.875%, 01/15/2015	475,000	481,006
Deutsche Bank AG
3.250%, 01/11/2016	500,000	515,315
Discover Financial Services
5.200%, 04/27/2022	120,000	131,416
Essex Portfolio LP
5.200%, 03/15/2021	60,000	66,865
European Bank for Reconstruction
& Development
1.000%, 09/17/2018	500,000	488,764
1.625%, 09/03/2015	70,000	70,837
European Investment Bank
1.750%, 06/17/2019	1,000,000	995,223
2.875%, 09/15/2020	200,000	208,122
4.625%, 10/20/2015	495,000	517,316
4.875%, 01/17/2017	200,000	218,071
Fifth Third Bancorp
3.625%, 01/25/2016	250,000	258,785
5.450%, 01/15/2017	300,000	326,274
First Horizon National Corp.
5.375%, 12/15/2015	320,000	335,370
General Electric Capital Corp.
6.000%, 08/07/2019	250,000	291,631
6.750%, 03/15/2032	230,000	301,545
6.875%, 01/10/2039	585,000	786,284
Glencore Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	114,345
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	170,000	205,459
HCP, Inc.
3.875%, 08/15/2024	400,000	391,972
Health Care REIT, Inc.
4.950%, 01/15/2021	320,000	352,125
HSBC Holdings PLC
6.500%, 09/15/2037	660,000	811,947
International American Development Bank
2.250%, 07/15/2015	830,000	843,165
7.000%, 06/15/2025	325,000	440,189
International Bank for Reconstruction
& Development
2.125%, 11/01/2020	500,000	500,464
8.625%, 10/15/2016	100,000	115,380
Jefferies Group LLC
5.125%, 04/13/2018	330,000	359,482
John Deere Capital Corp.
1.700%, 01/15/2020	550,000	532,382
JPMorgan Chase & Company
1.100%, 10/15/2015	290,000	291,194
4.350%, 08/15/2021	710,000	759,087
6.400%, 05/15/2038	125,000	157,318
Kemper Corp.
6.000%, 11/30/2015	120,000	126,319
KeyCorp
5.100%, 03/24/2021	250,000	278,519
KFW
1.000%, 06/11/2018	500,000	491,035
1.875%, 04/01/2019	1,000,000	1,004,886
4.375%, 03/15/2018	360,000	395,721
5.125%, 03/14/2016	780,000	831,926
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	71,292
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	82,250
Lincoln National Corp.
7.000%, 06/15/2040	150,000	199,662
MetLife, Inc.
6.750%, 06/01/2016	150,000	164,564
6.817%, 08/15/2018	190,000	222,857
Moody’s Corp.
5.500%, 09/01/2020	60,000	67,563
Morgan Stanley
4.100%, 05/22/2023	250,000	249,375
5.950%, 12/28/2017	435,000	487,244
6.625%, 04/01/2018	503,000	576,137
7.300%, 05/13/2019	110,000	131,229
MUFG Union Bank NA
5.950%, 05/11/2016	250,000	268,380
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	180,000	237,065
Nomura Holdings, Inc.
4.125%, 01/19/2016	110,000	114,172
Northern Trust Corp.
3.450%, 11/04/2020	300,000	315,707
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	295,000	312,462
PartnerRe Finance A LLC
6.875%, 06/01/2018	250,000	287,473
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	67,369

The accompanying notes are an integral part of the financial statements.	263

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Plum Creek Timberlands LP
4.700%, 03/15/2021	$150,000	$162,979
PNC Funding Corp.
4.250%, 09/21/2015	40,000	41,421
5.625%, 02/01/2017	310,000	337,961
6.700%, 06/10/2019	310,000	368,867
Prudential Financial, Inc.
3.875%, 01/14/2015	140,000	141,376
4.750%, 09/17/2015	290,000	301,451
5.375%, 06/21/2020	280,000	316,994
Rabobank Nederland NV
4.500%, 01/11/2021	500,000	545,433
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	54,874
Senior Housing Properties Trust
4.300%, 01/15/2016	110,000	113,171
Simon Property Group LP
5.650%, 02/01/2020	330,000	379,912
State Street Corp.
3.100%, 05/15/2023	250,000	242,535
Stifel Financial Corp.
4.250%, 07/18/2024	500,000	502,996
SunTrust Banks, Inc.
6.000%, 09/11/2017	435,000	488,580
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	150,000	153,608
The Bear Stearns Companies LLC
7.250%, 02/01/2018	710,000	826,069
The Chubb Corp.
5.750%, 05/15/2018	275,000	310,942
The Goldman Sachs Group, Inc.
5.500%, 11/15/2014	630,000	633,978
6.125%, 02/15/2033	375,000	448,799
6.150%, 04/01/2018	735,000	828,887
7.500%, 02/15/2019	240,000	286,235
The Travelers Companies, Inc.
5.900%, 06/02/2019	310,000	359,478
6.250%, 06/20/2016	190,000	207,169
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	67,441
U.S. Bancorp
2.450%, 07/27/2015	280,000	284,723
U.S. Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	230,000	234,039
UBS AG
5.750%, 04/25/2018	185,000	208,641
Ventas Realty LP
3.125%, 11/30/2015	150,000	154,023
4.750%, 06/01/2021	60,000	65,337
Vornado Realty LP
4.250%, 04/01/2015	290,000	292,652
Wells Fargo & Company
3.450%, 02/13/2023	250,000	245,724
5.000%, 11/15/2014	105,000	105,561
5.625%, 12/11/2017	185,000	207,128
Westpac Banking Corp.
3.000%, 12/09/2015	450,000	462,830
		38,769,406
Health care - 1.7%
AbbVie, Inc.
2.900%, 11/06/2022	500,000	478,185
Aetna, Inc.
3.950%, 09/01/2020	290,000	309,057
Agilent Technologies, Inc.
3.875%, 07/15/2023	250,000	250,373
Amgen, Inc.
5.150%, 11/15/2041	100,000	105,547
5.700%, 02/01/2019	450,000	512,170
5.750%, 03/15/2040	40,000	45,779
AstraZeneca PLC
5.900%, 09/15/2017	340,000	381,948
Baxter International, Inc.
5.900%, 09/01/2016	315,000	344,484
Becton, Dickinson and Company
3.250%, 11/12/2020	300,000	310,376
Bristol-Myers Squibb Company
6.800%, 11/15/2026	195,000	258,471
Cigna Corp.
4.000%, 02/15/2022	280,000	294,444
Covidien International Finance SA
6.000%, 10/15/2017	360,000	406,703
Eli Lilly & Company
7.125%, 06/01/2025	250,000	329,155
Gilead Sciences, Inc.
4.500%, 04/01/2021	330,000	361,784
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/2038	210,000	270,372
Johnson & Johnson
2.150%, 05/15/2016	320,000	328,063
5.850%, 07/15/2038	285,000	370,132
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	280,000	298,607
Life Technologies Corp.
5.000%, 01/15/2021	310,000	345,173
McKesson Corp.
4.750%, 03/01/2021	150,000	167,016
Medtronic, Inc.
5.600%, 03/15/2019	165,000	187,654
Mylan, Inc.
2.600%, 06/24/2018	250,000	252,375
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	89,862
Pharmacia Corp.
6.500%, 12/01/2018	335,000	394,170
Quest Diagnostics, Inc.
5.450%, 11/01/2015	30,000	31,445
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	49,532
4.875%, 03/15/2015	12,000	12,242
5.800%, 03/15/2036	300,000	367,218
WellPoint, Inc.
4.650%, 08/15/2044	150,000	145,764
6.375%, 06/15/2037	345,000	424,861
		8,122,962
Industrials - 1.4%
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	250,000	278,211
Canadian Pacific Railway Company
4.450%, 03/15/2023	300,000	326,313
Caterpillar, Inc.
7.900%, 12/15/2018	95,000	116,676
CSX Corp.
3.700%, 10/30/2020	270,000	284,233
6.250%, 04/01/2015	138,000	141,931

The accompanying notes are an integral part of the financial statements.	264

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
CSX Corp. (continued)
7.375%, 02/01/2019	$105,000	$126,813
Emerson Electric Company
4.875%, 10/15/2019	250,000	280,612
FedEx Corp.
3.875%, 08/01/2042	420,000	378,298
8.000%, 01/15/2019	50,000	61,631
Fluor Corp.
3.375%, 09/15/2021	320,000	329,025
GATX Corp.
4.750%, 05/15/2015	170,000	174,252
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	340,000	398,268
Koninklijke Philips NV
6.875%, 03/11/2038	250,000	334,814
L-3 Communications Corp.
4.750%, 07/15/2020	150,000	162,005
Norfolk Southern Corp.
4.837%, 10/01/2041	240,000	257,497
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	155,400
Pitney Bowes, Inc.
6.250%, 03/15/2019	180,000	205,688
Ryder System, Inc.
2.450%, 11/15/2018	250,000	252,479
Snap-On, Inc.
6.125%, 09/01/2021	310,000	361,028
The Boeing Company
8.750%, 09/15/2031	90,000	138,223
Tyco Electronics Group SA
6.550%, 10/01/2017	500,000	569,387
Union Pacific Corp.
4.000%, 02/01/2021	280,000	303,167
4.821%, 02/01/2044	285,000	309,179
United Technologies Corp.
5.375%, 12/15/2017	100,000	112,124
6.125%, 02/01/2019	245,000	285,311
Waste Management, Inc.
6.125%, 11/30/2039	50,000	61,861
7.375%, 03/11/2019	315,000	380,248
		6,784,674
Information technology - 1.1%
Apple, Inc.
2.400%, 05/03/2023	800,000	756,667
Cisco Systems, Inc.
3.150%, 03/14/2017	360,000	377,582
5.900%, 02/15/2039	80,000	96,681
eBay, Inc.
3.250%, 10/15/2020	250,000	256,000
Google, Inc.
3.625%, 05/19/2021	320,000	340,171
Hewlett-Packard Company
2.125%, 09/13/2015	290,000	294,032
3.750%, 12/01/2020	300,000	311,142
IBM Corp.
2.000%, 01/05/2016	330,000	335,743
4.000%, 06/20/2042	210,000	201,350
5.600%, 11/30/2039	21,000	25,046
Intel Corp.
2.700%, 12/15/2022	690,000	671,151
Leidos Holdings, Inc.
4.450%, 12/01/2020	300,000	305,343
Oracle Corp.
5.750%, 04/15/2018	435,000	493,356
The Western Union Company
3.650%, 08/22/2018	100,000	104,174
Xerox Corp.
6.750%, 12/15/2039	60,000	73,663
XLIT, Ltd.
5.750%, 10/01/2021	310,000	358,681
		5,000,782
Materials - 1.1%
Agrium, Inc.
6.750%, 01/15/2019	350,000	409,382
Alcoa, Inc.
6.750%, 07/15/2018	345,000	390,338
Barrick North America Finance LLC
4.400%, 05/30/2021	250,000	253,240
BHP Billiton Finance USA, Ltd.
6.500%, 04/01/2019	300,000	354,570
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021 (L)	330,000	251,625
CRH America, Inc.
8.125%, 07/15/2018	220,000	265,650
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	189,514
Newmont Mining Corp.
4.875%, 03/15/2042	270,000	227,633
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	150,000	177,745
PPG Industries, Inc.
3.600%, 11/15/2020	300,000	311,124
Praxair, Inc.
2.450%, 02/15/2022	240,000	232,969
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	119,955
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	270,000	274,828
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/2040	250,000	267,329
6.500%, 07/15/2018	70,000	81,052
Teck Resources, Ltd.
4.500%, 01/15/2021	70,000	72,775
6.250%, 07/15/2041	270,000	274,414
The Dow Chemical Company
4.375%, 11/15/2042	590,000	551,140
5.700%, 05/15/2018	49,000	55,289
9.400%, 05/15/2039	130,000	206,477
Vale Overseas, Ltd.
6.875%, 11/10/2039	350,000	393,014
		5,360,063
Telecommunication services - 1.3%
America Movil SAB de CV
3.125%, 07/16/2022	500,000	485,540
5.000%, 03/30/2020	61,000	66,753
AT&T, Inc.
3.000%, 02/15/2022	500,000	495,282
4.300%, 12/15/2042	20,000	18,277
5.350%, 09/01/2040	400,000	424,158
British Telecommunications PLC
9.625%, 12/15/2030	190,000	298,352
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	212,906

The accompanying notes are an integral part of the financial statements.	265

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Telefonica Emisiones SAU
7.045%, 06/20/2036	$230,000	$291,348
Telefonica Europe BV
8.250%, 09/15/2030	350,000	474,270
Verizon Communications, Inc.
2.625%, 02/21/2020 (S)	880,000	869,173
4.600%, 04/01/2021	650,000	707,786
5.150%, 09/15/2023	820,000	906,966
6.900%, 04/15/2038	190,000	244,806
Vodafone Group PLC
4.375%, 03/16/2021	110,000	117,651
5.450%, 06/10/2019	320,000	360,274
		5,973,542
Utilities - 1.8%
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	246,000	269,055
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	295,000	352,224
Constellation Energy Group, Inc.
5.150%, 12/01/2020	310,000	343,309
Dominion Resources, Inc.
5.200%, 08/15/2019	110,000	124,359
DTE Energy Company
6.350%, 06/01/2016	230,000	249,671
Duke Energy Carolinas LLC
6.000%, 01/15/2038	200,000	254,734
7.000%, 11/15/2018	290,000	345,461
Entergy Corp.
5.125%, 09/15/2020	310,000	340,663
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	59,713
Exelon Generation Company LLC
6.250%, 10/01/2039	160,000	186,228
Florida Power & Light Company
5.650%, 02/01/2037	290,000	355,115
Georgia Power Company
5.950%, 02/01/2039	335,000	414,701
Hydro Quebec
8.400%, 01/15/2022	250,000	327,072
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	229,376
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	295,000	319,799
NiSource Finance Corp.
6.800%, 01/15/2019	380,000	446,987
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	188,000	275,205
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	62,449
6.050%, 03/01/2034	260,000	320,872
PacifiCorp
6.000%, 01/15/2039	335,000	424,774
Peco Energy Company
5.000%, 10/10/2014	300,000	300,000
Pennsylvania Electric Company
5.200%, 04/01/2020	300,000	331,588
PPL Capital Funding, Inc.
3.400%, 06/01/2023	250,000	246,406
PPL WEM Holdings PLC
5.375%, 05/01/2021 (S)	60,000	67,366
Progress Energy, Inc.
4.400%, 01/15/2021	305,000	332,850
7.050%, 03/15/2019	50,000	59,957
San Diego Gas & Electric Company
6.125%, 09/15/2037	202,000	260,528
Southern California Edison Company
5.350%, 07/15/2035	130,000	153,602
Southern Company
2.375%, 09/15/2015	500,000	508,383
Southwestern Public Service Company
8.750%, 12/01/2018	255,000	320,744
Virginia Electric and Power Company
3.450%, 09/01/2022	50,000	51,737
8.875%, 11/15/2038	190,000	311,382
		8,646,310
TOTAL CORPORATE BONDS (Cost $103,411,509)		$112,071,562

MUNICIPAL BONDS - 0.9%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	50,000	71,114
Illinois State Toll Highway Authority
6.184%, 01/01/2034	150,000	186,321
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	74,386
Metropolitan Washington Airports Authority
(District of Columbia)
7.462%, 10/01/2046	40,000	54,087
New Jersey State Turnpike Authority
7.102%, 01/01/2041	90,000	124,863
New York State Dormitory Authority
5.628%, 03/15/2039	340,000	404,386
New York State Urban Development Corp.
5.770%, 03/15/2039	300,000	357,273
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	67,471
State of California
7.300%, 10/01/2039	400,000	558,072
7.500%, 04/01/2034	80,000	113,969
State of Illinois, GO
5.100%, 06/01/2033	115,000	111,601
7.350%, 07/01/2035	280,000	321,602
State of Texas
5.517%, 04/01/2039	260,000	322,039
State of Utah
3.539%, 07/01/2025	390,000	404,106
4.554%, 07/01/2024	260,000	287,360
State of Washington
5.481%, 08/01/2039	260,000	312,907
Texas Transportation Commission
5.178%, 04/01/2030	310,000	362,471
University of California
5.770%, 05/15/2043	320,000	388,611
TOTAL MUNICIPAL BONDS (Cost $3,853,977)		$4,522,639

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.5%
Commercial and residential - 2.1%
Banc of America Commercial Mortgage Trust,
Series 2006-4, Class A4
5.634%, 07/10/2046	737,699	780,231
Banc of America Commercial Mortgage, Inc.
Series 2006-5, Class A3,
5.390%, 09/10/2047	880,000	887,799

The accompanying notes are an integral part of the financial statements.	266

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Banc of America Commercial
Mortgage, Inc. (continued)
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	$200,000	$209,975
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A3,
5.288%, 10/12/2042 (P)	187,045	187,198
Series 2006-PW11, Class AM,
5.600%, 03/11/2039 (P)	200,000	210,487
Series 2006-PW12, Class A4,
5.890%, 09/11/2038 (P)	927,490	986,571
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.480%, 01/15/2046 (P)	170,000	177,068
Series 2006-CD2, Class AM,
5.527%, 01/15/2046 (P)	200,000	210,141
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-CB13, Class A3A1,
5.420%, 01/12/2043 (P)	41,688	41,686
Series 2005-LDP5, Class A4,
5.405%, 12/15/2044 (P)	1,695,000	1,744,935
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	485,000	519,659
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	139,463	142,874
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.101%, 07/15/2044 (P)	180,000	196,947
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4,
5.690%, 02/12/2051	876,048	964,451
Series 2006-C1, Class AM,
5.862%, 05/12/2039 (P)	800,000	849,022
Morgan Stanley Capital I, Series 2011,
Class C10 5.033%, 09/15/2047 (P)(S)	190,000	211,948
Morgan Stanley Capital I Trust,
Series 2007-T27, Class A4
5.831%, 06/11/2042 (P)	630,000	691,877
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5,
5.215%, 01/15/2041 (P)	76,270	76,258
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	774,318	776,759
U.S. government agency - 0.4%
Federal Home Loan Mortgage Corp.
Series K005, Class A2, 4.317%, 11/25/2019	700,000	767,052
Series K013, Class A2,
3.974%, 01/25/2021 (P)	700,000	757,404
Series K712, Class A2, 1.869%, 11/25/2019	700,000	689,541
		2,213,997
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $11,314,566)		$12,079,883

ASSET BACKED SECURITIES - 0.5%
BA Credit Card Trust, Series 2007-A1,
Class A1 5.170%, 06/15/2019	500,000	545,011
BMW Vehicle Lease Trust, Series 2014-1,
Class A3 0.730%, 02/21/2017	500,000	499,626
Citibank Credit Card Issuance Trust,
Series 2008-A1, Class A1
5.350%, 02/07/2020	500,000	559,988
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A6
6.620%, 03/01/2016	67,361	69,105
Honda Auto Receivables Owner Trust,
Series 2014-3, Class A3
0.880%, 06/15/2018	500,000	499,983
Volkswagen Auto Loan Enhanced Trust,
Series 2012-1, Class A3
0.850%, 08/22/2016	133,145	133,383
TOTAL ASSET BACKED SECURITIES (Cost $2,321,222)		$2,307,096

SECURITIES LENDING COLLATERAL - 1.8%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	848,525	8,491,270
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,491,105)		$8,491,270

SHORT-TERM INVESTMENTS - 4.2%
Money market funds - 4.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	20,150,194	20,150,194
TOTAL SHORT-TERM INVESTMENTS (Cost $20,150,194)		$20,150,194
Total Investments (Total Bond Market Trust B)
(Cost $478,659,888) - 104.9%		$501,174,959
Other assets and liabilities, net - (4.9%)		(23,490,414)
TOTAL NET ASSETS - 100.0%		$477,684,545

Total Return Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 38.9%
U.S. government - 13.2%
Treasury Inflation Protected Securities
0.125%, 01/15/2022 to 07/15/2022	$35,967,337	$35,140,981
0.375%, 07/15/2023	12,490,116	12,361,318
0.625%, 07/15/2021	5,708,340	5,826,075
1.125%, 01/15/2021	5,990,270	6,285,572
1.250%, 07/15/2020	13,219,008	14,038,996
1.750%, 01/15/2028	24,792,486	27,624,259
2.000%, 01/15/2026	12,124,040	13,810,033
2.375%, 01/15/2025 to 01/15/2027	105,868,530	124,343,522
2.500%, 01/15/2029	21,306,240	26,025,231
3.625%, 04/15/2028	883,836	1,200,981
3.875%, 04/15/2029	11,159,533	15,762,840
U.S. Treasury Bonds
3.125%, 08/15/2044	22,500,000	22,141,395
		304,561,203
U.S. government agency - 25.7%
Federal Home Loan Mortgage Corp.
0.875%, 03/07/2018	1,100,000	1,081,401
1.000%, 03/08/2017	22,800,000	22,862,312
1.250%, 08/01/2019 to 10/02/2019	20,100,000	19,536,256
2.292%, 06/01/2034 (P)	137,898	146,972

The accompanying notes are an integral part of the financial statements.	267

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. government agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.375%, 01/13/2022		$2,300,000	$2,287,072
2.691%, 01/01/2029 (P)		86,497	91,339
3.750%, 03/27/2019		1,700,000	1,841,200
4.000%, TBA (C)		17,000,000	17,841,918
4.000%, 09/01/2035 to 09/01/2040		442,654	470,233
4.500%, TBA (C)		24,000,000	25,822,543
4.500%, 10/01/2025 to 10/01/2041		878,858	953,096
5.500%, 04/01/2035 to 07/01/2038		783,469	873,249
6.000%, 03/01/2016 to 08/01/2038		539,749	608,000
Federal National Mortgage Association
0.875%, 08/28/2017 to 05/21/2018		10,300,000	10,162,294
1.125%, 04/27/2017		5,600,000	5,628,353
1.318%, 06/01/2043 (P)		777,563	798,747
1.518%, 10/01/2040 (P)		106,648	109,550
1.875%, 09/18/2018		800,000	808,326
2.234%, 09/01/2035 (P)		2,535,980	2,688,225
2.310%, 08/01/2022		700,000	675,061
2.590%, 07/01/2022		11,542,641	11,464,994
2.640%, 06/01/2022		6,300,000	6,276,896
2.870%, 09/01/2027		1,600,000	1,508,308
2.940%, 07/01/2022		2,568,301	2,610,365
3.000%, TBA (C)		32,000,000	31,455,936
3.000%, 04/01/2022 to 08/01/2029		10,902,920	11,256,433
3.156%, 05/01/2022		9,500,335	9,806,273
3.330%, 11/01/2021		380,579	397,676
3.500%, TBA (C)		16,000,000	16,820,002
3.794%, 05/01/2036 (P)		1,125,506	1,205,520
4.000%, 08/01/2018 to 08/01/2041		18,328,392	19,516,241
4.500%, TBA (C)		38,000,000	41,002,961
4.500%, 04/01/2018 to 07/01/2042		30,521,959	32,983,203
4.521%, 09/01/2035 (P)		56,240	60,282
5.000%, TBA (C)		87,500,000	96,376,473
5.000%, 02/01/2027 to 03/01/2044		4,244,523	4,691,778
5.141%, 05/01/2035 (P)		130,389	138,707
5.375%, 06/12/2017		1,600,000	1,785,746
5.500%, TBA (C)		24,000,000	26,735,129
5.500%, 03/01/2021 to 07/01/2041		67,105,568	74,997,646
6.000%, TBA (C)		8,000,000	9,042,874
6.000%, 12/01/2016 to 05/01/2041		39,227,586	44,261,904
6.500%, 03/01/2036 to 11/01/2037		23,413	26,416
Government National
Mortgage Association
1.625%, 09/20/2021 to 02/20/2032 (P)		1,007,273	1,036,231
5.000%, 01/15/2035 to 11/15/2039		27,212,479	30,026,612
Small Business Administration
4.880%, 11/01/2024		53,966	57,872
5.130%, 09/01/2023		63,606	68,579
5.520%, 06/01/2024		1,402,941	1,524,777
			592,421,981
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $903,145,700)			$896,983,184

FOREIGN GOVERNMENT
OBLIGATIONS - 17.1%
Brazil - 0.1%
Banco Nacional de Desenvolvimento
Economico e Social
3.375%, 09/26/2016 (S)		1,000,000	1,025,000
4.125%, 09/15/2017 (S)	EUR	1,100,000	1,464,936
Canada - 1.7%
Province of Ontario
1.600%, 09/21/2016		$100,000	101,573
1.650%, 09/27/2019		6,100,000	5,969,594
3.000%, 07/16/2018		1,800,000	1,885,882
3.150%, 06/02/2022	CAD	2,100,000	1,934,618
4.000%, 06/02/2021		1,600,000	1,561,155
4.200%, 06/02/2020		22,100,000	21,763,947
4.400%, 04/14/2020		$1,100,000	1,219,361
Province of Quebec
3.500%, 07/29/2020		600,000	638,962
4.250%, 12/01/2021	CAD	2,500,000	2,471,316
4.500%, 12/01/2020		700,000	700,575
			38,246,983
Italy - 8.0%
Republic of Italy
0.396%, 04/29/2016 (Z)	EUR	14,800,000	18,574,445
1.150%, 05/15/2017		12,600,000	16,154,744
2.250%, 05/15/2016		12,100,000	15,743,385
2.750%, 12/01/2015		17,200,000	22,335,208
3.000%, 11/01/2015		6,000,000	7,798,710
3.750%, 08/01/2015 to 08/01/2016		57,000,000	75,942,072
4.500%, 07/15/2015		5,200,000	6,784,799
4.750%, 09/15/2016 to 06/01/2017		15,700,000	21,680,802
			185,014,165
Mexico - 1.6%
Government of Mexico
4.000%, 11/15/2040 to 11/08/2046	MXN	152,458,896	12,212,909
9.500%, 12/18/2014		319,430,000	24,092,450
			36,305,359
South Korea - 0.8%
Export-Import Bank of Korea
4.125%, 09/09/2015		$6,400,000	6,598,240
Korea Development Bank
3.500%, 08/22/2017		1,100,000	1,153,444
4.375%, 08/10/2015		9,900,000	10,202,445
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		1,100,000	1,138,949
			19,093,078
Spain - 4.9%
Autonomous Community of Valencia
Spain
4.375%, 07/16/2015	EUR	100,000	129,338
Kingdom of Spain
2.100%, 04/30/2017		9,600,000	12,632,534
3.150%, 01/31/2016		5,700,000	7,474,404
3.250%, 04/30/2016		2,200,000	2,908,060
3.300%, 07/30/2016		41,400,000	55,129,652
3.750%, 10/31/2015		18,100,000	23,718,738
4.250%, 10/31/2016		1,800,000	2,456,711
5.500%, 07/30/2017		5,900,000	8,493,713
			112,943,150
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $425,094,559)			$394,092,671

CORPORATE BONDS - 24.8%
Consumer discretionary - 3.7%
DISH DBS Corp.
4.250%, 04/01/2018		$500,000	501,234
6.625%, 10/01/2014		14,360,000	14,360,000

The accompanying notes are an integral part of the financial statements.	268

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
DISH DBS Corp. (continued)
7.750%, 05/31/2015		$15,600,000	$16,126,500
Ford Motor Credit Company LLC
0.684%, 11/08/2016 (P)		10,300,000	10,295,592
0.753%, 09/08/2017 (P)		2,100,000	2,102,415
2.750%, 05/15/2015		1,200,000	1,215,632
3.984%, 06/15/2016		2,900,000	3,037,179
5.625%, 09/15/2015		4,900,000	5,123,004
7.000%, 04/15/2015		800,000	827,520
8.000%, 12/15/2016		1,100,000	1,251,119
8.700%, 10/01/2014		500,000	500,000
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		21,300,000	29,299,705
			84,639,900
Energy - 1.2%
Gazprom OAO
5.092%, 11/29/2015 (S)		2,000,000	2,032,240
Novatek OAO
5.326%, 02/03/2016 (S)		1,100,000	1,116,016
Petrobras International Finance Company
3.875%, 01/27/2016		9,100,000	9,313,850
5.875%, 03/01/2018		10,000,000	10,795,000
Ras Laffan Liquefied Natural Gas
Company, Ltd. II
5.298%, 09/30/2020 (S)		2,328,200	2,514,456
Rosneft Finance SA
6.625%, 03/20/2017		1,700,000	1,746,750
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)		700,000	702,897
			28,221,209
Financials - 17.2%
Ally Financial, Inc.
2.750%, 01/30/2017		13,200,000	12,936,000
4.625%, 06/26/2015		4,100,000	4,156,990
6.750%, 12/01/2014		2,600,000	2,619,500
8.300%, 02/12/2015		6,200,000	6,324,000
American International Group, Inc.
5.050%, 10/01/2015		800,000	834,984
5.450%, 05/18/2017		400,000	440,828
Banco Bilbao Vizcaya Argentaria SA
1.075%, 05/16/2016		7,000,000	7,022,358
Banco de Credito e Inversiones
3.000%, 09/13/2017 (S)		1,800,000	1,845,205
Banco Santander Brasil SA
4.500%, 04/06/2015 (S)		600,000	606,750
Bank of America Corp.
4.500%, 04/01/2015		2,400,000	2,446,658
6.400%, 08/28/2017		4,300,000	4,838,046
6.500%, 08/01/2016		15,700,000	17,134,572
6.875%, 04/25/2018		9,300,000	10,728,350
Bank of America NA
0.534%, 06/15/2017 (P)		9,200,000	9,136,860
0.654%, 05/08/2017 (P)		3,200,000	3,200,774
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		1,200,000	1,290,424
Bank of Montreal
1.950%, 01/30/2017 (S)		900,000	917,874
2.850%, 06/09/2015 (S)		1,000,000	1,016,985
Barclays Bank PLC
0.530%, 05/01/2015		56,500,000	56,490,226
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		1,400,000	1,459,500
6.500%, 03/10/2021 (S)		2,900,000	3,161,000
BPCE SA
0.801%, 11/18/2016 (P)		18,000,000	18,064,188
Caixa Economica Federal
2.375%, 11/06/2017 (S)		1,800,000	1,746,000
Citigroup, Inc.
0.502%, 06/09/2016 (P)		9,600,000	9,547,901
0.760%, 05/01/2017 (P)		26,100,000	26,153,192
1.250%, 01/15/2016		2,600,000	2,610,358
3.953%, 06/15/2016		1,000,000	1,050,221
4.450%, 01/10/2017		500,000	532,767
4.875%, 05/07/2015		2,500,000	2,562,718
5.500%, 10/15/2014		1,400,000	1,402,600
6.125%, 08/25/2036		3,200,000	3,669,011
Credit Suisse/New York
0.535%, 03/11/2016 (P)		9,800,000	9,795,698
Fifth Third Bancorp
0.653%, 12/20/2016 (P)		1,200,000	1,197,353
JPMorgan Chase & Company
0.754%, 02/15/2017 (P)		13,600,000	13,663,988
0.784%, 04/25/2018 (P)		5,300,000	5,327,952
1.068%, 05/30/2017 (P)	GBP	18,400,000	29,426,469
LBG Capital No.1 PLC (8.500% to
12/17/2021, then 3 month
LIBOR + 6.921%)
12/17/2021 (Q)(S)		$700,000	754,715
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q)(S)		14,600,000	21,389,000
Morgan Stanley
6.000%, 04/28/2015		800,000	824,632
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)		6,800,000	7,278,897
National Bank of Canada
2.200%, 10/19/2016 (S)		400,000	410,162
Navient LLC
5.050%, 11/14/2014		5,000,000	5,000,000
6.250%, 01/25/2016		11,800,000	12,248,400
Principal Life Income Funding Trusts
5.550%, 04/27/2015		4,300,000	4,425,951
Prudential Financial, Inc.
3.875%, 01/14/2015		2,228,000	2,249,903
Rabobank Nederland NV
0.565%, 04/28/2017 (P)		7,600,000	7,596,101
Sberbank of Russia
5.499%, 07/07/2015		1,200,000	1,221,972
Springleaf Finance Corp.
5.400%, 12/01/2015		5,200,000	5,317,000
6.500%, 09/15/2017		11,500,000	12,103,750
6.900%, 12/15/2017		9,100,000	9,668,750
State Bank of India
4.500%, 07/27/2015 (S)		2,900,000	2,975,223
Stone Street Trust
5.902%, 12/15/2015 (S)		7,500,000	7,946,948
The Bank of Nova Scotia
1.650%, 10/29/2015 (S)		1,800,000	1,822,590
The Bear Stearns Companies LLC
7.250%, 02/01/2018		9,600,000	11,169,379
The Blackstone Group LP
2.324%, 03/18/2019		1,000,000	998,116

The accompanying notes are an integral part of the financial statements.	269

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Royal Bank of Scotland PLC
1.014%, 10/14/2016 (P)	$4,200,000	$4,194,750
US Bank NA
0.352%, 04/22/2016 (P)	2,700,000	2,700,724
		397,655,263
Health care - 0.1%
Amgen, Inc.
2.300%, 06/15/2016	1,900,000	1,943,573
Industrials - 0.3%
Con-way, Inc.
7.250%, 01/15/2018	800,000	920,712
General Electric Capital Corp.
3.800%, 06/18/2019 (S)	2,100,000	2,237,225
International Lease Finance Corp.
5.750%, 05/15/2016	800,000	836,000
6.750%, 09/01/2016 (S)	2,100,000	2,262,750
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)	962,500	990,413
		7,247,100
Information technology - 0.1%
Apple, Inc.
2.850%, 05/06/2021	1,300,000	1,303,908
Materials - 0.5%
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)	1,200,000	1,227,600
CSN Islands XI Corp.
6.875%, 09/21/2019 (S)	4,500,000	4,736,250
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (S)	2,300,000	2,587,500
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	1,800,000	1,786,500
Rohm & Haas Company
6.000%, 09/15/2017	603,000	674,495
		11,012,345
Telecommunication services - 1.7%
Ooredoo International Finance, Ltd.
3.375%, 10/14/2016 (S)	200,000	207,000
Verizon Communications, Inc.
1.984%, 09/14/2018 (P)	1,400,000	1,474,788
2.500%, 09/15/2016	6,100,000	6,258,722
3.650%, 09/14/2018	4,500,000	4,742,222
Vodafone Group PLC
0.412%, 04/10/2015 (Z)	26,300,000	26,242,211
		38,924,943
Utilities - 0.0%
Red Oak Power LLC
8.540%, 11/30/2019	1,060,978	1,145,856
TOTAL CORPORATE BONDS (Cost $538,867,217)		$572,094,097

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
UBS Preferred Funding Trust V (6.243%
to 05/15/2016, then 3 month
LIBOR + 1.615%)
05/15/2016 (Q)	4,700,000	4,946,750
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,819,286)		$4,946,750
MUNICIPAL BONDS - 5.1%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	2,700,000	4,168,773
Bay Area Toll Authority (California)
7.043%, 04/01/2050	4,200,000	6,017,718
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049	1,100,000	1,288,287
California State University
6.484%, 11/01/2041	2,000,000	2,504,340
California Statewide Communities
Development Authority
7.550%, 05/15/2040	2,700,000	3,365,226
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	1,300,000	1,481,389
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	200,000	218,112
6.899%, 12/01/2040	3,400,000	4,145,892
Chicago Transit Authority, Series B
(Illinois)
6.899%, 12/01/2040	3,300,000	4,023,954
City of Los Angeles (California)
5.713%, 06/01/2039	1,000,000	1,218,090
City of North Las Vegas (Nevada)
6.572%, 06/01/2040	11,600,000	10,314,024
County of Clark (Nevada)
6.820%, 07/01/2045	2,200,000	3,005,464
Dallas Convention Center Hotel
Development Corp. (Texas)
7.088%, 01/01/2042	6,900,000	8,665,848
Illinois Municipal Electric Agency
6.832%, 02/01/2035	2,700,000	3,222,342
Iowa Tobacco Settlement Authority,
Series A
6.500%, 06/01/2023	275,000	275,594
Los Angeles County Public Works
Financing Authority (California)
7.488%, 08/01/2033	500,000	645,005
7.618%, 08/01/2040	5,300,000	7,311,562
Los Angeles Unified School District
(California)
6.758%, 07/01/2034	3,300,000	4,401,705
Mississippi Development Bank
6.313%, 01/01/2033	700,000	805,644
New Jersey State Turnpike Authority
7.414%, 01/01/2040	9,000,000	12,894,660
New York City Municipal Water Finance
Authority (New York)
5.882%, 06/15/2044	3,500,000	4,466,385
6.282%, 06/15/2042	5,100,000	5,885,247
North Carolina Turnpike Authority
6.700%, 01/01/2039	3,000,000	3,373,560
Public Power Generation Agency
(Nebraska)
7.242%, 01/01/2041	500,000	567,240
State of California
7.500%, 04/01/2034	4,800,000	6,838,128
7.550%, 04/01/2039	1,300,000	1,897,584
7.600%, 11/01/2040	2,600,000	3,845,816
State of Iowa
6.750%, 06/01/2034	6,400,000	7,309,184
Tobacco Settlement Financing Corp.
(Rhode Island)
6.250%, 06/01/2042	500,000	498,835

The accompanying notes are an integral part of the financial statements.	270

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

		Shares or
		Principal
		Amount	Value
MUNICIPAL BONDS (continued)
University of California
6.398%, 05/15/2031		$3,300,000	$4,005,540
TOTAL MUNICIPAL BONDS (Cost $99,165,650)			$118,661,148

TERM LOANS (M) - 0.5%
Health care - 0.3%
Community Health Systems, Inc.
3.485%, 01/25/2017		3,989,950	3,965,567
HCA, Inc.
2.904%, 03/31/2017		2,593,451	2,574,000
			6,539,567
Consumer discretionary - 0.1%
Chrysler Group LLC TBD 05/24/2017 (T)		3,092,010	3,065,923
Utilities - 0.1%
Energy Future Intermediate Holding
Company LLC
4.250%, 06/19/2016		2,796,194	2,777,552
TOTAL TERM LOANS (Cost $12,502,023)			$12,383,042

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.0%
Commercial and residential - 6.3%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.331%, 02/25/2045 (P)		534,930	540,023
Arran Residential Mortgages
Funding PLC, Series 2010-1A,
Class A2B
1.598%, 05/16/2047 (P)(S)	EUR	2,990,597	3,814,866
Banc of America Funding, Ltd.,
Series 2012-R5, Class A
0.417%, 10/03/2039 (P)(S)		$9,198,200	9,148,181
Bank of America Funding Corp.
Series 2005-D, Class A1,
2.631%, 05/25/2035 (P)		693,716	710,905
Series 2004-A, Class 1A3,
2.641%, 09/20/2034 (P)		77,229	77,123
Bank of America Mortgage
Securities Trust, Series 2004-2,
Class 5A1
6.500%, 10/25/2031		7,100	7,465
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		2,413,686	2,213,365
Series 2011-RR5, Class 12A1,
5.050%, 03/26/2037 (P)(S)		500,751	493,281
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		4,945,502	5,143,831
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-9, Class 22A1,
3.034%, 11/25/2034 (P)		524,891	529,563
Series 2005-2, Class A1,
2.580%, 03/25/2035 (P)		7,013,742	7,084,188
Series 2002-11, Class 1A2,
2.668%, 02/25/2033 (P)		101,434	95,916
Series 2003-8, Class 2A1,
2.740%, 01/25/2034 (P)		480,583	494,838
Series 2004-3, Class 1A2,
2.753%, 07/25/2034 (P)		36,803	36,896
Series 2004-6, Class 1A1,
2.339%, 09/25/2034 (P)		71,649	64,368
Series 2004-7, Class 1A1,
2.544%, 10/25/2034 (P)		46,630	41,996
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.617%, 09/25/2035 (P)		1,135,316	986,151
Series 2006-8, Class 3A1,
0.315%, 02/25/2034 (P)		1,298,331	1,195,385
Series 2004-9, Class 2A1,
2.452%, 09/25/2034 (P)		81,752	73,987
Series 2005-4, Class 23A1,
2.555%, 05/25/2035 (P)		1,909,321	1,868,663
Bear Stearns Commercial Mortgage
Securities Trust, Series 2007-PW18,
Class A4
5.700%, 06/11/2050		4,200,000	4,614,511
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A2A,
2.514%, 10/25/2035 (P)		312,959	312,518
Series 2005-6, Class A1,
2.200%, 09/25/2035 (P)		6,251,610	6,288,620
Countrywide Alternative Loan Trust
Series 2004-27CB, Class A1,
6.000%, 12/25/2034		5,491,016	5,498,462
Series 2007-OA6, Class A1B,
0.355%, 06/25/2037 (P)		9,030,446	7,760,792
Series 2003-J3, Class 2A1,
6.250%, 12/25/2033		16,554	17,126
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-22, Class A3,
2.493%, 11/25/2034 (P)		1,389,636	1,308,709
Series 2004-HYB9, Class 1A1,
2.469%, 02/20/2035 (P)		2,251,724	2,235,787
Series 2005-3, Class 1A2,
0.445%, 04/25/2035 (P)		281,158	260,431
Series 2003-R4, Class 2A,
5.769%, 01/25/2034 (P)(S)		112,506	116,402
Series 2004-12, Class 11A2,
2.624%, 08/25/2034 (P)		43,351	40,204
Series 2005-HYB9, Class 3A2A,
2.313%, 02/20/2036 (P)		356,217	328,787
Credit Suisse Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.297%, 12/15/2039		2,406,374	2,570,977
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR8,
Class 2A1
2.454%, 09/25/2034 (P)		113,503	114,019
Credit Suisse Mortgage Capital
Certificates, Series 2007-C5, Class A4
5.695%, 09/15/2040 (P)		11,200,000	12,165,720
CSMC, Series 2010-18, Class R
2.465%, 04/26/2038 (P)(S)		2,100,000	2,042,114
European Loan Conduit, Series 25X,
Class A
0.348%, 05/15/2019 (P)	EUR	93,176	116,097

The accompanying notes are an integral part of the financial statements.	271

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
First Nationwide Trust, Series 2001-3,
Class 1A1
6.750%, 08/21/2031	$1,719	$1,772
GMAC Mortgage Corp Loan Trust,
Series 2005-AR6, Class 3A1
2.904%, 11/19/2035 (P)	398,032	386,564
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)	128,974	129,225
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	1,600,000	1,723,384
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.002%, 11/25/2035 (P)	961,948	954,083
HarborView Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.373%, 05/19/2035 (P)	412,914	352,992
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
0.425%, 10/25/2035 (P)	6,059,230	5,445,545
Impac CMB Trust, Series 2004-6,
Class 1A2
0.935%, 10/25/2034 (P)	8,863,122	8,192,769
IndyMac ARM Trust, Series 2001-H2,
Class A2
1.707%, 01/25/2032 (P)	6,251	6,061
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	1,200,000	1,306,354
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	473,069	509,661
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
2.646%, 02/25/2035 (P)	236,283	234,342
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036	153,047	142,232
Mellon Residential Funding Corp.,
Series 2000-TBC2, Class A1
0.634%, 06/15/2030 (P)	848,208	830,323
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A,
1.572%, 10/25/2035 (P)	5,601,289	5,524,294
Series 2005-2, Class 3A,
1.153%, 10/25/2035 (P)	388,193	369,777
Series 2005-3, Class 5A,
0.405%, 11/25/2035 (P)	630,019	613,322
Series 2005-A10, Class A,
0.365%, 02/25/2036 (P)	822,821	756,935
Series 2005-A6, Class 2A3,
0.535%, 08/25/2035 (P)	3,200,000	2,966,026
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4
5.485%, 03/12/2051 (P)	1,300,000	1,409,281
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class A2FX
5.610%, 04/15/2049	1,027,938	1,030,490
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A
5.991%, 08/12/2045 (P)(S)	1,130,685	1,229,635
Nomura Asset Acceptance Corp.,
Series 2004-R1, Class A2
7.500%, 03/25/2034 (S)	167,341	179,577
Prime Mortgage Trust
Series 2004-CL1, Class 1A2,
0.555%, 02/25/2034 (P)	148,267	138,949
Series 2004-CL1, Class 2A2,
0.555%, 02/25/2019 (P)	1,337	1,316
RBSSP Resecuritization Trust
Series 2011-3, Class 2A1,
0.405%, 02/26/2037 (P)(S)	3,384,740	3,162,505
Series 2011-4, Class 6A1,
0.395%, 06/27/2036 (P)(S)	3,200,000	2,713,728
Residential Asset Securitization Trust,
Series 2005-A1, Class A1
5.500%, 04/25/2035	8,462,286	8,611,840
Residential Funding Mortgage
Securities I Trust, Series 2004-S9,
Class 1A23
5.500%, 12/25/2034	300,000	312,203
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-8, Class 3A
2.437%, 07/25/2034 (P)	131,212	131,989
Structured Asset
Mortgage Investments, Inc.
Series 2005-AR2, Class 2A1,
0.385%, 05/25/2045 (P)	33,521	30,479
Series 2005-AR5, Class A3,
0.403%, 07/19/2035 (P)	1,467,264	1,363,896
Structured Asset Securities Corp.
Series 2001-21A, Class 1A1,
2.218%, 01/25/2032 (P)	10,958	10,636
Series 2002-1A, Class 4A,
2.516%, 02/25/2032 (P)	14,078	13,834
Series 2006-11, Class A1,
2.604%, 10/28/2035 (P)(S)	454,568	431,109
Wachovia Bank Commercial
Mortgage Trust, Series 2007-WHL8,
Class A1
0.234%, 06/15/2020 (P)(S)	535,732	533,102
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.315%, 11/25/2042 (P)	155,135	151,968
Series 2002-AR2, Class A,
1.926%, 02/27/2034 (P)	50,070	49,590
Series 2002-AR6, Class A,
1.515%, 06/25/2042 (P)	6,642	6,440
Series 2002-AR9, Class 1A,
1.515%, 08/25/2042 (P)	512,229	494,322
Series 2005-AR13, Class A1A1,
0.445%, 10/25/2045 (P)	367,376	351,077
Series 2005-AR2, Class 2A1A,
0.465%, 01/25/2045 (P)	21,313	20,352
Series 2005-AR6, Class 2A1A,
0.385%, 04/25/2045 (P)	37,257	35,531
Washington Mutual MSC Mortgage Pass-
Through CTFS, Series 2003-AR1,
Class 2A
2.027%, 02/25/2033 (P)	83,426	83,333

The accompanying notes are an integral part of the financial statements.	272

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.615%, 01/25/2035 (P)		$1,061,166	$1,065,083
Series 2006-AR10, Class 1A1,
2.610%, 07/25/2036 (P)		3,563,743	3,462,932
Series 2006-AR2, Class 2A1,
2.615%, 03/25/2036 (P)		1,547,096	1,548,811
Series 2006-AR2, Class 2A5,
2.615%, 03/25/2036 (P)		4,641,289	4,481,647
			143,913,583
U.S. government agency - 0.7%
Federal Home Loan Mortgage Corp.
Series 2204, Class Z,
7.500%, 12/20/2029		391,257	444,396
Series 2247, Class Z,
7.500%, 08/15/2030		184,394	212,663
Series 2362, Class ZA,
6.500%, 09/15/2031		237,526	263,627
Series 2503, Class PZ,
6.000%, 09/15/2032		855,397	937,047
Series 2906, Class GZ,
5.000%, 09/15/2034		485,953	531,295
Series 2935, Class HJ,
5.000%, 02/15/2035		400,000	431,121
Series 2941, Class WE,
5.000%, 03/15/2035		274,476	299,374
Series 3149, Class LF,
0.454%, 05/15/2036 (P)		1,019,421	1,025,509
Series 3335, Class BF,
0.304%, 07/15/2019 (P)		499,147	500,044
Series 3335, Class FT,
0.304%, 08/15/2019 (P)		1,354,383	1,356,784
Series T-63, Class 1A1,
1.318%, 02/25/2045 (P)		161,265	163,502
Series 2489, Class PE,
6.000%, 08/15/2032		234,733	264,000
Federal National Mortgage Association
Series 2002-56, Class ZQ,
6.000%, 09/25/2032		3,140,117	3,468,049
Series 2003-116, Class FA,
0.555%, 11/25/2033 (P)		98,181	98,826
Series 2003-W1, Class 1A1,
5.883%, 12/25/2042 (P)		273,637	306,595
Series 2004-11, Class A,
0.275%, 03/25/2034 (P)		20,381	20,287
Series 2004-T1, Class 1A1,
6.000%, 01/25/2044		93,401	104,947
Series 2005-75, Class FL,
0.605%, 09/25/2035 (P)		2,531,555	2,550,225
Series 2005-9, Class ZA,
5.000%, 02/25/2035		802,249	876,709
Series 2006-5, Class 3A2,
2.202%, 05/25/2035 (P)		163,837	167,345
Series 2007-30, Class AF,
0.465%, 04/25/2037 (P)		1,012,858	1,015,380
Series 2007-73, Class A1,
0.215%, 07/25/2037 (P)		98,668	96,723
Government National
Mortgage Association
Series 2004-105, Class JZ,
5.000%, 12/20/2034		161,984	162,683
Series 2005-21, Class Z,
5.000%, 03/20/2035		1,279,810	1,427,892
Series 2005-3, Class JZ,
5.000%, 01/16/2035		161,984	166,936
Series 2005-3, Class KZ,
5.000%, 01/16/2035		161,312	166,063
			17,058,022
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $154,473,545)			$160,971,605

ASSET BACKED SECURITIES - 3.4%
Chrysler Capital Auto Receivables Trust
0.200%, 10/15/2015 (S)		9,400,000	9,400,301
Countrywide Asset-Backed Certificates
Series 2004-10, Class MV2,
1.160%, 01/25/2035 (P)		3,312,114	3,308,895
Series 2005-14, Class 3A3,
0.505%, 04/25/2036 (P)		2,340,046	2,296,921
Series 2006-3, Class 2A2,
0.335%, 06/25/2036 (P)		2,283,706	2,224,899
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB6,
Class A3
0.375%, 07/25/2037 (P)(S)		7,542,724	5,008,934
EMC Mortgage Loan Trust,
Series 2001-A Class A
0.895%, 05/25/2040 (P)(S)		623,762	563,596
GSAA Trust, Series 2005-7, Class AF4
5.058%, 05/25/2035 (P)		5,158,000	4,624,328
Hillmark Funding, Series 2006-1A,
Class A1
0.484%, 05/21/2021 (P)(S)		8,921,561	8,815,858
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.715%, 10/25/2034 (P)		86,584	78,726
Mastr Asset Backed Securities Trust
Series 2005-WF1, Class M2,
0.585%, 06/25/2035 (P)		2,700,000	2,524,152
Series 2006-NC2, Class A3,
0.265%, 08/25/2036 (P)		5,356,066	2,840,900
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-WMC1, Class A2C
0.465%, 12/25/2035 (P)		5,068,729	4,551,962
Morgan Stanley Home Equity Loan Trust,
Series 2007-2, Class A2
0.325%, 04/25/2037 (P)		2,395,254	1,534,228
New Century Home Equity Loan Trust
Series 2005-4, Class M2,
0.665%, 09/25/2035 (P)		1,100,000	955,912
Series 2005-C, Class A2C,
0.405%, 12/25/2035 (P)		3,441,456	3,363,572
Park Place Securities, Inc.
Series 2005-WCW3, Class M1,
0.635%, 08/25/2035 (P)		1,000,000	922,405
Series 2005-WCW3, Class M2,
0.645%, 08/25/2035 (P)		3,400,000	2,629,835
Penta CLO SA, Series 2007-1X, Class A1
0.614%, 06/04/2024 (P)	EUR	1,065,138	1,325,547
RASC Trust, Series 2005-KS4, Class M2
0.735%, 05/25/2035 (P)		$3,404,000	3,218,540

The accompanying notes are an integral part of the financial statements.	273

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Securitized Asset Backed
Receivables LLC Trust,
Series 2006-FR3, Class A3
0.405%, 05/25/2036 (P)		$4,261,653	$2,535,138
SLM Student Loan Trust
Series 2008-9, Class A,
1.734%, 04/25/2023 (P)		8,673,054	8,989,074
Series 2010-C, Class A2,
2.804%, 12/16/2019 (P)(S)		706,545	718,264
Soundview Home Equity Loan Trust,
Series 2007-OPT1, Class 2A1
0.235%, 06/25/2037 (P)		497,348	296,420
Specialty Underwriting & Residential
Finance Trust, Series 2005-BC2,
Class M3
0.805%, 12/25/2035 (P)		5,200,000	4,786,262
TOTAL ASSET BACKED SECURITIES (Cost $75,184,069)			$77,514,669

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		11	176
TOTAL COMMON STOCKS (Cost $57)			$176

PREFERRED SECURITIES - 1.1%
Financials - 1.1%
Sovereign Real Estate
Investment Trust, 12.000% (S)		5,520	$7,424,400
Wells Fargo & Company,
Series L, 7.500%		14,800	17,797,148
TOTAL PREFERRED SECURITIES (Cost $26,824,900)			$25,221,548

COMMERCIAL PAPER - 2.5%
Consumer staples - 0.1%
BAT International Finance PLC
0.290%, 10/17/2014*		$3,100,000	$3,099,600
Utilities - 0.2%
Commonwealth Edison Company
0.270%, 10/16/2014*		4,700,000	4,699,471
Consumer discretionary - 0.6%
Cox Enterprises, Inc.
0.270%, 10/16/2014*		5,000,000	4,999,438
Volkswagen Auto Lease Trust
0.270%, 10/27/2014*		9,500,000	9,498,148
			14,497,586
Materials - 0.6%
Glencore Funding LLC
0.330%, 10/22/2014*		13,600,000	13,597,382
Information technology - 1.0%
Hitachi America
0.320%, 10/15/2014*		22,900,000	22,897,150
TOTAL COMMERCIAL PAPER (Cost $58,791,189)			$58,791,189

SHORT-TERM INVESTMENTS - 9.4%
Certificate of deposit - 1.0%
Credit Suisse New York
0.464%, 03/17/2015*		2,000,000	1,999,798
Itau Unibanco Holding SA
1.455%, 10/31/2014*		20,000,000	19,982,600
			21,982,398
Foreign government - 5.3%
Government of Mexico
2.732%, 12/11/2014 *	MXN	69,720,000	$5,161,009
2.842%, 01/22/2015 *		352,400,000	25,995,289
2.869%, 11/13/2014 *		24,800,000	1,840,080
2.885%, 02/19/2015 *		79,262,000	5,832,475
2.924%, 02/05/2015 *		364,800,000	26,877,127
Japan Treasury Discount Bill
0.003%, 03/10/2015 *	JPY	60,000,000	547,064
0.003%, 12/15/2014 *		612,000,000	55,800,785
			122,053,829
Repurchase agreement - 3.1%
Repurchase Agreement with Royal Bank
of Canada dated 09/30/2014 at 0.000%
to be repurchased at $50,000,000 on
10/01/2014, collateralized by
$51,258,000 U.S. Treasury Notes,
1.500 - 2.00% due 12/31/2018 -
02/28/2021 (valued at $51,037,902,
including interest)		$50,000,000	50,000,000
Repurchase Agreement with State
Street Corp. dated 09/30/2014 at
0.000% to be repurchased at
$22,148,000 on 10/01/2014,
collateralized by $22,400,000 Federal
Home Loan Mortgage Corp., 1.680%
due 11/19/2018 (valued at $22,596,000,
including interest)		22,148,000	22,148,000
			72,148,000
TOTAL SHORT-TERM INVESTMENTS (Cost $218,881,783)			$216,184,227
Total Investments (Total Return Trust)
(Cost $2,517,749,978) - 110.0%			$2,537,844,306
Other assets and liabilities, net - (10.0%)			(231,509,471)
TOTAL NET ASSETS - 100.0%			$2,306,334,835

Total Stock Market Index Trust

		Shares or
		Principal
		Amount	Value
COMMON STOCKS - 99.3%
Consumer discretionary - 12.8%
Auto components - 0.5%
American Axle &
Manufacturing Holdings, Inc. (I)		1,888	$31,662
Autoliv, Inc. (L)		2,279	209,486
BorgWarner, Inc.		5,428	285,567
Cooper Tire & Rubber Company		1,494	42,878
Dana Holding Corp.		3,498	67,057
Dorman Products, Inc. (I)(L)		912	36,535
Drew Industries, Inc.		570	24,048
Exide Technologies (I)		2,107	348
Federal-Mogul Holdings Corp. (I)		3,688	54,841
Fox Factory Holding Corp. (I)		1,016	15,748
Fuel Systems Solutions, Inc. (I)		460	4,099
Gentex Corp.		3,389	90,724
Gentherm, Inc. (I)		952	40,203
Icahn Enterprises LP		2,666	282,169
Johnson Controls, Inc.		16,409	721,996

The accompanying notes are an integral part of the financial statements.	274

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Lear Corp.	1,908	$164,870
Modine Manufacturing Company (I)	1,300	15,431
Motorcar Parts of America, Inc. (I)	567	15,428
Shiloh Industries, Inc. (I)	550	9,356
Standard Motor Products, Inc.	572	19,694
Stoneridge, Inc. (I)	901	10,154
Strattec Security Corp.	197	16,026
Superior Industries International, Inc.	865	15,163
Sypris Solutions, Inc.	379	1,247
Tenneco, Inc. (I)	1,435	75,065
The Goodyear Tire & Rubber Company	5,874	132,664
Tower International, Inc. (I)	623	15,693
TRW Automotive Holdings Corp. (I)	2,797	283,196
UQM Technologies, Inc. (I)(L)	2,453	3,459
Visteon Corp. (I)	1,239	120,493
		2,805,300
Automobiles - 0.6%
Ford Motor Company	94,519	1,397,872
General Motors Company	37,533	1,198,804
Harley-Davidson, Inc.	5,312	309,158
Tesla Motors, Inc. (I)	2,977	722,458
Thor Industries, Inc.	1,235	63,603
Winnebago Industries, Inc. (I)	747	16,262
		3,708,157
Distributors - 0.1%
Core-Mark Holding Company, Inc.	592	31,400
Educational Development Corp.	1,013	4,690
Genuine Parts Company	3,663	321,282
LKQ Corp. (I)	7,110	189,055
Pool Corp.	1,169	63,032
VOXX International Corp. (I)	862	8,017
Weyco Group, Inc.	372	9,341
		626,817
Diversified consumer services - 0.2%
American Public Education, Inc. (I)	453	12,226
Apollo Education Group, Inc. (I)	2,755	69,288
Ascent Capital Group, Inc., Class A (I)	363	21,853
Bridgepoint Education, Inc. (I)	1,121	12,510
Bright Horizons Family Solutions, Inc. (I)	1,463	61,534
Capella Education Company	323	20,220
Career Education Corp. (I)	1,814	9,215
Chegg, Inc. (I)(L)	2,115	13,198
Collectors Universe, Inc.	520	11,440
Corinthian Colleges, Inc. (I)(L)	2,076	229
DeVry Education Group, Inc.	1,447	61,946
Education Management Corp. (I)(L)	3,020	3,292
Graham Holdings Company, Class B	172	120,329
Grand Canyon Education, Inc. (I)	1,133	46,192
H&R Block, Inc.	6,513	201,968
Houghton Mifflin Harcourt Company (I)	3,348	65,085
ITT Educational Services, Inc. (I)(L)	608	2,608
K12, Inc. (I)(L)	1,084	17,301
Learning Tree International, Inc. (I)	519	1,214
LifeLock, Inc. (I)	2,000	28,580
Lincoln Educational Services Corp.	678	1,905
Regis Corp.	1,321	21,083
Service Corp. International	5,207	110,076
Sotheby’s	1,604	57,295
Steiner Leisure, Ltd. (I)	379	14,247
Strayer Education, Inc. (I)	266	15,928
Universal Technical Institute, Inc.	601	5,619
Weight Watchers International, Inc. (I)(L)	1,290	35,398
		1,041,779
Hotels, restaurants and leisure - 2.2%
Ambassadors Group, Inc. (I)	714	2,642
ARAMARK Holdings Corp.	5,274	138,706
Bally Technologies, Inc. (I)	954	76,988
BJ’s Restaurants, Inc. (I)	673	24,221
Bloomin’ Brands, Inc. (I)	2,978	54,617
Bob Evans Farms, Inc. (L)	638	30,203
Boyd Gaming Corp. (I)	2,796	28,407
Bravo Brio Restaurant Group, Inc. (I)	563	7,302
Brinker International, Inc.	1,629	82,737
Buffalo Wild Wings, Inc. (I)	478	64,181
Burger King Worldwide, Inc. (L)	8,261	245,021
Caesars Entertainment Corp. (I)(L)	3,301	41,527
Carnival Corp.	14,093	566,116
Carrols Restaurant Group, Inc. (I)	1,012	7,195
Cedar Fair LP	1,413	66,793
Chipotle Mexican Grill, Inc. (I)	735	489,944
Choice Hotels International, Inc.	1,424	74,048
Churchill Downs, Inc.	455	44,363
Chuy’s Holdings, Inc. (I)	526	16,511
ClubCorp Holdings, Inc.	1,666	33,037
Cracker Barrel Old Country Store, Inc.	600	61,914
Darden Restaurants, Inc. (L)	3,087	158,857
Del Frisco’s Restaurant Group, Inc. (I)(L)	746	14,278
Diamond Resorts International, Inc. (I)	1,862	42,379
DineEquity, Inc.	453	36,960
Domino’s Pizza, Inc.	1,357	104,435
Dover Downs Gaming
& Entertainment, Inc. (I)	2,511	2,486
Dunkin’ Brands Group, Inc.	2,520	112,946
Einstein Noah Restaurant Group, Inc.	822	16,572
Eldorado Resorts, Inc. (I)	755	3,209
Extended Stay America, Inc.	4,390	104,219
Famous Dave’s of America, Inc. (I)	354	9,530
Fiesta Restaurant Group, Inc. (I)	623	30,951
Hilton Worldwide Holdings, Inc. (I)	23,481	578,337
Hyatt Hotels Corp., Class A (I)	3,677	222,532
Ignite Restaurant Group, Inc. (I)	1,066	6,396
International Game Technology	6,105	102,991
International Speedway Corp., Class A	1,141	36,101
Interval Leisure Group, Inc.	1,455	27,718
Isle of Capri Casinos, Inc. (I)	996	7,470
Jack in the Box, Inc.	1,138	77,600
Jamba, Inc. (I)	541	7,693
Krispy Kreme Doughnuts, Inc. (I)	1,678	28,794
Las Vegas Sands Corp.	19,655	1,222,738
Life Time Fitness, Inc. (I)	1,011	50,995
Luby’s, Inc. (I)	958	5,097
Marriott International, Inc., Class A	7,170	501,183
Marriott Vacations Worldwide Corp. (I)	845	53,581
McDonald’s Corp.	23,770	2,253,634
MGM Resorts International (I)	11,748	267,619
Morgans Hotel Group Company (I)	1,054	8,506
Multimedia Games Holding Company, Inc. (I)	748	26,935
Nathan’s Famous, Inc. (I)	239	16,178
Noodles & Company (I)	785	15,064
Norwegian Cruise Line Holdings, Ltd. (I)	4,863	175,165
Panera Bread Company, Class A (I)	709	115,368
Papa John’s International, Inc.	1,112	44,469
Penn National Gaming, Inc. (I)	1,750	19,618
Pinnacle Entertainment, Inc. (I)	1,364	34,223

The accompanying notes are an integral part of the financial statements.	275

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Popeyes Louisiana Kitchen, Inc. (I)	656	$26,568
Potbelly Corp. (I)	678	7,905
RCI Hospitality Holdings, Inc. (I)	508	5,598
Red Robin Gourmet Burgers, Inc. (I)	383	21,793
Royal Caribbean Cruises, Ltd.	5,278	355,157
Ruby Tuesday, Inc. (I)	1,530	9,012
Ruth’s Hospitality Group, Inc.	1,218	13,447
Scientific Games Corp., Class A (I)(L)	2,110	22,725
SeaWorld Entertainment, Inc.	2,292	44,075
Six Flags Entertainment Corp.	2,270	78,065
Sonic Corp. (I)	1,141	25,513
Speedway Motorsports, Inc.	1,275	21,752
Starbucks Corp.	17,995	1,357,903
Starwood Hotels & Resorts Worldwide, Inc.	4,638	385,928
Texas Roadhouse, Inc.	1,780	49,555
The Cheesecake Factory, Inc.	1,368	62,244
The Marcus Corp.	1,040	16,432
The Wendy’s Company	9,313	76,925
Town Sports International Holdings, Inc.	871	5,836
Vail Resorts, Inc.	847	73,486
Wyndham Worldwide Corp.	3,165	257,188
Wynn Resorts, Ltd.	2,431	454,791
Yum! Brands, Inc.	10,624	764,716
		12,835,914
Household durables - 0.5%
Beazer Homes USA, Inc. (I)	590	9,900
Blyth, Inc. (L)	424	3,443
Cavco Industries, Inc. (I)	228	15,504
CSS Industries, Inc.	310	7,518
D.R. Horton, Inc.	7,767	159,379
Ethan Allen Interiors, Inc.	771	17,579
Harman International Industries, Inc.	1,598	156,668
Helen of Troy, Ltd. (I)	851	44,695
Hovnanian Enterprises, Inc., Class A (I)(L)	3,216	11,803
iRobot Corp. (I)(L)	671	20,432
Jarden Corp. (I)	3,017	181,352
KB Home (L)	2,395	35,781
Kid Brands, Inc. (I)	1,087	2
La-Z-Boy, Inc.	1,265	25,034
Leggett & Platt, Inc.	3,381	118,065
Lennar Corp., Class A	4,628	179,705
Libbey, Inc. (I)	573	15,047
M/I Homes, Inc. (I)	794	15,737
MDC Holdings, Inc. (L)	1,172	29,675
Meritage Homes Corp. (I)	836	29,678
Mohawk Industries, Inc. (I)	1,719	231,756
NACCO Industries, Inc., Class A	208	10,344
Newell Rubbermaid, Inc.	6,880	236,741
NVR, Inc. (I)	111	125,432
PulteGroup, Inc.	9,330	164,768
Skullcandy, Inc. (I)	724	5,640
Standard Pacific Corp. (I)	6,946	52,026
Taylor Morrison Home Corp., Class A (I)	3,050	49,471
Tempur Sealy International, Inc. (I)	1,438	80,772
The Ryland Group, Inc.	1,096	36,431
Toll Brothers, Inc. (I)	4,194	130,685
TRI Pointe Homes, Inc. (I)	986	12,759
Tupperware Brands Corp.	1,244	85,886
Universal Electronics, Inc. (I)	417	20,587
Whirlpool Corp.	1,879	273,676
William Lyon Homes, Class A (I)	882	19,492
		2,613,463
Internet and catalog retail - 1.3%
1-800-Flowers.com, Inc., Class A (I)	2,046	14,711
Amazon.com, Inc. (I)	11,020	3,553,289
Blue Nile, Inc. (I)	298	8,508
CafePress, Inc. (I)	462	1,446
Coupons.com, Inc. (I)	1,821	21,779
Expedia, Inc.	3,163	277,142
Gaiam, Inc., Class A (I)	955	7,010
Groupon, Inc. (I)(L)	16,033	107,100
HomeAway, Inc. (I)	2,080	73,840
HSN, Inc.	1,254	76,958
Lands’ End, Inc. (I)	774	31,827
Liberty Interactive Corp., Series A (I)	13,494	384,849
Liberty Tripadvisor Holdings, Inc. (I)	1,688	57,223
Liberty Ventures, Series A (I)	1,688	64,076
Netflix, Inc. (I)	1,432	646,090
Nutrisystem, Inc.	805	12,373
Orbitz Worldwide, Inc. (I)	2,566	20,194
Overstock.com, Inc. (I)(L)	704	11,869
RetailMeNot, Inc. (I)	1,273	20,572
Shutterfly, Inc. (I)	874	42,599
The Priceline Group, Inc. (I)	1,255	1,454,018
TripAdvisor, Inc. (I)	3,127	285,870
US Auto Parts Network, Inc. (I)	2,643	7,453
ValueVision Media, Inc., Class A (I)	1,151	5,905
zulily, Inc., Class A (I)(L)	2,964	112,306
		7,299,007
Leisure products - 0.1%
Arctic Cat, Inc.	418	14,555
Black Diamond, Inc. (I)(L)	814	6,154
Brunswick Corp.	2,230	93,972
Callaway Golf Company	2,390	17,304
Hasbro, Inc.	3,067	168,670
LeapFrog Enterprises, Inc. (I)(L)	1,585	9,494
Marine Products Corp.	1,228	9,689
Mattel, Inc.	8,154	249,920
Nautilus, Inc. (I)	985	11,790
Polaris Industries, Inc.	1,640	245,656
Smith & Wesson Holding Corp. (I)(L)	1,795	16,945
Sturm Ruger & Company, Inc. (L)	479	23,323
		867,472
Media - 3.6%
AH Belo Corp., Class A	745	7,949
AMC Entertainment Holdings, Inc., Class A	2,380	54,716
AMC Networks, Inc., Class A (I)	1,778	103,871
Ballantyne Strong, Inc. (I)	629	2,799
Cablevision Systems Corp., Class A (L)	6,588	115,356
Carmike Cinemas, Inc. (I)	672	20,819
CBS Corp., Class B	13,905	743,918
Charter Communications, Inc., Class A (I)	2,469	373,733
Cinemark Holdings, Inc.	2,760	93,950
Clear Channel Outdoor Holdings, Inc., Class A	8,558	57,681
Comcast Corp., Class A	62,395	3,355,603
Crown Media Holdings, Inc., Class A (I)	6,814	21,805
Cumulus Media, Inc., Class A (I)	5,525	22,266
DIRECTV (I)	12,334	1,067,138
Discovery Communications, Inc., Series A (I)	5,659	213,910
Discovery Communications, Inc., Series C (I)	5,659	210,968
DISH Network Corp., Class A (I)	10,904	704,180
DreamWorks Animation
SKG, Inc., Class A (I)	2,049	55,876
Entercom Communications Corp., Class A (I)	1,104	8,865
Entravision Communications Corp., Class A	1,922	7,611

The accompanying notes are an integral part of the financial statements.	276

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Gannett Company, Inc.	5,540	$164,372
Gray Television, Inc. (I)	1,733	13,656
Harte-Hanks, Inc.	2,038	12,982
Hemisphere Media Group Inc (I)(L)	1,373	14,636
John Wiley & Sons, Inc., Class A	1,356	76,085
Journal Communications, Inc., Class A (I)	1,356	11,431
Lamar Advertising Company, Class A	2,209	108,793
Liberty Media Corp. (I)	5,256	246,979
Liberty Media Corp., Series A (I)	2,628	123,989
Lions Gate Entertainment Corp. (L)	3,487	114,966
Live Nation Entertainment, Inc. (I)	4,633	111,285
Loral Space & Communications, Inc. (I)	552	39,639
Media General, Inc. (I)	2,000	26,220
Meredith Corp.	1,111	47,551
Morningstar, Inc.	1,144	77,678
National CineMedia, Inc.	1,475	21,402
New Media Investment Group, Inc.	588	9,778
News Corp., Class A (I)	13,885	227,020
Nexstar Broadcasting Group, Inc., Class A (L)	731	29,547
NTN Buzztime, Inc. (I)	6,691	2,208
Omnicom Group, Inc.	6,175	425,211
ReachLocal, Inc. (I)(L)	903	3,260
Regal Entertainment Group, Class A (L)	3,768	74,908
Rentrak Corp. (I)	316	19,257
Saga Communications, Inc., Class A	236	7,925
Scholastic Corp.	891	28,797
Scripps Networks Interactive, Inc., Class A	3,449	269,332
SFX Entertainment, Inc. (I)(L)	1,933	9,704
Sinclair Broadcast Group, Inc., Class A (L)	2,413	62,955
Sirius XM Holdings, Inc. (I)(L)	148,791	519,281
Sizmek, Inc. (I)	594	4,598
Starz, Class A (I)	2,742	90,705
The Dolan Company (I)	898	55
The EW Scripps Company, Class A (I)(L)	1,602	26,129
The Interpublic Group of Companies, Inc.	9,986	182,944
The Madison Square Garden, Inc., Class A (I)	1,857	122,785
The McClatchy Company, Class A (I)(L)	2,673	8,981
The New York Times Company, Class A	3,548	39,809
The Walt Disney Company	41,752	3,717,181
Thomson Reuters Corp.	19,581	712,944
Time Warner Cable, Inc.	6,801	975,875
Time Warner, Inc.	21,325	1,603,853
Time, Inc. (I)	2,730	63,964
Twenty-First Century Fox, Inc., Class A	53,888	1,847,820
Value Line, Inc.	890	14,213
Viacom, Inc., Class B	10,535	810,563
World Wrestling
Entertainment, Inc., Class A (L)	1,906	26,246
		20,392,526
Multiline retail - 0.6%
Big Lots, Inc.	1,333	57,386
Burlington Stores, Inc. (I)	1,886	75,176
Dillard’s, Inc., Class A	1,068	116,391
Dollar General Corp. (I)	7,485	457,408
Dollar Tree, Inc. (I)	5,307	297,563
Family Dollar Stores, Inc.	2,697	208,316
Gordmans Stores, Inc. (I)	629	2,151
J.C. Penney Company, Inc. (I)(L)	7,487	75,169
Kohl’s Corp.	5,117	312,291
Macy’s, Inc.	8,812	512,682
Nordstrom, Inc.	4,601	314,570
Sears Holdings Corp. (I)(L)	2,576	64,992
Target Corp.	15,075	944,901
The Bon-Ton Stores, Inc.	475	3,971
Tuesday Morning Corp. (I)(L)	867	16,824
		3,459,791
Specialty retail - 2.2%
Aaron’s, Inc.	1,760	42,803
Abercrombie & Fitch Company, Class A	1,748	63,522
Advance Auto Parts, Inc.	1,706	222,292
Aeropostale, Inc. (I)	1,988	6,541
America’s Car-Mart, Inc. (I)	311	12,312
American Eagle Outfitters, Inc. (L)	4,630	67,228
ANN, Inc. (I)	1,174	48,287
Asbury Automotive Group, Inc. (I)	788	50,763
Ascena Retail Group, Inc. (I)	3,897	51,830
AutoNation, Inc. (I)	2,887	145,245
AutoZone, Inc. (I)	828	421,998
Barnes & Noble, Inc. (I)	1,472	29,057
bebe stores, Inc.	2,882	6,686
Bed Bath & Beyond, Inc. (I)	4,992	328,623
Best Buy Company, Inc.	8,097	271,978
Big 5 Sporting Goods Corp.	708	6,634
Brown Shoe Company, Inc.	1,051	28,514
Build-A-Bear Workshop, Inc. (I)	637	8,332
Cabela’s, Inc. (I)	1,645	96,891
CarMax, Inc. (I)	5,331	247,625
Chico’s FAS, Inc.	3,855	56,938
Christopher & Banks Corp. (I)	1,641	16,229
Citi Trends, Inc. (I)	426	9,415
Coldwater Creek, Inc. (I)	728	7
Conn’s, Inc. (I)(L)	865	26,184
Dick’s Sporting Goods, Inc.	2,969	130,280
DSW, Inc., Class A	2,180	65,640
Express, Inc. (I)	2,124	33,156
Five Below, Inc. (I)(L)	1,344	53,236
Foot Locker, Inc.	3,637	202,399
Francesca’s Holdings Corp. (I)	1,068	14,877
GameStop Corp., Class A (L)	2,835	116,802
Genesco, Inc. (I)	586	43,804
GNC Holdings, Inc., Class A	2,254	87,320
Group 1 Automotive, Inc.	591	42,972
Guess?, Inc.	2,072	45,522
Haverty Furniture Companies, Inc.	645	14,055
hhgregg, Inc. (I)	733	4,625
Hibbett Sports, Inc. (I)(L)	640	27,283
Kirkland’s, Inc. (I)	488	7,862
L Brands, Inc.	6,889	461,425
Lithia Motors, Inc., Class A	616	46,625
Lowe’s Companies, Inc.	24,207	1,281,034
Lumber Liquidators Holdings, Inc. (I)(L)	689	39,535
MarineMax, Inc. (I)	667	11,239
Mattress Firm Holding Corp. (I)(L)	808	48,528
Monro Muffler Brake, Inc.	719	34,893
Murphy USA, Inc. (I)	1,119	59,374
New York & Company, Inc. (I)	1,751	5,306
O’Reilly Automotive, Inc. (I)	2,553	383,869
Office Depot, Inc. (I)	13,244	68,074
Outerwall, Inc. (I)	657	36,858
Pacific Sunwear of California, Inc. (I)	2,141	3,854
Penske Automotive Group, Inc.	2,187	88,770
PetSmart, Inc.	2,486	174,244
Pier 1 Imports, Inc.	2,566	30,510
RadioShack Corp. (I)(L)	2,580	2,554
Rent-A-Center, Inc.	1,268	38,484
Restoration Hardware Holdings, Inc. (I)(L)	923	73,425

The accompanying notes are an integral part of the financial statements.	277

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Ross Stores, Inc.	5,092	$384,853
Sally Beauty Holdings, Inc. (I)	3,922	107,345
Sears Hometown and Outlet Stores, Inc. (I)	553	8,572
Select Comfort Corp. (I)	1,360	28,451
Shoe Carnival, Inc.	708	12,609
Signet Jewelers, Ltd.	1,867	212,670
Sonic Automotive, Inc., Class A	1,330	32,598
Stage Stores, Inc.	827	14,150
Staples, Inc.	15,494	187,477
Stein Mart, Inc.	1,168	13,490
Systemax, Inc. (I)	1,275	15,899
The Buckle, Inc. (L)	1,131	51,336
The Cato Corp., Class A	724	24,949
The Children’s Place Retail Stores, Inc.	580	27,643
The Container Store Group, Inc. (I)	1,158	25,210
The Finish Line, Inc., Class A	1,184	29,636
The Gap, Inc.	10,591	441,539
The Home Depot, Inc.	33,016	3,028,888
The Men’s Wearhouse, Inc.	1,225	57,845
The Pep Boys - Manny, Moe & Jack (I)	1,341	11,948
The TJX Companies, Inc.	16,805	994,352
The Wet Seal, Inc., Class A (I)(L)	2,075	1,090
Tiffany & Company	3,043	293,071
Tile Shop Holdings, Inc. (I)(L)	1,280	11,840
Tilly’s, Inc., Class A (I)	677	5,091
Tractor Supply Company	3,256	200,277
TravelCenters of America, LLC (I)	761	7,519
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,522	179,855
Urban Outfitters, Inc. (I)	3,390	124,413
Vitamin Shoppe, Inc. (I)	703	31,206
West Marine, Inc. (I)	659	5,931
Williams-Sonoma, Inc.	2,357	156,905
Zumiez, Inc. (I)	769	21,609
		12,794,635
Textiles, apparel and luxury goods - 0.9%
Carter’s, Inc.	1,370	106,202
Charles & Colvard, Ltd. (I)	983	2,084
Coach, Inc.	6,560	233,602
Columbia Sportswear Company (L)	1,582	56,604
Crocs, Inc. (I)	2,044	25,714
Culp, Inc.	414	7,514
Deckers Outdoor Corp. (I)	863	83,866
Fossil Group, Inc. (I)	1,346	126,389
G-III Apparel Group, Ltd. (I)	510	42,259
Hanesbrands, Inc.	2,352	252,699
Iconix Brand Group, Inc. (I)	1,282	47,357
Kate Spade & Company (I)	2,991	78,454
Movado Group, Inc.	660	21,820
NIKE, Inc., Class B	21,198	1,890,862
Oxford Industries, Inc.	405	24,701
Perry Ellis International, Inc. (I)	451	9,178
PVH Corp.	1,924	233,093
Quiksilver, Inc. (I)	4,192	7,210
Ralph Lauren Corp.	2,143	353,016
Rocky Brands, Inc.	382	5,382
Skechers U.S.A., Inc., Class A (I)	1,206	64,292
Steven Madden, Ltd. (I)	1,684	54,275
Tumi Holdings, Inc. (I)	1,612	32,804
Under Armour, Inc., Class A (I)(L)	5,036	347,988
Vera Bradley, Inc. (I)	970	20,060
VF Corp.	10,534	695,560
Vince Holding Corp. (I)	896	27,113
Wolverine World Wide, Inc.	2,360	59,142
		4,909,240
		73,354,101
Consumer staples - 8.6%
Beverages - 1.8%
Brown-Forman Corp., Class B	5,110	461,024
Coca-Cola Bottling Company Consolidated	249	18,583
Coca-Cola Company	105,928	4,518,888
Coca-Cola Enterprises, Inc.	6,333	280,932
Constellation Brands, Inc., Class A (I)	4,502	392,394
Craft Brew Alliance, Inc. (I)	889	12,802
Dr. Pepper Snapple Group, Inc.	4,825	310,296
MGP Ingredients, Inc.	667	8,718
Molson Coors Brewing Company, Class B	3,871	288,157
Monster Beverage Corp. (I)	3,988	365,580
National Beverage Corp. (I)	1,122	21,879
PepsiCo, Inc.	36,778	3,423,664
Primo Water Corp. (I)	1,119	4,823
The Boston Beer
Company, Inc., Class A (I)(L)	305	67,637
		10,175,377
Food and staples retailing - 2.3%
Casey’s General Stores, Inc.	899	64,458
Costco Wholesale Corp.	10,511	1,317,239
CVS Health Corp.	28,238	2,247,462
Fairway Group Holdings Corp. (I)(L)	1,029	3,848
Ingles Markets, Inc., Class A	885	20,966
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	638	10,387
PriceSmart, Inc.	723	61,918
Rite Aid Corp. (I)	23,088	111,746
Roundy’s, Inc.	1,700	5,083
Safeway, Inc.	5,927	203,296
SpartanNash Company	915	17,797
Sprouts Farmers Market, Inc. (I)(L)	3,470	100,873
SUPERVALU, Inc. (I)	6,097	54,507
Sysco Corp.	14,065	533,767
The Andersons, Inc.	712	44,771
The Chefs’ Warehouse, Inc. (I)(L)	749	12,179
The Fresh Market, Inc. (I)(L)	1,153	40,274
The Kroger Company	12,272	638,144
The Pantry, Inc. (I)	626	12,664
United Natural Foods, Inc. (I)	1,228	75,473
Village Super Market, Inc., Class A	492	11,208
Wal-Mart Stores, Inc.	77,265	5,908,455
Walgreen Company	22,733	1,347,385
Weis Markets, Inc.	672	26,228
Whole Foods Market, Inc.	8,894	338,950
		13,209,078
Food products - 1.6%
Alico, Inc.	249	9,487
Annie’s, Inc. (I)	479	21,986
Archer-Daniels-Midland Company	15,778	806,256
B&G Foods, Inc.	1,268	34,933
Boulder Brands, Inc. (I)	1,484	20,227
Bunge, Ltd.	3,462	291,604
Cal-Maine Foods, Inc.	631	56,367
Campbell Soup Company	7,460	318,766
Chiquita Brands International, Inc. (I)	1,173	16,657
ConAgra Foods, Inc.	9,989	330,037
Darling International, Inc. (I)	3,756	68,810

The accompanying notes are an integral part of the financial statements.	278

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Dean Foods Company	2,386	$31,615
Diamond Foods, Inc. (I)	559	15,993
Farmer Brothers Company (I)	451	13,056
Flowers Foods, Inc.	4,909	90,129
Fresh Del Monte Produce, Inc.	1,412	45,043
General Mills, Inc.	15,190	766,336
Hormel Foods Corp.	6,255	321,444
Ingredion, Inc.	1,762	133,542
J&J Snack Foods Corp.	475	44,441
John B. Sanfilippo & Son, Inc.	540	17,474
Kellogg Company	8,666	533,826
Keurig Green Mountain, Inc.	3,852	501,261
Kraft Foods Group, Inc.	14,126	796,706
Lancaster Colony Corp.	662	56,455
Lifeway Foods, Inc.	675	9,362
Limoneira Company (L)	516	12,224
McCormick & Company, Inc.	3,098	207,256
Mead Johnson Nutrition Company	4,808	462,626
Mondelez International, Inc., Class A	41,338	1,416,447
Omega Protein Corp. (I)	623	7,788
Pilgrim’s Pride Corp. (I)	6,123	187,119
Pinnacle Foods, Inc.	2,625	85,706
Post Holdings, Inc. (I)	755	25,051
Rocky Mountain Chocolate Factory, Inc.	577	7,236
Sanderson Farms, Inc. (L)	556	48,900
Seaboard Corp. (I)	28	74,900
Snyder’s-Lance, Inc.	1,674	44,361
The Hain Celestial Group, Inc. (I)	1,144	117,088
The Hershey Company	5,329	508,546
The J.M. Smucker Company	2,511	248,564
The WhiteWave Foods Company, Class A (I)	4,945	179,652
Tootsie Roll Industries, Inc. (L)	1,583	44,308
TreeHouse Foods, Inc. (I)	857	68,989
Tyson Foods, Inc., Class A	8,331	327,991
		9,426,565
Household products - 1.5%
Central Garden & Pet Company, Class A (I)	1,353	10,878
Church & Dwight Company, Inc.	3,258	228,581
Colgate-Palmolive Company	22,143	1,444,166
Energizer Holdings, Inc.	1,475	181,735
Harbinger Group, Inc. (I)	4,495	58,974
Kimberly-Clark Corp.	9,114	980,393
Oil-Dri Corp. of America	272	7,091
Orchids Paper Products Company	291	7,147
Procter & Gamble Company	64,849	5,430,455
The Clorox Company (L)	3,075	295,323
WD-40 Company	367	24,941
		8,669,684
Personal products - 0.2%
Avon Products, Inc.	10,413	131,204
Coty, Inc., Class A (L)	9,109	150,754
Elizabeth Arden, Inc. (I)(L)	729	12,203
Herbalife, Ltd. (L)	2,412	105,525
Inter Parfums, Inc.	827	22,743
Mannatech, Inc. (I)	243	3,788
Medifast, Inc. (I)	495	16,251
Nature’s Sunshine Products, Inc.	565	8,379
Nu Skin Enterprises, Inc., Class A	1,393	62,727
Revlon, Inc., Class A (I)	1,331	42,179
Rock Creek Pharmaceuticals, Inc. (I)	4,147	1,161
Synutra International, Inc. (I)	1,786	8,091
The Estee Lauder Companies, Inc., Class A	9,258	691,758
The Female Health Company	941	3,284
USANA Health Sciences, Inc. (I)(L)	326	24,013
		1,284,060
Tobacco - 1.2%
Altria Group, Inc.	47,883	2,199,745
Lorillard, Inc.	8,882	532,121
Philip Morris International, Inc.	37,972	3,166,865
Reynolds American, Inc.	12,997	766,823
Universal Corp.	512	22,728
Vector Group, Ltd. (L)	2,504	55,544
		6,743,826
		49,508,590
Energy - 10.6%
Energy equipment and services - 1.6%
Atwood Oceanics, Inc. (I)	1,533	66,977
Baker Hughes, Inc.	10,592	689,116
Basic Energy Services, Inc. (I)	1,040	22,558
Bristow Group, Inc.	854	57,389
C&J Energy Services, Inc. (I)	1,221	37,302
Cameron International Corp. (I)	5,123	340,065
CARBO Ceramics, Inc. (L)	550	32,577
Dawson Geophysical Company	235	4,272
Diamond Offshore Drilling, Inc. (L)	3,274	112,200
Dresser-Rand Group, Inc. (I)	1,769	145,518
Dril-Quip, Inc. (I)	985	88,059
Era Group, Inc. (I)	481	10,462
Exterran Holdings, Inc.	1,574	69,744
Exterran Partners LP	1,288	37,777
FMC Technologies, Inc. (I)	5,664	307,612
Forum Energy Technologies, Inc. (I)	2,178	66,669
Geospace Technologies Corp. (I)(L)	318	11,178
Global Geophysical Services, Inc. (I)	769	13
Gulf Island Fabrication, Inc.	473	8,136
Gulfmark Offshore, Inc., Class A	652	20,440
Halliburton Company	20,454	1,319,488
Helix Energy Solutions Group, Inc. (I)	2,492	54,974
Helmerich & Payne, Inc.	2,554	249,960
Hercules Offshore, Inc. (I)(L)	4,030	8,866
Hornbeck Offshore Services, Inc. (I)	906	29,653
ION Geophysical Corp. (I)	3,857	10,761
Key Energy Services, Inc. (I)	3,596	17,405
Matrix Service Company (I)	756	18,235
McDermott International, Inc. (I)(L)	5,524	31,597
Mitcham Industries, Inc. (I)	331	3,658
Nabors Industries, Ltd.	6,944	158,045
National Oilwell Varco, Inc.	10,201	776,296
Natural Gas Services Group, Inc. (I)	382	9,195
Newpark Resources, Inc. (I)	2,364	29,408
Nuverra Environmental Solutions, Inc. (I)(L)	513	7,567
Oceaneering International, Inc.	2,591	168,855
Oil States International, Inc. (I)	1,333	82,513
Parker Drilling Company (I)	3,008	14,860
Patterson-UTI Energy, Inc.	3,410	110,927
PHI, Inc. (I)	416	17,118
Pioneer Energy Services Corp. (I)	1,558	21,843
RigNet, Inc. (I)	493	19,942
Rowan Companies PLC, Class A	2,839	71,855
RPC, Inc.	5,171	113,555
Schlumberger, Ltd.	31,444	3,197,540
SEACOR Holdings, Inc. (I)	481	35,979
Seventy Seven Energy, Inc. (I)	1,142	27,111

The accompanying notes are an integral part of the financial statements.	279

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Superior Energy Services, Inc.	3,906	$128,390
Synthesis Energy Systems, Inc. (I)	7,047	8,034
Tesco Corp.	1,032	20,485
TETRA Technologies, Inc. (I)	2,105	22,776
Tidewater, Inc.	1,167	45,548
Unit Corp. (I)	1,166	68,386
USA Compression Partners LP	682	16,566
Vantage Drilling Company (I)	6,701	8,510
Willbros Group, Inc. (I)	1,365	11,370
		9,065,335
Oil, gas and consumable fuels - 9.0%
Abraxas Petroleum Corp. (I)	2,156	11,384
Alliance Holdings GP LP	1,431	97,651
Alliance Resource Partners LP	1,816	77,797
Alon USA Energy, Inc.	1,778	25,532
Alon USA Partners LP	1,451	25,697
Alpha Natural Resources, Inc. (I)(L)	5,125	12,710
American Midstream Partners LP	539	15,669
Amyris, Inc. (I)(L)	2,249	8,524
Anadarko Petroleum Corp.	12,026	1,219,917
Antero Resources Corp. (I)	6,276	344,490
Apache Corp.	9,463	888,292
Apco Oil and Gas International, Inc. (I)	707	9,113
Approach Resources, Inc. (I)(L)	931	13,500
Arch Coal, Inc. (L)	5,005	10,611
Athlon Energy, Inc. (I)	2,049	119,313
Atlas Energy LP	1,390	61,160
Atlas Pipeline Partners LP	1,749	63,769
Bill Barrett Corp. (I)(L)	1,147	25,280
Blueknight Energy Partners LP	1,795	14,791
Boardwalk Pipeline Partners LP	5,799	108,441
Bonanza Creek Energy, Inc. (I)	949	53,998
BP Prudhoe Bay Royalty Trust (L)	563	53,051
BPZ Resources, Inc. (I)(L)	3,316	6,334
BreitBurn Energy Partners LP	2,729	55,453
Buckeye Partners LP	2,517	200,454
Cabot Oil & Gas Corp.	10,038	328,142
Callon Petroleum Company (I)	905	7,973
Calumet Specialty Products Partners LP	1,718	47,159
Carrizo Oil & Gas, Inc. (I)	1,120	60,278
Centrus Energy Corp. (I)	11	114
Ceres, Inc. (I)	621	255
Cheniere Energy Partners LP	8,323	272,329
Cheniere Energy, Inc. (I)	5,686	455,051
Chesapeake Energy Corp.	15,990	367,610
Chevron Corp.	45,962	5,484,186
Cimarex Energy Company	2,076	262,676
Clayton Williams Energy, Inc. (I)	345	33,275
Clean Energy Fuels Corp. (I)(L)	2,565	20,007
Cloud Peak Energy, Inc. (I)	1,465	18,488
Cobalt International Energy, Inc. (I)	9,972	135,619
Comstock Resources, Inc.	1,203	22,400
Concho Resources, Inc. (I)	2,499	313,350
ConocoPhillips	29,312	2,242,954
CONSOL Energy, Inc.	5,391	204,103
Contango Oil & Gas Company (I)	413	13,728
Continental Resources, Inc. (I)(L)	8,928	593,533
Crestwood Equity Partners LP (L)	4,062	42,935
Crestwood Midstream Partners LP	3,987	90,385
CVR Refining LP	3,587	83,505
DCP Midstream Partners LP	2,088	113,692
Delek Logistics Partners LP	482	19,622
Delek US Holdings, Inc.	1,438	47,627
Denbury Resources, Inc.	8,963	134,714
Devon Energy Corp.	9,713	662,232
DHT Holdings, Inc.	104	641
Diamondback Energy, Inc. (I)	1,126	84,202
Dorchester Minerals LP	858	25,371
Eagle Rock Energy Partners LP	3,560	12,674
El Paso Pipeline Partners LP	5,240	210,438
Emerald Oil, Inc. (I)(L)	1,745	10,732
Emerge Energy Services LP	626	72,178
Enable Midstream Partners LP	4,327	106,617
Enbridge Energy Management LLC (I)(L)	1,704	63,406
Enbridge Energy Partners LP	6,044	234,809
Endeavour International Corp. (I)	1,197	358
Energen Corp.	1,687	121,869
Energy Transfer Equity LP	13,488	832,075
Energy Transfer Partners LP	9,203	588,900
Energy XXI Bermuda, Ltd. (L)	2,405	27,297
Enlink Midstream LLC	3,910	161,600
Enlink Midstream Partners LP	2,625	79,931
Enterprise Products Partners LP	42,346	1,706,544
EOG Resources, Inc.	13,034	1,290,627
EP Energy Corp., Class A (I)(L)	5,426	94,846
EQT Corp.	3,581	327,805
EQT Midstream Partners LP	1,001	89,700
EV Energy Partner LP	1,224	43,415
Evolution Petroleum Corp.	1,206	11,071
EXCO Resources, Inc.	6,714	22,425
Exxon Mobil Corp.	103,427	9,727,309
Forest Oil Corp. (I)	2,769	3,240
FX Energy, Inc. (I)	1,516	4,609
Gastar Exploration, Inc. (I)	1,854	10,883
Genesis Energy LP	2,112	111,176
Gevo, Inc. (I)	8,118	2,780
Global Partners LP	689	28,711
Goodrich Petroleum Corp. (I)(L)	1,175	17,414
Green Plains Renewable Energy, Inc.	797	29,800
Gulfport Energy Corp. (I)	2,005	107,067
Halcon Resources Corp. (I)(L)	10,236	40,535
Harvest Natural Resources, Inc. (I)	980	3,597
Hess Corp.	7,906	745,694
Holly Energy Partners LP	1,400	50,960
HollyFrontier Corp.	4,785	209,009
Houston American Energy Corp. (I)	690	210
Hugoton Royalty Trust	1,047	9,392
Hyperdynamics Corp. (I)	479	862
Isramco, Inc. (I)	58	7,085
James River Coal Company (I)	776	63
Jones Energy, Inc., Class A (I)	1,547	29,053
Kinder Morgan Energy Partners LP	7,187	670,403
Kinder Morgan Management LLC (I)	2,952	277,931
Kinder Morgan, Inc. (L)	24,781	950,104
KiOR, Inc., Class A (I)	2,519	290
Kodiak Oil & Gas Corp. (I)	6,366	86,387
Laredo Petroleum, Inc. (I)(L)	3,465	77,651
Legacy Reserves LP	1,481	43,956
Linn Energy LLC	7,709	232,349
LinnCo LLC (L)	3,131	90,642
Magellan Midstream Partners LP	5,376	452,552
Magnum Hunter Resources Corp. (I)(L)	5,368	29,900
Marathon Oil Corp.	16,615	624,558
Marathon Petroleum Corp.	7,178	607,761
MarkWest Energy Partners LP	3,653	280,623
Martin Midstream Partners LP	644	24,015

The accompanying notes are an integral part of the financial statements.	280

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Matador Resources Company (I)	1,588	$41,050
Memorial Production Partners LP	1,307	28,754
Mid-Con Energy Partners LP	454	9,965
Midcoast Energy Partners LP	1,319	29,427
Midstates Petroleum Company, Inc. (I)	1,497	7,560
Miller Energy Resources, Inc. (I)(L)	1,008	4,435
MPLX LP	1,855	109,334
Murphy Oil Corp.	4,394	250,063
Natural Resource Partners LP	2,561	33,395
Newfield Exploration Company (I)	3,225	119,551
Niska Gas Storage Partners LLC	938	11,706
Noble Energy, Inc.	8,595	587,554
Northern Oil and Gas, Inc. (I)(L)	1,562	22,212
Northern Tier Energy LP	2,283	53,308
NuStar Energy LP	1,800	118,692
NuStar GP Holdings LLC	1,048	45,588
Oasis Petroleum, Inc. (I)	2,408	100,678
Occidental Petroleum Corp.	19,050	1,831,658
Oiltanking Partners LP	2,064	102,354
ONEOK Partners LP	5,462	305,654
ONEOK, Inc.	4,916	322,244
Oxford Resource Partners LP (I)	353	279
Pacific Ethanol, Inc. (I)	607	8,474
Panhandle Oil and Gas, Inc., Class A	319	19,044
Parsley Energy, Inc. (I)	2,708	57,762
PBF Energy, Inc., Class A	1,270	30,480
PDC Energy, Inc. (I)	875	44,004
Peabody Energy Corp. (L)	6,575	81,399
Penn Virginia Corp. (I)	1,811	23,018
Petroquest Energy, Inc. (I)	1,669	9,380
Phillips 66	14,120	1,148,097
Phillips 66 Partners LP	884	59,007
Pioneer Natural Resources Company	3,518	692,940
Plains All American Pipeline LP	8,364	492,305
Plains GP Holdings LP, Class A (L)	14,548	445,896
QEP Midstream Partners LP	1,424	33,735
QEP Resources, Inc.	4,227	130,107
Quicksilver Resources, Inc. (I)	4,280	2,580
Range Resources Corp.	3,878	262,967
Regency Energy Partners LP	8,441	275,345
Renewable Energy Group, Inc. (I)	78	792
Resolute Energy Corp. (I)(L)	2,211	13,863
Rex Energy Corp. (I)	1,246	15,787
Rhino Resource Partners LP	453	5,418
Rice Energy, Inc. (I)	2,920	77,672
Rose Rock Midstream LP	710	41,997
Rosetta Resources, Inc. (I)	1,418	63,186
RSP Permian, Inc. (I)	1,641	41,944
Sanchez Energy Corp. (I)(L)	1,164	30,567
SandRidge Energy, Inc. (I)(L)	12,337	52,926
SandRidge Mississippian Trust	505	2,091
SemGroup Corp., Class A	1,031	85,851
Ship Finance International, Ltd. (L)	2,094	35,430
SM Energy Company	1,585	123,630
Solazyme, Inc. (I)(L)	2,319	17,300
Southcross Energy Partners LP	804	17,165
Southwestern Energy Company (I)	8,377	292,776
Spectra Energy Corp.	15,904	624,391
Spectra Energy Partners LP	6,722	356,199
Stone Energy Corp. (I)	1,292	40,517
Summit Midstream Partners LP	910	46,283
Sunoco Logistics Partners LP	4,914	237,150
Susser Petroleum Partners LP	451	24,805
Swift Energy Company (I)(L)	1,049	10,070
Synergy Resources Corp. (I)	2,178	26,550
Syntroleum Corp. (I)	371	1,243
Tallgrass Energy Partners LP	775	35,115
Targa Resources Corp.	1,000	136,170
Targa Resources Partners LP	2,779	201,061
TC PipeLines LP	1,481	100,279
Teekay Corp.	1,672	110,954
Tesoro Corp.	3,174	193,551
Tesoro Logistics LP	1,343	95,044
The Williams Companies, Inc.	16,266	900,323
Transmontaigne Partners LP	519	21,404
Triangle Petroleum Corp. (I)(L)	2,167	23,859
Ultra Petroleum Corp. (I)(L)	3,707	86,225
Uranerz Energy Corp. (I)(L)	2,497	2,747
Uranium Energy Corp. (I)	2,161	2,701
Uranium Resources, Inc. (I)	370	936
US Energy Corp. (I)	1,052	3,356
VAALCO Energy, Inc. (I)	1,471	12,504
Valero Energy Corp.	12,882	596,050
Valero Energy Partners LP	1,400	62,482
Voc Energy Trust	763	9,591
W&T Offshore, Inc.	1,817	19,987
Warren Resources, Inc. (I)	2,903	15,386
Western Gas Equity Partners LP	5,115	311,708
Western Gas Partners LP	2,660	199,500
Western Refining Logistics LP	1,214	42,271
Western Refining, Inc.	2,428	101,952
Westmoreland Coal Company (I)	735	27,496
Whiting Petroleum Corp. (I)	2,857	221,560
Williams Partners LP	10,453	554,532
World Fuel Services Corp.	1,687	67,345
World Point Terminals LP	1,085	20,626
WPX Energy, Inc. (I)	4,651	111,903
Zaza Energy Corp. (I)	252	915
Zion Oil & Gas, Inc. (I)	1,070	1,840
		51,937,952
		61,003,287
Financials - 17.2%
Banks - 5.4%
American National Bankshares, Inc.	556	12,649
AmeriServ Financial, Inc.	1,409	4,636
Arrow Financial Corp. (L)	741	18,565
Associated Banc-Corp.	3,794	66,091
BancorpSouth, Inc.	2,419	48,719
Bank of America Corp.	254,986	4,347,511
Bank of Hawaii Corp.	1,017	57,776
Bank of Kentucky Financial Corp.	452	20,896
Bank of Marin Bancorp, Class A	415	19,044
Bank of the Ozarks, Inc.	1,882	59,321
BankUnited, Inc.	2,340	71,347
Banner Corp.	543	20,889
Bar Harbor Bankshares	390	11,283
BB&T Corp.	16,801	625,165
BBCN Bancorp, Inc.	2,160	31,514
BCB Bancorp, Inc.	448	5,958
BNC Bancorp	972	15,222
BOK Financial Corp.	1,604	106,634
Boston Private Financial Holdings, Inc.	2,048	25,375
Bridge Bancorp, Inc.	667	15,775
Bridge Capital Holdings (I)	1,106	25,150
Bryn Mawr Bank Corp.	664	18,811

The accompanying notes are an integral part of the financial statements.	281

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BSB Bancorp, Inc. (I)	519	$9,560
C&F Financial Corp.	168	5,589
Cardinal Financial Corp.	1,099	18,760
Cascade Bancorp (I)	981	4,954
Cathay General Bancorp	1,995	49,536
Centerstate Banks, Inc.	1,478	15,297
Central Pacific Financial Corp.	1,283	23,004
Century Bancorp, Inc., Class A	214	7,409
Chemical Financial Corp.	849	22,830
CIT Group, Inc.	4,779	219,643
Citigroup, Inc.	72,711	3,767,884
Citizens & Northern Corp.	512	9,728
City Holding Company	491	20,686
City National Corp.	1,285	97,236
CNB Financial Corp.	576	9,043
Columbia Banking System, Inc.	1,354	33,593
Comerica, Inc.	4,409	219,833
Commerce Bancshares, Inc.	2,228	99,469
Community Bank Systems, Inc.	963	32,347
Community Trust Bancorp, Inc.	616	20,716
CommunityOne Bancorp (I)	587	5,177
Customers Bancorp, Inc. (I)	972	17,457
CVB Financial Corp.	2,517	36,119
Eagle Bancorp, Inc. (I)	732	23,292
East West Bancorp, Inc.	3,355	114,070
Enterprise Financial Services Corp.	772	12,908
Fidelity Southern Corp.	724	9,919
Fifth Third Bancorp	21,145	423,323
Financial Institutions, Inc.	569	12,791
First BanCorp Puerto Rico (I)	5,138	24,406
First Busey Corp.	2,456	13,680
First Citizens BancShares, Inc., Class A	237	51,341
First Commonwealth Financial Corp.	2,939	24,658
First Community Bancshares, Inc.	550	7,860
First Financial Bancorp	1,424	22,542
First Financial Bankshares, Inc. (L)	1,630	45,298
First Horizon National Corp.	5,425	66,619
First Interstate Bancsystem, Inc.	1,225	32,548
First Merchants Corp.	1,104	22,312
First Midwest Bancorp, Inc.	1,885	30,330
First NBC Bank Holding Company (I)	634	20,764
First Niagara Financial Group, Inc.	8,115	67,598
First Republic Bank	3,098	152,979
First Security Group, Inc. (I)	2,065	4,089
FirstMerit Corp.	4,075	71,720
Flushing Financial Corp.	852	15,566
FNB Corp.	3,815	45,742
Frost Bankers, Inc.	1,353	103,518
Fulton Financial Corp.	4,816	53,361
German American Bancorp, Inc.	467	12,053
Glacier Bancorp, Inc.	1,833	47,401
Great Southern Bancorp, Inc.	611	18,538
Hampton Roads Bankshares, Inc. (I)	4,502	6,888
Hancock Holding Company	1,962	62,882
Hanmi Financial Corp.	938	18,910
Heartland Financial USA, Inc.	637	15,212
Heritage Commerce Corp.	1,059	8,694
Heritage Financial Corp.	1,574	24,932
Home BancShares, Inc.	1,601	47,085
Huntington Bancshares, Inc.	19,533	190,056
Iberiabank Corp.	709	44,320
Independent Bank Corp.	694	24,790
International Bancshares Corp.	1,624	40,056
Investors Bancorp, Inc.	8,889	90,046
JPMorgan Chase & Company	90,229	5,435,395
KeyCorp	21,796	290,541
Lakeland Bancorp, Inc.	1,694	16,533
M&T Bank Corp.	3,084	380,226
MainSource Financial Group, Inc.	673	11,609
MB Financial, Inc.	2,012	55,692
Mercantile Bank Corp.	483	9,201
Merchants Bancshares, Inc.	537	15,138
Metro Bancorp, Inc. (I)	762	18,479
MidSouth Bancorp, Inc.	809	15,128
MidWestOne Financial Group, Inc.	362	8,330
Monarch Financial Holdings, Inc.	571	7,172
National Bank Holdings Corp., Class A	1,226	23,441
National Bankshares, Inc. (L)	346	9,605
National Penn Bancshares, Inc.	3,509	34,072
North Valley Bancorp (I)	469	10,121
Northrim BanCorp, Inc.	305	8,061
Norwood Financial Corp.	307	8,799
OFG Bancorp (L)	1,164	17,437
Old National Bancorp	2,661	34,513
OmniAmerican Bancorp, Inc.	471	12,241
PacWest Bancorp	2,504	103,240
Park National Corp. (L)	370	27,905
Penson Worldwide, Inc. (I)	1,757	7
Peoples Bancorp of North Carolina, Inc.	428	7,173
Pinnacle Financial Partners, Inc.	843	30,432
Popular, Inc. (I)	2,539	74,735
Porter Bancorp, Inc. (I)	600	600
Preferred Bank	590	13,287
PrivateBancorp, Inc.	1,934	57,846
Prosperity Bancshares, Inc.	1,581	90,386
QCR Holdings, Inc.	449	7,934
Regions Financial Corp.	32,923	330,547
Renasant Corp.	880	23,804
Republic Bancorp, Inc., Class A	553	13,101
S&T Bancorp, Inc.	834	19,566
Salisbury Bancorp, Inc.	197	5,309
SB Financial Group, Inc.	652	5,901
Shore Bancshares, Inc. (I)	960	8,640
Signature Bank (I)	1,088	121,921
South State Corp.	607	33,943
Southern First Bancshares, Inc. (I)	420	5,838
Southern National Bancorp of Virginia, Inc.	827	9,585
Southside Bancshares, Inc.	773	25,702
Southwest Bancorp, Inc.	984	16,138
State Bank Financial Corp.	857	13,918
SunTrust Banks, Inc.	12,759	485,225
Susquehanna Bancshares, Inc.	4,360	43,600
SVB Financial Group (I)	1,110	124,420
Synovus Financial Corp.	3,518	83,166
TCF Financial Corp.	3,834	59,542
Texas Capital Bancshares, Inc. (I)	1,028	59,295
The Bancorp, Inc. (I)	1,064	9,140
The PNC Financial Services Group, Inc.	12,745	1,090,717
Tompkins Financial Corp.	443	19,527
TowneBank (L)	974	13,227
Trico Bancshares (L)	862	19,498
TriState Capital Holdings, Inc. (I)	1,159	10,512
Trustmark Corp.	1,569	36,142
U.S. Bancorp	43,608	1,824,123
UMB Financial Corp.	1,083	59,078
Umpqua Holdings Corp.	5,475	90,173

The accompanying notes are an integral part of the financial statements.	282

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Union Bankshares Corp.	670	$15,477
United Bankshares, Inc. (L)	1,816	56,169
United Community Banks, Inc.	1,109	18,254
Unity Bancorp, Inc.	643	6,192
Univest Corp. of Pennsylvania	654	12,263
Valley National Bancorp (L)	4,698	45,524
ViewPoint Financial Group, Inc.	889	21,283
Washington Trust Bancorp, Inc.	647	21,345
WashingtonFirst Bankshare, Inc.	422	6,330
Webster Financial Corp.	2,088	60,844
Wells Fargo & Company	126,384	6,555,538
WesBanco, Inc.	915	27,990
West Bancorp, Inc.	725	10,244
WestAmerica Bancorp. (L)	827	38,472
Western Alliance Bancorp (I)	2,136	51,050
Wilshire Bancorp, Inc.	2,050	18,922
Wintrust Financial Corp.	1,001	44,715
Zions Bancorporation	4,311	125,278
		31,131,765
Capital markets - 2.6%
Actua Corp. (I)	972	15,571
Affiliated Managers Group, Inc. (I)	1,271	254,658
AllianceBernstein Holding LP	2,190	56,962
American Capital, Ltd. (I)	6,914	97,902
Ameriprise Financial, Inc.	4,670	576,185
Apollo Investment Corp.	5,361	43,799
Ares Capital Corp.	6,349	102,600
Arlington Asset Investment Corp., Class A (L)	471	11,968
Artisan Partners Asset
Management, Inc., Class A	1,846	96,084
BGC Partners, Inc., Class A	5,595	41,571
BlackRock Kelso Capital Corp.	2,407	20,556
BlackRock, Inc.	4,020	1,319,846
Calamos Asset Management, Inc., Class A	741	8,351
Cohen & Steers, Inc. (L)	1,079	41,477
Cowen Group, Inc., Class A (I)	2,816	10,560
E*TRADE Financial Corp. (I)	7,046	159,169
Eaton Vance Corp.	2,922	110,247
Ellington Financial LLC	739	16,421
Evercore Partners, Inc., Class A	790	37,130
FBR & Company (I)	458	12,604
Federated Investors, Inc., Class B	2,549	74,839
Fidus Investment Corp.	587	9,691
Fifth Street Finance Corp.	3,320	30,478
Financial Engines, Inc. (L)	1,195	40,887
Fortress Investment Group LLC, Class A	11,718	80,620
Franklin Resources, Inc.	15,181	829,034
FXCM, Inc., Class A (L)	1,105	17,514
GAMCO Investors, Inc., Class A	622	44,000
GFI Group, Inc.	3,925	21,234
Gleacher & Company, Inc.	1,011	6,865
Golub Capital BDC, Inc.	1,030	16,429
Greenhill & Company, Inc.	703	32,682
GSV Capital Corp. (I)	750	7,508
Harris & Harris Group, Inc. (I)	1,138	3,391
Hercules Technology Growth Capital, Inc.	1,686	24,380
HFF, Inc., Class A	916	26,518
INTL. FCStone, Inc. (I)	680	11,778
Invesco, Ltd.	10,677	421,528
Investment Technology Group, Inc. (I)	961	15,145
Janus Capital Group, Inc.	4,707	68,440
Ladenburg Thalmann
Financial Services, Inc. (I)	5,908	25,050
Lazard, Ltd., Class A	2,901	147,081
Legg Mason, Inc.	2,921	149,438
LPL Financial Holdings, Inc.	2,503	115,263
Main Street Capital Corp. (L)	936	28,679
Manning & Napier, Inc.	632	10,611
Marcus & Millichap, Inc. (I)	1,168	35,344
MCG Capital Corp.	2,362	8,314
Medallion Financial Corp.	722	8,419
Moelis & Company (L)	1,089	37,189
Morgan Stanley	46,860	1,619,950
New Mountain Finance Corp.	1,001	14,705
Northern Trust Corp.	5,633	383,213
Northstar Asset Management (I)	3,917	72,151
Oaktree Capital Group LLC	3,529	180,332
Och-Ziff Capital Management Group LLC	11,995	128,466
Oppenheimer Holdings, Inc., Class A	428	8,667
PennantPark Investment Corp.	2,024	22,082
Piper Jaffray Companies (I)	361	18,859
Prospect Capital Corp. (L)	6,274	62,113
Pzena Investment Management, Inc., Class A	2,802	26,759
Raymond James Financial, Inc.	3,416	183,029
RCS Capital Corp., Class A (I)	670	15,088
SEI Investments Company	4,043	146,195
Solar Capital, Ltd.	1,552	28,991
State Street Corp.	10,551	776,659
Stifel Financial Corp. (I)	1,589	74,508
SWS Group, Inc. (I)(L)	1,900	13,091
T. Rowe Price Group, Inc.	6,274	491,882
TD Ameritrade Holding Corp.	13,244	441,952
The Bank of New York Mellon Corp.	27,547	1,066,895
The Blackstone Group LP	13,809	434,707
The Carlyle Group LP	1,605	48,888
The Charles Schwab Corp.	30,954	909,738
The Goldman Sachs Group, Inc.	10,898	2,000,546
Triangle Capital Corp.	901	22,813
U.S. Global Investors, Inc., Class A	1,559	5,534
Virtus Investment Partners, Inc.	232	40,298
Waddell & Reed Financial, Inc., Class A	2,070	106,998
Walter Investment Management Corp. (I)(L)	929	20,392
Westwood Holdings Group, Inc.	304	17,234
WisdomTree Investments, Inc. (I)(L)	3,253	37,019
		14,801,764
Consumer finance - 0.9%
American Express Company	25,681	2,248,115
Asta Funding, Inc. (I)	606	4,975
Atlanticus Holdings Corp. (I)	1,048	1,970
Capital One Financial Corp.	13,892	1,133,865
Cash America International, Inc.	711	31,142
Consumer Portfolio Services, Inc. (I)	716	4,590
Credit Acceptance Corp. (I)	508	64,044
Discover Financial Services	11,479	739,133
Encore Capital Group, Inc. (I)(L)	614	27,206
Ezcorp, Inc., Class A (I)	1,228	12,169
First Cash Financial Services, Inc. (I)	673	37,675
Green Dot Corp., Class A (I)	1,027	21,711
JG Wentworth, Inc. (I)	1,290	15,983
Navient Corp.	10,314	182,661
Nelnet, Inc., Class A	1,071	46,149
Nicholas Financial, Inc. (I)	515	5,969
Portfolio Recovery Associates, Inc. (I)	1,203	62,833
Regional Management Corp. (I)	351	6,300
Santander Consumer USA Holdings, Inc.	7,605	135,445
SLM Corp.	10,314	88,288

The accompanying notes are an integral part of the financial statements.	283

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Springleaf Holdings, Inc. (I)	2,769	$88,414
The First Marblehead Corp. (I)	358	1,017
World Acceptance Corp. (I)	270	18,225
		4,977,879
Diversified financial services - 2.0%
Berkshire Hathaway, Inc., Class B (I)	59,106	8,164,903
CBOE Holdings, Inc.	2,080	111,332
CME Group, Inc.	8,063	644,677
Gain Capital Holdings, Inc.	1,162	7,402
Interactive Brokers Group, Inc., Class A	1,373	34,256
Intercontinental Exchange Group, Inc.	2,764	539,118
Leucadia National Corp.	8,626	205,644
Life Partners Holdings, Inc.	788	1,576
MarketAxess Holdings, Inc.	941	58,210
Marlin Business Services Corp.	471	8,629
McGraw-Hill Financial, Inc.	6,539	552,219
Moody’s Corp.	5,240	495,180
MSCI, Inc. (I)	2,844	133,725
NewStar Financial, Inc. (I)	1,315	14,781
PHH Corp. (I)	1,363	30,477
PICO Holdings, Inc. (I)	659	13,147
The NASDAQ OMX Group, Inc.	4,071	172,692
TPG Specialty Lending, Inc.	1,156	18,508
Voya Financial, Inc.	6,214	242,967
		11,449,443
Insurance - 2.6%
Aflac, Inc.	11,114	647,391
Alleghany Corp. (I)	392	163,915
American Equity Investment Life
Holding Company	1,602	36,654
American Financial Group, Inc.	2,116	122,495
American International Group, Inc.	34,981	1,889,674
American National Insurance Company	628	70,587
AMERISAFE, Inc.	520	20,337
AmTrust Financial Services, Inc. (L)	1,771	70,521
Arch Capital Group, Ltd. (I)	3,202	175,213
Argo Group International Holdings, Ltd.	719	36,173
Arthur J. Gallagher & Company	3,138	142,340
Aspen Insurance Holdings, Ltd.	1,667	71,298
Assurant, Inc.	1,845	118,634
Assured Guaranty, Ltd.	4,471	99,077
Axis Capital Holdings, Ltd.	2,777	131,435
Baldwin & Lyons, Inc., Class B	491	12,128
Brown & Brown, Inc.	3,472	111,625
Cincinnati Financial Corp.	3,915	184,201
Citizens, Inc. (I)(L)	1,632	10,543
CNA Financial Corp.	6,192	235,482
CNO Financial Group, Inc.	5,489	93,093
Crawford & Company, Class B	1,640	13,530
Donegal Group, Inc., Class A	853	13,102
eHealth, Inc. (I)	439	10,593
EMC Insurance Group, Inc.	433	12,505
Employers Holdings, Inc.	815	15,689
Endurance Specialty Holdings, Ltd.	1,060	58,491
Enstar Group, Ltd. (I)	327	44,577
Erie Indemnity Company, Class A	1,067	80,889
Everest Re Group, Ltd.	1,136	184,043
FBL Financial Group, Inc., Class A	716	32,005
Fidelity & Guaranty Life	1,517	32,388
First American Financial Corp.	2,568	69,644
FNF Group	6,410	177,813
Genworth Financial, Inc., Class A (I)	11,914	156,073
Hallmark Financial Services, Inc. (I)	766	7,897
HCC Insurance Holdings, Inc.	2,354	113,675
Hilltop Holdings, Inc. (I)	2,126	42,626
Horace Mann Educators Corp.	1,069	30,477
Infinity Property & Casualty Corp.	373	23,876
Kansas City Life Insurance Company	321	14,236
Kemper Corp.	1,412	48,220
Lincoln National Corp.	6,317	338,465
Loews Corp.	9,102	379,189
Maiden Holdings, Ltd.	1,994	22,094
Markel Corp. (I)	333	211,838
Marsh & McLennan Companies, Inc.	13,015	681,205
MBIA, Inc. (I)	4,550	41,769
Mercury General Corp.	1,321	64,478
MetLife, Inc.	26,789	1,439,105
Montpelier Re Holdings, Ltd.	1,014	31,525
National Interstate Corp.	564	15,736
National Western Life Insurance
Company, Class A	140	34,581
Old Republic International Corp.	6,301	89,978
OneBeacon Insurance Group, Ltd., Class A	2,540	39,141
PartnerRe, Ltd.	1,243	136,593
Platinum Underwriters Holdings, Ltd.	661	40,235
Primerica, Inc.	1,305	62,927
Principal Financial Group, Inc.	7,121	373,639
ProAssurance Corp.	1,478	65,135
Protective Life Corp.	1,912	132,712
Prudential Financial, Inc.	11,094	975,606
Reinsurance Group of America, Inc.	1,623	130,051
RenaissanceRe Holdings, Ltd.	1,069	106,889
RLI Corp.	1,092	47,273
Safety Insurance Group, Inc.	505	27,225
Selective Insurance Group, Inc.	1,417	31,372
StanCorp Financial Group, Inc.	1,053	66,529
State Auto Financial Corp.	1,117	22,910
Stewart Information Services Corp.	683	20,046
Symetra Financial Corp.	2,689	62,734
The Allstate Corp.	11,001	675,131
The Chubb Corp.	6,048	550,852
The Hanover Insurance Group, Inc.	1,079	66,272
The Hartford Financial Services Group, Inc.	10,882	405,355
The Navigators Group, Inc. (I)	434	26,691
The Phoenix Companies, Inc. (I)	217	12,165
The Progressive Corp.	14,412	364,335
The Travelers Companies, Inc.	8,654	812,957
Torchmark Corp.	3,268	171,145
United Fire Group, Inc.	746	20,716
Unum Group	6,243	214,634
Validus Holdings, Ltd.	2,410	94,327
W.R. Berkley Corp.	3,166	151,335
White Mountains Insurance Group, Ltd.	152	95,771
		14,977,831
Real estate investment trusts - 3.3%
Acadia Realty Trust	1,324	36,516
AG Mortgage Investment Trust, Inc.	587	10,449
Agree Realty Corp.	612	16,757
Alexander’s, Inc.	119	44,495
Alexandria Real Estate Equities, Inc.	1,705	125,744
Altisource Residential Corp., Class B	611	14,664
American Assets Trust, Inc.	1,121	36,959
American Campus Communities, Inc.	2,476	90,250
American Capital Agency Corp.	9,143	194,289
American Capital Mortgage Investment Corp.	1,701	32,013

The accompanying notes are an integral part of the financial statements.	284

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
American Homes 4 Rent, Class A	4,531	$76,529
American Realty Capital Properties, Inc.	22,264	268,504
American Residential Properties, Inc. (I)	1,082	19,844
American Tower Corp.	9,425	882,463
Annaly Capital Management, Inc.	22,317	238,346
Anworth Mortgage Asset Corp.	3,235	15,496
Apartment Investment & Management
Company, Class A	3,473	110,511
Apollo Commercial Real Estate Finance, Inc.	1,131	17,768
Apollo Residential Mortgage, Inc.	942	14,535
Ares Commercial Real Estate Corp.	1,441	16,845
ARMOUR Residential REIT, Inc.	8,542	32,887
Ashford Hospitality Prime, Inc.	1,168	17,789
Ashford Hospitality Trust, Inc.	3,113	31,815
Associated Estates Realty Corp.	1,702	29,802
AvalonBay Communities, Inc.	3,091	435,738
Aviv REIT, Inc.	1,576	41,528
BioMed Realty Trust, Inc.	4,694	94,819
Blackstone Mortgage Trust, Inc., Class A	808	21,897
Boston Properties, Inc.	3,602	416,968
Brandywine Realty Trust	3,867	54,409
Brixmor Property Group, Inc.	5,484	122,074
BRT Realty Trust (I)	597	4,478
Camden Property Trust	2,001	137,129
Campus Crest Communities, Inc.	1,960	12,544
Capstead Mortgage Corp.	2,151	26,328
CaretTust REIIT, Inc. (I)	880	12,584
CBL & Associates Properties, Inc.	4,228	75,681
CBS Outdoor Americas, Inc.	2,168	64,910
Cedar Realty Trust, Inc.	2,411	14,225
Chambers Street Properties	5,839	43,968
Chatham Lodging Trust	1,182	27,281
Chesapeake Lodging Trust	1,440	41,976
Chimera Investment Corp.	25,621	77,888
Colony Financial, Inc.	2,196	49,146
Columbia Property Trust, Inc.	3,190	76,145
CoreSite Realty Corp.	596	19,591
Corporate Office Properties Trust	2,061	53,009
Corrections Corp. of America	2,759	94,799
Cousins Properties, Inc.	4,589	54,839
Crown Castle International Corp.	7,966	641,502
CubeSmart	3,554	63,901
CyrusOne, Inc.	736	17,693
CYS Investments, Inc.	3,822	31,493
DCT Industrial Trust, Inc.	8,003	60,103
DDR Corp.	8,442	141,235
DiamondRock Hospitality Company	4,849	61,485
Digital Realty Trust, Inc.	3,107	193,815
Douglas Emmett, Inc.	3,392	87,073
Duke Realty Corp.	7,645	131,341
DuPont Fabros Technology, Inc.	1,651	44,643
Dynex Capital, Inc.	1,357	10,965
EastGroup Properties, Inc.	779	47,200
Education Realty Trust, Inc.	3,616	37,172
Empire State Realty Trust, Inc., Class A	2,620	39,352
EPR Properties	1,236	62,640
Equity Commonwealth	2,882	74,096
Equity Lifestyle Properties, Inc.	2,047	86,711
Equity One, Inc.	2,788	60,304
Equity Residential	8,612	530,327
Essex Property Trust, Inc.	1,458	260,618
Excel Trust, Inc.	2,373	27,930
Extra Space Storage, Inc.	2,706	139,548
Federal Realty Investment Trust	1,501	177,808
FelCor Lodging Trust, Inc.	4,185	39,172
First Industrial Realty Trust, Inc.	2,957	50,003
First Potomac Realty Trust	1,912	22,466
Five Oaks Investment Corp.	490	5,145
Franklin Street Properties Corp.	2,442	27,399
Gaming and Leisure Properties, Inc.	2,074	64,087
General Growth Properties, Inc.	22,069	519,725
Getty Realty Corp.	1,062	18,054
Gladstone Commercial Corp.	2,526	42,917
Glimcher Realty Trust	4,116	55,731
Government Properties Income Trust	1,296	28,395
Hatteras Financial Corp.	2,479	44,523
HCP, Inc.	10,842	430,536
Health Care REIT, Inc.	6,876	428,856
Healthcare Realty Trust, Inc.	2,197	52,025
Healthcare Trust of America, Inc., Class A	5,457	63,301
Hersha Hospitality Trust	6,079	38,723
Highwoods Properties, Inc.	2,055	79,940
Home Properties, Inc.	1,318	76,760
Hospitality Properties Trust	3,512	94,297
Host Hotels & Resorts, Inc.	18,124	386,585
Hudson Pacific Properties, Inc.	2,010	49,567
Inland Real Estate Corp.	2,922	28,957
Invesco Mortgage Capital, Inc.	3,299	51,860
Investors Real Estate Trust	3,194	24,594
Iron Mountain, Inc.	4,655	151,986
iStar Financial, Inc. (I)	2,768	37,368
Kilroy Realty Corp.	1,914	113,768
Kimco Realty Corp.	9,851	215,835
Kite Realty Group Trust	933	22,616
LaSalle Hotel Properties	2,426	83,066
Lexington Realty Trust	5,628	55,098
Liberty Property Trust	3,548	118,006
LTC Properties, Inc.	822	30,324
Mack-Cali Realty Corp.	2,086	39,863
Medical Properties Trust, Inc.	3,932	48,206
MFA Financial, Inc.	8,991	69,950
Mid-America Apartment Communities, Inc.	1,773	116,397
Monmouth Real Estate
Investment Corp., Class A	1,889	19,117
National Health Investments, Inc.	724	41,369
National Retail Properties, Inc.	2,915	100,772
New Residential Investment Corp.	6,039	35,207
New York Mortgage Trust, Inc.	3,810	27,546
Newcastle Investment Corp.	3,160	40,069
Northstar Realty Finance	4,848	85,664
Omega Healthcare Investors, Inc.	2,861	97,818
Orchid Island Capital, Inc.	425	5,640
Parkway Properties, Inc.	2,579	48,434
Pebblebrook Hotel Trust	1,599	59,707
Pennsylvania Real Estate Investment Trust	1,930	38,484
PennyMac Mortgage Investment Trust	1,872	40,117
Piedmont Office Realty Trust, Inc., Class A	3,947	69,625
Plum Creek Timber Company, Inc.	4,045	157,795
Post Properties, Inc.	1,263	64,842
Potlatch Corp.	951	38,240
Power REIT (I)	1,108	11,401
Prologis, Inc.	11,884	448,027
PS Business Parks, Inc.	623	47,435
Public Storage	4,091	678,451
QTS Realty Trust, Inc., Class A	955	28,984
RAIT Financial Trust	2,187	16,249

The accompanying notes are an integral part of the financial statements.	285

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Ramco-Gershenson Properties Trust	1,766	$28,698
Rayonier, Inc.	2,982	92,859
Realty Income Corp.	4,822	196,689
Redwood Trust, Inc.	2,106	34,917
Regency Centers Corp.	2,143	115,358
Resource Capital Corp.	3,205	15,608
Retail Opportunity Investments Corp.	1,793	26,357
Retail Properties of America, Inc., Class A	5,457	79,836
RLJ Lodging Trust	2,872	81,766
Rouse Properties, Inc.	1,430	23,123
Ryman Hospitality Properties	1,232	58,274
Sabra Health Care REIT, Inc.	1,195	29,062
Saul Centers, Inc.	631	29,493
Select Income REIT	1,310	31,506
Senior Housing Properties Trust	4,362	91,253
Silver Bay Realty Trust Corp.	1,100	17,831
Simon Property Group, Inc.	7,425	1,220,819
SL Green Realty Corp.	2,181	220,979
Sotherly Hotels, Inc.	2,532	19,750
Sovran Self Storage, Inc.	788	58,596
Spirit Realty Capital, Inc.	8,825	96,810
STAG Industrial, Inc.	1,715	35,518
Starwood Property Trust, Inc.	4,985	109,471
Starwood Waypoint Residential Trust	918	23,877
Strategic Hotels & Resorts, Inc. (I)	6,259	72,917
Summit Hotel Properties, Inc.	2,378	25,635
Sun Communities, Inc.	1,025	51,763
Sunstone Hotel Investors, Inc.	4,644	64,180
Tanger Factory Outlet Centers	2,168	70,937
Taubman Centers, Inc.	1,475	107,675
Terreno Realty Corp.	1,388	26,136
The Macerich Company	3,363	214,660
Two Harbors Investment Corp.	8,578	82,949
UDR, Inc.	5,913	161,129
UMH Properties, Inc.	3,539	33,621
Universal Health Realty Income Trust	503	20,965
Urstadt Biddle Properties, Inc.	242	4,160
Urstadt Biddle Properties, Inc., Class A	1,160	23,548
Ventas, Inc.	7,061	437,429
Vornado Realty Trust	4,420	441,823
Washington Prime Group, Inc.	3,712	64,886
Washington Real Estate Investment Trust	1,560	39,593
Weingarten Realty Investors	2,862	90,153
Western Asset Mortgage Capital Corp.	756	11,174
Weyerhaeuser Company	13,895	442,695
Wheeler Real Estate Investment Trust, Inc.	200	912
Whitestone REIT	1,906	26,570
Winthrop Realty Trust	1,447	21,806
WP Carey, Inc.	2,007	127,986
		18,909,025
Real estate management and development - 0.1%
Alexander & Baldwin, Inc.	1,025	36,869
American Spectrum Realty, Inc. (I)	265	451
AV Homes, Inc. (I)	578	8,468
CBRE Group, Inc., Class A (I)	7,937	236,046
Consolidated-Tomoka Land Company	311	15,261
Forest City Enterprises, Inc., Class A (I)	4,896	95,766
Forestar Group, Inc. (I)	1,047	18,553
Jones Lang LaSalle, Inc.	1,021	128,993
Kennedy-Wilson Holdings, Inc.	2,289	54,844
Tejon Ranch Company (I)	488	13,684
The Howard Hughes Corp. (I)	963	144,450
The St. Joe Company (I)(L)	2,200	43,846
		797,231
Thrifts and mortgage finance - 0.3%
Astoria Financial Corp.	2,156	26,713
Bank Mutual Corp.	2,559	16,403
BankFinancial Corp.	1,501	15,580
Beneficial Mutual Bancorp, Inc. (I)	1,922	24,563
Berkshire Hills Bancorp, Inc.	656	15,409
BofI Holding, Inc. (I)	329	23,922
Brookline Bancorp, Inc.	1,601	13,689
Cape Bancorp, Inc.	900	8,487
Capitol Federal Financial, Inc.	3,236	38,250
Chicopee Bancorp, Inc.	261	3,873
Clifton Bancorp, Inc.	517	6,509
Dime Community Bancshares, Inc.	830	11,952
Doral Financial Corp. (I)	195	1,295
ESB Financial Corp.	770	8,994
EverBank Financial Corp.	2,985	52,715
Federal Agricultural Mortgage Corp., Class C	323	10,381
Federal Home Loan Mortgage Corp. (I)	15,491	40,896
Federal National Mortgage Association (I)(L)	27,693	74,494
First Defiance Financial Corp.	319	8,616
First Financial Northwest, Inc.	873	8,913
Flagstar Bancorp, Inc. (I)	1,507	25,363
Fox Chase Bancorp, Inc.	564	9,199
HomeStreet, Inc.	394	6,733
Hudson City Bancorp, Inc.	12,343	119,974
IMPAC Mortgage Holdings, Inc. (I)	266	1,681
Kearny Financial Corp. (I)	1,615	21,528
Ladder Capital Corp., Class A (I)	2,073	39,180
Meridian Bancorp, Inc. (I)	1,838	19,409
MGIC Investment Corp. (I)	8,139	63,566
NASB Financial, Inc. (L)	241	5,712
New Hampshire Thrift Bancshares, Inc.	484	7,541
New York Community Bancorp, Inc.	10,122	160,636
NMI Holdings, Inc., Class A (I)(L)	1,469	12,707
Northfield Bancorp, Inc.	1,491	20,307
Northwest Bancshares, Inc.	1,984	24,006
Ocean Shore Holding Company	528	7,593
OceanFirst Financial Corp.	794	12,633
Ocwen Financial Corp. (I)	3,222	84,352
Oritani Financial Corp.	1,190	16,767
People’s United Financial, Inc.	7,489	108,366
Poage Bankshares Inc	362	5,314
Provident Financial Holdings, Inc.	475	6,930
Provident Financial Services, Inc.	1,435	23,491
Radian Group, Inc.	4,123	58,794
Security National Financial Corp., Class A (I)	441	2,192
SI Financial Group, Inc.	581	6,501
Simplicity Bancorp, Inc.	514	8,635
Sound Financial Bancorp, Inc.	308	5,532
SP Bancorp, Inc. (I)	271	7,973
State Investors Bancorp, Inc. (I)	367	5,872
Territorial Bancorp, Inc.	483	9,800
TFS Financial Corp.	7,160	102,531
Timberland Bancorp, Inc.	608	6,396
Walker & Dunlop, Inc. (I)	894	11,881
Washington Federal, Inc.	2,348	47,805
Westfield Financial, Inc.	1,133	7,999
WSFS Financial Corp.	229	16,399
		1,512,952
		98,557,890

The accompanying notes are an integral part of the financial statements.	286

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care - 12.4%
Biotechnology - 2.9%
Aastrom Biosciences, Inc. (I)	158	$450
ACADIA Pharmaceuticals, Inc. (I)(L)	2,272	56,255
Acceleron Pharma, Inc. (I)(L)	639	19,323
Achillion Pharmaceuticals, Inc. (I)(L)	2,924	29,182
Acorda Therapeutics, Inc. (I)	997	33,778
Aegerion Pharmaceuticals, Inc. (I)	693	23,132
Affymax, Inc. (I)	914	137
Agenus, Inc. (I)	2,791	8,680
Agios Pharmaceuticals, Inc. (I)(L)	744	45,644
Akebia Therapeutics, Inc. (I)(L)	644	14,252
Alder Biopharmaceuticals, Inc. (I)	876	11,108
Alexion Pharmaceuticals, Inc. (I)	4,696	778,691
Alkermes PLC (I)	3,280	140,614
Alnylam Pharmaceuticals, Inc. (I)	1,814	141,673
AMAG Pharmaceuticals, Inc. (I)	504	16,083
Amgen, Inc.	18,078	2,539,236
Anacor Pharmaceuticals, Inc. (I)(L)	1,344	32,888
Anthera Pharmaceuticals, Inc. (I)	2,041	3,919
Arena Pharmaceuticals, Inc. (I)(L)	5,611	23,510
ARIAD Pharmaceuticals, Inc. (I)(L)	4,350	23,490
ArQule, Inc. (I)	1,903	2,131
Array BioPharma, Inc. (I)	3,361	11,999
Arrowhead Research Corp. (I)(L)	1,645	24,297
Asterias Biotherapeutics, Inc. (I)	151	915
Auspex Pharmaceuticals, Inc. (I)	752	19,304
AVEO Pharmaceuticals, Inc. (I)	937	1,040
BioCryst Pharmaceuticals, Inc. (I)(L)	2,052	20,069
Biogen Idec, Inc. (I)	5,665	1,874,039
BioMarin Pharmaceutical, Inc. (I)	3,366	242,891
BioSpecifics Technologies Corp. (I)	213	7,519
Biota Pharmaceuticals, Inc. (I)	2,322	5,735
Bluebird Bio, Inc. (I)	637	22,856
Cel-Sci Corp. (I)	923	842
Celgene Corp. (I)	19,504	1,848,589
Celladon Corp. (I)	703	7,353
Celldex Therapeutics, Inc. (I)(L)	2,207	28,603
Celsion Corp. (I)	2,673	7,912
Cepheid, Inc. (I)	1,626	71,593
ChemoCentryx, Inc. (I)	1,019	4,586
Chimerix, Inc. (I)	598	16,517
Clovis Oncology, Inc. (I)(L)	780	35,381
Coronado Biosciences, Inc. (I)	808	1,697
CTI BioPharma Corp. (I)(L)	3,833	9,276
Cubist Pharmaceuticals, Inc. (I)	1,790	118,749
Curis, Inc. (I)	1,723	2,429
Cyclacel Pharmaceuticals, Inc. (I)	2,555	7,767
Cytokinetics, Inc. (I)	592	2,084
Cytomedix, Inc. (I)(L)	17,084	6,832
Cytori Therapeutics, Inc. (I)(L)	4,643	3,139
CytRx Corp. (I)	2,471	6,276
Dendreon Corp. (I)	5,942	8,556
Dicerna Pharmaceuticals, Inc. (I)	616	7,842
Discovery Laboratories, Inc. (I)	4,915	9,044
Durata Therapeutics, Inc. (I)(L)	972	12,325
Dyax Corp. (I)	3,331	33,710
Dynavax Technologies Corp. (I)	8,045	11,504
Emergent Biosolutions, Inc. (I)	908	19,349
Enanta Pharmaceuticals, Inc. (I)(L)	448	17,727
Enzon Pharmaceuticals, Inc.	1,758	1,899
Epirus Biopharmaceuticals, Inc. (I)	39	280
Epizyme, Inc. (I)(L)	647	17,540
Exact Sciences Corp. (I)(L)	1,948	37,752
Exelixis, Inc. (I)	4,652	7,118
Foundation Medicine, Inc. (I)(L)	681	12,912
Galena Biopharma, Inc. (I)	4,519	9,309
Genomic Health, Inc. (I)(L)	747	21,148
Geron Corp. (I)(L)	3,630	7,260
Gilead Sciences, Inc. (I)	36,767	3,913,847
GTx, Inc. (I)	1,712	1,263
Halozyme Therapeutics, Inc. (I)(L)	2,949	26,836
Hyperion Therapeutics, Inc. (I)(L)	613	15,460
Idera Pharmaceuticals, Inc. (I)	4,057	9,291
ImmunoCellular Therapeutics, Ltd. (I)	2,073	1,845
ImmunoGen, Inc. (I)(L)	1,931	20,449
Immunomedics, Inc. (I)(L)	2,223	8,270
Incyte Corp. (I)	4,052	198,751
Infinity Pharmaceuticals, Inc. (I)	1,260	16,909
Inovio Pharmaceuticals, Inc. (I)(L)	1,464	14,420
Insmed, Inc. (I)	1,079	14,081
Insys Therapeutics, Inc. (I)	990	38,392
Intercept Pharmaceuticals, Inc. (I)	467	110,534
Intrexon Corp. (I)(L)	2,463	45,763
Ironwood Pharmaceuticals, Inc. (I)	3,209	41,573
Isis Pharmaceuticals, Inc. (I)(L)	2,779	107,909
Keryx Biopharmaceuticals, Inc. (I)(L)	2,431	33,426
Kythera Biopharmaceuticals, Inc. (I)(L)	729	23,882
Lexicon Pharmaceuticals, Inc. (I)(L)	11,846	16,703
Ligand Pharmaceuticals, Inc. (I)	534	25,093
LipoScience, Inc. (I)	1,178	6,102
MacroGenics, Inc. (I)	697	14,567
MannKind Corp. (I)(L)	9,636	56,949
Medivation, Inc. (I)	1,834	181,328
Merrimack Pharmaceuticals, Inc. (I)(L)	3,135	27,525
MiMedx Group, Inc. (I)(L)	2,301	16,406
Momenta Pharmaceuticals, Inc. (I)	1,421	16,114
Myriad Genetics, Inc. (I)(L)	1,918	73,977
Nanosphere, Inc. (I)	1,542	879
Navidea Biopharmaceuticals, Inc. (I)(L)	7,974	10,526
Neurocrine Biosciences, Inc. (I)	1,654	25,918
NewLink Genetics Corp. (I)(L)	768	16,451
Northwest Biotherapeutics, Inc. (I)(L)	2,131	10,719
Novavax, Inc. (I)(L)	6,374	26,580
NPS Pharmaceuticals, Inc. (I)	2,475	64,350
Omthera Pharmaceuticals, Inc. (I)	598	1,076
OncoGenex Pharmaceuticals, Inc. (I)	486	1,298
OncoMed Pharmaceuticals, Inc. (I)(L)	664	12,570
Onconova Therapeutics, Inc. (I)	648	2,786
Oncothyreon, Inc. (I)	4,188	8,041
Ophthotech Corp. (I)	795	30,949
OPKO Health, Inc. (I)(L)	9,703	82,573
Orexigen Therapeutics, Inc. (I)(L)	3,358	14,305
Osiris Therapeutics, Inc. (I)(L)	877	11,041
PDL BioPharma, Inc. (L)	3,179	23,747
Peregrine Pharmaceuticals, Inc. (I)(L)	7,182	9,768
Pharmacyclics, Inc. (I)	1,780	209,025
PharmAthene, Inc. (I)	2,050	3,649
Portola Pharmaceuticals, Inc. (I)	802	20,275
Protalix BioTherapeutics, Inc. (I)(L)	2,723	6,590
PTC Therapeutics, Inc. (I)	640	28,166
Puma Biotechnology, Inc. (I)	682	162,705
Raptor Pharmaceutical Corp. (I)(L)	1,637	15,699
Receptos, Inc. (I)	437	27,142
Regeneron Pharmaceuticals, Inc. (I)	2,383	859,119
Regulus Therapeutics, Inc. (I)(L)	1,599	10,921
Repligen Corp. (I)(L)	1,012	20,149
The accompanying notes are an integral part of the financial statements.	287

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Retrophin, Inc. (I)	1,008	$9,092
Rigel Pharmaceuticals, Inc. (I)	2,154	4,179
Sangamo BioSciences, Inc. (I)(L)	1,501	16,188
Sarepta Therapeutics, Inc. (I)	1,043	22,007
Savient Pharmaceuticals, Inc. (I)	1,834	0
Seattle Genetics, Inc. (I)	2,993	111,280
SIGA Technologies, Inc. (I)	1,202	1,737
Spectrum Pharmaceuticals, Inc. (I)(L)	1,952	15,889
Stemline Therapeutics, Inc. (I)	857	10,678
Sunesis Pharmaceuticals, Inc. (I)(L)	1,601	11,431
Synageva BioPharma Corp. (I)(L)	834	57,363
Synergy Pharmaceuticals, Inc. (I)(L)	2,510	6,990
Synta Pharmaceuticals Corp. (I)	3,256	9,801
Targacept, Inc. (I)	722	1,827
TESARO, Inc. (I)	903	24,309
Threshold Pharmaceuticals, Inc. (I)	2,246	8,108
TrovaGene, Inc. (I)	2,253	10,319
Ultragenyx Pharmaceutical, Inc. (I)	799	45,223
United Therapeutics Corp. (I)	1,207	155,281
Vanda Pharmaceuticals, Inc. (I)	813	8,439
Verastem, Inc. (I)(L)	1,323	11,272
Versartis, Inc. (I)(L)	734	13,939
Vertex Pharmaceuticals, Inc. (I)	5,627	631,968
Vital Therapies, Inc. (I)(L)	664	13,552
XOMA Corp. (I)(L)	3,701	15,581
ZIOPHARM Oncology, Inc. (I)(L)	4,239	11,191
		16,612,066
Health care equipment and supplies - 1.8%
Abaxis, Inc.	587	29,767
Abbott Laboratories	37,072	1,541,824
ABIOMED, Inc. (I)(L)	1,039	25,798
Accuray, Inc. (I)(L)	1,959	14,222
Alere, Inc. (I)	2,037	78,995
Align Technology, Inc. (I)	1,916	99,019
Alphatec Holdings, Inc. (I)	2,105	3,579
Analogic Corp.	318	20,339
AngioDynamics, Inc. (I)	1,074	14,735
Anika Therapeutics, Inc. (I)	459	16,827
Antares Pharma, Inc. (I)(L)	3,213	5,880
AtriCure, Inc. (I)	972	14,308
Atrion Corp.	62	18,911
Baxano Surgical, Inc. (I)	1,095	200
Baxter International, Inc.	12,998	932,866
Becton, Dickinson and Company	4,641	528,192
Biolase, Inc. (I)	1,230	3,063
Boston Scientific Corp. (I)	31,987	377,766
C.R. Bard, Inc.	1,857	265,012
Cantel Medical Corp.	1,032	35,480
Cardiovascular Systems, Inc. (I)	758	17,912
CareFusion Corp. (I)	5,094	230,504
Cerus Corp. (I)(L)	1,864	7,475
CONMED Corp.	658	24,241
Cyberonics, Inc. (I)	696	35,607
Cynosure, Inc., Class A (I)	691	14,511
Delcath Systems, Inc. (I)	78	154
DENTSPLY International, Inc.	3,312	151,027
Derma Sciences, Inc. (I)	975	8,122
DexCom, Inc. (I)	1,694	67,743
Edwards Lifesciences Corp. (I)	2,650	270,698
Endologix, Inc. (I)	1,563	16,568
EnteroMedics, Inc. (I)	2,044	2,514
Exactech, Inc. (I)	465	10,644
GenMark Diagnostics, Inc. (I)(L)	1,303	11,688
Globus Medical, Inc., Class A (I)	2,359	46,402
Greatbatch, Inc. (I)	646	27,526
Haemonetics Corp. (I)	1,210	42,253
Hansen Medical, Inc. (I)	5,567	6,569
HeartWare International, Inc. (I)	402	31,207
Hill-Rom Holdings, Inc.	1,350	55,931
Hologic, Inc. (I)	6,532	158,924
ICU Medical, Inc. (I)	360	23,105
IDEXX Laboratories, Inc. (I)	1,257	148,112
Insulet Corp. (I)	1,332	49,084
Integra LifeSciences Holdings Corp. (I)	811	40,258
Intuitive Surgical, Inc. (I)	934	431,340
Invacare Corp.	804	9,495
LDR Holding Corp. (I)(L)	693	21,573
LeMaitre Vascular, Inc.	746	5,132
Masimo Corp. (I)	1,464	31,154
Medical Action Industries, Inc. (I)	647	8,916
Medtronic, Inc.	23,938	1,482,959
Mela Sciences, Inc. (I)	89	153
Meridian Bioscience, Inc. (L)	1,077	19,052
Merit Medical Systems, Inc. (I)	1,003	11,916
Misonix, Inc. (I)	949	11,407
Natus Medical, Inc. (I)	845	24,936
Neogen Corp. (I)	891	35,195
NuVasive, Inc. (I)	1,152	40,170
NxStage Medical, Inc. (I)	1,350	17,726
OraSure Technologies, Inc. (I)	1,641	11,848
Orthofix International NV (I)	450	13,932
PhotoMedex, Inc. (I)(L)	575	3,565
Quidel Corp. (I)	889	23,887
ResMed, Inc. (L)	3,372	166,138
Rockwell Medical Technologies, Inc. (I)	1,088	9,944
RTI Surgical, Inc. (I)	1,955	9,345
Sirona Dental Systems, Inc. (I)	1,325	101,601
Spectranetics Corp. (I)	1,076	28,589
St. Jude Medical, Inc.	6,966	418,866
STAAR Surgical Company (I)	873	9,280
STERIS Corp.	1,430	77,163
Stryker Corp.	9,040	729,980
SurModics, Inc. (I)	502	9,116
Symmetry Medical, Inc. (I)	1,015	10,241
Synergetics USA, Inc. (I)	781	2,663
Tandem Diabetes Care, Inc. (I)	581	7,797
Teleflex, Inc.	962	101,048
The Cooper Companies, Inc.	1,162	180,982
Thoratec Corp. (I)	1,365	36,486
Unilife Corp. (I)(L)	4,336	9,951
Uroplasty, Inc. (I)	1,021	2,553
Varian Medical Systems, Inc. (I)	2,544	203,825
Vascular Solutions, Inc. (I)	536	13,239
Volcano Corp. (I)	1,271	13,523
West Pharmaceutical Services, Inc.	1,727	77,301
Wright Medical Group, Inc. (I)	1,188	35,996
Zeltiq Aesthetics, Inc. (I)	935	21,159
Zimmer Holdings, Inc.	4,070	409,239
		10,415,943
Health care providers and services - 2.2%
Acadia Healthcare Company, Inc. (I)	1,241	60,189
Accretive Health, Inc. (I)(L)	2,325	18,042
Addus HomeCare Corp. (I)	425	8,330
Aetna, Inc.	8,806	713,286
Air Methods Corp. (I)(L)	930	51,662
Alliance HealthCare Services, Inc. (I)	367	8,298

The accompanying notes are an integral part of the financial statements.	288

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Almost Family, Inc. (I)	242	$6,575
Amedisys, Inc. (I)	738	14,885
AmerisourceBergen Corp.	5,474	423,140
AMN Healthcare Services, Inc. (I)	1,002	15,731
Amsurg Corp. (I)	790	39,540
Bio-Reference Labs, Inc. (I)(L)	734	20,596
BioScrip, Inc. (I)(L)	1,595	11,021
Brookdale Senior Living, Inc. (I)	3,931	126,657
Capital Senior Living Corp. (I)	703	14,925
Cardinal Health, Inc.	8,171	612,171
Catamaran Corp. (I)	4,900	206,535
Centene Corp. (I)	1,323	109,425
Chemed Corp. (L)	429	44,144
Cigna Corp.	6,607	599,189
Community Health Systems, Inc. (I)	2,740	150,125
Corvel Corp. (I)	482	16,412
Cross Country Healthcare, Inc. (I)	1,058	9,829
DaVita HealthCare Partners, Inc. (I)	5,054	369,650
Envision Healthcare Holdings, Inc. (I)	4,223	146,454
ExamWorks Group, Inc. (I)	840	27,510
Express Scripts Holding Company (I)	18,853	1,331,587
Five Star Quality Care, Inc. (I)	1,369	5,161
Gentiva Health Services, Inc. (I)	809	13,575
Hanger, Inc. (I)	841	17,257
HCA Holdings, Inc. (I)	10,731	756,750
Health Net, Inc. (I)	1,806	83,275
HealthSouth Corp.	2,130	78,597
Healthways, Inc. (I)	968	15,507
Henry Schein, Inc. (I)	2,061	240,045
Humana, Inc.	3,725	485,330
IPC The Hospitalist Company, Inc. (I)	426	19,081
Kindred Healthcare, Inc.	1,247	24,192
Laboratory Corp. of America Holdings (I)	2,120	215,710
Landauer, Inc.	263	8,682
LHC Group, Inc. (I)	506	11,739
LifePoint Hospitals, Inc. (I)	1,152	79,707
Magellan Health Services, Inc. (I)	595	32,564
McKesson Corp.	5,509	1,072,437
Medcath Corp. (I)	613	840
MEDNAX, Inc. (I)	2,404	131,787
Molina Healthcare, Inc. (I)	1,059	44,796
MWI Veterinary Supply, Inc. (I)	319	47,340
National Healthcare Corp.	369	20,483
National Research Corp., Class A (I)	600	7,806
National Research Corp., Class B (I)	660	24,486
Omnicare, Inc.	2,447	152,350
Owens & Minor, Inc. (L)	1,467	48,030
Patterson Companies, Inc.	2,455	101,711
PDI, Inc. (I)	770	1,848
PharMerica Corp. (I)	818	19,984
Premier, Inc., Class A (I)	3,473	114,123
Quest Diagnostics, Inc.	3,564	216,264
RadNet, Inc. (I)	1,485	9,831
Select Medical Holdings Corp.	3,255	39,158
Skilled Healthcare Group, Inc., Class A (I)	1,126	7,432
Surgical Care Affiliates, Inc. (I)	1,005	26,864
Team Health Holdings, Inc. (I)	1,721	99,801
Tenet Healthcare Corp. (I)	2,362	140,279
The Ensign Group, Inc.	547	19,036
The Providence Service Corp. (I)	384	18,578
UnitedHealth Group, Inc.	23,712	2,045,160
Universal American Corp. (I)	1,908	15,340
Universal Health Services, Inc., Class B	2,344	244,948
VCA Antech, Inc. (I)	2,095	82,396
WellCare Health Plans, Inc. (I)	1,019	61,486
WellPoint, Inc.	6,815	815,210
		12,872,884
Health care technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	4,228	56,719
athenahealth, Inc. (I)(L)	894	117,731
Castlight Health, Inc., B Shares (I)	2,601	33,657
Cerner Corp. (I)	8,173	486,866
Computer Programs & Systems, Inc.	360	20,696
HealthStream, Inc. (I)	711	17,071
HMS Holdings Corp. (I)(L)	2,028	38,228
IMS Health Holdings, Inc. (I)	7,260	190,139
MedAssets, Inc. (I)	1,448	30,003
Medidata Solutions, Inc. (I)	1,308	57,931
Merge Healthcare, Inc. (I)	1,992	4,382
Omnicell, Inc. (I)	940	25,690
Quality Systems, Inc.	1,382	19,030
Veeva Systems, Inc., Class A (I)	3,080	86,764
Vocera Communications, Inc. (I)	551	4,447
		1,189,354
Life sciences tools and services - 0.6%
Accelerate Diagnostics, Inc. (I)(L)	1,188	25,518
Affymetrix, Inc. (I)(L)	2,012	16,056
Agilent Technologies, Inc.	7,871	448,490
Apricus Biosciences, Inc. (I)	3,553	5,365
BG Medicine, Inc. (I)	1,563	851
Bio-Rad Laboratories, Inc., Class A (I)	662	75,071
Bruker Corp. (I)	3,989	73,856
Cambrex Corp. (I)	660	12,329
Charles River
Laboratories International, Inc. (I)	1,154	68,940
Covance, Inc. (I)	1,344	105,773
Enzo Biochem, Inc. (I)	1,398	7,200
Fluidigm Corp. (I)(L)	639	15,656
Illumina, Inc. (I)	3,055	500,776
Luminex Corp. (I)	925	18,038
Mettler-Toledo International, Inc. (I)	711	182,108
NeoGenomics, Inc. (I)	2,010	10,472
Pacific Biosciences of California, Inc. (I)	1,657	8,136
PAREXEL International Corp. (I)	1,321	83,342
PerkinElmer, Inc.	2,680	116,848
Quintiles Transnational Holdings, Inc. (I)	2,792	155,738
Sequenom, Inc. (I)	2,766	8,215
Techne Corp.	892	83,447
Thermo Fisher Scientific, Inc.	9,085	1,105,645
Waters Corp. (I)	2,012	199,429
		3,327,299
Pharmaceuticals - 4.7%
AbbVie, Inc.	37,909	2,189,624
AcelRx Pharmaceuticals, Inc. (I)(L)	1,558	8,553
Actavis PLC (I)	6,297	1,519,340
Acura Pharmaceuticals, Inc. (I)	1,383	1,084
Aerie Pharmaceuticals, Inc. (I)	629	13,014
Akorn, Inc. (I)	2,483	90,058
Alexza Pharmaceuticals, Inc. (I)	2,067	4,816
Alimera Sciences, Inc. (I)	1,850	10,027
Allergan, Inc.	7,113	1,267,465
Ampio Pharmaceuticals, Inc. (I)(L)	1,904	6,721
Aratana Therapeutics, Inc. (I)	557	5,592
Assembly Biosciences, Inc. (I)	91	745

The accompanying notes are an integral part of the financial statements.	289

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Auxilium Pharmaceuticals, Inc. (I)	1,190	$35,522
AVANIR Pharmaceuticals, Inc., Class A (I)	4,052	48,300
BioDelivery Sciences International, Inc. (I)	1,544	26,387
Bristol-Myers Squibb Company	39,500	2,021,610
Cempra, Inc. (I)(L)	1,116	12,231
Chelsea Therapeutics International, Ltd. (I)(L)	1,686	135
Columbia Laboratories, Inc. (I)	351	2,067
ContraVir Pharmaceuticals, Inc. (I)	246	253
Corcept Therapeutics, Inc. (I)(L)	4,662	12,494
Cumberland Pharmaceuticals, Inc. (I)	672	3,320
Depomed, Inc. (I)	1,587	24,107
Durect Corp. (I)	2,824	4,151
Eli Lilly & Company	27,014	1,751,858
Endo International PLC (I)	2,745	187,593
Endocyte, Inc. (I)	899	5,466
Forest Laboratories, Inc. (I)	686	0
Furiex Pharmaceuticals, Inc. (I)	242	2,364
Horizon Pharma, Inc. (I)(L)	2,094	25,714
Hospira, Inc. (I)	3,963	206,195
Impax Laboratories, Inc. (I)	1,658	39,311
Johnson & Johnson	67,685	7,214,544
Lannett Company, Inc. (I)	902	41,203
Mallinckrodt PLC (I)	1,290	116,330
Merck & Company, Inc.	70,100	4,155,528
Mylan, Inc. (I)	9,156	416,506
Nektar Therapeutics (I)	3,002	36,234
Omeros Corp. (I)(L)	1,259	16,014
Pacira Pharmaceuticals, Inc. (I)	873	84,611
Pain Therapeutics, Inc. (I)	1,407	5,501
Pernix Therapeutics Holdings (I)	1,401	10,760
Pfizer, Inc.	153,962	4,552,656
POZEN, Inc. (I)	1,227	9,006
Prestige Brands Holdings, Inc. (I)	1,278	41,369
Relypsa, Inc. (I)	705	14,868
Repros Therapeutics, Inc. (I)	966	9,563
Sagent Pharmaceuticals, Inc. (I)	726	22,579
Salix Pharmaceuticals, Ltd. (I)	1,485	232,016
Sucampo Pharmaceuticals, Inc., Class A (I)	1,511	9,822
Supernus Pharmaceuticals, Inc. (I)	1,455	12,644
Tetraphase Pharmaceuticals, Inc. (I)	1,157	23,082
The Medicines Company (I)	1,542	34,417
TherapeuticsMD, Inc. (I)(L)	4,202	19,497
Theravance, Inc. (L)	2,605	44,519
Transcept Pharmaceuticals, Inc.	4,251	8,608
Trius Therapeutics, Inc. (I)(L)	1,243	137
Trubion Pharmaceuticals, Inc. (I)	1,161	0
Vivus, Inc. (I)(L)	2,325	8,975
XenoPort, Inc. (I)	1,347	7,247
Zoetis, Inc.	11,896	439,557
Zogenix, Inc. (I)	3,564	4,099
		27,118,009
		71,535,555
Industrials - 10.5%
Aerospace and defense - 2.4%
AAR Corp.	1,006	24,295
Aerovironment, Inc. (I)	570	17,140
Alliant Techsystems, Inc.	755	96,368
American Science & Engineering, Inc.	220	12,184
API Technologies Corp. (I)	1,409	3,311
Astronics Corp. (I)	396	18,881
Astronics Corp., Class B (I)	174	8,265
B/E Aerospace, Inc. (I)	2,507	210,438
CPI Aerostructures, Inc. (I)	277	2,728
Cubic Corp.	656	30,701
Curtiss-Wright Corp.	1,137	74,951
DigitalGlobe, Inc. (I)	1,782	50,787
Ducommun, Inc. (I)	248	6,798
Engility Holdings, Inc. (I)	554	17,268
Erickson Air-Crane, Inc. (I)	507	6,586
Esterline Technologies Corp. (I)	729	81,116
Exelis, Inc.	4,626	76,514
GenCorp, Inc. (I)(L)	1,536	24,530
General Dynamics Corp.	8,420	1,070,098
HEICO Corp., Class A	1,395	56,219
Hexcel Corp. (I)	2,343	93,017
Honeywell International, Inc.	18,808	1,751,401
Huntington Ingalls Industries, Inc.	1,174	122,343
Kratos Defense & Security Solutions, Inc. (I)	1,499	9,833
L-3 Communications Holdings, Inc.	2,050	243,786
LMI Aerospace, Inc. (I)	376	4,813
Lockheed Martin Corp.	7,665	1,401,009
Moog, Inc., Class A (I)	1,069	73,120
National Presto Industries, Inc. (L)	167	10,139
Northrop Grumman Corp.	5,315	700,304
Orbital Sciences Corp. (I)	1,479	41,116
Precision Castparts Corp.	3,479	824,106
Raytheon Company	7,611	773,430
Rockwell Collins, Inc.	3,195	250,808
Sparton Corp. (I)	344	8,480
Spirit Aerosystems Holdings, Inc., Class A (I)	3,453	131,421
Taser International, Inc. (I)	1,282	19,794
Teledyne Technologies, Inc. (I)	905	85,079
Textron, Inc.	6,767	243,544
The Boeing Company	17,593	2,240,996
The KEYW Holding Corp. (I)(L)	815	9,022
TransDigm Group, Inc.	1,269	233,915
Triumph Group, Inc.	1,233	80,207
United Technologies Corp.	22,009	2,324,150
Vectrus, Inc. (I)	257	5,019
		13,570,030
Air freight and logistics - 0.7%
Air Transport Services Group, Inc. (I)	1,747	12,718
Atlas Air Worldwide Holdings, Inc. (I)	649	21,430
C.H. Robinson Worldwide, Inc.	3,702	245,517
Echo Global Logistics, Inc. (I)	676	15,920
Expeditors International of Washington, Inc.	4,831	196,042
FedEx Corp.	7,273	1,174,226
Forward Air Corp.	830	37,209
Hub Group, Inc., Class A (I)	1,024	41,503
Park-Ohio Holdings Corp.	343	16,416
United Parcel Service, Inc., Class B	22,257	2,187,641
UTi Worldwide, Inc. (I)(L)	2,522	26,809
XPO Logistics, Inc. (I)(L)	1,240	46,711
		4,022,142
Airlines - 0.5%
Alaska Air Group, Inc.	3,282	142,898
Allegiant Travel Company	464	57,378
American Airlines Group, Inc.	18,090	641,833
Delta Air Lines, Inc.	20,531	742,196
Hawaiian Holdings, Inc. (I)(L)	1,540	20,713
JetBlue Airways Corp. (I)	6,490	68,924
Republic Airways Holdings, Inc. (I)	1,141	12,677
SkyWest, Inc.	1,535	11,942
Southwest Airlines Company	16,801	567,370

The accompanying notes are an integral part of the financial statements.	290

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Spirit Airlines, Inc. (I)	1,723	$119,128
United Continental Holdings, Inc. (I)	8,801	411,799
		2,796,858
Building products - 0.2%
AAON, Inc.	1,449	24,647
American Woodmark Corp. (I)	470	17,324
AO Smith Corp.	2,206	104,300
Apogee Enterprises, Inc.	713	28,377
Armstrong World Industries, Inc. (I)	1,369	76,664
Builders FirstSource, Inc. (I)	2,899	15,800
Fortune Brands Home & Security, Inc.	4,027	165,550
Gibraltar Industries, Inc. (I)	947	12,964
Griffon Corp.	1,661	18,919
Insteel Industries, Inc.	563	11,575
Lennox International, Inc.	1,177	90,476
Masco Corp.	8,607	205,879
NCI Building Systems, Inc. (I)	1,785	34,629
Nortek, Inc. (I)	350	26,075
Owens Corning	2,856	90,678
Patrick Industries, Inc. (I)	368	15,588
PGT, Inc. (I)	1,305	12,163
Ply Gem Holdings, Inc. (I)	1,531	16,596
Quanex Building Products Corp.	980	17,728
Simpson Manufacturing Company, Inc.	1,094	31,890
Trex Company, Inc. (I)	844	29,177
Universal Forest Products, Inc.	435	18,579
USG Corp. (I)(L)	3,229	88,765
		1,154,343
Commercial services and supplies - 0.6%
ABM Industries, Inc.	1,288	33,089
ACCO Brands Corp. (I)	2,455	16,940
ARC Document Solutions, Inc. (I)	1,558	12,620
Brady Corp., Class A	1,191	26,726
Casella Waste Systems, Inc., Class A (I)	1,234	4,751
Cintas Corp.	2,871	202,664
Civeo Corp.	2,666	30,952
Clean Harbors, Inc. (I)	1,477	79,640
Copart, Inc. (I)	2,964	92,818
Covanta Holding Corp.	3,037	64,445
Deluxe Corp.	1,221	67,350
Ennis, Inc.	718	9,456
Fuel Tech, Inc. (I)	793	3,370
G&K Services, Inc., Class A	454	25,143
Healthcare Services Group, Inc.	1,683	48,151
Heritage-Crystal Clean, Inc. (I)	768	11,412
Herman Miller, Inc.	1,550	46,268
HNI Corp.	1,139	40,993
Hudson Technologies, Inc. (I)	1,078	3,568
InnerWorkings, Inc. (I)	1,268	10,258
Interface, Inc.	1,612	26,018
Intersections, Inc.	680	2,611
KAR Auction Services, Inc.	3,268	93,563
Kimball International, Inc., Class B	1,061	15,968
Knoll, Inc.	1,200	20,772
Matthews International Corp., Class A	898	39,413
McGrath RentCorp.	612	20,930
Metalico, Inc. (I)	1,349	1,484
Mobile Mini, Inc.	1,167	40,810
MSA Safety, Inc.	925	45,695
Multi-Color Corp.	538	24,468
NL Industries, Inc.	1,224	9,009
Performant Financial Corp. (I)	960	7,757
Pitney Bowes, Inc.	4,820	120,452
Quad/Graphics, Inc.	1,184	22,792
R.R. Donnelley & Sons Company	4,875	80,243
Republic Services, Inc.	8,564	334,167
Rollins, Inc.	3,435	100,577
SP Plus Corp. (I)	481	9,120
Steelcase, Inc., Class A	3,134	50,739
Stericycle, Inc. (I)	2,018	235,218
Swisher Hygiene, Inc. (I)	450	1,368
Team, Inc. (I)	589	22,329
Tetra Tech, Inc.	1,545	38,594
The ADT Corp. (L)	4,636	164,393
The Brink’s Company	1,094	26,300
UniFirst Corp.	475	45,880
United Stationers, Inc.	1,007	37,833
US Ecology, Inc.	556	25,999
Versar, Inc. (I)	1,039	3,356
Viad Corp.	689	14,228
Waste Connections, Inc.	2,958	143,522
Waste Management, Inc.	10,963	521,071
West Corp.	1,935	57,005
		3,234,298
Construction and engineering - 0.2%
AECOM Technology Corp. (I)	2,422	81,743
Aegion Corp. (I)	1,004	22,339
Ameresco, Inc., Class A (I)	1,114	7,631
Comfort Systems USA, Inc.	940	12,737
Dycom Industries, Inc. (I)	863	26,503
EMCOR Group, Inc.	1,546	61,778
Fluor Corp.	3,857	257,609
Furmanite Corp. (I)	1,126	7,612
Granite Construction, Inc.	951	30,251
Great Lakes Dredge & Dock Corp. (I)	2,049	12,663
Jacobs Engineering Group, Inc. (I)	3,098	151,244
KBR, Inc.	3,532	66,508
Layne Christensen Company (I)(L)	532	5,166
MasTec, Inc. (I)	1,783	54,595
MYR Group, Inc. (I)	561	13,509
Orion Marine Group, Inc. (I)	763	7,615
Pike Corp. (I)	949	11,284
Primoris Services Corp.	1,267	34,006
Quanta Services, Inc. (I)	5,027	182,430
Sterling Construction Company, Inc. (I)	796	6,105
Tutor Perini Corp. (I)	1,191	31,442
URS Corp.	1,743	100,414
		1,185,184
Electrical equipment - 0.6%
Active Power, Inc. (I)	864	1,728
Acuity Brands, Inc.	1,050	123,596
American Superconductor Corp. (I)	1,242	1,751
AMETEK, Inc.	5,813	291,871
AZZ, Inc.	669	27,944
Broadwind Energy, Inc. (I)	481	3,603
Capstone Turbine Corp. (I)(L)	11,149	11,929
Eaton Corp. PLC	11,347	719,059
Emerson Electric Company	16,940	1,060,105
Encore Wire Corp.	509	18,879
EnerSys	1,186	69,547
Enphase Energy, Inc. (I)	1,270	19,037
Espey Manufacturing & Electronics Corp.	162	3,261
Franklin Electric Company, Inc.	1,168	40,576
FuelCell Energy, Inc. (I)(L)	8,334	17,418

The accompanying notes are an integral part of the financial statements.	291

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
General Cable Corp.	1,116	$16,829
Global Power Equipment Group, Inc.	699	10,415
GrafTech International, Ltd. (I)	3,533	16,181
Hubbell, Inc., Class B	1,387	167,175
Lighting Science Group Corp. (I)	3,647	667
Lime Energy Company (I)	158	510
Plug Power, Inc. (I)(L)	3,427	15,730
Polypore International, Inc. (I)(L)	1,089	42,373
Powell Industries, Inc.	356	14,546
Power Solutions International, Inc. (I)(L)	259	17,871
Preformed Line Products Company	151	7,967
Regal-Beloit Corp.	1,083	69,583
Revolution Lighting Technologies, Inc. (I)(L)	2,016	3,387
Rockwell Automation, Inc.	3,311	363,813
SL Industries, Inc. (I)	235	11,473
SolarCity Corp. (I)(L)	2,235	133,206
The Babcock & Wilcox Company	2,624	72,659
Thermon Group Holdings, Inc. (I)	760	18,559
Valence Technology, Inc. (I)	5,079	181
Vicor Corp. (I)	1,178	11,073
		3,404,502
Industrial conglomerates - 1.8%
3M Company	15,896	2,252,145
Carlisle Companies, Inc.	1,535	123,383
Danaher Corp.	16,701	1,268,942
General Electric Company	241,756	6,193,789
Raven Industries, Inc.	906	22,106
Roper Industries, Inc.	2,343	342,757
		10,203,122
Machinery - 1.8%
Actuant Corp., Class A	1,781	54,356
AGCO Corp.	2,312	105,104
Albany International Corp., Class A	756	25,734
Allison Transmission Holdings, Inc.	4,234	120,627
Altra Industrial Motion Corp.	757	22,074
American Railcar Industries, Inc. (L)	519	38,364
Astec Industries, Inc.	567	20,678
Barnes Group, Inc.	1,329	40,335
Blount International, Inc. (I)	1,228	18,580
Briggs & Stratton Corp.	1,078	19,426
Caterpillar, Inc.	15,080	1,493,372
Chart Industries, Inc. (I)(L)	708	43,280
CIRCOR International, Inc.	465	31,308
CLARCOR, Inc.	1,194	75,318
Colfax Corp. (I)	2,435	138,722
Columbus McKinnon Corp.	651	14,315
Commercial Vehicle Group, Inc. (I)	1,067	6,594
Crane Company	1,353	85,523
Cummins, Inc.	4,456	588,103
Deere & Company	8,840	724,792
Donaldson Company, Inc.	3,471	141,027
Douglas Dynamics, Inc.	897	17,492
Dover Corp.	4,075	327,345
Dynamic Materials Corp.	379	7,220
Energy Recovery, Inc. (I)(L)	1,363	4,825
EnPro Industries, Inc. (I)	496	30,023
ESCO Technologies, Inc.	685	23,824
Federal Signal Corp.	1,496	19,807
Flowserve Corp.	3,333	235,043
FreightCar America, Inc.	399	13,287
Graco, Inc.	1,484	108,302
Graham Corp.	360	10,350
Harsco Corp.	2,023	43,312
Hillenbrand, Inc.	1,580	48,806
Hyster-Yale Materials Handling, Inc.	360	25,783
IDEX Corp.	1,962	141,990
Illinois Tool Works, Inc.	10,234	863,954
ITT Corp.	2,155	96,846
John Bean Technologies Corp.	744	20,929
Joy Global, Inc. (L)	2,471	134,768
Kadant, Inc.	356	13,902
Kennametal, Inc.	1,834	75,763
LB Foster Company, Class A	393	18,054
Lincoln Electric Holdings, Inc.	1,978	136,749
Lindsay Corp. (L)	317	23,696
Lydall, Inc. (I)	557	15,045
Manitex International, Inc. (I)	420	4,742
Meritor, Inc. (I)	2,393	25,964
Middleby Corp. (I)	1,377	121,355
Mueller Industries, Inc.	1,282	36,588
Mueller Water Products, Inc., Class A	4,056	33,584
Navistar International Corp. (I)(L)	1,939	63,812
NN, Inc.	585	15,631
Nordson Corp.	1,531	116,463
Oshkosh Corp.	2,074	91,567
PACCAR, Inc.	8,380	476,613
Pall Corp.	2,659	222,558
Parker Hannifin Corp.	3,523	402,150
Pentair PLC	4,792	313,828
PMFG, Inc. (I)(L)	848	4,240
Proto Labs, Inc. (I)(L)	634	43,746
RBC Bearings, Inc.	550	31,185
Rexnord Corp. (I)	2,268	64,525
Snap-on, Inc.	1,364	165,153
SPX Corp.	1,059	99,472
Standex International Corp.	409	30,323
Stanley Black & Decker, Inc.	4,036	358,356
Sun Hydraulics Corp.	689	25,900
Tecumseh Products Company (I)	535	2,301
Tennant Company	492	33,008
Terex Corp.	2,704	85,906
The ExOne Company (I)	298	6,225
The Gorman-Rupp Company	672	20,187
The Greenbrier Companies, Inc. (L)	617	45,275
The LS Starrett Company, Class A	473	6,546
The Manitowoc Company, Inc.	3,212	75,321
The Toro Company	1,418	83,988
Timken Company	2,322	98,430
Titan International, Inc. (L)	1,210	14,302
TriMas Corp. (I)	1,133	27,566
Trinity Industries, Inc.	3,804	177,723
Twin Disc, Inc.	494	13,318
Valmont Industries, Inc. (L)	632	85,276
Wabash National Corp. (I)	1,922	25,601
WABCO Holdings, Inc. (I)	1,477	134,333
Wabtec Corp.	2,330	188,823
Watts Water Technologies, Inc., Class A	857	49,920
Woodward, Inc.	1,685	80,240
Xylem, Inc.	4,469	158,605
		10,425,396
Marine - 0.0%
Eagle Bulk Shipping, Inc. (I)	529	485
Kirby Corp. (I)	1,313	154,737
Matson, Inc.	1,025	25,656

The accompanying notes are an integral part of the financial statements.	292

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Marine (continued)
Rand Logistics, Inc. (I)	557	$3,175
		184,053
Professional services - 0.3%
Acacia Research Corp. (L)	1,195	18,499
Barrett Business Services, Inc.	202	7,977
CBIZ, Inc. (I)	1,604	12,623
CDI Corp.	578	8,393
CRA International, Inc. (I)	287	7,298
Equifax, Inc.	2,853	213,233
Exponent, Inc.	289	20,484
Franklin Covey Company (I)	557	10,912
FTI Consulting, Inc. (I)	921	32,198
Heidrick & Struggles International, Inc.	459	9,428
Hill International, Inc. (I)	1,724	6,896
Huron Consulting Group, Inc. (I)	572	34,875
ICF International, Inc. (I)	571	17,581
IHS, Inc., Class A (I)	1,598	200,054
Insperity, Inc.	655	17,908
Kelly Services, Inc., Class A	880	13,790
Kforce, Inc.	800	15,656
Korn/Ferry International (I)	1,149	28,610
ManpowerGroup, Inc.	1,845	129,335
Mastech Holdings, Inc.	296	2,990
Mistras Group, Inc. (I)	687	14,015
Navigant Consulting, Inc. (I)	1,124	15,635
Odyssey Marine Exploration, Inc. (I)(L)	2,604	2,370
On Assignment, Inc. (I)	1,216	32,650
Paylocity Holding Corp. (I)(L)	1,217	23,914
Pendrell Corp. (I)	8,578	11,495
Resources Connection, Inc.	976	13,605
Robert Half International, Inc.	3,317	162,533
RPX Corp. (I)	1,202	16,503
The Advisory Board Company (I)	886	41,279
The Corporate Executive Board Company	835	50,158
The Dun & Bradstreet Corp.	909	106,780
Towers Watson & Company, Class A	1,675	166,663
Trinet Group, Inc. (I)	1,518	39,089
TrueBlue, Inc. (I)	1,122	28,342
Verisk Analytics, Inc., Class A (I)	3,990	242,951
VSE Corp.	167	8,186
WageWorks, Inc. (I)	826	37,608
		1,822,516
Road and rail - 1.0%
AMERCO	480	125,707
ArcBest Corp.	705	26,297
Avis Budget Group, Inc. (I)	2,532	138,981
Celadon Group, Inc.	717	13,946
Con-way, Inc.	1,410	66,975
CSX Corp.	24,266	777,968
Genesee & Wyoming, Inc., Class A (I)	1,289	122,855
Heartland Express, Inc.	2,321	55,611
Hertz Global Holdings, Inc. (I)	10,697	271,597
J.B. Hunt Transport Services, Inc.	2,785	206,229
Kansas City Southern	2,626	318,271
Knight Transportation, Inc.	1,874	51,329
Landstar System, Inc.	1,058	76,377
Marten Transport, Ltd.	1,173	20,891
Norfolk Southern Corp.	7,407	826,621
Old Dominion Freight Line, Inc. (I)	2,081	147,002
Patriot Transportation Holding, Inc. (I)	282	9,565
Providence and Worcester Railroad Company	251	4,390
Roadrunner Transportation Systems, Inc. (I)	1,015	23,132
Ryder Systems, Inc.	1,195	107,514
Saia, Inc. (I)	643	31,867
Swift Transportation Company (I)	3,346	70,199
Union Pacific Corp.	21,870	2,371,145
Universal Truckload Services, Inc.	735	17,824
USA Truck, Inc. (I)	383	6,714
Werner Enterprises, Inc.	1,617	40,748
YRC Worldwide, Inc. (I)	748	15,199
		5,944,954
Trading companies and distributors - 0.4%
Aceto Corp.	706	13,640
Air Lease Corp.	2,442	79,365
Aircastle, Ltd.	1,918	31,378
Applied Industrial Technologies, Inc.	1,031	47,065
Beacon Roofing Supply, Inc. (I)	1,131	28,818
BlueLinx Holdings, Inc. (I)	9,462	12,395
CAI International, Inc. (I)	572	11,068
DXP Enterprises, Inc. (I)	367	27,041
Fastenal Company	7,070	317,443
GATX Corp.	1,122	65,491
H&E Equipment Services, Inc.	922	37,138
HD Supply Holdings, Inc. (I)	4,467	121,770
Houston Wire & Cable Company	638	7,643
Kaman Corp.	670	26,331
MRC Global, Inc. (I)	2,326	54,242
MSC Industrial Direct Company, Inc., Class A	1,510	129,045
NOW, Inc. (I)	2,550	77,546
Rush Enterprises, Inc., Class A (I)	968	32,380
Stock Building Supply Holdings, Inc. (I)	780	12,254
TAL International Group, Inc. (I)(L)	812	33,495
Textainer Group Holdings, Ltd.	1,298	40,394
Titan Machinery, Inc. (I)	544	7,067
United Rentals, Inc. (I)	2,261	251,197
Veritiv Corp. (I)(L)	201	10,062
W.W. Grainger, Inc.	1,640	412,706
Watsco, Inc.	810	69,806
WESCO International, Inc. (I)	1,020	79,825
		2,036,605
Transportation infrastructure - 0.0%
Macquarie Infrastructure Company LLC	1,198	79,907
Wesco Aircraft Holdings, Inc. (I)	2,341	40,733
		120,640
		60,104,643
Information technology - 18.6%
Communications equipment - 1.5%
ADTRAN, Inc.	1,439	29,543
Arista Networks, Inc. (I)(L)	1,477	130,463
ARRIS Group, Inc. (I)	3,419	96,946
Aruba Networks, Inc. (I)	2,538	54,770
Aviat Networks, Inc. (I)	1,974	3,553
Bel Fuse, Inc., Class B	373	9,228
Black Box Corp.	458	10,681
Brocade Communications Systems, Inc.	10,370	112,722
CalAmp Corp. (I)	938	16,528
Calix, Inc. (I)	1,421	13,599
Ciena Corp. (I)	2,566	42,904
Cisco Systems, Inc.	123,589	3,110,735
Commscope Holding Company, Inc. (I)	4,579	109,484
Dialogic, Inc. (I)	241	195
Digi International, Inc. (I)	713	5,348
EchoStar Corp., Class A (I)	2,166	105,614

The accompanying notes are an integral part of the financial statements.	293

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Emcore Corp. (I)	763	$4,341
Emulex Corp. (I)	2,134	10,542
Extreme Networks, Inc. (I)	2,022	9,685
F5 Networks, Inc. (I)	1,867	221,688
Finisar Corp. (I)(L)	2,207	36,702
Harmonic, Inc. (I)	2,721	17,251
Harris Corp.	2,560	169,984
Infinera Corp. (I)	2,668	28,468
InterDigital, Inc.	948	37,749
Ixia (I)	1,783	16,297
JDS Uniphase Corp. (I)	5,871	75,149
Juniper Networks, Inc.	11,838	262,212
Meru Networks, Inc. (I)	433	1,650
Motorola Solutions, Inc.	6,304	398,917
NETGEAR, Inc. (I)	889	27,781
Novatel Wireless, Inc. (I)	1,074	3,942
Numerex Corp., Class A (I)	926	9,704
Oplink Communications, Inc.	639	10,748
Palo Alto Networks, Inc. (I)	1,766	173,245
Parkervision, Inc. (I)(L)	2,235	2,548
Plantronics, Inc.	1,109	52,988
Polycom, Inc. (I)	4,160	51,106
Powerwave Technologies, Inc. (I)	912	1
Procera Networks, Inc. (I)	608	5,825
QUALCOMM, Inc.	40,737	3,045,905
Riverbed Technology, Inc. (I)	4,065	75,385
Ruckus Wireless, Inc. (I)	1,798	24,021
ShoreTel, Inc. (I)	1,320	8,778
Sonus Networks, Inc. (I)	7,104	24,296
Sycamore Networks, Inc.	773	269
Tessco Technologies, Inc.	309	8,958
Ubiquiti Networks, Inc. (I)(L)	2,142	80,389
ViaSat, Inc. (I)(L)	1,087	59,915
		8,808,752
Electronic equipment, instruments and components - 0.6%
Amphenol Corp., Class A	3,778	377,271
Anixter International, Inc.	773	65,581
Arrow Electronics, Inc. (I)	2,357	130,460
Avnet, Inc.	3,210	133,215
AVX Corp.	4,025	53,452
Badger Meter, Inc.	435	21,946
Belden, Inc.	1,053	67,413
Benchmark Electronics, Inc. (I)	1,407	31,249
CDW Corp.	4,060	126,063
Checkpoint Systems, Inc. (I)	1,010	12,352
Cognex Corp. (I)	2,162	87,064
Coherent, Inc. (I)	623	38,234
Control4 Corp. (I)	676	8,741
Corning, Inc.	32,493	628,415
CTS Corp.	903	14,349
Daktronics, Inc.	1,118	13,740
Dolby Laboratories, Inc., Class A (I)	2,481	103,681
DTS, Inc. (I)	507	12,802
Echelon Corp. (I)	1,218	2,485
Electro Rent Corp.	657	9,047
Electro Scientific Industries, Inc.	1,363	9,255
eMagin Corp. (I)	820	1,927
FARO Technologies, Inc. (I)	470	23,853
FEI Company	1,012	76,325
FLIR Systems, Inc.	3,439	107,778
GSI Group, Inc. (I)	1,358	15,603
Identive Group, Inc. (I)	182	2,441
II-VI, Inc. (I)	1,532	18,032
Ingram Micro, Inc., Class A (I)	3,568	92,090
Insight Enterprises, Inc. (I)	950	21,499
InvenSense, Inc. (I)(L)	2,246	44,314
IPG Photonics Corp. (I)(L)	1,210	83,224
Itron, Inc. (I)	903	35,497
Jabil Circuit, Inc.	4,996	100,769
KEMET Corp. (I)	1,819	7,494
Knowles Corp. (I)	2,037	53,981
Littelfuse, Inc.	562	47,871
Maxwell Technologies, Inc. (I)	724	6,313
Measurement Specialties, Inc. (I)	495	42,377
Mercury Systems, Inc. (I)	1,173	12,915
Mesa Laboratories, Inc.	139	8,031
Methode Electronics, Inc.	886	32,667
MOCON, Inc.	510	7,614
MTS Systems Corp.	413	28,191
Multi-Fineline Electronix, Inc. (I)	1,048	9,799
National Instruments Corp.	3,022	93,470
Netlist, Inc. (I)	5,918	7,042
Newport Corp. (I)	1,042	18,464
OSI Systems, Inc. (I)	477	30,280
Park Electrochemical Corp.	597	14,059
PC Connection, Inc.	675	14,492
Plexus Corp. (I)	830	30,652
Pulse Electronics Corp. (I)	137	185
Radisys Corp. (I)	794	2,120
RealD, Inc. (I)	1,198	11,225
Richardson Electronics, Ltd.	668	6,673
Rofin-Sinar Technologies, Inc. (I)	720	16,603
Rogers Corp. (I)	481	26,340
Sanmina Corp. (I)	2,020	42,137
ScanSource, Inc. (I)	664	22,968
Speed Commerce, Inc. (I)	2,527	6,949
SYNNEX Corp. (I)	897	57,973
Tech Data Corp. (I)	895	52,680
Trimble Navigation, Ltd. (I)	6,185	188,643
TTM Technologies, Inc. (I)	1,990	13,552
Universal Display Corp. (I)(L)	1,115	36,394
Viasystems Group, Inc. (I)	571	8,965
Vishay Intertechnology, Inc.	3,586	51,244
Zebra Technologies Corp., Class A (I)	1,187	84,241
		3,664,771
Internet software and services - 3.7%
Akamai Technologies, Inc. (I)	4,229	252,894
Angie’s List, Inc. (I)(L)	1,342	8,549
AOL, Inc. (I)	1,892	85,045
Bankrate, Inc. (I)	2,362	26,832
Bazaarvoice, Inc. (I)(L)	1,789	13,221
Benefitfocus, Inc. (I)(L)	572	15,410
Blucora, Inc. (I)	902	13,746
Brightcove, Inc. (I)	656	3,660
BroadVision, Inc. (I)	124	1,097
Carbonite, Inc. (I)	665	6,810
Care.com, Inc. (I)	1,124	9,161
ChannelAdvisor Corp. (I)(L)	778	12,759
comScore, Inc. (I)	1,002	36,483
Constant Contact, Inc. (I)	855	23,205
Conversant, Inc. (I)	1,811	62,027
Cornerstone OnDemand, Inc. (I)	1,341	46,144
CoStar Group, Inc. (I)	685	106,545
Cvent, Inc. (I)(L)	1,002	25,421
Dealertrack Technologies, Inc. (I)	1,058	45,928

The accompanying notes are an integral part of the financial statements.	294

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Demand Media, Inc. (I)	359	$3,177
Demandware, Inc. (I)	849	43,231
Digital River, Inc. (I)	987	14,331
E2open, Inc. (I)	598	5,567
Earthlink Holdings Corp.	4,067	13,909
eBay, Inc. (I)	30,899	1,749,810
Endurance International
Group Holdings, Inc. (I)(L)	3,078	50,079
Envestnet, Inc. (I)	867	39,015
Equinix, Inc. (I)	1,187	252,214
Everyday Health, Inc. (I)(L)	874	12,210
Facebook, Inc., Class A (I)	61,665	4,874,002
Global Eagle Entertainment, Inc. (I)	1,359	15,248
Gogo, Inc. (I)(L)	2,099	35,389
Google, Inc., Class C (I)	16,180	9,341,685
GrubHub, Inc. (I)(L)	1,902	65,124
InterActiveCorp	1,943	128,044
Internap Network Services Corp. (I)	1,629	11,240
IntraLinks Holdings, Inc. (I)	1,586	12,847
j2 Global, Inc. (L)	1,122	55,382
Limelight Networks, Inc. (I)	2,442	5,702
LinkedIn Corp., Class A (I)	2,901	602,799
Liquidity Services, Inc. (I)	719	9,886
LivePerson, Inc. (I)	1,346	16,946
LogMeIn, Inc. (I)	689	31,742
Marchex, Inc., Class B	1,000	4,150
Marin Software, Inc. (I)(L)	1,343	11,550
Marketo, Inc. (I)(L)	865	27,940
MeetMe, Inc. (I)	3,362	6,623
Millennial Media, Inc. (I)(L)	2,668	4,962
Monster Worldwide, Inc. (I)	2,708	14,894
Move, Inc. (I)	1,071	22,448
NIC, Inc.	1,581	27,225
OPOWER, Inc. (I)(L)	1,357	25,593
Pandora Media, Inc. (I)	4,725	114,156
Perficient, Inc. (I)	697	10,448
QuinStreet, Inc. (I)	930	3,860
Rackspace Hosting, Inc. (I)	3,378	109,954
RealNetworks, Inc. (I)	977	6,790
Rightside Group, Ltd. (I)	359	3,500
Rocket Fuel, Inc. (I)(L)	829	13,098
SciQuest, Inc. (I)	622	9,355
Shutterstock, Inc. (I)(L)	835	59,602
Spark Networks, Inc. (I)	1,807	8,384
SPS Commerce, Inc. (I)	348	18,496
Stamps.com, Inc. (I)	343	10,894
support.com, Inc. (I)	1,791	3,869
Synacor, Inc. (I)	3,046	5,818
TechTarget, Inc. (I)	764	6,563
Textura Corp. (I)(L)	513	13,543
Travelzoo, Inc. (I)	401	6,216
TrueCar, Inc. (I)(L)	1,810	32,490
Trulia, Inc. (I)(L)	930	45,477
Twitter, Inc. (I)	13,056	673,428
United Online, Inc.	328	3,592
Unwired Planet, Inc. (I)	2,609	4,853
VeriSign, Inc. (I)	3,381	186,361
Web.com Group, Inc. (I)	1,291	25,768
WebMD Health Corp. (I)(L)	946	39,552
Xoom Corp. (I)	734	16,111
Yahoo!, Inc. (I)	24,218	986,884
Yelp, Inc. (I)(L)	1,770	120,803
Zillow, Inc., Class A (I)(L)	979	113,554
		20,983,320
IT services - 3.1%
Acxiom Corp. (I)	1,763	29,178
Alliance Data Systems Corp. (I)	1,221	303,138
Automatic Data Processing, Inc.	11,521	957,165
Blackhawk Network Holdings, Inc. (I)(L)	1,244	40,306
Booz Allen Hamilton Holding Corp.	3,410	79,794
Broadridge Financial Solutions, Inc.	2,909	121,102
CACI International, Inc., Class A (I)	532	37,916
Cardtronics, Inc. (I)	1,085	38,192
Cass Information Systems, Inc.	337	13,952
CIBER, Inc. (I)	2,045	7,014
Cognizant Technology
Solutions Corp., Class A (I)	14,454	647,106
Computer Sciences Corp.	3,551	217,144
Computer Task Group, Inc.	577	6,405
Convergys Corp.	2,403	42,821
CoreLogic, Inc. (I)	2,317	62,721
CSG Systems International, Inc.	918	24,125
DST Systems, Inc.	1,033	86,689
EPAM Systems, Inc. (I)	1,164	50,972
Euronet Worldwide, Inc. (I)	1,168	55,819
ExlService Holdings, Inc. (I)	766	18,698
Fidelity National Information Services, Inc.	6,911	389,089
Fiserv, Inc. (I)	6,160	398,152
FleetCor Technologies, Inc. (I)	1,966	279,408
Forrester Research, Inc.	566	20,863
Gartner, Inc. (I)	2,204	161,928
Genpact, Ltd. (I)	5,610	91,555
Global Cash Access Holdings, Inc. (I)	2,025	13,669
Global Payments, Inc.	1,823	127,391
Heartland Payment Systems, Inc.	844	40,276
Higher One Holdings, Inc. (I)	1,420	3,507
iGATE Corp. (I)	1,475	54,162
Innodata, Inc. (I)	808	2,464
International Business Machines Corp.	24,443	4,640,015
Jack Henry & Associates, Inc.	2,031	113,045
Leidos Holdings, Inc.	1,988	68,248
Lionbridge Technologies, Inc. (I)	1,904	8,568
ManTech International Corp., Class A	903	24,336
MasterCard, Inc., Class A	28,352	2,095,780
Mattersight Corp. (I)	1,020	5,518
MAXIMUS, Inc.	1,660	66,616
ModusLink Global Solutions, Inc. (I)	2,255	8,050
MoneyGram International, Inc. (I)	1,413	17,719
NCI, Inc., Class A (I)	381	3,623
NeuStar, Inc., Class A (I)(L)	1,565	38,859
Newtek Business Services, Inc. (I)	1,992	5,478
Paychex, Inc.	8,667	383,081
PRGX Global, Inc. (I)	959	5,620
Sabre Corp.	6,115	109,550
Sapient Corp. (I)	3,338	46,732
Science Applications International Corp.	1,136	50,245
ServiceSource International, Inc. (I)	1,729	5,585
Sykes Enterprises, Inc. (I)	1,261	25,195
Syntel, Inc. (I)	1,000	87,940
TeleTech Holdings, Inc. (I)	1,287	31,634
Teradata Corp. (I)	3,873	162,356
The Western Union Company	13,129	210,589
Total System Services, Inc.	4,487	138,918
Unisys Corp. (I)	1,059	24,791
Vantiv, Inc., Class A (I)	4,637	143,283

The accompanying notes are an integral part of the financial statements.	295

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
VeriFone Systems, Inc. (I)	2,675	$91,967
Virtusa Corp. (I)	733	26,065
Visa, Inc., Class A	18,618	3,972,523
WEX, Inc. (I)	916	101,053
Xerox Corp.	29,055	384,398
		17,520,101
Semiconductors and semiconductor equipment - 2.3%
Advanced Energy Industries, Inc. (I)	919	17,268
Advanced Micro Devices, Inc. (I)(L)	17,816	60,753
Alpha & Omega Semiconductor, Ltd. (I)	721	6,777
Altera Corp.	7,671	274,468
Ambarella, Inc. (I)(L)	697	30,438
Amkor Technology, Inc. (I)	5,636	47,399
Amtech Systems, Inc. (I)	892	9,544
Analog Devices, Inc.	7,343	363,405
Applied Materials, Inc.	28,783	622,001
Applied Micro Circuits Corp. (I)	1,860	13,020
Atmel Corp. (I)	9,935	80,275
Audience, Inc. (I)	394	2,916
AXT, Inc. (I)	645	1,574
Broadcom Corp., Class A	13,823	558,726
Brooks Automation, Inc.	1,693	17,793
Cabot Microelectronics Corp. (I)	546	22,632
Cavium, Inc. (I)	1,306	64,947
CEVA, Inc. (I)	574	7,715
Cirrus Logic, Inc. (I)	1,542	32,151
Cohu, Inc.	836	10,007
Cree, Inc. (I)(L)	2,898	118,673
CVD Equipment Corp. (I)	955	12,358
Cypress Semiconductor Corp. (I)(L)	3,833	37,851
Diodes, Inc. (I)	1,139	27,245
Entegris, Inc. (I)	3,313	38,100
Entropic Communications, Inc. (I)	4,567	12,148
Exar Corp. (I)	1,365	12,217
Fairchild Semiconductor International, Inc. (I)	3,070	47,677
First Solar, Inc. (I)	2,345	154,324
FormFactor, Inc. (I)	1,372	9,837
Freescale Semiconductor, Ltd. (I)(L)	7,301	142,589
GSI Technology, Inc. (I)	900	4,869
GT Advanced Technologies, Inc. (I)(L)	3,563	38,587
Inphi Corp. (I)	755	10,857
Integrated Device Technology, Inc. (I)	3,718	59,302
Integrated Silicon Solution, Inc.	890	12,229
Intel Corp.	119,156	4,149,012
Intermolecular, Inc. (I)	1,145	2,656
International Rectifier Corp. (I)	1,650	64,746
Intersil Corp., Class A	3,066	43,568
IXYS Corp.	839	8,810
KLA-Tencor Corp.	3,912	308,187
Kopin Corp. (I)	2,337	7,946
Kulicke & Soffa Industries, Inc. (I)	1,781	25,344
Lam Research Corp.	3,884	290,135
Lattice Semiconductor Corp. (I)	2,974	22,305
Linear Technology Corp.	5,513	244,722
M/A-COM Technology
Solutions Holdings, Inc. (I)	1,159	25,313
Marvell Technology Group, Ltd.	11,656	157,123
Mattson Technology, Inc. (I)	1,856	4,584
Maxim Integrated Products, Inc.	6,649	201,066
MaxLinear, Inc., Class A (I)	1,309	9,006
Micrel, Inc.	1,723	20,728
Microchip Technology, Inc. (L)	4,639	219,100
Micron Technology, Inc. (I)	25,704	880,619
Microsemi Corp. (I)	2,319	58,926
MKS Instruments, Inc.	1,286	42,927
Monolithic Power Systems, Inc.	895	39,425
MoSys, Inc. (I)	2,444	5,914
Nanometrics, Inc. (I)	623	9,407
NVIDIA Corp.	13,756	253,798
OmniVision Technologies, Inc. (I)	1,411	37,335
ON Semiconductor Corp. (I)	10,601	94,773
PDF Solutions, Inc. (I)	882	11,122
Photronics, Inc. (I)	1,479	11,906
PMC-Sierra, Inc. (I)	5,216	38,911
Power Integrations, Inc.	714	38,492
QuickLogic Corp. (I)(L)	3,344	9,999
Rambus, Inc. (I)	2,670	33,322
RF Micro Devices, Inc. (I)	6,722	77,572
Rubicon Technology, Inc. (I)	1,441	6,124
Rudolph Technologies, Inc. (I)	944	8,543
Semtech Corp. (I)	1,537	41,730
Silicon Image, Inc. (I)	2,196	11,068
Silicon Laboratories, Inc. (I)	1,002	40,721
Skyworks Solutions, Inc.	4,403	255,594
Spansion, Inc., Class A (I)	1,657	37,763
STR Holdings, Inc. (I)	1,220	1,769
SunEdison, Inc. (I)	6,713	126,741
SunPower Corp. (I)(L)	3,188	108,009
Synaptics, Inc. (I)	852	62,366
Teradyne, Inc.	4,605	89,291
Tessera Technologies, Inc.	1,532	40,721
Texas Instruments, Inc.	26,239	1,251,338
Transwitch Corp. (I)	1,304	5
TriQuint Semiconductor, Inc. (I)	4,009	76,452
Ultra Clean Holdings, Inc. (I)	774	6,927
Ultratech, Inc. (I)	647	14,719
Veeco Instruments, Inc. (I)	883	30,861
Xcerra Corp. (I)	1,415	13,853
Xilinx, Inc.	6,411	271,506
		12,927,572
Software - 4.0%
A10 Networks, Inc. (I)	1,613	14,694
ACI Worldwide, Inc. (I)	2,907	54,535
Activision Blizzard, Inc.	16,474	342,494
Actuate Corp. (I)	1,416	5,522
Adobe Systems, Inc. (I)	11,948	826,682
Advent Software, Inc.	1,318	41,596
American Software, Inc., Class A	945	8,335
ANSYS, Inc. (I)	2,187	165,490
Aspen Technology, Inc. (I)	2,229	84,078
Autodesk, Inc. (I)	5,343	294,399
Blackbaud, Inc.	1,183	46,480
Bottomline Technologies, Inc. (I)	911	25,134
BroadSoft, Inc. (I)	685	14,412
CA, Inc.	10,821	302,339
Cadence Design Systems, Inc. (I)	6,903	118,801
Callidus Software, Inc. (I)	1,069	12,849
Citrix Systems, Inc. (I)	4,293	306,263
CommVault Systems, Inc. (I)	1,078	54,331
Compuware Corp.	5,237	55,565
Comverse, Inc. (I)	666	14,872
Concur Technologies, Inc. (I)	1,319	167,276
Cyan, Inc. (I)	1,096	3,420
Document Security Systems, Inc. (I)	1,772	1,506
Ebix, Inc. (L)	840	11,911
Electronic Arts, Inc. (I)	7,374	262,588

The accompanying notes are an integral part of the financial statements.	296

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Ellie Mae, Inc. (I)	692	$22,559
EnerNOC, Inc. (I)	701	11,889
Envivio, Inc. (I)	4,311	7,932
Epiq Systems, Inc.	1,028	18,052
ePlus, Inc. (I)	259	14,517
FactSet Research Systems, Inc. (L)	1,007	122,381
Fair Isaac Corp.	860	47,386
FalconStor Software, Inc. (I)	1,749	2,011
FireEye, Inc. (I)(L)	2,871	87,738
FleetMatics Group PLC (I)(L)	779	23,760
Fortinet, Inc. (I)	3,889	98,256
Gigamon, Inc. (I)(L)	777	8,135
Glu Mobile, Inc. (I)(L)	2,758	14,259
Guidance Software, Inc. (I)	867	5,835
Guidewire Software, Inc. (I)	1,611	71,432
Imperva, Inc. (I)(L)	657	18,876
Infoblox, Inc. (I)	1,217	17,951
Informatica Corp. (I)	2,520	86,285
Interactive Intelligence Group, Inc. (I)	490	20,482
Intuit, Inc.	6,994	613,024
Jive Software, Inc. (I)	1,690	9,853
Kofax Ltd. (I)(L)	2,350	18,189
Majesco Entertainment Company (I)	212	225
Manhattan Associates, Inc. (I)	1,836	61,359
Mentor Graphics Corp.	2,655	54,414
Microsoft Corp.	199,352	9,241,959
MicroStrategy, Inc., Class A (I)	263	34,411
Mitek Systems, Inc. (I)(L)	1,254	3,022
Model N, Inc. (I)	495	4,881
Monotype Imaging Holdings, Inc.	1,027	29,085
NetScout Systems, Inc. (I)	949	43,464
NetSuite, Inc. (I)(L)	1,775	158,934
Nuance Communications, Inc. (I)	7,373	113,655
Oracle Corp.	107,849	4,128,460
Pegasystems, Inc.	1,800	34,398
Progress Software Corp. (I)	1,317	31,489
Proofpoint, Inc. (I)	933	34,652
PROS Holdings, Inc. (I)	740	18,648
PTC, Inc. (I)	2,805	103,505
Qlik Technologies, Inc. (I)	2,225	60,164
Qualys, Inc. (I)	930	24,738
Rally Software Development Corp. (I)	544	6,533
RealPage, Inc. (I)(L)	1,749	27,110
Red Hat, Inc. (I)	4,552	255,595
Rosetta Stone, Inc. (I)	599	4,822
Rovi Corp. (I)	2,521	49,777
Salesforce.com, Inc. (I)	14,643	842,412
Seachange International, Inc. (I)	1,026	7,141
ServiceNow, Inc. (I)	3,453	202,967
Silver Spring Networks, Inc. (I)(L)	1,081	10,432
Smith Micro Software, Inc. (I)	1,763	1,570
SolarWinds, Inc. (I)	1,882	79,138
Solera Holdings, Inc.	1,671	94,178
Splunk, Inc. (I)	2,860	158,330
SS&C Technologies Holdings, Inc. (I)	2,028	89,009
Symantec Corp.	16,581	389,819
Synchronoss Technologies, Inc. (I)	1,046	47,886
Synopsys, Inc. (I)	3,607	143,180
Tableau Software, Inc., Class A (I)	1,641	119,219
Take-Two Interactive Software, Inc. (I)	2,282	52,646
Tangoe, Inc. (I)	807	10,935
TeleCommunication Systems, Inc., Class A (I)	1,207	3,368
The Ultimate Software Group, Inc. (I)	671	94,953
THQ, Inc. (I)	234	5
TIBCO Software, Inc. (I)	3,948	93,291
TiVo, Inc. (I)	2,924	37,413
Tyler Technologies, Inc. (I)	761	67,272
Varonis Systems, Inc. (I)(L)	654	13,799
VASCO Data Security International, Inc. (I)	1,062	19,944
Verint Systems, Inc. (I)	1,301	72,349
VirnetX Holding Corp. (I)	1,232	7,392
VMware, Inc., Class A (I)(L)	10,288	965,426
Wave Systems Corp., Class A (I)	4,572	4,892
Workday, Inc., Class A (I)(L)	3,835	316,388
Zendesk, Inc. (I)	1,828	39,467
Zynga, Inc., Class A (I)	21,526	58,120
		23,144,615
Technology hardware, storage and peripherals - 3.4%
3D Systems Corp. (I)(L)	2,618	121,397
Apple, Inc.	145,127	14,621,545
Avid Technology, Inc. (I)	1,037	10,474
Cray, Inc. (I)(L)	1,015	26,634
Diebold, Inc.	1,694	59,832
Dot Hill Systems Corp. (I)	2,398	9,064
Electronics For Imaging, Inc. (I)	1,141	50,398
EMC Corp.	49,384	1,444,976
Hewlett-Packard Company	45,380	1,609,629
Imation Corp. (I)	1,203	3,549
Immersion Corp. (I)	986	8,460
Lexmark International, Inc., Class A	1,463	62,178
NCR Corp. (I)	3,948	131,903
NetApp, Inc.	8,177	351,284
Nimble Storage, Inc. (I)	1,667	43,292
OCZ Technology Group, Inc. (I)	1,924	0
QLogic Corp. (I)	2,269	20,784
Quantum Corp. (I)	5,832	6,765
Qumu Corp. (I)	348	4,524
SanDisk Corp.	5,444	533,240
Silicon Graphics International Corp. (I)	836	7,716
Super Micro Computer, Inc. (I)	1,005	29,567
Transact Technologies, Inc.	494	3,330
Western Digital Corp.	5,668	551,610
		19,712,151
		106,761,282
Materials - 3.6%
Chemicals - 2.3%
A. Schulman, Inc.	713	25,782
Advanced Emissions Solutions, Inc. (I)	476	10,125
Air Products & Chemicals, Inc.	5,033	655,196
Airgas, Inc.	1,763	195,076
Albemarle Corp. (L)	1,919	113,029
American Vanguard Corp.	743	8,322
Ashland, Inc.	1,853	192,897
Axiall Corp.	1,627	58,263
Balchem Corp.	725	41,013
Cabot Corp.	1,475	74,886
Calgon Carbon Corp. (I)	1,429	27,694
Celanese Corp., Series A	3,805	222,669
CF Industries Holdings, Inc.	1,296	361,869
Chase Corp.	349	10,861
Chemtura Corp. (I)	2,384	55,619
Codexis, Inc. (I)	682	1,589
Cytec Industries, Inc.	1,732	81,906
E.I. du Pont de Nemours & Company	22,155	1,589,843

The accompanying notes are an integral part of the financial statements.	297

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Eastman Chemical Company	3,661	$296,138
Ecolab, Inc.	7,207	827,580
Ferro Corp. (I)	2,227	32,269
Flotek Industries, Inc. (I)	1,385	36,107
FMC Corp.	3,213	183,751
FutureFuel Corp.	1,202	14,292
Hawkins, Inc.	312	11,220
HB Fuller Company	1,198	47,561
Huntsman Corp.	5,713	148,481
Innophos Holdings, Inc.	533	29,363
Innospec, Inc.	621	22,294
International Flavors & Fragrances, Inc.	1,930	185,048
Intrepid Potash, Inc. (I)(L)	1,827	28,227
KMG Chemicals, Inc.	436	7,098
Koppers Holdings, Inc.	493	16,348
Kraton Performance Polymers, Inc. (I)	778	13,856
Kronos Worldwide, Inc.	2,710	37,344
Landec Corp. (I)	774	9,482
LSB Industries, Inc. (I)	541	19,319
Metabolix, Inc. (I)	824	750
Minerals Technologies, Inc.	820	50,602
Monsanto Company	12,621	1,419,989
NewMarket Corp.	309	117,735
OCI Partners LP	2,042	43,862
Olin Corp.	1,916	48,379
OM Group, Inc.	761	19,748
OMNOVA Solutions, Inc. (I)	1,304	7,002
Penford Corp. (I)	473	6,229
PolyOne Corp.	2,353	83,720
PPG Industries, Inc.	3,376	664,194
Praxair, Inc.	7,017	905,193
Prospect Global Resources, Inc. (I)	53	15
Quaker Chemical Corp.	343	24,590
Rayonier Advanced Materials, Inc. (L)	994	32,713
Rentech Nitrogen Partners LP	1,086	13,510
Rentech, Inc. (I)	8,006	13,690
Rockwood Holdings, Inc.	1,807	138,145
RPM International, Inc.	3,162	144,756
Senomyx, Inc. (I)	1,262	10,348
Sensient Technologies Corp.	1,240	64,914
Sigma-Aldrich Corp.	2,846	387,084
Stepan Company	506	22,456
Taminco Corp. (I)	1,526	39,829
Terra Nitrogen Company LP	460	66,424
The Dow Chemical Company	29,050	1,523,382
The Mosaic Company	9,317	413,768
The Scotts Miracle-Gro Company, Class A	1,434	78,870
The Sherwin-Williams Company	2,430	532,146
Trecora Resources (I)	686	8,493
Tredegar Corp.	888	16,348
Valhi, Inc. (L)	7,686	50,190
Valspar Corp.	2,052	162,087
W.R. Grace & Company (I)	1,828	166,238
Westlake Chemical Corp.	3,198	276,915
Zep, Inc.	592	8,300
		13,255,031
Construction materials - 0.1%
Eagle Materials, Inc.	1,200	122,196
Headwaters, Inc. (I)	2,170	27,212
Martin Marietta Materials, Inc.	1,562	201,404
United States Lime & Minerals, Inc.	212	12,324
Vulcan Materials Company	3,128	188,399
		551,535
Containers and packaging - 0.3%
AEP Industries, Inc. (I)	171	6,476
AptarGroup, Inc.	1,558	94,571
Avery Dennison Corp.	2,321	103,633
Ball Corp.	3,323	210,246
Bemis Company, Inc.	2,394	91,020
Berry Plastics Group, Inc. (I)	2,678	67,593
Crown Holdings, Inc. (I)	3,205	142,687
Graphic Packaging Holding Company (I)	8,484	105,456
Greif, Inc., Class A	1,126	49,330
MeadWestvaco Corp.	4,191	171,580
Myers Industries, Inc.	984	17,358
Owens-Illinois, Inc. (I)	3,934	102,481
Packaging Corp. of America	2,346	149,722
Rock-Tenn Company, Class A	3,420	162,724
Sealed Air Corp.	4,745	165,506
Silgan Holdings, Inc.	1,489	69,983
Sonoco Products Company	2,324	91,310
UFP Technologies, Inc. (I)	312	6,858
		1,808,534
Metals and mining - 0.7%
AK Steel Holding Corp. (I)(L)	3,165	25,352
Alcoa, Inc.	26,766	430,665
Allegheny Technologies, Inc.	2,513	93,232
Allied Nevada Gold Corp. (I)	1,954	6,468
AM Castle & Company (I)	676	5,773
Ampco-Pittsburgh Corp.	317	6,340
Carpenter Technology Corp.	1,236	55,805
Century Aluminum Company (I)	2,202	57,186
Cliffs Natural Resources, Inc. (L)	3,602	37,389
Coeur Mining, Inc. (I)	2,424	12,023
Commercial Metals Company	2,880	49,162
Compass Minerals International, Inc.	779	65,654
Freeport-McMoRan Copper & Gold, Inc.	24,894	812,789
General Moly, Inc. (I)	2,672	1,991
Globe Specialty Metals, Inc.	1,837	33,415
Golden Minerals Company (I)	848	543
Haynes International, Inc.	336	15,453
Hecla Mining Company	9,520	23,610
Hi-Crush Partners LP	781	40,268
Horsehead Holding Corp. (I)	1,401	23,159
Kaiser Aluminum Corp.	484	36,890
Materion Corp.	519	15,918
Midway Gold Corp. (I)	3,078	3,201
Molycorp, Inc. (I)(L)	6,266	7,457
Newmont Mining Corp.	11,727	270,307
Noranda Aluminum Holding Corp.	1,665	7,526
Nucor Corp.	7,592	412,094
OCI Resources LP	700	15,967
Olympic Steel, Inc.	370	7,611
Paramount Gold and Silver Corp. (I)(L)	4,437	3,993
Reliance Steel & Aluminum Company	1,791	122,504
Royal Gold, Inc.	1,516	98,449
RTI International Metals, Inc. (I)	816	20,123
Schnitzer Steel Industries, Inc., Class A	687	16,522
Solitario Exploration & Royalty Corp. (I)	2,030	2,436
Southern Copper Corp.	20,082	595,431
Steel Dynamics, Inc.	5,347	120,896
Stillwater Mining Company (I)(L)	2,775	41,708
SunCoke Energy Partners LP	506	14,892

The accompanying notes are an integral part of the financial statements.	298

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
SunCoke Energy, Inc. (I)	1,802	$40,455
Synalloy Corp.	473	8,230
Tahoe Resources, Inc. (I)	3,348	67,964
Timkensteel Corp.	1,161	53,975
United States Steel Corp. (L)	3,560	139,445
Universal Stainless & Alloy Products, Inc. (I)	230	6,063
US Antimony Corp. (I)	2,052	2,606
Vista Gold Corp. (I)	3,085	1,265
Walter Energy, Inc.	1,471	3,442
Worthington Industries, Inc.	1,600	59,552
		3,993,199
Paper and forest products - 0.2%
Boise Cascade Company (I)	927	27,940
Clearwater Paper Corp. (I)	576	34,623
Deltic Timber Corp.	331	20,628
Domtar Corp.	1,574	55,295
International Paper Company	10,551	503,705
KapStone Paper and Packaging Corp. (I)	2,388	66,792
Louisiana-Pacific Corp. (I)(L)	3,252	44,195
Neenah Paper, Inc.	450	24,066
PH Glatfelter Company	1,142	25,067
Schweitzer-Mauduit International, Inc.	763	31,520
Verso Paper Corp. (I)(L)	1,827	5,846
Wausau Paper Corp.	1,441	11,427
		851,104
		20,459,403
Telecommunication services - 2.2%
Diversified telecommunication services - 1.9%
8x8, Inc. (I)	2,375	15,865
Alaska Communications
Systems Group, Inc. (I)	1,419	2,228
AT&T, Inc.	125,841	4,434,637
Atlantic Tele-Network, Inc.	401	21,614
CenturyLink, Inc.	14,173	579,534
Cincinnati Bell, Inc. (I)	4,894	16,493
Cogent Communications Group, Inc.	1,163	39,088
Consolidated
Communications Holdings, Inc. (L)	1,056	26,453
FairPoint Communications, Inc. (I)	1,044	15,837
Frontier Communications Corp. (L)	23,827	155,114
General Communication, Inc., Class A (I)	950	10,365
Globalstar, Inc. (I)(L)	16,618	60,822
IDT Corp., Class B	605	9,716
inContact, Inc. (I)	1,358	11,808
Inteliquent, Inc.	876	10,906
Iridium Communications, Inc. (I)(L)	1,659	14,682
Level 3 Communications, Inc. (I)	5,504	251,698
Lumos Networks Corp.	555	9,019
Premiere Global Services, Inc. (I)	1,491	17,847
Straight Path
Communications, Inc., Class B (I)	302	4,757
Towerstream Corp. (I)	2,254	3,336
tw telecom, Inc. (I)	3,403	141,599
Verizon Communications, Inc.	99,209	4,959,458
Vonage Holdings Corp. (I)	4,929	16,167
Windstream Holdings, Inc. (L)	14,406	155,297
		10,984,340
Wireless telecommunication services - 0.3%
Boingo Wireless, Inc. (I)	1,153	8,221
Leap Wireless International, Inc. (I)	2,036	5,131
NII Holdings, Inc. (I)	4,011	221
NTELOS Holdings Corp.	555	5,905
RingCentral, Inc., Class A (I)	1,728	21,963
SBA Communications Corp., Class A (I)	3,045	337,691
Shenandoah Telecommunications Company	652	16,176
Spok Holdings, Inc.	574	7,468
Sprint Corp. (I)(L)	72,521	459,783
T-Mobile US, Inc. (I)	19,301	557,220
Telephone & Data Systems, Inc.	2,523	60,451
United States Cellular Corp. (I)	2,040	72,379
		1,552,609
		12,536,949
Utilities - 2.8%
Electric utilities - 1.4%
ALLETE, Inc.	1,049	46,565
American Electric Power Company, Inc.	11,656	608,560
Cleco Corp.	1,529	73,621
Duke Energy Corp.	16,951	1,267,426
Edison International	7,714	431,367
El Paso Electric Company	1,103	40,315
Entergy Corp.	4,209	325,482
Exelon Corp.	20,450	697,141
FirstEnergy Corp.	9,966	334,559
Great Plains Energy, Inc.	3,613	87,326
Hawaiian Electric Industries, Inc. (L)	2,581	68,526
IDACORP, Inc.	1,281	68,674
ITC Holdings Corp.	3,888	138,529
MGE Energy, Inc.	946	35,248
NextEra Energy, Inc.	10,432	979,356
Northeast Utilities	7,468	330,832
NRG Yield, Inc., Class A (L)	1,754	82,526
OGE Energy Corp.	4,841	179,650
Pepco Holdings, Inc.	5,969	159,730
Pinnacle West Capital Corp.	2,644	144,468
PNM Resources, Inc.	1,941	48,350
Portland General Electric Company	1,931	62,024
PPL Corp.	15,092	495,621
The Empire District Electric Company	1,384	33,424
The Southern Company	21,139	922,717
UIL Holdings Corp.	1,427	50,516
Unitil Corp.	738	22,944
Westar Energy, Inc.	3,098	105,704
Xcel Energy, Inc.	11,892	361,517
		8,202,718
Gas utilities - 0.2%
AGL Resources, Inc.	2,701	138,669
AmeriGas Partners LP	2,277	103,877
Atmos Energy Corp.	2,121	101,172
Delta Natural Gas Company, Inc.	484	9,569
Ferrellgas Partners LP	2,182	58,630
Gas Natural, Inc.	653	7,712
National Fuel Gas Company	1,972	138,020
New Jersey Resources Corp.	982	49,601
Northwest Natural Gas Company	595	25,139
ONE Gas, Inc.	1,229	42,093
Piedmont Natural Gas Company, Inc. (L)	1,684	56,465
Questar Corp.	4,171	92,972
South Jersey Industries, Inc.	786	41,941
Southwest Gas Corp.	1,053	51,155
Star Gas Partners LP	2,049	11,700
Suburban Propane Partners LP	1,355	60,365
The Laclede Group, Inc.	737	34,197

The accompanying notes are an integral part of the financial statements.	299

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
UGI Corp.	4,009	$136,667
WGL Holdings, Inc.	1,161	48,901
		1,208,845
Independent power and renewable electricity producers - 0.2%
AES Corp.	17,590	249,426
Atlantic Power Corp. (L)	2,517	5,990
Calpine Corp. (I)	10,455	226,874
NRG Energy, Inc.	7,974	243,048
Ormat Technologies, Inc.	1,274	33,468
		758,806
Multi-utilities - 0.9%
Alliant Energy Corp.	2,685	148,776
Ameren Corp.	5,737	219,899
Avista Corp.	1,574	48,054
Black Hills Corp.	1,152	55,158
CenterPoint Energy, Inc.	10,226	250,230
CMS Energy Corp.	6,393	189,616
Consolidated Edison, Inc.	6,940	393,220
Dominion Resources, Inc.	13,932	962,562
DTE Energy Company	4,179	317,938
Integrys Energy Group, Inc.	1,826	118,361
MDU Resources Group, Inc.	4,469	124,283
NiSource, Inc.	7,353	301,326
NorthWestern Corp.	970	43,999
PG&E Corp.	10,693	481,613
Public Service Enterprise Group, Inc.	11,975	445,949
SCANA Corp.	3,306	164,011
Sempra Energy	5,835	614,892
TECO Energy, Inc.	5,130	89,159
Vectren Corp.	1,933	77,127
Wisconsin Energy Corp.	5,386	231,598
		5,277,771
Water utilities - 0.1%
American States Water Company	1,023	31,120
American Water Works Company, Inc.	4,253	205,122
Aqua America, Inc.	4,219	99,273
California Water Service Group	1,338	30,025
Connecticut Water Service, Inc.	386	12,545
Middlesex Water Company	892	17,483
SJW Corp.	822	22,087
York Water Company	973	19,460
		437,115
		15,885,255
TOTAL COMMON STOCKS (Cost $338,967,794)		$569,706,955

CORPORATE BONDS - 0.0%
Financials - 0.0%
GAMCO Investors, Inc.
8.187%, 12/31/2015 (Z)	$2,800	$2,664
TOTAL CORPORATE BONDS (Cost $2,509)		$2,664

RIGHTS - 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Expiration Date: 06/11/2030; Strike
Price: $0.02) (I)	4,291	0
TOTAL RIGHTS (Cost $4,291)		$0

WARRANTS - 0.0%
Genco Shipping & Trading Ltd. (Expiration
Date: 07/09/2021; Strike Price: $0.00) (I)	84	491
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016; Srtike Price: $8.50) (I)(L)	420	265
TOTAL WARRANTS (Cost $18,808)		$756

SECURITIES LENDING COLLATERAL - 2.6%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	1,507,826	15,088,970
TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,089,073)		$15,088,970

SHORT-TERM INVESTMENTS - 0.6%
Repurchase agreement - 0.6%
Repurchase Agreement with State Street Corp.
dated 09/30/2014 at 0.000% to be
repurchased at $3,569,000 on 10/01/2014,
collateralized by $3,255,000 U.S. Treasury
Bonds, 3.750 % due 11/15/2043 (valued at
$3,645,600, including interest)	$3,569,000	$3,569,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,569,000)		$3,569,000
Total Investments (Total Stock Market Index Trust)
(Cost $357,651,475) - 102.5%		$588,368,345
Other assets and liabilities, net - (2.5%)		(14,288,118)
TOTAL NET ASSETS - 100.0%		$574,080,227

Ultra Short Term Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 18.6%
U.S. government - 12.2%
U.S. Treasury Notes
0.125%, 12/31/2014	$8,000,000	$8,001,240
0.250%, 12/15/2014 to 01/15/2015	16,000,000	16,007,816
2.125%, 11/30/2014	8,000,000	8,027,184
		32,036,240
U.S. government agency - 6.4%
Federal Home Loan Mortgage Corp.
1.890%, 12/01/2035 (P)	225,669	235,676
1.940%, 12/01/2036 (P)	148,234	156,475
1.947%, 06/01/2036 (P)	251,193	264,419
2.160%, 05/01/2037 (P)	529,813	561,066
2.207%, 02/01/2036 (P)	446,931	474,494
2.227%, 12/01/2035 (P)	561,019	594,052
2.290%, 11/01/2036 (P)	436,186	462,727
2.356%, 05/01/2034 (P)	631,134	671,295
2.420%, 08/01/2035 (P)	565,502	606,145
2.601%, 06/01/2035 (P)	548,663	588,095
Federal National Mortgage Association
1.865%, 10/01/2035 (P)	875,581	921,347
1.876%, 10/01/2038 (P)	535,442	559,536
1.915%, 02/01/2035 (P)	750,386	790,369
2.034%, 04/01/2035 (P)	2,463,748	2,590,173
2.130%, 07/01/2035 (P)	956,354	1,011,074
2.299%, 01/01/2036 (P)	684,853	727,179
2.313%, 05/01/2036 (P)	1,510,751	1,605,607
2.320%, 02/01/2035 (P)	1,220,640	1,297,663
2.370%, 07/01/2035 (P)	541,578	576,224

The accompanying notes are an integral part of the financial statements.	300

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. government agency (continued)
Federal National Mortgage
Association (continued)
2.373%, 01/01/2036 (P)	$600,625	$639,061
2.458%, 05/01/2034 (P)	387,338	413,664
Government National Mortgage Association
1.625%, 08/20/2032 to 08/20/2035 (P)	1,188,410	1,230,072
		16,976,413
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $48,978,097)		$49,012,653

CORPORATE BONDS - 51.1%
Consumer discretionary - 7.4%
American Honda Finance Corp.
0.610%, 05/26/2016 (P)(S)	2,000,000	2,009,472
1.125%, 10/07/2016	1,000,000	1,003,344
Comcast Corp. 4.950%, 06/15/2016	1,500,000	1,603,385
Cox Communications, Inc.
5.450%, 12/15/2014	2,500,000	2,524,538
Daimler Finance North America LLC
1.250%, 01/11/2016 (S)	500,000	503,360
1.650%, 04/10/2015 (S)	1,000,000	1,005,825
DIRECTV Holdings LLC 3.550%, 03/15/2015	2,000,000	2,028,016
Ford Motor Credit Company LLC
5.625%, 09/15/2015	1,500,000	1,568,267
7.000%, 04/15/2015	1,000,000	1,034,400
Hyundai Motor Manufacturing Czech sro
4.500%, 04/15/2015 (S)	1,000,000	1,017,689
TCI Communications, Inc.
8.750%, 08/01/2015	1,625,000	1,735,542
Time Warner Cable, Inc. 3.500%, 02/01/2015	1,500,000	1,515,029
Viacom, Inc. 6.250%, 04/30/2016	2,000,000	2,164,290
		19,713,157
Consumer staples - 1.0%
ConAgra Foods, Inc.
1.350%, 09/10/2015	1,000,000	1,005,147
5.819%, 06/15/2017	1,500,000	1,655,999
		2,661,146
Energy - 3.4%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	2,000,000	2,181,458
Enterprise Products Operating LLC
1.250%, 08/13/2015	1,000,000	1,004,692
Kinder Morgan Energy Partners LP
5.125%, 11/15/2014	1,719,000	1,728,326
Petroleos Mexicanos 4.875%, 03/15/2015	2,000,000	2,036,380
Transocean, Inc. 4.950%, 11/15/2015	2,000,000	2,076,848
		9,027,704
Financials - 22.8%
Abbey National Treasury Services PLC
3.875%, 11/10/2014 (S)	2,500,000	2,508,908
4.000%, 04/27/2016	1,256,000	1,313,630
American Express Credit Corp.
1.750%, 06/12/2015	1,500,000	1,513,403
2.375%, 03/24/2017	1,000,000	1,023,362
American International Group, Inc.
5.600%, 10/18/2016	2,500,000	2,721,515
Bank of America Corp. 3.700%, 09/01/2015	1,582,000	1,624,350
Bank of America NA 5.300%, 03/15/2017	1,775,000	1,923,179
Bank of Montreal 0.705%, 09/11/2015 (P)	1,500,000	1,506,372
BB&T Corp. 3.200%, 03/15/2016	1,500,000	1,550,721
BNP Paribas SA 3.250%, 03/11/2015	2,000,000	2,023,740
Capital One Financial Corp.
3.150%, 07/15/2016	2,000,000	2,070,518
Citigroup Inc 5.850%, 08/02/2016	1,000,000	1,081,896
Citigroup, Inc. 4.875%, 05/07/2015	1,750,000	1,793,902
CNA Financial Corp. 5.850%, 12/15/2014	2,000,000	2,022,914
Credit Agricole SA/London
3.500%, 04/13/2015 (S)	2,545,000	2,582,259
General Electric Capital Corp.
2.950%, 05/09/2016	2,000,000	2,069,820
Goldman Sachs Group Inc/the
5.350%, 01/15/2016	2,000,000	2,113,140
HCP, Inc. 3.750%, 02/01/2016	1,839,000	1,909,412
ING Bank NV 2.000%, 09/25/2015 (S)	2,000,000	2,025,548
JPMorgan Chase & Company
1.125%, 02/26/2016	1,150,000	1,154,674
3.150%, 07/05/2016	750,000	776,164
3.400%, 06/24/2015	1,000,000	1,020,954
MetLife, Inc. 6.750%, 06/01/2016	2,000,000	2,194,188
Morgan Stanley
0.714%, 10/15/2015 (P)	1,000,000	1,003,107
4.200%, 11/20/2014	2,300,000	2,301,339
National Rural Utilities Cooperative
Finance Corp. 0.535%, 11/23/2016 (P)	2,000,000	2,005,520
PNC Funding Corp. 4.250%, 09/21/2015	1,000,000	1,035,530
Prudential Financial, Inc. 3.875%, 01/14/2015	2,300,000	2,322,611
Rabobank Nederland NV
0.714%, 03/18/2016 (P)	1,000,000	1,005,124
Santander US Debt SA Unipersonal
3.724%, 01/20/2015 (S)	2,000,000	2,017,116
Societe Generale SA 3.500%, 01/15/2016 (S)	2,000,000	2,063,404
The Goldman Sachs Group, Inc.
0.632%, 07/22/2015 (P)	1,000,000	1,001,382
The Hartford Financial Services Group, Inc.
4.000%, 03/30/2015	2,000,000	2,035,362
The Royal Bank of Scotland PLC
4.375%, 03/16/2016	1,750,000	1,833,613
Wells Fargo Bank NA 4.750%, 02/09/2015	1,000,000	1,015,229
		60,163,906
Health care - 4.5%
AbbVie, Inc. 0.997%, 11/06/2015 (P)	2,000,000	2,013,998
Amgen, Inc.
2.125%, 05/15/2017	2,000,000	2,035,764
2.500%, 11/15/2016	2,000,000	2,056,428
Express Scripts Holding Company
2.650%, 02/15/2017	2,500,000	2,570,935
Mylan Inc/pa 1.800%, 06/24/2016	1,200,000	1,213,931
Quest Diagnostics, Inc. 5.450%, 11/01/2015	1,855,000	1,944,318
		11,835,374
Industrials - 3.8%
Air Lease Corp. 4.500%, 01/15/2016	1,000,000	1,035,000
BAE Systems Holdings, Inc.
5.200%, 08/15/2015 (S)	1,000,000	1,039,375
Cooper US, Inc. 5.450%, 04/01/2015	1,000,000	1,026,160
Eaton Corp. 0.950%, 11/02/2015	750,000	752,348
Hutchison Whampoa International 09/16, Ltd.
4.625%, 09/11/2015 (S)	1,500,000	1,551,762
PACCAR Financial Corp.
0.504%, 02/08/2016 (P)	1,500,000	1,504,112
Penske Truck Leasing Company LP
2.500%, 03/15/2016 (S)	1,500,000	1,530,413

The accompanying notes are an integral part of the financial statements.	301

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Ryder System Inc 3.600%, 03/01/2016	$1,500,000	$1,556,994
		9,996,164
Information technology - 1.2%
Hewlett-Packard Company
2.650%, 06/01/2016	1,000,000	1,027,163
Xerox Corp. 4.250%, 02/15/2015	2,030,000	2,057,801
		3,084,964
Materials - 2.0%
Glencore Canada Corp. 5.375%, 06/01/2015	2,000,000	2,061,544
Glencore Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	1,000,000	1,011,136
International Paper Company
5.300%, 04/01/2015	495,000	506,449
The Dow Chemical Company
2.500%, 02/15/2016	1,820,000	1,858,788
		5,437,917
Telecommunication services - 2.3%
AT&T, Inc. 2.400%, 08/15/2016	3,000,000	3,069,783
Telefonica Emisiones SAU
6.421%, 06/20/2016	1,315,000	1,429,053
Verizon Communications, Inc.
0.433%, 03/06/2015 (P)(S)	1,500,000	1,500,884
		5,999,720
Utilities - 2.7%
CenterPoint Energy Resources Corp.
6.150%, 05/01/2016	1,000,000	1,082,187
Constellation Energy Group, Inc.
4.550%, 06/15/2015	1,000,000	1,026,220
Dominion Resources, Inc. 1.950%, 08/15/2016	2,000,000	2,032,928
Entergy Texas, Inc. 3.600%, 06/01/2015	1,000,000	1,021,128
Georgia Power Company
0.554%, 03/15/2016 (P)	2,000,000	2,000,180
		7,162,643
TOTAL CORPORATE BONDS (Cost $134,791,128)		$135,082,695

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.0%
U.S. government agency - 3.0%
Federal National Mortgage Association
Series 2013-10, Class FT,
0.505%, 04/25/2042 (P)	1,949,814	1,953,312
Series 2013-26, Class JF,
0.455%, 10/25/2032 (P)	4,016,873	4,014,475
Series 4106, Class DF,
0.554%, 09/15/2042 (P)	1,919,842	1,926,099
		7,893,886
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $7,912,116)		$7,893,886

ASSET BACKED SECURITIES - 19.1%
Ally Auto Receivables Trust, Series 2011-3,
Class A4 1.610%, 05/16/2016	1,157,764	1,160,769
AmeriCredit Automobile Receivables Trust,
Series 2012-1, Class A3
1.230%, 09/08/2016	187,725	187,758
Americredit Automobile Receivables Trust,
Series 2013-2, Class A3
0.650%, 12/08/2017	3,000,000	3,001,596
BA Credit Card Trust, Series 2014-A2,
Class A 0.424%, 09/16/2019 (P)	2,000,000	2,001,954
Cabela’s Master Credit Card Trust,
Series 2010-1A, Class A2
1.604%, 01/16/2018 (P)(S)	4,500,000	4,515,251
Capital One Multi-Asset Execution Trust,
Series 2007-A1, Class A1
0.204%, 11/15/2019 (P)	2,000,000	1,990,342
CarMax Auto Owner Trust
Series 2012-1, Class A3,
0.890%, 09/15/2016	800,170	801,491
Series 2014-1, Class A2,
0.470%, 02/15/2017	1,818,833	1,819,089
Chase Issuance Trust
Series 2012-A5, Class A5,
0.590%, 08/15/2017	4,000,000	4,004,188
Series 2013-A4, Class A4,
0.254%, 05/15/2017 (P)	1,000,000	1,000,000
Citibank Credit Card Issuance Trust,
Series 2005-A2, Class A2
4.850%, 03/10/2017	2,000,000	2,039,692
Citibank Omni Master Trust, Series 2009-A17,
Class A17 4.900%, 11/15/2018 (S)	2,000,000	2,011,346
CNH Equipment Trust, Series 2011-B,
Class A3 0.910%, 08/15/2016	36,361	36,374
Discover Card Execution Note Trust,
Series 2012-A3, Class A3
0.860%, 11/15/2017	2,000,000	2,005,360
Ford Credit Auto Owner Trust
Series 2012-A, Class A3,
0.840%, 08/15/2016	523,543	524,127
Series 2012-D, Class A3,
0.510%, 04/15/2017	1,828,938	1,829,871
Series 2014-B, Class A2,
0.470%, 03/15/2017	3,000,000	3,000,708
GE Capital Credit Card Master Note Trust,
Series 2009-4, Class A 3.800%, 11/15/2017	2,000,000	2,008,386
Honda Auto Receivables Owner Trust
Series 2011-2, Class A4,
1.550%, 08/18/2017	1,197,449	1,198,123
Series 2014-3, Class A3,
0.880%, 06/15/2018	665,000	664,977
Huntington Auto Trust, Series 2012-1,
Class A3 0.810%, 09/15/2016	130,201	130,389
Hyundai Auto Lease Securitization Trust,
Series 2014-B, Class A2
0.610%, 02/15/2017 (S)	3,000,000	3,001,251
Hyundai Auto Receivables Trust,
Series 2010-B, Class A4
1.630%, 03/15/2017	803,808	807,559
Mercedes-benz Auto Lease Trust,
Series 2013-A, Class A2
0.490%, 06/15/2015	211,997	212,006
Nissan Auto Lease, Series 2013-A, Class A2A
0.450%, 09/15/2015	399,966	400,023
Toyota Auto Receivables 2011-B Owner Trust,
Series 2011-B, Class A4
0.940%, 11/15/2016	3,288,836	3,294,519
USAA Auto Owner Trust, Series 2012-1,
Class A4 0.570%, 08/15/2017	3,000,000	3,001,215
Volkswagen Auto Loan Enhanced Trust,
Series 2012-1, Class A3
0.850%, 08/22/2016	882,964	884,538
The accompanying notes are an integral part of the financial statements.	302

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust,
Series 2014-1A, Class A2
0.700%, 05/15/2017 (S)	$2,000,000	$2,000,072
Wheels SPV LLC, Series 2012-1, Class A2
1.190%, 03/20/2021 (S)	827,370	828,092
TOTAL ASSET BACKED SECURITIES (Cost $50,708,118)		$50,361,066

SHORT-TERM INVESTMENTS - 9.2%
U.S. government - 5.5%
U.S. Treasury Bills
0.041%, 11/13/2014 *	7,000,000	6,999,832
0.053%, 10/16/2014 *	7,500,000	7,499,970
		14,499,802
Repurchase agreement - 3.7%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2014 at 0.000% to be
repurchased at $9,810,000 on 10/01/2014,
collateralized by $4,814,200 U.S. Treasury
Inflation Index Bonds, 3.875% due
04/15/2029 (valued at $10,006,218,
including interest)	9,810,000	9,810,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,309,489)		$24,309,802
Total Investments (Ultra Short Term Bond Trust)
(Cost $266,698,948) - 101.0%		$266,660,102
Other assets and liabilities, net - (1.0%)		(2,612,658)
TOTAL NET ASSETS - 100.0%		$264,047,444

U.S. Equity Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.9%
Consumer discretionary - 10.4%
Auto components - 0.0%
Gentex Corp.	13,100	$350,687
Automobiles - 0.0%
General Motors Company	42	1,341
Distributors - 0.2%
Genuine Parts Company	19,100	1,675,256
Hotels, restaurants and leisure - 1.4%
McDonald’s Corp.	123,151	11,675,946
Starbucks Corp.	21	1,585
Texas Roadhouse, Inc.	9,600	267,264
Yum! Brands, Inc.	21	1,512
		11,946,307
Household durables - 0.1%
Garmin, Ltd. (L)	7,100	369,129
Tupperware Brands Corp.	6,500	448,760
		817,889
Internet and catalog retail - 5.1%
Amazon.com, Inc. (I)	132,107	42,596,581
Leisure products - 0.3%
Hasbro, Inc.	10,300	566,449
Mattel, Inc.	31,100	953,215
Polaris Industries, Inc.	5,200	778,908
		2,298,572
Media - 0.1%
Scripps Networks Interactive, Inc., Class A	6,900	538,821
Multiline retail - 0.0%
Dollar Tree, Inc. (I)	4,560	255,679
Specialty retail - 1.5%
Bed Bath & Beyond, Inc. (I)	91,900	6,049,777
Ross Stores, Inc.	28,400	2,146,472
The TJX Companies, Inc.	62,900	3,721,793
Tiffany & Company	3,700	356,347
Urban Outfitters, Inc. (I)	5,100	187,170
		12,461,559
Textiles, apparel and luxury goods - 1.7%
Coach, Inc.	38,200	1,360,302
Fossil Group, Inc. (I)	4,500	422,550
NIKE, Inc., Class B	94,420	8,422,264
Ralph Lauren Corp.	7,600	1,251,948
VF Corp.	46,940	3,099,448
		14,556,512
		87,499,204
Consumer staples - 18.6%
Beverages - 4.5%
Brown-Forman Corp., Class B	17,198	1,551,604
Coca-Cola Company	597,900	25,506,414
Monster Beverage Corp. (I)	19,440	1,782,065
PepsiCo, Inc.	95,476	8,887,861
		37,727,944
Food and staples retailing - 2.9%
Costco Wholesale Corp.	46,900	5,877,508
CVS Health Corp.	300	23,877
Sysco Corp.	80,800	3,066,360
United Natural Foods, Inc. (I)	4,600	282,716
Wal-Mart Stores, Inc.	193,480	14,795,416
		24,045,877
Food products - 0.9%
General Mills, Inc.	68,300	3,445,735
Hormel Foods Corp.	20,200	1,038,078
Kellogg Company	4,900	301,840
McCormick & Company, Inc.	16,600	1,110,540
Mead Johnson Nutrition Company	300	28,866
The Hershey Company	20,600	1,965,858
		7,890,917
Household products - 4.6%
Church & Dwight Company, Inc.	19,200	1,347,072
Colgate-Palmolive Company	134,880	8,796,874
Kimberly-Clark Corp.	10,800	1,161,756
Procter & Gamble Company	323,300	27,073,142
The Clorox Company (L)	4,000	384,160
		38,763,004
Personal products - 0.4%
Herbalife, Ltd. (L)	12,800	560,000
The Estee Lauder Companies, Inc., Class A	31,262	2,335,897
		2,895,897
Tobacco - 5.3%
Altria Group, Inc.	42	1,929
Philip Morris International, Inc.	501,584	41,832,106

The accompanying notes are an integral part of the financial statements.	303

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Reynolds American, Inc.	44,100	$2,601,900
		44,435,935
		155,759,574
Energy - 8.8%
Oil, gas and consumable fuels - 8.8%
Apache Corp.	19,090	1,791,978
Chevron Corp.	204,371	24,385,548
ConocoPhillips	113,700	8,700,324
Exxon Mobil Corp.	332,200	31,243,410
Hess Corp.	4,100	386,712
Marathon Oil Corp.	37,700	1,417,143
Occidental Petroleum Corp.	60,035	5,772,365
		73,697,480
		73,697,480
Financials - 2.9%
Banks - 2.9%
JPMorgan Chase & Company	289,900	17,463,576
Wells Fargo & Company	140,300	7,277,361
		24,740,937
Insurance - 0.0%
American International Group, Inc.	32	1,729
MetLife, Inc.	32	1,719
		3,448
		24,744,385
Health care - 21.0%
Biotechnology - 1.6%
Amgen, Inc.	51,500	7,233,690
Biogen Idec, Inc. (I)	19,050	6,301,931
		13,535,621
Health care equipment and supplies - 6.1%
Abbott Laboratories	237,501	9,877,667
Baxter International, Inc.	73,301	5,260,813
Becton, Dickinson and Company	30,800	3,505,348
C.R. Bard, Inc.	10,290	1,468,486
Covidien PLC	155,400	13,443,654
Edwards Lifesciences Corp. (I)	15,420	1,575,153
IDEXX Laboratories, Inc. (I)	7,400	871,942
Intuitive Surgical, Inc. (I)	5,370	2,479,973
Medtronic, Inc.	13,313	824,740
ResMed, Inc. (L)	18,900	931,203
Sirona Dental Systems, Inc. (I)	5,300	406,404
St. Jude Medical, Inc.	45,300	2,723,889
Stryker Corp.	46,600	3,762,950
Varian Medical Systems, Inc. (I)	14,900	1,193,788
Zimmer Holdings, Inc.	25,800	2,594,190
		50,920,200
Health care providers and services - 7.7%
Express Scripts Holding Company (I)	568,900	40,181,407
Henry Schein, Inc. (I)	11,800	1,374,346
Humana, Inc.	22,400	2,918,496
Laboratory Corp. of America Holdings (I)	26,700	2,716,725
MEDNAX, Inc. (I)	18,600	1,019,652
Patterson Companies, Inc.	5,400	223,722
UnitedHealth Group, Inc.	159,422	13,750,148
WellPoint, Inc.	22,200	2,655,564
		64,840,060
Health care technology - 0.2%
Cerner Corp. (I)	34,280	2,042,060
Life sciences tools and services - 0.2%
Mettler-Toledo International, Inc. (I)	2,200	563,486
Techne Corp.	2,300	215,165
Waters Corp. (I)	11,600	1,149,792
		1,928,443
Pharmaceuticals - 5.2%
Allergan, Inc.	31,374	5,590,533
Bristol-Myers Squibb Company	52	2,661
Eli Lilly & Company	81,201	5,265,885
Johnson & Johnson	304,300	32,435,337
Pfizer, Inc.	36	1,065
		43,295,481
		176,561,865
Industrials - 5.5%
Aerospace and defense - 0.5%
General Dynamics Corp.	300	38,127
Honeywell International, Inc.	19,500	1,815,840
Precision Castparts Corp.	10,400	2,463,552
United Technologies Corp.	21	2,218
		4,319,737
Air freight and logistics - 0.3%
C.H. Robinson Worldwide, Inc.	21,900	1,452,408
Expeditors International of Washington, Inc.	18,600	754,788
		2,207,196
Commercial services and supplies - 0.2%
Rollins, Inc.	10,500	307,440
Stericycle, Inc. (I)	10,000	1,165,600
		1,473,040
Electrical equipment - 0.9%
AMETEK, Inc.	13,200	662,772
Emerson Electric Company	90,700	5,676,006
Hubbell, Inc., Class B	4,200	506,226
Rockwell Automation, Inc.	7,600	835,088
		7,680,092
Industrial conglomerates - 2.5%
3M Company	97,900	13,870,472
Danaher Corp.	87,400	6,640,652
Roper Industries, Inc.	3,900	570,531
		21,081,655
Machinery - 0.6%
CLARCOR, Inc.	3,600	227,088
Donaldson Company, Inc.	4,900	199,087
Dover Corp.	10,200	819,366
Flowserve Corp.	3,900	275,028
Illinois Tool Works, Inc.	24,500	2,068,290
Pall Corp.	8,900	744,930
Snap-on, Inc.	2,200	266,376
The Toro Company	2,100	124,383
Wabtec Corp.	8,100	656,424
		5,380,972
Professional services - 0.1%
Equifax, Inc.	6,300	470,862
Road and rail - 0.1%
J.B. Hunt Transport Services, Inc.	2,300	170,315

The accompanying notes are an integral part of the financial statements.	304

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Landstar System, Inc.	3,500	$252,665
		422,980
Trading companies and distributors - 0.3%
Fastenal Company	18,700	839,630
MSC Industrial Direct Company, Inc., Class A	2,700	230,742
W.W. Grainger, Inc.	7,000	1,761,550
		2,831,922
		45,868,456
Information technology - 30.5%
Communications equipment - 4.7%
Cisco Systems, Inc.	792,719	19,952,737
F5 Networks, Inc. (I)	7,800	926,172
QUALCOMM, Inc.	250,902	18,759,943
		39,638,852
Electronic equipment, instruments and components - 0.1%
Amphenol Corp., Class A	7,300	728,978
Internet software and services - 5.5%
Akamai Technologies, Inc. (I)	13,700	819,260
eBay, Inc. (I)	154,300	8,738,009
Google, Inc., Class A (I)	47,821	28,138,355
Google, Inc., Class C (I)	15,121	8,730,261
		46,425,885
IT services - 5.7%
Accenture PLC, Class A	91,000	7,400,120
Automatic Data Processing, Inc.	8,100	672,948
Cognizant Technology
Solutions Corp., Class A (I)	80,200	3,590,554
Gartner, Inc. (I)	3,200	235,104
International Business Machines Corp.	125,502	23,824,045
Jack Henry & Associates, Inc.	12,600	701,316
MasterCard, Inc., Class A	68,400	5,056,128
Paychex, Inc.	44,300	1,958,060
Teradata Corp. (I)	93,300	3,911,136
Total System Services, Inc.	15,300	473,688
		47,823,099
Semiconductors and semiconductor equipment - 0.4%
Analog Devices, Inc.	21,000	1,039,290
Intel Corp.	42	1,462
Linear Technology Corp.	19,900	883,361
Xilinx, Inc.	30,500	1,291,675
		3,215,788
Software - 10.3%
ANSYS, Inc. (I)	12,500	945,875
CA, Inc.	30,200	843,788
Citrix Systems, Inc. (I)	24,900	1,776,366
FactSet Research Systems, Inc. (L)	2,800	340,284
Informatica Corp. (I)	6,700	229,408
Intuit, Inc.	38,400	3,365,760
Microsoft Corp.	918,236	42,569,421
Oracle Corp.	915,839	35,058,317
Red Hat, Inc. (I)	12,100	679,415
Synopsys, Inc. (I)	16,800	666,876
		86,475,510
Technology hardware, storage and peripherals - 3.8%
Apple, Inc.	231,920	23,365,940
EMC Corp.	272,800	7,982,128
NetApp, Inc.	11,200	481,152
		31,829,220
		256,137,332
Materials - 1.2%
Chemicals - 1.1%
International Flavors & Fragrances, Inc.	2,300	220,524
Monsanto Company	64,300	7,234,393
Sigma-Aldrich Corp.	13,300	1,808,933
		9,263,850
Containers and packaging - 0.1%
AptarGroup, Inc.	6,600	400,620
		9,664,470
TOTAL COMMON STOCKS (Cost $699,632,074)		$829,932,766

RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/27/2016; Strike
Price: $10.50) (I)(N)	23,900	717
TOTAL RIGHTS (Cost $1,554)		$717

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	204,174	2,043,193
TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,043,184)		$2,043,193

SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	4,551,135	4,551,135
TOTAL SHORT-TERM INVESTMENTS (Cost $4,551,135)		$4,551,135
Total Investments (U.S. Equity Trust)
(Cost $706,227,947) - 99.7%		$836,527,811
Other assets and liabilities, net - 0.3%		2,437,018
TOTAL NET ASSETS - 100.0%		$838,964,829

Utilities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.3%
Consumer discretionary - 9.4%
Media - 9.4%
Altice SA (I)	44,477	$2,359,468
Astro Malaysia Holdings BHD	2,655,600	2,708,820
Charter Communications, Inc., Class A (I)	32,042	4,850,198
Comcast Corp., Special Class A (L)	295,001	15,782,554
Liberty Global PLC, Series A (I)	36,781	1,564,664
Liberty Global PLC, Series C (I)	167,287	6,861,276
Quebecor, Inc., Class B (L)	118,240	2,970,913
Time Warner Cable, Inc.	54,395	7,805,139
Time Warner, Inc.	25,436	1,913,042
Twenty-First Century Fox, Inc., Class A	77,225	2,648,045
		49,464,119

The accompanying notes are an integral part of the financial statements.	305

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy - 16.5%
Oil, gas and consumable fuels - 16.5%
Access Midstream Partners LP	46,680	$2,970,715
Anadarko Petroleum Corp.	40,078	4,065,512
Antero Resources Corp. (I)(L)	27,974	1,535,493
Cheniere Energy, Inc. (I)	32,699	2,616,901
Cone Midstream Partners LP (I)	32,790	921,399
DCP Midstream Partners LP	8,870	482,972
El Paso Pipeline Partners LP	7,957	319,553
Enable Midstream Partners LP	36,561	900,863
Enbridge, Inc. (L)	102,830	4,922,288
Energen Corp.	59,509	4,298,930
Energy Transfer Equity LP	32,271	1,990,798
EQT Corp.	58,306	5,337,331
Kinder Morgan, Inc.	306,197	11,739,593
MarkWest Energy Partners LP	31,123	2,390,869
Noble Energy, Inc.	28,884	1,974,510
ONEOK Partners LP	42,284	2,366,213
ONEOK, Inc.	107,713	7,060,587
Plains All American Pipeline LP	23,228	1,367,200
Plains GP Holdings LP, Class A	44,398	1,360,799
SemGroup Corp., Class A	30,545	2,543,482
Spectra Energy Corp.	87,097	3,419,428
The Williams Companies, Inc.	284,354	15,738,994
Western Gas Equity Partners LP	49,740	3,031,156
Williams Partners LP	66,397	3,522,361
		86,877,947
		86,877,947
Financials - 1.7%
Real estate investment trusts - 1.7%
American Tower Corp.	94,464	8,844,664
Industrials - 0.3%
Commercial services and supplies - 0.3%
Covanta Holding Corp.	80,160	1,700,995
Telecommunication services - 12.4%
Diversified telecommunication services - 7.4%
Bezeq The
Israeli Telecommunication Corp., Ltd. (L)	2,823,563	4,874,102
CenturyLink, Inc.	67,251	2,749,893
Com Hem Holding AB (I)	404,311	2,947,834
Hellenic
Telecommunications Organization SA (I)	285,383	3,747,022
Oi SA	1,289,409	942,924
TDC A/S	430,672	3,262,653
Telecom Italia RSP	5,608,624	4,957,571
Telecom Italia SpA (I)	213,843	244,589
TELUS Corp.	75,063	2,562,980
Verizon Communications, Inc.	121,892	6,093,381
Vivendi SA (I)	10,827	261,448
XL Axiata Tbk PT	3,100,000	1,577,382
Ziggo NV (I)	97,894	4,584,496
		38,806,275
Wireless telecommunication services - 5.0%
Advanced Info Service PCL	25,300	175,559
Cellcom Israel, Ltd. (L)	161,856	1,777,179
Idea Cellular, Ltd.	233,140	624,379
KDDI Corp.	51,100	3,073,984
MegaFon OAO, GDR	107,134	2,709,925
Mobile Telesystems OJSC, ADR	304,768	4,553,234
Philippine Long Distance Telephone Company	695	47,956
SBA Communications Corp., Class A (I)	37,918	4,205,106
Tim Participacoes SA, ADR	55,507	1,454,283
Turkcell Iletisim Hizmetleri AS (I)	555,078	2,901,705
Vodafone Group PLC	1,423,390	4,690,387
		26,213,697
		65,019,972
Utilities - 52.0%
Electric utilities - 24.4%
ALLETE, Inc.	72,532	3,219,695
American Electric Power Company, Inc.	167,694	8,755,304
Cheung Kong Infrastructure Holdings, Ltd.	487,000	3,416,065
Cia Paranaense de Energia, ADR (L)	88,448	1,209,084
CPFL Energia SA	288,894	2,255,445
Duke Energy Corp.	24,994	1,868,801
Edison International	126,291	7,062,193
EDP - Energias de Portugal SA	2,545,294	11,099,143
EDP - Energias do Brasil SA	1,002,103	4,093,976
Enel SpA	249,938	1,322,201
Equatorial Energia SA	48,369	490,063
Exelon Corp.	304,221	10,370,894
Iberdrola SA	223,388	1,596,754
ITC Holdings Corp.	119,227	4,248,058
Light SA	192,866	1,629,443
NextEra Energy, Inc.	155,687	14,615,896
Northeast Utilities	208,790	9,249,397
NRG Yield, Inc., Class A	21,804	1,025,878
OGE Energy Corp.	209,238	7,764,822
Pinnacle West Capital Corp.	84,217	4,601,617
Portland General Electric Company	64,475	2,070,937
PPL Corp.	489,505	16,075,344
Red Electrica Corp. SA	53,217	4,606,335
SSE PLC	226,273	5,665,954
		128,313,299
Gas utilities - 3.4%
APA Group, Ltd.	188,039	1,223,327
China Resources Gas Group, Ltd.	1,284,000	3,474,353
Enagas SA	180,559	5,806,597
Gas Natural SDG SA	107,081	3,149,968
Infraestructura Energetica Nova SAB de CV	220,100	1,344,477
Snam SpA	516,813	2,853,740
		17,852,462
Independent power and renewable electricity
producers - 11.4%
Abengoa Yield PLC (I)	114,418	4,070,992
AES Corp.	634,226	8,993,325
Aksa Enerji Uretim AS (I)	1,362,673	1,472,260
Calpine Corp. (I)	556,192	12,069,366
China Longyuan Power Group Corp., H Shares	1,448,000	1,413,248
Drax Group PLC	331,290	3,460,799
Dynegy, Inc. (I)	25,222	727,907
EDP Renovaveis SA	1,490,754	10,336,797
Enel Green Power SpA	206,452	526,954
Infinis Energy PLC	316,665	1,127,660
Nextera Energy Partners LP (I)(L)	7,411	257,088
NRG Energy, Inc.	514,084	15,669,280
		60,125,676
Multi-utilities - 12.8%
AGL Energy, Ltd.	127,572	1,511,212
Alliant Energy Corp.	9,373	519,358
Ameren Corp.	69,677	2,670,719
Canadian Utilities, Ltd., Class A	29,551	1,032,220

The accompanying notes are an integral part of the financial statements.	306

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
CMS Energy Corp.	435,903	$12,928,883
Dominion Resources, Inc.	107,317	7,414,532
DTE Energy Company	108,721	8,271,494
GDF Suez	234,637	5,884,800
NiSource, Inc.	40,751	1,669,976
PG&E Corp.	5,968	268,799
Public Service Enterprise Group, Inc.	278,313	10,364,376
Sempra Energy	128,188	13,508,451
Wisconsin Energy Corp.	30,892	1,328,356
		67,373,176
		273,664,613
TOTAL COMMON STOCKS (Cost $435,597,581)		$485,572,310

PREFERRED SECURITIES - 4.8%
Financials - 0.3%
Real estate investment trusts - 0.3%
American Tower Corp.	16,010	1,737,085
Telecommunication services - 0.7%
Diversified telecommunication services - 0.7%
Oi SA	4,903,550	3,485,722
Utilities - 3.8%
Electric utilities - 2.4%
Cia Paranaense de Energia, B Shares	169,600	2,310,066
Exelon Corp., 6.500% (L)	116,705	5,928,614
NextEra Energy, Inc., 5.889%	68,191	4,085,323
		12,324,003
Multi-utilities - 1.4%
Dominion Resources, Inc., 6.000%	62,844	3,534,975
Dominion Resources, Inc., 6.125%	51,696	2,898,078
Dominion Resources, Inc., 6.375%	21,300	1,062,870
		7,495,923
		19,819,926
TOTAL PREFERRED SECURITIES (Cost $24,632,471)		$25,042,733

CORPORATE BONDS - 0.1%
Utilities - 0.1%
Electric utilities - 0.1%
Viridian Group FundCo II, Ltd.
11.125%, 04/01/2017 (S)	$589,000	$636,120
TOTAL CORPORATE BONDS (Cost $607,565)		$636,120

CONVERTIBLE BONDS - 0.8%
Telecommunication services - 0.8%
Wireless telecommunication services - 0.8%
SBA Communications Corp.
4.000%, 10/01/2014	$1,134,000	$4,143,636
TOTAL CONVERTIBLE BONDS (Cost $2,462,652)		$4,143,636

SECURITIES LENDING COLLATERAL - 4.1%
John Hancock Collateral
Investment Trust, 0.1178% (W)(Y)	2,168,886	21,704,262
TOTAL SECURITIES LENDING
COLLATERAL (Cost $21,704,093)		$21,704,262

SHORT-TERM INVESTMENTS - 0.7%
Commercial paper - 0.2%
HSBC Americas, Inc., 0.050%, 10/01/2014 *	$1,335,000	1,335,000
Repurchase agreement - 0.5%
Repurchase Agreement with State Street Corp.
dated 09/30/2014 at 0.000% to be
repurchased at $2,435,000 on 10/01/2014,
collateralized by $2,500,000 U.S. Treasury
Notes, 1.500% due 01/31/2019 (valued at
$2,487,500, including interest)	2,435,000	2,435,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,770,000)		$3,770,000
Total Investments (Utilities Trust)
(Cost $488,774,362) - 102.8%		$540,869,061
Other assets and liabilities, net - (2.8%)		(14,759,607)
TOTAL NET ASSETS - 100.0%		$526,109,454

Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.4%
Consumer discretionary - 9.9%
Auto components - 4.6%
Dana Holding Corp.	622,391	$11,931,235
Johnson Controls, Inc.	417,413	18,366,172
		30,297,407
Specialty retail - 5.3%
Advance Auto Parts, Inc.	100,797	13,133,849
Ascena Retail Group, Inc. (I)	1,057,356	14,062,835
Express, Inc. (I)	453,905	7,085,457
		34,282,141
		64,579,548
Consumer staples - 3.4%
Food products - 3.4%
ConAgra Foods, Inc.	667,602	22,057,570
Energy - 5.9%
Energy equipment and services - 1.9%
AMEC PLC	684,075	12,206,745
Oil, gas and consumable fuels - 4.0%
Newfield Exploration Company (I)	337,293	12,503,452
ONEOK, Inc.	7,803	511,487
The Williams Companies, Inc.	236,396	13,084,519
		26,099,458
		38,306,203
Financials - 26.4%
Banks - 8.6%
BB&T Corp.	411,559	15,314,110
Comerica, Inc.	355,400	17,720,244
Wintrust Financial Corp.	316,486	14,137,430
Zions Bancorporation	322,394	9,368,770
		56,540,554
Capital markets - 5.9%
American Capital, Ltd. (I)	551,946	7,815,555
Northern Trust Corp.	230,063	15,651,186

The accompanying notes are an integral part of the financial statements.	307

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Stifel Financial Corp. (I)	322,633	$15,128,261
		38,595,002
Diversified financial services - 0.3%
FNFV Group (I)	130,786	1,799,615
Insurance - 8.9%
ACE, Ltd.	128,768	13,503,900
Arthur J. Gallagher & Company	152,116	6,899,982
FNF Group	486,467	13,494,595
Marsh & McLennan Companies, Inc.	263,929	13,814,044
Willis Group Holdings PLC	255,024	10,557,994
		58,270,515
Real estate management and development - 2.7%
Forest City Enterprises, Inc., Class A (I)	897,834	17,561,633
		172,767,319
Health care - 11.0%
Health care equipment and supplies - 2.2%
CareFusion Corp. (I)	311,977	14,116,959
Health care providers and services - 7.2%
Brookdale Senior Living, Inc. (I)	396,165	12,764,436
HealthSouth Corp.	438,885	16,194,857
Universal Health Services, Inc., Class B	174,701	18,256,255
		47,215,548
Life sciences tools and services - 1.6%
PerkinElmer, Inc.	243,590	10,620,524
		71,953,031
Industrials - 17.5%
Aerospace and defense - 2.1%
Textron, Inc.	392,336	14,120,173
Air freight and logistics - 1.2%
UTi Worldwide, Inc. (I)	744,719	7,916,363
Building products - 3.7%
Masco Corp.	424,192	10,146,673
Owens Corning	438,735	13,929,836
		24,076,509
Electrical equipment - 1.9%
The Babcock & Wilcox Company	448,925	12,430,733
Machinery - 6.9%
Ingersoll-Rand PLC	260,721	14,694,236
Pentair PLC	214,492	14,047,081
Snap-on, Inc.	135,068	16,354,033
		45,095,350
Professional services - 1.7%
Robert Half International, Inc.	225,999	11,073,951
		114,713,079
Information technology - 12.3%
Communications equipment - 2.0%
Ciena Corp. (I)	796,066	13,310,224
IT services - 2.7%
Teradata Corp. (I)	416,740	17,469,741
Software - 5.7%
Cadence Design Systems, Inc. (I)	809,368	13,929,223
Citrix Systems, Inc. (I)	324,572	23,154,966
		37,084,189
Technology hardware, storage and peripherals - 1.9%
Diebold, Inc.	133,963	4,731,573
NetApp, Inc.	189,349	8,134,433
		12,866,006
		80,730,160
Materials - 5.2%
Chemicals - 4.4%
Eastman Chemical Company	197,827	16,002,226
W.R. Grace & Company (I)	143,068	13,010,604
		29,012,830
Containers and packaging - 0.8%
Sealed Air Corp.	149,292	5,207,305
		34,220,135
Telecommunication services - 2.6%
Diversified telecommunication services - 2.6%
tw telecom, Inc. (I)	404,686	16,838,984
Utilities - 3.2%
Electric utilities - 2.2%
Edison International	255,939	14,312,109
Multi-utilities - 1.0%
CenterPoint Energy, Inc.	261,126	6,389,753
		20,701,862
TOTAL COMMON STOCKS (Cost $534,408,859)		$636,867,891

SHORT-TERM INVESTMENTS - 2.2%
Money market funds - 2.2%
State Street Institutional Liquid Reserves
Fund, 0.0853% (Y)	14,204,328	14,204,328
TOTAL SHORT-TERM INVESTMENTS (Cost $14,204,328)		$14,204,328
Total Investments (Value Trust) (Cost $548,613,187) - 99.6%		$651,072,219
Other assets and liabilities, net - 0.4%		2,394,459
TOTAL NET ASSETS - 100.0%		$653,466,678

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso

The accompanying notes are an integral part of the financial statements.	308

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — September 30, 2014 (Unaudited) (showing percentage of total net assets)

MYR	Malaysian Ringgit
NZD	New Zealand Dollar
NOK	Norwegian Krone
PHP	Philippine Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
ETF	Exchange Traded Fund
GO	General Obligation
GDR	Global Depositary Receipts
IO	Interest-Only Security (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NVDR	Non Voting Depositary Receipts
PIK	Payment-in-kind
PO	Principal-Only Security (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
REIT	Real Estate Investment Trust
SELIC	Sistema Especial de Liquidacao e Custodia (Special Clearance and Escrow System)
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
USGG	U.S. Generic Government Yield Index
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer and/or security is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of September 30, 2014.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(O)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of September 30, 2014.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the annualized yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.	309

Certain funds had the following country concentration as a percentage of net assets on 9-30-14:

Alpha Opportunities Trust
United States	78.9%
Canada	3.0%
United Kingdom	2.9%
Switzerland	2.6%
Japan	2.5%
China	2.1%
Netherlands	1.6%
Ireland	1.0%
France	0.8%
Belgium	0.7%
Other Countries	3.9%
Total	100.0%

Financial Services Trust
United States	84.5%
United Kingdom	5.4%
Italy	2.8%
Sweden	2.5%
Bermuda	2.1%
Switzerland	1.5%
Denmark	1.0%
Norway	0.2%
Total	100.0%

High Yield Trust
United States	80.6%
United Kingdom	3.2%
Luxembourg	3.1%
Netherlands	2.0%
Australia	1.9%
Canada	1.5%
France	1.0%
Mexico	0.9%
Ireland	0.8%
Germany	0.7%
Other Countries	4.3%
Total	100.0%

Income Trust
United States	79.2%
United Kingdom	6.2%
Netherlands	4.0%
Canada	2.2%
Australia	1.8%
Switzerland	1.4%
France	1.2%
Marshall Islands	1.0%
Mexico	1.0%
Luxembourg	0.7%
Other Countries	1.3%
Total	100.0%

Mutual Shares Trust
United States	77.7%
United Kingdom	8.8%
Switzerland	3.4%
Netherlands	3.0%
Israel	2.1%
Denmark	1.5%
Germany	1.3%
South Korea	1.2%
Canada	0.5%
Italy	0.3%
Other Countries	0.2%
Total	100.0%

Natural Resources Trust
United States	38.0%
United Kingdom	18.0%
Canada	11.4%
Australia	8.4%
Netherlands	7.6%
Brazil	4.6%
Portugal	2.3%
China	2.2%
France	2.1%
South Korea	1.7%
Other Countries	3.7%
Total	100.0%

Real Return Bond Trust
United States	70.0%
Greece	6.6%
Mexico	5.7%
Italy	4.6%
Netherlands	3.7%
Germany	3.0%
Spain	2.6%
Cayman Islands	1.1%
France	0.7%
Australia	0.7%
Other Countries	1.3%
Total	100.0%

Science & Technology Trust
United States	83.0%
China	5.2%
Netherlands	2.2%
Japan	1.9%
Ireland	1.8%
United Kingdom	1.6%
Singapore	1.4%
Israel	0.9%
Taiwan	0.7%
South Korea	0.6%
Other Countries	0.7%
Total	100.0%

Strategic Equity Allocation Trust
United States	71.0%
Japan	5.8%
United Kingdom	5.4%
Switzerland	3.0%
France	2.7%
Germany	2.4%
Australia	2.2%
Netherlands	1.1%
Spain	1.0%
Hong Kong	0.8%
Other Countries	4.6%
Total	100.0%

Strategic Income Opportunities Trust
United States	67.8%
Australia	3.9%
New Zealand	2.8%
Singapore	2.5%
Canada	2.4%
Philippines	2.2%
South Korea	2.2%
Malaysia	2.1%
Thailand	2.0%
Mexico	1.8%
Other Countries	10.3%
Total	100.0%

Total Return Trust
United States	71.9%
Italy	8.0%
Spain	5.1%
Mexico	4.4%
Japan	2.4%
Canada	1.8%
United Kingdom	1.3%
Cayman Islands	1.1%
South Korea	0.8%
France	0.8%
Other Countries	2.4%
Total	100.0%

Utilities Trust
United States	68.5%
Spain	5.6%
United Kingdom	4.6%
Brazil	3.4%
Canada	2.2%
Portugal	2.1%
Italy	1.9%
Russia	1.4%
Hong Kong	1.3%
Israel	1.3%
Other Countries	7.7%
Total	100.0%

The following funds had the following sector composition as a percentage of net assets on 9-30-14:

Emerging Markets Value Trust
Financials	31.9%
Materials	18.7%
Energy	13.6%
Industrials	12.7%
Information Technology	7.7%
Consumer Discretionary	7.0%
Consumer Staples	3.8%
Utilities	3.1%
Telecommunication Services	0.9%
Health Care	0.3%
Short-Term Investments & Other	0.3%
Total	100.0%

Global Trust
Financials	22.7%
Health Care	17.0%
Energy	13.5%
Information Technology	10.8%
Consumer Discretionary	10.2%
Industrials	9.3%
Telecommunication Services	6.8%
Materials	5.1%
Consumer Staples	2.5%
Short-Term Investments & Other	2.1%
Total	100.0%

International Core Trust
Energy	17.9%
Consumer Discretionary	14.3%
Industrials	12.6%
Telecommunication Services	12.4%
Utilities	11.0%
Financials	8.2%
Health Care	7.0%
Materials	6.8%
Information Technology	5.1%
Consumer Staples	3.7%
Short-Term Investments & Other	1.0%
Total	100.0%

International Equity Index Trust B
Financials	26.4%
Industrials	10.7%
Consumer Discretionary	10.2%
Consumer Staples	9.4%
Energy	9.1%
Health Care	8.3%
Materials	7.9%
Information Technology	6.8%
Telecommunication Services	5.2%
Utilities	3.5%
Short-Term Investments & Other	2.5%
Total	100.0%

International Growth Stock Trust
Consumer Discretionary	22.4%
Financials	16.0%
Information Technology	13.3%
Industrials	10.5%
Health Care	10.4%
Consumer Staples	8.7%
Energy	7.3%
Materials	3.9%
Utilities	0.8%
Short-Term Investments & Other	6.7%
Total	100.0%

International Small Company Trust
Industrials	25.8%
Consumer Discretionary	17.8%
Financials	13.4%
Materials	10.4%
Information Technology	10.1%
Consumer Staples	6.3%
Health Care	6.0%
Energy	5.9%
Utilities	2.3%
Telecommunication Services	1.5%
Short-Term Investments & Others	0.5%
Total	100.0%

International Value Trust
Financials	25.7%
Health Care	16.2%
Energy	16.0%
Industrials	9.6%
Information Technology	8.6%
Consumer Discretionary	7.7%
Materials	5.8%
Telecommunication Services	5.3%
Consumer Staples	2.8%
Utilities	0.2%
Short-Term Investments & Other	2.1%
Total	100.0%

The following fund had the following portfolio composition as a percentage of total investments on 9-30-14:

Global Bond Trust
Foreign Government Obligations	51.9%
Financials	12.9%
Collateralized Mortgage Obligations	10.8%
U.S. Government Agency	9.2%
U.S. Government	8.8%
Energy	1.6%
Asset Backed Securities	1.0%
Telecommunication Services	0.7%
Consumer Discretionary	0.6%
Consumer Staples	0.6%
Information Technology	0.2%
Utilities	0.2%
Industrials	0.2%
Purchased Options	0.1%
Short-Term Investments	1.2%
Total	100.0%

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded funds, held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolio’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolio’s Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2014, all investments for All Cap Core Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, American New World Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Small Company Growth Trust, Small Company Value Trust and U.S. Equity Trust are categorized as Level 1 under the hierarchy described above.

All investments for 500 Index Trust B, Lifestyle Aggressive MVP, Lifestyle Balanced MVP, Lifestyle Conservative MVP, Lifestyle Growth MVP, Lifestyle Moderate MVP, Mid Cap Index Trust and Real Estate Securities Trust are categorized as Level 1 under the hierarchy described above, except for short-term investments which are categorized as Level 2.

All investments for Money Market Trust, Money Market Trust B and Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above.

All investments for Bond PS Series are categorized as Level 2 under the hierarchy described above, except for securities lending collateral which is categorized as Level 1.

All investments for Bond Trust are categorized as Level 2 under the hierarchy described above, except for preferred securities and securities lending collateral which are categorized as Level 1.

All investments for Investment Quality Bond Trust are categorized as Level 2 under the hierarchy described above, except for preferred securities, securities lending collateral and futures which are categorized as Level 1.

All investments for Core Bond Trust and Total Bond Market Trust B are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds which are categorized as Level 1.

All investments for New Income Trust are categorized as Level 2 under the hierarchy described above, except for money market funds and futures which are categorized as Level 1.

All investments for Short Term Government Income Trust are categorized as Level 2 under the hierarchy described above, except for futures which are categorized as Level 1.

The following is a summary of the values by input classification of the portfolios’ investments as of September 30, 2014, by major security category or type:

	Total Market Value at 9-30-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Trust
U.S. Government & Agency Obligations	$195,880,195	—	$195,880,195	—
Foreign Government Obligations	4,885,545	—	4,885,545	—
Corporate Bonds	360,595,851	—	360,560,832	$35,019
Capital Preferred Securities	12,737,223	—	12,737,223	—
Term Loans	3,451,643	—	3,451,643	—
Municipal Bonds	2,700,715	—	2,700,715	—
Collateralized Mortgage Obligations	180,692,213	—	179,909,731	782,482
Asset Backed Securities	65,618,851	—	65,257,432	361,419
Preferred Securities	6,101,255	$4,337,131	1,763,522	602
Securities Lending Collateral	2,960,261	2,960,261	—	—
Short-Term Investments	16,359,811	10,219,811	6,140,000	—
Total Investments in Securities	$851,983,563	$17,517,203	$833,286,838	$1,179,522

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Alpha Opportunities Trust
Common Stocks
Consumer Discretionary	$113,145,463	$100,080,400	$12,961,136	$103,927
Consumer Staples	42,687,745	29,533,842	13,153,903	—
Energy	54,811,918	46,814,515	7,997,403	—
Financials	92,509,530	84,227,037	8,282,493	—
Health Care	124,818,309	106,710,083	18,108,226	—
Industrials	120,972,762	104,411,283	16,561,479	—
Information Technology	173,847,900	158,951,190	14,896,710	—
Materials	27,761,378	24,243,624	3,517,754	—
Telecommunication Services	5,052,826	3,289,142	1,763,684	—
Utilities	6,862,824	5,796,016	1,066,808	—
Preferred Securities
Consumer Discretionary	242,515	—	—	242,515
Financials	194,434	—	—	194,434
Health Care	218,960	—	—	218,960
Industrials	415,250	—	—	415,250
Information Technology	6,697,089	—	—	6,697,089
Warrants	1,083,309	—	1,083,309	—
Securities Lending Collateral	31,699,330	31,699,330	—	—
Short-Term Investments	15,500,000	—	15,500,000	—
Total Investments in Securities	$818,521,542	$695,756,462	$114,892,905	$7,872,175

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Blue Chip Growth Trust
Common Stocks
Consumer Discretionary	$441,371,579	$437,043,701	$4,327,878	—
Consumer Staples	37,402,270	37,402,270	—	—
Energy	69,245,711	69,245,711	—	—
Financials	131,065,724	131,065,724	—	—
Health Care	373,550,565	373,550,565	—	—
Industrials	230,470,887	230,470,887	—	—
Information Technology	394,594,852	373,879,165	20,715,687	—
Materials	63,734,305	63,734,305	—	—
Telecommunication Services	6,838,203	—	6,838,203	—
Securities Lending Collateral	13,222,495	13,222,495	—	—
Short-Term Investments	4,695,617	4,695,617	—	—
Total Investments in Securities	$1,766,192,208	$1,734,310,440	$31,881,768	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Capital Appreciation Trust
Common Stocks
Consumer Discretionary	$286,114,375	$260,413,336	$25,701,039	—
Consumer Staples	38,531,469	38,531,469	—	—
Energy	50,590,223	50,590,223	—	—
Financials	22,902,007	22,902,007	—	—
Health Care	217,892,952	217,892,952	—	—
Industrials	68,599,413	68,599,413	—	—
Information Technology	338,414,792	338,414,792	—	—
Materials	18,733,703	18,733,703	—	—
Securities Lending Collateral	45,707,972	45,707,972	—	—
Short-Term Investments	5,623,000	—	5,623,000	—
Total Investments in Securities	$1,093,109,906	$1,061,785,867	$31,324,039	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Capital Appreciation Value Trust
Common Stocks
Consumer Discretionary	$25,293,904	$25,293,904	—	—
Consumer Staples	14,606,659	14,606,659	—	—
Energy	14,197,895	14,197,895	—	—
Financials	42,504,449	39,692,170	$2,812,279	—
Health Care	49,805,357	49,805,357	—	—
Industrials	34,975,449	34,975,449	—	—
Information Technology	26,572,419	26,572,419	—	—
Materials	1,631,505	1,631,505	—	—
Telecommunication Services	1,730,040	1,730,040	—	—
Utilities	16,393,337	16,393,337	—	—
Preferred Securities
Energy	11,071	11,071	—	—
Financials	806,370	806,370	—	—
Utilities	939,051	939,051	—	—
U.S. Government & Agency Obligations	12,335,091	—	12,335,091	—
Corporate Bonds	59,492,440	—	59,492,440	—
Convertible Bonds	636,236	—	636,236	—
Term Loans	20,452,787	—	20,452,787	—
Asset Backed Securities	1,943,868	—	1,943,868	—
Short-Term Investments	31,152,791	30,813,791	339,000	—
Total Investments in Securities	$355,480,719	$257,469,018	$98,011,701	—
Other Financial Instruments:
Written Options	($856,363)	($52,726)	($803,627)	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Core Strategy Trust
Common Stocks
Consumer Discretionary	$772	—	—	$772
Consumer Staples	854	—	$854	—
Health Care	685	—	—	685
Industrials	70	—	—	70
Materials	2	—	2	—
Investment Companies	3,938,678,747	$3,938,678,747	—	—
Total Investments in Securities	$3,938,681,130	$3,938,678,747	$856	$1,527

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Emerging Markets Value Trust
Common Stocks
Australia	$317,492	—	$317,492	—
Brazil	58,018,158	$58,018,158	—	—
Chile	16,328,308	6,929,365	9,398,943	—
China	100,108,460	15,221,011	84,349,317	$538,132
Colombia	2,803,508	2,803,508	—	—
Czech Republic	4,690,164	—	4,690,164	—
Greece	2,332,642	—	2,332,642	—
Hong Kong	32,604,069	2,276,639	29,918,587	408,843
Hungary	2,494,447	—	2,494,447	—
India	76,995,587	3,665,437	73,306,442	23,708
Indonesia	26,678,537	—	26,668,422	10,115
Malaysia	44,974,770	—	44,974,770	—
Mexico	54,475,251	54,355,299	42,565	77,387
Philippines	11,172,698	—	11,172,566	132
Poland	20,141,960	—	20,141,960	—
Russia	27,447,515	—	27,447,515	—
South Africa	66,563,085	11,070,414	55,473,703	18,968
South Korea	135,141,688	38,084,796	97,008,924	47,968
Taiwan	133,435,878	3,675,892	128,213,974	1,546,012
Thailand	28,871,032	—	28,871,032	—
Turkey	18,553,155	—	18,548,096	5,059
Ukraine	194,727	—	194,727	—
Preferred Securities
Brazil	23,314,114	23,314,114	—	—
Colombia	966,462	966,462	—	—
Rights	143,010	31,809	111,201	—
Warrants	2,270	2,256	14	—
Securities Lending Collateral	46,485,441	46,485,441	—	—
Total Investments in Securities	$935,254,428	$266,900,601	$665,677,503	$2,676,324

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Equity-Income Trust
Common Stocks
Consumer Discretionary	$208,954,139	$202,623,968	$6,330,171	—
Consumer Staples	93,459,198	93,459,198	—	—
Energy	271,221,129	271,221,129	—	—
Financials	368,329,712	368,329,712	—	—
Health Care	129,810,034	120,098,422	9,711,612	—
Industrials	264,002,209	264,002,209	—	—
Information Technology	203,588,850	185,153,252	—	$18,435,598
Materials	98,613,666	98,613,666	—	—
Telecommunication Services	75,031,088	62,325,091	12,705,997	—
Utilities	120,015,043	120,015,043	—	—
Securities Lending Collateral	54,862,950	54,862,950	—	—
Short-Term Investments	183,023,371	183,023,371	—	—
Total Investments in Securities	$2,070,911,389	$2,023,728,011	$28,747,780	$18,435,598

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Financial Services Trust
Common Stocks
Financials	$163,379,795	$148,312,405	$12,195,701	$2,871,689
Information Technology	1,693,944	1,693,944	—	—
Warrants	918,046	918,046	—	—
Short-Term Investments	2,801,000	—	2,801,000	—
Total Investments in Securities	$168,792,785	$150,924,395	$14,996,701	$2,871,689

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Fundamental All Cap Core Trust
Common Stocks
Consumer Discretionary	$349,951,659	$324,856,776	$25,094,883	—
Consumer Staples	40,653,871	14,889,716	25,764,155	—
Energy	71,499,109	71,499,109	—	—
Financials	490,450,073	490,450,073	—	—
Health Care	26,475,255	26,475,255	—	—
Industrials	95,559,076	95,559,076	—	—
Information Technology	486,816,338	486,816,338	—	—
Materials	58,171,804	58,171,804	—	—
Short-Term Investments	10,076,000	—	10,076,000	—
Total Investments in Securities	$1,629,653,185	$1,568,718,147	$60,935,038	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Fundamental Large Cap Value Trust
Common Stocks
Consumer Discretionary	$143,752,795	$129,071,166	$14,681,629	—
Consumer Staples	125,020,756	64,345,785	60,674,971	—
Energy	158,917,555	158,917,555	—	—
Financials	406,768,371	406,768,371	—	—
Health Care	73,845,410	73,845,410	—	—
Industrials	109,945,119	109,945,119	—	—
Information Technology	151,335,258	151,335,258	—	—
Materials	37,455,114	37,455,114	—	—
Short-Term Investments	14,632,000	—	14,632,000	—
Total Investments in Securities	$1,221,672,378	$1,131,683,778	$89,988,600	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Fundamental Value Trust
Common Stocks
Consumer Discretionary	$71,311,224	$64,391,166	$6,920,058	—
Consumer Staples	61,105,488	31,763,972	29,341,516	—
Energy	78,005,500	78,005,500	—	—
Financials	195,557,291	195,557,291	—	—
Health Care	36,326,590	36,326,590	—	—
Industrials	53,126,171	53,126,171	—	—
Information Technology	74,561,762	74,561,762	—	—
Materials	18,958,673	18,958,673	—	—
Total Investments in Securities	$588,952,699	$552,691,125	$36,261,574	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Global Trust
Common Stocks
Brazil	$3,033,986	$3,033,986	—	—
Canada	8,791,818	8,791,818	—	—
China	9,162,895	3,258,247	$5,904,648	—
Denmark	3,851,430	—	3,851,430	—
France	61,070,115	—	61,070,115	—
Germany	37,400,424	—	37,400,424	—
Hong Kong	6,410,902	—	6,410,902	—
India	3,124,724	3,124,724	—	—
Ireland	9,585,198	—	9,585,198	—
Israel	11,981,413	11,981,413	—	—
Italy	18,270,648	—	18,270,648	—
Japan	16,634,507	—	16,634,507	—
Netherlands	37,986,155	—	37,986,155	—
Portugal	8,253,896	—	8,253,896	—
Russia	17,093,572	9,064,187	8,029,385	—
Singapore	12,833,077	—	12,833,077	—
South Korea	30,448,916	7,149,393	23,299,523	—
Spain	8,376,160	—	8,376,160	—
Sweden	10,322,958	—	10,322,958	—
Switzerland	24,753,634	—	24,753,634	—
Thailand	1,851,544	—	1,851,544	—
Turkey	6,964,463	6,964,463	—	—
United Kingdom	69,005,524	4,967,059	64,038,465	—
United States	206,063,015	203,421,041	2,641,974	—
Securities Lending Collateral	14,365,220	14,365,220	—	—
Short-Term Investments	12,000,000	—	12,000,000	—
Total Investments in Securities	$649,636,194	$276,121,551	$373,514,643	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Global Bond Trust
U.S. Government & Agency Obligations	$158,646,728	—	$158,646,728	—
Foreign Government Obligations	455,966,982	—	455,966,982	—
Corporate Bonds	133,262,121	—	133,145,403	$116,718
Municipal Bonds	325,702	—	325,702	—
Collateralized Mortgage Obligations	95,027,513	—	95,027,513	—
Asset Backed Securities	8,753,090	—	8,753,090	—
Term Loans	583,500	—	583,500	—
Common Stocks	80,864	$80,864	—	—
Preferred Securities	239,806	239,806	—	—
Escrow Shares	2,170,000	—	2,170,000	—
Purchased Options	495,195	—	495,195	—
Certificate of Deposit	11,338,128	—	11,338,128	—
Commercial Paper	1,366,511	—	1,366,511	—
Short-Term Investments	10,779,895	—	10,779,895	—
Total Investments in Securities	$879,036,035	$320,670	$878,598,647	$116,718
Sale Commitments Outstanding	($109,037,797)	—	($109,037,797)	—
Other Financial Instruments:
Futures	($773,842)	($773,842)	—	—
Forward Foreign Currency Contracts	$6,635,582	—	$6,635,582	—
Written Options	($3,611,574)	($4,454)	($3,607,120)	—
Interest Rate Swaps	($2,180,740)	—	($2,180,740)	—
Credit Default Swaps	$228,536	—	$228,536	—
Currency Swaps	($4,096,364)	—	($4,096,364)	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Health Sciences Trust
Common Stocks
Consumer Staples	$5,133,523	$4,741,987	$391,536	—
Health Care	278,719,800	269,755,217	8,940,911	$23,672
Industrials	8,362,494	8,362,494	—	—
Information Technology	1,734,660	1,734,660	—	—
Preferred Securities
Health Care	633,893	—	—	633,893
Information Technology	152,390	—	—	152,390
Convertible Bonds	55,367	—	55,367	—
Rights	9,020	9,020	—	—
Warrants	4,114	—	4,114	—
Short-Term Investments	1,748,268	1,748,268	—	—
Total Investments in Securities	$296,553,529	$286,351,646	$9,391,928	$809,955
Other Financial Instruments:
Written Options	($234,293)	($234,293)	—	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
High Yield Trust
Foreign Government Obligations	$2,025,612	—	$2,025,612	—
Corporate Bonds	253,748,540	—	252,237,032	$1,511,508
Capital Preferred Securities	942,500	—	942,500	—
Convertible Bonds	969,533	—	324,533	645,000
Term Loans	12,951,561	—	12,951,561	—
Common Stocks	7,988,005	$4,415,344	124,945	3,447,716
Preferred Securities	2,861,961	2,543,836	318,125	—
Escrow Certificates	53,157	—	53,157	—
Warrants	78	—	78	—
Securities Lending Collateral	8,132,851	8,132,851	—	—
Short-Term Investments	3,171,434	3,027,647	143,787	—
Total Investments in Securities	$292,845,232	$18,119,678	$269,121,330	$5,604,224
Other Financial Instruments:
Futures	$182,892	$182,892	—	—
Forward Foreign Currency Contracts	$227,957	—	$227,957	—
Credit Default Swaps	($473,656)	—	($473,656)	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Income Trust
Corporate Bonds	$139,345,971	—	$139,345,971	—
Convertible Bonds	8,616,012	—	8,616,012	—
Term Loans	8,347,275	—	8,347,275	—
Common Stocks	247,859,634	$229,310,396	17,322,661	$1,226,577
Preferred Securities	24,138,421	18,449,126	4,466,313	1,222,982
Warrants	44,695	44,695	—	—
Escrow Certificates	850	—	—	850
Equity Linked Securities	6,493,100	—	6,493,100	—
Securities Lending Collateral	16,247,730	16,247,730	—	—
Total Investments in Securities	$451,093,688	$264,051,947	$184,591,332	$2,450,409

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
International Core Trust
Common Stocks
Australia	$2,669,296	—	$2,669,296	—
Austria	3,284,404	—	3,284,404	—
Belgium	7,064,452	—	7,064,452	—
Bermuda	219,907	—	219,907	—
Canada	2,725,714	$2,725,714	—	—
Denmark	9,609,026	—	9,609,026	—
Finland	11,647,710	—	11,647,710	—
France	143,334,268	—	143,334,268	—
Germany	92,672,389	—	92,672,389	—
Guernsey, Channel Islands	313,059	—	313,059	—
Hong Kong	14,816,145	—	14,816,145	—
Ireland	6,518,845	—	6,518,845	—
Israel	3,964,805	1,848,708	2,116,097	—
Italy	44,644,601	—	44,644,601	—
Japan	161,465,354	—	161,465,354	—
Luxembourg	2,721,438	—	2,721,438	—
Macau	868,076	—	868,076	—
Netherlands	48,173,908	—	48,173,908	—
New Zealand	177,432	—	177,432	—
Norway	16,568,117	—	16,568,117	—
Portugal	3,317,224	—	3,317,224	—
Singapore	1,544,158	—	1,544,158	—
Spain	53,157,791	—	53,157,791	—
Sweden	15,083,945	—	15,083,945	—
Switzerland	12,010,140	—	12,010,140	—
United Kingdom	76,152,156	—	76,152,156	—
United States	2,010,555	2,010,555	—	—
Preferred Securities	15,131,563	—	15,131,563	—
Rights	13,083	13,083	—	—
Warrants	608,569	608,569	—	—
Securities Lending Collateral	22,693,637	22,693,637	—	—
Short-Term Investments	6,039,035	6,039,035	—	—
Total Investments in Securities	$781,220,802	$35,939,301	$745,281,501	—
Other Financial Instruments:
Forward Foreign Currency Contracts	$89,314	—	$89,314	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
International Equity Index Trust B
Common Stocks
Australia	$35,021,711	—	$35,021,711	—
Austria	983,197	—	983,197	—
Belgium	5,765,541	—	5,765,541	—
Bermuda	364,359	—	364,359	—
Brazil	8,451,199	$8,451,199	—	—
Canada	46,771,175	46,771,175	—	—
Chile	1,706,058	1,524,728	181,330	—
China	20,038,250	—	20,038,250	—
Colombia	1,499,705	1,499,705	—	—
Czech Republic	405,241	—	405,241	—
Denmark	7,091,196	—	7,091,196	—
Egypt	94,086	—	94,086	—
Finland	4,122,521	—	4,122,521	—
France	44,031,536	—	44,031,536	—
Germany	37,076,579	—	37,076,579	—
Greece	724,061	—	724,061	—
Guernsey, Channel Islands	279,259	—	279,259	—
Hong Kong	18,663,565	—	18,663,565	—
Hungary	228,815	—	228,815	—
India	9,706,948	6,663,114	3,043,834	—
Indonesia	3,691,250	8,902	3,682,348	—
Ireland	3,942,062	108,402	3,833,660	—
Israel	2,560,216	—	2,560,216	—
Italy	10,587,033	—	10,587,033	—

Japan	95,035,166	—	95,035,166	—
Jersey, Channel Islands	234,628	—	234,628	—
Luxembourg	1,729,412	—	1,729,412	—
Macau	762,001	—	762,001	—
Malaysia	5,387,716	—	5,387,716	—
Mexico	7,402,452	7,310,417	92,035	—
Netherlands	18,089,291	—	18,089,291	—
New Zealand	432,242	—	432,242	—
Norway	3,345,463	—	3,345,463	—
Peru	511,591	511,591	—	—
Philippines	1,153,052	—	1,153,052	—
Poland	2,192,494	—	2,192,494	—
Portugal	567,381	—	567,381	—
Russia	6,379,381	4,040,108	2,339,273	—
Singapore	6,700,736	—	6,700,736	—
South Africa	10,294,379	—	10,292,942	1,437
South Korea	19,658,359	250,357	19,408,002	—
Spain	15,901,351	—	15,901,351	—
Sweden	13,799,913	—	13,799,913	—
Switzerland	44,419,063	—	44,419,063	—
Taiwan	13,487,899	—	13,487,899	—
Thailand	3,147,637	—	3,147,637	—
Turkey	2,202,351	—	2,202,351	—
United Kingdom	83,895,084	—	83,895,084	—
United States	2,747,671	2,479,363	268,308	—
Preferred Securities
Brazil	5,780,882	5,780,882	—	—
Germany	2,479,007	—	2,479,007	—
South Korea	840,664	—	840,664	—
Rights	23,549	22,189	1,360	—
Securities Lending Collateral	21,564,802	21,564,802	—	—
Short-Term Investments	9,022,395	—	9,022,395	—
Total Investments in Securities	$662,993,575	$106,986,934	$556,005,204	$1,437
Other Financial Instruments:
Futures	($659,602)	($659,602)	—	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
International Growth Stock Trust
Common Stocks
Australia	$18,826,322	—	$18,826,322	—
Belgium	7,907,795	—	7,907,795	—
Brazil	20,113,698	$20,113,698	—	—
Canada	43,662,294	43,662,294	—	—
China	22,916,568	9,556,728	13,359,840	—
Denmark	13,232,075	—	13,232,075	—
France	18,543,735	—	18,543,735	—
Germany	38,235,436	—	38,235,436	—
Hong Kong	15,302,603	—	15,302,603	—
Ireland	8,909,436	—	8,909,436	—
Israel	11,165,756	11,165,756	—	—
Japan	35,114,951	—	35,114,951	—
Mexico	9,376,018	9,376,018	—	—
Netherlands	7,810,965	—	7,810,965	—
Singapore	23,122,142	8,561,409	14,560,733	—
South Korea	13,960,129	—	13,960,129	—
Spain	5,140,441	—	5,140,441	—
Sweden	11,725,261	—	11,725,261	—
Switzerland	40,801,198	—	40,801,198	—
Taiwan	8,746,535	—	8,746,535	—
Thailand	6,537,698	—	6,537,698	—
Turkey	5,390,893	—	5,390,893	—
United Kingdom	92,130,344	—	92,130,344	—
Short-Term Investments	31,929,035	31,929,035	—	—
Total Investments in Securities	$510,601,328	$134,364,938	$376,236,390	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
International Small Company Trust
Common Stocks
Australia	$6,904,629	$43,727	$6,858,052	$2,850
Austria	1,217,605	—	1,217,605	—
Bahamas	12,593	—	12,593	—
Belgium	1,469,641	—	1,469,641	—
Bermuda	537,789	—	537,789	—
Cambodia	64,628	—	64,628	—
Canada	11,055,432	11,046,612	8,166	654
Cayman Islands	19,039	19,039	—	—
China	35,108	—	35,108	—
Cyprus	66,358	—	66,358	—
Denmark	2,081,512	—	2,081,512	—
Faroe Islands	46,873	—	46,873	—
Finland	2,386,690	—	2,386,690	—
France	4,499,505	—	4,499,505	—
Gabon	9,668	—	9,668	—
Germany	5,345,009	—	5,345,009	—
Gibraltar	93,970	—	93,970	—
Greece	171	—	—	171
Guernsey, Channel Islands	8,789	1,522	7,267	—
Hong Kong	3,187,924	—	3,123,217	64,707
India	43,037	—	43,037	—
Ireland	1,915,970	112,274	1,803,696	—
Isle of Man	23,312	—	23,312	—
Israel	827,854	30,767	797,087	—
Italy	3,873,026	—	3,873,026	—
Japan	24,957,576	—	24,771,610	185,966
Jersey, Channel Islands	111,538	—	111,538	—
Liechtenstein	88,107	—	88,107	—
Luxembourg	453,386	—	453,386	—
Malta	68,376	—	68,376	—
Mongolia	1,567	—	1,567	—
Netherlands	2,342,227	—	2,342,227	—
New Zealand	1,184,402	—	1,184,402	—
Norway	1,337,432	—	1,337,432	—
Papua New Guinea	2,759	—	2,759	—
Peru	26,320	—	26,320	—
Portugal	580,073	—	580,073	—
Republic of Georgia	10,009	—	10,009	—
Singapore	1,242,327	—	1,242,327	—
South Africa	7,934	—	7,934	—
Spain	2,245,318	—	2,245,318	—
Sweden	3,952,123	—	3,952,123	—
Switzerland	4,699,981	44,498	4,655,483	—
United Arab Emirates	87,572	—	87,572	—
United Kingdom	21,570,719	29,214	21,540,587	918
United States	277,283	100,449	176,834	—
Rights	8,048	3,833	4,215	—
Warrants	1	1	—	—
Securities Lending Collateral	1,238,832	1,238,832	—	—
Short-Term Investments	234,458	234,458	—	—
Total Investments in Securities	$112,454,500	$12,905,226	$99,294,008	$255,266

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
International Value Trust
Common Stocks
Belgium	$6,722,587	—	$6,722,587	—
Brazil	11,226,375	$11,226,375	—	—
Canada	66,227,284	66,227,284	—	—
China	71,810,308	10,875,191	60,935,117	—
Denmark	4,608,744	—	4,608,744	—
France	131,670,269	—	131,670,269	—
Germany	87,358,734	—	87,358,734	—
Hong Kong	44,448,359	—	44,448,359	—
India	8,480,126	—	8,480,126	—
Ireland	8,323,096	—	8,323,096	—
Israel	16,172,031	16,172,031	—	—
Italy	40,250,840	—	40,250,840	—
Japan	64,345,481	—	64,345,481	—
Netherlands	68,504,509	—	68,504,509	—
Norway	20,179,527	—	20,179,527	—

Russia	11,587,069	5,680,670	5,906,399	—
Singapore	7,275,248	—	7,275,248	—
South Korea	143,196,703	27,395,649	115,801,054	—
Spain	12,493,243	—	12,493,243	—
Sweden	6,937,222	—	6,937,222	—
Switzerland	86,050,247	—	86,050,247	—
Thailand	5,288,869	—	5,288,869	—
United Arab Emirates	3,316,869	—	3,316,869	—
United Kingdom	151,460,961	7,064,027	144,396,934	—
United States	8,669,019	8,669,019	—	—
Securities Lending Collateral	17,729,983	17,729,983	—	—
Short-Term Investments	20,000,000	—	20,000,000	—
Total Investments in Securities	$1,124,333,703	$171,040,229	$953,293,474	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Mid Cap Stock Trust
Common Stocks
Consumer Discretionary	$197,655,597	$187,058,491	$9,824,837	$772,269
Consumer Staples	36,852,010	36,852,010	—	—
Energy	31,532,233	31,532,233	—	—
Financials	41,178,178	26,103,461	15,074,717	—
Health Care	134,018,654	121,882,670	12,135,984	—
Industrials	157,318,603	157,318,603	—	—
Information Technology	162,876,933	162,876,933	—	—
Materials	26,518,857	26,518,857	—	—
Preferred Securities
Consumer Discretionary	1,801,962	—	—	1,801,962
Health Care	1,628,656	—	—	1,628,656
Industrials	3,078,896	—	—	3,078,896
Information Technology	35,561,086	—	—	35,561,086
Warrants	200,839	200,839	—	—
Securities Lending Collateral	55,140,826	55,140,826	—	—
Short-Term Investments	26,000,000	—	26,000,000	—
Total Investments in Securities	$911,363,330	$805,484,923	$63,035,538	$42,842,869

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Mid Value Trust
Common Stocks
Consumer Discretionary	$89,863,951	$87,996,798	$1,867,153	—
Consumer Staples	76,180,660	76,180,660	—	—
Energy	79,868,278	79,868,278	—	—
Financials	235,199,180	234,176,301	1,022,879	—
Health Care	77,315,743	77,315,743	—	—
Industrials	91,038,490	91,038,490	—	—
Information Technology	32,636,187	32,636,187	—	—
Materials	63,689,179	60,508,641	3,180,538	—
Telecommunication Services	6,077,119	6,077,119	—	—
Utilities	67,272,462	67,272,462	—	—
Preferred Securities
Energy	1,735,428	—	1,735,428	—
Financials	356,598	356,598	—	—
Convertible Bonds	3,798,754	—	3,798,754	—
Securities Lending Collateral	40,021,903	40,021,903	—	—
Short-Term Investments	77,187,998	77,187,998	—	—
Total Investments in Securities	$942,241,930	$930,637,178	$11,604,752	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Mutual Shares Trust
Common Stocks
Consumer Discretionary	$60,912,499	$49,409,534	$11,502,965	—
Consumer Staples	71,217,030	52,279,837	18,937,193	—
Energy	62,750,153	42,021,433	20,728,720	—
Financials	125,651,276	101,499,306	20,190,143	$3,961,827
Health Care	76,458,561	73,606,381	2,852,180	—
Industrials	28,222,269	17,428,846	10,793,423	—
Information Technology	67,898,001	63,809,974	4,088,027	—
Materials	27,954,555	20,342,658	7,611,897	—
Telecommunication Services	11,722,406	—	11,722,406	—
Utilities	8,109,166	8,109,166	—	—
Corporate Bonds	20,187,085	—	20,187,085	—
Term Loans	21,753,748	—	21,753,748	—
Municipal Bonds	1,800,521	—	1,800,521	—
Preferred Securities	3,802,226	—	3,802,226	—
Securities Lending Collateral	5,677,766	5,677,766	—	—
Short-Term Investments	33,998,415	—	33,998,415	—
Total Investments in Securities	$628,115,677	$434,184,901	$189,968,949	$3,961,827
Other Financial Instruments:
Forward Foreign Currency Contracts	$3,383,095	—	$3,383,095	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Natural Resources Trust
Common Stocks
Energy	$78,662,912	$46,503,507	$32,159,405	—
Industrials	8,308,635	5,628,254	2,680,381	—
Information Technology	2,194,829	2,194,829	—	—
Materials	36,683,190	14,745,431	21,937,759	—
Securities Lending Collateral	8,900,717	8,900,717	—	—
Short-Term Investments	1,300,000	—	1,300,000	—
Total Investments in Securities	$136,050,283	$77,972,738	$58,077,545	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Real Return Bond Trust
U.S. Government & Agency Obligations	$85,381,066	—	$85,381,066	—
Foreign Government Obligations	10,855,425	—	10,855,425	—
Corporate Bonds	7,694,176	—	7,694,176	—
Collateralized Mortgage Obligations	4,931,626	—	4,931,626	—
Asset Backed Securities	2,684,398	—	2,684,398	—
Common Stocks	7,040	$7,040	—	—
Purchased Options	446	445	1	—
Certificate of Deposit	3,502,512	—	3,502,512	—
Short-Term Investments	53,195,715	—	53,195,715	—
Total Investments in Securities	$168,252,404	$7,485	$168,244,919	—
Other Financial Instruments:
Futures	($29,942)	($29,942)	—	—
Forward Foreign Currency Contracts	$928,575	—	$928,575	—
Written Options	($23,315)	—	($23,315)	—
Interest Rate Swaps	($934,221)	—	($934,221)	—
Credit Default Swaps	($65,171)	—	($65,171)	—
Inflation Swaps	($246,764)	—	($246,764)	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Science & Technology Trust
Common Stocks
Consumer Discretionary	$62,004,954	$62,004,954	—	—
Financials	1,073,468	1,073,468	—	—
Health Care	17,218,427	17,218,427	—	—
Industrials	7,610,799	5,232,085	$2,378,714	—
Information Technology	342,912,640	324,915,645	10,546,107	$7,450,888
Telecommunication Services	12,310,435	6,163,118	6,147,317	—
Preferred Securities	2,202,938	—	—	2,202,938
Securities Lending Collateral	27,044,081	27,044,081	—	—
Short-Term Investments	21,173,561	9,566,561	11,607,000	—
Total Investments in Securities	$493,551,303	$453,218,339	$30,679,138	$9,653,826

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Small Cap Growth Trust
Common Stocks
Consumer Discretionary	$74,486,897	$69,109,523	$5,377,374	—
Consumer Staples	4,583,081	4,583,081	—	—
Energy	15,631,616	15,631,616	—	—
Financials	35,900,444	35,900,444	—	—
Health Care	98,787,193	98,787,193	—	—
Industrials	104,221,901	104,221,901	—	—
Information Technology	115,755,380	115,120,694	—	$634,686
Materials	10,874,965	10,874,965	—	—
Preferred Securities
Consumer Discretionary	16,932,651	—	16,932,651	—
Industrials	1,211,529	—	—	1,211,529
Information Technology	9,176,540	—	—	9,176,540
Securities Lending Collateral	47,278,930	47,278,930	—	—
Short-Term Investments	13,600,000	—	13,600,000	—
Total Investments in Securities	$548,441,127	$501,508,347	$35,910,025	$11,022,755

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Small Cap Index Trust
Common Stocks
Consumer Discretionary	$53,190,387	$53,190,387	—	—
Consumer Staples	13,095,558	13,095,558	—	—
Energy	22,202,773	22,202,773	—	—
Financials	95,659,537	95,659,537	—	—
Health Care	53,819,903	53,799,959	—	$19,944
Industrials	55,932,406	55,932,406	—	—
Information Technology	72,486,930	72,486,930	—	—
Materials	20,042,346	20,042,346	—	—
Telecommunication Services	3,159,755	3,123,911	—	35,844
Utilities	12,828,772	12,828,772	—	—
Rights	1,410	1,410	—	—
Warrants	2,838	—	$2,838	—
Securities Lending Collateral	51,495,566	51,495,566	—	—
Short-Term Investments	12,976,000	—	12,976,000	—
Total Investments in Securities	$466,894,181	$453,859,555	$12,978,838	$55,788
Other Financial Instruments:
Futures	($888,281)	($888,281)	—	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Small Cap Opportunities Trust
Common Stocks
Consumer Discretionary	$30,921,136	$30,921,136	—	—
Consumer Staples	5,494,164	5,494,164	—	—
Energy	25,528,464	25,512,916	$15,548	—
Financials	60,989,245	60,988,524	—	$721
Health Care	30,505,875	30,496,009	—	9,866
Industrials	46,967,761	46,967,657	—	104
Information Technology	48,143,048	48,143,048	—	—
Materials	18,770,526	18,770,526	—	—
Telecommunication Services	2,428,824	2,408,530	—	20,294
Utilities	3,186,169	3,186,169	—	—
Warrants	507	—	507	—
Securities Lending Collateral	7,596,248	7,596,248	—	—
Short-Term Investments	2,490,305	2,490,305	—	—
Total Investments in Securities	$283,022,272	$282,975,232	$16,055	$30,985

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Small Cap Value Trust
Common Stocks
Consumer Discretionary	$60,370,986	$60,370,986	—	—
Consumer Staples	24,825,645	16,968,407	$7,857,238	—
Energy	37,440,941	37,440,941	—	—
Financials	136,774,577	136,774,577	—	—
Health Care	92,955,438	92,955,438	—	—
Industrials	149,807,633	149,807,633	—	—
Information Technology	81,405,996	81,405,996	—	—
Materials	50,846,528	50,846,528	—	—
Utilities	19,435,601	19,435,601	—	—
Securities Lending Collateral	6,747,202	6,747,202	—	—
Short-Term Investments	33,500,000	—	33,500,000	—
Total Investments in Securities	$694,110,547	$652,753,309	$41,357,238	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Strategic Equity Allocation Trust
Common Stocks
Consumer Discretionary	$1,271,571,299	$921,038,863	$350,532,436	—
Consumer Staples	996,575,845	660,771,476	335,804,369	—
Energy	909,717,671	695,980,255	213,737,416	—
Financials	2,130,473,467	1,331,398,892	799,074,575	—
Health Care	1,384,338,497	1,034,647,303	349,672,286	$18,908
Industrials	1,238,516,785	850,065,792	388,450,993	—
Information Technology	1,632,847,650	1,487,552,879	145,294,771	—
Materials	541,846,365	303,029,240	238,817,125	—
Telecommunication Services	319,141,441	166,177,388	152,922,057	41,996
Utilities	365,043,362	244,134,645	120,908,717	—
Preferred Securities
Consumer Discretionary	12,123,216	—	12,123,216	—
Consumer Staples	4,263,626	—	4,263,626	—
Rights	213,883	213,883	—	—
Warrants	56,831	53,919	2,912	—
Securities Lending Collateral	149,874,730	149,874,730	—	—
Short-Term Investments	344,258,000	—	344,258,000	—
Total Investments in Securities	$11,300,862,668	$7,844,939,265	$3,455,862,499	$60,904
Other Financial Instruments:
Futures	($10,260,996)	($10,260,996)	—	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Strategic Income Opportunities Trust
Foreign Government Obligations	$107,450,842	—	$107,450,842	—
Corporate Bonds	207,288,908	—	207,288,908	—
Capital Preferred Securities	2,176,149	—	2,176,149	—
Convertible Bonds	6,568,152	—	6,568,152	—
Term Loans	67,392,966	—	65,802,966	$1,590,000
Collateralized Mortgage Obligations	28,574,981	—	28,227,211	347,770
Asset Backed Securities	4,837,892	—	4,837,892	—
Common Stocks	15,398,383	$15,398,383	—	—
Preferred Securities	44,403,725	41,714,006	2,689,719	—
Escrow Certificates	12,381	—	—	12,381
Purchased Options	1,409,394	—	1,409,394	—
Short-Term Investments	1,563,000	—	1,563,000	—
Total Investments in Securities	$487,076,773	$57,112,389	$428,014,233	$1,950,151
Other Financial Instruments:
Futures	$737,649	$737,649	—	—
Forward Foreign Currency Contracts	$9,311,115	—	$9,311,115	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Total Return Trust
U.S. Government & Agency Obligations	$896,983,184	—	$896,983,184	—
Foreign Government Obligations	394,092,671	—	394,092,671	—
Corporate Bonds	572,094,097	—	572,094,097	—
Capital Preferred Securities	4,946,750	—	4,946,750	—
Municipal Bonds	118,661,148	—	118,661,148	—
Term Loans	12,383,042	—	12,383,042	—

Collateralized Mortgage Obligations	160,971,605	—	160,971,605	—
Asset Backed Securities	77,514,669	—	77,514,669	—
Common Stocks	176	$176	—	—
Preferred Securities	25,221,548	17,797,148	7,424,400	—
Commercial Paper	58,791,189	—	58,791,189	—
Short-Term Investments	216,184,227	—	216,184,227	—
Total Investments in Securities	$2,537,844,306	$17,797,324	$2,520,046,982	—
Other Financial Instruments:
Futures	($6,031,940)	($6,031,940)	—	—
Forward Foreign Currency Contracts	$25,351,452	—	$25,351,452	—
Written Options	($1,950,427)	—	($1,950,427)	—
Interest Rate Swaps	$6,763,413	—	$6,763,413	—
Credit Default Swaps	$272,908	—	$272,908	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Total Stock Market Index Trust
Common Stocks
Consumer Discretionary	$73,354,101	$73,354,101	—	—
Consumer Staples	49,508,590	49,508,590	—	—
Energy	61,003,287	61,002,044	—	$1,243
Financials	98,557,890	98,557,432	—	458
Health Care	71,535,555	71,531,003	—	4,552
Industrials	60,104,643	60,104,643	—	—
Information Technology	106,761,282	106,761,282	—	—
Materials	20,459,403	20,459,403	—	—
Telecommunication Services	12,536,949	12,531,818	—	5,131
Utilities	15,885,255	15,885,255	—	—
Corporate Bonds	2,664	—	$2,664	—
Warrants	756	491	265	—
Securities Lending Collateral	15,088,970	15,088,970	—	—
Short-Term Investments	3,569,000	—	3,569,000	—
Total Investments in Securities	$588,368,345	$584,785,032	$3,571,929	$11,384
Other Financial Instruments:
Futures	($89,688)	($89,688)	—	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Utilities Trust
Common Stocks
Consumer Discretionary	$49,464,119	$44,395,831	$5,068,288	—
Energy	86,877,947	86,877,947	—	—
Financials	8,844,664	8,844,664	—	—
Industrials	1,700,995	1,700,995	—	—
Telecommunication Services	65,019,972	24,338,980	40,680,992	—
Utilities	273,664,613	203,716,446	69,948,167	—
Preferred Securities
Financials	1,737,085	1,737,085	—	—
Telecommunication Services	3,485,722	3,485,722	—	—
Utilities	19,819,926	19,819,926	—	—
Corporate Bonds	636,120	—	636,120	—
Convertible Bonds	4,143,636	—	4,143,636	—
Securities Lending Collateral	21,704,262	21,704,262	—	—
Short-Term Investments	3,770,000	—	3,770,000	—
Total Investments in Securities	$540,869,061	$416,621,858	$124,247,203	—
Other Financial Instruments:
Forward Foreign Currency Contracts	$3,307,637	—	$3,307,637	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-14	Price	Observable Inputs	Inputs
Value Trust
Common Stocks
Consumer Discretionary	$64,579,548	$64,579,548	—	—
Consumer Staples	22,057,570	22,057,570	—	—
Energy	38,306,203	26,099,458	$12,206,745	—
Financials	172,767,319	172,767,319	—	—
Health Care	71,953,031	71,953,031	—	—
Industrials	114,713,079	114,713,079	—	—
Information Technology	80,730,160	80,730,160	—	—
Materials	34,220,135	34,220,135	—	—
Telecommunication Services	16,838,984	16,838,984	—	—
Utilities	20,701,862	20,701,862	—	—
Short-Term Investments	14,204,328	14,204,328	—	—
Total Investments in Securities	$651,072,219	$638,865,474	$12,206,745	—

For the Emerging Markets Value Trust, International Equity Index Trust B, International Growth Stock Trust and Utilities Trust securities with market value of approximately $55,326,996, $13,374,204, $9,857,662 and $10,429,850, respectively, at the beginning of the year were transferred from Level 2 to Level 1 during the period since quoted prices in active markets for identical securities became available.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred into Level 3 because a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Financial Services Trust
Financials
Balance as of 12-31-13	$3,250,272

Accrued discounts/premiums	-

Realized gain (loss)	-
Changed in unrealized appreciation (depreciation)	(378,583)

Purchases	-

Sales	-

Transfers into Level 3	-

Transfers out of Level 3	-
Balance as of 9-30-14	$2,871,689
Change in unrealized at period end*	($378,583)

High Yield Trust
	Corporate Bonds	Convertible Bonds	Common Stocks	Total
Balance as of 12-31-13	$710,862	-	$3,571,785	$4,282,647
Realized gain (loss)	-	-	-	-
Change in unrealized appreciation (depreciation)	(47,949)	-	(1,021,059)	(1,069,008)

Purchases	167,631	$392,000	-	559,631

Sales	-	-	-	-

Transfers into Level 3	680,964	253,000	896,990	1,830,954

Transfers out of Level 3	-	-	-	-
Balance as of 9-30-14	$1,511,508	$645,000	$3,447,716	$5,604,224
Change in unrealized at period end*	($47,949)	-	($934,331)	($982,280)

Mid Cap Stock Trust
	Common Stock	Preferred Securities	Total
Balance as of 12-31-13	-	-	-
Realized gain (loss)	-	-	-

Changed in unrealized appreciation (depreciation)	-	(389,693)	(389,693)

Purchases	772,269	42,460,293	43,232,562
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-

Balance as of 9-30-14	772,269	42,070,600	42,842,869

Change in unrealized at period end*	-	(389,693)	(389,693)

Science & Technology Trust
	Consumer Staples	Information Technology	Total
Balance as of 12-31-13	$167,370	$8,163,248	$8,330,618

Realized gain (loss)	-	-	-

Changed in unrealized appreciation (depreciation)	-	977,988	977,988

Purchases	-	983,689	983,689

Sales	-	(471,099)	(471,099)

Transfers into Level 3	-	-	-

Transfers out of Level 3	(167,370)	-	(167,370)

Balance as of 9-30-14	-	$9,653,826	$9,653,826
Change in unrealized at period end*		$1,032,419	$1,032,419

Small Cap Growth Trust
	Common Stocks	Preferred Securities	Total
Balance as of 12-31-13	$938,340	$3,746,058	$4,684,398

Realized gain (loss)	-	-	-

Changed in unrealized appreciation (depreciation)	(303,654)	1,415,692	1,112,038

Purchases	-	7,552,543	7,552,543

Sales	-	-	-
Transfers into Level 3	-	-	-

Transfers out of Level 3	-	(2,326,224)	(2,326,224)
Balance as of 9-30-14	$634,686	$10,388,069	$11,022,755
Change in unrealized at period end*	($303,654)	$1,415,692	$1,112,038

*	Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the table below:

Financial Services Trust
	Fair Value at 9-30-14	Valuation Technique	Unobservable Inputs	Input/ Range
Common Stock	$2,871,689	Market Approach	Book Value multiple/ Market comparable companies Discount for lack of marketability	1.30x 25%

Total	$2,871,689

High Yield Trust
	Fair Value at 9-30-14	Valuation Technique	Unobservable Inputs	Input/ Range
Common Stock	$3,447,716	Market Approach	EV/EBITDA multiple Discount for lack of marketability	5.68x - 9.00x (weighted average 6.76x) 10% - 17.5% (weighted average 14.05%)

Convertible Bonds	$645,000	Market Approach	Prior / recent transactions	$100.00

Corporate Bonds	$1,511,508	Market Approach	Yield spread	408 bps - 756 bps (weighted average 598 bps)

Total	$5,604,224

Mid Cap Stock Trust
	Fair Value at 9-30-14	Valuation Technique	Unobservable Inputs	Input/ Range
Common Stock	$772,269	Market Approach	Prior / recent transactions	$27.06

Preferred Stock	$1,519,013	Market Approach	EV to revenue multiple Discount for lack of marketability	6.86x 10%
	4,431,440	Market Approach	EV to revenue multiple Illiquidity discount Allocated using OPM - Volatility	1.40x 17.5% 40%
	36,120,147	Market Approach	Prior / recent transactions	$1.58 - $62.05 (weighted average $24.43)
	$42,070,600

Total	$42,842,869

Science & Technology Trust
	Fair Value at 9-30-14	Valuation Technique	Unobservable Inputs	Input/ Range
Common Stock	$122,107	Market Approach	EV to revenue multiple Illiquidity discount	8.37x 10%
	6,654,157	Market Approach	Prior / recent transactions Accrued Interest	13.75 5.75%
	674,624	Market Approach	Prior / recent transactions	$16.00
	7,450,888

Preferred Stock	$590,705	Market Approach	Prior / recent transactions Discount for lack of marketability	$30.92 10%
	1,612,233	Market Approach	EV to revenue multiple Illiquidity discount	8.37x 10%
	$2,202,938

Total	$9,653,826

Small Cap Growth Trust
	Fair Value at 9-30-14	Valuation Technique	Unobservable Inputs	Input/ Range
Common Stock	$634,686	Market Approach	EV to revenue multiple Illiquidity discount Probability-weighted expected price Implied discount rate at time of purchase	3.45x 17.5% $1.84 27%

Preferred Stock	$721,148	Market Approach	EV to revenue multiple Discount for lack of marketability	6.86x 10%
	1,857,678	Market Approach	EV to revenue multiple Illiquidity discount Probability-weighted expected price Implied discount rate at time of purchase	3.45x 17.5% $3.96 27%
	5,604,486	Market Approach	Prior / recent transactions	$2.91 - $18.47 (weighted average $16.65)
	2,204,757	Market Approach	Prior / recent transactions Discount for lack of marketability	$30.92 10%
	$10,388,069

Total	$11,022,755

A change to unobservable inputs of the fund's Level 3 securities may result in changes to the fair value measurement, as follows :

Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Book value multiple / market comparable companies	Increases	Decreases
Enterprise values or earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiples	Increases	Decreases
Prior/recent transactions	Increases	Decreases
Yield spread	Increases	Decreases
Enterprise value (“EV”) to revenue multiple	Increases	Decreases
Probability - weighted expected price	Increases	Decreases
Option pricing method ("OPM") volatility	Variable	Variable
Discounts for lack of marketability	Decreases	Increases
Illiquidity discount	Decreases	Increases
Implied discount rate at time of purchase	Decreases	Increases

Repurchase agreements. The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by the portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolio. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolios for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the portfolio’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. The portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the portfolio’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A portfolio may have limited rights to enforce the terms of an underlying loan.

At September 30, 2014, Investment Quality Bond Trust and Strategic Income Opportunities Trust had $260,766 and $5,893,141, respectively, in unfunded loan commitments outstanding.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The portfolio accrues income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolio may need to sell other investments to make distributions.

Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolio may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of their principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on September 30, 2014, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
500 Index B Trust	$1,978,147,299	$1,309,621,645	($24,065,932)	$1,285,555,713
Active Bond Trust	820,065,557	45,436,743	(13,518,737)	31,918,006
All Cap Core Trust	348,892,593	27,537,821	(7,211,622)	20,326,199
Alpha Opportunities Trust	760,580,361	85,777,179	(27,835,998)	57,941,181
American Asset Allocation Trust	1,092,527,641	634,685,927	—	634,685,927
American Global Growth Trust	232,000,890	21,380,200	—	21,380,200
American Growth Trust	701,906,911	347,886,004	—	347,886,004
American Growth-Income Trust	861,686,162	408,994,122	—	408,994,122
American International Trust	534,317,984	95,714,836	—	95,714,836
American New World Trust	83,340,507	—	(7,602,502)	(7,602,502)
Blue Chip Growth Trust	1,077,460,707	697,073,223	(8,341,722)	688,731,501
Bond Trust	10,060,327,738	118,743,749	(100,105,550)	18,638,199
Bond PS Series	175,944,890	1,206,849	(1,234,446)	(27,597)
Capital Appreciation Trust	765,801,720	332,926,536	(5,618,350)	327,308,186
Capital Appreciation Value Trust	315,232,362	42,585,333	(2,336,976)	40,248,357
Core Bond Trust	1,006,841,311	6,987,834	(3,415,956)	3,571,878
Core Strategy Trust	3,783,481,098	168,300,354	(13,100,322)	155,200,032
Emerging Markets Value Trust	935,808,430	171,227,411	(171,781,413)	(554,002)
Equity-Income Trust	1,483,950,916	630,807,737	(43,847,264)	586,960,473
Financial Services Trust	166,759,528	7,208,883	(5,175,626)	2,033,257
Franklin Templeton Founding Allocation Trust	1,050,203,670	275,823,335	—	275,823,335
Fundamental All Cap Core Trust	1,277,446,402	374,780,087	(22,573,304)	352,206,783
Fundamental Large Cap Value Trust	1,063,685,128	167,552,678	(9,565,428)	157,987,250
Fundamental Value Trust	564,642,630	38,925,636	(14,615,567)	24,310,069
Global Trust	557,371,190	133,820,989	(41,555,985)	92,265,004
Global Bond Trust	892,221,850	15,860,307	(29,046,122)	(13,185,815)
Health Sciences Trust	202,429,606	97,842,503	(3,718,580)	94,123,923
High Yield Trust	303,958,356	6,449,180	(17,562,304)	(11,113,124)
Income Trust	404,767,955	75,498,173	(29,172,440)	46,325,733
International Core Trust	784,500,225	45,221,770	(48,501,193)	(3,279,423)
International Equity Index Trust B	528,889,575	179,248,326	(45,144,326)	134,104,000
International Growth Stock Trust	430,666,499	87,911,201	(7,976,372)	79,934,829
International Small Company Trust	107,090,757	25,061,727	(19,697,984)	5,363,743
International Value Trust	1,029,196,225	163,461,315	(68,323,837)	95,137,478
Investment Quality Bond Trust	387,188,018	6,839,284	(2,954,553)	3,884,731
Lifestyle Aggressive MVP	415,419,248	54,140,429	(10,152,260)	43,988,169
Lifestyle Aggressive PS Series	21,425,645	282,291	(186)	282,105
Lifestyle Balanced MVP	9,313,827,757	1,061,779,340	(62,342,276)	999,437,064
Lifestyle Balanced PS Series	969,329,859	18,508,080	—	18,508,080
Lifestyle Conservative MVP	2,015,794,610	—	(117,598,587)	(117,598,587)
Lifestyle Conservative PS Series	192,607,479	1,979,905	—	1,979,905
Lifestyle Growth MVP	11,064,360,577	2,131,780,547	(45,049,137)	2,086,731,410
Lifestyle Growth PS Series	1,788,445,482	30,911,848	0	30,911,848
Lifestyle Moderate MVP	2,748,456,137	256,604,039	(17,347,023)	239,257,016

Lifestyle Moderate PS Series	323,841,926	5,641,134	—	5,641,134
Mid Cap Index Trust	578,253,979	303,455,800	(16,608,158)	286,847,642
Mid Cap Stock Trust	830,450,001	104,565,376	(23,652,047)	80,913,329
Mid Value Trust	784,315,672	185,212,859	(27,286,601)	157,926,258
Money Market Trust	2,228,018,857	—	—	—
Money Market Trust B	420,135,624	—	—	—
Mutual Shares Trust	496,302,789	153,116,450	(21,303,562)	131,812,888
Natural Resources Trust	146,080,384	4,376,925	(14,407,026)	(10,030,101)
New Income Trust	1,656,368,721	41,203,439	(13,434,062)	27,769,377
Real Estate Securities Trust	390,160,342	17,328,955	(6,311,480)	11,017,475
Real Return Bond Trust	175,310,656	378,635	(7,436,887)	(7,058,252)
Science and Technology Trust	426,454,160	74,233,591	(7,136,448)	67,097,143
Short Term Government Income Trust	382,283,399	1,180,743	(6,237,974)	(5,057,231)
Small Cap Growth Trust	490,400,136	75,067,946	(17,026,955)	58,040,991
Small Cap Index Trust	363,175,047	124,883,967	(21,164,833)	103,719,134
Small Cap Opportunities Trust	251,170,145	45,656,664	(13,804,537)	31,852,127
Small Cap Value Trust	544,906,613	156,310,827	(7,106,893)	149,203,934
Small Company Growth Trust	110,731,121	35,521,787	(2,644,310)	32,877,477
Small Company Value Trust	262,124,229	114,857,183	(13,899,306)	100,957,877
Strategic Equity Allocation Trust	9,202,374,071	2,283,704,913	(185,216,316)	2,098,488,597
Strategic Income Opportunities Trust	483,872,117	20,193,002	(16,988,346)	3,204,656
Total Bond Market Trust B	482,260,189	21,601,997	(2,687,227)	18,914,770
Total Return Trust	2,533,128,881	61,574,445	(56,859,020)	4,715,425
Total Stock Market Index Trust	364,556,797	244,912,951	(21,101,403)	223,811,548
Ultra Short Term Bond Trust	269,369,376	132,489	(2,841,763)	(2,709,274)
U.S. Equity Trust	711,562,883	133,473,552	(8,508,624)	124,964,928
Utilities Trust	489,916,004	64,192,539	(13,239,482)	50,953,057
Value Trust	549,448,926	118,970,006	(17,346,713)	101,623,293

Derivative instruments. The portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

The following tables summarize the contracts held at September 30, 2014. In addition, the tables detail how the portfolios used futures contracts during the period ended September 30, 2014.

500 Index Trust B

The portfolio used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at September 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

500 Index Trust B	S&P 500 Index Futures	213	Long	Dec 2014	$105,861,096	$104,662,875	($1,198,221)
($1,198,221)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

All Cap Core Trust

The portfolio used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at September 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

All Cap Core Trust	Russell 2000 Mini Index Futures	1	Long	Dec 2014	$114,122	$109,660	($4,462)
	S&P 500 Index E-Mini Futures	33	Long	Dec 2014	3,259,583	3,243,074	(16,509)
							($20,971)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Global Bond Trust

The portfolio used futures contracts to gain exposure to foreign bond market, gain exposure to treasuries market, maintain diversity and liquidity of the portfolio, manage against anticipated interest rate changes, manage duration of the portfolio, and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at September 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Global Bond Trust	10-Year U.S. Treasury Note Futures	583	Long	Dec 2014	$73,185,447	$72,665,486	($519,961)
	Euro-BTP Italian Government Bond Futures	314	Long	Dec 2014	51,246,879	51,748,087	501,208
	Eurodollar Futures	103	Long	Sep 2015	25,538,950	25,538,850	(100)
	Eurodollar Futures	254	Long	Mar 2016	62,658,871	62,620,525	(38,346)
	U.K. Long Gilt Bond Futures	154	Long	Dec 2014	28,265,021	28,246,207	(18,814)
	U.S. Treasury Long Bond Futures	285	Long	Dec 2014	39,711,899	39,303,281	(408,618)
	10-Year Canada Government Bond Futures	221	Short	Dec 2014	(26,897,936)	(26,734,301)	163,635
	3-Month Sterling Futures	376	Short	Jun 2015	(75,402,560)	(75,409,259)	(6,699)
	3-Month Sterling Futures	418	Short	Sep 2015	(83,635,602)	(83,663,224)	(27,622)
	Eurodollar Futures	373	Short	Jun 2015	(92,699,463)	(92,732,462)	(32,999)
	Eurodollar Futures	635	Short	Dec 2015	(157,120,276)	(156,995,812)	124,464
	German Euro BUND Futures	416	Short	Dec 2014	(78,146,731)	(78,656,721)	(509,990)
							($773,842)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

High Yield Trust

The portfolio used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at September 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

High Yield Trust	10-Year U.S. Treasury Note Futures	224	Short	Dec 2014	($28,099,053)	($27,919,500)	$179,553
	U.S. Treasury Long Bond Futures	4	Short	Dec 2014	(554,964)	(551,625)	3,339
							$182,892
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

International Equity Index Trust B

The portfolio used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at September 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

International Equity Index Trust B	Mini MSCI EAFE Index Futures	102	Long	Dec 2014	$9,637,527	$9,382,469	($255,058)
	Mini MSCI Emerging Markets Index Futures	103	Long	Dec 2014	5,491,005	5,163,905	(327,100)
	MSCI Taiwan Index Futures	108	Long	Oct 2014	3,575,564	3,498,120	(77,444)
							($659,602)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Investment Quality Bond Trust

The portfolio used futures contracts to gain exposure to foreign bond market, gain exposure to treasuries market, manage against anticipated interest rate changes, manage duration of the portfolio, and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at September 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Investment Quality Bond Trust	5-Year U.S. Treasury Note Futures	555	Long	Dec 2014	$65,607,510	$65,633,086	$25,576
	U.S. Treasury Long Bond Futures	33	Long	Dec 2014	4,590,406	4,550,906	(39,500)
	U.S. Treasury Ultra Bond Futures	40	Long	Dec 2014	5,999,343	6,100,000	100,657
	2-Year U.S. Treasury Note Futures	13	Short	Dec 2014	(2,843,299)	(2,844,969)	(1,670)
	10-Year U.S. Treasury Note Futures	442	Short	Dec 2014	(54,881,650)	(55,091,156)	(209,506)
							($124,443)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Balanced MVP

The portfolio used futures contracts to manage the volatility of returns. The following table summarizes the contracts held at September 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Lifestyle Balanced MVP	Euro FX Futures	217	Long	Dec 2014	$35,181,770	$34,272,438	($909,332)
	Euro STOXX 50 Index Futures	843	Long	Dec 2014	34,286,352	34,316,942	30,590
	FTSE 100 Index Futures	438	Long	Dec 2014	47,983,334	46,903,263	(1,080,071)
	Japanese Yen Currency Futures	248	Long	Dec 2014	29,528,237	28,272,000	(1,256,237)
	Mini MSCI Emerging Markets Index Futures	1,071	Long	Dec 2014	57,584,757	53,694,586	(3,890,171)
	Nikkei 225 Futures	197	Long	Dec 2014	28,116,889	29,062,776	945,887
	Pound Sterling Currency Futures	483	Long	Dec 2014	49,258,378	48,876,581	(381,797)
	Russell 2000 Mini Index Futures	283	Long	Dec 2014	32,804,655	31,033,780	(1,770,875)
	S&P 500 Index E-Mini Futures	1,943	Long	Dec 2014	193,055,742	190,948,325	(2,107,417)
	S&P Mid 400 Index E-Mini Futures	485	Long	Dec 2014	69,089,278	66,221,900	(2,867,378)
							($13,286,801)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Conservative MVP

The portfolio used futures contracts to manage the volatility of returns. The following table summarizes the contracts held at September 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Lifestyle Conservative MVP	Euro FX Futures	30	Long	Dec 2014	$4,847,152	$4,738,125	($109,027)
	Euro STOXX 50 Index Futures	120	Long	Dec 2014	4,874,636	4,884,974	10,338
	FTSE 100 Index Futures	53	Long	Dec 2014	5,781,806	5,675,509	(106,297)
	Japanese Yen Currency Futures	38	Long	Dec 2014	4,480,063	4,332,000	(148,063)
	Mini MSCI Emerging Markets Index Futures	131	Long	Dec 2014	6,942,650	6,567,686	(374,964)
	Nikkei 225 Futures	29	Long	Dec 2014	4,169,532	4,278,277	108,745
	Pound Sterling Currency Futures	56	Long	Dec 2014	5,705,661	5,666,850	(38,811)
	Russell 2000 Mini Index Futures	40	Long	Dec 2014	4,592,019	4,386,400	(205,619)
	S&P 500 Index E-Mini Futures	149	Long	Dec 2014	14,785,587	14,642,975	(142,612)
	S&P Mid 400 Index E-Mini Futures	42	Long	Dec 2014	5,942,413	5,734,680	(207,733)
							($1,214,043)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Growth MVP

The portfolio used futures contracts to manage the volatility of returns. The following table summarizes the contracts held at September 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Lifestyle Growth MVP	Euro FX Futures	385	Long	Dec 2014	$62,419,269	$60,805,938	($1,613,331)
	Euro STOXX 50 Index Futures	1,569	Long	Dec 2014	63,814,100	63,871,035	56,935
	FTSE 100 Index Futures	814	Long	Dec 2014	89,174,506	87,167,251	(2,007,255)
	Japanese Yen Currency Futures	419	Long	Dec 2014	49,888,432	47,766,000	(2,122,432)
	Mini MSCI Emerging Markets Index Futures	1,716	Long	Dec 2014	92,264,652	86,031,660	(6,232,992)
	Nikkei 225 Futures	341	Long	Dec 2014	48,669,336	50,306,633	1,637,297
	Pound Sterling Currency Futures	875	Long	Dec 2014	89,236,192	88,544,531	(691,661)
	Russell 2000 Mini Index Futures	594	Long	Dec 2014	68,855,001	65,138,040	(3,716,961)
	S&P 500 Index E-Mini Futures	4,131	Long	Dec 2014	410,454,590	405,974,025	(4,480,565)
	S&P Mid 400 Index E-Mini Futures	947	Long	Dec 2014	134,902,158	129,303,380	(5,598,778)
							($24,769,743)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Lifestyle Moderate MVP

The portfolio used futures contracts to manage the volatility of returns. The following table summarizes the contracts held at September 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Lifestyle Moderate MVP	Euro FX Futures	74	Long	Dec 2014	$11,997,470	$11,687,375	($310,095)
	Euro STOXX 50 Index Futures	294	Long	Dec 2014	11,957,517	11,968,186	10,669
	FTSE 100 Index Futures	139	Long	Dec 2014	15,227,587	14,884,825	(342,762)
	Japanese Yen Currency Futures	79	Long	Dec 2014	9,406,172	9,006,000	(400,172)
	Mini MSCI Emerging Markets Index Futures	209	Long	Dec 2014	11,237,362	10,478,216	(759,146)
	Nikkei 225 Futures	64	Long	Dec 2014	9,134,421	9,441,714	307,293
	Pound Sterling Currency Futures	152	Long	Dec 2014	15,501,601	15,381,450	(120,151)
	Russell 2000 Mini Index Futures	113	Long	Dec 2014	13,098,679	12,391,580	(707,099)
	S&P 500 Index E-Mini Futures	524	Long	Dec 2014	52,064,441	51,496,100	(568,341)
	S&P Mid 400 Index E-Mini Futures	130	Long	Dec 2014	18,518,776	17,750,200	(768,576)
							($3,658,380)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Mid Cap Index Trust

The portfolio used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at September 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Mid Cap Index Trust	S&P Mid 400 Index E-Mini Futures	126	Long	Dec 2014	$18,007,546	$17,204,040	($803,506)
($803,506)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

New Income Trust

The portfolio used futures contracts to gain exposure to treasuries market and to manage duration of the portfolio. The following table summarizes the contracts held at September 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

New Income Trust	10-Year U.S. Treasury Note Futures	64	Short	Dec 2014	($7,942,866)	($7,977,000)	($34,134)
	U.S. Treasury Long Bond Futures	141	Short	Dec 2014	(19,483,152)	(19,444,782)	38,370
							$4,236
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Real Return Bond Trust

The portfolio used futures contracts to gain exposure to treasuries market, manage duration of the portfolio, and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at September 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Real Return Bond Trust	5-Year U.S. Treasury Note Futures	57	Long	Dec 2014	$6,756,345	$6,740,695	($15,650)
	Eurodollar Futures	3	Long	Mar 2016	740,177	739,612	(565)
	German Euro BUND Futures	20	Short	Dec 2014	(3,768,296)	(3,781,573)	(13,277)
							($29,942)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Short Term Government Income Trust

The portfolio used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at September 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Short Term Government Income Trust	5-Year U.S. Treasury Note Futures	355	Short	Dec 2014	($42,091,762)	($41,981,524)	$110,238
$110,238
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Small Cap Index Trust

The portfolio used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at September 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Small Cap Index Trust	Russell 2000 Mini Index Futures	132	Long	Dec 2014	$15,363,401	$14,475,120	($888,281)
($888,281)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Strategic Equity Allocation Trust

The portfolio used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at September 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Strategic Equity Allocation Trust	Mini MSCI EAFE Index Futures	1,944	Long	Dec 2014	$183,987,719	$178,818,841	($5,168,878)
	Russell 2000 Mini Index Futures	161	Long	Dec 2014	18,789,533	17,655,260	(1,134,273)
	S&P 500 Index Futures	344	Long	Dec 2014	171,474,483	169,033,000	(2,441,483)
	S&P Mid 400 Index E-Mini Futures	231	Long	Dec 2014	33,057,102	31,540,740	(1,516,362)
							($10,260,996)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Strategic Income Opportunities Trust

The portfolio used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at September 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Strategic Income Opportunities Trust	5-Year U.S. Treasury Note Futures	252	Short	Dec 2014	($29,877,153)	($29,800,969)	$76,184
	10-Year U.S. Treasury Note Futures	752	Short	Dec 2014	(94,327,218)	(93,729,750)	597,468
	U.S. Treasury Long Bond Futures	54	Short	Dec 2014	(7,510,935)	(7,446,938)	63,997
							$737,649
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Total Return Trust

The portfolio used futures contracts to gain exposure to certain bond markets, manage against anticipated interest rate changes, manage duration of the portfolio, and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at September 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Total Return Trust	10-Year U.S. Treasury Note Futures	5,446	Long	Dec 2014	$683,212,822	$678,792,844	($4,419,978)
	Eurodollar Futures	112	Long	Dec 2015	27,685,109	27,690,600	5,491
	Eurodollar Futures	2,252	Long	Mar 2016	556,028,327	555,202,450	(825,877)
	Eurodollar Futures	425	Long	Jun 2016	104,628,224	104,480,938	(147,286)
	Eurodollar Futures	1,019	Long	Sep 2016	250,125,981	249,807,850	(318,131)
	Eurodollar Futures	377	Long	Dec 2016	92,296,779	92,171,788	(124,991)
	Eurodollar Futures	12	Long	Jun 2017	2,927,005	2,921,550	(5,455)
	U.S. Treasury Long Bond Futures	120	Long	Dec 2014	16,744,463	16,548,750	(195,713)
							($6,031,940)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Total Stock Market Index Trust

The portfolio used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at September 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Total Stock Market Index Trust	Russell 2000 Mini Index Futures	6	Long	Dec 2014	$689,194	$657,960	($31,234)
	S&P 500 Index Futures	9	Long	Dec 2014	4,471,876	4,422,375	(49,501)
	S&P Mid 400 Index E-Mini Futures	2	Long	Dec 2014	282,033	273,080	(8,953)
							($89,688)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the portfolio’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at September 30, 2014. In addition, the tables detail how the portfolios used forward foreign currency contracts during the period ended September 30, 2014.

Global Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at September 30, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Global Bond Trust	AUD	43,003,664	USD	38,183,284	Bank of America, N.A.	10/2/2014	-	($531,419)	($531,419)
	AUD	12,226,000	USD	11,156,563	HSBC Bank USA	10/2/2014	-	(452,087)	(452,087)
	AUD	6,868,000	USD	6,363,021	JPMorgan Chase Bank N.A.	10/2/2014	-	(349,742)	(349,742)
	BRL	10,189,853	USD	4,160,446	Bank of America, N.A.	10/2/2014	$2,500	-	2,500
	BRL	19,039,248	USD	8,214,295	BNP Paribas SA	10/2/2014	-	(436,030)	(436,030)
	BRL	31,854,121	USD	13,031,837	Citibank N.A.	10/2/2014	-	(18,204)	(18,204)
	BRL	15,974,579	USD	6,946,000	Credit Suisse International	10/2/2014	-	(419,770)	(419,770)
	BRL	9,903,677	USD	4,319,000	Deutsche Bank AG London	10/2/2014	-	(272,967)	(272,967)
	BRL	13,333,706	USD	5,620,687	Goldman Sachs Capital Markets LP	10/2/2014	-	(173,356)	(173,356)
	BRL	100,432	USD	44,306	HSBC Bank USA	10/2/2014	-	(3,275)	(3,275)
	BRL	16,536,494	USD	7,306,709	JPMorgan Chase Bank	10/2/2014	-	(550,916)	(550,916)
	BRL	4,106,014	USD	1,786,000	Royal Bank of Canada	10/2/2014	-	(108,535)	(108,535)
	BRL	26,928,126	USD	11,809,116	UBS AG	10/2/2014	-	(807,940)	(807,940)
	BRL	4,118,730	USD	1,685,000	Credit Suisse International	11/4/2014	-	(17,057)	(17,057)
	BRL	25,317,326	USD	10,677,911	UBS AG	11/4/2014	-	(425,269)	(425,269)
	BRL	27,800,000	USD	11,296,221	Goldman Sachs Capital Markets LP	1/5/2015	-	(222,465)	(222,465)
	BRL	12,400,000	USD	5,176,372	UBS AG	1/5/2015	-	(236,999)	(236,999)
	CAD	2,354,000	USD	2,103,149	Bank of America, N.A.	10/16/2014	-	(2,003)	(2,003)
	CAD	4,822,547	USD	4,355,042	Goldman Sachs Capital Markets LP	10/16/2014	-	(50,507)	(50,507)
	CHF	6,349,000	USD	6,716,942	Barclays Bank PLC Wholesale	11/13/2014	-	(63,984)	(63,984)
	CHF	11,122,000	USD	11,890,280	Citibank N.A.	11/13/2014	-	(235,815)	(235,815)
	CHF	1,444,000	USD	1,594,928	Goldman Sachs Capital Markets LP	11/13/2014	-	(81,797)	(81,797)
	CHF	9,041,000	USD	9,683,528	JPMorgan Chase Bank N.A.	11/13/2014	-	(209,692)	(209,692)
	CNY	4,482,200	USD	730,000	Bank of America, N.A.	9/8/2015	-	(14,344)	(14,344)
	CNY	8,950,800	USD	1,468,946	Barclays Capital	9/8/2015	-	(39,806)	(39,806)
	CNY	32,283,693	USD	5,336,196	Citibank N.A.	9/8/2015	-	(181,581)	(181,581)
	CNY	6,380,000	USD	1,055,680	JPMorgan Chase Bank	9/8/2015	-	(37,009)	(37,009)
	CNY	4,368,300	USD	710,000	Morgan Stanley Bank, N.A.	9/8/2015	-	(12,530)	(12,530)

DKK	26,987,000	USD	4,858,329	Citibank N.A.	11/13/2014	-	(278,200)	(278,200)
EUR	18,277,000	USD	23,787,528	Bank of America, N.A.	11/20/2014	-	(695,186)	(695,186)
EUR	22,556,000	USD	29,763,533	Barclays Bank PLC Wholesale	11/20/2014	-	(1,264,826)	(1,264,826)
EUR	8,843,000	USD	11,514,117	BNP Paribas SA	11/20/2014	-	(341,299)	(341,299)
EUR	6,492,000	USD	8,629,400	Citibank N.A.	11/20/2014	-	(426,988)	(426,988)
EUR	37,015,000	USD	47,896,522	Deutsche Bank AG London	11/20/2014	-	(1,129,380)	(1,129,380)
EUR	8,955,000	USD	11,287,022	Goldman Sachs Capital Markets LP	11/20/2014	27,304	-	27,304
EUR	4,591,000	USD	6,130,530	JPMorgan Chase Bank N.A.	11/20/2014	-	(329,964)	(329,964)
GBP	3,187,000	USD	5,212,144	Bank of America, N.A.	10/2/2014	-	(45,538)	(45,538)
GBP	4,283,000	USD	6,997,557	JPMorgan Chase Bank N.A.	10/2/2014	-	(54,171)	(54,171)
INR	1,286,873,347	USD	21,153,503	Deutsche Bank AG London	10/15/2014	-	(370,881)	(370,881)
INR	86,668,560	USD	1,412,000	UBS AG	10/15/2014	-	(12,329)	(12,329)
INR	792,809,257	USD	12,694,698	Citibank N.A.	1/20/2015	-	(150,133)	(150,133)
JPY	980,700,000	USD	9,173,625	Deutsche Bank AG London	10/2/2014	-	(231,752)	(231,752)
JPY	9,958,856,810	USD	95,667,630	Goldman Sachs Capital Markets LP	10/2/2014	-	(4,864,286)	(4,864,286)
JPY	2,029,400,000	USD	19,223,317	HSBC Bank USA	10/2/2014	-	(719,556)	(719,556)
JPY	4,546,500,000	USD	42,610,433	JPMorgan Chase Bank N.A.	10/2/2014	-	(1,156,136)	(1,156,136)
JPY	2,095,800,000	USD	19,104,831	Barclays Bank PLC Wholesale	11/4/2014	8,764	-	8,764
JPY	9,048,650,518	USD	83,149,402	JPMorgan Chase Bank N.A.	11/4/2014	-	(626,144)	(626,144)
MXN	38,509,799	USD	2,877,000	BNP Paribas SA	12/18/2014	-	(23,662)	(23,662)
MXN	2,308,858	USD	173,000	Citibank N.A.	12/18/2014	-	(1,928)	(1,928)
MXN	77,672,100	USD	5,805,000	Goldman Sachs Capital Markets LP	12/18/2014	-	(49,978)	(49,978)
MXN	1,495,558	USD	112,000	HSBC Bank USA	12/18/2014	-	(1,188)	(1,188)
MXN	11,724,000	USD	896,941	JPMorgan Chase Bank N.A.	12/18/2014	-	(28,265)	(28,265)
MYR	21,871,850	USD	6,876,000	Barclays Capital	10/15/2014	-	(214,544)	(214,544)
MYR	3,263,488	USD	1,024,000	Credit Suisse International	10/15/2014	-	(30,047)	(30,047)
MYR	13,831,337	USD	4,312,634	HSBC Bank USA	10/15/2014	-	(100,057)	(100,057)
MYR	30,907,729	USD	9,777,000	JPMorgan Chase Bank	10/15/2014	-	(363,508)	(363,508)
MYR	69,874,406	USD	21,358,522	UBS AG	1/20/2015	-	(208,814)	(208,814)
NZD	22,757,000	USD	17,987,171	Barclays Bank PLC Wholesale	10/2/2014	-	(221,922)	(221,922)
SEK	23,758,000	USD	3,435,228	Barclays Bank PLC Wholesale	11/13/2014	-	(143,271)	(143,271)
USD	1,485,580	AUD	1,657,000	Deutsche Bank AG London	10/2/2014	34,793	-	34,793
USD	1,546,543	AUD	1,658,000	Goldman Sachs Capital Markets LP	10/2/2014	94,880	-	94,880
USD	53,636,203	AUD	58,782,664	JPMorgan Chase Bank N.A.	10/2/2014	2,169,032	-	2,169,032
USD	38,092,731	AUD	43,003,664	Bank of America, N.A.	11/4/2014	528,703	-	528,703
USD	2,439,083	AUD	2,778,000	Goldman Sachs Capital Markets LP	11/4/2014	12,478	-	12,478
USD	4,423,831	BRL	10,189,852	Bank of America, N.A.	10/2/2014	260,884	-	260,884
USD	7,979,850	BRL	19,039,247	BNP Paribas SA	10/2/2014	201,585	-	201,585
USD	13,770,759	BRL	31,854,121	Citibank N.A.	10/2/2014	757,127	-	757,127
USD	6,719,159	BRL	15,974,579	Credit Suisse International	10/2/2014	192,929	-	192,929

USD	4,040,668	BRL	9,903,677	Deutsche Bank AG London	10/2/2014	-	(5,365)	(5,365)
USD	5,756,286	BRL	13,333,707	Goldman Sachs Capital Markets LP	10/2/2014	308,954	-	308,954
USD	40,976	BRL	100,432	HSBC Bank USA	10/2/2014	-	(54)	(54)
USD	6,819,854	BRL	16,536,495	JPMorgan Chase Bank	10/2/2014	64,060	-	64,060
USD	1,675,240	BRL	4,106,014	Royal Bank of Canada	10/2/2014	-	(2,224)	(2,224)
USD	11,430,531	BRL	26,928,126	UBS AG	10/2/2014	429,356	-	429,356
USD	1,951,000	BRL	4,767,659	Goldman Sachs Capital Markets LP	11/4/2014	20,263	-	20,263
USD	14,477,324	BRL	34,226,444	Citibank N.A.	1/5/2015	843,681	-	843,681
USD	6,946,000	BRL	16,371,118	Credit Suisse International	1/5/2015	424,786	-	424,786
USD	5,388,354	BRL	13,025,808	HSBC Bank USA	1/5/2015	199,699	-	199,699
USD	38,449,428	BRL	90,196,688	JPMorgan Chase Bank	1/5/2015	2,520,791	-	2,520,791
USD	3,317,000	BRL	7,703,401	UBS AG	1/5/2015	248,454	-	248,454
USD	3,285,096	BRL	7,950,589	Barclays Capital	4/2/2015	189,253	-	189,253
USD	11,401,820	BRL	30,200,000	Goldman Sachs Capital Markets LP	10/2/2015	202,324	-	202,324
USD	5,237,227	BRL	13,500,000	UBS AG	10/2/2015	230,830	-	230,830
USD	4,620,511	CAD	5,022,269	Barclays Bank PLC Wholesale	10/2/2014	136,246	-	136,246
USD	2,875,369	CAD	3,153,000	BNP Paribas SA	10/16/2014	61,047	-	61,047
USD	273,612	CAD	303,000	HSBC Bank USA	10/16/2014	3,158	-	3,158
USD	13,517,404	CAD	14,818,000	JPMorgan Chase Bank N.A.	10/16/2014	291,073	-	291,073
USD	18,876,393	CHF	17,646,000	Barclays Bank PLC Wholesale	11/13/2014	385,593	-	385,593
USD	1,073,262	CHF	970,000	BNP Paribas SA	11/13/2014	56,823	-	56,823
USD	449,645	CHF	407,000	HSBC Bank USA	11/13/2014	23,160	-	23,160
USD	13,545,500	CHF	12,573,000	JPMorgan Chase Bank N.A.	11/13/2014	370,569	-	370,569
USD	9,295,736	CHF	8,398,000	UBS AG	11/13/2014	495,682	-	495,682
USD	8,482,831	CNY	52,576,587	UBS AG	10/15/2014	-	(74,857)	(74,857)
USD	68,166,571	EUR	50,877,000	Bank of America, N.A.	11/20/2014	3,885,283	-	3,885,283
USD	18,118,563	EUR	13,985,000	Barclays Bank PLC Wholesale	11/20/2014	449,011	-	449,011
USD	54,044,456	EUR	41,680,000	BNP Paribas SA	11/20/2014	1,383,252	-	1,383,252
USD	87,800,888	EUR	67,071,000	Citibank N.A.	11/20/2014	3,059,054	-	3,059,054
USD	3,503,882	EUR	2,706,798	Goldman Sachs Capital Markets LP	11/20/2014	83,939	-	83,939
USD	15,102,795	EUR	11,453,000	HSBC Bank USA	11/20/2014	632,334	-	632,334
USD	1,209,356	EUR	934,000	JPMorgan Chase Bank N.A.	11/20/2014	29,280	-	29,280
USD	8,124,200	GBP	4,900,000	Bank of America, N.A.	10/2/2014	180,564	-	180,564
USD	1,185,798	GBP	720,000	Citibank N.A.	10/2/2014	18,570	-	18,570
USD	2,323,421	GBP	1,431,000	HSBC Bank USA	10/2/2014	3,555	-	3,555
USD	689,995	GBP	419,000	JPMorgan Chase Bank N.A.	10/2/2014	10,733	-	10,733
USD	5,210,745	GBP	3,187,000	Bank of America, N.A.	11/4/2014	45,620	-	45,620
USD	5,200,438	GBP	3,190,000	Goldman Sachs Capital Markets LP	11/4/2014	30,451	-	30,451
USD	2,587,423	GBP	1,586,000	JPMorgan Chase Bank N.A.	11/4/2014	17,016	-	17,016
USD	3,215,000	INR	196,179,300	Barclays Capital	10/15/2014	46,763	-	46,763

USD	12,901,697	INR	792,809,257	Citibank N.A.	10/15/2014	98,063	-	98,063
USD	6,280,332	INR	384,553,350	JPMorgan Chase Bank	10/15/2014	69,909	-	69,909
USD	20,390,859	JPY	2,189,600,000	BNP Paribas SA	10/2/2014	426,419	-	426,419
USD	57,474,863	JPY	6,170,400,000	Deutsche Bank AG London	10/2/2014	1,214,093	-	1,214,093
USD	983,000	JPY	106,806,292	Goldman Sachs Capital Markets LP	10/2/2014	9,156	-	9,156
USD	83,129,541	JPY	9,048,650,518	JPMorgan Chase Bank N.A.	10/2/2014	625,319	-	625,319
USD	5,041,397	JPY	549,300,000	BNP Paribas SA	11/4/2014	31,807	-	31,807
USD	8,324,063	MXN	109,494,728	BNP Paribas SA	10/22/2014	181,602	-	181,602
USD	2,568,838	MXN	33,751,969	Goldman Sachs Capital Markets LP	10/22/2014	58,909	-	58,909
USD	5,932,482	MXN	77,946,887	Royal Bank of Canada	12/11/2014	154,684	-	154,684
USD	1,536,000	MXN	20,118,907	Bank of America, N.A.	12/18/2014	45,313	-	45,313
USD	265,833	MXN	3,585,000	Barclays Bank PLC Wholesale	12/18/2014	207	-	207
USD	23,912,227	MXN	318,265,351	BNP Paribas SA	12/18/2014	330,734	-	330,734
USD	3,143,208	MXN	41,330,044	Deutsche Bank AG London	12/18/2014	80,908	-	80,908
USD	3,085,000	MXN	40,699,222	Goldman Sachs Capital Markets LP	12/18/2014	69,439	-	69,439
USD	531,000	MXN	7,012,067	JPMorgan Chase Bank N.A.	12/18/2014	11,449	-	11,449
USD	2,828,000	MXN	37,740,226	UBS AG	12/18/2014	31,683	-	31,683
USD	1,620,691	MXN	21,415,000	Royal Bank of Canada	2/5/2015	39,124	-	39,124
USD	21,489,899	MYR	69,874,406	UBS AG	10/15/2014	208,421	-	208,421
USD	18,911,675	NZD	22,757,000	Barclays Bank PLC Wholesale	10/2/2014	1,146,425	-	1,146,425
USD	17,928,950	NZD	22,757,000	Barclays Bank PLC Wholesale	11/4/2014	222,120	-	222,120
USD	475,000	SEK	3,373,358	Citibank N.A.	11/13/2014	7,581	-	7,581
USD	1,161,000	ZAR	12,380,904	Goldman Sachs Capital Markets LP	10/15/2014	65,964	-	65,964
USD	992,000	ZAR	10,793,456	HSBC Bank USA	10/15/2014	37,369	-	37,369
USD	5,078,816	ZAR	54,712,052	JPMorgan Chase Bank N.A.	10/15/2014	239,779	-	239,779
ZAR	20,984,637	USD	1,949,000	Credit Suisse International	10/15/2014	-	(93,003)	(93,003)
ZAR	32,082,590	USD	2,978,000	Goldman Sachs Capital Markets LP	10/15/2014	-	(140,438)	(140,438)
ZAR	7,850,430	USD	733,000	HSBC Bank USA	10/15/2014	-	(38,665)	(38,665)
ZAR	11,335,300	USD	1,052,000	JPMorgan Chase Bank N.A.	10/15/2014	-	(49,443)	(49,443)
						$27,078,683	($20,443,101)	$6,635,582

High Yield Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at September 30, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
High Yield Trust	CAD	2,322,428	USD	2,114,540	Citibank N.A. London	11/14/2014	-	($42,971)	($42,971)
	USD	2,116,702	EUR	1,580,104	Citibank N.A. London	11/14/2014	$120,389	-	120,389
	USD	2,687,644	EUR	2,008,145	UBS AG London	11/14/2014	150,539	-	150,539
							$270,928	($42,971)	$227,957

International Core Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at September 30, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
International Core Trust	AUD	2,579,470	USD	2,342,419	Bank of America, N.A.	10/31/2014	-	($88,593)	($88,593)
	AUD	1,720,253	USD	1,562,174	State Street Bank and Trust Company	10/31/2014	-	(59,093)	(59,093)
	CHF	1,451,212	USD	1,600,177	Barclays Bank PLC Wholesale	10/31/2014	-	(79,731)	(79,731)
	EUR	716,633	USD	959,328	Bank of America, N.A.	10/31/2014	-	(54,022)	(54,022)
	EUR	743,979	USD	996,065	Bank of New York	10/31/2014	-	(56,214)	(56,214)
	EUR	596,988	USD	799,265	Brown Brothers Harriman & Company	10/31/2014	-	(45,104)	(45,104)
	GBP	5,374,404	USD	8,721,593	Bank of America, N.A.	10/31/2014	-	(11,069)	(11,069)
	GBP	1,767,661	USD	2,874,353	Bank of New York	10/31/2014	-	(9,430)	(9,430)
	JPY	347,642,074	USD	3,385,965	Bank of America, N.A.	10/31/2014	-	(215,574)	(215,574)
	JPY	630,937,477	USD	6,143,530	Bank of New York	10/31/2014	-	(389,572)	(389,572)
	JPY	137,042,197	USD	1,334,764	Barclays Bank PLC Wholesale	10/31/2014	-	(84,980)	(84,980)
	JPY	771,133,769	USD	7,510,068	Brown Brothers Harriman & Company	10/31/2014	-	(477,562)	(477,562)
	JPY	417,882,067	USD	4,066,682	Deutsche Bank AG London	10/31/2014	-	(255,724)	(255,724)
	JPY	517,721,531	USD	5,041,855	JPMorgan Chase Bank	10/31/2014	-	(320,392)	(320,392)
	JPY	171,951,652	USD	1,674,373	Morgan Stanley and Company International PLC	10/31/2014	-	(106,226)	(106,226)
	JPY	285,494,248	USD	2,780,942	State Street Bank and Trust Company	10/31/2014	-	(177,321)	(177,321)
	NOK	7,275,870	USD	1,178,040	Bank of America, N.A.	10/31/2014	-	(46,693)	(46,693)
	NOK	6,236,459	USD	1,010,202	Barclays Bank PLC Wholesale	10/31/2014	-	(40,476)	(40,476)
	NOK	7,275,870	USD	1,181,651	State Street Bank and Trust Company	10/31/2014	-	(50,304)	(50,304)
	SGD	2,331,133	USD	1,867,986	Bank of New York	10/31/2014	-	(40,650)	(40,650)
	SGD	4,201,544	USD	3,365,705	Barclays Bank PLC Wholesale	10/31/2014	-	(72,184)	(72,184)
	SGD	957,670	USD	767,762	Brown Brothers Harriman & Company	10/31/2014	-	(17,060)	(17,060)

SGD	1,481,464	USD	1,186,007	Deutsche Bank AG London	10/31/2014	-	(24,712)	(24,712)
SGD	2,899,159	USD	2,323,167	JPMorgan Chase Bank	10/31/2014	-	(50,564)	(50,564)
SGD	3,559,192	USD	2,852,374	Morgan Stanley and Company International PLC	10/31/2014	-	(62,382)	(62,382)
SGD	3,855,554	USD	3,088,985	State Street Bank and Trust Company	10/31/2014	-	(66,681)	(66,681)
USD	2,389,330	AUD	2,579,470	Bank of America, N.A.	10/31/2014	$135,504	-	135,504
USD	3,594,938	AUD	3,882,285	State Street Bank and Trust Company	10/31/2014	202,770	-	202,770
USD	1,037,828	CAD	1,138,677	Bank of America, N.A.	10/31/2014	21,816	-	21,816
USD	857,017	CAD	940,422	Brown Brothers Harriman & Company	10/31/2014	17,903	-	17,903
USD	1,317,519	CAD	1,445,266	Deutsche Bank AG London	10/31/2014	27,946	-	27,946
USD	1,624,340	CHF	1,476,785	Bank of America, N.A.	10/31/2014	77,101	-	77,101
USD	2,342,837	CHF	2,130,493	Barclays Bank PLC Wholesale	10/31/2014	110,703	-	110,703
USD	3,427,861	CHF	3,115,823	JPMorgan Chase Bank	10/31/2014	163,388	-	163,388
USD	959,819	CHF	872,660	Morgan Stanley and Company International PLC	10/31/2014	45,526	-	45,526
USD	4,179,894	CHF	3,800,013	State Street Bank and Trust Company	10/31/2014	198,590	-	198,590
USD	1,217,266	EUR	940,970	Bank of America, N.A.	10/31/2014	28,560	-	28,560
USD	962,300	EUR	743,979	Bank of New York	10/31/2014	22,448	-	22,448
USD	772,126	EUR	596,988	Brown Brothers Harriman & Company	10/31/2014	17,965	-	17,965
USD	9,395,866	GBP	5,577,936	Bank of America, N.A.	10/31/2014	355,469	-	355,469
USD	5,997,287	GBP	3,559,506	Bank of New York	10/31/2014	228,245	-	228,245
USD	3,746,089	GBP	2,223,634	Barclays Bank PLC Wholesale	10/31/2014	142,152	-	142,152
USD	1,538,717	GBP	913,310	Brown Brothers Harriman & Company	10/31/2014	58,477	-	58,477
USD	3,819,028	GBP	2,266,687	Deutsche Bank AG London	10/31/2014	145,312	-	145,312
USD	6,050,409	GBP	3,590,846	Morgan Stanley and Company International PLC	10/31/2014	230,573	-	230,573
USD	3,881,923	JPY	416,607,997	Bank of New York	10/31/2014	82,585	-	82,585
USD	1,610,071	JPY	171,951,652	Morgan Stanley and Company International PLC	10/31/2014	41,924	-	41,924
USD	3,940,015	NOK	24,956,426	Bank of America, N.A.	10/31/2014	59,465	-	59,465
USD	898,136	NOK	5,756,780	Bank of New York	10/31/2014	2,997	-	2,997
USD	3,220,406	NOK	20,380,747	Barclays Bank PLC Wholesale	10/31/2014	51,342	-	51,342
USD	3,207,284	NOK	20,295,253	State Street Bank and Trust Company	10/31/2014	51,513	-	51,513
USD	1,437,538	NZD	1,702,832	Bank of America, N.A.	10/31/2014	112,066	-	112,066
USD	2,413,161	SEK	16,967,437	Bank of America, N.A.	10/31/2014	62,046	-	62,046
USD	826,340	SEK	5,684,519	Bank of New York	10/31/2014	38,657	-	38,657
USD	1,006,405	SEK	7,168,726	Barclays Bank PLC Wholesale	10/31/2014	13,061	-	13,061
USD	749,685	SEK	5,157,525	Brown Brothers Harriman & Company	10/31/2014	35,026	-	35,026
USD	1,828,894	SEK	12,832,377	Deutsche Bank AG London	10/31/2014	50,759	-	50,759
USD	4,969,722	SEK	34,811,423	Morgan Stanley and Company International PLC	10/31/2014	146,032	-	146,032
USD	1,007,053	SEK	7,168,725	State Street Bank and Trust Company	10/31/2014	13,706	-	13,706
						$2,991,627	($2,902,313)	$89,314

Investment Quality Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currencies. The following table summarizes the contracts held at September 30, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Investment Quality Bond Trust	JPY	31,072,000	USD	291,568	JPMorgan Chase Bank N.A.	12/17/2014	-	($8,059)	($8,059)
	RSD	20,000,000	USD	201,552	Citibank N.A.	9/18/2015	-	(1,666)	(1,666)
	USD	4,357,566	EUR	3,405,000	JPMorgan Chase Bank N.A.	10/31/2014	$56,108	-	56,108
	USD	318,447	EUR	252,000	Barclays Bank PLC Wholesale	12/17/2014	-	(11)	(11)
	USD	1,030,653	EUR	796,000	Deutsche Bank AG London	12/17/2014	24,731	-	24,731
	USD	219,886	EUR	170,000	Citibank N.A.	9/18/2015	4,305	-	4,305
	USD	1,109,588	GBP	678,000	Citibank N.A.	10/31/2014	10,724	-	10,724
	USD	283,975	JPY	31,072,000	Goldman Sachs International	12/17/2014	466	-	466
							$96,334	($9,736)	$86,598

Mutual Shares Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, and to maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at September 30, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Mutual Shares Trust	CHF	12,574	USD	13,435	Credit Suisse International	2/12/2015	-	($244)	($244)
	CHF	15,973	USD	17,148	Deutsche Bank AG London	2/12/2015	-	(392)	(392)
	EUR	296,164	USD	384,518	Bank of America, N.A.	11/17/2014	-	(10,335)	(10,335)
	EUR	111,307	USD	148,969	Barclays Bank PLC Wholesale	11/17/2014	-	(8,340)	(8,340)
	EUR	99,052	USD	130,241	Credit Suisse International	11/17/2014	-	(5,096)	(5,096)
	EUR	83,240	USD	110,127	Deutsche Bank AG London	11/17/2014	-	(4,959)	(4,959)
	EUR	119,519	USD	158,069	HSBC Bank PLC	11/17/2014	-	(7,064)	(7,064)
	EUR	200,149	USD	262,672	State Street Bank and Trust Company	11/17/2014	-	(9,797)	(9,797)
	GBP	135,433	USD	225,685	Bank of America, N.A.	2/19/2015	-	(6,435)	(6,435)
	GBP	163,316	USD	264,298	Barclays Bank PLC Wholesale	2/19/2015	$92	-	92
	GBP	108,114	USD	174,993	Credit Suisse International	2/19/2015	31	-	31
	GBP	656,299	USD	1,069,376	Deutsche Bank AG London	2/19/2015	-	(6,902)	(6,902)
	GBP	168,426	USD	273,556	HSBC Bank PLC	2/19/2015	-	(894)	(894)

GBP	832,225	USD	1,359,484	State Street Bank and Trust Company	2/19/2015	-	(12,207)	(12,207)
KRW	51,911,728	USD	48,872	HSBC Bank PLC	2/12/2015	250	-	250
USD	1,654,228	CHF	1,493,315	Bank of America, N.A.	2/12/2015	87,650	-	87,650
USD	21,035	CHF	18,964	Credit Suisse International	2/12/2015	1,140	-	1,140
USD	52,860	CHF	48,261	Deutsche Bank AG London	2/12/2015	2,231	-	2,231
USD	6,843,306	EUR	4,992,091	Bank of America, N.A.	11/17/2014	536,120	-	536,120
USD	8,260,405	EUR	6,021,983	Barclays Bank PLC Wholesale	11/17/2014	652,018	-	652,018
USD	288,992	EUR	211,615	Deutsche Bank AG London	11/17/2014	21,630	-	21,630
USD	4,145,544	EUR	3,036,073	HSBC Bank PLC	11/17/2014	309,660	-	309,660
USD	76,174	EUR	55,961	State Street Bank and Trust Company	11/17/2014	5,471	-	5,471
USD	3,789,872	EUR	2,786,139	Bank of America, N.A.	1/20/2015	268,030	-	268,030
USD	85,289	EUR	65,355	Credit Suisse International	1/20/2015	2,674	-	2,674
USD	217,804	EUR	166,385	Deutsche Bank AG London	1/20/2015	7,486	-	7,486
USD	238,864	EUR	182,806	HSBC Bank PLC	1/20/2015	7,787	-	7,787
USD	304,453	EUR	232,634	State Street Bank and Trust Company	1/20/2015	10,390	-	10,390
USD	16,018,347	GBP	9,614,277	Bank of America, N.A.	2/19/2015	453,931	-	453,931
USD	16,022,191	GBP	9,614,276	Credit Suisse International	2/19/2015	457,777	-	457,777
USD	16,062,694	GBP	9,638,002	State Street Bank and Trust Company	2/19/2015	459,871	-	459,871
USD	1,760,803	KRW	1,822,200,391	Bank of America, N.A.	2/12/2015	36,520	-	36,520
USD	3,019,145	KRW	3,127,151,608	Credit Suisse International	2/12/2015	60,034	-	60,034
USD	2,915,374	KRW	3,001,703,844	HSBC Bank PLC	2/12/2015	74,967	-	74,967
						$3,455,760	($72,665)	$3,383,095

New Income Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currencies. The following table summarizes the contracts held at September 30, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
New Income Trust	BRL	4,065,000	USD	1,737,291	Morgan Stanley & Company International	12/2/2014	-	($104,006)	($104,006)
	EUR	3,040,000	USD	3,926,783	Deutsche Bank AG London	10/9/2014	-	(86,944)	(86,944)
	EUR	3,315,000	USD	4,428,973	Goldman Sachs International	10/9/2014	-	(241,779)	(241,779)
	GBP	2,465,000	USD	3,994,113	Deutsche Bank AG London	11/18/2014	$377	-	377
	HKD	152,350,000	USD	19,657,862	Standard Chartered Bank	11/12/2014	-	(38,883)	(38,883)
	HKD	77,705,000	USD	10,027,487	Standard Chartered Bank	11/28/2014	-	(21,176)	(21,176)
	JPY	433,690,000	USD	4,064,688	Standard Chartered Bank	11/4/2014	-	(109,455)	(109,455)

	MXN	193,725,000	USD	14,626,495	Royal Bank of Scotland PLC	11/14/2014	-	(241,718)	(241,718)
	PLN	13,640,000	USD	4,261,421	Deutsche Bank AG London	12/5/2014	-	(154,244)	(154,244)
	USD	6,286,882	AUD	7,005,000	Standard Chartered Bank	12/18/2014	187,224	-	187,224
	USD	7,021,486	BRL	16,405,000	Royal Bank of Scotland PLC	12/2/2014	430,088	-	430,088
	USD	4,310,241	CAD	4,670,000	Goldman Sachs International	10/29/2014	143,127	-	143,127
	USD	14,770,795	EUR	10,860,000	Goldman Sachs International	10/9/2014	1,053,473	-	1,053,473
	USD	4,835,992	EUR	3,610,000	State Street Bank London	11/3/2014	275,477	-	275,477
	USD	4,412,060	EUR	3,355,000	Goldman Sachs International	12/5/2014	172,653	-	172,653
	USD	8,469,884	GBP	5,080,000	Deutsche Bank AG London	11/18/2014	237,831	-	237,831
	USD	12,844,732	HKD	99,545,000	Standard Chartered Bank	11/12/2014	25,754	-	25,754
	USD	8,564,857	JPY	880,630,000	State Street Bank London	11/4/2014	533,553	-	533,553
	USD	4,395,982	MXN	58,245,000	Royal Bank of Scotland PLC	11/14/2014	71,081	-	71,081
	USD	4,160,484	NZD	5,030,000	Bank of America, N.A.	11/28/2014	256,013	-	256,013
	USD	1,588,660	ZAR	17,920,000	Barclays Bank PLC Wholesale	12/22/2014	22,039	-	22,039
	USD	7,473,197	ZAR	83,245,000	State Street Bank London	12/22/2014	195,667	-	195,667
							$3,604,357	($998,205)	$2,606,152

Real Return Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at September 30, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Real Return Bond Trust	BRL	338,100	USD	137,944	BNP Paribas SA	10/2/2014	$183	-	$183
	BRL	1,473,095	USD	601,018	Deutsche Bank AG London	10/2/2014	798	-	798
	BRL	384,370	USD	156,822	Goldman Sachs Capital Markets LP	10/2/2014	208	-	208
	BRL	3,069,157	USD	1,342,985	UBS AG	10/2/2014	-	($89,117)	(89,117)
	BRL	873,592	USD	368,449	UBS AG	11/4/2014	-	(14,674)	(14,674)
	EUR	14,000	USD	18,126	Bank of America, N.A.	10/2/2014	-	(443)	(443)
	EUR	35,000	USD	45,225	Citibank N.A.	10/2/2014	-	(1,018)	(1,018)
	EUR	13,239,000	USD	16,932,681	UBS AG	10/2/2014	-	(211,156)	(211,156)
	EUR	181,000	USD	230,428	Credit Suisse International	11/4/2014	-	(1,769)	(1,769)
	GBP	399,000	USD	653,244	Barclays Bank PLC Wholesale	12/11/2014	-	(6,804)	(6,804)
	GBP	222,000	USD	363,879	Citibank N.A.	12/11/2014	-	(4,206)	(4,206)
	INR	28,901,940	USD	477,000	Barclays Capital	10/15/2014	-	(10,243)	(10,243)
	INR	6,796,608	USD	112,000	Citibank N.A.	10/15/2014	-	(2,237)	(2,237)

INR	68,729,010	USD	1,129,668	Credit Suisse International	10/15/2014	-	(19,715)	(19,715)
INR	6,055,000	USD	100,000	Deutsche Bank AG London	10/15/2014	-	(2,214)	(2,214)
INR	110,482,558	USD	1,770,999	Citibank N.A.	1/20/2015	-	(22,842)	(22,842)
JPY	193,900,000	USD	1,781,350	JPMorgan Chase Bank N.A.	10/2/2014	-	(13,400)	(13,400)
MXN	3,102,000	USD	236,208	BNP Paribas SA	12/18/2014	-	(6,369)	(6,369)
MXN	2,004,341	USD	151,790	BNP Paribas SA	2/5/2015	-	(3,763)	(3,763)
MYR	191,208	USD	60,000	Barclays Capital	10/15/2014	-	(1,764)	(1,764)
MYR	1,307,320	USD	407,684	Credit Suisse International	10/15/2014	-	(9,517)	(9,517)
MYR	350,658	USD	110,000	JPMorgan Chase Bank	10/15/2014	-	(3,201)	(3,201)
MYR	1,849,186	USD	570,033	UBS AG	1/20/2015	-	(10,318)	(10,318)
PLN	572,286	USD	185,341	Barclays Capital	10/30/2014	-	(12,729)	(12,729)
USD	745,933	AUD	800,000	HSBC Bank USA	10/2/2014	45,493	-	45,493
USD	150,000	BRL	338,100	BNP Paribas SA	10/2/2014	11,873	-	11,873
USD	655,000	BRL	1,473,095	Deutsche Bank AG London	10/2/2014	53,185	-	53,185
USD	170,000	BRL	384,370	Goldman Sachs Capital Markets LP	10/2/2014	12,970	-	12,970
USD	1,267,524	BRL	3,069,157	UBS AG	10/2/2014	13,657	-	13,657
USD	17,540,054	EUR	13,288,000	Goldman Sachs Capital Markets LP	10/2/2014	756,639	-	756,639
USD	316,208	EUR	248,000	Deutsche Bank AG London	11/4/2014	2,907	-	2,907
USD	16,936,189	EUR	13,239,000	UBS AG	11/4/2014	211,228	-	211,228
USD	3,231,615	GBP	2,001,000	Bank of America, N.A.	12/11/2014	-	(10,304)	(10,304)
USD	1,799,390	INR	110,482,558	Citibank N.A.	10/15/2014	15,130	-	15,130
USD	1,837,683	JPY	191,300,000	Goldman Sachs Capital Markets LP	10/2/2014	93,438	-	93,438
USD	24,940	JPY	2,600,000	HSBC Bank USA	10/2/2014	1,233	-	1,233
USD	1,781,776	JPY	193,900,000	JPMorgan Chase Bank N.A.	11/4/2014	13,417	-	13,417
USD	2,326,938	MXN	30,705,112	BNP Paribas SA	12/11/2014	50,927	-	50,927
USD	360,000	MXN	4,773,060	Bank of America, N.A.	12/18/2014	6,346	-	6,346
USD	85,118	MXN	1,134,000	Barclays Bank PLC Wholesale	12/18/2014	1,096	-	1,096
USD	1,565,581	MXN	20,724,282	BNP Paribas SA	12/18/2014	30,040	-	30,040
USD	2,997	MXN	40,000	Citibank N.A.	12/18/2014	33	-	33
USD	340,000	MXN	4,456,720	UBS AG	12/18/2014	9,785	-	9,785
USD	898,709	MXN	11,820,719	BNP Paribas SA	1/8/2015	24,015	-	24,015
USD	120,000	MYR	392,880	Credit Suisse International	10/15/2014	342	-	342
USD	130,000	MYR	425,945	Goldman Sachs Capital Markets LP	10/15/2014	271	-	271
USD	573,622	MYR	1,849,186	UBS AG	10/15/2014	10,420	-	10,420
USD	311,927	NZD	373,000	HSBC Bank USA	10/2/2014	20,744	-	20,744
						$1,386,378	($457,803)	$928,575

Strategic Income Opportunities Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, and enhance potential gain/income. The following table summarizes the contracts held at September 30, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Strategic Income Opportunities Trust	AUD	8,625,468	GBP	4,720,000	Citibank N.A.	10/1/2014	-	($99,798)	($99,798)
	AUD	24,912,630	GBP	13,900,000	JPMorgan Chase Bank N.A.	10/1/2014	-	(721,730)	(721,730)
	AUD	10,139,826	NZD	11,067,494	Australia and New Zealand Banking Group	10/1/2014	$238,088	-	238,088
	AUD	4,580,000	NZD	4,991,467	Canadian Imperial Bank of Commerce	10/1/2014	113,431	-	113,431
	AUD	2,509,573	NZD	2,750,000	Deutsche Bank AG London	10/1/2014	50,470	-	50,470
	AUD	4,390,000	NZD	4,785,320	JPMorgan Chase Bank N.A.	10/1/2014	108,006	-	108,006
	AUD	20,679,113	NZD	22,804,761	State Street Bank and Trust Company	10/1/2014	303,067	-	303,067
	AUD	2,520,000	NZD	2,688,008	UBS AG	10/1/2014	107,993	-	107,993
	AUD	34,742,570	USD	30,820,134	Barclays Bank PLC Wholesale	10/1/2014	-	(401,271)	(401,271)
	AUD	13,305,000	USD	12,512,820	Citibank N.A.	10/1/2014	-	(863,625)	(863,625)
	AUD	13,305,000	USD	12,511,423	Deutsche Bank AG London	10/1/2014	-	(862,228)	(862,228)
	CAD	2,498,688	GBP	1,350,000	Bank of Nova Scotia	10/1/2014	42,518	-	42,518
	CAD	20,449,632	GBP	11,130,000	Royal Bank of Canada	10/1/2014	216,013	-	216,013
	CAD	2,500,000	MXN	30,273,750	Bank of Nova Scotia	10/1/2014	-	(21,862)	(21,862)
	CAD	4,560,000	MXN	55,116,720	Toronto Dominion Bank	10/1/2014	-	(32,237)	(32,237)
	CAD	5,199,070	NZD	6,000,000	Royal Bank of Canada	12/10/2014	-	(17,254)	(17,254)
	CAD	2,870,000	SGD	3,273,723	Australia and New Zealand Banking Group	10/1/2014	-	(3,603)	(3,603)
	CAD	4,900,000	SGD	5,598,348	Bank of Nova Scotia	10/1/2014	-	(13,257)	(13,257)
	CAD	4,270,000	SGD	4,888,416	Barclays Bank PLC Wholesale	10/1/2014	-	(19,277)	(19,277)
	CAD	3,525,000	SGD	4,065,802	Deutsche Bank AG London	10/1/2014	-	(39,653)	(39,653)
	CAD	4,880,000	SGD	5,616,508	HSBC Bank USA	10/1/2014	-	(45,349)	(45,349)
	CAD	6,000,000	SGD	6,877,320	Royal Bank of Canada	10/1/2014	-	(33,635)	(33,635)
	CAD	2,440,000	SGD	2,813,808	Standard Chartered Bank	10/1/2014	-	(27,029)	(27,029)
	CAD	7,256,172	USD	6,630,000	Bank of Montreal	10/1/2014	-	(150,987)	(150,987)
	CAD	3,724,128	USD	3,417,141	Bank of Nova Scotia	10/1/2014	-	(91,878)	(91,878)
	CAD	4,855,371	USD	4,435,000	Canadian Imperial Bank of Commerce	10/1/2014	-	(99,653)	(99,653)
	CAD	4,869,235	USD	4,430,000	Deutsche Bank AG London	10/1/2014	-	(82,275)	(82,275)
	CAD	4,869,248	USD	4,425,000	J. Aron & Company	10/1/2014	-	(77,264)	(77,264)
	CAD	5,932,097	USD	5,400,000	Royal Bank of Canada	10/1/2014	-	(103,248)	(103,248)
	CAD	2,853,760	USD	2,600,000	State Street Bank and Trust Company	10/1/2014	-	(51,886)	(51,886)
	CAD	77,212,208	USD	69,694,927	Toronto Dominion Bank	10/1/2014	-	(752,377)	(752,377)
	CAD	7,632,191	USD	6,816,250	Toronto Dominion Bank	12/10/2014	-	(12,568)	(12,568)
	EUR	4,425,000	GBP	3,498,140	J. Aron & Company	10/1/2014	-	(82,012)	(82,012)

EUR	4,985,000	GBP	3,954,949	JPMorgan Chase Bank N.A.	10/1/2014	-	(115,260)	(115,260)
EUR	585,000	USD	787,936	Bank of Montreal	10/1/2014	-	(49,052)	(49,052)
EUR	4,430,000	USD	5,921,492	J. Aron & Company	10/1/2014	-	(326,179)	(326,179)
EUR	4,430,000	USD	5,922,467	JPMorgan Chase Bank N.A.	10/1/2014	-	(327,153)	(327,153)
GBP	2,205,000	AUD	3,998,657	Citibank N.A.	10/1/2014	73,611	-	73,611
GBP	8,865,000	AUD	15,967,617	JPMorgan Chase Bank N.A.	10/1/2014	391,047	-	391,047
GBP	3,510,662	EUR	4,425,000	J. Aron & Company	10/1/2014	102,313	-	102,313
GBP	3,978,030	EUR	4,985,000	JPMorgan Chase Bank N.A.	10/1/2014	152,677	-	152,677
GBP	1,905,213	USD	3,115,594	Deutsche Bank AG London	10/1/2014	-	(26,958)	(26,958)
GBP	18,089,184	USD	30,936,123	JPMorgan Chase Bank N.A.	10/1/2014	-	(1,610,839)	(1,610,839)
MXN	55,492,920	CAD	4,560,000	Toronto Dominion Bank	10/1/2014	60,248	-	60,248
MXN	29,897,550	USD	2,290,418	Bank of Nova Scotia	10/1/2014	-	(64,325)	(64,325)
NOK	62,119,715	USD	9,726,723	Standard Chartered Bank	10/1/2014	-	(57,908)	(57,908)
NZD	2,280,000	AUD	2,053,406	Australia and New Zealand Banking Group	10/1/2014	-	(17,978)	(17,978)
NZD	4,722,323	AUD	4,390,000	JPMorgan Chase Bank N.A.	10/1/2014	-	(157,184)	(157,184)
NZD	9,671,287	AUD	8,796,972	State Street Bank and Trust Company	10/1/2014	-	(152,302)	(152,302)
NZD	32,413,440	USD	26,837,519	Bank of Nova Scotia	10/1/2014	-	(1,533,971)	(1,533,971)
SEK	70,142,955	USD	9,769,214	Citibank N.A.	10/1/2014	-	(48,738)	(48,738)
SGD	5,339,037	EUR	3,300,000	Citibank N.A.	12/10/2014	15,055	-	15,055
SGD	11,682,139	EUR	7,225,000	Standard Chartered Bank	12/10/2014	27,381	-	27,381
SGD	33,309,925	USD	26,280,020	Bank of Montreal	10/1/2014	-	(168,924)	(168,924)
SGD	4,677,198	USD	3,695,000	HSBC Bank USA	10/1/2014	-	(28,623)	(28,623)
SGD	1,450,570	USD	1,140,000	Bank of Nova Scotia	12/10/2014	-	(2,940)	(2,940)
SGD	1,396,692	USD	1,100,000	HSBC Bank USA	12/10/2014	-	(5,173)	(5,173)
SGD	624,236	USD	490,000	State Street Bank and Trust Company	12/10/2014	-	(680)	(680)
USD	95,113,305	AUD	101,576,083	Barclays Bank PLC Wholesale	10/1/2014	6,178,349	-	6,178,349
USD	1,745,095	AUD	1,876,446	State Street Bank and Trust Company	10/1/2014	102,172	-	102,172
USD	976,238	AUD	1,050,000	Toronto Dominion Bank	10/1/2014	56,910	-	56,910
USD	30,663,966	AUD	34,742,570	Barclays Bank PLC Wholesale	12/10/2014	394,200	-	394,200
USD	6,630,000	CAD	7,240,211	Bank of Montreal	10/1/2014	165,238	-	165,238
USD	4,435,000	CAD	4,845,903	Canadian Imperial Bank of Commerce	10/1/2014	108,108	-	108,108
USD	4,430,000	CAD	4,855,391	Deutsche Bank AG London	10/1/2014	94,637	-	94,637
USD	4,425,000	CAD	4,862,717	J. Aron & Company	10/1/2014	83,095	-	83,095
USD	4,430,000	CAD	4,852,312	Royal Bank of Canada	10/1/2014	97,385	-	97,385
USD	130,428,536	CAD	139,249,004	Toronto Dominion Bank	10/1/2014	6,093,518	-	6,093,518
USD	61,982,617	CAD	68,857,729	Toronto Dominion Bank	12/10/2014	599,697	-	599,697
USD	5,927,473	EUR	4,430,000	J. Aron & Company	10/1/2014	332,159	-	332,159
USD	5,941,206	EUR	4,430,000	JPMorgan Chase Bank N.A.	10/1/2014	345,892	-	345,892
USD	797,121	EUR	585,000	UBS AG	10/1/2014	58,236	-	58,236
USD	4,443,355	EUR	3,500,000	Bank of Nova Scotia	12/10/2014	20,561	-	20,561
USD	3,113,498	GBP	1,905,213	Deutsche Bank AG London	12/10/2014	26,742	-	26,742
USD	10,063,458	NOK	62,119,715	Standard Chartered Bank	10/1/2014	394,644	-	394,644
USD	9,702,037	NOK	62,119,715	Standard Chartered Bank	12/10/2014	56,409	-	56,409
USD	18,058,111	NZD	22,518,314	Bank of Nova Scotia	12/10/2014	599,130	-	599,130
USD	10,314,458	SEK	70,142,955	Citibank N.A.	10/1/2014	593,982	-	593,982
USD	9,766,833	SEK	70,142,955	Citibank N.A.	12/10/2014	48,193	-	48,193
USD	115,184	SGD	143,057	Bank of Montreal	10/1/2014	3,044	-	3,044
USD	3,775,000	SGD	4,710,141	HSBC Bank USA	10/1/2014	82,799	-	82,799
USD	26,274,838	SGD	33,309,925	Bank of Montreal	12/10/2014	164,151	-	164,151
USD	1,220,000	SGD	1,543,507	HSBC Bank USA	12/10/2014	10,089	-	10,089
						$18,711,258	($9,400,143)	$9,311,115

Total Return Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at September 30, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Total Return Trust	BRL	7,733,814	USD	3,290,985	UBS AG	10/2/2014	-	($131,424)	($131,424)
	BRL	840,956	USD	340,000	BNP Paribas SA	11/4/2014	$558	-	558
	BRL	1,340,280	USD	540,000	UBS AG	11/4/2014	2,767	-	2,767
	EUR	209,321,000	USD	266,767,789	Bank of America, N.A.	10/2/2014	-	(2,384,801)	(2,384,801)
	EUR	15,695,000	USD	20,447,463	Barclays Bank PLC Wholesale	10/2/2014	-	(623,886)	(623,886)
	EUR	1,247,000	USD	1,646,262	BNP Paribas SA	10/2/2014	-	(71,238)	(71,238)
	EUR	10,410,000	USD	13,511,478	Citibank N.A.	10/2/2014	-	(363,124)	(363,124)
	EUR	1,767,000	USD	2,329,307	Credit Suisse International	10/2/2014	-	(97,497)	(97,497)
	EUR	5,924,000	USD	7,634,727	Goldman Sachs Capital Markets LP	10/2/2014	-	(152,416)	(152,416)
	EUR	2,388,000	USD	3,108,361	HSBC Bank USA	10/2/2014	-	(92,196)	(92,196)
	EUR	392,000	USD	512,423	Bank of America, N.A.	6/15/2015	-	(16,193)	(16,193)
	EUR	1,845,000	USD	2,461,616	Barclays Bank PLC Wholesale	6/15/2015	-	(126,045)	(126,045)
	EUR	1,767,000	USD	2,368,681	BNP Paribas SA	6/15/2015	-	(131,850)	(131,850)
	EUR	4,350,000	USD	5,754,920	Citibank N.A.	6/15/2015	-	(248,290)	(248,290)
	EUR	1,832,000	USD	2,382,113	Deutsche Bank AG London	6/15/2015	-	(62,999)	(62,999)
	EUR	23,311,000	USD	31,210,084	Goldman Sachs Capital Markets LP	6/15/2015	-	(1,700,879)	(1,700,879)
	EUR	2,805,000	USD	3,750,566	JPMorgan Chase Bank N.A.	6/15/2015	-	(199,739)	(199,739)
	EUR	1,078,000	USD	1,420,713	UBS AG	6/15/2015	-	(56,082)	(56,082)
	EUR	1,241,000	USD	1,676,033	Bank of America, N.A.	6/13/2016	-	(87,566)	(87,566)

EUR	4,463,000	USD	6,032,191	Deutsche Bank AG London	6/13/2016	-	(319,598)	(319,598)
JPY	4,540,389,838	USD	41,712,355	JPMorgan Chase Bank N.A.	10/2/2014	-	(313,770)	(313,770)
MXN	169,654,468	USD	12,682,672	BNP Paribas SA	12/18/2014	-	(112,326)	(112,326)
MXN	16,331,000	USD	1,241,967	Citibank N.A.	12/18/2014	-	(31,941)	(31,941)
MXN	2,596,240	USD	198,351	Goldman Sachs Capital Markets LP	12/18/2014	-	(5,986)	(5,986)
MXN	124,246,070	USD	9,402,964	Royal Bank of Canada	2/5/2015	-	(226,989)	(226,989)
USD	9,768,035	AUD	11,232,000	Goldman Sachs Capital Markets LP	11/4/2014	-	(43,203)	(43,203)
USD	3,383,047	BRL	7,733,814	UBS AG	10/2/2014	223,485	-	223,485
USD	540,000	BRL	1,340,280	BNP Paribas SA	11/4/2014	-	(2,767)	(2,767)
USD	340,000	BRL	840,956	JPMorgan Chase Bank	11/4/2014	-	(558)	(558)
USD	3,261,836	BRL	7,733,814	UBS AG	11/4/2014	129,909	-	129,909
USD	28,420,153	CAD	31,471,000	Goldman Sachs Capital Markets LP	10/16/2014	329,596	-	329,596
USD	471,505	EUR	362,000	Bank of America, N.A.	10/2/2014	14,281	-	14,281
USD	793,196	EUR	602,000	Barclays Bank PLC Wholesale	10/2/2014	32,840	-	32,840
USD	2,242,435	EUR	1,745,000	Citibank N.A.	10/2/2014	38,412	-	38,412
USD	2,375,554	EUR	1,832,000	Deutsche Bank AG London	10/2/2014	61,646	-	61,646
USD	318,293,631	EUR	241,133,000	Goldman Sachs Capital Markets LP	10/2/2014	13,730,481	-	13,730,481
USD	1,417,570	EUR	1,078,000	UBS AG	10/2/2014	56,002	-	56,002
USD	261,022,741	EUR	204,841,000	Bank of America, N.A.	11/4/2014	2,245,032	-	2,245,032
USD	32,829,180	EUR	26,059,000	BNP Paribas SA	11/4/2014	-	(91,418)	(91,418)
USD	17,510,675	EUR	12,879,000	Bank of America, N.A.	6/15/2015	1,207,253	-	1,207,253
USD	9,996,652	EUR	7,358,000	Barclays Bank PLC Wholesale	6/15/2015	682,221	-	682,221
USD	7,933,712	EUR	5,850,000	BNP Paribas SA	6/15/2015	528,244	-	528,244
USD	11,618,133	EUR	8,499,000	Citibank N.A.	6/15/2015	859,319	-	859,319
USD	14,459,122	EUR	10,653,000	Credit Suisse International	6/15/2015	973,577	-	973,577
USD	9,361,569	EUR	7,000,000	Bank of America, N.A.	8/7/2015	492,183	-	492,183
USD	936,551	EUR	700,000	Deutsche Bank AG London	8/7/2015	49,612	-	49,612
USD	42,952,544	EUR	31,406,000	Bank of America, N.A.	6/13/2016	2,753,200	-	2,753,200
USD	15,387,070	EUR	11,238,000	Deutsche Bank AG London	6/13/2016	1,002,550	-	1,002,550
USD	9,724,508	EUR	7,063,000	Bank of America, N.A.	6/27/2016	679,438	-	679,438
USD	10,747,391	EUR	7,816,000	Barclays Bank PLC Wholesale	6/27/2016	738,008	-	738,008
USD	28,793,835	GBP	17,829,000	Bank of America, N.A.	12/11/2014	-	(91,810)	(91,810)
USD	9,371,524	JPY	1,000,800,000	Deutsche Bank AG London	10/2/2014	246,382	-	246,382
USD	32,169,434	JPY	3,348,789,838	Goldman Sachs Capital Markets LP	10/2/2014	1,635,677	-	1,635,677
USD	1,798,049	JPY	190,800,000	JPMorgan Chase Bank N.A.	10/2/2014	58,364	-	58,364
USD	26,833,181	JPY	2,943,600,000	Barclays Bank PLC Wholesale	11/4/2014	-	(12,309)	(12,309)
USD	41,722,321	JPY	4,540,389,838	JPMorgan Chase Bank N.A.	11/4/2014	314,183	-	314,183
USD	18,922,458	JPY	2,023,000,000	Citibank N.A.	12/15/2014	464,766	-	464,766
USD	21,366,259	JPY	2,279,000,000	JPMorgan Chase Bank N.A.	12/15/2014	572,843	-	572,843
USD	17,043,537	JPY	1,818,000,000	UBS AG	12/15/2014	456,249	-	456,249

	USD	551,896	JPY	60,000,000	Bank of America, N.A.	3/10/2015	3,900	-	3,900
	USD	1,865,198	MXN	24,622,105	Goldman Sachs Capital Markets LP	11/13/2014	36,795	-	36,795
	USD	5,246,884	MXN	69,111,475	Goldman Sachs Capital Markets LP	12/11/2014	124,009	-	124,009
	USD	1,129,671	MXN	15,054,000	BNP Paribas SA	12/18/2014	14,263	-	14,263
	USD	5,360,773	MXN	70,893,000	Citibank N.A.	12/18/2014	108,040	-	108,040
	USD	34,307,518	MXN	450,074,437	Deutsche Bank AG London	12/18/2014	959,786	-	959,786
	USD	25,079,037	MXN	332,348,617	BNP Paribas SA	1/22/2015	510,204	-	510,204
	USD	1,181,241	MXN	15,600,654	Goldman Sachs Capital Markets LP	1/22/2015	27,965	-	27,965
	USD	9,099,029	MXN	120,211,817	BNP Paribas SA	2/5/2015	220,996	-	220,996
	USD	18,128,360	MXN	239,520,958	Deutsche Bank AG London	2/5/2015	438,959	-	438,959
	USD	5,891,492	MXN	78,137,686	BNP Paribas SA	2/19/2015	126,357	-	126,357
							$33,150,352	($7,798,900)	$25,351,452

Utilities Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at September 30, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Utilities Trust	EUR	166	USD	224	Barclays Bank PLC Wholesale	10/10/2014	-	($15)	($15)
	EUR	38,178	USD	51,985	Credit Suisse International	10/10/2014	-	(3,762)	(3,762)
	EUR	268,757	USD	339,460	Deutsche Bank AG London	10/10/2014	$11	-	11
	EUR	217,152	USD	280,643	JPMorgan Chase Bank N.A.	10/10/2014	-	(6,355)	(6,355)
	EUR	157,672	USD	208,047	Merrill Lynch International	10/10/2014	-	(8,889)	(8,889)
	EUR	233,623	USD	312,541	UBS AG	10/10/2014	-	(17,449)	(17,449)
	GBP	60,893	USD	100,911	Barclays Bank PLC Wholesale	10/10/2014	-	(2,201)	(2,201)
	GBP	104,940	USD	171,690	Credit Suisse International	10/10/2014	-	(1,579)	(1,579)
	GBP	104,949	USD	170,593	Deutsche Bank AG London	10/10/2014	-	(467)	(467)
	GBP	590,000	USD	989,854	Merrill Lynch International	10/10/2014	-	(33,442)	(33,442)
	USD	23,218	EUR	17,923	Barclays Bank PLC Wholesale	10/10/2014	579	-	579
	USD	11,024	EUR	8,500	Citibank N.A.	10/10/2014	288	-	288
	USD	10,880,083	EUR	7,995,230	Credit Suisse International	10/10/2014	781,204	-	781,204
	USD	7,039,171	EUR	5,178,603	Deutsche Bank AG London	10/10/2014	498,009	-	498,009
	USD	333,252	EUR	247,311	Goldman Sachs International	10/10/2014	20,869	-	20,869
	USD	14,918,873	EUR	10,960,213	JPMorgan Chase Bank N.A.	10/10/2014	1,074,887	-	1,074,887
	USD	93,498	EUR	69,727	Merrill Lynch International	10/10/2014	5,425	-	5,425
	USD	3,852,554	EUR	2,835,225	UBS AG	10/10/2014	271,344	-	271,344
	USD	5,390,432	EUR	4,160,182	Barclays Bank PLC Wholesale	12/18/2014	133,084	-	133,084
	USD	5,678,321	GBP	3,319,654	Credit Suisse International	10/10/2014	297,037	-	297,037
	USD	5,680,342	GBP	3,319,654	Merrill Lynch International	10/10/2014	299,059	-	299,059
							$3,381,796	($74,159)	$3,307,637

AUD	Australian Dollar	KRW	Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malyasian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CNY	Chinese Yuan Renminbi	NZD	New Zealand Dollar
DKK	Danish Krone	PLN	Polish Zloty
EUR	Euro	RSD	Serbian Dinar
GBP	British Pound	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the portfolios’ exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios’ exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a portfolio purchases an option, the premium paid by the portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended September 30, 2014, Global Bond Trust and Real Return Bond Trust used purchased options to manage duration of the portfolio, to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio. Investment Quality Bond Trust used purchased options to manage against anticipated interest rate changes. New Income Trust used purchased options to manage duration of the portfolio and to manage against anticipated interest rate changes. Strategic Income Opportunities Trust used purchased options to manage against anticipated changes in currency exchange rates. At September 30, 2014, New Income Trust held no purchased options.

The following tables summarize the portfolios’ written options activities during the period ended September 30, 2014 and the contracts held at September 30, 2014.

	Number of	Premiums
	Contracts/Notional	Received
Capital Appreciation Value Trust
Outstanding, beginning of period	2,268	$503,254
Options written	4,226	898,781
Option closed	(1,022)	(225,013)
Options exercised	(843)	(166,029)
Options expired	(319)	(62,343)
Outstanding, end of period	4,310	$948,650
Global Bond Trust
Outstanding, beginning of period	203,300,325	$1,595,441
Options written	343,803,644	5,198,069
Option closed	(13,600,000)	(140,106)
Options exercised	(40,201,427)	(767,354)
Options expired	(310,902,271)	(2,113,504)
Outstanding, end of period	182,400,271	$3,772,546
Health Sciences Trust
Outstanding, beginning of period	1,015	$698,384
Options written	827	440,503
Option closed	(165)	(105,396)
Options exercised	(294)	(89,690)
Options expired	(1,155)	(769,751)
Outstanding, end of period	228	$174,050
Real Return Bond Trust
Outstanding, beginning of period	38,200,000	$167,606
Options written	25,870,036	129,915
Option closed	(10,090,000)	(22,712)
Options exercised	(1,600,009)	(7,997)
Options expired	(43,410,023)	(204,610)
Outstanding, end of period	8,970,004	$62,202
Total Return Trust
Outstanding, beginning of period	724,300,271	$3,094,486
Options written	1,053,400,268	5,656,080
Option closed	(28,400,000)	(108,446)
Options exercised	(81,300,086)	(316,666)
Options expired	(1,073,200,357)	(5,106,542)
Outstanding, end of period	594,800,096	$3,218,912

Options on Securities

Capital Appreciation Value Trust
The portfolio used written options to manage against changes in securities.

		Exercise	Expiration	Number of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value
Capital Appreciation Value Trust	CALLS
	Autozone, Inc.	570.00	Jan 2015	1	$2,877	($255)
	Autozone, Inc.	600.00	Jan 2015	1	1,867	(62)
	JPMorgan Chase & Company	60.00	Jan 2015	15	5,280	(3,555)
	JPMorgan Chase & Company	65.00	Jan 2015	15	2,670	(907)
	JPMorgan Chase & Company	70.00	Jan 2015	250	24,267	(3,125)
	JPMorgan Chase & Company	70.00	Jan 2016	45	7,245	(7,245)
	Philip Morris International, Inc.	95.00	Jan 2015	30	7,620	(270)
	Philip Morris International, Inc.	97.50	Jan 2015	81	18,392	(527)
	Texas Instruments, Inc.	48.00	Oct 2014	20	2,800	(1,090)
	Texas Instruments, Inc.	50.00	Oct 2014	20	1,720	(120)
	Texas Instruments, Inc.	50.00	Jan 2015	40	4,888	(3,260)
	The Boeing Company	135.00	Jan 2015	14	10,808	(2,715)
	The Boeing Company	140.00	Jan 2015	14	8,288	(1,343)
	The Procter & Gamble Company	85.00	Jan 2015	191	46,870	(28,172)
	United Technologies Corp.	125.00	Jan 2015	8	3,376	(60)
	United Technologies Corp.	130.00	Jan 2015	8	2,168	(20)
				753	$151,136	($52,726)

Health Sciences Trust
The portfolio used written options to manage against changes in securities.

		Exercise	Expiration	Number of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value
Health Sciences Trust	CALLS
	Gilead Sciences, Inc.	$105.00	Jan 2015	30	$14,975	($27,600)
	Gilead Sciences, Inc.	110.00	Jan 2015	45	15,671	(30,713)
	Intercept Pharmaceuticals, Inc.	330.00	Nov 2014	14	37,055	(6,020)
	Intercept Pharmaceuticals, Inc.	350.00	Nov 2014	10	21,859	(3,500)
	Intermune, Inc.	50.00	Oct 2014	25	8,735	(59,750)
	Intermune, Inc.	55.00	Oct 2014	38	11,324	(71,725)
	Pharmacyclics, Inc.	140.00	Nov 2014	35	15,646	(8,050)
	Puma Biotechnology, Inc.	330.00	Jan 2015	14	31,504	(12,950)
	Puma Biotechnology, Inc.	350.00	Jan 2015	7	12,555	(4,585)
	Vertex Pharmaceuticals, Inc.	105.00	Oct 2014	10	4,726	(9,400)
				228	$174,050	($234,293)

Over the Counter Options on Securities

Capital Appreciation Value Trust
The portfolio used written options to manage against changes in securities.

			Exercise	Expiration	Number of
Fund	Name of Issuer	Counterparty	Price	date	Contracts	Premium	Value
Capital Appreciation Value Trust	CALLS
	Allergan, Inc.	Citigroup Global Markets, Inc.	$170.00	Jan 2015	55	$55,248	($90,474)
	Anadarko Petroleum Corp.	Citigroup Global Markets, Inc.	110.00	Jan 2015	18	7,405	(7,020)
	Anadarko Petroleum Corp.	Citigroup Global Markets, Inc.	115.00	Jan 2015	11	3,138	(3,036)
	Apache Corp.	Morgan Stanley Company, Inc.	90.00	Jan 2015	21	8,429	(14,594)
	Apache Corp.	Morgan Stanley Company, Inc.	92.50	Jan 2015	42	12,975	(23,100)
	Apache Corp.	Morgan Stanley Company, Inc.	95.00	Jan 2015	57	17,475	(24,225)
	Apache Corp.	Morgan Stanley Company, Inc.	97.50	Jan 2015	18	7,380	(5,760)
	Apache Corp.	Morgan Stanley Company, Inc.	100.00	Jan 2015	37	12,469	(8,917)
	Apache Corp.	Morgan Stanley Company, Inc.	105.00	Jan 2015	18	4,230	(2,303)
	CVS Health Corp.	Morgan Stanley Company, Inc.	77.50	Jan 2015	12	3,610	(4,860)
	CVS Health Corp.	Morgan Stanley Company, Inc.	80.00	Jan 2015	12	2,708	(3,138)
	CVS Health Corp.	Morgan Stanley Company, Inc.	90.00	Jan 2016	66	16,687	(16,687)
	CVS Health Corp.	Morgan Stanley Company, Inc.	95.00	Jan 2016	66	10,097	(10,097)
	Danaher Corp.	JPMorgan Clearing Corp.	80.00	Jan 2015	12	5,049	(2,010)
	Danaher Corp.	JPMorgan Clearing Corp.	85.00	Jan 2015	12	2,936	(720)
	Danaher Corp.	JPMorgan Clearing Corp.	90.00	Jan 2015	42	8,694	(840)
	Duke Energy Corp.	Citigroup Global Markets, Inc.	75.00	Jan 2016	126	36,317	(49,140)
	Google, Inc. (Class A and C shares)	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,280.00	Jan 2015	1	7,987	(1,615)
	Google, Inc. (Class A and C shares)	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,330.00	Jan 2015	1	6,095	(840)
	Lowe's Companies, Inc.	Morgan Stanley Company, Inc.	52.50	Oct 2014	9	2,079	(954)
	Lowe's Companies, Inc.	Morgan Stanley Company, Inc.	55.00	Oct 2014	9	1,343	(117)
	Lowe's Companies, Inc.	Morgan Stanley Company, Inc.	52.50	Jan 2015	9	2,681	(2,088)
	Lowe's Companies, Inc.	Morgan Stanley Company, Inc.	55.00	Jan 2015	9	1,900	(1,094)
	Lowe's Companies, Inc.	JPMorgan Clearing Corp.	55.00	Jan 2015	105	23,799	(12,758)
	Lowe's Companies, Inc.	Morgan Stanley Company, Inc.	60.00	Jan 2016	166	32,672	(32,672)
	PepsiCo, Inc.	Morgan Stanley Company, Inc.	100.00	Jan 2016	99	24,860	(33,908)
	PepsiCo, Inc.	Morgan Stanley Company, Inc.	105.00	Jan 2016	57	11,678	(11,678)

PepsiCo, Inc.	Morgan Stanley Company, Inc.	110.00	Jan 2016	57	7,306	(7,306)
Pfizer, Inc.	Citigroup Global Markets, Inc.	32.00	Jan 2015	61	8,989	(1,556)
Pfizer, Inc.	Citigroup Global Markets, Inc.	35.00	Jan 2015	61	3,777	(3)
Qualcomm, Inc.	Citigroup Global Markets, Inc.	90.00	Jan 2016	104	18,096	(19,656)
State Street Corp.	Morgan Stanley Company, Inc.	70.00	Jan 2015	14	6,098	(7,490)
State Street Corp.	Morgan Stanley Company, Inc.	72.50	Jan 2015	14	4,738	(5,285)
TD Ameritrade Holding Corp.	Citigroup Global Markets, Inc.	32.00	Oct 2014	106	12,402	(16,430)
TD Ameritrade Holding Corp.	Citigroup Global Markets, Inc.	32.00	Nov 2014	159	21,041	(30,607)
TD Ameritrade Holding Corp.	Citigroup Global Markets, Inc.	32.00	Jan 2015	397	70,996	(92,303)
TD Ameritrade Holding Corp.	Citigroup Global Markets, Inc.	33.00	Jan 2015	426	68,450	(70,290)
TE Connectivity Ltd.	JPMorgan Clearing Corp.	65.00	Oct 2014	16	2,059	(80)
Texas Instruments, Inc.	Goldman Sachs & Company	50.00	Oct 2014	133	16,122	(798)
Texas Instruments, Inc.	Citigroup Global Markets, Inc.	45.00	Jan 2015	350	70,053	(119,000)
Texas Instruments, Inc.	Citigroup Global Markets, Inc.	50.00	Jan 2015	134	22,427	(10,921)
The Boeing Company	Citigroup Global Markets, Inc.	145.00	Jan 2015	28	13,602	(1,344)
The Boeing Company	Citigroup Global Markets, Inc.	150.00	Jan 2015	27	10,240	(716)
The Boeing Company	Citigroup Global Markets, Inc.	155.00	Jan 2015	27	7,826	(365)
The Procter & Gamble Company	JPMorgan Clearing Corp.	85.00	Jan 2015	67	11,615	(9,883)
Thermo Fisher Scientific	Citigroup Global Markets, Inc.	150.00	Jan 2016	26	9,589	(9,589)
TRW Automotive	JPMorgan Clearing Corp.	90.00	Oct 2014	5	1,841	(5,475)
TRW Automotive	JPMorgan Clearing Corp.	95.00	Oct 2014	5	1,170	(3,400)
United Technologies Corp.	Citigroup Global Markets, Inc.	120.00	Jan 2015	83	32,299	(1,536)
United Technologies Corp.	Citigroup Global Markets, Inc.	125.00	Jan 2015	83	22,511	(623)
United Technologies Corp.	Citigroup Global Markets, Inc.	120.00	Jan 2016	84	24,326	(24,326)
				3,557	797,514	(803,627)

Options on Exchange-Traded Future Contracts

Global Bond Trust
The portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Exercise Rate	Expiration Date	Number of Contracts	Premium	Value
Global Bond Trust	CALLS
	3 Month Euribor Futures	99.50	Dec 2014	107	$70,490	($141,904)
	10 Year US Treasury Notes Futures	126.50	Oct 2014	57	18,639	($4,454)
					$89,129	($146,358)
	PUTS
	3 Month Euribor Futures	99.50	Dec 2014	107	$90,872	-
					$90,872	-

Real Return Bond Trust
The portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Exercise Rate	Expiration Date	Number of Contracts	Premium	Value
Real Return Bond Trust	CALLS
	Euro Bund Futures	150.50	Oct 2014	2	$515	($834)
					$515	($834)
	PUTS
	Euro Bund Futures	146.50	Oct 2014	2	$773	($101)
					$773	($101)

Total Return Trust
The portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Exercise Rate	Expiration Date	Number of Contracts	Premium	Value
Total Return Trust	CALLS
	Euro Bund Futures	151.00	Dec 2014	48	$12,073	($26,680)
					$12,073	($26,680)
	PUTS
	Euro Bund Futures	146.00	Dec 2014	48	$18,723	($6,064)
					$18,723	($6,064)

Foreign Currency Options

Global Bond Trust
The portfolio used written options to manage against anticipated currency exchange rates and to gain exposure to foreign currencies.

Portfolio	Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	CALLS
	Australian Dollar versus U.S. Dollar	Bank of America N.A.	0.83	Nov 2014	AUD	2,200,000	$10,376	($351)
	U.S. Dollar versus Mexican Peso	Bank of America N.A.	13.45	Oct 2014	USD	2,300,000	11,040	(18,140)
	U.S. Dollar versus Brazillian Real	Bank of America N.A.	2.64	Jun 2015	USD	2,800,000	78,120	(132,322)
	U.S. Dollar versus Brazillian Real	BNP Paribas	2.54	Dec 2014	USD	5,600,000	57,652	(140,286)
	U.S. Dollar versus Brazillian Real	BNP Paribas	2.70	May 2015	USD	4,200,000	105,000	(159,965)
	Australian Dollar versus U.S. Dollar	Citibank N.A.	0.83	Nov 2014	AUD	4,100,000	16,121	(653)
	U.S. Dollar versus Brazillian Real	Citibank N.A.	2.60	Mar 2015	USD	2,800,000	50,120	(98,112)
	U.S. Dollar versus Brazillian Real	JPMorgan Chase Bank	2.40	Oct 2014	USD	2,500,000	14,588	(68,333)
	U.S. Dollar versus Brazillian Real	JPMorgan Chase Bank	2.39	Oct 2014	USD	1,600,000	8,640	(51,648)
	U.S. Dollar versus Brazillian Real	JPMorgan Chase Bank	2.38	Oct 2014	USD	5,600,000	32,816	(205,666)
	U.S. Dollar versus Brazillian Real	Mistsubishi Trust & Bank Tokyo	2.65	Jun 2015	USD	13,800,000	411,240	(625,954)
	U.S. Dollar versus Brazillian Real	UBS AG	2.74	Jun 2015	USD	4,100,000	92,250	(144,521)

U.S. Dollar versus Brazillian Real	UBS AG	2.64	Jun 2015	USD	4,300,000	117,498	(206,705)
						$1,005,461	($1,852,656)
PUTS
U.S. Dollar versus Japanese Yen	Bank of America N.A.	93.00	Sep 2016	USD	7,100,000	$128,297	($96,326)
U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	6,600,000	364,070	(194,977)
U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	3,600,000	177,884	(107,903)
U.S. Dollar versus Japanese Yen	Barclays Bank PLC	91.00	Feb 2016	USD	3,300,000	78,672	(20,001)
U.S. Dollar versus Japanese Yen	Barclays Bank PLC	94.75	Apr 2016	USD	6,600,000	199,364	(73,201)
U.S. Dollar versus Japanese Yen	Barclays Bank PLC	94.75	Apr 2016	USD	1,000,000	29,320	(11,091)
U.S. Dollar versus Japanese Yen	Barclays Bank PLC	97.00	Sep 2016	USD	2,100,000	42,189	(40,851)
U.S. Dollar versus Japanese Yen	Citibank N.A.	93.00	Apr 2016	USD	2,000,000	48,036	(18,602)
U.S. Dollar versus Japanese Yen	Citibank N.A.	95.00	Sep 2016	USD	11,100,000	244,413	(180,197)
U.S. Dollar versus Japanese Yen	Citibank N.A.	96.00	Sep 2016	USD	3,100,000	73,455	(55,081)
U.S. Dollar versus Japanese Yen	Deutche Bank AG	92.00	May 2016	USD	2,700,000	63,126	(24,783)
U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank	91.00	Feb 2016	USD	8,400,000	212,802	(50,912)
						$1,661,628	($873,925)

Real Return Bond Trust
The portfolio used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.

Portfolio	Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust	Calls
	U.S. Dollar versus Brazilian Real	Deutsche Bank AG	2.68	Jul 2015	USD	270,000	$6,434	($12,472)
	U.S. Dollar versus Indian Rupee	JPMorgan Chase Bank	65.00	Mar 2015	USD	300,000	3,517	(4,386)
							$9,951	($16,858)

Total Return Trust
The portfolio used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.

Portfolio	Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Total Return Trust	CALLS
	U.S. Dollar versus Brazilian Real	JPMorgan Securities	2.58	Oct 2014	USD	1,700,000	$16,405	($15,932)
	U.S. Dollar versus Brazilian Real	BNP Paribas	2.59	Oct 2014	USD	2,700,000	23,895	(23,895)
							$40,300	($39,827)
	PUTS
	U.S. Dollar versus Japanese Yen	Citibank N.A.	99.00	Sep 2015	USD	4,100,000	$33,698	($33,698)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	1,500,000	83,775	(44,313)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	97.00	Nov 2014	USD	3,700,000	5,106	(22)
	U.S. Dollar versus Japanese Yen	Barclays Capital	97.00	Nov 2014	USD	2,200,000	2,750	(13)
	U.S. Dollar versus Japanese Yen	UBS Securities LLC	98.00	Nov 2014	USD	2,200,000	4,620	(29)
							$129,949	($78,075)

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Trust
The portfolio used interest rate swaptions to manage duration of the portfolio, to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

				Pay/Receive
				Floating	Exercise	Expiration		Notional
Fund	Description	Counterparty	Floating Rate Index	Rate	Rate	Date		Amount	Premium	Value
Global Bond Trust	PUTS
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	15,100,000	$284,623	($239,589)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	30,000,000	570,000	(476,004)
									$854,623	($715,593)

Real Return Bond Trust
The portfolio used interest rate swaptions to manage duration, manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Pay/Receive
				Floating	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Floating Rate Index	Rate	Rate	Date		Amount	Premium	Value
Real Return Bond Trust	PUTS
	5-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	6-Month EURIBOR	Receive	1.235%	Nov 2014	EUR	2,200,000	$15,305	-
									$15,305	-

Total Return Trust
The portfolio used interest rate swaptions to manage duration, manage against anticipated interest rate changes and maintain diversity and liquidity.

				Pay/Receive
				Floating	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Floating Rate Index	Rate	Rate	Date		Amount	Premium	Value
Total Return Trust	CALLS
	5-Year Interest Rate Swap	Deutsche Bank Securities	3-Month USD LIBOR	Receive	1.65%	Nov 2014	USD	48,100,000	$76,960	($9,610)
	5-Year Interest Rate Swap	Deutsche Bank Securities	3-Month USD LIBOR	Receive	1.70%	Dec 2014	USD	8,600,000	18,060	(4,449)
	5-Year Interest Rate Swap	JPMorgan Securities	3-Month USD LIBOR	Receive	1.70%	Nov 2014	USD	13,000,000	24,700	(4,688)
	5-Year Interest Rate Swap	Morgan Stanley Co., Inc.	3-Month USD LIBOR	Receive	1.80%	Dec 2014	USD	36,800,000	65,320	(43,435)
	5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD LIBOR	Receive	1.80%	Dec 2014	USD	14,900,000	26,552	(17,586)
	10-Year Interest Rate Swap	Morgan Stanley Co., Inc.	3-Month USD LIBOR	Receive	2.55%	Oct 2014	USD	40,600,000	154,280	(55,492)
	10-Year Interest Rate Swap	Goldman Sachs Capital	6-Month EURIBOR	Receive	1.20%	Jan 2015	EUR	4,000,000	21,639	(49,228)
	10-Year Interest Rate Swap	Deutsche Bank AG	6-Month EURIBOR	Receive	0.95%	Mar 2015	EUR	4,900,000	12,699	(15,444)
									$400,210	($199,932)
	PUTS
	5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD LIBOR	Receive	2.10%	Dec 2014	USD	14,900,000	$74,500	($62,957)
	5-Year Interest Rate Swap	Deutsche Bank Securities	3-Month USD LIBOR	Receive	2.05%	Dec 2014	USD	8,600,000	38,786	(46,056)
	5-Year Interest Rate Swap	JPMorgan Securities	3-Month USD LIBOR	Receive	2.05%	Nov 2014	USD	13,000,000	44,525	(53,464)
	5-Year Interest Rate Swap	Morgan Stanley Co., Inc.	3-Month USD LIBOR	Receive	2.15%	Dec 2014	USD	36,800,000	139,840	(123,751)
	5-Year Interest Rate Swap	Morgan Stanley Co., Inc.	3-Month USD LIBOR	Receive	2.60%	Sep 2015	USD	22,100,000	290,063	(294,889)
	10-Year Interest Rate Swap	Morgan Stanley Co., Inc.	3-Month USD LIBOR	Receive	2.80%	Feb 2015	USD	14,600,000	232,870	(197,777)
	10-Year Interest Rate Swap	Morgan Stanley Co., Inc.	3-Month USD LIBOR	Receive	2.85%	Nov 2014	USD	94,800,000	613,134	(347,404)
	10-Year Interest Rate Swap	JPMorgan Securities	3-Month USD LIBOR	Receive	2.80%	Nov 2014	USD	48,000,000	231,600	(237,374)
	10-Year Interest Rate Swap	Deutsche Bank Securities	3-Month USD LIBOR	Receive	2.85%	Nov 2014	USD	48,100,000	264,550	(176,267)
	10-Year Interest Rate Swap	Morgan Stanley Co., Inc.	3-Month USD LIBOR	Receive	2.95%	Oct 2014	USD	40,600,000	187,775	(5,103)
	10-Year Interest Rate Swap	Goldman Sachs Capital	6-Month EURIBOR	Receive	1.60%	Jan 2015	EUR	4,000,000	42,196	(7,455)
	10-Year Interest Rate Swap	Deutsche Bank AG	6-Month EURIBOR	Receive	1.55%	Mar 2015	EUR	4,900,000	40,638	(26,819)
									$2,200,477	($1,579,316)

Credit Default Swaptions

A credit default swaption is an option to enter into a credit default swap.

Global Bond Trust
The portfolio used credit default swaptions to take a long position in the exposure of the benchmark credit.

				Buy/Sell	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Index	Protection	Rate	Date		Amount	Premium	Value
Global Bond Trust	PUTS
	5-Year Credit Default Swap	JPMorgan Chase Bank	CDX IG22	Sell	0.90%	Dec 2014	USD	3,500,000	$4,900	($3,568)
	5-Year Credit Default Swap	Goldman Sachs International	CDX ITRAXX MAIN21	Sell	0.85%	Dec 2014	USD	8,000,000	20,734	(10,784)
	5-Year Credit Default Swap	Goldman Sachs International	CDX ITRAXX MAIN21	Sell	0.95%	Dec 2014	USD	10,300,000	19,399	(8,378)
									$45,033	($22,730)

Real Return Bond Trust
The portfolio used credit default swaptions to take a long position in the exposure of the benchmark credit.

				Buy/Sell	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Index	Protection	Rate	Date		Amount	Premium	Value
Real Return Bond Trust	PUTS
	5-Year Credit Default Swap	Citibank N.A	CDX.IG22	Sell	0.90%	Dec 2014	USD	200,000	$380	($204)
	5-Year Credit Default Swap	Citibank N.A	CDX.IG22	Sell	0.95%	Dec 2014	USD	100,000	204	(81)
	5-Year Credit Default Swap	Citibank N.A	CDX.IG22	Sell	1.00%	Dec 2014	USD	100,000	197	(65)
	5-Year Credit Default Swap	Citibank N.A	CDX.IG22	Sell	0.85%	Dec 2014	USD	800,000	940	(1,030)
	5-Year Credit Default Swap	Goldman Sachs International	CDX.IG22	Sell	0.90%	Dec 2014	USD	100,000	93	(102)
	5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.MAIN21	Sell	0.95%	Dec 2014	EUR	600,000	993	(488)
	5-Year Credit Default Swap	JPMorgan Chase Bank	CDX.IG22	Sell	0.90%	Dec 2014	USD	200,000	365	(204)
	5-Year Credit Default Swap	JPMorgan Chase Bank	CDX.IG22	Sell	0.95%	Dec 2014	USD	300,000	532	(243)
	5-Year Credit Default Swap	Goldman Sachs International	CDX.IG22	Sell	0.90%	Jan 2015	USD	200,000	294	(318)
									$3,998	($2,735)

Total Return Trust
The portfolio used credit default swaptions to take a long position in the exposure of the benchmark credit and to capture income/premium.

				Buy/Sell	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Index	Protection	Rate	Date		Amount	Premium	Value
Total Return Trust	PUTS
	5-Year Credit Default Swap	Bank of America	CDX.O	Sell	0.85%	Dec 2014	USD	6,400,000	$7,520	($8,241)
	5-Year Credit Default Swap	Citibank N.A.	CDX.O	Sell	0.90%	Dec 2014	USD	2,800,000	3,220	(3,220)
	5-Year Credit Default Swap	Citibank N.A.	CDX.O	Sell	0.95%	Dec 2014	USD	4,200,000	5,250	(3,396)
									$15,990	($14,857)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor”.

Global Bond Trust
The portfolio used inflation floors to manage duration of the portfolio and to manage against anticipated interest rate changes.

Portfolio	Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	Floor- OTC	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] -	Sep 2020	USD	2,000,000	$25,800	($312)
	CPURNSA			(Index Final/Index Initial)) or
	Index			$0
								$25,800	($312)

Real Return Bond Trust
The portfolio used inflation floors to manage duration of the portfolio and to manage against anticipated interest rate changes.

Portfolio	Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Real Return Bond	Floor- OTC	BNP Paribas	238.343	Maximum of ((1+0.0%)[10] -	Mar 2018	USD	$100,000	$860	($245)
Trust	CPURNSA			(Index Final/Index Initial)) or
	Index			$0
	Floor- OTC	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] -	Sep 2020	USD	200,000	2,580	(31)
	CPURNSA			(Index Final/Index Initial)) or
	Index			$0
	Floor- OTC	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] -	Apr 2020	USD	2,600,000	23,160	(328)
	CPURNSA			(Index Final/Index Initial)) or
	Index			$0
								$26,600	($604)

Total Return Trust
The portfolio used inflation floors to manage duration of the portfolio, manage against anticipated interest rate changes and as a substitute for securities purchased.

Portfolio	Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Total Return Trust	Floor- OTC	Deutsche Bank AG	215.949	Maximum of ((1+0.0%)[10] -	Mar 2020	USD	2,600,000	$19,500	($297)
	CPURNSA			(Index Final/Index Initial)) or
	Index			$0
	Floor- OTC	Citibank AG	215.949	Maximum of ((1+0.0%)[10] -	Mar 2020	USD	7,500,000	63,460	(858)
	CPURNSA			(Index Final/Index Initial)) or
	Index			$0
	Floor- OTC	Citibank AG	216.687	Maximum of ((1+0.0%)[10] -	Apr 2020	USD	17,900,000	159,640	(2,257)
	CPURNSA			(Index Final/Index Initial)) or
	Index			$0
	Floor- OTC	Citibank AG	217.965	Maximum of ((1+0.0%)[10] -	Sep 2020	USD	6,900,000	89,010	(1,075)
	CPURNSA			(Index Final/Index Initial)) or
	Index			$0
	Floor- OTC	Deutsche Bank AG	218.011	Maximum of ((1+0.0%)[10] -	Oct 2020	USD	7,100,000	69,580	(1,189)
	CPURNSA			(Index Final/Index Initial)) or
	Index			$0
								$401,190	($5,676)

Inflation Caps (OTC)

Inflation caps are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure) or “cap”.

Real Return Bond Trust
The fund used inflation floors to manage duration of the fund and to manage against anticipated interest rate changes.

			Initial		Expiration		Notional
Portfolio	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value
Real Return Bond Trust	Floor- OTC	JPMorgan Chase Bank	233.916	Maximum of ((1+0.0%)[10] -	Apr 2024	USD	600,000	$4,365	($1,862)
	CPURNSA			(Index Final/Index Initial))
	Index			or $0
	Floor- OTC	JPMorgan Chase Bank	234.781	Maximum of ((1+0.0%)[10] -	May 2024	USD	100,000	695	(321)
	CPURNSA			(Index Final/Index Initial))
	Index			or $0
								$5,060	($2,183)

Swaps. Swap agreements are agreements between a portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the portfolios are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or a portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by a portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the interest rate swap contracts held as of September 30, 2014. In addition, the tables detail how the portfolios used interest rate swap contracts during the period ended September 30, 2014.

Global Bond Trust
The portfolio used interest rate swaps to manage against anticipated interest rate changes and to manage duration.

						Payments		Unamortized	Unrealized
		Notional		USD Notional	Payments	Received	Maturity	Upfront	Appreciation
Portfolio	Counterparty	Amount	Currency	Amount	Made by Fund	by Fund	Date	Payment	(Depreciation)	Market Value
Global Bond Trust
	Bank of America N.A.	313,400,000	MXN	$23,824,094	MXN-TIIE- Banxico	Fixed 4.30%	Sep 2016	$17,169	($72,027)	($54,858)
	Barclays Capital	12,000,000	MXN	924,410	MXN-TIIE- Banxico	Fixed 6.99%	May 2034	-	(7,622)	(7,622)
	Deutsche Bank AG	13,323,431	BRL	8,008,565	BRL-CDI	Fixed 10.91%	Jan 2017	(25,250)	(51,301)	(76,551)
	Goldman Sachs International	50,016,303	BRL	30,578,196	BRL-Interbank- Deposit-Rate- Annualized	Fixed 10.91%	Jan 2017	(101,033)	(186,339)	(287,372)
	UBS AG	31,705,491	BRL	19,216,925	BRL-Interbank- Deposit-Rate- Annualized	Fixed 10.91%	Jan 2017	(17,858)	(164,308)	(182,166)
	UBS AG	48,600,000	MXN	3,657,779	MXN-TIIE- Banxico	Fixed 5.61%	Jul 2021	(13,399)	(42,885)	(56,284)
Exchange Cleared
Swaps
		200,000	EUR	258,800	EUR-EURIBOR- Reuters	Fixed 0.50%	Mar 2020	(1,232)	798	(434)
		11,700,000	EUR	15,161,450	Fixed 1.25%	EUR-EURIBOR- Reuters	Mar 2025	101,325	(116,790)	(15,465)
		4,500,000	EUR	5,793,974	Fixed 2.00%	EUR-EURIBOR- Reuters	Mar 2045	94,768	(165,380)	(70,612)
		87,300,000	GBP	148,095,391	Fixed 1.75%	GBP-LIBOR-BBA	Dec 2016	282,204	(606,993)	(324,789)
		23,100,000	GBP	37,211,790	Fixed 1.50%	GBP-LIBOR-BBA	Dec 2016	(125,032)	53,090	(71,942)
		3,300,000	GBP	5,350,455	Fixed 1.50%	GBP-LIBOR-BBA	Mar 2017	6,956	1,759	8,715
		14,800,000	GBP	24,235,001	Fixed 2.25%	GBP-LIBOR-BBA	Dec 2019	(36,514)	(157,434)	(193,948)
		2,300,000	GBP	3,820,071	Fixed 3.00%	GBP-LIBOR-BBA	Sep 2045	(91,788)	69,320	(22,468)
		4,610,000,000	JPY	45,305,606	JPY-LIBOR-BBA	Fixed 1.50%	Jun 2033	1,259	1,333,958	1,335,217
		322,800,000	MXN	24,428,636	MXN-TIIE- Banxico	Fixed 4.30%	Sep 2016	(39,652)	(16,852)	(56,504)
		258,300,000	MXN	19,500,615	MXN-TIIE- Banxico	Fixed 4.31%	Sep 2016	(43,132)	(3,399)	(46,531)
		10,000,000	MXN	770,342	MXN-TIIE- Banxico	Fixed 5.64%	Jun 2021	-	(9,124)	(9,124)
		167,700,000	MXN	12,947,178	MXN-TIIE- Banxico	Fixed 5.61%	Jul 2021	55,432	(249,023)	(193,591)
		27,200,000	MXN	2,106,935	MXN-TIIE- Banxico	Fixed 5.63%	Jul 2021	1,128	(30,340)	(29,212)
		197,000,000	USD	197,000,000	Fixed 1.00%	USD-LIBOR-BBA	Sep 2016	(743,933)	(56,174)	(800,107)
		9,300,000	USD	9,300,000	Fixed 0.75%	USD-LIBOR-BBA	Dec 2016	25,599	21,742	47,341
		3,800,000	USD	3,800,000	Fixed 1.00%	USD-LIBOR-BBA	Dec 2016	(4,986)	5,418	432
		39,500,000	USD	39,500,000	Fixed 1.25%	USD-LIBOR-BBA	Mar 2017	(39,500)	36,672	(2,828)
		92,300,000	USD	92,300,000	Fixed 1.25%	USD-LIBOR-BBA	Jun 2017	250,444	211,979	462,423
		55,100,000	USD	55,100,000	Fixed 2.50%	USD-LIBOR-BBA	Jun 2021	(276,119)	(924,052)	(1,200,171)
		37,000,000	USD	37,000,000	USD-LIBOR-BBA	Fixed 3.00%	Jun 2023	(2,068,448)	1,572,060	(496,388)
		5,200,000	USD	5,200,000	USD-LIBOR-BBA	Fixed 4.50%	Jun 2024	(27,810)	263,999	236,189
		2,900,000	USD	2,900,000	Fixed 3.00%	USD-LIBOR-BBA	Dec 2024	(30,920)	(41,170)	(72,090)
				$873,296,213				($2,850,322)	$669,582	($2,180,740)

Investment Quality Bond Trust
The portfolio used interest rate swaps to manage against anticipated interest rate changes.

								Unamortized
				USD	Payments	Payments		Upfront	Unrealized
		Notional		Notional	Made by	Received by	Maturity	Payment Paid	Appreciation
Portfolio	Counterparty	Amount	Currency	Amount	Fund/Portfolio	Fund/Portfolio	Date	(Received)	(Depreciation)	Market Value
Investment Quality
Bond Trust
	JPMorgan Chase Bank, N.A.	5,100,000	USD	$5,100,000	Fixed 4.318%	3 Month LIBOR	Dec 2028	-	($923,497)	($923,497)
	JPMorgan Chase Bank, N.A.	2,100,000	USD	2,100,000	Fixed 3.425%	3 Month LIBOR	Jun 2039	-	(120,292)	(120,292)
				$7,200,000				-	($1,043,789)	($1,043,789)

Real Return Bond Trust
The portfolio used interest rate swaps to manage against anticipated interest rate changes and to manage duration of the portfolio.

								Unamortized
				USD	Payments	Payments		Upfront	Unrealized
		Notional		Notional	Made by	Received by	Maturity	Payment Paid	Appreciation
Portfolio	Counterparty	Amount	Currency	Amount	Portfolio	Portfolio	Date	(Received)	(Depreciation)	Market Value
Real Return Bond
Trust
	Credit Suisse International	595,517	BRL	$699,270	BRL-Interbank- Deposit-Rate- Annualized	Fixed 11.50%	Jan 2021	$8,229	($18,637)	($10,408)
	Deutsche Bank AG	688,793	BRL	786,370	BRL-Interbank- Deposit-Rate- Annualized	Fixed 11.16%	Jan 2021	298	(20,123)	(19,825)
	HSBC Bank	1,139,973	BRL	726,942	BRL-Interbank- Deposit-Rate- Annualized	Fixed 10.91%	Jan 2017	36	(6,586)	(6,550)
	Morgan Stanley Capital Services	6,331,368	BRL	3,919,319	BRL-Interbank- Deposit-Rate- Annualized	Fixed 8.22%	Jan 2017	(435)	(261,710)	(262,145)
	UBS AG	1,315,384	BRL	819,257	BRL-Interbank- Deposit-Rate- Annualized	Fixed 8.15%	Jan 2017	-	(55,911)	(55,911)
Exchange Cleared
Swaps
		200,000,000	JPY	2,025,595	Fixed 1.00%	JPY-LIBOR-BBA	Sep 2023	(15,964)	(54,691)	(70,655)
		2,600,000	USD	2,600,000	Fixed 3.50%	3 Month LIBOR	Dec 2043	102,310	(286,788)	(184,478)
		2,500,000	USD	2,500,000	Fixed 3.75%	USD-LIBOR-BBA	Jun 2044	(83,701)	(221,486)	(305,187)
		1,100,000	EUR	1,440,955	Fixed 2.00%	EUR-EURIBOR- Reuters	Mar 2045	12,624	(29,885)	(17,261)
		10,000,000	MXN	754,959	MXN-TIIE- Banxico	Fixed 4.310%	Sep 2016	(1,670)	(131)	(1,801)
				$16,272,667				$21,727	($955,948)	($934,221)

Total Return Trust
The portfolio used interest rate swaps to manage against anticipated interest rate changes and to manage duration.

								Unamortized
					Payments	Payments		Upfront	Unrealized
		Notional		USD Notional	Made by	Received	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Amount	Currency	Amount	Portfolio	by Portfolio	Date	(Received)	(Depreciation)	Value
Total Return Trust
	Bank of America, N.A.	2,877,953	BRL	$1,883,986	BRL- Interbank- Deposit- Rate- Annualized	Fixed 8.86%	Jan 2017	$2,973	($86,214)	($83,241)
	Bank of America, N.A.	44,000,000	MXN	3,289,966	MXN-TIIE- Banxico	Fixed 5.70%	Jan 2019	(10,070)	83,009	72,939
	Bank of America, N.A.	13,128,711	BRL	15,072,277	BRL-CDI	Fixed 12.055%	Jan 2021	40,852	1,395	42,247
	Barclays Bank PLC	900,000	MXN	69,684	MXN-TIIE- Banxico	Fixed 5.00%	Sep 2017	(312)	1,095	783
	Barclays Bank PLC	100,000	MXN	7,757	MXN-TIIE- Banxico	Fixed 5.75%	Jun 2023	(250)	20	(230)
	Barclays Bank PLC	200,000	MXN	15,512	MXN-TIIE- Banxico	Fixed 6.00%	Jun 2023	(302)	102	(200)
	BNP Paribas	100,000	MXN	7,877	MXN-TIIE- Banxico	Fixed 5.75%	Jun 2023	(113)	(117)	(230)
	Credit Suisse International	1,458,746	BRL	1,677,578	BRL-CDI	Fixed 12.055%	Jan 2021	6,353	(1,659)	4,694
	Deutsche Bank AG	1,502,478	BRL	1,006,543	BRL- Interbank- Deposit- Rate- Annualized	Fixed 9.13%	Jan 2017	7,165	(51,120)	(43,955)
	Deutsche Bank AG	200,000	MXN	15,676	MXN-TIIE- Banxico	Fixed 5.75%	Jun 2023	(295)	(166)	(461)
	Deutsche Bank AG	14,000,000	MXN	1,046,807	MXN-TIIE- Banxico	Fixed 5.70%	Jan 2019	(4,988)	28,196	23,208
	Deutsche Bank AG	20,000,000	MXN	1,541,426	MXN-TIIE- Banxico	Fixed 6.810%	Jun 2034	2,189	(44,837)	(42,648)
	Deutsche Bank AG	782,742	BRL	897,593	BRL-CDI	Fixed 12.055%	Jan 2021	(3,381)	(5)	(3,386)
	Goldman Sachs	1,579,259	BRL	1,041,796	BRL- Interbank- Deposit- Rate- Annualized	Fixed 9.095%	Jan 2017	-	(47,594)	(47,594)
	Goldman Sachs	200,000	MXN	15,555	MXN-TIIE- Banxico	Fixed 5.75%	Jun 2023	(424)	(37)	(461)
	Goldman Sachs	14,000,000	MXN	1,046,807	MXN-TIIE- Banxico	Fixed 5.70%	Jan 2019	(3,467)	26,675	23,208
	HSBC Bank USA	40,000,000	MXN	2,868,671	MXN-TIIE- Banxico	Fixed 5.500%	Sep 2017	(9,214)	86,535	77,321
	HSBC Bank USA	2,600,000	MXN	202,180	MXN-TIIE- Banxico	Fixed 5.00%	Sep 2017	(1,086)	3,348	2,262
	HSBC Bank USA	11,800,000	MXN	921,594	MXN-TIIE- Banxico	Fixed 5.50%	Sep 2022	(17,972)	(15,830)	(33,802)
	HSBC Bank USA	7,800,000	MXN	611,285	MXN-TIIE- Banxico	Fixed 4.75%	Feb 2018	(4,300)	3,446	(854)
	HSBC Bank USA	2,568,053	BRL	1,708,543	BRL- Interbank- Deposit- Rate- Annualized	Fixed 8.95%	Jan 2017	(15)	(81,395)	(81,410)
	HSBC Bank USA	300,000	MXN	23,631	MXN-TIIE- Banxico	Fixed 5.75%	Jun 2023	(419)	(275)	(694)
	HSBC Bank USA	92,000,000	MXN	7,135,517	MXN-TIIE- Banxico	Fixed 5.00%	Jun 2018	(109,576)	131,752	22,176
	JPMorgan Chase Bank, N.A.	300,000	MXN	22,662	MXN-TIIE- Banxico	Fixed 6.00%	Jun 2023	(956)	656	(300)
	JPMorgan Chase Bank, N.A.	14,000,000	MXN	1,046,807	MXN-TIIE- Banxico	Fixed 5.70%	Jan 2019	(4,076)	27,284	23,208
	Morgan Stanley Capital Services, Inc.	28,500,000	MXN	2,210,459	MXN-TIIE- Banxico	Fixed 5.00%	Jun 2018	(34,269)	41,139	6,870
	UBS AG	2,874,494	BRL	1,903,414	BRL- Interbank- Deposit- Rate- Annualized	Fixed 8.90%	Jan 2017	1,218	(92,735)	(91,517)
	UBS AG	4,144,692	BRL	4,611,680	BRL-CDI	Fixed 11.68%	Jan 2021	(45,085)	1,438	(43,647)

Exchange Cleared
Swaps
	51,500,000	USD	51,500,000	Fixed 2.75%	3 month Libor	Jun 2043	3,628,017	453,949	4,081,966
	122,100,000	USD	122,100,000	Federal Fund Effective Rate US	Fixed 1.00%	Oct 2017	(143,913)	(1,350,054)	(1,493,967)
	9,000,000	USD	9,000,000	Fixed 3.50%	3 month Libor	Dec 2043	327,706	(966,284)	(638,578)
	207,600,000	USD	207,600,000	3 month Libor	Fixed 3.00%	Sep 2017	2,225,934	(762,022)	1,463,912
	142,000,000	USD	142,000,000	USD- LIBOR- BBA	Fixed 1.75%	Jun 2017	3,812	(396,754)	(392,942)
	22,300,000	MXN	1,683,793	MXN-TIIE- Banxico	Fixed 5.500%	Sep 2022	(61,552)	(2,329)	(63,881)
	590,000,000	MXN	45,331,974	MXN-TIIE- Banxico	Fixed 6.810%	Jun 2034	431,524	(1,683,639)	(1,252,115)
	119,500,000	USD	119,500,000	Fixed 3.0%	USD-LIBOR- BBA	Jun 2043	6,529,182	(3,034,879)	3,494,303
	137,000,000	MXN	10,332,451	MXN-TIIE- Banxico	Fixed 5.5%	Sep 2017	280,181	(6,587)	273,594
	1,300,000	USD	1,300,000	Fixed 2.55%	USD-LIBOR- BBA	Sep 2024	(5,233)	12,745	7,512
	604,100,000	MXN	45,449,128	MXN-TIIE- Banxico	Fixed 5.6%	Sep 2016	1,385,425	37,294	1,422,719
	3,500,000	MXN	264,775	MXN-TIIE- Banxico	Fixed 5%	Sep 2017	3,531	(212)	3,319
	11,100,000	MXN	835,991	MXN-TIIE- Banxico	Fixed 6.35%	Jun 2021	25,502	(1,097)	24,405
	31,500,000	MXN	2,372,408	MXN-TIIE- Banxico	Fixed 5%	Jun 2018	6,359	2,521	8,880
			$811,173,803				$14,446,655	($7,683,242)	$6,763,413

Currency swaps. A currency swap is an agreement between a portfolio and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following tables summarize the contracts held as of September 30, 2014, and the range of notional contracts amounts held by the portfolios during the period ended September 30, 2014. In addition, the tables detail how the portfolios used currency swap contracts during the period ended September 30, 2014.

Global Bond Trust
The portfolio used currency swaps to manage against anticipated currency exchange rate changes and to maintain diversity and liquidity of the portfolio.

								Unamortized
						Notional	Notional	Upfront
						Amount of	Amount	Payment	Unrealized
				Maturity		Currency	of Currency	Paid	Appreciation
Fund	Counterparty	Receive	Pay	Date		Received	Delivered	(Received)	(Depreciation)	Market Value
Global Bond Trust
	Bank of America N.A	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2019	EUR	3,500,000	$4,611,250	$1,393	($184,288)	($182,895)
	Citi Bank N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2019	EUR	19,000,000	25,032,500	($104,973)	($887,884)	($992,857)
	Goldman Sachs International	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2019	EUR	9,900,000	13,045,230	($123,911)	($395,400)	($519,311)
	BNP Paribas	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2019	EUR	24,000,000	31,648,200	($160,783)	($1,121,552)	($1,282,335)
	Deutsche Bank AG	Floating rate equal to 3 Month EUR-LIBOR less 0.225% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2019	EUR	13,600,000	17,918,000	($268,197)	($442,479)	($710,676)
	Credit Suisse International	Floating rate equal to 3 Month CHF-LIBOR less 0.223% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2016	CHF	1,900,000	2,028,181	$10,446	($50,474)	($40,028)
	UBS AG	Floating rate equal to 3 Month CHF-LIBOR less 0.223% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2016	CHF	5,500,000	5,877,324	$12,930	($135,366)	($122,436)
	UBS AG	Floating rate equal to 3 Month CHF-LIBOR less 0.230% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2016	CHF	3,700,000	3,946,246	$3,159	($78,330)	($75,171)
	Deutsche Bank AG	Floating rate equal to 3 Month CHF-LIBOR less 0.219% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2016	CHF	3,700,000	3,961,456	($12,051)	($77,422)	($89,473)
	UBS AG	Floating rate equal to 3 Month CHF-LIBOR less 0.210% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2016	CHF	3,700,000	3,953,836	$2,960	($84,142)	($81,182)
							$112,022,223	($639,027)	($3,457,337)	($4,096,364)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. A portfolio may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolio may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

The following tables summarize the credit default swap contracts the portfolios held as of September 30, 2014. In addition, the tables detail how the portfolios used credit default swap contracts as buyer of protection.

Global Bond Trust
The portfolio used credit default swaps to manage against potential credit events.

								Unamortized
								Upfront
						(Pay)/		Payment	Unrealized
		Reference	Notional		USD	Received	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	Amount	Currency	Notional	Fixed Rate	Date	(Received)	(Depreciation)	Value
Global Bond Trust
	Bank of America N.A.	CNA Financial Corporation	4,000,000	USD	$4,000,000	(1.180)%	Dec 2014	-	($8,535)	($8,535)

	Bank of America N.A.	Computer Sciences Corporation	2,050,000	USD	2,050,000	(0.970)%	Mar 2018	-	(3,888)	(3,888)

	Bank of America N.A.	Spectra Energy Capital, LLC	3,000,000	USD	3,000,000	(1.150)%	Jun 2018	-	(71,843)	(71,843)

	Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	3,000,000	(0.940)%	Jun 2018	-	(119,058)	(119,058)

	Citibank N.A.	Russian Federation	2,100,000	USD	2,100,000	(0.800)%	Sep 2019	$119,863	17,245	137,108

	Deutsche Bank AG	Marsh & Mclennan Companies, Inc.	1,100,000	USD	1,100,000	(0.940)%	Sep 2015	-	(8,460)	(8,460)

	Deutsche Bank AG	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.200)%	Jun 2018	-	(24,684)	(24,684)

	JP Morgan Chase Bank	Russian Federation	1,200,000	USD	1,200,000	(1.490)%	Sep 2019	71,210	7,026	78,236

	Morgan Stanley Capital Services Inc.	Spectra Energy Capital, Llc	1,000,000	USD	1,000,000	(1.000)%	Jun 2018	-	(22,844)	(22,844)

	The Royal Bank of Scotland PLC	The Cleveland Electric Illuminating Company	3,000,000	USD	3,000,000	(1.000)%	Jun 2017	-	(37,250)	(37,250)
					$21,450,000			$191,073	($272,291)	($81,218)

High Yield Trust
The portfolio used credit default swaps to manage against potential credit events.

								Unamortized
								Upfront
					USD	(Pay)/		Payment	Unrealized
		Reference	Notional		Notional	Received	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value
High Yield Trust
Exchange Cleared
Swaps

		MARKIT CDX.NA.HY.22 06/19	7,794,270	USD	$7,794,270	(5.000)%	Jun 2019	($564,137)	$90,481	($473,656)
					$7,794,270			($564,137)	$90,481	($473,656)

Investment Quality Bond Trust
The portfolio used credit default swaps to manage against potential credit events and to gain exposure to security or credit index.

								Unamortized
								Upfront
					USD	(Pay)/		Payment	Unrealized
		Reference	Notional		Notional	Received	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value
Investment Quality
Bond Trust
	Goldman Sachs International	CDX- EMS21V2-5Y	1,824,000	USD	$1,265,000	(5.000)%	Jun 2019	($171,456)	$2,482	($168,974)
Exchange Cleared
Swaps

		CDX- NAHYS22V1-5Y	12,251,250	USD	12,251,250	(5.000)%	Jun 2019	(921,030)	176,689	(744,341)

		ITRAXX- EUROPES21V1- 5Y	4,115,000	EUR	5,197,453	(1.000)%	Jun 2019	99,738	(8,645)	91,093

		ITRAXX- XOVERS21V1- 5Y	2,030,000	EUR	2,563,992	(5.000)%	Jun 2019	(287,186)	16,683	(270,503)
					$21,277,695			($1,279,934)	$187,209	($1,092,725)

Real Return Bond Trust
The portfolio used credit default swaps to manage against potential credit events.

								Unamortized
								Upfront
					USD	(Pay)/		Payment	Unrealized
		Reference	Notional		Notional	Received	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value
Real Return Bond Trust
	Barclays Bank PLC	Everest Reinsurance Holdings, Inc.	1,000,000	USD	$1,000,000	(0.535)%	Dec 2014	-	($765)	($765)
					$1,000,000			-	($765)	($765)
Implied credit spreads are utilized in determining the market value of CDS agreements in which a portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the credit default swap contracts the portfolios held as of September 30, 2014. In addition, the tables detail how the portfolios used credit swap contracts as seller of protection during the period ended September 30, 2014.

Global Bond Trust
The portfolio used credit default swaps to take a long position in the exposure of the benchmark credit.

			Implied
			Credit						Unamortized
			Spread				(Pay)/		Upfront
			and/or			USD	Received		Payment	Unrealized
		Reference	Credit Rating	Notional		Notional	Fixed	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	at 9-30-14	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value
Global Bond Trust
	Bank of America N.A.	Japan	0.30%	4,800,000.00	USD	$4,800,000	1.000%	Jun 2018	$60,109	$64,940	$125,049

	Bank of America N.A.	Republic of Italy	0.97%	200,000.00	USD	200,000	1.000%	Jun 2019	($3,884)	$4,652	$768

	Bank of America N.A.	Republic of Italy	1.00%	400,000.00	USD	400,000	1.000%	Sep 2019	($1,863)	$2,878	$1,015

	Barclays Capital	People's Republic of China	0.76%	600,000.00	USD	600,000	1.000%	Mar 2019	$888	$5,469	$6,357

	Citibank N.A	Federative Republic of Brazil	1.55%	700,000.00	USD	700,000	1.000%	Mar 2019	($25,651)	$10,093	($15,558)

	Citibank N.A	Republic of Italy	1.00%	3,200,000.00	USD	3,200,000	1.000%	Sep 2019	$7,496	$627	$8,123

	Deutsche Bank AG	Federative Republic of Brazil	1.54%	2,400,000.00	USD	2,400,000	1.000%	Mar 2019	($86,498)	$33,156	($53,342)

	Deutsche Bank AG	Japan	0.30%	2,300,000.00	USD	2,300,000	1.000%	Jun 2018	$29,662	$30,257	$59,919

	Deutsche Bank AG	People's Republic of China	0.76%	600,000.00	USD	600,000	1.000%	Mar 2019	$253	$6,103	$6,356

	Deutsche Bank AG	Republic of Italy	0.89%	10,700,000.00	USD	10,700,000	1.000%	Mar 2019	($178,953)	$234,210	$55,257

	Goldman Sachs International	Federative Republic of Brazil	1.54%	600,000.00	USD	600,000	1.000%	Mar 2019	($22,977)	$9,642	($13,335)

	Goldman Sachs International	Japan	0.27%	9,200,000.00	USD	9,200,000	1.000%	Jun 2018	$128,912	$110,765	$239,677

	Goldman Sachs International	United Mexican States	0.86%	800,000.00	USD	800,000	1.000%	Sep 2019	$6,833	($1,385)	$5,448

	HSBC Bank USA	Federative Republic of Brazil	1.69%	1,800,000.00	USD	1,800,000	1.000%	Sep 2019	($50,336)	($6,577)	($56,913)

	HSBC Bank USA	Republic of Italy	0.89%	100,000.00	USD	100,000	1.000%	Mar 2019	($1,667)	$2,183	$516

	HSBC Bank USA	United Mexican States	0.84%	600,000.00	USD	600,000	1.000%	Sep 2019	$4,981	($895)	$4,086

	JPMorgan Chase Bank	Federative Republic of Brazil	1.54%	200,000.00	USD	200,000	1.000%	Mar 2019	($7,376)	$2,930	($4,446)

	JPMorgan Chase Bank	People's Republic of China	0.76%	1,400,000.00	USD	1,400,000	1.000%	Mar 2019	$4,152	$10,682	$14,834

	Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	1.54%	4,700,000.00	USD	4,700,000	1.000%	Mar 2019	($180,540)	$76,066	($104,474)

	Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	1.69%	1,000,000.00	USD	1,000,000	1.000%	Sep 2019	($28,462)	($3,159)	($31,621)

	Morgan Stanley Capital Services Inc.	Japan	0.30%	2,300,000.00	USD	2,300,000	1.000%	Jun 2018	$29,238	$30,681	$59,919

	Morgan Stanley Capital Services Inc.	People's Republic of China	0.76%	200,000.00	USD	200,000	1.000%	Mar 2019	($169)	$2,288	$2,119
						$48,800,000			($315,852)	$625,606	$309,754

Investment Quality Bond Trust
The portfolio used credit default swaps to take a long position in exposure of the benchmark credit.

			Implied
			Credit						Unamortized
			Spread				(Pay) /		Upfront
			and/or			USD	Received		Payment	Unrealized
		Reference	credit rating	Notional		Notional	Fixed	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	at 9-30-14	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Value
Investment Quality
Bond Trust
	Goldman Sachs International	CDX- EMS21V2- 5Y	2.87%	-	USD	-	5.000%	Jun 2019	$45	($12)	$33
	Goldman Sachs International	BRAZIL REPUBLIC	1.69%	820,000	USD	$820,000	1.000%	Sep 2019	(6,747)	(19,385)	(26,132)
Exchange Cleared
Swaps
		CDX- NAIGS22V1- 5Y	0.64%	13,545,000	USD	13,545,000	1.000%	Jun 2019	(239,160)	17,073	(222,087)
						$14,365,000			($245,862)	($2,324)	($248,186)

Real Return Bond Trust
The portfolio used credit default swaps to take a long position in exposure of the benchmark credit.

			Implied
			Credit
			Spread						Unamortized
			and/or						Upfront
			credit			USD	(Pay) /		Payment	Unrealized
		Reference	rating at	Notional		Notional	Received	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	9-30-14	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value
Real Return Bond Trust

	Bank of America N.A	Russian Federation	2.38%	100,000	USD	$100,000	1.000%	Mar 2019	($7,481)	$1,808	($5,673)
	Bank of America N.A	Republic of Indonesia	1.64%	100,000	USD	100,000	1.000%	Dec 2019	(2,396)	(762)	(3,158)
	Bank of America N.A	Republic of South Africa	1.93%	500,000	USD	500,000	1.000%	Dec 2019	(18,980)	(3,510)	(22,490)
	Barclays Bank PLC	Republic of Indonesia	1.64%	300,000	USD	300,000	1.000%	Dec 2019	(7,046)	(2,429)	(9,475)
	Goldman Sach International	Federative Republic of Brazil	1.75%	400,000	USD	400,000	1.000%	Dec 2019	(11,227)	(3,227)	(14,454)
	JPMorgan Chase Bank, N.A.	Petroleo Brasileiro S/A Petrobras	0.94%	300,000	USD	300,000	1.000%	Sep 2015	(1,624)	2,337	713
	Morgan Stanley Capital Services	Federative Republic of Brazil	1.75%	100,000	USD	100,000	1.000%	Dec 2019	(2,831)	(783)	(3,614)
Exchange Cleared
Swaps

		iTraxx Europe Series
		21 Version 1	1.08%	700,000	EUR	971,811	1.000%	Jun 2024	(16,512)	10,257	(6,255)
						$2,771,811			($68,097)	$3,691	($64,406)

Total Return Trust
The portfolio used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to security or credit index.

			Implied
			Credit
			Spread						Unamortized
			and/or						Upfront
			Credit			USD	(Pay) /		Payment	Unrealized
		Reference	Rating	Notional		Notional	Received	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	at 9-30-14	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value
Total Return Trust	Bank of America, N.A.	Federative Republic of Brazil	0.70%	1,000,000	USD	$1,000,000	1.950%	Apr 2016	($619)	$28,954	$28,335
	Bank of America, N.A.	Berkshire Hathaway, Inc.	0.12%	2,900,000	USD	2,900,000	1.000%	Mar 2015	(4,678)	17,515	12,837
	Bank of America, N.A.	United Mexican States	0.28%	600,000	USD	600,000	1.000%	Sep 2015	144	4,246	4,390
	Bank of America, N.A.	General Electric Capital Corporation	0.33%	2,600,000	USD	2,600,000	1.000%	Dec 2015	(12,635)	34,766	22,131
	Bank of America, N.A.	General Electric Capital Corporation	0.33%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(11,871)	33,151	21,280
	Bank of America, N.A.	Citigroup, Inc.	0.34%	2,000,000	USD	2,000,000	1.000%	Sep 2016	15,609	11,162	26,771
	Bank of America, N.A.	Republic of Italy	0.46%	900,000	USD	900,000	1.000%	Sep 2016	8,447	1,384	9,831
	Barclays Bank PLC	Federative Republic of Brazil	0.57%	500,000	USD	500,000	1.000%	Jun 2015	(991)	2,698	1,707
	Barclays Bank PLC	Republic of Indonesia	0.57%	3,100,000	USD	3,100,000	1.000%	Jun 2016	(17,203)	41,132	23,929
	Barclays Bank PLC	Republic of Indonesia	0.57%	2,100,000	USD	2,100,000	1.000%	Jun 2016	(11,982)	28,192	16,210
	Barclays Bank PLC	Republic of Indonesia	0.57%	1,900,000	USD	1,900,000	1.000%	Jun 2016	(10,320)	24,986	14,666

Barclays Bank PLC	Republic of Indonesia	0.57%	1,800,000	USD	1,800,000	1.000%	Jun 2016	(9,635)	23,529	13,894
Barclays Bank PLC	General Electric Capital Corporation	0.38%	2,300,000	USD	2,300,000	1.000%	Sep 2016	16,591	12,275	28,866
Barclays Bank PLC	People's Republic of China	0.41%	1,100,000	USD	1,100,000	1.000%	Dec 2016	16,399	(1,636)	14,763
Barclays Bank PLC	People's Republic of China	0.41%	1,200,000	USD	1,200,000	1.000%	Dec 2016	15,440	666	16,106
Barclays Bank PLC	Russian Federation	2.38%	1,200,000	USD	1,200,000	1.000%	Mar 2019	(61,818)	(6,252)	(68,070)
Barclays Bank PLC	Republic of Italy	0.92%	700,000	USD	700,000	1.000%	Jun 2019	(4,324)	7,013	2,689
Barclays Bank PLC	Republic of Italy	0.92%	800,000	USD	800,000	1.000%	Jun 2019	(4,591)	7,664	3,073
Barclays Bank PLC	Russian Federation	2.44%	6,400,000	USD	6,400,000	1.000%	Sep 2019	(364,486)	(53,366)	(417,852)
Barclays Bank PLC	Russian Federation	2.05%	1,100,000	USD	1,100,000	1.000%	Sep 2015	(12,351)	1,420	(10,931)
BNP Paribas	United States of America	0.12%	7,800,000	EUR	10,936,378	0.250%	Mar 2016	(35,874)	55,876	20,002
Citibank, N.A	Russian Federation	2.38%	1,000,000	USD	1,000,000	1.000%	Mar 2019	(51,907)	(4,818)	(56,725)
Citibank, N.A	United Mexican States	0.18%	1,500,000	USD	1,500,000	1.000%	Mar 2015	(3,139)	9,347	6,208
Citibank, N.A	Republic of Indonesia	0.39%	500,000	USD	500,000	1.000%	Sep 2015	(2,136)	5,258	3,122
Citibank, N.A	Federative Republic of Brazil	0.59%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(3,014)	7,278	4,264
Citibank, N.A	United Mexican States	0.28%	700,000	USD	700,000	1.000%	Sep 2015	(2,042)	7,164	5,122
Citibank, N.A	United Mexican States	0.34%	11,600,000	USD	11,600,000	1.000%	Mar 2016	(27,123)	143,056	115,933
Citibank, N.A	United Mexican States	0.35%	3,600,000	USD	3,600,000	1.000%	Jun 2016	(2,642)	44,003	41,361
Citibank, N.A	Republic of Italy	0.60%	2,100,000	USD	2,100,000	1.000%	Jun 2017	10,996	11,950	22,946
Citibank, N.A	Russian Federation	2.05%	4,700,000	USD	4,700,000	1.000%	Sep 2015	(48,221)	1,517	(46,704)
Citibank, N.A	United Mexican States	A3	3,300,000	USD	3,300,000	1.000%	Dec 2019	19,554	825	20,379
Citibank, N.A	Republic of Indonesia	0.57%	600,000	USD	600,000	1.000%	Jun 2016	(3,765)	8,396	4,631
Credit Suisse International	People's Republic of China	0.24%	700,000	USD	700,000	1.000%	Mar 2015	303	2,385	2,688
Credit Suisse International	Federative Republic of Brazil	0.57%	6,900,000	USD	6,900,000	1.000%	Jun 2015	(13,397)	36,949	23,552
Deutche Bank AG	Republic of Italy	0.92%	500,000	USD	500,000	1.000%	Jun 2019	(3,322)	5,243	1,921
Deutche Bank AG	Republic of Italy	0.46%	4,000,000	USD	4,000,000	1.000%	Sep 2016	27,579	16,115	43,694
Deutche Bank AG	Republic of Italy	0.46%	6,700,000	USD	6,700,000	1.000%	Sep 2016	40,993	32,194	73,187
Deutche Bank AG	Russian Federation	2.05%	300,000	USD	300,000	1.000%	Sep 2015	(3,223)	242	(2,981)
Deutche Bank AG	Republic of Italy	0.46%	900,000	USD	900,000	1.000%	Sep 2016	8,536	1,295	9,831
Deutche Bank AG	United Mexican States	0.18%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(2,093)	6,232	4,139
Deutche Bank AG	Federative Republic of Brazil	0.57%	2,800,000	USD	2,800,000	1.000%	Jun 2015	(4,256)	13,813	9,557
Deutche Bank AG	Federative Republic of Brazil	0.57%	700,000	USD	700,000	1.000%	Jun 2015	(927)	5,144	4,217
Deutche Bank AG	General Electric Capital Corporation	0.35%	400,000	USD	400,000	1.000%	Mar 2016	(6,246)	11,233	4,987
Deutche Bank AG	United Mexican States	0.34%	7,200,000	USD	7,200,000	1.000%	Mar 2016	(15,329)	87,287	71,958
Deutche Bank AG	The Export-Import Bank of China	0.69%	400,000	USD	400,000	1.000%	Jun 2017	(9,182)	12,649	3,467

Deutche Bank AG	General Electric Capital Corporation	0.31%	1,300,000	USD	1,300,000	1.000%	Sep 2015	7,745	1,389	9,134
Deutche Bank AG	Berkshire Hathaway Inc.	0.22%	1,100,000	USD	1,100,000	1.000%	Sep 2016	11,194	6,055	17,249
Deutche Bank AG	JPMorgan Chase & Co.	0.31%	2,300,000	USD	2,300,000	1.000%	Sep 2016	19,311	12,900	32,211
Deutche Bank AG	People's Republic of China	0.41%	1,000,000	USD	1,000,000	1.000%	Dec 2016	13,958	(537)	13,421
Deutche Bank AG	People's Republic of China	0.41%	1,000,000	USD	1,000,000	1.000%	Dec 2016	14,206	(785)	13,421
Deutche Bank AG	Federative Republic of Brazil	1.54%	400,000	USD	400,000	1.000%	Mar 2019	(15,087)	6,197	(8,890)
Deutsche Bank London Branch	Federative Republic of Brazil	0.72%	2,400,000	USD	2,400,000	1.000%	Jun 2016	(2,738)	14,970	12,232
Goldman Sachs	CDX.NA.IG.9-V4	0.11%	964,499	USD	964,499	0.548%	Dec 2017	0	13,506	13,506
Goldman Sachs	Berkshire Hathaway Inc.	0.12%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(2,259)	8,456	6,197
Goldman Sachs	Federative Republic of Brazil	0.57%	500,000	USD	500,000	1.000%	Jun 2015	(926)	2,633	1,707
Goldman Sachs	Russian Federation	2.38%	3,000,000	USD	3,000,000	1.000%	Mar 2019	(156,896)	(13,280)	(170,176)
Goldman Sachs	Republic of Italy	0.92%	400,000	USD	400,000	1.000%	Jun 2019	(1,685)	3,222	1,537
Goldman Sachs International	United Mexican States	A3	4,200,000	USD	4,200,000	1.000%	Dec 2019	22,805	1,050	23,855
HSBC Bank USA	Federative Republic of Brazil	0.57%	2,300,000	USD	2,300,000	1.000%	Jun 2015	(8,804)	22,660	13,856
HSBC Bank USA	Federative Republic of Brazil	0.59%	1,700,000	USD	1,700,000	1.000%	Sep 2015	(3,276)	10,524	7,248
HSBC Bank USA	Republic of Indonesia	0.57%	2,100,000	USD	2,100,000	1.000%	Jun 2016	(12,146)	28,356	16,210
HSBC Bank USA	United Mexican States	0.41%	300,000	USD	300,000	1.000%	Sep 2016	1,055	2,555	3,610
HSBC Bank USA	United Mexican States	0.45%	200,000	USD	200,000	1.000%	Dec 2016	1,400	1,114	2,514
HSBC Bank USA	Russian Federation	2.38%	4,500,000	USD	4,500,000	1.000%	Mar 2019	(234,463)	(20,801)	(255,264)
HSBC Bank USA	Republic of Italy	0.92%	500,000	USD	500,000	1.000%	Jun 2019	(3,322)	5,243	1,921
HSBC Bank USA	Republic of Italy	0.92%	1,200,000	USD	1,200,000	1.000%	Jun 2019	(5,320)	9,930	4,610
HSBC Bank USA	Russian Federation	2.24%	300,000	USD	300,000	1.000%	Jun 2017	(5,530)	(4,186)	(9,716)
HSBC Bank USA	Republic of Italy	0.46%	8,100,000	USD	8,100,000	1.000%	Sep 2016	57,453	31,027	88,480
HSBC Bank USA	Republic of Italy	0.46%	9,100,000	USD	9,100,000	1.000%	Sep 2016	55,677	43,726	99,403
JPMorgan Chase Bank, N.A.	CDX.NA.IG.9-V4	0.11%	2,121,897	USD	2,121,897	0.553%	Dec 2017	0	30,054	30,054
JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	0.59%	2,100,000	USD	2,100,000	1.000%	Sep 2015	(4,309)	13,262	8,953
JPMorgan Chase Bank, N.A.	Republic of Indonesia	0.57%	1,600,000	USD	1,600,000	1.000%	Jun 2016	(9,792)	22,142	12,350
JPMorgan Chase Bank, N.A.	United Mexican States	0.41%	200,000	USD	200,000	1.000%	Sep 2016	733	1,674	2,407
JPMorgan Chase Bank, N.A.	United Mexican States	0.45%	2,300,000	USD	2,300,000	1.000%	Dec 2016	22,400	6,508	28,908

	JPMorgan Chase Bank, N.A.	Russian Federation	2.41%	200,000	USD	200,000	1.000%	Jun 2019	(10,488)	(1,721)	(12,209)
	Morgan Stanley Capital Services, Inc.	United Mexican States	A3	5,800,000	USD	5,800,000	1.000%	Dec 2019	37,244	(1,427)	35,817
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	0.57%	800,000	USD	800,000	1.000%	Jun 2015	(1,073)	5,893	4,820
	The Royal Bank of Scotland PLC	People's Republic of China	0.37%	300,000	USD	300,000	1.000%	Sep 2016	801	3,023	3,824
	UBS AG	Berkshire Hathaway Inc.	0.12%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(2,317)	8,514	6,197
	UBS AG	United States of America	0.11%	12,700,000	EUR	16,290,280	0.250%	Sep 2015	(29,390)	52,599	23,209
	UBS AG	Federative Republic of Brazil	0.59%	500,000	USD	500,000	1.000%	Sep 2015	(915)	3,047	2,132
Exchange Cleared
Swaps
		CDX.NA.IG.22	0.64%	2,000,000	USD	2,000,000	1.000%	Jun 2019	29,924	2,865	32,789
						$196,613,054			($799,581)	$1,072,489	$272,908

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rateover the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table summarizes the inflation swap contracts of the portfolio held as of September 30, 2014.

Real Return Bond Trust
The portfolio used inflation swaps to take a position on current versus future inflation expectations.

								Unamortized
					Payments	Payments		Upfront	Unrealized
		Notional		USD Notional	Made by	Received	Maturity	Payment	Appreciation	Market
Portfolio	Counterparty	Amount	Currency	Amount	Portfolio	by Fund	Date	Paid (Received)	(Depreciation)	Value
Real Return Bond
Trust
	BNP Paribas	300,000	USD	$300,000	Fixed 1.825%	USA-CPI-U	Nov 2016	($61)	($446)	($507)
	BNP Paribas	800,000	USD	800,000	Fixed 1.9075%	USA-CPI-U	Apr 2017	-	(5,872)	(5,872)
	BNP Paribas	4,900,000	USD	4,900,000	Fixed 2.25%	USA-CPI-U	Jul 2017	5,157	(142,998)	(137,841)
	Deutsche Bank AG	500,000	USD	500,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(104)	(741)	(845)
	Deutsche Bank AG	800,000	USD	800,000	Fixed 1.845%	USA-CPI-U	Nov 2016	-	(1,842)	(1,842)
	Deutsche Bank AG	400,000	USD	400,000	Fixed 2.56%	USA-CPI-U	May 2023	-	(16,819)	(16,819)
	Goldman Sachs Bank USA	300,000	USD	300,000	Fixed 2.175%	USA-CPI-U	Oct 2018	(187)	(3,752)	(3,939)
	JPMorgan Chase Bank, N.A.	100,000	GBP	163,385	Fixed 3.5275%	UK RPI All Items NSA	Sep 2044	149	(1,141)	(992)
	Royal Bank of Scotland	400,000	USD	400,000	Fixed 1.935%	USA-CPI-U	Oct 2016	-	(2,154)	(2,154)
	Royal Bank of Scotland	2,700,000	USD	2,700,000	Fixed 2.25%	USA-CPI-U	Jul 2017	3,327	(79,280)	(75,953)
				$11,263,385				$8,281	($255,045)	($246,764)

Investment in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					DIVIDENDS AND DISTRIBUTIONS
						CAPITAL
	BEGINNING			ENDING	INCOME	GAINS
	SHARE	SHARES	SHARES	SHARE	DISTRIBUTIONS	DISTRIBUTIONS	REALIZED
Portfolio	AMOUNT	PURCHASED	SOLD	AMOUNT	RECEIVED	RECEIVED	GAIN (LOSS)	ENDING VALUE
Core Strategy Trust
Bond Trust	90,081,713	1,727,257	(5,241,176)	86,567,794	$9,449,341	-	-	$1,190,307,163
Strategic Equity Allocation	171,035,294	4,843,066	(14,209,443)	161,668,917	8,960,554	$75,530,342	-	2,748,371,418
					$18,409,895	$75,530,342	-	$3,938,678,581
Franklin Templeton Founding
Allocation Trust
Global	22,606,167	83,140	(1,305,905)	21,383,402	$565,166	-	$3,077,761	$439,642,739
Income	38,800,526	478,144	(4,239,474)	35,039,196	3,704,833	-	1,234,618	443,596,221
Mutual Shares	33,652,978	889,397	(3,183,448)	31,358,927	3,898,725	$8,083,139	7,168,776	442,788,045
					$8,168,724	$8,083,139	$11,481,155	$1,326,027,005
Lifestyle Aggressive MVP
All Cap Core	582,952	(508,197)	(74,755)	-	$55,695	-	$900,099	$13,690,483
Alpha Opportunities	2,238,191	(1,933,027)	(305,164)	-	84,270	$7,423,427	642,621	32,673,057
Blue Chip Growth	1,138,275	(968,125)	(170,150)	-	-	1,409,264	2,689,910	35,125,826

Capital Appreciation	2,040,087	(1,698,464)	(341,623)	-	24,080	3,125,113	2,398,733	28,810,196
Capital Appreciation Value	686,403	-	(686,403)	-	-	-	616,706	-
Emerging Markets Value	4,406,144	(3,541,671)	(864,473)	-	354,708	1,243,745	(769,789)	35,683,120
Equity-Income	1,601,695	(1,470,619)	(131,076)	-	153,997	3,911,694	1,094,556	45,724,544
Fundamental Large Cap Value	2,502,701	(2,273,866)	(228,835)	-	68,093	-	1,418,127	45,823,802
Fundamental Value	1,538,821	42,384	(1,581,205)	-	-	-	12,838,228	-
International Core	1,907,822	(1,709,781)	(198,041)	-	130,809	-	(356,952)	19,848,444
International Growth Opportunities	588,557	(536,828)	(51,729)	-	-	-	215,807	7,416,704
International Growth Stock	923,866	(805,088)	(118,778)	-	109,843	-	532,472	14,104,061
International Small Company	899,402	-	(899,402)	-	-	-	4,341,351	-
International Value	1,649,860	(1,506,541)	(143,319)	-	18,358	-	(261,794)	22,007,297
Mid Cap Stock	845,865	(762,613)	(83,252)	-	24,295	3,128,705	940,329	16,629,264
Mid Value	823,222	(696,134)	(127,088)	-	36,510	1,082,312	726,753	11,288,554
Mutual Shares	876,735	-	(876,735)	-	-	-	3,042,645	-
Natural Resources	1,567,457	39,783	(1,607,240)	-	-	-	896,428	-
Real Estate Securities	721,957	(567,288)	(154,669)	-	46,888	-	414,174	9,082,196
Small Cap Growth	412,087	(333,916)	(78,171)	-	-	713,018	431,111	4,465,597
Small Cap Opportunities	213,458	(194,836)	(18,622)	-	5,001	-	316,827	5,981,482
Small Cap Value	153,214	(113,277)	(39,937)	-	2,835	360,811	465,557	2,967,965
Small Company Growth	142,892	(111,298)	(31,594)	-	-	-	456,767	2,940,681
Small Company Value	178,423	(135,996)	(42,427)	-	2,098	77,322	547,897	3,303,048
Strategic Equity Allocation	-	2,164,034	(2,164,034)	-	120,527	1,015,945	673,107	38,166,951
Strategic Growth	1,366,530	(1,262,408)	(104,122)	-	-	-	150,882	28,776,839
U.S. Equity	1,713,130	(1,414,822)	(298,308)	-	89,757	-	2,330,352	27,532,110
Value		-		-	-			-
	215,956		(215,956)			-	1,772,443
					$1,327,764	$23,491,356	$39,465,347	$452,042,221

Lifestyle Aggressive PS
Strategic Equity Allocation	16,095	1,377,007	(310,469)	1,082,633	$59,933	$505,187	$213,360	$18,404,769
					$59,933	$505,187	$213,360	$18,404,769

Lifestyle Balanced MVP
All Cap Core	4,339,455	14,896	(656,750)	3,697,601	$398,619	-	$10,689,439	$96,877,150
Alpha Opportunities	16,959,740	4,093,928	(2,920,707)	18,132,961	619,894	$54,607,186	9,674,144	237,541,786
Blue Chip Growth	7,249,713	230,249	(1,674,752)	5,805,210	-	8,111,644	39,263,329	199,757,271
Bond Trust	189,778,076	79,257,765	(56,292,525)	212,743,316	23,527,163	-	20,422,442	2,925,220,589
Capital Appreciation	12,196,519	1,303,740	(1,474,390)	12,025,869	152,523	19,794,692	15,250,543	180,388,029
Core Bond	53,821,611	309,391	(26,052,113)	28,078,889	4,102,524	-	6,451,607	370,360,547
Emerging Markets Value	37,711,195	1,317,290	(7,493,268)	31,535,217	3,069,314	10,762,225	35,155,745	304,630,192
Equity-Income	15,288,278	1,457,261	(1,237,632)	15,507,907	1,008,925	25,627,853	14,444,232	291,858,818
Fundamental Large Cap Value	15,247,415	1,809,733	(1,676,257)	15,380,891	397,397	-	11,749,099	263,936,091
Fundamental Value	13,655,450	-	(13,655,450)	-	-	-	156,981,513	-
Global Bond	19,310,221	-	(2,762,808)	16,547,413	-	-	(2,497,752)	209,159,294
Global Conservative Absolute Return Fund	3,549,482	-	-	3,549,482	-	-	-	36,098,236
International Core	21,550,950	117,857	(2,961,459)	18,707,348	1,417,820	-	(4,768,364)	215,134,503
International Growth Opportunities	6,822,013	-	(442,397)	6,379,616	-	-	1,915,929	85,614,442
International Growth Stock	10,634,531	69,413	(1,480,947)	9,222,997	1,225,148	-	7,332,905	155,591,968
International Value	18,563,145	13,036	(2,279,664)	16,296,517	196,448	-	(2,191,156)	232,877,233
Mid Cap Stock	7,171,531	1,397,130	(1,066,365)	7,502,296	197,435	25,425,919	14,138,113	133,315,794
Mid Value	11,175,349	949,930	(2,265,513)	9,859,766	433,355	12,846,660	20,700,207	132,811,043
New Income	88,776,825	1,029,592	(37,852,000)	51,954,417	13,652,396	-	35,391,177	686,317,849

Short Term Government Income	6,543,473	46,297	(828,483)	5,761,287	579,174	-	(183,695)	72,188,920
Small Cap Growth	5,159,794	802,548	(878,905)	5,083,437	-	9,132,990	6,572,561	56,121,139
Small Cap Value	2,501,261	294,517	(292,444)	2,503,334	53,800	6,846,745	4,913,038	55,448,856
Small Company Growth	2,040,662	-	(262,620)	1,778,042	-	-	4,366,381	46,389,124
Small Company Value	3,105,961	63,396	(336,378)	2,832,979	41,073	1,514,048	4,763,008	64,676,921
Strategic Equity Allocation	148,700,233	11,849,640	(38,586,378)	121,963,495	6,678,750	56,296,547	170,389,766	2,073,379,418
Strategic Growth	5,400,411	6,486,760	(850,128)	11,037,043	-	-	1,416,547	180,014,165
Total Return	79,435,913	962,406	(27,516,013)	52,882,306	13,310,088	-	15,393,172	726,074,066
U.S. Equity	12,354,716	33,195	(2,182,491)	10,205,420	634,350	-	23,794,223	192,474,218
					$71,696,196	$230,966,509	$621,528,153	$10,224,257,662

Lifestyle Balanced PS
Bond PS	8,455,257	3,720,659	(7,769,337)	4,406,579	$799,374	-	($868,318)	$56,932,999
Bond Trust	-	33,145,937	(1,098,064)	32,047,873	3,482,834	-	231,946	440,658,260
Strategic Equity Allocation	6,332,661	23,607,516	(1,102,137)	28,838,040	1,582,245	$13,337,062	4,742,727	490,246,680
					$5,864,453	$13,337,062	$4,106,355	$987,837,939

Lifestyle Conservative MVP
Blue Chip Growth	1,106,117	86,978	(630,871)	562,224	-	$778,269	$9,137,833	$19,346,137
Bond Trust	58,925,627	26,691,808	(21,737,008)	63,880,427	$7,074,018	-	9,610,358	878,355,873
Capital Appreciation	-	773,605	(65,532)	708,073	8,923	1,158,005	(17,447)	10,621,099
Core Bond	17,098,724	147,114	(8,950,571)	8,295,267	1,214,601	-	(2,634,148)	109,414,572
Equity-Income	1,866,553	260,501	(535,288)	1,591,766	101,897	2,588,294	3,885,814	29,957,040
Fundamental All Cap Core	-	2,831,358	(259,808)	2,571,550	-	-	107,198	37,904,645
Fundamental Value	1,167,395	42,774	(1,210,169)	-	-	-	7,933,247	-
Global Bond	6,190,457	33,656	(1,237,250)	4,986,863	-	-	1,470,656	63,033,954
Global Conservative Absolute Return Fund	1,160,768	-	-	1,160,768	-	-	-	11,805,012

International Core	3,594,004	382,310	(908,203)	3,068,111	229,655	-	3,072,047	35,283,271
International Growth Opportunities	505,120	62,265	(94,613)	472,772	-	-	396,248	6,344,603
International Growth Stock	695,848	66,590	(159,801)	602,637	78,230	-	583,404	10,166,490
International Value	3,063,638	306,591	(729,923)	2,640,306	30,952	-	2,162,546	37,729,969
Mid Cap Stock	529,773	139,234	(126,095)	542,912	14,064	1,811,183	975,178	9,647,547
Mid Value	825,253	130,039	(232,594)	722,698	30,992	918,746	971,267	9,734,749
New Income	28,276,960	421,075	(13,282,995)	15,415,040	4,059,333	-	6,982,278	203,632,676
Short Term Government Income	2,006,250	23,222	(361,863)	1,667,609	168,355	-	(84,114)	20,895,144
Small Cap Growth	709,772	175,391	(186,963)	698,200	-	1,232,235	564,946	7,708,127
Small Cap Value	580,888	128,153	(136,968)	572,073	11,856	1,508,869	1,037,579	12,671,414
Strategic Equity Allocation	10,998,928	2,628,936	(4,705,207)	8,922,657	490,015	4,130,433	20,706,541	151,685,167
Total Return	25,406,223	303,970	(10,101,335)	15,608,858	3,954,018	-	2,416,899	214,309,613
U.S. Equity	1,106,464	39,867	(1,146,331)	-	-	-	6,608,660	-
					$17,466,909	$14,126,034	$75,886,990	$1,880,247,102
Lifestyle Conservative PS
Bond PS	3,174,852	1,168,927	(2,781,326)	1,562,453	$283,437	-	($323,436)	$20,186,899
Bond Trust	-	10,911,419	(1,053,338)	9,858,081	1,085,010	-	235,757	135,548,610
Strategic Equity Allocation	609,699	2,162,575	(486,870)	2,285,404	124,269	$1,047,489	1,182,648	38,851,875
					$1,492,716	$1,047,489	$1,094,969	$194,587,384
Lifestyle Growth MVP
All Cap Core	6,073,668	21,548	(735,003)	5,360,213	$576,610	-	$6,133,048	$140,437,580
Alpha Opportunities	33,198,960	7,979,602	(5,782,274)	35,396,288	1,208,255	-	24,484,248	463,691,371
Blue Chip Growth	13,527,211	466,105	(2,274,293)	11,719,023	-	$16,420,873	36,041,021	403,251,579
Bond Trust	145,882,778	58,134,993	(55,234,255)	148,783,516	16,397,035	-	(1,462,469)	2,045,773,343
Capital Appreciation	24,373,366	2,619,751	(2,955,332)	24,037,785	306,481	-	18,574,874	360,566,777

Core Bond	41,234,997	280,247	(19,973,532)	21,541,712	3,136,943	-	(2,405,196)	284,135,187
Emerging Markets Value	59,858,681	2,034,099	(12,751,702)	49,141,078	4,739,497	-	59,293,916	474,702,813
Equity-Income	32,631,246	2,738,237	(4,785,491)	30,583,992	1,987,209	50,477,396	57,399,734	575,590,721
Fundamental Large Cap Value	26,042,904	8,849,508	(3,271,516)	31,620,896	815,228	-	29,416,524	542,614,576
Fundamental Value	26,730,993	-	(26,730,993)	-	-	-	186,842,647	-
Global Bond	14,717,242	44,239	(2,097,687)	12,663,794	-	-	(1,463,058)	160,070,350
Global Conservative Absolute Return Fund	3,804,777	-	-	3,804,777	-	-	-	38,694,578
International Core	31,627,582	315,038	(3,865,663)	28,076,957	2,117,402	-	(12,887,077)	322,885,010
International Growth Opportunities	10,380,765	-	(345,583)	10,035,182	-	-	1,465,793	134,672,143
International Growth Stock	15,607,682	103,700	(1,910,326)	13,801,056	1,830,302	-	9,423,352	232,823,814
International Value	28,974,817	20,448	(3,423,190)	25,572,075	308,150	-	(10,202,629)	365,424,953
Mid Cap Stock	9,513,076	1,874,900	(1,305,542)	10,082,434	264,951	34,120,718	6,116,703	179,164,854
Mid Value	14,826,410	1,284,146	(2,778,428)	13,332,128	585,824	17,366,543	25,671,126	179,583,770
New Income	67,566,528	787,514	(28,510,998)	39,843,044	10,442,435	-	17,638,543	526,326,607
Short Term Government Income	4,287,371	42,256	(550,228)	3,779,399	378,839	-	(115,856)	47,355,864
Small Cap Growth	8,548,244	1,328,961	(1,445,663)	8,431,542	-	15,123,579	8,978,687	93,084,225
Small Cap Opportunities	2,947,127	2,081	(371,971)	2,577,237	65,063	-	3,584,462	76,415,069
Small Cap Value	3,351,718	390,940	(407,511)	3,335,147	71,414	9,088,311	7,172,940	73,873,510
Small Company Growth	3,503,059	-	(565,786)	2,937,273	-	-	5,481,270	76,633,441
Small Company Value	5,112,698	106,028	(491,619)	4,727,107	68,693	2,532,192	3,185,486	107,919,863
Strategic Equity Allocation	276,017,815	21,582,667	(75,592,838)	222,007,644	12,163,068	-	332,114,730	3,774,129,942
Strategic Growth	11,795,548	12,130,651	(1,826,708)	22,099,491	-	-	3,021,184	360,442,697
Total Return	60,609,726	852,666	(21,157,432)	40,304,960	10,123,250	-	7,374,945	553,387,101
U.S. Equity	28,133,352	75,034	(5,204,068)	23,004,318	1,433,907	-	24,624,695	433,861,434
					$69,020,556	$145,129,612	$845,503,643	$13,027,513,172

Lifestyle Growth PS
Bond PS	7,141,403	8,151,744	(9,695,313)	5,597,834	$1,015,474	-	$142,476	$72,324,021
Bond Trust	-	36,324,480	(1,516,301)	34,808,179	3,822,218	-	435,708	478,612,467
Strategic Equity Allocation	12,507,718	63,792,360	(1,687,087)	74,612,991	4,112,393	$34,664,201	7,258,298	1,268,420,842
					$8,950,085	$34,664,201	$7,836,482	$1,819,357,330
Lifestyle Moderate MVP
Alpha Opportunities	3,706,328	896,843	(625,723)	3,977,448	$135,798	$11,962,619	$2,258,049	$52,104,571
Blue Chip Growth	2,422,906	66,932	(922,422)	1,567,416	-	2,186,532	20,622,443	53,934,776
Bond Trust	69,047,750	27,970,713	(21,401,575)	75,616,888	8,413,430	-	10,215,073	1,039,732,207
Capital Appreciation	4,292,983	190,679	(2,721,303)	1,762,359	22,307	2,895,083	26,611,997	26,435,388
Core Bond	18,946,099	109,934	(9,139,931)	9,916,102	1,457,727	-	1,566,881	130,793,381
Equity-Income	4,632,707	1,509,323	(491,154)	5,650,876	367,243	9,328,399	5,983,261	106,349,478
Fundamental All Cap Core	-	6,536,972	(492,114)	6,044,858	-	-	201,141	89,101,214
Fundamental Large Cap Value	2,931,608	19,859	(2,951,467)	-	-	-	12,339,652	-
Fundamental Value	2,984,228	-	(2,984,228)	-	-	-	28,981,033	-
Global Bond	6,780,416	34,664	(1,112,235)	5,702,845	-	-	(3,375,503)	72,083,965
Global Conservative Absolute Return Fund	1,382,294	-	-	1,382,294	-	-	-	14,057,933
International Core	7,023,634	50,480	(1,043,911)	6,030,203	456,625	-	2,255,676	69,347,338
International Growth Opportunities	2,063,308	28,759	(229,109)	1,862,958	-	-	962,605	25,000,892
International Growth Stock	3,159,420	24,682	(471,305)	2,712,797	358,309	-	2,296,734	45,764,888
International Value	6,481,849	50,227	(910,046)	5,622,030	67,436	-	5,312,110	80,338,807
Mid Cap Stock	1,408,543	271,926	(218,459)	1,462,010	38,427	4,948,707	2,938,883	25,979,922
Mid Value	2,195,473	202,139	(455,121)	1,942,491	85,303	2,528,789	4,066,960	26,165,353
New Income	31,140,952	364,880	(13,205,889)	18,299,943	4,838,317	-	6,249,110	241,742,248

Short Term Government Income	2,142,286	49,944	(320,514)	1,871,716	187,358	-	(71,191)	23,452,606
Small Cap Growth	1,245,817	220,504	(238,326)	1,227,995	-	2,196,261	1,768,200	13,557,063
Small Cap Value	660,490	95,462	(99,129)	656,823	14,079	1,791,670	1,663,598	14,548,629
Small Company Growth	479,028	8,927	(78,120)	409,835	-	-	1,337,885	10,692,584
Small Company Value	764,597	41,603	(106,167)	700,033	9,980	367,882	1,381,058	15,981,749
Strategic Equity Allocation	34,000,918	2,924,292	(8,892,692)	28,032,518	1,551,981	13,081,967	39,491,380	476,552,805
Strategic Growth	-	1,725,355	(109,217)	1,616,138	-	-	36,610	26,359,208
Total Return	27,727,859	357,333	(9,624,263)	18,460,929	4,677,472	-	4,673,573	253,468,551
U.S. Equity	1,693,436	4,642	(269,036)	1,429,042	88,731	-	2,621,437	26,951,738
					$22,770,523	$51,287,909	$182,388,655	$2,960,497,294
Lifestyle Moderate PS
Bond PS	4,392,934	1,472,604	(3,741,416)	2,124,122	$385,326	-	($480,825)	$27,443,661
Bond Trust	-	13,231,494	(728,876)	12,502,618	1,363,795	-	169,018	171,910,999
Strategic Equity Allocation	2,201,023	6,044,169	(590,580)	7,654,612	426,083	$864,020	2,459,114	130,128,400
					$2,175,204	$864,020	$2,147,307	$329,483,060

Direct placement securities. The portfolios may hold private placement securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at September 30, 2014.

						Value as a
		Original		Beginning	Ending	percentage
		acquisition	Acquisition	share	share	of portfolio's		Value as of
Portfolio	Issuer, Description	date	cost	amount	amount	net assets		9-30-14
Alpha Opportunities Trust	Apigee Corp., Series H	4/17/2014	$432,120	-	148,495	0.1%		$432,120
	Bought: 148,495 shares
Alpha Opportunities Trust	Cloudera, Inc., Series F	2/5/2014	$229,626	-	15,771	0.1%		$438,875
	Bought: 15,771 shares
Alpha Opportunities Trust	ConforMIS, Inc.	8/12/2014	$218,960		27,370	0.0%	*	$218,960
	Bought: 27,370 shares
Alpha Opportunities Trust	Corindus Vascular Robotics, Inc.	9/12/2014	$1,299,455	-	519,782	0.2%		$1,356,259
	Bought: 519,782 shares
Alpha Opportunities Trust	Datalogix Holdings, Inc.	5/22/2014	$530,584	-	51,513	0.1%		$530,584
	Bought: 51,513 shares

Alpha Opportunities Trust	DocuSign, Inc., Series B	2/28/2014	$11,360	-	865	0.0%	*	$10,311
	Bought: 865 shares
Alpha Opportunities Trust	DocuSign, Inc., Series B1	3/3/2014	$3,401	-	259	0.0%	*	$3,087
	Bought: 259 shares
Alpha Opportunities Trust	DocuSign, Inc., Series D	3/3/2014	$8,155	-	621	0.0%	*	$7,402
	Bought: 621 shares
Alpha Opportunities Trust	DocuSign, Inc., Series E	3/3/2014	$211,051	-	16,071	0.0%	*	$191,566
	Bought: 16,071 shares
Alpha Opportunities Trust	Dropbox, Inc., Series C	1/28/2014	$208,108	-	10,895	0.0%	*	$178,787
	Bought: 10,895 shares
Alpha Opportunities Trust	Essence Group Holdings Corp.	5/1/2014	$321,999	-	203,629	0.0%	*	$321,999
	Bought: 203,629 shares
Alpha Opportunities Trust	LendingClub Corp., Series D	4/15/2014	$194,434	-	19,116**	0.0%	*	$194,434
	Bought: 9,558 shares
Alpha Opportunities Trust	Lithium Technology Corp.	8/18/2014	$415,250	-	85,197	0.1%		$415,250
	Bought: 85,197 shares
Alpha Opportunities Trust	Lookout, Inc., Series F	7/31/2014	$287,565	-	25,174	0.0%	*	$287,565
	Bought: 25,174 shares
Alpha Opportunities Trust	New Relic, Inc., Series F	4/16/2014	$327,157	-	11,307	0.0%	*	$327,157
	Bought: 11,307 shares
Alpha Opportunities Trust	Nutanix, Inc.	8/25/2014	$430,389	-	32,127	0.1%		$430,389
	Bought: 32,127 shares
Alpha Opportunities Trust	Pure Storage, Inc., Series F	4/16/2014	$985,385	-	62,660	0.1%		$985,385
	Bought: 62,660 shares
Alpha Opportunities Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	$103,927	-	3,841	0.0%	*	$103,927
	Bought: 3,841 shares
Alpha Opportunities Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	$242,515	-	8,963	0.0%	*	$242,515
	Bought: 8,963 shares
Alpha Opportunities Trust	Uber Technologies, Inc.	6/5/2014	$2,206,328	-	35,556	0.3%		$2,206,328
	Bought: 35,556 shares
Alpha Opportunities Trust	Veracode, Inc.	8/26/2014	$345,534	-	18,712	0.0%	*	$345,534
	Bought: 18,712 shares
								$9,228,434
Financial Services Trust	SKBHC Holdings LLC	11/8/2010	$1,345,794	516	516	1.7%		$2,871,689
Health Sciences Trust	Bellicum Pharmaceuticals, Inc.	8/22/2014	$107,545	-	19,733	0.0%	*	$107,545
	Bought: 19,733 shares
Health Sciences Trust	Doximity, Inc.	4/10/2014	$152,390	-	31,611	0.1%		$152,390
	Bought: 31,611 shares

Health Sciences Trust	Spark Therapeutics, Inc.	5/23/2014	$72,110	-	44,789	0.0%	*	$72,110
	Bought: 44,789 shares
								$332,045
Mid Cap Stock Trust	Apigee Corp., Series H	4/17/2014	$3,124,022	-	1,073,547	0.4%		$3,124,022
	Bought: 1,073,547 shares
Mid Cap Stock Trust	ConforMIS, Inc.	8/12/2014	$1,628,656	-	203,582	0.2%		$1,628,656
	Bought: 203,582 shares
Mid Cap Stock Trust	Datalogix Holdings, Inc.	5/22/2014	$3,681,694	-	357,446	0.4%		$3,681,694
	Bought: 357,446 shares
Mid Cap Stock Trust	DocuSign, Inc., Series B	2/28/2014	$81,224	-	6,185	0.0%	*	$73,725
	Bought: 6,185 shares
Mid Cap Stock Trust	DocuSign, Inc., Series B1	3/3/2014	$24,334	-	1,853	0.0%	*	$22,088
	Bought: 1,853 shares
Mid Cap Stock Trust	DocuSign, Inc., Series D	3/3/2014	$58,374	-	4,445	0.0%	*	$52,984
	Bought: 4,445 shares
Mid Cap Stock Trust	DocuSign, Inc., Series E	2/28/2014	$1,509,583	-	114,951	0.2%		$1,370,216
	Bought: 114,951 shares
Mid Cap Stock Trust	Essence Group Holdings Corp.	5/1/2014	$2,308,001	-	1,459,559	0.3%		$2,308,001
	Bought: 1,459,559 shares
Mid Cap Stock Trust	Lithium Technology Corp.	8/18/2014	$3,078,896	-	631,698	0.4%		$3,078,896
	Bought: 631,698 shares
Mid Cap Stock Trust	Lookout, Inc., Series F	7/31/2014	$2,122,743	-	185,829	0.2%		$2,122,743
	Bought: 185,829 shares
Mid Cap Stock Trust	New Relic, Inc., Series F	4/16/2014	$1,468,227	-	50,744	0.2%		$1,468,227
	Bought: 50,744 shares
Mid Cap Stock Trust	Nutanix, Inc.	8/25/2014	$1,985,629	-	148,220	0.2%		$1,985,629
	Bought: 148,220 shares
Mid Cap Stock Trust	One Kings Lane, Inc.	1/28/2014	$4,666,633	-	302,694	0.5%		$4,431,440
	Bought: 302,694 shares
Mid Cap Stock Trust	Pure Storage, Inc., Series F	4/16/2014	$3,324,267	-	211,388	0.4%		$3,324,267
	Bought: 211,388 shares
Mid Cap Stock Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	$772,269	-	28,542	0.1%		$772,269
	Bought: 28,542 shares
Mid Cap Stock Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	$1,801,962	-	66,598	0.2%		$1,801,962
	Bought: 66,598 shares
Mid Cap Stock Trust	Uber Technologies, Inc.	6/5/2014	$9,067,440	-	146,126	1.1%		$9,067,440
	Bought: 146,126 shares
Mid Cap Stock Trust	Veracode, Inc.	8/26/2014	$2,528,610	-	136,934	0.3%		$2,528,610
	Bought: 136,934 shares
								$42,842,869

Science & Technology Trust	Atlassian, Inc.	4/9/2014	$44,336	-	2,771	0.0%	*	$44,336
	Bought: 2,771 shares
Science & Technology Trust	Atlassian, Inc., Class A	4/9/2014	$30,544	-	1,909	0.0%	*	$30,544
	Bought: 1,909 shares
Science & Technology Trust	Atlassian, Inc., Class A Ordinary	4/9/2014	$159,488	-	9,968	0.0%	*	$159,488
	Bought: 9,968 shares
Science & Technology Trust	Atlassian, Inc., Series 1	4/9/2014	$77,824	-	4,864	0.0%	*	$77,824
	Bought: 4,864 shares
Science & Technology Trust	Atlassian, Inc., Series 2	4/9/2014	$208,352	-	13,022	0.0%	*	$208,352
	Bought: 13,022 shares
Science & Technology Trust	Atlassian, Inc., Series A	4/9/2014	$154,080	-	9,630	0.0%	*	$154,080
	Bought: 9,630 shares
Science & Technology Trust	Cloudera, Inc., Series F	2/5/2014	$309,065	-	21,227	0.1%		$590,705
	Bought: 21,227 shares
Science & Technology Trust	Dropbox, Inc.	5/2/2012	$67,334	7,441	7,441	0.0%	*	$122,107
Science & Technology Trust	Dropbox, Inc., Series A	5/2/2012	$83,623	9,241	9,241	0.0%	*	$151,645
Science & Technology Trust	Dropbox, Inc., Series A1	5/2/2012	$805,424	89,006	89,006	0.3%		$1,460,588
								$2,999,669
Small Cap Growth Trust	Apigee Corp., Series H	4/17/2014	$1,828,950	-	628,505	0.4%		$1,828,950
	Bought: 628,505 shares
Small Cap Growth Trust	Cloudera, Inc., Series F	2/5/2014	$1,153,560	-	79,228	0.4%		$2,204,757
	Bought: 79,228 shares
Small Cap Growth Trust	DocuSign, Inc., Series B	2/28/2014	$38,557	-	2,936	0.0%	*	$34,997
	Bought: 2,936 shares
Small Cap Growth Trust	DocuSign, Inc., Series B1	3/3/2014	$11,557	-	880	0.0%	*	$10,490
	Bought: 880 shares
Small Cap Growth Trust	DocuSign, Inc., Series D	3/3/2014	$27,709	-	2,110	0.0%	*	$25,151
	Bought: 2,110 shares
Small Cap Growth Trust	DocuSign, Inc., Series E	3/3/2014	$716,674	-	54,573	0.1%		$650,510
	Bought: 54,573 shares
Small Cap Growth Trust	Nutanix, Inc.	8/25/2014	$1,165,629	-	87,010	0.2%		$1,165,629
	Bought: 87,010 shares
Small Cap Growth Trust	Pure Storage, Inc., Series F	4/16/2014	$1,398,378	-	88,922	0.3%		$1,398,378
	Bought: 88,922 shares
Small Cap Growth Trust	Telogis, Inc. (Common Stock)	9/27/2013	$938,340	473,646	473,646	0.1%		$634,686
Small Cap Growth Trust	Telogis, Inc. (Preferred Stock)	9/27/2013	$1,419,833	645,027	645,027	0.4%		$1,857,678
Small Cap Growth Trust	Veracode, Inc.	8/26/2014	$1,211,529	-	65,609	0.2%		$1,211,529
	Bought: 65,609 shares
								$11,022,755

*Less than 0.05%
**Two-for-one stock split on 9/5/2014

For additional information on the portfolios’ significant accounting policies, please refer to the portfolios’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Variable Insurance Trust

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 12, 2014

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 12, 2014